DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2024.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (63.7%)
AUSTRALIA — (4.9%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω	5.965%, 02/18/25		460	$460,629
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	326,236
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
Australia & New Zealand Banking Group Ltd.
(r),(r)Ω	SOFR + 0.810%, FRN, 6.178%, 01/18/27		650	653,339
(r)	3M Swap + 0.970%, FRN, 5.340%, 05/12/27	AUD	500	329,769
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.400%, FRN, 5.748%, 07/07/25		1,100	1,100,044
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		892	896,032
(r)Ω	SOFR + 0.520%, FRN, 5.887%, 06/15/26		1,218	1,217,813
Westpac Banking Corp.
	2.250%, 08/16/24	AUD	2,000	1,306,694
	2.350%, 02/19/25		4,000	3,938,694
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.050%, FRN
(r)	5.393%, 05/20/27	AUD	500	330,380
TOTAL AUSTRALIA				10,559,630
CANADA — (6.9%)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.987%, 09/15/26		300	300,304
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.833%, 01/10/25		173	173,187
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 1.060%, FRN, 6.427%, 06/07/25		110	$110,578
(r)	SOFR + 1.330%, FRN, 6.697%, 06/05/26		683	691,762
Canada Government Bonds
	1.500%, 09/01/24	CAD	6,000	4,334,437
	3.000%, 11/01/24	CAD	3,000	2,165,035
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.788%, 10/18/24		2,014	2,014,644
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,428,943
Province of British Columbia
	4.250%, 11/27/24	AUD	3,900	2,546,707
TOTAL CANADA				14,765,597
FRANCE — (4.8%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	6.749%, 07/13/26		1,300	1,317,681
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.772%, 02/04/25		1,000	1,000,051
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,881,141
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,232,773
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.238%, 03/11/27		1,800	1,802,280
Societe Generale SA
#Ω	2.625%, 10/16/24		2,000	1,985,933
TOTAL FRANCE				10,219,859
GERMANY — (5.1%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,488,601
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,847,010

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SONIA + 1.250%, FRN
(r)	6.484%, 02/23/26	GBP	3,800	$4,962,012
Mercedes-Benz Finance North America LLC
Ω	3.250%, 08/01/24		1,750	1,750,000
TOTAL GERMANY				11,047,623
IRELAND — (1.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,297,466
ITALY — (2.2%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	2,193,212
Republic of Italy Government International Bonds
	2.375%, 10/17/24		2,500	2,482,493
TOTAL ITALY				4,675,705
JAPAN — (3.1%)
American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.600%, FRN, 5.965%, 08/14/25		269	269,653
(r)	SOFR + 0.710%, FRN, 6.078%, 07/09/27		1,661	1,662,757
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		2,200	2,160,881
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,466,536
TOTAL JAPAN				6,559,827
NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 6.079%, 01/09/26		300	301,349
(r)	3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	3,000	1,968,805
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.248%, 10/05/26		500	$503,486
TOTAL NETHERLANDS				2,773,640
NORWAY — (1.5%)
Kommunalbanken AS, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.348%, 06/17/26		3,200	3,239,616
SINGAPORE — (1.3%)
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.959%, 09/12/25		750	751,515
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.720%, FRN
(r)	5.060%, 02/24/27	AUD	3,000	1,965,512
TOTAL SINGAPORE				2,717,027
SPAIN — (0.1%)
Avangrid, Inc.
#	3.150%, 12/01/24		266	263,874
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.1%)
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.547%, 06/15/26		174	173,830
SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,447,219
UNITED KINGDOM — (0.4%)
BAT Capital Corp.
	3.222%, 08/15/24		580	579,376
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	349,489
TOTAL UNITED KINGDOM				928,865
UNITED STATES — (29.8%)
American Express Co., Floating Rate Note,
(r)	SOFR + 0.930%, FRN, 6.297%, 03/04/25		500	501,815

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
(r) SOFR + 0.650%, FRN, 6.012%, 11/04/26	266	$266,462
American Water Capital Corp.
3.400%, 03/01/25	2,600	2,570,413
Ameriprise Financial, Inc.
3.000%, 04/02/25	1,814	1,786,854
Amgen, Inc.
3.125%, 05/01/25	3,000	2,951,676
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,495,611
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r) 6.385%, 08/18/26	300	303,091
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.987%, 04/25/25	1,500	1,503,539
Boardwalk Pipelines LP
4.950%, 12/15/24	1,500	1,495,708
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.848%, 02/20/26	750	752,827
Brixmor Operating Partnership LP
3.850%, 02/01/25	1,800	1,782,346
Broadcom, Inc.
3.625%, 10/15/24	700	697,083
Capital One Financial Corp.
3.200%, 02/05/25	600	592,984
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.427%, 12/04/26	1,500	1,519,162
Discover Bank
2.450%, 09/12/24	300	298,856
Discover Financial Services
3.950%, 11/06/24	1,340	1,332,768
Edison International
3.550%, 11/15/24	1,500	1,488,809
Elevance Health, Inc.
3.500%, 08/15/24	200	199,828
2.375%, 01/15/25	2,800	2,761,074
Energy Transfer LP
2.900%, 05/15/25	2,000	1,960,604
EOG Resources, Inc.
3.150%, 04/01/25	2,107	2,077,758
Equifax, Inc.
2.600%, 12/01/24	1,500	1,485,150
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	$2,985,901
Evergy, Inc.
	2.450%, 09/15/24	1,250	1,244,776
General Motors Financial Co., Inc.
	3.800%, 04/07/25	1,500	1,482,432
Huntington Bancshares, Inc.
	2.625%, 08/06/24	327	326,846
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.440%, FRN, 5.807%, 03/06/26	500	501,164
(r)	SOFR + 0.790%, FRN, 6.140%, 06/08/26	1,072	1,080,290
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.367%, 12/08/26	1,700	1,720,252
Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,497,016
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.531%, 10/30/26	1,350	1,365,296
MPLX LP
	4.875%, 12/01/24	1,250	1,246,552
National Rural Utilities Cooperative Finance Corp.
	1.875%, 02/07/25	1,000	982,128
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r)	6.162%, 02/05/27	1,218	1,222,757
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
#(r)	6.127%, 01/29/26	750	753,081
Northrop Grumman Corp.
	2.930%, 01/15/25	700	692,033
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,490,064
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	998,805

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ONEOK, Inc.
	2.750%, 09/01/24	360	$358,827
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,174,023
Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,388,485
Simon Property Group LP
	2.000%, 09/13/24	3,650	3,634,034
Truist Financial Corp.
	2.850%, 10/26/24	1,600	1,588,152
Ventas Realty LP
	3.500%, 02/01/25	400	395,327
VF Corp.
	2.400%, 04/23/25	210	205,160
Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,991,554
WP Carey, Inc.
	4.000%, 02/01/25	1,600	1,586,499
TOTAL UNITED STATES			63,735,872
TOTAL BONDS			136,405,650
U.S. TREASURY OBLIGATIONS — (25.4%)
U.S. Treasury Notes
	0.375%, 09/15/24	3,000	2,981,524
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	18,500	18,509,883
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	18,000	18,028,259
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	4,900	4,902,199
(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25	2,000	1,999,748
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	8,000	8,002,934
TOTAL U.S. TREASURY OBLIGATIONS			54,424,547
COMMERCIAL PAPER — (7.0%)
CANADA — (1.5%)
Magna International, Inc.
Ω	5.630%, 08/08/24	1,750	1,747,887
TELUS Corp.
Ω	5.633%, 09/10/24	1,000	993,736
			Face Amount^	Value†
			(000)

CANADA — (Continued)
TransCanada PipeLines Ltd.
Ω	5.635%, 09/09/24		500	$496,945
TOTAL CANADA				3,238,568
UNITED KINGDOM — (1.0%)
Experian Finance PLC
Ω	5.503%, 08/09/24		2,000	1,997,285
UNITED STATES — (4.5%)
AT&T, Inc.
Ω	5.619%, 08/30/24		1,000	995,483
Avangrid, Inc.
Ω	5.696%, 08/22/24		500	498,294
Constellation Brands, Inc.
Ω	5.798%, 08/12/24		1,500	1,497,127
EIDP, Inc.
Ω	5.702%, 12/02/24		1,500	1,472,665
Enel Finance America LLC
Ω	5.763%, 09/27/24		1,700	1,685,015
Intercontinental Exchange, Inc.
Ω	5.511%, 08/07/24		1,000	998,909
NextEra Energy Capital Holdings, Inc.
Ω	5.672%, 09/20/24		1,000	992,208
VW Credit, Inc.
Ω	5.681%, 08/21/24		1,500	1,495,211
TOTAL UNITED STATES				9,634,912
TOTAL COMMERCIAL PAPER (Cost $14,871,601)				14,870,765
FOREIGN SOVEREIGN OBLIGATIONS — (3.0%)
UNITED KINGDOM — (3.0%)
U.K. Treasury Bills
∞	5.197%, 08/19/24	GBP	5,000	6,411,389
TOTAL INVESTMENT SECURITIES (Cost $212,540,249)				212,112,351

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	173,303	2,004,595
TOTAL INVESTMENTS — (100.0%)
(Cost $214,544,843)^^			$214,116,946

Enhanced U.S. Large Company Portfolio
CONTINUED
As of July 31, 2024, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,493,571	AUD	15,577,648	Bank of New York Mellon	08/19/24	$302,030
USD	4,375,722	CAD	6,002,069	State Street Bank and Trust	09/09/24	23,626
USD	2,209,488	CAD	3,023,285	UBS AG	09/09/24	17,307
Total Appreciation						$342,963
GBP	2,971,749	USD	3,849,253	Citibank, N.A.	08/06/24	$(28,776)
USD	14,950,879	GBP	11,859,227	State Street Bank and Trust	08/06/24	(295,329)
AUD	2,016,354	USD	1,339,278	Bank of America Corp.	08/19/24	(20,096)
Total (Depreciation)						$(344,201)
Total Appreciation (Depreciation)						$(1,238)
As of July 31, 2024, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	810	09/20/24	$215,211,185	$225,099,000	$9,887,815
Total Futures Contracts			$215,211,185	$225,099,000	$9,887,815
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$10,559,630	—	$10,559,630
Canada	—	14,765,597	—	14,765,597
France	—	10,219,859	—	10,219,859
Germany	—	11,047,623	—	11,047,623
Ireland	—	2,297,466	—	2,297,466
Italy	—	4,675,705	—	4,675,705
Japan	—	6,559,827	—	6,559,827
Netherlands	—	2,773,640	—	2,773,640
Norway	—	3,239,616	—	3,239,616
Singapore	—	2,717,027	—	2,717,027
Spain	—	263,874	—	263,874
Supranational Organization Obligations	—	173,830	—	173,830
Switzerland	—	2,447,219	—	2,447,219
United Kingdom	—	928,865	—	928,865
United States	—	63,735,872	—	63,735,872
U.S. Treasury Obligations	—	54,424,547	—	54,424,547
Commercial Paper	—	14,870,765	—	14,870,765
Foreign Sovereign Obligations	—	6,411,389	—	6,411,389
Securities Lending Collateral	—	2,004,595	—	2,004,595
Total Investments in Securities	—	$214,116,946	—	$214,116,946

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$342,963	—	$342,963
Futures Contracts**	$9,887,815	—	—	9,887,815
Liabilities
Forward Currency Contracts**	—	(344,201)	—	(344,201)
Total Financial Instruments	$9,887,815	$(1,238)	—	$9,886,577
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,883,615,516
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,883,615,516
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.7%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	473,291	$1,897,897
*	AMC Networks, Inc., Class A	255,250	2,840,933
*	Angi, Inc.	173,927	403,511
	ATN International, Inc.	111,817	3,317,610
*	Bandwidth, Inc., Class A	194,701	4,443,077
#*	Boston Omaha Corp., Class A	189,056	2,779,123
#*	Bumble, Inc., Class A	422,809	3,949,036
#	Cable One, Inc.	15,458	6,390,028
#*	Cardlytics, Inc.	63,652	527,675
#*	Cars.com, Inc.	535,367	11,039,268
*	Consolidated Communications Holdings, Inc.	879,339	4,044,959
#*	Creative Realities, Inc.	6,116	29,418
*	Cumulus Media, Inc., Class A	120,357	240,714
*	DHI Group, Inc.	195,952	415,418
#*	EchoStar Corp., Class A	203,139	4,079,031
#	Entravision Communications Corp., Class A	282,876	619,498
#*	EW Scripps Co., Class A	642,085	2,414,240
#*	Fluent, Inc.	1,541	5,054
#*	Frontier Communications Parent, Inc.	1,047,072	30,679,210
*	Gaia, Inc.	108,066	532,765
#*	Gambling.com Group Ltd.	6,812	65,531
#*	Gannett Co., Inc.	442,638	2,173,353
*††	GCI Liberty, Inc.	134,177	0
#	Gray Television, Inc. (GTN US)	783,063	5,035,095
#*	Harte Hanks, Inc.	3,832	32,342
*	Integral Ad Science Holding Corp.	225,924	2,299,906
	Interpublic Group of Cos., Inc.	775,410	24,944,940
#*	IZEA Worldwide, Inc.	18,366	42,242
#	John Wiley & Sons, Inc. (WLY US), Class A	163,555	7,809,751
#	John Wiley & Sons, Inc. (WLYB US), Class B	455	21,704
*	Liberty Broadband Corp. (LBRDA US), Class A	71,253	4,718,374
*	Liberty Broadband Corp. (LBRDK US), Class C	450,943	30,389,049
*	Liberty Global Ltd. (LBTYA US), Class A	450,192	8,774,242
#*	Liberty Global Ltd. (LBTYK US), Class C	482,666	9,706,413
#*	Liberty Latin America Ltd. (LILA US), Class A	221,918	2,325,701
#*	Liberty Latin America Ltd. (LILAK US), Class C	1,078,938	11,436,743
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	7,325	276,665
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	8,643	337,250
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	29,300	662,766
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	34,572	778,216
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	35,336	324,031
#*	Lions Gate Entertainment Corp. (LGF/B US), Class B	86,077	709,275
*	Madison Square Garden Entertainment Corp.	107,976	4,263,972
*	Magnite, Inc.	958,408	13,935,252
#	Marcus Corp.	136,137	1,713,965
#	Nexstar Media Group, Inc.	287,913	53,203,443
#*	Nextdoor Holdings, Inc.	152,919	434,290
*	Outbrain, Inc.	12,891	61,619
#*	Paltalk, Inc.	1,133	5,302
	Paramount Global (PARA US), Class B	30,405	347,225
	Paramount Global (PARAA US), Class A	512	11,725
*	Playstudios, Inc.	140,304	304,460
*	PubMatic, Inc., Class A	214,639	4,713,472

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	QuinStreet, Inc.	103,106	$1,928,082
#*	Reading International, Inc. (RDI US), Class A	10,954	15,993
#*	Reservoir Media, Inc.	19,145	152,394
	Saga Communications, Inc., Class A	54,843	850,067
	Scholastic Corp.	311,330	9,753,969
#	Shenandoah Telecommunications Co.	240,377	5,117,626
#	Shutterstock, Inc.	53,246	2,354,538
#	Sinclair, Inc.	257,373	3,958,397
#*	SPAR Group, Inc.	9,860	18,833
#*	Sphere Entertainment Co.	231,847	10,312,555
	Spok Holdings, Inc.	146,791	2,250,306
	TEGNA, Inc.	1,466,969	23,368,816
	Telephone & Data Systems, Inc.	783,985	16,620,482
#*	Thryv Holdings, Inc.	174,148	3,392,403
#	Townsquare Media, Inc., Class A	36,898	445,728
#*	TripAdvisor, Inc.	226,862	3,999,577
*	TrueCar, Inc.	382,792	1,401,019
#*	U.S. Cellular Corp.	429,873	23,105,674
*	Urban One, Inc. (UONEK US)	244,383	342,136
*	Vimeo, Inc.	268,418	1,079,040
*	WideOpenWest, Inc.	131,801	718,315
*	Zedge, Inc., Class B	3,903	14,129
*	Ziff Davis, Inc.	303,413	14,527,414
TOTAL COMMUNICATION SERVICES			398,234,272
CONSUMER DISCRETIONARY — (14.5%)
#*	1-800-Flowers.com, Inc., Class A	487,659	5,052,147
*	1stdibs.com, Inc.	39,164	179,371
*	Abercrombie & Fitch Co., Class A	247,968	36,570,321
#	Academy Sports & Outdoors, Inc.	542,486	29,332,218
*	Adient PLC	517,212	13,323,381
#	ADT, Inc.	1,188,755	9,248,514
*	Adtalem Global Education, Inc.	438,637	34,393,527
#	Advance Auto Parts, Inc.	123,261	7,806,119
#	A-Mark Precious Metals, Inc.	228,356	8,778,005
	AMCON Distributing Co.	2,433	338,236
*	American Axle & Manufacturing Holdings, Inc.	1,155,918	8,588,471
#	American Eagle Outfitters, Inc.	1,554,711	34,281,377
*	American Outdoor Brands, Inc.	128,760	1,200,043
*	American Public Education, Inc.	115,871	2,312,785
#*	America's Car-Mart, Inc.	41,987	2,907,600
#*	AMMO, Inc.	47,792	86,981
	Aramark	182,785	6,264,042
#	Ark Restaurants Corp.	34,043	483,411
#*	Asbury Automotive Group, Inc.	146,024	39,312,581
*	AutoNation, Inc.	299,131	57,050,264
#*	Bally's Corp.	17,840	307,383
	Bassett Furniture Industries, Inc.	92,848	1,220,023
#*	Beazer Homes USA, Inc.	151,803	5,111,207
	Big 5 Sporting Goods Corp.	30,819	63,179
*	Biglari Holdings, Inc. (BH US), Class B	15,268	3,065,051
#*	Biglari Holdings, Inc. (BH/A US), Class A	943	913,536
#*	BJ's Restaurants, Inc.	170,334	5,379,148
	BorgWarner, Inc.	1,689,731	59,664,402
	Brunswick Corp.	287,884	23,448,152
#	Build-A-Bear Workshop, Inc.	65,385	1,773,241
#*	Caesars Entertainment, Inc.	66,568	2,659,392
#	Caleres, Inc.	333,228	12,849,272
*	Capri Holdings Ltd.	249,507	8,368,465

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarParts.com, Inc.	94,175	$95,117
	Carriage Services, Inc.	58,739	1,883,172
#	Carter's, Inc.	53,089	3,214,539
	Cato Corp., Class A	244,894	1,253,857
*	Cavco Industries, Inc.	69,335	28,747,678
*	Century Casinos, Inc.	2,097	6,459
	Century Communities, Inc.	314,181	32,897,892
*	Chegg, Inc.	1,038,158	3,540,119
#*	Chuy's Holdings, Inc.	181,793	6,742,702
#*	Citi Trends, Inc.	44,838	879,273
#	Clarus Corp.	155,552	939,534
#*	Container Store Group, Inc.	60,125	52,886
	Crown Crafts, Inc.	33,422	166,107
*	Culp, Inc.	83,818	424,119
	Dana, Inc.	973,080	12,367,847
#	Designer Brands, Inc., Class A	422,607	3,448,473
#*	Destination XL Group, Inc.	201,583	751,905
#	Dillard's, Inc., Class A	45,271	18,044,568
*	Dorman Products, Inc.	70,974	7,194,634
#*	Dream Finders Homes, Inc., Class A	20,286	640,023
*	Duluth Holdings, Inc., Class B	182,225	663,299
*	El Pollo Loco Holdings, Inc.	405,382	4,888,907
	Escalade, Inc.	35,092	522,169
#	Ethan Allen Interiors, Inc.	270,855	8,361,294
#*	Figs, Inc., Class A	524,584	3,409,796
#*	First Watch Restaurant Group, Inc.	177,378	2,885,940
#	Flanigan's Enterprises, Inc.	2,718	72,163
	Flexsteel Industries, Inc.	40,142	1,523,389
	Foot Locker, Inc.	596,871	17,345,071
*	Fossil Group, Inc.	67,762	81,992
#*	Funko, Inc., Class A	167,245	1,670,777
#	Gap, Inc.	1,653,931	38,834,300
*	Genesco, Inc.	105,778	3,261,136
#*	Gentherm, Inc.	53,050	2,927,299
#*	G-III Apparel Group Ltd.	313,128	8,632,939
#*	Global Business Travel Group I	9,080	61,018
	Golden Entertainment, Inc.	7,107	237,587
*	Good Times Restaurants, Inc.	11,526	30,774
*	Goodyear Tire & Rubber Co.	2,849,244	33,336,155
#*	GoPro, Inc., Class A	229,760	349,235
	Graham Holdings Co., Class B	37,200	28,824,420
*	Green Brick Partners, Inc.	179,567	13,135,326
#	Group 1 Automotive, Inc.	133,508	48,826,546
#*	GrowGeneration Corp.	419,510	969,068
#	Guess?, Inc.	507,731	12,210,930
	Hamilton Beach Brands Holding Co., Class A	30,526	596,173
#	Harley-Davidson, Inc.	973,100	36,491,250
#	Haverty Furniture Cos., Inc. (HVT US)	152,694	4,469,353
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	24,472
#*	Helen of Troy Ltd.	82,543	4,879,117
#*	Hilton Grand Vacations, Inc.	134,472	5,810,535
*	Holley, Inc.	81,187	319,877
	Hooker Furnishings Corp.	85,447	1,304,776
*	Hovnanian Enterprises, Inc., Class A	20,336	4,268,323
#*	JAKKS Pacific, Inc.	60,723	1,277,612
	Jerash Holdings U.S., Inc.	14,728	45,215
#	Johnson Outdoors, Inc., Class A	75,112	3,184,749
#	KB Home	221,451	19,062,502
#	Kohl's Corp.	1,007,809	21,829,143

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Krispy Kreme, Inc.	499,442	$5,309,068
	Lakeland Industries, Inc.	69,983	1,651,599
#*	Lands' End, Inc.	131,357	2,323,705
*	Landsea Homes Corp.	84,410	1,028,114
*	Latham Group, Inc.	176,305	641,750
	Laureate Education, Inc.	1,148,334	17,799,177
#	La-Z-Boy, Inc.	397,919	17,564,145
#	LCI Industries	144,545	16,866,956
	Lear Corp.	301,726	36,822,641
#*	Legacy Housing Corp.	65,668	1,870,225
#	Leggett & Platt, Inc.	328,987	4,332,759
#*	LGI Homes, Inc.	223,552	25,724,129
#*	Life Time Group Holdings, Inc.	499,050	10,365,268
	Lifetime Brands, Inc.	108,021	933,301
#*	Lincoln Educational Services Corp.	113,261	1,598,113
#	Lithia Motors, Inc.	197,965	54,703,668
#*	Lovesac Co.	109,302	2,990,503
*	M/I Homes, Inc.	132,543	22,112,149
	Macy's, Inc.	2,491,516	43,053,396
#*	Malibu Boats, Inc., Class A	149,291	5,679,030
#	Marine Products Corp.	18,359	194,422
#*	MarineMax, Inc.	173,993	6,067,136
	Marriott Vacations Worldwide Corp.	235,992	19,960,203
#*	MasterCraft Boat Holdings, Inc.	106,955	2,340,175
#*	Mattel, Inc.	211,889	4,087,339
	Meritage Homes Corp.	252,136	51,150,830
#*	Mister Car Wash, Inc.	168,763	1,282,599
*	Modine Manufacturing Co.	519,425	61,115,545
*	Mohawk Industries, Inc.	464,055	74,745,339
#	Monarch Casino & Resort, Inc.	13,813	1,081,282
#	Monro, Inc.	210,573	6,489,860
#*	Motorcar Parts of America, Inc.	166,938	1,009,975
#	Movado Group, Inc.	154,102	3,991,242
#*	National Vision Holdings, Inc.	467,337	6,757,693
#	Newell Brands, Inc.	2,232,223	19,174,795
*	ODP Corp.	344,868	14,570,673
#*	ONE Group Hospitality, Inc.	7,450	37,771
*	OneSpaWorld Holdings Ltd.	68,389	1,100,379
#*	OneWater Marine, Inc., Class A	70,084	1,729,673
#	Oxford Industries, Inc.	112,306	11,829,191
#	Patrick Industries, Inc.	171,213	21,925,537
	Penske Automotive Group, Inc.	352,315	61,341,565
#	Perdoceo Education Corp.	648,133	16,067,217
	PetMed Express, Inc.	56,189	212,956
	Phinia, Inc.	346,848	15,504,106
#*	Playa Hotels & Resorts NV	1,146,566	9,717,147
#*	Portillo's, Inc., Class A	37,130	384,667
	PVH Corp.	415,717	42,398,977
#	RCI Hospitality Holdings, Inc.	72,575	3,591,011
#	Rocky Brands, Inc.	70,414	2,413,792
#*	RumbleON, Inc., Class B	336	1,384
#*	Sally Beauty Holdings, Inc.	533,594	6,109,651
#	Shoe Carnival, Inc.	283,169	12,026,187
#	Signet Jewelers Ltd.	423,120	35,597,086
*	Skyline Champion Corp.	8,176	666,426
	Smith & Wesson Brands, Inc.	471,963	7,810,988
#*	Solo Brands, Inc., Class A	103,638	247,695
#	Sonic Automotive, Inc., Class A	236,474	14,079,662
#*	Sportsman's Warehouse Holdings, Inc.	139,574	355,914

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Standard Motor Products, Inc.	181,938	$5,954,831
#*	Stitch Fix, Inc., Class A	334,543	1,575,697
*	Stoneridge, Inc.	201,452	3,386,408
	Strategic Education, Inc.	175,735	18,522,469
*	Strattec Security Corp.	29,596	725,694
#*	Stride, Inc.	425,551	32,333,365
	Superior Group of Cos., Inc.	80,318	1,599,934
#*»	Tandy Leather Factory, Inc.	5,434	24,073
*	Taylor Morrison Home Corp.	1,023,928	68,685,090
#	Thor Industries, Inc.	385,299	40,895,636
*	Tile Shop Holdings, Inc.	95,105	686,658
#*	Tilly's, Inc., Class A	163,133	955,959
	Toll Brothers, Inc.	520,589	74,293,256
*	Topgolf Callaway Brands Corp.	1,307,954	21,581,241
#*	Traeger, Inc.	20,857	50,891
*	Tri Pointe Homes, Inc.	899,973	40,723,778
#*	Under Armour, Inc. (UA US), Class C	1,557,218	10,573,510
*	Under Armour, Inc. (UAA US), Class A	1,652,809	11,520,079
*	Unifi, Inc.	138,544	780,003
*	Universal Electronics, Inc.	52,431	623,405
#*	Universal Technical Institute, Inc.	231,015	4,375,424
	Upbound Group, Inc.	297,334	11,218,412
#*	Urban Outfitters, Inc.	541,738	24,947,035
#*	Vera Bradley, Inc.	207,269	1,426,011
#	VF Corp.	425,122	7,210,069
#*	Vista Outdoor, Inc.	551,801	22,419,675
*	Visteon Corp.	36,469	4,213,628
*	VOXX International Corp.	193,592	495,595
#	Weyco Group, Inc.	79,851	2,779,613
#	Whirlpool Corp.	45,364	4,625,767
#	Winnebago Industries, Inc.	274,657	17,171,556
#	Worthington Enterprises, Inc.	342,466	17,092,478
#*	Zumiez, Inc.	201,286	5,116,690
TOTAL CONSUMER DISCRETIONARY			2,153,369,092
CONSUMER STAPLES — (3.7%)
#	Alico, Inc.	55,326	1,629,351
#	Andersons, Inc.	334,775	18,255,281
#	B&G Foods, Inc.	223,792	1,929,087
*	Boston Beer Co., Inc. , Class A	7,133	1,998,738
*	Bridgford Foods Corp.	1,732	16,212
#	Calavo Growers, Inc.	103,698	2,466,975
	Cal-Maine Foods, Inc.	438,279	31,367,628
#*	Central Garden & Pet Co. (CENT US)	111,731	4,451,363
*	Central Garden & Pet Co. (CENTA US), Class A	486,093	16,702,155
*	Chefs' Warehouse, Inc.	33,223	1,381,745
*	Darling Ingredients, Inc.	653,346	25,957,437
	Dole PLC	99,837	1,482,579
#*	Duckhorn Portfolio, Inc.	594,957	4,319,388
#	Edgewell Personal Care Co.	499,406	19,551,745
*	Farmer Bros Co.	83,382	226,799
	Fresh Del Monte Produce, Inc.	460,223	11,528,586
#*	Grocery Outlet Holding Corp.	514,141	10,056,598
*	Hain Celestial Group, Inc.	351,567	2,721,129
#*	HF Foods Group, Inc.	39,103	156,021
#	Ingles Markets, Inc., Class A	140,684	11,402,438
	Ingredion, Inc.	425,577	52,929,012
	J M Smucker Co.	281,790	33,237,131
#	Lifevantage Corp.	49,279	403,102

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Lifeway Foods, Inc.	143,138	$1,764,892
#	Limoneira Co.	110,853	2,443,200
	Mannatech, Inc.	1,106	8,417
#	MGP Ingredients, Inc.	62,494	5,096,386
#*	Mission Produce, Inc.	193,127	2,170,747
	Molson Coors Beverage Co., Class B	671,327	35,479,632
*	Natural Alternatives International, Inc.	43,065	250,638
	Natural Grocers by Vitamin Cottage, Inc.	220,992	6,028,662
*	Nature's Sunshine Products, Inc.	84,229	1,441,158
#	Nu Skin Enterprises, Inc., Class A	24,770	277,919
#	Oil-Dri Corp. of America	52,339	3,407,269
*	Performance Food Group Co.	204,351	14,100,219
*	Pilgrim's Pride Corp.	170,627	7,034,951
*	Post Holdings, Inc.	442,874	48,432,701
	PriceSmart, Inc.	227,546	20,781,776
	Seaboard Corp.	6,287	20,419,610
#*	Seneca Foods Corp. (SENEA US), Class A	63,593	3,837,202
*»	Seneca Foods Corp. (SENEB US), Class B	189	11,735
*	Simply Good Foods Co.	551,022	18,690,666
	SpartanNash Co.	309,539	6,537,464
	Spectrum Brands Holdings, Inc.	277,004	23,437,308
#	Tootsie Roll Industries, Inc.	47,572	1,467,120
#*	TreeHouse Foods, Inc.	506,168	20,388,447
*	U.S. Foods Holding Corp.	165,906	9,023,627
*	United Natural Foods, Inc.	432,856	6,709,268
#	Universal Corp.	239,267	12,781,643
*	USANA Health Sciences, Inc.	61,897	2,760,606
#	Village Super Market, Inc., Class A	112,372	3,559,945
#	Weis Markets, Inc.	279,102	21,058,246
#*	Whole Earth Brands, Inc.	123,891	603,349
TOTAL CONSUMER STAPLES			554,175,303
ENERGY — (9.2%)
	Adams Resources & Energy, Inc.	31,434	842,117
#*	Amplify Energy Corp.	352,007	2,643,573
*	Antero Resources Corp.	2,262,272	65,651,133
	APA Corp.	460,495	14,362,839
	Archrock, Inc.	1,481,698	30,715,600
#	Ardmore Shipping Corp.	423,969	9,191,648
	Berry Corp.	613,275	4,207,066
*	Bristow Group, Inc.	185,349	7,033,995
#	California Resources Corp.	494,046	25,413,726
#	Chesapeake Energy Corp.	957,972	73,122,003
	Chord Energy Corp. (CHRD US)	236,087	40,526,694
	Civitas Resources, Inc.	73,821	5,149,753
#*	Clean Energy Fuels Corp.	1,731,256	4,934,080
#*	CNX Resources Corp.	1,453,632	38,477,639
#	Comstock Resources, Inc.	1,778,206	16,839,611
#*	CONSOL Energy, Inc.	312,332	31,173,857
	Crescent Energy Co., Class A	306,318	3,746,269
	Delek U.S. Holdings, Inc.	654,368	15,560,871
	DHT Holdings, Inc.	1,636,512	19,229,016
*	Diamond Offshore Drilling, Inc.	28,805	472,978
*	DMC Global, Inc.	201,110	2,714,985
	Dorian LPG Ltd.	431,635	17,636,606
#*	Dril-Quip, Inc.	473,519	8,201,349
*	DT Midstream, Inc.	633,475	47,738,676
#	Energy Services of America Corp.	1,736	13,246
	Epsilon Energy Ltd.	39,669	216,196

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Evolution Petroleum Corp.	292,370	$1,643,119
#*	Expro Group Holdings NV	445,835	10,352,289
*	Forum Energy Technologies, Inc.	71,018	1,310,282
	FutureFuel Corp.	328,698	1,837,422
*	Geospace Technologies Corp.	73,570	686,408
#	Granite Ridge Resources, Inc.	63,461	434,708
*	Green Plains, Inc.	303,012	5,372,403
*	Gulf Island Fabrication, Inc.	116,259	725,456
#*	Gulfport Energy Corp.	56,498	8,317,071
#*	Hallador Energy Co.	207,644	1,652,846
*	Helix Energy Solutions Group, Inc.	1,464,778	17,284,380
#	Helmerich & Payne, Inc.	765,172	30,928,252
	HF Sinclair Corp.	1,452,267	74,748,182
#*	Independence Contract Drilling, Inc.	13,243	18,805
	International Seaways, Inc.	455,097	25,485,432
#*	Kosmos Energy Ltd.	1,546,848	8,554,069
#	Liberty Energy, Inc.	1,272,951	30,741,767
#	Magnolia Oil & Gas Corp., Class A	460,634	12,547,670
#*	Mammoth Energy Services, Inc.	137,238	551,697
	Matador Resources Co.	864,722	53,163,109
	Mexco Energy Corp.	1,995	20,471
	Murphy Oil Corp.	1,255,247	51,942,121
#*	Nabors Industries Ltd.	74,731	7,684,589
	NACCO Industries, Inc., Class A	55,821	1,680,770
*	Natural Gas Services Group, Inc.	102,641	2,089,771
*	NCS Multistage Holdings, Inc.	500	8,950
*	Newpark Resources, Inc.	872,908	7,210,220
	Noble Corp. PLC	24,828	1,172,378
#	Nordic American Tankers Ltd.	1,790,311	6,677,860
#	Northern Oil & Gas, Inc.	229,491	9,911,716
	NOV, Inc.	2,093,910	43,595,206
*	Oil States International, Inc.	266,370	1,523,636
	Ovintiv, Inc.	749,499	34,806,734
*	Par Pacific Holdings, Inc.	286,227	7,599,327
	PBF Energy, Inc., Class A	991,358	40,397,838
#	Peabody Energy Corp.	1,036,306	23,016,356
#	PHX Minerals, Inc.	223,932	734,497
*	PrimeEnergy Resources Corp.	6,535	771,914
#*	ProPetro Holding Corp.	841,758	8,072,459
	Range Resources Corp.	1,166,860	36,441,038
#	Ranger Energy Services, Inc.	88,907	1,153,124
*	REX American Resources Corp.	188,340	9,569,555
	Riley Exploration Permian, Inc.	12,187	356,957
#	RPC, Inc.	1,685,770	12,592,702
	SandRidge Energy, Inc.	270,060	3,670,115
	Scorpio Tankers, Inc.	503,762	38,628,470
*	SEACOR Marine Holdings, Inc.	159,210	2,206,651
*	Seadrill Ltd.	312,790	17,206,578
#	Select Water Solutions, Inc.	1,009,680	11,934,418
	SFL Corp. Ltd.	1,136,088	13,451,282
	Sitio Royalties Corp., Class A	51,908	1,263,960
#	SM Energy Co.	1,020,088	47,128,066
#*	Smart Sand, Inc.	72,254	150,288
	Solaris Oilfield Infrastructure, Inc., Class A	216,644	2,848,869
*	Southwestern Energy Co.	7,459,786	48,115,620
#*	Talos Energy, Inc.	861,701	10,202,540
*	Teekay Corp.	667,990	5,791,473
	Teekay Tankers Ltd., Class A	307,888	20,148,191
*	Tidewater, Inc.	1,200	118,752

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	TOP Ships, Inc.	1,650	$16,483
#*	Transocean Ltd.	5,923,757	34,298,553
#*	U.S. Silica Holdings, Inc.	370,228	5,734,832
#	VAALCO Energy, Inc.	168,655	1,207,570
#*	Vital Energy, Inc.	122,021	5,321,336
#	Vitesse Energy, Inc.	157,917	4,099,525
	World Kinect Corp.	560,412	15,652,307
TOTAL ENERGY			1,370,396,961
FINANCIALS — (26.7%)
	1st Source Corp.	233,088	14,812,742
#*	Acacia Research Corp.	219,073	1,172,041
	ACNB Corp.	38,186	1,583,955
	Affiliated Managers Group, Inc.	2,181	404,837
*	Affinity Bancshares, Inc.	2,509	53,918
	Alerus Financial Corp.	37,815	848,947
	Ally Financial, Inc.	2,087,138	93,942,081
	Amalgamated Financial Corp.	211,761	6,736,117
*	Ambac Financial Group, Inc.	409,184	5,397,137
#	Amerant Bancorp, Inc.	142,053	3,194,772
	Ameris Bancorp	526,081	32,033,072
	AmeriServ Financial, Inc.	127,994	321,265
#	Ames National Corp.	42,206	921,357
#	Arrow Financial Corp.	113,072	3,564,029
#*	AssetMark Financial Holdings, Inc.	93,509	3,226,060
	Associated Banc-Corp.	1,499,394	34,456,074
	Associated Capital Group, Inc., Class A	18,540	630,916
	Assured Guaranty Ltd.	512,140	42,184,972
#	Atlantic Union Bankshares Corp.	704,824	29,102,183
#*	Atlanticus Holdings Corp.	90,434	3,234,824
#	Auburn National BanCorp, Inc.	692	13,217
	Axis Capital Holdings Ltd.	718,352	54,415,164
*	Axos Financial, Inc.	511,321	37,331,546
#	Banc of California, Inc.	364,435	5,094,801
	BancFirst Corp.	4,869	523,077
#	Bank First Corp.	264	24,473
	Bank of Hawaii Corp.	10,261	703,802
	Bank of Marin Bancorp	70,837	1,438,699
	Bank of NT Butterfield & Son Ltd.	208,699	8,001,520
	Bank of the James Financial Group, Inc.	3,940	53,939
	Bank OZK	993,970	46,607,253
	Bank7 Corp.	30,206	1,252,945
#	BankFinancial Corp.	144,704	1,695,931
	BankUnited, Inc.	523,273	20,156,476
	Bankwell Financial Group, Inc.	41,605	1,171,181
	Banner Corp.	242,781	14,377,491
	Bar Harbor Bankshares	102,235	3,267,431
	BayCom Corp.	88,102	2,122,377
	BCB Bancorp, Inc.	97,324	1,234,068
	Berkshire Hills Bancorp, Inc.	363,075	10,020,870
*	Blue Foundry Bancorp	154,434	1,743,560
*	Blue Ridge Bankshares, Inc.	13,006	36,157
*	BM Technologies, Inc.	1,801	4,899
	BOK Financial Corp.	442,445	45,501,044
	Bread Financial Holdings, Inc.	504,170	27,517,599
*	Bridgewater Bancshares, Inc.	112,058	1,547,521
*	Brighthouse Financial, Inc.	527,316	26,297,249
*	Broadway Financial Corp.	4,811	24,199
#	Brookfield Asset Management Ltd., Class A	71,217	3,107,198

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	748,619	$7,853,013
	Burke & Herbert Financial Services Corp.	50,025	3,386,692
	Business First Bancshares, Inc.	79,805	2,028,643
*	BV Financial, Inc.	2,106	30,053
	Byline Bancorp, Inc.	278,470	7,811,083
	C&F Financial Corp.	20,497	1,219,572
	Cadence Bank	1,433,853	47,130,748
*	California BanCorp	13,319	334,174
»	California First Leasing Corp.	755	15,379
	Camden National Corp.	98,424	4,102,312
	Capital Bancorp, Inc.	52,265	1,332,235
	Capital City Bank Group, Inc.	157,711	5,598,740
	Capitol Federal Financial, Inc.	752,570	4,756,242
*	Carter Bankshares, Inc.	144,812	2,358,987
	Cathay General Bancorp	509,923	22,599,787
*»	CCUR Holdings, Inc.	14	35,000
	Central Pacific Financial Corp.	191,391	4,993,391
	CF Bankshares, Inc.	88	1,872
	Chemung Financial Corp.	24,776	1,208,078
	ChoiceOne Financial Services, Inc.	698	19,195
	Citizens & Northern Corp.	101,462	2,054,606
	Citizens Community Bancorp, Inc.	22,054	285,379
#	City Holding Co.	10,661	1,299,576
	Civista Bancshares, Inc.	105,302	1,890,171
	CNB Financial Corp.	113,490	2,912,153
	CNO Financial Group, Inc.	789,069	27,506,945
*	Coastal Financial Corp.	24,092	1,269,648
#	Cohen & Co., Inc.	1,269	12,170
	Colony Bankcorp, Inc.	90,923	1,412,034
	Columbia Banking System, Inc.	333,163	8,715,544
#*	Columbia Financial, Inc.	283,474	5,105,367
	Comerica, Inc.	867,100	47,525,751
#	Community Financial System, Inc.	253,226	15,618,980
	Community Trust Bancorp, Inc.	173,055	8,777,350
	Community West Bancshares	84,078	1,743,778
	ConnectOne Bancorp, Inc.	285,786	6,921,737
#*	Consumer Portfolio Services, Inc.	216,717	2,050,143
*	CrossFirst Bankshares, Inc.	259,459	4,810,370
*	Customers Bancorp, Inc.	316,591	20,413,788
	CVB Financial Corp.	935,684	17,834,137
#	Dime Community Bancshares, Inc.	186,211	4,707,414
#*	Dominari Holdings, Inc.	6,837	12,170
#	Donegal Group, Inc. (DGICA US), Class A	279,686	4,119,775
	Eagle Bancorp Montana, Inc.	19,394	282,571
	Eagle Bancorp, Inc.	150,486	3,238,459
	Eastern Bankshares, Inc.	836,667	13,922,139
*	eHealth, Inc.	174,839	928,395
	Employers Holdings, Inc.	249,262	11,967,069
	Enact Holdings, Inc.	173,061	5,889,266
#*	Encore Capital Group, Inc.	239,846	12,124,215
*	Enova International, Inc.	281,637	24,353,151
*	Enstar Group Ltd.	133,034	43,156,230
	Enterprise Bancorp, Inc.	56,317	1,664,167
	Enterprise Financial Services Corp.	251,631	13,303,731
	Equity Bancshares, Inc., Class A	108,252	4,384,206
	Esquire Financial Holdings, Inc.	5,426	334,621
	ESSA Bancorp, Inc.	35,707	685,217
	Essent Group Ltd.	735,621	46,226,424
	Evans Bancorp, Inc.	21,845	762,172

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	531,950	$5,542,919
#	Farmers & Merchants Bancorp, Inc.	13,125	361,331
	Farmers National Banc Corp.	231,683	3,616,572
	FB Financial Corp.	469,643	21,927,632
	Federal Agricultural Mortgage Corp. (AGM US), Class C	64,095	13,217,671
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	49,536
	Fidelity D&D Bancorp, Inc.	1,845	95,756
	Financial Institutions, Inc.	109,640	2,885,725
	Finward Bancorp	1,406	39,790
*	Finwise Bancorp	4,384	55,414
	First American Financial Corp.	708,247	42,905,603
	First BanCorp	1,615,359	34,649,451
	First Bancorp, Inc.	77,593	2,184,243
#	First Bancorp/Southern Pines NC	284,022	11,872,120
	First Bancshares, Inc.	260,006	8,663,400
	First Bank	117,069	1,807,545
	First Busey Corp.	456,882	12,536,842
	First Business Financial Services, Inc.	80,836	3,720,073
#	First Commonwealth Financial Corp.	1,013,362	18,321,585
	First Community Bankshares, Inc.	189,387	8,480,750
#	First Community Corp.	19,688	442,980
	First Financial Bancorp	880,036	24,077,785
	First Financial Corp.	82,705	3,718,417
#	First Financial Northwest, Inc.	82,917	1,783,545
#	First Foundation, Inc.	303,883	2,127,181
#	First Hawaiian, Inc.	869,535	21,773,156
	First Horizon Corp.	3,817,933	63,874,019
	First Internet Bancorp	58,584	2,171,123
	First Interstate BancSystem, Inc., Class A	476,662	15,048,219
	First Merchants Corp.	409,028	16,504,280
#	First Mid Bancshares, Inc.	132,323	5,079,880
	First Northwest Bancorp	73,964	755,172
	First of Long Island Corp.	128,824	1,690,171
	First United Corp.	39,536	1,112,148
*	First Western Financial, Inc.	43,296	785,389
	Five Star Bancorp	21,113	620,722
	Flushing Financial Corp.	198,621	2,925,687
	FNB Corp.	2,518,168	38,628,697
#	Franklin Financial Services Corp.	2,451	82,084
	Franklin Resources, Inc.	376,995	8,621,876
	FS Bancorp, Inc.	72,216	3,179,670
	Fulton Financial Corp.	1,423,950	27,581,911
*	Fundamental Global, Inc.	113,754	117,167
#*	FVCBankcorp, Inc.	50,689	642,737
*	Genworth Financial, Inc., Class A	4,524,170	30,628,638
#	German American Bancorp, Inc.	198,404	7,805,213
#	Glacier Bancorp, Inc.	5,183	231,732
	Globe Life, Inc.	37,367	3,465,416
#	Great Southern Bancorp, Inc.	118,864	7,442,075
*	Green Dot Corp., Class A	199,998	1,911,981
#*	Greenlight Capital Re Ltd., Class A	316,705	4,370,529
#	Guaranty Bancshares, Inc.	72,191	2,492,755
	Hancock Whitney Corp.	763,825	41,804,142
	Hanmi Financial Corp.	214,751	4,380,920
	HarborOne Bancorp, Inc.	311,270	4,155,454
#	Hawthorn Bancshares, Inc.	790	17,380
	HBT Financial, Inc.	52,042	1,196,966
	Heartland Financial USA, Inc.	299,934	16,352,402
#	Hennessy Advisors, Inc.	3,114	25,659

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Commerce Corp.	406,253	$4,204,719
	Heritage Financial Corp.	234,795	5,440,200
*	Heritage Global, Inc.	13,569	32,973
#*	Heritage Insurance Holdings, Inc.	191,103	1,526,913
	Hilltop Holdings, Inc.	498,481	16,444,888
	Hingham Institution For Savings The	4,157	1,033,804
#*	Hippo Holdings, Inc.	25,244	447,829
	HMN Financial, Inc.	4,634	122,569
	Home Bancorp, Inc.	56,815	2,506,678
	Home BancShares, Inc.	968,852	27,447,577
	HomeStreet, Inc.	48,231	694,526
	HomeTrust Bancshares, Inc.	72,044	2,555,401
	Hope Bancorp, Inc.	1,012,089	13,319,091
	Horace Mann Educators Corp.	290,708	10,049,776
#	Horizon Bancorp, Inc.	274,122	4,377,728
	Independent Bank Corp. (IBCP US)	177,501	6,157,510
	Independent Bank Corp. (INDB US)	310,688	19,930,635
#	Independent Bank Group, Inc.	224,367	13,251,115
	International Bancshares Corp.	604,943	40,797,356
	Invesco Ltd.	3,070,813	53,002,232
#	Investar Holding Corp.	42,739	790,672
	Investors Title Co.	13,443	2,861,208
#	Jackson Financial, Inc., Class A	664,895	58,550,654
#	James River Group Holdings Ltd.	123,678	1,068,578
	Janus Henderson Group PLC	1,221,228	45,466,318
#	Jefferies Financial Group, Inc.	752,311	43,987,624
	Kearny Financial Corp.	437,833	3,152,398
	Kemper Corp.	425,179	27,236,967
*	Kingstone Cos., Inc.	12,745	89,980
	Lake Shore Bancorp, Inc.	406	5,034
#	Landmark Bancorp, Inc.	1,733	34,573
#	LCNB Corp.	53,120	812,205
*	LendingClub Corp.	663,439	8,299,622
	Live Oak Bancshares, Inc.	130,044	5,870,186
	Macatawa Bank Corp.	335,842	4,977,178
#	Magyar Bancorp, Inc.	1,882	23,845
#*	Maiden Holdings Ltd.	558,403	1,178,230
	MainStreet Bancshares, Inc.	7,499	133,932
	Mercantile Bank Corp.	162,790	7,872,524
#	Merchants Bancorp	157,723	7,097,535
	Mercury General Corp.	395,152	23,657,750
#	Meridian Corp.	14,459	168,447
	Metrocity Bankshares, Inc.	51,168	1,617,420
*	Metropolitan Bank Holding Corp.	32,720	1,725,326
	MGIC Investment Corp.	2,233,839	55,488,561
	Mid Penn Bancorp, Inc.	80,035	2,373,038
	Midland States Bancorp, Inc.	180,364	4,281,841
	MidWestOne Financial Group, Inc.	132,443	3,881,904
*	Moneylion, Inc.	1,440	99,245
*	Mr. Cooper Group, Inc.	464,321	41,733,171
	MVB Financial Corp.	63,013	1,447,409
	National Bank Holdings Corp., Class A	331,016	13,862,950
	National Bankshares, Inc.	17,588	558,947
#	Navient Corp.	1,272,604	20,883,432
#	NBT Bancorp, Inc.	356,388	17,470,140
*	NCR Atleos Corp.	224,460	7,216,389
	Nelnet, Inc., Class A	264,943	29,861,726
#	New York Community Bancorp, Inc.	9,641	101,423
*	NI Holdings, Inc.	47,901	786,534

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Nicholas Financial, Inc.	43,400	$276,024
#	Nicolet Bankshares, Inc.	101,549	10,211,767
*	NMI Holdings, Inc., Class A	785,011	30,890,183
	Northeast Bank	77,521	5,632,676
	Northeast Community Bancorp, Inc.	22,908	521,844
	Northfield Bancorp, Inc.	387,781	4,851,140
#	Northrim BanCorp, Inc.	57,569	3,937,720
#	Northwest Bancshares, Inc.	879,636	12,350,089
	Norwood Financial Corp.	7,581	223,488
#	Oak Valley Bancorp	9,082	258,565
	OceanFirst Financial Corp.	359,982	6,540,873
	OFG Bancorp	479,770	21,791,153
	Ohio Valley Banc Corp.	12,447	299,350
	Old National Bancorp	2,321,423	46,474,888
	Old Republic International Corp.	1,875,662	64,935,418
	Old Second Bancorp, Inc.	326,738	5,528,407
	OneMain Holdings, Inc.	432,557	22,605,429
*	Onity Group, Inc.	48,850	1,427,886
	OP Bancorp	64,872	808,954
*	Oportun Financial Corp.	132,041	405,366
#	Oppenheimer Holdings, Inc., Class A	65,321	3,358,806
#*	OptimumBank Holdings, Inc.	3,149	14,045
	Orange County Bancorp, Inc.	1,042	64,802
	Origin Bancorp, Inc.	159,472	5,479,458
	Orrstown Financial Services, Inc.	116,336	4,090,374
#	Pacific Premier Bancorp, Inc.	674,305	18,246,693
#	Park National Corp.	41,406	7,327,206
#	Parke Bancorp, Inc.	78,883	1,542,951
#	Pathfinder Bancorp, Inc.	806	13,621
	Pathward Financial, Inc.	243,222	16,427,214
#*	Paysafe Ltd.	268,134	5,628,133
#	PCB Bancorp	55,676	1,072,877
#	Peapack-Gladstone Financial Corp.	153,114	4,327,002
	Penns Woods Bancorp, Inc.	29,089	692,900
	PennyMac Financial Services, Inc.	418,584	41,071,462
	Peoples Bancorp of North Carolina, Inc.	16,110	511,976
	Peoples Bancorp, Inc.	322,809	10,739,855
#	Peoples Financial Services Corp.	21,948	1,090,157
	Pinnacle Financial Partners, Inc.	541,232	52,131,466
*	Pioneer Bancorp, Inc.	8,870	98,901
#	Plumas Bancorp	3,940	170,484
*	Ponce Financial Group, Inc.	133,484	1,321,492
	Popular, Inc.	630,214	64,678,863
*	PRA Group, Inc.	266,888	7,112,565
#	Preferred Bank	111,272	9,576,068
	Premier Financial Corp.	250,327	6,343,286
	Primis Financial Corp.	95,740	1,263,768
	Princeton Bancorp, Inc.	4,142	162,035
*	ProAssurance Corp.	358,078	4,690,822
	PROG Holdings, Inc.	67,793	3,054,753
#	Prosperity Bancshares, Inc.	657,583	47,687,919
*	Provident Bancorp, Inc.	58,349	635,421
	Provident Financial Holdings, Inc.	48,431	644,132
	Provident Financial Services, Inc.	892,310	16,543,427
	QCR Holdings, Inc.	166,905	12,758,218
#	Radian Group, Inc.	758,065	28,124,211
	RBB Bancorp	127,454	2,940,364
	Red River Bancshares, Inc.	5,079	283,002
	Regional Management Corp.	102,504	3,351,881

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	RenaissanceRe Holdings Ltd.	42,531	$9,863,364
	Renasant Corp.	474,824	16,329,197
#*	Repay Holdings Corp.	570,505	5,488,258
	Republic Bancorp, Inc., Class A	103,776	6,809,781
#	Richmond Mutual BanCorp, Inc.	3,315	40,012
	Riverview Bancorp, Inc.	275,491	1,272,768
*	Root, Inc., Class A	2,559	154,129
#	S&T Bancorp, Inc.	285,624	12,675,993
#	Safety Insurance Group, Inc.	134,291	11,488,595
	Sandy Spring Bancorp, Inc.	315,005	9,648,603
	SB Financial Group, Inc.	1,486	25,099
	Seacoast Banking Corp. of Florida	468,341	13,038,613
*	Security National Financial Corp., Class A	62,373	514,577
	Shore Bancshares, Inc.	273,271	3,967,895
	Sierra Bancorp	103,227	3,002,873
	Simmons First National Corp., Class A	878,779	18,920,112
#*	SiriusPoint Ltd.	624,793	8,978,275
*	Skyward Specialty Insurance Group, Inc.	16,895	668,535
	SmartFinancial, Inc.	97,360	2,759,182
#*	SoFi Technologies, Inc.	1,972,087	14,869,536
#	Sound Financial Bancorp, Inc.	468	20,475
	South Plains Financial, Inc.	68,718	2,229,212
*	Southern First Bancshares, Inc.	51,430	1,779,478
	Southern Missouri Bancorp, Inc.	71,493	4,089,400
	Southern States Bancshares, Inc.	3,344	109,416
#	Southside Bancshares, Inc.	204,302	7,148,527
	SouthState Corp.	589,119	58,305,107
	Stellar Bancorp, Inc.	230,509	6,315,947
#*	Sterling Bancorp, Inc.	71,191	414,332
#	Stewart Information Services Corp.	275,952	19,509,806
#	Stock Yards Bancorp, Inc.	38,573	2,400,012
*	StoneX Group, Inc.	236,046	19,672,074
#	Summit State Bank	5,675	53,515
*	SWK Holdings Corp.	4,048	71,285
	Synovus Financial Corp.	979,741	45,802,892
	Territorial Bancorp, Inc.	57,366	575,955
*	Texas Capital Bancshares, Inc.	517,827	34,228,365
#	TFS Financial Corp.	44,533	603,867
*	Third Coast Bancshares, Inc.	19,126	446,975
	Timberland Bancorp, Inc.	78,644	2,402,574
	Tiptree, Inc.	382,659	7,557,515
#	Tompkins Financial Corp.	82,460	5,190,032
	Towne Bank	672,707	22,360,781
#	TriCo Bancshares	233,558	10,867,454
#*	Triumph Financial, Inc.	116,942	10,610,148
	TrustCo Bank Corp.	167,343	5,959,084
#	Trustmark Corp.	635,578	22,073,624
#	UMB Financial Corp.	219,641	22,407,775
#	United Bancorp, Inc.	2,054	25,675
	United Bancshares, Inc.	7,312	141,487
	United Bankshares, Inc.	932,204	36,290,702
	United Community Banks, Inc.	935,483	28,953,199
	United Fire Group, Inc.	143,694	3,220,183
	United Security Bancshares	131,423	1,060,584
	Unity Bancorp, Inc.	74,071	2,564,338
	Universal Insurance Holdings, Inc.	220,152	4,361,211
	Univest Financial Corp.	382,776	10,583,756
	Unum Group	1,498,793	86,225,561
	USCB Financial Holdings, Inc.	727	12,112

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Valley National Bancorp	4,447,198	$37,356,463
#*	Velocity Financial, Inc.	2,763	52,304
	Veritex Holdings, Inc.	313,065	7,848,540
#	Virginia National Bankshares Corp.	5,032	196,651
#	Virtus Investment Partners, Inc.	34,484	7,793,384
	Voya Financial, Inc.	198,416	14,430,796
	WaFd, Inc.	681,564	24,256,863
#	Walker & Dunlop, Inc.	169,290	18,097,101
#	Washington Trust Bancorp, Inc.	111,430	3,566,874
	Waterstone Financial, Inc.	204,263	3,047,604
	Webster Financial Corp.	941,300	46,707,306
	WesBanco, Inc.	374,089	11,925,957
#	West BanCorp, Inc.	113,813	2,360,482
	Westamerica BanCorp	52,138	2,813,366
	Western Alliance Bancorp	438,055	35,245,905
	Western New England Bancorp, Inc.	179,337	1,484,910
	Westwood Holdings Group, Inc.	30,270	401,768
	White Mountains Insurance Group Ltd.	23,037	41,144,082
	Wintrust Financial Corp.	485,243	52,503,293
#*	World Acceptance Corp.	23,855	2,913,173
#	WSFS Financial Corp.	546,549	30,874,553
	WVS Financial Corp.	111	1,366
	Zions Bancorp NA	1,204,682	62,245,919
TOTAL FINANCIALS			3,972,443,195
HEALTH CARE — (4.6%)
#*	Absci Corp.	8,233	36,225
*	Acadia Healthcare Co., Inc.	514,572	33,369,994
#*	Accolade, Inc.	337,722	1,384,660
#*	Acumen Pharmaceuticals, Inc.	6,557	21,638
*	AdaptHealth Corp.	506,939	5,758,827
*	Addus HomeCare Corp.	120,621	14,638,565
#*	Adverum Biotechnologies, Inc.	5,741	42,598
#*	Affimed NV	3,491	17,699
*	Agios Pharmaceuticals, Inc.	375,524	17,424,314
#*	Allogene Therapeutics, Inc.	430,353	1,265,238
*	Amedisys, Inc.	71,846	7,044,500
*	American Shared Hospital Services	17,983	55,927
#*	AMN Healthcare Services, Inc.	6,593	445,819
*	Amneal Pharmaceuticals, Inc.	199,295	1,460,832
*	AngioDynamics, Inc.	199,299	1,562,504
*	ANI Pharmaceuticals, Inc.	72,857	4,788,162
*	Anika Therapeutics, Inc.	126,602	3,449,904
*	Aprea Therapeutics, Inc.	2,083	7,707
#*	Arcturus Therapeutics Holdings, Inc.	89,490	2,099,435
#*	Artivion, Inc.	197,766	5,369,347
*	Atea Pharmaceuticals, Inc.	103,046	393,636
#*	Athira Pharma, Inc.	132,721	423,380
#*	aTyr Pharma, Inc.	44,083	87,284
#*	Aura Biosciences, Inc.	1,314	13,416
*	Avanos Medical, Inc.	347,028	8,300,910
*	Avidity Biosciences, Inc.	64,202	2,926,327
#*	Aytu BioPharma, Inc.	6,160	16,324
#*	Azenta, Inc.	418,494	26,067,991
*	BioAtla, Inc.	50,371	91,172
*	Bio-Rad Laboratories, Inc., Class A	85,927	29,074,260
#*	Brookdale Senior Living, Inc.	1,190,999	9,206,422
#*	C4 Therapeutics, Inc.	98,906	662,670
*	CareDx, Inc.	71,123	1,421,749

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Caribou Biosciences, Inc.	397,384	$921,931
*	Castle Biosciences, Inc.	168,100	4,056,253
#*	Century Therapeutics, Inc.	23,701	52,853
#*	Certara, Inc.	500,214	7,808,341
*	Cocrystal Pharma, Inc.	9,487	18,120
#	CONMED Corp.	68,700	4,743,048
#*	Cross Country Healthcare, Inc.	485,878	8,862,415
#*	CryoPort, Inc.	22,587	208,478
#*	Cullinan Therapeutics, Inc.	81,415	1,575,380
*	Cumberland Pharmaceuticals, Inc.	79,720	114,000
*	Cytek Biosciences, Inc.	17,691	118,707
#*	Definitive Healthcare Corp.	364,707	1,422,357
#	Dentsply Sirona, Inc.	145,475	3,948,191
#*	Design Therapeutics, Inc.	5,266	26,857
#*	Dynavax Technologies Corp.	270,483	3,026,705
#*	Editas Medicine, Inc.	686,698	3,715,036
*	Elanco Animal Health, Inc.	2,491,605	32,490,529
*	Electromed, Inc.	51,264	801,769
#*	Eledon Pharmaceuticals, Inc.	1,516	4,457
*	Emergent BioSolutions, Inc.	1,673	21,264
#*	Enhabit, Inc.	452,197	4,630,497
#*	Enovis Corp.	416,775	19,855,161
#*	Envista Holdings Corp.	544,130	9,288,299
*	Erasca, Inc.	76,629	241,381
*	Evolent Health, Inc., Class A	106,450	2,482,414
#*	EyePoint Pharmaceuticals, Inc.	6,902	68,192
#*	Fate Therapeutics, Inc.	382,024	2,036,188
*	FONAR Corp.	56,303	1,040,479
#*	Fulcrum Therapeutics, Inc.	7,500	69,600
#*	Fulgent Genetics, Inc.	246,816	5,906,307
*	Generation Bio Co.	178,568	596,417
*	Globus Medical, Inc., Class A	4,588	330,152
*	Harvard Bioscience, Inc.	407,554	1,304,173
*	Health Catalyst, Inc.	270,032	1,990,136
	HealthStream, Inc.	317,511	9,433,252
*	iBio, Inc.	8,284	16,982
*	ICU Medical, Inc.	32,928	4,181,197
#*	ImmuCell Corp.	10,212	42,278
*	InfuSystem Holdings, Inc.	69,106	476,831
#*	Innoviva, Inc.	691,453	13,026,975
#*	Inogen, Inc.	52,473	485,375
#*	Integer Holdings Corp.	280,678	33,333,319
#*	Integra LifeSciences Holdings Corp.	275,162	6,826,769
#*	iTeos Therapeutics, Inc.	156,862	2,759,203
*	Jazz Pharmaceuticals PLC	76,699	8,456,065
#*	Kewaunee Scientific Corp.	13,883	772,172
*	Kodiak Sciences, Inc.	90,087	262,153
#*	Leap Therapeutics, Inc.	5,330	11,406
*	LENSAR, Inc.	116,724	582,453
#*	LifeStance Health Group, Inc.	88,398	487,073
#*	Ligand Pharmaceuticals, Inc.	128,292	13,982,545
*	Lipocine, Inc.	3,504	18,256
*	Lisata Therapeutics, Inc.	3,039	9,998
*	LivaNova PLC	45,478	2,246,613
#*	Lumos Pharma, Inc.	6,641	12,618
#*	MaxCyte, Inc.	21,720	104,256
	MEI Pharma, Inc.	3,555	13,189
#	Mesa Laboratories, Inc.	25,401	2,908,923
#*	Monte Rosa Therapeutics, Inc.	6,381	28,842

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	National HealthCare Corp.	140,121	$19,078,875
#*	Nautilus Biotechnology, Inc.	111,343	301,740
#*	Neogen Corp.	361,445	6,155,408
*	NeuroBo Pharmaceuticals, Inc.	91	374
#*	Nuvation Bio, Inc.	157,897	604,746
#*	Olema Pharmaceuticals, Inc.	188,936	3,053,206
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,236	0
*	OmniAb, Inc. (OABI UQ)	193,130	925,093
*	Omnicell, Inc.	113,426	3,313,173
*	Oncternal Therapeutics, Inc.	406	2,639
*††	Opiant Pharmaceuticals, Inc.	26,299	0
*	OptimizeRx Corp.	57,480	627,107
#*	Oramed Pharmaceuticals, Inc.	7,512	19,156
*	OraSure Technologies, Inc.	1,025,167	4,592,748
#*	Organogenesis Holdings, Inc.	357,662	1,080,139
*	Orthofix Medical, Inc.	109,210	1,756,097
#*	OrthoPediatrics Corp.	112,964	3,477,032
#*	Owens & Minor, Inc.	672,806	11,047,475
#*	Pacira BioSciences, Inc.	354,171	7,313,631
#	Patterson Cos., Inc.	796,365	20,108,216
#*††	PDL BioPharma, Inc.	1,058,582	1,270,298
*	Pediatrix Medical Group, Inc.	290,216	2,420,401
*	Pennant Group, Inc.	42,729	1,273,751
	Perrigo Co. PLC	1,154,004	32,623,693
#*	PetIQ, Inc.	221,246	4,840,862
*	PharmaCyte Biotech, Inc.	2,009	3,998
	Phibro Animal Health Corp., Class A	143,133	2,702,351
*	Pliant Therapeutics, Inc.	7,907	113,149
#*	Prelude Therapeutics, Inc.	4,718	30,054
#	Premier, Inc., Class A	774,171	16,242,108
#*	Prestige Consumer Healthcare, Inc.	359,132	25,430,137
#*	Pro-Dex, Inc.	610	12,334
#*	Pyxis Oncology, Inc.	16,703	65,476
*	Quanterix Corp.	54,939	810,900
*	QuidelOrtho Corp.	284,861	11,192,189
#*	Quipt Home Medical Corp.	23,403	90,336
*	REGENXBIO, Inc.	112,862	1,608,284
*	Relay Therapeutics, Inc.	89,307	734,104
#*	ReWalk Robotics Ltd.	14,949	68,466
#*	Rezolute, Inc.	16,592	76,240
*	Sage Therapeutics, Inc.	41,088	449,914
	Select Medical Holdings Corp.	555,223	22,075,666
#*	Semler Scientific, Inc.	3,390	112,379
#*	Sensus Healthcare, Inc.	3,676	23,416
*	Shattuck Labs, Inc.	12,868	51,215
#	SIGA Technologies, Inc.	291,714	2,911,306
#*	Star Equity Holdings, Inc.	2,997	14,446
#*	Supernus Pharmaceuticals, Inc.	479,709	14,304,922
#*	Surgery Partners, Inc.	240,016	7,286,886
#*	Surrozen, Inc.	1,244	10,027
*	Tactile Systems Technology, Inc.	96,259	1,229,227
#*	Teladoc Health, Inc.	1,048,053	9,883,140
*	Terns Pharmaceuticals, Inc.	83,297	645,552
††	Tetraphase Pharmaceuticals, Inc.	1,600	64
#*	TruBridge, Inc.	60,011	673,323
	U.S. Physical Therapy, Inc.	2,570	250,575
	Utah Medical Products, Inc.	9,594	667,742
*	Vanda Pharmaceuticals, Inc.	196,959	1,150,241

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Varex Imaging Corp.	292,265	$4,322,599
*	Veracyte, Inc.	558,022	13,392,528
#*	Verve Therapeutics, Inc.	101,371	709,597
	Viatris, Inc.	688,114	8,298,655
#*	Vir Biotechnology, Inc.	138,376	1,405,900
*	Voyager Therapeutics, Inc.	105,418	968,791
*	Werewolf Therapeutics, Inc.	12,708	28,593
*	Zimvie, Inc.	63,640	1,345,350
*	Zymeworks, Inc.	112,317	1,174,836
TOTAL HEALTH CARE			681,637,142
INDUSTRIALS — (15.7%)
#*	3D Systems Corp.	487,065	1,777,787
*	AAR Corp.	353,776	22,853,930
	ABM Industries, Inc.	585,255	32,516,768
	ACCO Brands Corp.	844,509	4,315,441
	Acme United Corp.	35,622	1,608,333
#*	AerSale Corp.	48,450	326,553
#	AGCO Corp.	445,130	42,029,175
	Air Lease Corp.	1,053,910	52,295,014
#*	Air Transport Services Group, Inc.	909,706	14,682,655
	Alamo Group, Inc.	101,965	19,650,695
*	Alaska Air Group, Inc.	1,194,316	44,822,679
	Albany International Corp., Class A	61,768	5,780,249
#*	Alight, Inc., Class A	2,559,484	19,375,294
#	Allegiant Travel Co.	152,294	8,539,125
	Allient, Inc.	54,602	1,580,182
*	Alpha Pro Tech Ltd.	19,854	115,947
#	Alta Equipment Group, Inc.	68,752	721,896
#*	Ameresco, Inc., Class A	7,500	236,775
*	American Woodmark Corp.	165,732	16,929,524
	Apogee Enterprises, Inc.	221,817	15,225,519
	ARC Document Solutions, Inc.	204,994	625,232
#	ArcBest Corp.	254,043	32,022,120
	Arcosa, Inc.	334,719	31,098,742
	Argan, Inc.	137,826	10,878,606
#	Aris Water Solutions, Inc., Class A	45,721	809,719
#	Astec Industries, Inc.	237,902	8,347,981
*	Astronics Corp. (ATRO US)	155,546	3,582,224
*	Astronics Corp. (ATROB US), Class B	5,003	116,420
#*	Asure Software, Inc.	151,667	1,562,170
#*	Avalon Holdings Corp., Class A	10,253	22,146
	AZZ, Inc.	140,004	11,194,720
	Barnes Group, Inc.	457,383	18,450,830
*	Beacon Roofing Supply, Inc.	243,164	24,997,259
	BGSF, Inc.	59,554	510,973
#*	Blade Air Mobility, Inc.	289,602	955,687
*	BlueLinx Holdings, Inc.	90,663	10,933,051
	Boise Cascade Co.	359,406	51,067,999
	Brady Corp., Class A	99,110	7,097,267
#*	BrightView Holdings, Inc.	347,020	4,993,618
#*	Broadwind, Inc.	50,189	163,616
*	Cadeler AS (CDLR US), ADR	31,130	810,625
#*	CECO Environmental Corp.	292,205	8,532,386
	Chicago Rivet & Machine Co.	2,571	38,848
	Civeo Corp.	68,906	1,874,243
#*	Clarivate PLC	2,468,182	16,635,547
	CNH Industrial NV	654,634	6,971,852
	Columbus McKinnon Corp.	258,294	9,856,499

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Commercial Vehicle Group, Inc.	295,432	$1,610,104
	CompX International, Inc.	11,443	293,399
#	Concentrix Corp.	176,146	12,418,293
*	Concrete Pumping Holdings, Inc.	224,213	1,495,501
*	Conduent, Inc.	1,526,374	6,227,606
#	Copa Holdings SA, Class A	82,830	7,351,163
#††	Costa Communications, Inc.	17,714	12,400
#	Costamare, Inc.	846,043	12,538,357
	Covenant Logistics Group, Inc.	91,476	5,118,082
#*»	CPI Aerostructures, Inc.	34,845	85,370
	CRA International, Inc.	19,830	3,466,284
*	Custom Truck One Source, Inc.	250,673	1,255,872
	Deluxe Corp.	194,648	4,745,518
*	Distribution Solutions Group, Inc.	94,095	3,175,706
*	DLH Holdings Corp.	35,956	416,011
*	DNOW, Inc.	779,797	11,977,682
	Douglas Dynamics, Inc.	28,959	837,205
*	Ducommun, Inc.	139,594	8,957,747
#	Dun & Bradstreet Holdings, Inc.	3,339,339	36,332,008
#*	DXP Enterprises, Inc.	175,904	9,632,503
*	Dycom Industries, Inc.	6,813	1,250,254
#	Eastern Co.	43,844	1,290,767
	EnerSys	139,820	15,370,413
	Ennis, Inc.	267,574	6,378,964
	Enpro, Inc.	146,451	25,034,334
*	Enviri Corp.	376,059	4,445,017
	Esab Corp.	179,104	18,196,966
	ESCO Technologies, Inc.	223,713	27,507,750
	Espey Mfg. & Electronics Corp.	9,433	209,884
	EVI Industries, Inc.	550	11,237
	First Advantage Corp.	119,268	2,053,795
#*	Forrester Research, Inc.	47,422	957,450
#	FTAI Infrastructure, Inc.	97,806	1,008,380
#*	Gates Industrial Corp. PLC	1,893,064	35,192,060
#	GATX Corp.	222,152	30,990,204
#	Genco Shipping & Trading Ltd.	443,971	8,617,477
*	Gencor Industries, Inc.	89,234	2,197,833
	Genpact Ltd.	205,829	7,136,091
*	Gibraltar Industries, Inc.	311,389	23,126,861
*	GMS, Inc.	360,720	34,712,086
	Gorman-Rupp Co.	278,095	11,488,104
*	Graham Corp.	40,380	1,323,253
#	Granite Construction, Inc.	406,490	27,828,305
*	Great Lakes Dredge & Dock Corp.	682,055	6,431,779
#	Greenbrier Cos., Inc.	321,515	16,400,480
#*	Hawaiian Holdings, Inc.	25,978	332,259
#*	Hayward Holdings, Inc.	278,805	4,123,526
*	Healthcare Services Group, Inc.	475,220	5,431,765
	Heartland Express, Inc.	659,734	8,556,750
	Heidrick & Struggles International, Inc.	208,087	8,352,612
	Helios Technologies, Inc.	124,628	5,726,657
	Herc Holdings, Inc.	1,907	297,187
#*	Hertz Global Holdings, Inc.	639,781	2,610,306
#	Hillenbrand, Inc.	198,986	8,801,151
*	Hillman Solutions Corp.	390,736	3,965,970
	HNI Corp.	121,352	6,668,292
	Hub Group, Inc., Class A	631,684	29,543,861
*	Hudson Global, Inc.	20,045	364,619
*	Hudson Technologies, Inc.	306,849	2,626,627

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hurco Cos., Inc.	58,167	$1,000,472
*	Huron Consulting Group, Inc.	153,379	16,873,224
*	Hyliion Holdings Corp.	16,903	37,525
	Hyster-Yale, Inc.	41,369	3,381,502
*	IBEX Holdings Ltd.	28,933	504,592
	ICF International, Inc.	145,729	21,436,736
#*	IES Holdings, Inc.	47,117	7,254,604
*	Innovative Solutions & Support, Inc.	629	3,890
#	Insteel Industries, Inc.	193,150	6,615,388
	Interface, Inc.	219,933	3,800,442
#*	JELD-WEN Holding, Inc.	460,494	7,685,645
#*	JetBlue Airways Corp.	2,981,725	19,112,857
#	John Bean Technologies Corp.	13,279	1,306,388
	Kelly Services, Inc., Class A	323,565	7,613,484
#	Kennametal, Inc.	552,919	14,453,303
*	Kirby Corp.	280,429	34,459,116
	Knight-Swift Transportation Holdings, Inc.	1,222,697	66,551,398
	Korn Ferry	472,274	34,816,039
*	Kratos Defense & Security Solutions, Inc.	126,681	2,855,390
*	L B Foster Co., Class A	97,525	2,341,575
#*	Limbach Holdings, Inc.	39,822	2,537,458
#	Lindsay Corp.	2,651	333,999
#*	LiqTech International, Inc.	1,354	3,101
	LSI Industries, Inc.	276,315	4,713,934
	Luxfer Holdings PLC	97,801	1,265,545
#*	Manitex International, Inc.	93,775	477,315
#*	Manitowoc Co., Inc.	290,493	3,671,832
	ManpowerGroup, Inc.	319,298	24,451,841
	Marten Transport Ltd.	592,920	11,152,825
*	Mastech Digital, Inc.	6,828	56,126
*	Masterbrand, Inc.	408,539	7,374,129
*	Matrix Service Co.	196,753	1,991,140
	Matson, Inc.	267,958	35,560,706
	Matthews International Corp., Class A	269,992	7,816,268
#*	Mayville Engineering Co., Inc.	101,960	1,948,456
	McGrath RentCorp	110,976	12,188,494
	MDU Resources Group, Inc.	816,582	21,998,719
#*	Mercury Systems, Inc.	320,104	11,379,697
	Miller Industries, Inc.	108,800	7,391,872
#	MillerKnoll, Inc.	473,103	14,675,655
*	Mistras Group, Inc.	199,291	1,992,910
	Moog, Inc., Class A	125,593	24,628,787
*	MRC Global, Inc.	436,907	6,326,413
#	Mueller Industries, Inc.	637,019	45,190,128
	National Presto Industries, Inc.	49,888	3,814,935
	NL Industries, Inc.	157,105	1,003,901
#*	NN, Inc.	77,341	303,177
*	Northwest Pipe Co.	101,460	3,870,699
*	NV5 Global, Inc.	66,859	6,895,837
*	OPENLANE, Inc.	914,317	16,347,988
#*	Orion Group Holdings, Inc.	265,091	2,176,397
	Oshkosh Corp.	11,627	1,263,274
#*	PAM Transportation Services, Inc.	119,266	2,431,834
	Pangaea Logistics Solutions Ltd.	270,546	1,964,164
	Park Aerospace Corp.	38,509	516,406
#	Park-Ohio Holdings Corp.	93,355	2,914,543
*	Paycor HCM, Inc.	167,968	2,084,483
#*	Perma-Fix Environmental Services, Inc.	859	10,901
*	Perma-Pipe International Holdings, Inc.	30,035	285,032

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	126,502	$23,229,562
	Preformed Line Products Co.	47,292	6,520,148
	Primoris Services Corp.	551,808	31,160,598
*	Proto Labs, Inc.	184,655	6,429,687
	Quad/Graphics, Inc.	237,958	1,087,468
	Quanex Building Products Corp.	342,018	11,423,401
#*	Quest Resource Holding Corp.	4,951	41,786
*	Radiant Logistics, Inc.	480,049	2,985,905
	Regal Rexnord Corp.	314,324	50,505,580
*	Resideo Technologies, Inc.	1,034,723	23,508,907
	Resources Connection, Inc.	233,249	2,782,661
	REV Group, Inc.	615,358	17,956,146
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	25,220,925
#	Rush Enterprises, Inc. (RUSHB US), Class B	79,269	3,747,838
	Ryder System, Inc.	370,749	51,964,180
#	Schneider National, Inc., Class B	669,689	18,021,331
#	Sensata Technologies Holding PLC	624,377	24,344,459
	Shyft Group, Inc.	16,213	271,892
*	SIFCO Industries, Inc.	17,808	59,657
*	SkyWest, Inc.	395,002	31,576,460
	Standex International Corp.	26,785	5,003,438
	Steelcase, Inc., Class A	351,777	5,097,249
*	Stericycle, Inc.	1,355	79,335
*	Sterling Check Corp.	4,681	73,398
*	Sterling Infrastructure, Inc.	171,992	20,012,989
*	Stratasys Ltd.	142,391	1,218,867
#*	Sun Country Airlines Holdings, Inc.	249,045	3,262,490
#*	Sunrun, Inc.	655,518	11,491,231
#*	TaskUS, Inc., Class A	11,609	191,665
#*	Taylor Devices, Inc.	1,127	57,883
*	Team, Inc.	2,005	19,910
#	Terex Corp.	509,166	32,209,841
*	Thermon Group Holdings, Inc.	320,261	10,507,763
#	Timken Co.	147,044	12,785,476
#*	Titan International, Inc.	646,556	5,508,657
*	Titan Machinery, Inc.	217,781	3,883,035
	Trinity Industries, Inc.	818,397	27,056,205
*	TrueBlue, Inc.	251,871	3,009,858
*	Tutor Perini Corp.	285,817	7,113,985
	Twin Disc, Inc.	83,104	1,198,360
	UFP Industries, Inc.	313,086	41,305,436
#*	U-Haul Holding Co. (UHAL US)	21,099	1,409,202
	U-Haul Holding Co. (UHAL/B US)	491,162	31,301,754
*	Ultralife Corp.	132,803	1,590,980
	UniFirst Corp.	111,937	21,776,224
#	Universal Logistics Holdings, Inc.	86,756	3,733,111
*	V2X, Inc.	93,645	4,881,714
	Vestis Corp.	278,874	3,616,996
#*	Vicor Corp.	29,874	1,257,994
#	Virco Mfg. Corp.	24,097	424,107
#*	VirTra, Inc.	4,105	36,001
#	VSE Corp.	120,787	10,748,835
#	Wabash National Corp.	479,427	10,302,886
#	Werner Enterprises, Inc.	559,766	21,937,230
	WESCO International, Inc.	358,650	62,745,818
#*	Wilhelmina International, Inc.	4,880	27,474
*	Willdan Group, Inc.	29,928	1,013,961
	Willis Lease Finance Corp.	25,217	2,175,723
TOTAL INDUSTRIALS			2,344,062,221

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (7.0%)
*	8x8, Inc.	116,181	$357,837
#*	908 Devices, Inc.	67,915	386,436
*	ACI Worldwide, Inc.	542,991	23,473,501
#*	Airgain, Inc.	9,328	69,773
#*	Alithya Group, Inc., Class A	17,314	22,647
*	Alpha & Omega Semiconductor Ltd.	234,744	9,718,402
	American Software, Inc., Class A	120,996	1,323,696
	Amkor Technology, Inc.	1,957,185	63,921,662
#*	Amtech Systems, Inc.	109,802	630,263
*	Applied Optoelectronics, Inc.	32,457	309,964
*	Arrow Electronics, Inc.	478,145	59,141,755
#*	Aspen Technology, Inc.	61,190	11,500,660
*	AstroNova, Inc.	70,866	1,121,100
#*	Aviat Networks, Inc.	53,732	1,665,692
	Avnet, Inc.	943,356	50,714,819
#*	Aware, Inc.	94,875	198,289
*	AXT, Inc.	94,118	342,590
#	Bel Fuse, Inc. (BELFA US), Class A	3,065	287,344
#	Bel Fuse, Inc. (BELFB US), Class B	116,316	8,638,789
	Belden, Inc.	105,473	9,776,292
#	Benchmark Electronics, Inc.	341,918	16,367,615
*	BK Technologies Corp.	4,633	59,673
*	Brightcove, Inc.	11,685	27,810
#*	Calix, Inc.	76,075	3,128,965
#*	Cambium Networks Corp.	1,730	3,685
#*	Cerence, Inc.	151,410	481,484
*	CEVA, Inc.	23,819	477,571
#*	Cleanspark, Inc.	1,676,809	26,828,944
#*	Clearfield, Inc.	12,098	525,053
	Climb Global Solutions, Inc.	22,256	1,589,523
*	Coherent Corp.	614,063	42,787,910
*	Cohu, Inc.	459,827	14,709,866
*	Comtech Telecommunications Corp.	112,221	363,596
*	Corsair Gaming, Inc.	372,911	3,061,599
#	CSP, Inc.	20,576	318,105
#	CTS Corp.	226,221	11,057,682
#*	Daily Journal Corp.	3,256	1,515,994
#*	Daktronics, Inc.	335,955	5,032,606
#*	Data I/O Corp.	81,759	213,391
*	Diebold Nixdorf, Inc.	15,365	669,146
#*	Digi International, Inc.	345,037	9,419,510
*	Diodes, Inc.	288,727	22,578,451
*	DoubleVerify Holdings, Inc.	160,335	3,386,275
#*	DXC Technology Co.	1,317,024	26,788,268
#*	E2open Parent Holdings, Inc.	1,193,079	5,571,679
#*	Eastman Kodak Co.	188,926	1,097,660
*	eGain Corp.	118,899	862,018
*	ePlus, Inc.	205,942	18,930,189
#*	EverCommerce, Inc.	11,853	142,947
#*	Everspin Technologies, Inc.	9,064	56,287
#*	FARO Technologies, Inc.	128,816	2,202,754
#*	Fastly, Inc., Class A	840,581	6,808,706
*	Flex Ltd.	337,832	10,861,299
*	Franklin Wireless Corp.	12,384	53,251
#*	Frequency Electronics, Inc.	107,125	1,456,900
*	Grid Dynamics Holdings, Inc.	201,437	2,598,537
#*	GSI Technology, Inc.	15,906	44,537
*	Harmonic, Inc.	32,923	482,651
*	Ichor Holdings Ltd.	315,632	10,731,488

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Identiv, Inc.	41,334	$161,616
#	Immersion Corp.	118,485	1,513,053
	Information Services Group, Inc.	283,549	983,915
#*	Instructure Holdings, Inc.	4,080	95,309
*	inTEST Corp.	118,640	1,281,312
*	Intevac, Inc.	362,166	1,397,961
*	IPG Photonics Corp.	15,869	1,275,868
#*	Issuer Direct Corp.	7,604	72,466
*	Iteris, Inc.	81,506	400,194
*	Itron, Inc.	39,807	4,117,636
	Juniper Networks, Inc.	291,177	10,974,461
#*	Key Tronic Corp.	116,172	449,586
*	Kimball Electronics, Inc.	249,519	5,913,600
*	Knowles Corp.	956,873	17,482,070
#	Kulicke & Soffa Industries, Inc.	431,568	20,357,063
*	KVH Industries, Inc.	73,934	329,006
*	Kyndryl Holdings, Inc.	766,906	20,606,764
#*	Lantronix, Inc.	134,890	553,049
*	LiveRamp Holdings, Inc.	79,149	2,396,632
*	LM Funding America, Inc.	2,284	8,428
#*	Lumentum Holdings, Inc.	87,683	4,540,226
*	Luna Innovations, Inc.	124,257	372,771
*	Magnachip Semiconductor Corp.	385,264	1,960,994
*	Matterport, Inc.	1,182,041	5,248,262
*	MaxLinear, Inc.	105,510	1,491,911
#*	MeridianLink, Inc.	38,082	899,878
	Methode Electronics, Inc.	119,174	1,508,743
#*	Mirion Technologies, Inc.	501,644	5,287,328
#*	Mitek Systems, Inc.	194,034	2,582,593
#*	NETGEAR, Inc.	250,868	3,983,784
*	NetScout Systems, Inc.	633,396	12,889,609
#*	NetSol Technologies, Inc.	15,001	42,003
	Network-1 Technologies, Inc.	105,957	169,531
*	Nortech Systems, Inc.	1,596	23,206
*	Olo, Inc., Class A	759,106	3,628,527
*	ON24, Inc.	379,136	2,490,923
*	Ooma, Inc.	41,920	435,968
*	Optical Cable Corp.	54,966	151,156
#*	OSI Systems, Inc.	139,705	20,673,546
	PC Connection, Inc.	188,024	13,456,878
*	Photronics, Inc.	610,760	15,519,412
*	Plexus Corp.	248,847	31,894,720
*	PowerSchool Holdings, Inc., Class A	13,314	300,364
#*	RF Industries Ltd.	29,539	123,178
#*	Ribbon Communications, Inc.	707,803	2,399,452
#	Richardson Electronics Ltd.	115,981	1,388,293
#*	Riot Platforms, Inc.	1,835,432	18,703,052
*	Rogers Corp.	145,343	17,758,008
#*	Sanmina Corp.	530,160	39,936,953
*	ScanSource, Inc.	243,902	12,695,099
*	SecureWorks Corp., Class A	70,393	542,026
*	SigmaTron International, Inc.	14,293	47,882
#*††	Silicon Graphics, Inc.	494	0
*	Silicon Laboratories, Inc.	6,780	814,481
#*	SMART Global Holdings, Inc.	62,191	1,455,269
#*	SmartRent, Inc.	543,368	999,797
	SolarWinds Corp.	1,073,460	12,806,378
*	Sonim Technologies, Inc.	212	795
#*	SoundThinking, Inc.	14,718	227,540

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Synaptics, Inc.	17,210	$1,502,777
	Taitron Components, Inc., Class A	6,025	17,774
	TD SYNNEX Corp.	625,462	74,536,307
*	Telos Corp.	41,360	177,848
#*	TransAct Technologies, Inc.	35,780	142,762
*	Trio-Tech International	4,093	22,585
#*	TTM Technologies, Inc.	1,029,433	19,950,412
*	Twilio, Inc., Class A	315,399	18,649,543
*	Ultra Clean Holdings, Inc.	467,894	20,241,094
#*	Upland Software, Inc.	73,992	170,552
#*	Veeco Instruments, Inc.	282,666	11,705,199
*	Verint Systems, Inc.	242,032	8,747,036
#*	Viasat, Inc.	9,814	198,439
*	Viavi Solutions, Inc.	207,215	1,666,009
#	Vishay Intertechnology, Inc.	1,317,537	32,029,324
*	Vishay Precision Group, Inc.	127,519	4,372,626
#	Xerox Holdings Corp.	1,376,332	14,816,214
*	Xperi, Inc.	334,613	2,733,788
TOTAL INFORMATION TECHNOLOGY			1,038,395,950
MATERIALS — (7.0%)
	AdvanSix, Inc.	177,993	4,978,464
	Alcoa Corp.	1,300,486	42,968,057
#	Alpha Metallurgical Resources, Inc.	106,489	31,457,916
*	Alto Ingredients, Inc.	343,811	546,659
	American Vanguard Corp.	161,542	1,554,034
#*	Ampco-Pittsburgh Corp.	68,855	108,791
#*	Arcadium Lithium PLC	1,248,290	3,969,562
	Arch Resources, Inc.	137,421	20,139,048
#*	Arq, Inc.	19,444	127,164
#*	Ascent Industries Co.	72,538	731,183
	Ashland, Inc.	378,345	36,567,044
#*	Aspen Aerogels, Inc.	56,393	1,150,981
	Avient Corp.	396,874	17,954,580
	Berry Global Group, Inc.	297,644	19,561,164
	Caledonia Mining Corp. PLC	23,210	271,557
	Carpenter Technology Corp.	280,276	40,883,860
*	Clearwater Paper Corp.	158,867	8,812,353
#*	Cleveland-Cliffs, Inc.	3,055,956	46,908,925
#*	Coeur Mining, Inc.	4,213,487	27,345,531
	Commercial Metals Co.	1,029,753	61,888,155
#	Compass Minerals International, Inc.	132,477	1,761,944
*	Core Molding Technologies, Inc.	37,724	696,008
	Eastman Chemical Co.	123,593	12,770,865
#*	Ecovyst, Inc.	854,799	8,154,782
	Element Solutions, Inc.	718,639	19,367,321
#	Ferroglobe PLC	384,426	2,133,564
#	Flexible Solutions International, Inc.	20,035	40,471
#*	Flotek Industries, Inc.	2,262	10,043
	FMC Corp.	7,788	454,508
	Fortitude Gold Corp.	93,160	432,262
#	Friedman Industries, Inc.	73,312	1,238,973
#*	Gatos Silver, Inc.	134,950	1,715,215
#*	Glatfelter Corp.	66,350	100,852
#	Graphic Packaging Holding Co.	414,673	12,481,657
	Greif, Inc. (GEF US), Class A	217,665	14,513,902
	Greif, Inc. (GEF/B US), Class B	50,313	3,555,620
#	Hawkins, Inc.	107,610	11,180,679
	Haynes International, Inc.	65,919	3,925,476

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	HB Fuller Co.	234,204	$20,188,385
	Hecla Mining Co.	5,860,756	33,875,170
	Huntsman Corp.	1,472,553	35,238,193
*	Ingevity Corp.	159,662	7,326,889
	Innospec, Inc.	221,866	29,095,507
#*	Intrepid Potash, Inc.	92,871	2,423,004
	Kaiser Aluminum Corp.	98,284	7,733,968
*	Knife River Corp.	72,763	5,786,114
	Koppers Holdings, Inc.	143,610	5,846,363
#	Kronos Worldwide, Inc.	496,190	5,934,432
#*	LSB Industries, Inc.	252,839	2,303,363
#	Materion Corp.	176,437	21,248,308
	Mativ Holdings, Inc.	314,029	5,994,814
	Mercer International, Inc.	541,224	4,124,127
#*	Metallus, Inc.	431,050	9,664,141
	Minerals Technologies, Inc.	322,189	25,253,174
	Mosaic Co.	1,903,018	56,652,846
#*	MP Materials Corp.	335,135	4,531,025
	Myers Industries, Inc.	134,248	2,000,295
*	Nexa Resources SA	40,376	292,322
#	Northern Technologies International Corp.	36,458	480,152
*	O-I Glass, Inc.	1,252,627	16,735,097
	Olin Corp.	791,990	36,122,664
#	Olympic Steel, Inc.	106,552	5,400,055
	Orion SA	266,371	6,558,054
	Pactiv Evergreen, Inc.	180,600	2,373,084
*	Perimeter Solutions SA	110,939	1,074,999
#	Quaker Chemical Corp.	39,257	7,127,894
	Radius Recycling, Inc.	252,473	4,574,811
	Ramaco Resources, Inc. (METC US), Class A	194,678	2,647,621
	Ramaco Resources, Inc. (METCB US), Class B	376	4,395
*	Ranpak Holdings Corp.	141,584	1,022,236
*	Rayonier Advanced Materials, Inc.	479,351	3,187,684
††	Resolute Forest Products, Inc.	792,851	1,125,848
	Ryerson Holding Corp.	197,039	4,687,558
	Sensient Technologies Corp.	112,907	8,812,391
	Silgan Holdings, Inc.	196,226	10,091,903
	Smurfit WestRock PLC	155,124	6,955,760
	Sonoco Products Co.	330,867	17,840,349
	Stepan Co.	194,271	16,441,155
*	Summit Materials, Inc., Class A	482,686	20,166,621
	SunCoke Energy, Inc.	821,822	9,615,317
	Sylvamo Corp.	158,745	11,701,094
	Tredegar Corp.	249,362	1,423,857
#	TriMas Corp.	261,315	6,423,123
	Tronox Holdings PLC	1,213,427	19,608,980
#	U.S. Lime & Minerals, Inc.	67,810	5,767,241
#	U.S. Steel Corp.	958,741	39,394,668
#*	Universal Stainless & Alloy Products, Inc.	66,632	2,500,033
	Warrior Met Coal, Inc.	163,848	11,323,535
	Worthington Steel, Inc.	363,123	14,477,714
TOTAL MATERIALS			1,043,637,503
REAL ESTATE — (1.3%)
#*	AMREP Corp.	11,163	284,210
#*	Anywhere Real Estate, Inc.	877,886	4,143,622
*	Cushman & Wakefield PLC	1,563,472	20,497,118
#	DigitalBridge Group, Inc.	285,326	4,031,656
*	Douglas Elliman, Inc.	183,529	378,070

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Five Point Holdings LLC, Class A	43,861	$146,934
*	Forestar Group, Inc.	316,842	10,021,712
*	FRP Holdings, Inc.	136,623	4,110,986
*	Howard Hughes Holdings, Inc.	354,444	26,289,111
*	Jones Lang LaSalle, Inc.	265,772	66,682,195
*»	JW Mays, Inc.	126	5,481
#	Kennedy-Wilson Holdings, Inc.	1,635,465	17,025,191
#	Marcus & Millichap, Inc.	275,470	10,911,367
	Newmark Group, Inc., Class A	1,128,123	14,643,037
#*	Opendoor Technologies, Inc.	1,951,183	4,526,745
#*	Rafael Holdings, Inc., Class B	13,499	20,113
	RE/MAX Holdings, Inc., Class A	87,469	844,076
	RMR Group, Inc., Class A	4,785	124,123
#*	Stratus Properties, Inc.	38,382	1,060,111
#*	Tejon Ranch Co.	213,066	4,048,254
TOTAL REAL ESTATE			189,794,112
UTILITIES — (0.3%)
#*	Altus Power, Inc.	485,332	2,038,394
#	Brookfield Infrastructure Corp. (BIPC US), Class A	660,216	25,682,402
#	Brookfield Renewable Corp., Class A	439,563	12,351,720
	Genie Energy Ltd., Class B	175,430	2,975,293
#*	Montauk Renewables, Inc.	6,389	37,951
	New Jersey Resources Corp.	63,988	2,991,439
	NRG Energy, Inc.	87,540	6,580,382
#*	Sunnova Energy International, Inc.	22,458	158,778
TOTAL UTILITIES			52,816,359
TOTAL COMMON STOCKS			13,798,962,110
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	5,965	136,420
TOTAL INVESTMENT SECURITIES (Cost $8,913,042,308)			13,799,098,530

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	176,330,596	176,330,596
SECURITIES LENDING COLLATERAL — (6.1%)
@§	The DFA Short Term Investment Fund	78,873,687	912,331,934
TOTAL INVESTMENTS — (100.0%)
(Cost $10,001,714,646)^^			$14,887,761,060
As of July 31, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	478	09/20/24	$135,811,452	$132,836,200	$(2,975,252)
Total Futures Contracts			$135,811,452	$132,836,200	$(2,975,252)

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$398,234,272	—	—	$398,234,272
Consumer Discretionary	2,153,345,019	$24,073	—	2,153,369,092
Consumer Staples	554,163,568	11,735	—	554,175,303
Energy	1,370,396,961	—	—	1,370,396,961
Financials	3,972,392,816	50,379	—	3,972,443,195
Health Care	680,366,780	—	$1,270,362	681,637,142
Industrials	2,343,964,451	85,370	12,400	2,344,062,221
Information Technology	1,038,395,950	—	—	1,038,395,950
Materials	1,042,511,655	—	1,125,848	1,043,637,503
Real Estate	189,788,631	5,481	—	189,794,112
Utilities	52,816,359	—	—	52,816,359
Preferred Stocks
Communication Services	136,420	—	—	136,420
Temporary Cash Investments	176,330,596	—	—	176,330,596
Securities Lending Collateral	—	912,331,934	—	912,331,934
Total Investments in Securities	$13,972,843,478	$912,508,972	$2,408,610˂˃	$14,887,761,060
Financial Instruments
Liabilities
Futures Contracts**	(2,975,252)	—	—	(2,975,252)
Total Financial Instruments	$(2,975,252)	—	—	$(2,975,252)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.4%)
#*	Advantage Solutions, Inc.	447,918	$1,796,151
*	AMC Networks, Inc., Class A	366,175	4,075,528
*	Angi, Inc.	537,056	1,245,970
	ATN International, Inc.	234,021	6,943,403
*	Bandwidth, Inc., Class A	80,982	1,848,009
#*	Boston Omaha Corp., Class A	331,170	4,868,199
#*	Bumble, Inc., Class A	1,608,975	15,027,827
#	Cable One, Inc.	8,193	3,386,822
#*	Cars.com, Inc.	17,246	355,613
*	Consolidated Communications Holdings, Inc.	568,063	2,613,090
#*	Creative Realities, Inc.	16,024	77,075
*	Cumulus Media, Inc., Class A	15,922	31,844
*	DHI Group, Inc.	625,720	1,326,526
#*	EchoStar Corp., Class A	245,471	4,929,058
#	Entravision Communications Corp., Class A	584,212	1,279,424
#*	EW Scripps Co., Class A	1,023,386	3,847,931
#*	Frontier Communications Parent, Inc.	2,304,260	67,514,818
*	Gaia, Inc.	17,852	88,010
#*	Gannett Co., Inc.	1,264,628	6,209,323
	Gray Television, Inc. (GTN US)	1,204,389	7,744,221
#	Gray Television, Inc. (GTN/A US), Class A	3,121	27,652
*	Integral Ad Science Holding Corp.	59,207	602,727
	John Wiley & Sons, Inc. (WLY US), Class A	222,970	10,646,818
*	Liberty Broadband Corp. (LBRDA US), Class A	32,708	2,165,924
*	Liberty Broadband Corp. (LBRDK US), Class C	58,882	3,968,058
*	Liberty Global Ltd. (LBTYA US), Class A	1,256,861	24,496,221
#*	Liberty Global Ltd. (LBTYK US), Class C	1,099,476	22,110,462
*	Liberty Latin America Ltd. (LILA US), Class A	520,607	5,455,961
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,271,474	24,077,624
*	Madison Square Garden Entertainment Corp.	101,660	4,014,553
*	Magnite, Inc.	19,309	280,753
#	Marcus Corp.	429,040	5,401,614
*	National CineMedia, Inc.	17,292	104,444
#	Nexstar Media Group, Inc.	30,126	5,566,984
	Paramount Global (PARA US), Class B	535,567	6,116,175
#*	Reading International, Inc. (RDI US), Class A	12,267	17,910
	Saga Communications, Inc., Class A	89,386	1,385,483
	Scholastic Corp.	727,553	22,794,236
#	Shenandoah Telecommunications Co.	341,026	7,260,444
#	Sinclair, Inc.	198,400	3,051,392
#*	Sphere Entertainment Co.	219,865	9,779,595
	Spok Holdings, Inc.	37,931	581,482
	TEGNA, Inc.	2,339,299	37,265,033
	Telephone & Data Systems, Inc.	1,682,718	35,673,622
#*	Thryv Holdings, Inc.	210,802	4,106,423
#	Townsquare Media, Inc., Class A	331	3,998
#*	U.S. Cellular Corp.	542,801	29,175,554
#*	Urban One, Inc. (UONE US)	110,411	228,551
*	Urban One, Inc. (UONEK US)	136,607	191,250
*	Vimeo, Inc.	548,125	2,203,463
*	Ziff Davis, Inc.	554,358	26,542,661
TOTAL COMMUNICATION SERVICES			430,505,909

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (15.5%)
#*	1-800-Flowers.com, Inc., Class A	494,843	$5,126,573
	Aaron's Co., Inc.	282,172	2,821,720
#	Academy Sports & Outdoors, Inc.	467,328	25,268,425
*	Adient PLC	928,870	23,927,691
#	ADT, Inc.	2,676,432	20,822,641
*	Adtalem Global Education, Inc.	768,988	60,296,349
#	Advance Auto Parts, Inc.	423,239	26,803,726
	AMCON Distributing Co.	4,641	645,192
*	American Axle & Manufacturing Holdings, Inc.	1,746,961	12,979,920
#	American Eagle Outfitters, Inc.	508,997	11,223,384
*	American Outdoor Brands, Inc.	187,353	1,746,130
#*	AMMO, Inc.	265,901	483,940
#	Ark Restaurants Corp.	2,951	41,904
#*	Asbury Automotive Group, Inc.	243,859	65,651,720
#*	Bally's Corp.	19,027	327,835
#	Bassett Furniture Industries, Inc.	169,624	2,228,859
#*	Beazer Homes USA, Inc.	54,686	1,841,278
*	Biglari Holdings, Inc. (BH US), Class B	9,988	2,005,091
#*	Biglari Holdings, Inc. (BH/A US), Class A	951	921,286
*	BJ's Restaurants, Inc.	17,500	552,650
	BorgWarner, Inc.	1,448,115	51,132,941
#	Caleres, Inc.	83,580	3,222,845
#	Canterbury Park Holding Corp.	15,171	321,625
	Cato Corp., Class A	85,218	436,316
	Century Communities, Inc.	675,448	70,726,160
*	Chegg, Inc.	150,541	513,345
*	Chuy's Holdings, Inc.	71,391	2,647,892
#*	Citi Trends, Inc.	111,008	2,176,867
#	Clarus Corp.	178,161	1,076,092
*	Container Store Group, Inc.	26,188	23,035
	Crown Crafts, Inc.	142,367	707,564
*	Culp, Inc.	25,135	127,183
#	Dana, Inc.	2,394,103	30,429,049
#	Designer Brands, Inc., Class A	745,282	6,081,501
#*	Destination XL Group, Inc.	312,595	1,165,979
*	Duluth Holdings, Inc., Class B	42,565	154,937
*	El Pollo Loco Holdings, Inc.	467,965	5,643,658
	Escalade, Inc.	44,219	657,979
#	Ethan Allen Interiors, Inc.	479,669	14,807,382
#*	First Watch Restaurant Group, Inc.	102,354	1,665,300
#	Flanigan's Enterprises, Inc.	5,134	136,308
#	Flexsteel Industries, Inc.	116,824	4,433,471
	Foot Locker, Inc.	1,329,614	38,638,583
#	Gap, Inc.	1,749,690	41,082,721
*	Genesco, Inc.	190,051	5,859,272
#*	G-III Apparel Group Ltd.	649,817	17,915,455
	Golden Entertainment, Inc.	29,399	982,809
*	Goodyear Tire & Rubber Co.	4,456,017	52,135,399
	Graham Holdings Co., Class B	95,155	73,730,852
*	Green Brick Partners, Inc.	515,835	37,733,330
#	Group 1 Automotive, Inc.	228,443	83,546,174
#	Guess?, Inc.	220,425	5,301,221
	Hamilton Beach Brands Holding Co., Class A	4,182	81,674
	Harley-Davidson, Inc.	1,758,596	65,947,350
#	Haverty Furniture Cos., Inc. (HVT US)	342,554	10,026,556
#	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	165,301
#*	Helen of Troy Ltd.	236,137	13,958,058
#*	Hilton Grand Vacations, Inc.	90,020	3,889,764
*	Holley, Inc.	317,290	1,250,123

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	270,788	$4,134,933
#*	Hovnanian Enterprises, Inc., Class A	21,385	4,488,498
#*	JAKKS Pacific, Inc.	142,805	3,004,617
#	Johnson Outdoors, Inc., Class A	127,286	5,396,926
#	KB Home	378,883	32,614,249
#	Kohl's Corp.	1,945,483	42,139,162
#	Krispy Kreme, Inc.	526,065	5,592,071
	Lakeland Industries, Inc.	139,894	3,301,498
#*	Lands' End, Inc.	162,268	2,870,521
#*	Landsea Homes Corp.	351,447	4,280,624
*	Latham Group, Inc.	512,351	1,864,958
	Laureate Education, Inc.	955,197	14,805,554
#	La-Z-Boy, Inc.	674,152	29,757,069
#	LCI Industries	108,161	12,621,307
	Lear Corp.	340,781	41,588,913
#*	Legacy Housing Corp.	212,673	6,056,927
#*	LGI Homes, Inc.	385,123	44,316,104
#*	Life Time Group Holdings, Inc.	1,524,615	31,666,254
	Lifetime Brands, Inc.	320,767	2,771,427
*	Lincoln Educational Services Corp.	99,525	1,404,298
#	Lithia Motors, Inc.	169,265	46,772,997
*	Live Ventures, Inc.	10,309	184,016
#*	Lovesac Co.	194,037	5,308,852
*	M/I Homes, Inc.	415,288	69,282,497
	Macy's, Inc.	3,803,005	65,715,926
#*	Malibu Boats, Inc., Class A	241,436	9,184,225
#*	MarineMax, Inc.	384,795	13,417,802
	Marriott Vacations Worldwide Corp.	341,329	28,869,607
#*	MasterCraft Boat Holdings, Inc.	119,144	2,606,871
	Meritage Homes Corp.	556,393	112,875,448
*	Modine Manufacturing Co.	400,400	47,111,064
*	Mohawk Industries, Inc.	1,049,007	168,963,557
	Monro, Inc.	151,054	4,655,484
*	Motorcar Parts of America, Inc.	104,189	630,343
#	Movado Group, Inc.	290,839	7,532,730
#*	National Vision Holdings, Inc.	699,768	10,118,645
	Newell Brands, Inc.	3,068,524	26,358,621
	Nobility Homes, Inc.	984	33,702
#*	ODP Corp.	810,328	34,236,358
#*	OneWater Marine, Inc., Class A	82,490	2,035,853
#	Patrick Industries, Inc.	171,070	21,907,224
	Penske Automotive Group, Inc.	2,563	446,244
#	Perdoceo Education Corp.	1,040,719	25,799,424
	Phinia, Inc.	139,788	6,248,524
*	Playa Hotels & Resorts NV	1,760,437	14,919,704
	PVH Corp.	873,542	89,092,549
»	QEP Co., Inc.	9,485	350,850
#	RCI Hospitality Holdings, Inc.	10,621	525,527
#	Rocky Brands, Inc.	152,941	5,242,817
*	Sally Beauty Holdings, Inc.	375,007	4,293,830
#	Shoe Carnival, Inc.	508,199	21,583,212
#	Signet Jewelers Ltd.	194,696	16,379,774
#	Smith & Wesson Brands, Inc.	472,305	7,816,648
#	Sonic Automotive, Inc., Class A	384,615	22,899,977
#*	Sportsman's Warehouse Holdings, Inc.	20,452	52,153
	Standard Motor Products, Inc.	355,315	11,629,460
*	Stoneridge, Inc.	143,936	2,419,564
	Strategic Education, Inc.	348,944	36,778,698
*	Strattec Security Corp.	55,664	1,364,881

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	268,278	$20,383,762
#	Superior Group of Cos., Inc.	217,559	4,333,775
#*	Superior Industries International, Inc.	63,618	213,120
*	Taylor Morrison Home Corp.	2,285,293	153,297,454
#	Thor Industries, Inc.	841,758	89,344,194
*	Tile Shop Holdings, Inc.	92,044	664,558
#*	Tilly's, Inc., Class A	178,732	1,047,370
*	Topgolf Callaway Brands Corp.	2,173,836	35,868,294
*	Tri Pointe Homes, Inc.	2,014,427	91,152,822
#*	Under Armour, Inc. (UA US), Class C	3,319,466	22,539,174
#*	Under Armour, Inc. (UAA US), Class A	2,591,325	18,061,535
*	Universal Electronics, Inc.	2,037	24,220
*	Universal Technical Institute, Inc.	396,254	7,505,051
*	Urban Outfitters, Inc.	1,360,221	62,638,177
#*	Vera Bradley, Inc.	228,100	1,569,328
#*	Vista Outdoor, Inc.	258,125	10,487,619
#*	VOXX International Corp.	83,276	213,187
#	Weyco Group, Inc.	127,166	4,426,648
#	Whirlpool Corp.	117,972	12,029,605
#	Winnebago Industries, Inc.	458,222	28,648,039
#	Worthington Enterprises, Inc.	233,880	11,672,951
#*	Zumiez, Inc.	289,033	7,347,219
TOTAL CONSUMER DISCRETIONARY			2,740,038,055
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	60,320	1,776,424
#	Andersons, Inc.	751,963	41,004,542
#	B&G Foods, Inc.	441,517	3,805,877
*	Bridgford Foods Corp.	13,817	129,327
	Calavo Growers, Inc.	4,557	108,411
	Cal-Maine Foods, Inc.	510,482	36,535,197
#*	Central Garden & Pet Co. (CENT US)	174,108	6,936,463
*	Central Garden & Pet Co. (CENTA US), Class A	833,224	28,629,577
*	Coty, Inc., Class A	229,086	2,279,406
*	Darling Ingredients, Inc.	1,386,068	55,068,482
	Dole PLC	367,846	5,462,513
#*	Duckhorn Portfolio, Inc.	242,386	1,759,722
#	Edgewell Personal Care Co.	865,383	33,879,744
	Fresh Del Monte Produce, Inc.	1,189,440	29,795,472
#*	Grocery Outlet Holding Corp.	953,104	18,642,714
#*	HF Foods Group, Inc.	39,053	155,821
*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	296,469	24,028,812
	Ingredion, Inc.	560,289	69,683,143
*	Lifeway Foods, Inc.	4,902	60,442
#	MGP Ingredients, Inc.	87,874	7,166,125
#*	Mission Produce, Inc.	224,803	2,526,786
#*	Natural Alternatives International, Inc.	149,173	868,187
	Natural Grocers by Vitamin Cottage, Inc.	285,901	7,799,379
*	Nature's Sunshine Products, Inc.	63,301	1,083,080
	Oil-Dri Corp. of America	87,490	5,695,599
*	Pilgrim's Pride Corp.	662,117	27,299,084
*	Post Holdings, Inc.	728,856	79,707,692
	PriceSmart, Inc.	6,664	608,623
	Seaboard Corp.	15,787	51,274,755
#*	Seneca Foods Corp. (SENEA US), Class A	119,494	7,210,268
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	1,491,402
	SpartanNash Co.	697,786	14,737,240
#*	TreeHouse Foods, Inc.	574,206	23,129,018

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	772,365	$11,971,657
#	Universal Corp.	620,959	33,171,630
*	USANA Health Sciences, Inc.	66,675	2,973,705
	Village Super Market, Inc., Class A	188,017	5,956,379
#	Weis Markets, Inc.	633,109	47,768,074
*	Willamette Valley Vineyards, Inc.	4,137	16,217
TOTAL CONSUMER STAPLES			692,196,989
ENERGY — (10.2%)
	Adams Resources & Energy, Inc.	82,089	2,199,164
#*	Amplify Energy Corp.	658,400	4,944,584
*	Antero Resources Corp.	580,211	16,837,723
	APA Corp.	899,844	28,066,134
	Archrock, Inc.	1,469,681	30,466,487
#	Ardmore Shipping Corp.	659,226	14,292,020
	Barnwell Industries, Inc.	4,144	9,573
	Berry Corp.	1,358,895	9,322,020
#*	Bristow Group, Inc.	402,234	15,264,780
#	California Resources Corp.	840,260	43,222,974
	Chord Energy Corp. (CHRD US)	258,475	44,369,819
	Civitas Resources, Inc.	620,275	43,270,384
#*	Clean Energy Fuels Corp.	609,170	1,736,135
#*	CNX Resources Corp.	2,951,693	78,131,314
#	Comstock Resources, Inc.	3,985,122	37,739,105
#*	CONSOL Energy, Inc.	379,280	37,855,937
#	Crescent Energy Co., Class A	1,296,032	15,850,471
	Delek U.S. Holdings, Inc.	706,364	16,797,336
	DHT Holdings, Inc.	3,759,038	44,168,697
#*	DMC Global, Inc.	147,424	1,990,224
	Dorian LPG Ltd.	825,185	33,717,059
#*	Dril-Quip, Inc.	294,699	5,104,187
*	DT Midstream, Inc.	1,267,722	95,535,530
	Epsilon Energy Ltd.	97,593	531,882
#	Evolution Petroleum Corp.	52,182	293,263
#*	Expro Group Holdings NV	323,627	7,514,619
*	Forum Energy Technologies, Inc.	104,988	1,937,029
	FutureFuel Corp.	500,207	2,796,157
*	Geospace Technologies Corp.	95,121	887,479
#	Granite Ridge Resources, Inc.	171,157	1,172,425
*	Green Plains, Inc.	105,144	1,864,203
*	Gulf Island Fabrication, Inc.	127	792
*	Gulfport Energy Corp.	125,314	18,447,474
#*	Hallador Energy Co.	498,091	3,964,804
*	Helix Energy Solutions Group, Inc.	2,398,372	28,300,790
#	Helmerich & Payne, Inc.	1,497,958	60,547,462
	HF Sinclair Corp.	20,447	1,052,407
	International Seaways, Inc.	732,237	41,005,272
#	Liberty Energy, Inc.	1,987,445	47,996,797
#*	Mammoth Energy Services, Inc.	163,415	656,928
	Matador Resources Co.	716,687	44,061,917
#	Mexco Energy Corp.	4,558	46,771
	Murphy Oil Corp.	2,175,160	90,008,121
	NACCO Industries, Inc., Class A	137,238	4,132,236
*	Natural Gas Services Group, Inc.	199,674	4,065,363
*	Newpark Resources, Inc.	1,332,244	11,004,335
	Noble Corp. PLC	207,605	9,803,108
#	Nordic American Tankers Ltd.	2,147,261	8,009,284
#	Northern Oil & Gas, Inc.	339,437	14,660,284
	NOV, Inc.	3,355,163	69,854,494

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	426,817	$2,441,393
	PBF Energy, Inc., Class A	1,676,995	68,337,546
#	Peabody Energy Corp.	1,891,128	42,001,953
	Permian Resources Corp.	375,708	5,763,361
#	PHX Minerals, Inc.	314,591	1,031,858
*	PrimeEnergy Resources Corp.	823	97,213
#*	ProPetro Holding Corp.	1,944,143	18,644,331
	Range Resources Corp.	301,257	9,408,256
	Ranger Energy Services, Inc.	331,848	4,304,069
*	REX American Resources Corp.	333,658	16,953,163
#	Riley Exploration Permian, Inc.	16,791	491,808
#	RPC, Inc.	1,897,767	14,176,320
	SandRidge Energy, Inc.	158,615	2,155,578
	Scorpio Tankers, Inc.	770,518	59,083,320
*	SEACOR Marine Holdings, Inc.	241,786	3,351,154
*	Seadrill Ltd.	919,338	50,572,783
#	Select Water Solutions, Inc.	1,423,892	16,830,403
	SFL Corp. Ltd.	2,124,732	25,156,827
	SM Energy Co.	1,499,512	69,277,454
	Solaris Oilfield Infrastructure, Inc., Class A	279,550	3,676,083
*	Southwestern Energy Co.	14,515,225	93,623,201
#*	Talos Energy, Inc.	1,752,481	20,749,375
*	Teekay Corp.	1,465,605	12,706,795
	Teekay Tankers Ltd., Class A	473,946	31,015,026
#*	Transocean Ltd.	11,294,265	65,393,794
*	U.S. Silica Holdings, Inc.	523,501	8,109,031
#	VAALCO Energy, Inc.	228,452	1,635,716
#*	Vital Energy, Inc.	570,729	24,889,492
#	Vitesse Energy, Inc.	159,182	4,132,365
#	World Kinect Corp.	984,671	27,501,861
TOTAL ENERGY			1,799,018,882
FINANCIALS — (26.7%)
#	1st Source Corp.	304,298	19,338,138
*	Acacia Research Corp.	144,680	774,038
#	ACNB Corp.	26,339	1,092,542
*	Affinity Bancshares, Inc.	1,447	31,096
	Alerus Financial Corp.	34,465	773,739
	Amalgamated Financial Corp.	9,303	295,928
*	Ambac Financial Group, Inc.	471,183	6,214,904
	Amerant Bancorp, Inc.	125,815	2,829,579
	Ameris Bancorp	1,042,120	63,454,687
#	AmeriServ Financial, Inc.	324,794	815,233
	Arrow Financial Corp.	16,176	509,868
	Associated Banc-Corp.	3,133,249	72,002,062
	Associated Capital Group, Inc., Class A	19,371	659,195
	Assured Guaranty Ltd.	1,235,892	101,800,424
#	Atlantic American Corp.	196,322	304,299
#	Atlantic Union Bankshares Corp.	1,359,528	56,134,911
#*	Atlanticus Holdings Corp.	5,968	213,475
	Axis Capital Holdings Ltd.	843,868	63,923,001
#	Banc of California, Inc.	499,440	6,982,171
	Bank of Marin Bancorp	230,799	4,687,528
	Bank OZK	1,572,119	73,716,660
#	BankFinancial Corp.	174,740	2,047,953
	BankUnited, Inc.	1,137,868	43,830,675
	Bankwell Financial Group, Inc.	31,231	879,153
	Banner Corp.	527,631	31,246,308
	Bar Harbor Bankshares	220,112	7,034,780

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BayCom Corp.	138,462	$3,335,550
	BCB Bancorp, Inc.	228,260	2,894,337
	Berkshire Hills Bancorp, Inc.	676,417	18,669,109
*	Blue Foundry Bancorp	129,824	1,465,713
	BOK Financial Corp.	196,174	20,174,534
	Bread Financial Holdings, Inc.	744,735	40,647,636
*	Bridgewater Bancshares, Inc.	102,275	1,412,418
*	Brighthouse Financial, Inc.	844,046	42,092,574
#	Brookfield Asset Management Ltd., Class A	108,018	4,712,825
	Brookline Bancorp, Inc.	1,304,905	13,688,453
	Burke & Herbert Financial Services Corp.	98,806	6,689,166
	Business First Bancshares, Inc.	120,964	3,074,905
*	BV Financial, Inc.	8,496	121,238
	Byline Bancorp, Inc.	461,308	12,939,689
	C&F Financial Corp.	45,407	2,701,716
	Cadence Bank	2,460,868	80,888,731
*	California BanCorp	1,966	49,327
»	California First Leasing Corp.	12,672	258,129
	Camden National Corp.	171,895	7,164,584
	Capital City Bank Group, Inc.	63,273	2,246,191
	Capitol Federal Financial, Inc.	256,486	1,620,992
*	Carter Bankshares, Inc.	175,920	2,865,737
	Cathay General Bancorp	930,298	41,230,807
	CB Financial Services, Inc.	1,113	28,103
*»	CCUR Holdings, Inc.	53	132,500
	Central Pacific Financial Corp.	270,997	7,070,312
	Chemung Financial Corp.	4,846	236,291
	ChoiceOne Financial Services, Inc.	701	19,278
	Citizens Community Bancorp, Inc.	53,920	697,725
	Civista Bancshares, Inc.	191,298	3,433,799
	CNB Financial Corp.	210,590	5,403,739
	Colony Bankcorp, Inc.	89,961	1,397,094
	Columbia Banking System, Inc.	1,762,734	46,113,121
	Comerica, Inc.	677,300	37,122,813
	Community Trust Bancorp, Inc.	146,071	7,408,721
#	Community West Bancshares	74,425	1,543,574
	ConnectOne Bancorp, Inc.	559,874	13,560,148
#*	Consumer Portfolio Services, Inc.	376,769	3,564,235
*	CrossFirst Bankshares, Inc.	525,807	9,748,462
*	Customers Bancorp, Inc.	509,636	32,861,329
	CVB Financial Corp.	429,907	8,194,027
	Dime Community Bancshares, Inc.	608,046	15,371,403
#	Donegal Group, Inc. (DGICA US), Class A	392,319	5,778,859
	Donegal Group, Inc. (DGICB US), Class B	54,141	711,954
	Eagle Bancorp Montana, Inc.	9,464	137,890
	Eagle Bancorp, Inc.	409,394	8,810,159
	Eastern Bankshares, Inc.	1,783,659	29,680,086
*	eHealth, Inc.	39,336	208,874
	Employers Holdings, Inc.	530,596	25,473,914
	Enact Holdings, Inc.	407,161	13,855,689
#*	Encore Capital Group, Inc.	315,990	15,973,294
*	Enova International, Inc.	131,701	11,388,185
*	Enstar Group Ltd.	184,720	59,923,168
	Enterprise Bancorp, Inc.	13,413	396,354
	Enterprise Financial Services Corp.	404,441	21,382,796
	Equity Bancshares, Inc., Class A	64,122	2,596,941
	ESSA Bancorp, Inc.	174,313	3,345,066
	Essent Group Ltd.	790,234	49,658,305
	Evans Bancorp, Inc.	12,696	442,963

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	1,019,898	$10,627,337
#	Farmers & Merchants Bancorp, Inc.	8,054	221,727
	FB Financial Corp.	45,445	2,121,827
	Financial Institutions, Inc.	239,841	6,312,615
	Finward Bancorp	280	7,924
*	Finwise Bancorp	8,326	105,241
	First American Financial Corp.	337,608	20,452,293
#	First Bancorp/Southern Pines NC	296,541	12,395,414
	First Bancshares, Inc.	351,724	11,719,444
	First Bank	155,996	2,408,578
	First Busey Corp.	696,493	19,111,768
	First Business Financial Services, Inc.	136,704	6,291,118
	First Commonwealth Financial Corp.	1,273,676	23,028,062
	First Community Bankshares, Inc.	52,831	2,365,772
	First Community Corp.	3,528	79,380
	First Financial Bancorp	1,564,091	42,793,530
	First Financial Corp.	165,604	7,445,556
	First Financial Northwest, Inc.	251,056	5,400,215
	First Hawaiian, Inc.	1,056,274	26,449,101
	First Horizon Corp.	2,845,347	47,602,655
	First Internet Bancorp	90,578	3,356,821
	First Interstate BancSystem, Inc., Class A	1,438,239	45,405,205
	First Merchants Corp.	798,172	32,206,240
#	First Mid Bancshares, Inc.	108,477	4,164,432
	First Northwest Bancorp	30,372	310,098
	First of Long Island Corp.	212,777	2,791,634
	First United Corp.	99,475	2,798,232
*	First Western Financial, Inc.	15,906	288,535
	Flushing Financial Corp.	400,499	5,899,350
	FNB Corp.	7,386,679	113,311,656
	Franklin Financial Services Corp.	6,568	219,962
	FS Bancorp, Inc.	55,599	2,448,024
	Fulton Financial Corp.	3,196,869	61,923,353
*	Fundamental Global, Inc.	145,552	149,919
#*	FVCBankcorp, Inc.	12,938	164,054
*	Genworth Financial, Inc., Class A	7,681,340	52,002,672
	Great Southern Bancorp, Inc.	59,155	3,703,695
*	Green Dot Corp., Class A	268,917	2,570,847
#*	Greenlight Capital Re Ltd., Class A	520,238	7,179,284
	Guaranty Bancshares, Inc.	357	12,327
	Hancock Whitney Corp.	1,195,502	65,429,824
	Hanmi Financial Corp.	396,859	8,095,924
	HarborOne Bancorp, Inc.	367,008	4,899,557
#	Hawthorn Bancshares, Inc.	46,129	1,014,838
	Heartland Financial USA, Inc.	444,046	24,209,388
	Heritage Commerce Corp.	634,648	6,568,607
	Heritage Financial Corp.	307,061	7,114,603
*	Heritage Insurance Holdings, Inc.	244,562	1,954,050
	Hilltop Holdings, Inc.	1,054,128	34,775,683
	HMN Financial, Inc.	98,222	2,597,972
	Home Bancorp, Inc.	96,942	4,277,081
	Home BancShares, Inc.	146,776	4,158,164
	HomeStreet, Inc.	149,249	2,149,186
	HomeTrust Bancshares, Inc.	231,565	8,213,611
	Hope Bancorp, Inc.	1,606,342	21,139,461
	Horace Mann Educators Corp.	477,174	16,495,905
	Horizon Bancorp, Inc.	354,307	5,658,283
	Independent Bank Corp. (IBCP US)	63,262	2,194,559
	Independent Bank Corp. (INDB US)	491,833	31,551,087

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Group, Inc.	543,579	$32,103,776
	International Bancshares Corp.	722,840	48,748,330
	Invesco Ltd.	6,087,551	105,071,130
#	Investar Holding Corp.	58,815	1,088,077
	Investors Title Co.	372	79,176
#	Jackson Financial, Inc., Class A	1,228,841	108,211,738
	Janus Henderson Group PLC	2,055,728	76,534,753
	Kearny Financial Corp.	863,786	6,219,259
#	Landmark Bancorp, Inc.	55,774	1,112,691
	LCNB Corp.	107,647	1,645,923
*	LendingClub Corp.	1,763,687	22,063,724
	Magyar Bancorp, Inc.	45,251	573,330
	MainStreet Bancshares, Inc.	19,066	340,519
	Mercantile Bank Corp.	320,501	15,499,428
	Merchants Bancorp	5,614	252,630
#	Meridian Corp.	32,801	382,132
	MGIC Investment Corp.	4,250,248	105,576,160
	Mid Penn Bancorp, Inc.	45,143	1,338,490
	Middlefield Banc Corp.	9,162	247,008
	Midland States Bancorp, Inc.	303,003	7,193,291
*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	147,809	4,332,282
*	Mr. Cooper Group, Inc.	426,883	38,368,244
	MVB Financial Corp.	24,465	561,961
	National Bank Holdings Corp., Class A	149,872	6,276,639
#	Navient Corp.	2,230,082	36,595,646
#	NBT Bancorp, Inc.	4,583	224,659
	Nelnet, Inc., Class A	650,037	73,265,670
#*	Nicholas Financial, Inc.	138,264	879,359
#	Nicolet Bankshares, Inc.	40,598	4,082,535
*	NMI Holdings, Inc., Class A	333,565	13,125,783
	Northeast Bank	74,425	5,407,720
	Northeast Community Bancorp, Inc.	64,058	1,459,241
	Northfield Bancorp, Inc.	567,837	7,103,641
	Northrim BanCorp, Inc.	162,597	11,121,635
#	Northwest Bancshares, Inc.	1,998,014	28,052,117
	OceanFirst Financial Corp.	745,360	13,543,191
	OFG Bancorp	898,515	40,810,551
#	Old National Bancorp	4,558,052	91,252,201
	Old Second Bancorp, Inc.	107,094	1,812,030
*	Onity Group, Inc.	63,970	1,869,843
	OP Bancorp	127,427	1,589,015
	Oppenheimer Holdings, Inc., Class A	152,133	7,822,679
*	OptimumBank Holdings, Inc.	1,253	5,588
	Origin Bancorp, Inc.	201,689	6,930,034
	Orrstown Financial Services, Inc.	178,769	6,285,518
	Pacific Premier Bancorp, Inc.	1,419,422	38,409,559
	Parke Bancorp, Inc.	106,871	2,090,397
#*	Paysafe Ltd.	117,792	2,472,454
	PCB Bancorp	128,346	2,473,227
#	Peapack-Gladstone Financial Corp.	232,346	6,566,098
	Penns Woods Bancorp, Inc.	42,071	1,002,131
	PennyMac Financial Services, Inc.	489,336	48,013,648
	Peoples Bancorp of North Carolina, Inc.	2,583	82,088
	Peoples Bancorp, Inc.	670,382	22,303,609
#	Peoples Financial Services Corp.	51,455	2,555,770
	Pinnacle Financial Partners, Inc.	531,416	51,185,989
*	Pioneer Bancorp, Inc.	1,132	12,622
*	Ponce Financial Group, Inc.	79,247	784,545

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Popular, Inc.	910,713	$93,466,475
*	PRA Group, Inc.	191,097	5,092,735
	Premier Financial Corp.	591,327	14,984,226
	Primis Financial Corp.	329,157	4,344,872
	Princeton Bancorp, Inc.	36,381	1,423,225
*	ProAssurance Corp.	511,001	6,694,113
#	Prosperity Bancshares, Inc.	1,262,545	91,559,763
#*	Provident Bancorp, Inc.	65,713	715,615
#	Provident Financial Holdings, Inc.	171,903	2,286,310
	Provident Financial Services, Inc.	2,254,291	41,794,555
	QCR Holdings, Inc.	152,831	11,682,402
#	Radian Group, Inc.	1,590,600	59,011,260
	RBB Bancorp	99,806	2,302,524
	Regional Management Corp.	185,846	6,077,164
	Renasant Corp.	757,835	26,061,946
#*	Repay Holdings Corp.	55,599	534,862
	Republic Bancorp, Inc., Class A	182,938	12,004,392
#	Richmond Mutual BanCorp, Inc.	6,642	80,169
#	Riverview Bancorp, Inc.	332,021	1,533,937
#	S&T Bancorp, Inc.	550,397	24,426,619
	Sandy Spring Bancorp, Inc.	663,111	20,311,090
	SB Financial Group, Inc.	64,327	1,086,483
	Seacoast Banking Corp. of Florida	159,751	4,447,468
*	Security National Financial Corp., Class A	127,394	1,051,001
	Shore Bancshares, Inc.	198,794	2,886,489
	Sierra Bancorp	317,814	9,245,209
	Simmons First National Corp., Class A	1,727,509	37,193,269
#*	SiriusPoint Ltd.	1,029,783	14,797,982
#	SmartFinancial, Inc.	177,937	5,042,735
#*	SoFi Technologies, Inc.	2,201,179	16,596,890
	South Plains Financial, Inc.	20,511	665,377
*	Southern First Bancshares, Inc.	27,180	940,428
	Southern Missouri Bancorp, Inc.	11,658	666,838
#	Southside Bancshares, Inc.	8,439	295,281
	SouthState Corp.	574,502	56,858,463
	Stellar Bancorp, Inc.	334,362	9,161,519
#*	Sterling Bancorp, Inc.	194,073	1,129,505
#	Stewart Information Services Corp.	284,061	20,083,113
#	Summit State Bank	10,197	96,158
#*	SWK Holdings Corp.	5,520	97,207
	Synovus Financial Corp.	728,063	34,036,945
	Territorial Bancorp, Inc.	109,866	1,103,055
*	Texas Capital Bancshares, Inc.	751,940	49,703,234
*	Third Coast Bancshares, Inc.	90,125	2,106,221
	Timberland Bancorp, Inc.	136,306	4,164,148
	Tiptree, Inc.	651,016	12,857,566
	Tompkins Financial Corp.	31,777	2,000,044
	Towne Bank	998,673	33,195,891
	TriCo Bancshares	93,435	4,347,531
	TrustCo Bank Corp.	291,709	10,387,757
	Trustmark Corp.	846,066	29,383,872
	UMB Financial Corp.	3,223	328,810
*»	Unico American Corp.	99,017	3,466
	United Bancshares, Inc.	11,242	217,533
	United Bankshares, Inc.	1,998,825	77,814,257
	United Community Banks, Inc.	1,137,844	35,216,272
	United Fire Group, Inc.	182,681	4,093,881
	United Security Bancshares	276,449	2,230,943
	Unity Bancorp, Inc.	65,294	2,260,478

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	448,378	$12,397,652
	Unum Group	132,272	7,609,608
#	Valley National Bancorp	3,893,903	32,708,785
#*	Velocity Financial, Inc.	905	17,132
	Veritex Holdings, Inc.	637,225	15,975,231
	WaFd, Inc.	1,626,406	57,883,790
#	Washington Trust Bancorp, Inc.	183,606	5,877,228
	Waterstone Financial, Inc.	295,080	4,402,594
	Webster Financial Corp.	1,045,334	51,869,473
	WesBanco, Inc.	1,046,115	33,350,146
	Western Alliance Bancorp	857,151	68,966,369
	Western New England Bancorp, Inc.	373,372	3,091,520
	Westwood Holdings Group, Inc.	8,608	114,252
	White Mountains Insurance Group Ltd.	38,579	68,902,094
#	William Penn Bancorp	23,209	284,310
	Wintrust Financial Corp.	594,271	64,300,122
	WSFS Financial Corp.	724,620	40,933,784
	WVS Financial Corp.	1,740	21,411
	Zions Bancorp NA	1,272,780	65,764,543
TOTAL FINANCIALS			4,720,214,660
HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	380,493	24,674,971
*	American Shared Hospital Services	118,315	367,960
*	AngioDynamics, Inc.	163,936	1,285,258
*	Anika Therapeutics, Inc.	18,691	509,330
*	Avanos Medical, Inc.	660,306	15,794,519
#*	Azenta, Inc.	857,837	53,434,667
*	Bio-Rad Laboratories, Inc., Class A	156,467	52,942,174
#*	Brookdale Senior Living, Inc.	452,922	3,501,087
*	Castle Biosciences, Inc.	3,376	81,463
#*	Cross Country Healthcare, Inc.	259,489	4,733,079
#*††	Curative Health Services, Inc.	347,123	0
#*	Cytek Biosciences, Inc.	4,078	27,363
#	Dentsply Sirona, Inc.	1,736,029	47,115,827
*	Elanco Animal Health, Inc.	4,326,178	56,413,361
*	Enovis Corp.	847,400	40,370,136
*	Envista Holdings Corp.	871,060	14,868,994
*	FONAR Corp.	75,865	1,401,985
*	Fulgent Genetics, Inc.	26,964	645,249
	HealthStream, Inc.	19,181	569,867
*	ICU Medical, Inc.	51,449	6,532,994
*	ImmuCell Corp.	28,578	118,313
#*	Innoviva, Inc.	1,025,308	19,316,803
#*	Integer Holdings Corp.	295,285	35,068,047
#*	Integra LifeSciences Holdings Corp.	256,734	6,369,571
*	Jazz Pharmaceuticals PLC	263,442	29,044,480
#*	Kewaunee Scientific Corp.	64,268	3,574,586
#*	LENSAR, Inc.	100,409	501,041
#*	Ligand Pharmaceuticals, Inc.	5,432	592,034
#	Mesa Laboratories, Inc.	12,910	1,478,453
#	National HealthCare Corp.	223,987	30,498,070
#*	Neogen Corp.	2,119,435	36,093,978
*	NeoGenomics, Inc.	14,442	256,057
*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	92,473	2,701,136
*	OraSure Technologies, Inc.	551,507	2,470,751

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Organogenesis Holdings, Inc.	333,400	$1,006,868
*	OrthoPediatrics Corp.	736	22,654
*	Owens & Minor, Inc.	890,051	14,614,637
#*	Pacira BioSciences, Inc.	499,608	10,316,905
#	Patterson Cos., Inc.	26,171	660,818
#*††	PDL BioPharma, Inc.	1,226,353	1,471,624
*	Pediatrix Medical Group, Inc.	1,069,115	8,916,419
	Perrigo Co. PLC	1,362,835	38,527,345
#	Premier, Inc., Class A	1,554,121	32,605,459
#*	Prestige Consumer Healthcare, Inc.	769,723	54,504,086
*	QuidelOrtho Corp.	57,102	2,243,538
#*	Sensus Healthcare, Inc.	22,772	145,058
*	Supernus Pharmaceuticals, Inc.	424,511	12,658,918
#*	Surgery Partners, Inc.	413,770	12,562,057
*	Tactile Systems Technology, Inc.	77,885	994,591
*††	U.S. Diagnostic, Inc.	3	0
	Utah Medical Products, Inc.	9,434	656,606
*	Vanda Pharmaceuticals, Inc.	475,159	2,774,929
*	Varex Imaging Corp.	634,568	9,385,261
#*	Veracyte, Inc.	281,088	6,746,112
*	Voyager Therapeutics, Inc.	118,410	1,088,188
*	Zimvie, Inc.	291,156	6,155,038
TOTAL HEALTH CARE			711,410,715
INDUSTRIALS — (16.4%)
*	AAR Corp.	796,777	51,471,794
	ABM Industries, Inc.	1,266,014	70,339,738
	ACCO Brands Corp.	736,437	3,763,193
#	Acme United Corp.	27,459	1,239,774
#*	AerSale Corp.	30,822	207,740
#	AGCO Corp.	143,813	13,578,823
	Air Lease Corp.	1,773,445	87,998,341
#*	Air Transport Services Group, Inc.	203,755	3,288,606
*	Alaska Air Group, Inc.	1,648,596	61,871,808
*	Alight, Inc., Class A	7,369,584	55,787,751
#	Allegiant Travel Co.	74,676	4,187,083
	Allient, Inc.	21,200	613,528
#	Alta Equipment Group, Inc.	13,536	142,128
#*	Ameresco, Inc., Class A	24,184	763,489
*	American Woodmark Corp.	260,863	26,647,155
	Apogee Enterprises, Inc.	3,439	236,053
	ARC Document Solutions, Inc.	434,774	1,326,061
#	ArcBest Corp.	330,702	41,684,987
	Arcosa, Inc.	713,015	66,246,224
	Argan, Inc.	18,201	1,436,605
	Astec Industries, Inc.	299,659	10,515,034
#*	Asure Software, Inc.	120,303	1,239,121
*	Avalon Holdings Corp., Class A	10,149	21,922
#	AZZ, Inc.	185,359	14,821,306
	Barnes Group, Inc.	1,028,436	41,487,108
*	Beacon Roofing Supply, Inc.	77,095	7,925,366
#	BGSF, Inc.	15,046	129,095
*	BlueLinx Holdings, Inc.	134,751	16,249,623
	Boise Cascade Co.	606,929	86,238,542
#*	BrightView Holdings, Inc.	798,875	11,495,811
*	Broadwind, Inc.	52,408	170,850
*	Cadeler AS (CDLR US), ADR	112,664	2,933,771
#*	CECO Environmental Corp.	383,991	11,212,537
	Chicago Rivet & Machine Co.	27,374	413,621

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Civeo Corp.	77,484	$2,107,565
#*	Clarivate PLC	1,471,261	9,916,299
	Columbus McKinnon Corp.	459,753	17,544,174
*	Commercial Vehicle Group, Inc.	64,487	351,454
#	CompX International, Inc.	67,429	1,728,880
*	Concrete Pumping Holdings, Inc.	438,637	2,925,709
*	Conduent, Inc.	413,150	1,685,652
#	Copa Holdings SA, Class A	70,741	6,278,264
#	Costamare, Inc.	1,845,602	27,351,822
	Covenant Logistics Group, Inc.	191,396	10,708,606
*»	CPI Aerostructures, Inc.	39,198	96,035
	CRA International, Inc.	7,376	1,289,325
*	Custom Truck One Source, Inc.	471,299	2,361,208
#	Deluxe Corp.	487,576	11,887,103
#*	Distribution Solutions Group, Inc.	44,151	1,490,096
#*	DLH Holdings Corp.	21,323	246,707
*	DNOW, Inc.	1,141,220	17,529,139
*	Ducommun, Inc.	285,722	18,334,781
#	Dun & Bradstreet Holdings, Inc.	2,784,208	30,292,183
#*	DXP Enterprises, Inc.	222,504	12,184,319
#	Eastern Co.	102,896	3,029,258
	EnerSys	114,499	12,586,875
	Ennis, Inc.	636,900	15,183,696
#	Enpro, Inc.	297,875	50,918,752
*	Enviri Corp.	1,168,141	13,807,427
	Esab Corp.	331,095	33,639,252
	ESCO Technologies, Inc.	160,712	19,761,148
	First Advantage Corp.	606,781	10,448,769
*	Forrester Research, Inc.	28,233	570,024
#	FTAI Infrastructure, Inc.	235,124	2,424,128
*	Gates Industrial Corp. PLC	3,767,726	70,042,026
#	GATX Corp.	703,484	98,136,018
#	Genco Shipping & Trading Ltd.	686,219	13,319,511
*	Gencor Industries, Inc.	190,007	4,679,872
*	Gibraltar Industries, Inc.	135,551	10,067,373
*	GMS, Inc.	456,154	43,895,699
*	Graham Corp.	54,678	1,791,798
#	Granite Construction, Inc.	292,782	20,043,856
*	Great Lakes Dredge & Dock Corp.	981,706	9,257,488
#	Greenbrier Cos., Inc.	615,652	31,404,408
*	GXO Logistics, Inc.	171,049	9,575,323
*	Healthcare Services Group, Inc.	109,906	1,256,226
	Heartland Express, Inc.	524,183	6,798,653
	Heidrick & Struggles International, Inc.	273,968	10,997,076
	Helios Technologies, Inc.	37,206	1,709,616
#	Hillenbrand, Inc.	131,344	5,809,345
*	Hillman Solutions Corp.	1,086,347	11,026,422
	HNI Corp.	37,941	2,084,858
	Hub Group, Inc., Class A	1,367,619	63,963,541
*	Hudson Technologies, Inc.	321,271	2,750,080
	Hurco Cos., Inc.	114,403	1,967,732
*	Huron Consulting Group, Inc.	129,406	14,235,954
*	IBEX Holdings Ltd.	1,123	19,585
	ICF International, Inc.	230,613	33,923,172
	Insteel Industries, Inc.	159,942	5,478,013
	Interface, Inc.	528,120	9,125,914
*	JELD-WEN Holding, Inc.	506,990	8,461,663
#*	JetBlue Airways Corp.	1,423,592	9,125,225
#	John Bean Technologies Corp.	29,922	2,943,726

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kelly Services, Inc., Class A	807,102	$18,991,110
#	Kennametal, Inc.	712,828	18,633,324
*	Kirby Corp.	702,910	86,373,581
	Knight-Swift Transportation Holdings, Inc.	658,142	35,822,669
	Korn Ferry	757,895	55,872,019
*	L B Foster Co., Class A	168,097	4,036,009
#*	Limbach Holdings, Inc.	34,147	2,175,847
	LSI Industries, Inc.	122,677	2,092,870
	Luxfer Holdings PLC	22,859	295,795
*	Manitowoc Co., Inc.	538,286	6,803,935
	ManpowerGroup, Inc.	473,786	36,282,532
	Marten Transport Ltd.	1,613,215	30,344,574
*	Masterbrand, Inc.	792,030	14,296,141
#	Matson, Inc.	517,140	68,629,649
	Matthews International Corp., Class A	347,203	10,051,527
*	Mayville Engineering Co., Inc.	56,602	1,081,664
	MDU Resources Group, Inc.	1,784,430	48,072,544
#*	Mercury Systems, Inc.	105,567	3,752,907
#*	Middleby Corp.	83,346	11,300,051
	Miller Industries, Inc.	267,319	18,161,653
#	MillerKnoll, Inc.	704,534	21,854,645
*	Mistras Group, Inc.	310,162	3,101,620
	Moog, Inc., Class A	98,021	19,221,918
*	MRC Global, Inc.	156,983	2,273,114
	National Presto Industries, Inc.	57,882	4,426,237
	NL Industries, Inc.	799,139	5,106,498
*	Northwest Pipe Co.	176,624	6,738,206
*	OPENLANE, Inc.	1,386,765	24,795,358
*	Orion Group Holdings, Inc.	386,865	3,176,162
	Oshkosh Corp.	285,622	31,032,830
*	PAM Transportation Services, Inc.	358,700	7,313,893
	Pangaea Logistics Solutions Ltd.	541,199	3,929,105
#	Park-Ohio Holdings Corp.	177,603	5,544,766
*	Paycor HCM, Inc.	238,536	2,960,232
*	Perma-Pipe International Holdings, Inc.	181,198	1,719,569
#	Powell Industries, Inc.	86,045	15,800,443
	Preformed Line Products Co.	97,983	13,508,916
	Primoris Services Corp.	672,742	37,989,741
*	Proto Labs, Inc.	93,004	3,238,399
	Quad/Graphics, Inc.	384,624	1,757,732
#	Quanex Building Products Corp.	730,401	24,395,393
*	Radiant Logistics, Inc.	576,188	3,583,889
	Regal Rexnord Corp.	12,679	2,037,262
*	Resideo Technologies, Inc.	2,036,569	46,270,848
	Resources Connection, Inc.	449,218	5,359,171
	REV Group, Inc.	473,340	13,812,061
	Rush Enterprises, Inc. (RUSHA US), Class A	1,372,999	70,036,679
#	Rush Enterprises, Inc. (RUSHB US), Class B	599,709	28,354,241
	Ryder System, Inc.	198,241	27,785,459
#	Schneider National, Inc., Class B	1,034,169	27,829,488
#	Sensata Technologies Holding PLC	1,202,756	46,895,456
#*	Servotronics, Inc.	15,025	173,086
	Shyft Group, Inc.	8,282	138,889
*	SIFCO Industries, Inc.	49,091	164,455
*	SkyWest, Inc.	1,044,833	83,523,950
	Standex International Corp.	516	96,389
	Steelcase, Inc., Class A	1,431,676	20,744,985
*	Stericycle, Inc.	338,369	19,811,505
*	Sterling Check Corp.	182,708	2,864,861

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Stratasys Ltd.	85,943	$735,672
*	Sun Country Airlines Holdings, Inc.	1,266	16,585
#*	Taylor Devices, Inc.	6,091	312,834
*	Team, Inc.	1,696	16,841
	Terex Corp.	62,390	3,946,791
*	Thermon Group Holdings, Inc.	174,320	5,719,439
#*	Titan International, Inc.	223,776	1,906,572
#*	Titan Machinery, Inc.	491,648	8,766,084
	Trinity Industries, Inc.	1,363,185	45,066,896
*	TrueBlue, Inc.	228,022	2,724,863
*	Tutor Perini Corp.	416,058	10,355,684
	Twin Disc, Inc.	74,758	1,078,010
*	Ultralife Corp.	197,697	2,368,410
	UniFirst Corp.	107,164	20,847,685
#	Universal Logistics Holdings, Inc.	40,860	1,758,206
*	V2X, Inc.	75,502	3,935,919
	Vestis Corp.	381,370	4,946,369
#	Virco Mfg. Corp.	63,739	1,121,806
*	VirTra, Inc.	4,518	39,623
#	VSE Corp.	151,603	13,491,151
#	Wabash National Corp.	85,572	1,838,942
#	Werner Enterprises, Inc.	897,028	35,154,527
	WESCO International, Inc.	288,749	50,516,638
*	Willdan Group, Inc.	7,746	262,434
#	Willis Lease Finance Corp.	232,067	20,022,741
TOTAL INDUSTRIALS			2,889,641,985
INFORMATION TECHNOLOGY — (6.3%)
#*	Alithya Group, Inc., Class A	160,745	210,254
*	Alpha & Omega Semiconductor Ltd.	520,458	21,546,961
	Amkor Technology, Inc.	4,245,242	138,649,604
#*	Amtech Systems, Inc.	390,446	2,241,160
*	Arrow Electronics, Inc.	495,134	61,243,124
#*	ASGN, Inc.	77,425	7,329,825
#*	AstroNova, Inc.	173,384	2,742,935
*	Aviat Networks, Inc.	10,748	333,188
	Avnet, Inc.	1,905,603	102,445,217
*	Aware, Inc.	412,216	861,531
*	AXT, Inc.	138,361	503,634
	Bel Fuse, Inc. (BELFA US), Class A	15,366	1,440,563
	Bel Fuse, Inc. (BELFB US), Class B	192,186	14,273,654
	Benchmark Electronics, Inc.	849,439	40,662,645
*	Bill Holdings, Inc.	289,109	14,443,886
*	CEVA, Inc.	37,273	747,324
#*	Cleanspark, Inc.	1,832,860	29,325,760
#*	Clearfield, Inc.	49,305	2,139,837
*	Coherent Corp.	379,305	26,429,972
#*	Cohu, Inc.	654,721	20,944,525
*	Comtech Telecommunications Corp.	256,710	831,740
*	Corsair Gaming, Inc.	37,860	310,831
#	CSP, Inc.	222,966	3,447,054
*	Daktronics, Inc.	297,858	4,461,913
*	Diebold Nixdorf, Inc.	63,607	2,770,085
#*	Digi International, Inc.	581,953	15,887,317
*	Diodes, Inc.	137,583	10,758,991
#*	DXC Technology Co.	2,205,483	44,859,524
#*	E2open Parent Holdings, Inc.	846,395	3,952,665
#*	Eastman Kodak Co.	734,821	4,269,310
*	ePlus, Inc.	93,059	8,553,983

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Frequency Electronics, Inc.	215,004	$2,924,054
*	Ichor Holdings Ltd.	16,360	556,240
#	Immersion Corp.	163,239	2,084,562
#*	Insight Enterprises, Inc.	17,494	3,927,403
#*	inTEST Corp.	2,112	22,810
*	Intevac, Inc.	35,080	135,409
*	IPG Photonics Corp.	104,696	8,417,558
*	Key Tronic Corp.	233,602	904,040
*	Kimball Electronics, Inc.	658,387	15,603,772
*	Knowles Corp.	1,386,104	25,324,120
*	KVH Industries, Inc.	128,640	572,448
*	Kyndryl Holdings, Inc.	1,396,627	37,527,368
#*	Lantronix, Inc.	14,690	60,229
#*	Mirion Technologies, Inc.	1,453,380	15,318,625
#*	NETGEAR, Inc.	36,108	573,395
*	NetScout Systems, Inc.	1,169,184	23,792,894
*	Nortech Systems, Inc.	684	9,945
*	Optical Cable Corp.	117,105	322,039
	PC Connection, Inc.	624,769	44,714,717
*	Photronics, Inc.	1,083,530	27,532,497
*	Plexus Corp.	265,740	34,059,896
#*	Ribbon Communications, Inc.	927,933	3,145,693
#	Richardson Electronics Ltd.	274,745	3,288,698
#*	Riot Platforms, Inc.	1,223,040	12,462,778
*	Rogers Corp.	54,864	6,703,284
*	Sanmina Corp.	1,262,989	95,140,961
#*	ScanSource, Inc.	412,997	21,496,494
*††	Silicon Graphics, Inc.	289,563	0
	SolarWinds Corp.	477,487	5,696,420
*††	Superior Telecom, Inc.	29,232	0
	Taitron Components, Inc., Class A	7,394	21,812
#*	Thoughtworks Holding, Inc.	21,010	73,115
*	TransAct Technologies, Inc.	92,502	369,083
*	Trio-Tech International	51,061	281,755
#*	TTM Technologies, Inc.	2,130,859	41,296,047
*	Ultra Clean Holdings, Inc.	63,484	2,746,318
#*	Viasat, Inc.	11,731	237,201
#	Vishay Intertechnology, Inc.	2,337,081	56,814,439
*	Vishay Precision Group, Inc.	255,249	8,752,488
#	Xerox Holdings Corp.	1,562,760	16,823,111
TOTAL INFORMATION TECHNOLOGY			1,108,352,730
MATERIALS — (8.0%)
	AdvanSix, Inc.	427,801	11,965,594
	Alcoa Corp.	1,731,076	57,194,751
	Alpha Metallurgical Resources, Inc.	111,235	32,859,931
*	Alto Ingredients, Inc.	159,323	253,324
*	American Biltrite, Inc.	25	2,244
	American Vanguard Corp.	402,983	3,876,696
#*	Arcadium Lithium PLC	271,381	862,992
	Arch Resources, Inc.	176,625	25,884,394
#*	Ascent Industries Co.	51,664	520,773
	Ashland, Inc.	725,737	70,142,481
	Avient Corp.	873,845	39,532,748
	Berry Global Group, Inc.	378,842	24,897,496
	Caledonia Mining Corp. PLC	59,125	691,762
	Carpenter Technology Corp.	894,385	130,463,940
*	Clearwater Paper Corp.	248,047	13,759,167
*	Cleveland-Cliffs, Inc.	5,176,786	79,463,665

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Coeur Mining, Inc.	2,026,417	$13,151,446
	Commercial Metals Co.	1,792,398	107,723,120
*	Core Molding Technologies, Inc.	148,824	2,745,803
#*	Ecovyst, Inc.	1,424,168	13,586,563
	Element Solutions, Inc.	3,373,923	90,927,225
#	Ferroglobe PLC	380,758	2,113,207
	FMC Corp.	197,326	11,515,945
	Fortitude Gold Corp.	40,459	187,730
	Friedman Industries, Inc.	174,114	2,942,527
	Greif, Inc. (GEF US), Class A	585,420	39,035,806
	Greif, Inc. (GEF/B US), Class B	28,041	1,981,657
	Haynes International, Inc.	198,061	11,794,533
	HB Fuller Co.	110,701	9,542,426
	Hecla Mining Co.	8,610,451	49,768,407
	Huntsman Corp.	2,657,939	63,604,480
	Innospec, Inc.	22	2,885
#*	Intrepid Potash, Inc.	131,916	3,441,688
	Kaiser Aluminum Corp.	45,883	3,610,533
*	Knife River Corp.	98,491	7,832,004
	Koppers Holdings, Inc.	198,682	8,088,344
#	Kronos Worldwide, Inc.	548,060	6,554,798
#*	LSB Industries, Inc.	179,644	1,636,557
	Materion Corp.	223,206	26,880,699
	Mativ Holdings, Inc.	8,900	169,901
	Mercer International, Inc.	738,668	5,628,650
#*	Metallus, Inc.	810,534	18,172,172
	Minerals Technologies, Inc.	479,893	37,614,013
	Mosaic Co.	537,335	15,996,463
#*	MP Materials Corp.	11,178	151,127
	Myers Industries, Inc.	58,646	873,825
*	Nexa Resources SA	134,247	971,948
*	O-I Glass, Inc.	1,891,383	25,268,877
#	Olympic Steel, Inc.	224,687	11,387,137
#	Pactiv Evergreen, Inc.	428,529	5,630,871
*	Perimeter Solutions SA	581,024	5,630,123
	Radius Recycling, Inc.	537,247	9,734,916
	Ramaco Resources, Inc. (METC US), Class A	288,873	3,928,673
	Ramaco Resources, Inc. (METCB US), Class B	5,650	66,049
*	Ranpak Holdings Corp.	493,348	3,561,973
*	Rayonier Advanced Materials, Inc.	911,997	6,064,780
#††	Resolute Forest Products, Inc.	1,372,760	1,949,319
	Ryerson Holding Corp.	431,095	10,255,750
	Sonoco Products Co.	89,490	4,825,301
	Stepan Co.	144,334	12,214,986
*	Summit Materials, Inc., Class A	813,073	33,970,190
	SunCoke Energy, Inc.	1,939,504	22,692,197
#	TriMas Corp.	586,269	14,410,492
	Tronox Holdings PLC	2,387,878	38,588,108
#	U.S. Steel Corp.	2,597,186	106,718,373
*	Universal Stainless & Alloy Products, Inc.	147,541	5,535,738
	Warrior Met Coal, Inc.	380,293	26,282,049
*»	Webco Industries, Inc.	5,210	859,650
	Worthington Steel, Inc.	300,742	11,990,584
TOTAL MATERIALS			1,412,184,576
REAL ESTATE — (0.8%)
#*	AMREP Corp.	14,223	362,118
#*	Anywhere Real Estate, Inc.	1,758,454	8,299,903
*	Cushman & Wakefield PLC	1,864,860	24,448,315

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Five Point Holdings LLC, Class A	12,273	$41,115
*	Forestar Group, Inc.	656,691	20,771,136
*	FRP Holdings, Inc.	165,627	4,983,716
*	Howard Hughes Holdings, Inc.	376,702	27,939,987
*	Jones Lang LaSalle, Inc.	128,696	32,289,826
#	Kennedy-Wilson Holdings, Inc.	29,861	310,853
#	Marcus & Millichap, Inc.	87,179	3,453,160
	Newmark Group, Inc., Class A	816,311	10,595,717
	RE/MAX Holdings, Inc., Class A	214,142	2,066,470
*	Stratus Properties, Inc.	107,816	2,977,878
*	Tejon Ranch Co.	417,990	7,941,810
TOTAL REAL ESTATE			146,482,004
UTILITIES — (0.4%)
#*	Altus Power, Inc.	455,563	1,913,364
#	Brookfield Infrastructure Corp. (BIPC US), Class A	798,153	31,048,152
	New Jersey Resources Corp.	519,256	24,275,218
#	Ormat Technologies, Inc.	58,064	4,508,089
TOTAL UTILITIES			61,744,823
TOTAL COMMON STOCKS			16,711,791,328
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	6,013	137,518
TOTAL INVESTMENT SECURITIES (Cost $10,961,824,457)			16,711,928,846

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	158,355,976	158,355,976
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	68,619,802	793,725,246
TOTAL INVESTMENTS — (100.0%)
(Cost $11,913,927,185)^^			$17,664,010,068
As of July 31, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	522	09/20/24	$145,203,098	$145,063,800	$(139,298)
Total Futures Contracts			$145,203,098	$145,063,800	$(139,298)

U.S. Small Cap Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$430,505,909	—	—	$430,505,909
Consumer Discretionary	2,739,687,205	$350,850	—	2,740,038,055
Consumer Staples	690,705,587	1,491,402	—	692,196,989
Energy	1,799,018,882	—	—	1,799,018,882
Financials	4,719,820,565	394,095	—	4,720,214,660
Health Care	709,939,091	—	$1,471,624	711,410,715
Industrials	2,889,545,950	96,035	—	2,889,641,985
Information Technology	1,108,352,730	—	—	1,108,352,730
Materials	1,409,375,607	859,650	1,949,319	1,412,184,576
Real Estate	146,482,004	—	—	146,482,004
Utilities	61,744,823	—	—	61,744,823
Preferred Stocks
Communication Services	137,518	—	—	137,518
Temporary Cash Investments	158,355,976	—	—	158,355,976
Securities Lending Collateral	—	793,725,246	—	793,725,246
Total Investments in Securities	$16,863,671,847	$796,917,278	$3,420,943˂˃	$17,664,010,068
Financial Instruments
Liabilities
Futures Contracts**	(139,298)	—	—	(139,298)
Total Financial Instruments	$(139,298)	—	—	$(139,298)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (7.4%)
#*††	Akazoo SA	1,631	$0
	Alphabet, Inc. (GOOG US), Class C	2,559,387	443,157,859
	Alphabet, Inc. (GOOGL US), Class A	2,905,839	498,467,622
*	AMC Networks, Inc., Class A	32,957	366,811
*	Angi, Inc.	36,975	85,782
*	Anterix, Inc.	26,487	1,066,367
	AT&T, Inc.	4,482,634	86,290,705
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,003	688,938
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	55,951	2,429,952
	ATN International, Inc.	5,570	165,262
*	Bandwidth, Inc., Class A	44,262	1,010,059
#*	BuzzFeed, Inc.	6,695	18,143
#	Cable One, Inc.	6,483	2,679,943
*	Cargurus, Inc.	104,444	2,592,300
*	Cars.com, Inc.	163,514	3,371,659
#*	Charter Communications, Inc., Class A	100,913	38,318,684
#*	Cinemark Holdings, Inc.	163,217	3,848,657
	Comcast Corp., Class A	3,950,603	163,041,386
*	Consolidated Communications Holdings, Inc.	169,647	780,376
*	DHI Group, Inc.	775,296	1,643,628
#*	EchoStar Corp., Class A	136,409	2,739,093
	Electronic Arts, Inc.	155,923	23,535,018
#	Endeavor Group Holdings, Inc., Class A	51,811	1,420,658
	Entravision Communications Corp., Class A	60,387	132,248
	Fox Corp. (FOX US), Class B	208,363	7,382,301
	Fox Corp. (FOXA US), Class A	278,213	10,583,223
#*	Frontier Communications Parent, Inc.	213,762	6,263,227
#*	Gambling.com Group Ltd.	5,258	50,582
#*	Gannett Co., Inc.	117,731	578,059
*††	GCI Liberty, Inc.	165,070	0
	Gray Television, Inc. (GTN US)	163,827	1,053,408
#	Gray Television, Inc. (GTN/A US), Class A	600	5,316
	IDT Corp., Class B	178,200	6,812,586
*	IMAX Corp.	46,190	974,609
*	Integral Ad Science Holding Corp.	69,674	709,281
	Interpublic Group of Cos., Inc.	682,571	21,958,309
	Iridium Communications, Inc.	209,946	6,025,450
	John Wiley & Sons, Inc. (WLY US), Class A	29,756	1,420,849
	John Wiley & Sons, Inc. (WLYB US), Class B	1,396	66,589
#*	Lee Enterprises, Inc.	5,601	57,074
*	Liberty Broadband Corp. (LBRDA US), Class A	9,694	641,937
*	Liberty Broadband Corp. (LBRDK US), Class C	96,897	6,529,889
*	Liberty Global Ltd. (LBTYA US), Class A	70,570	1,375,409
#*	Liberty Global Ltd. (LBTYK US), Class C	105,107	2,113,702
*	Liberty Latin America Ltd. (LILA US), Class A	132,386	1,387,405
#*	Liberty Latin America Ltd. (LILAK US), Class C	307,490	3,259,394
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	19,388	1,434,130
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	175,759	14,213,630
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	20,487	773,794
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	55,388	2,161,240
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	16,704	377,844
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	17,055	383,908
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	236,648	2,170,062

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	446,399	$3,678,328
*	Live Nation Entertainment, Inc.	139,583	13,426,489
*	Madison Square Garden Entertainment Corp.	42,724	1,687,171
*	Madison Square Garden Sports Corp.	12,424	2,489,894
*	Magnite, Inc.	303,286	4,409,778
#	Marcus Corp.	17,894	225,285
*	Match Group, Inc.	190,786	7,276,578
	Meta Platforms, Inc., Class A	1,273,355	604,627,155
*	Netflix, Inc.	170,109	106,887,990
	New York Times Co., Class A	270,403	14,490,897
#	News Corp. (NWS US), Class B	207,046	5,898,741
	News Corp. (NWSA US), Class A	398,434	10,988,810
	Nexstar Media Group, Inc.	91,493	16,906,991
	Omnicom Group, Inc.	286,039	28,043,264
	Paramount Global (PARA US), Class B	102,584	1,171,509
	Paramount Global (PARAA US), Class A	9,352	214,161
*	Pinterest, Inc., Class A	186,798	5,968,196
	Playtika Holding Corp.	47,899	365,469
*	PubMatic, Inc., Class A	87,542	1,922,422
*	QuinStreet, Inc.	67,642	1,264,905
#*	Reading International, Inc. (RDI US), Class A	46,588	68,018
#*	Reservoir Media, Inc.	17,019	135,471
*	ROBLOX Corp., Class A	52,531	2,181,087
#*	Roku, Inc.	64,254	3,740,225
	Saga Communications, Inc., Class A	14,867	230,439
	Scholastic Corp.	46,789	1,465,899
	Shenandoah Telecommunications Co.	105,144	2,238,516
#	Shutterstock, Inc.	3,500	154,770
#	Sinclair, Inc.	73,993	1,138,012
#	Sirius XM Holdings, Inc.	833,589	2,875,882
*	Snap, Inc., Class A	138,533	1,845,260
#*	Sphere Entertainment Co.	60,303	2,682,277
	Spok Holdings, Inc.	43,687	669,722
*	Spotify Technology SA	34,542	11,880,375
#*	Stagwell, Inc.	190,567	1,272,988
*	Take-Two Interactive Software, Inc.	141,181	21,251,976
*	TechTarget, Inc.	44,033	1,409,056
	TEGNA, Inc.	282,397	4,498,584
	Telephone & Data Systems, Inc.	47,512	1,007,254
#*	Thryv Holdings, Inc.	36,948	719,747
	TKO Group Holdings, Inc.	75,267	8,230,446
	T-Mobile U.S., Inc.	362,688	66,110,769
#	Townsquare Media, Inc., Class A	28,652	346,116
*	Trade Desk, Inc., Class A	145,577	13,084,461
*	Travelzoo	40,759	414,519
#*	TripAdvisor, Inc.	73,070	1,288,224
*	TrueCar, Inc.	164,406	601,726
#*	U.S. Cellular Corp.	47,023	2,527,486
*	Urban One, Inc. (UONEK US)	85,837	120,172
	Verizon Communications, Inc.	4,566,616	185,039,280
*	Vimeo, Inc.	166,103	667,734
	Walt Disney Co.	921,377	86,323,811
*	Warner Bros Discovery, Inc.	151,593	1,311,279
*	WideOpenWest, Inc.	52,827	287,907
*	Yelp, Inc.	47,044	1,713,813
*	Zedge, Inc., Class B	7,377	26,705
*	Ziff Davis, Inc.	52,087	2,493,926
TOTAL COMMUNICATION SERVICES			2,642,612,322

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (10.2%)
#*	1-800-Flowers.com, Inc., Class A	54,710	$566,796
*	1stdibs.com, Inc.	4,758	21,792
*	Abercrombie & Fitch Co., Class A	118,790	17,519,149
#	Academy Sports & Outdoors, Inc.	69,857	3,777,168
#	Acushnet Holdings Corp.	122,824	8,914,566
*	Adient PLC	151,476	3,902,022
#	ADT, Inc.	374,441	2,913,151
*	Adtalem Global Education, Inc.	101,505	7,959,007
#	Advance Auto Parts, Inc.	41,103	2,603,053
*	Airbnb, Inc., Class A	112,156	15,652,491
#	A-Mark Precious Metals, Inc.	48,844	1,877,563
*	Amazon.com, Inc.	4,609,138	861,816,623
	AMCON Distributing Co.	377	52,411
*	American Axle & Manufacturing Holdings, Inc.	253,716	1,885,110
#	American Eagle Outfitters, Inc.	346,698	7,644,691
*	American Outdoor Brands, Inc.	31,272	291,455
*	American Public Education, Inc.	32,259	643,890
#*	America's Car-Mart, Inc.	13,791	955,027
*	Aptiv PLC	206,300	14,315,157
	Aramark	348,221	11,933,534
#	Arhaus, Inc.	37,007	562,136
	Ark Restaurants Corp.	3,088	43,850
#	Arko Corp.	114,007	746,746
*	Asbury Automotive Group, Inc.	41,573	11,192,283
	Autoliv, Inc.	176,591	17,860,414
*	AutoNation, Inc.	112,335	21,424,531
*	AutoZone, Inc.	8,138	25,501,969
*	Barnes & Noble Education, Inc.	723	7,693
	Bassett Furniture Industries, Inc.	10,823	142,214
	Bath & Body Works, Inc.	155,937	5,730,685
*	Beazer Homes USA, Inc.	61,898	2,084,106
#	Best Buy Co., Inc.	357,713	30,949,329
	Big 5 Sporting Goods Corp.	86,136	176,579
*	Biglari Holdings, Inc. (BH US), Class B	3,890	780,918
*	Biglari Holdings, Inc. (BH/A US), Class A	309	299,345
#*	BJ's Restaurants, Inc.	35,162	1,110,416
	Bloomin' Brands, Inc.	93,744	1,954,562
	Booking Holdings, Inc.	15,960	59,291,560
*	Boot Barn Holdings, Inc.	62,822	8,385,481
	BorgWarner, Inc.	255,562	9,023,894
	Bowlero Corp., Class A	13,832	179,124
	Boyd Gaming Corp.	41,929	2,552,218
*	Bright Horizons Family Solutions, Inc.	76,396	9,186,619
*	Brinker International, Inc.	66,820	4,464,244
#	Brunswick Corp.	139,867	11,392,167
#	Buckle, Inc.	79,317	3,425,701
#	Build-A-Bear Workshop, Inc.	37,650	1,021,068
*	Burlington Stores, Inc.	39,201	10,204,804
*	Caesars Entertainment, Inc.	61,534	2,458,283
#	Caleres, Inc.	91,179	3,515,862
#	Camping World Holdings, Inc., Class A	59,147	1,353,283
*	Capri Holdings Ltd.	7,151	239,845
*	CarMax, Inc.	206,378	17,426,558
*	Carnival Corp.	261,584	4,357,989
*	CarParts.com, Inc.	29,406	29,700
	Carriage Services, Inc.	37,494	1,202,058
#	Carter's, Inc.	41,597	2,518,698
*	Carvana Co.	62,273	8,296,632
	Cato Corp., Class A	18,389	94,152

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	15,131	$6,273,615
	Century Communities, Inc.	70,527	7,384,882
#	Cheesecake Factory, Inc.	106,271	4,132,879
*	Chipotle Mexican Grill, Inc.	657,500	35,715,400
#	Choice Hotels International, Inc.	60,898	7,761,450
	Churchill Downs, Inc.	71,300	10,235,828
*	Chuy's Holdings, Inc.	16,267	603,343
#*	Citi Trends, Inc.	21,388	419,419
	Clarus Corp.	9,457	57,120
#	Columbia Sportswear Co.	111,496	9,109,223
#*	Container Store Group, Inc.	31,421	27,638
#	Cracker Barrel Old Country Store, Inc.	7,279	333,597
*	Crocs, Inc.	72,500	9,741,825
*	Culp, Inc.	8,217	41,578
	Dana, Inc.	260,368	3,309,277
	Darden Restaurants, Inc.	145,476	21,281,684
#*	Dave & Buster's Entertainment, Inc.	32,687	1,229,358
*	Deckers Outdoor Corp.	18,501	17,069,578
*	Denny's Corp.	30,109	221,602
#	Designer Brands, Inc., Class A	28,712	234,290
#*	Destination XL Group, Inc.	61,036	227,664
#	Dick's Sporting Goods, Inc.	121,465	26,278,953
	Dillard's, Inc., Class A	22,573	8,997,372
	Domino's Pizza, Inc.	16,396	7,028,965
*	DoorDash, Inc., Class A	122,416	13,553,900
*	Dorman Products, Inc.	51,346	5,204,944
	DR Horton, Inc.	245,347	44,145,286
*	DraftKings, Inc., Class A	203,691	7,526,382
#*	Dream Finders Homes, Inc., Class A	6,870	216,749
*	Dutch Bros, Inc., Class A	27,368	1,046,826
	eBay, Inc.	580,318	32,271,484
*	El Pollo Loco Holdings, Inc.	53,333	643,196
	Escalade, Inc.	24,025	357,492
#	Ethan Allen Interiors, Inc.	56,389	1,740,728
*	Etsy, Inc.	98,180	6,395,445
#*	Expedia Group, Inc.	77,987	9,956,600
#*	Figs, Inc., Class A	10,510	68,315
#*	First Watch Restaurant Group, Inc.	4,892	79,593
*	Five Below, Inc.	84,265	6,129,436
	Flanigan's Enterprises, Inc.	1,100	29,205
#	Flexsteel Industries, Inc.	11,820	448,569
#*	Floor & Decor Holdings, Inc., Class A	163,679	16,040,542
	Foot Locker, Inc.	123,476	3,588,213
	Ford Motor Co.	3,922,024	42,436,300
*	Fox Factory Holding Corp.	72,072	3,847,924
*	Frontdoor, Inc.	84,680	3,341,473
#*	Full House Resorts, Inc.	1,684	9,481
#*	Funko, Inc., Class A	14,914	148,991
#	Gap, Inc.	436,511	10,249,278
	Garmin Ltd.	151,480	25,940,950
*	Garrett Motion, Inc.	108,395	949,540
	General Motors Co.	923,389	40,924,600
*	Genesco, Inc.	12,667	390,524
	Gentex Corp.	383,833	11,921,853
*	Gentherm, Inc.	59,925	3,306,662
	Genuine Parts Co.	150,801	22,184,335
*	G-III Apparel Group Ltd.	119,162	3,285,296
*	Goodyear Tire & Rubber Co.	336,179	3,933,294
	Graham Holdings Co., Class B	7,210	5,586,668

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	49,375	$7,700,031
*	Green Brick Partners, Inc.	14,320	1,047,508
#	Group 1 Automotive, Inc.	33,704	12,326,227
#	Guess?, Inc.	145,183	3,491,651
	H&R Block, Inc.	203,394	11,784,648
	Hamilton Beach Brands Holding Co., Class A	17,781	347,263
#*	Hanesbrands, Inc.	390,447	2,319,255
	Harley-Davidson, Inc.	26,363	988,613
	Hasbro, Inc.	152,710	9,843,687
#	Haverty Furniture Cos., Inc. (HVT US)	39,090	1,144,164
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	46,624
*	Helen of Troy Ltd.	32,270	1,907,480
*	Hilton Grand Vacations, Inc.	94,290	4,074,271
	Hilton Worldwide Holdings, Inc.	165,906	35,615,041
	Home Depot, Inc.	578,985	213,159,118
	Hooker Furnishings Corp.	23,543	359,502
*	Hovnanian Enterprises, Inc., Class A	99	20,779
	Hyatt Hotels Corp., Class A	73,948	10,894,759
#	Installed Building Products, Inc.	44,277	11,970,287
	International Game Technology PLC	41,102	964,664
	J Jill, Inc.	7,635	293,566
#	Jack in the Box, Inc.	33,995	2,020,663
#	Johnson Outdoors, Inc., Class A	10,775	456,860
#	KB Home	105,351	9,068,614
	Kontoor Brands, Inc.	73,560	5,160,234
#	Krispy Kreme, Inc.	66,175	703,440
#*	Kura Sushi USA, Inc., Class A	2,896	166,491
	Lakeland Industries, Inc.	22,183	523,519
#*	Lands' End, Inc.	68,063	1,204,034
*	Landsea Homes Corp.	16,604	202,237
	Las Vegas Sands Corp.	191,870	7,611,483
	Laureate Education, Inc.	108,963	1,688,927
*††	Lazare Kaplan International, Inc.	1,600	0
#	La-Z-Boy, Inc.	96,895	4,276,945
#	LCI Industries	54,831	6,398,229
	Lear Corp.	113,923	13,903,163
#*	Legacy Housing Corp.	7,534	214,568
	Lennar Corp. (LEN US), Class A	244,543	43,266,993
#	Lennar Corp. (LENB US), Class B	17,707	2,920,947
#	Levi Strauss & Co., Class A	69,348	1,271,149
#*	LGI Homes, Inc.	48,714	5,605,520
#*	Life Time Group Holdings, Inc.	83,358	1,731,346
	Lifetime Brands, Inc.	51,398	444,079
*	Light & Wonder, Inc.	132,363	14,189,314
*	Lincoln Educational Services Corp.	40,829	576,097
#	Lithia Motors, Inc.	42,762	11,816,423
*	Live Ventures, Inc.	91	1,624
	LKQ Corp.	280,798	11,653,117
#*	Lovesac Co.	23,765	650,210
	Lowe's Cos., Inc.	329,483	80,891,371
*	Lululemon Athletica, Inc.	64,632	16,717,713
*	M/I Homes, Inc.	799	133,297
	Macy's, Inc.	482,554	8,338,533
*	Malibu Boats, Inc., Class A	51,154	1,945,898
#	Marine Products Corp.	25,388	268,859
*	MarineMax, Inc.	34,412	1,199,946
	Marriott International, Inc., Class A	181,015	41,144,709
	Marriott Vacations Worldwide Corp.	61,098	5,167,669
*	MasterCraft Boat Holdings, Inc.	35,274	771,795

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mattel, Inc.	258,507	$4,986,600
	McDonald's Corp.	392,232	104,098,373
	Meritage Homes Corp.	42,204	8,561,925
*	MGM Resorts International	252,492	10,849,581
#*	Mister Car Wash, Inc.	17,362	131,951
*	Modine Manufacturing Co.	108,068	12,715,281
*	Mohawk Industries, Inc.	56,698	9,132,347
	Monarch Casino & Resort, Inc.	6,425	502,949
#	Monro, Inc.	68,365	2,107,009
#*	Motorcar Parts of America, Inc.	38,506	232,961
#	Movado Group, Inc.	34,552	894,897
	Murphy USA, Inc.	38,788	19,584,837
	Nathan's Famous, Inc.	8,181	613,984
*	National Vision Holdings, Inc.	13,034	188,472
	Newell Brands, Inc.	6,199	53,249
	NIKE, Inc., Class B	653,823	48,945,190
	Nobility Homes, Inc.	1,105	37,846
#	Nordstrom, Inc.	270,044	6,165,105
#*	Norwegian Cruise Line Holdings Ltd.	269,588	4,968,507
*	NVR, Inc.	4,214	36,271,921
*	ODP Corp.	71,176	3,007,186
*	Ollie's Bargain Outlet Holdings, Inc.	106,876	10,435,373
*	ONE Group Hospitality, Inc.	3,388	17,177
*	OneSpaWorld Holdings Ltd.	104,196	1,676,514
#*	OneWater Marine, Inc., Class A	15,531	383,305
*	O'Reilly Automotive, Inc.	27,322	30,773,861
#	Oxford Industries, Inc.	37,178	3,915,959
#	Papa John's International, Inc.	35,353	1,563,663
#	Patrick Industries, Inc.	55,510	7,108,611
#*	Penn Entertainment, Inc.	113,225	2,261,103
	Penske Automotive Group, Inc.	125,601	21,868,390
#	Perdoceo Education Corp.	151,914	3,765,948
	Phinia, Inc.	82,276	3,677,737
*	Planet Fitness, Inc., Class A	118,732	8,750,548
*	Playa Hotels & Resorts NV	263,294	2,231,417
*	PlayAGS, Inc.	2,831	32,415
	Polaris, Inc.	107,883	8,984,496
	Pool Corp.	30,526	11,417,945
	PulteGroup, Inc.	326,480	43,095,360
	PVH Corp.	76,894	7,842,419
	Ralph Lauren Corp.	51,193	8,988,979
#	RCI Hospitality Holdings, Inc.	8,400	415,632
	Red Rock Resorts, Inc., Class A	70,239	4,003,623
#*	Restoration Hardware, Inc.	21,751	6,309,530
#*	Revolve Group, Inc.	22,800	441,180
	Rocky Brands, Inc.	12,303	421,747
	Ross Stores, Inc.	287,335	41,154,992
#*	Royal Caribbean Cruises Ltd.	149,970	23,503,298
#*	Sabre Corp.	24,348	83,514
*	Sally Beauty Holdings, Inc.	158,349	1,813,096
	Service Corp. International	233,460	18,655,789
#*	Shake Shack, Inc., Class A	17,391	1,523,799
	SharkNinja, Inc.	57,927	4,451,690
#	Shoe Carnival, Inc.	61,692	2,620,059
#	Signet Jewelers Ltd.	107,623	9,054,323
#	Six Flags Entertainment Corp.	51,210	2,439,132
*	Skechers USA, Inc., Class A	246,052	16,025,367
*	Skyline Champion Corp.	96,528	7,867,997
#*	Sleep Number Corp.	16,674	196,753

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Smith & Wesson Brands, Inc.	98,451	$1,629,364
#	Sonic Automotive, Inc., Class A	78,578	4,678,534
*	Sonos, Inc.	45,519	614,507
*	Sportsman's Warehouse Holdings, Inc.	36,515	93,113
#	Standard Motor Products, Inc.	45,013	1,473,275
	Starbucks Corp.	610,287	47,571,872
	Steven Madden Ltd.	121,829	5,523,727
#*	Stitch Fix, Inc., Class A	125,658	591,849
*	Stoneridge, Inc.	62,594	1,052,205
	Strategic Education, Inc.	39,673	4,181,534
*	Strattec Security Corp.	4,696	115,146
#*	Stride, Inc.	91,908	6,983,170
	Superior Group of Cos., Inc.	43,033	857,217
#*	Superior Industries International, Inc.	53,991	180,870
#*	Sweetgreen, Inc., Class A	145,042	3,985,754
#*»	Tandy Leather Factory, Inc.	1,227	5,436
	Tapestry, Inc.	334,434	13,407,459
*	Taylor Morrison Home Corp.	276,183	18,526,356
	Tempur Sealy International, Inc.	197,627	10,345,773
*	Tesla, Inc.	643,531	149,344,239
	Texas Roadhouse, Inc.	109,930	19,194,877
#	Thor Industries, Inc.	98,714	10,477,504
*	Tile Shop Holdings, Inc.	36,325	262,267
#*	Tilly's, Inc., Class A	16,515	96,778
	TJX Cos., Inc.	756,801	85,533,649
	Toll Brothers, Inc.	212,223	30,286,344
*	TopBuild Corp.	44,281	21,190,230
*	Topgolf Callaway Brands Corp.	133,322	2,199,813
	Tractor Supply Co.	99,812	26,282,496
	Travel & Leisure Co.	121,603	5,604,682
*	Tri Pointe Homes, Inc.	196,905	8,909,951
*	Ulta Beauty, Inc.	51,002	18,610,120
#*	Under Armour, Inc. (UA US), Class C	274,592	1,864,480
#*	Under Armour, Inc. (UAA US), Class A	205,574	1,432,851
*	Unifi, Inc.	13,617	76,664
#*	United Parks & Resorts, Inc.	97,387	5,127,426
*	Universal Technical Institute, Inc.	85,046	1,610,771
	Upbound Group, Inc.	90,578	3,417,508
*	Urban Outfitters, Inc.	219,639	10,114,376
#	Vail Resorts, Inc.	36,055	6,562,371
*	Valvoline, Inc.	153,819	7,152,583
#*	Vera Bradley, Inc.	32,477	223,442
#	VF Corp.	62,302	1,056,642
*	Victoria's Secret & Co.	46,505	825,464
*	Vista Outdoor, Inc.	143,260	5,820,654
*	Visteon Corp.	45,101	5,210,970
*	VOXX International Corp.	57,408	146,964
*	Warby Parker, Inc., Class A	125,724	2,070,674
	Wendy's Co.	363,034	6,146,166
	Weyco Group, Inc.	14,654	510,106
#	Whirlpool Corp.	51,336	5,234,732
#	Williams-Sonoma, Inc.	173,352	26,814,087
#	Wingstop, Inc.	37,504	14,021,996
	Winmark Corp.	4,036	1,596,803
#	Winnebago Industries, Inc.	55,173	3,449,416
#	Wolverine World Wide, Inc.	7,927	117,874
#	Worthington Enterprises, Inc.	83,258	4,155,407
	Wyndham Hotels & Resorts, Inc.	101,410	7,678,765
	Wynn Resorts Ltd.	39,919	3,306,092

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	XPEL, Inc.	5,028	$205,494
*	Xponential Fitness, Inc., Class A	9,827	168,730
*	YETI Holdings, Inc.	27,155	1,122,859
	Yum! Brands, Inc.	172,941	22,971,753
*	Zumiez, Inc.	40,092	1,019,139
TOTAL CONSUMER DISCRETIONARY			3,631,520,422
CONSUMER STAPLES — (5.7%)
	Albertsons Cos., Inc., Class A	366,925	7,276,123
#	Alico, Inc.	18,991	559,285
	Altria Group, Inc.	782,547	38,352,628
	Andersons, Inc.	72,828	3,971,311
#	B&G Foods, Inc.	33,715	290,623
*	BellRing Brands, Inc.	199,439	10,227,232
*	BJ's Wholesale Club Holdings, Inc.	191,460	16,840,822
*	Boston Beer Co., Inc. , Class A	12,086	3,386,618
*	Bridgford Foods Corp.	5,919	55,402
#	Brown-Forman Corp. (BF/A US), Class A	47,745	2,176,695
#	Brown-Forman Corp. (BFB US), Class B	225,181	10,169,174
	Bunge Global SA	176,791	18,603,717
	Calavo Growers, Inc.	21,939	521,929
	Cal-Maine Foods, Inc.	75,154	5,378,772
	Campbell Soup Co.	277,308	12,994,653
	Casey's General Stores, Inc.	61,537	23,866,510
#*	Celsius Holdings, Inc.	71,426	3,344,880
#*	Central Garden & Pet Co. (CENT US)	25,073	998,908
*	Central Garden & Pet Co. (CENTA US), Class A	118,643	4,076,573
*	Chefs' Warehouse, Inc.	51,044	2,122,920
	Church & Dwight Co., Inc.	176,491	17,297,883
	Clorox Co.	106,669	14,072,841
	Coca-Cola Co.	2,283,694	152,413,738
	Coca-Cola Consolidated, Inc.	15,496	17,756,711
	Colgate-Palmolive Co.	461,059	45,732,442
	Conagra Brands, Inc.	309,482	9,383,494
	Constellation Brands, Inc., Class A	118,130	28,960,751
	Costco Wholesale Corp.	244,634	201,089,148
*	Coty, Inc., Class A	514,068	5,114,977
*	Darling Ingredients, Inc.	276,415	10,981,968
	Dole PLC	30,743	456,534
	Dollar General Corp.	149,846	18,039,960
*	Dollar Tree, Inc.	250,897	26,178,593
#*	Duckhorn Portfolio, Inc.	105,576	766,482
	Edgewell Personal Care Co.	47,098	1,843,887
*	elf Beauty, Inc.	82,778	14,285,827
	Energizer Holdings, Inc.	37,389	1,151,207
	Estee Lauder Cos., Inc., Class A	123,536	12,305,421
	Flowers Foods, Inc.	395,981	8,917,492
	Fresh Del Monte Produce, Inc.	98,917	2,477,871
*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	46,320	5,637,144
	General Mills, Inc.	471,088	31,628,848
#*	Grocery Outlet Holding Corp.	93,100	1,821,036
#*	Herbalife Ltd.	48,699	598,024
#	Hershey Co.	110,231	21,768,418
#*	HF Foods Group, Inc.	18,282	72,945
*	Honest Co., Inc.	50,169	187,130
	Hormel Foods Corp.	190,577	6,119,427
	Ingles Markets, Inc., Class A	37,572	3,045,211
	Ingredion, Inc.	113,515	14,117,861

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	46,967	$6,607,318
	J M Smucker Co.	75,725	8,931,764
#	J&J Snack Foods Corp.	25,025	4,221,717
	John B Sanfilippo & Son, Inc.	19,420	2,036,575
	Kellanova	230,467	13,401,656
	Kenvue, Inc.	1,858,904	34,371,135
	Keurig Dr Pepper, Inc.	612,099	20,982,754
	Kimberly-Clark Corp.	198,892	26,860,365
	Kraft Heinz Co.	449,163	15,815,029
	Kroger Co.	1,272,898	69,372,941
	Lamb Weston Holdings, Inc.	109,413	6,566,968
	Lancaster Colony Corp.	41,557	8,022,994
#	Lifevantage Corp.	11,327	92,655
*	Lifeway Foods, Inc.	13,678	168,650
	Limoneira Co.	29,057	640,416
*	Mama's Creations, Inc.	5,508	41,971
	Mannatech, Inc.	500	3,805
	McCormick & Co., Inc. (MKC US)	176,036	13,556,532
	McCormick & Co., Inc. (MKC/V US)	8,596	662,322
#	Medifast, Inc.	18,255	400,332
#	MGP Ingredients, Inc.	30,287	2,469,905
#*	Mission Produce, Inc.	38,275	430,211
	Molson Coors Beverage Co., Class B	145,009	7,663,726
	Mondelez International, Inc., Class A	577,565	39,476,568
*	Monster Beverage Corp.	300,184	15,444,467
	National Beverage Corp.	96,017	4,684,669
*	Natural Alternatives International, Inc.	9,699	56,448
	Natural Grocers by Vitamin Cottage, Inc.	50,818	1,386,315
#	Natural Health Trends Corp.	4,427	32,317
*	Nature's Sunshine Products, Inc.	37,029	633,566
	Nu Skin Enterprises, Inc., Class A	4,801	53,867
	Oil-Dri Corp. of America	9,465	616,171
	PepsiCo, Inc.	977,554	168,794,249
*	Performance Food Group Co.	275,753	19,026,957
	Philip Morris International, Inc.	635,337	73,165,409
*	Pilgrim's Pride Corp.	192,549	7,938,795
*	Post Holdings, Inc.	126,748	13,861,161
	PriceSmart, Inc.	39,270	3,586,529
	Procter & Gamble Co.	1,494,389	240,237,976
	Reynolds Consumer Products, Inc.	21,234	590,730
	Seaboard Corp.	828	2,689,269
#*	Seneca Foods Corp. (SENEA US), Class A	18,887	1,139,642
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	103,194
*	Simply Good Foods Co.	139,441	4,729,839
	SpartanNash Co.	66,897	1,412,865
	Spectrum Brands Holdings, Inc.	65,145	5,511,918
*	Sprouts Farmers Market, Inc.	171,785	17,159,604
	Sysco Corp.	342,238	26,232,543
	Target Corp.	313,394	47,137,591
#	Tootsie Roll Industries, Inc.	44,289	1,365,873
#*	TreeHouse Foods, Inc.	55,417	2,232,197
	Turning Point Brands, Inc.	24,666	930,401
	Tyson Foods, Inc., Class A	251,659	15,326,033
*	U.S. Foods Holding Corp.	409,497	22,272,542
*	United Natural Foods, Inc.	129,013	1,999,701
	United-Guardian, Inc.	1,741	19,430
#	Universal Corp.	48,165	2,572,974
*	USANA Health Sciences, Inc.	18,998	847,311
#	Utz Brands, Inc.	45,505	675,294

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Vector Group Ltd.	134,638	$1,720,674
#	Village Super Market, Inc., Class A	19,632	621,942
#*	Vita Coco Co., Inc.	24,298	627,860
*	Vital Farms, Inc.	40,187	1,466,424
	Walmart, Inc.	2,593,329	178,006,103
#	WD-40 Co.	17,214	4,503,354
#	Weis Markets, Inc.	55,071	4,155,107
#*	Whole Earth Brands, Inc.	1,200	5,844
#*	Willamette Valley Vineyards, Inc.	1,332	5,221
#	WK Kellogg Co.	56,060	986,656
TOTAL CONSUMER STAPLES			2,018,803,387
ENERGY — (5.6%)
	Adams Resources & Energy, Inc.	3,234	86,639
#*	Amplify Energy Corp.	87,026	653,565
	Antero Midstream Corp.	588,304	8,448,045
*	Antero Resources Corp.	340,017	9,867,293
	APA Corp.	270,544	8,438,267
	Archrock, Inc.	473,845	9,822,807
#	Ardmore Shipping Corp.	86,604	1,877,575
	Baker Hughes Co.	588,091	22,770,884
	Barnwell Industries, Inc.	1,109	2,562
#*	Battalion Oil Corp.	2,717	9,299
	Berry Corp.	128,000	878,080
*	Bristow Group, Inc.	42,242	1,603,084
#	Cactus, Inc., Class A	64,311	4,059,310
	California Resources Corp.	115,776	5,955,517
#*	Centrus Energy Corp., Class A	12,401	541,800
	ChampionX Corp.	120,777	4,137,820
	Cheniere Energy, Inc.	149,180	27,246,235
#	Chesapeake Energy Corp.	76,142	5,811,919
	Chevron Corp.	1,195,783	191,887,298
	Chord Energy Corp. (CHRD US)	2,604	447,003
	Civitas Resources, Inc.	9,992	697,042
#*	Clean Energy Fuels Corp.	359,084	1,023,389
*	CNX Resources Corp.	318,040	8,418,519
#	Comstock Resources, Inc.	196,774	1,863,450
	ConocoPhillips	1,013,300	112,678,960
*	CONSOL Energy, Inc.	75,789	7,564,500
	Coterra Energy, Inc.	1,150,356	29,679,185
	Crescent Energy Co., Class A	48,654	595,038
#	CVR Energy, Inc.	21,336	610,210
	Delek U.S. Holdings, Inc.	55,604	1,322,263
	Devon Energy Corp.	878,701	41,325,308
	DHT Holdings, Inc.	372,797	4,380,365
*	Diamond Offshore Drilling, Inc.	56,604	929,438
	Diamondback Energy, Inc.	220,982	44,706,868
*	DMC Global, Inc.	31,758	428,733
	Dorian LPG Ltd.	104,713	4,278,573
*	Dril-Quip, Inc.	8,299	143,739
*	DT Midstream, Inc.	133,219	10,039,384
#*	Encore Energy Corp.	5,489	21,407
#	Energy Services of America Corp.	14,777	112,749
	EnLink Midstream LLC	550,117	7,520,099
	EOG Resources, Inc.	500,872	63,510,570
	Epsilon Energy Ltd.	60,463	329,523
	EQT Corp.	476,829	16,455,379
#	Evolution Petroleum Corp.	83,704	470,416
*	Expro Group Holdings NV	78,408	1,820,634

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Exxon Mobil Corp.	4,451,594	$527,914,532
*	Forum Energy Technologies, Inc.	14,479	267,138
*	Geospace Technologies Corp.	10,582	98,730
*	Green Plains, Inc.	65,930	1,168,939
#*	Gulf Island Fabrication, Inc.	4,422	27,593
*	Gulfport Energy Corp.	16,031	2,359,924
#*	Hallador Energy Co.	8,905	70,884
	Halliburton Co.	840,126	29,135,570
*	Helix Energy Solutions Group, Inc.	327,697	3,866,825
	Helmerich & Payne, Inc.	113,188	4,575,059
	Hess Corp.	230,914	35,426,826
	HF Sinclair Corp.	375,328	19,318,132
	International Seaways, Inc.	90,125	5,047,000
	Kinder Morgan, Inc.	1,165,002	24,616,492
	Kinetik Holdings, Inc.	10,203	423,220
#*	Kosmos Energy Ltd.	156,646	866,252
#	Liberty Energy, Inc.	367,574	8,876,912
#	Magnolia Oil & Gas Corp., Class A	315,778	8,601,793
#*	Mammoth Energy Services, Inc.	27,003	108,552
	Marathon Oil Corp.	968,121	27,155,794
	Marathon Petroleum Corp.	390,675	69,157,288
	Matador Resources Co.	308,984	18,996,336
	Mexco Energy Corp.	5,860	60,131
	Murphy Oil Corp.	329,599	13,638,807
#*	Nabors Industries Ltd.	12,059	1,240,027
	NACCO Industries, Inc., Class A	10,033	302,094
*	Natural Gas Services Group, Inc.	32,924	670,333
#	New Fortress Energy, Inc.	14,050	277,347
*	Newpark Resources, Inc.	178,323	1,472,948
	Noble Corp. PLC	51,992	2,455,062
#	Nordic American Tankers Ltd.	393,733	1,468,624
#	Northern Oil & Gas, Inc.	155,048	6,696,523
	NOV, Inc.	139,283	2,899,872
	Occidental Petroleum Corp.	718,569	43,703,367
*	Oceaneering International, Inc.	224,425	6,737,238
*	Oil States International, Inc.	131,255	750,779
	ONEOK, Inc.	489,308	40,774,036
	Ovintiv, Inc.	394,258	18,309,342
*	Par Pacific Holdings, Inc.	144,279	3,830,607
	PBF Energy, Inc., Class A	250,300	10,199,725
	Peabody Energy Corp.	81,228	1,804,074
	Permian Resources Corp.	614,767	9,430,526
	Phillips 66	354,693	51,600,738
#	PHX Minerals, Inc.	57,379	188,203
*	PrimeEnergy Resources Corp.	843	99,575
*	ProPetro Holding Corp.	164,658	1,579,070
	Range Resources Corp.	491,810	15,359,226
	Ranger Energy Services, Inc.	29,454	382,018
*	REX American Resources Corp.	36,032	1,830,786
#	RPC, Inc.	46,911	350,425
	SandRidge Energy, Inc.	36,068	490,164
	Schlumberger NV	828,297	39,998,462
	Scorpio Tankers, Inc.	110,218	8,451,516
*	SEACOR Marine Holdings, Inc.	55,504	769,285
*	Seadrill Ltd.	18,052	993,041
	Select Water Solutions, Inc.	209,702	2,478,678
	SFL Corp. Ltd.	301,968	3,575,301
#	Sitio Royalties Corp., Class A	23,255	566,259
#	SM Energy Co.	288,298	13,319,368

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Smart Sand, Inc.	12,568	$26,141
	Solaris Oilfield Infrastructure, Inc., Class A	37,210	489,312
*	Southwestern Energy Co.	1,871,825	12,073,271
#*	Stabilis Solutions, Inc.	2,642	10,700
*	Talos Energy, Inc.	131,703	1,559,364
	Targa Resources Corp.	242,766	32,841,384
	TechnipFMC PLC	539,026	15,901,267
*	Teekay Corp.	233,482	2,024,289
	Teekay Tankers Ltd., Class A	81,588	5,339,119
*	TETRA Technologies, Inc.	101,787	379,666
	Texas Pacific Land Corp.	3,783	3,196,257
*	Tidewater, Inc.	78,180	7,736,693
#*	Transocean Ltd.	413,038	2,391,490
#	VAALCO Energy, Inc.	37,314	267,168
*	Valaris Ltd.	97,394	7,654,194
	Valero Energy Corp.	423,534	68,493,918
#*	Vital Energy, Inc.	5,376	234,447
#	Vitesse Energy, Inc.	61,130	1,586,935
#	W&T Offshore, Inc.	79,927	192,624
*	Weatherford International PLC	78,876	9,296,325
	Williams Cos., Inc.	1,023,874	43,965,150
	World Kinect Corp.	124,028	3,464,102
TOTAL ENERGY			1,981,427,927
FINANCIALS — (15.1%)
	1st Source Corp.	52,420	3,331,291
*	Acacia Research Corp.	114,844	614,415
	ACNB Corp.	14,663	608,221
	Affiliated Managers Group, Inc.	35,352	6,562,038
#*	Affinity Bancshares, Inc.	8,297	178,303
*	Affirm Holdings, Inc.	81,200	2,297,148
	Aflac, Inc.	378,948	36,144,060
	Alerus Financial Corp.	2,337	52,466
	Allstate Corp.	245,952	42,087,306
	Ally Financial, Inc.	528,777	23,800,253
	Amalgamated Financial Corp.	35,162	1,118,503
*	Ambac Financial Group, Inc.	80,219	1,058,089
	Amerant Bancorp, Inc.	36,470	820,210
*	American Coastal Insurance Corp., Class C	3,892	47,521
	American Express Co.	431,793	109,260,901
	American Financial Group, Inc.	120,375	15,764,310
	American International Group, Inc.	626,222	49,615,569
	Ameriprise Financial, Inc.	123,111	52,946,348
	Ameris Bancorp	139,040	8,466,146
	AMERISAFE, Inc.	32,642	1,549,842
	AmeriServ Financial, Inc.	8,436	21,174
#	Ames National Corp.	2,836	61,910
	Aon PLC, Class A	113,269	37,209,999
	Apollo Global Management, Inc.	156,296	19,585,452
*	Arch Capital Group Ltd.	372,851	35,711,669
	Ares Management Corp., Class A	81,043	12,415,788
	Arrow Financial Corp.	16,228	511,507
	Arthur J Gallagher & Co.	108,245	30,686,375
#	Artisan Partners Asset Management, Inc., Class A	77,502	3,422,488
*	AssetMark Financial Holdings, Inc.	10,837	373,876
	Associated Banc-Corp.	272,106	6,252,996
	Associated Capital Group, Inc., Class A	4,191	142,620
	Assurant, Inc.	86,759	15,171,546
	Assured Guaranty Ltd.	126,709	10,437,020

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Atlantic American Corp.	2,737	$4,242
#	Atlantic Union Bankshares Corp.	100,901	4,166,202
#*	Atlanticus Holdings Corp.	18,425	659,062
	Auburn National BanCorp, Inc.	2,633	50,290
*	AvidXchange Holdings, Inc.	288,172	2,576,258
	Axis Capital Holdings Ltd.	141,267	10,700,975
*	Axos Financial, Inc.	114,666	8,371,765
#*	Baldwin Insurance Group, Inc.	44,998	1,968,213
	Banc of California, Inc.	6,742	94,253
	BancFirst Corp.	61,993	6,659,908
#*	Bancorp, Inc.	129,404	6,708,303
	Bank of America Corp.	3,912,477	157,711,948
	Bank of Hawaii Corp.	41,337	2,835,305
	Bank of Marin Bancorp	9,928	201,638
	Bank of New York Mellon Corp.	467,865	30,443,976
	Bank of NT Butterfield & Son Ltd.	98,948	3,793,666
	Bank of the James Financial Group, Inc.	3,363	46,039
	Bank OZK	166,416	7,803,246
	Bank7 Corp.	2,632	109,175
	BankFinancial Corp.	35,379	414,642
	BankUnited, Inc.	85,379	3,288,799
	Bankwell Financial Group, Inc.	9,630	271,084
	Banner Corp.	72,224	4,277,105
	Bar Harbor Bankshares	27,269	871,517
	BayCom Corp.	20,776	500,494
	BCB Bancorp, Inc.	33,691	427,202
*	Berkshire Hathaway, Inc., Class B	954,456	418,528,956
	Berkshire Hills Bancorp, Inc.	88,997	2,456,317
	BGC Group, Inc., Class A	440,515	4,057,143
	BlackRock, Inc.	61,690	54,071,285
	Blackstone, Inc.	209,625	29,798,194
*	Block, Inc.	196,700	12,171,796
*	Blue Foundry Bancorp	29,554	333,665
	BOK Financial Corp.	81,414	8,372,616
	Bread Financial Holdings, Inc.	82,737	4,515,785
#	Bridge Investment Group Holdings, Inc., Class A	21,757	177,320
*	Bridgewater Bancshares, Inc.	21,904	302,494
*	Brighthouse Financial, Inc.	35,381	1,764,450
	Brightsphere Investment Group, Inc.	65,502	1,715,497
	Brookline Bancorp, Inc.	146,581	1,537,635
	Brown & Brown, Inc.	264,001	26,249,619
	Burke & Herbert Financial Services Corp.	10,553	714,438
	Business First Bancshares, Inc.	10,475	266,274
*	BV Financial, Inc.	4,641	66,227
	Byline Bancorp, Inc.	27,823	780,435
	C&F Financial Corp.	3,812	226,814
	Cadence Bank	226,319	7,439,106
*	California BanCorp	1,644	41,248
	Camden National Corp.	19,005	792,128
*	Cantaloupe, Inc.	11,909	92,771
	Capital Bancorp, Inc.	6,356	162,014
	Capital City Bank Group, Inc.	34,347	1,219,318
	Capital One Financial Corp.	272,221	41,214,259
#	Capitol Federal Financial, Inc.	291,665	1,843,323
	Carlyle Group, Inc.	239,056	11,890,645
*	Carter Bankshares, Inc.	26,361	429,421
#	Cass Information Systems, Inc.	17,119	735,090
	Cathay General Bancorp	129,800	5,752,736
	CB Financial Services, Inc.	1,493	37,698

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cboe Global Markets, Inc.	94,710	$17,380,232
*»	CCUR Holdings, Inc.	1	2,500
	Central Pacific Financial Corp.	56,790	1,481,651
	CF Bankshares, Inc.	3,744	79,654
	Charles Schwab Corp.	573,157	37,364,105
	Chemung Financial Corp.	6,655	324,498
	ChoiceOne Financial Services, Inc.	1,826	50,215
	Chubb Ltd.	227,406	62,686,738
	Cincinnati Financial Corp.	131,496	17,176,008
	Citigroup, Inc.	692,112	44,904,227
	Citizens & Northern Corp.	30,469	616,997
	Citizens Community Bancorp, Inc.	18,370	237,708
	Citizens Financial Group, Inc.	364,457	15,551,380
#*	Citizens, Inc.	12,883	33,367
#	City Holding Co.	31,756	3,871,056
	Civista Bancshares, Inc.	32,428	582,083
	CME Group, Inc.	135,048	26,160,148
	CNB Financial Corp.	41,093	1,054,446
	CNO Financial Group, Inc.	178,117	6,209,159
*	Coastal Financial Corp.	26,487	1,395,865
#	Cohen & Steers, Inc.	85,298	7,320,274
*	Coinbase Global, Inc., Class A	58,183	13,053,938
	Colony Bankcorp, Inc.	12,083	187,649
#*	Columbia Financial, Inc.	66,997	1,206,616
	Comerica, Inc.	142,539	7,812,563
	Commerce Bancshares, Inc.	224,639	14,536,390
	Community Financial System, Inc.	81,224	5,009,896
	Community Trust Bancorp, Inc.	53,596	2,718,389
	Community West Bancshares	40,721	844,554
	ConnectOne Bancorp, Inc.	74,230	1,797,851
#*	Consumer Portfolio Services, Inc.	137,807	1,303,654
	Corebridge Financial, Inc.	101,786	3,007,776
*	Corpay, Inc.	88,306	25,769,457
	Crawford & Co. (CRD/A US), Class A	86,071	842,635
	Crawford & Co. (CRD/B US), Class B	47,154	434,288
#*	Credit Acceptance Corp.	21,232	12,206,277
*	CrossFirst Bankshares, Inc.	37,576	696,659
	Cullen/Frost Bankers, Inc.	102,909	12,046,528
*	Customers Bancorp, Inc.	67,545	4,355,302
	CVB Financial Corp.	209,681	3,996,520
	Diamond Hill Investment Group, Inc.	4,522	719,993
	Dime Community Bancshares, Inc.	68,474	1,731,023
	Discover Financial Services	259,310	37,338,047
	Donegal Group, Inc. (DGICA US), Class A	86,728	1,277,503
#	Donegal Group, Inc. (DGICB US), Class B	2,147	28,233
*	Donnelley Financial Solutions, Inc.	63,953	4,315,548
	Eagle Bancorp Montana, Inc.	566	8,247
	Eagle Bancorp, Inc.	6,175	132,886
	East West Bancorp, Inc.	200,070	17,584,152
	Eastern Bankshares, Inc.	57,473	956,351
*	eHealth, Inc.	8,121	43,123
	Employers Holdings, Inc.	52,597	2,525,182
	Enact Holdings, Inc.	3,358	114,273
#*	Encore Capital Group, Inc.	58,645	2,964,505
*	Enova International, Inc.	84,162	7,277,488
*	Enstar Group Ltd.	32,164	10,434,002
	Enterprise Bancorp, Inc.	14,956	441,950
	Enterprise Financial Services Corp.	64,172	3,392,774
	Equitable Holdings, Inc.	495,360	21,602,650

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	24,211	$980,545
	Erie Indemnity Co., Class A	32,468	14,323,258
	Esquire Financial Holdings, Inc.	15,778	973,029
	ESSA Bancorp, Inc.	9,594	184,109
	Essent Group Ltd.	176,108	11,066,627
*	Euronet Worldwide, Inc.	71,012	7,242,514
	Evans Bancorp, Inc.	2,105	73,443
	Evercore, Inc., Class A	70,215	17,581,134
	Everest Group Ltd.	47,123	18,513,213
#	EVERTEC, Inc.	112,423	3,875,221
#*	EZCORP, Inc., Class A	133,758	1,393,758
#	F&G Annuities & Life, Inc.	36,803	1,587,313
	FactSet Research Systems, Inc.	35,139	14,515,570
#	Farmers & Merchants Bancorp, Inc.	4,196	115,516
	Farmers National Banc Corp.	13,545	211,437
	FB Financial Corp.	82,747	3,863,457
	Federal Agricultural Mortgage Corp. (AGM US), Class C	18,776	3,871,987
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	226,119
	Federated Hermes, Inc.	207,946	7,138,786
*	FFBW, Inc.	874	11,161
	Fidelity National Financial, Inc.	302,183	16,743,960
	Fidelity National Information Services, Inc.	341,352	26,226,074
	Fifth Third Bancorp	628,365	26,604,974
	Financial Institutions, Inc.	28,787	757,674
	Finward Bancorp	1,270	35,941
*	Finwise Bancorp	11,312	142,984
	First American Financial Corp.	180,593	10,940,324
	First BanCorp	464,247	9,958,098
	First Bancorp, Inc.	22,906	644,804
#	First Bancorp/Southern Pines NC	87,924	3,675,223
	First Bancshares, Inc.	49,635	1,653,838
	First Bank	23,604	364,446
	First Busey Corp.	116,125	3,186,470
	First Business Financial Services, Inc.	16,313	750,724
	First Capital, Inc.	3,880	123,151
	First Citizens BancShares, Inc., Class A	13,728	28,659,808
	First Commonwealth Financial Corp.	226,842	4,101,303
	First Community Bankshares, Inc.	35,111	1,572,271
	First Community Corp.	1,276	28,710
	First Financial Bancorp	169,494	4,637,356
#	First Financial Bankshares, Inc.	211,177	8,121,867
	First Financial Corp.	23,079	1,037,632
	First Financial Northwest, Inc.	14,137	304,087
#	First Foundation, Inc.	80,881	566,167
#	First Hawaiian, Inc.	13,700	343,048
	First Horizon Corp.	728,194	12,182,686
	First Internet Bancorp	18,211	674,900
	First Interstate BancSystem, Inc., Class A	58,551	1,848,455
	First Merchants Corp.	59,546	2,402,681
	First Mid Bancshares, Inc.	31,908	1,224,948
	First National Corp.	1,787	31,791
	First Northwest Bancorp	11,235	114,709
#	First Savings Financial Group, Inc.	2,715	58,454
*	First Seacoast Bancorp, Inc.	23	213
	First U.S. Bancshares, Inc.	5,297	53,500
	First United Corp.	12,304	346,112
*	First Western Financial, Inc.	1,084	19,664
	FirstCash Holdings, Inc.	72,932	8,139,211
*	Fiserv, Inc.	253,288	41,430,318

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Five Star Bancorp	5,003	$147,088
	Flushing Financial Corp.	47,143	694,416
*	Flywire Corp.	31,960	585,188
	FNB Corp.	463,904	7,116,287
	Franklin Financial Services Corp.	4,808	161,020
	Franklin Resources, Inc.	319,554	7,308,200
	FS Bancorp, Inc.	18,178	800,377
	Fulton Financial Corp.	344,571	6,674,340
*	FVCBankcorp, Inc.	8,427	106,854
*	Genworth Financial, Inc., Class A	459,413	3,110,226
#	German American Bancorp, Inc.	61,568	2,422,085
#	Glacier Bancorp, Inc.	172,034	7,691,640
	Global Payments, Inc.	206,841	21,023,319
	Globe Life, Inc.	110,398	10,238,311
	Goldman Sachs Group, Inc.	176,078	89,628,984
#*	Goosehead Insurance, Inc., Class A	12,383	1,118,061
	Great Southern Bancorp, Inc.	25,144	1,574,266
	Greene County Bancorp, Inc.	339	12,289
*	Greenlight Capital Re Ltd., Class A	44,596	615,425
	Guaranty Bancshares, Inc.	17,645	609,282
#*	Hagerty, Inc., Class A	1,396	15,440
	Hamilton Lane, Inc., Class A	37,962	5,480,574
	Hancock Whitney Corp.	144,368	7,901,261
	Hanmi Financial Corp.	34,156	696,782
	Hanover Insurance Group, Inc.	71,834	9,876,457
	HarborOne Bancorp, Inc.	70,494	941,095
	Hartford Financial Services Group, Inc.	430,639	47,766,478
#	Hawthorn Bancshares, Inc.	11,816	259,952
	HBT Financial, Inc.	4,401	101,223
#	HCI Group, Inc.	17,993	1,696,020
	Heartland Financial USA, Inc.	90,704	4,945,182
	Heritage Commerce Corp.	31,354	324,514
	Heritage Financial Corp.	70,327	1,629,477
*	Heritage Global, Inc.	36,556	88,831
*	Heritage Insurance Holdings, Inc.	38,448	307,200
	Hilltop Holdings, Inc.	140,544	4,636,547
	Hingham Institution For Savings The	3,148	782,876
	HMN Financial, Inc.	6,890	182,241
	Home Bancorp, Inc.	12,605	556,133
	Home BancShares, Inc.	246,319	6,978,217
	Home Federal Bancorp, Inc. of Louisiana	2,148	28,096
	HomeStreet, Inc.	14,705	211,752
	HomeTrust Bancshares, Inc.	2,733	96,940
	Hope Bancorp, Inc.	241,363	3,176,337
	Horace Mann Educators Corp.	77,730	2,687,126
	Horizon Bancorp, Inc.	86,307	1,378,323
	Houlihan Lokey, Inc.	85,808	12,892,652
	Huntington Bancshares, Inc.	1,334,654	19,953,077
#*	I3 Verticals, Inc., Class A	37,499	919,100
*	ICC Holdings, Inc.	1,000	22,600
#	IF Bancorp, Inc.	982	17,185
	Independent Bank Corp. (IBCP US)	42,766	1,483,553
	Independent Bank Corp. (INDB US)	59,968	3,846,947
	Independent Bank Group, Inc.	8,907	526,047
	Interactive Brokers Group, Inc., Class A	49,433	5,895,874
	Intercontinental Exchange, Inc.	251,052	38,049,441
	International Bancshares Corp.	132,955	8,966,485
*	International Money Express, Inc.	36,445	809,443
	Invesco Ltd.	314,334	5,425,405

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Title Co.	3,641	$774,950
	Jack Henry & Associates, Inc.	66,683	11,434,801
#	Jackson Financial, Inc., Class A	65,256	5,746,443
	Janus Henderson Group PLC	189,838	7,067,669
	Jefferies Financial Group, Inc.	347,509	20,318,851
	JPMorgan Chase & Co.	2,201,688	468,519,206
	Kearny Financial Corp.	28,589	205,841
	Kemper Corp.	98,234	6,292,870
	Kentucky First Federal Bancorp	6,958	24,353
	KeyCorp	623,452	10,056,281
*	Kingstone Cos., Inc.	1,868	13,188
	Kinsale Capital Group, Inc.	25,262	11,546,502
	KKR & Co., Inc.	223,300	27,566,385
	Lake Shore Bancorp, Inc.	3,574	44,318
#	Lakeland Financial Corp.	54,013	3,701,511
	Landmark Bancorp, Inc.	7,590	151,421
#	Lazard, Inc.	33,520	1,648,178
	LCNB Corp.	10,519	160,836
*	LendingClub Corp.	252,079	3,153,508
*	LendingTree, Inc.	9,609	511,391
	Lincoln National Corp.	213,001	7,092,933
	Live Oak Bancshares, Inc.	94,865	4,282,206
	Loews Corp.	227,665	18,201,817
	LPL Financial Holdings, Inc.	88,990	19,713,065
	M&T Bank Corp.	98,280	16,920,868
	Macatawa Bank Corp.	68,983	1,022,328
#	Magyar Bancorp, Inc.	5,872	74,398
*	Maiden Holdings Ltd.	84,303	177,879
*	Markel Group, Inc.	10,873	17,819,216
	MarketAxess Holdings, Inc.	26,420	5,905,663
*	Marqeta, Inc., Class A	341,468	1,840,513
	Marsh & McLennan Cos., Inc.	310,585	69,126,903
	Mastercard, Inc., Class A	537,761	249,365,153
	Mercantile Bank Corp.	35,141	1,699,419
	Merchants Bancorp	16,463	740,835
	Mercury General Corp.	87,017	5,209,708
	Meridian Corp.	10,862	126,542
	MetLife, Inc.	426,707	32,792,433
#	Metrocity Bankshares, Inc.	4,431	140,064
#*	Metropolitan Bank Holding Corp.	4,704	248,042
	MGIC Investment Corp.	325,362	8,081,992
	Mid Penn Bancorp, Inc.	17,986	533,285
#	Middlefield Banc Corp.	11,702	315,486
	Midland States Bancorp, Inc.	45,080	1,070,199
	MidWestOne Financial Group, Inc.	30,215	885,602
#	Moelis & Co., Class A	38,130	2,592,840
*	Moneylion, Inc.	1,534	105,723
	Moody's Corp.	97,988	44,729,562
	Morgan Stanley	934,894	96,490,410
	Morningstar, Inc.	62,099	19,725,747
*	Mr. Cooper Group, Inc.	20,870	1,875,796
	MSCI, Inc.	45,780	24,755,993
	MVB Financial Corp.	22,355	513,494
	Nasdaq, Inc.	376,167	25,458,983
	National Bank Holdings Corp., Class A	80,445	3,369,037
	National Bankshares, Inc.	4,012	127,501
	Navient Corp.	395,851	6,495,915
	NBT Bancorp, Inc.	99,854	4,894,843
*	NCR Atleos Corp.	111,031	3,569,647

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	56,619	$6,381,527
*	NerdWallet, Inc., Class A	73,376	1,073,491
*	NI Holdings, Inc.	20,684	339,631
#*	Nicholas Financial, Inc.	9,522	60,560
#	Nicolet Bankshares, Inc.	28,245	2,840,317
*	NMI Holdings, Inc., Class A	157,596	6,201,403
	Northeast Bank	15,024	1,091,644
	Northeast Community Bancorp, Inc.	5,283	120,347
	Northern Trust Corp.	179,900	15,948,135
	Northfield Bancorp, Inc.	76,393	955,676
	Northrim BanCorp, Inc.	8,982	614,369
	Northwest Bancshares, Inc.	255,494	3,587,136
#	Norwood Financial Corp.	10,362	305,472
	Oak Valley Bancorp	12,060	343,348
	OceanFirst Financial Corp.	121,050	2,199,478
	OFG Bancorp	110,128	5,002,014
	Ohio Valley Banc Corp.	6,853	164,815
#	Old National Bancorp	387,660	7,760,953
	Old Republic International Corp.	490,431	16,978,721
	Old Second Bancorp, Inc.	66,201	1,120,121
	OneMain Holdings, Inc.	208,296	10,885,549
*	Onity Group, Inc.	11,671	341,143
	OP Bancorp	8,984	112,030
#*	Open Lending Corp., Class A	38,969	245,505
	Oppenheimer Holdings, Inc., Class A	13,697	704,300
*	OptimumBank Holdings, Inc.	1,636	7,297
	Orange County Bancorp, Inc.	527	32,774
	Origin Bancorp, Inc.	36,598	1,257,507
	Orrstown Financial Services, Inc.	34,354	1,207,887
*	Oscar Health, Inc., Class A	230	4,066
	Pacific Premier Bancorp, Inc.	60,592	1,639,620
*	Palomar Holdings, Inc.	33,631	3,094,388
#	Park National Corp.	30,392	5,378,168
	Parke Bancorp, Inc.	18,265	357,263
#	Pathfinder Bancorp, Inc.	4,141	69,983
	Pathward Financial, Inc.	65,985	4,456,627
*	Paymentus Holdings, Inc., Class A	38,576	815,882
*	Payoneer Global, Inc.	247,185	1,366,933
*	PayPal Holdings, Inc.	414,542	27,268,573
#*	Paysafe Ltd.	81,219	1,704,787
	PCB Bancorp	16,051	309,303
	Peapack-Gladstone Financial Corp.	21,718	613,751
	Penns Woods Bancorp, Inc.	6,404	152,543
	PennyMac Financial Services, Inc.	73,128	7,175,319
	Peoples Bancorp of North Carolina, Inc.	11,687	371,413
	Peoples Bancorp, Inc.	68,035	2,263,524
#	Peoples Financial Services Corp.	5,551	275,718
	Pinnacle Financial Partners, Inc.	118,118	11,377,126
*	Pioneer Bancorp, Inc.	14,070	156,881
	Piper Sandler Cos.	27,549	7,528,591
#	PJT Partners, Inc., Class A	19,890	2,644,177
	Plumas Bancorp	10,140	438,758
	PNC Financial Services Group, Inc.	220,907	40,006,258
*	Ponce Financial Group, Inc.	20,410	202,059
	Popular, Inc.	156,816	16,094,026
*	PRA Group, Inc.	97,907	2,609,222
#	Preferred Bank	34,774	2,992,650
	Premier Financial Corp.	58,119	1,472,735
	Primerica, Inc.	83,131	20,929,892

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Primis Financial Corp.	38,102	$502,946
	Princeton Bancorp, Inc.	10,139	396,638
	Principal Financial Group, Inc.	241,425	19,678,552
*	ProAssurance Corp.	5,544	72,626
	PROG Holdings, Inc.	117,289	5,285,042
	Progressive Corp.	220,073	47,122,031
	Prosperity Bancshares, Inc.	106,783	7,743,903
*	Provident Bancorp, Inc.	9,530	103,782
	Provident Financial Holdings, Inc.	12,923	171,876
	Provident Financial Services, Inc.	188,851	3,501,298
	Prudential Financial, Inc.	435,994	54,638,768
	QCR Holdings, Inc.	35,788	2,735,635
#	Radian Group, Inc.	132,571	4,918,384
	Raymond James Financial, Inc.	224,721	26,067,636
	RBB Bancorp	33,325	768,808
	Red River Bancshares, Inc.	1,695	94,445
	Regional Management Corp.	16,058	525,097
	Regions Financial Corp.	1,012,775	22,655,777
	Reinsurance Group of America, Inc.	76,308	17,202,112
*	Remitly Global, Inc.	25,325	334,543
	RenaissanceRe Holdings Ltd.	65,315	15,147,202
	Renasant Corp.	121,137	4,165,901
#*	Repay Holdings Corp.	206,672	1,988,185
	Republic Bancorp, Inc., Class A	33,127	2,173,794
*	Rhinebeck Bancorp, Inc.	4,151	35,325
#	Richmond Mutual BanCorp, Inc.	8,015	96,741
	Riverview Bancorp, Inc.	59,145	273,250
	RLI Corp.	70,993	10,690,836
*	Robinhood Markets, Inc., Class A	179,508	3,692,480
*	Rocket Cos., Inc., Class A	38,289	619,899
	S&P Global, Inc.	131,777	63,876,265
	S&T Bancorp, Inc.	73,954	3,282,079
#	Safety Insurance Group, Inc.	34,513	2,952,587
	Sandy Spring Bancorp, Inc.	73,328	2,246,037
	SB Financial Group, Inc.	8,465	142,974
	Seacoast Banking Corp. of Florida	94,819	2,639,761
*	Security National Financial Corp., Class A	31,576	260,502
	SEI Investments Co.	218,654	14,833,487
	Selective Insurance Group, Inc.	107,139	9,676,794
*	Selectquote, Inc.	13,055	53,395
#	ServisFirst Bancshares, Inc.	99,803	8,008,193
#*	Shift4 Payments, Inc., Class A	65,449	4,502,237
	Shore Bancshares, Inc.	37,751	548,145
	Sierra Bancorp	25,028	728,065
	Silvercrest Asset Management Group, Inc., Class A	14,147	250,826
	Simmons First National Corp., Class A	299,316	6,444,273
*	SiriusPoint Ltd.	284,802	4,092,605
	SLM Corp.	611,205	13,868,241
	SmartFinancial, Inc.	18,942	536,816
#*	SoFi Technologies, Inc.	1,061,098	8,000,679
	Sound Financial Bancorp, Inc.	3,278	143,413
	South Plains Financial, Inc.	5,344	173,359
*	Southern First Bancshares, Inc.	7,157	247,632
#	Southern Missouri Bancorp, Inc.	11,488	657,114
	Southern States Bancshares, Inc.	3,175	103,886
#	Southside Bancshares, Inc.	34,375	1,202,781
	SouthState Corp.	84,737	8,386,421
	State Street Corp.	218,286	18,547,761
	Stellar Bancorp, Inc.	57,785	1,583,309

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	StepStone Group, Inc., Class A	15,393	$773,652
#*	Sterling Bancorp, Inc.	37,989	221,096
#	Stewart Information Services Corp.	59,412	4,200,428
	Stifel Financial Corp.	161,601	14,329,161
#	Stock Yards Bancorp, Inc.	61,436	3,822,548
*	StoneX Group, Inc.	53,935	4,494,943
	Summit State Bank	8,370	78,929
#*	SWK Holdings Corp.	2,879	50,699
	Synchrony Financial	527,656	26,799,648
	Synovus Financial Corp.	189,295	8,849,541
	T Rowe Price Group, Inc.	174,833	19,967,677
	Territorial Bancorp, Inc.	3,473	34,869
*	Texas Capital Bancshares, Inc.	99,324	6,565,316
#	TFS Financial Corp.	222,218	3,013,276
*	Third Coast Bancshares, Inc.	2,238	52,302
	Timberland Bancorp, Inc.	11,862	362,384
	Tiptree, Inc.	80,023	1,580,454
#*	Toast, Inc., Class A	176,961	4,629,300
#	Tompkins Financial Corp.	13,550	852,837
	Towne Bank	69,980	2,326,135
	Tradeweb Markets, Inc., Class A	19,981	2,231,478
	Travelers Cos., Inc.	229,872	49,753,496
	TriCo Bancshares	45,272	2,106,506
#*	Triumph Financial, Inc.	50,326	4,566,078
	Truist Financial Corp.	583,803	26,090,156
#*	Trupanion, Inc.	8,654	320,717
	TrustCo Bank Corp.	39,203	1,396,019
	Trustmark Corp.	133,414	4,633,468
	U.S. Bancorp	977,697	43,879,041
	UMB Financial Corp.	69,701	7,110,896
	Union Bankshares, Inc.	1,379	33,372
#	United Bancorp, Inc.	5,663	70,788
	United Bancshares, Inc.	3,436	66,487
	United Bankshares, Inc.	141,305	5,501,004
	United Community Banks, Inc.	119,338	3,693,511
	United Fire Group, Inc.	48,830	1,094,280
	United Security Bancshares	16,443	132,695
	Unity Bancorp, Inc.	24,003	830,984
	Universal Insurance Holdings, Inc.	75,550	1,496,645
	Univest Financial Corp.	60,544	1,674,042
	Unum Group	281,779	16,210,746
	USCB Financial Holdings, Inc.	7,249	120,768
#	UWM Holdings Corp.	30,205	253,722
	Valley National Bancorp	617,849	5,189,932
	Value Line, Inc.	6,620	312,795
#*	Velocity Financial, Inc.	13,161	249,138
	Veritex Holdings, Inc.	61,529	1,542,532
	Victory Capital Holdings, Inc., Class A	37,029	1,939,949
	Virginia National Bankshares Corp.	2,069	80,857
	Virtu Financial, Inc., Class A	105,266	2,875,867
	Virtus Investment Partners, Inc.	14,809	3,346,834
	Visa, Inc., Class A	913,551	242,703,094
	Voya Financial, Inc.	182,238	13,254,170
	W R Berkley Corp.	395,532	21,805,679
	WaFd, Inc.	165,199	5,879,432
#	Walker & Dunlop, Inc.	78,369	8,377,646
	Washington Trust Bancorp, Inc.	26,704	854,795
#	Waterstone Financial, Inc.	56,453	842,279
	Webster Financial Corp.	295,129	14,644,301

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	1,776,836	$105,437,448
	WesBanco, Inc.	128,040	4,081,915
	West BanCorp, Inc.	28,497	591,028
	Westamerica BanCorp	68,627	3,703,113
	Western Alliance Bancorp	219,887	17,692,108
	Western New England Bancorp, Inc.	43,251	358,118
	Western Union Co.	120,297	1,430,331
	Westwood Holdings Group, Inc.	20,013	265,629
*	WEX, Inc.	55,769	10,230,823
	White Mountains Insurance Group Ltd.	5,834	10,419,524
	Willis Towers Watson PLC	83,176	23,478,921
	Wintrust Financial Corp.	112,101	12,129,328
#	WisdomTree, Inc.	310,181	3,703,561
#*	World Acceptance Corp.	15,516	1,894,814
	WSFS Financial Corp.	85,620	4,836,674
	WVS Financial Corp.	803	9,881
	Zions Bancorp NA	263,378	13,608,741
TOTAL FINANCIALS			5,357,004,310
HEALTH CARE — (10.0%)
*	4D Molecular Therapeutics, Inc.	4,284	75,955
	Abbott Laboratories	745,260	78,952,844
	AbbVie, Inc.	1,188,733	220,296,000
††	Abiomed, Inc.	26,621	415,554
#*	AC Immune SA	4,792	19,599
*	Acadia Healthcare Co., Inc.	171,561	11,125,731
*	ACADIA Pharmaceuticals, Inc.	53,550	1,018,521
#*	Accuray, Inc.	65,862	121,186
*	AdaptHealth Corp.	73,098	830,393
#*	Adaptive Biotechnologies Corp.	231,873	1,055,022
*	Addus HomeCare Corp.	29,351	3,562,037
*	ADMA Biologics, Inc.	178,219	2,188,529
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	18,380,445
*	Agios Pharmaceuticals, Inc.	51,470	2,388,208
††	Albireo Pharma, Inc.	28,723	160,849
*	Align Technology, Inc.	25,063	5,811,608
*	Alkermes PLC	101,248	2,766,095
#*	Allogene Therapeutics, Inc.	121,597	357,495
*	Alnylam Pharmaceuticals, Inc.	35,653	8,466,161
#*	Altimmune, Inc.	106,795	679,216
*	American Shared Hospital Services	797	2,479
	Amgen, Inc.	373,973	124,334,803
#*	AMN Healthcare Services, Inc.	95,803	6,478,199
*	Amneal Pharmaceuticals, Inc.	135,400	992,482
*	ANI Pharmaceuticals, Inc.	34,168	2,245,521
*	Anika Therapeutics, Inc.	30,358	827,255
*	Annexon, Inc.	96,082	615,886
*	Aprea Therapeutics, Inc.	2,190	8,103
#*	Arcturus Therapeutics Holdings, Inc.	41,652	977,156
*	Arcus Biosciences, Inc.	140,482	2,305,310
#*	Artivion, Inc.	66,465	1,804,525
#*	Astrana Health, Inc.	27,044	1,418,728
	Atrion Corp.	1,218	558,209
*	Avanos Medical, Inc.	78,571	1,879,418
#*	Avid Bioservices, Inc.	86,400	902,016
#*	Avita Medical, Inc.	2,421	23,726
*	Axogen, Inc.	53,700	471,486
*	Axonics, Inc.	17,009	1,164,776

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Azenta, Inc.	92,198	$5,743,013
	Baxter International, Inc.	266,823	9,557,600
#*	Beam Therapeutics, Inc.	94,155	2,979,064
	Becton Dickinson & Co.	114,489	27,598,718
*	Biogen, Inc.	116,639	24,867,435
#*	BioLife Solutions, Inc.	93,880	2,254,998
*	BioMarin Pharmaceutical, Inc.	167,011	14,084,038
*	Bio-Rad Laboratories, Inc., Class A	21,633	7,319,742
*	Biote Corp., Class A	52,606	417,166
	Bio-Techne Corp.	112,938	9,214,611
*	Bioventus, Inc., Class A	3,840	26,918
*	Boston Scientific Corp.	530,072	39,161,719
	Bristol-Myers Squibb Co.	382,238	18,179,239
#*	Brookdale Senior Living, Inc.	267,515	2,067,891
	Bruker Corp.	232,721	15,943,716
	Cardinal Health, Inc.	216,292	21,808,722
*	Castle Biosciences, Inc.	39,058	942,470
*	Catalyst Pharmaceuticals, Inc.	165,403	2,851,548
#*	Celcuity, Inc.	400	7,332
	Cencora, Inc.	149,912	35,661,067
*	Centene Corp.	360,439	27,724,968
#*	Certara, Inc.	109,362	1,707,141
*	Charles River Laboratories International, Inc.	59,552	14,536,643
	Chemed Corp.	21,936	12,507,030
††	Chinook Therapeutics, Inc.	54,163	67,704
	Cigna Group	235,159	81,992,889
*	Cogent Biosciences, Inc.	25,998	245,161
#*	Collegium Pharmaceutical, Inc.	74,611	2,877,746
*	Community Health Systems, Inc.	103,911	546,572
#	CONMED Corp.	48,166	3,325,381
	Cooper Cos., Inc.	155,796	14,540,441
#*	Corcept Therapeutics, Inc.	171,686	6,639,098
*	CorVel Corp.	26,329	8,077,737
#*	CRISPR Therapeutics AG	199,649	11,437,891
#*	Cross Country Healthcare, Inc.	75,856	1,383,613
*	Cullinan Therapeutics, Inc.	9,118	176,433
*	Cumberland Pharmaceuticals, Inc.	4,726	6,758
	CVS Health Corp.	559,029	33,726,220
#*	Cytek Biosciences, Inc.	23,574	158,182
	Danaher Corp.	249,608	69,161,385
*	DaVita, Inc.	136,507	18,649,586
*	Day One Biopharmaceuticals, Inc.	21,852	312,702
#*	Definitive Healthcare Corp.	17,550	68,445
*	Denali Therapeutics, Inc.	77,453	1,887,530
	Dentsply Sirona, Inc.	107,423	2,915,460
*	Dexcom, Inc.	103,208	6,999,567
#*	Doximity, Inc., Class A	79,998	2,239,944
#*	Dynavax Technologies Corp.	226,196	2,531,133
*	Edgewise Therapeutics, Inc.	16,944	288,556
*	Edwards Lifesciences Corp.	210,260	13,256,893
*	Elanco Animal Health, Inc.	463,016	6,037,729
*	Electromed, Inc.	5,226	81,735
	Elevance Health, Inc.	134,124	71,357,992
	Eli Lilly & Co.	505,520	406,574,570
	Embecta Corp.	11,038	172,965
	Encompass Health Corp.	209,382	19,459,963
#*	Enhabit, Inc.	32,131	329,021
*	Enovis Corp.	25,415	1,210,771
	Ensign Group, Inc.	80,610	11,345,857

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	114,672	$1,957,451
*	enVVeno Medical Corp.	4,348	23,392
#*	Exact Sciences Corp.	64,434	2,943,345
*	Exelixis, Inc.	293,390	6,879,995
#*	Fate Therapeutics, Inc.	82,084	437,508
*	FONAR Corp.	11,430	211,226
#*	Fortrea Holdings, Inc.	99,818	2,753,979
*	Fulcrum Therapeutics, Inc.	86,228	800,196
#*	Fulgent Genetics, Inc.	11,851	283,594
*	GE HealthCare Technologies, Inc.	301,974	25,556,060
*	GeneDx Holdings Corp.	1,127	36,875
	Gilead Sciences, Inc.	817,781	62,200,423
*	Globus Medical, Inc., Class A	740	53,250
#*	GoodRx Holdings, Inc., Class A	112,667	1,019,636
*	GRAIL, Inc.	6,353	97,709
#*	Haemonetics Corp.	79,332	7,143,847
#*	Halozyme Therapeutics, Inc.	66,773	3,689,876
#*	Harmony Biosciences Holdings, Inc.	72,168	2,443,608
*	Harvard Bioscience, Inc.	100,799	322,557
	HCA Healthcare, Inc.	124,520	45,206,986
#*	HealthEquity, Inc.	85,129	6,680,924
	HealthStream, Inc.	65,532	1,946,956
*	Henry Schein, Inc.	156,059	11,226,884
*	Hims & Hers Health, Inc.	1,271	26,996
*	Hologic, Inc.	235,132	19,189,123
	Humana, Inc.	82,343	29,776,052
#*	ICU Medical, Inc.	5,709	724,929
*	Ideaya Biosciences, Inc.	35,145	1,512,992
*	IDEXX Laboratories, Inc.	82,466	39,263,712
*	Illumina, Inc.	38,119	4,673,389
#*	Immunovant, Inc.	5,674	164,943
*	Inari Medical, Inc.	698	32,499
*	Incyte Corp.	45,092	2,934,136
*	InfuSystem Holdings, Inc.	25,741	177,613
#*	Innoviva, Inc.	144,482	2,722,041
*	Inovio Pharmaceuticals, Inc.	14,223	151,617
#*	Inozyme Pharma, Inc.	13,892	80,574
*	Insulet Corp.	17,588	3,418,228
#*	Integer Holdings Corp.	73,078	8,678,743
#*	Integra LifeSciences Holdings Corp.	80,092	1,987,083
#*	Intellia Therapeutics, Inc.	83,911	2,199,307
*	Intuitive Surgical, Inc.	105,168	46,758,744
*	IQVIA Holdings, Inc.	191,105	47,055,784
	iRadimed Corp.	6,081	284,043
*	iTeos Therapeutics, Inc.	41,863	736,370
*	Jazz Pharmaceuticals PLC	24,645	2,717,111
	Johnson & Johnson	1,385,073	218,633,773
#*	Joint Corp.	33,568	484,051
#*	KalVista Pharmaceuticals, Inc.	26,499	385,295
*	Kewaunee Scientific Corp.	4,457	247,898
#*	Kiniksa Pharmaceuticals International PLC	48,101	1,279,487
#*	Krystal Biotech, Inc.	29,450	6,139,147
#*	Kymera Therapeutics, Inc.	20,233	934,765
	Labcorp Holdings, Inc.	92,172	19,857,536
*	Lantheus Holdings, Inc.	115,540	12,112,058
*	Larimar Therapeutics, Inc.	2,659	22,309
	LeMaitre Vascular, Inc.	32,867	2,855,814
*	LENSAR, Inc.	23,475	117,140
#	LENZ Therapeutics, Inc.	4,214	104,634

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ligand Pharmaceuticals, Inc.	36,676	$3,997,317
*	LivaNova PLC	30,652	1,514,209
*	MannKind Corp.	32,193	185,432
#*	Masimo Corp.	47,812	5,114,928
#*	MaxCyte, Inc.	40,090	192,432
	McKesson Corp.	83,179	51,323,107
*	Medpace Holdings, Inc.	36,494	13,959,685
	Medtronic PLC	435,456	34,975,826
#*	MeiraGTx Holdings PLC	33,869	177,135
	Merck & Co., Inc.	1,040,904	117,757,470
*	Merit Medical Systems, Inc.	89,886	7,666,377
#	Mesa Laboratories, Inc.	1,880	215,298
*	Mettler-Toledo International, Inc.	15,379	23,391,920
*	MiMedx Group, Inc.	9,037	67,326
††	Mirati Therapeutics, Inc.	10,076	30,026
*	Moderna, Inc.	78,965	9,414,207
#*	ModivCare, Inc.	1,714	39,113
*	Molina Healthcare, Inc.	66,098	22,557,264
*	Myriad Genetics, Inc.	203,694	5,697,321
#*	Natera, Inc.	44,565	4,563,010
#	National HealthCare Corp.	32,550	4,432,008
	National Research Corp.	16,853	429,583
#*	Nautilus Biotechnology, Inc.	33,159	89,861
#*	Neogen Corp.	10,337	176,039
#*	NeoGenomics, Inc.	195,821	3,471,906
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	45,270	6,408,874
*	Nurix Therapeutics, Inc.	1,758	38,465
*	Nuvalent, Inc., Class A	1,146	91,611
#*	Olema Pharmaceuticals, Inc.	61,988	1,001,726
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	128,367	614,878
*	Omnicell, Inc.	36,421	1,063,857
#*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	Option Care Health, Inc.	78,666	2,335,594
#*	Oramed Pharmaceuticals, Inc.	3,131	7,984
*	OraSure Technologies, Inc.	156,304	700,242
	Organon & Co.	96,575	2,111,129
#*	OrthoPediatrics Corp.	25,388	781,443
*	Owens & Minor, Inc.	184,378	3,027,487
#	Patterson Cos., Inc.	158,520	4,002,630
#*††	PDL BioPharma, Inc.	309,383	371,260
*	Pennant Group, Inc.	46,921	1,398,715
*	Penumbra, Inc.	20,440	3,415,320
#*	Performant Financial Corp.	21,017	77,973
	Perrigo Co. PLC	55,842	1,578,653
#*	PetIQ, Inc.	54,701	1,196,858
	Pfizer, Inc.	1,844,358	56,326,693
	Phibro Animal Health Corp., Class A	33,194	626,703
*	Poseida Therapeutics, Inc.	24,504	86,499
*	Praxis Precision Medicines, Inc.	870	50,208
#	Premier, Inc., Class A	176,804	3,709,348
*	Prestige Consumer Healthcare, Inc.	103,041	7,296,333
*	Privia Health Group, Inc.	6,344	131,575
#*	Pro-Dex, Inc.	7,945	160,648
#*	Prothena Corp. PLC	47,579	1,107,639
*	Psychemedics Corp.	3,450	8,211
*	Pulmonx Corp.	62,538	432,138

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Puma Biotechnology, Inc.	4,817	$17,269
*	Quanterix Corp.	18,202	268,662
	Quest Diagnostics, Inc.	150,731	21,449,021
*	QuidelOrtho Corp.	40,300	1,583,387
*	R1 RCM, Inc.	28,255	363,924
*	RadNet, Inc.	94,516	5,647,331
#*	Recursion Pharmaceuticals, Inc., Class A	20,896	171,347
*	Regeneron Pharmaceuticals, Inc.	45,030	48,595,926
*	REGENXBIO, Inc.	568	8,094
*	Repligen Corp.	40,491	6,776,169
	ResMed, Inc.	80,564	17,180,273
	Revvity, Inc.	107,416	13,492,524
#*	Rezolute, Inc.	5,139	23,614
	Royalty Pharma PLC, Class A	91,010	2,563,752
*	Sarepta Therapeutics, Inc.	58,943	8,384,052
#*	Schrodinger, Inc.	7,901	176,034
#*	scPharmaceuticals, Inc.	117	588
	Select Medical Holdings Corp.	258,281	10,269,253
#*	Semler Scientific, Inc.	5,598	185,574
#*	Sensus Healthcare, Inc.	8,072	51,419
*	Shattuck Labs, Inc.	4,699	18,702
*	SI-BONE, Inc.	4,536	68,947
#	SIGA Technologies, Inc.	94,016	938,280
*	Sight Sciences, Inc.	34,102	265,314
#	Simulations Plus, Inc.	16,456	672,063
*	Solid Biosciences, Inc.	9,317	83,108
*	Solventum Corp.	58,329	3,434,412
#*	Sotera Health Co.	23,901	331,507
#*	STAAR Surgical Co.	36,271	1,496,179
	STERIS PLC	86,275	20,599,019
	Stryker Corp.	133,711	43,783,667
*	Supernus Pharmaceuticals, Inc.	114,906	3,426,497
#*	Surgery Partners, Inc.	64,950	1,971,882
*	Surmodics, Inc.	24,348	1,008,007
*	Sutro Biopharma, Inc.	24,247	96,261
*	Tactile Systems Technology, Inc.	41,837	534,258
#*	Tango Therapeutics, Inc.	6,547	64,488
	Teleflex, Inc.	36,897	8,151,285
*	Tenet Healthcare Corp.	162,661	24,350,352
*	Terns Pharmaceuticals, Inc.	12,890	99,897
#*	Theravance Biopharma, Inc.	20,614	208,408
	Thermo Fisher Scientific, Inc.	171,737	105,333,172
#*	Travere Therapeutics, Inc.	1,000	9,540
#*	Trevi Therapeutics, Inc.	8,010	25,472
*	TruBridge, Inc.	1,910	21,430
	U.S. Physical Therapy, Inc.	23,444	2,285,790
*	UFP Technologies, Inc.	11,144	3,583,799
*	United Therapeutics Corp.	56,215	17,611,597
	UnitedHealth Group, Inc.	497,708	286,759,441
	Universal Health Services, Inc., Class B	130,642	27,926,034
	Utah Medical Products, Inc.	5,390	375,144
*	Vanda Pharmaceuticals, Inc.	36,602	213,756
*	Varex Imaging Corp.	61,686	912,336
*	Veeva Systems, Inc., Class A	48,960	9,396,893
*	Veracyte, Inc.	147,244	3,533,856
#*	Vericel Corp.	6,700	338,484
*	Vertex Pharmaceuticals, Inc.	106,182	52,636,541
	Viatris, Inc.	477,917	5,763,679
*	Vir Biotechnology, Inc.	9,491	96,429

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Viridian Therapeutics, Inc.	13,058	$220,027
*	Voyager Therapeutics, Inc.	25,958	238,554
*	Waters Corp.	51,456	17,303,624
*	Werewolf Therapeutics, Inc.	16,854	37,921
	West Pharmaceutical Services, Inc.	49,436	15,135,820
#*	XBiotech, Inc.	1,680	12,970
*	Xencor, Inc.	161,000	3,287,620
*	Xenon Pharmaceuticals, Inc.	42,112	1,816,291
#*	XOMA Royalty Corp.	803	21,488
#*	Y-mAbs Therapeutics, Inc.	4,848	59,533
	Zimmer Biomet Holdings, Inc.	95,864	10,674,456
*	Zimvie, Inc.	38,334	810,381
	Zoetis, Inc.	257,028	46,275,321
TOTAL HEALTH CARE			3,538,414,463
INDUSTRIALS — (12.6%)
#*	3D Systems Corp.	28,223	103,014
	3M Co.	233,316	29,759,456
	A O Smith Corp.	199,823	16,992,948
	AAON, Inc.	102,658	9,088,313
*	AAR Corp.	88,516	5,718,134
#	ABM Industries, Inc.	129,940	7,219,466
	ACCO Brands Corp.	207,011	1,057,826
	Acme United Corp.	4,368	197,215
	Acuity Brands, Inc.	51,134	12,852,531
#*	ACV Auctions, Inc., Class A	101,237	1,729,128
	Advanced Drainage Systems, Inc.	119,804	21,210,100
	AECOM	151,570	13,733,758
*	AeroVironment, Inc.	31,966	5,707,210
	AGCO Corp.	152,039	14,355,522
#	Air Lease Corp.	238,354	11,827,125
#*	Air T, Inc.	3,363	82,057
#*	Air Transport Services Group, Inc.	143,938	2,323,159
	Alamo Group, Inc.	22,524	4,340,825
*	Alaska Air Group, Inc.	131,785	4,945,891
	Albany International Corp., Class A	55,813	5,222,981
#*	Alight, Inc., Class A	119,722	906,296
	Allegiant Travel Co.	10,567	592,492
	Allegion PLC	89,351	12,224,110
	Allient, Inc.	32,953	953,660
	Allison Transmission Holdings, Inc.	216,026	19,137,743
*	Alpha Pro Tech Ltd.	8,900	51,976
#*	Ameresco, Inc., Class A	50,423	1,591,854
#*	American Airlines Group, Inc.	106,895	1,137,363
*	American Superconductor Corp.	19,257	465,249
*	American Woodmark Corp.	34,572	3,531,530
	AMETEK, Inc.	189,073	32,800,384
*	API Group Corp.	100,546	3,809,688
	Apogee Enterprises, Inc.	45,624	3,131,631
	Applied Industrial Technologies, Inc.	57,467	12,538,725
	ARC Document Solutions, Inc.	44,674	136,256
	ArcBest Corp.	52,615	6,632,121
	Arcosa, Inc.	104,680	9,725,819
	Argan, Inc.	29,568	2,333,802
	Aris Water Solutions, Inc., Class A	36,018	637,879
#	Armstrong World Industries, Inc.	81,503	10,709,494
	Astec Industries, Inc.	24,248	850,862
*	Astronics Corp. (ATRO US)	43,093	992,432
*	Astronics Corp. (ATROB US), Class B	10,587	246,360

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Atkore, Inc.	102,243	$13,802,805
	Automatic Data Processing, Inc.	281,935	74,041,770
*	Avalon Holdings Corp., Class A	2,693	5,817
#	Avis Budget Group, Inc.	51,527	5,204,742
*	Axon Enterprise, Inc.	28,328	8,498,683
*	AZEK Co., Inc.	152,746	6,856,768
	AZZ, Inc.	45,952	3,674,322
	Barnes Group, Inc.	71,498	2,884,229
	Barrett Business Services, Inc.	57,388	2,091,219
*	Beacon Roofing Supply, Inc.	130,885	13,454,978
	BGSF, Inc.	17,473	149,918
#*	Blade Air Mobility, Inc.	28,814	95,086
*	Blue Bird Corp.	34,167	1,780,784
*	BlueLinx Holdings, Inc.	13,193	1,590,944
*	Boeing Co.	293,933	56,023,630
	Boise Cascade Co.	96,903	13,768,947
	Booz Allen Hamilton Holding Corp.	121,172	17,365,159
#*	Bowman Consulting Group Ltd.	713	25,468
	Brady Corp., Class A	82,315	5,894,577
*	BrightView Holdings, Inc.	108,328	1,558,840
	Brink's Co.	62,803	6,907,702
	Broadridge Financial Solutions, Inc.	110,229	23,589,006
*	Broadwind, Inc.	37,600	122,576
*	Builders FirstSource, Inc.	239,166	40,029,213
	BWX Technologies, Inc.	127,681	12,702,983
#*	Byrna Technologies, Inc.	4,544	42,623
*	CACI International, Inc., Class A	38,458	17,747,598
*	Cadeler AS (CDLR US), ADR	25,545	665,192
	Cadre Holdings, Inc.	17,230	632,341
	Carlisle Cos., Inc.	62,653	26,225,293
	Carrier Global Corp.	471,222	32,094,930
*	Casella Waste Systems, Inc., Class A	18,527	1,918,656
	Caterpillar, Inc.	417,155	144,419,061
*	CBIZ, Inc.	83,201	5,774,149
*	CECO Environmental Corp.	72,221	2,108,853
	CH Robinson Worldwide, Inc.	109,709	9,769,586
#*	Chart Industries, Inc.	20,561	3,311,966
	Chicago Rivet & Machine Co.	474	7,162
*	Cimpress PLC	26,684	2,435,449
	Cintas Corp.	50,733	38,756,968
	Civeo Corp.	17,761	483,099
#*	Clarivate PLC	122,873	828,164
*	Clean Harbors, Inc.	106,173	25,346,680
	Columbus McKinnon Corp.	59,679	2,277,351
	Comfort Systems USA, Inc.	51,952	17,269,884
*	Commercial Vehicle Group, Inc.	32,192	175,446
#	CompX International, Inc.	5,126	131,431
#	Concentrix Corp.	29,835	2,103,368
*	Concrete Pumping Holdings, Inc.	40,204	268,161
*	Conduent, Inc.	280,214	1,143,273
*	Construction Partners, Inc., Class A	74,775	4,834,204
#	Copa Holdings SA, Class A	19,226	1,706,308
*	Copart, Inc.	303,332	15,873,364
*	Core & Main, Inc., Class A	74,647	3,991,375
#††	Costa Communications, Inc.	5,421	3,795
	Costamare, Inc.	273,369	4,051,329
	Covenant Logistics Group, Inc.	37,910	2,121,065
*»	CPI Aerostructures, Inc.	14,667	35,934
	CRA International, Inc.	15,631	2,732,299

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Crane Co.	83,037	$13,320,796
	CSG Systems International, Inc.	64,356	3,014,435
	CSW Industrials, Inc.	23,454	7,608,947
	CSX Corp.	1,409,800	49,483,980
	Cummins, Inc.	146,299	42,690,048
	Curtiss-Wright Corp.	65,946	19,434,286
#*	Dayforce, Inc.	23,644	1,401,616
	Deere & Co.	215,595	80,197,028
	Delta Air Lines, Inc.	567,330	24,406,537
	Deluxe Corp.	64,425	1,570,682
#*	Distribution Solutions Group, Inc.	42,116	1,421,415
*	DLH Holdings Corp.	17,762	205,506
#*	DNOW, Inc.	220,756	3,390,812
	Donaldson Co., Inc.	207,319	15,511,608
	Douglas Dynamics, Inc.	48,640	1,406,182
	Dover Corp.	140,275	25,847,072
*	Ducommun, Inc.	30,272	1,942,554
#	Dun & Bradstreet Holdings, Inc.	125,792	1,368,617
#*	DXP Enterprises, Inc.	33,592	1,839,498
*	Dycom Industries, Inc.	71,826	13,180,789
#	Eastern Co.	10,629	312,918
	Eaton Corp. PLC	173,614	52,915,811
	EMCOR Group, Inc.	77,637	29,148,035
	Emerson Electric Co.	239,422	28,038,710
*	Energy Recovery, Inc.	49,890	727,396
	Enerpac Tool Group Corp.	85,181	3,424,276
	EnerSys	88,446	9,722,869
	Ennis, Inc.	53,308	1,270,863
#	Enpro, Inc.	42,864	7,327,172
*	Enviri Corp.	178,095	2,105,083
	Equifax, Inc.	63,541	17,751,449
	Esab Corp.	71,141	7,227,926
	ESCO Technologies, Inc.	44,193	5,433,971
	Espey Mfg. & Electronics Corp.	1,489	33,130
	EVI Industries, Inc.	100	2,043
*	ExlService Holdings, Inc.	235,318	8,297,313
	Expeditors International of Washington, Inc.	210,911	26,325,911
	Exponent, Inc.	63,465	6,732,367
	Fastenal Co.	497,576	35,203,502
	Federal Signal Corp.	105,146	10,511,446
	FedEx Corp.	224,338	67,806,161
	Ferguson PLC	158,657	35,324,981
	First Advantage Corp.	11,240	193,553
	Flowserve Corp.	106,406	5,378,823
*	Fluor Corp.	119,351	5,740,783
*	Forrester Research, Inc.	5,202	105,028
	Fortive Corp.	210,263	15,107,397
	Fortune Brands Innovations, Inc.	232,918	18,822,104
*	Franklin Covey Co.	22,780	995,714
	Franklin Electric Co., Inc.	82,295	8,774,293
#*	FreightCar America, Inc.	4,172	14,477
#	FTAI Infrastructure, Inc.	48,364	498,633
*	FTI Consulting, Inc.	64,333	14,022,664
*	Gates Industrial Corp. PLC	82,399	1,531,797
#	GATX Corp.	71,539	9,979,691
*	GE Vernova, Inc.	87,657	15,623,984
	Genco Shipping & Trading Ltd.	93,618	1,817,125
*	Gencor Industries, Inc.	21,196	522,057
*	Generac Holdings, Inc.	65,769	10,238,918

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	131,153	$39,176,713
	General Electric Co.	350,629	59,677,056
	Genpact Ltd.	294,805	10,220,889
*	Gibraltar Industries, Inc.	61,179	4,543,764
	Global Industrial Co.	66,944	2,335,007
*	GMS, Inc.	79,138	7,615,450
	Gorman-Rupp Co.	52,284	2,159,852
	Graco, Inc.	126,975	10,799,224
*	Graham Corp.	18,683	612,242
#	Granite Construction, Inc.	59,139	4,048,656
*	Great Lakes Dredge & Dock Corp.	207,363	1,955,433
#	Greenbrier Cos., Inc.	61,999	3,162,569
	Griffon Corp.	91,559	6,597,742
*	GXO Logistics, Inc.	179,805	10,065,484
	H&E Equipment Services, Inc.	96,192	5,030,842
*	Hayward Holdings, Inc.	77,016	1,139,067
*	Healthcare Services Group, Inc.	1,260	14,402
	Heartland Express, Inc.	29,435	381,772
	HEICO Corp. (HEI US)	28,816	6,954,453
	HEICO Corp. (HEIA US), Class A	47,921	9,110,261
	Heidrick & Struggles International, Inc.	45,773	1,837,328
	Helios Technologies, Inc.	47,907	2,201,327
	Herc Holdings, Inc.	76,393	11,905,085
	Hexcel Corp.	142,430	9,430,290
	Hillenbrand, Inc.	159,607	7,059,418
*	Hillman Solutions Corp.	98,934	1,004,180
	HNI Corp.	78,740	4,326,763
	Honeywell International, Inc.	366,579	75,057,050
	Howmet Aerospace, Inc.	302,882	28,985,807
	Hub Group, Inc., Class A	143,578	6,715,143
	Hubbell, Inc.	65,849	26,053,157
*	Hudson Global, Inc.	15,507	282,072
*	Hudson Technologies, Inc.	87,620	750,027
	Huntington Ingalls Industries, Inc.	68,152	19,081,197
	Hurco Cos., Inc.	6,927	119,144
*	Huron Consulting Group, Inc.	44,531	4,898,855
	Hyster-Yale, Inc.	22,518	1,840,621
#*	IBEX Holdings Ltd.	825	14,388
	ICF International, Inc.	35,088	5,161,445
	IDEX Corp.	54,755	11,415,322
*	IES Holdings, Inc.	14,359	2,210,855
	Illinois Tool Works, Inc.	209,372	51,773,508
	Ingersoll Rand, Inc.	315,786	31,704,914
*	Innovative Solutions & Support, Inc.	18,819	116,396
	Insperity, Inc.	50,138	5,150,175
	Insteel Industries, Inc.	42,904	1,469,462
#	Interface, Inc.	126,076	2,178,593
	ITT, Inc.	141,683	20,042,477
	Jacobs Solutions, Inc.	91,834	13,439,906
#*	Janus International Group, Inc.	98,776	1,424,350
	JB Hunt Transport Services, Inc.	113,434	19,641,097
*	JELD-WEN Holding, Inc.	14,275	238,250
#*	JetBlue Airways Corp.	933,140	5,981,427
#	John Bean Technologies Corp.	55,746	5,484,291
	Johnson Controls International PLC	429,175	30,703,180
#	Kadant, Inc.	20,204	7,101,504
	Karat Packaging, Inc.	2,625	78,409
	KBR, Inc.	259,174	17,258,397
	Kelly Services, Inc., Class A	99,461	2,340,317

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Kennametal, Inc.	134,542	$3,516,928
#	Kforce, Inc.	50,373	3,499,412
*	Kirby Corp.	106,457	13,081,436
	Knight-Swift Transportation Holdings, Inc.	278,609	15,164,688
	Korn Ferry	108,293	7,983,360
*	Kratos Defense & Security Solutions, Inc.	224,693	5,064,580
*	L B Foster Co., Class A	21,327	512,061
	L3Harris Technologies, Inc.	113,479	25,747,250
	Landstar System, Inc.	59,376	11,296,284
	Leidos Holdings, Inc.	106,633	15,397,805
	Lennox International, Inc.	32,990	19,249,665
*	Leonardo DRS, Inc.	4,999	140,972
#*	Limbach Holdings, Inc.	18,568	1,183,153
	Lincoln Electric Holdings, Inc.	82,478	16,941,806
	Lindsay Corp.	18,341	2,310,783
*	Liquidity Services, Inc.	63,454	1,425,811
	Lockheed Martin Corp.	186,232	100,922,845
	LSI Industries, Inc.	60,412	1,030,629
#	Luxfer Holdings PLC	30,675	396,935
#*	Manitex International, Inc.	21,711	110,509
*	Manitowoc Co., Inc.	77,144	975,100
	ManpowerGroup, Inc.	65,294	5,000,215
	Marten Transport Ltd.	176,079	3,312,046
	Masco Corp.	170,498	13,273,269
*	MasTec, Inc.	123,679	13,608,400
#*	Mastech Digital, Inc.	14,713	120,941
*	Masterbrand, Inc.	269,929	4,872,218
*	Matrix Service Co.	32,926	333,211
	Matson, Inc.	80,684	10,707,574
	Matthews International Corp., Class A	37,895	1,097,060
	Maximus, Inc.	100,940	9,376,317
*	Mayville Engineering Co., Inc.	31,990	611,329
	McGrath RentCorp	9,858	1,082,704
	MDU Resources Group, Inc.	358,328	9,653,356
#*	Mercury Systems, Inc.	62,355	2,216,720
#*	Middleby Corp.	87,998	11,930,769
	Miller Industries, Inc.	24,578	1,669,829
	MillerKnoll, Inc.	77,711	2,410,595
*	Mistras Group, Inc.	18,559	185,590
*	Montrose Environmental Group, Inc.	26,319	839,313
	Moog, Inc., Class A	60,150	11,795,415
*	MRC Global, Inc.	202,182	2,927,595
	MSA Safety, Inc.	50,384	9,504,942
#	MSC Industrial Direct Co., Inc., Class A	86,189	7,666,512
#	Mueller Industries, Inc.	244,898	17,373,064
	Mueller Water Products, Inc., Class A	288,030	5,956,460
*	MYR Group, Inc.	28,929	4,063,946
	National Presto Industries, Inc.	15,339	1,172,973
*	Nephros, Inc.	1,215	2,661
	NL Industries, Inc.	249,437	1,593,902
#*	NN, Inc.	13,868	54,363
	Nordson Corp.	47,563	11,906,446
	Norfolk Southern Corp.	156,816	39,135,001
	Northrop Grumman Corp.	65,021	31,490,971
*	Northwest Pipe Co.	20,413	778,756
*	NV5 Global, Inc.	34,214	3,528,832
	nVent Electric PLC	252,046	18,306,101
	Old Dominion Freight Line, Inc.	110,631	23,252,424
	Omega Flex, Inc.	9,191	483,263

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	OPENLANE, Inc.	240,842	$4,306,255
*	Orion Group Holdings, Inc.	69,591	571,342
	Oshkosh Corp.	114,146	12,401,963
	Otis Worldwide Corp.	270,834	25,593,813
	Owens Corning	190,278	35,464,014
	PACCAR, Inc.	419,228	41,361,034
*	PAM Transportation Services, Inc.	62,384	1,272,010
	Pangaea Logistics Solutions Ltd.	62,914	456,756
	Park Aerospace Corp.	14,469	194,029
	Parker-Hannifin Corp.	80,031	44,910,196
#	Park-Ohio Holdings Corp.	28,070	876,345
*	Parsons Corp.	56,074	5,123,481
	Paychex, Inc.	207,898	26,615,102
	Paycom Software, Inc.	36,043	6,011,612
*	Paylocity Holding Corp.	34,710	5,208,930
	Pentair PLC	274,046	24,080,422
#*	Perma-Fix Environmental Services, Inc.	9,203	116,786
*	Perma-Pipe International Holdings, Inc.	8,588	81,500
#	Powell Industries, Inc.	20,653	3,792,510
	Preformed Line Products Co.	10,405	1,434,537
	Primoris Services Corp.	116,711	6,590,670
*	Proto Labs, Inc.	50,893	1,772,094
	Quad/Graphics, Inc.	93,659	428,022
	Quanex Building Products Corp.	72,949	2,436,497
	Quanta Services, Inc.	136,228	36,152,187
*	Quest Resource Holding Corp.	8,339	70,381
*	Radiant Logistics, Inc.	88,175	548,449
*	RBC Bearings, Inc.	30,704	8,929,951
#*	RCM Technologies, Inc.	10,846	211,280
	Regal Rexnord Corp.	116,184	18,668,445
	Republic Services, Inc.	182,489	35,461,262
*	Resideo Technologies, Inc.	234,732	5,333,111
	Resources Connection, Inc.	15,303	182,565
	REV Group, Inc.	106,419	3,105,306
	Robert Half, Inc.	202,264	12,983,326
#*	Rocket Lab USA, Inc.	113,719	595,888
	Rockwell Automation, Inc.	89,876	25,043,947
	Rollins, Inc.	285,473	13,677,011
	RTX Corp.	782,005	91,877,767
	Rush Enterprises, Inc. (RUSHA US), Class A	155,463	7,930,168
	Rush Enterprises, Inc. (RUSHB US), Class B	16,606	785,132
#*	RXO, Inc.	189,442	6,007,206
	Ryder System, Inc.	118,409	16,596,205
#*	Saia, Inc.	23,182	9,686,599
#	Schneider National, Inc., Class B	121,014	3,256,487
	Science Applications International Corp.	108,019	13,437,564
	Sensata Technologies Holding PLC	129,133	5,034,896
	Shyft Group, Inc.	60,300	1,011,231
*	SIFCO Industries, Inc.	3,251	10,891
	Simpson Manufacturing Co., Inc.	77,914	14,966,500
#*	SiteOne Landscape Supply, Inc.	61,370	9,001,752
*	SkyWest, Inc.	83,553	6,679,227
	Snap-on, Inc.	60,102	17,251,077
	Southwest Airlines Co.	749,465	20,190,587
*	SPX Technologies, Inc.	80,175	11,829,020
	SS&C Technologies Holdings, Inc.	259,576	18,936,069
	Standex International Corp.	19,680	3,676,224
	Stanley Black & Decker, Inc.	132,695	14,015,246
	Steelcase, Inc., Class A	203,259	2,945,223

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Stericycle, Inc.	65,980	$3,863,129
*	Sterling Check Corp.	13,081	205,110
*	Sterling Infrastructure, Inc.	51,243	5,962,635
*	Stratasys Ltd.	142,361	1,218,610
#*	Sun Country Airlines Holdings, Inc.	8,975	117,573
#*	Sunrun, Inc.	191,240	3,352,437
#*	Symbotic, Inc.	5,013	134,399
#*	TaskUS, Inc., Class A	41,945	692,512
#*	Taylor Devices, Inc.	3,116	160,038
#	Tecnoglass, Inc.	66,255	3,565,182
	Tennant Co.	31,558	3,398,481
#	Terex Corp.	124,301	7,863,281
	Tetra Tech, Inc.	78,447	16,728,038
	Textron, Inc.	189,605	17,614,305
*	Thermon Group Holdings, Inc.	71,953	2,360,778
	Timken Co.	149,716	13,017,806
#*	Titan International, Inc.	95,454	813,268
*	Titan Machinery, Inc.	30,741	548,112
	Toro Co.	147,945	14,162,775
	Trane Technologies PLC	106,912	35,738,543
*	Transcat, Inc.	14,702	1,694,258
	TransDigm Group, Inc.	25,806	33,398,641
	TransUnion	154,848	13,976,580
*	Trex Co., Inc.	133,578	11,171,128
	TriNet Group, Inc.	59,805	6,234,671
	Trinity Industries, Inc.	203,807	6,737,859
*	Triumph Group, Inc.	39,778	651,961
*	TrueBlue, Inc.	25,723	307,390
*	Tutor Perini Corp.	107,309	2,670,921
	Twin Disc, Inc.	6,300	90,846
*	Uber Technologies, Inc.	416,151	26,829,255
	UFP Industries, Inc.	115,383	15,222,479
#*	U-Haul Holding Co. (UHAL US)	30,210	2,017,726
	U-Haul Holding Co. (UHAL/B US)	282,425	17,998,945
*	Ultralife Corp.	50,332	602,977
	UniFirst Corp.	27,557	5,360,939
	Union Pacific Corp.	454,379	112,108,931
*	United Airlines Holdings, Inc.	383,552	17,420,932
	United Parcel Service, Inc., Class B	508,674	66,315,829
	United Rentals, Inc.	93,544	70,822,162
	Universal Logistics Holdings, Inc.	59,856	2,575,604
*	Upwork, Inc.	102,728	1,245,063
*	V2X, Inc.	11,017	574,316
	Valmont Industries, Inc.	37,586	11,214,159
	Veralto Corp.	83,202	8,866,005
	Verisk Analytics, Inc.	130,342	34,117,019
*	Verra Mobility Corp.	183,715	5,535,333
	Vertiv Holdings Co., Class A	140,784	11,079,701
*	Viad Corp.	24,119	801,957
*	Vicor Corp.	27,067	1,139,791
	Virco Mfg. Corp.	24,607	433,083
#*	VirTra, Inc.	9,035	79,237
#	VSE Corp.	36,366	3,236,210
#	Wabash National Corp.	122,753	2,637,962
	Waste Management, Inc.	314,321	63,700,294
#	Watsco, Inc. (WSO US)	24,985	12,229,908
#»	Watsco, Inc. (WSO/B US), Class B	2,268	1,126,380
	Watts Water Technologies, Inc., Class A	47,397	9,835,825
#	Werner Enterprises, Inc.	154,083	6,038,513

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WESCO International, Inc.	72,551	$12,692,797
	Westinghouse Air Brake Technologies Corp.	165,917	26,737,525
#*	Wilhelmina International, Inc.	584	3,288
*	Willdan Group, Inc.	27,549	933,360
	Willis Lease Finance Corp.	4,420	381,358
*	WillScot Holdings Corp.	418,008	17,138,328
	Woodward, Inc.	100,229	15,634,722
	WW Grainger, Inc.	45,697	44,637,287
*	XPO, Inc.	182,428	20,959,153
	Xylem, Inc.	153,784	20,530,164
#	Zurn Elkay Water Solutions Corp.	64,926	2,107,498
TOTAL INDUSTRIALS			4,471,149,172
INFORMATION TECHNOLOGY — (25.2%)
#*	8x8, Inc.	100,792	310,439
#*	908 Devices, Inc.	22,771	129,567
	A10 Networks, Inc.	67,577	884,583
	Accenture PLC, Class A	397,785	131,515,677
*	ACI Worldwide, Inc.	210,968	9,120,147
	Adeia, Inc.	153,709	1,806,081
*	Adobe, Inc.	255,487	140,939,404
#	Advanced Energy Industries, Inc.	63,099	7,342,831
*	Advanced Micro Devices, Inc.	555,071	80,196,658
*	Akamai Technologies, Inc.	148,639	14,608,241
*	Alarm.com Holdings, Inc.	53,926	3,804,479
*	Alkami Technology, Inc.	31,267	1,023,369
*	Alpha & Omega Semiconductor Ltd.	72,667	3,008,414
#*	Altair Engineering, Inc., Class A	8,084	714,302
*	Ambarella, Inc.	52,631	2,770,496
	Amdocs Ltd.	178,485	15,612,083
	American Software, Inc., Class A	50,514	552,623
	Amkor Technology, Inc.	476,230	15,553,672
	Amphenol Corp., Class A	673,826	43,300,059
*	Amtech Systems, Inc.	18,946	108,750
	Analog Devices, Inc.	219,172	50,712,017
*	Appfolio, Inc., Class A	3,426	758,790
	Apple, Inc.	8,354,658	1,855,402,449
	Applied Materials, Inc.	462,303	98,100,697
*	AppLovin Corp., Class A	96,950	7,474,845
*	Arista Networks, Inc.	91,042	31,550,605
*	Arrow Electronics, Inc.	110,472	13,664,282
#*	ASGN, Inc.	92,102	8,719,296
#*	Aspen Technology, Inc.	41,015	7,708,769
*	AstroNova, Inc.	10,455	165,398
*	Atlassian Corp., Class A	25,965	4,584,640
#*	Aurora Innovation, Inc.	511,854	2,047,416
*	Autodesk, Inc.	118,624	29,361,812
*	AvePoint, Inc.	55,480	604,732
#*	Aviat Networks, Inc.	32,122	995,782
	Avnet, Inc.	173,801	9,343,542
*	Axcelis Technologies, Inc.	53,944	6,815,824
*	AXT, Inc.	43,268	157,496
*	Backblaze, Inc., Class A	2,666	17,649
	Badger Meter, Inc.	36,602	7,545,868
#	Bel Fuse, Inc. (BELFA US), Class A	1,700	159,375
#	Bel Fuse, Inc. (BELFB US), Class B	23,581	1,751,361
	Belden, Inc.	71,701	6,645,966
	Benchmark Electronics, Inc.	77,510	3,710,404
#	Bentley Systems, Inc., Class B	96,641	4,710,282

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Blackbaud, Inc.	66,644	$5,290,201
*	Box, Inc., Class A	136,942	3,850,809
	Broadcom, Inc.	1,933,300	310,642,644
*	Cadence Design Systems, Inc.	112,285	30,054,203
#*	Calix, Inc.	95,431	3,925,077
*	CCC Intelligent Solutions Holdings, Inc.	161,039	1,652,260
	CDW Corp.	121,804	26,566,670
*	CEVA, Inc.	54,057	1,083,843
*	Ciena Corp.	267,152	14,089,596
#*	Cipher Mining, Inc.	76,792	401,622
*	Cirrus Logic, Inc.	83,530	10,898,994
	Cisco Systems, Inc.	2,518,417	122,017,304
	Clear Secure, Inc., Class A	16,559	353,535
#*	Clearfield, Inc.	7,184	311,786
	Climb Global Solutions, Inc.	4,700	335,674
*	Cloudflare, Inc., Class A	49,127	3,807,342
#*	Coda Octopus Group, Inc.	10,231	74,891
	Cognex Corp.	124,354	6,170,445
	Cognizant Technology Solutions Corp., Class A	402,209	30,439,177
*	Coherent Corp.	169,885	11,837,587
*	Cohu, Inc.	105,028	3,359,846
*	CommVault Systems, Inc.	23,754	3,630,799
*	Comtech Telecommunications Corp.	11,158	36,152
*	Consensus Cloud Solutions, Inc.	18,918	402,953
	Corning, Inc.	481,047	19,246,690
*	CPI Card Group, Inc.	1,323	38,804
#	Crane NXT Co.	100,600	6,325,728
*	Credo Technology Group Holding Ltd.	107,108	2,972,247
*	Crowdstrike Holdings, Inc., Class A	17,999	4,175,048
#*	CS Disco, Inc.	20,700	127,926
#	CSP, Inc.	6,678	103,242
	CTS Corp.	53,770	2,628,278
*	CVD Equipment Corp.	2,900	11,310
#*	Daily Journal Corp.	1,122	522,403
*	Daktronics, Inc.	123,811	1,854,689
*	Datadog, Inc., Class A	49,790	5,797,548
#*	Dave, Inc.	1,221	44,396
	Dell Technologies, Inc., Class C	155,755	17,706,228
*	Diebold Nixdorf, Inc.	5,859	255,159
#*	Digi International, Inc.	57,784	1,577,503
#*	DigitalOcean Holdings, Inc.	6,891	228,299
*	Diodes, Inc.	95,808	7,492,186
*	DocuSign, Inc.	144,650	8,025,182
	Dolby Laboratories, Inc., Class A	97,283	7,662,009
*	Dropbox, Inc., Class A	162,534	3,887,813
#*	DXC Technology Co.	263,244	5,354,383
*	Dynatrace, Inc.	148,647	6,528,576
#*	E2open Parent Holdings, Inc.	122,926	574,064
#*	Eastman Kodak Co.	25,045	145,511
*	eGain Corp.	6,385	46,291
#*	Elastic NV	15,914	1,745,288
*	Enphase Energy, Inc.	63,767	7,340,219
	Entegris, Inc.	79,964	9,458,942
*	Envestnet, Inc.	62,312	3,862,098
*	EPAM Systems, Inc.	33,911	7,295,273
*	ePlus, Inc.	47,546	4,370,428
#*	EverCommerce, Inc.	7,744	93,393
#*	Everspin Technologies, Inc.	8,104	50,326
*	Extreme Networks, Inc.	135,184	1,933,131

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	F5, Inc.	82,667	$16,834,308
*	Fabrinet	56,189	12,393,046
*	Fair Isaac Corp.	14,909	23,854,400
#*	FARO Technologies, Inc.	13,080	223,668
*	First Solar, Inc.	118,308	25,553,345
*	Flex Ltd.	870,735	27,994,130
*	FormFactor, Inc.	131,285	7,031,625
*	Fortinet, Inc.	409,667	23,777,073
*	Franklin Wireless Corp.	2,438	10,483
#*	Frequency Electronics, Inc.	25,787	350,703
*	Freshworks, Inc., Class A	97,871	1,223,387
*	Gartner, Inc.	60,461	30,302,449
	Gen Digital, Inc.	451,910	11,745,141
#*	Genasys, Inc.	29,336	74,807
#*	GLOBALFOUNDRIES, Inc.	34,284	1,748,827
#*	Globant SA	47,863	9,319,405
*	GoDaddy, Inc., Class A	107,562	15,644,893
*	Grid Dynamics Holdings, Inc.	74,122	956,174
*	GSI Technology, Inc.	33,150	92,820
*	Guidewire Software, Inc.	61,761	9,268,473
	Hackett Group, Inc.	56,109	1,530,654
*	Harmonic, Inc.	241,100	3,534,526
*	HashiCorp, Inc., Class A	70,066	2,364,727
	Hewlett Packard Enterprise Co.	1,228,466	24,458,758
	HP, Inc.	735,637	26,549,139
*	HubSpot, Inc.	12,544	6,234,744
*	Ichor Holdings Ltd.	57,513	1,955,442
#*	Identiv, Inc.	21,759	85,078
	Immersion Corp.	41,595	531,168
#*	indie Semiconductor, Inc., Class A	8,000	47,840
#*	Infinera Corp.	170,926	1,015,300
*	Informatica, Inc., Class A	24,655	590,241
#	Information Services Group, Inc.	35,495	123,168
#*	Insight Enterprises, Inc.	53,782	12,074,059
#*	Instructure Holdings, Inc.	12,960	302,746
#*	Intapp, Inc.	24,353	872,568
	Intel Corp.	2,571,581	79,050,400
#	InterDigital, Inc.	52,968	6,502,352
	International Business Machines Corp.	582,556	111,932,310
#*	inTEST Corp.	19,860	214,488
*	Intevac, Inc.	19,432	75,008
	Intuit, Inc.	100,847	65,283,305
*	IPG Photonics Corp.	60,971	4,902,068
*	Issuer Direct Corp.	306	2,916
*	Iteris, Inc.	52,043	255,531
*	Itron, Inc.	88,154	9,118,650
	Jabil, Inc.	274,916	30,974,786
#*	Jamf Holding Corp.	59,041	1,081,041
#*	JFrog Ltd.	127,879	4,931,014
*	Key Tronic Corp.	11,279	43,650
*	Keysight Technologies, Inc.	145,115	20,253,701
*	Kimball Electronics, Inc.	39,734	941,696
	KLA Corp.	95,365	78,492,071
*	Knowles Corp.	277,435	5,068,737
#	Kulicke & Soffa Industries, Inc.	115,108	5,429,644
*	KVH Industries, Inc.	19,953	88,791
*	Kyndryl Holdings, Inc.	213,597	5,739,351
	Lam Research Corp.	72,209	66,521,819
#*	Lantronix, Inc.	49,076	201,212

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lattice Semiconductor Corp.	121,248	$6,426,144
*	LGL Group, Inc.	1,687	9,498
	Littelfuse, Inc.	38,469	10,275,455
*	LiveRamp Holdings, Inc.	134,228	4,064,424
#*	Lumentum Holdings, Inc.	99,805	5,167,903
*	Luna Innovations, Inc.	63,841	191,523
*	MACOM Technology Solutions Holdings, Inc.	77,730	7,844,512
*	Manhattan Associates, Inc.	47,679	12,176,263
	Marvell Technology, Inc.	341,720	22,888,406
*	Matterport, Inc.	288,908	1,282,752
*	MaxLinear, Inc.	77,939	1,102,057
#*	MeridianLink, Inc.	7,069	167,040
	Methode Electronics, Inc.	56,223	711,783
	Microchip Technology, Inc.	384,022	34,093,473
	Micron Technology, Inc.	522,278	57,356,570
	Microsoft Corp.	3,877,731	1,622,248,764
*	Mirion Technologies, Inc.	78,031	822,447
#*	Mitek Systems, Inc.	80,280	1,068,527
*	MongoDB, Inc.	19,934	5,030,544
	Monolithic Power Systems, Inc.	20,035	17,292,008
	Motorola Solutions, Inc.	98,334	39,227,399
#*	M-Tron Industries, Inc.	843	29,522
*	N-able, Inc.	119,952	1,672,131
	Napco Security Technologies, Inc.	45,988	2,566,590
#*	Navitas Semiconductor Corp.	3,345	12,410
#*	nCino, Inc.	84,745	2,776,246
#*	NCR Voyix Corp.	135,746	2,002,253
	NetApp, Inc.	197,406	25,066,614
#*	NETGEAR, Inc.	69,474	1,103,247
*	NetScout Systems, Inc.	46,900	954,415
#*	nLight, Inc.	83,527	1,008,171
*	Nortech Systems, Inc.	1,100	15,994
#*	Novanta, Inc.	44,308	8,027,723
*	Nutanix, Inc., Class A	25,045	1,265,023
#	NVE Corp.	5,648	504,366
	NVIDIA Corp.	15,004,491	1,755,825,469
	NXP Semiconductors NV	109,609	28,844,704
*	Okta, Inc.	117,692	11,055,986
*	Olo, Inc., Class A	56,511	270,123
*	ON Semiconductor Corp.	448,097	35,063,590
*	ON24, Inc.	66,686	438,127
*	OneSpan, Inc.	56,471	835,771
*	Onto Innovation, Inc.	51,133	9,781,743
*	Ooma, Inc.	15,345	159,588
*	Optical Cable Corp.	3,696	10,164
	Oracle Corp.	840,214	117,167,842
*	OSI Systems, Inc.	29,417	4,353,128
*	Palantir Technologies, Inc., Class A	598,388	16,090,653
*	Palo Alto Networks, Inc.	88,194	28,639,238
#*	PAR Technology Corp.	24,163	1,223,614
	PC Connection, Inc.	54,714	3,915,881
*	PDF Solutions, Inc.	51,745	1,815,732
	Pegasystems, Inc.	33,966	2,368,110
*	Perficient, Inc.	360	27,148
*	Photronics, Inc.	288,781	7,337,925
*	Plexus Corp.	56,152	7,197,002
	Power Integrations, Inc.	68,194	4,980,890
#*	Powerfleet, Inc. NJ	61,143	276,978
*	PowerSchool Holdings, Inc., Class A	65,413	1,475,717

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Procore Technologies, Inc.	77,878	$5,531,674
	Progress Software Corp.	96,220	5,619,248
*	PTC, Inc.	74,458	13,242,355
*	Pure Storage, Inc., Class A	221,099	13,250,463
*	Q2 Holdings, Inc.	53,900	3,636,633
*	Qorvo, Inc.	160,244	19,197,231
	QUALCOMM, Inc.	801,076	144,954,702
*	Qualys, Inc.	57,505	8,576,296
#*	QuickLogic Corp.	2,500	27,000
*	Rambus, Inc.	126,395	6,501,759
#*	Red Violet, Inc.	3,537	91,113
*	RF Industries Ltd.	9,040	37,697
*	Ribbon Communications, Inc.	99,186	336,241
#	Richardson Electronics Ltd.	21,406	256,230
*	Rimini Street, Inc.	179,555	398,612
*	RingCentral, Inc., Class A	8,129	284,921
#*	Riot Platforms, Inc.	412,890	4,207,349
*	Rogers Corp.	27,356	3,342,356
	Roper Technologies, Inc.	41,731	22,732,962
	Salesforce, Inc.	276,131	71,462,703
#*	Samsara, Inc., Class A	38,194	1,462,066
*	Sanmina Corp.	120,317	9,063,480
	Sapiens International Corp. NV	55,711	2,167,158
*	ScanSource, Inc.	51,441	2,677,504
	Seagate Technology Holdings PLC	183,447	18,742,780
#*	SecureWorks Corp., Class A	19,292	148,548
*	SEMrush Holdings, Inc., Class A	6,295	92,788
*	SentinelOne, Inc., Class A	414,893	9,501,050
*	ServiceNow, Inc.	36,022	29,335,957
*	SigmaTron International, Inc.	3,900	13,065
#*	Silicon Laboratories, Inc.	49,129	5,901,867
#*	SiTime Corp.	15,481	2,197,528
	Skyworks Solutions, Inc.	149,310	16,964,602
#*	SMART Global Holdings, Inc.	109,255	2,556,567
#*	SmartRent, Inc.	102,169	187,991
*	Smartsheet, Inc., Class A	16,472	789,997
#*	SolarEdge Technologies, Inc.	1,831	52,843
	SolarWinds Corp.	197,412	2,355,125
*	SPS Commerce, Inc.	4,949	1,066,114
*	Super Micro Computer, Inc.	44,878	31,488,649
#*	Synaptics, Inc.	55,016	4,803,997
*	Synopsys, Inc.	47,246	26,378,387
	TD SYNNEX Corp.	114,133	13,601,230
	TE Connectivity Ltd.	181,858	28,066,145
*	Teledyne Technologies, Inc.	34,169	14,414,534
*	Telos Corp.	45,785	196,875
*	Teradata Corp.	123,982	4,019,496
	Teradyne, Inc.	113,417	14,875,774
#*	Terawulf, Inc.	48,572	202,060
	Texas Instruments, Inc.	748,830	152,619,042
*	TransAct Technologies, Inc.	1,855	7,401
*	Trimble, Inc.	199,370	10,873,640
*	Trio-Tech International	1,525	8,415
*	TTM Technologies, Inc.	215,980	4,185,692
*	Turtle Beach Corp.	5,485	79,368
*	Twilio, Inc., Class A	190,734	11,278,101
*	Tyler Technologies, Inc.	21,500	12,214,365
*	Ultra Clean Holdings, Inc.	101,643	4,397,076
*	Unisys Corp.	70,522	335,685

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	48,479	$10,792,395
*	Varonis Systems, Inc.	3,155	173,935
#*	Veeco Instruments, Inc.	88,158	3,650,623
*	Verint Systems, Inc.	117,626	4,251,004
*	VeriSign, Inc.	78,826	14,741,250
#*	Vertex, Inc., Class A	28,934	1,147,233
*	Viant Technology, Inc., Class A	2,954	34,355
*	Viavi Solutions, Inc.	407,669	3,277,659
#	Vishay Intertechnology, Inc.	269,891	6,561,050
*	Vishay Precision Group, Inc.	26,216	898,947
	Vontier Corp.	198,935	7,804,220
*	Western Digital Corp.	194,388	13,033,715
*	WidePoint Corp.	4,900	18,375
*	Workday, Inc., Class A	42,783	9,716,875
	Xerox Holdings Corp.	27,068	291,387
*	Yext, Inc.	47,301	272,454
*	Zebra Technologies Corp., Class A	47,732	16,763,001
*	Zoom Video Communications, Inc., Class A	93,504	5,647,642
*	Zscaler, Inc.	33,761	6,055,035
TOTAL INFORMATION TECHNOLOGY			8,958,248,031
MATERIALS — (3.6%)
	AdvanSix, Inc.	48,650	1,360,741
	Air Products & Chemicals, Inc.	96,372	25,427,752
#	Albemarle Corp.	71,400	6,688,038
	Alcoa Corp.	96,875	3,200,750
	Alpha Metallurgical Resources, Inc.	27,556	8,140,318
*	Alto Ingredients, Inc.	46,894	74,561
	Amcor PLC	892,064	9,393,434
*	American Biltrite, Inc.	17	1,526
	American Vanguard Corp.	17,133	164,819
	AptarGroup, Inc.	104,911	15,419,819
#*	Arcadium Lithium PLC	727,956	2,314,900
	Arch Resources, Inc.	42,663	6,252,263
*	Arq, Inc.	44,340	289,984
*	Ascent Industries Co.	8,075	81,396
	Ashland, Inc.	95,982	9,276,660
*	Aspen Aerogels, Inc.	101,385	2,069,268
#*	ATI, Inc.	185,772	12,578,622
	Avery Dennison Corp.	90,910	19,712,015
	Avient Corp.	128,662	5,820,669
*	Axalta Coating Systems Ltd.	289,463	10,319,356
	Balchem Corp.	50,215	8,911,154
	Ball Corp.	236,390	15,088,774
	Berry Global Group, Inc.	303,278	19,931,430
#	Cabot Corp.	114,681	11,501,358
	Caledonia Mining Corp. PLC	1,100	12,870
	Carpenter Technology Corp.	84,897	12,383,925
	Celanese Corp.	110,566	15,606,391
#*	Century Aluminum Co.	93,351	1,410,534
	CF Industries Holdings, Inc.	305,398	23,329,353
	Chemours Co.	142,055	3,433,469
*	Clearwater Paper Corp.	248,011	13,757,170
*	Cleveland-Cliffs, Inc.	339,464	5,210,772
*	Coeur Mining, Inc.	585,686	3,801,102
	Commercial Metals Co.	240,137	14,432,234
*	Core Molding Technologies, Inc.	11,422	210,736
	Corteva, Inc.	502,230	28,175,103
	Crown Holdings, Inc.	197,731	17,538,740

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Dakota Gold Corp.	62,653	$149,114
	Dow, Inc.	744,363	40,545,453
	DuPont de Nemours, Inc.	214,257	17,933,311
	Eagle Materials, Inc.	68,709	18,709,461
	Eastman Chemical Co.	151,316	15,635,482
	Ecolab, Inc.	113,210	26,116,415
#*	Ecovyst, Inc.	213,503	2,036,819
	Element Solutions, Inc.	245,527	6,616,953
	Ferroglobe PLC	151,743	842,174
	FMC Corp.	62,709	3,659,697
	Fortitude Gold Corp.	38,385	178,106
	Freeport-McMoRan, Inc.	898,463	40,799,205
	Friedman Industries, Inc.	9,041	152,793
#*	Gatos Silver, Inc.	47,847	608,135
#	Graphic Packaging Holding Co.	699,317	21,049,442
	Greif, Inc. (GEF US), Class A	64,805	4,321,197
	Greif, Inc. (GEF/B US), Class B	23,807	1,682,441
	Hawkins, Inc.	47,316	4,916,132
	Haynes International, Inc.	2,468	146,969
	HB Fuller Co.	108,121	9,320,030
	Hecla Mining Co.	537,410	3,106,230
	Huntsman Corp.	359,027	8,591,516
*	Idaho Strategic Resources, Inc.	58	637
*	Ingevity Corp.	57,995	2,661,391
	Innospec, Inc.	44,002	5,770,422
	International Flavors & Fragrances, Inc.	136,783	13,607,173
	International Paper Co.	246,517	11,458,110
*	Intrepid Potash, Inc.	25,379	662,138
	Kaiser Aluminum Corp.	30,617	2,409,252
*	Knife River Corp.	94,808	7,539,132
	Koppers Holdings, Inc.	44,099	1,795,270
	Kronos Worldwide, Inc.	101,204	1,210,400
	Linde PLC	225,284	102,166,294
	Louisiana-Pacific Corp.	118,996	11,680,647
#*	LSB Industries, Inc.	221,169	2,014,850
	LyondellBasell Industries NV, Class A	400,118	39,795,736
	Martin Marietta Materials, Inc.	55,426	32,887,017
	Materion Corp.	34,420	4,145,201
	Mativ Holdings, Inc.	138,610	2,646,065
	Mercer International, Inc.	135,031	1,028,936
*	Metallus, Inc.	121,567	2,725,532
	Minerals Technologies, Inc.	46,948	3,679,784
	Mosaic Co.	242,879	7,230,508
	Myers Industries, Inc.	55,644	829,096
	NewMarket Corp.	19,207	10,772,630
	Newmont Corp.	630,123	30,920,136
*	Nexa Resources SA	10,408	75,354
	Northern Technologies International Corp.	15,000	197,550
	Nucor Corp.	318,185	51,845,064
*	O-I Glass, Inc.	9,897	132,224
	Olin Corp.	285,216	13,008,702
	Olympic Steel, Inc.	37,847	1,918,086
	Orion SA	70,691	1,740,412
	Packaging Corp. of America	145,752	29,131,452
	Pactiv Evergreen, Inc.	1,543	20,275
#*	Perimeter Solutions SA	62,292	603,609
	PPG Industries, Inc.	183,526	23,304,131
	Quaker Chemical Corp.	9,103	1,652,832
	Radius Recycling, Inc.	22,564	408,860

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ramaco Resources, Inc. (METC US), Class A	21,547	$293,039
	Ramaco Resources, Inc. (METCB US), Class B	459	5,366
*	Ranpak Holdings Corp.	33,442	241,451
*	Rayonier Advanced Materials, Inc.	112,113	745,551
	Reliance, Inc.	86,198	26,252,463
#††	Resolute Forest Products, Inc.	163,412	232,045
#	Royal Gold, Inc.	91,793	12,678,449
	RPM International, Inc.	154,445	18,758,890
	Ryerson Holding Corp.	76,436	1,818,412
	Sealed Air Corp.	161,535	6,146,407
	Sensient Technologies Corp.	51,035	3,983,282
	Sherwin-Williams Co.	164,408	57,674,326
	Silgan Holdings, Inc.	229,732	11,815,117
	Sonoco Products Co.	194,662	10,496,175
#	Southern Copper Corp.	58,844	6,273,359
	Steel Dynamics, Inc.	282,821	37,677,414
	Stepan Co.	39,998	3,385,031
*	Summit Materials, Inc., Class A	258,449	10,797,999
	SunCoke Energy, Inc.	208,058	2,434,279
	Sylvamo Corp.	66,570	4,906,875
	Tredegar Corp.	64,820	370,122
	TriMas Corp.	83,464	2,051,545
#	Tronox Holdings PLC	266,107	4,300,289
*	U.S. Gold Corp.	2,698	15,756
#	U.S. Lime & Minerals, Inc.	47,335	4,025,842
*	Universal Stainless & Alloy Products, Inc.	18,614	698,397
	Vulcan Materials Co.	117,856	32,352,651
	Warrior Met Coal, Inc.	117,737	8,136,804
	Westlake Corp.	56,735	8,388,837
#	Worthington Steel, Inc.	90,166	3,594,918
TOTAL MATERIALS			1,264,665,080
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	172,441
*	CBRE Group, Inc., Class A	302,427	34,086,547
*	CKX Lands, Inc.	743	9,741
*	Compass, Inc., Class A	29,998	131,691
*	Comstock Holding Cos., Inc.	2,585	16,415
*	CoStar Group, Inc.	178,350	13,914,867
*	Cushman & Wakefield PLC	225,138	2,951,559
#	DigitalBridge Group, Inc.	178,387	2,520,608
*	Douglas Elliman, Inc.	84,533	174,138
*	Five Point Holdings LLC, Class A	70,034	234,614
*	Forestar Group, Inc.	29,107	920,654
*	FRP Holdings, Inc.	38,786	1,167,071
*	Howard Hughes Holdings, Inc.	90,970	6,747,245
*	Jones Lang LaSalle, Inc.	74,770	18,759,793
*»	JW Mays, Inc.	900	39,150
#	Kennedy-Wilson Holdings, Inc.	195,224	2,032,282
	Marcus & Millichap, Inc.	79,667	3,155,610
#*	Maui Land & Pineapple Co., Inc.	9,974	238,478
	Newmark Group, Inc., Class A	225,178	2,922,810
#*	Opendoor Technologies, Inc.	897,578	2,082,381
*	Rafael Holdings, Inc., Class B	19,697	29,349
	St. Joe Co.	90,897	5,606,527
#*	Stratus Properties, Inc.	6,238	172,294
#*	Tejon Ranch Co.	53,893	1,023,967
*	Zillow Group, Inc. (Z US), Class C	134,835	6,566,464

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Zillow Group, Inc. (ZG US), Class A	58,679	$2,781,385
TOTAL REAL ESTATE			108,458,081
UTILITIES — (2.2%)
	AES Corp.	445,524	7,925,872
	ALLETE, Inc.	63,894	4,121,163
	Alliant Energy Corp.	236,759	13,178,006
#*	Altus Power, Inc.	100,300	421,260
	Ameren Corp.	172,084	13,641,099
	American Electric Power Co., Inc.	250,917	24,619,976
	American States Water Co.	56,025	4,623,743
	American Water Works Co., Inc.	113,895	16,214,092
	Artesian Resources Corp., Class A	9,786	383,318
	Atmos Energy Corp.	102,106	13,057,315
	Avista Corp.	88,959	3,485,414
	Black Hills Corp.	55,728	3,290,738
#	Brookfield Renewable Corp., Class A	140,256	3,941,194
	California Water Service Group	72,894	3,896,913
	CenterPoint Energy, Inc.	432,065	11,989,804
	Chesapeake Utilities Corp.	25,608	3,022,512
#	Clearway Energy, Inc. (CWEN US), Class C	76,238	2,034,030
	Clearway Energy, Inc. (CWENA US), Class A	26,969	664,246
	CMS Energy Corp.	215,833	13,985,978
	Consolidated Edison, Inc.	200,815	19,583,479
#	Consolidated Water Co. Ltd.	26,390	766,893
	Constellation Energy Corp.	188,364	35,751,487
	Dominion Energy, Inc.	261,014	13,953,808
	DTE Energy Co.	122,301	14,740,940
	Duke Energy Corp.	369,102	40,331,776
	Edison International	186,212	14,898,822
	Entergy Corp.	131,363	15,234,167
	Essential Utilities, Inc.	222,583	9,047,999
	Evergy, Inc.	184,147	10,680,526
	Eversource Energy	184,833	11,997,510
	Exelon Corp.	445,235	16,562,742
	FirstEnergy Corp.	280,717	11,764,850
	Genie Energy Ltd., Class B	58,152	986,258
	Global Water Resources, Inc.	1,904	24,619
#	IDACORP, Inc.	72,282	7,065,566
#	MGE Energy, Inc.	53,374	4,688,372
	Middlesex Water Co.	26,334	1,750,684
	National Fuel Gas Co.	76,220	4,465,730
	New Jersey Resources Corp.	143,120	6,690,860
	NextEra Energy, Inc.	957,284	73,126,925
#	NiSource, Inc.	296,183	9,255,719
#	Northwest Natural Holding Co.	30,127	1,204,477
	Northwestern Energy Group, Inc.	51,221	2,754,153
	NRG Energy, Inc.	437,560	32,891,385
	OGE Energy Corp.	222,267	8,617,292
#	ONE Gas, Inc.	70,572	4,913,928
#	Ormat Technologies, Inc.	94,696	7,352,197
#	Otter Tail Corp.	64,486	6,249,983
	PG&E Corp.	519,158	9,474,634
#	Pinnacle West Capital Corp.	99,704	8,533,665
	PNM Resources, Inc.	122,521	5,094,423
	Portland General Electric Co.	120,995	5,732,743
	PPL Corp.	267,021	7,935,864
	Public Service Enterprise Group, Inc.	300,038	23,934,031
#*	Pure Cycle Corp.	31,214	343,354

U.S. Core Equity 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
# RGC Resources, Inc.	7,658	$172,382
Sempra	295,714	23,674,863
SJW Group	35,366	2,143,533
Southern Co.	534,107	44,608,617
Southwest Gas Holdings, Inc.	58,444	4,334,207
Spire, Inc.	58,560	3,899,510
UGI Corp.	143,715	3,561,258
Unitil Corp.	25,846	1,583,843
Vistra Corp.	698,187	55,310,374
WEC Energy Group, Inc.	187,863	16,167,490
Xcel Energy, Inc.	324,279	18,898,980
York Water Co.	19,502	805,628
TOTAL UTILITIES		768,059,219
TOTAL COMMON STOCKS		34,740,362,414
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	5,806	132,783
TOTAL INVESTMENT SECURITIES (Cost $11,494,172,111)		34,740,495,197

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	318,708,844	318,708,844
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	37,975,162	439,258,699
TOTAL INVESTMENTS — (100.0%)
(Cost $12,252,140,569)^^			$35,498,462,740
As of July 31, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,051	09/20/24	$290,019,417	$292,072,900	$2,053,483
Total Futures Contracts			$290,019,417	$292,072,900	$2,053,483
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,642,612,322	—	—	$2,642,612,322
Consumer Discretionary	3,631,514,986	$5,436	—	3,631,520,422
Consumer Staples	2,018,700,193	103,194	—	2,018,803,387
Energy	1,981,427,927	—	—	1,981,427,927
Financials	5,357,001,810	2,500	—	5,357,004,310
Health Care	3,537,366,404	—	$1,048,059	3,538,414,463

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$4,469,983,063	$1,162,314	$3,795	$4,471,149,172
Information Technology	8,958,248,031	—	—	8,958,248,031
Materials	1,264,433,035	—	232,045	1,264,665,080
Real Estate	108,418,931	39,150	—	108,458,081
Utilities	768,059,219	—	—	768,059,219
Preferred Stocks
Communication Services	132,783	—	—	132,783
Temporary Cash Investments	318,708,844	—	—	318,708,844
Securities Lending Collateral	—	439,258,699	—	439,258,699
Total Investments in Securities	$35,056,607,548	$440,571,293	$1,283,899˂˃	$35,498,462,740
Financial Instruments
Assets
Futures Contracts**	2,053,483	—	—	2,053,483
Total Financial Instruments	$2,053,483	—	—	$2,053,483
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (6.3%)
#*	Advantage Solutions, Inc.	110,220	$441,982
	Alphabet, Inc. (GOOG US), Class C	1,788,560	309,689,164
	Alphabet, Inc. (GOOGL US), Class A	2,394,977	410,834,355
*	AMC Networks, Inc., Class A	69,355	771,921
*	Angi, Inc.	88,329	204,923
*	Anterix, Inc.	39,771	1,601,180
	AT&T, Inc.	3,969,677	76,416,282
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	25,005	1,148,230
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	75,182	3,265,154
	ATN International, Inc.	12,580	373,249
*	Bandwidth, Inc., Class A	54,306	1,239,263
#	Cable One, Inc.	10,731	4,435,981
#*	Cardlytics, Inc.	57,698	478,316
*	Cargurus, Inc.	176,745	4,386,811
#*	Cars.com, Inc.	183,771	3,789,358
#*	Charter Communications, Inc., Class A	112,322	42,650,910
#*	Cinemark Holdings, Inc.	270,650	6,381,927
	Comcast Corp., Class A	3,103,081	128,064,153
*	Consolidated Communications Holdings, Inc.	190,075	874,345
#*	Creative Realities, Inc.	2,782	13,381
*	DHI Group, Inc.	750,413	1,590,876
*	EchoStar Corp., Class A	114,611	2,301,389
	Electronic Arts, Inc.	116,272	17,550,096
#	Endeavor Group Holdings, Inc., Class A	48,351	1,325,784
	Entravision Communications Corp., Class A	145,547	318,748
*	Eventbrite, Inc., Class A	45,200	221,028
*	EverQuote, Inc., Class A	1,868	48,736
	Fox Corp. (FOX US), Class B	233,522	8,273,685
	Fox Corp. (FOXA US), Class A	282,235	10,736,219
#*	Frontier Communications Parent, Inc.	192,646	5,644,528
#*	Gambling.com Group Ltd.	15,145	145,695
*	Gannett Co., Inc.	28,837	141,590
*††	GCI Liberty, Inc.	228,724	0
#	Gray Television, Inc. (GTN/A US), Class A	3,160	27,998
#*	Harte Hanks, Inc.	2,212	18,669
	IDT Corp., Class B	217,378	8,310,361
*	IMAX Corp.	19,460	410,606
*	Integral Ad Science Holding Corp.	309,693	3,152,675
	Interpublic Group of Cos., Inc.	686,983	22,100,243
	Iridium Communications, Inc.	309,905	8,894,274
	John Wiley & Sons, Inc. (WLY US), Class A	43,477	2,076,027
	John Wiley & Sons, Inc. (WLYB US), Class B	1,412	67,352
#*	Lee Enterprises, Inc.	1,505	15,336
*	Liberty Broadband Corp. (LBRDA US), Class A	13,937	922,908
*	Liberty Broadband Corp. (LBRDK US), Class C	106,084	7,149,001
*	Liberty Global Ltd. (LBTYA US), Class A	40,857	796,303
*	Liberty Global Ltd. (LBTYK US), Class C	20,139	404,995
*	Liberty Latin America Ltd. (LILA US), Class A	202,611	2,123,363
*	Liberty Latin America Ltd. (LILAK US), Class C	262,999	2,787,789
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	20,356	1,505,733
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	220,110	17,800,296
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	25,309	955,921
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	69,306	2,704,320

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	1,998	$45,195
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	4,182	94,137
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	276,860	2,538,806
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	426,942	3,518,002
*	Live Nation Entertainment, Inc.	129,375	12,444,581
*	Madison Square Garden Entertainment Corp.	70,079	2,767,420
*	Madison Square Garden Sports Corp.	19,917	3,991,566
*	Magnite, Inc.	355,136	5,163,677
#	Marcus Corp.	37,325	469,922
*	Match Group, Inc.	132,980	5,071,857
	Meta Platforms, Inc., Class A	1,058,716	502,710,118
*	Netflix, Inc.	70,410	44,242,124
	New York Times Co., Class A	256,031	13,720,701
#	News Corp. (NWS US), Class B	260,357	7,417,571
	News Corp. (NWSA US), Class A	353,154	9,739,987
	Nexstar Media Group, Inc.	95,232	17,597,921
#*	Nextdoor Holdings, Inc.	25,569	72,616
	Omnicom Group, Inc.	323,003	31,667,214
	Paramount Global (PARA US), Class B	160,273	1,830,318
	Paramount Global (PARAA US), Class A	17,062	390,720
*	Pinterest, Inc., Class A	191,320	6,112,674
	Playtika Holding Corp.	76,119	580,788
*	PubMatic, Inc., Class A	133,767	2,937,523
*	QuinStreet, Inc.	104,935	1,962,285
#*	Reading International, Inc. (RDI US), Class A	15,868	23,167
*»	Reading International, Inc. (RDIB US), Class B	300	4,128
#*	Reservoir Media, Inc.	15,270	121,549
*	ROBLOX Corp., Class A	29,740	1,234,805
	Saga Communications, Inc., Class A	13,087	202,849
	Scholastic Corp.	66,362	2,079,121
	Shenandoah Telecommunications Co.	180,301	3,838,608
#	Shutterstock, Inc.	39,885	1,763,715
#	Sinclair, Inc.	168,990	2,599,066
*	Snap, Inc., Class A	550,277	7,329,690
#*	Sphere Entertainment Co.	63,288	2,815,050
	Spok Holdings, Inc.	53,905	826,364
*	Spotify Technology SA	29,127	10,017,940
#*	Stagwell, Inc.	29,040	193,987
*	Take-Two Interactive Software, Inc.	137,486	20,695,768
#*	TechTarget, Inc.	68,643	2,196,576
	TEGNA, Inc.	416,687	6,637,824
	Telephone & Data Systems, Inc.	154,169	3,268,383
#*	Thryv Holdings, Inc.	70,399	1,371,373
	TKO Group Holdings, Inc.	71,712	7,841,707
	T-Mobile U.S., Inc.	418,818	76,342,145
	Townsquare Media, Inc., Class A	32,123	388,046
*	Trade Desk, Inc., Class A	92,791	8,340,055
*	Travelzoo	45,377	461,484
*	TripAdvisor, Inc.	235,095	4,144,725
*	TrueCar, Inc.	79,717	291,764
*	U.S. Cellular Corp.	80,372	4,319,995
*	Urban One, Inc. (UONEK US)	81,664	114,330
	Verizon Communications, Inc.	2,936,906	119,003,431
*	Vimeo, Inc.	259,020	1,041,260
	Walt Disney Co.	727,530	68,162,286
*	Warner Bros Discovery, Inc.	474,759	4,106,665
#	Warner Music Group Corp., Class A	48,785	1,464,038
*	WideOpenWest, Inc.	65,912	359,220
*	Yelp, Inc.	96,958	3,532,180

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zedge, Inc., Class B	8,399	$30,404
*	Ziff Davis, Inc.	99,669	4,772,152
TOTAL COMMUNICATION SERVICES			2,176,607,002
CONSUMER DISCRETIONARY — (9.5%)
#*	1-800-Flowers.com, Inc., Class A	77,216	799,958
*	Abercrombie & Fitch Co., Class A	173,759	25,625,977
#	Academy Sports & Outdoors, Inc.	105,687	5,714,496
#	Acushnet Holdings Corp.	167,733	12,174,061
*	Adient PLC	147,112	3,789,605
	ADT, Inc.	186,741	1,452,845
*	Adtalem Global Education, Inc.	105,828	8,297,973
	Advance Auto Parts, Inc.	19,701	1,247,664
*	Airbnb, Inc., Class A	41,023	5,725,170
#	A-Mark Precious Metals, Inc.	62,219	2,391,698
*	Amazon.com, Inc.	3,289,841	615,134,470
	AMCON Distributing Co.	1,168	162,375
*	American Axle & Manufacturing Holdings, Inc.	364,262	2,706,467
#	American Eagle Outfitters, Inc.	422,342	9,312,641
*	American Outdoor Brands, Inc.	31,950	297,774
*	American Public Education, Inc.	42,476	847,821
#*	America's Car-Mart, Inc.	17,988	1,245,669
*	Aptiv PLC	305,366	21,189,347
	Aramark	369,099	12,649,023
#	Arhaus, Inc.	104,077	1,580,930
	Ark Restaurants Corp.	7,366	104,597
#	Arko Corp.	121,831	797,993
*	Asbury Automotive Group, Inc.	51,636	13,901,444
	Autoliv, Inc.	167,514	16,942,366
*	AutoNation, Inc.	113,313	21,611,055
*	AutoZone, Inc.	3,741	11,723,134
	Bassett Furniture Industries, Inc.	18,048	237,151
	Bath & Body Works, Inc.	125,058	4,595,881
#*	Beazer Homes USA, Inc.	82,176	2,766,866
	Best Buy Co., Inc.	562,690	48,683,939
	Big 5 Sporting Goods Corp.	63,705	130,595
*	Biglari Holdings, Inc. (BH US), Class B	4,820	967,615
*	Biglari Holdings, Inc. (BH/A US), Class A	446	432,065
*	BJ's Restaurants, Inc.	42,232	1,333,687
	Bloomin' Brands, Inc.	118,258	2,465,679
	Booking Holdings, Inc.	9,624	35,753,256
*	Boot Barn Holdings, Inc.	67,293	8,982,270
	BorgWarner, Inc.	253,629	8,955,640
	Boyd Gaming Corp.	77,977	4,746,460
*	Bright Horizons Family Solutions, Inc.	89,633	10,778,368
*	Brinker International, Inc.	80,810	5,398,916
#	Brunswick Corp.	162,447	13,231,308
#	Buckle, Inc.	125,514	5,420,950
#	Build-A-Bear Workshop, Inc.	39,342	1,066,955
*	Burlington Stores, Inc.	58,109	15,126,935
#*	Caesars Entertainment, Inc.	16,788	670,681
#	Caleres, Inc.	98,986	3,816,900
#	Camping World Holdings, Inc., Class A	89,142	2,039,569
*	CarMax, Inc.	208,316	17,590,203
*	CarParts.com, Inc.	32,476	32,801
	Carriage Services, Inc.	44,345	1,421,701
#	Carter's, Inc.	77,403	4,686,752
*	Carvana Co.	50,254	6,695,340
	Cato Corp., Class A	1,395	7,142

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	16,790	$6,961,470
	Century Communities, Inc.	90,349	9,460,444
#	Cheesecake Factory, Inc.	115,955	4,509,490
#*	Children's Place, Inc.	293	2,291
*	Chipotle Mexican Grill, Inc.	378,900	20,581,848
	Choice Hotels International, Inc.	75,521	9,625,151
	Churchill Downs, Inc.	88,391	12,689,412
*	Chuy's Holdings, Inc.	34,592	1,283,017
#*	Citi Trends, Inc.	19,771	387,709
	Clarus Corp.	19,722	119,121
#	Columbia Sportswear Co.	138,650	11,327,705
#*	Container Store Group, Inc.	55,899	49,169
*	Coursera, Inc.	70,883	659,212
#	Cracker Barrel Old Country Store, Inc.	23,471	1,075,676
*	Crocs, Inc.	121,055	16,266,160
*	Culp, Inc.	24,674	124,850
	Dana, Inc.	309,061	3,928,165
	Darden Restaurants, Inc.	154,438	22,592,735
*	Dave & Buster's Entertainment, Inc.	40,600	1,526,966
*	Deckers Outdoor Corp.	18,262	16,849,069
#	Designer Brands, Inc., Class A	96,517	787,579
#*	Destination XL Group, Inc.	80,851	301,574
#	Dick's Sporting Goods, Inc.	114,739	24,823,783
	Dillard's, Inc., Class A	19,364	7,718,297
	Domino's Pizza, Inc.	19,533	8,373,797
*	DoorDash, Inc., Class A	140,553	15,562,028
*	Dorman Products, Inc.	65,678	6,657,779
	DR Horton, Inc.	195,886	35,245,768
*	DraftKings, Inc., Class A	153,846	5,684,610
*	Dream Finders Homes, Inc., Class A	9,629	303,795
*	Duolingo, Inc.	16,346	2,810,531
	eBay, Inc.	592,282	32,936,802
*	El Pollo Loco Holdings, Inc.	73,877	890,957
	Escalade, Inc.	37,461	557,420
#	Ethan Allen Interiors, Inc.	63,852	1,971,111
*	Etsy, Inc.	86,315	5,622,559
*	Everi Holdings, Inc.	13,173	169,536
#*	Expedia Group, Inc.	61,269	7,822,213
#*	Figs, Inc., Class A	95,779	622,563
#*	First Watch Restaurant Group, Inc.	5,030	81,838
*	Five Below, Inc.	87,336	6,352,821
	Flanigan's Enterprises, Inc.	2,891	76,756
#	Flexsteel Industries, Inc.	18,326	695,472
#*	Floor & Decor Holdings, Inc., Class A	109,958	10,775,884
	Foot Locker, Inc.	118,464	3,442,564
	Ford Motor Co.	3,648,024	39,471,620
*	Fox Factory Holding Corp.	100,175	5,348,343
*	Frontdoor, Inc.	165,928	6,547,519
#*	Full House Resorts, Inc.	23,954	134,861
#*	Funko, Inc., Class A	55,943	558,871
	Gap, Inc.	244,037	5,729,989
	Garmin Ltd.	161,695	27,690,269
*	Garrett Motion, Inc.	96,163	842,388
	General Motors Co.	1,068,788	47,368,684
*	Genesco, Inc.	21,975	677,489
	Gentex Corp.	444,555	13,807,878
*	Gentherm, Inc.	81,222	4,481,830
	Genuine Parts Co.	187,569	27,593,276
*	G-III Apparel Group Ltd.	153,430	4,230,065

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	318,985	$3,732,124
	Graham Holdings Co., Class B	9,776	7,574,934
*	Grand Canyon Education, Inc.	83,686	13,050,832
*	Green Brick Partners, Inc.	15,871	1,160,964
	Group 1 Automotive, Inc.	35,226	12,882,853
	Guess?, Inc.	139,850	3,363,392
	H&R Block, Inc.	178,641	10,350,460
	Hamilton Beach Brands Holding Co., Class A	27,412	535,356
#*	Hanesbrands, Inc.	525,856	3,123,585
	Harley-Davidson, Inc.	136,821	5,130,787
	Hasbro, Inc.	131,103	8,450,899
#	Haverty Furniture Cos., Inc. (HVT US)	53,102	1,554,296
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	73,154
*	Helen of Troy Ltd.	53,869	3,184,197
*	Hilton Grand Vacations, Inc.	101,621	4,391,043
	Hilton Worldwide Holdings, Inc.	86,501	18,569,170
	Home Depot, Inc.	543,803	200,206,512
	Hooker Furnishings Corp.	45,153	689,486
#*	Hovnanian Enterprises, Inc., Class A	300	62,967
	Hyatt Hotels Corp., Class A	43,346	6,386,166
#	Installed Building Products, Inc.	62,161	16,805,226
	International Game Technology PLC	98,836	2,319,681
	J Jill, Inc.	3,140	120,733
#	Jack in the Box, Inc.	29,986	1,782,368
*	JAKKS Pacific, Inc.	3,420	71,957
#	Johnson Outdoors, Inc., Class A	21,439	909,014
	KB Home	157,600	13,566,208
#	Kohl's Corp.	86,495	1,873,482
	Kontoor Brands, Inc.	97,066	6,809,180
#	Krispy Kreme, Inc.	66,243	704,163
#*	Kura Sushi USA, Inc., Class A	4,648	267,214
	Lakeland Industries, Inc.	30,717	724,921
*	Lands' End, Inc.	84,142	1,488,472
#*	Landsea Homes Corp.	33,937	413,353
	Las Vegas Sands Corp.	39,122	1,551,970
*	Latham Group, Inc.	9,398	34,209
	Laureate Education, Inc.	116,956	1,812,818
*††	Lazare Kaplan International, Inc.	3,667	0
#	La-Z-Boy, Inc.	126,564	5,586,535
#	LCI Industries	71,618	8,357,104
	Lear Corp.	118,491	14,460,642
#*	Legacy Housing Corp.	9,372	266,915
	Lennar Corp. (LEN US), Class A	264,168	46,739,244
#	Lennar Corp. (LENB US), Class B	31,301	5,163,413
#	Levi Strauss & Co., Class A	117,334	2,150,732
*	LGI Homes, Inc.	69,991	8,053,864
#*	Life Time Group Holdings, Inc.	78,200	1,624,214
	Lifetime Brands, Inc.	51,471	444,709
*	Light & Wonder, Inc.	120,879	12,958,229
*	Lincoln Educational Services Corp.	56,293	794,294
#	Lithia Motors, Inc.	52,671	14,554,577
*	Live Ventures, Inc.	116	2,071
	LKQ Corp.	301,344	12,505,776
#*	Lovesac Co.	41,627	1,138,915
	Lowe's Cos., Inc.	110,465	27,120,262
*	Lululemon Athletica, Inc.	49,611	12,832,381
*	M/I Homes, Inc.	28,770	4,799,699
	Macy's, Inc.	329,961	5,701,726
*	Malibu Boats, Inc., Class A	65,250	2,482,110

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marine Products Corp.	32,828	$347,649
#*	MarineMax, Inc.	36,248	1,263,968
	Marriott International, Inc., Class A	59,982	13,633,909
#	Marriott Vacations Worldwide Corp.	82,271	6,958,481
#*	MasterCraft Boat Holdings, Inc.	31,258	683,925
*	Mattel, Inc.	427,647	8,249,311
	McDonald's Corp.	168,336	44,676,374
	Meritage Homes Corp.	76,607	15,541,262
*	MGM Resorts International	257,788	11,077,150
*	Modine Manufacturing Co.	137,682	16,199,664
*	Mohawk Industries, Inc.	62,668	10,093,935
	Monarch Casino & Resort, Inc.	6,743	527,842
#	Monro, Inc.	68,006	2,095,945
*	Motorcar Parts of America, Inc.	45,358	274,416
#	Movado Group, Inc.	36,521	945,894
	Murphy USA, Inc.	39,924	20,158,426
	Nathan's Famous, Inc.	8,885	666,819
	Newell Brands, Inc.	30,412	261,239
	NIKE, Inc., Class B	377,528	28,261,746
	Nobility Homes, Inc.	2,557	87,577
#	Nordstrom, Inc.	229,533	5,240,238
#*	Norwegian Cruise Line Holdings Ltd.	580,211	10,693,289
*	NVR, Inc.	3,705	31,890,713
*	ODP Corp.	109,309	4,618,305
*	Ollie's Bargain Outlet Holdings, Inc.	110,909	10,829,155
#*	ONE Group Hospitality, Inc.	75,271	381,624
*	OneSpaWorld Holdings Ltd.	184,574	2,969,796
#*	OneWater Marine, Inc., Class A	11,870	292,952
*	O'Reilly Automotive, Inc.	11,414	12,856,045
#	Oxford Industries, Inc.	36,678	3,863,294
#	Papa John's International, Inc.	49,539	2,191,110
#	Patrick Industries, Inc.	52,633	6,740,182
#*	Penn Entertainment, Inc.	100,413	2,005,248
	Penske Automotive Group, Inc.	210,990	36,735,469
#	Perdoceo Education Corp.	192,038	4,760,622
	Phinia, Inc.	82,809	3,701,562
#*	Planet Fitness, Inc., Class A	113,010	8,328,837
*	Playa Hotels & Resorts NV	313,626	2,657,980
#	Polaris, Inc.	108,071	9,000,153
#	Pool Corp.	34,101	12,755,138
	PulteGroup, Inc.	327,197	43,190,004
	PVH Corp.	72,946	7,439,763
#*	QuantumScape Corp.	57,974	374,512
	Ralph Lauren Corp.	58,151	10,210,734
#	RCI Hospitality Holdings, Inc.	15,909	787,177
	Red Rock Resorts, Inc., Class A	140,814	8,026,398
#*	Restoration Hardware, Inc.	32,866	9,533,769
#*	Revolve Group, Inc.	73,440	1,421,064
#*	Rivian Automotive, Inc., Class A	225,702	3,703,770
#	Rocky Brands, Inc.	18,710	641,379
	Ross Stores, Inc.	256,716	36,769,433
#*	Royal Caribbean Cruises Ltd.	327,175	51,274,866
*	Sally Beauty Holdings, Inc.	191,001	2,186,961
	Service Corp. International	375,334	29,992,940
*	Shake Shack, Inc., Class A	28,525	2,499,360
	SharkNinja, Inc.	75,642	5,813,088
#	Shoe Carnival, Inc.	71,899	3,053,551
#	Signet Jewelers Ltd.	131,114	11,030,621
	Six Flags Entertainment Corp.	62,949	2,998,261

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skechers USA, Inc., Class A	242,823	$15,815,062
*	Skyline Champion Corp.	135,436	11,039,388
#*	Sleep Number Corp.	38,743	457,167
	Smith & Wesson Brands, Inc.	143,036	2,367,246
#	Sonic Automotive, Inc., Class A	58,038	3,455,583
*	Sonos, Inc.	50,412	680,562
*	Sportsman's Warehouse Holdings, Inc.	31,340	79,917
	Standard Motor Products, Inc.	53,508	1,751,317
	Starbucks Corp.	249,892	19,479,081
	Steven Madden Ltd.	161,884	7,339,821
#*	Stitch Fix, Inc., Class A	54,328	255,885
*	Stoneridge, Inc.	77,869	1,308,978
	Strategic Education, Inc.	66,104	6,967,362
*	Strattec Security Corp.	6,155	150,921
#*	Stride, Inc.	138,789	10,545,188
	Superior Group of Cos., Inc.	49,268	981,419
#*	Superior Industries International, Inc.	55,341	185,392
#*	Sweetgreen, Inc., Class A	129,546	3,559,924
*»	Tandy Leather Factory, Inc.	825	3,655
	Tapestry, Inc.	323,864	12,983,708
*	Taylor Morrison Home Corp.	329,873	22,127,881
	Tempur Sealy International, Inc.	338,549	17,723,040
*	Tesla, Inc.	314,806	73,057,028
	Texas Roadhouse, Inc.	89,405	15,611,007
#	Thor Industries, Inc.	65,189	6,919,160
*	Tile Shop Holdings, Inc.	48,001	346,567
#*	Tilly's, Inc., Class A	62,964	368,969
	TJX Cos., Inc.	751,565	84,941,876
	Toll Brothers, Inc.	226,263	32,289,993
*	TopBuild Corp.	82,207	39,339,338
*	Topgolf Callaway Brands Corp.	276,732	4,566,078
	Tractor Supply Co.	104,507	27,518,783
	Travel & Leisure Co.	126,253	5,819,001
*	Tri Pointe Homes, Inc.	280,735	12,703,259
*	Ulta Beauty, Inc.	54,211	19,781,052
#*	Under Armour, Inc. (UA US), Class C	270,926	1,839,588
#*	Under Armour, Inc. (UAA US), Class A	195,774	1,364,545
*	Unifi, Inc.	13,515	76,089
#*	United Parks & Resorts, Inc.	108,443	5,709,524
*	Universal Electronics, Inc.	12,005	142,739
*	Universal Technical Institute, Inc.	110,279	2,088,684
	Upbound Group, Inc.	150,112	5,663,726
*	Urban Outfitters, Inc.	275,313	12,678,164
	Vail Resorts, Inc.	48,344	8,799,091
*	Valvoline, Inc.	255,713	11,890,654
#*	Vera Bradley, Inc.	41,523	285,678
#	VF Corp.	48,000	814,080
*	Victoria's Secret & Co.	65,038	1,154,424
*	Vista Outdoor, Inc.	183,916	7,472,507
*	Visteon Corp.	55,214	6,379,426
*	VOXX International Corp.	51,322	131,384
#*	Warby Parker, Inc., Class A	177,922	2,930,375
	Wendy's Co.	508,517	8,609,193
	Weyco Group, Inc.	23,535	819,253
#	Whirlpool Corp.	54,302	5,537,175
#	Williams-Sonoma, Inc.	189,354	29,289,277
#	Wingstop, Inc.	32,158	12,023,233
	Winmark Corp.	1,945	769,520
#	Winnebago Industries, Inc.	85,156	5,323,953

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Wolverine World Wide, Inc.	86,866	$1,291,697
#	Worthington Enterprises, Inc.	126,194	6,298,343
	Wyndham Hotels & Resorts, Inc.	147,404	11,161,431
	Wynn Resorts Ltd.	30,474	2,523,857
*	YETI Holdings, Inc.	118,874	4,915,440
	Yum! Brands, Inc.	119,667	15,895,368
*	Zumiez, Inc.	57,201	1,454,049
TOTAL CONSUMER DISCRETIONARY			3,277,036,485
CONSUMER STAPLES — (5.6%)
	Albertsons Cos., Inc., Class A	629,100	12,475,053
#	Alico, Inc.	19,413	571,713
	Altria Group, Inc.	515,625	25,270,781
	Andersons, Inc.	98,966	5,396,616
#	B&G Foods, Inc.	65,915	568,187
*	BellRing Brands, Inc.	156,423	8,021,371
*	BJ's Wholesale Club Holdings, Inc.	239,975	21,108,201
*	Boston Beer Co., Inc. , Class A	21,145	5,925,040
#*	Bridgford Foods Corp.	11,491	107,556
#	Brown-Forman Corp. (BF/A US), Class A	54,390	2,479,640
#	Brown-Forman Corp. (BFB US), Class B	231,870	10,471,249
	Bunge Global SA	257,076	27,052,108
	Calavo Growers, Inc.	45,481	1,081,993
	Cal-Maine Foods, Inc.	102,792	7,356,823
	Campbell Soup Co.	331,480	15,533,153
	Casey's General Stores, Inc.	70,486	27,337,290
#*	Celsius Holdings, Inc.	30,351	1,421,337
#*	Central Garden & Pet Co. (CENT US)	36,639	1,459,698
*	Central Garden & Pet Co. (CENTA US), Class A	177,144	6,086,668
*	Chefs' Warehouse, Inc.	77,718	3,232,292
	Church & Dwight Co., Inc.	190,258	18,647,187
	Clorox Co.	80,853	10,666,936
	Coca-Cola Co.	2,221,306	148,249,962
	Coca-Cola Consolidated, Inc.	20,804	23,839,096
	Colgate-Palmolive Co.	335,246	33,253,051
	Conagra Brands, Inc.	435,314	13,198,720
	Constellation Brands, Inc., Class A	87,981	21,569,422
	Costco Wholesale Corp.	143,521	117,974,262
*	Coty, Inc., Class A	289,567	2,881,192
*	Darling Ingredients, Inc.	257,402	10,226,581
	Dole PLC	4,657	69,156
	Dollar General Corp.	169,194	20,369,266
*	Dollar Tree, Inc.	226,840	23,668,486
#*	Duckhorn Portfolio, Inc.	142,988	1,038,093
#	Edgewell Personal Care Co.	86,164	3,373,321
*	elf Beauty, Inc.	31,626	5,458,015
	Energizer Holdings, Inc.	50,146	1,543,995
	Estee Lauder Cos., Inc., Class A	44,234	4,406,149
	Flowers Foods, Inc.	506,037	11,395,953
#*	Forafric Global PLC	2,321	27,225
	Fresh Del Monte Produce, Inc.	118,794	2,975,790
*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	82,101	9,991,692
	General Mills, Inc.	435,445	29,235,777
*	Hain Celestial Group, Inc.	21,928	169,723
#*	Herbalife Ltd.	84,000	1,031,520
#	Hershey Co.	140,242	27,694,990
*	Honest Co., Inc.	87,005	324,529
	Hormel Foods Corp.	491,542	15,783,414

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	38,712	$3,137,608
	Ingredion, Inc.	141,457	17,593,007
	Inter Parfums, Inc.	50,492	7,103,215
	J M Smucker Co.	101,673	11,992,330
#	J&J Snack Foods Corp.	43,923	7,409,810
	John B Sanfilippo & Son, Inc.	25,344	2,657,825
	Kellanova	297,224	17,283,576
	Kenvue, Inc.	1,956,600	36,177,534
	Keurig Dr Pepper, Inc.	698,773	23,953,938
	Kimberly-Clark Corp.	175,136	23,652,117
	Kraft Heinz Co.	454,115	15,989,389
	Kroger Co.	1,328,188	72,386,246
*	Laird Superfood, Inc.	4,842	19,901
	Lamb Weston Holdings, Inc.	107,112	6,428,862
	Lancaster Colony Corp.	48,853	9,431,560
	Lifevantage Corp.	21,105	172,639
*	Lifeway Foods, Inc.	25,136	309,927
#	Limoneira Co.	29,997	661,134
*	Mama's Creations, Inc.	9,034	68,839
	McCormick & Co., Inc. (MKC US)	211,272	16,270,057
	McCormick & Co., Inc. (MKC/V US)	6,660	513,153
#	Medifast, Inc.	24,482	536,890
#	MGP Ingredients, Inc.	57,360	4,677,708
#*	Mission Produce, Inc.	70,825	796,073
	Molson Coors Beverage Co., Class B	127,080	6,716,178
	Mondelez International, Inc., Class A	545,190	37,263,737
*	Monster Beverage Corp.	222,417	11,443,355
	National Beverage Corp.	155,337	7,578,892
*	Natural Alternatives International, Inc.	16,603	96,629
	Natural Grocers by Vitamin Cottage, Inc.	64,864	1,769,490
*	Nature's Sunshine Products, Inc.	53,859	921,528
	Nu Skin Enterprises, Inc., Class A	18,925	212,339
	Oil-Dri Corp. of America	13,370	870,387
	PepsiCo, Inc.	986,623	170,360,193
*	Performance Food Group Co.	140,615	9,702,435
	Philip Morris International, Inc.	291,355	33,552,442
*	Pilgrim's Pride Corp.	210,164	8,665,062
*	Post Holdings, Inc.	139,048	15,206,289
	PriceSmart, Inc.	57,087	5,213,756
	Procter & Gamble Co.	1,475,717	237,236,265
	Reynolds Consumer Products, Inc.	70,844	1,970,880
	Seaboard Corp.	1,242	4,033,904
#*	Seneca Foods Corp. (SENEA US), Class A	21,099	1,273,114
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	142,745
*	Simply Good Foods Co.	239,708	8,130,895
	SpartanNash Co.	77,108	1,628,521
	Spectrum Brands Holdings, Inc.	111,461	9,430,715
*	Sprouts Farmers Market, Inc.	235,625	23,536,581
	Sysco Corp.	329,140	25,228,581
	Target Corp.	430,413	64,738,419
#	Tootsie Roll Industries, Inc.	93,767	2,891,774
#*	TreeHouse Foods, Inc.	40,901	1,647,492
	Turning Point Brands, Inc.	34,100	1,286,252
	Tyson Foods, Inc., Class A	317,209	19,318,028
*	U.S. Foods Holding Corp.	462,559	25,158,584
*	United Natural Foods, Inc.	141,775	2,197,513
#	United-Guardian, Inc.	4,655	51,950
	Universal Corp.	66,282	3,540,784
*	USANA Health Sciences, Inc.	43,440	1,937,424

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Utz Brands, Inc.	75,626	$1,122,290
	Vector Group Ltd.	209,114	2,672,477
	Village Super Market, Inc., Class A	27,555	872,942
#*	Vita Coco Co., Inc.	34,434	889,775
*	Vital Farms, Inc.	36,800	1,342,832
	Walmart, Inc.	2,286,919	156,974,120
#	WD-40 Co.	29,801	7,796,240
#	Weis Markets, Inc.	67,071	5,060,507
#*	Whole Earth Brands, Inc.	3,012	14,668
*	Willamette Valley Vineyards, Inc.	3,200	12,544
#	WK Kellogg Co.	85,489	1,504,606
TOTAL CONSUMER STAPLES			1,944,459,744
ENERGY — (5.6%)
	Adams Resources & Energy, Inc.	7,057	189,057
*	Amplify Energy Corp.	97,145	729,559
	Antero Midstream Corp.	855,022	12,278,116
*	Antero Resources Corp.	332,581	9,651,501
	APA Corp.	536,402	16,730,378
	Archrock, Inc.	579,276	12,008,392
#	Ardmore Shipping Corp.	125,062	2,711,344
	Baker Hughes Co.	526,795	20,397,502
	Berry Corp.	188,633	1,294,022
*	Bristow Group, Inc.	43,911	1,666,422
#	Cactus, Inc., Class A	116,416	7,348,178
#	California Resources Corp.	108,418	5,577,022
#*	Centrus Energy Corp., Class A	11,567	505,362
	ChampionX Corp.	339,701	11,638,156
	Cheniere Energy, Inc.	222,208	40,584,069
#	Chesapeake Energy Corp.	215,513	16,450,107
	Chevron Corp.	1,182,652	189,780,166
	Chord Energy Corp. (CHRD US)	5,047	866,368
#*	Clean Energy Fuels Corp.	453,694	1,293,028
*	CNX Resources Corp.	431,243	11,415,002
#	Comstock Resources, Inc.	130,586	1,236,649
	ConocoPhillips	1,162,116	129,227,299
*	CONSOL Energy, Inc.	69,356	6,922,422
#	Core Laboratories, Inc.	5,705	139,715
	Coterra Energy, Inc.	1,012,255	26,116,179
#	Crescent Energy Co., Class A	17,524	214,319
	Delek U.S. Holdings, Inc.	50,359	1,197,537
	Devon Energy Corp.	809,240	38,058,557
	DHT Holdings, Inc.	495,445	5,821,479
*	Diamond Offshore Drilling, Inc.	179,853	2,953,186
	Diamondback Energy, Inc.	239,947	48,543,678
*	DMC Global, Inc.	26,142	352,917
	Dorian LPG Ltd.	125,558	5,130,300
*	Dril-Quip, Inc.	5,772	99,971
*	DT Midstream, Inc.	177,957	13,410,840
#*	Encore Energy Corp.	11,862	46,262
#	Energy Services of America Corp.	19,547	149,144
	EnLink Midstream LLC	708,848	9,689,952
	EOG Resources, Inc.	427,861	54,252,775
	Epsilon Energy Ltd.	67,458	367,646
	EQT Corp.	458,430	15,820,419
#	Evolution Petroleum Corp.	50,961	286,401
*	Expro Group Holdings NV	163,902	3,805,804
	Exxon Mobil Corp.	3,155,680	374,232,091
*	Geospace Technologies Corp.	35,517	331,374

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Granite Ridge Resources, Inc.	15,975	$109,429
*	Green Plains, Inc.	82,215	1,457,672
*	Gulfport Energy Corp.	23,699	3,488,730
#*	Hallador Energy Co.	34,812	277,104
	Halliburton Co.	1,161,866	40,293,513
*	Helix Energy Solutions Group, Inc.	429,013	5,062,353
#	Helmerich & Payne, Inc.	230,443	9,314,506
	Hess Corp.	304,941	46,784,048
	HF Sinclair Corp.	407,621	20,980,253
	International Seaways, Inc.	116,943	6,548,808
	Kinder Morgan, Inc.	885,191	18,704,086
#	Kinetik Holdings, Inc.	30,453	1,263,190
*	Kosmos Energy Ltd.	196,064	1,084,234
#	Liberty Energy, Inc.	474,282	11,453,910
#	Magnolia Oil & Gas Corp., Class A	450,869	12,281,672
*	Mammoth Energy Services, Inc.	14,869	59,773
	Marathon Oil Corp.	936,303	26,263,299
	Marathon Petroleum Corp.	280,416	49,639,240
	Matador Resources Co.	298,453	18,348,890
	Murphy Oil Corp.	386,951	16,012,032
#*	Nabors Industries Ltd.	1,087	111,776
	NACCO Industries, Inc., Class A	14,843	446,923
*	Natural Gas Services Group, Inc.	45,446	925,281
*	Newpark Resources, Inc.	265,959	2,196,821
	Noble Corp. PLC	26,894	1,269,935
#	Nordic American Tankers Ltd.	489,767	1,826,831
#	Northern Oil & Gas, Inc.	128,711	5,559,028
	NOV, Inc.	88,140	1,835,075
	Occidental Petroleum Corp.	654,952	39,834,181
*	Oceaneering International, Inc.	158,587	4,760,782
*	Oil States International, Inc.	146,869	840,091
	ONEOK, Inc.	501,921	41,825,077
	Ovintiv, Inc.	395,921	18,386,571
*	Par Pacific Holdings, Inc.	125,529	3,332,795
	PBF Energy, Inc., Class A	319,764	13,030,383
	Peabody Energy Corp.	166,905	3,706,960
	Permian Resources Corp.	562,767	8,632,846
	Phillips 66	262,444	38,180,353
	PHX Minerals, Inc.	62,833	206,092
*	PrimeEnergy Resources Corp.	2,513	296,836
*	ProPetro Holding Corp.	118,883	1,140,088
	Range Resources Corp.	509,975	15,926,519
	Ranger Energy Services, Inc.	28,964	375,663
*	REX American Resources Corp.	43,905	2,230,813
#	RPC, Inc.	511,857	3,823,572
	SandRidge Energy, Inc.	53,216	723,205
	Schlumberger NV	910,020	43,944,866
	Scorpio Tankers, Inc.	152,708	11,709,649
*	SEACOR Marine Holdings, Inc.	65,757	911,392
*	Seadrill Ltd.	27,268	1,500,013
	Select Water Solutions, Inc.	298,551	3,528,873
	SFL Corp. Ltd.	385,924	4,569,340
	Sitio Royalties Corp., Class A	9,741	237,193
	SM Energy Co.	303,344	14,014,493
*	Smart Sand, Inc.	4,563	9,491
	Solaris Oilfield Infrastructure, Inc., Class A	86,453	1,136,857
*	Southwestern Energy Co.	2,040,300	13,159,935
*	Stabilis Solutions, Inc.	3,403	13,782
*	Talos Energy, Inc.	154,916	1,834,205

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	339,356	$45,908,080
	TechnipFMC PLC	595,564	17,569,138
*	Teekay Corp.	154,953	1,343,443
	Teekay Tankers Ltd., Class A	86,293	5,647,014
*	TETRA Technologies, Inc.	149,458	557,478
	Texas Pacific Land Corp.	14,515	12,263,724
*	Tidewater, Inc.	129,063	12,772,075
*	TOP Ships, Inc.	1,424	14,226
#*	Transocean Ltd.	805,153	4,661,836
*	U.S. Silica Holdings, Inc.	39,358	609,655
*	Uranium Energy Corp.	61,521	364,820
#	VAALCO Energy, Inc.	7,259	51,974
#*	Valaris Ltd.	144,811	11,380,697
	Valero Energy Corp.	347,323	56,169,076
*	Vital Energy, Inc.	40,443	1,763,719
#	Vitesse Energy, Inc.	65,207	1,692,774
*	Weatherford International PLC	130,226	15,348,436
	Williams Cos., Inc.	1,173,315	50,382,146
	World Kinect Corp.	156,333	4,366,381
TOTAL ENERGY			1,941,808,687
FINANCIALS — (15.9%)
	1st Source Corp.	68,006	4,321,781
#*	Acacia Research Corp.	157,643	843,390
	ACNB Corp.	15,047	624,150
	Affiliated Managers Group, Inc.	56,337	10,457,274
*	Affinity Bancshares, Inc.	10,451	224,592
*	Affirm Holdings, Inc.	240,554	6,805,273
	Aflac, Inc.	404,788	38,608,679
	Alerus Financial Corp.	5,995	134,588
	Allstate Corp.	232,539	39,792,074
	Ally Financial, Inc.	643,804	28,977,618
	Amalgamated Financial Corp.	61,780	1,965,222
*	Ambac Financial Group, Inc.	101,707	1,341,515
	Amerant Bancorp, Inc.	38,358	862,671
*	American Coastal Insurance Corp., Class C	6,725	82,112
	American Express Co.	310,185	78,489,212
	American Financial Group, Inc.	164,262	21,511,752
	American International Group, Inc.	509,460	40,364,516
	Ameriprise Financial, Inc.	115,996	49,886,400
	Ameris Bancorp	194,473	11,841,461
	AMERISAFE, Inc.	47,477	2,254,208
	AmeriServ Financial, Inc.	21,821	54,771
#	Ames National Corp.	11,722	255,891
	Aon PLC, Class A	48,339	15,879,845
	Apollo Global Management, Inc.	158,216	19,826,047
*	Arch Capital Group Ltd.	457,069	43,778,069
	Ares Management Corp., Class A	57,354	8,786,633
	Arrow Financial Corp.	25,404	800,734
	Arthur J Gallagher & Co.	95,579	27,095,691
#	Artisan Partners Asset Management, Inc., Class A	130,939	5,782,266
*	AssetMark Financial Holdings, Inc.	6,478	223,491
#	Associated Banc-Corp.	356,087	8,182,879
	Associated Capital Group, Inc., Class A	5,566	189,411
	Assurant, Inc.	111,499	19,497,830
	Assured Guaranty Ltd.	158,965	13,093,947
#	Atlantic American Corp.	17,563	27,223
	Atlantic Union Bankshares Corp.	177,427	7,325,961
#*	Atlanticus Holdings Corp.	41,723	1,492,432

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Auburn National BanCorp, Inc.	6,204	$118,496
*	AvidXchange Holdings, Inc.	461,971	4,130,021
	Axis Capital Holdings Ltd.	214,878	16,277,008
*	Axos Financial, Inc.	149,698	10,929,451
#*	Baldwin Insurance Group, Inc.	84,557	3,698,523
	Banc of California, Inc.	61,473	859,393
	BancFirst Corp.	89,908	9,658,816
#*	Bancorp, Inc.	149,769	7,764,025
	Bank of America Corp.	3,352,939	135,156,971
	Bank of Hawaii Corp.	66,854	4,585,516
	Bank of Marin Bancorp	36,686	745,093
	Bank of New York Mellon Corp.	453,693	29,521,804
	Bank of NT Butterfield & Son Ltd.	128,379	4,922,051
	Bank of the James Financial Group, Inc.	8,408	115,106
	Bank OZK	271,269	12,719,803
	Bank7 Corp.	971	40,277
	BankFinancial Corp.	45,427	532,404
	BankUnited, Inc.	126,168	4,859,991
	Bankwell Financial Group, Inc.	6,573	185,030
	Banner Corp.	73,342	4,343,313
#	Bar Harbor Bankshares	36,148	1,155,290
	BayCom Corp.	21,403	515,598
	BCB Bancorp, Inc.	18,205	230,839
*	Berkshire Hathaway, Inc., Class B	813,088	356,539,088
	Berkshire Hills Bancorp, Inc.	67,647	1,867,057
	BGC Group, Inc., Class A	827,412	7,620,465
	BlackRock, Inc.	55,831	48,935,871
	Blackstone, Inc.	115,421	16,407,095
*	Block, Inc.	133,150	8,239,322
*	Blue Foundry Bancorp	36,751	414,919
	BOK Financial Corp.	127,845	13,147,580
	Bread Financial Holdings, Inc.	111,799	6,101,989
#	Bridge Investment Group Holdings, Inc., Class A	6,793	55,363
*	Bridgewater Bancshares, Inc.	43,164	596,095
*	Brighthouse Financial, Inc.	27,244	1,358,658
	Brightsphere Investment Group, Inc.	115,744	3,031,335
	Brookline Bancorp, Inc.	212,052	2,224,425
	Brown & Brown, Inc.	280,664	27,906,422
	Burke & Herbert Financial Services Corp.	14,391	974,271
	Business First Bancshares, Inc.	17,724	450,544
*	BV Financial, Inc.	2,876	41,041
	Byline Bancorp, Inc.	38,056	1,067,471
	C&F Financial Corp.	4,917	292,562
	Cadence Bank	249,428	8,198,698
*	California BanCorp	3,552	89,120
»	California First Leasing Corp.	1,535	31,268
#	Camden National Corp.	40,778	1,699,627
#*	Cantaloupe, Inc.	4,641	36,153
	Capital Bancorp, Inc.	4,480	114,195
	Capital City Bank Group, Inc.	44,492	1,579,466
	Capital One Financial Corp.	188,082	28,475,615
	Capitol Federal Financial, Inc.	152,436	963,396
#	Carlyle Group, Inc.	228,252	11,353,254
*	Carter Bankshares, Inc.	28,814	469,380
#	Cass Information Systems, Inc.	32,627	1,401,003
	Cathay General Bancorp	197,794	8,766,230
	CB Financial Services, Inc.	747	18,862
	Cboe Global Markets, Inc.	76,244	13,991,536
#*»	CCUR Holdings, Inc.	4	10,000

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	77,705	$2,027,323
	CF Bankshares, Inc.	7,043	149,840
	Charles Schwab Corp.	811,161	52,879,586
	Chemung Financial Corp.	10,517	512,809
	Chubb Ltd.	207,711	57,257,614
	Cincinnati Financial Corp.	200,928	26,245,215
	Citigroup, Inc.	941,348	61,074,658
	Citizens & Northern Corp.	32,309	654,257
	Citizens Community Bancorp, Inc.	24,520	317,289
	Citizens Financial Group, Inc.	538,949	22,996,954
#	Citizens Financial Services, Inc.	925	49,451
#	City Holding Co.	41,544	5,064,214
	Civista Bancshares, Inc.	13,888	249,290
	CME Group, Inc.	130,742	25,326,033
	CNB Financial Corp.	51,670	1,325,852
	CNO Financial Group, Inc.	170,411	5,940,527
*	Coastal Financial Corp.	36,581	1,927,819
	Cohen & Co., Inc.	1,816	17,415
#	Cohen & Steers, Inc.	120,691	10,357,702
*	Coinbase Global, Inc., Class A	33,049	7,414,874
	Colony Bankcorp, Inc.	22,040	342,281
	Columbia Banking System, Inc.	30,614	800,862
#*	Columbia Financial, Inc.	107,370	1,933,734
	Comerica, Inc.	162,802	8,923,178
	Commerce Bancshares, Inc.	277,985	17,988,409
	Community Financial System, Inc.	131,238	8,094,760
	Community Trust Bancorp, Inc.	52,995	2,687,906
	Community West Bancshares	36,974	766,841
	ConnectOne Bancorp, Inc.	78,059	1,890,589
#*	Consumer Portfolio Services, Inc.	175,197	1,657,364
	Corebridge Financial, Inc.	385,484	11,391,052
*	Corpay, Inc.	114,547	33,427,106
	Crawford & Co. (CRD/A US), Class A	92,887	909,364
	Crawford & Co. (CRD/B US), Class B	54,625	503,096
#*	Credit Acceptance Corp.	31,132	17,897,787
*	CrossFirst Bankshares, Inc.	60,281	1,117,610
#	Cullen/Frost Bankers, Inc.	103,752	12,145,209
*	Customers Bancorp, Inc.	85,765	5,530,127
	CVB Financial Corp.	284,803	5,428,345
	Diamond Hill Investment Group, Inc.	5,611	893,383
#	Dime Community Bancshares, Inc.	94,214	2,381,730
	Discover Financial Services	304,805	43,888,872
	Donegal Group, Inc. (DGICA US), Class A	81,739	1,204,015
	Donegal Group, Inc. (DGICB US), Class B	5,678	74,666
*	Donnelley Financial Solutions, Inc.	82,497	5,566,898
	Eagle Bancorp Montana, Inc.	15,836	230,731
	Eagle Bancorp, Inc.	97,957	2,108,035
	East West Bancorp, Inc.	247,667	21,767,453
#	Eastern Bankshares, Inc.	77,800	1,294,592
	Employers Holdings, Inc.	71,319	3,424,025
	Enact Holdings, Inc.	24,112	820,531
#*	Encore Capital Group, Inc.	69,610	3,518,785
*	Enova International, Inc.	130,591	11,292,204
*	Enstar Group Ltd.	42,857	13,902,811
	Enterprise Bancorp, Inc.	18,101	534,885
	Enterprise Financial Services Corp.	72,914	3,854,963
	Equitable Holdings, Inc.	521,959	22,762,632
	Equity Bancshares, Inc., Class A	31,778	1,287,009
#	Erie Indemnity Co., Class A	30,026	13,245,970

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Esquire Financial Holdings, Inc.	20,382	$1,256,958
	ESSA Bancorp, Inc.	19,001	364,629
	Essent Group Ltd.	223,155	14,023,060
*	Euronet Worldwide, Inc.	86,383	8,810,202
	Evans Bancorp, Inc.	6,754	235,647
	Evercore, Inc., Class A	76,161	19,069,953
	Everest Group Ltd.	43,520	17,097,702
	EVERTEC, Inc.	158,139	5,451,051
#*	EZCORP, Inc., Class A	158,564	1,652,237
#	F&G Annuities & Life, Inc.	32,157	1,386,931
	FactSet Research Systems, Inc.	32,998	13,631,144
#	Farmers & Merchants Bancorp, Inc.	7,018	193,206
	Farmers National Banc Corp.	49,951	779,735
	FB Financial Corp.	79,741	3,723,107
	Federal Agricultural Mortgage Corp. (AGM US), Class C	24,381	5,027,850
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	404,842
	Federated Hermes, Inc.	253,979	8,719,099
*	FFBW, Inc.	524	6,691
	Fidelity D&D Bancorp, Inc.	3,153	163,641
	Fidelity National Financial, Inc.	274,106	15,188,213
	Fidelity National Information Services, Inc.	327,594	25,169,047
	Fifth Third Bancorp	780,570	33,049,334
	Financial Institutions, Inc.	36,835	969,497
	Finward Bancorp	1,450	41,035
*	Finwise Bancorp	11,665	147,446
	First American Financial Corp.	261,334	15,831,614
	First BanCorp	639,254	13,711,998
	First Bancorp, Inc.	25,617	721,119
#	First Bancorp/Southern Pines NC	109,188	4,564,058
	First Bancshares, Inc.	27,965	931,794
	First Bank	38,105	588,341
	First Busey Corp.	151,418	4,154,910
	First Business Financial Services, Inc.	26,280	1,209,406
	First Capital, Inc.	3,901	123,818
	First Citizens BancShares, Inc., Class A	13,321	27,810,118
	First Commonwealth Financial Corp.	287,871	5,204,708
	First Community Bankshares, Inc.	54,654	2,447,406
	First Community Corp.	10,576	237,960
	First Financial Bancorp	276,480	7,564,493
#	First Financial Bankshares, Inc.	237,955	9,151,749
	First Financial Corp.	30,359	1,364,941
	First Financial Northwest, Inc.	22,460	483,115
#	First Foundation, Inc.	132,708	928,956
#	First Hawaiian, Inc.	95,426	2,389,467
	First Horizon Corp.	449,089	7,513,259
	First Internet Bancorp	23,124	856,975
	First Interstate BancSystem, Inc., Class A	83,367	2,631,896
	First Merchants Corp.	108,823	4,391,008
	First Mid Bancshares, Inc.	37,413	1,436,285
	First National Corp.	1,920	34,157
	First Northwest Bancorp	330	3,369
	First of Long Island Corp.	51,090	670,301
#	First Savings Financial Group, Inc.	10,533	226,775
	First U.S. Bancshares, Inc.	11,190	113,019
	First United Corp.	18,660	524,906
*	First Western Financial, Inc.	8,718	158,145
	FirstCash Holdings, Inc.	104,652	11,679,163
*	Fiserv, Inc.	218,222	35,694,573
	Five Star Bancorp	8,307	244,226

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Flushing Financial Corp.	43,488	$640,578
	FNB Corp.	658,204	10,096,849
	Franklin Financial Services Corp.	4,753	159,178
	Franklin Resources, Inc.	18,600	425,382
	FS Bancorp, Inc.	25,306	1,114,223
	Fulton Financial Corp.	409,017	7,922,659
*	FVCBankcorp, Inc.	11,566	146,657
*	Genworth Financial, Inc., Class A	393,469	2,663,785
#	German American Bancorp, Inc.	83,482	3,284,182
#	Glacier Bancorp, Inc.	245,079	10,957,482
	Global Payments, Inc.	208,159	21,157,281
	Globe Life, Inc.	150,636	13,969,983
	Goldman Sachs Group, Inc.	169,100	86,076,973
#*	Goosehead Insurance, Inc., Class A	1,438	129,837
	Great Southern Bancorp, Inc.	32,807	2,054,046
	Greene County Bancorp, Inc.	4,267	154,679
#*	Greenlight Capital Re Ltd., Class A	68,175	940,815
	Guaranty Bancshares, Inc.	24,160	834,245
	Hamilton Lane, Inc., Class A	58,682	8,471,920
	Hancock Whitney Corp.	212,086	11,607,467
	Hanmi Financial Corp.	52,342	1,067,777
	Hanover Insurance Group, Inc.	102,809	14,135,209
	HarborOne Bancorp, Inc.	87,349	1,166,109
	Hartford Financial Services Group, Inc.	528,605	58,632,867
#	Hawthorn Bancshares, Inc.	19,298	424,556
	HBT Financial, Inc.	7,172	164,956
#	HCI Group, Inc.	25,068	2,362,910
	Heartland Financial USA, Inc.	66,850	3,644,662
	Heritage Commerce Corp.	65,123	674,023
	Heritage Financial Corp.	66,106	1,531,676
*	Heritage Global, Inc.	57,528	139,793
*	Heritage Insurance Holdings, Inc.	46,631	372,582
	Hilltop Holdings, Inc.	272,040	8,974,600
	Hingham Institution For Savings The	3,887	966,658
#*	Hippo Holdings, Inc.	2,976	52,794
	HMN Financial, Inc.	11,368	300,684
	Home Bancorp, Inc.	17,090	754,011
	Home BancShares, Inc.	400,629	11,349,820
	Home Federal Bancorp, Inc. of Louisiana	5,226	68,356
	HomeStreet, Inc.	11,934	171,850
	HomeTrust Bancshares, Inc.	15,058	534,107
	Hope Bancorp, Inc.	286,808	3,774,393
	Horace Mann Educators Corp.	120,036	4,149,645
	Horizon Bancorp, Inc.	48,762	778,729
	Houlihan Lokey, Inc.	98,343	14,776,036
	Huntington Bancshares, Inc.	1,813,775	27,115,936
*	I3 Verticals, Inc., Class A	44,936	1,101,381
#*	ICC Holdings, Inc.	4,514	102,016
	IF Bancorp, Inc.	6,461	113,068
	Independent Bank Corp. (IBCP US)	57,880	2,007,857
	Independent Bank Corp. (INDB US)	92,173	5,912,898
	Independent Bank Group, Inc.	10,385	613,338
	Interactive Brokers Group, Inc., Class A	17,006	2,028,306
	Intercontinental Exchange, Inc.	195,418	29,617,552
	International Bancshares Corp.	202,040	13,625,578
*	International Money Express, Inc.	41,282	916,873
	Invesco Ltd.	303,120	5,231,851
	Investar Holding Corp.	10,378	191,993
	Investors Title Co.	4,936	1,050,578

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jack Henry & Associates, Inc.	89,221	$15,299,617
	Jackson Financial, Inc., Class A	88,168	7,764,074
	Janus Henderson Group PLC	341,366	12,709,056
	Jefferies Financial Group, Inc.	413,368	24,169,627
	JPMorgan Chase & Co.	1,819,978	387,291,318
	Kearny Financial Corp.	104,731	754,063
	Kemper Corp.	165,095	10,575,986
#	Kentucky First Federal Bancorp	7,629	26,702
	KeyCorp	788,337	12,715,876
*	Kingstone Cos., Inc.	6,569	46,377
	Kinsale Capital Group, Inc.	24,672	11,276,831
	KKR & Co., Inc.	220,163	27,179,122
	Lake Shore Bancorp, Inc.	8,295	102,858
#	Lakeland Financial Corp.	71,769	4,918,330
	Landmark Bancorp, Inc.	13,195	263,240
#	Lazard, Inc.	15,979	785,687
#	LCNB Corp.	13,106	200,391
*	LendingClub Corp.	189,026	2,364,715
#*	LendingTree, Inc.	3,592	191,166
	Lincoln National Corp.	308,899	10,286,337
	Live Oak Bancshares, Inc.	126,456	5,708,224
	Loews Corp.	300,622	24,034,729
	LPL Financial Holdings, Inc.	108,895	24,122,420
	M&T Bank Corp.	130,404	22,451,657
	Macatawa Bank Corp.	84,201	1,247,859
	Magyar Bancorp, Inc.	10,743	136,114
*	Maiden Holdings Ltd.	130,247	274,821
*	Markel Group, Inc.	14,585	23,902,627
	MarketAxess Holdings, Inc.	26,704	5,969,145
*	Marqeta, Inc., Class A	274,150	1,477,668
	Marsh & McLennan Cos., Inc.	306,412	68,198,119
	Mastercard, Inc., Class A	491,098	227,727,054
	Mercantile Bank Corp.	42,678	2,063,908
	Merchants Bancorp	33,515	1,508,175
	Mercury General Corp.	80,612	4,826,240
	Meridian Corp.	15,269	177,884
	MetLife, Inc.	393,003	30,202,281
	Metrocity Bankshares, Inc.	11,742	371,165
*	Metropolitan Bank Holding Corp.	13,203	696,194
	MGIC Investment Corp.	490,983	12,196,018
	Mid Penn Bancorp, Inc.	27,217	806,984
#	Middlefield Banc Corp.	15,418	415,669
	Midland States Bancorp, Inc.	62,696	1,488,403
	MidWestOne Financial Group, Inc.	37,240	1,091,504
#	Moelis & Co., Class A	48,301	3,284,468
*	Moneylion, Inc.	2,698	185,946
	Moody's Corp.	56,054	25,587,530
	Morgan Stanley	819,095	84,538,795
	Morningstar, Inc.	42,526	13,508,384
*	Mr. Cooper Group, Inc.	52,741	4,740,361
	MSCI, Inc.	28,097	15,193,734
	MVB Financial Corp.	29,989	688,847
	Nasdaq, Inc.	477,012	32,284,172
	National Bank Holdings Corp., Class A	110,326	4,620,453
	National Bankshares, Inc.	600	19,068
	Navient Corp.	510,368	8,375,139
#	NBT Bancorp, Inc.	133,902	6,563,876
*	NCR Atleos Corp.	138,349	4,447,920
	Nelnet, Inc., Class A	93,672	10,557,771

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	104,906	$1,534,775
*	NI Holdings, Inc.	26,443	434,194
#*	Nicholas Financial, Inc.	14,310	91,012
#	Nicolet Bankshares, Inc.	36,168	3,637,054
*	NMI Holdings, Inc., Class A	235,780	9,277,943
	Northeast Bank	21,480	1,560,737
	Northeast Community Bancorp, Inc.	4,059	92,464
	Northern Trust Corp.	220,900	19,582,785
	Northfield Bancorp, Inc.	92,607	1,158,514
	Northrim BanCorp, Inc.	16,807	1,149,599
#	Northwest Bancshares, Inc.	376,545	5,286,692
	Norwood Financial Corp.	4,348	128,179
#	Oak Valley Bancorp	15,512	441,627
	OceanFirst Financial Corp.	137,435	2,497,194
	OFG Bancorp	152,842	6,942,084
	Ohio Valley Banc Corp.	8,106	194,949
#	Old National Bancorp	689,191	13,797,604
#	Old Point Financial Corp.	6,443	125,703
	Old Republic International Corp.	509,971	17,655,196
	Old Second Bancorp, Inc.	99,783	1,688,328
	OneMain Holdings, Inc.	183,014	9,564,312
*	Onity Group, Inc.	14,411	421,234
	OP Bancorp	16,829	209,858
#*	Open Lending Corp., Class A	106,164	668,833
	Oppenheimer Holdings, Inc., Class A	16,285	837,375
*	OptimumBank Holdings, Inc.	2,591	11,556
	Orange County Bancorp, Inc.	1,169	72,700
	Origin Bancorp, Inc.	50,736	1,743,289
	Orrstown Financial Services, Inc.	46,864	1,647,738
#*	Oscar Health, Inc., Class A	39,512	698,572
	Pacific Premier Bancorp, Inc.	86,958	2,353,083
#*	Palomar Holdings, Inc.	44,779	4,120,116
#	Park National Corp.	42,230	7,473,021
	Parke Bancorp, Inc.	31,687	619,798
	Pathfinder Bancorp, Inc.	8,118	137,194
	Pathward Financial, Inc.	104,677	7,069,885
*	Paymentus Holdings, Inc., Class A	61,810	1,307,282
*	Payoneer Global, Inc.	320,152	1,770,441
*	PayPal Holdings, Inc.	201,765	13,272,102
#*	Paysafe Ltd.	98,689	2,071,482
	PCB Bancorp	23,637	455,485
	Peapack-Gladstone Financial Corp.	34,129	964,486
	Penns Woods Bancorp, Inc.	7,848	186,939
	PennyMac Financial Services, Inc.	96,816	9,499,586
	Peoples Bancorp of North Carolina, Inc.	16,336	519,158
	Peoples Bancorp, Inc.	105,059	3,495,313
#	Peoples Financial Services Corp.	4,402	218,647
	Pinnacle Financial Partners, Inc.	135,239	13,026,220
*	Pioneer Bancorp, Inc.	28,260	315,099
	Piper Sandler Cos.	43,885	11,992,893
#	PJT Partners, Inc., Class A	29,090	3,867,225
	Plumas Bancorp	13,751	595,006
	PNC Financial Services Group, Inc.	200,864	36,376,470
*	Ponce Financial Group, Inc.	38,353	379,695
	Popular, Inc.	211,645	21,721,126
*	PRA Group, Inc.	145,201	3,869,607
#	Preferred Bank	40,690	3,501,781
	Premier Financial Corp.	61,905	1,568,673
	Primerica, Inc.	110,332	27,778,288

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Primis Financial Corp.	51,666	$681,991
	Princeton Bancorp, Inc.	15,033	588,091
	Principal Financial Group, Inc.	285,996	23,311,534
*	ProAssurance Corp.	111,320	1,458,292
	PROG Holdings, Inc.	137,016	6,173,941
	Progressive Corp.	142,919	30,601,816
	Prosperity Bancshares, Inc.	189,581	13,748,414
*	Provident Bancorp, Inc.	21,860	238,055
#	Provident Financial Holdings, Inc.	18,377	244,414
	Provident Financial Services, Inc.	164,854	3,056,393
	Prudential Financial, Inc.	300,573	37,667,808
	QCR Holdings, Inc.	48,152	3,680,739
	Radian Group, Inc.	181,035	6,716,398
	Raymond James Financial, Inc.	231,215	26,820,940
	RBB Bancorp	47,967	1,106,599
	Red River Bancshares, Inc.	3,034	169,054
	Regional Management Corp.	22,928	749,746
	Regions Financial Corp.	1,012,946	22,659,602
	Reinsurance Group of America, Inc.	94,766	21,363,099
*	Remitly Global, Inc.	108,773	1,436,891
	RenaissanceRe Holdings Ltd.	85,190	19,756,413
	Renasant Corp.	152,999	5,261,636
#*	Repay Holdings Corp.	219,438	2,110,994
	Republic Bancorp, Inc., Class A	45,364	2,976,786
#*	Rhinebeck Bancorp, Inc.	4,626	39,367
#	Richmond Mutual BanCorp, Inc.	8,215	99,155
	Riverview Bancorp, Inc.	56,299	260,101
	RLI Corp.	92,240	13,890,422
*	Robinhood Markets, Inc., Class A	304,215	6,257,703
*	Rocket Cos., Inc., Class A	16,585	268,511
*	Root, Inc., Class A	752	45,293
	S&P Global, Inc.	98,183	47,592,246
#	S&T Bancorp, Inc.	88,806	3,941,210
	Safety Insurance Group, Inc.	43,985	3,762,917
	Sandy Spring Bancorp, Inc.	94,373	2,890,645
	SB Financial Group, Inc.	12,913	218,101
	Seacoast Banking Corp. of Florida	48,156	1,340,663
*	Security National Financial Corp., Class A	46,601	384,458
	SEI Investments Co.	252,653	17,139,980
	Selective Insurance Group, Inc.	118,259	10,681,153
#	ServisFirst Bancshares, Inc.	139,603	11,201,745
#*	Shift4 Payments, Inc., Class A	112,654	7,749,469
	Shore Bancshares, Inc.	18,208	264,380
#*	Siebert Financial Corp.	2,656	4,675
	Sierra Bancorp	26,150	760,704
	Silvercrest Asset Management Group, Inc., Class A	27,562	488,674
	Simmons First National Corp., Class A	82,726	1,781,091
*	SiriusPoint Ltd.	400,172	5,750,472
*	Skyward Specialty Insurance Group, Inc.	2,650	104,861
	SLM Corp.	633,502	14,374,160
	SmartFinancial, Inc.	24,425	692,205
#*	SoFi Technologies, Inc.	1,731,132	13,052,735
#	Sound Financial Bancorp, Inc.	5,599	244,956
	South Plains Financial, Inc.	8,821	286,153
*	Southern First Bancshares, Inc.	9,314	322,264
	Southern Missouri Bancorp, Inc.	16,218	927,670
	Southern States Bancshares, Inc.	5,532	181,007
	Southside Bancshares, Inc.	55,058	1,926,479
	SouthState Corp.	107,413	10,630,665

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	State Street Corp.	247,354	$21,017,669
	Stellar Bancorp, Inc.	41,103	1,126,222
	StepStone Group, Inc., Class A	71,586	3,597,912
#*	Sterling Bancorp, Inc.	27,876	162,238
#	Stewart Information Services Corp.	77,614	5,487,310
	Stifel Financial Corp.	201,037	17,825,951
#	Stock Yards Bancorp, Inc.	73,924	4,599,551
*	StoneX Group, Inc.	79,138	6,595,361
#	Summit State Bank	14,814	139,696
	Synchrony Financial	814,793	41,383,336
	Synovus Financial Corp.	339,901	15,890,372
	T Rowe Price Group, Inc.	193,183	22,063,430
*	Texas Capital Bancshares, Inc.	137,684	9,100,912
#	TFS Financial Corp.	338,115	4,584,839
*	Third Coast Bancshares, Inc.	3,646	85,207
	Timberland Bancorp, Inc.	14,931	456,142
	Tiptree, Inc.	128,893	2,545,637
#*	Toast, Inc., Class A	98,969	2,589,029
#	Tompkins Financial Corp.	20,366	1,281,836
	Towne Bank	116,263	3,864,582
	Tradeweb Markets, Inc., Class A	20,578	2,298,151
	Travelers Cos., Inc.	217,354	47,044,100
	TriCo Bancshares	74,957	3,487,749
#*	Triumph Financial, Inc.	73,851	6,700,501
	Truist Financial Corp.	562,697	25,146,929
#*	Trupanion, Inc.	1,537	56,961
	TrustCo Bank Corp.	44,147	1,572,075
	Trustmark Corp.	144,303	5,011,643
	U.S. Bancorp	892,994	40,077,571
#	UMB Financial Corp.	124,449	12,696,287
	Union Bankshares, Inc.	3,042	73,616
#	United Bancorp, Inc.	11,080	138,500
#	United Bancshares, Inc.	6,375	123,356
	United Bankshares, Inc.	521,918	20,318,268
	United Community Banks, Inc.	167,392	5,180,782
	United Fire Group, Inc.	33,190	743,788
	United Security Bancshares	21,801	175,934
	Unity Bancorp, Inc.	26,049	901,816
	Universal Insurance Holdings, Inc.	84,288	1,669,745
	Univest Financial Corp.	67,810	1,874,946
	Unum Group	302,556	17,406,047
	USCB Financial Holdings, Inc.	8,081	134,629
#	UWM Holdings Corp.	17,556	147,470
#	Valley National Bancorp	737,311	6,193,412
	Value Line, Inc.	11,063	522,727
#*	Velocity Financial, Inc.	18,284	346,116
	Veritex Holdings, Inc.	55,025	1,379,477
	Victory Capital Holdings, Inc., Class A	71,683	3,755,472
	Virginia National Bankshares Corp.	806	31,498
	Virtu Financial, Inc., Class A	131,769	3,599,929
	Virtus Investment Partners, Inc.	20,733	4,685,658
	Visa, Inc., Class A	909,954	241,747,479
	Voya Financial, Inc.	237,573	17,278,684
	W R Berkley Corp.	375,226	20,686,209
	WaFd, Inc.	195,059	6,942,150
#	Walker & Dunlop, Inc.	94,885	10,143,206
	Washington Trust Bancorp, Inc.	29,246	936,164
	Waterstone Financial, Inc.	53,652	800,488
	Webster Financial Corp.	321,717	15,963,598

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	1,742,572	$103,404,222
	WesBanco, Inc.	160,983	5,132,138
	West BanCorp, Inc.	30,246	627,302
	Westamerica BanCorp	53,471	2,885,295
	Western Alliance Bancorp	192,515	15,489,757
	Western New England Bancorp, Inc.	59,503	492,685
	Western Union Co.	211,517	2,514,937
	Westwood Holdings Group, Inc.	28,914	383,770
#*	WEX, Inc.	58,879	10,801,353
	White Mountains Insurance Group Ltd.	7,221	12,896,706
	Willis Towers Watson PLC	101,246	28,579,721
	Wintrust Financial Corp.	158,739	17,175,560
#	WisdomTree, Inc.	322,176	3,846,781
*	World Acceptance Corp.	17,428	2,128,307
	WSFS Financial Corp.	173,331	9,791,468
	WVS Financial Corp.	2,157	26,542
	Zions Bancorp NA	276,860	14,305,356
TOTAL FINANCIALS			5,477,359,969
HEALTH CARE — (10.0%)
	Abbott Laboratories	654,730	69,362,096
	AbbVie, Inc.	1,169,550	216,741,006
††	Abiomed, Inc.	32,675	510,057
#*	AC Immune SA	8,197	33,526
*	Acadia Healthcare Co., Inc.	255,846	16,591,613
*	ACADIA Pharmaceuticals, Inc.	24,527	466,504
#*	Accuray, Inc.	63,215	116,316
*	AdaptHealth Corp.	129,452	1,470,575
#*	Adaptive Biotechnologies Corp.	12,703	57,799
*	Addus HomeCare Corp.	38,776	4,705,855
#††	Aduro Biotech, Inc.	19,543	7,426
#*	Adverum Biotechnologies, Inc.	23,137	171,677
	Agilent Technologies, Inc.	144,563	20,441,208
*	Agios Pharmaceuticals, Inc.	52,538	2,437,763
††	Albireo Pharma, Inc.	26,553	148,697
*	Align Technology, Inc.	12,790	2,965,745
*	Alkermes PLC	122,648	3,350,743
#*	Allogene Therapeutics, Inc.	118,959	349,739
*	Alnylam Pharmaceuticals, Inc.	21,324	5,063,597
*	American Shared Hospital Services	3,958	12,309
	Amgen, Inc.	365,932	121,661,412
#*	AMN Healthcare Services, Inc.	118,813	8,034,135
*	Amneal Pharmaceuticals, Inc.	76,852	563,325
*	ANI Pharmaceuticals, Inc.	44,747	2,940,773
*	Anika Therapeutics, Inc.	59,029	1,608,540
*	Annexon, Inc.	56,049	359,274
*	Aprea Therapeutics, Inc.	168	622
*	Arcturus Therapeutics Holdings, Inc.	62,706	1,471,083
*	Arcus Biosciences, Inc.	106,929	1,754,705
#*	ARS Pharmaceuticals, Inc.	8,588	93,352
#*	Artivion, Inc.	114,590	3,111,119
*	Arvinas, Inc.	7,286	200,438
#*	Astrana Health, Inc.	53,458	2,804,407
*	Astria Therapeutics, Inc.	9,987	116,648
*	Atea Pharmaceuticals, Inc.	16,803	64,187
#*	Athira Pharma, Inc.	40,529	129,288
#	Atrion Corp.	1,014	464,716
#*	Aura Biosciences, Inc.	35,850	366,029
*	Avanos Medical, Inc.	62,304	1,490,312

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	16,769	$448,571
*	Axogen, Inc.	76,107	668,219
*	Axonics, Inc.	1,008	69,028
#*	Azenta, Inc.	80,529	5,016,151
	Baxter International, Inc.	194,472	6,965,987
#*	Beam Therapeutics, Inc.	84,504	2,673,707
	Becton Dickinson & Co.	84,444	20,356,071
*	Biogen, Inc.	81,582	17,393,282
#*	BioLife Solutions, Inc.	123,284	2,961,282
*	BioMarin Pharmaceutical, Inc.	68,726	5,795,664
*	Bio-Rad Laboratories, Inc., Class A	16,139	5,460,792
*	Biote Corp., Class A	59,915	475,126
	Bio-Techne Corp.	133,131	10,862,158
*	Bioventus, Inc., Class A	15,703	110,078
*	Black Diamond Therapeutics, Inc.	10,869	66,192
*	Boston Scientific Corp.	348,414	25,740,826
	Bristol-Myers Squibb Co.	419,506	19,951,705
#*	Brookdale Senior Living, Inc.	508,637	3,931,764
	Bruker Corp.	251,344	17,219,577
	Cardinal Health, Inc.	173,906	17,534,942
*	CareDx, Inc.	14,087	281,599
#*	Caribou Biosciences, Inc.	9,271	21,509
*	Castle Biosciences, Inc.	60,878	1,468,986
*	Catalyst Pharmaceuticals, Inc.	185,178	3,192,469
	Cencora, Inc.	125,411	29,832,769
*	Centene Corp.	375,289	28,867,230
#*	Certara, Inc.	72,641	1,133,926
*	Charles River Laboratories International, Inc.	58,180	14,201,738
	Chemed Corp.	26,628	15,182,220
††	Chinook Therapeutics, Inc.	21,057	26,321
	Cigna Group	186,621	65,069,144
#*	Codexis, Inc.	6,154	22,031
*	Cogent Biosciences, Inc.	3,721	35,089
#*	Collegium Pharmaceutical, Inc.	88,658	3,419,539
*	Community Health Systems, Inc.	178,960	941,330
#	CONMED Corp.	64,175	4,430,642
	Cooper Cos., Inc.	162,491	15,165,285
#*	Corcept Therapeutics, Inc.	249,839	9,661,274
*	CorVel Corp.	28,061	8,609,115
#*	CRISPR Therapeutics AG	130,679	7,486,600
#*	Cross Country Healthcare, Inc.	97,253	1,773,895
*	Cullinan Therapeutics, Inc.	26,460	512,001
*	Cumberland Pharmaceuticals, Inc.	4,707	6,731
	CVS Health Corp.	672,829	40,591,774
*	Cytek Biosciences, Inc.	23,380	156,880
	Danaher Corp.	210,342	58,281,561
*	DaVita, Inc.	172,756	23,601,925
*	Day One Biopharmaceuticals, Inc.	43,139	617,319
*	Denali Therapeutics, Inc.	104,829	2,554,683
#	Dentsply Sirona, Inc.	131,783	3,576,591
*	Dexcom, Inc.	49,022	3,324,672
#*	Doximity, Inc., Class A	93,751	2,625,028
*	Dynavax Technologies Corp.	232,838	2,605,457
*	Edesa Biotech, Inc.	3,422	18,000
*	Edwards Lifesciences Corp.	102,426	6,457,959
*	Elanco Animal Health, Inc.	627,633	8,184,334
*	Electromed, Inc.	13,044	204,008
	Elevance Health, Inc.	126,947	67,539,612
	Eli Lilly & Co.	444,628	357,600,962

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Eliem Therapeutics, Inc.	3,868	$32,066
	Embecta Corp.	11,538	180,800
	Encompass Health Corp.	252,065	23,426,921
#*	Enhabit, Inc.	125,485	1,284,966
*	Enovis Corp.	70,106	3,339,850
#	Ensign Group, Inc.	102,977	14,494,013
*	Envista Holdings Corp.	133,749	2,283,095
*	enVVeno Medical Corp.	3,133	16,856
*	Exact Sciences Corp.	33,166	1,515,023
*	Exelixis, Inc.	362,916	8,510,380
#*	Fate Therapeutics, Inc.	29,709	158,349
*	FONAR Corp.	19,066	352,340
*	Forian, Inc.	4,603	10,817
#*	Fortrea Holdings, Inc.	114,141	3,149,150
#*	Fulcrum Therapeutics, Inc.	76,917	713,790
#*	Fulgent Genetics, Inc.	10,869	260,095
*	GE HealthCare Technologies, Inc.	325,786	27,571,269
#*	Generation Bio Co.	19,070	63,694
	Gilead Sciences, Inc.	695,861	52,927,188
*	Glaukos Corp.	437	51,203
*	Globus Medical, Inc., Class A	9,576	689,089
#*	GoodRx Holdings, Inc., Class A	197,708	1,789,257
*	GRAIL, Inc.	2,934	45,125
#*	Haemonetics Corp.	116,758	10,514,058
*	Halozyme Therapeutics, Inc.	162,942	9,004,175
#*	Harmony Biosciences Holdings, Inc.	79,635	2,696,441
*	Harvard Bioscience, Inc.	164,623	526,794
	HCA Healthcare, Inc.	48,355	17,555,283
*	HealthEquity, Inc.	93,291	7,321,478
	HealthStream, Inc.	81,944	2,434,556
*	Henry Schein, Inc.	192,101	13,819,746
*	Hologic, Inc.	208,337	17,002,383
	Humana, Inc.	80,513	29,114,306
*	ICON PLC	4,160	1,366,310
*	Ideaya Biosciences, Inc.	69,509	2,992,362
*	IDEXX Laboratories, Inc.	79,233	37,724,416
*	Illumina, Inc.	17,609	2,158,863
#††	IMARA, Inc.	6,186	2,351
#*	Immunovant, Inc.	4,430	128,780
*	Inari Medical, Inc.	20,005	931,433
*	Incyte Corp.	117,351	7,636,030
*	InfuSystem Holdings, Inc.	40,643	280,437
#*	Innoviva, Inc.	189,116	3,562,945
#*	Inozyme Pharma, Inc.	38,296	222,117
*	Insulet Corp.	8,002	1,555,189
*	Integer Holdings Corp.	83,322	9,895,321
#*	Integra LifeSciences Holdings Corp.	133,730	3,317,841
*	Intellia Therapeutics, Inc.	127,715	3,347,410
*	Intuitive Surgical, Inc.	34,199	15,205,217
*	IQVIA Holdings, Inc.	233,870	57,585,810
	iRadimed Corp.	6,240	291,470
*	iTeos Therapeutics, Inc.	55,619	978,338
*	Jazz Pharmaceuticals PLC	57,171	6,303,103
	Johnson & Johnson	1,844,193	291,105,865
#*	Joint Corp.	29,610	426,976
#*	KalVista Pharmaceuticals, Inc.	37,465	544,741
*	Kewaunee Scientific Corp.	6,314	351,185
*	Kiniksa Pharmaceuticals International PLC	60,341	1,605,071
*	KORU Medical Systems, Inc.	5,740	13,317

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Krystal Biotech, Inc.	38,606	$8,047,807
*	Kura Oncology, Inc.	48,070	1,000,337
#*	Kymera Therapeutics, Inc.	2,147	99,191
	Labcorp Holdings, Inc.	86,103	18,550,030
#*	Lantern Pharma, Inc.	5,454	22,907
*	Lantheus Holdings, Inc.	159,155	16,684,219
*	Larimar Therapeutics, Inc.	4,948	41,514
	LeMaitre Vascular, Inc.	41,898	3,640,517
*	LENSAR, Inc.	35,748	178,383
#	LENZ Therapeutics, Inc.	2,963	73,571
*	Ligand Pharmaceuticals, Inc.	48,211	5,254,517
*	Lipocine, Inc.	32	167
*	LivaNova PLC	59,752	2,951,749
#*	Masimo Corp.	20,979	2,244,333
#*	MaxCyte, Inc.	84,652	406,330
	McKesson Corp.	28,405	17,526,453
*	Medpace Holdings, Inc.	45,807	17,522,094
	Medtronic PLC	420,257	33,755,042
#*	MeiraGTx Holdings PLC	49,596	259,387
	Merck & Co., Inc.	808,550	91,471,262
#*	Merit Medical Systems, Inc.	140,288	11,965,164
*	Merrimack Pharmaceuticals, Inc.	2,035	0
*	Mettler-Toledo International, Inc.	13,563	20,629,730
*	MiMedx Group, Inc.	62,535	465,886
††	Mirati Therapeutics, Inc.	32,564	97,041
*	Moderna, Inc.	94,688	11,288,703
#*	ModivCare, Inc.	8,667	197,781
*	Molina Healthcare, Inc.	60,891	20,780,272
*	Myriad Genetics, Inc.	286,928	8,025,376
#*	Natera, Inc.	23,316	2,387,325
#	National HealthCare Corp.	41,132	5,600,533
	National Research Corp.	38,592	983,710
*	Nautilus Biotechnology, Inc.	75,437	204,434
#*	Neogen Corp.	44,690	761,071
#*	NeoGenomics, Inc.	259,404	4,599,233
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	53,128	7,521,331
*	Neuronetics, Inc.	409	765
*	Nkarta, Inc.	8,824	56,738
#*	Nuvalent, Inc., Class A	22,063	1,763,716
#*	Nuvation Bio, Inc.	20,111	77,025
#*	Olema Pharmaceuticals, Inc.	39,664	640,970
*»	OmniAb, Inc. (2200963D US)	13,783	0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	219,674	1,052,238
*	Omnicell, Inc.	62,286	1,819,374
#*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	24,751	270,033
*	Option Care Health, Inc.	214,413	6,365,922
*	OraSure Technologies, Inc.	229,478	1,028,061
#*	Organogenesis Holdings, Inc.	47,614	143,794
	Organon & Co.	174,877	3,822,811
*	ORIC Pharmaceuticals, Inc.	18,563	207,906
#*	OrthoPediatrics Corp.	20,124	619,417
*	Owens & Minor, Inc.	229,124	3,762,216
	Patterson Cos., Inc.	90,853	2,294,038
#*††	PDL BioPharma, Inc.	458,319	549,983
*	Pennant Group, Inc.	66,425	1,980,129
*	Penumbra, Inc.	9,215	1,539,734

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Performant Financial Corp.	14,004	$51,955
	Perrigo Co. PLC	32,253	911,792
*	PetIQ, Inc.	74,848	1,637,674
	Pfizer, Inc.	2,901,462	88,610,649
	Phibro Animal Health Corp., Class A	44,549	841,085
#*	Poseida Therapeutics, Inc.	45,912	162,069
*	Praxis Precision Medicines, Inc.	511	29,490
	Premier, Inc., Class A	252,800	5,303,744
#*	Prestige Consumer Healthcare, Inc.	141,442	10,015,508
#*	Pro-Dex, Inc.	6,861	138,729
#*	Progyny, Inc.	48,988	1,381,462
#*	Puma Biotechnology, Inc.	9,918	35,556
*	Quanterix Corp.	8,046	118,759
	Quest Diagnostics, Inc.	151,722	21,590,041
*	R1 RCM, Inc.	194,889	2,510,170
*	RadNet, Inc.	124,743	7,453,394
#*	Recursion Pharmaceuticals, Inc., Class A	32,217	264,179
*	Regeneron Pharmaceuticals, Inc.	35,578	38,395,422
*	REGENXBIO, Inc.	62,833	895,370
*	Repligen Corp.	44,926	7,518,366
	ResMed, Inc.	98,337	20,970,365
	Revvity, Inc.	127,578	16,025,073
*	Rocket Pharmaceuticals, Inc.	1,100	26,620
	Royalty Pharma PLC, Class A	138,138	3,891,347
#*	Sana Biotechnology, Inc.	24,219	147,494
*	Sarepta Therapeutics, Inc.	25,958	3,692,266
	Select Medical Holdings Corp.	365,918	14,548,900
*	Semler Scientific, Inc.	986	32,686
#*	Sensus Healthcare, Inc.	22,487	143,242
*	Sera Prognostics, Inc., Class A	3,612	29,943
*	Shattuck Labs, Inc.	2,015	8,020
*	SI-BONE, Inc.	5,503	83,646
#	SIGA Technologies, Inc.	135,065	1,347,949
#	Simulations Plus, Inc.	38,128	1,557,148
*	Solid Biosciences, Inc.	5,023	44,805
*	Solventum Corp.	33,036	1,945,160
#*	Sotera Health Co.	77,158	1,070,181
*	STAAR Surgical Co.	35,465	1,462,931
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	97,004	23,160,675
#*	Stoke Therapeutics, Inc.	9,761	146,122
	Stryker Corp.	83,305	27,278,222
#*	Supernus Pharmaceuticals, Inc.	131,816	3,930,753
#*	Surgery Partners, Inc.	114,445	3,474,550
#*	Surmodics, Inc.	33,441	1,384,457
*	Sutro Biopharma, Inc.	4,463	17,718
*	Tactile Systems Technology, Inc.	22,009	281,055
	Teleflex, Inc.	41,739	9,220,980
*	Tenet Healthcare Corp.	208,668	31,237,600
*	Terns Pharmaceuticals, Inc.	15,567	120,644
#*	Theravance Biopharma, Inc.	7,648	77,321
	Thermo Fisher Scientific, Inc.	147,912	90,720,346
#*	Third Harmonic Bio, Inc.	968	11,752
#*	Trevi Therapeutics, Inc.	17,372	55,243
*	Twist Bioscience Corp.	805	44,927
	U.S. Physical Therapy, Inc.	29,332	2,859,870
*	UFP Technologies, Inc.	12,952	4,165,234
*	United Therapeutics Corp.	79,648	24,952,922
	UnitedHealth Group, Inc.	503,119	289,877,043

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	115,001	$24,582,614
	Utah Medical Products, Inc.	8,679	604,058
*	Vanda Pharmaceuticals, Inc.	92,622	540,912
*	Varex Imaging Corp.	39,482	583,939
*	Veeva Systems, Inc., Class A	47,287	9,075,794
*	Veracyte, Inc.	199,881	4,797,144
*	Vericel Corp.	2,536	128,119
*	Vertex Pharmaceuticals, Inc.	91,424	45,320,705
	Viatris, Inc.	636,040	7,670,642
*	Vir Biotechnology, Inc.	17,774	180,584
*	Voyager Therapeutics, Inc.	43,091	396,006
#*	Waters Corp.	55,281	18,589,895
*	Werewolf Therapeutics, Inc.	29,947	67,381
	West Pharmaceutical Services, Inc.	33,964	10,398,758
#*	XBiotech, Inc.	9,859	76,111
*	Xencor, Inc.	134,284	2,742,079
*	Xenon Pharmaceuticals, Inc.	45,482	1,961,639
#*	XOMA Royalty Corp.	1,135	30,373
#*	Y-mAbs Therapeutics, Inc.	9,179	112,718
	Zimmer Biomet Holdings, Inc.	134,131	14,935,487
*	Zimvie, Inc.	35,979	760,596
	Zoetis, Inc.	275,487	49,598,679
*	Zymeworks, Inc.	25,319	264,837
TOTAL HEALTH CARE			3,452,171,364
INDUSTRIALS — (13.8%)
#*	3D Systems Corp.	59,250	216,263
	3M Co.	132,145	16,855,095
	A O Smith Corp.	222,721	18,940,194
#	AAON, Inc.	98,281	8,700,817
*	AAR Corp.	100,747	6,508,256
	ABM Industries, Inc.	177,886	9,883,346
	ACCO Brands Corp.	261,144	1,334,446
#	Acme United Corp.	7,309	330,001
	Acuity Brands, Inc.	59,954	15,069,438
#*	ACV Auctions, Inc., Class A	172,089	2,939,280
	Advanced Drainage Systems, Inc.	128,511	22,751,587
	AECOM	182,809	16,564,323
#*	AeroVironment, Inc.	40,567	7,242,832
	AGCO Corp.	199,026	18,792,035
	Air Lease Corp.	264,823	13,140,517
#*	Air T, Inc.	4,073	99,381
#*	Air Transport Services Group, Inc.	157,977	2,549,749
	Alamo Group, Inc.	30,700	5,916,504
*	Alaska Air Group, Inc.	254,990	9,569,775
	Albany International Corp., Class A	73,251	6,854,829
*	Alight, Inc., Class A	120,369	911,193
#	Allegiant Travel Co.	43,555	2,442,129
	Allegion PLC	199,534	27,298,247
	Allient, Inc.	57,514	1,664,455
	Allison Transmission Holdings, Inc.	255,118	22,600,904
*	Alpha Pro Tech Ltd.	28,782	168,087
#*	Ameresco, Inc., Class A	74,961	2,366,519
#*	American Airlines Group, Inc.	242,596	2,581,221
*	American Superconductor Corp.	1,206	29,137
*	American Woodmark Corp.	46,351	4,734,755
	AMETEK, Inc.	202,751	35,173,243
*	API Group Corp.	150,389	5,698,239
	Apogee Enterprises, Inc.	62,269	4,274,144

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	80,075	$17,471,564
	ARC Document Solutions, Inc.	76,542	233,453
#	ArcBest Corp.	51,651	6,510,609
	Arcosa, Inc.	127,665	11,861,355
	Argan, Inc.	47,954	3,785,009
	Aris Water Solutions, Inc., Class A	43,204	765,143
	Armstrong World Industries, Inc.	106,790	14,032,206
	Astec Industries, Inc.	43,695	1,533,258
*	Astronics Corp. (ATRO US)	62,803	1,446,353
*	Astronics Corp. (ATROB US), Class B	34,587	804,839
#	Atkore, Inc.	107,554	14,519,790
	Automatic Data Processing, Inc.	302,104	79,338,552
#	Avis Budget Group, Inc.	49,336	4,983,429
*	Axon Enterprise, Inc.	20,530	6,159,205
*	AZEK Co., Inc.	153,498	6,890,525
	AZZ, Inc.	65,688	5,252,412
	Barnes Group, Inc.	108,149	4,362,731
	Barrett Business Services, Inc.	69,275	2,524,381
*	Beacon Roofing Supply, Inc.	200,218	20,582,410
#*	Blade Air Mobility, Inc.	37,484	123,697
*	Blue Bird Corp.	41,229	2,148,855
*	BlueLinx Holdings, Inc.	20,307	2,448,821
*	Boeing Co.	124,648	23,757,909
	Boise Cascade Co.	108,436	15,407,671
	Booz Allen Hamilton Holding Corp.	140,747	20,170,453
*	Bowman Consulting Group Ltd.	779	27,826
	Brady Corp., Class A	108,218	7,749,491
*	BrightView Holdings, Inc.	106,220	1,528,506
	Brink's Co.	104,266	11,468,217
	Broadridge Financial Solutions, Inc.	116,481	24,926,934
*	Broadwind, Inc.	4,684	15,270
*	Builders FirstSource, Inc.	194,629	32,575,056
	BWX Technologies, Inc.	206,849	20,579,407
#*	Byrna Technologies, Inc.	5,301	49,723
*	CACI International, Inc., Class A	43,648	20,142,679
*	Cadeler AS (CDLR US), ADR	26,622	693,237
	Cadre Holdings, Inc.	29,294	1,075,090
	Carlisle Cos., Inc.	56,710	23,737,672
	Carrier Global Corp.	493,681	33,624,613
*	Casella Waste Systems, Inc., Class A	32,722	3,388,690
	Caterpillar, Inc.	426,704	147,724,925
*	CBIZ, Inc.	110,556	7,672,586
*	CECO Environmental Corp.	98,773	2,884,172
	CH Robinson Worldwide, Inc.	110,103	9,804,672
#*	Chart Industries, Inc.	18,738	3,018,317
#	Chicago Rivet & Machine Co.	653	9,867
*	Cimpress PLC	40,219	3,670,788
	Cintas Corp.	30,416	23,235,999
	Civeo Corp.	24,024	653,453
#*	Clarivate PLC	173,329	1,168,237
*	Clean Harbors, Inc.	134,070	32,006,531
	Columbus McKinnon Corp.	73,953	2,822,046
	Comfort Systems USA, Inc.	35,060	11,654,645
*	Commercial Vehicle Group, Inc.	30,694	167,282
	CompX International, Inc.	9,138	234,298
#	Concentrix Corp.	47,963	3,381,391
*	Concrete Pumping Holdings, Inc.	54,653	364,536
*	Conduent, Inc.	530,924	2,166,170
*	Construction Partners, Inc., Class A	105,824	6,841,522

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Copa Holdings SA, Class A	42,344	$3,758,030
*	Copart, Inc.	251,984	13,186,323
*	Core & Main, Inc., Class A	133,602	7,143,699
#††	Costa Communications, Inc.	5,301	3,711
	Costamare, Inc.	357,613	5,299,825
	Covenant Logistics Group, Inc.	30,853	1,726,225
#*»	CPI Aerostructures, Inc.	27,297	66,878
	CRA International, Inc.	23,082	4,034,734
	Crane Co.	83,415	13,381,434
#	CSG Systems International, Inc.	86,127	4,034,189
	CSW Industrials, Inc.	26,226	8,508,239
	CSX Corp.	1,824,214	64,029,911
	Cummins, Inc.	161,142	47,021,236
	Curtiss-Wright Corp.	73,647	21,703,771
#*	Dayforce, Inc.	50,837	3,013,617
	Deere & Co.	216,269	80,447,743
	Delta Air Lines, Inc.	904,256	38,901,093
	Deluxe Corp.	67,821	1,653,476
*	Distribution Solutions Group, Inc.	59,682	2,014,267
*	DLH Holdings Corp.	21,039	243,421
*	DNOW, Inc.	265,238	4,074,056
	Donaldson Co., Inc.	259,126	19,387,807
	Douglas Dynamics, Inc.	87,363	2,525,664
	Dover Corp.	136,408	25,134,538
*	Ducommun, Inc.	41,112	2,638,157
	Dun & Bradstreet Holdings, Inc.	233,093	2,536,052
#*	DXP Enterprises, Inc.	48,547	2,658,434
*	Dycom Industries, Inc.	76,451	14,029,523
	Eastern Co.	15,411	453,700
	Eaton Corp. PLC	127,978	39,006,415
	EMCOR Group, Inc.	60,248	22,619,509
	Emerson Electric Co.	224,071	26,240,955
*	Energy Recovery, Inc.	17,662	257,512
	Enerpac Tool Group Corp.	144,400	5,804,880
	EnerSys	116,949	12,856,204
	Ennis, Inc.	74,428	1,774,364
	Enpro, Inc.	60,225	10,294,861
*	Enviri Corp.	221,761	2,621,215
	Equifax, Inc.	64,068	17,898,677
	Esab Corp.	104,494	10,616,590
	ESCO Technologies, Inc.	69,555	8,552,483
	Espey Mfg. & Electronics Corp.	4,614	102,662
	EVI Industries, Inc.	1,292	26,396
*	ExlService Holdings, Inc.	272,931	9,623,547
	Expeditors International of Washington, Inc.	200,981	25,086,448
	Exponent, Inc.	89,485	9,492,569
	Fastenal Co.	597,124	42,246,523
	Federal Signal Corp.	134,799	13,475,856
	FedEx Corp.	190,828	57,677,763
	Ferguson PLC	228,275	50,825,429
	First Advantage Corp.	39,436	679,088
	Flowserve Corp.	203,690	10,296,529
#*	Fluence Energy, Inc.	65,720	1,076,494
*	Fluor Corp.	162,840	7,832,604
*	Forrester Research, Inc.	6,866	138,625
	Fortive Corp.	253,056	18,182,074
	Fortune Brands Innovations, Inc.	252,115	20,373,413
*	Franklin Covey Co.	39,055	1,707,094
	Franklin Electric Co., Inc.	108,061	11,521,464

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	FreightCar America, Inc.	8,587	$29,797
#	FTAI Infrastructure, Inc.	34,254	353,159
*	FTI Consulting, Inc.	71,027	15,481,755
*	Gates Industrial Corp. PLC	145,125	2,697,874
	GATX Corp.	104,802	14,619,879
*	GE Vernova, Inc.	108,306	19,304,461
	Genco Shipping & Trading Ltd.	126,104	2,447,679
*	Gencor Industries, Inc.	26,789	659,813
*	Generac Holdings, Inc.	61,227	9,531,819
	General Dynamics Corp.	143,773	42,946,433
	General Electric Co.	433,225	73,734,895
	Genpact Ltd.	383,167	13,284,400
*	Gibraltar Industries, Inc.	81,395	6,045,207
	Global Industrial Co.	85,969	2,998,599
*	GMS, Inc.	102,650	9,878,009
	Gorman-Rupp Co.	67,100	2,771,901
	Graco, Inc.	140,309	11,933,280
*	Graham Corp.	34,756	1,138,954
#	Granite Construction, Inc.	101,096	6,921,032
*	Great Lakes Dredge & Dock Corp.	196,002	1,848,299
#	Greenbrier Cos., Inc.	87,605	4,468,731
	Griffon Corp.	125,604	9,051,024
*	GXO Logistics, Inc.	271,512	15,199,242
	H&E Equipment Services, Inc.	106,666	5,578,632
*	Hayward Holdings, Inc.	176,699	2,613,378
*	Healthcare Services Group, Inc.	27,501	314,336
	Heartland Express, Inc.	58,774	762,299
#	HEICO Corp. (HEI US)	27,411	6,615,371
	HEICO Corp. (HEIA US), Class A	59,691	11,347,856
	Heidrick & Struggles International, Inc.	56,859	2,282,320
	Helios Technologies, Inc.	77,526	3,562,320
	Herc Holdings, Inc.	79,831	12,440,863
	Hexcel Corp.	153,972	10,194,486
#	Hillenbrand, Inc.	189,771	8,393,571
*	Hillman Solutions Corp.	119,262	1,210,509
#	HireQuest, Inc.	871	11,715
	HNI Corp.	112,399	6,176,325
	Honeywell International, Inc.	381,428	78,097,383
	Howmet Aerospace, Inc.	320,057	30,629,455
	Hub Group, Inc., Class A	173,744	8,126,007
	Hubbell, Inc.	71,396	28,247,827
*	Hudson Global, Inc.	21,775	396,087
*	Hudson Technologies, Inc.	22,575	193,242
	Huntington Ingalls Industries, Inc.	70,809	19,825,104
	Hurco Cos., Inc.	7,720	132,784
*	Huron Consulting Group, Inc.	85,109	9,362,841
	Hyster-Yale, Inc.	32,887	2,688,183
*	IBEX Holdings Ltd.	5,559	96,949
	ICF International, Inc.	46,467	6,835,296
#*	Ideal Power, Inc.	1,199	8,861
	IDEX Corp.	72,268	15,066,433
*	IES Holdings, Inc.	35,815	5,514,436
	Illinois Tool Works, Inc.	211,517	52,303,924
	Ingersoll Rand, Inc.	280,410	28,153,164
#*	Innodata, Inc.	7,948	153,794
*	Innovative Solutions & Support, Inc.	32,517	201,118
	Insperity, Inc.	73,548	7,554,851
	Insteel Industries, Inc.	61,713	2,113,670
	Interface, Inc.	123,670	2,137,018

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ITT, Inc.	164,108	$23,214,718
	Jacobs Solutions, Inc.	110,266	16,137,429
#*	Janus International Group, Inc.	109,486	1,578,788
	JB Hunt Transport Services, Inc.	163,346	28,283,360
#*	JetBlue Airways Corp.	1,425,183	9,135,423
	John Bean Technologies Corp.	73,791	7,259,559
	Johnson Controls International PLC	318,085	22,755,801
#	Kadant, Inc.	24,914	8,757,022
	Karat Packaging, Inc.	2,335	69,746
	KBR, Inc.	314,884	20,968,126
	Kelly Services, Inc., Class A	145,779	3,430,180
#	Kennametal, Inc.	180,326	4,713,722
#	Kforce, Inc.	73,916	5,134,945
*	Kirby Corp.	158,278	19,449,201
	Knight-Swift Transportation Holdings, Inc.	303,190	16,502,632
	Korn Ferry	149,560	11,025,563
*	Kratos Defense & Security Solutions, Inc.	359,287	8,098,329
*	L B Foster Co., Class A	28,244	678,138
	L3Harris Technologies, Inc.	89,466	20,298,941
	Landstar System, Inc.	87,065	16,564,116
	Leidos Holdings, Inc.	118,493	17,110,389
	Lennox International, Inc.	33,252	19,402,542
#*	Limbach Holdings, Inc.	24,672	1,572,100
	Lincoln Electric Holdings, Inc.	83,039	17,057,041
	Lindsay Corp.	26,949	3,395,305
*	Liquidity Services, Inc.	94,646	2,126,696
	Lockheed Martin Corp.	161,715	87,636,593
	LSI Industries, Inc.	83,517	1,424,800
	Luxfer Holdings PLC	39,886	516,125
*	Manitowoc Co., Inc.	132,719	1,677,568
	ManpowerGroup, Inc.	138,713	10,622,642
	Marten Transport Ltd.	237,882	4,474,560
	Masco Corp.	172,950	13,464,157
*	MasTec, Inc.	128,769	14,168,453
*	Mastech Digital, Inc.	18,872	155,128
*	Masterbrand, Inc.	287,341	5,186,505
*	Matrix Service Co.	70,661	715,089
	Matson, Inc.	98,850	13,118,383
	Matthews International Corp., Class A	3,206	92,814
	Maximus, Inc.	133,133	12,366,724
*	Mayville Engineering Co., Inc.	11,601	221,695
	McGrath RentCorp	17,508	1,922,904
	MDU Resources Group, Inc.	476,827	12,845,719
*	Mercury Systems, Inc.	80,910	2,876,350
#*	Middleby Corp.	105,740	14,336,229
	Miller Industries, Inc.	25,569	1,737,158
	MillerKnoll, Inc.	137,131	4,253,804
*	Mistras Group, Inc.	13,803	138,030
*	Montrose Environmental Group, Inc.	19,546	623,322
	Moog, Inc., Class A	86,896	17,040,306
*	MRC Global, Inc.	203,885	2,952,255
	MSA Safety, Inc.	59,007	11,131,671
#	MSC Industrial Direct Co., Inc., Class A	121,067	10,768,910
#	Mueller Industries, Inc.	287,704	20,409,722
	Mueller Water Products, Inc., Class A	380,706	7,873,000
*	MYR Group, Inc.	44,446	6,243,774
	National Presto Industries, Inc.	15,237	1,165,173
*	Nephros, Inc.	1,194	2,615
	NL Industries, Inc.	254,088	1,623,622

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nordson Corp.	54,310	$13,595,422
	Norfolk Southern Corp.	139,224	34,744,741
	Northrop Grumman Corp.	64,731	31,350,518
*	Northwest Pipe Co.	28,272	1,078,577
*	NV5 Global, Inc.	43,638	4,500,823
	nVent Electric PLC	200,418	14,556,359
	Old Dominion Freight Line, Inc.	141,754	29,793,856
	Omega Flex, Inc.	16,147	849,009
*	OPENLANE, Inc.	304,769	5,449,270
*	Optex Systems Holdings, Inc.	1,476	11,587
#*	Orion Group Holdings, Inc.	112,479	923,453
	Oshkosh Corp.	140,668	15,283,578
	Otis Worldwide Corp.	276,063	26,087,953
	Owens Corning	171,211	31,910,306
	PACCAR, Inc.	459,736	45,357,554
*	PAM Transportation Services, Inc.	67,432	1,374,938
	Pangaea Logistics Solutions Ltd.	83,711	607,742
	Park Aerospace Corp.	34,763	466,172
	Parker-Hannifin Corp.	63,318	35,531,529
	Park-Ohio Holdings Corp.	48,634	1,518,353
*	Parsons Corp.	75,515	6,899,806
	Paychex, Inc.	242,965	31,104,379
	Paycom Software, Inc.	45,175	7,534,738
*	Paylocity Holding Corp.	35,766	5,367,404
	Pentair PLC	224,191	19,699,663
#*	Perma-Fix Environmental Services, Inc.	20,738	263,165
*	Perma-Pipe International Holdings, Inc.	16,930	160,666
#	Powell Industries, Inc.	28,113	5,162,390
	Preformed Line Products Co.	14,345	1,977,745
	Primoris Services Corp.	147,554	8,332,374
*	Proto Labs, Inc.	64,765	2,255,117
	Quad/Graphics, Inc.	92,400	422,268
	Quanex Building Products Corp.	103,451	3,455,263
	Quanta Services, Inc.	104,933	27,847,120
#*	Quest Resource Holding Corp.	17,632	148,814
*	Radiant Logistics, Inc.	123,080	765,558
#*	RBC Bearings, Inc.	32,714	9,514,540
	Regal Rexnord Corp.	130,767	21,011,642
	Republic Services, Inc.	105,204	20,443,241
*	Resideo Technologies, Inc.	319,514	7,259,358
	Resources Connection, Inc.	15,349	183,114
	REV Group, Inc.	163,263	4,764,014
	Robert Half, Inc.	234,051	15,023,734
#*	Rocket Lab USA, Inc.	600,328	3,145,719
	Rockwell Automation, Inc.	142,763	39,780,910
	Rollins, Inc.	321,041	15,381,074
	RTX Corp.	701,753	82,448,960
	Rush Enterprises, Inc. (RUSHA US), Class A	207,090	10,563,661
	Rush Enterprises, Inc. (RUSHB US), Class B	30,845	1,458,352
#*	RXO, Inc.	275,658	8,741,115
	Ryder System, Inc.	124,655	17,471,645
#*	Saia, Inc.	36,312	15,172,969
#	Schneider National, Inc., Class B	68,148	1,833,863
	Science Applications International Corp.	126,676	15,758,494
	Sensata Technologies Holding PLC	39,290	1,531,917
*	Servotronics, Inc.	1,473	16,969
	Shyft Group, Inc.	71,462	1,198,418
*	SIFCO Industries, Inc.	7,118	23,845
	Simpson Manufacturing Co., Inc.	87,803	16,866,078

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	SiteOne Landscape Supply, Inc.	65,228	$9,567,643
*	SkyWest, Inc.	113,293	9,056,642
	Snap-on, Inc.	55,011	15,789,807
#	Southwest Airlines Co.	897,568	24,180,482
*	SPX Technologies, Inc.	112,542	16,604,447
	SS&C Technologies Holdings, Inc.	274,155	19,999,607
	Standex International Corp.	29,267	5,467,076
	Stanley Black & Decker, Inc.	127,450	13,461,269
	Steelcase, Inc., Class A	275,560	3,992,864
*	Stericycle, Inc.	196,408	11,499,688
*	Sterling Check Corp.	8,850	138,768
*	Sterling Infrastructure, Inc.	78,696	9,157,067
*	Stratasys Ltd.	35,215	301,440
#*	Sun Country Airlines Holdings, Inc.	15,500	203,050
#*	Sunrun, Inc.	318,537	5,583,954
#*	Symbotic, Inc.	1,766	47,346
#*	TaskUS, Inc., Class A	47,460	783,565
#*	Taylor Devices, Inc.	4,486	230,401
#	Tecnoglass, Inc.	77,010	4,143,908
	Tennant Co.	45,390	4,888,049
	Terex Corp.	197,971	12,523,645
	Tetra Tech, Inc.	72,135	15,382,067
	Textron, Inc.	222,379	20,659,009
*	Thermon Group Holdings, Inc.	91,306	2,995,750
	Timken Co.	184,263	16,021,668
#*	Titan International, Inc.	206,936	1,763,095
*	Titan Machinery, Inc.	46,989	837,814
	Toro Co.	154,432	14,783,775
	Trane Technologies PLC	41,581	13,899,697
*	Transcat, Inc.	20,095	2,315,748
	TransDigm Group, Inc.	10,746	13,907,688
	TransUnion	201,335	18,172,497
*	Trex Co., Inc.	131,472	10,995,003
	TriNet Group, Inc.	81,862	8,534,113
	Trinity Industries, Inc.	239,452	7,916,283
*	TrueBlue, Inc.	78,280	935,446
*	Tutor Perini Corp.	94,277	2,346,555
	Twin Disc, Inc.	21,208	305,819
*	Uber Technologies, Inc.	75,422	4,862,456
	UFP Industries, Inc.	129,329	17,062,375
#*	U-Haul Holding Co. (UHAL US)	33,051	2,207,476
	U-Haul Holding Co. (UHAL/B US)	315,360	20,097,893
*	Ultralife Corp.	45,236	541,927
	UniFirst Corp.	38,197	7,430,844
	Union Pacific Corp.	437,167	107,862,214
*	United Airlines Holdings, Inc.	350,661	15,927,023
	United Parcel Service, Inc., Class B	446,131	58,162,098
	United Rentals, Inc.	80,671	61,076,014
#	Universal Logistics Holdings, Inc.	72,087	3,101,904
*	Upwork, Inc.	161,605	1,958,653
*	V2X, Inc.	24,735	1,289,436
	Valmont Industries, Inc.	54,352	16,216,463
	Veralto Corp.	83,898	8,940,171
	Verisk Analytics, Inc.	129,932	34,009,701
*	Verra Mobility Corp.	248,133	7,476,247
	Vertiv Holdings Co., Class A	283,856	22,339,467
*	Viad Corp.	47,392	1,575,784
*	Vicor Corp.	49,203	2,071,938
#	Virco Mfg. Corp.	31,667	557,339

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	VirTra, Inc.	14,076	$123,447
#	VSE Corp.	40,621	3,614,863
#	Wabash National Corp.	145,883	3,135,026
	Waste Management, Inc.	331,754	67,233,266
#	Watsco, Inc. (WSO US)	54,277	26,568,049
#»	Watsco, Inc. (WSO/B US), Class B	4,958	2,462,341
	Watts Water Technologies, Inc., Class A	55,298	11,475,441
#	Werner Enterprises, Inc.	193,671	7,589,966
	Westinghouse Air Brake Technologies Corp.	152,043	24,501,729
#*	Wilhelmina International, Inc.	3,392	19,097
*	Willdan Group, Inc.	30,043	1,017,857
	Willis Lease Finance Corp.	8,926	770,135
*	WillScot Holdings Corp.	500,797	20,532,677
	Woodward, Inc.	120,529	18,801,319
	WW Grainger, Inc.	40,749	39,804,031
*	XPO, Inc.	213,984	24,584,622
	Xylem, Inc.	204,831	27,344,938
#	Zurn Elkay Water Solutions Corp.	197,711	6,417,699
TOTAL INDUSTRIALS			4,786,230,190
INFORMATION TECHNOLOGY — (24.3%)
*	8x8, Inc.	34,091	105,000
	A10 Networks, Inc.	147,710	1,933,524
	Accenture PLC, Class A	446,415	147,593,727
*	ACI Worldwide, Inc.	256,789	11,100,988
#	Adeia, Inc.	190,258	2,235,531
*	Adobe, Inc.	173,720	95,832,638
#	Advanced Energy Industries, Inc.	89,319	10,394,052
*	Advanced Micro Devices, Inc.	338,161	48,857,501
*	Akamai Technologies, Inc.	175,615	17,259,442
*	Alarm.com Holdings, Inc.	55,546	3,918,770
*	Alithya Group, Inc., Class A	12,642	16,536
*	Alkami Technology, Inc.	51,279	1,678,362
*	Alpha & Omega Semiconductor Ltd.	76,697	3,175,256
#*	Altair Engineering, Inc., Class A	10,692	944,745
*	Ambarella, Inc.	67,984	3,578,678
	Amdocs Ltd.	152,769	13,362,704
	American Software, Inc., Class A	51,456	562,929
	Amkor Technology, Inc.	721,239	23,555,666
	Amphenol Corp., Class A	366,198	23,531,883
*	Amtech Systems, Inc.	14,266	81,887
	Analog Devices, Inc.	208,424	48,225,145
*	Appfolio, Inc., Class A	5,884	1,303,188
	Apple, Inc.	7,780,705	1,727,938,966
	Applied Materials, Inc.	266,328	56,514,802
#*	AppLovin Corp., Class A	254,085	19,589,953
*	Arista Networks, Inc.	35,978	12,468,176
*	Arrow Electronics, Inc.	115,438	14,278,526
*	ASGN, Inc.	136,021	12,877,108
#*	Aspen Technology, Inc.	49,906	9,379,833
*	AstroNova, Inc.	16,656	263,498
*	Atlassian Corp., Class A	15,287	2,699,226
#*	Aurora Innovation, Inc.	968,892	3,875,568
*	Autodesk, Inc.	61,065	15,114,809
#*	AvePoint, Inc.	62,994	686,635
*	Aviat Networks, Inc.	45,064	1,396,984
	Avnet, Inc.	260,395	13,998,835
*	Axcelis Technologies, Inc.	47,878	6,049,385
*	AXT, Inc.	47,053	171,273

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Badger Meter, Inc.	42,125	$8,684,490
#	Bel Fuse, Inc. (BELFA US), Class A	4,354	408,187
#	Bel Fuse, Inc. (BELFB US), Class B	31,187	2,316,258
	Belden, Inc.	98,361	9,117,081
	Benchmark Electronics, Inc.	104,467	5,000,835
#	Bentley Systems, Inc., Class B	74,633	3,637,612
*	BK Technologies Corp.	4,890	62,983
*	Blackbaud, Inc.	92,712	7,359,479
*	Box, Inc., Class A	203,631	5,726,104
	Broadcom, Inc.	1,269,570	203,994,508
*	Cadence Design Systems, Inc.	36,844	9,861,665
*	Calix, Inc.	155,258	6,385,762
*	CCC Intelligent Solutions Holdings, Inc.	188,082	1,929,721
	CDW Corp.	157,565	34,366,502
*	CEVA, Inc.	67,090	1,345,154
*	Ciena Corp.	286,623	15,116,497
*	Cirrus Logic, Inc.	124,353	16,225,579
	Cisco Systems, Inc.	2,247,906	108,911,046
#	Clear Secure, Inc., Class A	11,439	244,223
#*	Clearfield, Inc.	31,727	1,376,952
	Climb Global Solutions, Inc.	9,192	656,493
*	Cloudflare, Inc., Class A	6,205	480,887
#*	Coda Octopus Group, Inc.	22,446	164,305
	Cognex Corp.	86,749	4,304,485
	Cognizant Technology Solutions Corp., Class A	542,303	41,041,491
*	Coherent Corp.	157,610	10,982,265
*	Cohu, Inc.	135,241	4,326,360
*	CommVault Systems, Inc.	12,398	1,895,034
*	Consensus Cloud Solutions, Inc.	31,506	671,078
#*	CoreCard Corp.	729	8,675
	Corning, Inc.	742,499	29,707,385
*	CPI Card Group, Inc.	215	6,306
#	Crane NXT Co.	144,647	9,095,403
*	Credo Technology Group Holding Ltd.	169,240	4,696,410
*	Crexendo, Inc.	15,880	66,220
*	Crowdstrike Holdings, Inc., Class A	7,753	1,798,386
#*	CS Disco, Inc.	10,671	65,947
#	CSP, Inc.	16,390	253,389
	CTS Corp.	73,540	3,594,635
*	CVD Equipment Corp.	2,767	10,791
#*	Daily Journal Corp.	1,356	631,354
*	Daktronics, Inc.	144,872	2,170,183
*	Datadog, Inc., Class A	24,069	2,802,594
	Dell Technologies, Inc., Class C	159,887	18,175,954
*	Diebold Nixdorf, Inc.	24,826	1,081,172
#*	Digi International, Inc.	81,661	2,229,345
#*	DigitalOcean Holdings, Inc.	18,559	614,860
*	Diodes, Inc.	130,146	10,177,417
*	DocuSign, Inc.	16,458	913,090
	Dolby Laboratories, Inc., Class A	110,837	8,729,522
*	DoubleVerify Holdings, Inc.	33,631	710,287
*	Dropbox, Inc., Class A	179,759	4,299,835
#*	DXC Technology Co.	276,684	5,627,753
*	Dynatrace, Inc.	97,752	4,293,268
#*	E2open Parent Holdings, Inc.	326,609	1,525,264
#*	Eastman Kodak Co.	50,393	292,783
*	eGain Corp.	36,500	264,625
#*	Elastic NV	30,171	3,308,854
#*	Enfusion, Inc., Class A	11,872	112,547

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Enphase Energy, Inc.	66,551	$7,660,686
	Entegris, Inc.	80,367	9,506,612
*	Envestnet, Inc.	79,401	4,921,274
*	EPAM Systems, Inc.	48,391	10,410,356
*	ePlus, Inc.	58,409	5,368,955
#*	EverCommerce, Inc.	7,234	87,242
#*	Everspin Technologies, Inc.	14,120	87,685
*	Extreme Networks, Inc.	109,529	1,566,265
*	F5, Inc.	79,293	16,147,227
*	Fabrinet	64,905	14,315,447
*	Fair Isaac Corp.	13,924	22,278,400
#*	FARO Technologies, Inc.	17,598	300,926
*	First Solar, Inc.	94,830	20,482,332
*	Flex Ltd.	965,580	31,043,397
*	FormFactor, Inc.	180,968	9,692,646
*	Fortinet, Inc.	214,400	12,443,776
*	Franklin Wireless Corp.	8,801	37,844
*	Frequency Electronics, Inc.	36,985	502,996
*	Freshworks, Inc., Class A	55,737	696,712
*	Gartner, Inc.	72,045	36,108,234
	Gen Digital, Inc.	803,719	20,888,657
#*	Genasys, Inc.	36,815	93,878
#*	GLOBALFOUNDRIES, Inc.	26,424	1,347,888
#*	Globant SA	44,306	8,626,821
*	GoDaddy, Inc., Class A	103,810	15,099,164
*	Grid Dynamics Holdings, Inc.	90,847	1,171,926
*	GSI Technology, Inc.	38,559	107,965
*	Guidewire Software, Inc.	66,622	9,997,964
	Hackett Group, Inc.	81,497	2,223,238
*	Harmonic, Inc.	309,199	4,532,857
*	HashiCorp, Inc., Class A	83,818	2,828,857
	Hewlett Packard Enterprise Co.	1,175,649	23,407,172
	HP, Inc.	536,451	19,360,517
*	HubSpot, Inc.	5,453	2,710,305
*	Ichor Holdings Ltd.	78,062	2,654,108
*	Identiv, Inc.	33,818	132,228
	Immersion Corp.	26,312	336,004
#*	indie Semiconductor, Inc., Class A	18,751	112,131
#*	Infinera Corp.	192,531	1,143,634
*	Informatica, Inc., Class A	17,072	408,704
	Information Services Group, Inc.	43,033	149,325
#*	Insight Enterprises, Inc.	60,868	13,664,866
#*	Instructure Holdings, Inc.	13,811	322,625
#*	Intapp, Inc.	29,241	1,047,705
	Intel Corp.	1,953,693	60,056,523
#*	Intellicheck, Inc.	745	2,272
#	InterDigital, Inc.	88,259	10,834,675
	International Business Machines Corp.	547,292	105,156,685
*	inTEST Corp.	29,892	322,834
	Intuit, Inc.	37,826	24,486,661
*	IPG Photonics Corp.	84,509	6,794,524
*	Iteris, Inc.	75,670	371,540
*	Itron, Inc.	111,779	11,562,420
	Jabil, Inc.	270,248	30,448,842
#*	Jamf Holding Corp.	142,141	2,602,602
*	JFrog Ltd.	177,391	6,840,197
*	Key Tronic Corp.	22,454	86,897
*	Keysight Technologies, Inc.	154,025	21,497,269
*	Kimball Electronics, Inc.	58,353	1,382,966

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	77,815	$64,047,192
*	Knowles Corp.	299,910	5,479,356
#	Kulicke & Soffa Industries, Inc.	161,919	7,637,719
*	KVH Industries, Inc.	68,090	303,001
*	Kyndryl Holdings, Inc.	407,694	10,954,738
	Lam Research Corp.	75,319	69,386,876
#*	Lantronix, Inc.	70,683	289,800
*	Lattice Semiconductor Corp.	109,242	5,789,826
*	LGL Group, Inc.	6,640	37,383
	Littelfuse, Inc.	54,679	14,605,308
*	LiveRamp Holdings, Inc.	160,788	4,868,661
#*	Lumentum Holdings, Inc.	143,486	7,429,705
*	Luna Innovations, Inc.	87,808	263,424
*	MACOM Technology Solutions Holdings, Inc.	71,071	7,172,485
*	Manhattan Associates, Inc.	57,118	14,586,795
	Marvell Technology, Inc.	403,465	27,024,086
*	Matterport, Inc.	298,482	1,325,260
*	MaxLinear, Inc.	121,102	1,712,382
#*	MeridianLink, Inc.	45,510	1,075,401
	Methode Electronics, Inc.	61,443	777,868
	Microchip Technology, Inc.	540,197	47,958,690
	Micron Technology, Inc.	346,755	38,080,634
	Microsoft Corp.	3,789,054	1,585,150,741
*	Mirion Technologies, Inc.	19,596	206,542
#*	Mitek Systems, Inc.	115,178	1,533,019
	MKS Instruments, Inc.	9,092	1,144,683
*	MongoDB, Inc.	7,608	1,919,955
	Monolithic Power Systems, Inc.	15,272	13,181,110
	Motorola Solutions, Inc.	72,016	28,728,623
#*	M-Tron Industries, Inc.	3,320	116,266
*	N-able, Inc.	166,756	2,324,579
	Napco Security Technologies, Inc.	48,911	2,729,723
*	nCino, Inc.	164,139	5,377,194
#*	NCR Voyix Corp.	130,816	1,929,536
	NetApp, Inc.	241,476	30,662,622
*	NETGEAR, Inc.	86,165	1,368,300
*	NetScout Systems, Inc.	92,419	1,880,727
#*	nLight, Inc.	114,644	1,383,753
*	Nortech Systems, Inc.	446	6,485
#*	Novanta, Inc.	34,624	6,273,176
*	Nutanix, Inc., Class A	85,299	4,308,452
	NVE Corp.	7,415	662,159
	NVIDIA Corp.	14,615,590	1,710,316,342
	NXP Semiconductors NV	118,472	31,177,092
*	Okta, Inc.	77,339	7,265,226
*	ON Semiconductor Corp.	423,762	33,159,376
*	ON24, Inc.	101,495	666,822
*	OneSpan, Inc.	65,876	974,965
*	Onto Innovation, Inc.	44,086	8,433,652
*	Optical Cable Corp.	4,427	12,174
	Oracle Corp.	832,941	116,153,622
*	OSI Systems, Inc.	39,981	5,916,388
*	Palantir Technologies, Inc., Class A	413,256	11,112,454
*	Palo Alto Networks, Inc.	34,785	11,295,733
#*	PAR Technology Corp.	40,659	2,058,972
	PC Connection, Inc.	69,941	5,005,677
*	PDF Solutions, Inc.	89,834	3,152,275
	Pegasystems, Inc.	34,478	2,403,806
*	Perficient, Inc.	14,898	1,123,458

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Photronics, Inc.	215,041	$5,464,192
*	Plexus Corp.	81,690	10,470,207
	Power Integrations, Inc.	127,903	9,342,035
#*	Powerfleet, Inc. NJ	46,023	208,484
*	PowerSchool Holdings, Inc., Class A	124,373	2,805,855
#*	Procore Technologies, Inc.	47,207	3,353,113
	Progress Software Corp.	128,358	7,496,107
*	PTC, Inc.	60,114	10,691,275
*	Pure Storage, Inc., Class A	179,745	10,772,118
#*	Q2 Holdings, Inc.	81,339	5,487,942
*	Qorvo, Inc.	141,505	16,952,299
	QUALCOMM, Inc.	817,724	147,967,158
*	Qualys, Inc.	58,292	8,693,669
#*	QuickLogic Corp.	4,090	44,172
*	Rambus, Inc.	159,034	8,180,709
#*	Red Violet, Inc.	3,910	100,722
*	RF Industries Ltd.	19,118	79,722
*	Ribbon Communications, Inc.	261,667	887,051
#	Richardson Electronics Ltd.	31,325	374,960
*	Rimini Street, Inc.	154,721	343,481
#*	Riot Platforms, Inc.	18,153	184,979
*	Rogers Corp.	38,296	4,679,005
	Roper Technologies, Inc.	32,818	17,877,605
	Salesforce, Inc.	172,057	44,528,352
#*	Samsara, Inc., Class A	69,922	2,676,614
*	Sanmina Corp.	159,866	12,042,706
	Sapiens International Corp. NV	87,856	3,417,598
*	ScanSource, Inc.	107,798	5,610,886
	Seagate Technology Holdings PLC	149,795	15,304,555
*	SecureWorks Corp., Class A	39,029	300,523
*	SEMrush Holdings, Inc., Class A	24,764	365,021
*	SentinelOne, Inc., Class A	608,362	13,931,490
*	ServiceNow, Inc.	13,777	11,219,851
*	SigmaTron International, Inc.	9,201	30,823
#*	Silicon Laboratories, Inc.	63,252	7,598,463
*	SiTime Corp.	20,129	2,857,312
	Skyworks Solutions, Inc.	152,359	17,311,030
#*	SMART Global Holdings, Inc.	148,014	3,463,528
#*	SmartRent, Inc.	12,200	22,448
*	Smartsheet, Inc., Class A	104,976	5,034,649
	SolarWinds Corp.	266,448	3,178,725
*	SPS Commerce, Inc.	858	184,830
††	SRAX, Inc.	3,513	351
*	Super Micro Computer, Inc.	48,133	33,772,519
#*	Synaptics, Inc.	93,043	8,124,515
*	Synchronoss Technologies, Inc.	1,336	13,961
*	Synopsys, Inc.	20,639	11,523,166
	TD SYNNEX Corp.	149,713	17,841,298
	TE Connectivity Ltd.	215,681	33,286,049
*	Teledyne Technologies, Inc.	41,328	17,434,630
*	Telos Corp.	36,741	157,986
*	Teradata Corp.	182,290	5,909,842
	Teradyne, Inc.	119,411	15,661,947
	Texas Instruments, Inc.	611,853	124,701,760
*	Trimble, Inc.	227,402	12,402,505
#*	Trio-Tech International	3,963	21,868
*	TTM Technologies, Inc.	302,815	5,868,555
*	Turtle Beach Corp.	15,830	229,060
*	Twilio, Inc., Class A	68,830	4,069,918

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Tyler Technologies, Inc.	18,698	$10,622,521
*	Ultra Clean Holdings, Inc.	118,884	5,142,922
	Universal Display Corp.	40,337	8,979,823
*	Varonis Systems, Inc.	6,027	332,269
#*	Veeco Instruments, Inc.	132,819	5,500,035
*	Verint Systems, Inc.	121,368	4,386,240
*	VeriSign, Inc.	60,467	11,307,934
#*	Vertex, Inc., Class A	25,805	1,023,168
*	Viant Technology, Inc., Class A	2,633	30,622
#*	Viasat, Inc.	80	1,618
*	Viavi Solutions, Inc.	504,632	4,057,241
#	Vishay Intertechnology, Inc.	361,522	8,788,600
*	Vishay Precision Group, Inc.	35,021	1,200,870
	Vontier Corp.	255,773	10,033,975
*	Western Digital Corp.	194,711	13,055,373
*	WidePoint Corp.	562	2,108
#*	Wolfspeed, Inc.	21,437	404,087
*	Workday, Inc., Class A	13,900	3,156,968
	Xerox Holdings Corp.	225,156	2,423,804
*	Xperi, Inc.	5,431	44,371
*	Yext, Inc.	56,792	327,122
*	Zebra Technologies Corp., Class A	43,150	15,153,848
*	Zoom Video Communications, Inc., Class A	96,172	5,808,789
*	Zscaler, Inc.	14,782	2,651,152
TOTAL INFORMATION TECHNOLOGY			8,397,797,400
MATERIALS — (3.9%)
	AdvanSix, Inc.	24,785	693,236
	Air Products & Chemicals, Inc.	96,668	25,505,852
#	Albemarle Corp.	107,476	10,067,277
	Alcoa Corp.	169,171	5,589,410
	Alpha Metallurgical Resources, Inc.	17,651	5,214,282
*	Alto Ingredients, Inc.	48,808	77,605
	Amcor PLC	1,337,942	14,088,529
*	American Biltrite, Inc.	36	3,231
	American Vanguard Corp.	66,645	641,125
	AptarGroup, Inc.	133,462	19,616,245
#*	Arcadium Lithium PLC	984,445	3,130,535
	Arch Resources, Inc.	41,854	6,133,704
*	Arq, Inc.	33,633	219,960
*	Ascent Industries Co.	20,399	205,622
	Ashland, Inc.	127,668	12,339,112
*	Aspen Aerogels, Inc.	122,812	2,506,593
*	ATI, Inc.	227,010	15,370,847
	Avery Dennison Corp.	142,088	30,808,941
	Avient Corp.	189,145	8,556,920
*	Axalta Coating Systems Ltd.	436,883	15,574,879
	Balchem Corp.	71,532	12,694,069
	Ball Corp.	331,914	21,186,071
	Berry Global Group, Inc.	323,985	21,292,294
#	Cabot Corp.	137,563	13,796,193
	Caledonia Mining Corp. PLC	1,563	18,287
	Carpenter Technology Corp.	133,308	19,445,638
	Celanese Corp.	106,191	14,988,860
*	Century Aluminum Co.	245,589	3,710,850
	CF Industries Holdings, Inc.	247,915	18,938,227
	Chemours Co.	126,045	3,046,508
*	Clearwater Paper Corp.	111,620	6,191,561
*	Cleveland-Cliffs, Inc.	296,519	4,551,567

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Coeur Mining, Inc.	774,432	$5,026,064
	Commercial Metals Co.	252,512	15,175,971
*	Core Molding Technologies, Inc.	18,326	338,115
	Corteva, Inc.	458,974	25,748,441
	Crown Holdings, Inc.	272,535	24,173,854
*	Dakota Gold Corp.	23,368	55,616
	Dow, Inc.	791,381	43,106,523
	DuPont de Nemours, Inc.	181,245	15,170,206
	Eagle Materials, Inc.	90,031	24,515,441
	Eastman Chemical Co.	137,241	14,181,113
	Ecolab, Inc.	91,823	21,182,648
#*	Ecovyst, Inc.	169,411	1,616,181
	Element Solutions, Inc.	568,940	15,332,933
	Ferroglobe PLC	161,110	894,160
	FMC Corp.	116,401	6,793,162
	Fortitude Gold Corp.	54,214	251,553
	Freeport-McMoRan, Inc.	874,147	39,695,015
	Friedman Industries, Inc.	15,398	260,226
#*	Gatos Silver, Inc.	84,123	1,069,203
#	Graphic Packaging Holding Co.	905,461	27,254,376
	Greif, Inc. (GEF US), Class A	73,383	4,893,178
	Greif, Inc. (GEF/B US), Class B	32,148	2,271,899
	Hawkins, Inc.	55,152	5,730,293
	HB Fuller Co.	136,253	11,745,009
	Hecla Mining Co.	692,087	4,000,263
	Huntsman Corp.	486,819	11,649,579
*	Idaho Strategic Resources, Inc.	1,131	12,430
*	Ingevity Corp.	51,283	2,353,377
	Innospec, Inc.	54,600	7,160,244
	International Flavors & Fragrances, Inc.	135,712	13,500,630
	International Paper Co.	353,899	16,449,225
*	Intrepid Potash, Inc.	31,609	824,679
	Kaiser Aluminum Corp.	38,977	3,067,100
*	Knife River Corp.	118,604	9,431,390
	Koppers Holdings, Inc.	58,787	2,393,219
	Kronos Worldwide, Inc.	147,372	1,762,569
	Linde PLC	189,850	86,096,975
	Louisiana-Pacific Corp.	176,125	17,288,430
#*	LSB Industries, Inc.	213,557	1,945,504
	LyondellBasell Industries NV, Class A	459,795	45,731,211
	Martin Marietta Materials, Inc.	53,993	32,036,747
	Materion Corp.	52,387	6,308,966
	Mativ Holdings, Inc.	94,743	1,808,644
	Mercer International, Inc.	159,025	1,211,770
#*	Metallus, Inc.	151,655	3,400,105
	Minerals Technologies, Inc.	77,549	6,078,291
	Mosaic Co.	74,700	2,223,819
	Myers Industries, Inc.	83,553	1,244,940
	NewMarket Corp.	19,802	11,106,348
	Newmont Corp.	633,166	31,069,456
*	Nexa Resources SA	21,304	154,241
	Northern Technologies International Corp.	21,837	287,593
	Nucor Corp.	218,196	35,552,856
	Olin Corp.	336,059	15,327,651
	Olympic Steel, Inc.	39,123	1,982,754
	Orion SA	103,105	2,538,445
	Packaging Corp. of America	117,975	23,579,663
	Pactiv Evergreen, Inc.	46,421	609,972
*	Perimeter Solutions SA	100,794	976,694

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	236,776	$30,065,816
	Quaker Chemical Corp.	8,668	1,573,849
	Radius Recycling, Inc.	38,628	699,939
	Ramaco Resources, Inc. (METC US), Class A	30,433	413,889
	Ramaco Resources, Inc. (METCB US), Class B	3,692	43,159
*	Ranpak Holdings Corp.	27,705	200,030
*	Rayonier Advanced Materials, Inc.	144,398	960,247
	Reliance, Inc.	81,191	24,727,531
††	Resolute Forest Products, Inc.	229,171	325,423
	Royal Gold, Inc.	98,520	13,607,582
	RPM International, Inc.	171,572	20,839,135
	Ryerson Holding Corp.	99,511	2,367,367
	Sealed Air Corp.	180,379	6,863,421
	Sensient Technologies Corp.	86,790	6,773,959
	Sherwin-Williams Co.	139,942	49,091,654
	Silgan Holdings, Inc.	300,473	15,453,326
#*	Smith-Midland Corp.	778	27,012
	Smurfit WestRock PLC	39,120	1,754,141
	Sonoco Products Co.	282,079	15,209,700
#	Southern Copper Corp.	60,452	6,444,788
	Steel Dynamics, Inc.	275,188	36,660,545
	Stepan Co.	50,804	4,299,543
*	Summit Materials, Inc., Class A	326,725	13,650,570
	SunCoke Energy, Inc.	243,408	2,847,874
	Sylvamo Corp.	77,650	5,723,581
	Tredegar Corp.	2,570	14,675
	TriMas Corp.	111,899	2,750,477
	Tronox Holdings PLC	299,210	4,835,234
#*	U.S. Gold Corp.	6,134	35,823
	U.S. Lime & Minerals, Inc.	62,510	5,316,475
*	Universal Stainless & Alloy Products, Inc.	21,124	792,572
	Vulcan Materials Co.	124,001	34,039,514
	Warrior Met Coal, Inc.	126,547	8,745,663
	Westlake Corp.	50,760	7,505,374
	Worthington Steel, Inc.	126,194	5,031,355
TOTAL MATERIALS			1,353,542,233
REAL ESTATE — (0.4%)
#*	AMREP Corp.	11,298	287,647
*	CBRE Group, Inc., Class A	298,072	33,595,695
#*	CKX Lands, Inc.	2,161	28,331
*	Compass, Inc., Class A	122,967	539,825
*	Comstock Holding Cos., Inc.	2,731	17,342
*	CoStar Group, Inc.	185,770	14,493,776
*	Cushman & Wakefield PLC	363,178	4,761,264
#	DigitalBridge Group, Inc.	302,631	4,276,176
*	Douglas Elliman, Inc.	86,861	178,934
*	Five Point Holdings LLC, Class A	104,641	350,547
*	Forestar Group, Inc.	63,529	2,009,422
*	FRP Holdings, Inc.	52,892	1,591,520
*	Howard Hughes Holdings, Inc.	114,263	8,474,887
*	Jones Lang LaSalle, Inc.	82,268	20,641,041
*»	JW Mays, Inc.	2,713	118,016
	Kennedy-Wilson Holdings, Inc.	17,293	180,020
#	Marcus & Millichap, Inc.	108,689	4,305,171
#*	Maui Land & Pineapple Co., Inc.	13,093	313,054
	Newmark Group, Inc., Class A	348,683	4,525,905
#*	Opendoor Technologies, Inc.	594,775	1,379,878
*	Rafael Holdings, Inc., Class B	20,215	30,120

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc., Class A	30,479	$790,625
	St. Joe Co.	158,887	9,800,150
#*	Stratus Properties, Inc.	18,246	503,955
*	Tejon Ranch Co.	60,026	1,140,494
#*	Zillow Group, Inc. (Z US), Class C	170,206	8,289,032
#*	Zillow Group, Inc. (ZG US), Class A	58,846	2,789,300
TOTAL REAL ESTATE			125,412,127
UTILITIES — (1.8%)
	AES Corp.	496,941	8,840,580
	ALLETE, Inc.	66,245	4,272,803
	Alliant Energy Corp.	187,117	10,414,932
	Ameren Corp.	114,460	9,073,244
	American Electric Power Co., Inc.	221,751	21,758,208
	American States Water Co.	56,210	4,639,011
	American Water Works Co., Inc.	76,643	10,910,897
	Artesian Resources Corp., Class A	12,552	491,662
	Atmos Energy Corp.	92,101	11,777,876
	Avista Corp.	107,514	4,212,399
	Black Hills Corp.	68,263	4,030,930
#	Brookfield Renewable Corp., Class A	110,209	3,096,873
	California Water Service Group	92,876	4,965,151
	CenterPoint Energy, Inc.	272,551	7,563,290
	Chesapeake Utilities Corp.	33,768	3,985,637
	Clearway Energy, Inc. (CWEN US), Class C	109,210	2,913,723
	Clearway Energy, Inc. (CWENA US), Class A	30,472	750,525
	CMS Energy Corp.	167,973	10,884,650
	Consolidated Edison, Inc.	145,724	14,211,004
#	Consolidated Water Co. Ltd.	29,338	852,562
	Constellation Energy Corp.	77,855	14,776,879
	Dominion Energy, Inc.	103,628	5,539,953
	DTE Energy Co.	105,448	12,709,647
	Duke Energy Corp.	144,772	15,819,236
	Edison International	174,281	13,944,223
	Entergy Corp.	107,906	12,513,859
	Essential Utilities, Inc.	205,785	8,365,160
	Evergy, Inc.	216,513	12,557,754
	Eversource Energy	102,092	6,626,792
	Exelon Corp.	391,646	14,569,231
#	FirstEnergy Corp.	264,403	11,081,130
	Genie Energy Ltd., Class B	78,248	1,327,086
	Global Water Resources, Inc.	821	10,616
#	IDACORP, Inc.	68,279	6,674,272
#	MGE Energy, Inc.	65,025	5,711,796
	Middlesex Water Co.	30,939	2,056,825
	National Fuel Gas Co.	37,505	2,197,418
	New Jersey Resources Corp.	166,681	7,792,337
	NextEra Energy, Inc.	402,588	30,753,697
#	NiSource, Inc.	255,334	7,979,188
#	Northwest Natural Holding Co.	42,858	1,713,463
	Northwestern Energy Group, Inc.	59,193	3,182,808
	NRG Energy, Inc.	537,776	40,424,622
	OGE Energy Corp.	193,838	7,515,099
#	ONE Gas, Inc.	74,793	5,207,837
#	Ormat Technologies, Inc.	136,352	10,586,369
#	Otter Tail Corp.	72,563	7,032,806
	PG&E Corp.	1,040,025	18,980,456
#	Pinnacle West Capital Corp.	79,015	6,762,894
	PNM Resources, Inc.	74,020	3,077,752

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Portland General Electric Co.	118,737	$5,625,759
	PPL Corp.	368,720	10,958,358
	Public Service Enterprise Group, Inc.	296,330	23,638,244
*	Pure Cycle Corp.	41,462	456,082
#	RGC Resources, Inc.	9,760	219,698
	Sempra	198,125	15,861,888
	SJW Group	44,526	2,698,721
	Southern Co.	226,157	18,888,633
	Southwest Gas Holdings, Inc.	78,920	5,852,707
	Spire, Inc.	71,074	4,732,818
	UGI Corp.	258,497	6,405,556
	Unitil Corp.	28,058	1,719,394
	Vistra Corp.	691,902	54,812,476
	WEC Energy Group, Inc.	96,080	8,268,645
	Xcel Energy, Inc.	270,396	15,758,679
#	York Water Co.	24,893	1,028,330
TOTAL UTILITIES			614,063,150
TOTAL COMMON STOCKS			33,546,488,351
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	5,647	129,146
TOTAL INVESTMENT SECURITIES (Cost $12,547,926,475)			33,546,617,497

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	322,108,465	322,108,465
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	58,275,856	674,076,830
TOTAL INVESTMENTS — (100.0%)
(Cost $13,544,121,041)^^			$34,542,802,792
As of July 31, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,031	09/20/24	$285,605,302	$286,514,900	$909,598
Total Futures Contracts			$285,605,302	$286,514,900	$909,598
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,176,602,874	$4,128	—	$2,176,607,002
Consumer Discretionary	3,277,032,830	3,655	—	3,277,036,485

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$1,944,316,999	$142,745	—	$1,944,459,744
Energy	1,941,808,687	—	—	1,941,808,687
Financials	5,477,318,701	41,268	—	5,477,359,969
Health Care	3,450,829,488	—	$1,341,876	3,452,171,364
Industrials	4,783,697,260	2,529,219	3,711	4,786,230,190
Information Technology	8,397,797,049	—	351	8,397,797,400
Materials	1,353,216,810	—	325,423	1,353,542,233
Real Estate	125,294,111	118,016	—	125,412,127
Utilities	614,063,150	—	—	614,063,150
Preferred Stocks
Communication Services	129,146	—	—	129,146
Temporary Cash Investments	322,108,465	—	—	322,108,465
Securities Lending Collateral	—	674,076,830	—	674,076,830
Total Investments in Securities	$33,864,215,570	$676,915,861	$1,671,361˂˃	$34,542,802,792
Financial Instruments
Assets
Futures Contracts**	909,598	—	—	909,598
Total Financial Instruments	$909,598	—	—	$909,598
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (5.4%)
	Alphabet, Inc. (GOOG US), Class C	174,880	$30,280,472
	Alphabet, Inc. (GOOGL US), Class A	170,641	29,271,757
#*	AMC Networks, Inc., Class A	4,894	54,470
*	Angi, Inc.	20,303	47,103
*	Anterix, Inc.	13,159	529,781
	AT&T, Inc.	479,870	9,237,498
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	7,868	361,299
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	20,086	872,335
	ATN International, Inc.	3,917	116,217
*	Bandwidth, Inc., Class A	23,295	531,592
#*	Boston Omaha Corp., Class A	4,807	70,663
#	Cable One, Inc.	1,090	450,584
#*	Cardlytics, Inc.	19,917	165,112
*	Cargurus, Inc.	54,085	1,342,390
#*	Cars.com, Inc.	60,339	1,244,190
#*	Charter Communications, Inc., Class A	6,662	2,529,695
#*	Cinemark Holdings, Inc.	101,239	2,387,216
	Comcast Corp., Class A	440,297	18,171,057
*	Consolidated Communications Holdings, Inc.	63,509	292,141
*	Creative Realities, Inc.	100	481
*	DHI Group, Inc.	40,980	86,878
#*	EchoStar Corp., Class A	37,779	758,602
	Electronic Arts, Inc.	9,605	1,449,779
#*	Emerald Holding, Inc.	3,272	18,552
#	Endeavor Group Holdings, Inc., Class A	2,837	77,791
	Entravision Communications Corp., Class A	85,305	186,818
*	Eventbrite, Inc., Class A	9,491	46,411
*	EverQuote, Inc., Class A	9,338	243,628
*	EW Scripps Co., Class A	14,223	53,479
	Fox Corp. (FOX US), Class B	97,927	3,469,554
	Fox Corp. (FOXA US), Class A	93,567	3,559,289
#*	Frontier Communications Parent, Inc.	120,192	3,521,626
*	Gaia, Inc.	9,523	46,948
*	Gannett Co., Inc.	10,904	53,539
*††	GCI Liberty, Inc.	91,121	0
	Gray Television, Inc. (GTN US)	68,790	442,320
#	Gray Television, Inc. (GTN/A US), Class A	2,300	20,378
	IDT Corp., Class B	32,285	1,234,256
*	IMAX Corp.	13,419	283,141
*	Integral Ad Science Holding Corp.	65,953	671,402
	Interpublic Group of Cos., Inc.	80,376	2,585,696
	Iridium Communications, Inc.	65,223	1,871,900
	John Wiley & Sons, Inc. (WLY US), Class A	32,215	1,538,266
	John Wiley & Sons, Inc. (WLYB US), Class B	1,330	63,441
#*	Lee Enterprises, Inc.	3,798	38,702
*	Liberty Broadband Corp. (LBRDA US), Class A	3,022	200,117
*	Liberty Broadband Corp. (LBRDK US), Class C	37,226	2,508,660
*	Liberty Global Ltd. (LBTYA US), Class A	46,057	897,651
*	Liberty Global Ltd. (LBTYK US), Class C	32,852	660,654
*	Liberty Latin America Ltd. (LILA US), Class A	20,793	217,911
#*	Liberty Latin America Ltd. (LILAK US), Class C	154,852	1,641,431
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,537	187,662
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	29,179	2,359,706

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	3,558	$134,386
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	13,869	541,168
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	110	2,488
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	56,685	519,801
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	45,267	373,000
*	Madison Square Garden Entertainment Corp.	22,059	871,110
*	Madison Square Garden Sports Corp.	3,747	750,936
*	Magnite, Inc.	90,851	1,320,974
#	Marcus Corp.	6,804	85,662
*	Match Group, Inc.	4,910	187,267
	Meta Platforms, Inc., Class A	116,165	55,158,627
	New York Times Co., Class A	41,331	2,214,928
	News Corp. (NWS US), Class B	90,843	2,588,117
	News Corp. (NWSA US), Class A	175,143	4,830,444
#	Nexstar Media Group, Inc.	33,521	6,194,346
#*	Nextdoor Holdings, Inc.	79,049	224,499
	Omnicom Group, Inc.	38,949	3,818,560
	Paramount Global (PARAA US), Class A	3,778	86,516
*	Pinterest, Inc., Class A	9,803	313,206
*	PubMatic, Inc., Class A	36,891	810,126
*	QuinStreet, Inc.	35,147	657,249
*	Reading International, Inc. (RDI US), Class A	19,145	27,952
#*	Reservoir Media, Inc.	7,804	62,120
#*	Roku, Inc.	12,653	736,531
	Saga Communications, Inc., Class A	2,124	32,922
	Scholastic Corp.	30,422	953,121
#	Shenandoah Telecommunications Co.	57,187	1,217,511
#	Shutterstock, Inc.	13,290	587,684
#	Sinclair, Inc.	6,688	102,861
#	Sirius XM Holdings, Inc.	120,878	417,029
*	Snap, Inc., Class A	1,700	22,644
#*	Sphere Entertainment Co.	28,188	1,253,802
	Spok Holdings, Inc.	22,686	347,776
#*	Stagwell, Inc.	22,543	150,587
*	Take-Two Interactive Software, Inc.	20,880	3,143,066
*	TechTarget, Inc.	19,310	617,920
	TEGNA, Inc.	194,817	3,103,435
	Telephone & Data Systems, Inc.	86,144	1,826,253
#*	Thryv Holdings, Inc.	29,941	583,251
	TKO Group Holdings, Inc.	10,889	1,190,712
	T-Mobile U.S., Inc.	48,874	8,908,753
#	Townsquare Media, Inc., Class A	11,289	136,371
*	Travelzoo	12,456	126,678
*	TripAdvisor, Inc.	35,861	632,229
*	TrueCar, Inc.	88,534	324,034
#*	U.S. Cellular Corp.	46,149	2,480,509
*	Urban One, Inc. (UONEK US)	26,346	36,884
	Verizon Communications, Inc.	635,012	25,730,686
*	Vimeo, Inc.	123,611	496,916
	Walt Disney Co.	94,980	8,898,676
*	Warner Bros Discovery, Inc.	28,957	250,478
#	Warner Music Group Corp., Class A	19,900	597,199
*	WideOpenWest, Inc.	22,903	124,821
*	Yelp, Inc.	40,602	1,479,131
*	Zedge, Inc., Class B	5,669	20,522
*	Ziff Davis, Inc.	26,017	1,245,694
*	ZoomInfo Technologies, Inc.	17,223	195,653
TOTAL COMMUNICATION SERVICES			278,698,062

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.5%)
#*	1-800-Flowers.com, Inc., Class A	39,182	$405,926
*	1stdibs.com, Inc.	14,223	65,141
*	Abercrombie & Fitch Co., Class A	58,833	8,676,691
#	Academy Sports & Outdoors, Inc.	63,006	3,406,734
*	Accel Entertainment, Inc.	4,871	59,426
#	Acushnet Holdings Corp.	69,470	5,042,133
*	Adient PLC	30,408	783,310
#	ADT, Inc.	67,803	527,507
*	Adtalem Global Education, Inc.	37,482	2,938,964
#	Advance Auto Parts, Inc.	19,844	1,256,721
#	A-Mark Precious Metals, Inc.	21,409	822,962
*	Amazon.com, Inc.	308,691	57,719,043
	AMCON Distributing Co.	438	60,891
*	American Axle & Manufacturing Holdings, Inc.	148,596	1,104,068
#	American Eagle Outfitters, Inc.	193,730	4,271,746
*	American Outdoor Brands, Inc.	14,342	133,667
*	American Public Education, Inc.	17,400	347,304
#*	America's Car-Mart, Inc.	5,702	394,864
*	Aptiv PLC	84,050	5,832,229
	Aramark	111,373	3,816,753
#	Arhaus, Inc.	19,085	289,901
#	Ark Restaurants Corp.	2,975	42,245
#	Arko Corp.	33,810	221,456
*	Asbury Automotive Group, Inc.	18,713	5,037,914
	Autoliv, Inc.	26,841	2,714,699
*	AutoNation, Inc.	36,770	7,012,774
	Bassett Furniture Industries, Inc.	9,023	118,562
	Bath & Body Works, Inc.	16,472	605,346
#*	Beazer Homes USA, Inc.	33,974	1,143,905
	Best Buy Co., Inc.	66,225	5,729,787
#*	Beyond, Inc.	27,810	314,253
	Big 5 Sporting Goods Corp.	9,722	19,930
*	Biglari Holdings, Inc. (BH US), Class B	1,301	261,176
*	Biglari Holdings, Inc. (BH/A US), Class A	142	137,563
*	BJ's Restaurants, Inc.	24,816	783,689
	Bloomin' Brands, Inc.	44,701	932,016
	Booking Holdings, Inc.	139	516,386
*	Boot Barn Holdings, Inc.	35,095	4,684,481
	BorgWarner, Inc.	161,539	5,703,942
	Boyd Gaming Corp.	43,949	2,675,176
*	Bright Horizons Family Solutions, Inc.	15,179	1,825,275
*	Brinker International, Inc.	18,604	1,242,933
#	Brunswick Corp.	50,302	4,097,098
	Buckle, Inc.	32,354	1,397,369
#	Build-A-Bear Workshop, Inc.	17,072	462,993
*	Burlington Stores, Inc.	2,401	625,028
*	Caesars Entertainment, Inc.	7,463	298,147
#	Caleres, Inc.	41,504	1,600,394
#	Camping World Holdings, Inc., Class A	30,208	691,159
*	Capri Holdings Ltd.	44,674	1,498,366
*	CarMax, Inc.	101,675	8,585,437
*	Carnival Corp.	43,104	718,113
	Carriage Services, Inc.	17,249	553,003
#	Carter's, Inc.	2,639	159,791
	Cato Corp., Class A	2,852	14,602
*	Cavco Industries, Inc.	8,273	3,430,151
	Century Communities, Inc.	34,436	3,605,794
	Cheesecake Factory, Inc.	38,709	1,505,393
#	Choice Hotels International, Inc.	8,184	1,043,051

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Churchill Downs, Inc.	5,130	$736,463
*	Chuy's Holdings, Inc.	16,180	600,116
#*	Citi Trends, Inc.	10,291	201,807
	Clarus Corp.	3,449	20,832
#	Columbia Sportswear Co.	37,536	3,066,691
#	Cracker Barrel Old Country Store, Inc.	4,697	215,264
*	Crocs, Inc.	5,094	684,481
	Crown Crafts, Inc.	4,355	21,644
*	Culp, Inc.	9,172	46,410
	Dana, Inc.	147,662	1,876,784
	Darden Restaurants, Inc.	16,601	2,428,560
#*	Dave & Buster's Entertainment, Inc.	22,491	845,887
*	Deckers Outdoor Corp.	1,854	1,710,556
#	Designer Brands, Inc., Class A	37,874	309,052
#*	Destination XL Group, Inc.	20,561	76,693
	Dick's Sporting Goods, Inc.	26,403	5,712,289
	Dillard's, Inc., Class A	9,129	3,638,728
*	DoorDash, Inc., Class A	18,626	2,062,271
*	Dorman Products, Inc.	28,943	2,933,952
	DR Horton, Inc.	37,770	6,795,956
*	Dream Finders Homes, Inc., Class A	5,587	176,270
*	Duluth Holdings, Inc., Class B	10,904	39,691
	eBay, Inc.	25,601	1,423,672
*	El Pollo Loco Holdings, Inc.	30,722	370,507
	Escalade, Inc.	12,824	190,821
#	Ethan Allen Interiors, Inc.	28,196	870,411
*	Etsy, Inc.	4,577	298,146
*	European Wax Center, Inc., Class A	3,511	32,968
*	Expedia Group, Inc.	4,814	614,603
#*	Figs, Inc., Class A	60,481	393,127
#*	First Watch Restaurant Group, Inc.	9,331	151,815
*	Five Below, Inc.	10,014	728,418
	Flanigan's Enterprises, Inc.	1,001	26,577
	Flexsteel Industries, Inc.	6,145	233,203
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,514,982
	Foot Locker, Inc.	71,878	2,088,775
	Ford Motor Co.	1,208,187	13,072,583
*	Fox Factory Holding Corp.	13,049	696,686
*	Frontdoor, Inc.	20,345	802,814
#*	Full House Resorts, Inc.	19,188	108,028
#*	Funko, Inc., Class A	7,564	75,564
	Gap, Inc.	158,091	3,711,977
	Garmin Ltd.	22,692	3,886,005
	General Motors Co.	281,807	12,489,686
*	Genesco, Inc.	10,217	314,990
	Gentex Corp.	117,490	3,649,239
*	Gentherm, Inc.	28,320	1,562,698
	Genuine Parts Co.	16,918	2,488,807
#*	G-III Apparel Group Ltd.	64,294	1,772,586
#*	Good Times Restaurants, Inc.	3,814	10,183
*	Goodyear Tire & Rubber Co.	206,946	2,421,268
	Graham Holdings Co., Class B	3,463	2,683,306
*	Grand Canyon Education, Inc.	21,595	3,367,740
*	Green Brick Partners, Inc.	22,902	1,675,281
#	Group 1 Automotive, Inc.	15,409	5,635,379
#	Guess?, Inc.	60,420	1,453,101
	H&R Block, Inc.	34,561	2,002,464
	Hamilton Beach Brands Holding Co., Class A	10,500	205,065
#*	Hanesbrands, Inc.	250,528	1,488,136

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Harley-Davidson, Inc.	79,158	$2,968,425
	Hasbro, Inc.	15,669	1,010,024
#	Haverty Furniture Cos., Inc. (HVT US)	19,633	574,658
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	52,075
#*	Helen of Troy Ltd.	21,010	1,241,901
*	Hilton Grand Vacations, Inc.	20,280	876,299
#	Hooker Furnishings Corp.	22,782	347,881
*	Hovnanian Enterprises, Inc., Class A	2,664	559,147
	Hyatt Hotels Corp., Class A	9,003	1,326,412
#	Installed Building Products, Inc.	15,522	4,196,373
	International Game Technology PLC	102,105	2,396,404
#*	iRobot Corp.	7,838	92,410
	J Jill, Inc.	2,926	112,505
#	Jack in the Box, Inc.	7,382	438,786
*	JAKKS Pacific, Inc.	7,300	153,592
	Johnson Outdoors, Inc., Class A	9,064	384,314
	KB Home	80,690	6,945,795
#	Kohl's Corp.	9,716	210,449
	Kontoor Brands, Inc.	24,669	1,730,530
	Krispy Kreme, Inc.	32,822	348,898
#*	Kura Sushi USA, Inc., Class A	1,524	87,615
	Lakeland Industries, Inc.	7,500	177,000
#*	Lands' End, Inc.	31,801	562,560
*	Landsea Homes Corp.	9,347	113,846
	Las Vegas Sands Corp.	12,049	477,984
	Laureate Education, Inc.	99,781	1,546,605
	La-Z-Boy, Inc.	49,990	2,206,559
	LCI Industries	25,955	3,028,689
	Lear Corp.	52,945	6,461,408
#*	Legacy Housing Corp.	1,789	50,951
#	Leggett & Platt, Inc.	23,651	311,484
	Lennar Corp. (LEN US), Class A	91,957	16,269,952
#	Lennar Corp. (LENB US), Class B	9,841	1,623,371
*	LGI Homes, Inc.	24,836	2,857,879
#*	Life Time Group Holdings, Inc.	35,424	735,756
	Lifetime Brands, Inc.	20,647	178,390
*	Light & Wonder, Inc.	19,895	2,132,744
*	Lincoln Educational Services Corp.	18,096	255,335
	Lithia Motors, Inc.	16,636	4,597,026
*	Live Ventures, Inc.	1,595	28,471
	LKQ Corp.	88,048	3,653,992
#*	Lovesac Co.	14,144	386,980
*	Lululemon Athletica, Inc.	1,870	483,694
*	M/I Homes, Inc.	24,839	4,143,890
	Macy's, Inc.	249,079	4,304,085
#*	Malibu Boats, Inc., Class A	18,168	691,111
#	Marine Products Corp.	15,913	168,519
*	MarineMax, Inc.	26,965	940,270
	Marriott Vacations Worldwide Corp.	32,840	2,777,607
#*	MasterCraft Boat Holdings, Inc.	14,582	319,054
*	Mattel, Inc.	51,375	991,024
	McDonald's Corp.	1,600	424,640
	Meritage Homes Corp.	32,130	6,518,213
*	MGM Resorts International	29,407	1,263,619
*	Modine Manufacturing Co.	50,652	5,959,714
*	Mohawk Industries, Inc.	34,136	5,498,286
	Monarch Casino & Resort, Inc.	5,624	440,247
#	Monro, Inc.	10,989	338,681
#*	Motorcar Parts of America, Inc.	7,952	48,110

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Movado Group, Inc.	12,959	$335,638
	Murphy USA, Inc.	3,988	2,013,621
	Nathan's Famous, Inc.	2,804	210,440
*	National Vision Holdings, Inc.	5,415	78,301
	Newell Brands, Inc.	28,390	243,870
	Nobility Homes, Inc.	1,284	43,977
#	Nordstrom, Inc.	135,228	3,087,255
#*	Norwegian Cruise Line Holdings Ltd.	16,399	302,234
*	NVR, Inc.	623	5,362,460
*	ODP Corp.	35,503	1,500,002
*	Ollie's Bargain Outlet Holdings, Inc.	42,835	4,182,409
*	ONE Group Hospitality, Inc.	6,795	34,451
*	OneSpaWorld Holdings Ltd.	55,036	885,529
#*	OneWater Marine, Inc., Class A	6,906	170,440
#	Oxford Industries, Inc.	17,750	1,869,607
#	Papa John's International, Inc.	10,965	484,982
	Patrick Industries, Inc.	19,915	2,550,315
#*	Penn Entertainment, Inc.	31,008	619,230
	Penske Automotive Group, Inc.	48,153	8,383,919
#	Perdoceo Education Corp.	72,173	1,789,169
	Phinia, Inc.	28,669	1,281,504
*	Planet Fitness, Inc., Class A	9,900	729,630
*	Playa Hotels & Resorts NV	87,945	745,334
	Polaris, Inc.	32,880	2,738,246
	Pool Corp.	1,426	533,381
#*	Portillo's, Inc., Class A	7,584	78,570
*	Potbelly Corp.	2,928	21,374
	PulteGroup, Inc.	122,349	16,150,068
	PVH Corp.	40,783	4,159,458
»	QEP Co., Inc.	1,575	58,259
	Ralph Lauren Corp.	24,732	4,342,692
#	RCI Hospitality Holdings, Inc.	9,765	483,172
	Red Rock Resorts, Inc., Class A	21,324	1,215,468
#*	Restoration Hardware, Inc.	6,650	1,929,032
#*	Revolve Group, Inc.	16,300	315,405
#*	Rivian Automotive, Inc., Class A	301,388	4,945,777
	Rocky Brands, Inc.	7,323	251,032
	Ross Stores, Inc.	14,432	2,067,095
*	Royal Caribbean Cruises Ltd.	11,741	1,840,050
#*	Sally Beauty Holdings, Inc.	46,468	532,059
	Service Corp. International	53,157	4,247,776
*	Shake Shack, Inc., Class A	11,445	1,002,811
	SharkNinja, Inc.	5,600	430,360
#	Shoe Carnival, Inc.	30,438	1,292,702
#	Signet Jewelers Ltd.	46,478	3,910,194
*	Skechers USA, Inc., Class A	86,735	5,649,051
*	Skyline Champion Corp.	46,412	3,783,042
#*	Sleep Number Corp.	12,790	150,922
	Smith & Wesson Brands, Inc.	52,546	869,636
#	Sonic Automotive, Inc., Class A	40,894	2,434,829
*	Sonos, Inc.	15,431	208,319
*	Sportsman's Warehouse Holdings, Inc.	18,604	47,440
#	Standard Motor Products, Inc.	24,063	787,582
	Starbucks Corp.	4,200	327,390
	Steven Madden Ltd.	64,835	2,939,619
#*	Stitch Fix, Inc., Class A	18,452	86,909
*	Stoneridge, Inc.	27,580	463,620
	Strategic Education, Inc.	24,634	2,596,424
*	Strattec Security Corp.	3,345	82,019

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	46,169	$3,507,921
	Superior Group of Cos., Inc.	16,690	332,465
*	Superior Industries International, Inc.	2,376	7,960
#*	Sweetgreen, Inc., Class A	44,312	1,217,694
*»	Tandy Leather Factory, Inc.	2,500	11,075
	Tapestry, Inc.	157,237	6,303,631
*	Taylor Morrison Home Corp.	114,538	7,683,209
	Tempur Sealy International, Inc.	23,482	1,229,283
*	Tesla, Inc.	5,145	1,194,000
	Texas Roadhouse, Inc.	21,627	3,776,290
	Thor Industries, Inc.	36,877	3,914,125
*	Tile Shop Holdings, Inc.	30,029	216,809
#*	Tilly's, Inc., Class A	8,798	51,556
	TJX Cos., Inc.	5,100	576,402
	Toll Brothers, Inc.	94,747	13,521,344
*	TopBuild Corp.	18,291	8,752,975
*	Topgolf Callaway Brands Corp.	55,572	916,938
	Tractor Supply Co.	9,980	2,627,934
	Travel & Leisure Co.	18,662	860,132
*	Tri Pointe Homes, Inc.	103,909	4,701,882
*	Ulta Beauty, Inc.	4,881	1,781,028
#*	Under Armour, Inc. (UA US), Class C	148,769	1,010,142
#*	Under Armour, Inc. (UAA US), Class A	111,235	775,308
*	Unifi, Inc.	8,259	46,498
#*	United Parks & Resorts, Inc.	18,405	969,023
*	Universal Electronics, Inc.	3,297	39,201
*	Universal Technical Institute, Inc.	35,976	681,385
	Upbound Group, Inc.	37,132	1,400,990
#*	Urban Outfitters, Inc.	92,985	4,281,959
	Vail Resorts, Inc.	5,819	1,059,116
*	Valvoline, Inc.	31,325	1,456,612
#*	Vera Bradley, Inc.	2,039	14,028
#	VF Corp.	10,051	170,465
*	Victoria's Secret & Co.	24,890	441,798
*	Vista Outdoor, Inc.	65,311	2,653,586
*	Visteon Corp.	16,990	1,963,025
*	VOXX International Corp.	17,171	43,958
#*	Warby Parker, Inc., Class A	56,737	934,458
	Wendy's Co.	59,202	1,002,290
#	Weyco Group, Inc.	9,580	333,480
#	Whirlpool Corp.	20,952	2,136,475
#	Williams-Sonoma, Inc.	22,156	3,427,090
	Wingstop, Inc.	6,181	2,310,952
	Winmark Corp.	2,807	1,110,561
#	Winnebago Industries, Inc.	36,274	2,267,850
#	Wolverine World Wide, Inc.	54,360	808,333
#	Worthington Enterprises, Inc.	39,194	1,956,173
	Wyndham Hotels & Resorts, Inc.	20,217	1,530,831
	Wynn Resorts Ltd.	5,127	424,618
*	YETI Holdings, Inc.	13,147	543,628
*	Zumiez, Inc.	21,641	550,114
TOTAL CONSUMER DISCRETIONARY			597,104,325
CONSUMER STAPLES — (4.5%)
	Albertsons Cos., Inc., Class A	59,481	1,179,508
#	Alico, Inc.	9,293	273,679
#	Andersons, Inc.	34,511	1,881,885
	Archer-Daniels-Midland Co.	75,839	4,702,776
#	B&G Foods, Inc.	42,598	367,195

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	BellRing Brands, Inc.	15,102	$774,431
*	BJ's Wholesale Club Holdings, Inc.	19,268	1,694,813
*	Boston Beer Co., Inc. , Class A	1,785	500,175
*	Bridgford Foods Corp.	4,114	38,507
	Brown-Forman Corp. (BF/A US), Class A	3,283	149,672
	Bunge Global SA	94,400	9,933,712
#	Calavo Growers, Inc.	17,478	415,802
	Cal-Maine Foods, Inc.	37,112	2,656,106
	Campbell Soup Co.	35,835	1,679,228
	Casey's General Stores, Inc.	18,796	7,289,841
#*	Central Garden & Pet Co. (CENT US)	12,298	489,952
*	Central Garden & Pet Co. (CENTA US), Class A	62,922	2,162,000
*	Chefs' Warehouse, Inc.	36,090	1,500,983
	Church & Dwight Co., Inc.	20,030	1,963,140
	Clorox Co.	1,040	137,207
	Coca-Cola Co.	15,978	1,066,372
	Coca-Cola Consolidated, Inc.	6,279	7,195,043
	Conagra Brands, Inc.	147,233	4,464,105
	Constellation Brands, Inc., Class A	7,145	1,751,668
*	Coty, Inc., Class A	417,764	4,156,752
*	Darling Ingredients, Inc.	65,425	2,599,335
	Dole PLC	7,367	109,400
	Dollar General Corp.	11,806	1,421,324
*	Dollar Tree, Inc.	40,516	4,227,439
#*	Duckhorn Portfolio, Inc.	54,927	398,770
#	Edgewell Personal Care Co.	39,380	1,541,727
*	elf Beauty, Inc.	45,692	7,885,525
	Energizer Holdings, Inc.	12,486	384,444
*	Farmer Bros Co.	7,499	20,397
	Flowers Foods, Inc.	126,752	2,854,455
	Fresh Del Monte Produce, Inc.	60,762	1,522,088
*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	12,416	1,511,027
	General Mills, Inc.	39,083	2,624,033
*	Grocery Outlet Holding Corp.	27,111	530,291
*	Hain Celestial Group, Inc.	17,672	136,781
#*	Herbalife Ltd.	14,800	181,744
*	Honest Co., Inc.	20,990	78,293
	Hormel Foods Corp.	63,712	2,045,792
	Ingles Markets, Inc., Class A	11,945	968,142
	Ingredion, Inc.	44,966	5,592,421
	Inter Parfums, Inc.	17,260	2,428,137
	J M Smucker Co.	38,020	4,484,459
#	J&J Snack Foods Corp.	12,758	2,152,275
	John B Sanfilippo & Son, Inc.	8,977	941,418
	Kellanova	29,809	1,733,393
	Kenvue, Inc.	192,958	3,567,793
	Keurig Dr Pepper, Inc.	214,479	7,352,340
	Kraft Heinz Co.	242,550	8,540,186
	Kroger Co.	148,256	8,079,952
	Lamb Weston Holdings, Inc.	5,072	304,421
	Lancaster Colony Corp.	7,532	1,454,128
	Lifevantage Corp.	3,901	31,910
*	Lifeway Foods, Inc.	6,493	80,059
#	Limoneira Co.	17,070	376,223
*	Mama's Creations, Inc.	3,100	23,622
	McCormick & Co., Inc. (MKC US)	23,510	1,810,505
	McCormick & Co., Inc. (MKC/V US)	2,128	163,962
#	Medifast, Inc.	10,658	233,730

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	MGP Ingredients, Inc.	20,422	$1,665,414
#*	Mission Produce, Inc.	21,116	237,344
	Molson Coors Beverage Co., Class B	44,651	2,359,805
	Mondelez International, Inc., Class A	66,070	4,515,885
*	Monster Beverage Corp.	18,940	974,463
	National Beverage Corp.	20,130	982,143
*	Natural Alternatives International, Inc.	8,015	46,647
	Natural Grocers by Vitamin Cottage, Inc.	12,385	337,863
#	Natural Health Trends Corp.	1,821	13,293
*	Nature's Sunshine Products, Inc.	18,373	314,362
	Nu Skin Enterprises, Inc., Class A	3,835	43,029
	Oil-Dri Corp. of America	4,973	323,742
	PepsiCo, Inc.	100	17,267
*	Performance Food Group Co.	67,726	4,673,094
*	Pilgrim's Pride Corp.	80,508	3,319,345
*	Post Holdings, Inc.	65,228	7,133,334
	PriceSmart, Inc.	25,269	2,307,818
	Procter & Gamble Co.	90,151	14,492,675
	Reynolds Consumer Products, Inc.	25,025	696,196
*	Rocky Mountain Chocolate Factory, Inc.	2,930	5,538
	Seaboard Corp.	640	2,078,662
#*	Seneca Foods Corp. (SENEA US), Class A	6,380	384,969
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	77,675
*	Simply Good Foods Co.	79,194	2,686,260
	SpartanNash Co.	29,694	627,137
	Spectrum Brands Holdings, Inc.	25,661	2,171,177
#*	Sprouts Farmers Market, Inc.	25,036	2,500,846
	Sysco Corp.	10,596	812,183
	Target Corp.	27,480	4,133,267
	Tootsie Roll Industries, Inc.	29,976	924,460
*	TreeHouse Foods, Inc.	31,388	1,264,309
	Turning Point Brands, Inc.	9,779	368,864
	Tyson Foods, Inc., Class A	75,789	4,615,550
*	U.S. Foods Holding Corp.	93,276	5,073,282
*	United Natural Foods, Inc.	38,533	597,262
	United-Guardian, Inc.	1,872	20,892
#	Universal Corp.	20,505	1,095,377
*	USANA Health Sciences, Inc.	19,181	855,473
#	Utz Brands, Inc.	25,212	374,146
	Vector Group Ltd.	34,078	435,517
	Village Super Market, Inc., Class A	11,621	368,153
#*	Vita Coco Co., Inc.	18,266	471,993
*	Vital Farms, Inc.	12,710	463,788
	Walgreens Boots Alliance, Inc.	19,835	235,441
	Walmart, Inc.	190,017	13,042,767
#	WD-40 Co.	6,701	1,753,049
#	Weis Markets, Inc.	23,567	1,778,130
#*	Whole Earth Brands, Inc.	11,119	54,150
#*	Willamette Valley Vineyards, Inc.	800	3,136
#	WK Kellogg Co.	7,452	131,155
TOTAL CONSUMER STAPLES			232,674,820
ENERGY — (8.9%)
	Adams Resources & Energy, Inc.	3,588	96,123
#*	Amplify Energy Corp.	35,232	264,592
	Antero Midstream Corp.	416,730	5,984,243
*	Antero Resources Corp.	217,675	6,316,928
	APA Corp.	55,654	1,735,848
	Archrock, Inc.	155,766	3,229,029

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	48,293	$1,046,992
	Baker Hughes Co.	279,117	10,807,410
#*	Battalion Oil Corp.	8,207	28,088
	Berry Corp.	43,300	297,038
*	Bristow Group, Inc.	20,789	788,943
#	Cactus, Inc., Class A	26,100	1,647,432
#	California Resources Corp.	69,806	3,590,821
*	Centrus Energy Corp., Class A	4,556	199,052
	ChampionX Corp.	86,393	2,959,824
	Cheniere Energy, Inc.	5,900	1,077,576
#	Chesapeake Energy Corp.	89,238	6,811,537
	Chevron Corp.	183,004	29,366,652
	Chord Energy Corp. (CHRD US)	24,691	4,238,457
	Civitas Resources, Inc.	7,040	491,110
*	Clean Energy Fuels Corp.	233,178	664,557
*	CNX Resources Corp.	208,465	5,518,069
#	Comstock Resources, Inc.	210,476	1,993,208
	ConocoPhillips	107,669	11,972,793
*	CONSOL Energy, Inc.	36,002	3,593,360
#	Core Laboratories, Inc.	31,613	774,202
	Coterra Energy, Inc.	441,905	11,401,149
#	Crescent Energy Co., Class A	51,132	625,344
#	CVR Energy, Inc.	13,538	387,187
	Delek U.S. Holdings, Inc.	61,581	1,464,396
	Devon Energy Corp.	203,703	9,580,152
	DHT Holdings, Inc.	185,564	2,180,377
	Diamondback Energy, Inc.	88,399	17,884,002
*	DMC Global, Inc.	13,330	179,955
	Dorian LPG Ltd.	45,854	1,873,594
*	Dril-Quip, Inc.	9,411	162,999
*	DT Midstream, Inc.	51,541	3,884,130
*	Encore Energy Corp.	20,454	79,771
#	Energy Services of America Corp.	4,053	30,924
	EnLink Midstream LLC	301,646	4,123,501
	EOG Resources, Inc.	74,939	9,502,265
	Epsilon Energy Ltd.	15,216	82,927
	EQT Corp.	307,495	10,611,628
#	Evolution Petroleum Corp.	27,352	153,718
*	Expro Group Holdings NV	106,324	2,468,843
	Exxon Mobil Corp.	554,590	65,768,828
*	Forum Energy Technologies, Inc.	8,902	164,242
	FutureFuel Corp.	2,994	16,736
*	Geospace Technologies Corp.	6,068	56,614
#	Granite Ridge Resources, Inc.	5,098	34,921
*	Green Plains, Inc.	36,133	640,638
*	Gulf Island Fabrication, Inc.	10,040	62,650
*	Gulfport Energy Corp.	10,014	1,474,161
#*	Hallador Energy Co.	12,291	97,836
	Halliburton Co.	110,561	3,834,255
*	Helix Energy Solutions Group, Inc.	155,684	1,837,071
#	Helmerich & Payne, Inc.	88,409	3,573,492
	Hess Corp.	33,658	5,163,810
	HF Sinclair Corp.	169,076	8,702,342
	International Seaways, Inc.	47,303	2,648,968
	Kinder Morgan, Inc.	476,666	10,071,953
*	Kosmos Energy Ltd.	143,345	792,698
#	Liberty Energy, Inc.	165,419	3,994,869
#	Magnolia Oil & Gas Corp., Class A	155,271	4,229,582
*	Mammoth Energy Services, Inc.	13,792	55,444

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	306,076	$8,585,432
	Marathon Petroleum Corp.	38,527	6,820,050
	Matador Resources Co.	115,055	7,073,581
	Mexco Energy Corp.	4,035	41,404
	Murphy Oil Corp.	168,763	6,983,413
#*	Nabors Industries Ltd.	1,429	146,944
	NACCO Industries, Inc., Class A	5,866	176,625
*	Natural Gas Services Group, Inc.	10,917	222,270
*	NCS Multistage Holdings, Inc.	1,080	19,332
#	New Fortress Energy, Inc.	10,837	213,922
*	Newpark Resources, Inc.	88,701	732,670
	Noble Corp. PLC	23,799	1,123,789
#	Nordic American Tankers Ltd.	194,274	724,642
#	Northern Oil & Gas, Inc.	86,985	3,756,882
	NOV, Inc.	178,484	3,716,037
	Occidental Petroleum Corp.	118,726	7,220,915
*	Oceaneering International, Inc.	79,506	2,386,770
*	Oil States International, Inc.	55,412	316,957
	ONEOK, Inc.	71,124	5,926,763
	Ovintiv, Inc.	151,443	7,033,013
*	Par Pacific Holdings, Inc.	69,312	1,840,234
	PBF Energy, Inc., Class A	113,874	4,640,366
#	Peabody Energy Corp.	120,770	2,682,302
	Permian Resources Corp.	277,242	4,252,892
	Phillips 66	58,638	8,530,656
	PHX Minerals, Inc.	30,919	101,414
*	PrimeEnergy Resources Corp.	1,038	122,609
#*	ProPetro Holding Corp.	96,346	923,958
	Range Resources Corp.	195,453	6,103,997
#	Ranger Energy Services, Inc.	11,326	146,898
*	REX American Resources Corp.	16,238	825,053
	Riley Exploration Permian, Inc.	1,159	33,947
#	RPC, Inc.	139,731	1,043,791
	SandRidge Energy, Inc.	32,036	435,369
	Schlumberger NV	111,868	5,402,106
	Scorpio Tankers, Inc.	52,501	4,025,777
*	SEACOR Marine Holdings, Inc.	27,377	379,445
*	Seadrill Ltd.	7,748	426,217
	Select Water Solutions, Inc.	98,967	1,169,790
	SFL Corp. Ltd.	191,219	2,264,033
#	Sitio Royalties Corp., Class A	21,394	520,944
	SM Energy Co.	123,164	5,690,177
	Solaris Oilfield Infrastructure, Inc., Class A	13,692	180,050
*	Southwestern Energy Co.	625,066	4,031,676
*	Stabilis Solutions, Inc.	2,037	8,250
*	Talos Energy, Inc.	91,135	1,079,038
	Targa Resources Corp.	53,518	7,239,915
	TechnipFMC PLC	239,042	7,051,739
*	Teekay Corp.	88,860	770,416
	Teekay Tankers Ltd., Class A	31,849	2,084,199
*	TETRA Technologies, Inc.	33,585	125,272
	Texas Pacific Land Corp.	290	245,021
*	Tidewater, Inc.	24,086	2,383,551
#*	Transocean Ltd.	609,169	3,527,089
*	Uranium Energy Corp.	22,002	130,472
	VAALCO Energy, Inc.	21,138	151,348
*	Valaris Ltd.	22,685	1,782,814
	Valero Energy Corp.	75,248	12,169,107
*	Vital Energy, Inc.	8,227	358,779

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Vitesse Energy, Inc.	19,888	$516,292
#	W&T Offshore, Inc.	22,253	53,630
*	Weatherford International PLC	17,126	2,018,470
	Williams Cos., Inc.	101,371	4,352,871
	World Kinect Corp.	47,198	1,318,240
TOTAL ENERGY			461,753,481
FINANCIALS — (23.5%)
	1st Source Corp.	30,196	1,918,956
*	Acacia Research Corp.	37,575	201,026
	ACNB Corp.	7,905	327,899
	Affiliated Managers Group, Inc.	33,169	6,156,830
*	Affinity Bancshares, Inc.	810	17,407
*	Affirm Holdings, Inc.	117,204	3,315,701
	Aflac, Inc.	89,157	8,503,795
	Alerus Financial Corp.	5,262	118,132
	Allstate Corp.	34,430	5,891,662
	Ally Financial, Inc.	191,560	8,622,116
	Amalgamated Financial Corp.	25,801	820,730
*	Ambac Financial Group, Inc.	50,037	659,988
	Amerant Bancorp, Inc.	19,289	433,810
*	American Coastal Insurance Corp., Class C	10,298	125,739
	American Express Co.	33,003	8,351,079
	American Financial Group, Inc.	35,904	4,701,988
	American International Group, Inc.	118,879	9,418,783
	Ameriprise Financial, Inc.	11,518	4,953,546
	Ameris Bancorp	58,199	3,543,737
	AMERISAFE, Inc.	19,324	917,504
	AmeriServ Financial, Inc.	15,921	39,962
#	Ames National Corp.	4,251	92,799
	Apollo Global Management, Inc.	17,153	2,149,442
*	Arch Capital Group Ltd.	94,263	9,028,510
	Arrow Financial Corp.	16,031	505,297
	Arthur J Gallagher & Co.	14,066	3,987,570
#	Artisan Partners Asset Management, Inc., Class A	20,958	925,505
*	AssetMark Financial Holdings, Inc.	28,902	997,119
	Associated Banc-Corp.	126,184	2,899,708
	Associated Capital Group, Inc., Class A	2,402	81,740
	Assurant, Inc.	40,745	7,125,078
	Assured Guaranty Ltd.	66,849	5,506,352
	Atlantic American Corp.	5,179	8,027
#	Atlantic Union Bankshares Corp.	86,184	3,558,537
#*	Atlanticus Holdings Corp.	17,200	615,244
	Auburn National BanCorp, Inc.	2,722	51,990
*	AvidXchange Holdings, Inc.	70,693	631,995
	Axis Capital Holdings Ltd.	63,683	4,823,987
*	Axos Financial, Inc.	48,745	3,558,872
#*	Baldwin Insurance Group, Inc.	7,199	314,884
#	Banc of California, Inc.	37,419	523,118
	BancFirst Corp.	32,882	3,532,513
#*	Bancorp, Inc.	49,862	2,584,846
	Bank of America Corp.	491,054	19,794,387
#	Bank of Hawaii Corp.	32,151	2,205,237
	Bank of Marin Bancorp	2,474	50,247
	Bank of New York Mellon Corp.	248,319	16,158,117
	Bank of NT Butterfield & Son Ltd.	37,021	1,419,385
	Bank of the James Financial Group, Inc.	1,690	23,136
	Bank OZK	104,417	4,896,113
	Bank7 Corp.	4,635	192,260

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	16,151	$189,290
	BankUnited, Inc.	59,243	2,282,040
	Bankwell Financial Group, Inc.	4,829	135,936
	Banner Corp.	32,298	1,912,688
	Bar Harbor Bankshares	12,263	391,925
	BayCom Corp.	8,823	212,546
	BCB Bancorp, Inc.	22,317	282,980
*	Berkshire Hathaway, Inc., Class B	110,049	48,256,486
	Berkshire Hills Bancorp, Inc.	35,777	987,445
	BGC Group, Inc., Class A	203,956	1,878,435
	BlackRock, Inc.	6,183	5,419,399
*	Block, Inc.	111,517	6,900,672
*	Blue Foundry Bancorp	10,815	122,101
	BOK Financial Corp.	49,383	5,078,548
	Bread Financial Holdings, Inc.	33,130	1,808,235
*	Bridgewater Bancshares, Inc.	7,535	104,058
*	Brighthouse Financial, Inc.	68,814	3,431,754
	Brightsphere Investment Group, Inc.	14,075	368,624
	Brookline Bancorp, Inc.	65,129	683,203
	Brown & Brown, Inc.	39,544	3,931,860
	Burke & Herbert Financial Services Corp.	6,264	424,073
	Business First Bancshares, Inc.	16,652	423,294
*	BV Financial, Inc.	1,771	25,272
	Byline Bancorp, Inc.	13,032	365,548
	C&F Financial Corp.	4,203	250,078
	Cadence Bank	132,897	4,368,324
*	California BanCorp	1,994	50,029
»	California First Leasing Corp.	1,028	20,940
	Camden National Corp.	18,415	767,537
*	Cantaloupe, Inc.	7,057	54,974
	Capital Bancorp, Inc.	3,991	101,731
	Capital City Bank Group, Inc.	15,432	547,836
	Capital One Financial Corp.	55,890	8,461,746
	Capitol Federal Financial, Inc.	29,219	184,664
	Carlyle Group, Inc.	78,382	3,898,721
*	Carter Bankshares, Inc.	18,144	295,566
	Cass Information Systems, Inc.	11,899	510,943
	Cathay General Bancorp	73,111	3,240,280
	CB Financial Services, Inc.	1,467	37,042
	Cboe Global Markets, Inc.	11,984	2,199,184
*»	CCUR Holdings, Inc.	2	5,000
	Central Pacific Financial Corp.	22,566	588,747
	CF Bankshares, Inc.	1,903	40,486
	Charles Schwab Corp.	59,213	3,860,095
	Chemung Financial Corp.	3,839	187,190
	Chubb Ltd.	25,440	7,012,790
	Cincinnati Financial Corp.	61,758	8,066,830
	Citigroup, Inc.	107,145	6,951,568
	Citizens & Northern Corp.	4,769	96,572
	Citizens Community Bancorp, Inc.	9,063	117,275
	Citizens Financial Group, Inc.	153,747	6,560,384
#	Citizens Financial Services, Inc.	291	15,557
#	Citizens Holding Co.	316	2,844
#*	Citizens, Inc.	19,162	49,630
#	City Holding Co.	13,464	1,641,262
	Civista Bancshares, Inc.	14,664	263,219
	CME Group, Inc.	14,913	2,888,797
	CNB Financial Corp.	18,746	481,022
	CNO Financial Group, Inc.	16,341	569,647

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Coastal Financial Corp.	4,520	$238,204
#	Cohen & Steers, Inc.	29,832	2,560,182
	Colony Bankcorp, Inc.	10,942	169,929
#*	Columbia Financial, Inc.	48,769	878,330
	Comerica, Inc.	59,489	3,260,592
	Commerce Bancshares, Inc.	65,570	4,243,035
	Community Financial System, Inc.	54,753	3,377,165
	Community Trust Bancorp, Inc.	17,959	910,880
	Community West Bancshares	16,674	345,819
	ConnectOne Bancorp, Inc.	32,045	776,130
*	Consumer Portfolio Services, Inc.	49,235	465,763
	Corebridge Financial, Inc.	174,060	5,143,473
*	Corpay, Inc.	9,017	2,631,341
	Crawford & Co. (CRD/A US), Class A	33,896	331,842
	Crawford & Co. (CRD/B US), Class B	21,302	196,191
#*	Credit Acceptance Corp.	6,330	3,639,117
*	CrossFirst Bankshares, Inc.	26,760	496,130
	Cullen/Frost Bankers, Inc.	36,071	4,222,471
*	Customers Bancorp, Inc.	31,038	2,001,330
	CVB Financial Corp.	140,344	2,674,957
	Diamond Hill Investment Group, Inc.	3,194	508,549
	Dime Community Bancshares, Inc.	22,926	579,569
	Discover Financial Services	93,662	13,486,391
	Donegal Group, Inc. (DGICA US), Class A	23,174	341,353
	Donegal Group, Inc. (DGICB US), Class B	3,821	50,246
*	Donnelley Financial Solutions, Inc.	33,283	2,245,937
	Eagle Bancorp Montana, Inc.	5,214	75,968
	Eagle Bancorp, Inc.	2,086	44,891
	East West Bancorp, Inc.	91,712	8,060,568
	Eastern Bankshares, Inc.	29,522	491,246
*	eHealth, Inc.	4,344	23,067
	Employers Holdings, Inc.	26,031	1,249,748
	Enact Holdings, Inc.	9,125	310,524
#*	Encore Capital Group, Inc.	23,289	1,177,259
*	Enova International, Inc.	30,987	2,679,446
*	Enstar Group Ltd.	15,179	4,924,068
	Enterprise Bancorp, Inc.	6,961	205,698
	Enterprise Financial Services Corp.	35,716	1,888,305
	Equitable Holdings, Inc.	66,859	2,915,721
	Equity Bancshares, Inc., Class A	13,160	532,980
#	Erie Indemnity Co., Class A	2,592	1,143,461
	Esquire Financial Holdings, Inc.	2,267	139,806
	ESSA Bancorp, Inc.	12,606	241,909
	Essent Group Ltd.	57,208	3,594,951
*	Euronet Worldwide, Inc.	21,872	2,230,725
	Evans Bancorp, Inc.	3,849	134,292
	Evercore, Inc., Class A	19,214	4,810,993
	Everest Group Ltd.	19,184	7,536,818
	EVERTEC, Inc.	24,381	840,413
#*	EZCORP, Inc., Class A	58,343	607,934
#	F&G Annuities & Life, Inc.	11,495	495,779
	FactSet Research Systems, Inc.	3,846	1,588,744
#	Farmers & Merchants Bancorp, Inc.	2,373	65,329
	Farmers National Banc Corp.	18,464	288,223
	FB Financial Corp.	37,230	1,738,269
	Federal Agricultural Mortgage Corp. (AGM US), Class C	9,479	1,954,759
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	162,431
	Federated Hermes, Inc.	70,977	2,436,640
*	FFBW, Inc.	666	8,505

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity D&D Bancorp, Inc.	50	$2,595
	Fidelity National Financial, Inc.	129,603	7,181,302
	Fidelity National Information Services, Inc.	172,140	13,225,516
	Fifth Third Bancorp	238,430	10,095,126
	Financial Institutions, Inc.	13,233	348,293
	Finward Bancorp	872	24,678
*	Finwise Bancorp	9,069	114,632
	First American Financial Corp.	77,959	4,722,756
	First BanCorp	166,152	3,563,960
	First Bancorp, Inc.	10,347	291,268
#	First Bancorp/Southern Pines NC	38,292	1,600,606
	First Bancshares, Inc.	25,924	863,788
	First Bank	15,693	242,300
	First Busey Corp.	53,231	1,460,659
	First Business Financial Services, Inc.	8,680	399,454
	First Capital, Inc.	2,597	82,429
	First Citizens BancShares, Inc., Class A	7,787	16,256,842
	First Commonwealth Financial Corp.	99,175	1,793,084
	First Community Bankshares, Inc.	18,847	843,969
	First Community Corp.	2,082	46,845
	First Financial Bancorp	94,216	2,577,750
#	First Financial Bankshares, Inc.	79,826	3,070,108
	First Financial Corp.	13,801	620,493
	First Financial Northwest, Inc.	14,131	303,958
	First Guaranty Bancshares, Inc.	425	4,395
#	First Hawaiian, Inc.	57,602	1,442,354
	First Horizon Corp.	305,503	5,111,065
	First Internet Bancorp	7,590	281,285
#	First Interstate BancSystem, Inc., Class A	54,926	1,734,014
	First Merchants Corp.	58,979	2,379,803
#	First Mid Bancshares, Inc.	15,551	597,003
	First National Corp.	2,096	37,288
	First Northwest Bancorp	4,192	42,800
#	First Savings Financial Group, Inc.	5,890	126,812
*	First Seacoast Bancorp, Inc.	822	7,604
	First U.S. Bancshares, Inc.	1,708	17,251
	First United Corp.	7,908	222,452
*	First Western Financial, Inc.	5,270	95,598
	FirstCash Holdings, Inc.	41,900	4,676,040
*	Fiserv, Inc.	22,803	3,729,887
	Five Star Bancorp	4,616	135,710
	Flushing Financial Corp.	21,403	315,266
	FNB Corp.	352,042	5,400,324
	Franklin Financial Services Corp.	2,057	68,889
	Franklin Resources, Inc.	102,700	2,348,749
	FS Bancorp, Inc.	7,078	311,644
	Fulton Financial Corp.	135,191	2,618,650
*	FVCBankcorp, Inc.	4,362	55,310
*	Genworth Financial, Inc., Class A	261,477	1,770,199
#	German American Bancorp, Inc.	31,621	1,243,970
#	Glacier Bancorp, Inc.	94,747	4,236,138
	Global Payments, Inc.	33,738	3,429,130
	Globe Life, Inc.	38,140	3,537,104
	Goldman Sachs Group, Inc.	21,056	10,718,136
#*	Goosehead Insurance, Inc., Class A	5,779	521,786
	Great Southern Bancorp, Inc.	11,620	727,528
*	Green Dot Corp., Class A	27,185	259,889
*	Greenlight Capital Re Ltd., Class A	31,918	440,468
	Guaranty Bancshares, Inc.	5,967	206,041

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	4,583	$661,648
	Hancock Whitney Corp.	71,063	3,889,278
	Hanmi Financial Corp.	23,150	472,260
	Hanover Insurance Group, Inc.	29,425	4,045,643
	HarborOne Bancorp, Inc.	27,173	362,760
	Hartford Financial Services Group, Inc.	147,540	16,365,137
	Hawthorn Bancshares, Inc.	7,305	160,710
#	HBT Financial, Inc.	2,401	55,223
#	HCI Group, Inc.	9,811	924,785
	Heartland Financial USA, Inc.	34,104	1,859,350
#	Hennessy Advisors, Inc.	4,456	36,717
	Heritage Commerce Corp.	51,876	536,917
	Heritage Financial Corp.	29,911	693,038
#*	Heritage Global, Inc.	11,857	28,813
*	Heritage Insurance Holdings, Inc.	32,529	259,907
	Hilltop Holdings, Inc.	75,031	2,475,273
	Hingham Institution For Savings The	1,939	482,210
	HMN Financial, Inc.	2,450	64,802
	Home Bancorp, Inc.	7,804	344,312
	Home BancShares, Inc.	145,366	4,118,219
#	Home Federal Bancorp, Inc. of Louisiana	944	12,348
	HomeStreet, Inc.	8,405	121,032
	HomeTrust Bancshares, Inc.	9,675	343,172
	Hope Bancorp, Inc.	101,810	1,339,820
	Horace Mann Educators Corp.	39,513	1,365,964
	Horizon Bancorp, Inc.	31,505	503,135
	Houlihan Lokey, Inc.	25,633	3,851,358
	Huntington Bancshares, Inc.	506,912	7,578,334
*	I3 Verticals, Inc., Class A	16,033	392,969
#	IF Bancorp, Inc.	781	13,667
	Independent Bank Corp. (IBCP US)	20,166	699,559
	Independent Bank Corp. (INDB US)	46,289	2,969,439
	Independent Bank Group, Inc.	26,664	1,574,776
	Intercontinental Exchange, Inc.	33,860	5,131,822
	International Bancshares Corp.	70,397	4,747,574
*	International Money Express, Inc.	27,388	608,287
	Invesco Ltd.	57,619	994,504
	Investar Holding Corp.	3,588	66,378
	Investors Title Co.	1,878	399,714
	Jack Henry & Associates, Inc.	12,721	2,181,397
#	Jackson Financial, Inc., Class A	61,673	5,430,924
	James River Group Holdings Ltd.	7,360	63,590
	Janus Henderson Group PLC	119,437	4,446,640
	Jefferies Financial Group, Inc.	147,940	8,650,052
	JPMorgan Chase & Co.	273,311	58,160,581
	Kearny Financial Corp.	62,806	452,203
	Kemper Corp.	52,142	3,340,217
	KeyCorp	204,649	3,300,988
*	Kingstone Cos., Inc.	2,088	14,741
	Kinsale Capital Group, Inc.	4,708	2,151,886
	KKR & Co., Inc.	24,837	3,066,128
	Lake Shore Bancorp, Inc.	2,509	31,112
#	Lakeland Financial Corp.	25,757	1,765,127
	Landmark Bancorp, Inc.	5,058	100,907
#	Lazard, Inc.	26,679	1,311,806
	LCNB Corp.	2,100	32,109
*	LendingClub Corp.	79,086	989,366
*	LendingTree, Inc.	2,311	122,991
	Lincoln National Corp.	156,866	5,223,638

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	41,297	$1,864,147
#*	loanDepot, Inc., Class A	2,833	5,723
	Loews Corp.	75,597	6,043,980
	LPL Financial Holdings, Inc.	16,691	3,697,390
	M&T Bank Corp.	53,673	9,240,880
	Macatawa Bank Corp.	33,722	499,760
	Magyar Bancorp, Inc.	2,911	36,882
*	Maiden Holdings Ltd.	17,326	36,558
	MainStreet Bancshares, Inc.	828	14,788
*	Markel Group, Inc.	4,656	7,630,486
	MarketAxess Holdings, Inc.	531	118,694
*	Marqeta, Inc., Class A	317,773	1,712,796
	Marsh & McLennan Cos., Inc.	7,935	1,766,093
	Mastercard, Inc., Class A	300	139,113
	Mercantile Bank Corp.	16,068	777,048
	Merchants Bancorp	10,995	494,775
	Mercury General Corp.	51,953	3,110,426
	MetLife, Inc.	78,015	5,995,453
	Metrocity Bankshares, Inc.	4,305	136,081
*	Metropolitan Bank Holding Corp.	2,337	123,230
	MGIC Investment Corp.	175,975	4,371,219
	Mid Penn Bancorp, Inc.	13,072	387,585
#	Middlefield Banc Corp.	8,015	216,084
	Midland States Bancorp, Inc.	19,942	473,423
	MidWestOne Financial Group, Inc.	9,112	267,073
#	Moelis & Co., Class A	22,413	1,524,084
*	Moneylion, Inc.	780	53,758
	Morgan Stanley	121,949	12,586,356
	Morningstar, Inc.	5,538	1,759,146
*	Mr. Cooper Group, Inc.	64,506	5,797,799
	MSCI, Inc.	2,500	1,351,900
	MVB Financial Corp.	10,817	248,466
	National Bank Holdings Corp., Class A	40,969	1,715,782
	National Bankshares, Inc.	2,792	88,730
#	Navient Corp.	135,362	2,221,290
#	NBT Bancorp, Inc.	46,998	2,303,842
*	NCR Atleos Corp.	41,262	1,326,573
	Nelnet, Inc., Class A	26,210	2,954,129
*	NerdWallet, Inc., Class A	19,670	287,772
#	New York Community Bancorp, Inc.	4,442	46,730
*	NI Holdings, Inc.	14,940	245,315
#*	Nicholas Financial, Inc.	6,412	40,780
	Nicolet Bankshares, Inc.	12,580	1,265,045
*	NMI Holdings, Inc., Class A	79,138	3,114,080
	Northeast Bank	7,135	518,429
	Northeast Community Bancorp, Inc.	3,544	80,732
	Northern Trust Corp.	72,533	6,430,050
	Northfield Bancorp, Inc.	46,771	585,105
	Northrim BanCorp, Inc.	7,507	513,479
#	Northwest Bancshares, Inc.	107,574	1,510,339
	Norwood Financial Corp.	4,061	119,718
	Oak Valley Bancorp	6,523	185,710
	OceanFirst Financial Corp.	32,639	593,051
	OFG Bancorp	46,846	2,127,745
	Ohio Valley Banc Corp.	4,011	96,465
#	Old National Bancorp	290,350	5,812,807
#	Old Point Financial Corp.	2,926	57,086
	Old Republic International Corp.	177,797	6,155,332
	Old Second Bancorp, Inc.	34,043	576,008

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	77,528	$4,051,613
*	Onity Group, Inc.	4,084	119,375
	OP Bancorp	9,341	116,482
#*	Open Lending Corp., Class A	11,812	74,416
*	Oportun Financial Corp.	12,558	38,553
	Oppenheimer Holdings, Inc., Class A	9,819	504,893
*	OptimumBank Holdings, Inc.	2,148	9,580
	Orange County Bancorp, Inc.	394	24,503
	Origin Bancorp, Inc.	21,158	726,989
	Orrstown Financial Services, Inc.	18,017	633,478
*	Oscar Health, Inc., Class A	7,604	134,439
	Pacific Premier Bancorp, Inc.	50,550	1,367,883
#*	Palomar Holdings, Inc.	15,383	1,415,390
#	Park National Corp.	12,806	2,266,150
	Parke Bancorp, Inc.	11,518	225,292
	Pathfinder Bancorp, Inc.	1,554	26,263
	Pathward Financial, Inc.	25,187	1,701,130
*	Paymentus Holdings, Inc., Class A	20,758	439,032
*	Payoneer Global, Inc.	79,019	436,975
*	PayPal Holdings, Inc.	10,461	688,125
#*	Paysafe Ltd.	29,945	628,546
#	PCB Bancorp	6,587	126,931
	Peapack-Gladstone Financial Corp.	17,223	486,722
	Penns Woods Bancorp, Inc.	5,598	133,344
	PennyMac Financial Services, Inc.	57,776	5,668,981
	Peoples Bancorp of North Carolina, Inc.	3,887	123,529
	Peoples Bancorp, Inc.	36,003	1,197,820
#	Peoples Financial Services Corp.	3,825	189,988
	Pinnacle Financial Partners, Inc.	60,315	5,809,541
*	Pioneer Bancorp, Inc.	10,487	116,930
	Piper Sandler Cos.	13,381	3,656,760
#	PJT Partners, Inc., Class A	9,227	1,226,637
	Plumas Bancorp	5,164	223,446
	PNC Financial Services Group, Inc.	31,663	5,734,169
*	Ponce Financial Group, Inc.	7,460	73,854
	Popular, Inc.	80,189	8,229,797
*	PRA Group, Inc.	33,261	886,406
	Preferred Bank	13,349	1,148,815
	Premier Financial Corp.	31,728	803,988
	Primerica, Inc.	22,689	5,712,410
	Primis Financial Corp.	22,018	290,638
	Princeton Bancorp, Inc.	1,413	55,277
	Principal Financial Group, Inc.	89,313	7,279,903
*	ProAssurance Corp.	7,569	99,154
	PROG Holdings, Inc.	51,490	2,320,139
	Progressive Corp.	16,737	3,583,726
	Prosperity Bancshares, Inc.	70,812	5,135,286
*	Provident Bancorp, Inc.	4,920	53,579
	Provident Financial Holdings, Inc.	7,891	104,950
	Provident Financial Services, Inc.	109,251	2,025,514
	Prudential Financial, Inc.	89,452	11,210,125
	QCR Holdings, Inc.	16,494	1,260,801
#	Radian Group, Inc.	118,291	4,388,596
	Raymond James Financial, Inc.	51,608	5,986,528
	RBB Bancorp	15,037	346,904
	Red River Bancshares, Inc.	3,292	183,430
	Regional Management Corp.	14,119	461,691
	Regions Financial Corp.	488,820	10,934,903
	Reinsurance Group of America, Inc.	36,473	8,222,108

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Remitly Global, Inc.	7,433	$98,190
	RenaissanceRe Holdings Ltd.	33,797	7,837,862
	Renasant Corp.	47,099	1,619,735
#*	Repay Holdings Corp.	99,943	961,452
	Republic Bancorp, Inc., Class A	16,335	1,071,903
#*	Rhinebeck Bancorp, Inc.	2,179	18,543
#	Richmond Mutual BanCorp, Inc.	10,309	124,430
	Riverview Bancorp, Inc.	17,378	80,286
	RLI Corp.	16,915	2,547,230
*	Robinhood Markets, Inc., Class A	323,113	6,646,434
	S&P Global, Inc.	11,333	5,493,445
#	S&T Bancorp, Inc.	37,920	1,682,890
#	Safety Insurance Group, Inc.	13,154	1,125,325
#	Sandy Spring Bancorp, Inc.	33,874	1,037,561
	SB Financial Group, Inc.	5,783	97,675
	Seacoast Banking Corp. of Florida	48,529	1,351,047
*	Security National Financial Corp., Class A	17,221	142,073
	SEI Investments Co.	55,511	3,765,866
	Selective Insurance Group, Inc.	26,559	2,398,809
#	ServisFirst Bancshares, Inc.	44,968	3,608,232
#*	Shift4 Payments, Inc., Class A	11,288	776,502
	Shore Bancshares, Inc.	14,775	214,533
	Sierra Bancorp	13,337	387,973
	Silvercrest Asset Management Group, Inc., Class A	7,061	125,192
	Simmons First National Corp., Class A	101,433	2,183,852
*	SiriusPoint Ltd.	146,868	2,110,493
*	Skyward Specialty Insurance Group, Inc.	5,359	212,056
	SLM Corp.	199,453	4,525,589
	SmartFinancial, Inc.	8,761	248,287
#*	SoFi Technologies, Inc.	8,443	63,660
	Sound Financial Bancorp, Inc.	1,802	78,837
	South Plains Financial, Inc.	7,869	255,270
*	Southern First Bancshares, Inc.	4,205	145,493
	Southern Missouri Bancorp, Inc.	5,092	291,262
	Southern States Bancshares, Inc.	3,284	107,452
	Southside Bancshares, Inc.	30,184	1,056,138
	SouthState Corp.	57,472	5,688,004
	State Street Corp.	97,744	8,305,308
	Stellar Bancorp, Inc.	49,144	1,346,546
#	StepStone Group, Inc., Class A	9,979	501,545
#*	Sterling Bancorp, Inc.	34,677	201,820
#	Stewart Information Services Corp.	29,773	2,104,951
	Stifel Financial Corp.	67,140	5,953,304
#	Stock Yards Bancorp, Inc.	29,427	1,830,948
*	StoneX Group, Inc.	26,487	2,207,427
	Summit State Bank	4,662	43,963
*	SWK Holdings Corp.	459	8,083
	Synchrony Financial	224,528	11,403,777
	Synovus Financial Corp.	124,757	5,832,390
	T Rowe Price Group, Inc.	18,720	2,138,011
	Territorial Bancorp, Inc.	4,795	48,142
*	Texas Capital Bancshares, Inc.	46,158	3,051,044
	TFS Financial Corp.	68,078	923,138
*	Third Coast Bancshares, Inc.	1,356	31,690
	Timberland Bancorp, Inc.	8,054	246,050
	Tiptree, Inc.	57,352	1,132,702
#*	Toast, Inc., Class A	5,584	146,077
	Tompkins Financial Corp.	16,837	1,059,721
	Towne Bank	72,442	2,407,972

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	7,876	$879,592
	Travelers Cos., Inc.	95,809	20,736,900
	TriCo Bancshares	32,249	1,500,546
#*	Triumph Financial, Inc.	23,303	2,114,281
	Truist Financial Corp.	165,226	7,383,950
	TrustCo Bank Corp.	15,935	567,445
	Trustmark Corp.	61,541	2,137,319
	U.S. Bancorp	101,876	4,572,195
	UMB Financial Corp.	46,006	4,693,532
	Union Bankshares, Inc.	2,000	48,400
	United Bancorp, Inc.	2,256	28,200
	United Bancshares, Inc.	2,040	39,474
	United Bankshares, Inc.	117,909	4,590,197
	United Community Banks, Inc.	92,945	2,876,648
	United Fire Group, Inc.	13,386	299,980
	United Security Bancshares	6,792	54,811
	Unity Bancorp, Inc.	6,942	240,332
	Universal Insurance Holdings, Inc.	33,603	665,675
	Univest Financial Corp.	25,524	705,739
	Unum Group	136,107	7,830,236
	USCB Financial Holdings, Inc.	7,405	123,367
	Valley National Bancorp	173,383	1,456,417
	Value Line, Inc.	3,433	162,209
#*	Velocity Financial, Inc.	20,216	382,689
	Veritex Holdings, Inc.	12,929	324,130
	Victory Capital Holdings, Inc., Class A	20,055	1,050,681
	Virginia National Bankshares Corp.	3,246	126,854
	Virtu Financial, Inc., Class A	59,877	1,635,840
	Virtus Investment Partners, Inc.	7,580	1,713,080
	Voya Financial, Inc.	76,641	5,574,100
	W R Berkley Corp.	45,925	2,531,845
	WaFd, Inc.	75,501	2,687,081
#	Walker & Dunlop, Inc.	35,329	3,776,670
	Washington Trust Bancorp, Inc.	15,471	495,227
	Waterstone Financial, Inc.	21,434	319,795
	Webster Financial Corp.	112,803	5,597,285
	Wells Fargo & Co.	220,608	13,090,879
	WesBanco, Inc.	57,786	1,842,218
#	West BanCorp, Inc.	15,539	322,279
	Westamerica BanCorp	24,045	1,297,468
	Western Alliance Bancorp	74,414	5,987,350
	Western New England Bancorp, Inc.	20,533	170,013
	Western Union Co.	69,546	826,902
	Westwood Holdings Group, Inc.	12,438	165,087
*	WEX, Inc.	8,860	1,625,367
	White Mountains Insurance Group Ltd.	2,746	4,904,356
	Willis Towers Watson PLC	16,771	4,734,118
	Wintrust Financial Corp.	47,223	5,109,529
#	WisdomTree, Inc.	157,812	1,884,275
*	World Acceptance Corp.	6,061	740,169
	WSFS Financial Corp.	63,826	3,605,531
	WVS Financial Corp.	1,627	20,020
	Zions Bancorp NA	108,744	5,618,802
TOTAL FINANCIALS			1,215,178,995
HEALTH CARE — (8.2%)
*	4D Molecular Therapeutics, Inc.	9,989	177,105
	Abbott Laboratories	63,378	6,714,265
††	Abiomed, Inc.	2,059	32,141

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	AC Immune SA	15,821	$64,708
*	Acadia Healthcare Co., Inc.	47,922	3,107,742
*	Accolade, Inc.	23,961	98,240
*	Accuray, Inc.	7,951	14,630
#*	Actinium Pharmaceuticals, Inc.	4,846	33,534
*	AdaptHealth Corp.	49,728	564,910
#*	Adaptive Biotechnologies Corp.	28,881	131,409
*	Addus HomeCare Corp.	7,005	850,127
*	ADMA Biologics, Inc.	53,932	662,285
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	12,036	1,701,890
#*	Agios Pharmaceuticals, Inc.	54,676	2,536,966
††	Albireo Pharma, Inc.	7,009	39,250
#*	Aldeyra Therapeutics, Inc.	9,758	38,447
*	Align Technology, Inc.	1,734	402,080
*	Alkermes PLC	55,103	1,505,414
#*	Altimmune, Inc.	8,753	55,669
*	Amedisys, Inc.	6,940	680,467
*	American Shared Hospital Services	3,867	12,026
#*	AMN Healthcare Services, Inc.	40,093	2,711,089
*	Amneal Pharmaceuticals, Inc.	65,888	482,959
*	AnaptysBio, Inc.	2,900	101,036
*	AngioDynamics, Inc.	1,057	8,287
*	ANI Pharmaceuticals, Inc.	18,156	1,193,212
*	Anika Therapeutics, Inc.	13,525	368,556
*	Annexon, Inc.	6,534	41,883
#*	Arcturus Therapeutics Holdings, Inc.	17,895	419,817
#*	Arcus Biosciences, Inc.	22,803	374,197
#*	ARS Pharmaceuticals, Inc.	2,866	31,153
#*	Artivion, Inc.	35,445	962,332
*	Arvinas, Inc.	14,630	402,471
#*	Astrana Health, Inc.	22,007	1,154,487
*	Atea Pharmaceuticals, Inc.	5,068	19,360
*	Athira Pharma, Inc.	7,656	24,423
*	AtriCure, Inc.	38,094	821,688
*	Avanos Medical, Inc.	20,471	489,666
*	Avantor, Inc.	68,515	1,832,776
#*	Avid Bioservices, Inc.	9,478	98,950
#*	Avita Medical, Inc.	4,189	41,052
*	Axogen, Inc.	35,535	311,997
*	Axonics, Inc.	20,962	1,435,478
#*	Azenta, Inc.	23,169	1,443,197
	Baxter International, Inc.	98,475	3,527,375
#*	Beam Therapeutics, Inc.	21,171	669,850
	Becton Dickinson & Co.	9,587	2,311,042
*	Biogen, Inc.	29,021	6,187,277
#*	BioLife Solutions, Inc.	32,862	789,345
*	BioMarin Pharmaceutical, Inc.	4,800	404,784
*	Biomea Fusion, Inc.	5,405	30,106
*	Bio-Rad Laboratories, Inc., Class A	10,155	3,436,046
*	Biote Corp., Class A	12,723	100,893
	Bio-Techne Corp.	8,280	675,565
*	Boston Scientific Corp.	41,667	3,078,358
	Bristol-Myers Squibb Co.	33,720	1,603,723
*	Brookdale Senior Living, Inc.	185,240	1,431,905
	Bruker Corp.	22,783	1,560,863
*	CareDx, Inc.	30,225	604,198
*	Castle Biosciences, Inc.	12,898	311,229
*	Catalent, Inc.	6,073	360,372

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalyst Pharmaceuticals, Inc.	87,316	$1,505,328
#*	Celcuity, Inc.	1,900	34,827
*	Centene Corp.	115,862	8,912,105
#*	Certara, Inc.	65,588	1,023,829
*	Charles River Laboratories International, Inc.	11,265	2,749,787
	Chemed Corp.	4,093	2,333,665
††	Chinook Therapeutics, Inc.	45,796	57,245
	Cigna Group	32,553	11,350,255
#*	Codexis, Inc.	5,709	20,438
*	Cogent Biosciences, Inc.	5,688	53,638
*	Collegium Pharmaceutical, Inc.	31,260	1,205,698
*	Community Health Systems, Inc.	8,154	42,890
#	CONMED Corp.	15,145	1,045,611
	Cooper Cos., Inc.	41,882	3,908,847
#*	Corcept Therapeutics, Inc.	93,425	3,612,745
*	CorVel Corp.	6,535	2,004,938
#*	CRISPR Therapeutics AG	70,249	4,024,565
#*	Cross Country Healthcare, Inc.	39,131	713,749
*	Cullinan Therapeutics, Inc.	16,673	322,623
*	Cumberland Pharmaceuticals, Inc.	5,340	7,636
	CVS Health Corp.	88,409	5,333,715
#*	Cytek Biosciences, Inc.	51,011	342,284
	Danaher Corp.	25,587	7,089,646
*	DaVita, Inc.	23,556	3,218,221
*	Day One Biopharmaceuticals, Inc.	23,181	331,720
*	Definitive Healthcare Corp.	35,740	139,386
*	Denali Therapeutics, Inc.	33,718	821,708
	Dentsply Sirona, Inc.	50,594	1,373,121
*	Dexcom, Inc.	4,057	275,146
#*	Doximity, Inc., Class A	14,725	412,300
#*	Dynavax Technologies Corp.	84,404	944,481
*	Edgewise Therapeutics, Inc.	4,269	72,701
#*	Editas Medicine, Inc.	5,622	30,415
*	Edwards Lifesciences Corp.	5,405	340,785
*	Elanco Animal Health, Inc.	238,794	3,113,874
*	Electromed, Inc.	3,600	56,304
	Elevance Health, Inc.	15,836	8,425,227
*	Elevation Oncology, Inc.	8,088	21,271
	Embecta Corp.	6,288	98,533
*	Emergent BioSolutions, Inc.	244	3,101
*	Enanta Pharmaceuticals, Inc.	1,448	21,373
	Encompass Health Corp.	30,122	2,799,539
*	Enhabit, Inc.	32,263	330,373
*	Enovis Corp.	45,284	2,157,330
	Ensign Group, Inc.	28,435	4,002,226
*	Envista Holdings Corp.	16,355	279,180
*	enVVeno Medical Corp.	2,854	15,355
*	Evolent Health, Inc., Class A	95,079	2,217,242
*	Exelixis, Inc.	124,120	2,910,614
#*	Fate Therapeutics, Inc.	23,941	127,606
*	FONAR Corp.	2,752	50,857
#*	Fortrea Holdings, Inc.	22,412	618,347
*	Fulcrum Therapeutics, Inc.	46,642	432,838
#*	Fulgent Genetics, Inc.	25,688	614,714
*	GE HealthCare Technologies, Inc.	31,609	2,675,070
#*	Generation Bio Co.	17,902	59,793
	Gilead Sciences, Inc.	71,697	5,453,274
*	Globus Medical, Inc., Class A	3,407	245,168
#*	GoodRx Holdings, Inc., Class A	62,707	567,498

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Haemonetics Corp.	29,348	$2,642,787
#*	Halozyme Therapeutics, Inc.	17,695	977,826
#*	Harmony Biosciences Holdings, Inc.	21,300	721,218
*	Harvard Bioscience, Inc.	43,252	138,406
*	Health Catalyst, Inc.	8,246	60,773
*	HealthEquity, Inc.	29,622	2,324,735
	HealthStream, Inc.	26,151	776,946
*	Henry Schein, Inc.	41,622	2,994,287
*	Hims & Hers Health, Inc.	87,475	1,857,969
*	Hologic, Inc.	18,579	1,516,232
	Humana, Inc.	9,303	3,364,058
#*	ICU Medical, Inc.	415	52,697
*	Ideaya Biosciences, Inc.	6,888	296,528
*	ImmuCell Corp.	2,993	12,391
#*	Immunovant, Inc.	4,177	121,425
*	Incyte Corp.	29,088	1,892,756
*	InfuSystem Holdings, Inc.	10,768	74,299
#*	Innoviva, Inc.	74,771	1,408,686
*	Inovio Pharmaceuticals, Inc.	863	9,200
#*	Inozyme Pharma, Inc.	9,183	53,261
#*	Integer Holdings Corp.	30,554	3,628,593
*	Integra LifeSciences Holdings Corp.	16,836	417,701
#*	Intellia Therapeutics, Inc.	45,251	1,186,029
#*	Iovance Biotherapeutics, Inc.	139,028	1,213,714
*	IQVIA Holdings, Inc.	7,513	1,849,926
	iRadimed Corp.	3,451	161,196
*	iTeos Therapeutics, Inc.	13,135	231,045
#*	Janux Therapeutics, Inc.	7,182	291,589
*	Jazz Pharmaceuticals PLC	38,917	4,290,599
	Johnson & Johnson	149,782	23,643,089
#*	KalVista Pharmaceuticals, Inc.	15,204	221,066
*	Keros Therapeutics, Inc.	3,008	150,881
*	Kewaunee Scientific Corp.	2,037	113,298
#*	Kiniksa Pharmaceuticals International PLC	6,103	162,340
††	Kinnate Biopharma, Inc.	9,473	441
#*	Krystal Biotech, Inc.	15,791	3,291,792
#*	Kymera Therapeutics, Inc.	23,915	1,104,873
	Labcorp Holdings, Inc.	25,821	5,562,876
#*	Lantern Pharma, Inc.	1,402	5,888
*	Lantheus Holdings, Inc.	46,636	4,888,852
*	Larimar Therapeutics, Inc.	7,953	66,726
	LeMaitre Vascular, Inc.	6,381	554,445
*	LENSAR, Inc.	38,325	191,242
	LENZ Therapeutics, Inc.	1,310	32,527
#*	Ligand Pharmaceuticals, Inc.	15,141	1,650,218
*	Lisata Therapeutics, Inc.	3,732	12,278
*	LivaNova PLC	45,007	2,223,346
*	MannKind Corp.	15,442	88,946
*	Maravai LifeSciences Holdings, Inc., Class A	1,931	18,789
#*	Masimo Corp.	5,582	597,162
#*	MaxCyte, Inc.	11,304	54,259
*	Medpace Holdings, Inc.	7,287	2,787,423
	Medtronic PLC	57,439	4,613,501
#*	MeiraGTx Holdings PLC	35,696	186,690
	Merck & Co., Inc.	89,572	10,133,280
*	Merit Medical Systems, Inc.	34,010	2,900,713
*	Merrimack Pharmaceuticals, Inc.	9,794	0
#	Mesa Laboratories, Inc.	2,200	251,944
*	Mettler-Toledo International, Inc.	300	456,309

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MiMedx Group, Inc.	30,977	$230,779
*	ModivCare, Inc.	2,985	68,118
*	Molina Healthcare, Inc.	5,256	1,793,715
#*	Monte Rosa Therapeutics, Inc.	5,011	22,650
*	Morphic Holding, Inc.	8,831	500,364
*	Myriad Genetics, Inc.	57,640	1,612,191
#	National HealthCare Corp.	15,873	2,161,268
	National Research Corp.	17,603	448,700
*	Nautilus Biotechnology, Inc.	20,690	56,070
#*	Neogen Corp.	28,105	478,628
#*	NeoGenomics, Inc.	100,681	1,785,074
*	Neurocrine Biosciences, Inc.	3,079	435,894
#*	Nurix Therapeutics, Inc.	33,609	735,365
#*	Nuvation Bio, Inc.	19,709	75,485
#*	Olema Pharmaceuticals, Inc.	55,678	899,757
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	33,563	160,767
*	Omnicell, Inc.	9,550	278,956
*	OptimizeRx Corp.	2,664	29,064
*	Option Care Health, Inc.	83,263	2,472,079
*	OraSure Technologies, Inc.	13,192	59,100
*	Organogenesis Holdings, Inc.	15,432	46,605
#	Organon & Co.	22,383	489,292
#*	OrthoPediatrics Corp.	157	4,832
*	Owens & Minor, Inc.	31,189	512,123
#*	Pacira BioSciences, Inc.	3,184	65,750
	Patterson Cos., Inc.	92,269	2,329,792
#*††	PDL BioPharma, Inc.	418,608	502,330
*	Pediatrix Medical Group, Inc.	34,392	286,829
*	Pennant Group, Inc.	13,191	393,224
*	Penumbra, Inc.	1,533	256,149
#*	Performant Financial Corp.	8,931	33,134
	Perrigo Co. PLC	90,194	2,549,784
#*	PetIQ, Inc.	24,554	537,242
	Pfizer, Inc.	335,624	10,249,957
	Phibro Animal Health Corp., Class A	9,829	185,572
*	Poseida Therapeutics, Inc.	7,718	27,245
	Premier, Inc., Class A	31,544	661,793
*	Prestige Consumer Healthcare, Inc.	53,953	3,820,412
*	Privia Health Group, Inc.	1,798	37,291
*	Pro-Dex, Inc.	810	16,378
*	Progyny, Inc.	5,771	162,742
#*	Protagonist Therapeutics, Inc.	3,194	119,583
#*	Prothena Corp. PLC	44,814	1,043,270
*	Pulmonx Corp.	4,485	30,991
*	Quanterix Corp.	8,193	120,929
	Quest Diagnostics, Inc.	34,830	4,956,309
*	QuidelOrtho Corp.	4,627	181,795
*	R1 RCM, Inc.	195,780	2,521,646
*	RadNet, Inc.	38,280	2,287,230
#*	RAPT Therapeutics, Inc.	15,517	48,723
#*	Recursion Pharmaceuticals, Inc., Class A	40,990	336,118
*	Regeneron Pharmaceuticals, Inc.	765	825,580
*	REGENXBIO, Inc.	26,541	378,209
*	Relay Therapeutics, Inc.	9,155	75,254
*	Repligen Corp.	568	95,055
#*	Replimune Group, Inc.	4,721	47,210
	ResMed, Inc.	9,930	2,117,573

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	REVOLUTION Medicines, Inc.	23,683	$1,080,892
	Revvity, Inc.	33,455	4,202,283
#*	ReWalk Robotics Ltd.	206	944
*	Rocket Pharmaceuticals, Inc.	29,552	715,158
	Royalty Pharma PLC, Class A	40,438	1,139,138
*	Sage Therapeutics, Inc.	4,149	45,432
#*	Sana Biotechnology, Inc.	32,154	195,818
*	Sarepta Therapeutics, Inc.	1,206	171,541
#*	Schrodinger, Inc.	17,840	397,475
	Select Medical Holdings Corp.	129,163	5,135,521
#*	Semler Scientific, Inc.	1,308	43,360
*	Shattuck Labs, Inc.	8,606	34,252
*	SI-BONE, Inc.	12,705	193,116
#	SIGA Technologies, Inc.	64,399	642,702
#	Simulations Plus, Inc.	9,534	389,369
*	Soleno Therapeutics, Inc.	46	2,219
*	Solid Biosciences, Inc.	1,737	15,494
*	Sotera Health Co.	11,266	156,259
#*	SpringWorks Therapeutics, Inc.	34,751	1,247,908
*	STAAR Surgical Co.	10,552	435,270
	STERIS PLC	11,494	2,744,307
#*	Stoke Therapeutics, Inc.	6,626	99,191
	Stryker Corp.	5,109	1,672,942
#*	Supernus Pharmaceuticals, Inc.	50,846	1,516,228
#*	Surgery Partners, Inc.	32,228	978,442
*	Surmodics, Inc.	12,576	520,646
#*	Surrozen, Inc.	67	540
*	Tactile Systems Technology, Inc.	37,438	478,083
#*	Tango Therapeutics, Inc.	9,904	97,554
#*	Teladoc Health, Inc.	13,773	129,879
	Teleflex, Inc.	12,514	2,764,593
*	Tenet Healthcare Corp.	35,047	5,246,536
*	Terns Pharmaceuticals, Inc.	752	5,828
#*	Theravance Biopharma, Inc.	9,441	95,449
	Thermo Fisher Scientific, Inc.	15,310	9,390,235
#*	TruBridge, Inc.	12,410	139,240
#*	Twist Bioscience Corp.	2,879	160,677
	U.S. Physical Therapy, Inc.	10,859	1,058,753
*	UFP Technologies, Inc.	4,999	1,607,628
*	United Therapeutics Corp.	36,363	11,392,164
	UnitedHealth Group, Inc.	34,461	19,855,050
	Universal Health Services, Inc., Class B	44,206	9,449,475
	Utah Medical Products, Inc.	4,076	283,690
*	Vanda Pharmaceuticals, Inc.	14,341	83,751
*	Varex Imaging Corp.	27,304	403,826
#*	Veracyte, Inc.	56,505	1,356,120
#*	Vericel Corp.	5,443	274,980
*	Vertex Pharmaceuticals, Inc.	10,772	5,339,896
	Viatris, Inc.	616,731	7,437,776
*	Voyager Therapeutics, Inc.	19,187	176,329
*	Waters Corp.	2,683	902,239
*	Werewolf Therapeutics, Inc.	3,748	8,433
	West Pharmaceutical Services, Inc.	5,068	1,551,670
#*	XBiotech, Inc.	1,910	14,745
*	Xencor, Inc.	23,682	483,586
*	Xenon Pharmaceuticals, Inc.	2,200	94,886
#*	XOMA Royalty Corp.	579	15,494
*	Zentalis Pharmaceuticals, Inc.	6,821	26,534
	Zimmer Biomet Holdings, Inc.	40,525	4,512,459

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Zimvie, Inc.	8,336	$176,223
*	Zymeworks, Inc.	6,708	70,166
TOTAL HEALTH CARE			426,279,773
INDUSTRIALS — (16.1%)
#*	3D Systems Corp.	19,886	72,584
	A O Smith Corp.	39,705	3,376,513
	AAON, Inc.	36,111	3,196,907
*	AAR Corp.	41,249	2,664,685
	ABM Industries, Inc.	63,879	3,549,117
	ACCO Brands Corp.	103,917	531,016
	Acme United Corp.	1,921	86,733
	Acuity Brands, Inc.	15,523	3,901,706
*	ACV Auctions, Inc., Class A	41,990	717,189
	Advanced Drainage Systems, Inc.	19,953	3,532,479
	AECOM	28,187	2,554,024
#*	AeroVironment, Inc.	8,764	1,564,725
*	AerSale Corp.	5,481	36,942
#	AGCO Corp.	42,093	3,974,421
#*	Air Industries Group	317	1,170
	Air Lease Corp.	120,144	5,961,545
#*	Air Transport Services Group, Inc.	82,872	1,337,554
	Alamo Group, Inc.	11,911	2,295,488
*	Alaska Air Group, Inc.	79,104	2,968,773
	Albany International Corp., Class A	27,180	2,543,504
*	Alight, Inc., Class A	127,971	968,740
	Allegiant Travel Co.	18,695	1,048,229
	Allegion PLC	10,433	1,427,339
	Allient, Inc.	16,720	483,877
	Allison Transmission Holdings, Inc.	59,503	5,271,371
*	Alpha Pro Tech Ltd.	2,600	15,184
#	Alta Equipment Group, Inc.	5,164	54,222
#*	Ameresco, Inc., Class A	28,526	900,566
#*	American Airlines Group, Inc.	35,363	376,262
*	American Superconductor Corp.	25,200	608,832
*	American Woodmark Corp.	18,060	1,844,829
	AMETEK, Inc.	27,671	4,800,365
*	API Group Corp.	1,727	65,436
	Apogee Enterprises, Inc.	22,486	1,543,439
	Applied Industrial Technologies, Inc.	22,313	4,868,473
	ARC Document Solutions, Inc.	30,100	91,805
#	ArcBest Corp.	27,286	3,439,400
	Arcosa, Inc.	41,570	3,862,269
	Argan, Inc.	9,898	781,249
	Armstrong World Industries, Inc.	24,436	3,210,890
#	Astec Industries, Inc.	24,684	866,162
*	Astronics Corp. (ATRO US)	23,004	529,782
*	Astronics Corp. (ATROB US), Class B	13,763	320,265
#*	Asure Software, Inc.	13,809	142,233
#	Atkore, Inc.	44,248	5,973,480
#	Avis Budget Group, Inc.	3,513	354,848
*	AZEK Co., Inc.	86,946	3,903,006
	AZZ, Inc.	23,996	1,918,720
	Barnes Group, Inc.	48,579	1,959,677
	Barrett Business Services, Inc.	21,284	775,589
*	Beacon Roofing Supply, Inc.	66,745	6,861,386
*	Blue Bird Corp.	17,257	899,435
*	BlueLinx Holdings, Inc.	9,186	1,107,740
	Boise Cascade Co.	44,969	6,389,645

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	11,487	$1,646,202
*	Bowman Consulting Group Ltd.	1,736	62,010
	Brady Corp., Class A	39,484	2,827,449
*	BrightView Holdings, Inc.	26,880	386,803
	Brink's Co.	18,815	2,069,462
	Broadridge Financial Solutions, Inc.	13,941	2,983,374
*	Builders FirstSource, Inc.	30,594	5,120,518
	BWX Technologies, Inc.	29,270	2,912,072
#*	Byrna Technologies, Inc.	3,751	35,184
*	CACI International, Inc., Class A	11,833	5,460,693
*	Cadeler AS (CDLR US), ADR	31,408	817,864
	Cadre Holdings, Inc.	3,857	141,552
	Carlisle Cos., Inc.	7,707	3,225,996
	Carrier Global Corp.	48,277	3,288,146
*	Casella Waste Systems, Inc., Class A	5,066	524,635
	Caterpillar, Inc.	19,210	6,650,502
*	CBIZ, Inc.	56,917	3,950,040
*	CECO Environmental Corp.	38,048	1,111,002
	CH Robinson Worldwide, Inc.	13,017	1,159,164
#*	Chart Industries, Inc.	7,992	1,287,351
#	Chicago Rivet & Machine Co.	855	12,919
*	Cimpress PLC	8,368	763,747
	Civeo Corp.	2,250	61,200
#*	Clarivate PLC	255,672	1,723,229
*	Clean Harbors, Inc.	31,136	7,433,097
	Columbus McKinnon Corp.	28,661	1,093,704
	Comfort Systems USA, Inc.	4,771	1,585,976
*	Commercial Vehicle Group, Inc.	32,939	179,518
#	CompX International, Inc.	3,722	95,432
#	Concentrix Corp.	40,401	2,848,270
*	Concrete Pumping Holdings, Inc.	22,380	149,275
*	Conduent, Inc.	168,408	687,105
*	Construction Partners, Inc., Class A	22,816	1,475,054
	Copa Holdings SA, Class A	14,555	1,291,756
*	Copart, Inc.	22,904	1,198,566
*	Core & Main, Inc., Class A	16,123	862,097
#††	Costa Communications, Inc.	2,485	1,740
	Costamare, Inc.	117,049	1,734,666
	Covenant Logistics Group, Inc.	12,201	682,646
*»	CPI Aerostructures, Inc.	7,398	18,125
	CRA International, Inc.	10,793	1,886,616
	Crane Co.	12,265	1,967,551
	CSG Systems International, Inc.	30,759	1,440,752
	CSW Industrials, Inc.	10,473	3,397,651
	CSX Corp.	119,497	4,194,345
	Cummins, Inc.	19,861	5,795,440
	Curtiss-Wright Corp.	19,882	5,859,225
*	Custom Truck One Source, Inc.	28,938	144,979
#*	Dayforce, Inc.	18,693	1,108,121
	Deere & Co.	19,219	7,149,084
	Delta Air Lines, Inc.	20,897	898,989
	Deluxe Corp.	36,775	896,575
#*	Distribution Solutions Group, Inc.	27,224	918,810
*	DLH Holdings Corp.	4,597	53,187
*	DNOW, Inc.	96,513	1,482,440
	Donaldson Co., Inc.	31,166	2,331,840
	Douglas Dynamics, Inc.	28,300	818,153
	Dover Corp.	16,701	3,077,326
*	Ducommun, Inc.	13,037	836,584

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Dun & Bradstreet Holdings, Inc.	129,006	$1,403,585
#*	DXP Enterprises, Inc.	16,127	883,115
*	Dycom Industries, Inc.	30,538	5,604,028
#	Eastern Co.	5,972	175,816
	Eaton Corp. PLC	26,007	7,926,674
	EMCOR Group, Inc.	11,710	4,396,402
	Emerson Electric Co.	27,946	3,272,756
	Enerpac Tool Group Corp.	49,153	1,975,951
	EnerSys	35,677	3,921,973
	Ennis, Inc.	25,451	606,752
	Enpro, Inc.	20,883	3,569,740
*	Enviri Corp.	115,188	1,361,522
	Equifax, Inc.	7,143	1,995,540
	Esab Corp.	39,219	3,984,650
	ESCO Technologies, Inc.	24,130	2,967,025
	Espey Mfg. & Electronics Corp.	3,027	67,351
#	EVI Industries, Inc.	3,830	78,247
*	ExlService Holdings, Inc.	80,565	2,840,722
	Expeditors International of Washington, Inc.	10,629	1,326,712
	Exponent, Inc.	9,421	999,380
	Fastenal Co.	27,033	1,912,585
	Federal Signal Corp.	53,708	5,369,189
	FedEx Corp.	21,097	6,376,568
	Ferguson PLC	4,956	1,103,453
	First Advantage Corp.	22,103	380,614
	Flowserve Corp.	60,718	3,069,295
*	Fluor Corp.	62,332	2,998,169
*	Forrester Research, Inc.	4,217	85,141
	Fortive Corp.	40,474	2,908,057
	Fortune Brands Innovations, Inc.	25,464	2,057,746
*	Franklin Covey Co.	13,385	585,058
	Franklin Electric Co., Inc.	35,163	3,749,079
#*	Frontier Group Holdings, Inc.	4,476	17,635
#	FTAI Infrastructure, Inc.	10,630	109,595
*	FTI Consulting, Inc.	17,887	3,898,829
*	Gates Industrial Corp. PLC	91,383	1,698,810
#	GATX Corp.	33,088	4,615,776
*	GE Vernova, Inc.	4,112	732,923
	Genco Shipping & Trading Ltd.	40,097	778,283
*	Gencor Industries, Inc.	12,690	312,555
*	Generac Holdings, Inc.	6,608	1,028,733
	General Dynamics Corp.	15,911	4,752,775
	Genpact Ltd.	66,360	2,300,701
*	Gibraltar Industries, Inc.	30,285	2,249,267
	Global Industrial Co.	34,554	1,205,244
*	GMS, Inc.	38,466	3,701,583
	Gorman-Rupp Co.	24,641	1,017,920
	Graco, Inc.	19,366	1,647,078
*	Graham Corp.	8,095	265,273
#	Granite Construction, Inc.	33,004	2,259,454
*	Great Lakes Dredge & Dock Corp.	83,978	791,913
#	Greenbrier Cos., Inc.	35,955	1,834,065
	Griffon Corp.	33,783	2,434,403
#*	GXO Logistics, Inc.	42,980	2,406,020
	H&E Equipment Services, Inc.	34,346	1,796,296
*	Hayward Holdings, Inc.	85,244	1,260,759
*	Healthcare Services Group, Inc.	18,480	211,226
	Heartland Express, Inc.	43,660	566,270
	HEICO Corp. (HEI US)	3,400	820,556

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp. (HEIA US), Class A	5,177	$984,199
	Heidrick & Struggles International, Inc.	19,184	770,046
	Helios Technologies, Inc.	26,531	1,219,099
	Herc Holdings, Inc.	27,075	4,219,368
#*	Hertz Global Holdings, Inc.	25,476	103,942
	Hexcel Corp.	36,315	2,404,416
	Hillenbrand, Inc.	40,968	1,812,015
*	Hillman Solutions Corp.	15,462	156,939
	HireQuest, Inc.	1,551	20,861
	HNI Corp.	41,295	2,269,160
	Honeywell International, Inc.	22,922	4,693,279
	Howmet Aerospace, Inc.	52,078	4,983,865
	Hub Group, Inc., Class A	59,814	2,797,501
	Hubbell, Inc.	7,919	3,133,152
#*	Hudson Global, Inc.	5,895	107,230
*	Hudson Technologies, Inc.	40,516	346,817
	Huntington Ingalls Industries, Inc.	17,556	4,915,329
	Hurco Cos., Inc.	3,620	62,264
*	Huron Consulting Group, Inc.	21,851	2,403,829
	Hyster-Yale, Inc.	15,792	1,290,838
*	IBEX Holdings Ltd.	3,250	56,680
	ICF International, Inc.	14,006	2,060,283
	IDEX Corp.	6,614	1,378,887
*	IES Holdings, Inc.	18,779	2,891,403
	Ingersoll Rand, Inc.	41,864	4,203,146
#*	Innodata, Inc.	20,391	394,566
*	Innovative Solutions & Support, Inc.	14,202	87,839
	Insperity, Inc.	11,619	1,193,504
#	Insteel Industries, Inc.	19,411	664,827
	Interface, Inc.	60,253	1,041,172
	ITT, Inc.	41,354	5,849,937
	Jacobs Solutions, Inc.	15,844	2,318,769
#*	Janus International Group, Inc.	25,863	372,944
	JB Hunt Transport Services, Inc.	17,722	3,068,564
#*	JELD-WEN Holding, Inc.	65,441	1,092,210
#*	JetBlue Airways Corp.	273,571	1,753,590
#	John Bean Technologies Corp.	18,625	1,832,327
	Johnson Controls International PLC	191,281	13,684,243
#	Kadant, Inc.	10,320	3,627,377
	Karat Packaging, Inc.	5,494	164,106
	KBR, Inc.	51,889	3,455,289
	Kelly Services, Inc., Class A	54,974	1,293,538
#	Kennametal, Inc.	90,014	2,352,966
	Kforce, Inc.	19,427	1,349,594
*	Kirby Corp.	50,715	6,231,859
	Knight-Swift Transportation Holdings, Inc.	138,261	7,525,546
	Korn Ferry	49,952	3,682,461
*	Kratos Defense & Security Solutions, Inc.	124,862	2,814,389
*	L B Foster Co., Class A	4,677	112,295
	L3Harris Technologies, Inc.	30,729	6,972,103
	Landstar System, Inc.	10,347	1,968,517
	Leidos Holdings, Inc.	26,625	3,844,650
#*	Limbach Holdings, Inc.	9,753	621,461
	Lincoln Electric Holdings, Inc.	6,174	1,268,201
	Lindsay Corp.	9,330	1,175,487
*	Liquidity Services, Inc.	26,790	601,971
	Lockheed Martin Corp.	2,444	1,324,452
	LSI Industries, Inc.	28,466	485,630
	Luxfer Holdings PLC	24,059	311,323

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitex International, Inc.	4,633	$23,582
*	Manitowoc Co., Inc.	54,485	688,690
	ManpowerGroup, Inc.	51,785	3,965,695
	Marten Transport Ltd.	90,946	1,710,694
*	MasTec, Inc.	29,698	3,267,671
*	Mastech Digital, Inc.	1,982	16,292
*	Masterbrand, Inc.	55,633	1,004,176
*	Matrix Service Co.	27,214	275,406
	Matson, Inc.	34,055	4,519,439
	Matthews International Corp., Class A	14,802	428,518
	Maximus, Inc.	25,230	2,343,615
*	Mayville Engineering Co., Inc.	7,256	138,662
	MDU Resources Group, Inc.	174,461	4,699,979
#*	Mercury Systems, Inc.	28,050	997,177
#*	Middleby Corp.	13,555	1,837,787
	Miller Industries, Inc.	11,432	776,690
	MillerKnoll, Inc.	58,806	1,824,162
*	Mistras Group, Inc.	30,433	304,330
*	Montrose Environmental Group, Inc.	9,000	287,010
	Moog, Inc., Class A	25,777	5,054,870
*	MRC Global, Inc.	73,915	1,070,289
	MSA Safety, Inc.	8,487	1,601,073
	MSC Industrial Direct Co., Inc., Class A	27,280	2,426,556
#	Mueller Industries, Inc.	99,067	7,027,813
	Mueller Water Products, Inc., Class A	155,170	3,208,916
*	MYR Group, Inc.	18,525	2,602,392
	National Presto Industries, Inc.	7,400	565,878
*	NEXTracker, Inc., Class A	26,197	1,287,321
	NL Industries, Inc.	17,836	113,972
#*	NN, Inc.	14,160	55,507
	Nordson Corp.	4,924	1,232,625
	Norfolk Southern Corp.	13,284	3,315,155
	Northrop Grumman Corp.	9,443	4,573,434
*	Northwest Pipe Co.	8,819	336,445
*	NV5 Global, Inc.	11,757	1,212,617
	nVent Electric PLC	84,713	6,152,705
	Omega Flex, Inc.	6,738	354,284
*	OPENLANE, Inc.	98,629	1,763,487
*	Orion Group Holdings, Inc.	32,630	267,892
	Oshkosh Corp.	55,655	6,046,916
	Otis Worldwide Corp.	879	83,066
	Owens Corning	47,516	8,856,032
	PACCAR, Inc.	27,082	2,671,910
#*	PAM Transportation Services, Inc.	25,459	519,109
	Pangaea Logistics Solutions Ltd.	36,161	262,529
	Park Aerospace Corp.	13,943	186,976
	Parker-Hannifin Corp.	8,913	5,001,619
#	Park-Ohio Holdings Corp.	18,450	576,009
*	Parsons Corp.	31,968	2,920,916
	Paychex, Inc.	10,435	1,335,889
	Paycom Software, Inc.	2,951	492,197
*	Paycor HCM, Inc.	9,048	112,286
*	Paylocity Holding Corp.	4,290	643,800
	Pentair PLC	72,189	6,343,247
#*	Perma-Fix Environmental Services, Inc.	2,877	36,509
*	Perma-Pipe International Holdings, Inc.	5,730	54,378
#	Powell Industries, Inc.	12,049	2,212,558
	Preformed Line Products Co.	4,776	658,467
	Primoris Services Corp.	58,673	3,313,264

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	19,758	$687,974
	Quad/Graphics, Inc.	52,544	240,126
	Quanex Building Products Corp.	33,002	1,102,267
	Quanta Services, Inc.	14,195	3,767,069
*	Quest Resource Holding Corp.	10,130	85,497
*	Radiant Logistics, Inc.	44,703	278,053
*	RBC Bearings, Inc.	5,609	1,631,322
#*	RCM Technologies, Inc.	3,727	72,602
	Regal Rexnord Corp.	50,131	8,055,049
	Republic Services, Inc.	15,538	3,019,344
*	Resideo Technologies, Inc.	136,536	3,102,098
	Resources Connection, Inc.	31,629	377,334
	REV Group, Inc.	86,124	2,513,098
	Robert Half, Inc.	28,346	1,819,530
#*	Rocket Lab USA, Inc.	144,327	756,273
	Rockwell Automation, Inc.	2,142	596,868
	RTX Corp.	107,084	12,581,299
	Rush Enterprises, Inc. (RUSHA US), Class A	67,551	3,445,777
	Rush Enterprises, Inc. (RUSHB US), Class B	17,113	809,103
#*	RXO, Inc.	51,856	1,644,354
	Ryder System, Inc.	45,181	6,332,569
*	Saia, Inc.	3,376	1,410,662
	Schneider National, Inc., Class B	67,640	1,820,192
	Science Applications International Corp.	28,065	3,491,286
	Sensata Technologies Holding PLC	52,970	2,065,300
*	Servotronics, Inc.	1,499	17,268
	Shyft Group, Inc.	38,885	652,101
*	SIFCO Industries, Inc.	4,888	16,375
	Simpson Manufacturing Co., Inc.	21,495	4,128,975
#*	SiteOne Landscape Supply, Inc.	10,251	1,503,617
*	SkyWest, Inc.	40,126	3,207,672
	Snap-on, Inc.	7,030	2,017,821
	Southwest Airlines Co.	205,258	5,529,651
*	SPX Technologies, Inc.	34,490	5,088,655
	SS&C Technologies Holdings, Inc.	97,625	7,121,744
	Standex International Corp.	13,043	2,436,432
	Stanley Black & Decker, Inc.	49,142	5,190,378
	Steelcase, Inc., Class A	95,288	1,380,723
*	Stericycle, Inc.	64,760	3,791,698
*	Sterling Check Corp.	30,327	475,527
*	Sterling Infrastructure, Inc.	28,803	3,351,517
*	Stratasys Ltd.	50,359	431,073
#*	Sun Country Airlines Holdings, Inc.	13,366	175,095
#*	Sunrun, Inc.	119,935	2,102,461
#*	TaskUS, Inc., Class A	16,400	270,764
#*	Taylor Devices, Inc.	1,412	72,520
#	Tecnoglass, Inc.	25,633	1,379,312
	Tennant Co.	18,358	1,976,973
	Terex Corp.	58,736	3,715,639
	Tetra Tech, Inc.	11,542	2,461,216
	Textron, Inc.	70,184	6,520,094
*	Thermon Group Holdings, Inc.	36,725	1,204,947
	Timken Co.	67,263	5,848,518
#*	Titan International, Inc.	80,234	683,594
#*	Titan Machinery, Inc.	19,194	342,229
	Toro Co.	19,647	1,880,807
*	Transcat, Inc.	4,446	512,357
	TransUnion	12,705	1,146,753
*	Trex Co., Inc.	16,675	1,394,530

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TriNet Group, Inc.	8,723	$909,373
	Trinity Industries, Inc.	81,564	2,696,506
*	Triumph Group, Inc.	18,013	295,233
*	TrueBlue, Inc.	21,098	252,121
#	TTEC Holdings, Inc.	7,321	58,422
*	Tutor Perini Corp.	46,322	1,152,955
	Twin Disc, Inc.	12,774	184,201
	UFP Industries, Inc.	65,346	8,621,098
#*	U-Haul Holding Co. (UHAL US)	13,857	925,509
	U-Haul Holding Co. (UHAL/B US)	123,949	7,899,270
*	Ultralife Corp.	16,801	201,276
	UniFirst Corp.	15,018	2,921,602
	Union Pacific Corp.	4,860	1,199,108
*	United Airlines Holdings, Inc.	169,601	7,703,277
	United Parcel Service, Inc., Class B	6,532	851,577
	United Rentals, Inc.	7,224	5,469,290
#	Universal Logistics Holdings, Inc.	23,600	1,015,508
*	Upwork, Inc.	33,825	409,959
*	V2X, Inc.	17,366	905,290
	Valmont Industries, Inc.	13,308	3,970,575
	Veralto Corp.	10,383	1,106,412
*	Verra Mobility Corp.	98,841	2,978,079
	Vertiv Holdings Co., Class A	15,394	1,211,508
	Vestis Corp.	59,067	766,099
*	Viad Corp.	15,387	511,618
#*	Vicor Corp.	11,138	469,021
	Virco Mfg. Corp.	18,900	332,640
*	VirTra, Inc.	2,086	18,294
#	VSE Corp.	14,435	1,284,571
#	Wabash National Corp.	44,873	964,321
	Watsco, Inc. (WSO US)	6,176	3,023,090
#»	Watsco, Inc. (WSO/B US), Class B	1,205	598,451
	Watts Water Technologies, Inc., Class A	14,212	2,949,274
#	Werner Enterprises, Inc.	70,126	2,748,238
	WESCO International, Inc.	50,302	8,800,335
	Westinghouse Air Brake Technologies Corp.	12,087	1,947,820
*	Willdan Group, Inc.	13,889	470,559
	Willis Lease Finance Corp.	6,948	599,473
*	WillScot Holdings Corp.	68,847	2,822,727
	Woodward, Inc.	25,919	4,043,105
*	XPO, Inc.	23,874	2,742,884
	Xylem, Inc.	19,082	2,547,447
	Zurn Elkay Water Solutions Corp.	18,120	588,175
TOTAL INDUSTRIALS			831,397,577
INFORMATION TECHNOLOGY — (9.1%)
	A10 Networks, Inc.	55,860	731,207
	Accenture PLC, Class A	12,211	4,037,201
*	ACI Worldwide, Inc.	91,953	3,975,128
	Adeia, Inc.	74,103	870,710
#	Advanced Energy Industries, Inc.	27,989	3,257,080
*	Advanced Micro Devices, Inc.	75,622	10,925,867
*	Agilysys, Inc.	9,840	1,102,966
*	Airgain, Inc.	5,308	39,704
*	Akamai Technologies, Inc.	17,530	1,722,848
*	Alarm.com Holdings, Inc.	16,405	1,157,373
*	Alithya Group, Inc., Class A	9,189	12,019
*	Alkami Technology, Inc.	11,783	385,658
*	Allegro MicroSystems, Inc.	9,104	218,860

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor Ltd.	29,736	$1,231,070
#*	Altair Engineering, Inc., Class A	4,241	374,735
*	Ambarella, Inc.	22,816	1,201,034
	Amdocs Ltd.	29,378	2,569,694
	American Software, Inc., Class A	29,205	319,503
	Amkor Technology, Inc.	308,829	10,086,355
*	Amtech Systems, Inc.	7,816	44,864
	Analog Devices, Inc.	26,601	6,154,939
	Apple, Inc.	43,010	9,551,661
	Applied Materials, Inc.	11,896	2,524,331
*	Applied Optoelectronics, Inc.	5,806	55,447
*	Arrow Electronics, Inc.	63,192	7,816,218
*	ASGN, Inc.	47,729	4,518,504
#*	Aspen Technology, Inc.	14,470	2,719,636
*	AstroNova, Inc.	7,311	115,660
#*	Aurora Innovation, Inc.	338,976	1,355,904
*	AvePoint, Inc.	35,682	388,934
#*	Aviat Networks, Inc.	13,873	430,063
	Avnet, Inc.	86,363	4,642,875
*	Aware, Inc.	870	1,818
*	Axcelis Technologies, Inc.	17,674	2,233,110
*	AXT, Inc.	56,792	206,723
	Badger Meter, Inc.	7,068	1,457,139
#	Bel Fuse, Inc. (BELFA US), Class A	2,276	213,375
#	Bel Fuse, Inc. (BELFB US), Class B	10,532	782,212
	Belden, Inc.	32,752	3,035,783
	Benchmark Electronics, Inc.	39,919	1,910,923
*	Bill Holdings, Inc.	5,436	271,583
*	BK Technologies Corp.	1,538	19,809
*	Blackbaud, Inc.	18,429	1,462,894
*	Box, Inc., Class A	29,144	819,529
	Broadcom, Inc.	8,220	1,320,790
*	Calix, Inc.	44,965	1,849,410
*	CCC Intelligent Solutions Holdings, Inc.	18,814	193,032
	CDW Corp.	10,144	2,212,508
#*	Cerence, Inc.	27,026	85,943
*	CEVA, Inc.	18,532	371,567
*	Ciena Corp.	69,260	3,652,772
*	Cipher Mining, Inc.	11,217	58,665
*	Cirrus Logic, Inc.	39,695	5,179,404
	Cisco Systems, Inc.	201,122	9,744,361
#*	Cleanspark, Inc.	181,255	2,900,080
#*	Clearfield, Inc.	6,868	298,071
	Climb Global Solutions, Inc.	4,672	333,674
#*	Coda Octopus Group, Inc.	4,669	34,177
	Cognex Corp.	10,076	499,971
	Cognizant Technology Solutions Corp., Class A	114,003	8,627,747
*	Coherent Corp.	54,118	3,770,942
*	Cohu, Inc.	46,930	1,501,291
*	Consensus Cloud Solutions, Inc.	8,452	180,028
	Corning, Inc.	249,839	9,996,058
#*	Corsair Gaming, Inc.	7,105	58,332
*	CPI Card Group, Inc.	706	20,707
#	Crane NXT Co.	37,428	2,353,473
*	Credo Technology Group Holding Ltd.	25,084	696,081
*	Crexendo, Inc.	3,718	15,504
#*	CS Disco, Inc.	10,253	63,364
#	CSP, Inc.	4,538	70,157
	CTS Corp.	26,660	1,303,141

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CVD Equipment Corp.	5,741	$22,390
#*	Daily Journal Corp.	677	315,211
*	Daktronics, Inc.	51,317	768,729
*	Data I/O Corp.	1,500	3,915
#*	Dave, Inc.	1,621	58,940
*	Diebold Nixdorf, Inc.	10,483	456,535
#*	Digi International, Inc.	36,254	989,734
*	Diodes, Inc.	42,123	3,294,019
*	DocuSign, Inc.	800	44,384
	Dolby Laboratories, Inc., Class A	28,306	2,229,381
*	Dropbox, Inc., Class A	24,300	581,256
#*	DXC Technology Co.	133,696	2,719,377
#*	E2open Parent Holdings, Inc.	64,577	301,575
#*	Eastman Kodak Co.	4,122	23,949
*	eGain Corp.	18,512	134,212
*	Elastic NV	100	10,967
*	Enphase Energy, Inc.	6,057	697,221
	Entegris, Inc.	10,070	1,191,180
*	Envestnet, Inc.	28,581	1,771,450
*	EPAM Systems, Inc.	4,374	940,979
*	ePlus, Inc.	25,153	2,312,064
#*	EverCommerce, Inc.	8,089	97,553
*	Extreme Networks, Inc.	51,584	737,651
*	F5, Inc.	11,981	2,439,811
*	Fabrinet	18,300	4,036,248
#*	FARO Technologies, Inc.	10,931	186,920
*	First Solar, Inc.	19,499	4,211,589
*	Flex Ltd.	150,400	4,835,360
*	FormFactor, Inc.	71,695	3,839,984
#*	Franklin Wireless Corp.	6,922	29,765
*	Frequency Electronics, Inc.	8,185	111,316
*	Freshworks, Inc., Class A	3,912	48,900
	Gen Digital, Inc.	78,040	2,028,260
#*	Genasys, Inc.	1,974	5,034
#*	GLOBALFOUNDRIES, Inc.	527	26,882
*	Globant SA	5,573	1,085,119
*	Grid Dynamics Holdings, Inc.	23,061	297,487
*	Guidewire Software, Inc.	9,069	1,360,985
	Hackett Group, Inc.	27,522	750,800
*	Harmonic, Inc.	97,724	1,432,634
*	HashiCorp, Inc., Class A	42,325	1,428,469
	Hewlett Packard Enterprise Co.	478,279	9,522,535
*	Ichor Holdings Ltd.	37,001	1,258,034
	Immersion Corp.	18,725	239,118
*	Infinera Corp.	73,633	437,380
*	Informatica, Inc., Class A	2,410	57,695
	Information Services Group, Inc.	7,246	25,144
#*	Insight Enterprises, Inc.	29,017	6,514,316
#*	Instructure Holdings, Inc.	4,768	111,380
	Intel Corp.	359,241	11,043,068
#	InterDigital, Inc.	38,244	4,694,833
	International Business Machines Corp.	52,019	9,994,931
*	inTEST Corp.	11,005	118,854
*	Intevac, Inc.	6,007	23,187
	Intuit, Inc.	2,073	1,341,957
*	IPG Photonics Corp.	22,128	1,779,091
*	Iteris, Inc.	20,318	99,761
*	Itron, Inc.	36,254	3,750,114
	Jabil, Inc.	63,307	7,132,800

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Jamf Holding Corp.	27,448	$502,573
#*	JFrog Ltd.	31,941	1,231,645
	Juniper Networks, Inc.	151,640	5,715,312
*	Key Tronic Corp.	10,062	38,940
*	Keysight Technologies, Inc.	20,470	2,856,998
*	Kimball Electronics, Inc.	22,283	528,107
*	Knowles Corp.	183,551	3,353,477
	Kulicke & Soffa Industries, Inc.	47,458	2,238,594
*	KVH Industries, Inc.	9,686	43,103
*	Kyndryl Holdings, Inc.	132,590	3,562,693
*	Lantronix, Inc.	8,601	35,264
*	LGL Group, Inc.	2,275	12,808
	Littelfuse, Inc.	11,838	3,162,048
*	LiveRamp Holdings, Inc.	66,405	2,010,743
*	Lumentum Holdings, Inc.	55,918	2,895,434
*	Luna Innovations, Inc.	21,659	64,977
*	MACOM Technology Solutions Holdings, Inc.	5,919	597,345
*	Magnachip Semiconductor Corp.	4,530	23,058
	Marvell Technology, Inc.	50,922	3,410,756
*	MaxLinear, Inc.	44,393	627,717
*	MeridianLink, Inc.	8,358	197,500
	Methode Electronics, Inc.	32,645	413,286
	Microchip Technology, Inc.	24,136	2,142,794
	Micron Technology, Inc.	84,880	9,321,522
	Microsoft Corp.	900	376,515
*	Mirion Technologies, Inc.	27,184	286,519
#*	Mitek Systems, Inc.	29,335	390,449
	MKS Instruments, Inc.	1,900	239,210
#*	M-Tron Industries, Inc.	1,137	39,818
*	N-able, Inc.	48,929	682,070
#	Napco Security Technologies, Inc.	16,252	907,024
#*	Navitas Semiconductor Corp.	86,148	319,609
*	nCino, Inc.	25,222	826,273
#*	NCR Voyix Corp.	58,362	860,839
*	NETGEAR, Inc.	26,647	423,154
*	NetScout Systems, Inc.	24,170	491,859
#*	nLight, Inc.	39,458	476,258
*	Nortech Systems, Inc.	1,040	15,122
#*	Novanta, Inc.	8,157	1,477,885
*	Nutanix, Inc., Class A	1,890	95,464
	NVE Corp.	3,647	325,677
	NVIDIA Corp.	13,627	1,594,632
	NXP Semiconductors NV	3,694	972,113
*	Okta, Inc.	27,373	2,571,420
*	Olo, Inc., Class A	44,390	212,184
*	ON Semiconductor Corp.	77,943	6,099,040
*	ON24, Inc.	1,900	12,483
*	OneSpan, Inc.	41,594	615,591
*	Onto Innovation, Inc.	6,121	1,170,947
*	Ooma, Inc.	893	9,287
*	Optical Cable Corp.	6,626	18,221
#*	OSI Systems, Inc.	16,914	2,502,934
#*	PAR Technology Corp.	16,682	844,776
	PC Connection, Inc.	31,851	2,279,576
*	PDF Solutions, Inc.	22,158	777,524
	Pegasystems, Inc.	1,337	93,216
*	Perficient, Inc.	3,019	227,663
*	Photronics, Inc.	63,143	1,604,464
*	Plexus Corp.	28,370	3,636,183

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Power Integrations, Inc.	20,457	$1,494,179
#*	Powerfleet, Inc. NJ	36,722	166,351
*	PowerSchool Holdings, Inc., Class A	37,128	837,608
*	Procore Technologies, Inc.	6,394	454,166
	Progress Software Corp.	40,738	2,379,099
#*	Q2 Holdings, Inc.	13,912	938,643
*	Qorvo, Inc.	26,653	3,193,029
	QUALCOMM, Inc.	46,540	8,421,413
*	Qualys, Inc.	5,294	789,547
*	Rambus, Inc.	23,209	1,193,871
*	RF Industries Ltd.	7,730	32,234
*	Ribbon Communications, Inc.	45,062	152,760
#	Richardson Electronics Ltd.	12,056	144,310
#*	Riot Platforms, Inc.	199,947	2,037,460
*	Rogers Corp.	16,840	2,057,511
	Roper Technologies, Inc.	4,508	2,455,733
	Salesforce, Inc.	18,769	4,857,417
*	Sanmina Corp.	55,177	4,156,483
	Sapiens International Corp. NV	22,840	888,476
*	ScanSource, Inc.	30,875	1,607,044
*	SecureWorks Corp., Class A	8,479	65,288
*	SentinelOne, Inc., Class A	117,468	2,690,017
#*	Silicon Laboratories, Inc.	11,881	1,427,265
#*	SiTime Corp.	7,376	1,047,023
	Skyworks Solutions, Inc.	42,877	4,871,685
*	SMART Global Holdings, Inc.	39,576	926,078
#*	SmartRent, Inc.	5,171	9,515
*	Smartsheet, Inc., Class A	8,774	420,801
#*	SolarEdge Technologies, Inc.	2,609	75,296
	SolarWinds Corp.	98,273	1,172,397
#*	Sono-Tek Corp.	1,025	4,059
*	SoundThinking, Inc.	813	12,569
*	Super Micro Computer, Inc.	40,129	28,156,513
*	Synaptics, Inc.	18,436	1,609,831
	Taitron Components, Inc., Class A	855	2,522
	TD SYNNEX Corp.	52,083	6,206,731
	TE Connectivity Ltd.	21,510	3,319,638
*	Teledyne Technologies, Inc.	9,208	3,884,487
*	Telos Corp.	13,674	58,798
*	Teradata Corp.	50,015	1,621,486
	Teradyne, Inc.	10,874	1,426,234
*	TransAct Technologies, Inc.	8,099	32,315
*	Trimble, Inc.	20,017	1,091,727
*	TTM Technologies, Inc.	90,902	1,761,681
*	Turtle Beach Corp.	10,782	156,016
*	Twilio, Inc., Class A	90,691	5,362,559
*	Ultra Clean Holdings, Inc.	41,908	1,812,940
*	Unisys Corp.	57,400	273,224
#*	Unity Software, Inc.	20,293	331,993
	Universal Display Corp.	10,224	2,276,067
*	Upland Software, Inc.	12,964	29,882
#*	Veeco Instruments, Inc.	40,737	1,686,919
*	Verint Systems, Inc.	61,643	2,227,778
#*	Vertex, Inc., Class A	2,937	116,452
*	Viant Technology, Inc., Class A	2,723	31,668
#*	Viasat, Inc.	5,485	110,907
*	Viavi Solutions, Inc.	205,328	1,650,837
#	Vishay Intertechnology, Inc.	131,816	3,204,447
*	Vishay Precision Group, Inc.	12,290	421,424

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	59,654	$2,340,226
*	Western Digital Corp.	79,527	5,332,285
*	WidePoint Corp.	1,177	4,414
#*	Wolfspeed, Inc.	35,749	673,869
#	Xerox Holdings Corp.	125,567	1,351,729
*	Xperi, Inc.	6,185	50,531
*	Zebra Technologies Corp., Class A	5,373	1,886,944
*	Zoom Video Communications, Inc., Class A	41,662	2,516,385
TOTAL INFORMATION TECHNOLOGY			472,810,108
MATERIALS — (6.6%)
	AdvanSix, Inc.	18,468	516,550
	Air Products & Chemicals, Inc.	8,130	2,145,100
#	Albemarle Corp.	10,037	940,166
	Alcoa Corp.	137,872	4,555,291
	Alpha Metallurgical Resources, Inc.	11,044	3,262,508
	Amcor PLC	162,279	1,708,798
*	American Biltrite, Inc.	22	1,975
	American Vanguard Corp.	26,018	250,293
	AptarGroup, Inc.	28,975	4,258,745
#*	Arcadium Lithium PLC	212,312	675,152
	Arch Resources, Inc.	14,056	2,059,907
*	Arq, Inc.	3,973	25,983
*	Ascent Industries Co.	9,589	96,657
	Ashland, Inc.	50,290	4,860,528
*	Aspen Aerogels, Inc.	19,336	394,648
*	ATI, Inc.	62,014	4,198,968
	Avery Dennison Corp.	13,122	2,845,243
	Avient Corp.	83,389	3,772,518
*	Axalta Coating Systems Ltd.	68,159	2,429,868
	Balchem Corp.	21,208	3,763,572
	Ball Corp.	25,400	1,621,282
	Berry Global Group, Inc.	62,448	4,104,083
	Cabot Corp.	47,034	4,717,040
	Caledonia Mining Corp. PLC	1,210	14,157
	Carpenter Technology Corp.	40,717	5,939,389
	Celanese Corp.	17,857	2,520,516
*	Century Aluminum Co.	84,932	1,283,322
	CF Industries Holdings, Inc.	68,304	5,217,743
	Chemours Co.	51,743	1,250,628
*	Clearwater Paper Corp.	16,011	888,130
*	Cleveland-Cliffs, Inc.	150,118	2,304,311
*	Coeur Mining, Inc.	375,372	2,436,164
	Commercial Metals Co.	113,636	6,829,524
*	Core Molding Technologies, Inc.	8,981	165,699
	Corteva, Inc.	135,605	7,607,440
	Crown Holdings, Inc.	21,143	1,875,384
*	Dakota Gold Corp.	11,415	27,168
	Dow, Inc.	258,845	14,099,287
	DuPont de Nemours, Inc.	89,440	7,486,128
	Eagle Materials, Inc.	12,552	3,417,910
	Eastman Chemical Co.	89,058	9,202,363
	Ecolab, Inc.	9,334	2,153,260
*	Ecovyst, Inc.	112,240	1,070,770
	Element Solutions, Inc.	246,475	6,642,501
#	Ferroglobe PLC	152,400	845,820
	FMC Corp.	14,998	875,283
	Fortitude Gold Corp.	17,074	79,223
	Freeport-McMoRan, Inc.	127,751	5,801,173

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Friedman Industries, Inc.	9,833	$166,178
*	Gatos Silver, Inc.	11,231	142,746
#	Graphic Packaging Holding Co.	220,227	6,628,833
	Greif, Inc. (GEF US), Class A	30,282	2,019,204
	Greif, Inc. (GEF/B US), Class B	10,075	712,000
	Hawkins, Inc.	20,396	2,119,144
	HB Fuller Co.	46,578	4,015,024
	Hecla Mining Co.	520,329	3,007,502
	Huntsman Corp.	201,971	4,833,166
*	Ingevity Corp.	13,051	598,910
	Innospec, Inc.	18,589	2,437,761
	International Flavors & Fragrances, Inc.	56,365	5,607,190
	International Paper Co.	276,502	12,851,813
#*	Intrepid Potash, Inc.	10,405	271,466
	Kaiser Aluminum Corp.	15,681	1,233,938
*	Knife River Corp.	41,261	3,281,075
	Koppers Holdings, Inc.	19,886	809,559
#	Kronos Worldwide, Inc.	61,563	736,293
	Linde PLC	28,454	12,903,889
	Louisiana-Pacific Corp.	50,903	4,996,638
*	LSB Industries, Inc.	9,743	88,759
	LyondellBasell Industries NV, Class A	89,197	8,871,534
	Martin Marietta Materials, Inc.	6,388	3,790,320
	Materion Corp.	20,362	2,452,196
	Mativ Holdings, Inc.	44,720	853,705
	Mercer International, Inc.	63,817	486,285
#*	Metallus, Inc.	49,685	1,113,938
	Minerals Technologies, Inc.	31,015	2,430,956
	Mosaic Co.	102,731	3,058,302
#*	MP Materials Corp.	11,431	154,547
	Myers Industries, Inc.	42,892	639,091
	NewMarket Corp.	3,889	2,181,223
	Newmont Corp.	74,875	3,674,116
*	Nexa Resources SA	4,756	34,433
#	Northern Technologies International Corp.	7,510	98,907
	Nucor Corp.	119,369	19,449,985
*	O-I Glass, Inc.	25,700	343,352
	Olin Corp.	79,365	3,619,838
	Olympic Steel, Inc.	12,888	653,164
	Orion SA	31,485	775,161
	Packaging Corp. of America	17,420	3,481,735
*	Perimeter Solutions SA	69,028	668,881
	PPG Industries, Inc.	17,129	2,175,040
	Quaker Chemical Corp.	4,811	873,533
	Radius Recycling, Inc.	19,305	349,807
	Ramaco Resources, Inc. (METC US), Class A	14,569	198,138
	Ramaco Resources, Inc. (METCB US), Class B	2,375	27,764
*	Ranpak Holdings Corp.	24,217	174,847
*	Rayonier Advanced Materials, Inc.	58,687	390,269
	Reliance, Inc.	28,035	8,538,340
††	Resolute Forest Products, Inc.	66,341	94,204
	Royal Gold, Inc.	9,767	1,349,018
	RPM International, Inc.	14,838	1,802,223
#	Ryerson Holding Corp.	44,011	1,047,022
	Sealed Air Corp.	42,057	1,600,269
	Sensient Technologies Corp.	25,882	2,020,090
	Silgan Holdings, Inc.	48,379	2,488,132
	Smurfit WestRock PLC	35,121	1,574,826
	Sonoco Products Co.	56,204	3,030,520

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Southern Copper Corp.	2,806	$299,148
	Steel Dynamics, Inc.	93,151	12,409,576
	Stepan Co.	21,974	1,859,660
*	Summit Materials, Inc., Class A	116,349	4,861,061
#	SunCoke Energy, Inc.	78,069	913,407
	Sylvamo Corp.	21,415	1,578,500
	TriMas Corp.	44,003	1,081,594
	Tronox Holdings PLC	136,806	2,210,785
#*	U.S. Gold Corp.	2,664	15,558
	U.S. Lime & Minerals, Inc.	30,800	2,619,540
*	Universal Stainless & Alloy Products, Inc.	9,499	356,402
	Vulcan Materials Co.	15,682	4,304,866
	Warrior Met Coal, Inc.	44,752	3,092,811
	Westlake Corp.	15,137	2,238,157
	Worthington Steel, Inc.	39,194	1,562,665
TOTAL MATERIALS			338,668,697
REAL ESTATE — (0.7%)
#*	AMREP Corp.	1,288	32,792
#*	Anywhere Real Estate, Inc.	52,791	249,174
*	CBRE Group, Inc., Class A	37,401	4,215,467
*	CKX Lands, Inc.	465	6,096
*	Compass, Inc., Class A	140,149	615,254
#*	Comstock Holding Cos., Inc.	2,434	15,456
*	CoStar Group, Inc.	19,470	1,519,049
*	Cushman & Wakefield PLC	88,096	1,154,939
#	DigitalBridge Group, Inc.	58,918	832,511
*	Douglas Elliman, Inc.	13,529	27,870
*	Forestar Group, Inc.	16,251	514,019
*	FRP Holdings, Inc.	18,640	560,878
*	Howard Hughes Holdings, Inc.	36,241	2,687,995
*	Jones Lang LaSalle, Inc.	30,695	7,701,375
*»	JW Mays, Inc.	300	13,050
#	Kennedy-Wilson Holdings, Inc.	12,871	133,987
	Marcus & Millichap, Inc.	34,610	1,370,902
*	Maui Land & Pineapple Co., Inc.	121	2,893
	Newmark Group, Inc., Class A	165,265	2,145,140
#*	Opendoor Technologies, Inc.	445,868	1,034,414
*	Rafael Holdings, Inc., Class B	20,549	30,618
	RE/MAX Holdings, Inc., Class A	19,791	190,983
	RMR Group, Inc., Class A	10,111	262,279
	St. Joe Co.	44,103	2,720,273
#*	Stratus Properties, Inc.	8,335	230,213
#*	Tejon Ranch Co.	24,641	468,179
*	Zillow Group, Inc. (Z US), Class C	98,135	4,779,175
#*	Zillow Group, Inc. (ZG US), Class A	30,405	1,441,197
TOTAL REAL ESTATE			34,956,178
UTILITIES — (0.9%)
	AES Corp.	54,711	973,309
	ALLETE, Inc.	9,015	581,467
	Alliant Energy Corp.	106	5,900
#*	Altus Power, Inc.	50,695	212,919
	American States Water Co.	11,069	913,525
	Artesian Resources Corp., Class A	4,057	158,913
	Avista Corp.	23,123	905,959
	Black Hills Corp.	12,973	766,056
#	Brookfield Renewable Corp., Class A	18,351	515,663

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	California Water Service Group	16,250	$868,725
	CenterPoint Energy, Inc.	6,565	182,179
	Chesapeake Utilities Corp.	7,116	839,901
	Clearway Energy, Inc. (CWEN US), Class C	14,450	385,526
#	Clearway Energy, Inc. (CWENA US), Class A	3,852	94,875
#	Consolidated Water Co. Ltd.	5,917	171,948
	Dominion Energy, Inc.	14,600	780,516
	Essential Utilities, Inc.	18,470	750,805
	Evergy, Inc.	22,911	1,328,838
	Genie Energy Ltd., Class B	23,850	404,496
	Global Water Resources, Inc.	1,359	17,572
	IDACORP, Inc.	8,146	796,271
	MGE Energy, Inc.	13,029	1,144,467
	Middlesex Water Co.	7,465	496,273
	National Fuel Gas Co.	9,136	535,278
	New Jersey Resources Corp.	77,526	3,624,340
	NextEra Energy, Inc.	4,600	351,394
#	NiSource, Inc.	31,603	987,594
#	Northwest Natural Holding Co.	2,200	87,956
	Northwestern Energy Group, Inc.	12,148	653,198
	NRG Energy, Inc.	84,493	6,351,339
	OGE Energy Corp.	16,299	631,912
#	ONE Gas, Inc.	7,311	509,065
#	Ormat Technologies, Inc.	56,661	4,399,160
	Otter Tail Corp.	12,006	1,163,622
#	Pinnacle West Capital Corp.	7,400	633,366
	PNM Resources, Inc.	20,489	851,933
	Portland General Electric Co.	15,008	711,079
*	Pure Cycle Corp.	2,900	31,900
	RGC Resources, Inc.	1,634	36,781
	SJW Group	12,053	730,532
	Southwest Gas Holdings, Inc.	7,654	567,621
	Spire, Inc.	7,217	480,580
	UGI Corp.	26,511	656,943
	Unitil Corp.	8,110	496,981
	Vistra Corp.	84,904	6,726,095
	WEC Energy Group, Inc.	1,100	94,666
#	York Water Co.	6,184	255,461
TOTAL UTILITIES			44,864,899
TOTAL COMMON STOCKS			4,934,386,915
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	5,903	135,002
TOTAL INVESTMENT SECURITIES (Cost $2,183,192,892)			4,934,521,917

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	44,498,907	44,498,907
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	16,500,750	190,864,175
TOTAL INVESTMENTS — (100.0%)
(Cost $2,418,555,974)^^			$5,169,884,999

U.S. Vector Equity Portfolio
CONTINUED
As of July 31, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	145	09/20/24	$39,841,538	$40,295,500	$453,962
Total Futures Contracts			$39,841,538	$40,295,500	$453,962
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$278,698,062	—	—	$278,698,062
Consumer Discretionary	597,034,991	$69,334	—	597,104,325
Consumer Staples	232,597,145	77,675	—	232,674,820
Energy	461,753,481	—	—	461,753,481
Financials	1,215,153,055	25,940	—	1,215,178,995
Health Care	425,648,085	—	$631,688	426,279,773
Industrials	830,779,261	616,576	1,740	831,397,577
Information Technology	472,810,108	—	—	472,810,108
Materials	338,574,493	—	94,204	338,668,697
Real Estate	34,943,128	13,050	—	34,956,178
Utilities	44,864,899	—	—	44,864,899
Preferred Stocks
Communication Services	135,002	—	—	135,002
Temporary Cash Investments	44,498,907	—	—	44,498,907
Securities Lending Collateral	—	190,864,175	—	190,864,175
Total Investments in Securities	$4,977,490,617	$191,666,750	$727,632˂˃	$5,169,884,999
Financial Instruments
Assets
Futures Contracts**	453,962	—	—	453,962
Total Financial Instruments	$453,962	—	—	$453,962
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.3%)
COMMUNICATION SERVICES — (2.2%)
#*	Advantage Solutions, Inc.	116,480	$467,085
#*	Altice USA, Inc., Class A	418,138	873,908
*	AMC Networks, Inc., Class A	153,815	1,711,961
*	Angi, Inc.	97,735	226,745
*	Anterix, Inc.	76,488	3,079,407
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	55,694	2,557,468
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	172,933	7,510,480
	ATN International, Inc.	66,933	1,985,902
*	Bandwidth, Inc., Class A	51,258	1,169,708
#*	Boston Omaha Corp., Class A	92,681	1,362,411
#*	Bumble, Inc., Class A	171,631	1,603,034
#	Cable One, Inc.	2,955	1,221,538
#*	Cardlytics, Inc.	46,636	386,612
*	Cargurus, Inc.	420,333	10,432,665
#*	Cars.com, Inc.	439,280	9,057,954
#*	Cinemark Holdings, Inc.	571,476	13,475,404
#	Cogent Communications Holdings, Inc.	142,407	10,052,510
*	Consolidated Communications Holdings, Inc.	544,039	2,502,579
*	Cumulus Media, Inc., Class A	74,400	148,800
*	DHI Group, Inc.	200,688	425,459
#*	EchoStar Corp., Class A	119,754	2,404,660
#*	Emerald Holding, Inc.	16,940	96,050
#	Entravision Communications Corp., Class A	30,415	66,609
#*	Eventbrite, Inc., Class A	8,914	43,589
*	EverQuote, Inc., Class A	55,442	1,446,482
*	EW Scripps Co., Class A	317,411	1,193,465
#*	Frontier Communications Parent, Inc.	474,513	13,903,231
*	Gaia, Inc.	6,012	29,639
#*	Gambling.com Group Ltd.	103,760	998,171
#*	Gannett Co., Inc.	328,576	1,613,308
#*	Gogo, Inc.	163,901	1,488,221
	Gray Television, Inc. (GTN US)	148,718	956,257
#	Gray Television, Inc. (GTN/A US), Class A	3,603	31,923
	IDT Corp., Class B	213,270	8,153,312
*	IMAX Corp.	279,857	5,904,983
*	Integral Ad Science Holding Corp.	112,669	1,146,970
	Iridium Communications, Inc.	446,937	12,827,092
#	John Wiley & Sons, Inc. (WLY US), Class A	203,136	9,699,744
#*	Lee Enterprises, Inc.	5,743	58,521
*	Liberty Broadband Corp. (LBRDA US), Class A	16,928	1,120,972
*	Liberty Broadband Corp. (LBRDK US), Class C	97,953	6,601,053
*	Liberty Global Ltd. (LBTYA US), Class A	314,916	6,137,713
#*	Liberty Global Ltd. (LBTYK US), Class C	386,819	7,778,930
*	Liberty Latin America Ltd. (LILA US), Class A	170,662	1,788,538
#*	Liberty Latin America Ltd. (LILAK US), Class C	751,190	7,962,614
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	488,367	4,478,325
#*	Lions Gate Entertainment Corp. (LGF/B US), Class B	913,466	7,526,960
*	Madison Square Garden Entertainment Corp.	119,332	4,712,421
*	Madison Square Garden Sports Corp.	58,348	11,693,523
*	Magnite, Inc.	596,763	8,676,934
#	Marcus Corp.	61,779	777,798
*	Match Group, Inc.	614,195	23,425,397
	New York Times Co., Class A	508,398	27,245,049

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Nexstar Media Group, Inc.	111,848	$20,668,392
#*	Nextdoor Holdings, Inc.	323,064	917,502
*	Outbrain, Inc.	3,385	16,180
#*	Paltalk, Inc.	3,698	17,307
	Paramount Global (PARA US), Class B	393,255	4,490,972
	Paramount Global (PARAA US), Class A	4,805	110,034
*»	Pegasus Cos., Inc.	34	1,020
	Playtika Holding Corp.	151,593	1,156,655
*	PubMatic, Inc., Class A	182,879	4,016,023
*	QuinStreet, Inc.	376,776	7,045,711
#*»	Reading International, Inc. (RDIB US), Class B	2,710	37,290
#*	Reservoir Media, Inc.	6,297	50,124
	Saga Communications, Inc., Class A	17,364	269,142
	Scholastic Corp.	179,317	5,618,002
	Shenandoah Telecommunications Co.	360,665	7,678,558
#	Shutterstock, Inc.	190,421	8,420,417
#	Sinclair, Inc.	183,316	2,819,400
#*	Sphere Entertainment Co.	128,024	5,694,507
	Spok Holdings, Inc.	97,452	1,493,939
#*	Stagwell, Inc.	289,550	1,934,194
*	TechTarget, Inc.	193,190	6,182,080
	TEGNA, Inc.	837,336	13,338,762
	Telephone & Data Systems, Inc.	461,442	9,782,570
#*	Thryv Holdings, Inc.	112,847	2,198,260
#	Townsquare Media, Inc., Class A	78,231	945,030
*	Travelzoo	22,881	232,700
#*	TripAdvisor, Inc.	464,692	8,192,520
*	TrueCar, Inc.	371,784	1,360,729
#*	U.S. Cellular Corp.	83,744	4,501,240
#*	Urban One, Inc. (UONE US)	38,196	79,066
*	Urban One, Inc. (UONEK US)	48,078	67,309
*	Vimeo, Inc.	700,122	2,814,490
#*	Vivid Seats, Inc., Class A	362,032	1,766,716
*	WideOpenWest, Inc.	5,163	28,138
*	Yelp, Inc.	316,053	11,513,811
*	Zedge, Inc., Class B	5,436	19,678
*	Ziff Davis, Inc.	159,194	7,622,209
*	ZipRecruiter, Inc., Class A	13,348	122,268
*	ZoomInfo Technologies, Inc.	429,483	4,878,927
TOTAL COMMUNICATION SERVICES			400,341,956
CONSUMER DISCRETIONARY — (13.2%)
#*	1-800-Flowers.com, Inc., Class A	312,643	3,238,981
*	1stdibs.com, Inc.	2,867	13,131
	Aaron's Co., Inc.	17,592	175,920
#*	Abercrombie & Fitch Co., Class A	307,692	45,378,416
#	Academy Sports & Outdoors, Inc.	396,265	21,426,049
*	Accel Entertainment, Inc.	121,562	1,483,056
#	Acushnet Holdings Corp.	294,682	21,388,020
*	Adient PLC	335,579	8,644,515
#	ADT, Inc.	1,577,526	12,273,152
*	Adtalem Global Education, Inc.	261,543	20,507,587
#	Advance Auto Parts, Inc.	98,276	6,223,819
#	A-Mark Precious Metals, Inc.	165,345	6,355,862
	AMCON Distributing Co.	3,090	429,572
*	American Axle & Manufacturing Holdings, Inc.	947,608	7,040,727
#	American Eagle Outfitters, Inc.	1,189,408	26,226,446
*	American Outdoor Brands, Inc.	103,903	968,376
*	American Public Education, Inc.	37,486	748,221

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	America's Car-Mart, Inc.	42,470	$2,941,048
*	AMMO, Inc.	31,899	58,056
	Aramark	486,392	16,668,654
#	Arhaus, Inc.	139,168	2,113,962
#	Ark Restaurants Corp.	16,816	238,787
#	Arko Corp.	182,540	1,195,637
#*	Asbury Automotive Group, Inc.	112,434	30,269,481
	Autoliv, Inc.	119,215	12,057,405
#*	AutoNation, Inc.	188,124	35,879,009
#*	Bally's Corp.	6,548	112,822
#	Bassett Furniture Industries, Inc.	110,876	1,456,911
	Bath & Body Works, Inc.	299,178	10,994,791
#*	Beazer Homes USA, Inc.	64,485	2,171,210
#*	Beyond, Inc.	73,167	826,787
#	Big 5 Sporting Goods Corp.	111,283	228,130
*	Biglari Holdings, Inc. (BH US), Class B	11,401	2,288,751
*	Biglari Holdings, Inc. (BH/A US), Class A	214	207,314
*	BJ's Restaurants, Inc.	105,462	3,330,490
#	Bloomin' Brands, Inc.	627,500	13,083,375
#*	Boot Barn Holdings, Inc.	157,220	20,985,726
	BorgWarner, Inc.	525,539	18,556,782
*	Bright Horizons Family Solutions, Inc.	193,770	23,300,842
*	Brinker International, Inc.	237,814	15,888,353
#	Brunswick Corp.	283,503	23,091,319
#	Buckle, Inc.	268,599	11,600,791
#	Build-A-Bear Workshop, Inc.	92,885	2,519,041
#	Caleres, Inc.	198,760	7,664,186
#	Camping World Holdings, Inc., Class A	162,898	3,727,106
*	CarParts.com, Inc.	102,322	103,345
	Carriage Services, Inc.	105,023	3,367,037
#	Carter's, Inc.	158,687	9,608,498
	Cato Corp., Class A	63,220	323,686
*	Cavco Industries, Inc.	46,168	19,142,176
	Century Communities, Inc.	211,219	22,116,741
#	Cheesecake Factory, Inc.	258,499	10,053,026
*	Chegg, Inc.	203,870	695,197
#	Choice Hotels International, Inc.	159,119	20,279,717
*	Chuy's Holdings, Inc.	111,395	4,131,641
#*	Citi Trends, Inc.	63,119	1,237,764
#	Clarus Corp.	83,917	506,859
#	Columbia Sportswear Co.	206,338	16,857,815
#*	Cooper-Standard Holdings, Inc.	91,231	1,348,394
*	Coursera, Inc.	448,034	4,166,716
#	Cracker Barrel Old Country Store, Inc.	87,095	3,991,564
#	Cricut, Inc., Class A	31,914	198,186
#*	Crocs, Inc.	176,395	23,702,196
	Crown Crafts, Inc.	7,793	38,731
*	Culp, Inc.	25,925	131,181
	Dana, Inc.	413,247	5,252,369
#*	Dave & Buster's Entertainment, Inc.	246,176	9,258,679
#*	Denny's Corp.	204,174	1,502,721
#	Designer Brands, Inc., Class A	114,948	937,976
#*	Destination XL Group, Inc.	253,140	944,212
#	Dillard's, Inc., Class A	51,920	20,694,793
#	Dine Brands Global, Inc.	67,962	2,435,758
*	Dorman Products, Inc.	182,738	18,524,151
#*	Dream Finders Homes, Inc., Class A	105,655	3,333,415
*	Duluth Holdings, Inc., Class B	110,454	402,053
*	Duolingo, Inc.	357	61,383

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dutch Bros, Inc., Class A	133,071	$5,089,966
#*	El Pollo Loco Holdings, Inc.	150,343	1,813,137
*	Envela Corp.	19,113	92,507
	Escalade, Inc.	56,160	835,661
#	Ethan Allen Interiors, Inc.	168,838	5,212,029
*	Etsy, Inc.	254,705	16,591,484
#*	European Wax Center, Inc., Class A	144,336	1,355,315
#*	Everi Holdings, Inc.	159,180	2,048,647
#*	Figs, Inc., Class A	342,088	2,223,572
#*	First Watch Restaurant Group, Inc.	210,366	3,422,655
*	Five Below, Inc.	118,115	8,591,685
	Flanigan's Enterprises, Inc.	9,481	251,721
	Flexsteel Industries, Inc.	32,393	1,229,314
	Foot Locker, Inc.	377,589	10,972,736
#*	Fox Factory Holding Corp.	234,061	12,496,517
*	Frontdoor, Inc.	382,851	15,107,300
#*	Full House Resorts, Inc.	33,015	185,874
#*	Funko, Inc., Class A	189,105	1,889,159
#	Gap, Inc.	1,379,012	32,379,202
#*	Garrett Motion, Inc.	680,337	5,959,752
*	Genesco, Inc.	58,681	1,809,135
	Gentex Corp.	457,998	14,225,418
*	Gentherm, Inc.	195,474	10,786,255
#*	G-III Apparel Group Ltd.	292,499	8,064,197
#*	Global Business Travel Group I	17,930	120,490
	Golden Entertainment, Inc.	29,776	995,412
*	Goodyear Tire & Rubber Co.	1,300,962	15,221,255
#*	GoPro, Inc., Class A	419,489	637,623
	Graham Holdings Co., Class B	27,119	21,013,157
*	Grand Canyon Education, Inc.	132,023	20,588,987
*	Green Brick Partners, Inc.	103,821	7,594,506
#	Group 1 Automotive, Inc.	88,750	32,457,650
#*	Groupon, Inc.	25,913	345,161
#*	GrowGeneration Corp.	91,928	212,354
#	Guess?, Inc.	355,208	8,542,752
	H&R Block, Inc.	650,971	37,717,260
#	Hamilton Beach Brands Holding Co., Class A	55,868	1,091,102
#*	Hanesbrands, Inc.	1,374,035	8,161,768
#	Harley-Davidson, Inc.	493,614	18,510,525
	Hasbro, Inc.	321,185	20,703,585
#	Haverty Furniture Cos., Inc. (HVT US)	84,545	2,474,632
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	109,746
*	Helen of Troy Ltd.	146,393	8,653,290
#*	Hilton Grand Vacations, Inc.	350,735	15,155,259
*	Holley, Inc.	42,683	168,171
	Hooker Furnishings Corp.	52,112	795,750
#*	Hovnanian Enterprises, Inc., Class A	20,221	4,244,186
#*	Inspired Entertainment, Inc.	55,152	509,053
#	Installed Building Products, Inc.	204,686	55,336,860
	International Game Technology PLC	330,684	7,761,153
	J Jill, Inc.	51,829	1,992,825
#	Jack in the Box, Inc.	165,670	9,847,425
#*	JAKKS Pacific, Inc.	43,813	921,826
#	Johnson Outdoors, Inc., Class A	39,556	1,677,174
#	KB Home	419,163	36,081,551
#	Kohl's Corp.	485,930	10,525,244
#	Kontoor Brands, Inc.	246,312	17,278,787
#	Krispy Kreme, Inc.	337,100	3,583,373
#*	Kura Sushi USA, Inc., Class A	41,168	2,366,748

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Lakeland Industries, Inc.	53,156	$1,254,482
#*	Lands' End, Inc.	132,315	2,340,652
*	Landsea Homes Corp.	79,954	973,840
*	Latham Group, Inc.	25,935	94,403
	Laureate Education, Inc.	756,121	11,719,875
*††	Lazare Kaplan International, Inc.	9,600	0
#	La-Z-Boy, Inc.	244,838	10,807,149
	LCI Industries	141,849	16,552,360
	Lear Corp.	101,643	12,404,512
#*	Legacy Housing Corp.	46,241	1,316,944
#	Leggett & Platt, Inc.	88,405	1,164,294
#*	Leslie's, Inc.	157,993	466,079
#	Levi Strauss & Co., Class A	221,252	4,055,549
#*	LGI Homes, Inc.	110,476	12,712,473
#*	Life Time Group Holdings, Inc.	270,702	5,622,481
	Lifetime Brands, Inc.	67,597	584,038
*	Light & Wonder, Inc.	97,345	10,435,384
*	Lincoln Educational Services Corp.	135,220	1,907,954
*	Lindblad Expeditions Holdings, Inc.	46,793	402,888
#	Lithia Motors, Inc.	52,463	14,497,101
#*	Live Ventures, Inc.	8,538	152,403
#*	Lovesac Co.	53,403	1,461,106
*	M/I Homes, Inc.	157,200	26,225,676
	Macy's, Inc.	1,116,353	19,290,580
#*	Malibu Boats, Inc., Class A	135,801	5,165,870
#	Marine Products Corp.	100,114	1,060,207
#*	MarineMax, Inc.	118,488	4,131,677
	Marriott Vacations Worldwide Corp.	205,358	17,369,180
#*	MasterCraft Boat Holdings, Inc.	88,091	1,927,431
#*	Mattel, Inc.	1,012,914	19,539,111
#	Meritage Homes Corp.	202,431	41,067,177
#*	Mister Car Wash, Inc.	287,413	2,184,339
*	Modine Manufacturing Co.	295,920	34,817,947
*	Mohawk Industries, Inc.	187,291	30,166,961
	Monarch Casino & Resort, Inc.	25,536	1,998,958
	Monro, Inc.	75,134	2,315,630
#*	Motorcar Parts of America, Inc.	82,733	500,535
#	Movado Group, Inc.	103,936	2,691,942
	Murphy USA, Inc.	6,009	3,034,064
	Nathan's Famous, Inc.	53,327	4,002,191
*	National Vision Holdings, Inc.	337,947	4,886,714
	Newell Brands, Inc.	858,536	7,374,824
#	Nordstrom, Inc.	619,462	14,142,317
#*	Norwegian Cruise Line Holdings Ltd.	1,111,434	20,483,729
*	ODP Corp.	280,081	11,833,422
*	Ollie's Bargain Outlet Holdings, Inc.	323,771	31,613,000
*	ONE Group Hospitality, Inc.	58,310	295,632
*	OneSpaWorld Holdings Ltd.	464,053	7,466,613
#*	OneWater Marine, Inc., Class A	23,893	589,679
#	Oxford Industries, Inc.	97,559	10,275,889
#	Papa John's International, Inc.	183,778	8,128,501
#	Patrick Industries, Inc.	147,181	18,847,999
	Penske Automotive Group, Inc.	36,911	6,426,574
#	Perdoceo Education Corp.	435,865	10,805,093
	Phinia, Inc.	50,331	2,249,796
*	Planet Fitness, Inc., Class A	266,581	19,647,020
*	Playa Hotels & Resorts NV	591,351	5,011,700
*	PlayAGS, Inc.	44,994	515,181
#	Polaris, Inc.	157,351	13,104,191

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Portillo's, Inc., Class A	70,495	$730,328
#*	Potbelly Corp.	124,457	908,536
	PVH Corp.	242,683	24,751,239
#*	QuantumScape Corp.	142,721	921,978
#	RCI Hospitality Holdings, Inc.	54,649	2,704,033
#*	Red Robin Gourmet Burgers, Inc.	9,449	53,009
#	Red Rock Resorts, Inc., Class A	66,206	3,773,742
#*	Restoration Hardware, Inc.	58,091	16,851,037
#*	Revolve Group, Inc.	168,622	3,262,836
#	Rocky Brands, Inc.	66,832	2,291,001
#*	RumbleON, Inc., Class B	3,489	14,375
#*	Sabre Corp.	491,450	1,685,674
#*	Sally Beauty Holdings, Inc.	451,073	5,164,786
#*	Shake Shack, Inc., Class A	209,489	18,355,426
#	SharkNinja, Inc.	9,409	723,082
#	Shoe Carnival, Inc.	178,264	7,570,872
#	Signet Jewelers Ltd.	294,633	24,787,474
	Six Flags Entertainment Corp.	211,187	10,058,837
*	Skyline Champion Corp.	266,245	21,701,630
#*	Sleep Number Corp.	170,635	2,013,493
#	Smith & Wesson Brands, Inc.	313,016	5,180,415
#*	Soho House & Co., Inc.	17,189	86,117
#*	Solo Brands, Inc., Class A	29,735	71,067
#	Sonic Automotive, Inc., Class A	165,136	9,832,197
*	Sonos, Inc.	616,403	8,321,441
#*	Sportsman's Warehouse Holdings, Inc.	144,337	368,059
	Standard Motor Products, Inc.	131,497	4,303,897
	Steven Madden Ltd.	395,036	17,910,932
#*	Stitch Fix, Inc., Class A	222,607	1,048,479
*	Stoneridge, Inc.	187,712	3,155,439
	Strategic Education, Inc.	130,072	13,709,589
*	Strattec Security Corp.	9,873	242,086
#*	Stride, Inc.	287,387	21,835,664
#	Sturm Ruger & Co., Inc.	6,041	272,510
	Superior Group of Cos., Inc.	44,613	888,691
#*	Superior Industries International, Inc.	33,442	112,031
#*	Sweetgreen, Inc., Class A	370,544	10,182,549
*	Taylor Morrison Home Corp.	722,338	48,454,433
	Tempur Sealy International, Inc.	391,839	20,512,772
#	Thor Industries, Inc.	195,708	20,772,447
*	Tile Shop Holdings, Inc.	125,664	907,294
#*	Tilly's, Inc., Class A	94,981	556,589
*	Topgolf Callaway Brands Corp.	568,921	9,387,196
#*	Traeger, Inc.	16,881	41,190
	Travel & Leisure Co.	316,676	14,595,597
*	Tri Pointe Homes, Inc.	691,128	31,273,542
#*	Udemy, Inc.	10,644	98,351
#*	Under Armour, Inc. (UA US), Class C	866,689	5,884,818
#*	Under Armour, Inc. (UAA US), Class A	833,467	5,809,265
*	Unifi, Inc.	64,644	363,946
#*	United Parks & Resorts, Inc.	304,493	16,031,556
*	Universal Electronics, Inc.	40,438	480,808
*	Universal Technical Institute, Inc.	237,364	4,495,674
	Upbound Group, Inc.	278,657	10,513,729
*	Urban Outfitters, Inc.	584,822	26,931,053
#	Vail Resorts, Inc.	71,020	12,926,350
*	Valvoline, Inc.	843,415	39,218,797
#*	Vera Bradley, Inc.	130,832	900,124
#	VF Corp.	838,693	14,224,233

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Victoria's Secret & Co.	268,740	$4,770,135
#*	Vista Outdoor, Inc.	340,463	13,833,012
*	Visteon Corp.	165,534	19,125,798
*	VOXX International Corp.	166,721	426,806
#*	Warby Parker, Inc., Class A	291,999	4,809,224
#	Wendy's Co.	1,028,316	17,409,390
	Weyco Group, Inc.	58,541	2,037,812
#	Whirlpool Corp.	135,858	13,853,440
	Wingstop, Inc.	53,187	19,885,556
	Winmark Corp.	26,616	10,530,354
#	Winnebago Industries, Inc.	161,386	10,089,853
#	Wolverine World Wide, Inc.	239,554	3,562,168
#	Worthington Enterprises, Inc.	302,716	15,108,556
	Wyndham Hotels & Resorts, Inc.	243,638	18,448,269
#*	XPEL, Inc.	45,360	1,853,863
*	Xponential Fitness, Inc., Class A	56,231	965,486
#*	YETI Holdings, Inc.	360,186	14,893,691
*	Zumiez, Inc.	123,447	3,138,023
TOTAL CONSUMER DISCRETIONARY			2,414,435,542
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	33,310	980,980
	Andersons, Inc.	226,804	12,367,622
#	B&G Foods, Inc.	154,657	1,333,143
*	BellRing Brands, Inc.	575,454	29,509,281
*	Boston Beer Co., Inc. , Class A	33,720	9,448,681
#*	Bridgford Foods Corp.	27,854	260,713
#	Calavo Growers, Inc.	72,732	1,730,294
	Cal-Maine Foods, Inc.	226,409	16,204,092
#*	Central Garden & Pet Co. (CENT US)	81,998	3,266,800
*	Central Garden & Pet Co. (CENTA US), Class A	328,295	11,280,216
#*	Chefs' Warehouse, Inc.	264,244	10,989,908
	Coca-Cola Consolidated, Inc.	39,262	44,989,933
*	Coty, Inc., Class A	633,682	6,305,136
*	Darling Ingredients, Inc.	395,790	15,724,737
	Dole PLC	75,991	1,128,466
#*	Duckhorn Portfolio, Inc.	280,898	2,039,320
#	Edgewell Personal Care Co.	270,206	10,578,565
#*	elf Beauty, Inc.	111,189	19,188,998
#	Energizer Holdings, Inc.	154,157	4,746,494
*	Farmer Bros Co.	3,774	10,265
	Flowers Foods, Inc.	744,182	16,758,979
	Fresh Del Monte Produce, Inc.	315,418	7,901,221
*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	269,590	32,809,103
#*	Grocery Outlet Holding Corp.	338,777	6,626,478
*	Hain Celestial Group, Inc.	26,272	203,345
#*	Herbalife Ltd.	239,383	2,939,623
*	Honest Co., Inc.	78,966	294,543
	Ingles Markets, Inc., Class A	97,309	7,886,894
	Ingredion, Inc.	231,837	28,833,568
	Inter Parfums, Inc.	183,373	25,796,914
#	J&J Snack Foods Corp.	102,004	17,208,075
	John B Sanfilippo & Son, Inc.	54,409	5,705,872
*	Laird Superfood, Inc.	12,003	49,332
	Lancaster Colony Corp.	153,427	29,620,617
#	Lifevantage Corp.	72,727	594,907
*	Lifeway Foods, Inc.	16,548	204,037
#	Limoneira Co.	75,512	1,664,284

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Mama's Creations, Inc.	99,656	$759,379
#	Medifast, Inc.	27,952	612,987
#	MGP Ingredients, Inc.	134,840	10,996,202
#*	Mission Produce, Inc.	51,000	573,240
#	National Beverage Corp.	281,566	13,737,605
*	Natural Alternatives International, Inc.	25,533	148,602
	Natural Grocers by Vitamin Cottage, Inc.	114,074	3,111,939
*	Nature's Sunshine Products, Inc.	82,456	1,410,822
#	Oil-Dri Corp. of America	29,772	1,938,157
*	Pilgrim's Pride Corp.	327,255	13,492,724
*	Post Holdings, Inc.	249,782	27,316,160
	PriceSmart, Inc.	150,800	13,772,564
#	Reynolds Consumer Products, Inc.	405,523	11,281,650
*	Rocky Mountain Chocolate Factory, Inc.	13,940	26,347
	Seaboard Corp.	3,255	10,571,947
#*	Seneca Foods Corp. (SENEA US), Class A	59,923	3,615,754
*»	Seneca Foods Corp. (SENEB US), Class B	2,794	173,479
#*	Simply Good Foods Co.	509,120	17,269,350
	SpartanNash Co.	193,822	4,093,521
	Spectrum Brands Holdings, Inc.	193,678	16,387,096
#*	Sprouts Farmers Market, Inc.	644,318	64,360,925
#	Tootsie Roll Industries, Inc.	186,398	5,748,514
#*	TreeHouse Foods, Inc.	427,463	17,218,210
	Turning Point Brands, Inc.	111,241	4,196,011
#*	United Natural Foods, Inc.	362,820	5,623,710
	United-Guardian, Inc.	8,416	93,923
#	Universal Corp.	159,638	8,527,862
#*	USANA Health Sciences, Inc.	114,132	5,090,287
#	Utz Brands, Inc.	288,783	4,285,540
#	Vector Group Ltd.	694,326	8,873,486
	Village Super Market, Inc., Class A	69,705	2,208,254
#*	Vita Coco Co., Inc.	191,295	4,943,063
#*	Vital Farms, Inc.	186,078	6,789,986
#	WD-40 Co.	83,047	21,725,926
#	Weis Markets, Inc.	178,714	13,483,971
#*	Whole Earth Brands, Inc.	12,944	63,037
TOTAL CONSUMER STAPLES			711,703,666
ENERGY — (4.7%)
	Adams Resources & Energy, Inc.	23,817	638,057
#*	Amplify Energy Corp.	168,338	1,264,218
	Antero Midstream Corp.	2,089,510	30,005,364
	Archrock, Inc.	729,999	15,132,879
#	Ardmore Shipping Corp.	227,585	4,934,043
#	Atlas Energy Solutions, Inc.	7,726	164,100
#	Barnwell Industries, Inc.	49,095	113,409
	Berry Corp.	240,335	1,648,698
*	Bristow Group, Inc.	104,268	3,956,971
#	Cactus, Inc., Class A	303,293	19,143,854
#	California Resources Corp.	319,938	16,457,611
#*	Centrus Energy Corp., Class A	66,507	2,905,691
	ChampionX Corp.	656,402	22,488,333
	Chord Energy Corp. (CHRD US)	94,469	16,216,549
	Civitas Resources, Inc.	200,611	13,994,623
#*	Clean Energy Fuels Corp.	1,442,556	4,111,285
*	CNX Resources Corp.	1,057,561	27,993,640
#	Comstock Resources, Inc.	1,002,847	9,496,961
#*	CONSOL Energy, Inc.	179,464	17,912,302
#	Core Laboratories, Inc.	202,678	4,963,584

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Crescent Energy Co., Class A	134,713	$1,647,540
#	CVR Energy, Inc.	131,445	3,759,327
	Delek U.S. Holdings, Inc.	279,376	6,643,561
	DHT Holdings, Inc.	1,071,875	12,594,531
*	Diamond Offshore Drilling, Inc.	242,750	3,985,955
*	DMC Global, Inc.	92,832	1,253,232
	Dorian LPG Ltd.	269,702	11,020,024
#*	Dril-Quip, Inc.	98,613	1,707,977
*	DT Midstream, Inc.	327,137	24,653,044
#*	Encore Energy Corp.	76,587	298,689
#	Energy Services of America Corp.	13,186	100,609
	EnLink Midstream LLC	1,691,833	23,127,357
#	Epsilon Energy Ltd.	64,935	353,896
	EQT Corp.	479,401	16,544,128
#	Evolution Petroleum Corp.	110,570	621,403
	Excelerate Energy, Inc., Class A	66,568	1,340,014
#*	Expro Group Holdings NV	290,279	6,740,278
*	Forum Energy Technologies, Inc.	46,834	864,087
	FutureFuel Corp.	166,827	932,563
#*	Geospace Technologies Corp.	53,663	500,676
#	Granite Ridge Resources, Inc.	19,106	130,876
*	Green Plains, Inc.	279,206	4,950,322
*	Gulf Island Fabrication, Inc.	25,809	161,048
*	Gulfport Energy Corp.	51,209	7,538,477
#*	Hallador Energy Co.	160,002	1,273,616
*	Helix Energy Solutions Group, Inc.	767,248	9,053,526
#	Helmerich & Payne, Inc.	351,686	14,215,148
	International Seaways, Inc.	271,081	15,180,536
#	Kinetik Holdings, Inc.	187,106	7,761,157
#*	Kosmos Energy Ltd.	1,473,719	8,149,666
#	Liberty Energy, Inc.	737,898	17,820,237
#	Magnolia Oil & Gas Corp., Class A	691,335	18,831,965
*	Mammoth Energy Services, Inc.	108,168	434,835
	Matador Resources Co.	374,420	23,019,342
	Mexco Energy Corp.	11,942	122,540
	Murphy Oil Corp.	523,335	21,655,602
#*	Nabors Industries Ltd.	36,222	3,724,708
	NACCO Industries, Inc., Class A	41,391	1,246,283
*	Natural Gas Services Group, Inc.	75,945	1,546,240
*	NCS Multistage Holdings, Inc.	1,729	30,949
#	New Fortress Energy, Inc.	259,370	5,119,964
*	Newpark Resources, Inc.	445,710	3,681,565
	Noble Corp. PLC	341,819	16,140,693
#	Nordic American Tankers Ltd.	1,228,287	4,581,511
#	Northern Oil & Gas, Inc.	234,782	10,140,235
	NOV, Inc.	667,726	13,902,055
*	Oceaneering International, Inc.	447,314	13,428,366
*	Oil States International, Inc.	503,362	2,879,231
*	Par Pacific Holdings, Inc.	347,020	9,213,381
	PBF Energy, Inc., Class A	563,990	22,982,593
#	Peabody Energy Corp.	599,775	13,321,003
#	PHX Minerals, Inc.	164,255	538,756
*	PrimeEnergy Resources Corp.	3,910	461,849
#*	ProPetro Holding Corp.	444,362	4,261,432
	Range Resources Corp.	491,982	15,364,598
	Ranger Energy Services, Inc.	36,910	478,723
*	REX American Resources Corp.	115,003	5,843,302
#	Riley Exploration Permian, Inc.	14,265	417,822
#	RPC, Inc.	909,345	6,792,807

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	SandRidge Energy, Inc.	223,703	$3,040,124
	Scorpio Tankers, Inc.	310,977	23,845,716
*	SEACOR Marine Holdings, Inc.	117,770	1,632,292
*	Seadrill Ltd.	152,379	8,382,369
#	Select Water Solutions, Inc.	515,727	6,095,893
	SFL Corp. Ltd.	597,997	7,080,285
#	Sitio Royalties Corp., Class A	139,576	3,398,676
#	SM Energy Co.	593,143	27,403,207
#*	Smart Sand, Inc.	7,215	15,007
	Solaris Oilfield Infrastructure, Inc., Class A	116,974	1,538,208
*	Southwestern Energy Co.	2,791,059	18,002,331
#*	Talos Energy, Inc.	573,849	6,794,372
	TechnipFMC PLC	39,351	1,160,855
*	Teekay Corp.	471,111	4,084,532
#	Teekay Tankers Ltd., Class A	160,429	10,498,474
*	TETRA Technologies, Inc.	574,364	2,142,378
#*	Tidewater, Inc.	251,360	24,874,586
#*	Transocean Ltd.	3,067,143	17,758,758
*	U.S. Silica Holdings, Inc.	145,857	2,259,325
*	Uranium Energy Corp.	1,636,250	9,702,963
#	VAALCO Energy, Inc.	24,578	175,978
#*	Valaris Ltd.	267,998	21,061,963
#*	Vital Energy, Inc.	113,838	4,964,475
#	Vitesse Energy, Inc.	47,405	1,230,634
#	W&T Offshore, Inc.	1,293	3,116
*	Weatherford International PLC	147,956	17,438,094
	World Kinect Corp.	284,230	7,938,544
TOTAL ENERGY			871,151,177
FINANCIALS — (19.3%)
	1st Source Corp.	172,732	10,977,119
#*	Acacia Research Corp.	215,575	1,153,326
	ACNB Corp.	21,225	880,413
	Affiliated Managers Group, Inc.	195,773	36,339,384
*	Affirm Holdings, Inc.	342,690	9,694,700
	Alerus Financial Corp.	11,859	266,235
	Amalgamated Financial Corp.	104,468	3,323,127
*	Ambac Financial Group, Inc.	365,184	4,816,777
#	Amerant Bancorp, Inc.	38,858	873,916
*	American Coastal Insurance Corp., Class C	28,299	345,531
	Ameris Bancorp	438,658	26,709,886
	AMERISAFE, Inc.	131,167	6,227,809
	AmeriServ Financial, Inc.	196,617	493,509
#	Ames National Corp.	33,773	737,265
	Arrow Financial Corp.	82,203	2,591,039
#	Artisan Partners Asset Management, Inc., Class A	393,788	17,389,678
#*	AssetMark Financial Holdings, Inc.	155,082	5,350,329
	Associated Banc-Corp.	984,209	22,617,123
	Associated Capital Group, Inc., Class A	12,783	435,005
	Assurant, Inc.	12,960	2,266,315
	Assured Guaranty Ltd.	329,654	27,153,600
#	Atlantic American Corp.	13,763	21,333
#	Atlantic Union Bankshares Corp.	500,343	20,659,162
#*	Atlanticus Holdings Corp.	81,688	2,921,980
#	Auburn National BanCorp, Inc.	2,786	53,213
*	AvidXchange Holdings, Inc.	911,492	8,148,738
	Axis Capital Holdings Ltd.	325,123	24,628,067
*	Axos Financial, Inc.	308,569	22,528,623
#*	Baldwin Insurance Group, Inc.	287,709	12,584,392

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Banc of California, Inc.	468,503	$6,549,672
	BancFirst Corp.	195,273	20,978,178
#*	Bancorp, Inc.	325,946	16,897,041
#	Bank First Corp.	2,585	239,630
#	Bank of Hawaii Corp.	196,258	13,461,336
	Bank of Marin Bancorp	16,015	325,265
	Bank of NT Butterfield & Son Ltd.	206,651	7,922,999
	Bank OZK	646,331	30,306,461
#	Bank7 Corp.	2,321	96,275
#	BankFinancial Corp.	63,016	738,548
	BankUnited, Inc.	690,298	26,590,279
	Bankwell Financial Group, Inc.	30,313	853,311
	Banner Corp.	285,798	16,924,958
	Bar Harbor Bankshares	66,015	2,109,839
	BayCom Corp.	54,475	1,312,303
	BCB Bancorp, Inc.	50,839	644,639
	Berkshire Hills Bancorp, Inc.	164,940	4,552,344
	BGC Group, Inc., Class A	1,671,191	15,391,669
*	Blue Foundry Bancorp	85,575	966,142
*	BM Technologies, Inc.	4,045	11,002
	BOK Financial Corp.	225,665	23,207,389
	Bread Financial Holdings, Inc.	218,758	11,939,812
#	Bridge Investment Group Holdings, Inc., Class A	49,923	406,872
*	Bridgewater Bancshares, Inc.	60,071	829,581
*	Brighthouse Financial, Inc.	368,288	18,366,523
	Brightsphere Investment Group, Inc.	250,903	6,571,150
#	Brookfield Asset Management Ltd., Class A	107,027	4,669,588
	Brookline Bancorp, Inc.	397,502	4,169,796
	Burke & Herbert Financial Services Corp.	31,545	2,135,596
	Business First Bancshares, Inc.	60,371	1,534,631
	Byline Bancorp, Inc.	173,310	4,861,345
	C&F Financial Corp.	16,094	957,593
	Cadence Bank	997,922	32,801,696
*	California BanCorp	2,244	56,302
#»	California First Leasing Corp.	2,096	42,696
	Camden National Corp.	100,223	4,177,295
#*	Cantaloupe, Inc.	325,222	2,533,479
	Capital Bancorp, Inc.	32,982	840,711
	Capital City Bank Group, Inc.	103,864	3,687,172
	Capitol Federal Financial, Inc.	584,216	3,692,245
*	Carter Bankshares, Inc.	79,677	1,297,938
#	Cass Information Systems, Inc.	98,167	4,215,291
	Cathay General Bancorp	454,031	20,122,654
*»	CCUR Holdings, Inc.	16	40,000
	Central Pacific Financial Corp.	118,704	3,096,987
	Chemung Financial Corp.	19,078	930,243
	Citizens & Northern Corp.	54,562	1,104,880
#	Citizens Community Bancorp, Inc.	1,592	20,600
#	City Holding Co.	99,300	12,104,670
	Civista Bancshares, Inc.	69,678	1,250,720
	CNB Financial Corp.	61,319	1,573,446
	CNO Financial Group, Inc.	590,433	20,582,494
*	Coastal Financial Corp.	58,645	3,090,591
#	Cohen & Steers, Inc.	335,293	28,774,845
	Colony Bankcorp, Inc.	30,947	480,607
	Columbia Banking System, Inc.	135,121	3,534,765
#*	Columbia Financial, Inc.	234,359	4,220,806
	Comerica, Inc.	307,694	16,864,708
	Commerce Bancshares, Inc.	335,238	21,693,251

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Financial System, Inc.	308,681	$19,039,444
	Community Trust Bancorp, Inc.	156,850	7,955,432
	Community West Bancshares	56,862	1,179,318
	ConnectOne Bancorp, Inc.	180,602	4,374,180
#*	Consumer Portfolio Services, Inc.	149,853	1,417,609
	Crawford & Co. (CRD/A US), Class A	193,793	1,897,233
#	Crawford & Co. (CRD/B US), Class B	150,213	1,383,462
#*	Credit Acceptance Corp.	30,594	17,588,491
*	CrossFirst Bankshares, Inc.	102,420	1,898,867
#	Cullen/Frost Bankers, Inc.	138,582	16,222,409
*	Customers Bancorp, Inc.	188,100	12,128,688
	CVB Financial Corp.	837,769	15,967,877
	Diamond Hill Investment Group, Inc.	23,700	3,773,514
	Dime Community Bancshares, Inc.	169,377	4,281,851
#	Donegal Group, Inc. (DGICA US), Class A	188,318	2,773,924
	Donegal Group, Inc. (DGICB US), Class B	5,267	69,261
*	Donnelley Financial Solutions, Inc.	216,035	14,578,042
	Eagle Bancorp Montana, Inc.	1,699	24,754
	Eagle Bancorp, Inc.	64,161	1,380,745
#	Eastern Bankshares, Inc.	450,093	7,489,548
*	eHealth, Inc.	110,204	585,183
	Employers Holdings, Inc.	207,429	9,958,666
	Enact Holdings, Inc.	99,998	3,402,932
#*	Encore Capital Group, Inc.	157,376	7,955,357
*	Enova International, Inc.	233,451	20,186,508
*	Enstar Group Ltd.	84,884	27,536,370
	Enterprise Bancorp, Inc.	49,856	1,473,245
	Enterprise Financial Services Corp.	235,010	12,424,979
	Equity Bancshares, Inc., Class A	138,194	5,596,857
	Esquire Financial Holdings, Inc.	36,387	2,243,986
	ESSA Bancorp, Inc.	49,615	952,112
	Essent Group Ltd.	484,121	30,422,164
*	Euronet Worldwide, Inc.	173,363	17,681,292
	Evans Bancorp, Inc.	15,520	541,493
	Evercore, Inc., Class A	176,404	44,169,798
#	EVERTEC, Inc.	424,009	14,615,590
#*	EZCORP, Inc., Class A	345,305	3,598,078
#	F&G Annuities & Life, Inc.	44,561	1,921,916
#	Farmers & Merchants Bancorp, Inc.	14,215	391,339
	Farmers National Banc Corp.	160,551	2,506,201
	FB Financial Corp.	167,866	7,837,664
	Federal Agricultural Mortgage Corp. (AGM US), Class C	61,307	12,642,730
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	343,787
	Federated Hermes, Inc.	560,999	19,259,096
	Fidelity D&D Bancorp, Inc.	1,359	70,532
	Financial Institutions, Inc.	75,193	1,979,080
	First American Financial Corp.	312,937	18,957,723
	First BanCorp	1,373,892	29,469,983
	First Bancorp, Inc.	65,556	1,845,401
#	First Bancorp/Southern Pines NC	227,308	9,501,474
	First Bancshares, Inc.	87,238	2,906,770
	First Bank	89,340	1,379,410
	First Busey Corp.	293,554	8,055,122
	First Business Financial Services, Inc.	56,099	2,581,676
	First Commonwealth Financial Corp.	689,572	12,467,462
	First Community Bankshares, Inc.	159,242	7,130,857
	First Community Corp.	2,448	55,080
	First Financial Bancorp	636,868	17,424,708
#	First Financial Bankshares, Inc.	630,193	24,237,223

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	55,879	$2,512,320
#	First Financial Northwest, Inc.	81,969	1,763,153
#	First Foundation, Inc.	137,597	963,179
#	First Hawaiian, Inc.	456,528	11,431,461
	First Horizon Corp.	581,710	9,732,008
#	First Internet Bancorp	59,633	2,209,999
	First Interstate BancSystem, Inc., Class A	381,600	12,047,112
	First Merchants Corp.	312,774	12,620,431
	First Mid Bancshares, Inc.	44,503	1,708,470
	First Northwest Bancorp	23,253	237,413
	First of Long Island Corp.	79,918	1,048,524
#	First U.S. Bancshares, Inc.	2,966	29,957
	First United Corp.	43,304	1,218,142
*	First Western Financial, Inc.	7,262	131,733
	FirstCash Holdings, Inc.	253,455	28,285,578
	Five Star Bancorp	15,616	459,110
#	Flushing Financial Corp.	128,352	1,890,625
#*	Flywire Corp.	481,852	8,822,710
	FNB Corp.	1,710,913	26,245,405
	FS Bancorp, Inc.	46,084	2,029,079
	Fulton Financial Corp.	1,181,762	22,890,730
*	Fundamental Global, Inc.	49,841	51,336
*	FVCBankcorp, Inc.	16,275	206,367
*	Genworth Financial, Inc., Class A	2,853,072	19,315,297
#	German American Bancorp, Inc.	158,002	6,215,799
#	Glacier Bancorp, Inc.	692,623	30,967,174
	Globe Life, Inc.	114,911	10,656,846
#*	Goosehead Insurance, Inc., Class A	92,113	8,316,883
#	Great Southern Bancorp, Inc.	94,855	5,938,872
*	Green Dot Corp., Class A	23,674	226,323
	Greene County Bancorp, Inc.	17,069	618,751
*	Greenlight Capital Re Ltd., Class A	161,551	2,229,404
	Guaranty Bancshares, Inc.	43,941	1,517,283
*	Hagerty, Inc., Class A	1,083	11,978
	Hamilton Lane, Inc., Class A	168,772	24,365,614
	Hancock Whitney Corp.	501,494	27,446,767
	Hanmi Financial Corp.	165,445	3,375,078
	Hanover Insurance Group, Inc.	156,155	21,469,751
	HarborOne Bancorp, Inc.	302,631	4,040,124
#	Hawthorn Bancshares, Inc.	6,047	133,034
	HBT Financial, Inc.	64,442	1,482,166
#	HCI Group, Inc.	58,392	5,504,030
	Heartland Financial USA, Inc.	364,921	19,895,493
	Heritage Commerce Corp.	374,033	3,871,242
#	Heritage Financial Corp.	246,253	5,705,682
*	Heritage Global, Inc.	36,898	89,662
#*	Heritage Insurance Holdings, Inc.	100,421	802,364
	Hilltop Holdings, Inc.	435,638	14,371,698
	Hingham Institution For Savings The	9,469	2,354,846
#*	Hippo Holdings, Inc.	1,476	26,184
#	HMN Financial, Inc.	33,229	878,907
	Home Bancorp, Inc.	34,347	1,515,390
	Home BancShares, Inc.	1,080,341	30,606,061
	HomeStreet, Inc.	21,537	310,133
	HomeTrust Bancshares, Inc.	59,411	2,107,308
	Hope Bancorp, Inc.	1,018,944	13,409,303
	Horace Mann Educators Corp.	228,319	7,892,988
	Horizon Bancorp, Inc.	390,126	6,230,312
	Houlihan Lokey, Inc.	42,582	6,397,945

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	I3 Verticals, Inc., Class A	88,911	$2,179,209
	Independent Bank Corp. (IBCP US)	112,943	3,917,993
	Independent Bank Corp. (INDB US)	287,020	18,412,333
	Independent Bank Group, Inc.	355,128	20,973,860
	International Bancshares Corp.	460,631	31,064,955
*	International Money Express, Inc.	176,241	3,914,313
	Invesco Ltd.	803,496	13,868,341
#	Investar Holding Corp.	19,628	363,118
	Investors Title Co.	14,347	3,053,615
	Jackson Financial, Inc., Class A	275,753	24,282,809
	Janus Henderson Group PLC	599,516	22,319,981
*	Katapult Holdings, Inc.	589	12,139
	Kearny Financial Corp.	271,998	1,958,386
	Kemper Corp.	401,199	25,700,808
*	Kingstone Cos., Inc.	2,209	15,596
#*	Kingsway Financial Services, Inc.	19,879	168,574
	Kinsale Capital Group, Inc.	17,422	7,963,074
	Lake Shore Bancorp, Inc.	537	6,659
#	Lakeland Financial Corp.	162,451	11,132,767
	Landmark Bancorp, Inc.	15,241	304,058
#	Lazard, Inc.	101,048	4,968,530
	LCNB Corp.	38,016	581,265
*	LendingClub Corp.	403,821	5,051,801
#*	LendingTree, Inc.	9,883	525,973
#	Lincoln National Corp.	653,857	21,773,438
	Live Oak Bancshares, Inc.	198,397	8,955,641
#*	loanDepot, Inc., Class A	39,055	78,891
	Macatawa Bank Corp.	219,357	3,250,871
	Magyar Bancorp, Inc.	4,764	60,360
*	Maiden Holdings Ltd.	543,032	1,145,798
	MainStreet Bancshares, Inc.	9,629	171,974
	MarketAxess Holdings, Inc.	79,775	17,832,106
*	Marqeta, Inc., Class A	2,035,331	10,970,434
	Mercantile Bank Corp.	112,866	5,458,200
#	Merchants Bancorp	129,242	5,815,890
	Mercury General Corp.	130,975	7,841,473
	Meridian Corp.	24,189	281,802
#	Metrocity Bankshares, Inc.	63,091	1,994,307
*	Metropolitan Bank Holding Corp.	11,007	580,399
	MGIC Investment Corp.	1,351,323	33,566,863
	Mid Penn Bancorp, Inc.	13,965	414,062
#	Middlefield Banc Corp.	769	20,732
	Midland States Bancorp, Inc.	121,518	2,884,837
	MidWestOne Financial Group, Inc.	11,082	324,813
#	Moelis & Co., Class A	212,907	14,477,676
*	Moneylion, Inc.	2,396	165,132
*	Mr. Cooper Group, Inc.	317,086	28,499,690
	MVB Financial Corp.	15,237	349,994
	National Bank Holdings Corp., Class A	236,938	9,922,963
#	National Bankshares, Inc.	20,766	659,943
	Navient Corp.	957,613	15,714,429
#	NBT Bancorp, Inc.	290,148	14,223,055
*	NCR Atleos Corp.	379,978	12,216,293
	Nelnet, Inc., Class A	238,273	26,855,750
*	NerdWallet, Inc., Class A	155,932	2,281,285
#	New York Community Bancorp, Inc.	9,473	99,656
*	NI Holdings, Inc.	4,985	81,854
#*	Nicholas Financial, Inc.	33,215	211,247
#	Nicolet Bankshares, Inc.	65,526	6,589,295

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	499,504	$19,655,482
	Northeast Bank	53,985	3,922,550
	Northeast Community Bancorp, Inc.	27,980	637,384
	Northfield Bancorp, Inc.	269,410	3,370,319
	Northrim BanCorp, Inc.	48,398	3,310,423
#	Northwest Bancshares, Inc.	723,816	10,162,377
#	Norwood Financial Corp.	12,061	355,558
#	Oak Valley Bancorp	7,857	223,689
	OceanFirst Financial Corp.	259,035	4,706,666
	OFG Bancorp	314,526	14,285,771
	Ohio Valley Banc Corp.	17,444	419,528
	Old National Bancorp	1,406,657	28,161,273
	Old Republic International Corp.	493,345	17,079,604
	Old Second Bancorp, Inc.	203,254	3,439,058
	OneMain Holdings, Inc.	484,439	25,316,782
*	Onity Group, Inc.	37,948	1,109,220
	OP Bancorp	36,694	457,574
#*	Open Lending Corp., Class A	333,105	2,098,561
*	Oportun Financial Corp.	63,004	193,422
	Oppenheimer Holdings, Inc., Class A	67,964	3,494,709
	OppFi, Inc.	4,235	16,347
	Orange County Bancorp, Inc.	201	12,500
	Origin Bancorp, Inc.	66,802	2,295,317
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	83,228	2,926,296
*	Oscar Health, Inc., Class A	634,568	11,219,162
	Pacific Premier Bancorp, Inc.	641,247	17,352,144
#*	Palomar Holdings, Inc.	100,723	9,267,523
#	Park National Corp.	80,641	14,270,231
	Parke Bancorp, Inc.	15,703	307,151
	Pathward Financial, Inc.	192,425	12,996,384
#*	Paymentus Holdings, Inc., Class A	134,895	2,853,029
*	Payoneer Global, Inc.	1,081,533	5,980,877
#*	Paysafe Ltd.	141,459	2,969,224
*	Paysign, Inc.	9,878	52,650
#	PCB Bancorp	25,565	492,638
	Peapack-Gladstone Financial Corp.	116,561	3,294,014
	Penns Woods Bancorp, Inc.	33,881	807,045
	PennyMac Financial Services, Inc.	232,008	22,764,625
	Peoples Bancorp of North Carolina, Inc.	15,462	491,382
	Peoples Bancorp, Inc.	185,354	6,166,728
#	Peoples Financial Services Corp.	15,507	770,233
	Perella Weinberg Partners	2,334	44,113
	Pinnacle Financial Partners, Inc.	261,419	25,179,878
	Piper Sandler Cos.	91,871	25,106,507
#	PJT Partners, Inc., Class A	142,534	18,948,470
#	Plumas Bancorp	5,004	216,523
*	Ponce Financial Group, Inc.	82,305	814,819
	Popular, Inc.	288,051	29,562,674
*	PRA Group, Inc.	179,391	4,780,770
#	Preferred Bank	86,888	7,477,581
	Premier Financial Corp.	244,053	6,184,303
	Primerica, Inc.	73,185	18,425,787
	Primis Financial Corp.	28,994	382,721
	Princeton Bancorp, Inc.	1,858	72,685
*	ProAssurance Corp.	155,325	2,034,757
	PROG Holdings, Inc.	361,593	16,293,381
	Prosperity Bancshares, Inc.	230,932	16,747,189
*	Provident Bancorp, Inc.	2,847	31,004

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	45,885	$610,270
	Provident Financial Services, Inc.	594,138	11,015,319
	QCR Holdings, Inc.	112,903	8,630,305
#	Radian Group, Inc.	223,172	8,279,681
	RBB Bancorp	22,175	511,577
	Red River Bancshares, Inc.	11,752	654,821
	Regional Management Corp.	93,963	3,072,590
#*	Remitly Global, Inc.	763,399	10,084,501
	Renasant Corp.	353,234	12,147,717
#*	Repay Holdings Corp.	383,136	3,685,768
	Republic Bancorp, Inc., Class A	111,030	7,285,789
#	Richmond Mutual BanCorp, Inc.	5,690	68,678
	Riverview Bancorp, Inc.	63,573	293,707
	RLI Corp.	218,669	32,929,365
#	S&T Bancorp, Inc.	248,368	11,022,572
#	Safety Insurance Group, Inc.	105,737	9,045,800
	Sandy Spring Bancorp, Inc.	288,688	8,842,513
	SB Financial Group, Inc.	4,414	74,552
#	Seacoast Banking Corp. of Florida	386,037	10,747,270
*	Security National Financial Corp., Class A	53,718	443,173
	SEI Investments Co.	143,660	9,745,894
	Selective Insurance Group, Inc.	347,549	31,390,626
*	Selectquote, Inc.	83,798	342,734
#	ServisFirst Bancshares, Inc.	347,400	27,875,376
#*	Shift4 Payments, Inc., Class A	252,228	17,350,764
	Shore Bancshares, Inc.	68,584	995,840
	Sierra Bancorp	64,499	1,876,276
	Silvercrest Asset Management Group, Inc., Class A	41,452	734,944
	Simmons First National Corp., Class A	546,258	11,760,935
*	SiriusPoint Ltd.	498,351	7,161,304
*	Skyward Specialty Insurance Group, Inc.	60,923	2,410,723
	SLM Corp.	1,101,665	24,996,779
#	SmartFinancial, Inc.	64,485	1,827,505
#*	SoFi Technologies, Inc.	2,273,620	17,143,095
#	Sound Financial Bancorp, Inc.	100	4,375
	South Plains Financial, Inc.	38,171	1,238,267
*	Southern First Bancshares, Inc.	20,178	698,159
	Southern Missouri Bancorp, Inc.	52,214	2,986,641
	Southern States Bancshares, Inc.	567	18,552
#	Southside Bancshares, Inc.	203,260	7,112,067
	SouthState Corp.	344,345	34,079,825
	Stellar Bancorp, Inc.	184,282	5,049,327
#	StepStone Group, Inc., Class A	128,923	6,479,670
*	Sterling Bancorp, Inc.	62,693	364,873
	Stewart Information Services Corp.	183,246	12,955,492
	Stifel Financial Corp.	317,527	28,155,119
#	Stock Yards Bancorp, Inc.	194,290	12,088,724
*	StoneX Group, Inc.	186,869	15,573,662
#	Summit State Bank	817	7,704
	Synovus Financial Corp.	502,076	23,472,053
	Territorial Bancorp, Inc.	25,423	255,247
*	Texas Capital Bancshares, Inc.	277,934	18,371,437
#	TFS Financial Corp.	474,211	6,430,301
*	Third Coast Bancshares, Inc.	10,268	239,963
	Timberland Bancorp, Inc.	67,576	2,064,447
	Tiptree, Inc.	275,767	5,446,398
	Tompkins Financial Corp.	62,659	3,943,757
	Towne Bank	316,102	10,507,230
	TriCo Bancshares	210,084	9,775,209

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Triumph Financial, Inc.	147,075	$13,344,115
	TrustCo Bank Corp.	96,971	3,453,137
	Trustmark Corp.	433,919	15,070,007
#	UMB Financial Corp.	323,859	33,040,095
#	Union Bankshares, Inc.	3,106	75,165
	United Bancshares, Inc.	900	17,415
	United Bankshares, Inc.	837,226	32,593,208
	United Community Banks, Inc.	680,519	21,062,063
	United Fire Group, Inc.	102,655	2,300,499
	United Security Bancshares	74,677	602,643
	Unity Bancorp, Inc.	64,205	2,222,777
	Universal Insurance Holdings, Inc.	185,966	3,683,986
	Univest Financial Corp.	128,231	3,545,587
	USCB Financial Holdings, Inc.	1,702	28,355
	Valley National Bancorp	2,704,872	22,720,925
#	Value Line, Inc.	21,056	994,896
	Veritex Holdings, Inc.	161,496	4,048,705
	Victory Capital Holdings, Inc., Class A	265,610	13,915,308
	Virginia National Bankshares Corp.	1,004	39,236
	Virtu Financial, Inc., Class A	429,164	11,724,760
	Virtus Investment Partners, Inc.	42,625	9,633,250
	Voya Financial, Inc.	227,036	16,512,328
	WaFd, Inc.	475,478	16,922,262
#	Walker & Dunlop, Inc.	216,914	23,188,107
#	Washington Trust Bancorp, Inc.	74,183	2,374,598
	Waterstone Financial, Inc.	192,117	2,866,386
	Webster Financial Corp.	283,978	14,090,988
	WesBanco, Inc.	311,860	9,942,097
#	West BanCorp, Inc.	77,475	1,606,831
	Westamerica BanCorp	180,636	9,747,119
	Western Alliance Bancorp	276,464	22,244,293
	Western New England Bancorp, Inc.	135,153	1,119,067
	Western Union Co.	1,171,908	13,933,986
	Westwood Holdings Group, Inc.	8,382	111,253
#*	WEX, Inc.	97,869	17,954,068
	White Mountains Insurance Group Ltd.	18,401	32,864,186
	Wintrust Financial Corp.	287,570	31,115,074
#	WisdomTree, Inc.	878,821	10,493,123
*	World Acceptance Corp.	45,871	5,601,767
#	WSFS Financial Corp.	408,753	23,090,457
	WVS Financial Corp.	4,323	53,195
	Zions Bancorp NA	409,930	21,181,083
TOTAL FINANCIALS			3,536,132,064
HEALTH CARE — (7.8%)
*	4D Molecular Therapeutics, Inc.	42,329	750,493
*	Absci Corp.	7,248	31,891
*	Acadia Healthcare Co., Inc.	380,506	24,675,814
*	ACADIA Pharmaceuticals, Inc.	171,807	3,267,769
#*	Accolade, Inc.	176,334	722,969
#*	Accuray, Inc.	254,350	468,004
#*	Acrivon Therapeutics, Inc.	2,405	20,154
#*	Actinium Pharmaceuticals, Inc.	9,966	68,965
*	AdaptHealth Corp.	148,717	1,689,425
*	Adaptive Biotechnologies Corp.	8,409	38,261
*	Addus HomeCare Corp.	89,282	10,835,264
*	ADMA Biologics, Inc.	1,009,118	12,391,969
#††	Aduro Biotech, Inc.	57,164	21,722
#*	Adverum Biotechnologies, Inc.	44,096	327,192

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	177,895	$8,254,328
#*	AirSculpt Technologies, Inc.	3,015	14,985
††	Albireo Pharma, Inc.	36,732	205,699
#*	Aldeyra Therapeutics, Inc.	118,812	468,119
#*	Alector, Inc.	69,938	419,628
*	Alkermes PLC	870,998	23,795,665
#*	Allogene Therapeutics, Inc.	104,539	307,345
#*	Altimmune, Inc.	137,675	875,613
*	Amedisys, Inc.	68,164	6,683,480
#*	American Shared Hospital Services	3,446	10,717
#*	AMN Healthcare Services, Inc.	218,637	14,784,234
#*	Amneal Pharmaceuticals, Inc.	792,589	5,809,677
#*	Amphastar Pharmaceuticals, Inc.	273,118	11,886,095
*	AnaptysBio, Inc.	22,165	772,229
*	AngioDynamics, Inc.	52,126	408,668
*	ANI Pharmaceuticals, Inc.	94,074	6,182,543
*	Anika Therapeutics, Inc.	82,219	2,240,468
#*	Annexon, Inc.	172,060	1,102,905
#*	Apyx Medical Corp.	17,308	23,539
#*	Arcturus Therapeutics Holdings, Inc.	161,411	3,786,702
#*	Arcus Biosciences, Inc.	147,593	2,422,001
#*	Artivion, Inc.	277,285	7,528,288
*	Arvinas, Inc.	54,598	1,501,991
*	Assembly Biosciences, Inc.	842	12,297
#*	Astrana Health, Inc.	139,232	7,304,111
#*	Astria Therapeutics, Inc.	21,593	252,206
*	Atea Pharmaceuticals, Inc.	64,775	247,441
#*	Athira Pharma, Inc.	85,108	271,495
*	AtriCure, Inc.	94,099	2,029,715
#*	Aura Biosciences, Inc.	42,004	428,861
*	Avanos Medical, Inc.	141,225	3,378,102
#*	Avid Bioservices, Inc.	32,667	341,043
*	Axogen, Inc.	172,898	1,518,044
*	Axonics, Inc.	230,722	15,799,843
#*	Azenta, Inc.	187,588	11,684,857
#*	Beam Therapeutics, Inc.	292,467	9,253,656
*	BioAtla, Inc.	41,251	74,664
#*	BioLife Solutions, Inc.	107,182	2,574,512
#*	Biomea Fusion, Inc.	27,649	154,005
#*	Bio-Rad Laboratories, Inc., Class A	8,340	2,821,922
*	Biote Corp., Class A	186,142	1,476,106
*	Bioventus, Inc., Class A	38,121	267,228
#*	Black Diamond Therapeutics, Inc.	45,845	279,196
#*	Brookdale Senior Living, Inc.	863,042	6,671,315
#*	Cardiff Oncology, Inc.	5,896	13,797
*	CareDx, Inc.	217,381	4,345,446
#*	Caribou Biosciences, Inc.	202,742	470,361
*	Castle Biosciences, Inc.	77,228	1,863,512
*	Catalent, Inc.	12,505	742,047
*	Catalyst Pharmaceuticals, Inc.	579,289	9,986,942
#*	Certara, Inc.	395,660	6,176,253
	Chemed Corp.	16,866	9,616,319
††	Chinook Therapeutics, Inc.	363,217	454,021
#*	ChromaDex Corp.	7,892	23,597
#*	Codexis, Inc.	38,154	136,591
#*	Cogent Biosciences, Inc.	209,086	1,971,681
#*	Collegium Pharmaceutical, Inc.	217,362	8,383,652
#*	Community Health Systems, Inc.	480,268	2,526,210
#	CONMED Corp.	171,675	11,852,442

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Corbus Pharmaceuticals Holdings, Inc.	16,075	$955,980
#*	Corcept Therapeutics, Inc.	580,289	22,439,776
*	CorVel Corp.	136,624	41,916,243
*	Crinetics Pharmaceuticals, Inc.	101,213	5,376,435
#*»	CRISPR Therapeutics AG	235,835	13,510,987
#*	Cross Country Healthcare, Inc.	295,643	5,392,528
#*	CryoPort, Inc.	136,415	1,259,110
#*	Cue Biopharma, Inc.	30,936	25,832
*	Cullinan Therapeutics, Inc.	99,297	1,921,397
#*	CVRx, Inc.	7,660	65,493
#*	Cytek Biosciences, Inc.	390,240	2,618,510
#*	Day One Biopharmaceuticals, Inc.	61,674	882,555
#*	Definitive Healthcare Corp.	91,744	357,802
*	Denali Therapeutics, Inc.	308,701	7,523,043
#	Dentsply Sirona, Inc.	237,380	6,442,493
*	Design Therapeutics, Inc.	3,147	16,050
#*	Dianthus Therapeutics, Inc.	1,019	30,346
#*	Doximity, Inc., Class A	369,250	10,339,000
#*	Dynavax Technologies Corp.	730,230	8,171,274
*	Edgewise Therapeutics, Inc.	109,988	1,873,096
#*	Editas Medicine, Inc.	350,778	1,897,709
*	Elanco Animal Health, Inc.	1,691,853	22,061,763
*	ElectroCore, Inc.	2,539	15,666
*	Electromed, Inc.	59,305	927,530
*	Eliem Therapeutics, Inc.	1,317	10,918
	Embecta Corp.	26,596	416,759
*	Enanta Pharmaceuticals, Inc.	12,719	187,732
	Encompass Health Corp.	301,575	28,028,380
*	Enhabit, Inc.	54,037	553,339
#*	Enovis Corp.	255,959	12,193,887
#	Ensign Group, Inc.	344,111	48,433,623
*	Entrada Therapeutics, Inc.	1,513	24,919
*	Envista Holdings Corp.	226,642	3,868,779
*	Erasca, Inc.	58,697	184,896
#*	Eton Pharmaceuticals, Inc.	2,561	9,220
*	Evolent Health, Inc., Class A	627,696	14,637,871
#*	Exact Sciences Corp.	150,969	6,896,264
*	Exelixis, Inc.	1,141,581	26,770,074
#*	Fate Therapeutics, Inc.	305,055	1,625,943
*	FONAR Corp.	26,066	481,700
#*	Fulcrum Therapeutics, Inc.	164,397	1,525,604
#*	Fulgent Genetics, Inc.	73,805	1,766,154
#*	G1 Therapeutics, Inc.	865	3,711
#*	Glaukos Corp.	67,784	7,942,251
*	Globus Medical, Inc., Class A	2,832	203,791
#*	GoodRx Holdings, Inc., Class A	345,548	3,127,209
#*	Haemonetics Corp.	223,602	20,135,360
#*	Halozyme Therapeutics, Inc.	478,679	26,451,802
#*	Harmony Biosciences Holdings, Inc.	169,242	5,730,534
*	Harvard Bioscience, Inc.	139,208	445,466
*	Health Catalyst, Inc.	77,730	572,870
*	HealthEquity, Inc.	367,625	28,851,210
	HealthStream, Inc.	217,480	6,461,331
*	Henry Schein, Inc.	157,741	11,347,888
*	Hims & Hers Health, Inc.	592,100	12,576,204
*	ICU Medical, Inc.	22,945	2,913,556
*	Ideaya Biosciences, Inc.	116,105	4,998,320
††	IMARA, Inc.	8,795	3,342
#*	Immunovant, Inc.	6,505	189,100

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Inari Medical, Inc.	120,594	$5,614,857
*	InfuSystem Holdings, Inc.	62,305	429,904
#*	Innoviva, Inc.	396,670	7,473,263
#*	Inogen, Inc.	45,429	420,218
*	Inovio Pharmaceuticals, Inc.	6,449	68,746
#*	Inozyme Pharma, Inc.	53,179	308,438
#*	Inspire Medical Systems, Inc.	34,605	4,881,035
#*	Integer Holdings Corp.	219,748	26,097,272
#*	Integra LifeSciences Holdings Corp.	129,884	3,222,422
#*	Intellia Therapeutics, Inc.	425,986	11,165,093
*	Iovance Biotherapeutics, Inc.	174,708	1,525,201
	iRadimed Corp.	57,164	2,670,130
*	iTeos Therapeutics, Inc.	112,715	1,982,657
*	Jasper Therapeutics, Inc.	7,567	139,914
*	Jazz Pharmaceuticals PLC	164,717	18,160,049
#*	Joint Corp.	25,304	364,884
#*	KalVista Pharmaceuticals, Inc.	107,553	1,563,821
#*	Kewaunee Scientific Corp.	18,446	1,025,967
#*	Kiniksa Pharmaceuticals International PLC	173,822	4,623,665
#*	Krystal Biotech, Inc.	135,476	28,241,327
*	Kura Oncology, Inc.	79,998	1,664,758
#*	Kymera Therapeutics, Inc.	31,423	1,451,743
*	Lantheus Holdings, Inc.	337,124	35,340,709
#*	Leap Therapeutics, Inc.	12,675	27,125
#	LeMaitre Vascular, Inc.	126,852	11,022,170
*	LENSAR, Inc.	102,775	512,847
#	LENZ Therapeutics, Inc.	1,979	49,139
#*	LifeStance Health Group, Inc.	169,075	931,603
#*	Ligand Pharmaceuticals, Inc.	78,835	8,592,227
*	LivaNova PLC	284,313	14,045,062
#*	MacroGenics, Inc.	237,080	891,421
#*	MannKind Corp.	425,801	2,452,614
*	Maravai LifeSciences Holdings, Inc., Class A	130,563	1,270,378
#*	Marker Therapeutics, Inc.	15,900	79,182
#*	Masimo Corp.	127,337	13,622,512
*	MaxCyte, Inc.	82,229	394,699
#*	MeiraGTx Holdings PLC	17,932	93,784
#*	Merit Medical Systems, Inc.	323,864	27,622,361
#*	Merrimack Pharmaceuticals, Inc.	88,364	0
#	Mesa Laboratories, Inc.	5,007	573,402
*	MiMedx Group, Inc.	302,236	2,251,658
††	Mirati Therapeutics, Inc.	13,386	39,890
#*	ModivCare, Inc.	64,126	1,463,355
#*	Monte Rosa Therapeutics, Inc.	15,985	72,252
*	Morphic Holding, Inc.	2,720	154,115
*	Myriad Genetics, Inc.	401,169	11,220,697
#	National HealthCare Corp.	90,123	12,271,148
	National Research Corp.	107,091	2,729,750
#*	Neogen Corp.	163,994	2,792,818
#*	NeoGenomics, Inc.	513,816	9,109,958
*	NeuroBo Pharmaceuticals, Inc.	355	1,459
#*	Neuronetics, Inc.	11,312	21,153
*	Nexgel, Inc.	152	477
#*	Nkarta, Inc.	18,141	116,647
#*	Nurix Therapeutics, Inc.	6,787	148,500
#*	Nuvalent, Inc., Class A	115,305	9,217,482
#*	Nuvation Bio, Inc.	57,088	218,647
#*	Olema Pharmaceuticals, Inc.	308,069	4,978,395
#*»	OmniAb, Inc. (2200963D US)	30,196	0

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*»	OmniAb, Inc. (2200964D US)	30,196	$0
*	OmniAb, Inc. (OABI UQ)	597,196	2,860,569
*	Omnicell, Inc.	298,330	8,714,219
*»††	Opiant Pharmaceuticals, Inc.	18,273	0
#*	OptimizeRx Corp.	20,840	227,364
*	Option Care Health, Inc.	933,459	27,714,398
*	OraSure Technologies, Inc.	163,544	732,677
#*	Organogenesis Holdings, Inc.	103,981	314,023
	Organon & Co.	645,556	14,111,854
*	ORIC Pharmaceuticals, Inc.	91,462	1,024,374
*	Orthofix Medical, Inc.	21,833	351,075
#*	OrthoPediatrics Corp.	75,140	2,312,809
#*	Ovid therapeutics, Inc.	12,989	13,509
*	Owens & Minor, Inc.	436,671	7,170,138
#*	Pacific Biosciences of California, Inc.	39,941	82,278
*	Pacira BioSciences, Inc.	99,062	2,045,630
#*	Paragon 28, Inc.	13,528	105,383
#	Patterson Cos., Inc.	236,427	5,969,782
#*††	PDL BioPharma, Inc.	1,354,466	1,625,359
*	Pediatrix Medical Group, Inc.	135,985	1,134,115
*	Pennant Group, Inc.	181,247	5,402,973
#*	Penumbra, Inc.	74,199	12,397,911
*	PepGen, Inc.	1,824	20,848
#*	Performant Financial Corp.	120,397	446,673
	Perrigo Co. PLC	556,153	15,722,445
#*	PetIQ, Inc.	130,308	2,851,139
	Phibro Animal Health Corp., Class A	89,063	1,681,509
#*	Phreesia, Inc.	11,693	291,740
#*	Pliant Therapeutics, Inc.	118,270	1,692,444
#*	Poseida Therapeutics, Inc.	72,880	257,266
#	Premier, Inc., Class A	464,676	9,748,902
*	Prestige Consumer Healthcare, Inc.	304,815	21,583,950
*	Privia Health Group, Inc.	399,878	8,293,470
#*	Pro-Dex, Inc.	24,389	493,146
#*	Progyny, Inc.	401,531	11,323,174
*	Protagonist Therapeutics, Inc.	26,742	1,001,220
*	Prothena Corp. PLC	254,119	5,915,890
*	Pulmonx Corp.	77,703	536,928
#*	Puma Biotechnology, Inc.	166,381	596,476
*	Quanterix Corp.	166,329	2,455,016
*	QuidelOrtho Corp.	28,322	1,112,771
#*	Quipt Home Medical Corp.	3,357	12,958
*	R1 RCM, Inc.	495,765	6,385,453
*	RadNet, Inc.	404,850	24,189,787
#*	RAPT Therapeutics, Inc.	18,472	58,002
#*	Recursion Pharmaceuticals, Inc., Class A	54,893	450,123
*	REGENXBIO, Inc.	180,004	2,565,057
*	Relay Therapeutics, Inc.	91,014	748,135
*	Repligen Corp.	49,535	8,289,682
*	Replimune Group, Inc.	3,472	34,720
*	REVOLUTION Medicines, Inc.	113,211	5,166,950
#*	ReWalk Robotics Ltd.	1,842	8,436
*††	Rexahn Pharmaceuticals, Inc.	246	0
#*	Rocket Pharmaceuticals, Inc.	145,311	3,516,526
#*	Sanara Medtech, Inc.	888	28,318
*	Savara, Inc.	23,648	108,781
#*	Schrodinger, Inc.	225,524	5,024,675
#*	scPharmaceuticals, Inc.	37,827	190,270
	Select Medical Holdings Corp.	960,480	38,188,685

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Semler Scientific, Inc.	31,101	$1,030,998
#*	Sensus Healthcare, Inc.	13,491	85,938
*	SI-BONE, Inc.	91,701	1,393,855
#	SIGA Technologies, Inc.	219,894	2,194,542
#	Simulations Plus, Inc.	83,844	3,424,189
#*	Sotera Health Co.	723,936	10,040,992
#*	SpringWorks Therapeutics, Inc.	110,461	3,966,655
#*	STAAR Surgical Co.	194,863	8,038,099
#††	Strongbridge Biopharma	228,415	2,284
*	Supernus Pharmaceuticals, Inc.	365,250	10,891,755
#*	Surgery Partners, Inc.	508,965	15,452,177
*	Surmodics, Inc.	118,517	4,906,604
*	Sutro Biopharma, Inc.	335,360	1,331,379
*	Tactile Systems Technology, Inc.	68,935	880,300
*	Talkspace, Inc.	232,320	466,963
#*	Tango Therapeutics, Inc.	64,151	631,887
#*	Tarsus Pharmaceuticals, Inc.	103,620	2,516,930
#*	Tectonic Therapeutic, Inc.	800	14,336
#*	Teladoc Health, Inc.	243,262	2,293,961
#*	Tempest Therapeutics, Inc.	15,975	28,436
#*	Tenaya Therapeutics, Inc.	34,735	121,573
*	Tenet Healthcare Corp.	22,377	3,349,837
*	Terns Pharmaceuticals, Inc.	32,897	254,952
††	Tetraphase Pharmaceuticals, Inc.	2,198	88
*	Theravance Biopharma, Inc.	64,969	656,837
*	Third Harmonic Bio, Inc.	3,218	39,067
#*	Trevi Therapeutics, Inc.	210	668
*	TScan Therapeutics, Inc.	3,685	26,311
#*	Twist Bioscience Corp.	212,583	11,864,257
	U.S. Physical Therapy, Inc.	83,985	8,188,537
#*	UFP Technologies, Inc.	41,834	13,453,396
	Utah Medical Products, Inc.	29,409	2,046,866
*	Vanda Pharmaceuticals, Inc.	200,651	1,171,802
*	Varex Imaging Corp.	162,064	2,396,927
*	Veracyte, Inc.	338,851	8,132,424
#*	Vericel Corp.	177,313	8,957,853
#*	Verve Therapeutics, Inc.	14,242	99,694
*	Vir Biotechnology, Inc.	18,614	189,118
#*	Viridian Therapeutics, Inc.	53,518	901,778
*	Voyager Therapeutics, Inc.	91,003	836,318
*	Werewolf Therapeutics, Inc.	5,010	11,273
*	Xencor, Inc.	279,777	5,713,046
*	Xenon Pharmaceuticals, Inc.	113,540	4,896,980
*	Xeris Biopharma Holdings, Inc.	23,113	57,320
#*	XOMA Royalty Corp.	2,364	63,261
#*	Y-mAbs Therapeutics, Inc.	54,511	669,395
*	Zentalis Pharmaceuticals, Inc.	144,846	563,451
*	Zimvie, Inc.	104,018	2,198,941
*	Zymeworks, Inc.	84,195	880,680
TOTAL HEALTH CARE			1,435,850,861
INDUSTRIALS — (19.1%)
#	AAON, Inc.	461,619	40,867,130
*	AAR Corp.	215,422	13,916,261
	ABM Industries, Inc.	414,265	23,016,563
	ACCO Brands Corp.	775,580	3,963,214
#	Acme United Corp.	20,105	907,741
	Acuity Brands, Inc.	134,727	33,863,631
*	ACV Auctions, Inc., Class A	497,997	8,505,789

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	AeroVironment, Inc.	155,084	$27,688,697
#*	AerSale Corp.	6,149	41,444
#	AGCO Corp.	109,769	10,364,389
	Air Lease Corp.	491,332	24,379,894
#*	Air Transport Services Group, Inc.	392,963	6,342,423
	Alamo Group, Inc.	73,707	14,204,813
#*	Alaska Air Group, Inc.	332,679	12,485,443
	Albany International Corp., Class A	198,649	18,589,573
*	Alight, Inc., Class A	1,806,392	13,674,387
#	Allegiant Travel Co.	75,049	4,207,997
	Allient, Inc.	139,563	4,038,953
	Allison Transmission Holdings, Inc.	373,397	33,079,240
*	Alpha Pro Tech Ltd.	22,068	128,877
#	Alta Equipment Group, Inc.	106,663	1,119,961
#*	Ameresco, Inc., Class A	198,205	6,257,332
#*	American Airlines Group, Inc.	1,274,126	13,556,701
#*	American Superconductor Corp.	141,291	3,413,591
#*	American Woodmark Corp.	101,316	10,349,429
*	API Group Corp.	298,090	11,294,630
	Apogee Enterprises, Inc.	169,953	11,665,574
	Applied Industrial Technologies, Inc.	215,159	46,945,542
	ARC Document Solutions, Inc.	72,043	219,731
#	ArcBest Corp.	150,893	19,020,063
	Arcosa, Inc.	208,583	19,379,447
	Argan, Inc.	93,072	7,346,173
	Aris Water Solutions, Inc., Class A	103,065	1,825,281
	Armstrong World Industries, Inc.	268,137	35,233,202
#*	Array Technologies, Inc.	477,530	5,023,616
#	Astec Industries, Inc.	131,105	4,600,474
*	Astronics Corp. (ATRO US)	118,792	2,735,780
#*	Astronics Corp. (ATROB US), Class B	39,754	925,076
#*	Asure Software, Inc.	111,499	1,148,440
#	Atkore, Inc.	185,568	25,051,680
*	Atmus Filtration Technologies, Inc.	86,149	2,656,835
*	Avalon Holdings Corp., Class A	27,805	60,059
	Avis Budget Group, Inc.	267	26,970
*	AZEK Co., Inc.	652,292	29,281,388
	AZZ, Inc.	131,544	10,518,258
	Barnes Group, Inc.	332,910	13,429,589
	Barrett Business Services, Inc.	211,556	7,709,101
*	Beacon Roofing Supply, Inc.	422,554	43,438,551
#	BGSF, Inc.	18,893	162,102
#*	Blade Air Mobility, Inc.	90,674	299,224
*	Blue Bird Corp.	89,468	4,663,072
*	BlueLinx Holdings, Inc.	38,288	4,617,150
	Boise Cascade Co.	274,013	38,934,507
*	Bowman Consulting Group Ltd.	13,549	483,970
	Brady Corp., Class A	306,524	21,950,184
*	BrightView Holdings, Inc.	211,141	3,038,319
	Brink's Co.	259,418	28,533,386
*	Broadwind, Inc.	33,929	110,609
	BWX Technologies, Inc.	222,374	22,123,989
#*	Byrna Technologies, Inc.	5,660	53,091
*	Cadeler AS (CDLR US), ADR	50,578	1,317,051
#	Cadre Holdings, Inc.	95,750	3,514,025
#*	Casella Waste Systems, Inc., Class A	312,570	32,369,749
*	CBIZ, Inc.	301,747	20,941,242
#*	CECO Environmental Corp.	232,113	6,777,700
#*	Chart Industries, Inc.	117,922	18,994,876

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Chicago Rivet & Machine Co.	3,975	$60,062
#*	Cimpress PLC	138,210	12,614,427
	Civeo Corp.	16,008	435,418
#*	Clarivate PLC	1,554,999	10,480,693
	Columbus McKinnon Corp.	168,591	6,433,433
	Comfort Systems USA, Inc.	218,731	72,710,559
*	Commercial Vehicle Group, Inc.	243,116	1,324,982
	CompX International, Inc.	21,907	561,695
#	Concentrix Corp.	1,147	80,863
*	Concrete Pumping Holdings, Inc.	102,849	686,003
*	Conduent, Inc.	1,111,719	4,535,814
#*	Construction Partners, Inc., Class A	169,759	10,974,919
#	Copa Holdings SA, Class A	113,066	10,034,607
*	Core & Main, Inc., Class A	46,368	2,479,297
#††	Costa Communications, Inc.	5,954	4,168
#	Costamare, Inc.	594,390	8,808,860
	Covenant Logistics Group, Inc.	63,300	3,541,635
#*»	CPI Aerostructures, Inc.	4,192	10,270
	CRA International, Inc.	52,134	9,113,023
	Crane Co.	161,501	25,907,990
#	CSG Systems International, Inc.	194,957	9,131,786
#	CSW Industrials, Inc.	86,599	28,094,448
	Curtiss-Wright Corp.	1,093	322,107
*	Custom Truck One Source, Inc.	114,008	571,180
#*	Dayforce, Inc.	163,217	9,675,504
	Deluxe Corp.	193,915	4,727,648
*	Distribution Solutions Group, Inc.	198,511	6,699,746
*	DLH Holdings Corp.	2,381	27,548
*	DNOW, Inc.	603,446	9,268,931
	Donaldson Co., Inc.	87,924	6,578,474
	Douglas Dynamics, Inc.	155,826	4,504,930
*	Ducommun, Inc.	94,952	6,093,070
#	Dun & Bradstreet Holdings, Inc.	1,148,589	12,496,648
#*	DXP Enterprises, Inc.	118,488	6,488,403
*	Dycom Industries, Inc.	163,429	29,990,856
	Eastern Co.	31,570	929,421
#*	Energy Recovery, Inc.	92,524	1,349,000
#	Enerpac Tool Group Corp.	348,489	14,009,258
	EnerSys	247,891	27,250,658
	Ennis, Inc.	176,373	4,204,732
	Enpro, Inc.	138,544	23,682,711
*	Enviri Corp.	132,757	1,569,188
	Esab Corp.	238,858	24,267,973
	ESCO Technologies, Inc.	171,091	21,037,349
	Espey Mfg. & Electronics Corp.	7,785	173,216
#	EVI Industries, Inc.	16,839	344,021
*	ExlService Holdings, Inc.	909,051	32,053,138
	Exponent, Inc.	299,544	31,775,627
	Federal Signal Corp.	353,544	35,343,794
	First Advantage Corp.	261,136	4,496,762
	Flowserve Corp.	472,380	23,878,809
#*	Fluence Energy, Inc.	315,542	5,168,578
*	Fluor Corp.	581,661	27,977,894
*	Forrester Research, Inc.	41,457	837,017
	Fortune Brands Innovations, Inc.	118,242	9,555,136
*	Franklin Covey Co.	95,616	4,179,375
#	Franklin Electric Co., Inc.	279,332	29,782,378
#*	Frontier Group Holdings, Inc.	8,767	34,542
#	FTAI Infrastructure, Inc.	209,870	2,163,760

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	FTI Consulting, Inc.	155,073	$33,801,262
#*	Gates Industrial Corp. PLC	673,663	12,523,395
#	GATX Corp.	241,543	33,695,248
#	Genco Shipping & Trading Ltd.	245,775	4,770,493
*	Gencor Industries, Inc.	115,885	2,854,248
*	Generac Holdings, Inc.	97,901	15,241,228
	Genpact Ltd.	427,053	14,805,927
*	Gibraltar Industries, Inc.	202,442	15,035,367
	Global Industrial Co.	189,412	6,606,691
*	GMS, Inc.	209,868	20,195,598
	Gorman-Rupp Co.	246,161	10,168,911
*	Graham Corp.	41,083	1,346,290
#	Granite Construction, Inc.	293,341	20,082,125
*	Great Lakes Dredge & Dock Corp.	445,211	4,198,340
#	Greenbrier Cos., Inc.	224,838	11,468,986
	Griffon Corp.	223,039	16,072,190
*	GXO Logistics, Inc.	329,083	18,422,066
	H&E Equipment Services, Inc.	203,592	10,647,862
*	Hawaiian Holdings, Inc.	26,874	343,718
#*	Hayward Holdings, Inc.	566,897	8,384,407
*	Healthcare Services Group, Inc.	292,725	3,345,847
	Heartland Express, Inc.	366,459	4,752,973
	Heidrick & Struggles International, Inc.	145,179	5,827,485
	Helios Technologies, Inc.	205,369	9,436,706
	Herc Holdings, Inc.	164,863	25,692,250
	Hexcel Corp.	254,184	16,829,523
#	Hillenbrand, Inc.	261,989	11,587,773
#*	Hillman Solutions Corp.	330,139	3,350,911
#	HireQuest, Inc.	703	9,455
	HNI Corp.	266,631	14,651,373
	Hub Group, Inc., Class A	389,615	18,222,294
*	Hudson Technologies, Inc.	233,814	2,001,448
	Hurco Cos., Inc.	22,014	378,641
*	Huron Consulting Group, Inc.	148,382	16,323,504
	Hyster-Yale, Inc.	69,322	5,666,380
*	IBEX Holdings Ltd.	37,974	662,267
	ICF International, Inc.	130,076	19,134,180
#*	IES Holdings, Inc.	199,706	30,748,733
#*	Innodata, Inc.	50,970	986,269
*	Innovative Solutions & Support, Inc.	64,015	395,933
	Insperity, Inc.	168,614	17,320,030
#	Insteel Industries, Inc.	142,976	4,896,928
	Interface, Inc.	256,958	4,440,234
#*	Janus International Group, Inc.	395,766	5,706,946
#*	JELD-WEN Holding, Inc.	322,278	5,378,820
#*	JetBlue Airways Corp.	1,500,625	9,619,006
	John Bean Technologies Corp.	177,418	17,454,383
#	Kadant, Inc.	56,357	19,808,922
	Karat Packaging, Inc.	14,309	427,410
	KBR, Inc.	209,374	13,942,215
	Kelly Services, Inc., Class A	173,089	4,072,784
#	Kennametal, Inc.	690,060	18,038,168
#	Kforce, Inc.	136,808	9,504,052
*	Kirby Corp.	239,885	29,477,069
	Knight-Swift Transportation Holdings, Inc.	352,032	19,161,102
	Korn Ferry	341,300	25,160,636
*	Kratos Defense & Security Solutions, Inc.	773,604	17,437,034
*	L B Foster Co., Class A	48,037	1,153,368
	Landstar System, Inc.	102,273	19,457,438

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Legalzoom.com, Inc.	488,403	$3,262,532
*	Leonardo DRS, Inc.	213,222	6,012,860
#*	Limbach Holdings, Inc.	73,188	4,663,539
#	Lindsay Corp.	60,676	7,644,569
#*	Liquidity Services, Inc.	333,695	7,498,127
	LSI Industries, Inc.	274,313	4,679,780
	Luxfer Holdings PLC	14,869	192,405
*	Manitex International, Inc.	11,432	58,189
*	Manitowoc Co., Inc.	146,740	1,854,794
	ManpowerGroup, Inc.	182,696	13,990,860
	Marten Transport Ltd.	536,204	10,085,997
*	MasTec, Inc.	191,666	21,089,010
*	Mastech Digital, Inc.	77,353	635,842
*	Masterbrand, Inc.	390,693	7,052,009
*	Matrix Service Co.	112,596	1,139,472
#	Matson, Inc.	243,968	32,376,993
	Matthews International Corp., Class A	50,212	1,453,637
	Maximus, Inc.	213,347	19,817,803
*	Mayville Engineering Co., Inc.	36,108	690,024
	McGrath RentCorp	118,345	12,997,831
	MDU Resources Group, Inc.	717,183	19,320,910
#*	Mercury Systems, Inc.	263,013	9,350,112
#*	Middleby Corp.	117,716	15,959,935
	Miller Industries, Inc.	76,207	5,177,504
	MillerKnoll, Inc.	278,549	8,640,590
*	Mistras Group, Inc.	128,992	1,289,920
*	Montrose Environmental Group, Inc.	148,826	4,746,061
	Moog, Inc., Class A	196,687	38,570,321
*	MRC Global, Inc.	375,343	5,434,967
	MSA Safety, Inc.	220,362	41,571,291
#	MSC Industrial Direct Co., Inc., Class A	133,228	11,850,631
#	Mueller Industries, Inc.	642,039	45,546,247
	Mueller Water Products, Inc., Class A	948,522	19,615,435
*	MYR Group, Inc.	108,130	15,190,102
	National Presto Industries, Inc.	30,749	2,351,376
*	NEXTracker, Inc., Class A	426,830	20,974,426
	NL Industries, Inc.	107,768	688,638
#*	NN, Inc.	8,200	32,144
*	Northwest Pipe Co.	77,752	2,966,239
*	NV5 Global, Inc.	88,058	9,082,302
	Omega Flex, Inc.	49,009	2,576,893
*	OPENLANE, Inc.	477,812	8,543,279
#*	Orion Group Holdings, Inc.	155,264	1,274,717
	Oshkosh Corp.	232,566	25,268,296
*	PAM Transportation Services, Inc.	154,218	3,144,505
	Pangaea Logistics Solutions Ltd.	124,719	905,460
	Park Aerospace Corp.	89,664	1,202,394
#	Park-Ohio Holdings Corp.	51,728	1,614,948
*	Parsons Corp.	305,083	27,875,434
*	Paycor HCM, Inc.	126,427	1,568,959
*	Paylocity Holding Corp.	81,214	12,187,785
#*	Perma-Fix Environmental Services, Inc.	4,315	54,757
*	Perma-Pipe International Holdings, Inc.	31,813	301,905
#*	Pioneer Power Solutions, Inc.	11,878	56,896
#	Pitney Bowes, Inc.	86,577	571,408
#*	Planet Labs PBC	99,516	252,771
#	Powell Industries, Inc.	95,807	17,593,039
	Preformed Line Products Co.	35,183	4,850,680
	Primoris Services Corp.	356,386	20,125,117

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	169,617	$5,906,064
	Quad/Graphics, Inc.	152,868	698,607
	Quanex Building Products Corp.	222,115	7,418,641
#*	Quest Resource Holding Corp.	8,419	71,056
*	Radiant Logistics, Inc.	356,544	2,217,704
#*	RBC Bearings, Inc.	59,046	17,172,939
#*	RCM Technologies, Inc.	74,429	1,449,877
	Regal Rexnord Corp.	2,704	434,479
*	Resideo Technologies, Inc.	535,104	12,157,563
	Resources Connection, Inc.	133,711	1,595,172
	REV Group, Inc.	310,184	9,051,169
#	Robert Half, Inc.	190,990	12,259,648
#*	Rocket Lab USA, Inc.	361,009	1,891,687
	Rush Enterprises, Inc. (RUSHA US), Class A	441,578	22,524,894
#	Rush Enterprises, Inc. (RUSHB US), Class B	112,351	5,311,955
#*	RXO, Inc.	348,632	11,055,121
	Ryder System, Inc.	50,823	7,123,352
#	Schneider National, Inc., Class B	329,245	8,859,983
	Science Applications International Corp.	186,730	23,229,212
	Sensata Technologies Holding PLC	410,035	15,987,265
#*	Servotronics, Inc.	1,500	17,280
	Shyft Group, Inc.	297,678	4,992,060
*	SIFCO Industries, Inc.	14,255	47,754
#	Simpson Manufacturing Co., Inc.	277,176	53,242,738
#*	SiteOne Landscape Supply, Inc.	101,324	14,862,204
*	SkyWest, Inc.	230,312	18,411,141
*	SPX Technologies, Inc.	231,382	34,138,100
	Standex International Corp.	84,126	15,714,737
	Steelcase, Inc., Class A	414,196	6,001,700
*	Stericycle, Inc.	295,491	17,300,998
*	Sterling Check Corp.	65,536	1,027,604
*	Sterling Infrastructure, Inc.	226,768	26,386,724
*	Stratasys Ltd.	169,990	1,455,114
#*	Sun Country Airlines Holdings, Inc.	60,595	793,794
#*	Sunrun, Inc.	725,867	12,724,448
#*	TaskUS, Inc., Class A	74,934	1,237,160
#*	Taylor Devices, Inc.	985	50,590
#	Tecnoglass, Inc.	139,712	7,517,903
	Tennant Co.	116,857	12,584,330
	Terex Corp.	444,614	28,126,282
*	Thermon Group Holdings, Inc.	170,781	5,603,325
#	Timken Co.	392,458	34,124,223
#*	Titan International, Inc.	440,791	3,755,539
#*	Titan Machinery, Inc.	157,608	2,810,151
	Toro Co.	30,611	2,930,391
*	Transcat, Inc.	46,777	5,390,581
*	Trex Co., Inc.	220,128	18,409,305
	TriNet Group, Inc.	187,309	19,526,963
	Trinity Industries, Inc.	451,253	14,918,424
*	Triumph Group, Inc.	161,666	2,649,706
*	TrueBlue, Inc.	69,023	824,825
#	TTEC Holdings, Inc.	81,423	649,756
*	Tutor Perini Corp.	276,512	6,882,384
	Twin Disc, Inc.	54,784	789,985
	UFP Industries, Inc.	376,622	49,687,740
*	Ultralife Corp.	104,805	1,255,564
	UniFirst Corp.	87,169	16,957,857
#	Universal Logistics Holdings, Inc.	130,219	5,603,324
*	Upwork, Inc.	484,753	5,875,206

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	V2X, Inc.	96,816	$5,047,018
	Valmont Industries, Inc.	105,000	31,327,800
*	Verra Mobility Corp.	665,304	20,045,610
	Vestis Corp.	203,288	2,636,645
*	Viad Corp.	88,185	2,932,151
#*	Vicor Corp.	131,856	5,552,456
#	Virco Mfg. Corp.	25,510	448,976
*	VirTra, Inc.	25,716	225,529
#	VSE Corp.	85,811	7,636,321
#	Wabash National Corp.	299,131	6,428,325
	Watts Water Technologies, Inc., Class A	152,788	31,706,566
#	Werner Enterprises, Inc.	421,316	16,511,374
*	Willdan Group, Inc.	19,393	657,035
#	Willis Lease Finance Corp.	32,308	2,787,534
*	WillScot Holdings Corp.	267,369	10,962,129
#*	Xometry, Inc., Class A	129,997	1,901,856
#	Zurn Elkay Water Solutions Corp.	254,445	8,259,285
TOTAL INDUSTRIALS			3,514,327,930
INFORMATION TECHNOLOGY — (11.2%)
#*	8x8, Inc.	258,595	796,473
#*	908 Devices, Inc.	17,986	102,340
	A10 Networks, Inc.	326,932	4,279,540
*	ACI Worldwide, Inc.	673,568	29,118,345
#	Adeia, Inc.	468,218	5,501,561
#	Advanced Energy Industries, Inc.	213,220	24,812,411
#*	Aeva Technologies, Inc.	5,325	19,330
*	Agilysys, Inc.	141,309	15,839,326
#*	Alarm.com Holdings, Inc.	332,168	23,434,452
#*	Alithya Group, Inc., Class A	58,809	76,922
*	Alkami Technology, Inc.	307,261	10,056,653
#*	Allegro MicroSystems, Inc.	472,479	11,358,395
*	Alpha & Omega Semiconductor Ltd.	190,695	7,894,773
#*	Altair Engineering, Inc., Class A	219,099	19,359,588
*	Ambarella, Inc.	174,710	9,196,734
	Amdocs Ltd.	14,609	1,277,849
	American Software, Inc., Class A	283,594	3,102,518
	Amkor Technology, Inc.	1,307,269	42,695,406
*	Amtech Systems, Inc.	86,064	494,007
*	Appfolio, Inc., Class A	1,778	393,791
#*	Applied Optoelectronics, Inc.	126,651	1,209,517
*	Arlo Technologies, Inc.	3,845	58,290
*	Arrow Electronics, Inc.	153,181	18,946,958
#*	ASGN, Inc.	255,832	24,219,615
*	AstroNova, Inc.	44,165	698,690
#*	Aurora Innovation, Inc.	3,329,294	13,317,176
#*	AvePoint, Inc.	521,602	5,685,462
#*	Aviat Networks, Inc.	54,612	1,692,972
	Avnet, Inc.	518,154	27,855,959
*	Aware, Inc.	28,531	59,630
*	Axcelis Technologies, Inc.	163,373	20,642,179
*	AXT, Inc.	284,709	1,036,341
*	Backblaze, Inc., Class A	100	662
#	Badger Meter, Inc.	166,788	34,385,014
#	Bel Fuse, Inc. (BELFA US), Class A	11,432	1,071,750
#	Bel Fuse, Inc. (BELFB US), Class B	60,774	4,513,685
	Belden, Inc.	283,684	26,294,670
	Benchmark Electronics, Inc.	239,489	11,464,338
*	Bill Holdings, Inc.	250,111	12,495,546

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	BK Technologies Corp.	17,076	$219,939
*	Blackbaud, Inc.	276,646	21,960,159
#*	BlackLine, Inc.	188,575	8,961,084
*	Box, Inc., Class A	697,122	19,603,071
#*	C3.ai, Inc., Class A	134,127	3,587,897
#*	Calix, Inc.	365,216	15,021,334
*	CCC Intelligent Solutions Holdings, Inc.	1,348,536	13,835,979
#*	Cerence, Inc.	41,436	131,766
*	CEVA, Inc.	144,137	2,889,947
*	Ciena Corp.	525,393	27,709,227
#*	Cipher Mining, Inc.	240,388	1,257,229
*	Cirrus Logic, Inc.	289,655	37,794,184
#*	Cleanspark, Inc.	665,037	10,640,592
#	Clear Secure, Inc., Class A	182,341	3,892,980
#*	Clearfield, Inc.	33,637	1,459,846
	Climb Global Solutions, Inc.	25,007	1,786,000
#*	Coda Octopus Group, Inc.	2,667	19,522
	Cognex Corp.	373,547	18,535,402
*	Coherent Corp.	33,954	2,365,915
*	Cohu, Inc.	317,332	10,151,451
*	CommVault Systems, Inc.	180,307	27,559,925
*	Comtech Telecommunications Corp.	27,533	89,207
#*	Consensus Cloud Solutions, Inc.	62,315	1,327,310
#*	CoreCard Corp.	34,016	404,790
#*	Corsair Gaming, Inc.	221,321	1,817,045
*	CPI Card Group, Inc.	2,818	82,652
#	Crane NXT Co.	182,408	11,469,815
*	Credo Technology Group Holding Ltd.	682,135	18,929,246
*	Crexendo, Inc.	2,156	8,991
#*	CS Disco, Inc.	167,655	1,036,108
	CSP, Inc.	54,624	844,487
#	CTS Corp.	219,217	10,715,327
*	CVD Equipment Corp.	8,212	32,027
#*	Daily Journal Corp.	4,852	2,259,091
*	Daktronics, Inc.	306,883	4,597,107
*	Data I/O Corp.	31,665	82,646
*	Diebold Nixdorf, Inc.	39,083	1,702,065
#*	Digi International, Inc.	241,674	6,597,700
#*	DigitalOcean Holdings, Inc.	320,824	10,628,899
*	Diodes, Inc.	285,172	22,300,450
	Dolby Laboratories, Inc., Class A	121,857	9,597,457
*	DoubleVerify Holdings, Inc.	388,455	8,204,170
*	Dropbox, Inc., Class A	624,390	14,935,409
*	DXC Technology Co.	1,263,319	25,695,896
#*	E2open Parent Holdings, Inc.	411,383	1,921,159
#*	Eastman Kodak Co.	97,363	565,679
*	eGain Corp.	95,231	690,425
#*	Enfusion, Inc., Class A	154,471	1,464,385
#*	Envestnet, Inc.	214,353	13,285,599
*	ePlus, Inc.	161,878	14,879,826
#*	EverCommerce, Inc.	79,507	958,854
#*	Everspin Technologies, Inc.	106,425	660,899
*	Extreme Networks, Inc.	330,537	4,726,679
*	Fabrinet	227,692	50,219,748
#*	FARO Technologies, Inc.	56,825	971,708
#*	Fastly, Inc., Class A	211,520	1,713,312
#*	Five9, Inc.	113,684	5,064,622
*	FormFactor, Inc.	438,837	23,504,110
#*	Frequency Electronics, Inc.	63,812	867,843

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Freshworks, Inc., Class A	863,743	$10,796,787
#*	Globant SA	75,544	14,709,172
*	Grid Dynamics Holdings, Inc.	267,058	3,445,048
*	Guidewire Software, Inc.	8,166	1,225,472
	Hackett Group, Inc.	250,061	6,821,664
*	Harmonic, Inc.	717,049	10,511,938
*	HashiCorp, Inc., Class A	188,259	6,353,741
*	Ichor Holdings Ltd.	199,594	6,786,196
*	Identiv, Inc.	5,061	19,789
	Immersion Corp.	137,847	1,760,306
#*	indie Semiconductor, Inc., Class A	439,812	2,630,076
#*	Infinera Corp.	543,001	3,225,426
#*	Informatica, Inc., Class A	251,001	6,008,964
	Information Services Group, Inc.	56,049	194,490
#*	Insight Enterprises, Inc.	216,302	48,559,799
#*	Instructure Holdings, Inc.	78,866	1,842,310
#*	Intapp, Inc.	225,738	8,088,193
#	InterDigital, Inc.	167,666	20,582,678
#*	inTEST Corp.	79,393	857,444
*	Intevac, Inc.	39,038	150,687
*	IPG Photonics Corp.	157,731	12,681,572
#*	Issuer Direct Corp.	13,122	125,053
*	Iteris, Inc.	261,361	1,283,283
*	Itron, Inc.	304,757	31,524,064
#*	Jamf Holding Corp.	481,516	8,816,558
#*	JFrog Ltd.	461,149	17,781,905
*	Key Tronic Corp.	48,645	188,256
*	Kimball Electronics, Inc.	163,395	3,872,462
*	Knowles Corp.	596,263	10,893,725
#	Kulicke & Soffa Industries, Inc.	302,491	14,268,500
*	KVH Industries, Inc.	115,064	512,035
*	Kyndryl Holdings, Inc.	1,120,611	30,110,818
#*	Lantronix, Inc.	167,087	685,057
*	Lattice Semiconductor Corp.	232,538	12,324,514
*	LGL Group, Inc.	15,751	88,678
	Littelfuse, Inc.	68,021	18,169,089
*	LiveRamp Holdings, Inc.	425,611	12,887,501
#*	Lumentum Holdings, Inc.	229,785	11,898,267
*	Luna Innovations, Inc.	168,747	506,241
*	MACOM Technology Solutions Holdings, Inc.	293,005	29,570,065
*	Magnachip Semiconductor Corp.	31,888	162,310
#*	Marathon Digital Holdings, Inc.	143,500	2,822,645
*	Matterport, Inc.	563,825	2,503,383
*	MaxLinear, Inc.	378,348	5,349,841
#*	MeridianLink, Inc.	134,508	3,178,424
	Methode Electronics, Inc.	162,100	2,052,186
#*	Mirion Technologies, Inc.	703,271	7,412,476
#*	Mitek Systems, Inc.	257,747	3,430,613
#*	M-Tron Industries, Inc.	7,875	275,783
*	N-able, Inc.	610,223	8,506,509
#	Napco Security Technologies, Inc.	221,527	12,363,422
#*	Navitas Semiconductor Corp.	267,553	992,622
#*	nCino, Inc.	280,942	9,203,660
#*	NCR Voyix Corp.	614,753	9,067,607
#*	NETGEAR, Inc.	151,954	2,413,030
*	NetScout Systems, Inc.	465,328	9,469,425
	Network-1 Technologies, Inc.	135,577	216,923
#*	nLight, Inc.	206,268	2,489,655
#*	Novanta, Inc.	213,343	38,653,485

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	NVE Corp.	27,530	$2,458,429
*	Olo, Inc., Class A	156,870	749,839
*	ON24, Inc.	183,674	1,206,738
*	OneSpan, Inc.	166,968	2,471,126
*	Onto Innovation, Inc.	277,551	53,095,506
*	Ooma, Inc.	25,535	265,564
*	Optical Cable Corp.	19,296	53,064
*	OSI Systems, Inc.	96,683	14,307,150
#*	PAR Technology Corp.	149,963	7,594,126
	PC Connection, Inc.	133,963	9,587,732
*	PDF Solutions, Inc.	235,819	8,274,889
	Pegasystems, Inc.	112,606	7,850,890
*	Photronics, Inc.	421,036	10,698,525
*	Plexus Corp.	196,601	25,198,350
#	Power Integrations, Inc.	316,384	23,108,687
#*	Powerfleet, Inc. NJ	197,211	893,366
*	PowerSchool Holdings, Inc., Class A	438,923	9,902,103
#	Progress Software Corp.	252,512	14,746,701
*	Q2 Holdings, Inc.	235,410	15,883,113
*	Qualys, Inc.	204,866	30,553,715
*	Rambus, Inc.	472,334	24,296,861
#*	Red Violet, Inc.	27,053	696,885
#	ReposiTrak, Inc.	823	15,728
*	RF Industries Ltd.	18,967	79,092
*	Ribbon Communications, Inc.	498,338	1,689,366
#	Richardson Electronics Ltd.	81,237	972,407
#*	Rimini Street, Inc.	86,176	191,311
*	RingCentral, Inc., Class A	38,280	1,341,714
#*	Riot Platforms, Inc.	992,037	10,108,857
*	Rogers Corp.	110,454	13,495,270
#*	Sanmina Corp.	377,256	28,418,694
	Sapiens International Corp. NV	179,480	6,981,772
*	ScanSource, Inc.	151,203	7,870,116
*	SecureWorks Corp., Class A	18,934	145,792
*	SEMrush Holdings, Inc., Class A	192,050	2,830,817
#*	SentinelOne, Inc., Class A	893,875	20,469,737
*	SigmaTron International, Inc.	4,390	14,707
#*††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	146,228	17,566,370
#*	SiTime Corp.	48,299	6,856,043
*	SMART Global Holdings, Inc.	347,463	8,130,634
#*	SmartRent, Inc.	146,672	269,876
*	Smartsheet, Inc., Class A	254,549	12,208,170
	SolarWinds Corp.	605,264	7,220,800
#*	SoundThinking, Inc.	28,953	447,613
#*	Sprinklr, Inc., Class A	235,452	2,314,493
*	SPS Commerce, Inc.	142,845	30,771,670
††	SRAX, Inc.	70,653	7,065
#*	Synaptics, Inc.	209,559	18,298,692
*	Synchronoss Technologies, Inc.	10,632	111,104
*	Telos Corp.	91,648	394,086
*	Teradata Corp.	249,499	8,088,758
#*	Terawulf, Inc.	908,016	3,777,347
#*	Thoughtworks Holding, Inc.	9,880	34,382
*	TransAct Technologies, Inc.	37,099	148,025
*	Trio-Tech International	12,740	70,299
*	TTM Technologies, Inc.	682,047	13,218,071
*	Turtle Beach Corp.	91,798	1,328,317
*	Twilio, Inc., Class A	1,707	100,935

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	UiPath, Inc., Class A	892,525	$10,862,029
*	Ultra Clean Holdings, Inc.	296,635	12,832,430
*	Unisys Corp.	283,770	1,350,745
#*	Unity Software, Inc.	393,187	6,432,539
	Universal Display Corp.	64,111	14,272,391
#*	Upland Software, Inc.	13,749	31,691
#*	Varonis Systems, Inc.	63,938	3,524,902
#*	Veeco Instruments, Inc.	281,073	11,639,233
*	Verint Systems, Inc.	363,410	13,133,637
#*	Vertex, Inc., Class A	219,849	8,717,013
#*	Viant Technology, Inc., Class A	62,257	724,049
*	Viavi Solutions, Inc.	1,245,757	10,015,886
#	Vishay Intertechnology, Inc.	831,433	20,212,136
*	Vishay Precision Group, Inc.	88,025	3,018,377
	Vontier Corp.	565,630	22,189,665
*	WidePoint Corp.	8,260	30,975
#*	Wolfspeed, Inc.	73,516	1,385,777
#	Xerox Holdings Corp.	543,078	5,846,235
*	Xperi, Inc.	163,668	1,337,168
*	Yext, Inc.	307,905	1,773,533
#*	Zuora, Inc., Class A	129,981	1,178,928
TOTAL INFORMATION TECHNOLOGY			2,053,407,710
MATERIALS — (5.8%)
	AdvanSix, Inc.	116,795	3,266,756
	Alcoa Corp.	588,352	19,439,150
#	Alpha Metallurgical Resources, Inc.	64,557	19,070,783
*	Alto Ingredients, Inc.	181,923	289,258
	American Vanguard Corp.	89,534	861,317
#*	Ampco-Pittsburgh Corp.	11,637	18,386
#*	Arcadium Lithium PLC	1,062,686	3,379,341
	Arch Resources, Inc.	108,228	15,860,813
	Ardagh Metal Packaging SA	50,398	185,465
#*	Arq, Inc.	4,600	30,084
*	Ascent Industries Co.	43,974	443,258
	Ashland, Inc.	211,165	20,409,097
#*	Aspen Aerogels, Inc.	278,150	5,677,041
#*	ATI, Inc.	615,494	41,675,099
	Avient Corp.	469,364	21,234,027
*	Axalta Coating Systems Ltd.	678,972	24,205,352
	Balchem Corp.	196,529	34,876,036
	Berry Global Group, Inc.	284,899	18,723,562
#*	Bioceres Crop Solutions Corp.	9,257	102,753
#	Cabot Corp.	367,137	36,820,170
	Caledonia Mining Corp. PLC	13,224	154,721
	Carpenter Technology Corp.	329,599	48,078,606
#*	Century Aluminum Co.	516,684	7,807,095
	Chemours Co.	459,657	11,109,910
*	Clearwater Paper Corp.	110,813	6,146,797
*	Cleveland-Cliffs, Inc.	873,311	13,405,324
#*	Coeur Mining, Inc.	1,611,654	10,459,634
	Commercial Metals Co.	715,898	43,025,470
#	Compass Minerals International, Inc.	15,665	208,345
*	Core Molding Technologies, Inc.	46,870	864,751
	Crown Holdings, Inc.	36,315	3,221,140
*	Dakota Gold Corp.	35,230	83,847
	Eagle Materials, Inc.	109,007	29,682,606
*	Ecovyst, Inc.	507,858	4,844,965
	Element Solutions, Inc.	1,612,787	43,464,610

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ferroglobe PLC	500,402	$2,777,231
	FMC Corp.	167,817	9,793,800
	Fortitude Gold Corp.	179,751	834,045
	Friedman Industries, Inc.	63,820	1,078,558
#*	Gatos Silver, Inc.	96,693	1,228,968
#	Graphic Packaging Holding Co.	533,921	16,071,022
	Greif, Inc. (GEF US), Class A	203,851	13,592,785
	Greif, Inc. (GEF/B US), Class B	25,799	1,823,215
	Hawkins, Inc.	149,364	15,518,920
	Haynes International, Inc.	44,913	2,674,569
#	HB Fuller Co.	342,326	29,508,501
	Hecla Mining Co.	2,726,385	15,758,505
	Huntsman Corp.	595,035	14,239,188
*	Ingevity Corp.	94,034	4,315,220
	Innospec, Inc.	146,461	19,206,896
#*	Intrepid Potash, Inc.	69,391	1,810,411
#	Kaiser Aluminum Corp.	116,126	9,137,955
*	Knife River Corp.	217,934	17,330,112
	Koppers Holdings, Inc.	140,855	5,734,207
#	Kronos Worldwide, Inc.	205,368	2,456,201
	Louisiana-Pacific Corp.	377,669	37,071,989
#*	LSB Industries, Inc.	329,845	3,004,888
	Materion Corp.	113,591	13,679,764
	Mativ Holdings, Inc.	367,327	7,012,272
#*	McEwen Mining, Inc.	29,488	278,367
	Mercer International, Inc.	508,680	3,876,142
*	Metallus, Inc.	319,594	7,165,297
	Minerals Technologies, Inc.	221,919	17,394,011
	Mosaic Co.	149,227	4,442,488
#*	MP Materials Corp.	299,817	4,053,526
#	Myers Industries, Inc.	308,354	4,594,475
	NewMarket Corp.	28,631	16,058,269
*	Nexa Resources SA	13,494	97,697
#	Northern Technologies International Corp.	45,686	601,685
*	O-I Glass, Inc.	338,090	4,516,882
	Olin Corp.	270,116	12,319,991
#	Olympic Steel, Inc.	80,206	4,064,840
	Orion SA	333,093	8,200,750
	Pactiv Evergreen, Inc.	112,332	1,476,042
*	Perimeter Solutions SA	89,435	866,625
	Quaker Chemical Corp.	52,692	9,567,286
	Radius Recycling, Inc.	175,609	3,182,035
	Ramaco Resources, Inc. (METC US), Class A	101,965	1,386,724
	Ramaco Resources, Inc. (METCB US), Class B	5,450	63,711
*	Ranpak Holdings Corp.	168,245	1,214,729
*	Rayonier Advanced Materials, Inc.	226,487	1,506,139
#††	Resolute Forest Products, Inc.	595,780	846,008
	Royal Gold, Inc.	95,689	13,216,565
#	Ryerson Holding Corp.	290,459	6,910,020
	Sealed Air Corp.	350,527	13,337,552
	Sensient Technologies Corp.	268,799	20,979,762
	Silgan Holdings, Inc.	649,949	33,426,877
#*	Smith-Midland Corp.	9,829	341,263
	Sonoco Products Co.	308,631	16,641,384
	Stepan Co.	145,690	12,329,745
*	Summit Materials, Inc., Class A	697,355	29,135,492
	SunCoke Energy, Inc.	476,619	5,576,442
	Sylvamo Corp.	168,777	12,440,553
	Tredegar Corp.	55,399	316,328

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	TriMas Corp.	259,297	$6,373,520
	Tronox Holdings PLC	683,634	11,047,525
*	U.S. Gold Corp.	809	4,725
	U.S. Lime & Minerals, Inc.	178,985	15,222,674
#	U.S. Steel Corp.	119,373	4,905,037
#*	Universal Stainless & Alloy Products, Inc.	38,916	1,460,128
	Warrior Met Coal, Inc.	175,363	12,119,337
	Worthington Steel, Inc.	331,956	13,235,086
TOTAL MATERIALS			1,071,578,525
REAL ESTATE — (0.5%)
*	AMREP Corp.	10,559	268,832
#*	Anywhere Real Estate, Inc.	205,173	968,417
#*	CKX Lands, Inc.	5,107	66,953
*	Compass, Inc., Class A	84,368	370,376
*	Comstock Holding Cos., Inc.	19,084	121,183
*	Cushman & Wakefield PLC	868,209	11,382,220
#	DigitalBridge Group, Inc.	464,156	6,558,524
*	Douglas Elliman, Inc.	96,349	198,479
*	Five Point Holdings LLC, Class A	3,524	11,805
*	Forestar Group, Inc.	211,082	6,676,524
*	FRP Holdings, Inc.	171,481	5,159,863
*	Howard Hughes Holdings, Inc.	200,043	14,837,189
*	Jones Lang LaSalle, Inc.	19,977	5,012,229
*»	JW Mays, Inc.	200	8,700
#	Kennedy-Wilson Holdings, Inc.	139,079	1,447,812
#	Marcus & Millichap, Inc.	182,499	7,228,785
#*	Maui Land & Pineapple Co., Inc.	98,237	2,348,847
	Newmark Group, Inc., Class A	549,524	7,132,822
#*	Opendoor Technologies, Inc.	2,051,666	4,759,865
#*	Rafael Holdings, Inc., Class B	17,033	25,379
	RE/MAX Holdings, Inc., Class A	41,271	398,265
	RMR Group, Inc., Class A	67,969	1,763,116
	St. Joe Co.	303,448	18,716,673
#*	Stratus Properties, Inc.	40,642	1,122,532
#*	Tejon Ranch Co.	116,630	2,215,970
TOTAL REAL ESTATE			98,801,360
UTILITIES — (2.6%)
	ALLETE, Inc.	287,291	18,530,270
#*	Altus Power, Inc.	308,846	1,297,153
	American States Water Co.	226,097	18,659,785
#	Artesian Resources Corp., Class A	82,962	3,249,622
	Avista Corp.	460,250	18,032,595
	Black Hills Corp.	270,400	15,967,120
#	Brookfield Infrastructure Corp. (BIPC US), Class A	445,253	17,320,342
	California Water Service Group	359,985	19,244,798
	Chesapeake Utilities Corp.	121,471	14,337,222
#	Clearway Energy, Inc. (CWEN US), Class C	326,673	8,715,636
	Clearway Energy, Inc. (CWENA US), Class A	132,629	3,266,652
#	Consolidated Water Co. Ltd.	105,168	3,056,182
	Genie Energy Ltd., Class B	179,580	3,045,677
	Global Water Resources, Inc.	26,333	340,486
#	IDACORP, Inc.	171,757	16,789,247
#	MGE Energy, Inc.	233,307	20,493,687
#	Middlesex Water Co.	109,814	7,300,435
#*	Montauk Renewables, Inc.	169,892	1,009,158
	National Fuel Gas Co.	261,806	15,339,214

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	New Jersey Resources Corp.	547,914	$25,614,979
#	Northwest Natural Holding Co.	146,171	5,843,917
	Northwestern Energy Group, Inc.	340,511	18,309,276
	OGE Energy Corp.	510,190	19,780,066
#	ONE Gas, Inc.	249,575	17,377,907
#	Ormat Technologies, Inc.	266,023	20,654,026
#	Otter Tail Corp.	267,886	25,963,511
#	Pinnacle West Capital Corp.	199,751	17,096,688
	PNM Resources, Inc.	540,946	22,492,535
	Portland General Electric Co.	436,179	20,666,161
*	Pure Cycle Corp.	104,565	1,150,215
	RGC Resources, Inc.	31,616	711,676
	SJW Group	164,930	9,996,407
	Southwest Gas Holdings, Inc.	281,001	20,839,034
	Spire, Inc.	313,275	20,860,982
	UGI Corp.	482,028	11,944,654
	Unitil Corp.	115,940	7,104,803
#	York Water Co.	127,106	5,250,749
TOTAL UTILITIES			477,652,867
TOTAL COMMON STOCKS			16,585,383,658
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	5,518	126,196
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*»	TurnOnGreen, Inc. Warrants 07/14/2028	90,960	100
TOTAL INVESTMENT SECURITIES (Cost $9,326,790,651)			16,585,509,954

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	164,222,883	164,222,883
SECURITIES LENDING COLLATERAL — (8.8%)
@§	The DFA Short Term Investment Fund	139,753,207	1,616,525,349
TOTAL INVESTMENTS — (100.0%)
(Cost $11,107,597,213)^^			$18,366,258,186
As of July 31, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	537	09/20/24	$152,574,790	$149,232,300	$(3,342,490)
Total Futures Contracts			$152,574,790	$149,232,300	$(3,342,490)

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$400,303,646	$38,310	—	$400,341,956
Consumer Discretionary	2,414,435,542	—	—	2,414,435,542
Consumer Staples	711,530,187	173,479	—	711,703,666
Energy	871,151,177	—	—	871,151,177
Financials	3,536,049,368	82,696	—	3,536,132,064
Health Care	1,433,498,456	—	$2,352,405	1,435,850,861
Industrials	3,514,313,492	10,270	4,168	3,514,327,930
Information Technology	2,053,400,645	—	7,065	2,053,407,710
Materials	1,070,732,517	—	846,008	1,071,578,525
Real Estate	98,792,660	8,700	—	98,801,360
Utilities	477,652,867	—	—	477,652,867
Preferred Stocks
Communication Services	126,196	—	—	126,196
Rights/Warrants
Financials	—	100	—	100
Temporary Cash Investments	164,222,883	—	—	164,222,883
Securities Lending Collateral	—	1,616,525,349	—	1,616,525,349
Total Investments in Securities	$16,746,209,636	$1,616,838,904	$3,209,646˂˃	$18,366,258,186
Financial Instruments
Liabilities
Futures Contracts**	(3,342,490)	—	—	(3,342,490)
Total Financial Instruments	$(3,342,490)	—	—	$(3,342,490)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.6%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	341,786	$1,370,562
#*	Altice USA, Inc., Class A	602,413	1,259,043
*	AMC Networks, Inc., Class A	65,064	724,162
*	Anterix, Inc.	72,354	2,912,972
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	61,107	2,806,033
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	203,906	8,855,638
	ATN International, Inc.	66,070	1,960,297
*	Bandwidth, Inc., Class A	101,569	2,317,805
#*	Boston Omaha Corp., Class A	97,225	1,429,207
#*	Bumble, Inc., Class A	308,466	2,881,072
#	Cable One, Inc.	16,717	6,910,473
#*	Cardlytics, Inc.	5,162	42,793
*	Cargurus, Inc.	444,224	11,025,640
*	Cars.com, Inc.	414,504	8,547,072
#*	Cinemark Holdings, Inc.	550,854	12,989,137
*	Consolidated Communications Holdings, Inc.	158,058	727,067
*	DHI Group, Inc.	179,148	379,794
#*	EchoStar Corp., Class A	113,139	2,271,831
#*	Emerald Holding, Inc.	115,008	652,095
	Entravision Communications Corp., Class A	810,206	1,774,351
*	Eventbrite, Inc., Class A	181,781	888,909
*	EverQuote, Inc., Class A	57,997	1,513,142
*	EW Scripps Co., Class A	408,727	1,536,814
*	Gaia, Inc.	42,227	208,179
#*	Gambling.com Group Ltd.	12,876	123,867
#*	Gannett Co., Inc.	526,481	2,585,022
#*	Gogo, Inc.	45,284	411,179
	Gray Television, Inc. (GTN US)	407,809	2,622,212
#	Gray Television, Inc. (GTN/A US), Class A	3,666	32,481
	IDT Corp., Class B	243,518	9,309,693
*	IMAX Corp.	213,810	4,511,391
*	Integral Ad Science Holding Corp.	141,226	1,437,681
	Iridium Communications, Inc.	41,171	1,181,608
	John Wiley & Sons, Inc. (WLY US), Class A	154,455	7,375,226
*	Liberty Latin America Ltd. (LILA US), Class A	163,278	1,711,153
*	Liberty Latin America Ltd. (LILAK US), Class C	705,428	7,477,537
*	LICT Corp.	1	9,165
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	206,746	1,895,861
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	442,001	3,642,088
*»	Machten, Inc.	97	679
*	Madison Square Garden Entertainment Corp.	113,440	4,479,746
*	Magnite, Inc.	108,914	1,583,610
#	Marcus Corp.	101,780	1,281,410
#*	Nextdoor Holdings, Inc.	18,095	51,390
*	Outbrain, Inc.	2,505	11,974
*»	Pegasus Cos., Inc.	41	1,230
*	Playstudios, Inc.	62,152	134,870
*	PubMatic, Inc., Class A	150,929	3,314,401
*	QuinStreet, Inc.	229,911	4,299,336
#*	Reading International, Inc. (RDI US), Class A	109,290	159,563
#*»	Reading International, Inc. (RDIB US), Class B	11,620	159,891
#*	Reservoir Media, Inc.	19,718	156,955
	Saga Communications, Inc., Class A	22,337	346,223

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	140,720	$4,408,758
	Shenandoah Telecommunications Co.	380,425	8,099,248
#	Shutterstock, Inc.	149,366	6,604,965
#	Sinclair, Inc.	109,856	1,689,585
#*	Sphere Entertainment Co.	118,627	5,276,529
	Spok Holdings, Inc.	68,707	1,053,278
#*	Stagwell, Inc.	237,515	1,586,600
*	TechTarget, Inc.	180,160	5,765,120
	TEGNA, Inc.	613,936	9,780,000
	Telephone & Data Systems, Inc.	262,068	5,555,842
*	Thryv Holdings, Inc.	136,702	2,662,955
	Townsquare Media, Inc., Class A	71,557	864,409
*	Travelzoo	71,454	726,687
*	TripAdvisor, Inc.	206,495	3,640,507
*	TrueCar, Inc.	552,329	2,021,524
*	U.S. Cellular Corp.	144,903	7,788,536
*	Urban One, Inc. (UONE US)	11,067	22,909
*	Urban One, Inc. (UONEK US)	57,956	81,138
*	Vimeo, Inc.	457,507	1,839,178
#*	Vivid Seats, Inc., Class A	64,893	316,678
*	WideOpenWest, Inc.	26,083	142,152
*	Yelp, Inc.	307,178	11,190,495
*	Zedge, Inc., Class B	24,863	90,004
*	Ziff Davis, Inc.	45,120	2,160,346
*	ZipRecruiter, Inc., Class A	25,439	233,021
TOTAL COMMUNICATION SERVICES			219,891,994
CONSUMER DISCRETIONARY — (13.7%)
#*	1-800-Flowers.com, Inc., Class A	205,041	2,124,225
*	1stdibs.com, Inc.	15,412	70,587
	Aaron's Co., Inc.	7,062	70,620
*	Abercrombie & Fitch Co., Class A	309,087	45,584,151
#	Academy Sports & Outdoors, Inc.	39,804	2,152,202
*	Accel Entertainment, Inc.	225,559	2,751,820
#	Acushnet Holdings Corp.	162,106	11,765,654
*	Adient PLC	699,958	18,030,918
*	Adtalem Global Education, Inc.	268,742	21,072,060
#	Advance Auto Parts, Inc.	32,515	2,059,175
#	A-Mark Precious Metals, Inc.	125,454	4,822,452
	AMCON Distributing Co.	5,890	818,828
*	American Axle & Manufacturing Holdings, Inc.	384,063	2,853,588
	American Eagle Outfitters, Inc.	862,452	19,017,067
*	American Outdoor Brands, Inc.	57,967	540,252
*	American Public Education, Inc.	74,621	1,489,435
#*	America's Car-Mart, Inc.	61,632	4,268,016
*	AMMO, Inc.	73,758	134,240
#	Arhaus, Inc.	11,171	169,688
#	Ark Restaurants Corp.	33,977	482,473
#	Arko Corp.	66,912	438,274
	Bassett Furniture Industries, Inc.	77,182	1,014,171
*	Beazer Homes USA, Inc.	81,581	2,746,832
#*	Beyond, Inc.	145,474	1,643,856
*	Biglari Holdings, Inc. (BH US), Class B	9,577	1,922,583
*	Biglari Holdings, Inc. (BH/A US), Class A	840	813,754
#*	BJ's Restaurants, Inc.	140,038	4,422,400
	Bloomin' Brands, Inc.	547,673	11,418,982
*	Boot Barn Holdings, Inc.	218,493	29,164,446
*	Brinker International, Inc.	193,220	12,909,028
#	Buckle, Inc.	227,162	9,811,127

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Build-A-Bear Workshop, Inc.	136,220	$3,694,286
#	Caleres, Inc.	227,259	8,763,107
#	Camping World Holdings, Inc., Class A	15,961	365,188
#	Canterbury Park Holding Corp.	10,905	231,186
*	CarParts.com, Inc.	53,145	53,676
	Carriage Services, Inc.	184,714	5,921,931
#	Carter's, Inc.	182,890	11,073,990
	Cato Corp., Class A	158,869	813,409
*	Cavco Industries, Inc.	67,389	27,940,827
	Century Communities, Inc.	212,216	22,221,137
	Cheesecake Factory, Inc.	131,940	5,131,147
*	Chegg, Inc.	507,151	1,729,385
*	Chuy's Holdings, Inc.	105,852	3,926,051
#*	Citi Trends, Inc.	82,951	1,626,669
#*	Container Store Group, Inc.	26,897	23,659
#*	Cooper-Standard Holdings, Inc.	72,177	1,066,776
#*	Coursera, Inc.	308,931	2,873,058
#	Cracker Barrel Old Country Store, Inc.	24,609	1,127,830
	Crown Crafts, Inc.	12,250	60,883
*	Culp, Inc.	149,674	757,350
	Dana, Inc.	444,962	5,655,467
#*	Dave & Buster's Entertainment, Inc.	286,201	10,764,020
*	Denny's Corp.	210,270	1,547,587
#	Designer Brands, Inc., Class A	60,870	496,699
#*	Destination XL Group, Inc.	164,740	614,480
#	Dine Brands Global, Inc.	31,714	1,136,630
*	Dorman Products, Inc.	102,633	10,403,907
*	Duluth Holdings, Inc., Class B	14,494	52,758
*	Educational Development Corp.	3,317	6,999
*	El Pollo Loco Holdings, Inc.	204,212	2,462,797
	Escalade, Inc.	71,194	1,059,367
#	Ethan Allen Interiors, Inc.	227,675	7,028,327
#*	European Wax Center, Inc., Class A	93,666	879,524
*	Everi Holdings, Inc.	320,539	4,125,337
#*	Figs, Inc., Class A	261,674	1,700,881
#*	First Watch Restaurant Group, Inc.	65,211	1,060,983
	Flanigan's Enterprises, Inc.	21,539	571,860
	Flexsteel Industries, Inc.	25,596	971,368
	Foot Locker, Inc.	366,870	10,661,242
*	Frontdoor, Inc.	371,382	14,654,734
#*	Full House Resorts, Inc.	19,629	110,511
#*	Funko, Inc., Class A	172,533	1,723,605
#*	Garrett Motion, Inc.	406,959	3,564,961
*	Genesco, Inc.	46,032	1,419,167
*	Gentherm, Inc.	216,777	11,961,755
*	G-III Apparel Group Ltd.	410,014	11,304,086
	Golden Entertainment, Inc.	7,760	259,417
*	Goodyear Tire & Rubber Co.	434,904	5,088,377
#*	GoPro, Inc., Class A	153,718	233,651
	Graham Holdings Co., Class B	13,765	10,665,810
*	Grand Canyon Education, Inc.	76,485	11,927,836
*	Green Brick Partners, Inc.	192,927	14,112,610
	Group 1 Automotive, Inc.	59,066	21,601,618
#*	GrowGeneration Corp.	216,980	501,224
	Guess?, Inc.	473,394	11,385,126
	Hamilton Beach Brands Holding Co., Class A	64,926	1,268,005
#*	Hanesbrands, Inc.	399,725	2,374,367
	Harley-Davidson, Inc.	49,454	1,854,525
#	Haverty Furniture Cos., Inc. (HVT US)	120,317	3,521,679

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	$533,189
*	Helen of Troy Ltd.	95,531	5,646,837
*	Hilton Grand Vacations, Inc.	15,162	655,150
*	Holley, Inc.	56,695	223,378
	Hooker Furnishings Corp.	29,423	449,289
*	Hovnanian Enterprises, Inc., Class A	24,571	5,157,207
#*	Inspired Entertainment, Inc.	23,511	217,007
#	Installed Building Products, Inc.	29,371	7,940,450
	J Jill, Inc.	59,109	2,272,741
	Jack in the Box, Inc.	8,994	534,603
*	JAKKS Pacific, Inc.	12,623	265,588
	Johnson Outdoors, Inc., Class A	73,349	3,109,998
#	Kohl's Corp.	448,867	9,722,459
	Kontoor Brands, Inc.	241,697	16,955,045
#	Krispy Kreme, Inc.	203,075	2,158,687
#*	Kura Sushi USA, Inc., Class A	32,438	1,864,861
	Lakeland Industries, Inc.	52,171	1,231,236
#*	Lands' End, Inc.	138,486	2,449,817
*	Landsea Homes Corp.	81,773	995,995
*	Latham Group, Inc.	32,455	118,136
	Laureate Education, Inc.	868,618	13,463,579
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	14,515,836
#	LCI Industries	65,232	7,611,922
*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	43,413	1,236,402
	Leggett & Platt, Inc.	209,511	2,759,260
#*	Leslie's, Inc.	7,364	21,724
*	LGI Homes, Inc.	87,608	10,081,053
#*	Life Time Group Holdings, Inc.	47,543	987,468
	Lifetime Brands, Inc.	103,294	892,460
*	Lincoln Educational Services Corp.	85,727	1,209,608
#*	Lindblad Expeditions Holdings, Inc.	16,628	143,167
*	Live Ventures, Inc.	6,057	108,117
#*	Lovesac Co.	44,651	1,221,651
*	M/I Homes, Inc.	121,927	20,341,081
#*	Malibu Boats, Inc., Class A	116,014	4,413,173
	Marine Products Corp.	185,819	1,967,823
*	MarineMax, Inc.	144,058	5,023,302
	Marriott Vacations Worldwide Corp.	32,506	2,749,357
*	MasterCraft Boat Holdings, Inc.	36,756	804,221
#*	Mister Car Wash, Inc.	85,098	646,745
*	Modine Manufacturing Co.	300,478	35,354,242
	Monarch Casino & Resort, Inc.	27,353	2,141,193
*	Motorcar Parts of America, Inc.	84,137	509,029
#	Movado Group, Inc.	126,566	3,278,059
	Nathan's Famous, Inc.	53,185	3,991,534
*	National Vision Holdings, Inc.	311,867	4,509,597
#	Newell Brands, Inc.	972,691	8,355,416
	Nobility Homes, Inc.	2,100	71,925
#	Nordstrom, Inc.	181,237	4,137,641
*	ODP Corp.	328,642	13,885,125
#*	ONE Group Hospitality, Inc.	26,605	134,887
*	OneSpaWorld Holdings Ltd.	361,754	5,820,622
#*	OneWater Marine, Inc., Class A	45,596	1,125,309
#	Oxford Industries, Inc.	129,087	13,596,734
#	Papa John's International, Inc.	40,675	1,799,055
#	Patrick Industries, Inc.	161,967	20,741,494
#*	Penn Entertainment, Inc.	51,671	1,031,870

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Perdoceo Education Corp.	538,380	$13,346,440
	PetMed Express, Inc.	8,499	32,211
	Phinia, Inc.	32,757	1,464,238
*	Playa Hotels & Resorts NV	642,201	5,442,653
*	PlayAGS, Inc.	68,953	789,512
#*	Portillo's, Inc., Class A	18,202	188,573
*	Potbelly Corp.	124,148	906,280
»	QEP Co., Inc.	7,890	291,851
#*	QuantumScape Corp.	121,131	782,506
#*	Rave Restaurant Group, Inc.	23,757	43,713
#	RCI Hospitality Holdings, Inc.	32,826	1,624,230
#*	Red Robin Gourmet Burgers, Inc.	9,900	55,539
#*	Restoration Hardware, Inc.	12,582	3,649,787
#*	Revolve Group, Inc.	11,539	223,280
	Rocky Brands, Inc.	43,280	1,483,638
#*	Sabre Corp.	383,486	1,315,357
#*	Sally Beauty Holdings, Inc.	139,310	1,595,100
*	Shake Shack, Inc., Class A	161,121	14,117,422
#	Shoe Carnival, Inc.	203,740	8,652,838
#	Signet Jewelers Ltd.	195,670	16,461,717
	Six Flags Entertainment Corp.	252,218	12,013,143
*	Skyline Champion Corp.	57,382	4,677,207
#*	Sleep Number Corp.	3,188	37,618
	Smith & Wesson Brands, Inc.	335,382	5,550,572
#	Sonic Automotive, Inc., Class A	168,083	10,007,662
*	Sonos, Inc.	265,070	3,578,445
*	Sportsman's Warehouse Holdings, Inc.	1,992	5,080
	Standard Motor Products, Inc.	164,872	5,396,261
	Steven Madden Ltd.	192,679	8,736,066
#*	Stitch Fix, Inc., Class A	285,462	1,344,526
*	Stoneridge, Inc.	235,367	3,956,519
	Strategic Education, Inc.	107,770	11,358,958
*	Strattec Security Corp.	25,022	613,539
#*	Stride, Inc.	307,962	23,398,953
	Superior Group of Cos., Inc.	111,721	2,225,482
#*	Superior Industries International, Inc.	26,579	89,040
#*	Sweetgreen, Inc., Class A	206,972	5,687,591
*	Taylor Morrison Home Corp.	49,193	3,299,866
*	ThredUp, Inc., Class A	8,207	17,235
*	Tile Shop Holdings, Inc.	130,259	940,470
#*	Tilly's, Inc., Class A	98,713	578,458
*	Topgolf Callaway Brands Corp.	786,870	12,983,355
	Travel & Leisure Co.	287,890	13,268,850
*	Tri Pointe Homes, Inc.	625,733	28,314,418
#*	Under Armour, Inc. (UA US), Class C	523,464	3,554,321
#*	Under Armour, Inc. (UAA US), Class A	433,845	3,023,900
*	Unifi, Inc.	69,353	390,457
#*	United Parks & Resorts, Inc.	58,305	3,069,758
*	Universal Electronics, Inc.	65,190	775,109
*	Universal Technical Institute, Inc.	170,085	3,221,410
	Upbound Group, Inc.	343,482	12,959,576
*	Urban Outfitters, Inc.	377,548	17,386,085
#*	Vera Bradley, Inc.	146,151	1,005,519
*	Victoria's Secret & Co.	1,082	19,206
#*	Vista Outdoor, Inc.	499,839	20,308,459
*	Visteon Corp.	14,049	1,623,221
*	Vizio Holding Corp., Class A	35,147	385,914
*	VOXX International Corp.	95,213	243,745
#*	Warby Parker, Inc., Class A	9,201	151,540

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wendy's Co.	85,271	$1,443,638
	Weyco Group, Inc.	60,632	2,110,600
	Winmark Corp.	42,095	16,654,466
#	Winnebago Industries, Inc.	193,218	12,079,989
#	Wolverine World Wide, Inc.	21,525	320,077
	Worthington Enterprises, Inc.	161,919	8,081,377
#*	XPEL, Inc.	38,228	1,562,378
*	YETI Holdings, Inc.	96,225	3,978,904
*	Zumiez, Inc.	182,689	4,643,954
TOTAL CONSUMER DISCRETIONARY			1,129,440,902
CONSUMER STAPLES — (3.5%)
#	Alico, Inc.	68,294	2,011,258
	Andersons, Inc.	246,851	13,460,785
#	B&G Foods, Inc.	44,839	386,512
*	Boston Beer Co., Inc. , Class A	10,798	3,025,708
*	Bridgford Foods Corp.	72,953	682,840
	Calavo Growers, Inc.	117,112	2,786,094
	Cal-Maine Foods, Inc.	201,985	14,456,066
#*	Central Garden & Pet Co. (CENT US)	69,768	2,779,557
*	Central Garden & Pet Co. (CENTA US), Class A	368,420	12,658,911
*	Chefs' Warehouse, Inc.	217,305	9,037,715
	Dole PLC	11,060	164,241
#*	Duckhorn Portfolio, Inc.	268,003	1,945,702
#	Edgewell Personal Care Co.	310,477	12,155,174
#	Energizer Holdings, Inc.	69,937	2,153,360
*	Farmer Bros Co.	21,702	59,029
#*	Forafric Global PLC	6,341	74,380
	Fresh Del Monte Produce, Inc.	175,819	4,404,266
#*	Freshpet, Inc.	85,314	10,382,714
*	Grocery Outlet Holding Corp.	44,516	870,733
*	Hain Celestial Group, Inc.	23,023	178,198
#*	Herbalife Ltd.	127,521	1,565,958
#*	HF Foods Group, Inc.	7,090	28,289
	Ingles Markets, Inc., Class A	123,817	10,035,368
	Inter Parfums, Inc.	74,540	10,486,287
	J&J Snack Foods Corp.	51,750	8,730,225
	John B Sanfilippo & Son, Inc.	72,313	7,583,464
	Lifevantage Corp.	41,429	338,889
*	Lifeway Foods, Inc.	33,111	408,259
#	Limoneira Co.	64,193	1,414,814
*	Mama's Creations, Inc.	100,181	763,379
#	Medifast, Inc.	77,154	1,691,987
#	MGP Ingredients, Inc.	141,007	11,499,121
#*	Mission Produce, Inc.	170,386	1,915,139
*	Natural Alternatives International, Inc.	67,637	393,647
	Natural Grocers by Vitamin Cottage, Inc.	114,017	3,110,384
*	Nature's Sunshine Products, Inc.	163,343	2,794,799
	Oil-Dri Corp. of America	56,726	3,692,863
	PriceSmart, Inc.	157,174	14,354,701
*	Rocky Mountain Chocolate Factory, Inc.	65,289	123,396
	Seaboard Corp.	921	2,991,325
*	Seneca Foods Corp. (SENEA US), Class A	43,844	2,645,547
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	690,441
*	Simply Good Foods Co.	110,512	3,748,567
	SpartanNash Co.	290,851	6,142,773
	Spectrum Brands Holdings, Inc.	10,611	897,797
*	Sprouts Farmers Market, Inc.	160,739	16,056,219
#	Tootsie Roll Industries, Inc.	161,044	4,966,597

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	TreeHouse Foods, Inc.	208,430	$8,395,560
	Turning Point Brands, Inc.	91,451	3,449,532
*	United Natural Foods, Inc.	47,632	738,296
	United-Guardian, Inc.	33,435	373,135
	Universal Corp.	132,394	7,072,487
*	USANA Health Sciences, Inc.	37,913	1,690,920
#	Utz Brands, Inc.	118,250	1,754,830
	Vector Group Ltd.	914,140	11,682,709
	Village Super Market, Inc., Class A	61,728	1,955,543
#*	Vita Coco Co., Inc.	111,443	2,879,687
*	Vital Farms, Inc.	168,689	6,155,462
#	WD-40 Co.	50,247	13,145,118
#	Weis Markets, Inc.	196,657	14,837,771
*	Willamette Valley Vineyards, Inc.	3,868	15,163
TOTAL CONSUMER STAPLES			286,889,691
ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	31,682	848,761
*	Amplify Energy Corp.	86,112	646,701
	Archrock, Inc.	894,239	18,537,574
	Ardmore Shipping Corp.	181,369	3,932,080
#	Atlas Energy Solutions, Inc.	946	20,093
	Berry Corp.	219,625	1,506,627
*	Bristow Group, Inc.	121,557	4,613,088
#	Cactus, Inc., Class A	49,617	3,131,825
#	California Resources Corp.	170,701	8,780,859
#*	Centrus Energy Corp., Class A	64,228	2,806,121
#*	Clean Energy Fuels Corp.	930,625	2,652,281
*	CNX Resources Corp.	1,161,237	30,737,943
#	Comstock Resources, Inc.	14,027	132,836
*	CONSOL Energy, Inc.	159,990	15,968,602
#	Core Laboratories, Inc.	82,694	2,025,176
	Crescent Energy Co., Class A	81,180	992,831
#	CVR Energy, Inc.	241,183	6,897,834
	Delek U.S. Holdings, Inc.	353,242	8,400,095
	DHT Holdings, Inc.	971,142	11,410,918
*	Diamond Offshore Drilling, Inc.	37,093	609,067
*	DMC Global, Inc.	116,142	1,567,917
	Dorian LPG Ltd.	226,600	9,258,876
*	Dril-Quip, Inc.	269,412	4,666,216
#*	Encore Energy Corp.	401,901	1,567,414
#	Energy Services of America Corp.	44,874	342,389
	Epsilon Energy Ltd.	33,799	184,205
#	Evolution Petroleum Corp.	93,069	523,048
	Excelerate Energy, Inc., Class A	17,546	353,201
*	Expro Group Holdings NV	167,941	3,899,590
*	Forum Energy Technologies, Inc.	16,744	308,927
	FutureFuel Corp.	35,710	199,619
*	Geospace Technologies Corp.	121,063	1,129,518
*	Green Plains, Inc.	178,169	3,158,936
*	Gulf Island Fabrication, Inc.	85,765	535,174
*	Gulfport Energy Corp.	70,166	10,329,137
#*	Hallador Energy Co.	79,131	629,883
*	Helix Energy Solutions Group, Inc.	992,495	11,711,441
#	Helmerich & Payne, Inc.	201,273	8,135,455
	International Seaways, Inc.	256,449	14,361,144
*	Kosmos Energy Ltd.	1,034,177	5,718,999
#	Liberty Energy, Inc.	656,121	15,845,322
#*	Mammoth Energy Services, Inc.	71,460	287,269

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Mexco Energy Corp.	1,906	$19,558
#*	Nabors Industries Ltd.	15,252	1,568,363
	NACCO Industries, Inc., Class A	40,634	1,223,490
*	Natural Gas Services Group, Inc.	91,766	1,868,356
*	Newpark Resources, Inc.	725,833	5,995,381
*††	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Nordic American Tankers Ltd.	927,820	3,460,769
#	Northern Oil & Gas, Inc.	86,159	3,721,207
*	Oceaneering International, Inc.	439,356	13,189,467
*	Oil States International, Inc.	196,854	1,126,005
#*	OPAL Fuels, Inc., Class A	4,407	18,201
*	Par Pacific Holdings, Inc.	310,089	8,232,863
#	Peabody Energy Corp.	265,177	5,889,581
#	PHX Minerals, Inc.	151,244	496,080
*	PrimeEnergy Resources Corp.	2,472	291,993
#*	ProPetro Holding Corp.	372,861	3,575,737
	Ranger Energy Services, Inc.	36,720	476,258
*	REX American Resources Corp.	154,662	7,858,376
#	Riley Exploration Permian, Inc.	7,546	221,022
#	RPC, Inc.	669,491	5,001,098
	SandRidge Energy, Inc.	47,791	649,480
	Scorpio Tankers, Inc.	281,079	21,553,138
*	SEACOR Marine Holdings, Inc.	117,457	1,627,954
*	Seadrill Ltd.	50,693	2,788,622
	Select Water Solutions, Inc.	440,763	5,209,819
	SFL Corp. Ltd.	889,603	10,532,899
#	Sitio Royalties Corp., Class A	234,924	5,720,399
#*	Smart Sand, Inc.	122,367	254,523
	Solaris Oilfield Infrastructure, Inc., Class A	110,953	1,459,032
*	Talos Energy, Inc.	396,676	4,696,644
*	Teekay Corp.	417,513	3,619,838
	Teekay Tankers Ltd., Class A	160,516	10,504,167
*	TETRA Technologies, Inc.	472,983	1,764,227
*	Tidewater, Inc.	221,807	21,950,021
#*	TOP Ships, Inc.	4,756	47,512
#*	Transocean Ltd.	193,839	1,122,328
*	U.S. Silica Holdings, Inc.	218,478	3,384,224
#*	Uranium Energy Corp.	207,169	1,228,512
#*	Vital Energy, Inc.	93,530	4,078,843
#	Vitesse Energy, Inc.	23,379	606,919
#	W&T Offshore, Inc.	97,066	233,929
	World Kinect Corp.	364,012	10,166,855
TOTAL ENERGY			396,798,682
FINANCIALS — (20.8%)
	1st Source Corp.	198,015	12,583,853
*	Acacia Research Corp.	101,485	542,945
#	ACNB Corp.	31,333	1,299,693
*	Affinity Bancshares, Inc.	1,853	39,821
	Alerus Financial Corp.	41,346	928,218
#*	AlTi Global, Inc.	1,467	7,188
	Amalgamated Financial Corp.	131,403	4,179,929
*	Ambac Financial Group, Inc.	262,609	3,463,813
	Amerant Bancorp, Inc.	47,596	1,070,434
*	American Coastal Insurance Corp., Class C	10,477	127,924
	Ameris Bancorp	220,633	13,434,343
	AMERISAFE, Inc.	147,059	6,982,361
	AmeriServ Financial, Inc.	111,291	279,340
#	Ames National Corp.	31,155	680,114

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arrow Financial Corp.	156,541	$4,934,172
#	Artisan Partners Asset Management, Inc., Class A	297,594	13,141,751
*	AssetMark Financial Holdings, Inc.	141,956	4,897,482
	Associated Banc-Corp.	433,681	9,965,989
	Associated Capital Group, Inc., Class A	11,332	385,628
	Assured Guaranty Ltd.	69,276	5,706,264
	Atlantic American Corp.	7,131	11,053
	Atlantic Union Bankshares Corp.	463,377	19,132,836
#*	Atlanticus Holdings Corp.	115,004	4,113,693
	Auburn National BanCorp, Inc.	12,735	243,239
#*	AvidXchange Holdings, Inc.	815,503	7,290,597
*	Axos Financial, Inc.	274,883	20,069,208
#*	Baldwin Insurance Group, Inc.	167,018	7,305,367
	Banc of California, Inc.	420,089	5,872,844
	BancFirst Corp.	237,248	25,487,553
*	Bancorp, Inc.	494,971	25,659,297
	Bank First Corp.	1,577	146,188
	Bank of Hawaii Corp.	21,389	1,467,072
	Bank of Marin Bancorp	65,170	1,323,603
	Bank of NT Butterfield & Son Ltd.	212,744	8,156,605
	Bank7 Corp.	11,682	484,569
	BankFinancial Corp.	55,209	647,049
	BankUnited, Inc.	231,606	8,921,463
	Bankwell Financial Group, Inc.	30,245	851,397
	Banner Corp.	241,612	14,308,263
	Bar Harbor Bankshares	81,741	2,612,442
	BayCom Corp.	50,923	1,226,735
	BCB Bancorp, Inc.	112,198	1,422,671
	Berkshire Hills Bancorp, Inc.	159,489	4,401,896
	BGC Group, Inc., Class A	969,730	8,931,213
*	Blue Foundry Bancorp	93,502	1,055,638
	Bread Financial Holdings, Inc.	217,446	11,868,203
	Bridge Investment Group Holdings, Inc., Class A	19,981	162,845
*	Bridgewater Bancshares, Inc.	35,917	496,014
*	Brighthouse Financial, Inc.	132,103	6,587,977
	Brightsphere Investment Group, Inc.	248,928	6,519,424
#	Brookfield Asset Management Ltd., Class A	49,492	2,159,336
	Brookline Bancorp, Inc.	283,649	2,975,478
	Burke & Herbert Financial Services Corp.	32,980	2,232,746
	Business First Bancshares, Inc.	73,860	1,877,521
*	BV Financial, Inc.	1,149	16,396
	Byline Bancorp, Inc.	184,258	5,168,437
	C&F Financial Corp.	17,437	1,037,501
*	California BanCorp	3,677	92,256
»	California First Leasing Corp.	10,510	214,089
	Camden National Corp.	94,501	3,938,802
*	Cantaloupe, Inc.	308,696	2,404,742
	Capital Bancorp, Inc.	23,535	599,907
	Capital City Bank Group, Inc.	98,473	3,495,791
	Capitol Federal Financial, Inc.	548,592	3,467,101
*	Carter Bankshares, Inc.	78,996	1,286,845
	Cass Information Systems, Inc.	91,913	3,946,744
	Cathay General Bancorp	185,617	8,226,545
	CB Financial Services, Inc.	1,003	25,326
*»	CCUR Holdings, Inc.	11	27,500
	Central Pacific Financial Corp.	116,245	3,032,832
	Chemung Financial Corp.	12,247	597,164
	Citizens & Northern Corp.	38,066	770,837
	Citizens Community Bancorp, Inc.	8,182	105,875

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Citizens Holding Co.	92	$828
#*	Citizens, Inc.	84,504	218,865
#	City Holding Co.	117,002	14,262,544
	Civista Bancshares, Inc.	52,649	945,050
	CNB Financial Corp.	80,307	2,060,678
*	Coastal Financial Corp.	57,864	3,049,433
#	Cohen & Steers, Inc.	117,330	10,069,261
	Colony Bankcorp, Inc.	25,068	389,306
	Columbia Banking System, Inc.	98,482	2,576,289
#*	Columbia Financial, Inc.	189,597	3,414,642
	Community Financial System, Inc.	107,972	6,659,713
	Community Trust Bancorp, Inc.	152,015	7,710,201
#	Community West Bancshares	75,630	1,568,566
	ConnectOne Bancorp, Inc.	172,974	4,189,430
*	Consumer Portfolio Services, Inc.	124,706	1,179,719
	Crawford & Co. (CRD/A US), Class A	241,413	2,363,433
	Crawford & Co. (CRD/B US), Class B	26,911	247,850
*	CrossFirst Bankshares, Inc.	183,747	3,406,669
*	Customers Bancorp, Inc.	154,585	9,967,641
	CVB Financial Corp.	224,764	4,284,002
	Diamond Hill Investment Group, Inc.	9,175	1,460,843
	Dime Community Bancshares, Inc.	205,027	5,183,083
	Donegal Group, Inc. (DGICA US), Class A	135,386	1,994,236
	Donegal Group, Inc. (DGICB US), Class B	34,951	459,606
*	Donnelley Financial Solutions, Inc.	155,898	10,519,997
	Eagle Bancorp Montana, Inc.	578	8,421
	Eagle Bancorp, Inc.	116,337	2,503,572
	Eastern Bankshares, Inc.	137,716	2,291,594
*	eHealth, Inc.	68,485	363,655
	Employers Holdings, Inc.	226,428	10,870,808
#*	Encore Capital Group, Inc.	238,170	12,039,493
*	Enova International, Inc.	275,497	23,822,226
	Enterprise Bancorp, Inc.	38,445	1,136,050
	Enterprise Financial Services Corp.	214,385	11,334,535
	Equity Bancshares, Inc., Class A	64,039	2,593,579
	Esquire Financial Holdings, Inc.	29,823	1,839,184
	ESSA Bancorp, Inc.	59,731	1,146,238
	Evans Bancorp, Inc.	16,965	591,909
	EVERTEC, Inc.	293,666	10,122,667
#*	EZCORP, Inc., Class A	447,746	4,665,513
#	Farmers & Merchants Bancorp, Inc.	9,187	252,918
	Farmers National Banc Corp.	166,190	2,594,226
	FB Financial Corp.	148,965	6,955,176
	Federal Agricultural Mortgage Corp. (AGM US), Class C	80,626	16,626,694
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,200	691,194
	Federated Hermes, Inc.	214,694	7,370,445
	Fidelity D&D Bancorp, Inc.	657	34,098
	Financial Institutions, Inc.	73,038	1,922,360
*	Finwise Bancorp	7,017	88,695
	First BanCorp	1,576,127	33,807,924
	First Bancorp, Inc.	76,258	2,146,663
	First Bancorp/Southern Pines NC	227,881	9,525,426
	First Bancshares, Inc.	82,804	2,759,029
	First Bank	74,565	1,151,284
	First Busey Corp.	265,680	7,290,259
	First Business Financial Services, Inc.	48,671	2,239,839
	First Capital, Inc.	350	11,109
	First Commonwealth Financial Corp.	738,487	13,351,845
	First Community Bankshares, Inc.	102,227	4,577,725

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	15,851	$356,648
	First Financial Bancorp	498,811	13,647,469
	First Financial Corp.	94,219	4,236,086
	First Financial Northwest, Inc.	56,022	1,205,033
#	First Foundation, Inc.	221,888	1,553,216
	First Hawaiian, Inc.	243,185	6,089,352
	First Internet Bancorp	48,133	1,783,809
	First Interstate BancSystem, Inc., Class A	136,364	4,305,011
	First Merchants Corp.	336,177	13,564,742
	First Mid Bancshares, Inc.	73,864	2,835,639
	First National Corp.	1,082	19,249
	First Northwest Bancorp	19,901	203,189
	First of Long Island Corp.	129,318	1,696,652
	First United Corp.	29,799	838,246
*	First Western Financial, Inc.	7,866	142,689
	Five Star Bancorp	29,518	867,829
	Flushing Financial Corp.	226,906	3,342,325
*	Flywire Corp.	91,851	1,681,792
	Franklin Financial Services Corp.	1,044	34,964
	FS Bancorp, Inc.	42,693	1,879,773
	Fulton Financial Corp.	677,461	13,122,420
*	Fundamental Global, Inc.	72,905	75,092
*	FVCBankcorp, Inc.	4,180	53,002
*	Genworth Financial, Inc., Class A	2,133,102	14,441,101
#	German American Bancorp, Inc.	132,569	5,215,264
	Glacier Bancorp, Inc.	14,656	655,270
#*	Goosehead Insurance, Inc., Class A	102,305	9,237,118
	Great Southern Bancorp, Inc.	117,359	7,347,847
*	Green Dot Corp., Class A	401,086	3,834,382
*	Greenlight Capital Re Ltd., Class A	150,600	2,078,280
	Guaranty Bancshares, Inc.	40,838	1,410,136
	Hancock Whitney Corp.	52,261	2,860,245
	Hanmi Financial Corp.	183,619	3,745,828
	HarborOne Bancorp, Inc.	280,984	3,751,136
#	Hawthorn Bancshares, Inc.	19,768	434,896
	HBT Financial, Inc.	97,588	2,244,524
#	HCI Group, Inc.	100,407	9,464,364
	Heartland Financial USA, Inc.	171,718	9,362,065
	Heritage Commerce Corp.	254,615	2,635,265
	Heritage Financial Corp.	246,756	5,717,337
*	Heritage Global, Inc.	95,430	231,895
*	Heritage Insurance Holdings, Inc.	141,265	1,128,707
	Hingham Institution For Savings The	14,583	3,626,646
	HMN Financial, Inc.	34,270	906,441
	Home Bancorp, Inc.	35,974	1,587,173
	HomeStreet, Inc.	61,980	892,512
	HomeTrust Bancshares, Inc.	66,754	2,367,764
	Hope Bancorp, Inc.	229,900	3,025,484
	Horace Mann Educators Corp.	304,047	10,510,905
	Horizon Bancorp, Inc.	189,860	3,032,064
*	I3 Verticals, Inc., Class A	83,902	2,056,438
	Independent Bank Corp. (IBCP US)	88,232	3,060,768
	Independent Bank Corp. (INDB US)	65,851	4,224,342
	Independent Bank Group, Inc.	252,835	14,932,435
	International Bancshares Corp.	222,482	15,004,186
*	International Money Express, Inc.	154,297	3,426,936
	Investar Holding Corp.	13,376	247,456
	Investors Title Co.	20,940	4,456,870
	Jackson Financial, Inc., Class A	137,637	12,120,314

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Katapult Holdings, Inc.	1,007	$20,754
	Kearny Financial Corp.	263,636	1,898,179
	Kemper Corp.	169,823	10,878,861
	Kentucky First Federal Bancorp	40,640	142,240
*	Kingstone Cos., Inc.	2,400	16,944
#	Lake Shore Bancorp, Inc.	4,212	52,229
#	Lakeland Financial Corp.	183,511	12,576,009
	Landmark Bancorp, Inc.	25,828	515,269
	LCNB Corp.	35,299	539,722
*	LendingClub Corp.	419,536	5,248,395
#*	LendingTree, Inc.	32,497	1,729,490
	Live Oak Bancshares, Inc.	187,845	8,479,323
	Macatawa Bank Corp.	213,910	3,170,146
	Magyar Bancorp, Inc.	25,049	317,371
*	Maiden Holdings Ltd.	299,976	632,949
	MainStreet Bancshares, Inc.	3,194	57,045
*	Marqeta, Inc., Class A	522,673	2,817,207
	Mercantile Bank Corp.	80,498	3,892,883
	Merchants Bancorp	134,966	6,073,470
	Mercury General Corp.	251,758	15,072,751
	Meridian Corp.	6,998	81,527
	Metrocity Bankshares, Inc.	58,106	1,836,731
#*	Metropolitan Bank Holding Corp.	10,589	558,358
	Mid Penn Bancorp, Inc.	19,564	580,073
#	Middlefield Banc Corp.	1,832	49,391
	Midland States Bancorp, Inc.	93,139	2,211,120
	MidWestOne Financial Group, Inc.	37,535	1,100,151
*	Moneylion, Inc.	2,806	193,390
*	Mr. Cooper Group, Inc.	137,109	12,323,357
	MVB Financial Corp.	36,608	840,886
	National Bank Holdings Corp., Class A	228,519	9,570,376
	National Bankshares, Inc.	4,337	137,830
	Navient Corp.	451,072	7,402,092
	NBT Bancorp, Inc.	333,653	16,355,670
	Nelnet, Inc., Class A	59,790	6,738,931
*	NerdWallet, Inc., Class A	94,841	1,387,524
*	NI Holdings, Inc.	37,399	614,092
#*	Nicholas Financial, Inc.	52,807	335,853
	Nicolet Bankshares, Inc.	64,165	6,452,432
*	NMI Holdings, Inc., Class A	581,320	22,874,942
	Northeast Bank	42,137	3,061,674
	Northeast Community Bancorp, Inc.	17,990	409,812
	Northfield Bancorp, Inc.	232,339	2,906,561
	Northrim BanCorp, Inc.	50,162	3,431,081
	Northwest Bancshares, Inc.	838,021	11,765,815
	Norwood Financial Corp.	22,723	669,874
	Oak Valley Bancorp	7,182	204,472
	OceanFirst Financial Corp.	239,736	4,356,003
	OFG Bancorp	404,726	18,382,655
	Ohio Valley Banc Corp.	18,090	435,065
	Old Second Bancorp, Inc.	161,662	2,735,321
*	Onity Group, Inc.	33,238	971,547
	OP Bancorp	17,026	212,314
#*	Open Lending Corp., Class A	218,883	1,378,963
	Oppenheimer Holdings, Inc., Class A	57,747	2,969,351
*	OptimumBank Holdings, Inc.	3,264	14,557
	Orange County Bancorp, Inc.	710	44,155
	Origin Bancorp, Inc.	51,945	1,784,830
	Orrstown Financial Services, Inc.	80,256	2,821,801

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Oscar Health, Inc., Class A	464,062	$8,204,616
	Pacific Premier Bancorp, Inc.	584,276	15,810,509
#*	Palomar Holdings, Inc.	89,620	8,245,936
#	Park National Corp.	69,937	12,376,052
	Parke Bancorp, Inc.	19,873	388,716
	Pathfinder Bancorp, Inc.	100	1,690
	Pathward Financial, Inc.	287,658	19,428,421
*	Paymentus Holdings, Inc., Class A	113,064	2,391,304
*	Payoneer Global, Inc.	252,829	1,398,144
#*	Paysafe Ltd.	141,402	2,968,028
	PCB Bancorp	31,732	611,476
	Peapack-Gladstone Financial Corp.	123,933	3,502,347
	Penns Woods Bancorp, Inc.	47,304	1,126,781
	PennyMac Financial Services, Inc.	120,968	11,869,380
	Peoples Bancorp of North Carolina, Inc.	29,492	937,256
	Peoples Bancorp, Inc.	205,490	6,836,652
#	Peoples Financial Services Corp.	21,154	1,050,719
	Perella Weinberg Partners	136,957	2,588,487
*	Pioneer Bancorp, Inc.	16,561	184,655
	Piper Sandler Cos.	134,207	36,676,089
#	PJT Partners, Inc., Class A	59,847	7,956,060
	Plumas Bancorp	8,762	379,132
*	Ponce Financial Group, Inc.	49,684	491,872
*	PRA Group, Inc.	48,784	1,300,094
#	Preferred Bank	120,502	10,370,402
	Premier Financial Corp.	178,693	4,528,081
	Primis Financial Corp.	28,045	370,194
	Princeton Bancorp, Inc.	2,150	84,108
*	ProAssurance Corp.	295,262	3,867,932
	PROG Holdings, Inc.	235,156	10,596,129
*	Provident Bancorp, Inc.	31,830	346,629
	Provident Financial Holdings, Inc.	64,738	861,015
	Provident Financial Services, Inc.	565,628	10,486,743
	QCR Holdings, Inc.	105,948	8,098,665
	RBB Bancorp	42,815	987,742
	Red River Bancshares, Inc.	6,403	356,775
	Regional Management Corp.	66,929	2,188,578
*	Remitly Global, Inc.	135,190	1,785,860
	Renasant Corp.	380,930	13,100,183
#*	Repay Holdings Corp.	395,479	3,804,508
	Republic Bancorp, Inc., Class A	172,853	11,342,614
#	Richmond Mutual BanCorp, Inc.	3,990	48,159
	Riverview Bancorp, Inc.	45,843	211,795
#	S&T Bancorp, Inc.	233,113	10,345,555
	Safety Insurance Group, Inc.	116,851	9,996,603
	Sandy Spring Bancorp, Inc.	116,301	3,562,300
	SB Financial Group, Inc.	8,523	143,953
	Seacoast Banking Corp. of Florida	349,893	9,741,021
*	Security National Financial Corp., Class A	76,846	633,980
	ServisFirst Bancshares, Inc.	12,219	980,453
	Shore Bancshares, Inc.	59,836	868,819
	Sierra Bancorp	80,030	2,328,073
	Silvercrest Asset Management Group, Inc., Class A	34,585	613,192
	Simmons First National Corp., Class A	763,401	16,436,024
*	SiriusPoint Ltd.	653,647	9,392,907
	SmartFinancial, Inc.	61,721	1,749,173
	Sound Financial Bancorp, Inc.	300	13,125
	South Plains Financial, Inc.	57,703	1,871,885
*	Southern First Bancshares, Inc.	66,635	2,305,571

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	49,412	$2,826,366
	Southern States Bancshares, Inc.	14,216	465,148
#	Southside Bancshares, Inc.	190,645	6,670,669
	Stellar Bancorp, Inc.	112,486	3,082,116
#	StepStone Group, Inc., Class A	62,096	3,120,945
#*	Sterling Bancorp, Inc.	106,206	618,119
#	Stewart Information Services Corp.	200,788	14,195,712
#	Stock Yards Bancorp, Inc.	194,594	12,107,639
*	StoneX Group, Inc.	226,750	18,897,345
	Summit State Bank	3,397	32,034
	Territorial Bancorp, Inc.	34,317	344,543
*	Texas Capital Bancshares, Inc.	204,783	13,536,156
*	Third Coast Bancshares, Inc.	16,260	379,996
	Timberland Bancorp, Inc.	70,916	2,166,484
	Tiptree, Inc.	258,075	5,096,981
	Tompkins Financial Corp.	90,562	5,699,972
	Towne Bank	304,040	10,106,290
	TriCo Bancshares	204,656	9,522,644
#*	Triumph Financial, Inc.	200,880	18,225,842
#*	Trupanion, Inc.	1,497	55,479
	TrustCo Bank Corp.	64,864	2,309,807
	Trustmark Corp.	199,960	6,944,611
#	U.S. Global Investors, Inc., Class A	10,779	28,780
	UMB Financial Corp.	18,033	1,839,727
*»	Unico American Corp.	95,372	3,338
	Union Bankshares, Inc.	14,917	360,991
	United Bancorp, Inc.	2,991	37,388
	United Bancshares, Inc.	7,872	152,323
	United Bankshares, Inc.	11,877	462,372
	United Community Banks, Inc.	105,961	3,279,493
	United Fire Group, Inc.	219,939	4,928,833
	United Security Bancshares	58,152	469,287
	Unity Bancorp, Inc.	57,280	1,983,034
	Universal Insurance Holdings, Inc.	295,542	5,854,687
	Univest Financial Corp.	113,937	3,150,358
	USCB Financial Holdings, Inc.	12,890	214,747
	Valley National Bancorp	2,582,537	21,693,311
#	Value Line, Inc.	44,533	2,104,184
#*	Velocity Financial, Inc.	18,969	359,083
	Veritex Holdings, Inc.	211,377	5,299,221
	Victory Capital Holdings, Inc., Class A	273,580	14,332,856
	Virginia National Bankshares Corp.	4,265	166,676
	Virtu Financial, Inc., Class A	131,170	3,583,564
	Virtus Investment Partners, Inc.	58,936	13,319,536
#	WaFd, Inc.	338,098	12,032,908
	Walker & Dunlop, Inc.	141,082	15,081,666
	Washington Trust Bancorp, Inc.	110,623	3,541,042
	Waterstone Financial, Inc.	152,016	2,268,079
	WesBanco, Inc.	424,768	13,541,604
#	West BanCorp, Inc.	108,529	2,250,891
	Westamerica BanCorp	106,302	5,736,056
	Western New England Bancorp, Inc.	132,275	1,095,237
	Western Union Co.	17,200	204,508
	Westwood Holdings Group, Inc.	26,477	351,424
	White Mountains Insurance Group Ltd.	4,322	7,719,092
#	WisdomTree, Inc.	648,981	7,748,833
*	World Acceptance Corp.	63,898	7,803,224
	WSFS Financial Corp.	376,179	21,250,352

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WVS Financial Corp.	5,637	$69,363
TOTAL FINANCIALS			1,717,042,788
HEALTH CARE — (10.5%)
#*	2seventy bio, Inc.	25,800	121,776
*	4D Molecular Therapeutics, Inc.	32,298	572,644
#*	AC Immune SA	10,530	43,068
*	ACADIA Pharmaceuticals, Inc.	71,031	1,351,010
*	Accolade, Inc.	143,927	590,101
#*	Accuray, Inc.	131,234	241,471
#*	Actinium Pharmaceuticals, Inc.	52,101	360,539
*	AdaptHealth Corp.	83,770	951,627
*	Addus HomeCare Corp.	116,046	14,083,343
*	ADMA Biologics, Inc.	961,282	11,804,543
#††	Aduro Biotech, Inc.	3,260	1,239
#*	Adverum Biotechnologies, Inc.	10,500	77,910
*	Agios Pharmaceuticals, Inc.	315,792	14,652,749
††	Albireo Pharma, Inc.	44,018	246,501
#*	Aldeyra Therapeutics, Inc.	175,677	692,167
#*	Alector, Inc.	233,212	1,399,272
*	Alkermes PLC	28,064	766,708
#*	Allogene Therapeutics, Inc.	165,065	485,291
#*	Altimmune, Inc.	17,790	113,144
*	Amedisys, Inc.	28,208	2,765,794
*	American Shared Hospital Services	5,689	17,693
#*	AMN Healthcare Services, Inc.	28,415	1,921,422
*	Amneal Pharmaceuticals, Inc.	700,357	5,133,617
#*	Amphastar Pharmaceuticals, Inc.	358,275	15,592,128
*	AnaptysBio, Inc.	96,798	3,372,442
*	AngioDynamics, Inc.	147,861	1,159,230
*	ANI Pharmaceuticals, Inc.	86,385	5,677,222
*	Anika Therapeutics, Inc.	112,335	3,061,129
#*	ARCA biopharma, Inc.	32,400	97,200
#*	Arcturus Therapeutics Holdings, Inc.	122,352	2,870,378
*	Arcus Biosciences, Inc.	275,451	4,520,151
#*	ARS Pharmaceuticals, Inc.	46,986	510,738
#*	Artivion, Inc.	288,919	7,844,151
*	Arvinas, Inc.	53,658	1,476,132
#*	Astrana Health, Inc.	188,826	9,905,812
#*	Astria Therapeutics, Inc.	4,743	55,398
*	Atea Pharmaceuticals, Inc.	65,408	249,859
#*	AtriCure, Inc.	96,640	2,084,525
	Atrion Corp.	7,505	3,439,541
#*	Aura Biosciences, Inc.	39,708	405,419
*	Avanos Medical, Inc.	132,271	3,163,922
*	Avidity Biosciences, Inc.	39,587	1,804,375
#*	Avita Medical, Inc.	9,863	96,657
*	Axogen, Inc.	24,132	211,879
*	Axonics, Inc.	207,632	14,218,639
#*	Aytu BioPharma, Inc.	3,228	8,554
#*	Azenta, Inc.	71,083	4,427,760
#*	Beam Therapeutics, Inc.	61,089	1,932,856
#*	BioLife Solutions, Inc.	68,833	1,653,369
*	Biomea Fusion, Inc.	20,772	115,700
*	Biote Corp., Class A	174,763	1,385,871
*	Black Diamond Therapeutics, Inc.	9,979	60,772
*	Brookdale Senior Living, Inc.	809,852	6,260,156
*	Cabaletta Bio, Inc.	11,728	83,269
*	CareDx, Inc.	84,413	1,687,416

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Caribou Biosciences, Inc.	252,681	$586,220
*	Castle Biosciences, Inc.	38,239	922,707
*	Catalyst Pharmaceuticals, Inc.	713,683	12,303,895
#*	Certara, Inc.	289,346	4,516,691
*	CervoMed, Inc.	1,022	13,286
#*	Check Cap Ltd.	8,958	18,006
#††	Chinook Therapeutics, Inc.	384,400	480,500
#*	Codexis, Inc.	14,875	53,252
*	Cogent Biosciences, Inc.	199,748	1,883,624
#*	Collegium Pharmaceutical, Inc.	232,091	8,951,750
#*	Community Health Systems, Inc.	208,879	1,098,704
#	CONMED Corp.	14,313	988,170
#*	Corcept Therapeutics, Inc.	464,405	17,958,541
*	CorVel Corp.	158,162	48,524,102
*	Crinetics Pharmaceuticals, Inc.	137,584	7,308,462
*	Cross Country Healthcare, Inc.	296,441	5,407,084
#*	CryoPort, Inc.	123,356	1,138,576
*	Cullinan Therapeutics, Inc.	134,587	2,604,258
*	Cumberland Pharmaceuticals, Inc.	47,772	68,314
*††	Curative Health Services, Inc.	113,000	0
#*	Cytek Biosciences, Inc.	128,621	863,047
*	Day One Biopharmaceuticals, Inc.	234,174	3,351,030
#*	Definitive Healthcare Corp.	252,782	985,850
*	Denali Therapeutics, Inc.	10,064	245,260
#*	Dianthus Therapeutics, Inc.	3,308	98,512
*	Dynavax Technologies Corp.	549,426	6,148,077
*	Dyne Therapeutics, Inc.	73,729	3,163,711
*	Edesa Biotech, Inc.	7,911	41,612
*	Edgewise Therapeutics, Inc.	15,383	261,972
#*	Editas Medicine, Inc.	183,800	994,358
*	Electromed, Inc.	44,680	698,795
	Embecta Corp.	34,618	542,464
*	Enhabit, Inc.	99,886	1,022,833
*	Enovis Corp.	244,035	11,625,827
*	Envista Holdings Corp.	790,549	13,494,671
*	Erasca, Inc.	800	2,520
#*	Eton Pharmaceuticals, Inc.	3,315	11,934
#*	Evolent Health, Inc., Class A	355,339	8,286,505
#*	Fate Therapeutics, Inc.	62,081	330,892
*	FONAR Corp.	54,951	1,015,494
*	Fulcrum Therapeutics, Inc.	258,212	2,396,207
#*	Fulgent Genetics, Inc.	134,109	3,209,228
*	Glaukos Corp.	180,018	21,092,709
#*	GoodRx Holdings, Inc., Class A	59,546	538,891
#*	Haemonetics Corp.	25,143	2,264,127
#*	Harmony Biosciences Holdings, Inc.	105,629	3,576,598
*	Harvard Bioscience, Inc.	180,253	576,810
*	Health Catalyst, Inc.	244,318	1,800,624
	HealthStream, Inc.	263,522	7,829,239
*	Hims & Hers Health, Inc.	726,441	15,429,607
#*	ICU Medical, Inc.	46,763	5,937,966
*	Ideaya Biosciences, Inc.	270,006	11,623,758
*	ImmuCell Corp.	1,763	7,299
#*	Immunome, Inc.	4,456	68,667
#*	Immunovant, Inc.	89,648	2,606,067
*	Inari Medical, Inc.	79,544	3,703,569
*	InfuSystem Holdings, Inc.	42,147	290,814
*	Inmune Bio, Inc.	5,679	48,783
#*	Innoviva, Inc.	402,219	7,577,806

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Inogen, Inc.	77,476	$716,653
#*	Inozyme Pharma, Inc.	14,065	81,577
*	Integer Holdings Corp.	153,874	18,274,076
#*	Integra LifeSciences Holdings Corp.	44,827	1,112,158
*	Intellia Therapeutics, Inc.	135,316	3,546,632
#*	Iovance Biotherapeutics, Inc.	320,723	2,799,912
	iRadimed Corp.	56,210	2,625,569
*	iTeos Therapeutics, Inc.	61,135	1,075,365
#*	Janux Therapeutics, Inc.	4,563	185,258
#*	Joint Corp.	17,499	252,336
#*	KalVista Pharmaceuticals, Inc.	124,102	1,804,443
*	Keros Therapeutics, Inc.	19,472	976,716
#*	Kewaunee Scientific Corp.	26,379	1,467,200
*	Kiniksa Pharmaceuticals International PLC	86,762	2,307,869
#*	Krystal Biotech, Inc.	144,924	30,210,857
*	Kura Oncology, Inc.	259,923	5,408,998
#*	Kymera Therapeutics, Inc.	7,886	364,333
*	Larimar Therapeutics, Inc.	41,139	345,156
	LeMaitre Vascular, Inc.	171,467	14,898,768
*	LENSAR, Inc.	81,309	405,732
#*	LifeStance Health Group, Inc.	243,416	1,341,222
*	Ligand Pharmaceuticals, Inc.	77,764	8,475,498
*	LivaNova PLC	123,849	6,118,141
*	Longboard Pharmaceuticals, Inc.	12,626	419,688
#*	MacroGenics, Inc.	234,849	883,032
#*	MannKind Corp.	49,110	282,874
#*	MaxCyte, Inc.	159,633	766,238
#*	MeiraGTx Holdings PLC	83,880	438,692
*	Merrimack Pharmaceuticals, Inc.	145,158	0
#	Mesa Laboratories, Inc.	19,345	2,215,389
*	MiMedx Group, Inc.	192,538	1,434,408
#††	Mirati Therapeutics, Inc.	65,800	196,084
#*	ModivCare, Inc.	108,547	2,477,043
#*	Monte Rosa Therapeutics, Inc.	7,043	31,834
*	Morphic Holding, Inc.	59,839	3,390,478
*	Myriad Genetics, Inc.	366,738	10,257,662
	National HealthCare Corp.	107,117	14,585,051
	National Research Corp.	222,620	5,674,584
#*	Nautilus Biotechnology, Inc.	87,150	236,176
#*	Neogen Corp.	111,158	1,893,021
#*	NeoGenomics, Inc.	533,614	9,460,976
*††	Neoleukin Therapeutics, Inc.	2,887	0
#*	Neurogene, Inc.	721	29,662
*	Nexgel, Inc.	198	622
*	Nurix Therapeutics, Inc.	123,689	2,706,315
#*	Nuvation Bio, Inc.	23,427	89,725
#*	Olema Pharmaceuticals, Inc.	255,760	4,133,082
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
*	OmniAb, Inc. (OABI UQ)	297,612	1,425,561
*	Omnicell, Inc.	62,770	1,833,512
*††	Opiant Pharmaceuticals, Inc.	15,320	0
#*	OptimizeRx Corp.	54,050	589,685
*	OraSure Technologies, Inc.	210,894	944,805
*	Organogenesis Holdings, Inc.	156,087	471,383
#*	ORIC Pharmaceuticals, Inc.	13,008	145,690
*	Orthofix Medical, Inc.	4,725	75,978
#*	OrthoPediatrics Corp.	29,469	907,056
#*	Ovid therapeutics, Inc.	10,556	10,978

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Owens & Minor, Inc.	349,780	$5,743,388
#*	Pacific Biosciences of California, Inc.	35,026	72,154
#*	Pacira BioSciences, Inc.	92,328	1,906,573
	Patterson Cos., Inc.	536,039	13,534,985
#*††	PDL BioPharma, Inc.	616,320	739,584
*	PDS Biotechnology Corp.	14,335	51,033
*	Pediatrix Medical Group, Inc.	251,519	2,097,668
*	Pennant Group, Inc.	236,375	7,046,339
#*	Performant Financial Corp.	42,091	156,158
	Perrigo Co. PLC	496,634	14,039,843
#*	PetIQ, Inc.	124,940	2,733,687
	Phibro Animal Health Corp., Class A	75,516	1,425,742
#*	Phreesia, Inc.	48,618	1,213,019
#*	Pliant Therapeutics, Inc.	22,117	316,494
#*	Poseida Therapeutics, Inc.	65,427	230,957
	Premier, Inc., Class A	526,158	11,038,795
*	Prestige Consumer Healthcare, Inc.	285,192	20,194,446
*	Privia Health Group, Inc.	135,013	2,800,170
#*	Pro-Dex, Inc.	376	7,603
*	Progyny, Inc.	99,082	2,794,112
#*	Protagonist Therapeutics, Inc.	213,059	7,976,929
#*	Prothena Corp. PLC	208,714	4,858,862
*	Pulmonx Corp.	7,138	49,324
#*	Puma Biotechnology, Inc.	96,384	345,537
*	Quanterix Corp.	140,539	2,074,356
*	QuidelOrtho Corp.	81,293	3,194,002
#*	Quipt Home Medical Corp.	5,400	20,844
*	RadNet, Inc.	388,934	23,238,806
#*	RAPT Therapeutics, Inc.	5,262	16,523
#*	Recursion Pharmaceuticals, Inc., Class A	805,114	6,601,935
*	REGENXBIO, Inc.	78,866	1,123,840
*	Relay Therapeutics, Inc.	426,158	3,503,019
*	Replimune Group, Inc.	13,817	138,170
*	Rocket Pharmaceuticals, Inc.	294,454	7,125,787
*	RxSight, Inc.	18,095	828,208
#*	Sana Biotechnology, Inc.	141,816	863,659
*	Sanara Medtech, Inc.	314	10,013
#*	Savara, Inc.	52,313	240,640
#*	Scholar Rock Holding Corp.	145,728	1,323,210
#*	Schrodinger, Inc.	267,636	5,962,930
#*	scPharmaceuticals, Inc.	18,504	93,075
	Select Medical Holdings Corp.	165,714	6,588,789
*	Semler Scientific, Inc.	29,640	982,566
*	Shattuck Labs, Inc.	210	836
*	SI-BONE, Inc.	38,160	580,032
#	SIGA Technologies, Inc.	298,070	2,974,739
#	Simulations Plus, Inc.	83,346	3,403,851
*	Soleno Therapeutics, Inc.	4,472	215,685
#*	SpringWorks Therapeutics, Inc.	251,361	9,026,373
*	STAAR Surgical Co.	21,298	878,542
††	Strongbridge Biopharma	9,014	90
#*	Supernus Pharmaceuticals, Inc.	218,990	6,530,282
#*	Surgery Partners, Inc.	39,120	1,187,683
*	Surmodics, Inc.	74,836	3,098,210
*	Sutro Biopharma, Inc.	10,279	40,808
*	Tactile Systems Technology, Inc.	82,973	1,059,565
*	Talkspace, Inc.	5,211	10,474
#*	Tango Therapeutics, Inc.	66,003	650,130
#*	Tarsus Pharmaceuticals, Inc.	112,666	2,736,657

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Teladoc Health, Inc.	585,017	$5,516,710
*	Tenaya Therapeutics, Inc.	2,827	9,894
*	Terns Pharmaceuticals, Inc.	6,598	51,134
*	Theravance Biopharma, Inc.	5,204	52,612
#*	TruBridge, Inc.	33,506	375,937
#*	Twist Bioscience Corp.	245,063	13,676,966
*	Tyra Biosciences, Inc.	2,087	46,248
*††	U.S. Diagnostic, Inc.	3	0
#	U.S. Physical Therapy, Inc.	94,167	9,181,282
*	UFP Technologies, Inc.	44,298	14,245,794
	Utah Medical Products, Inc.	46,317	3,223,663
*	Vanda Pharmaceuticals, Inc.	99,262	579,690
*	Varex Imaging Corp.	167,890	2,483,093
*	Veracyte, Inc.	296,675	7,120,200
#*	Vericel Corp.	203,615	10,286,630
#*	Verve Therapeutics, Inc.	14,254	99,778
*	Viking Therapeutics, Inc.	1,502	85,614
#*	Viridian Therapeutics, Inc.	19,631	330,782
*	Voyager Therapeutics, Inc.	72,375	665,126
#*	XBiotech, Inc.	15,235	117,614
*	Xencor, Inc.	138,194	2,821,921
*	Xenon Pharmaceuticals, Inc.	22,924	988,712
*	Xeris Biopharma Holdings, Inc.	912	2,262
#*	XOMA Royalty Corp.	5,094	136,315
#*	Y-mAbs Therapeutics, Inc.	136,671	1,678,320
*	Zentalis Pharmaceuticals, Inc.	68,013	264,571
#*	Zevra Therapeutics, Inc.	4,679	30,367
*	Zimvie, Inc.	67,733	1,431,876
*	Zymeworks, Inc.	27,900	291,834
TOTAL HEALTH CARE			862,710,983
INDUSTRIALS — (18.0%)
	AAON, Inc.	84	7,437
*	AAR Corp.	264,917	17,113,638
	ABM Industries, Inc.	250,502	13,917,891
	ACCO Brands Corp.	580,321	2,965,440
#	Acme United Corp.	32,984	1,489,228
#*	ACV Auctions, Inc., Class A	479,361	8,187,486
#*	AeroVironment, Inc.	137,006	24,461,051
#*	AerSale Corp.	10,094	68,034
#*	Air Transport Services Group, Inc.	533,839	8,616,161
	Alamo Group, Inc.	91,149	17,566,235
	Albany International Corp., Class A	178,866	16,738,280
#	Allegiant Travel Co.	35,836	2,009,325
	Allient, Inc.	103,523	2,995,956
#	Alta Equipment Group, Inc.	33,490	351,645
#*	Ameresco, Inc., Class A	155,020	4,893,981
#*	American Superconductor Corp.	79,416	1,918,691
*	American Woodmark Corp.	129,866	13,265,812
	Apogee Enterprises, Inc.	197,436	13,552,007
	ARC Document Solutions, Inc.	50,566	154,226
	ArcBest Corp.	191,857	24,183,575
	Arcosa, Inc.	62,744	5,829,545
	Argan, Inc.	120,680	9,525,272
	Armstrong World Industries, Inc.	16,931	2,224,733
	Astec Industries, Inc.	172,796	6,063,412
*	Astronics Corp. (ATRO US)	132,624	3,054,331
*	Astronics Corp. (ATROB US), Class B	36,203	842,444
#*	Asure Software, Inc.	5,721	58,926

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Avis Budget Group, Inc.	24,964	$2,521,614
*	AZEK Co., Inc.	28,465	1,277,794
	AZZ, Inc.	55,761	4,458,650
	Barnes Group, Inc.	182,594	7,365,842
	Barrett Business Services, Inc.	160,620	5,852,993
#	BGSF, Inc.	20,523	176,087
*	BlueLinx Holdings, Inc.	43,609	5,258,809
	Boise Cascade Co.	282,825	40,186,604
*	Bowman Consulting Group Ltd.	16,067	573,913
	Brady Corp., Class A	106,793	7,647,447
*	BrightView Holdings, Inc.	136,283	1,961,112
	Brink's Co.	75,327	8,285,217
*	Broadwind, Inc.	7,587	24,734
*	Cadeler AS (CDLR US), ADR	51,109	1,330,878
	Cadre Holdings, Inc.	21,766	798,812
*	CBIZ, Inc.	406,188	28,189,447
*	CECO Environmental Corp.	251,431	7,341,785
#	Chicago Rivet & Machine Co.	17,700	267,447
*	Cimpress PLC	94,876	8,659,333
	Civeo Corp.	45,284	1,231,725
	Columbus McKinnon Corp.	162,185	6,188,980
*	Commercial Vehicle Group, Inc.	77,980	424,991
	CompX International, Inc.	22,380	573,823
*	Concrete Pumping Holdings, Inc.	122,404	816,435
*	Conduent, Inc.	766,355	3,126,728
*	Construction Partners, Inc., Class A	183,397	11,856,616
#	Copa Holdings SA, Class A	34,343	3,047,941
#††	Costa Communications, Inc.	22,311	15,618
#	Costamare, Inc.	714,072	10,582,547
	Covenant Logistics Group, Inc.	58,109	3,251,199
	CRA International, Inc.	82,906	14,491,969
#	CSG Systems International, Inc.	226,031	10,587,292
	CSW Industrials, Inc.	68,883	22,347,023
*	Custom Truck One Source, Inc.	10,232	51,262
	Deluxe Corp.	156,055	3,804,621
*	Distribution Solutions Group, Inc.	136,930	4,621,387
*	DLH Holdings Corp.	14,417	166,805
*	DNOW, Inc.	585,005	8,985,677
	Douglas Dynamics, Inc.	198,169	5,729,066
*	Ducommun, Inc.	98,591	6,326,584
	Dun & Bradstreet Holdings, Inc.	12,844	139,743
#*	DXP Enterprises, Inc.	106,385	5,825,643
*	Dycom Industries, Inc.	68,493	12,569,150
#	Eastern Co.	56,600	1,666,304
*	Energy Recovery, Inc.	101,058	1,473,426
	Enerpac Tool Group Corp.	274,712	11,043,422
	EnerSys	27,366	3,008,344
	Ennis, Inc.	219,027	5,221,604
	Enpro, Inc.	125,591	21,468,526
*	Enviri Corp.	280,823	3,319,328
	ESCO Technologies, Inc.	174,924	21,508,655
	Espey Mfg. & Electronics Corp.	35,187	782,911
#	EVI Industries, Inc.	36,137	738,279
	Federal Signal Corp.	239,038	23,896,629
	First Advantage Corp.	185,322	3,191,245
*	Forrester Research, Inc.	154,073	3,110,734
*	Franklin Covey Co.	148,131	6,474,806
*	Gates Industrial Corp. PLC	47,486	882,765
	Genco Shipping & Trading Ltd.	199,672	3,875,634

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	55,104	$1,357,212
*	Gibraltar Industries, Inc.	212,636	15,792,476
	Global Industrial Co.	297,670	10,382,730
*	GMS, Inc.	223,238	21,482,193
	Gorman-Rupp Co.	234,749	9,697,481
*	Graham Corp.	86,246	2,826,281
#	Granite Construction, Inc.	297,076	20,337,823
*	Great Lakes Dredge & Dock Corp.	308,009	2,904,525
#	Greenbrier Cos., Inc.	228,037	11,632,167
	Griffon Corp.	402,713	29,019,499
	H&E Equipment Services, Inc.	280,843	14,688,089
#*	Hayward Holdings, Inc.	167,810	2,481,910
*	Healthcare Services Group, Inc.	27,101	309,764
	Heartland Express, Inc.	54,818	710,989
	Heidrick & Struggles International, Inc.	125,952	5,055,713
	Helios Technologies, Inc.	244,713	11,244,562
	Herc Holdings, Inc.	32,983	5,140,071
#	Hillenbrand, Inc.	89,764	3,970,262
*	Hillman Solutions Corp.	128,527	1,304,549
#	HireQuest, Inc.	878	11,809
	HNI Corp.	170,593	9,374,085
	Hub Group, Inc., Class A	393,428	18,400,628
*	Hudson Global, Inc.	2,393	43,529
*	Hudson Technologies, Inc.	173,327	1,483,679
	Hurco Cos., Inc.	50,036	860,619
*	Huron Consulting Group, Inc.	170,273	18,731,733
#	Hyster-Yale, Inc.	96,179	7,861,671
*	IBEX Holdings Ltd.	8,319	145,083
	ICF International, Inc.	129,423	19,038,123
*	IES Holdings, Inc.	156,480	24,093,226
#*	Innodata, Inc.	25,888	500,933
*	Innovative Solutions & Support, Inc.	137,613	851,136
	Insperity, Inc.	15,575	1,599,864
	Insteel Industries, Inc.	156,860	5,372,455
	Interface, Inc.	252,933	4,370,682
#*	Janus International Group, Inc.	289,414	4,173,350
#*	JELD-WEN Holding, Inc.	299,646	5,001,092
#*	JetBlue Airways Corp.	1,274,000	8,166,340
#	John Bean Technologies Corp.	9,286	913,557
#	Kadant, Inc.	84,503	29,701,959
	Karat Packaging, Inc.	4,702	140,449
	Kelly Services, Inc., Class A	310,302	7,301,406
#	Kennametal, Inc.	320,400	8,375,256
#	Kforce, Inc.	169,253	11,758,006
	Korn Ferry	115,536	8,517,314
*	Kratos Defense & Security Solutions, Inc.	580,592	13,086,544
*	L B Foster Co., Class A	98,654	2,368,683
*	Limbach Holdings, Inc.	97,186	6,192,692
#	Lindsay Corp.	80,152	10,098,350
*	Liquidity Services, Inc.	205,898	4,626,528
	LSI Industries, Inc.	239,767	4,090,425
*	Manitex International, Inc.	15,324	77,999
*	Manitowoc Co., Inc.	52,430	662,715
	ManpowerGroup, Inc.	84,851	6,497,890
	Marten Transport Ltd.	621,259	11,685,882
*	Mastech Digital, Inc.	59,786	491,441
*	Matrix Service Co.	152,479	1,543,087
	Matson, Inc.	225,848	29,972,288
	Matthews International Corp., Class A	58,470	1,692,707

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mayville Engineering Co., Inc.	37,170	$710,319
	McGrath RentCorp	146,498	16,089,875
#*	Mercury Systems, Inc.	47,226	1,678,884
	Miller Industries, Inc.	87,308	5,931,706
	MillerKnoll, Inc.	98,858	3,066,575
*	Mistras Group, Inc.	104,430	1,044,300
*	Montrose Environmental Group, Inc.	59,788	1,906,639
	Moog, Inc., Class A	48,067	9,425,939
*	MRC Global, Inc.	435,958	6,312,672
	Mueller Water Products, Inc., Class A	903,193	18,678,031
*	MYR Group, Inc.	136,039	19,110,759
	National Presto Industries, Inc.	43,211	3,304,345
	NL Industries, Inc.	96,157	614,443
*	Northwest Pipe Co.	91,196	3,479,127
*	NV5 Global, Inc.	68,516	7,066,740
	Omega Flex, Inc.	92,135	4,844,458
*	OPENLANE, Inc.	513,182	9,175,694
#*	Orion Group Holdings, Inc.	177,528	1,457,505
*	PAM Transportation Services, Inc.	163,228	3,328,219
	Pangaea Logistics Solutions Ltd.	67,554	490,442
	Park Aerospace Corp.	138,386	1,855,756
#	Park-Ohio Holdings Corp.	117,622	3,672,159
*	Paycor HCM, Inc.	63,062	782,599
#*	Perma-Fix Environmental Services, Inc.	2,699	34,250
*	Perma-Pipe International Holdings, Inc.	52,501	498,234
#	Powell Industries, Inc.	112,544	20,666,455
	Preformed Line Products Co.	51,179	7,056,049
	Primoris Services Corp.	361,141	20,393,632
*	Proto Labs, Inc.	58,991	2,054,067
	Quad/Graphics, Inc.	361,051	1,650,003
	Quanex Building Products Corp.	278,645	9,306,743
*	Quest Resource Holding Corp.	1,700	14,348
*	Radiant Logistics, Inc.	197,232	1,226,783
#*	RCM Technologies, Inc.	15,580	303,498
*	Resideo Technologies, Inc.	268,948	6,110,499
	Resources Connection, Inc.	146,095	1,742,913
	REV Group, Inc.	257,651	7,518,256
	Rush Enterprises, Inc. (RUSHA US), Class A	368,286	18,786,269
	Rush Enterprises, Inc. (RUSHB US), Class B	203,494	9,621,196
#*	RXO, Inc.	5,245	166,319
	Schneider National, Inc., Class B	2,688	72,334
*	Servotronics, Inc.	24,804	285,740
	Shyft Group, Inc.	235,248	3,945,109
*	SIFCO Industries, Inc.	45,608	152,787
*	SkyWest, Inc.	213,560	17,071,986
*	SPX Technologies, Inc.	162,857	24,027,922
	Standex International Corp.	87,438	16,333,418
	Steelcase, Inc., Class A	327,563	4,746,388
*	Sterling Check Corp.	35,646	558,929
*	Sterling Infrastructure, Inc.	144,036	16,760,029
*	Stratasys Ltd.	80,206	686,563
#*	Sunrun, Inc.	10,850	190,201
#	Tecnoglass, Inc.	180,436	9,709,261
	Tennant Co.	138,250	14,888,142
	Terex Corp.	171,708	10,862,248
*	Thermon Group Holdings, Inc.	155,845	5,113,274
*	Titan International, Inc.	465,349	3,964,773
*	Titan Machinery, Inc.	67,727	1,207,572
*	Transcat, Inc.	44,874	5,171,280

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	358,905	$11,865,399
*	Triumph Group, Inc.	1,503	24,634
*	TrueBlue, Inc.	180,766	2,160,154
#	TTEC Holdings, Inc.	63,955	510,361
*	Tutor Perini Corp.	225,294	5,607,568
	Twin Disc, Inc.	88,449	1,275,435
*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	93,981	1,125,892
	Universal Logistics Holdings, Inc.	106,109	4,565,870
*	V2X, Inc.	47,027	2,451,518
*	Verra Mobility Corp.	385,526	11,615,898
*	Viad Corp.	34,187	1,136,718
*	Vicor Corp.	25,625	1,079,069
#	Virco Mfg. Corp.	133,476	2,349,178
#	VSE Corp.	75,217	6,693,561
#	Wabash National Corp.	457,466	9,830,944
#	Werner Enterprises, Inc.	127,251	4,986,967
*	Willdan Group, Inc.	47,861	1,621,531
	Willis Lease Finance Corp.	74,923	6,464,356
TOTAL INDUSTRIALS			1,485,161,937
INFORMATION TECHNOLOGY — (10.4%)
*	8x8, Inc.	56,313	173,444
#*	908 Devices, Inc.	3,160	17,980
	A10 Networks, Inc.	411,676	5,388,839
*	ACI Worldwide, Inc.	450,684	19,483,069
	Adeia, Inc.	522,819	6,143,123
	ADTRAN Holdings, Inc.	5,847	39,584
#	Advanced Energy Industries, Inc.	43,948	5,114,229
*	Agilysys, Inc.	187,965	21,068,997
#*	Airgain, Inc.	23,324	174,464
#*	Alarm.com Holdings, Inc.	201,668	14,227,677
*	Alithya Group, Inc., Class A	86,816	113,555
*	Alkami Technology, Inc.	161,417	5,283,178
*	Alpha & Omega Semiconductor Ltd.	192,304	7,961,386
*	Ambarella, Inc.	103,541	5,450,398
	American Software, Inc., Class A	224,960	2,461,062
*	Amtech Systems, Inc.	26,260	150,732
#*	Applied Optoelectronics, Inc.	25,312	241,730
*	Arlo Technologies, Inc.	12,353	187,272
*	ASGN, Inc.	5,942	562,529
#*	AstroNova, Inc.	59,126	935,373
#*	Aurora Innovation, Inc.	337,587	1,350,348
*	AvePoint, Inc.	322,041	3,510,247
*	Aviat Networks, Inc.	29,230	906,130
*	Aware, Inc.	86,690	181,182
*	Axcelis Technologies, Inc.	34,022	4,298,680
*	AXT, Inc.	133,616	486,362
	Badger Meter, Inc.	35,099	7,236,010
#	Bel Fuse, Inc. (BELFA US), Class A	33,047	3,098,156
#	Bel Fuse, Inc. (BELFB US), Class B	83,530	6,203,773
	Belden, Inc.	204,344	18,940,645
	Benchmark Electronics, Inc.	296,235	14,180,770
*	BK Technologies Corp.	9,350	120,428
*	Blackbaud, Inc.	87,887	6,976,470
#*	BlackLine, Inc.	65,637	3,119,070
*	Box, Inc., Class A	173,264	4,872,184
*	Brightcove, Inc.	35,300	84,014
*	Calix, Inc.	288,495	11,865,799

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	67,015	$213,108
*	CEVA, Inc.	147,076	2,948,874
#*	Cleanspark, Inc.	651,738	10,427,808
#	Clear Secure, Inc., Class A	60,374	1,288,985
#*	Clearfield, Inc.	11,586	502,832
	Climb Global Solutions, Inc.	32,917	2,350,932
*	Cohu, Inc.	288,294	9,222,525
*	CommVault Systems, Inc.	60,211	9,203,251
*	Comtech Telecommunications Corp.	41,659	134,975
*	Consensus Cloud Solutions, Inc.	1,708	36,380
#*	CoreCard Corp.	5,645	67,176
#*	Corsair Gaming, Inc.	281,657	2,312,404
#	Crane NXT Co.	85,684	5,387,810
*	Credo Technology Group Holding Ltd.	195,075	5,413,331
#*	CS Disco, Inc.	128,213	792,356
	CSP, Inc.	99,782	1,542,630
	CTS Corp.	254,031	12,417,035
#*	CVD Equipment Corp.	35,633	138,969
#*	Daily Journal Corp.	3,764	1,752,518
*	Daktronics, Inc.	195,368	2,926,613
*	Data I/O Corp.	49,450	129,065
#*	Data Storage Corp.	9,283	50,221
*	Diebold Nixdorf, Inc.	18,491	805,283
*	Digi International, Inc.	231,060	6,307,938
#*	DigitalOcean Holdings, Inc.	83,917	2,780,170
*	Diodes, Inc.	19,449	1,520,912
*	DoubleVerify Holdings, Inc.	111,633	2,357,689
#*	DXC Technology Co.	526,339	10,705,735
*	E2open Parent Holdings, Inc.	77,097	360,043
#*	Eastman Kodak Co.	187,721	1,090,659
*	eGain Corp.	59,832	433,782
#*	Electro-Sensors, Inc.	4,550	18,064
#*	Enfusion, Inc., Class A	99,298	941,345
*	Envestnet, Inc.	212,941	13,198,083
*	ePlus, Inc.	206,398	18,972,104
#*	EverCommerce, Inc.	6,970	84,058
#*	Everspin Technologies, Inc.	45,678	283,660
*	Extreme Networks, Inc.	537,370	7,684,391
#*	FARO Technologies, Inc.	82,249	1,406,458
#*	Fastly, Inc., Class A	121,012	980,197
#*	Five9, Inc.	24,634	1,097,445
*	FormFactor, Inc.	482,486	25,841,950
#*	Frequency Electronics, Inc.	67,479	917,714
#*	Freshworks, Inc., Class A	64,180	802,250
*	Grid Dynamics Holdings, Inc.	194,372	2,507,399
*	GSI Technology, Inc.	54,160	151,648
	Hackett Group, Inc.	317,440	8,659,763
*	Harmonic, Inc.	861,681	12,632,244
*	Ichor Holdings Ltd.	134,988	4,589,592
*	Identiv, Inc.	33,314	130,258
	Immersion Corp.	140,453	1,793,585
#*	indie Semiconductor, Inc., Class A	187,433	1,120,849
*	Infinera Corp.	276,395	1,641,786
	Information Services Group, Inc.	124,941	433,545
#*	Insight Enterprises, Inc.	13,213	2,966,319
#*	Intapp, Inc.	91,825	3,290,090
#	InterDigital, Inc.	129,352	15,879,252
*	inTEST Corp.	81,789	883,321
*	Intevac, Inc.	47,700	184,122

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	IonQ, Inc.	19,907	$162,242
*	IPG Photonics Corp.	28,293	2,274,757
*	Iteris, Inc.	189,753	931,687
*	Itron, Inc.	177,401	18,350,359
#*	Jamf Holding Corp.	198,584	3,636,073
#*	JFrog Ltd.	215,527	8,310,721
*	Key Tronic Corp.	63,132	244,321
*	Kimball Electronics, Inc.	183,859	4,357,458
*	Knowles Corp.	549,007	10,030,358
#	Kulicke & Soffa Industries, Inc.	372,420	17,567,051
*	KVH Industries, Inc.	96,578	429,772
*	Kyndryl Holdings, Inc.	327,418	8,797,722
#*	Lantronix, Inc.	89,399	366,536
#*	LGL Group, Inc.	51,187	288,183
*	LiveRamp Holdings, Inc.	292,799	8,865,954
*	Lumentum Holdings, Inc.	52,031	2,694,165
*	Luna Innovations, Inc.	71,402	214,206
*	Magnachip Semiconductor Corp.	37,339	190,056
*	Matterport, Inc.	526,283	2,336,697
*	MaxLinear, Inc.	270,656	3,827,076
#*	MeridianLink, Inc.	111,604	2,637,203
	Methode Electronics, Inc.	275,701	3,490,375
*	Mirion Technologies, Inc.	373,370	3,935,320
#*	Mitek Systems, Inc.	187,690	2,498,154
#*	M-Tron Industries, Inc.	25,593	896,267
*	N-able, Inc.	617,099	8,602,360
	Napco Security Technologies, Inc.	371,440	20,730,066
#*	Navitas Semiconductor Corp.	334,515	1,241,051
#*	nCino, Inc.	49,506	1,621,817
#*	NCR Voyix Corp.	408,097	6,019,431
#*	NETGEAR, Inc.	33,528	532,425
*	NetScout Systems, Inc.	421,197	8,571,359
	Network-1 Technologies, Inc.	41,388	66,221
*	nLight, Inc.	201,560	2,432,829
#	NVE Corp.	26,844	2,397,169
*	Olo, Inc., Class A	442,828	2,116,718
*	ON24, Inc.	53,998	354,767
*	OneSpan, Inc.	39,699	587,545
*	Ooma, Inc.	12,132	126,173
*	Optical Cable Corp.	27,967	76,909
*	OSI Systems, Inc.	130,061	19,246,427
#*	PAR Technology Corp.	122,684	6,212,718
	PC Connection, Inc.	152,870	10,940,906
*	PDF Solutions, Inc.	170,662	5,988,530
*	Perficient, Inc.	105,321	7,942,257
*	Photronics, Inc.	339,230	8,619,834
*	Plexus Corp.	205,049	26,281,130
	Power Integrations, Inc.	5,163	377,106
#*	Powerfleet, Inc. NJ	36,744	166,450
*	PowerSchool Holdings, Inc., Class A	2,309	52,091
	Progress Software Corp.	298,601	17,438,298
#*	Q2 Holdings, Inc.	205,399	13,858,271
#*	Red Violet, Inc.	6,476	166,822
*	RF Industries Ltd.	52,025	216,944
*	Ribbon Communications, Inc.	381,585	1,293,573
#	Richardson Electronics Ltd.	101,116	1,210,359
*	RingCentral, Inc., Class A	49,524	1,735,816
#*	Riot Platforms, Inc.	686,004	6,990,381
*	Rogers Corp.	76,669	9,367,418

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	275,638	$20,763,811
	Sapiens International Corp. NV	241,724	9,403,064
*	ScanSource, Inc.	243,771	12,688,281
*	SecureWorks Corp., Class A	20,131	155,009
*	SEMrush Holdings, Inc., Class A	13,174	194,185
*	Silicon Laboratories, Inc.	3,756	451,208
*	SiTime Corp.	20,352	2,888,966
*	SMART Global Holdings, Inc.	302,404	7,076,254
#*	SmartRent, Inc.	562,542	1,035,077
	SolarWinds Corp.	553,298	6,600,845
#*	SoundThinking, Inc.	7,777	120,232
#*	Sprinklr, Inc., Class A	26,368	259,197
††	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	33,848	2,955,607
*	Telos Corp.	188,798	811,831
*	Teradata Corp.	121,343	3,933,940
*	Terawulf, Inc.	17,032	70,853
#*	Thoughtworks Holding, Inc.	37,838	131,676
#*	TransAct Technologies, Inc.	51,620	205,964
*	Trio-Tech International	14,028	77,407
#*	TTM Technologies, Inc.	717,821	13,911,371
*	Turtle Beach Corp.	63,770	922,752
*	Ultra Clean Holdings, Inc.	276,231	11,949,753
*	Unisys Corp.	264,085	1,257,045
*	Upland Software, Inc.	830	1,913
*	Varonis Systems, Inc.	103,184	5,688,534
#*	Veeco Instruments, Inc.	337,766	13,986,890
*	Verint Systems, Inc.	101,401	3,664,632
#*	Vertex, Inc., Class A	118,706	4,706,693
*	Viant Technology, Inc., Class A	33,655	391,408
*	Viavi Solutions, Inc.	361,351	2,905,262
	Vishay Intertechnology, Inc.	351,711	8,550,094
*	Vishay Precision Group, Inc.	106,087	3,637,723
	Xerox Holdings Corp.	622,123	6,697,154
*	Xperi, Inc.	133,624	1,091,708
*	Yext, Inc.	37,320	214,963
TOTAL INFORMATION TECHNOLOGY			857,641,500
MATERIALS — (4.9%)
	AdvanSix, Inc.	110,023	3,077,343
	Alpha Metallurgical Resources, Inc.	65,382	19,314,497
	American Vanguard Corp.	94,686	910,879
#*	Ampco-Pittsburgh Corp.	13,633	21,540
	Arch Resources, Inc.	79,113	11,594,010
*	Ascent Industries Co.	60,117	605,979
*	Aspen Aerogels, Inc.	227,519	4,643,663
	Avient Corp.	43,612	1,973,007
*	Bioceres Crop Solutions Corp.	15,939	176,923
	Caledonia Mining Corp. PLC	8,957	104,797
	Carpenter Technology Corp.	256,503	37,416,093
#*	Century Aluminum Co.	804,592	12,157,385
*	Clearwater Paper Corp.	103,200	5,724,504
*	Coeur Mining, Inc.	879,000	5,704,710
*	Core Molding Technologies, Inc.	45,561	840,600
*	Dakota Gold Corp.	35,240	83,871
*	Ecovyst, Inc.	483,626	4,613,792
	Ferroglobe PLC	687,616	3,816,269
	Fortitude Gold Corp.	56,138	260,480
	Friedman Industries, Inc.	73,974	1,250,161

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Gatos Silver, Inc.	84,716	$1,076,740
	Greif, Inc. (GEF US), Class A	95,064	6,338,868
	Greif, Inc. (GEF/B US), Class B	20,094	1,420,043
	Hawkins, Inc.	197,821	20,553,602
	Haynes International, Inc.	39,199	2,334,300
	HB Fuller Co.	11,732	1,011,298
	Hecla Mining Co.	1,864,356	10,775,978
	Huntsman Corp.	259,308	6,205,240
*	Ingevity Corp.	8,992	412,643
	Innospec, Inc.	180,162	23,626,445
#*	Intrepid Potash, Inc.	64,646	1,686,614
	Kaiser Aluminum Corp.	112,013	8,814,303
*	Knife River Corp.	2,134	169,696
	Koppers Holdings, Inc.	128,414	5,227,734
	Kronos Worldwide, Inc.	194,328	2,324,163
#*	LSB Industries, Inc.	55,133	502,262
	Materion Corp.	151,333	18,225,033
	Mativ Holdings, Inc.	114,911	2,193,651
	Mercer International, Inc.	277,826	2,117,034
#*	Metallus, Inc.	342,359	7,675,689
	Minerals Technologies, Inc.	191,997	15,048,725
#*	MP Materials Corp.	206,885	2,797,085
	Myers Industries, Inc.	308,235	4,592,701
*	Nexa Resources SA	57,271	414,642
	Northern Technologies International Corp.	76,828	1,011,825
*	O-I Glass, Inc.	470,514	6,286,067
#	Olympic Steel, Inc.	91,634	4,644,011
	Orion SA	253,172	6,233,095
	Pactiv Evergreen, Inc.	218,019	2,864,770
*	Perimeter Solutions SA	5,690	55,136
	Quaker Chemical Corp.	23,315	4,233,305
#	Radius Recycling, Inc.	183,450	3,324,114
	Ramaco Resources, Inc. (METC US), Class A	178,721	2,430,606
	Ramaco Resources, Inc. (METCB US), Class B	918	10,731
*	Ranpak Holdings Corp.	232,706	1,680,137
*	Rayonier Advanced Materials, Inc.	258,926	1,721,858
††	Resolute Forest Products, Inc.	332,327	471,904
	Ryerson Holding Corp.	169,650	4,035,974
	Sensient Technologies Corp.	67,833	5,294,366
#*	Smith-Midland Corp.	1,828	63,468
	Stepan Co.	162,737	13,772,432
	SunCoke Energy, Inc.	412,466	4,825,852
	Sylvamo Corp.	218,073	16,074,161
	Tredegar Corp.	105,089	600,058
	TriMas Corp.	291,396	7,162,514
#	Tronox Holdings PLC	749,982	12,119,709
*	U.S. Gold Corp.	6,742	39,373
	U.S. Lime & Minerals, Inc.	293,100	24,928,155
*	Universal Stainless & Alloy Products, Inc.	45,031	1,689,563
	Warrior Met Coal, Inc.	214,407	14,817,668
	Worthington Steel, Inc.	161,919	6,455,711
TOTAL MATERIALS			406,681,555
REAL ESTATE — (1.2%)
*	AMREP Corp.	66,750	1,699,455
#*	Anywhere Real Estate, Inc.	94,934	448,088
#*	CKX Lands, Inc.	12,473	163,521
*	Compass, Inc., Class A	777,663	3,413,941
*	Cushman & Wakefield PLC	476,582	6,247,990

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	DigitalBridge Group, Inc.	191,427	$2,704,864
*	Five Point Holdings LLC, Class A	20,869	69,911
*	Forestar Group, Inc.	128,423	4,062,019
*	FRP Holdings, Inc.	179,132	5,390,082
*	Howard Hughes Holdings, Inc.	237,384	17,606,771
*»	JW Mays, Inc.	2,700	117,450
#	Kennedy-Wilson Holdings, Inc.	513,850	5,349,179
	Marcus & Millichap, Inc.	254,835	10,094,014
#*	Maui Land & Pineapple Co., Inc.	85,311	2,039,786
	Newmark Group, Inc., Class A	495,498	6,431,564
#*	Opendoor Technologies, Inc.	736,473	1,708,617
*	Rafael Holdings, Inc., Class B	114,197	170,154
	RE/MAX Holdings, Inc., Class A	51,780	499,677
	RMR Group, Inc., Class A	42,107	1,092,256
	St. Joe Co.	421,390	25,991,335
*	Stratus Properties, Inc.	54,918	1,516,835
#*	Tejon Ranch Co.	132,081	2,509,539
TOTAL REAL ESTATE			99,327,048
UTILITIES — (2.1%)
	ALLETE, Inc.	104,755	6,756,698
#*	Altus Power, Inc.	31,329	131,582
	American States Water Co.	152,009	12,545,303
	Artesian Resources Corp., Class A	50,464	1,976,675
	Avista Corp.	266,241	10,431,322
	Black Hills Corp.	85,289	5,036,315
	California Water Service Group	247,671	13,240,492
	Chesapeake Utilities Corp.	123,935	14,628,048
#	Consolidated Water Co. Ltd.	90,999	2,644,431
	Genie Energy Ltd., Class B	210,566	3,571,199
	Global Water Resources, Inc.	34,593	447,287
#	MGE Energy, Inc.	131,963	11,591,630
	Middlesex Water Co.	127,634	8,485,108
#*	Montauk Renewables, Inc.	9,191	54,595
	New Jersey Resources Corp.	11,477	536,550
#	Northwest Natural Holding Co.	146,892	5,872,742
	Northwestern Energy Group, Inc.	143,384	7,709,758
	ONE Gas, Inc.	68,889	4,796,741
#	Ormat Technologies, Inc.	18,014	1,398,607
#	Otter Tail Corp.	270,818	26,247,681
	PNM Resources, Inc.	110,316	4,586,939
	Portland General Electric Co.	11,606	549,892
*	Pure Cycle Corp.	103,234	1,135,574
	RGC Resources, Inc.	23,748	534,567
	SJW Group	182,035	11,033,141
	Spire, Inc.	61,517	4,096,417
	Unitil Corp.	115,409	7,072,264
#	York Water Co.	87,968	3,633,958
TOTAL UTILITIES			170,745,516
TOTAL COMMON STOCKS			7,632,332,596
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	5,836	133,469
TOTAL INVESTMENT SECURITIES (Cost $3,729,980,688)			7,632,466,065

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	76,097,650	$76,097,650
SECURITIES LENDING COLLATERAL — (6.5%)
@§	The DFA Short Term Investment Fund	46,070,689	532,899,662
TOTAL INVESTMENTS — (100.0%)
(Cost $4,338,986,912)^^			$8,241,463,377
As of July 31, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	243	09/20/24	$66,733,624	$67,529,700	$796,076
Total Futures Contracts			$66,733,624	$67,529,700	$796,076
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$219,730,194	$161,800	—	$219,891,994
Consumer Discretionary	1,129,149,051	291,851	—	1,129,440,902
Consumer Staples	286,199,250	690,441	—	286,889,691
Energy	396,798,682	—	—	396,798,682
Financials	1,716,797,861	244,927	—	1,717,042,788
Health Care	861,046,985	—	$1,663,998	862,710,983
Industrials	1,485,146,319	—	15,618	1,485,161,937
Information Technology	857,638,576	—	2,924	857,641,500
Materials	406,209,651	—	471,904	406,681,555
Real Estate	99,209,598	117,450	—	99,327,048
Utilities	170,745,516	—	—	170,745,516
Preferred Stocks
Communication Services	133,469	—	—	133,469
Temporary Cash Investments	76,097,650	—	—	76,097,650
Securities Lending Collateral	—	532,899,662	—	532,899,662
Total Investments in Securities	$7,704,902,802	$534,406,131	$2,154,444˂˃	$8,241,463,377
Financial Instruments
Assets
Futures Contracts**	796,076	—	—	796,076
Total Financial Instruments	$796,076	—	—	$796,076
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
REAL ESTATE — (98.2%)
#	Acadia Realty Trust	546,064	$11,816,825
#	Agree Realty Corp.	557,861	38,475,673
#	Alexander's, Inc.	12,881	3,121,066
	Alexandria Real Estate Equities, Inc.	880,801	103,309,149
#	Alpine Income Property Trust, Inc.	26,208	455,233
	American Assets Trust, Inc.	267,661	7,098,370
	American Homes 4 Rent, Class A	1,838,899	66,365,865
	American Tower Corp.	2,615,608	576,480,003
#	Americold Realty Trust, Inc.	1,459,827	43,634,229
*	Apartment Investment & Management Co., Class A	735,907	6,520,136
	Apple Hospitality REIT, Inc.	1,263,850	18,692,342
#*	Ashford Hospitality Trust, Inc.	94,577	98,360
	AvalonBay Communities, Inc.	798,619	163,653,005
#	Bluerock Homes Trust, Inc.	21,940	409,400
	Braemar Hotels & Resorts, Inc.	329,524	1,169,810
	Brandywine Realty Trust	941,440	4,744,858
	Brixmor Property Group, Inc.	1,667,209	42,463,813
	Broadstone Net Lease, Inc.	1,028,675	17,909,232
#	BRT Apartments Corp.	63,584	1,191,564
	BXP, Inc.	835,807	59,601,397
	Camden Property Trust	599,128	66,353,426
	CareTrust REIT, Inc.	776,185	20,925,948
#	CBL & Associates Properties, Inc.	23,757	612,218
	Centerspace	81,044	5,659,303
	Chatham Lodging Trust	260,571	2,290,419
	City Office REIT, Inc.	225,458	1,364,021
#	Clipper Realty, Inc.	84,924	334,601
	Community Healthcare Trust, Inc.	147,882	3,217,912
	COPT Defense Properties	611,203	17,706,551
	Cousins Properties, Inc.	833,071	22,917,783
	Creative Media & Community Trust Corp.	31,658	69,331
	Crown Castle, Inc.	2,429,862	267,479,209
#	CTO Realty Growth, Inc.	114,121	2,290,408
	CubeSmart	1,264,768	60,177,661
	DiamondRock Hospitality Co.	1,106,357	9,105,318
	Digital Realty Trust, Inc.	1,823,042	272,526,549
#	Diversified Healthcare Trust	553,047	1,847,177
#	Douglas Emmett, Inc.	900,620	14,490,976
#	Easterly Government Properties, Inc.	533,068	7,425,637
	EastGroup Properties, Inc.	270,471	50,575,372
	Elme Communities	470,623	7,746,455
	Empire State Realty Trust, Inc., Class A	786,606	8,471,747
	EPR Properties	414,224	18,640,080
	Equinix, Inc.	531,053	419,659,323
*	Equity Commonwealth	589,093	11,999,824
	Equity LifeStyle Properties, Inc.	957,497	65,760,894
	Equity Residential	1,908,807	132,910,231
	Essential Properties Realty Trust, Inc.	981,930	29,055,309
	Essex Property Trust, Inc.	351,361	97,804,848
	Extra Space Storage, Inc.	1,181,254	188,551,764
	Federal Realty Investment Trust	414,925	46,326,376
	First Industrial Realty Trust, Inc.	733,768	40,151,785
	Four Corners Property Trust, Inc.	494,948	13,432,889

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Franklin Street Properties Corp., Class C	470,075	$817,931
	Gaming & Leisure Properties, Inc.	1,539,364	77,276,073
	Generation Income Properties, Inc.	1,247	3,354
#	Getty Realty Corp.	277,115	8,208,146
	Gladstone Commercial Corp.	222,809	3,353,275
#	Global Medical REIT, Inc.	339,068	3,238,099
	Global Net Lease, Inc.	1,059,421	9,216,963
	Global Self Storage, Inc.	43,975	221,194
#	Healthcare Realty Trust, Inc.	2,122,619	37,549,130
	Healthpeak Properties, Inc.	3,960,088	86,409,120
	Highwoods Properties, Inc.	576,502	17,854,267
	Host Hotels & Resorts, Inc.	3,802,980	66,590,180
#	Hudson Pacific Properties, Inc.	683,326	4,093,123
#	Independence Realty Trust, Inc.	1,242,419	23,171,114
	Industrial Logistics Properties Trust	341,281	1,754,184
#	Innovative Industrial Properties, Inc.	136,524	16,766,512
#	InvenTrust Properties Corp.	352,948	9,942,545
	Invitation Homes, Inc.	3,401,005	119,953,446
	Iron Mountain, Inc.	1,630,946	167,269,822
#	JBG SMITH Properties	463,278	7,574,595
	Kilroy Realty Corp.	605,680	22,391,990
	Kimco Realty Corp.	3,781,639	82,175,015
	Kite Realty Group Trust	1,213,494	29,924,762
	Lamar Advertising Co., Class A	493,560	59,158,102
#	LTC Properties, Inc.	227,655	8,129,560
	LXP Industrial Trust	1,602,599	16,506,770
#	Macerich Co.	1,170,927	18,746,541
#	Medical Properties Trust, Inc.	3,383,444	16,274,366
	Mid-America Apartment Communities, Inc.	659,401	92,164,478
#	Modiv Industrial, Inc.	8,119	120,811
	National Health Investors, Inc.	239,084	17,897,828
	National Storage Affiliates Trust	384,146	16,353,095
#	NET Lease Office Properties	87,692	2,587,791
#	NETSTREIT Corp.	403,166	6,640,144
	NexPoint Residential Trust, Inc.	125,806	5,496,464
	NNN REIT, Inc.	1,033,544	46,395,790
#	Office Properties Income Trust	243,191	605,546
	Omega Healthcare Investors, Inc.	1,399,678	50,948,279
	One Liberty Properties, Inc.	95,825	2,528,822
	Orion Office REIT, Inc.	310,282	1,256,642
	Outfront Media, Inc.	709,897	11,514,529
	Paramount Group, Inc.	917,743	4,808,973
	Park Hotels & Resorts, Inc.	1,154,824	17,391,649
#	Pebblebrook Hotel Trust	660,626	9,043,970
	Phillips Edison & Co., Inc.	356,994	12,530,489
	Piedmont Office Realty Trust, Inc., Class A	686,106	5,934,817
	Plymouth Industrial REIT, Inc.	223,721	5,351,406
#	Postal Realty Trust, Inc., Class A	66,942	1,001,452
	Prologis, Inc.	5,214,547	657,293,649
	Public Storage	886,756	262,408,836
	Realty Income Corp.	4,873,095	279,861,846
	Regency Centers Corp.	978,930	65,921,146
#	Retail Opportunity Investments Corp.	694,754	10,386,572
#	Rexford Industrial Realty, Inc.	1,217,306	60,999,204
	RLJ Lodging Trust	849,672	8,020,904
	Ryman Hospitality Properties, Inc.	315,500	31,710,905
	Sabra Health Care REIT, Inc.	1,277,702	20,737,103
#	Saul Centers, Inc.	74,829	2,959,487
	SBA Communications Corp.	581,317	127,622,334

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Service Properties Trust	896,762	$5,084,641
	Simon Property Group, Inc.	1,825,224	280,062,371
	SITE Centers Corp.	993,270	15,346,022
#	SL Green Realty Corp.	360,784	24,042,646
*	Sotherly Hotels, Inc.	71,297	91,617
	STAG Industrial, Inc.	1,004,444	40,991,360
	Summit Hotel Properties, Inc.	603,699	3,827,452
	Sun Communities, Inc.	701,700	88,926,441
	Sunstone Hotel Investors, Inc.	1,041,002	10,784,781
#	Tanger, Inc.	608,344	17,581,142
	Terreno Realty Corp.	531,502	36,360,052
	UDR, Inc.	1,755,133	70,328,179
	UMH Properties, Inc.	364,126	6,466,878
#	Uniti Group, Inc.	1,340,541	5,147,677
	Universal Health Realty Income Trust	73,588	3,145,887
	Urban Edge Properties	671,489	13,631,227
	Ventas, Inc.	2,274,210	123,807,992
	Veris Residential, Inc.	403,048	6,331,884
	VICI Properties, Inc.	5,612,478	175,446,031
	Vornado Realty Trust	912,082	27,353,339
	Welltower, Inc.	3,020,487	336,029,179
	Whitestone REIT	245,521	3,388,190
	WP Carey, Inc.	1,229,862	71,098,322
	Xenia Hotels & Resorts, Inc.	551,661	7,657,055
TOTAL REAL ESTATE			7,201,087,180

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	61,288,406	61,288,406
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	5,831,066	67,447,945
TOTAL INVESTMENTS — (100.0%)
(Cost $4,368,911,790)^^			$7,329,823,531
As of July 31, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	208	09/20/24	$57,121,785	$57,803,200	$681,415
Total Futures Contracts			$57,121,785	$57,803,200	$681,415

DFA Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$7,201,087,180	—	—	$7,201,087,180
Temporary Cash Investments	61,288,406	—	—	61,288,406
Securities Lending Collateral	—	$67,447,945	—	67,447,945
Total Investments in Securities	$7,262,375,586	$67,447,945	—	$7,329,823,531
Financial Instruments
Assets
Futures Contracts**	681,415	—	—	681,415
Total Financial Instruments	$681,415	—	—	$681,415
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (6.3%)
	AGL Energy Ltd.	245,834	$1,671,133
	ALS Ltd.	243,765	2,467,933
	Ampol Ltd.	156,871	3,436,252
	ANZ Group Holdings Ltd.	668,376	12,715,879
	APA Group	377,861	1,958,513
	Aristocrat Leisure Ltd.	198,517	7,070,004
	ASX Ltd.	41,528	1,769,349
	Atlas Arteria Ltd.	329,488	1,131,656
	Aurizon Holdings Ltd.	1,213,919	2,959,864
	Bendigo & Adelaide Bank Ltd.	285,791	2,339,639
	BHP Group Ltd. (BHP AU), Class DI	872,588	24,236,083
#	BHP Group Ltd. (BHP LN), Class DI	242,396	6,692,090
	BHP Group Ltd. (BHP US), Sponsored ADR	298,208	16,559,490
	BlueScope Steel Ltd.	232,410	3,374,861
	Brambles Ltd.	539,223	5,497,202
	CAR Group Ltd.	90,286	2,064,887
	Challenger Ltd.	16,787	77,370
	Cleanaway Waste Management Ltd.	1,014,244	1,874,886
	Cochlear Ltd.	20,945	4,732,642
	Coles Group Ltd.	466,490	5,528,685
	Commonwealth Bank of Australia	399,233	35,974,927
	Computershare Ltd.	160,672	2,897,881
	CSL Ltd.	70,047	14,216,954
	Endeavour Group Ltd.	550,045	1,978,332
	Evolution Mining Ltd.	1,203,701	3,118,758
#	Flight Centre Travel Group Ltd.	2,865	41,714
	Fortescue Ltd.	599,345	7,457,547
	Harvey Norman Holdings Ltd.	414,306	1,301,177
#	IDP Education Ltd.	7,071	69,442
	Incitec Pivot Ltd.	992,567	1,916,237
	Insurance Australia Group Ltd.	1,347,639	6,519,748
*	James Hardie Industries PLC (JHX AU), CDI	127,130	4,566,970
	JB Hi-Fi Ltd.	87,528	3,996,411
	Lottery Corp. Ltd.	755,374	2,461,433
#*	Lynas Rare Earths Ltd.	209,621	857,020
	Macquarie Group Ltd.	69,787	9,604,540
	Medibank Pvt Ltd.	810,449	2,109,877
	Mineral Resources Ltd.	57,490	2,056,002
	National Australia Bank Ltd.	761,920	19,243,555
	Netwealth Group Ltd.	69,830	1,085,350
*	NEXTDC Ltd.	210,674	2,319,991
	Northern Star Resources Ltd.	457,579	4,246,849
	Orica Ltd.	256,717	3,020,758
	Origin Energy Ltd.	639,687	4,389,194
#	Pilbara Minerals Ltd.	1,041,411	2,012,905
	Pro Medicus Ltd.	22,446	2,117,761
*	Qantas Airways Ltd.	299,473	1,268,706
	QBE Insurance Group Ltd.	516,186	6,092,053
	Qube Holdings Ltd.	798,076	1,998,545
	Ramsay Health Care Ltd.	60,194	1,833,126
	REA Group Ltd.	14,858	1,997,653
	Reece Ltd.	79,223	1,435,634
	Rio Tinto Ltd.	128,340	9,861,913
	Santos Ltd.	2,230,872	11,629,327
	SEEK Ltd.	117,034	1,694,838

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Seven Group Holdings Ltd.	107,212	$2,750,720
	Sonic Healthcare Ltd.	207,404	3,758,817
	South32 Ltd. (S32 AU)	2,979,976	5,976,922
	Steadfast Group Ltd.	394,176	1,673,232
	Suncorp Group Ltd.	483,395	5,624,365
	Technology One Ltd.	153,363	2,071,698
*	Telix Pharmaceuticals Ltd.	70,294	882,469
	Telstra Group Ltd. (TLS AU)	1,190,618	3,076,871
	TPG Telecom Ltd.	178,430	555,264
	Transurban Group	662,674	5,655,124
	Treasury Wine Estates Ltd.	295,168	2,386,292
Ω	Viva Energy Group Ltd.	636,826	1,358,446
	Wesfarmers Ltd.	328,349	15,846,844
	Westpac Banking Corp.	748,445	14,626,710
	Whitehaven Coal Ltd.	858,906	4,336,151
	WiseTech Global Ltd.	32,539	2,038,930
	Woodside Energy Group Ltd. (WDS AU)	656,980	11,914,204
	Woodside Energy Group Ltd. (WDS LN)	43,801	790,211
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	1,250,024
	Woolworths Group Ltd.	343,006	7,739,302
	Worley Ltd.	174,527	1,731,121
*	Xero Ltd.	33,681	3,068,917
#	Yancoal Australia Ltd.	297,444	1,378,502
TOTAL AUSTRALIA			386,042,682
AUSTRIA — (0.2%)
	Erste Group Bank AG	129,852	6,754,415
	OMV AG	82,151	3,437,206
	Verbund AG	15,763	1,265,700
TOTAL AUSTRIA			11,457,321
BELGIUM — (0.8%)
	Ageas SA	4,646	221,787
	Anheuser-Busch InBev SA (ABI BB)	257,877	15,311,231
*	Argenx SE (ARGX BB)	4,901	2,505,814
*	Argenx SE (ARGX US), ADR	1,689	871,304
	D'ieteren Group	5,993	1,377,300
	Elia Group SA	222	23,057
	KBC Group NV	175,179	13,549,381
	Lotus Bakeries NV	57	619,383
	Solvay SA	76,668	2,699,060
	Syensqo SA	76,668	6,779,581
	UCB SA	33,910	5,666,166
TOTAL BELGIUM			49,624,064
CANADA — (10.6%)
	Agnico Eagle Mines Ltd. (AEM CN)	19,594	1,511,896
	Agnico Eagle Mines Ltd. (AEM US)	154,311	11,908,180
*	Air Canada	5,492	63,287
	Alamos Gold, Inc. (AGI US), Class A	202,728	3,452,458
	Alimentation Couche-Tard, Inc.	256,932	15,838,542
	AltaGas Ltd.	156,204	3,724,503
	ARC Resources Ltd.	412,789	7,142,671
	AtkinsRealis Group, Inc.	90,231	3,887,256
#	Bank of Montreal (BMO CN)	11,607	978,985
	Bank of Montreal (BMO US)	185,221	15,619,687
	Bank of Nova Scotia (BNS CN)	153,045	7,146,497
	Bank of Nova Scotia (BNS US)	160,343	7,483,208

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp. (0R22 LI)	141,262	$2,606,195
	Barrick Gold Corp. (GOLD US)	416,234	7,704,491
	BCE, Inc. (BCE US)	17,800	600,394
*	Bombardier, Inc. (BBD/A CN), Class A	600	40,572
*	Bombardier, Inc. (BBD/B CN), Class B	32,600	2,200,172
	Brookfield Corp. (BN CN)	92,109	4,491,892
	Brookfield Corp. (BN US), Class A	162,198	7,907,153
	Brookfield Infrastructure Corp. (BIPC US), Class A	21,142	822,404
*	CAE, Inc. (CAE CN)	41,844	761,323
*	CAE, Inc. (CAE US)	79,230	1,440,401
	Cameco Corp. (CCJ US)	89,257	4,060,301
	Canadian Imperial Bank of Commerce (CM CN)	160,785	8,314,960
	Canadian Imperial Bank of Commerce (CM US)	106,735	5,517,132
	Canadian National Railway Co. (CNI US)	76,132	8,812,279
	Canadian National Railway Co. (CNR CN)	78,308	9,065,272
	Canadian Natural Resources Ltd. (CNQ CN)	31,472	1,117,414
	Canadian Natural Resources Ltd. (CNQ US)	677,831	24,049,444
	Canadian Pacific Kansas City Ltd. (CP CN)	74,912	6,282,049
	Canadian Pacific Kansas City Ltd. (CP US)	54,581	4,574,979
#	Canadian Tire Corp. Ltd., Class A	25,265	2,594,482
	Canadian Utilities Ltd., Class A	50,390	1,179,958
	CCL Industries, Inc., Class B	74,386	4,046,741
*	Celestica, Inc. (CLS US)	65,838	3,452,545
	Cenovus Energy, Inc. (CVE CN)	69,958	1,409,649
	Cenovus Energy, Inc. (CVE US)	370,701	7,462,211
*	CGI, Inc. (GIB US)	82,960	9,454,951
*	CGI, Inc. (GIBA CN)	199	22,691
	Colliers International Group, Inc. (CIGI US)	5,703	768,023
	Constellation Software, Inc.	6,352	20,042,121
*	Descartes Systems Group, Inc. (DSG CN)	15,836	1,610,612
*	Descartes Systems Group, Inc. (DSGX US)	7,933	806,389
	Dollarama, Inc.	92,686	8,688,914
	Element Fleet Management Corp.	268,036	5,127,173
#	Emera, Inc.	63,612	2,296,326
	Empire Co. Ltd., Class A	91,042	2,406,861
#	Enbridge, Inc. (ENB CN)	34,288	1,283,191
#	Enbridge, Inc. (ENB US)	417,273	15,614,356
	Endeavour Mining PLC	8,560	188,355
	Fairfax Financial Holdings Ltd.	14,706	17,343,100
	First Quantum Minerals Ltd.	94,804	1,160,456
	FirstService Corp. (FSV CN)	18,565	3,236,992
	FirstService Corp. (FSV US)	3,957	690,734
#	Fortis, Inc. (FTS CN)	109,919	4,595,317
	Fortis, Inc. (FTS US)	12,791	535,175
	Franco-Nevada Corp. (FNV US)	30,976	3,994,665
	George Weston Ltd.	21,948	3,399,067
	GFL Environmental, Inc.	69,106	2,682,695
#	Gildan Activewear, Inc. (GIL US)	98,507	4,006,280
	Great-West Lifeco, Inc.	134,181	4,030,338
Ω	Hydro One Ltd.	106,825	3,347,929
	iA Financial Corp., Inc.	73,567	4,974,624
	IGM Financial, Inc.	28,312	802,206
	Imperial Oil Ltd. (IMO US)	66,371	4,749,509
	Intact Financial Corp.	49,671	9,026,512
*	Ivanhoe Mines Ltd., Class A	133,750	1,748,588
	Keyera Corp.	126,300	3,563,093
	Kinross Gold Corp. (K CN)	748,885	6,807,306
	Kinross Gold Corp. (KGC US)	473,279	4,287,908
	Loblaw Cos. Ltd.	56,928	7,019,905

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	441,451	$4,457,195
#	Magna International, Inc. (MGA US)	169,678	7,528,613
	Manulife Financial Corp. (MFC CN)	97,370	2,593,900
	Manulife Financial Corp. (MFC US)	287,511	7,656,418
*	MEG Energy Corp.	170,525	3,533,640
	Metro, Inc.	94,918	5,652,538
#	National Bank of Canada	194,599	16,276,603
	Nutrien Ltd. (NTR CN)	12,443	638,170
	Nutrien Ltd. (NTR US)	204,102	10,450,002
	Onex Corp.	16,559	1,134,717
	Open Text Corp. (OTEX US)	88,610	2,793,873
#	Pan American Silver Corp. (PAAS US)	173,732	3,992,361
	Parkland Corp.	47,588	1,334,939
	Pembina Pipeline Corp. (PBA US)	209,683	8,123,119
	Pembina Pipeline Corp. (PPL CN)	14,413	558,606
	Quebecor, Inc., Class B	2,707	59,800
#	RB Global, Inc. (RBA CN)	15,049	1,198,884
	RB Global, Inc. (RBA US)	27,028	2,152,240
	Restaurant Brands International, Inc. (QSR CN)	58,971	4,129,016
#	Restaurant Brands International, Inc. (QSR US)	28,059	1,963,849
	Rogers Communications, Inc. (RCI US), Class B	63,944	2,471,436
	Rogers Communications, Inc. (RCIB CN), Class B	78,461	3,034,102
#	Royal Bank of Canada (RY CN)	226,806	25,344,316
#	Royal Bank of Canada (RY US)	206,240	23,045,258
	Saputo, Inc.	82,088	1,886,541
*	Shopify, Inc. (SHOP CN), Class A	9,260	567,143
*	Shopify, Inc. (SHOP US), Class A	95,408	5,838,970
	Stantec, Inc. (STN CN)	43,878	3,860,717
	Stantec, Inc. (STN US)	2,600	228,774
	Sun Life Financial, Inc. (SLF CN)	17,592	873,325
	Sun Life Financial, Inc. (SLF US)	150,128	7,447,850
	Suncor Energy, Inc. (SU US)	508,018	20,280,079
	TC Energy Corp. (TRP CN)	3,077	130,644
	TC Energy Corp. (TRP US)	338,269	14,345,988
	Teck Resources Ltd. (TECK US), Class B	284,146	13,925,995
	TELUS Corp.	81,584	1,317,139
	TFI International, Inc. (TFII US)	32,010	4,985,558
	Thomson Reuters Corp. (TRI US)	33,821	5,476,296
	TMX Group Ltd.	107,305	3,261,158
	Toromont Industries Ltd.	48,516	4,511,972
	Toronto-Dominion Bank (TD CN)	195,754	11,559,645
	Toronto-Dominion Bank (TD US)	286,785	16,928,919
	Tourmaline Oil Corp.	204,886	9,015,192
	Waste Connections, Inc. (WCN CN)	22,131	3,936,054
	Waste Connections, Inc. (WCN US)	31,409	5,583,545
	West Fraser Timber Co. Ltd. (WFG CN)	40,174	3,562,455
	Wheaton Precious Metals Corp. (WPM US)	81,471	4,868,707
	WSP Global, Inc.	38,846	6,452,715
TOTAL CANADA			650,552,921
DENMARK — (3.3%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	658	1,068,878
	AP Moller - Maersk AS (MAERSKB DC), Class B	872	1,442,583
*	Cadeler AS (CDLR US), ADR	8,063	209,961
	Carlsberg AS, Class B	54,016	6,522,807
	Coloplast AS, Class B	33,662	4,376,077
	Danske Bank AS	264,432	8,086,988
*	Demant AS	60,897	2,334,756
	DSV AS	49,468	9,074,638

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Genmab AS (GMAB DC)	20,347	$5,747,450
#*	Genmab AS (GMAB US), Sponsored ADR	1,009	28,545
	H Lundbeck AS (HLUNB DC)	2,027	12,673
	Novo Nordisk AS (NOVOB DC), Class B	923,030	122,294,908
	Novonesis (Novozymes) B, Class B	195,607	12,451,799
*Ω	Orsted AS	33,591	2,002,158
	Pandora AS	73,199	11,474,185
	Rockwool AS (ROCKA DC), Class A	43	18,922
	Rockwool AS (ROCKB DC), Class B	535	236,477
*	Svitzer Group AS	3,060	117,267
	Tryg AS	201,083	4,402,532
*	Vestas Wind Systems AS	267,475	6,619,214
*	Zealand Pharma AS	17,754	2,391,840
TOTAL DENMARK			200,914,658
FINLAND — (0.9%)
	Elisa OYJ	4,344	202,263
	Fortum OYJ	211,567	3,253,262
	Kesko OYJ (KESKOA FH), Class A	45,169	843,465
	Kone OYJ, Class B	98,576	5,033,742
	Metso OYJ	220,331	2,238,680
	Neste OYJ	139,912	2,823,820
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	878,370
	Nokia OYJ (NOKIA FH)	1,564,193	6,147,123
	Nokia OYJ (NOKIA FP)	268,823	1,054,129
	Nordea Bank Abp (NDA FH)	716,521	8,384,539
	Nordea Bank Abp (NDA SS)	598,154	7,004,503
	Sampo OYJ, Class A	126,967	5,565,610
	Stora Enso OYJ, Class R	289,596	3,620,273
	UPM-Kymmene OYJ	157,021	5,193,629
	Wartsila OYJ Abp	286,987	5,930,539
TOTAL FINLAND			58,173,947
FRANCE — (9.1%)
	Accor SA	81,247	3,126,638
	Aeroports de Paris SA	14,111	1,853,992
	Air Liquide SA	110,773	20,211,472
	Airbus SE	134,972	20,424,852
Ω	Amundi SA	28,160	2,055,136
	Arkema SA	15,167	1,368,713
	AXA SA	323,708	11,365,324
	BioMerieux	19,678	2,076,550
	BNP Paribas SA	230,011	15,758,909
	Bollore SE	356,077	2,216,522
	Bouygues SA	126,311	4,361,013
	Bureau Veritas SA	168,692	5,278,239
	Capgemini SE	49,461	9,819,168
	Carrefour SA	324,703	4,843,669
	Cie de Saint-Gobain SA	189,341	16,242,757
	Cie Generale des Etablissements Michelin SCA	390,422	15,456,351
	Credit Agricole SA	260,750	3,957,002
	Danone SA	178,587	11,601,913
	Dassault Aviation SA	9,740	1,960,993
	Dassault Systemes SE	70,721	2,680,946
	Edenred SE	58,764	2,446,860
	Eiffage SA	65,035	6,472,395
	Engie SA	750,988	11,805,652
	EssilorLuxottica SA	54,473	12,465,583

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eurofins Scientific SE	67,409	$3,990,874
Ω	Euronext NV	37,614	3,802,886
	Getlink SE	181,189	3,228,761
	Hermes International SCA	9,337	20,404,469
	Ipsen SA	26,660	2,993,389
	Kering SA	22,325	6,856,850
	Legrand SA	91,595	9,896,557
	L'Oreal SA	54,139	23,412,272
	LVMH Moet Hennessy Louis Vuitton SE	80,391	56,704,773
	Orange SA (ORA FP)	1,251,477	13,887,972
	Pernod Ricard SA	36,289	4,855,726
	Publicis Groupe SA (PUB FP)	104,028	10,860,152
	Renault SA	82,943	4,019,595
	Rexel SA	68,963	1,752,135
	Safran SA	105,878	23,260,617
	Sanofi SA (SAN FP)	216,767	22,347,046
	Sartorius Stedim Biotech	2,736	545,970
	Schneider Electric SE (0NWV LI)	935	226,653
	Schneider Electric SE (SU FP)	100,339	24,185,228
	Societe Generale SA	324,830	8,425,103
	Sodexo SA	43,413	4,111,528
	Sodexo, Inc.	16,625	1,575,235
	STMicroelectronics NV (STM FP)	178,896	5,914,809
#	STMicroelectronics NV (STM US)	194,351	6,561,290
	Teleperformance SE	35,682	4,593,535
	Thales SA	34,475	5,479,920
	TotalEnergies SE (TTE FP)	937,065	63,220,300
	TotalEnergies SE (TTE US), Sponsored ADR	18,895	1,280,703
	Veolia Environnement SA (VEOEY US), ADR	34,172	538,209
	Veolia Environnement SA (VIE FP)	206,203	6,477,600
	Vinci SA	155,702	17,768,390
	Vivendi SE	340,073	3,628,831
TOTAL FRANCE			556,658,027
GERMANY — (6.6%)
	adidas AG	34,923	8,751,608
	Allianz SE (ALIZY US), ADR	69,394	1,953,441
	Allianz SE (ALV GR)	73,809	20,789,441
	BASF SE	314,526	14,643,430
	Bayer AG	486,282	14,467,224
	Bayerische Motoren Werke AG	130,059	12,062,858
	Beiersdorf AG	17,838	2,589,133
	Brenntag SE	85,280	6,066,505
	Commerzbank AG	484,764	7,902,851
	Continental AG	64,745	3,969,115
*Ω	Covestro AG	101,939	6,001,030
	CTS Eventim AG & Co. KGaA	3,723	327,936
	Daimler Truck Holding AG	244,650	9,445,678
	Deutsche Bank AG (DB US)	724,088	11,266,809
	Deutsche Bank AG (DBK GR)	18,657	290,405
	Deutsche Boerse AG	74,358	15,226,172
#	Deutsche Lufthansa AG	346,934	2,174,160
	Deutsche Post AG	356,864	15,918,109
	Deutsche Telekom AG (DTE GR)	1,285,670	33,629,891
	Deutsche Wohnen SE	6,553	130,141
Ω	DWS Group GmbH & Co. KGaA	1,507	56,989
	E.ON SE	656,113	9,200,751
	Evonik Industries AG	97,676	1,978,105
	Fresenius Medical Care AG (FME GR)	111,609	4,306,751

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Fresenius SE & Co. KGaA	186,413	$6,679,319
	GEA Group AG	9,581	423,053
	Hannover Rueck SE	18,632	4,626,149
#Ω	Hapag-Lloyd AG	11,070	1,965,410
	Heidelberg Materials AG	77,789	8,103,994
	Hella GmbH & Co. KGaA	4,101	387,633
	Henkel AG & Co. KGaA	39,152	3,033,610
	HOCHTIEF AG	6,446	766,371
	Infineon Technologies AG (IFX GR)	426,614	14,819,776
	Knorr-Bremse AG	33,758	2,714,677
	Mercedes-Benz Group AG	314,581	20,795,195
	Merck KGaA	24,580	4,391,765
	MTU Aero Engines AG	13,065	3,699,533
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,855	20,122,099
	Nemetschek SE	37,203	3,553,485
	Puma SE (PUM GR)	6,295	312,377
	Rational AG	2,583	2,261,099
	Rheinmetall AG	17,368	9,459,590
	RWE AG	241,954	9,029,941
	SAP SE (SAP GR)	121,405	25,667,474
	Siemens AG (SIE GR)	189,024	34,609,724
*	Siemens Energy AG	178,818	5,192,613
Ω	Siemens Healthineers AG	57,939	3,105,479
	Symrise AG	25,445	3,206,868
*	Talanx AG	39,645	3,011,887
	Volkswagen AG	10,470	1,235,345
	Vonovia SE	233,695	7,165,135
TOTAL GERMANY			403,488,134
HONG KONG — (1.4%)
	AIA Group Ltd.	3,249,000	21,732,092
	ASMPT Ltd.	64,800	677,520
	BOC Hong Kong Holdings Ltd.	981,000	2,854,045
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	580,289
#	Cathay Pacific Airways Ltd.	1,108,000	1,157,591
	Chow Tai Fook Jewellery Group Ltd.	663,800	602,850
	CK Asset Holdings Ltd.	718,486	2,745,385
	CK Hutchison Holdings Ltd.	1,017,462	5,315,331
	CK Infrastructure Holdings Ltd.	226,000	1,507,363
	CLP Holdings Ltd.	361,900	3,106,049
Ω	ESR Group Ltd.	132,400	200,167
	Galaxy Entertainment Group Ltd.	325,000	1,366,275
	Hang Seng Bank Ltd.	184,300	2,256,905
	Henderson Land Development Co. Ltd.	572,571	1,608,250
	HK Electric Investments & HK Electric Investments Ltd.	830,500	562,375
	HKT Trust & HKT Ltd.	3,194,000	3,868,452
	Hong Kong & China Gas Co. Ltd.	3,986,661	3,248,621
	Hong Kong Exchanges & Clearing Ltd.	349,451	10,307,763
	L'Occitane International SA	39,750	172,085
	MGM China Holdings Ltd.	170,800	249,207
	MTR Corp. Ltd.	315,814	1,021,688
	Power Assets Holdings Ltd.	277,707	1,769,957
	PRADA SpA	167,500	1,207,568
Ω	Samsonite International SA	15,300	44,121
*	Sands China Ltd.	666,000	1,248,506
	Sino Land Co. Ltd.	1,739,584	1,799,353
	SITC International Holdings Co. Ltd.	260,000	580,262
	Sun Hung Kai Properties Ltd.	274,108	2,373,370
	Swire Pacific Ltd. (19 HK), Class A	195,000	1,682,221

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (87 HK), Class B	317,500	$411,502
	Swire Properties Ltd.	223,400	352,822
	Techtronic Industries Co. Ltd.	426,000	5,455,650
Ω	WH Group Ltd.	5,480,735	3,562,717
	Wharf Real Estate Investment Co. Ltd.	495,609	1,218,415
TOTAL HONG KONG			86,846,767
IRELAND — (0.7%)
	AIB Group PLC	861,102	4,939,354
	Bank of Ireland Group PLC	761,258	8,621,198
*	Flutter Entertainment PLC	35,144	6,951,722
	Kerry Group PLC (KYGA ID), Class A	29,556	2,763,360
	Kerry Group PLC (KYGA LN), Class A	18,318	1,653,587
	Kingspan Group PLC (KSP ID)	52,236	4,887,418
	Smurfit WestRock PLC	243,981	10,940,108
TOTAL IRELAND			40,756,747
ISRAEL — (0.6%)
*	Airport City Ltd.	27,194	375,795
	Amot Investments Ltd.	66,234	268,461
#*	Ashtrom Group Ltd.	20,618	258,866
	Azrieli Group Ltd.	9,244	567,372
	Bank Hapoalim BM	391,423	3,591,829
	Bank Leumi Le-Israel BM	524,756	4,522,079
	Bezeq The Israeli Telecommunication Corp. Ltd.	665,266	754,090
*	Big Shopping Centers Ltd.	2,966	289,671
	Camtek Ltd.	6,429	645,359
*	Clal Insurance Enterprises Holdings Ltd.	32,840	500,286
	Delek Group Ltd.	6,339	656,075
	Elbit Systems Ltd. (ESLT IT)	1,836	328,617
	Elbit Systems Ltd. (ESLT US)	3,204	576,656
	Electra Ltd.	961	352,208
	Energix-Renewable Energies Ltd.	93,195	318,981
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	265,474
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	82,428
*	Fattal Holdings 1998 Ltd.	3,434	363,285
#	First International Bank Of Israel Ltd.	30,269	1,220,410
	Formula Systems 1985 Ltd. (FORTY IT)	2,985	232,564
	Gav-Yam Lands Corp. Ltd.	14,388	103,598
	Harel Insurance Investments & Financial Services Ltd.	116,406	1,045,615
	Hilan Ltd.	7,611	409,122
	ICL Group Ltd.	228,087	954,789
	Israel Canada T.R Ltd.	33,298	117,579
	Israel Discount Bank Ltd., Class A	669,873	3,419,711
	Kenon Holdings Ltd.	3,925	99,614
	Matrix IT Ltd.	21,993	429,139
	Melisron Ltd.	6,899	483,589
	Menora Mivtachim Holdings Ltd.	10,679	273,907
	Migdal Insurance & Financial Holdings Ltd.	168,236	199,650
	Mivne Real Estate KD Ltd.	176,043	406,025
	Mizrahi Tefahot Bank Ltd.	50,700	1,829,573
#*	Nice Ltd. (NICE US), Sponsored ADR	9,122	1,651,082
*	Nova Ltd. (NVMI IT)	9,131	1,834,708
*	OPC Energy Ltd.	28,662	204,421
	Phoenix Holdings Ltd.	104,783	1,012,480
#*	Shapir Engineering & Industry Ltd.	40,599	225,733
*	Shikun & Binui Ltd.	128,304	291,266
	Shufersal Ltd.	45,387	307,368

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Strauss Group Ltd.	14,917	$217,427
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	35,664	613,097
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	231,181	4,029,485
*	Tower Semiconductor Ltd. (TSEM IT)	34,410	1,386,552
*	Tower Semiconductor Ltd. (TSEM US)	7,742	315,874
	YH Dimri Construction & Development Ltd.	1,266	100,401
TOTAL ISRAEL			38,132,311
ITALY — (2.2%)
	Amplifon SpA	18,764	595,952
	Banca Mediolanum SpA	88,685	1,047,041
	Banco BPM SpA	645,486	4,469,132
	Davide Campari-Milano NV	67,465	608,431
	Enel SpA	2,454,239	17,521,240
	Eni SpA (ENI IM)	824,627	13,193,860
	Ferrari NV (RACE IM)	35,703	14,694,541
	Ferrari NV (RACE US)	65	26,846
	FinecoBank Banca Fineco SpA	244,712	4,154,284
	Generali	197,550	5,113,188
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,015,248
	Intesa Sanpaolo SpA	3,246,212	13,182,322
	Leonardo SpA	171,357	4,082,644
	Mediobanca Banca di Credito Finanziario SpA	236,095	3,832,586
	Moncler SpA	44,369	2,645,549
*Ω	Nexi SpA	27,187	166,865
Ω	Poste Italiane SpA	154,290	2,088,708
	Prysmian SpA	75,797	5,210,627
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,747,583
	Snam SpA	381,578	1,823,418
	Stellantis NV	26,989	450,446
	Stellantis NV (STLAM IM)	852,765	14,210,526
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	44,357	105,126
	Tenaris SA (TEN IM)	101,644	1,612,768
#	Tenaris SA (TS US), ADR	13,804	439,519
	Terna - Rete Elettrica Nazionale	381,246	3,174,732
	UniCredit SpA	460,280	18,905,859
TOTAL ITALY			137,119,041
JAPAN — (21.7%)
	ABC-Mart, Inc.	30,600	603,179
	Acom Co. Ltd.	211,300	608,438
	Advantest Corp.	232,400	10,286,341
#	Aeon Co. Ltd.	212,200	4,841,679
	Aeon Mall Co. Ltd.	38,848	532,615
	AGC, Inc.	109,800	3,929,714
	Air Water, Inc.	162,000	2,379,953
	Aisin Corp.	82,800	2,793,339
	Ajinomoto Co., Inc.	124,400	5,123,444
	Alfresa Holdings Corp.	87,600	1,368,520
	Amada Co. Ltd.	164,800	1,935,399
	ANA Holdings, Inc.	43,600	833,969
	Asahi Group Holdings Ltd.	139,900	5,150,164
	Asahi Intecc Co. Ltd.	73,900	1,171,516
	Asahi Kasei Corp.	693,200	4,998,848
	Asics Corp.	200,000	3,264,066
	Astellas Pharma, Inc.	447,875	5,194,432
	Azbil Corp.	27,100	787,504
	Bandai Namco Holdings, Inc.	168,800	3,587,126

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BayCurrent Consulting, Inc.	61,700	$1,899,411
	BIPROGY, Inc.	49,200	1,612,212
	Bridgestone Corp.	198,513	8,094,098
	Brother Industries Ltd.	148,000	3,036,420
	Calbee, Inc.	45,100	1,035,256
	Canon Marketing Japan, Inc.	28,600	885,640
#	Canon, Inc. (7751 JP)	205,100	6,419,978
	Canon, Inc. (CAJ US), Sponsored ADR	22,768	707,629
	Capcom Co. Ltd.	118,700	2,535,897
	Central Japan Railway Co.	178,125	4,199,643
	Chiba Bank Ltd.	198,137	1,856,043
	Chubu Electric Power Co., Inc.	205,800	2,594,833
	Chugai Pharmaceutical Co. Ltd.	183,900	8,025,851
	Chugoku Electric Power Co., Inc.	83,608	608,056
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	905,086
	COMSYS Holdings Corp.	60,800	1,308,913
	Concordia Financial Group Ltd.	460,464	2,902,079
	Cosmo Energy Holdings Co. Ltd.	48,094	2,581,041
	Cosmos Pharmaceutical Corp.	7,900	710,279
	Credit Saison Co. Ltd.	112,400	2,605,342
	CyberAgent, Inc.	165,800	1,071,968
	Dai Nippon Printing Co. Ltd.	80,600	2,651,596
	Daicel Corp.	195,100	1,896,527
	Daido Steel Co. Ltd.	3,800	38,021
	Daifuku Co. Ltd.	83,947	1,519,297
	Dai-ichi Life Holdings, Inc.	221,265	6,746,435
	Daiichi Sankyo Co. Ltd.	217,938	8,876,105
	Daikin Industries Ltd.	67,500	9,787,942
	Daito Trust Construction Co. Ltd.	25,500	3,066,632
	Daiwa House Industry Co. Ltd.	228,500	6,470,750
	Daiwa Securities Group, Inc.	513,300	4,237,853
	Denso Corp.	405,800	6,654,717
	Dentsu Group, Inc.	81,182	2,146,713
	Dentsu Soken, Inc.	9,000	342,138
	Dexerials Corp.	21,300	1,022,585
	Disco Corp.	28,200	9,429,983
	DMG Mori Co. Ltd.	73,900	1,880,350
	Dowa Holdings Co. Ltd.	5,640	206,989
	East Japan Railway Co.	209,300	3,987,878
	Ebara Corp.	200,000	2,864,103
	Eisai Co. Ltd.	42,500	1,620,777
#	Electric Power Development Co. Ltd.	50,800	839,766
	ENEOS Holdings, Inc.	1,399,470	7,332,580
	EXEO Group, Inc.	67,700	738,437
	FANUC Corp.	107,400	3,184,061
	Fast Retailing Co. Ltd.	52,500	14,471,559
	Fuji Electric Co. Ltd.	50,500	2,840,468
	Fuji Media Holdings, Inc.	23,019	288,533
	Fuji Soft, Inc.	22,800	1,092,354
	FUJIFILM Holdings Corp.	233,700	5,556,434
	Fujikura Ltd.	138,700	2,778,663
	Fujitsu Ltd.	480,840	8,732,130
	Fukuoka Financial Group, Inc.	79,500	2,229,884
	Fuyo General Lease Co. Ltd.	7,700	629,346
	GMO Payment Gateway, Inc.	15,302	877,176
#	Goldwin, Inc.	6,900	424,957
#	Gunma Bank Ltd.	118,391	803,173
	Hachijuni Bank Ltd.	190,571	1,358,312
	Hakuhodo DY Holdings, Inc.	135,600	1,107,355

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamamatsu Photonics KK	47,000	$1,353,550
	Hankyu Hanshin Holdings, Inc.	89,948	2,566,570
	Harmonic Drive Systems, Inc.	16,100	442,459
	Haseko Corp.	195,400	2,438,487
	Hikari Tsushin, Inc.	6,700	1,254,604
	Hirose Electric Co. Ltd.	14,700	1,840,495
	Hisamitsu Pharmaceutical Co., Inc.	9,100	250,649
	Hitachi Construction Machinery Co. Ltd.	64,600	1,609,000
	Hitachi Ltd. (6501 JP)	1,394,075	30,121,308
	Honda Motor Co. Ltd. (7267 JP)	1,254,007	13,398,529
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	429,009
	Horiba Ltd.	26,200	2,073,605
	Hoshizaki Corp.	26,000	818,839
	Hoya Corp.	107,200	13,432,239
	Hulic Co. Ltd.	183,200	1,788,234
#	Ibiden Co. Ltd.	47,000	1,821,822
	Idemitsu Kosan Co. Ltd.	612,595	4,034,744
	IHI Corp.	59,900	2,185,189
	Iida Group Holdings Co. Ltd.	73,650	1,107,081
	INFRONEER Holdings, Inc.	150,700	1,306,805
	Inpex Corp.	417,117	6,440,906
	Internet Initiative Japan, Inc.	49,200	832,048
	Isetan Mitsukoshi Holdings Ltd.	137,580	2,737,196
	Isuzu Motors Ltd.	424,293	5,739,465
	Ito En Ltd.	1,809	42,887
#	ITOCHU Corp.	244,000	12,513,156
	Iwatani Corp.	33,900	2,151,331
	Iyogin Holdings, Inc.	29,800	299,406
	J Front Retailing Co. Ltd.	161,300	1,953,872
	Japan Airlines Co. Ltd.	85,800	1,390,207
	Japan Airport Terminal Co. Ltd.	25,200	919,908
	Japan Exchange Group, Inc.	166,400	3,906,807
	Japan Petroleum Exploration Co. Ltd.	5,600	230,903
	Japan Post Bank Co. Ltd.	157,000	1,633,768
	Japan Post Holdings Co. Ltd.	490,590	5,195,573
	Japan Post Insurance Co. Ltd.	65,500	1,348,484
	Japan Tobacco, Inc.	357,900	10,531,272
	JFE Holdings, Inc.	327,413	4,796,063
	Kadokawa Corp.	30,600	565,879
	Kagome Co. Ltd.	5,900	137,810
	Kajima Corp.	166,500	3,217,366
	Kakaku.com, Inc.	52,699	736,705
	Kamigumi Co. Ltd.	4,600	104,907
	Kansai Electric Power Co., Inc.	244,100	4,177,965
	Kansai Paint Co. Ltd.	58,200	955,841
	Kao Corp.	102,400	4,484,062
	Kawasaki Heavy Industries Ltd.	73,100	2,682,157
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,636,660
	KDDI Corp.	539,700	16,239,576
	Keihan Holdings Co. Ltd.	4,501	91,748
	Keio Corp.	33,782	845,865
	Keisei Electric Railway Co. Ltd.	41,491	1,240,957
	Kewpie Corp.	53,000	1,361,262
	Keyence Corp.	28,904	12,638,567
	Kikkoman Corp.	123,900	1,550,478
	Kinden Corp.	65,500	1,381,923
	Kintetsu Group Holdings Co. Ltd.	58,628	1,357,835
	Kirin Holdings Co. Ltd.	201,000	2,841,652
#	Kobayashi Pharmaceutical Co. Ltd.	16,400	660,396

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kobe Bussan Co. Ltd.	48,000	$1,288,745
	Kobe Steel Ltd.	260,200	3,247,904
	Koei Tecmo Holdings Co. Ltd.	42,824	418,516
	Koito Manufacturing Co. Ltd.	98,500	1,456,451
	Komatsu Ltd.	298,500	8,485,631
	Konami Group Corp.	28,400	2,136,804
	Kose Corp.	8,831	590,142
	Kubota Corp. (6326 JP)	226,200	3,252,057
	Kuraray Co. Ltd.	222,000	2,714,845
	Kurita Water Industries Ltd.	50,400	2,151,011
	Kyocera Corp.	374,360	4,715,050
	Kyoto Financial Group, Inc.	111,152	2,076,030
	Kyowa Kirin Co. Ltd.	83,900	1,769,669
	Kyudenko Corp.	22,100	1,017,948
	Kyushu Electric Power Co., Inc.	143,500	1,514,724
	Kyushu Financial Group, Inc.	169,500	1,044,051
	Kyushu Railway Co.	46,400	1,238,517
	Lasertec Corp.	28,500	5,056,845
	Lion Corp.	14,000	121,152
	Lixil Corp.	178,040	2,061,021
	LY Corp.	608,800	1,523,166
	M3, Inc.	137,200	1,281,072
	Macnica Holdings, Inc.	30,000	1,210,742
	Makita Corp. (6586 JP)	79,100	2,607,328
	Marubeni Corp.	272,100	5,120,857
	Marui Group Co. Ltd.	91,200	1,477,607
	Maruichi Steel Tube Ltd.	2,900	70,671
	Maruwa Co. Ltd.	3,600	964,494
	MatsukiyoCocokara & Co.	99,040	1,615,134
	Mazda Motor Corp.	345,772	2,982,427
	McDonald's Holdings Co. Japan Ltd.	26,100	1,081,301
	Mebuki Financial Group, Inc.	513,249	2,136,374
	Medipal Holdings Corp.	89,050	1,607,376
	MEIJI Holdings Co. Ltd.	104,568	2,640,799
#*	Mercari, Inc.	25,426	381,191
	Minebea Mitsumi, Inc.	165,900	3,990,611
	MISUMI Group, Inc.	120,300	2,213,837
	Mitsubishi Chemical Group Corp.	865,613	5,112,522
	Mitsubishi Corp.	740,400	15,290,780
	Mitsubishi Electric Corp.	419,700	6,992,943
	Mitsubishi Estate Co. Ltd.	220,053	3,750,567
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,657,970
	Mitsubishi HC Capital, Inc.	613,970	4,417,156
	Mitsubishi Heavy Industries Ltd.	807,200	9,675,160
	Mitsubishi Logistics Corp.	28,700	1,003,892
#	Mitsubishi Motors Corp.	456,199	1,300,480
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,563,572	18,059,804
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	859,393	9,986,147
	Mitsui & Co. Ltd. (8031 JP)	543,510	12,611,544
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,616	745,542
	Mitsui Chemicals, Inc.	110,600	3,197,669
	Mitsui Fudosan Co. Ltd.	532,800	5,519,733
#	Mitsui OSK Lines Ltd.	117,900	3,744,876
	Miura Co. Ltd.	14,300	332,142
	Mizuho Financial Group, Inc. (8411 JP)	501,612	11,466,923
	MonotaRO Co. Ltd.	73,965	1,045,591
	MS&AD Insurance Group Holdings, Inc.	280,485	6,612,304
	Murata Manufacturing Co. Ltd.	455,500	10,133,952
	Nabtesco Corp.	29,400	582,028

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagoya Railroad Co. Ltd.	4,428	$53,888
	Nankai Electric Railway Co. Ltd.	1,300	23,007
	NEC Corp.	52,655	4,557,500
	NEC Networks & System Integration Corp.	17,000	313,098
	Nexon Co. Ltd.	82,199	1,770,460
	NGK Insulators Ltd.	143,600	1,940,756
	NH Foods Ltd.	49,000	1,618,526
	NHK Spring Co. Ltd.	71,400	785,234
	Nichirei Corp.	70,100	1,848,381
	NIDEC Corp. (6594 JP)	85,372	3,755,571
	Nifco, Inc.	6,700	169,880
	Nihon Kohden Corp.	64,000	986,202
	Nikon Corp.	147,500	1,694,132
	Nintendo Co. Ltd.	261,400	14,444,543
	Nippon Electric Glass Co. Ltd.	15,100	360,315
	Nippon Express Holdings, Inc.	54,000	2,671,966
	Nippon Paint Holdings Co. Ltd.	281,100	1,794,394
	Nippon Sanso Holdings Corp.	83,000	2,712,584
#	Nippon Steel Corp.	310,942	6,751,295
	Nippon Telegraph & Telephone Corp.	7,051,300	7,514,664
	Nippon Yusen KK	123,100	3,966,760
	Nissan Chemical Corp.	52,899	1,706,836
	Nissan Motor Co. Ltd.	898,000	2,850,364
	Nisshin Seifun Group, Inc.	81,370	1,006,907
	Nissin Foods Holdings Co. Ltd.	46,100	1,370,681
	Niterra Co. Ltd.	94,800	2,807,805
	Nitori Holdings Co. Ltd.	24,300	2,971,779
	Nitto Denko Corp.	65,900	5,722,325
	NOF Corp.	101,400	1,453,110
	Nomura Holdings, Inc. (8604 JP)	556,800	3,433,010
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	300,092	1,857,569
	Nomura Real Estate Holdings, Inc.	64,100	1,791,896
	Nomura Research Institute Ltd.	126,834	3,915,580
	NS Solutions Corp.	33,800	775,120
	NTT Data Group Corp.	195,500	3,044,798
	Obayashi Corp.	292,800	3,844,266
	OBIC Business Consultants Co. Ltd.	9,700	410,531
	Obic Co. Ltd.	17,100	2,607,461
#	Odakyu Electric Railway Co. Ltd.	113,200	1,145,264
	Oji Holdings Corp.	600,000	2,555,375
	Olympus Corp.	163,400	2,820,951
	Omron Corp.	53,900	1,999,358
	Ono Pharmaceutical Co. Ltd.	188,500	2,780,813
	Open House Group Co. Ltd.	60,100	2,128,669
	Oracle Corp.	12,652	1,032,772
	Oriental Land Co. Ltd.	225,100	6,444,501
	ORIX Corp. (8591 JP)	343,700	8,313,979
	Osaka Gas Co. Ltd.	109,600	2,480,702
	Otsuka Corp.	65,200	1,445,339
	Otsuka Holdings Co. Ltd.	82,900	4,225,272
	Pan Pacific International Holdings Corp.	123,200	3,214,190
	Panasonic Holdings Corp.	672,540	5,508,895
	Persol Holdings Co. Ltd.	1,105,565	1,896,159
	Pola Orbis Holdings, Inc.	26,900	253,692
	Rakus Co. Ltd.	4,700	65,849
*	Rakuten Group, Inc.	221,813	1,301,305
	Recruit Holdings Co. Ltd.	381,000	21,847,794
	Renesas Electronics Corp.	401,900	6,922,274
	Resona Holdings, Inc.	631,631	4,529,385

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resonac Holdings Corp.	118,700	$2,946,811
	Ricoh Co. Ltd.	270,100	2,514,443
	Rinnai Corp.	43,500	1,069,580
	Rohm Co. Ltd.	138,248	1,884,905
	Rohto Pharmaceutical Co. Ltd.	54,300	1,275,448
	Rorze Corp.	3,100	504,174
#	Ryohin Keikaku Co. Ltd.	119,200	2,247,846
	Sankyo Co. Ltd.	147,800	1,641,167
	Sankyu, Inc.	23,800	812,956
	Sanrio Co. Ltd.	71,400	1,515,916
	Santen Pharmaceutical Co. Ltd.	183,992	2,208,122
	Sanwa Holdings Corp.	137,200	2,938,856
	Sapporo Holdings Ltd.	22,100	949,528
	SBI Holdings, Inc.	112,450	2,922,984
	SBI Sumishin Net Bank Ltd.	5,500	105,103
	SCREEN Holdings Co. Ltd.	27,700	2,347,290
	SCSK Corp.	53,000	1,043,459
	Secom Co. Ltd.	46,000	2,937,226
	Sega Sammy Holdings, Inc.	110,648	1,791,819
	Seibu Holdings, Inc.	109,000	2,046,137
	Seiko Epson Corp.	163,400	2,828,521
	Seino Holdings Co. Ltd.	71,200	1,114,336
	Sekisui Chemical Co. Ltd.	188,700	2,847,104
#	Sekisui House Ltd.	192,960	4,834,868
	Seven & i Holdings Co. Ltd.	865,228	10,360,891
	Seven Bank Ltd.	58,901	110,501
	SG Holdings Co. Ltd.	132,900	1,351,413
#*	Sharp Corp.	90,600	527,634
	Shimadzu Corp.	77,300	2,279,908
	Shimamura Co. Ltd.	23,708	1,161,951
	Shimano, Inc.	21,600	3,831,927
	Shimizu Corp.	237,600	1,493,303
	Shin-Etsu Chemical Co. Ltd.	533,500	23,703,764
	Shinko Electric Industries Co. Ltd.	23,200	882,401
	Shionogi & Co. Ltd.	85,400	3,756,667
	Shiseido Co. Ltd.	92,800	2,900,133
	Shizuoka Financial Group, Inc.	202,870	2,026,325
	SHO-BOND Holdings Co. Ltd.	1,100	42,364
#	Skylark Holdings Co. Ltd.	139,100	1,906,118
	SMC Corp.	10,000	4,865,652
	Socionext, Inc.	54,300	1,096,514
	SoftBank Corp.	790,100	10,306,658
	SoftBank Group Corp.	198,376	12,123,236
	Sohgo Security Services Co. Ltd.	219,600	1,404,630
	Sojitz Corp.	107,299	2,537,951
	Sompo Holdings, Inc.	239,082	5,451,528
	Sony Group Corp. (6758 JP)	413,300	36,708,725
	Square Enix Holdings Co. Ltd.	27,000	911,842
	Stanley Electric Co. Ltd.	76,800	1,507,884
	Subaru Corp.	332,586	6,394,464
	Sugi Holdings Co. Ltd.	63,300	1,093,759
	SUMCO Corp.	205,600	3,380,144
	Sumitomo Bakelite Co. Ltd.	34,600	974,056
#	Sumitomo Chemical Co. Ltd.	719,948	1,845,553
	Sumitomo Corp.	240,000	5,963,410
	Sumitomo Electric Industries Ltd.	353,200	5,342,879
	Sumitomo Forestry Co. Ltd.	97,000	4,136,366
	Sumitomo Heavy Industries Ltd.	72,700	1,952,380
	Sumitomo Metal Mining Co. Ltd.	115,336	3,517,064

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	271,540	$19,608,696
	Sumitomo Mitsui Trust Holdings, Inc.	166,880	4,218,206
	Sumitomo Realty & Development Co. Ltd.	118,000	3,900,222
	Sumitomo Rubber Industries Ltd.	114,512	1,193,162
	Sundrug Co. Ltd.	43,000	1,194,125
	Suntory Beverage & Food Ltd.	71,700	2,575,188
	Suzuken Co. Ltd.	2,338	85,206
	Suzuki Motor Corp.	510,500	5,866,759
	Sysmex Corp.	171,600	2,809,309
	T&D Holdings, Inc.	172,600	3,235,514
	Taiheiyo Cement Corp.	41,601	1,136,250
	Taisei Corp.	61,700	2,620,482
#	Taiyo Yuden Co. Ltd.	61,600	1,851,087
	Takasago Thermal Engineering Co. Ltd.	13,700	539,546
	Takashimaya Co. Ltd.	17,200	318,510
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	450,397	12,644,565
	TBS Holdings, Inc.	17,600	497,062
	TDK Corp. (6762 JP)	146,202	10,199,388
	Terumo Corp.	162,300	2,909,771
	THK Co. Ltd.	35,600	672,126
	TIS, Inc.	90,799	1,945,044
	Tobu Railway Co. Ltd.	59,699	1,048,670
	Toei Animation Co. Ltd.	18,500	286,903
	Toho Co. Ltd. (9602 JP)	24,100	865,485
	Toho Gas Co. Ltd.	29,600	914,234
	Tohoku Electric Power Co., Inc.	182,900	1,555,137
	Tokio Marine Holdings, Inc. (8766 JP)	523,043	20,520,601
	Tokyo Century Corp.	135,500	1,443,370
*	Tokyo Electric Power Co. Holdings, Inc.	522,400	2,616,576
	Tokyo Electron Ltd.	131,100	27,432,328
	Tokyo Gas Co. Ltd.	94,000	2,059,505
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,214,919
	Tokyo Seimitsu Co. Ltd.	24,500	1,688,820
	Tokyo Tatemono Co. Ltd.	122,419	2,135,551
#	Tokyu Corp.	134,417	1,628,519
	Tokyu Fudosan Holdings Corp.	454,800	3,283,785
	TOPPAN Holdings, Inc.	100,000	2,828,614
	Toray Industries, Inc.	571,293	2,970,182
	Toridoll Holdings Corp.	13,100	342,601
	Tosoh Corp.	133,800	1,820,124
	TOTO Ltd.	52,800	1,453,858
	Toyo Seikan Group Holdings Ltd.	72,000	1,236,261
	Toyo Suisan Kaisha Ltd.	21,400	1,436,923
	Toyo Tire Corp.	1,100	17,947
	Toyoda Gosei Co. Ltd.	4,800	87,642
	Toyota Industries Corp.	30,100	2,530,510
	Toyota Motor Corp. (7203 JP)	2,963,915	56,939,045
	Toyota Motor Corp. (TM US), Sponsored ADR	49,947	9,667,242
	Toyota Tsusho Corp.	247,980	4,957,869
	Trend Micro, Inc. (4704 JP)	45,000	2,156,962
	Tsuruha Holdings, Inc.	23,900	1,481,731
	Ulvac, Inc.	20,100	1,231,665
	Unicharm Corp.	86,200	2,887,752
	USS Co. Ltd.	155,700	1,404,337
	West Japan Railway Co.	149,100	2,935,337
	Workman Co. Ltd.	4,900	140,066
	Yakult Honsha Co. Ltd.	86,600	1,775,769
	Yamada Holdings Co. Ltd.	365,600	1,109,245
	Yamaguchi Financial Group, Inc.	74,500	926,104

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Corp.	52,200	$1,240,747
	Yamaha Motor Co. Ltd.	567,900	5,288,271
	Yamato Holdings Co. Ltd.	83,600	1,015,329
	Yamato Kogyo Co. Ltd.	21,200	1,120,349
	Yamazaki Baking Co. Ltd.	35,700	882,702
	Yaoko Co. Ltd.	7,100	434,240
	Yaskawa Electric Corp.	61,600	2,143,915
	Yokogawa Electric Corp.	76,200	1,928,792
	Yokohama Rubber Co. Ltd.	91,300	2,075,189
	Zenkoku Hosho Co. Ltd.	31,700	1,311,252
#	Zensho Holdings Co. Ltd.	30,700	1,249,606
	Zeon Corp.	13,200	116,583
#	ZOZO, Inc.	43,200	1,264,677
TOTAL JAPAN			1,335,584,791
NETHERLANDS — (4.2%)
Ω	ABN AMRO Bank NV, GDR	188,850	3,296,726
*Ω	Adyen NV	5,200	6,360,838
	Aegon Ltd. (AEG US)	524,477	3,382,877
	Aegon Ltd. (AGN NA)	350,997	2,271,390
	Akzo Nobel NV	90,216	5,578,248
	ArcelorMittal SA (MT US)	217,743	4,977,596
	ASM International NV	19,135	13,165,281
	ASML Holding NV (ASML NA)	30,871	28,745,951
	ASML Holding NV (ASML US)	73,888	69,210,890
	ASR Nederland NV	95,245	4,785,322
	BE Semiconductor Industries NV	42,593	5,487,027
	Coca-Cola Europacific Partners PLC	102,049	7,506,785
Ω	CTP NV	11,702	205,019
	Heineken NV	66,466	5,898,242
	IMCD NV	3,549	510,323
	ING Groep NV (INGA NA)	811,477	14,729,073
*	InPost SA	12,589	218,111
	JDE Peet's NV	39,599	870,810
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	15,397,668
	Koninklijke KPN NV	2,048,207	8,070,313
*	Koninklijke Philips NV (PHG US)	175,457	4,944,378
*	Koninklijke Philips NV (PHIA NA)	179,530	5,042,941
	NN Group NV	162,133	8,136,508
*	Pluxee NV	48,220	1,130,270
	Prosus NV (PRX NA)	245,959	8,579,857
	Qiagen NV (QGEN US)	15,993	711,535
	Qiagen NV (QIA GR)	49,489	2,201,978
	Randstad NV	2,424	118,061
	Universal Music Group NV	259,615	6,185,191
	Wolters Kluwer NV	118,210	19,789,452
TOTAL NETHERLANDS			257,508,661
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	209,608	989,448
	Auckland International Airport Ltd.	254,995	1,135,924
#	Chorus Ltd. (CNU NZ)	377,181	1,774,549
	Contact Energy Ltd.	260,795	1,319,554
	EBOS Group Ltd.	45,694	980,377
	Fisher & Paykel Healthcare Corp. Ltd.	135,751	2,620,650
	Fletcher Building Ltd. (FBU NZ)	370,293	690,156
	Fonterra Co.-operative Group Ltd.	22,286	52,488
	Genesis Energy Ltd.	121,584	160,436

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Infratil Ltd.	210,361	$1,351,415
#	Mainfreight Ltd.	28,501	1,265,290
	Mercury NZ Ltd.	151,936	622,978
	Meridian Energy Ltd.	281,300	1,090,033
	Port of Tauranga Ltd.	117,196	385,313
*	Ryman Healthcare Ltd.	215,555	582,663
	Spark New Zealand Ltd.	589,184	1,514,193
	Vector Ltd.	65,942	147,335
TOTAL NEW ZEALAND			16,682,802
NORWAY — (0.7%)
#	Aker ASA, Class A	6,538	383,530
	Aker BP ASA	113,050	2,737,415
	Aker Solutions ASA	159,249	759,800
	Austevoll Seafood ASA	4,091	33,786
*Ω	AutoStore Holdings Ltd.	67,198	84,698
	Bakkafrost P	10,429	544,755
	Borr Drilling Ltd.	64,914	444,661
	Borregaard ASA	43,288	741,300
*	Cadeler AS (CADLR NO)	29,006	187,422
	DNB Bank ASA	220,050	4,546,241
*Ω	Entra ASA	11,555	129,889
	Equinor ASA	321,595	8,515,898
	Frontline PLC	52,572	1,295,976
#	Gjensidige Forsikring ASA	36,071	610,241
	Golar LNG Ltd.	6,906	241,019
	Golden Ocean Group Ltd.	67,870	843,527
	Hafnia Ltd.	151,063	1,196,939
	Hoegh Autoliners ASA	40,378	441,356
	Kongsberg Gruppen ASA	17,719	1,781,728
	Leroy Seafood Group ASA	99,660	432,827
	Mowi ASA	83,404	1,407,737
*	Nordic Semiconductor ASA	21,703	268,430
	Norsk Hydro ASA	341,534	1,894,440
	Orkla ASA	137,913	1,163,916
	Protector Forsikring ASA	14,279	295,090
	Salmar ASA	15,415	886,899
	Schibsted ASA (SCHA NO), Class A	18,044	518,399
	Schibsted ASA (SCHB NO), Class B	30,944	841,142
	SpareBank 1 SR-Bank ASA	79,319	1,018,266
	Stolt-Nielsen Ltd.	19,501	764,779
	Storebrand ASA	257,410	2,583,614
	Subsea 7 SA	98,067	1,886,320
	Telenor ASA	119,054	1,419,426
#	TOMRA Systems ASA	34,735	572,547
	Var Energi ASA	88,080	280,589
	Wallenius Wilhelmsen ASA	75,368	700,791
	Yara International ASA	39,442	1,123,559
TOTAL NORWAY			43,578,952
PORTUGAL — (0.2%)
	EDP Renovaveis SA	118,283	1,838,831
	EDP SA (EDP PL)	1,060,207	4,369,606
	Galp Energia SGPS SA	371,585	7,813,099
	Jeronimo Martins SGPS SA	75,294	1,315,584
TOTAL PORTUGAL			15,337,120

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.0%)
Ω	BW LPG Ltd.	128,967	$2,096,268
	CapitaLand Investment Ltd.	773,550	1,568,398
	City Developments Ltd.	263,200	1,049,288
	DBS Group Holdings Ltd.	542,548	14,867,666
	Genting Singapore Ltd.	1,193,900	758,667
	Hongkong Land Holdings Ltd.	443,000	1,430,718
#	Jardine Cycle & Carriage Ltd.	75,310	1,466,427
	Keppel Ltd.	497,900	2,477,981
	Oversea-Chinese Banking Corp. Ltd.	754,857	8,402,045
*	Seatrium Ltd.	861,948	1,085,399
	Sembcorp Industries Ltd.	511,720	1,829,690
	Singapore Airlines Ltd.	570,800	2,982,949
	Singapore Exchange Ltd.	281,600	2,076,209
	Singapore Technologies Engineering Ltd.	439,800	1,456,080
	Singapore Telecommunications Ltd.	827,250	1,916,463
	United Overseas Bank Ltd.	419,865	10,181,172
	UOL Group Ltd.	242,187	978,512
	Wilmar International Ltd.	903,900	2,155,380
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	3,032,859
TOTAL SINGAPORE			61,812,171
SPAIN — (2.3%)
#	ACS Actividades de Construccion y Servicios SA	121,543	5,430,137
Ω	Aena SME SA	22,723	4,317,339
	Amadeus IT Group SA	120,129	7,911,795
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	14,684,316
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	7,689,077
	Banco de Sabadell SA	2,511,975	5,300,881
	Banco Santander SA (SAN SM)	3,608,632	17,408,572
	CaixaBank SA	1,636,972	9,547,213
Ω	Cellnex Telecom SA	119,663	4,173,451
	Endesa SA	108,730	2,109,819
	Ferrovial SE	78,683	3,128,883
	Iberdrola SA	1,119,714	14,789,393
	Industria de Diseno Textil SA	322,128	15,651,833
	Mapfre SA	319,085	773,281
#	Naturgy Energy Group SA	33,680	811,142
	Redeia Corp. SA	151,757	2,694,426
	Repsol SA (REP SM)	776,861	11,080,310
#	Telefonica SA (TEF SM)	2,688,566	12,177,157
#	Telefonica SA (TEF US), Sponsored ADR	163,106	740,501
TOTAL SPAIN			140,419,526
SWEDEN — (2.6%)
	AAK AB	54,219	1,560,263
	AddTech AB, Class B	86,646	2,795,968
	Alfa Laval AB	60,529	2,676,353
	Assa Abloy AB, Class B	199,102	6,063,512
	Atlas Copco AB (ATCOA SS), Class A	671,935	11,958,868
	Atlas Copco AB (ATCOB SS), Class B	412,967	6,461,245
	Atrium Ljungberg AB, Class B	12,064	258,042
#	Avanza Bank Holding AB	71,879	1,614,677
	Axfood AB	38,731	960,594
#	Beijer Ref AB	62,408	991,016
	Billerud Aktiebolag	2,595	26,131
	Boliden AB	143,974	4,403,099
	Bure Equity AB	3,737	140,004
*	Camurus AB	11,372	719,686

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Castellum AB	71,347	$893,743
*	Electrolux AB, Class B	24,022	213,974
	Elekta AB, Class B	7,007	43,991
*	Embracer Group AB	87,519	223,935
	Epiroc AB (EPIA SS), Class A	177,442	3,312,021
	Epiroc AB (EPIB SS), Class B	99,521	1,673,387
	Essity AB (ESSITYA SS), Class A	8,605	241,772
	Essity AB (ESSITYB SS), Class B	153,538	4,316,923
Ω	Evolution AB	41,375	4,007,965
	Fabege AB	92,014	771,595
*	Fastighets AB Balder, Class B	139,666	1,029,944
	Fortnox AB	150,293	929,193
	Getinge AB, Class B	79,031	1,543,306
#	H & M Hennes & Mauritz AB, Class B	175,268	2,726,722
	Hemnet Group AB	32,539	1,205,615
	Hexagon AB, Class B	359,770	3,664,058
	Hexpol AB	104,516	1,168,902
	Holmen AB (HOLMB SS), Class B	30,769	1,209,592
	Hufvudstaden AB, Class A	31,720	384,435
	Husqvarna AB (HUSQA SS), Class A	12,600	86,293
	Husqvarna AB (HUSQB SS), Class B	164,617	1,111,682
	Indutrade AB	88,874	2,613,345
	Kindred Group PLC, SDR	33,409	394,743
	Lagercrantz Group AB, Class B	111,522	1,883,025
	Lifco AB, Class B	50,995	1,512,843
	Medicover AB, Class B	15,661	282,571
*	Millicom International Cellular SA, SDR	99,439	2,475,500
Ω	Munters Group AB	81,374	1,761,746
	Mycronic AB	31,459	1,103,147
	Nibe Industrier AB, Class B	236,728	1,040,241
	Nordnet AB publ	48,065	981,966
	Pandox AB	52,404	972,161
	Saab AB, Class B	104,644	2,416,336
	Sagax AB (SAGAB SS), Class B	36,967	913,247
	Sandvik AB	245,661	5,029,128
	Sectra AB, Class B	46,610	1,061,272
	Securitas AB, Class B	225,286	2,423,537
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	395,448	6,081,788
	Skanska AB, Class B	148,452	2,902,498
	SKF AB (SKFA SS), Class A	5,065	94,157
	SKF AB (SKFB SS), Class B	161,381	3,000,212
	SSAB AB (SSABA SS), Class A	167,702	865,207
	SSAB AB (SSABB SS), Class B	379,899	1,925,596
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	118,067
	Svenska Cellulosa AB SCA (SCAB SS), Class B	177,476	2,412,552
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	2,951,890
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	44,629
	Sweco AB, Class B	72,597	1,173,276
	Swedbank AB, Class A	193,925	4,123,610
*	Swedish Orphan Biovitrum AB	56,336	1,467,742
	Tele2 AB, Class B	284,401	2,928,096
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	122,597
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	970,786	6,674,987
#	Telia Co. AB	1,256,555	3,652,017
Ω	Thule Group AB	37,171	1,027,679
	Trelleborg AB, Class B	97,629	3,628,144
	Vitrolife AB	2,250	48,389
	Volvo AB (VOLVA SS), Class A	76,450	1,987,432
	Volvo AB (VOLVB SS), Class B	579,979	14,801,500

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Volvo Car AB, Class B	161,248	$457,515
	Wallenstam AB, Class B	137,474	693,443
	Wihlborgs Fastigheter AB	89,786	909,445
TOTAL SWEDEN			162,345,782
SWITZERLAND — (8.0%)
	ABB Ltd.	311,022	17,263,777
	Alcon, Inc. (ALC SW)	19,411	1,837,884
#	Alcon, Inc. (ALC US)	172,799	16,243,125
	Baloise Holding AG	13,822	2,473,603
	Banque Cantonale Vaudoise	11,019	1,169,638
	Barry Callebaut AG	558	897,828
	BKW AG	3,527	638,004
	Chocoladefabriken Lindt & Spruengli AG	31	3,838,680
	Cie Financiere Richemont SA, Class A	121,670	18,558,485
	DSM-Firmenich AG	28,398	3,625,541
	EMS-Chemie Holding AG	1,257	1,051,149
	Geberit AG	11,421	7,271,364
	Givaudan SA	1,980	9,713,988
	Holcim AG (HOLN FP)	29,333	2,748,330
	Holcim AG (HOLN SW)	144,018	13,458,539
	Julius Baer Group Ltd.	92,739	5,075,385
	Kuehne & Nagel International AG	16,670	5,167,543
#	Logitech International SA (LOGI US)	39,463	3,574,164
	Logitech International SA (LOGN SW)	13,924	1,254,220
	Lonza Group AG	24,189	16,107,677
	Nestle SA	702,768	71,185,193
	Novartis AG (NOVN SW)	340,245	37,980,809
#	Novartis AG (NVS US), Sponsored ADR	285,045	31,776,817
	Partners Group Holding AG	6,830	9,193,472
	Roche Holding AG (RO SW)	10,773	3,788,992
	Roche Holding AG (ROG SW)	238,935	77,357,448
	Sandoz Group AG (SDZ SW)	155,694	6,752,955
#	Sandoz Group AG (SDZNY US), ADR	39,056	1,695,989
	Schindler Holding AG	9,697	2,545,845
	SGS SA	54,860	5,998,024
	SIG Group AG	69,093	1,450,959
	Sika AG	37,766	11,466,366
	Sonova Holding AG	17,883	5,481,782
	Straumann Holding AG	25,568	3,297,037
	Swatch Group AG (UHR SW)	11,684	2,406,377
	Swatch Group AG (UHRN SW)	21,762	882,395
	Swiss Life Holding AG	11,467	8,780,441
	Swiss Prime Site AG	27,938	2,799,955
	Swiss Re AG	147,397	18,171,594
	Swisscom AG	17,356	10,622,602
*	UBS Group AG (UBS US)	319,482	9,641,978
	UBS Group AG (UBSG SW)	411,734	12,475,817
Ω	VAT Group AG	13,758	6,894,628
	Zurich Insurance Group AG	36,341	19,979,196
TOTAL SWITZERLAND			494,595,595
UNITED KINGDOM — (13.0%)
	3i Group PLC	500,789	20,147,098
	Admiral Group PLC	92,548	3,279,864
Ω	Airtel Africa PLC	52,099	76,384
	Anglo American PLC	375,671	11,388,962
	Antofagasta PLC	146,171	3,806,174

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashtead Group PLC	169,663	$12,244,138
	Associated British Foods PLC	142,156	4,538,367
	AstraZeneca PLC (AZN LN)	128,443	20,405,839
	AstraZeneca PLC (AZN US), Sponsored ADR	482,825	38,215,599
Ω	Auto Trader Group PLC	474,580	4,971,159
	Aviva PLC	959,090	6,178,343
	B&M European Value Retail SA	61,758	371,905
	BAE Systems PLC	589,279	9,828,057
	Barclays PLC (BARC LN)	1,697,316	5,075,494
	Barclays PLC (BCS US), Sponsored ADR	895,889	10,678,997
	Barratt Developments PLC	52,386	354,490
	Beazley PLC	50,256	441,725
	Berkeley Group Holdings PLC	49,340	3,221,022
	BP PLC (BP LN)	2,286,869	13,517,936
	BP PLC (BP US), Sponsored ADR	748,671	26,495,449
	British American Tobacco PLC (BATS LN)	438,986	15,575,675
	British American Tobacco PLC (BTI US), Sponsored ADR	22,867	814,980
	BT Group PLC	4,335,302	7,862,076
	Bunzl PLC	94,984	3,979,768
*	Carnival PLC (CCL LN)	32,636	501,439
	Centrica PLC	4,176,099	7,120,140
	Coca-Cola HBC AG	60,881	2,221,542
	Compass Group PLC	437,966	13,487,165
Ω	ConvaTec Group PLC	740,532	2,231,206
	CRH PLC (CRHCF US)	150,692	12,914,304
	Croda International PLC	23,148	1,203,564
	DCC PLC	54,003	3,720,534
#	Diageo PLC (DEO US), Sponsored ADR	105,239	13,128,565
	Diageo PLC (DGE LN)	169,923	5,287,149
	Diploma PLC	56,315	3,219,822
	DS Smith PLC	830,221	4,853,514
	easyJet PLC	41,783	242,059
	Entain PLC	24,828	182,451
*††	Evraz PLC	179,407	0
	Experian PLC	246,871	11,647,375
*	Frasers Group PLC	80,398	927,938
	Fresnillo PLC	13,527	102,506
	Glencore PLC	3,172,321	17,602,692
	GSK PLC (GSK LN)	612,423	11,892,513
#	GSK PLC (GSK US), Sponsored ADR	354,352	13,738,212
	Haleon PLC (HLN LN)	908,722	4,075,983
#	Haleon PLC (HLN US), ADR	300,137	2,746,254
	Halma PLC	93,252	3,191,882
	Hargreaves Lansdown PLC	146,161	2,076,375
	Hikma Pharmaceuticals PLC	1,716	41,956
	Hiscox Ltd.	41,401	676,109
	Howden Joinery Group PLC	353,802	4,277,533
	HSBC Holdings PLC (HSBA LN)	1,377,459	12,526,755
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	519,933	23,474,975
	IMI PLC	13,457	327,771
	Imperial Brands PLC	376,885	10,387,644
	Informa PLC	432,233	4,830,280
	InterContinental Hotels Group PLC (IHG LN)	56,200	5,661,904
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	124,372
	Intermediate Capital Group PLC	147,806	4,172,080
*	International Consolidated Airlines Group SA	119,677	255,702
	Intertek Group PLC	72,170	4,686,572
	Investec PLC	281,041	2,225,291
	J Sainsbury PLC	923,337	3,274,335

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	JD Sports Fashion PLC	984,756	$1,666,054
	Kingfisher PLC	42,844	152,316
	Legal & General Group PLC	2,109,101	6,290,659
	Lloyds Banking Group PLC (LLOY LN)	17,375,717	13,274,176
	Lloyds Banking Group PLC (LYG US), ADR	1,025,568	3,107,471
	London Stock Exchange Group PLC	77,053	9,379,305
	M&G PLC	685,225	1,871,106
	Marks & Spencer Group PLC	1,992,807	8,416,722
	Melrose Industries PLC	671,778	5,086,911
	Mondi PLC	203,981	3,988,167
	National Grid PLC (NG LN)	385,953	4,897,039
#	National Grid PLC (NGG US), Sponsored ADR	94,014	6,059,202
	NatWest Group PLC (NWG LN)	1,736,125	8,237,017
#	NatWest Group PLC (NWG US), Sponsored ADR	275,889	2,631,978
	Next PLC	32,817	3,835,641
	Pearson PLC (PSO US), Sponsored ADR	78,104	1,055,185
	Pearson PLC (PSON LN)	226,928	3,078,953
	Persimmon PLC	15,970	325,665
	Phoenix Group Holdings PLC	357,495	2,517,870
	Prudential PLC (PRU LN)	534,285	4,821,594
	Prudential PLC (PUK US), ADR	47,310	861,042
	Reckitt Benckiser Group PLC	176,599	9,499,905
	RELX PLC (REL LN)	170,011	8,024,091
#	RELX PLC (RELX US), Sponsored ADR	162,328	7,666,754
	RELX PLC (REN NA)	200,352	9,424,816
	Rentokil Initial PLC	566,438	3,458,759
	Rightmove PLC	27,848	206,906
	Rio Tinto PLC (RIO LN)	154,229	10,029,959
#	Rio Tinto PLC (RIO US), Sponsored ADR	129,723	8,452,751
*	Rolls-Royce Holdings PLC	2,142,749	12,406,950
	Sage Group PLC	263,887	3,688,759
	Schroders PLC	306,543	1,549,108
	Severn Trent PLC	109,787	3,629,521
	Shell PLC (SHEL LN)	77,031	2,808,832
	Shell PLC (SHEL US), ADR	1,117,612	81,831,526
	Smith & Nephew PLC (SN LN)	197,388	2,844,918
#	Smith & Nephew PLC (SNN US), Sponsored ADR	13,121	377,622
	Smiths Group PLC	131,756	3,026,324
	Spirax Group PLC	19,361	2,260,339
	SSE PLC	302,027	7,309,597
	Standard Chartered PLC	1,001,127	9,889,418
	Taylor Wimpey PLC	2,110,498	4,326,890
	Tesco PLC	2,857,251	12,184,662
#	Unilever PLC (UL US), Sponsored ADR	314,426	19,305,756
	Unilever PLC (ULVR LN)	89,128	5,477,332
	Unilever PLC (UNA NA)	248,265	15,209,905
	United Utilities Group PLC	253,050	3,362,940
	Vodafone Group PLC (VOD LN)	9,766,224	9,138,739
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	203,228
	Weir Group PLC	112,716	2,942,429
	Whitbread PLC	89,645	3,358,995
*	Wise PLC, Class A	111,056	1,022,558
	WPP PLC (WPP LN)	260,445	2,512,273
#	WPP PLC (WPP US), Sponsored ADR	3,941	190,508
TOTAL UNITED KINGDOM			797,905,107

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
	Newmont Corp., CDI	34,892	$1,684,284
TOTAL COMMON STOCKS			5,947,221,411
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 7.558%	24,220	2,076,419
Ω	Dr Ing hc F Porsche AG, 3.315%	27,451	2,067,080
	Henkel AG & Co. KGaA, 2.341%	64,566	5,523,089
	Porsche Automobil Holding SE, 6.209%	55,237	2,469,064
#	Sartorius AG, 0.283%	4,698	1,332,456
	Volkswagen AG, 8.809%	81,009	9,040,845
TOTAL GERMANY			22,508,953
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
TOTAL INVESTMENT SECURITIES (Cost $3,676,755,056)			5,969,730,364

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	15,661,263	181,153,826
TOTAL INVESTMENTS — (100.0%)
(Cost $3,857,911,233)^^			$6,150,884,190
As of July 31, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	188	09/20/24	$52,064,550	$52,245,201	$180,651
Total Futures Contracts			$52,064,550	$52,245,201	$180,651
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,809,514	$368,233,168	—	$386,042,682
Austria	—	11,457,321	—	11,457,321
Belgium	871,304	48,752,760	—	49,624,064
Canada	647,946,726	2,606,195	—	650,552,921
Denmark	355,773	200,558,885	—	200,914,658
Finland	878,370	57,295,577	—	58,173,947
France	8,380,202	548,277,825	—	556,658,027
Germany	13,220,250	390,267,884	—	403,488,134
Hong Kong	—	86,846,767	—	86,846,767
Ireland	10,940,108	29,816,639	—	40,756,747

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$6,655,525	$31,476,786	—	$38,132,311
Italy	1,021,937	136,097,104	—	137,119,041
Japan	23,393,138	1,312,191,653	—	1,335,584,791
Netherlands	83,227,276	174,281,385	—	257,508,661
New Zealand	—	16,682,802	—	16,682,802
Norway	685,680	42,893,272	—	43,578,952
Portugal	—	15,337,120	—	15,337,120
Singapore	—	61,812,171	—	61,812,171
Spain	8,429,578	131,989,948	—	140,419,526
Sweden	—	162,345,782	—	162,345,782
Switzerland	62,932,073	431,663,522	—	494,595,595
United Kingdom	274,074,730	523,830,377	—	797,905,107
United States	—	1,684,284	—	1,684,284
Preferred Stocks
Germany	—	22,508,953	—	22,508,953
Securities Lending Collateral	—	181,153,826	—	181,153,826
Total Investments in Securities	$1,160,822,184	$4,990,062,006	—˂˃	$6,150,884,190
Financial Instruments
Assets
Futures Contracts**	180,651	—	—	180,651
Total Financial Instruments	$180,651	—	—	$180,651
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.2%)
*	3P Learning Ltd.	182,513	$131,441
	Accent Group Ltd.	1,651,838	2,371,521
	Acrow Ltd.	687,651	510,198
#	Adairs Ltd.	528,013	758,575
	AGL Energy Ltd.	1,030,143	7,002,715
*	Ainsworth Game Technology Ltd.	387,271	236,079
#*	Alkane Resources Ltd.	2,028,893	579,726
*	Alliance Aviation Services Ltd.	77,020	160,041
	ALS Ltd.	1,219,056	12,342,002
#*	AMA Group Ltd.	8,154,665	267,837
	Amotiv Ltd.	609,332	4,327,308
	AMP Ltd.	10,861,276	8,437,505
	Ampol Ltd.	717,942	15,726,485
	Ansell Ltd.	505,746	9,054,821
	ANZ Group Holdings Ltd.	2,163,379	41,158,370
	APA Group	1,223,265	6,340,374
#*	Appen Ltd.	1,073,928	532,103
	Arafura Rare Earths Ltd.	120,725	13,421
#*	Arafura Rare Earths Ltd. (ARU AU)	3,290,916	368,669
	ARB Corp. Ltd.	265,452	7,334,821
#*	Argosy Minerals Ltd.	38,616	995
	Aristocrat Leisure Ltd.	758,287	27,005,709
#	ARN Media Ltd.	1,779,831	794,932
#*	Articore Group Ltd.	321,992	83,611
	ASX Ltd.	93,407	3,979,715
	Atlas Arteria Ltd.	1,996,188	6,856,085
	AUB Group Ltd.	241,567	5,104,474
*	Audinate Group Ltd.	48,475	473,583
#*	Aurelia Metals Ltd.	6,700,939	746,062
	Aurizon Holdings Ltd.	7,262,625	17,708,251
*	Aussie Broadband Ltd.	578,989	1,211,364
	Austal Ltd.	1,606,219	2,757,644
#	Austin Engineering Ltd.	36,772	15,849
*	Australian Agricultural Co. Ltd.	1,614,305	1,476,543
#	Australian Clinical Labs Ltd.	569,093	945,659
#	Australian Ethical Investment Ltd.	154,011	402,325
#	Australian Finance Group Ltd.	919,470	883,179
#*	Australian Strategic Materials Ltd.	459,279	189,738
#*	Australian Vanadium Ltd.	1,474,018	15,348
*	Australian Vintage Ltd.	101,209	9,916
	Auswide Bank Ltd.	75,004	218,611
	Autosports Group Ltd.	10,383	14,318
*	AVJennings Ltd.	408,347	85,610
#	Baby Bunting Group Ltd.	398,158	345,379
	Bank of Queensland Ltd.	2,984,695	12,333,913
	Bannerman Energy Ltd.	1,340	2,664
*	Bannerman Energy Ltd. (BMN AU)	92,249	184,271
	Bapcor Ltd.	1,483,243	4,987,323
	Base Resources Ltd.	615,478	104,578
	Beach Energy Ltd.	9,343,595	9,078,997
#	Beacon Lighting Group Ltd.	7,025	11,087
	Bega Cheese Ltd.	2,044,074	5,973,994
	Bell Financial Group Ltd.	286,368	273,773
#*	Bellevue Gold Ltd.	2,110,193	1,905,147
	Bendigo & Adelaide Bank Ltd.	1,873,967	15,341,304

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	BHP Group Ltd. (BHP AU), Class DI	4,030,666	$111,951,524
#	BHP Group Ltd. (BHP LN), Class DI	1,229,297	33,938,540
#	BHP Group Ltd. (BHP US), Sponsored ADR	1,271,993	70,633,771
	BlueScope Steel Ltd.	1,252,025	18,180,840
*	Boss Energy Ltd.	438,702	1,053,311
	Brambles Ltd.	2,189,246	22,318,646
#*	Bravura Solutions Ltd.	1,457,567	1,092,641
#	Breville Group Ltd.	326,418	6,272,215
	Brickworks Ltd.	371,444	7,013,468
*††	BWX Ltd.	252,368	0
	Capitol Health Ltd.	1,685,329	330,630
	Capral Ltd.	12,615	74,402
*	Capricorn Metals Ltd.	1,370,247	4,849,533
	CAR Group Ltd.	241,910	5,532,606
*	Carnarvon Energy Ltd.	5,473,454	576,915
#	Cash Converters International Ltd.	2,008,593	275,805
#*	Catapult Group International Ltd.	192,104	245,566
	Cedar Woods Properties Ltd.	316,653	1,026,856
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	602,468	524,887
	Challenger Ltd.	2,072,693	9,552,919
	Champion Iron Ltd.	1,617,368	6,646,201
*	Chrysos Corp. Ltd.	13,677	45,299
#*	City Chic Collective Ltd.	837,396	57,682
*	Clean Seas Seafood Ltd.	49,960	6,199
	Cleanaway Waste Management Ltd.	5,201,274	9,614,841
	Clinuvel Pharmaceuticals Ltd.	83,814	820,650
	Clover Corp. Ltd.	41,173	13,159
#*	Coast Entertainment Holdings Ltd.	1,741,068	575,594
	Cochlear Ltd.	71,657	16,191,306
	Codan Ltd.	548,273	4,711,316
#*	Cogstate Ltd.	34,463	26,175
	Coles Group Ltd.	1,776,551	21,055,093
	Collins Foods Ltd.	738,164	4,436,005
*	Comet Ridge Ltd.	387,048	48,137
	Commonwealth Bank of Australia	1,094,514	98,626,768
	Computershare Ltd.	703,248	12,683,785
*	Cooper Energy Ltd.	13,511,959	2,026,579
#*	Core Lithium Ltd.	493,674	30,862
Ω	Coronado Global Resources, Inc., CDI	102,026	96,320
#	Corporate Travel Management Ltd.	255,204	2,255,551
	Credit Corp. Group Ltd.	253,066	2,903,016
	CSL Ltd.	100,806	20,459,895
	Data#3 Ltd.	780,028	4,514,089
#*	De Grey Mining Ltd.	996,006	798,626
#*	Deep Yellow Ltd.	328,915	278,813
	Deterra Royalties Ltd.	1,021,339	2,670,269
	Dicker Data Ltd.	336,237	2,252,393
	Domain Holdings Australia Ltd.	686,008	1,448,190
#	Domino's Pizza Enterprises Ltd.	187,291	4,028,285
	Downer EDI Ltd.	3,253,190	10,618,485
#*	Dropsuite Ltd.	5,189	11,893
	Duratec Ltd.	235,936	200,726
	Eagers Automotive Ltd.	665,712	4,641,089
	Elders Ltd.	796,279	4,963,050
#*	Electro Optic Systems Holdings Ltd.	27,306	33,029
#	Emeco Holdings Ltd.	1,462,128	808,463
*	Emerald Resources NL	1,936,741	4,715,933
#*	EML Payments Ltd.	930,319	568,021

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Endeavour Group Ltd.	2,353,089	$8,463,290
*	Energy Transition Minerals Ltd.	413,383	6,712
*	Energy World Corp. Ltd.	9,123,150	51,201
	Enero Group Ltd.	111,101	91,184
	EQT Holdings Ltd.	54,294	1,260,407
*	European Lithium Ltd.	816,358	25,002
	Euroz Hartleys Group Ltd.	129,142	73,422
	Evolution Mining Ltd.	6,604,982	17,113,336
	EVT Ltd.	447,919	3,397,992
*	Finbar Group Ltd.	5,532	3,221
*	FleetPartners Group Ltd.	1,306,349	2,923,791
	Fleetwood Ltd.	424,805	489,400
#	Flight Centre Travel Group Ltd.	588,435	8,567,546
	Fortescue Ltd.	2,169,400	26,993,471
#*	Frontier Digital Ventures Ltd.	46,215	12,493
	G8 Education Ltd.	3,677,645	3,136,555
#*	Galan Lithium Ltd.	167,427	14,874
*	Genesis Minerals Ltd.	407,914	562,605
	Gold Road Resources Ltd.	4,286,057	4,792,395
#	GR Engineering Services Ltd.	148,605	191,945
	GrainCorp Ltd., Class A	1,099,366	6,495,511
	Grange Resources Ltd.	3,579,908	749,186
	GWA Group Ltd.	1,080,852	1,880,646
	Hansen Technologies Ltd.	610,452	1,797,143
	Harvey Norman Holdings Ltd.	2,238,115	7,029,063
*	Healius Ltd.	4,421,142	4,373,995
	Helia Group Ltd.	2,142,858	5,600,068
#*	Highfield Resources Ltd.	332,037	69,300
*	Hillgrove Resources Ltd.	1,161,966	45,799
	Horizon Oil Ltd.	237,477	29,531
*	Hot Chili Ltd.	31,366	17,991
	HUB24 Ltd.	93,997	3,061,387
#	Humm Group Ltd.	1,902,899	555,286
#	IDP Education Ltd.	216,089	2,122,139
	IGO Ltd.	733,814	2,687,307
	Iluka Resources Ltd.	1,379,730	5,489,068
	Imdex Ltd.	1,488,467	2,236,339
*	Immutep Ltd. (IMM AU)	181,503	41,106
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	12,124
#*	ImpediMed Ltd.	12,557	512
#*	Imugene Ltd.	3,662,603	127,181
	Incitec Pivot Ltd.	6,204,268	11,977,880
	Infomedia Ltd.	1,449,197	1,595,114
	Inghams Group Ltd.	1,743,860	4,299,125
	Insignia Financial Ltd.	2,645,848	4,793,698
	Insurance Australia Group Ltd.	6,562,753	31,749,967
#	Integral Diagnostics Ltd.	621,944	1,007,486
#*	ioneer Ltd.	1,638,925	145,861
	IPD Group Ltd.	21,113	66,569
	IPH Ltd.	708,012	2,841,714
*	IRESS Ltd.	109,482	764,561
	IVE Group Ltd.	423,738	622,124
*	James Hardie Industries PLC (JHX AU), CDI	587,693	21,112,061
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	38,440	1,389,990
	JB Hi-Fi Ltd.	489,017	22,327,860
#	Johns Lyng Group Ltd.	847,441	3,310,781
	Jupiter Mines Ltd.	2,148,540	345,666
*	Karoon Energy Ltd.	3,332,372	4,041,034
	Kelsian Group Ltd.	339,438	1,167,499

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Kogan.com Ltd.	141,359	$418,246
#*	Lark Distilling Co. Ltd.	15,656	9,694
*	Latin Resources Ltd.	211,229	20,926
	Lendlease Corp. Ltd.	1,672,148	6,902,381
#	Lifestyle Communities Ltd.	366,299	2,165,217
	Lindsay Australia Ltd.	295,903	178,310
#*	Liontown Resources Ltd.	918,176	575,325
	Lottery Corp. Ltd.	3,159,237	10,294,570
	Lovisa Holdings Ltd.	267,732	6,139,972
	Lycopodium Ltd.	95,832	889,973
#*	Lynas Rare Earths Ltd.	1,390,516	5,685,024
#	MA Financial Group Ltd.	244,404	721,679
	Maas Group Holdings Ltd.	6,134	17,676
	Macmahon Holdings Ltd.	4,944,481	902,557
	Macquarie Group Ltd.	184,518	25,394,412
*	Macquarie Technology Group Ltd.	9,283	571,196
#	Mader Group Ltd.	24,395	99,956
	Magellan Financial Group Ltd.	881,929	5,921,111
*	Mayne Pharma Group Ltd.	388,580	1,105,283
	McMillan Shakespeare Ltd.	361,345	4,240,295
#	McPherson's Ltd.	645,002	185,168
	Medibank Pvt Ltd.	3,885,523	10,115,348
*	Megaport Ltd.	251,520	1,820,861
*	Mesoblast Ltd. (MESO US), ADR	796	5,389
#*	Mesoblast Ltd. (MSB AU)	507,572	340,964
#*	Metals X Ltd.	2,115,759	614,862
	Metcash Ltd.	4,087,134	9,790,624
	Michael Hill International Ltd. (MHJ AU)	70,160	26,163
	Michael Hill International Ltd. (MHJ NZ)	72,300	27,107
	Mineral Resources Ltd.	298,789	10,685,522
	Monadelphous Group Ltd.	342,296	2,910,672
	Monash IVF Group Ltd.	1,313,389	1,162,375
*	Mount Gibson Iron Ltd.	2,929,712	681,994
	Myer Holdings Ltd.	6,686,413	3,649,027
	MyState Ltd.	840,304	2,179,544
#*	Nanosonics Ltd.	155,873	322,438
	National Australia Bank Ltd.	2,612,063	65,971,991
	Navigator Global Investments Ltd.	1,263,062	1,557,920
#*	Neometals Ltd.	551,838	26,783
	Netwealth Group Ltd.	539,657	8,387,756
#	New Hope Corp. Ltd.	2,337,069	7,453,353
#*	New World Resources Ltd.	584,206	7,265
*	NEXTDC Ltd.	381,806	4,204,536
	nib holdings Ltd.	1,983,875	9,768,096
	Nick Scali Ltd.	379,595	3,911,701
	Nickel Industries Ltd.	3,865,239	2,166,451
	Nine Entertainment Co. Holdings Ltd.	5,829,523	5,551,716
	Northern Star Resources Ltd.	1,679,385	15,586,588
#*	Novonix Ltd.	149,741	73,526
	NRW Holdings Ltd.	2,840,693	6,221,491
	Nufarm Ltd.	3,271,415	9,973,658
*	Nuix Ltd.	125,546	284,597
	Objective Corp. Ltd.	48,185	390,908
*	OFX Group Ltd.	1,147,774	1,731,312
#*	OM Holdings Ltd.	418,603	117,850
#*	Omni Bridgeway Ltd.	831,931	550,046
	oOh!media Ltd.	2,361,047	2,242,662
	Orica Ltd.	1,357,057	15,968,328
	Origin Energy Ltd.	2,407,177	16,516,776

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Orora Ltd.	7,278,942	$9,739,552
	Pacific Current Group Ltd.	236,569	1,671,728
	Pacific Smiles Group Ltd.	108,709	134,624
*	Paladin Energy Ltd.	340,984	2,557,958
#*††	Panoramic Resources Ltd.	3,747,267	31,857
*	Pantoro Ltd.	681,078	38,273
	Paragon Care Ltd.	160,736	47,301
	Peet Ltd.	1,092,350	932,082
#*	Peninsula Energy Ltd.	481,105	33,418
#	PeopleIN Ltd.	68,789	40,805
	Pepper Money Ltd.	30,518	28,812
	Perenti Ltd.	4,122,242	2,837,959
	Perpetual Ltd.	436,622	6,342,337
	Perseus Mining Ltd.	6,277,259	10,459,077
#*	PEXA Group Ltd.	352,489	3,198,618
#	Pilbara Minerals Ltd.	4,443,204	8,588,107
	Pinnacle Investment Management Group Ltd.	143,394	1,548,070
	Platinum Asset Management Ltd.	1,337,567	936,331
#	PointsBet Holdings Ltd.	49,262	16,307
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#*	Praemium Ltd.	624,852	196,329
	Premier Investments Ltd.	362,781	7,887,863
	Pro Medicus Ltd.	129,219	12,191,704
#	Propel Funeral Partners Ltd.	103,848	407,880
	PSC Insurance Group Ltd.	62,175	247,393
	PWR Holdings Ltd.	273,770	2,128,624
*	Qantas Airways Ltd.	833,452	3,530,889
	QBE Insurance Group Ltd.	1,681,477	19,844,875
	Qube Holdings Ltd.	3,861,608	9,670,254
	Ramelius Resources Ltd.	5,038,580	6,430,092
	Ramsay Health Care Ltd.	250,519	7,629,213
	REA Group Ltd.	72,139	9,699,063
*	ReadyTech Holdings Ltd.	19,841	43,449
*	Red 5 Ltd.	24,538,078	6,293,666
	Reece Ltd.	307,194	5,566,795
#	Regis Healthcare Ltd.	600,786	1,646,844
*	Regis Resources Ltd.	3,889,071	4,291,048
	Reject Shop Ltd.	137,307	295,035
	Reliance Worldwide Corp. Ltd.	2,806,829	9,461,313
#	Resimac Group Ltd.	61,700	35,074
*	Resolute Mining Ltd.	9,729,678	4,179,583
*	Retail Food Group Ltd.	1,001,267	48,814
	Ridley Corp. Ltd.	1,305,429	1,894,818
	Rio Tinto Ltd.	683,883	52,551,004
*	RPMGlobal Holdings Ltd.	272,748	491,643
*	Sandfire Resources Ltd.	2,684,458	15,332,623
	Santos Ltd.	10,353,005	53,969,247
	SEEK Ltd.	291,608	4,222,946
#*	Select Harvests Ltd.	892,246	2,513,425
	Servcorp Ltd.	216,214	618,154
	Service Stream Ltd.	2,861,062	2,624,466
	Seven Group Holdings Ltd.	527,393	13,531,289
#*	Seven West Media Ltd.	4,756,155	561,755
#	SG Fleet Group Ltd.	330,217	686,943
	Shaver Shop Group Ltd.	416,027	331,906
	Sigma Healthcare Ltd.	7,582,878	6,460,771
#*	Silver Mines Ltd.	584,787	59,757
	Sims Ltd. (SGM AU)	804,985	5,374,442
	SmartGroup Corp. Ltd.	435,164	2,462,700

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Solvar Ltd.	896,704	$649,979
	Sonic Healthcare Ltd.	688,547	12,478,651
	South32 Ltd. (S32 AU)	10,630,153	21,320,840
	South32 Ltd. (SOUHY US), ADR	429,551	4,321,283
	Southern Cross Electrical Engineering Ltd.	152,095	176,759
#	Southern Cross Media Group Ltd.	930,825	405,107
*	Spartan Resources Ltd.	104,085	86,837
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	329,784	203,562
#*	St Barbara Ltd.	3,438,070	512,423
	Stanmore Resources Ltd.	61,687	150,206
*	Star Entertainment Group Ltd.	11,070,608	4,231,191
	Steadfast Group Ltd.	914,313	3,881,154
*††	Strandline Resources Ltd.	1,026,220	12,080
#*	Strike Energy Ltd.	1,589,097	207,756
	Suncorp Group Ltd.	2,024,375	23,553,842
††	Sunland Group Ltd.	273,202	9,826
	Super Retail Group Ltd.	984,937	10,317,909
*	Superloop Ltd.	1,345,064	1,340,808
#*	Syrah Resources Ltd.	2,816,556	480,353
	Tabcorp Holdings Ltd.	11,826,366	5,003,957
	Technology One Ltd.	1,040,098	14,050,125
#	Telstra Group Ltd. (TLGPY US), ADR	31,198	407,446
	Telstra Group Ltd. (TLS AU)	4,092,123	10,575,125
*	Temple & Webster Group Ltd.	93,440	598,228
#*††	Ten Sixty Four Ltd.	1,871,019	134,591
#	Terracom Ltd.	2,027,778	259,750
	TPG Telecom Ltd.	999,304	3,109,777
	Transurban Group	1,312,349	11,199,317
	Treasury Wine Estates Ltd.	1,014,201	8,199,328
*	Tuas Ltd.	842,979	2,481,788
*	Tyro Payments Ltd.	117,001	74,462
#	Universal Store Holdings Ltd.	8,603	32,675
	Ventia Services Group Pty. Ltd.	2,923,628	8,417,265
Ω	Viva Energy Group Ltd.	2,869,367	6,120,794
#*	Vulcan Energy Resources Ltd.	3,508	10,517
*	Webjet Ltd.	619,607	3,624,672
	Wesfarmers Ltd.	867,784	41,881,145
*	West African Resources Ltd.	3,565,904	3,505,272
#	Westgold Resources Ltd.	2,552,174	4,384,768
	Westpac Banking Corp.	2,426,921	47,428,832
	Whitehaven Coal Ltd.	3,599,686	18,172,865
	WiseTech Global Ltd.	85,298	5,344,868
	Woodside Energy Group Ltd. (WDS AU)	2,722,162	49,365,878
#	Woodside Energy Group Ltd. (WDS LN)	299,211	5,398,046
#	Woodside Energy Group Ltd. (WDS US), ADR	460,399	8,397,678
	Woolworths Group Ltd.	983,194	22,183,972
	Worley Ltd.	995,979	9,879,045
*	Xanadu Mines Ltd.	147,601	5,509
*	Xero Ltd.	86,495	7,881,178
	XRF Scientific Ltd.	233,210	228,351
#	Yancoal Australia Ltd.	1,299,617	6,023,065
*	Zip Co. Ltd.	187,657	237,113
TOTAL AUSTRALIA			2,025,645,383
AUSTRIA — (0.5%)
	Addiko Bank AG	10,150	230,476
	Agrana Beteiligungs AG	58,624	797,871
	ANDRITZ AG	291,281	18,659,541

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#*	AT&S Austria Technologie & Systemtechnik AG	45,056	$961,635
Ω	BAWAG Group AG	250,872	18,321,169
#	CA Immobilien Anlagen AG	105,280	3,447,573
	DO & Co. AG	34,540	5,820,178
	Erste Group Bank AG	454,991	23,666,930
*	Eurotelesites AG	148,219	623,549
	EVN AG	173,936	5,685,205
*	FACC AG	18,573	146,744
	Frequentis AG	407	13,473
*	Immofinanz AG (IIA AV)	316,972	2,781,227
*	Kapsch TrafficCom AG	9,730	93,048
*	Lenzing AG	50,368	1,754,147
	Mayr Melnhof Karton AG	20,310	2,319,830
	Oberbank AG	5,628	426,240
#	Oesterreichische Post AG	143,438	4,732,806
	OMV AG	463,112	19,376,652
	Palfinger AG	44,518	1,089,525
	POLYTEC Holding AG	68,337	246,047
	Porr AG	65,497	996,788
	Raiffeisen Bank International AG	367,971	7,173,711
*	Rosenbauer International AG	4,215	163,590
#*	S IMMO AG	2,042	49,218
#	Schoeller-Bleckmann Oilfield Equipment AG	16,047	637,780
#	Semperit AG Holding	32,073	372,256
	Strabag SE (STR AV)	12,422	520,463
	Strabag SE (STRB AV)	1,018	42,757
	Telekom Austria AG	587,308	5,440,121
*	UBM Development AG	5,647	130,108
	UNIQA Insurance Group AG	247,580	2,119,640
	Verbund AG	80,682	6,478,410
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	5,876,993
	voestalpine AG	425,526	10,913,401
	Wienerberger AG	266,426	9,449,242
	Zumtobel Group AG	110,458	678,911
TOTAL AUSTRIA			162,237,255
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	114,708	22,007,811
	Ageas SA	649,695	31,017,236
#*	AGFA-Gevaert NV	708,789	903,987
	Anheuser-Busch InBev SA (ABI BB)	867,212	51,489,987
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	3,540,785
*	Argenx SE (ARGX BB)	8,301	4,244,187
*	Argenx SE (ARGX US), ADR	4,370	2,254,352
#*	Atenor	22,912	141,164
	Azelis Group NV	125,000	2,367,983
	Barco NV	59,649	770,494
	Bekaert SA	229,434	9,394,554
	bpost SA	342,803	979,182
#	Cie d'Entreprises CFE	55,505	435,455
	Colruyt Group NV	303,159	14,541,655
	Deceuninck NV	320,114	854,680
	Deme Group NV	47,788	8,607,127
	D'ieteren Group	16,443	3,778,900
	Econocom Group SA	350,806	751,944
	Elia Group SA	56,576	5,875,995
#	Euronav NV	24,625	452,361
	EVS Broadcast Equipment SA	57,926	1,829,117
	Fagron	309,163	6,361,597

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV (GLPG BB)	152,486	$4,076,538
*	Galapagos NV (GLPG NA)	24,134	645,195
	Gimv NV	118,763	5,182,730
	Greenyard NV	36,121	245,748
*	Hyloris Pharmaceuticals SA	739	9,357
#	Immobel SA	12,649	337,500
#	Ion Beam Applications	14,258	197,768
	Jensen-Group NV	9,952	440,516
	KBC Group NV	858,653	66,413,304
	Kinepolis Group NV	63,629	2,577,002
	Lotus Bakeries NV	1,558	16,929,797
	Melexis NV	77,866	6,788,143
*	Ontex Group NV	312,803	2,939,695
*	Orange Belgium SA	143,087	2,291,574
	Proximus SADP	724,591	5,240,333
#	Recticel SA	184,092	2,462,555
	Roularta Media Group NV	304	3,588
	Sipef NV	19,091	1,083,062
	Solvay SA	311,505	10,966,383
	Syensqo SA	311,505	27,545,697
#	Tessenderlo Group SA	122,886	3,279,443
	UCB SA	66,868	11,173,260
	Umicore SA	278,044	3,818,679
	Van de Velde NV	28,353	929,348
#	VGP NV	52,927	5,734,458
	Viohalco SA	173,711	1,112,283
	What's Cooking BV	2,086	160,108
TOTAL BELGIUM			355,184,617
CANADA — (10.7%)
*	5N Plus, Inc.	191,324	836,995
#	Acadian Timber Corp.	48,264	633,778
*	ACT Energy Technologies Ltd.	3,143	14,569
	ADENTRA, Inc.	39,906	1,262,228
	ADF Group, Inc.	26,400	268,274
*	Advantage Energy Ltd.	1,521,621	10,613,269
	Aecon Group, Inc.	304,780	3,715,241
#	Africa Oil Corp.	628,125	1,073,679
	Ag Growth International, Inc.	46,958	1,937,636
	AGF Management Ltd., Class B	433,784	2,582,627
	Agnico Eagle Mines Ltd. (AEM CN)	296,736	22,895,931
	Agnico Eagle Mines Ltd. (AEM US)	330,140	25,476,868
#*	Aimia, Inc.	202,936	396,862
*	Air Canada	624,226	7,193,304
#	AirBoss of America Corp.	95,983	333,697
#	Alamos Gold, Inc. (AGI CN), Class A	1,168,130	19,908,093
	Alamos Gold, Inc. (AGI US), Class A	315,973	5,381,019
	Algoma Central Corp.	16,660	177,502
#	Algonquin Power & Utilities Corp. (AQN CN)	747,141	4,664,727
	Algonquin Power & Utilities Corp. (AQN US)	244,066	1,522,972
	Alimentation Couche-Tard, Inc.	723,830	44,620,412
	AltaGas Ltd.	840,207	20,033,763
	Altius Minerals Corp.	74,789	1,193,352
*	Altius Renewable Royalties Corp.	18,533	126,180
#	Altus Group Ltd.	45,784	1,915,390
#	Amerigo Resources Ltd.	433,074	505,015
	Andlauer Healthcare Group, Inc.	49,592	1,470,537
#	Andrew Peller Ltd., Class A	102,169	310,063
#	ARC Resources Ltd.	2,117,047	36,632,213

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Aritzia, Inc.	233,395	$7,661,219
	Atco Ltd., Class I	171,385	5,316,640
*	Athabasca Oil Corp.	2,088,261	8,560,864
	AtkinsRealis Group, Inc.	331,030	14,261,156
#*	ATS Corp. (ATS CN)	251,487	7,557,452
	ATS Corp. (ATS US)	8,755	263,263
	Aurora Cannabis, Inc. (ACB CN)	1,289	7,899
#*	Aurora Cannabis, Inc. (ACB US)	13,112	80,638
*	AutoCanada, Inc.	175,932	2,449,146
	B2Gold Corp. (BTO CN)	6,356,451	19,060,375
	Badger Infrastructure Solution	171,636	4,848,299
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	524,758
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	870,935
	Bank of Montreal (BMO US)	739,051	62,324,171
	Bank of Nova Scotia (BNS CN)	156,246	7,295,968
	Bank of Nova Scotia (BNS US)	933,185	43,551,744
	Barrick Gold Corp. (0R22 LI)	412,954	7,618,741
	Barrick Gold Corp. (GOLD US)	1,398,084	25,878,535
*	Bausch & Lomb Corp.	12,494	215,147
#*	Bausch Health Cos., Inc. (BHC US)	821,414	4,953,126
	Baytex Energy Corp.	920,562	3,420,478
	BCE, Inc. (BCE CN)	12,235	412,693
	BCE, Inc. (BCE US)	74,509	2,513,189
#	Birchcliff Energy Ltd.	1,016,940	4,412,031
	Bird Construction, Inc.	191,871	3,597,972
	Black Diamond Group Ltd.	274,013	1,825,893
#*	BlackBerry Ltd.	279,106	675,436
	BMTC Group, Inc.	7,200	68,263
*	Bombardier, Inc. (BBD/A CN), Class A	4,940	334,044
*	Bombardier, Inc. (BBD/B CN), Class B	172,827	11,664,086
*	Bonterra Energy Corp.	136,052	471,031
	Boralex, Inc., Class A	195,790	4,858,411
	Boyd Group Services, Inc.	79,298	13,295,115
	Bridgemarq Real Estate Services	28,759	272,040
	Brookfield Corp. (BN US), Class A	737,730	35,964,337
#	Brookfield Infrastructure Corp. (BIPC CN), Class A	189,957	7,396,600
	Brookfield Reinsurance Ltd. (BNRE CN)	1,000	48,687
	Brookfield Reinsurance Ltd. (BNRE US)	544	26,602
#	BRP, Inc. (DOO CN)	88,339	6,400,283
	BRP, Inc. (DOOO US)	9,048	655,256
*	CAE, Inc. (CAE CN)	34,183	621,937
*	CAE, Inc. (CAE US)	473,586	8,609,793
*	Calfrac Well Services Ltd.	67,258	210,448
	Calian Group Ltd.	27,849	1,133,606
	Cameco Corp. (CCJ US)	187,270	8,518,912
	Canaccord Genuity Group, Inc.	465,757	3,171,052
#	Canacol Energy Ltd.	113,536	362,650
#*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	550,157
	Canadian Imperial Bank of Commerce (CM CN)	137,033	7,086,630
#	Canadian Imperial Bank of Commerce (CM US)	879,500	45,461,355
	Canadian National Railway Co. (CNI US)	352,208	40,768,076
	Canadian National Railway Co. (CNR CN)	32,594	3,773,222
	Canadian Natural Resources Ltd. (CNQ US)	2,798,404	99,287,374
	Canadian Pacific Kansas City Ltd. (CP US)	143,530	12,030,685
#	Canadian Tire Corp. Ltd., Class A	208,541	21,415,234
	Canadian Utilities Ltd., Class A	205,888	4,821,178
	Canadian Western Bank	545,631	18,854,927
*	Canfor Corp.	488,315	5,602,368
*	Canfor Pulp Products, Inc.	72,300	49,748

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Capital Power Corp.	336,369	$10,395,730
*	Capstone Copper Corp.	3,589,481	24,126,595
#	Cardinal Energy Ltd.	603,543	3,003,179
	Cargojet, Inc.	7,533	711,642
	Cascades, Inc.	416,062	2,932,157
	CCL Industries, Inc., Class B	425,261	23,135,012
#*	Celestica, Inc. (CLS CN)	180,887	9,486,856
#*	Celestica, Inc. (CLS US)	430,580	22,579,615
	Cenovus Energy, Inc. (CVE CN)	665,241	13,404,559
	Cenovus Energy, Inc. (CVE US)	1,739,843	35,023,040
	Centerra Gold, Inc.	1,062,702	7,127,527
	CES Energy Solutions Corp.	1,182,879	7,076,798
*	CGI, Inc. (GIB US)	132,544	15,106,040
*	CGI, Inc. (GIBA CN)	174,898	19,942,920
	Chesswood Group Ltd.	31,923	39,076
	CI Financial Corp.	646,107	7,810,470
*	Cineplex, Inc.	2,825	18,824
*	Cipher Pharmaceuticals, Inc.	5,529	50,939
	Clairvest Group, Inc.	516	26,535
#	Cogeco Communications, Inc.	89,057	4,083,083
	Cogeco, Inc.	32,957	1,305,963
#	Colliers International Group, Inc. (CIGI CN)	10,139	1,366,432
	Colliers International Group, Inc. (CIGI US)	83,214	11,206,429
	Computer Modelling Group Ltd.	376,361	3,778,194
*	Conifex Timber, Inc.	32,928	10,494
	Constellation Software, Inc.	18,501	58,375,201
	Converge Technology Solutions Corp.	100,190	305,508
	Corby Spirit & Wine Ltd.	38,585	376,166
#	Corus Entertainment, Inc., Class B	1,444,025	109,820
*	Crew Energy, Inc.	1,719,498	5,106,248
	Cronos Group, Inc. (CRON CN)	8,403	20,693
#*	Cronos Group, Inc. (CRON US)	644,955	1,580,140
	Definity Financial Corp.	120,790	4,201,163
#*	Denison Mines Corp. (DML CN)	1,668,715	3,287,513
*	dentalcorp Holdings Ltd.	26,849	154,601
*	Descartes Systems Group, Inc. (DSG CN)	34,366	3,495,219
*	Descartes Systems Group, Inc. (DSGX US)	31,478	3,199,739
	Dexterra Group, Inc.	149,186	640,765
	Dollarama, Inc.	391,965	36,745,033
	Doman Building Materials Group Ltd.	344,477	1,781,455
#*	Dorel Industries, Inc., Class B	171,748	858,336
#	DREAM Unlimited Corp., Class A	126,144	1,956,139
	Dundee Precious Metals, Inc.	872,687	7,376,422
#	Dye & Durham Ltd.	68,293	654,908
	Dynacor Group, Inc.	7,600	29,009
	ECN Capital Corp.	559,375	858,925
	E-L Financial Corp. Ltd.	538	501,281
*	Eldorado Gold Corp. (EGO US)	91,679	1,554,876
*	Eldorado Gold Corp. (ELD CN)	795,056	13,480,793
	Element Fleet Management Corp.	1,705,195	32,618,115
#	Emera, Inc.	356,777	12,879,271
	Empire Co. Ltd., Class A	569,865	15,065,420
#	Enbridge, Inc. (ENB CN)	22	825
#	Enbridge, Inc. (ENB US)	936,844	35,056,702
	Endeavour Mining PLC	489,673	10,774,831
	Endeavour Silver Corp. (EDR CN)	157,495	709,535
#*	Endeavour Silver Corp. (EXK US)	247,600	1,116,676
	Enerflex Ltd. (EFX CN)	560,767	3,139,629
#*	Energy Fuels, Inc.	205,896	1,179,618

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enghouse Systems Ltd.	161,492	$3,594,430
*	Ensign Energy Services, Inc.	1,255,722	2,337,454
	EQB, Inc.	151,456	10,571,698
#*	Equinox Gold Corp. (EQX CN)	203,196	1,140,600
	Equinox Gold Corp. (EQX US)	1,160,255	6,520,633
*	ERO Copper Corp. (ERO CN)	67,234	1,314,828
*	ERO Copper Corp. (ERO US)	203,292	3,964,194
	Evertz Technologies Ltd.	125,836	1,175,739
#	Exchange Income Corp.	100,991	3,554,234
	Exco Technologies Ltd.	124,252	717,262
	Extendicare, Inc.	282,154	1,616,513
	Fairfax Financial Holdings Ltd.	64,604	76,188,875
#	Fiera Capital Corp.	105,010	621,397
	Finning International, Inc.	668,984	19,173,358
*	Firan Technology Group Corp.	5,749	26,483
	Firm Capital Mortgage Investment Corp.	150,718	1,285,958
	First Majestic Silver Corp. (AG US)	590,165	3,647,220
#	First Majestic Silver Corp. (FR CN)	82,658	511,280
	First National Financial Corp.	78,535	2,105,226
	First Quantum Minerals Ltd.	922,566	11,292,773
	FirstService Corp. (FSV CN)	4,407	768,404
	FirstService Corp. (FSV US)	84,949	14,828,697
*	Fission Uranium Corp.	1,903,245	1,599,076
*	Florida Canyon Gold, Inc.	140,584	54,985
	Foraco International SA	237,750	475,276
*	Forsys Metals Corp.	1,500	608
	Fortis, Inc. (FTS CN)	205,753	8,601,791
	Fortis, Inc. (FTS US)	209,270	8,755,857
*	Fortuna Mining Corp. (FSM US)	267,189	1,290,523
*	Fortuna Mining Corp. (FVI CN)	1,253,300	6,036,611
	Franco-Nevada Corp. (FNV US)	69,407	8,950,727
#	Freehold Royalties Ltd.	503,792	5,166,910
	Frontera Energy Corp.	108,190	608,870
*	Galiano Gold, Inc.	738,913	1,359,388
	Gamehost, Inc.	83,742	639,900
*	GDI Integrated Facility Services, Inc.	18,321	459,667
#	Gear Energy Ltd.	537,509	284,201
	George Weston Ltd.	146,996	22,765,136
#	GFL Environmental, Inc.	305,404	11,855,783
	Gibson Energy, Inc.	660,600	10,794,290
	Gildan Activewear, Inc. (GIL CN)	131,307	5,346,815
#	Gildan Activewear, Inc. (GIL US)	389,838	15,854,711
	goeasy Ltd.	73,651	10,839,204
*	GoldMoney, Inc.	9,639	52,433
*	Gran Tierra Energy, Inc. (GTE CN)	192,140	1,781,327
	Great-West Lifeco, Inc.	418,752	12,577,877
	Guardian Capital Group Ltd., Class A	23,106	739,546
*	Haivision Systems, Inc.	6,900	20,490
	Hammond Manufacturing Co. Ltd., Class A	1,600	11,531
	Hammond Power Solutions, Inc.	34,395	2,973,019
	Headwater Exploration, Inc.	869,487	4,603,592
*	Heroux-Devtek, Inc.	155,414	3,510,928
	High Liner Foods, Inc.	103,299	988,360
#*	HLS Therapeutics, Inc.	1,000	2,368
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	20,999,214
Ω	Hydro One Ltd.	274,288	8,596,271
#*	i-80 Gold Corp.	413,213	439,954
	iA Financial Corp., Inc.	419,640	28,376,193
*	IAMGOLD Corp. (IAG US)	15,714	64,742

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IMG CN)	2,715,226	$11,190,118
#	IGM Financial, Inc.	224,927	6,373,190
#*	Imperial Metals Corp.	164,385	247,652
	Imperial Oil Ltd. (IMO US)	309,195	22,125,994
	Information Services Corp.	31,209	577,321
	Innergex Renewable Energy, Inc.	244,172	1,678,338
#	InPlay Oil Corp.	17,292	28,806
	Intact Financial Corp.	129,227	23,483,906
*	Interfor Corp.	303,702	3,988,062
*	Ivanhoe Mines Ltd., Class A	167,059	2,184,055
Ω	Jamieson Wellness, Inc.	66,340	1,569,788
*	K92 Mining, Inc.	340,971	1,951,016
*	Karora Resources, Inc.	105,920	488,690
	K-Bro Linen, Inc.	32,564	850,747
*	Kelt Exploration Ltd.	835,753	3,662,265
	Keyera Corp.	628,640	17,734,783
*	Kinaxis, Inc.	62,216	7,654,373
	Kinross Gold Corp. (K CN)	6,236,551	56,689,758
*	Knight Therapeutics, Inc.	400,459	1,659,092
*	Kolibri Global Energy, Inc.	26,102	83,563
#	KP Tissue, Inc.	37,940	231,655
	Labrador Iron Ore Royalty Corp.	226,634	5,036,129
*	Laramide Resources Ltd.	26,500	12,476
#*	Largo, Inc. (LGO CN)	59,040	121,873
	Lassonde Industries, Inc., Class A	9,085	987,035
#	Laurentian Bank of Canada	198,629	3,846,985
	Leon's Furniture Ltd.	123,748	2,455,869
#*	Lightspeed Commerce, Inc. (LSPD US)	552,864	7,402,849
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	290,989	14,515,201
#*	Lion Electric Co. (LEV US)	32,068	23,089
	Loblaw Cos. Ltd.	214,598	26,462,353
*	Lucara Diamond Corp.	1,820,013	415,242
	Lundin Gold, Inc.	371,138	6,424,654
	Lundin Mining Corp.	2,957,041	29,856,337
	Magellan Aerospace Corp.	85,901	592,313
#	Magna International, Inc. (MG CN)	308,444	13,688,019
	Magna International, Inc. (MGA US)	610,423	27,084,468
	Mainstreet Equity Corp.	17,973	2,537,816
*	Major Drilling Group International, Inc.	403,554	2,756,321
*	Mandalay Resources Corp.	42,348	76,681
	Manulife Financial Corp. (MFC CN)	111,512	2,970,638
#	Manulife Financial Corp. (MFC US)	1,390,827	37,037,723
	Maple Leaf Foods, Inc.	182,619	3,334,534
	Martinrea International, Inc.	419,289	3,455,987
*	Mattr Corp.	267,280	3,397,504
*	Maxim Power Corp.	24,537	71,799
*	MDA Space Ltd.	121,749	1,164,889
	Medical Facilities Corp.	135,205	1,368,061
*	MEG Energy Corp.	1,386,917	28,739,866
	Melcor Developments Ltd.	17,176	151,152
	Methanex Corp. (MEOH US)	182,101	8,848,288
	Methanex Corp. (MX CN)	122,100	5,935,865
	Metro, Inc.	313,098	18,645,509
	Morguard Corp.	10,820	874,910
#	MTY Food Group, Inc.	78,203	2,580,616
#	Mullen Group Ltd.	410,131	4,440,994
	National Bank of Canada	899,791	75,260,105
	Neo Performance Materials, Inc.	42,009	241,894

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD CN)	4,727,443	$10,922,785
*	NFI Group, Inc.	121,143	1,504,800
#	North American Construction Group Ltd. (NOA CN)	95,400	1,908,484
	North American Construction Group Ltd. (NOA US)	47,399	946,084
	North West Co., Inc.	214,359	6,941,651
	Northland Power, Inc.	741,298	12,397,473
	Nutrien Ltd. (NTR CN)	99,895	5,123,367
#	Nutrien Ltd. (NTR US)	928,062	47,516,795
	Nuvei Corp.	17,788	588,783
*	NuVista Energy Ltd.	1,010,558	9,786,087
*	Obsidian Energy Ltd. (OBE CN)	86,800	649,436
*	Obsidian Energy Ltd. (OBE US)	132,429	990,569
	OceanaGold Corp.	3,580,178	8,816,576
	Onex Corp.	265,567	18,198,163
#	Open Text Corp. (OTEX CN)	93,453	2,945,768
	Open Text Corp. (OTEX US)	270,205	8,519,564
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc. (OGI US)	34,983	58,771
*	Orla Mining Ltd. (ORLA US)	71,396	267,021
	Osisko Gold Royalties Ltd. (OR CN)	372,904	6,538,953
	Osisko Gold Royalties Ltd. (OR US)	5,600	98,224
*	Osisko Mining, Inc.	980,376	2,321,971
	Pan American Silver Corp. (PAAS CN)	732,357	16,836,283
#	Pan American Silver Corp. (PAAS US)	735,349	16,898,318
	Paramount Resources Ltd., Class A	380,813	8,260,847
	Parex Resources, Inc.	707,765	10,616,603
	Park Lawn Corp.	134,996	2,588,161
	Parkland Corp.	600,946	16,857,740
	Pason Systems, Inc.	302,458	3,583,973
	Pembina Pipeline Corp. (PBA US)	674,317	26,123,041
#	Petrus Resources Ltd.	29,921	29,907
#	Peyto Exploration & Development Corp.	877,140	9,377,165
	PHX Energy Services Corp.	175,346	1,342,416
*	Pieridae Energy Ltd.	200	51
#	Pine Cliff Energy Ltd.	408,078	268,968
	Pizza Pizza Royalty Corp.	128,187	1,232,987
	Polaris Renewable Energy, Inc.	109,153	1,018,282
	Pollard Banknote Ltd.	31,196	637,409
#	PrairieSky Royalty Ltd.	519,126	10,434,032
*	Precision Drilling Corp. (PD CN)	63,794	4,907,969
*	Precision Drilling Corp. (PDS US)	5,426	416,996
	Premium Brands Holdings Corp.	107,885	7,296,781
	Primo Water Corp. (PRMW CN)	63,525	1,393,671
	Primo Water Corp. (PRMW US)	595,427	13,057,714
	Propel Holdings, Inc.	1,300	27,184
#*	Quarterhill, Inc.	599,381	742,362
	Quebecor, Inc., Class B	499,131	11,026,325
#*	Questerre Energy Corp., Class A	145,025	27,311
#	RB Global, Inc. (RBA CN)	6,709	534,475
	RB Global, Inc. (RBA US)	106,431	8,475,101
#*	Real Matters, Inc.	4,105	22,656
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,854,203
#	Restaurant Brands International, Inc. (QSR US)	189,709	13,277,733
*	RF Capital Group, Inc.	11,366	62,894
	Richelieu Hardware Ltd.	190,396	5,623,691
	Rogers Communications, Inc. (RCI US), Class B	151,950	5,872,867
	Rogers Communications, Inc. (RCIB CN), Class B	462,515	17,885,544
	Rogers Sugar, Inc.	243,620	1,012,841
	Royal Bank of Canada (RY CN)	394,530	44,086,545

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Royal Bank of Canada (RY US)	1,198,667	$133,939,051
	Russel Metals, Inc.	329,978	9,593,537
	Sandstorm Gold Ltd. (SAND US)	330,200	1,898,650
*	Sangoma Technologies Corp.	20,967	110,101
	Saputo, Inc.	410,644	9,437,391
#	Savaria Corp.	91,656	1,293,202
#*	Seabridge Gold, Inc. (SA US)	135,926	2,256,372
#	Secure Energy Services, Inc.	1,102,178	9,731,322
*	Shopify, Inc. (SHOP US), Class A	119,367	7,305,260
	Sienna Senior Living, Inc.	148,897	1,673,763
*	SilverCrest Metals, Inc. (SIL CN)	7,684	75,190
*	SilverCrest Metals, Inc. (SILV US)	444,410	4,337,442
Ω	Sleep Country Canada Holdings, Inc.	153,005	3,880,951
*	SNDL, Inc.	107,315	243,605
*	Source Energy Services Ltd.	8,200	89,445
#*	Spartan Delta Corp.	14,673	43,148
Ω	Spin Master Corp.	91,974	2,105,746
	Sprott, Inc. (SII CN)	29,477	1,313,689
	Sprott, Inc. (SII US)	10,961	488,641
	SSR Mining, Inc. (SSRM CN)	808,439	4,485,312
	SSR Mining, Inc. (SSRM US)	225,324	1,255,055
	Stantec, Inc. (STN CN)	139,694	12,291,332
	Stantec, Inc. (STN US)	70,045	6,163,260
	Stelco Holdings, Inc.	110,860	5,335,637
#	Stella-Jones, Inc.	249,792	16,805,982
#*Ω	STEP Energy Services Ltd.	43,194	140,784
	StorageVault Canada, Inc.	422,876	1,436,489
*	Strathcona Resources Ltd.	4,454	104,523
	Sun Life Financial, Inc. (SLF CN)	188,571	9,361,284
	Sun Life Financial, Inc. (SLF US)	662,529	32,868,064
	Suncor Energy, Inc. (SU CN)	8	337
	Suncor Energy, Inc. (SU US)	2,705,047	107,985,476
	SunOpta, Inc. (SOY CN)	83,538	442,301
#*	SunOpta, Inc. (STKL US)	6,269	33,226
#	Superior Plus Corp.	825,533	4,771,487
	Supremex, Inc.	20,200	61,157
	Surge Energy, Inc.	314,489	1,603,593
	Sylogist Ltd.	4,200	32,824
	Taiga Building Products Ltd.	19,400	55,081
#	Tamarack Valley Energy Ltd.	1,772,005	5,262,174
	Taseko Mines Ltd. (TGB US)	77,593	169,929
#*	Taseko Mines Ltd. (TKO CN)	849,603	1,858,401
	TC Energy Corp. (TRP CN)	106,796	4,534,373
	TC Energy Corp. (TRP US)	1,614,755	68,481,760
	Teck Resources Ltd. (TECK US), Class B	1,100,368	53,929,036
	Teck Resources Ltd. (TECK/A CN), Class A	4,800	235,715
	Teck Resources Ltd. (TECKB CN), Class B	43,470	2,130,916
	TELUS Corp.	281,803	4,549,588
#*	TELUS International CDA, Inc.	71,094	480,595
*	Tenaz Energy Corp.	7,000	36,302
	TerraVest Industries, Inc.	5,281	313,192
	TFI International, Inc. (TFII CN)	149,590	23,284,965
	Thomson Reuters Corp. (TRI CN)	25,396	4,115,710
	Thomson Reuters Corp. (TRI US)	40,184	6,506,593
#	Tidewater Midstream & Infrastructure Ltd.	582,130	244,548
	Timbercreek Financial Corp.	227,637	1,261,307
	TMX Group Ltd.	289,953	8,812,101
#	Topaz Energy Corp.	279,553	5,262,436
*	Torex Gold Resources, Inc.	376,556	5,970,239

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries Ltd.	237,426	$22,080,541
	Toronto-Dominion Bank (TD CN)	657,846	38,847,053
	Toronto-Dominion Bank (TD US)	675,423	39,870,220
	Total Energy Services, Inc.	193,584	1,374,078
	Tourmaline Oil Corp.	1,034,338	45,511,921
	TransAlta Corp.	390,820	2,946,783
	TransAlta Corp.	797,824	6,009,756
*	Transat AT, Inc.	86,018	138,312
	Transcontinental, Inc., Class A	360,404	4,254,942
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,575,123	5,749,913
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	46,212
	Triple Flag Precious Metals Corp. (TFPM US)	84,155	1,302,713
*	Trisura Group Ltd. (TRRSF US)	231	7,831
*	Trisura Group Ltd. (TSU CN)	84,925	2,840,568
	Vecima Networks, Inc.	4,100	64,500
	Veren, Inc. (VRN CN)	2,034,603	15,886,010
	Veren, Inc. (VRN US)	566,872	4,421,600
#	Vermilion Energy, Inc. (VET CN)	265,602	2,856,761
	Vermilion Energy, Inc. (VET US)	550,511	5,912,488
	VersaBank (VBNK CN)	21,290	256,748
	VersaBank (VBNK US)	3,669	44,468
*	Victoria Gold Corp.	14,322	6,431
*	Viemed Healthcare, Inc.	100,781	726,631
	Wajax Corp.	112,251	2,162,660
	Waste Connections, Inc. (WCN CN)	29,311	5,212,997
	Waste Connections, Inc. (WCN US)	78,536	13,961,427
*	Well Health Technologies Corp.	189,402	663,967
*	Wesdome Gold Mines Ltd.	329,902	3,175,604
	West Fraser Timber Co. Ltd. (WFG CN)	232,794	20,643,148
#	West Fraser Timber Co. Ltd. (WFG US)	24,762	2,196,147
	Western Forest Products, Inc.	1,722,184	517,659
	Westshore Terminals Investment Corp.	127,466	2,137,282
	Wheaton Precious Metals Corp. (WPM CN)	52	3,109
	Wheaton Precious Metals Corp. (WPM US)	179,106	10,703,375
#	Whitecap Resources, Inc.	2,695,957	20,776,436
#*	WildBrain Ltd.	386,389	372,214
	Winpak Ltd.	107,109	3,689,642
	WSP Global, Inc.	133,461	22,169,229
#*	Yangarra Resources Ltd.	278,894	210,082
#	Yellow Pages Ltd.	49,061	339,356
TOTAL CANADA			3,500,614,176
CHINA — (0.1%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	14,463,819
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	2,373,000	122,060
	SIIC Environment Holdings Ltd. (SIIC SP)	2,622,780	340,033
TOTAL CHINA			14,925,912
DENMARK — (3.2%)
*	ALK-Abello AS	525,386	11,842,140
	Alm Brand AS	4,542,002	8,665,053
*	Ambu AS, Class B	760,323	15,439,384
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,582	5,818,727
	AP Moller - Maersk AS (MAERSKB DC), Class B	3,692	6,107,816
*	Bang & Olufsen AS	533,253	721,587
	BankNordik P	2,307	50,432

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Bavarian Nordic AS	334,576	$9,018,041
*	Cadeler AS (CDLR US), ADR	8,012	208,632
	Carlsberg AS, Class B	254,990	30,791,814
	cBrain AS	10,681	396,097
	Chemometec AS	42,122	2,335,175
#	Coloplast AS, Class B	87,667	11,396,754
	Columbus AS	365,799	462,960
	D/S Norden AS	128,648	5,564,981
	Danske Bank AS	1,144,970	35,016,027
*	Demant AS	374,005	14,339,135
	Dfds AS	174,667	4,790,933
	Djurslands Bank AS	1,040	78,404
	DSV AS	193,715	35,536,019
	FLSmidth & Co. AS	218,537	11,148,281
#	Fluegger Group AS	350	17,245
*	Genmab AS (GMAB DC)	86,966	24,565,426
*	GN Store Nord AS	605,158	15,901,871
	GronlandsBANKEN AS	33	3,201
	H Lundbeck AS (HLUNA DC), Class A	164,384	884,223
	H Lundbeck AS (HLUNB DC)	1,283,159	8,022,683
*	H&H International AS, Class B	89,427	1,312,071
#*	Harboes Bryggeri AS, Class B	2,462	77,729
*	Huscompagniet AS	3,907	32,257
	ISS AS	776,587	14,194,889
	Jeudan AS	19,945	612,751
	Jyske Bank AS	268,630	21,899,496
	Matas AS	204,660	3,496,976
*	MT Hoejgaard Holding AS	328	7,818
*Ω	Netcompany Group AS	188,939	8,041,585
*	Nilfisk Holding AS	62,392	1,162,540
*	NKT AS	286,799	25,817,030
#*Ω	NNIT AS	56,046	869,720
#	North Media AS	26,060	215,443
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	234,916,775
	Novo Nordisk AS (NVO US), Sponsored ADR	1,141,122	151,347,011
	Novonesis (Novozymes) B, Class B	934,729	59,502,257
#*	NTG Nordic Transport Group AS	19,888	843,534
*Ω	Orsted AS	101,755	6,065,005
	Pandora AS	465,215	72,923,991
	Parken Sport & Entertainment AS	10,398	176,415
	Per Aarsleff Holding AS	99,381	5,682,727
	Ringkjoebing Landbobank AS	147,350	26,080,065
	Rockwool AS (ROCKA DC), Class A	7,901	3,476,807
	Rockwool AS (ROCKB DC), Class B	39,082	17,274,737
*	Royal Unibrew AS	238,392	18,716,914
#*	RTX AS	28,702	337,628
Ω	Scandinavian Tobacco Group AS	308,827	4,524,314
	Schouw & Co. AS	69,765	5,757,596
#	Solar AS, Class B	25,342	1,200,236
	SP Group AS	10,194	369,516
	Spar Nord Bank AS	444,339	9,061,892
	Sparekassen Sjaelland-Fyn AS	9,439	309,240
*	Svitzer Group AS	14,548	557,518
	Sydbank AS	347,316	18,724,594
*	TCM Group AS	8,463	73,625
	Tivoli AS	1,741	177,264
	Topdanmark AS	236,125	12,859,840
	TORM PLC, Class A	186,275	7,213,296
#	Tryg AS	817,510	17,898,647

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	UIE PLC	43,770	$1,574,287
*	Vestas Wind Systems AS	971,507	24,041,920
*	Zealand Pharma AS	126,535	17,046,947
TOTAL DENMARK			1,055,597,944
FINLAND — (1.4%)
	Aktia Bank OYJ	204,365	2,063,976
#	Alandsbanken Abp, Class B	1,250	46,594
#*	Alisa Pankki OYJ	1,367	28,057
	Alma Media OYJ	67,280	772,294
	Anora Group OYJ	47,645	239,575
	Apetit OYJ	3,389	51,652
	Aspo OYJ	32,663	210,145
	Atria OYJ	77,416	832,831
#	Bittium OYJ	81,505	694,942
	Cargotec OYJ, Class B	197,492	10,066,684
#	Citycon OYJ	247,829	1,091,402
	Digia OYJ	28,994	174,545
	Elisa OYJ	423,693	19,727,746
Ω	Enento Group OYJ	30,694	568,258
	eQ OYJ	7,039	108,046
#	Evli OYJ, Class B	1,367	27,976
*	Finnair OYJ	572,020	1,456,600
	Fiskars OYJ Abp	97,858	1,684,039
	Fortum OYJ	1,547,773	23,800,078
	F-Secure OYJ	263,470	591,148
	Glaston OYJ Abp	11,415	10,517
	Gofore OYJ	7,011	170,371
	Harvia OYJ	49,563	2,132,871
#*	HKFoods OYJ	213,312	154,842
	Huhtamaki OYJ	460,971	18,678,283
	Ilkka OYJ	29,672	98,563
#*	Incap OYJ	30,277	373,755
*	Kalmar OYJ, Class B	197,492	5,839,259
	Kamux Corp.	41,665	230,364
	Kemira OYJ	644,022	14,560,258
	Kesko OYJ (KESKOA FH), Class A	179,431	3,350,610
	Kesko OYJ (KESKOB FH), Class B	1,296,571	23,453,284
*	Kojamo OYJ	364,883	3,608,599
	Kone OYJ, Class B	431,363	22,027,369
	Konecranes OYJ	370,966	25,913,197
#	Lassila & Tikanoja OYJ	143,498	1,398,052
*	Lindex Group OYJ	43,243	134,506
	Mandatum OYJ	547,712	2,536,743
	Marimekko OYJ	110,978	1,643,539
	Metsa Board OYJ (METSB FH), Class B	670,604	5,124,088
	Metso OYJ	1,935,725	19,667,998
	Neste OYJ	483,805	9,764,553
#	Nokia OYJ (NOK US), Sponsored ADR	2,495,826	9,783,638
#	Nokia OYJ (NOKIA FH)	3,375,434	13,265,120
	Nokia OYJ (NOKIA FP)	1,186,596	4,652,970
#	Nokian Renkaat OYJ	588,896	5,373,241
	Nordea Bank Abp (NDA FH)	2,349,915	27,498,083
	Nordea Bank Abp (NDA SS)	2,414,342	28,272,427
	Olvi OYJ, Class A	47,170	1,614,826
	Oma Saastopankki OYJ	24,666	370,852
#*	Optomed OYJ	6,829	45,098
	Oriola OYJ (OKDBV FH), Class B	667,421	700,033
	Orion OYJ (ORNAV FH), Class A	17,214	787,468

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Orion OYJ (ORNBV FH), Class B	440,437	$20,231,383
#	Outokumpu OYJ	1,726,865	6,226,222
	Pihlajalinna OYJ	42,037	445,752
	Ponsse OYJ	47,190	1,235,867
	Puuilo OYJ	151,844	1,667,725
*	QT Group OYJ	62,180	5,533,376
	Raisio OYJ, Class V	411,166	911,963
*	Rapala VMC OYJ	25,862	75,819
*	Remedy Entertainment OYJ	2,352	45,333
	Revenio Group OYJ	59,270	1,842,735
	Sampo OYJ, Class A	316,933	13,892,788
	Sanoma OYJ	444,019	3,282,587
	Scanfil OYJ	17,253	136,520
	Stora Enso OYJ, Class R	1,555,371	19,443,872
	Suominen OYJ	10,369	31,417
#	Taaleri PLC	19,235	172,108
#	Talenom OYJ	21,268	109,263
#*	Teleste OYJ	20,343	59,026
Ω	Terveystalo OYJ	271,681	3,030,626
	TietoEVRY OYJ	416,944	8,454,951
	Tokmanni Group Corp.	180,423	2,208,888
	UPM-Kymmene OYJ	730,225	24,152,932
	Vaisala OYJ, Class A	58,526	2,885,953
#	Valmet OYJ	586,698	16,615,662
#*	Verkkokauppa.com OYJ	8,621	17,339
	Wartsila OYJ Abp	953,765	19,709,389
#*	WithSecure OYJ	88,143	98,937
#	YIT OYJ	663,893	1,666,837
TOTAL FINLAND			471,657,235
FRANCE — (7.3%)
#	ABC arbitrage	101,628	443,553
	Accor SA	436,148	16,784,335
	Aeroports de Paris SA	64,495	8,473,761
	Air Liquide SA	186,338	33,998,947
	Airbus SE	335,774	50,811,534
	AKWEL SADIR	51,264	594,957
*	Alstom SA	1,040,604	20,388,139
	Altamir	46,348	1,258,883
	Alten SA	120,743	13,279,543
Ω	Amundi SA	159,533	11,642,826
*Ω	Aramis Group SAS	14,986	76,156
	Arkema SA	272,144	24,559,049
	Assystem SA	31,844	1,689,121
#*	Atos SE	285,599	301,727
	Aubay	27,927	1,105,542
	AXA SA	929,826	32,646,007
#*	Axway Software SA	27,758	645,685
Ω	Ayvens SA	68,067	450,592
#*	Bastide le Confort Medical	13,234	288,850
#	Beneteau SACA	160,405	1,563,823
#*	Bigben Interactive	76,728	194,594
	BioMerieux	60,838	6,420,019
	BNP Paribas SA	765,928	52,476,572
	Boiron SA	27,994	982,907
	Bollore SE	1,585,392	9,868,807
	Bonduelle SCA	65,952	457,492
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	799,771	27,612,890

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bureau Veritas SA	789,401	$24,699,733
	Capgemini SE	90,467	17,959,820
	Carrefour SA	1,734,717	25,877,174
#	Catana Group	91,952	490,440
	CBo Territoria	2,301	8,748
*	Cegedim SA	36,781	515,565
	Cie de Saint-Gobain SA	699,088	59,971,778
	Cie des Alpes	104,009	1,489,271
	Cie Generale des Etablissements Michelin SCA	1,428,668	56,559,306
#*	Claranova SE	37,465	70,802
#*	Clariane SE	910,238	1,792,259
	Coface SA	661,633	10,016,823
	Credit Agricole SA	793,054	12,034,962
	Danone SA	382,440	24,845,232
	Dassault Aviation SA	26,133	5,261,461
	Dassault Systemes SE	92,935	3,523,051
	Derichebourg SA	597,278	3,075,733
	Edenred SE	326,889	13,611,255
	Eiffage SA	402,573	40,064,756
#*	Ekinops SAS	16,325	58,890
	Electricite de Strasbourg SA	1,257	142,909
*Ω	Elior Group SA	555,988	1,929,589
	Elis SA	1,003,894	23,215,386
	Engie SA	3,747,936	58,918,159
#	Equasens	11,289	587,756
	Eramet SA	38,470	3,267,606
	EssilorLuxottica SA	121,182	27,731,248
	Esso SA Francaise	10,966	1,725,219
	Etablissements Maurel et Prom SA	377,717	2,306,511
	Eurazeo SE	122,197	9,613,874
#*	Euroapi SA	18,789	75,820
	Eurofins Scientific SE	403,226	23,872,540
Ω	Euronext NV	217,345	21,974,218
#*	Eutelsat Communications SACA	948,501	4,902,080
*	Exclusive Networks SA	20,720	521,431
	Exel Industries SA, Class A	6,839	378,807
	Fnac Darty SA (0QSH LI)	12,150	365,312
	Fnac Darty SA (FNAC FP)	57,563	1,708,500
	Forvia SE (1EO IM)	64,858	759,907
	Forvia SE (FRVIA FP)	582,462	6,822,342
*	Gaumont SA	768	74,396
	Gaztransport Et Technigaz SA	149,223	21,987,271
	GEA	181	13,703
	Getlink SE	968,455	17,257,723
	GL Events SACA	46,334	949,929
	Groupe Crit SA	22,390	1,602,804
	Groupe SFPI	7,834	16,531
	Guerbet	30,025	1,139,775
*	Guillemot Corp.	18,369	123,190
*	Haulotte Group SA	27,104	88,050
	Hermes International SCA	23,367	51,064,714
*	ID Logistics Group SACA	12,270	5,933,342
	Imerys SA	173,224	5,885,610
#	Infotel SA	2,653	111,700
	Interparfums SA	36,095	1,834,265
	Ipsen SA	133,207	14,956,502
	IPSOS SA	205,620	12,690,285
	Jacquet Metals SACA	64,236	1,058,611
*	JCDecaux SE	262,483	5,472,117

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Kaufman & Broad SA	72,514	$2,479,880
	Kering SA	75,210	23,099,829
#*	La Francaise De L'energie SACA	2,301	71,642
Ω	La Francaise des Jeux SAEM	343,124	13,312,775
	Laurent-Perrier	7,300	943,648
	Lectra	82,137	2,314,302
	Legrand SA	171,643	18,545,496
	Linedata Services	3,879	302,916
	LISI SA	40,903	1,126,148
#	LNA Sante SA	27,399	761,106
	L'Oreal SA	121,996	52,756,858
#*	Lumibird	1,775	19,769
	LVMH Moet Hennessy Louis Vuitton SE	247,349	174,470,636
#Ω	Maisons du Monde SA	144,638	573,779
	Manitou BF SA	37,916	877,001
	Mersen SA	106,696	3,698,351
	Metropole Television SA	130,896	1,708,591
#*	Nacon SA	1,448	1,811
Ω	Neoen SA	156,615	6,530,529
	Nexans SA	115,728	14,957,401
#*	Nexity SA	211,889	2,388,153
	NRJ Group	87,380	760,823
	Oeneo SA	138,265	1,570,231
	Opmobility	296,243	3,105,794
	Orange SA (ORA FP)	6,978,148	77,438,358
#	Orange SA (ORAN US), Sponsored ADR	127,541	1,416,980
	Pernod Ricard SA	77,494	10,369,250
*	Pierre Et Vacances SA	302,068	448,356
*	Plastiques Du Val De Loire	22,166	43,551
	Publicis Groupe SA (PUB FP)	484,563	50,586,651
	Publicis Groupe SA (PUBGY US), ADR	45,904	1,198,553
	Quadient SA	151,216	2,999,654
*††	Recylex SA	65,252	0
	Renault SA	405,450	19,648,973
	Rexel SA	1,166,393	29,634,421
	Robertet SA	1,503	1,377,080
	Rubis SCA	235,093	7,362,977
	Safran SA	302,894	66,543,581
	Samse SACA	989	178,793
	Sanofi SA (SAN FP)	552,673	56,976,427
	Sanofi SA (SNY US), ADR	244,541	12,669,669
	Sartorius Stedim Biotech	9,917	1,978,944
	Savencia SA	22,204	1,202,087
	Schneider Electric SE (0NWV LI)	19,869	4,815,963
	Schneider Electric SE (SU FP)	154,363	37,206,911
	SCOR SE	781,003	16,715,245
	SEB SA	107,631	10,770,405
	Seche Environnement SACA	12,843	1,401,604
	SES SA	1,900,136	10,274,483
*Ω	SMCP SA	201,866	478,987
	Societe BIC SA	117,587	7,377,599
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	84,096
	Societe Generale SA	1,157,657	30,026,106
	Societe LDC SADIR	1,717	268,811
	Sodexo SA	94,011	8,903,528
	Sodexo, Inc.	8,908	844,042
*	SOITEC	63,115	8,137,544
	Sopra Steria Group	71,040	13,167,533
	SPIE SA	537,963	20,794,902

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Stef SA	22,404	$3,251,421
	STMicroelectronics NV (STM FP)	990,657	32,753,927
#	STMicroelectronics NV (STM US)	595,735	20,112,014
	Sword Group	33,966	1,258,520
	Synergie SE	44,846	1,577,372
	Technip Energies NV	618,619	15,760,234
	Teleperformance SE	182,359	23,476,049
	Television Francaise 1 SA	215,375	1,895,127
#	TFF Group	496	20,468
	Thales SA	142,400	22,634,971
	Thermador Groupe	15,697	1,295,390
#	Tikehau Capital SCA	24,876	629,398
	Totalenergies EP Gabon	1,124	193,909
	TotalEnergies SE (TTE FP)	4,093,590	276,179,333
#	TotalEnergies SE (TTE US), Sponsored ADR	215,223	14,587,815
	Trigano SA	43,525	5,103,448
*	Ubisoft Entertainment SA	417,685	8,580,678
	Valeo SE	1,023,066	11,690,737
*	Vallourec SACA	802,756	12,979,458
	Veolia Environnement SA (VIE FP)	620,139	19,480,862
Ω	Verallia SA	323,028	9,501,993
	Vetoquinol SA	2,529	275,795
	Vicat SACA	90,225	3,137,646
	VIEL & Cie SA	79,165	860,580
	Vinci SA	658,120	75,103,294
	Virbac SACA	13,467	5,126,530
	Viridien	36,374	1,887,152
	Vivendi SE	1,944,278	20,746,915
#*	Voltalia SA	45,563	506,474
	Vranken-Pommery Monopole SA	9,140	146,282
	Wavestone	27,360	1,589,437
*Ω	Worldline SA	414,872	4,707,500
*Ω	X-Fab Silicon Foundries SE	249,205	1,594,275
TOTAL FRANCE			2,392,387,639
GERMANY — (6.2%)
	1&1 AG	197,116	3,173,081
	7C Solarparken AG	207,839	528,344
#*	About You Holding SE	17,742	67,034
#	Adesso SE	9,670	956,080
	adidas AG	96,796	24,256,812
	Adtran Networks SE	25,248	525,409
	All for One Group SE	5,097	317,368
	Allgeier SE	19,044	362,624
	Allianz SE (ALIZY US), ADR	50,320	1,416,508
	Allianz SE (ALV GR)	195,310	55,012,067
	AlzChem Group AG	1,438	79,485
	Amadeus Fire AG	16,614	1,707,187
*	Aroundtown SA	2,165,274	4,619,352
	Atoss Software SE	32,850	4,842,603
Ω	Aumann AG	4,179	65,200
	Aurubis AG	152,294	11,876,682
#*Ω	Auto1 Group SE	64,442	542,583
	BASF SE	1,222,907	56,935,050
*	Basler AG	15,791	168,177
	Bayer AG	2,148,242	63,911,676
	Bayerische Motoren Werke AG	620,585	57,558,714
#*	BayWa AG (BYW6 GR)	70,651	992,191
	Bechtle AG	350,338	15,482,689

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Befesa SA	49,605	$1,540,063
	Beiersdorf AG	36,706	5,327,766
	Bertrandt AG	28,838	836,540
	Bijou Brigitte AG	19,211	736,594
	Bilfinger SE	112,125	6,286,316
*	Borussia Dortmund GmbH & Co. KGaA	396,591	1,564,526
#*	BRANICKS Group AG	167,695	388,704
	Brenntag SE	420,740	29,929,892
	CANCOM SE	105,290	3,760,353
#	Carl Zeiss Meditec AG	23,186	1,586,260
*	Ceconomy AG	777,821	2,346,057
	CENIT AG	39,415	567,245
	Cewe Stiftung & Co. KGaA	36,861	3,946,683
	Commerzbank AG	1,576,057	25,693,623
	CompuGroup Medical SE & Co. KGaA	113,362	1,966,051
	Continental AG	375,710	23,032,451
*Ω	Covestro AG	516,166	30,386,093
#	CTS Eventim AG & Co. KGaA	223,309	19,669,897
	Daimler Truck Holding AG	1,555,702	60,064,012
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	77,013
*Ω	Delivery Hero SE	12,820	285,222
	Dermapharm Holding SE	75,933	2,908,747
#	Deutsche Bank AG (DB US)	1,436,006	22,344,253
	Deutsche Bank AG (DBK GR)	1,854,208	28,861,627
	Deutsche Beteiligungs AG	75,536	2,017,229
	Deutsche Boerse AG	295,131	60,433,514
	Deutsche EuroShop AG	17,860	467,686
#	Deutsche Lufthansa AG	1,409,207	8,831,195
#*Ω	Deutsche Pfandbriefbank AG	677,165	3,821,517
	Deutsche Post AG	1,851,979	82,608,508
	Deutsche Telekom AG (DTE GR)	6,058,727	158,481,046
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	7,726	202,344
	Deutsche Wohnen SE	66,493	1,320,533
	Deutz AG	225,216	1,297,176
	DMG Mori AG	4,997	238,501
*	Dr Hoenle AG	15,398	292,056
	Draegerwerk AG & Co. KGaA	14,733	732,153
	Duerr AG	190,743	4,195,315
Ω	DWS Group GmbH & Co. KGaA	104,702	3,959,464
	E.ON SE	1,030,448	14,450,095
	Eckert & Ziegler SE	32,195	1,506,767
	EDAG Engineering Group AG	20,949	241,404
#	Elmos Semiconductor SE	30,720	2,511,073
#	ElringKlinger AG	167,133	874,241
#*	Encavis AG	325,346	6,097,794
	Energiekontor AG	28,222	1,985,256
	Evonik Industries AG	701,054	14,197,534
#*	Evotec SE	292,776	2,758,706
	Fabasoft AG	2,907	51,415
	Fielmann Group AG	103,613	4,691,068
	flatexDEGIRO AG	245,069	3,460,776
*	Fraport AG Frankfurt Airport Services Worldwide	146,423	7,435,842
	Freenet AG	693,813	19,199,246
	Fresenius Medical Care AG (FME GR)	544,294	21,003,135
	Fresenius Medical Care AG (FMS US), ADR	1,074	20,717
*	Fresenius SE & Co. KGaA	723,952	25,939,748
	Friedrich Vorwerk Group SE	10,661	228,826
	FUCHS SE	108,636	3,768,315
	GEA Group AG	610,361	26,950,771

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Gerresheimer AG	145,559	$15,048,952
	Gesco SE	29,514	453,439
	GFT Technologies SE	91,417	2,347,548
*	Grand City Properties SA	214,527	2,528,841
	Grenke AG	64,146	1,980,813
	H&R GmbH & Co. KGaA	71,325	313,829
	Hamburger Hafen und Logistik AG	136,711	2,293,234
	Hannover Rueck SE	36,619	9,092,150
#Ω	Hapag-Lloyd AG	53,145	9,435,565
	Hawesko Holding SE	1,974	57,016
	Heidelberg Materials AG	271,703	28,305,795
#*	Heidelberger Druckmaschinen AG	1,363,639	1,664,618
	Hella GmbH & Co. KGaA	38,501	3,639,179
*	HelloFresh SE	461,352	2,881,950
	Henkel AG & Co. KGaA	126,836	9,827,618
	Hensoldt AG	231,630	8,570,581
*	Highlight Communications AG	42,880	83,268
	HOCHTIEF AG	87,405	10,391,663
	Hornbach Holding AG & Co. KGaA	41,220	3,378,576
#	Hugo Boss AG	251,349	9,988,727
	Indus Holding AG	59,084	1,431,381
	Infineon Technologies AG (IFNNY US), ADR	184,129	6,433,467
	Infineon Technologies AG (IFX GR)	1,074,405	37,322,830
	Init Innovation in Traffic Systems SE	12,825	562,054
Ω	Instone Real Estate Group SE	115,129	1,175,939
	IVU Traffic Technologies AG	27,158	409,791
	Jenoptik AG	166,093	4,735,596
Ω	JOST Werke SE	24,757	1,119,054
	K&S AG	346,291	4,461,147
	KION Group AG	367,518	14,535,276
	Kloeckner & Co. SE	10,782	59,484
#	Knaus Tabbert AG	13,165	441,583
	Knorr-Bremse AG	212,337	17,075,255
*	Koenig & Bauer AG	67,745	915,609
#	Kontron AG	108,287	2,294,298
	Krones AG	57,689	7,804,978
	KSB SE & Co. KGaA	267	195,025
	KWS Saat SE & Co. KGaA	34,799	2,415,130
	Lanxess AG	408,612	10,667,470
	LEG Immobilien SE	188,708	16,461,278
	Leifheit AG	30,103	563,767
#*	LPKF Laser & Electronics SE	13,810	127,971
#*	Manz AG	11,990	69,268
*	Mediclin AG	12,692	33,205
*	Medigene AG	39,156	46,723
*	Medios AG	43,616	849,597
	Mercedes-Benz Group AG	1,670,941	110,456,591
	Merck KGaA	42,555	7,603,399
	METRO AG	781,413	3,558,311
	MLP SE	323,179	2,050,981
	MTU Aero Engines AG	22,908	6,486,712
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	169,859	83,659,763
	Mutares SE & Co. KGaA	46,779	1,619,127
*	Nagarro SE	31,247	2,717,280
	Nemetschek SE	210,508	20,106,902
	New Work SE	10,325	737,313
	Nexus AG	25,848	1,549,958
	Norma Group SE	161,053	2,992,275
	OHB SE	34,731	1,646,137

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Patrizia SE	198,859	$1,566,500
	Pfeiffer Vacuum Technology AG	20,172	3,439,997
	PNE AG	222,904	3,543,927
	ProCredit Holding AG	18,195	167,137
	ProSiebenSat.1 Media SE	634,547	4,353,207
*	PSI Software SE	20,202	465,701
	Puma SE (PUM GR)	327,064	16,229,934
#*	PVA TePla AG	67,791	1,059,127
	PWO AG	5,972	187,681
*	q.beyond AG	684,149	630,816
*	R Stahl AG	4,599	91,604
	Rational AG	13,027	11,403,535
	Rheinmetall AG	84,035	45,770,191
#	RTL Group SA	134,254	4,228,202
	RWE AG	868,514	32,413,725
	SAF-Holland SE	82,602	1,689,789
#	Salzgitter AG	141,502	2,537,158
	SAP SE (SAP GR)	198,124	41,887,423
	Secunet Security Networks AG	5,326	704,434
*	SGL Carbon SE	174,965	1,175,090
	Siemens AG (SIE GR)	609,048	111,514,851
	Siemens AG (SIEGY US), Sponsored ADR	51,734	4,728,488
#*	Siemens Energy AG	592,352	17,201,036
Ω	Siemens Healthineers AG	235,630	12,629,557
	Siltronic AG	74,257	6,055,981
	Sixt SE	68,703	4,793,808
#	SMA Solar Technology AG	30,939	832,110
	Stabilus SE	107,888	5,279,561
	Stemmer Imaging AG	3,450	179,597
	STRATEC SE	8,076	354,701
	Stroeer SE & Co. KGaA	137,619	9,304,483
	Suedzucker AG	325,407	4,286,637
	Surteco Group SE	34,391	528,576
	SUSS MicroTec SE	61,566	4,180,721
	Symrise AG	62,164	7,834,614
*	TAG Immobilien AG	628,263	9,465,238
	Takkt AG	108,413	1,256,242
*	Talanx AG	209,005	15,878,405
*Ω	TeamViewer SE	468,177	6,314,271
	Technotrans SE	38,339	686,388
#	thyssenkrupp AG	2,197,515	8,414,281
*	TUI AG	339,842	2,191,588
	United Internet AG	392,954	8,715,406
#	Verbio SE	36,978	695,214
	Volkswagen AG	73,488	8,670,779
	Vonovia SE	698,256	21,408,674
	Vossloh AG	39,609	2,105,653
	Wacker Chemie AG	73,072	7,303,466
	Wacker Neuson SE	146,044	2,273,295
#	Washtec AG	53,316	2,134,687
*	Westwing Group SE	29,283	238,595
	Wuestenrot & Wuerttembergische AG	117,636	1,588,588
*Ω	Zalando SE	16,204	415,216
	Zeal Network SE	29,514	1,143,141
TOTAL GERMANY			2,029,598,183
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	10,902,900	164,320
*	Acme International Holdings Ltd.	195,000	49,539

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Aeon Credit Service Asia Co. Ltd.	28,000	$20,423
	AIA Group Ltd.	10,873,800	72,733,277
*	Aidigong Maternal & Child Health Ltd.	115,466	29,558
*	Allied Group Ltd.	1,676,000	315,751
	Analogue Holdings Ltd.	34,000	4,431
	APAC Resources Ltd.	361,197	46,188
*	Apollo Future Mobility Group Ltd.	66,400	5,609
	Asia Financial Holdings Ltd.	400,000	183,253
*	Asia Standard International Group Ltd.	2,185,561	108,664
	ASMPT Ltd.	600,700	6,280,653
	Associated International Hotels Ltd.	79,000	51,768
	Bank of East Asia Ltd.	3,525,813	4,447,058
	BOC Hong Kong Holdings Ltd.	3,312,000	9,635,673
*	BOCOM International Holdings Co. Ltd.	415,000	12,696
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	734,480
Ω	Budweiser Brewing Co. APAC Ltd.	797,200	967,998
	Build King Holdings Ltd.	870,000	109,052
	Cafe de Coral Holdings Ltd.	1,656,000	1,705,898
#	Cathay Pacific Airways Ltd.	6,926,180	7,236,174
*	Century City International Holdings Ltd.	3,792,000	77,457
	Chen Hsong Holdings	408,000	74,977
	Cheuk Nang Holdings Ltd.	124,488	28,553
	Chevalier International Holdings Ltd.	130,276	70,583
*	Chi Kan Holdings Ltd.	88,000	27,355
*	China Energy Development Holdings Ltd.	33,840,000	346,372
	China Motor Bus Co. Ltd.	6,800	45,527
*	China Star Entertainment Ltd.	8,376,000	538,812
*	Chinese Estates Holdings Ltd.	1,984,000	321,818
#	Chow Sang Sang Holdings International Ltd.	1,666,000	1,415,045
	Chow Tai Fook Jewellery Group Ltd.	3,184,600	2,892,188
*	Chuang's China Investments Ltd.	6,484,219	88,235
*	Chuang's Consortium International Ltd.	4,671,553	218,555
	CITIC Telecom International Holdings Ltd.	8,815,000	2,348,940
	CK Asset Holdings Ltd.	2,380,124	9,094,620
	CK Hutchison Holdings Ltd.	2,806,408	14,660,978
	CK Infrastructure Holdings Ltd.	754,045	5,029,290
#*	CK Life Sciences International Holdings, Inc.	7,186,000	312,619
	CLP Holdings Ltd.	982,500	8,432,420
#*	C-Mer Medical Holdings Ltd.	1,490,000	499,289
	CN Logistics International Holdings Ltd.	88,000	41,321
*	CNT Group Ltd.	814,000	29,171
	Convenience Retail Asia Ltd.	122,000	8,742
#††	Convoy, Inc.	23,823,171	95,441
*	Cowell e Holdings, Inc.	511,000	1,401,617
Ω	Crystal International Group Ltd.	864,000	378,833
*	CSC Holdings Ltd.	98,610,000	303,913
	CSI Properties Ltd.	29,024,200	282,989
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,045,702	1,619,984
	Dah Sing Financial Holdings Ltd.	912,044	2,386,001
	Dickson Concepts International Ltd.	404,500	275,779
	Dynamic Holdings Ltd.	42,000	39,746
	Eagle Nice International Holdings Ltd.	1,394,000	819,074
#	EC Healthcare	1,855,000	249,182
††	EcoGreen International Group Ltd.	468,240	21,354
	Emperor International Holdings Ltd.	6,684,416	307,421
	Emperor Watch & Jewellery Ltd.	18,200,000	363,292
*	Energy International Investments Holdings Ltd.	804,000	45,849
*	ENM Holdings Ltd.	4,992,000	193,169

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Esprit Holdings Ltd.	11,733,469	$158,658
Ω	ESR Group Ltd.	3,591,152	5,429,222
*	Eternity Investment Ltd.	520,000	4,890
	EuroEyes International Eye Clinic Ltd.	73,000	46,010
	Fairwood Holdings Ltd.	300,000	279,217
	Far East Consortium International Ltd.	7,011,465	1,005,288
*	Far East Hotels & Entertainment Ltd.	322,000	21,458
	First Pacific Co. Ltd.	10,903,756	4,853,050
*Ω	FIT Hon Teng Ltd.	3,241,000	1,119,902
#*Ω	Fosun Tourism Group	656,200	317,089
	Four Seas Mercantile Holdings Ltd.	36,000	11,586
*Ω	Frontage Holdings Corp.	992,000	95,381
	FSE Lifestyle Services Ltd.	445,000	311,431
	Galaxy Entertainment Group Ltd.	410,000	1,723,608
	Get Nice Financial Group Ltd.	798,824	68,918
	Giordano International Ltd.	5,366,000	1,085,063
	Glorious Sun Enterprises Ltd.	1,763,000	223,460
#††	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd.	605,000	41,277
	Golden Resources Development International Ltd.	1,144,000	60,618
*	GR Life Style Company Ltd.	2,932,000	164,075
	Great Eagle Holdings Ltd.	1,014,652	1,385,265
	G-Resources Group Ltd.	6,457,820	1,941,401
	Guoco Group Ltd.	26,000	216,254
	Guotai Junan International Holdings Ltd.	13,108,000	1,121,550
	Hang Lung Group Ltd.	3,125,000	3,424,600
	Hang Lung Properties Ltd.	5,667,000	4,155,573
	Hang Seng Bank Ltd.	513,700	6,290,680
	Hanison Construction Holdings Ltd.	973,496	53,588
#*	Hao Tian International Construction Investment Group Ltd.	1,032,000	121,777
*	Harbour Centre Development Ltd.	158,000	104,316
	Henderson Land Development Co. Ltd.	2,286,104	6,421,260
	HK Electric Investments & HK Electric Investments Ltd.	4,960,500	3,359,015
	HKBN Ltd.	3,820,500	1,210,136
	HKR International Ltd.	4,565,238	689,281
	HKT Trust & HKT Ltd.	13,491,000	16,339,790
	Hon Kwok Land Investment Co. Ltd.	234,000	37,877
	Hong Kong & China Gas Co. Ltd.	9,831,586	8,011,490
*	Hong Kong ChaoShang Group Ltd.	48,000	4,490
	Hong Kong Exchanges & Clearing Ltd.	812,318	23,960,960
	Hong Kong Ferry Holdings Co. Ltd.	489,000	265,139
*	Hong Kong Technology Venture Co. Ltd.	2,213,000	504,585
	Hongkong & Shanghai Hotels Ltd.	2,320,226	1,578,288
	Hongkong Chinese Ltd.	3,741,143	119,014
Ω	Honma Golf Ltd.	558,000	238,874
	Hung Hing Printing Group Ltd.	1,234,524	168,974
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,936,000	896,669
	Hysan Development Co. Ltd.	1,386,215	1,898,408
*	IGG, Inc.	2,375,000	859,802
Ω	Impro Precision Industries Ltd.	160,000	41,271
	International Housewares Retail Co. Ltd.	1,496,000	246,907
*	IPE Group Ltd.	1,865,000	114,605
*	ITC Properties Group Ltd.	677,994	37,969
	Johnson Electric Holdings Ltd.	1,727,818	2,388,873
	K Wah International Holdings Ltd.	3,864,000	864,708
*	Kader Holdings Co. Ltd.	100,000	3,841
	Karrie International Holdings Ltd.	2,186,000	221,508
	Kerry Logistics Network Ltd.	2,157,791	1,887,669
	Kerry Properties Ltd.	2,696,583	4,593,986

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kingmaker Footwear Holdings Ltd.	1,152,000	$107,832
#	Kowloon Development Co. Ltd.	2,015,984	1,132,530
	KRP Development Holdings Ltd.	387,500	30,724
*	Lai Sun Development Co. Ltd.	1,819,480	153,652
	Lam Soon Hong Kong Ltd.	12,000	12,089
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	26,037
*	Lerado Financial Group Co. Ltd.	74,000	1,687
*	Lippo China Resources Ltd.	24,600	2,153
*	Lippo Ltd.	236,000	24,757
	Liu Chong Hing Investment Ltd.	1,034,000	587,146
	L'Occitane International SA	1,845,500	7,989,523
	Luk Fook Holdings International Ltd.	1,716,000	3,375,015
	Lung Kee Group Holdings Ltd.	22,000	3,747
*	Magnificent Hotel Investment Ltd.	952,000	9,028
#	Man Wah Holdings Ltd.	8,369,200	4,936,165
#*	MECOM Power & Construction Ltd.	3,777,500	72,564
*	Melco International Development Ltd.	412,000	241,848
#*	Melco Resorts & Entertainment Ltd., ADR	47,606	271,830
	MGM China Holdings Ltd.	1,381,200	2,015,246
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,342,364	130,113
	Miramar Hotel & Investment	572,000	684,101
	Modern Dental Group Ltd.	1,402,000	768,520
#*	Mongolian Mining Corp.	2,136,000	2,279,531
	MTR Corp. Ltd.	715,132	2,313,519
*	NagaCorp Ltd.	5,724,719	2,758,789
	Nameson Holdings Ltd.	1,670,000	141,899
	National Electronics Holdings	61,600	4,601
*††	National United Resources Holdings Ltd.	332,000	1,681
*	New Focus Auto Tech Holdings Ltd.	5,064,000	42,862
#	New World Development Co. Ltd.	5,045,284	4,703,441
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	486,120
	NWS Holdings Ltd.	5,923,221	5,304,925
	Oriental Watch Holdings	2,291,793	982,213
#*	Oshidori International Holdings Ltd.	17,547,000	262,851
	Pacific Basin Shipping Ltd.	27,104,000	8,138,170
	Pacific Textiles Holdings Ltd.	3,934,000	846,371
*	Paliburg Holdings Ltd.	928,790	93,936
*	Paradise Entertainment Ltd.	120,000	13,015
	PAX Global Technology Ltd.	212,000	118,952
	PC Partner Group Ltd.	1,072,000	577,920
	PCCW Ltd.	20,202,308	10,474,396
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,429,000	462,732
	Pico Far East Holdings Ltd.	3,390,000	746,337
	Playmates Holdings Ltd.	3,856,000	273,927
	Plover Bay Technologies Ltd.	1,048,000	561,649
	Power Assets Holdings Ltd.	1,360,500	8,671,107
	PRADA SpA	861,700	6,212,307
*	PT International Development Co. Ltd.	6,648,825	29,757
*	Public Financial Holdings Ltd.	2,050,000	289,153
#*	Realord Group Holdings Ltd.	90,000	61,627
*	Regal Hotels International Holdings Ltd.	1,641,400	599,842
Ω	Regina Miracle International Holdings Ltd.	1,148,000	317,214
#*	Sa Sa International Holdings Ltd.	2,274,000	212,265
Ω	Samsonite International SA	4,758,000	13,720,859
*	Sands China Ltd.	1,787,200	3,350,346
	SAS Dragon Holdings Ltd.	1,326,000	644,801

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SEA Holdings Ltd.	1,123,918	$218,183
#*	Shandong Hi-Speed Holdings Group Ltd.	9,000	6,594
	Shangri-La Asia Ltd.	4,816,166	3,376,603
*	Shun Ho Property Investments Ltd.	70,224	6,654
*	Shun Tak Holdings Ltd.	9,208,250	909,113
	Singamas Container Holdings Ltd.	6,950,000	668,447
	Sino Land Co. Ltd.	6,627,156	6,854,852
	SITC International Holdings Co. Ltd.	5,528,000	12,337,264
#*	SJM Holdings Ltd.	4,857,125	1,565,593
	SmarTone Telecommunications Holdings Ltd.	1,556,930	747,041
*	Solomon Systech International Ltd.	204,000	7,450
	Soundwill Holdings Ltd.	466,500	334,228
	Stella International Holdings Ltd.	1,853,500	3,089,454
	Sun Hung Kai & Co. Ltd.	3,447,787	1,186,893
	Sun Hung Kai Properties Ltd.	838,511	7,260,266
	SUNeVision Holdings Ltd.	2,319,000	815,256
	Swire Pacific Ltd. (19 HK), Class A	813,000	7,013,569
	Swire Pacific Ltd. (87 HK), Class B	1,510,000	1,957,065
	Swire Properties Ltd.	443,050	699,722
	TAI Cheung Holdings Ltd.	1,103,000	444,775
	Tai Hing Group Holdings Ltd.	1,034,000	104,533
	Tai Sang Land Development Ltd.	145,523	40,310
	Tan Chong International Ltd.	372,000	63,296
	Tao Heung Holdings Ltd.	795,000	69,253
	Techtronic Industries Co. Ltd.	1,082,500	13,863,243
*	Television Broadcasts Ltd.	1,228,900	496,779
*	Texhong International Group Ltd.	1,315,500	672,869
	Texwinca Holdings Ltd.	3,388,000	407,493
	Theme International Holdings Ltd.	11,530,000	664,959
#*	Tongda Group Holdings Ltd.	1,280,000	13,100
	Town Health International Medical Group Ltd.	2,602,000	89,792
	Tradelink Electronic Commerce Ltd.	2,608,000	293,876
	Transport International Holdings Ltd.	1,213,009	1,432,341
	Tycoon Group Holdings Ltd.	270,000	131,793
	United Laboratories International Holdings Ltd.	5,441,500	6,251,045
*††	Untrade.Genting Hk	1,416,000	0
#	Value Partners Group Ltd.	3,203,000	635,994
	Vedan International Holdings Ltd.	1,404,000	103,527
	Vesync Co. Ltd.	31,000	16,484
#	Vitasoy International Holdings Ltd.	1,460,000	1,047,427
#*	Vobile Group Ltd.	488,000	81,765
#*Ω	VPower Group International Holdings Ltd.	2,440,506	83,896
	VSTECS Holdings Ltd.	3,731,200	2,052,338
	VTech Holdings Ltd.	709,400	4,667,191
*	Wai Kee Holdings Ltd.	296,000	28,095
	Wang On Group Ltd.	66,120,000	227,840
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	19,335
Ω	WH Group Ltd.	29,792,234	19,366,254
	Wharf Real Estate Investment Co. Ltd.	1,553,750	3,819,768
	Wing On Co. International Ltd.	123,137	188,241
	Wing Tai Properties Ltd.	462,000	121,185
#	Wynn Macau Ltd.	108,800	80,370
*	Xingye Alloy Materials Group Ltd.	279,000	37,198
#	Xinyi Glass Holdings Ltd.	7,697,829	8,131,667
	YTO International Express & Supply Chain Technology Ltd.	716,000	130,962
	Yue Yuen Industrial Holdings Ltd.	3,906,000	6,376,250
*	Zhaobangji Lifestyle Holdings Ltd.	4,424,000	71,834
TOTAL HONG KONG			492,686,315

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.7%)
	AIB Group PLC	4,590,812	$26,333,287
	Bank of Ireland Group PLC	4,679,775	52,998,153
	Cairn Homes PLC	2,901,465	5,937,430
	CRH PLC (CRH LN)	16,510	1,404,292
	Dalata Hotel Group PLC	640,820	2,852,905
	FBD Holdings PLC (FBD ID)	66,752	914,841
	FBD Holdings PLC (FBH LN)	18,709	256,135
#*	Flutter Entertainment PLC	114,012	22,552,139
	Glanbia PLC (GLB ID)	717,800	14,355,321
	Glanbia PLC (GLB LN)	74,909	1,516,423
*Ω	Glenveagh Properties PLC	2,227,742	3,318,317
	Irish Continental Group PLC (IR5B ID)	492,900	2,869,519
	Kerry Group PLC (KYGA ID), Class A	61,027	5,705,764
	Kerry Group PLC (KYGA LN), Class A	76,886	6,940,587
	Kingspan Group PLC (KGP LN)	19,320	1,796,710
	Kingspan Group PLC (KSP ID)	203,496	19,039,936
*	Permanent TSB Group Holdings PLC	66,622	111,380
	Smurfit WestRock PLC	1,001,629	44,913,044
TOTAL IRELAND			213,816,183
ISRAEL — (0.8%)
*	Adgar Investment & Development Ltd.	194,139	222,411
#*	Afcon Holdings Ltd.	2,339	55,955
#*	AFI Properties Ltd.	50,056	2,129,832
	Africa Israel Residences Ltd.	10,691	627,994
*	Airport City Ltd.	162,455	2,244,974
#*	Alarum Technologies Ltd., ADR	2,379	59,404
*	Allot Ltd.	48,893	140,259
#	Alony Hetz Properties & Investments Ltd.	250,156	1,669,751
*	Alrov Properties & Lodgings Ltd.	27,535	993,345
	Amot Investments Ltd.	336,114	1,362,343
	Arad Ltd.	17,760	216,588
#*	Argo Properties NV	11,247	247,058
	Aryt Industries Ltd.	9,314	9,979
	Ashdod Refinery Ltd.	41,383	618,950
#*	Ashtrom Group Ltd.	93,261	1,170,929
	Atreyu Capital Markets Ltd.	5,574	77,345
	AudioCodes Ltd. (AUDC IT)	9,004	100,750
	AudioCodes Ltd. (AUDC US)	48,948	553,112
	Aura Investments Ltd.	225,707	892,111
	Automatic Bank Services Ltd.	41,174	165,533
*	Avgol Industries 1953 Ltd.	305,415	104,885
#*	Azorim-Investment Development & Construction Co. Ltd.	237,047	1,073,051
	Azrieli Group Ltd.	32,915	2,020,237
	Bank Hapoalim BM	1,400,697	12,853,265
	Bank Leumi Le-Israel BM	2,382,401	20,530,317
	Bet Shemesh Engines Holdings 1997 Ltd.	16,965	957,511
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	3,602,469
*	Big Shopping Centers Ltd.	18,371	1,794,183
#*	BioLine RX Ltd.	391,980	19,051
	Blue Square Real Estate Ltd.	19,736	1,354,186
*	Brack Capital Properties NV	6,273	449,908
#*	Brainsway Ltd. (BWAY IT)	47,282	169,068
*	Brainsway Ltd. (BWAY US), ADR	3,819	27,650
	Camtek Ltd.	27,321	2,742,549
	Carasso Motors Ltd.	109,966	548,932
*	Cellcom Israel Ltd. (CEL IT)	543,519	2,053,207
*	Cellcom Israel Ltd. (CELJF US)	48,866	186,912
*	Ceragon Networks Ltd.	99,230	274,867

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings Ltd.	259,218	$3,948,936
*	Compugen Ltd.	81,192	142,426
	Danel Adir Yeoshua Ltd.	21,884	1,793,885
	Danya Cebus Ltd.	5,912	129,641
#	Delek Automotive Systems Ltd.	63,635	348,466
#	Delek Group Ltd.	34,370	3,557,237
	Delta Galil Ltd.	51,956	2,307,540
	Delta Israel Brands Ltd.	802	12,791
	Diplomat Holdings Ltd.	12,311	100,465
#	Direct Finance of Direct Group 2006 Ltd.	1,025	152,075
*	Dor Alon Energy in Israel 1988 Ltd.	1,634	32,145
*	Doral Group Renewable Energy Resources Ltd.	78,203	238,364
#*	Duniec Brothers Ltd.	2,984	150,231
*	El Al Israel Airlines	301,267	397,965
	Elbit Systems Ltd. (ESLT IT)	4,252	761,045
#	Elbit Systems Ltd. (ESLT US)	1,864	335,483
*	Electra Consumer Products 1970 Ltd.	30,423	587,269
	Electra Ltd.	7,704	2,823,528
#	Electra Real Estate Ltd.	34,338	332,874
#*	Electreon Wireless Ltd.	868	35,580
*	Ellomay Capital Ltd.	2,636	31,903
#	Energix-Renewable Energies Ltd.	355,819	1,217,871
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	427,452
*	Enlight Renewable Energy Ltd. (ENLT US)	19,426	299,355
#*	Equital Ltd.	122,066	3,520,431
*	Fattal Holdings 1998 Ltd.	23,766	2,514,221
#	First International Bank Of Israel Ltd.	163,656	6,598,413
	FMS Enterprises Migun Ltd.	12,304	425,416
	Formula Systems 1985 Ltd. (FORTY IT)	50,400	3,926,711
	Fox Wizel Ltd.	46,309	3,038,127
	Gav-Yam Lands Corp. Ltd.	157,040	1,130,717
*	Gilat Satellite Networks Ltd.	92,616	423,045
	Globrands Ltd.	82	8,816
*	Hagag Group Real Estate Development	35,863	144,900
#	Hamat Group Ltd.	11,261	29,849
	Harel Insurance Investments & Financial Services Ltd.	608,304	5,464,081
	Hilan Ltd.	72,881	3,917,652
	ICL Group Ltd.	1,007,821	4,218,815
	IDI Insurance Co. Ltd.	36,741	1,047,919
*	IES Holdings Ltd.	5,166	285,532
#	Ilex Medical Ltd.	11,771	217,816
	Inrom Construction Industries Ltd.	328,521	920,005
	Isracard Ltd.	482,737	1,678,833
	Israel Canada T.R Ltd.	205,795	726,686
#	Israel Discount Bank Ltd., Class A	3,193,199	16,301,325
*	Israel Land Development Co. Ltd.	61,365	452,249
	Israel Shipyards Industries Ltd.	9,199	144,955
	Isras Investment Co. Ltd.	4,934	896,684
#*	Issta Ltd.	25,299	438,007
*	Kamada Ltd. (KMDA IT)	38,092	213,048
*	Kamada Ltd. (KMDA US)	40,420	228,373
	Kardan Real Estate Enterprise & Development Ltd.	218,428	258,744
#	Kenon Holdings Ltd.	64,173	1,628,678
	Kerur Holdings Ltd.	23,328	400,781
*	Klil Industries Ltd.	5,157	273,690
#	Kvutzat Acro Ltd.	33,275	351,991
#	Lapidoth Capital Ltd.	18,593	255,668
#	Levinstein Properties Ltd.	11,100	170,400
	M Yochananof & Sons Ltd.	18,750	930,183

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd. (MGIC IT)	19,579	$207,588
	Magic Software Enterprises Ltd. (MGIC US)	83,674	902,006
	Malam - Team Ltd.	3,179	47,616
	Matrix IT Ltd.	182,277	3,556,689
	Max Stock Ltd.	182,862	418,780
#	Maytronics Ltd.	199,431	820,192
	Mediterranean Towers Ltd.	319,586	640,639
	Mega Or Holdings Ltd.	66,553	1,667,625
	Meitav Investment House Ltd.	179,916	794,440
#	Melisron Ltd.	33,513	2,349,076
#	Menora Mivtachim Holdings Ltd.	101,172	2,594,970
#*	Meshek Energy Renewable Energies Ltd.	55,117	40,075
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	248,491
	Migdal Insurance & Financial Holdings Ltd.	1,791,778	2,126,354
	Mivne Real Estate KD Ltd.	839,510	1,936,244
	Mivtach Shamir Holdings Ltd.	24,644	994,157
	Mizrahi Tefahot Bank Ltd.	271,604	9,801,173
	Nawi Group Ltd.	66,743	483,832
#*	Nayax Ltd.	8,950	196,256
#*	Neto Malinda Trading Ltd.	9,641	150,288
*	Neto ME Holdings Ltd.	3,268	57,479
	Next Vision Stabilized Systems Ltd.	119,882	1,445,673
#*	Nice Ltd. (NICE US), Sponsored ADR	10,434	1,888,554
*	Nova Ltd. (NVMI IT)	37,581	7,551,217
	Novolog Ltd.	325,479	119,459
	Oil Refineries Ltd.	10,285,361	2,473,223
	One Software Technologies Ltd.	90,729	1,135,404
*	OPC Energy Ltd.	126,933	905,298
*	OY Nofar Energy Ltd.	3,691	81,768
	Palram Industries 1990 Ltd.	23,956	347,388
*	Partner Communications Co. Ltd.	543,882	2,248,922
	Paz Oil Co. Ltd.	41,742	3,944,201
	Peninsula Group Ltd.	90,236	35,767
*	Perion Network Ltd.	85,830	700,629
	Phoenix Holdings Ltd.	410,355	3,965,110
	Plasson Industries Ltd.	13,285	470,348
#	Polyram Plastic Industries Ltd.	33,733	93,066
	Prashkovsky Investments & Construction Ltd.	22,906	485,402
*	Priortech Ltd.	18,929	987,204
	Qualitau Ltd.	2,758	102,856
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,097,332
#*	Rani Zim Shopping Centers Ltd.	71,393	53,288
	Retailors Ltd.	34,431	532,497
	Sano-Brunos Enterprises Ltd.	139	11,032
#*	Scope Metals Group Ltd.	36,102	1,046,176
#*	Shapir Engineering & Industry Ltd.	87,305	485,421
#*	Shikun & Binui Ltd.	852,224	1,934,652
*	Shikun & Binui Soltec Renewable Energy	14,820	11,470
#	Shufersal Ltd.	375,504	2,542,970
	Strauss Group Ltd.	36,688	534,756
	Summit Real Estate Holdings Ltd.	164,523	1,948,223
	Suny Cellular Communication Ltd.	183,699	50,348
	Tadiran Group Ltd.	12,182	608,969
Ω	Tamar Petroleum Ltd.	91,788	463,582
*	TAT Technologies Ltd.	7,244	100,220
	Tel Aviv Stock Exchange Ltd.	147,372	1,170,757
#	Telsys Ltd.	7,024	350,012
*	Tera Light Ltd.	1,738	2,985
#*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	5,401,080

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	419,779	$7,316,748
#	Tiv Taam Holdings 1 Ltd.	207,976	301,235
*	Tower Semiconductor Ltd. (TSEM US)	211,058	8,611,166
#	Turpaz Industries Ltd.	14,761	69,714
#	YD More Investments Ltd.	53,863	121,398
#	YH Dimri Construction & Development Ltd.	18,058	1,432,102
TOTAL ISRAEL			243,881,752
ITALY — (2.6%)
	A2A SpA	4,748,877	10,058,455
	Abitare In SpA	13,548	65,115
	ACEA SpA	231,259	4,012,225
#*	Aeffe SpA	143,961	111,868
	Amplifon SpA	404,401	12,843,937
Ω	Anima Holding SpA	798,764	4,200,317
*	Aquafil SpA	12,802	39,534
#	Ariston Holding NV	7,285	29,587
	Arnoldo Mondadori Editore SpA	832,678	2,356,921
	Ascopiave SpA	302,866	814,101
#	Avio SpA	35,879	505,933
	Azimut Holding SpA	502,932	12,601,381
	Banca Generali SpA	294,523	12,816,609
	Banca IFIS SpA	123,753	2,905,161
	Banca Mediolanum SpA	464,975	5,489,632
	Banca Monte dei Paschi di Siena SpA	1,925,832	10,508,991
	Banca Popolare di Sondrio SpA	2,327,006	17,734,426
	Banca Profilo SpA	963,146	220,979
Ω	Banca Sistema SpA	234,953	401,136
	Banco BPM SpA	5,550,172	38,427,559
	Banco di Desio e della Brianza SpA	100,099	544,146
	BasicNet SpA	4,285	15,214
Ω	BFF Bank SpA	616,198	6,965,288
	Biesse SpA	941	9,694
	BPER Banca SpA	5,171,852	30,260,669
	Brunello Cucinelli SpA	128,063	11,962,011
	Buzzi SpA	275,635	10,806,006
	Cairo Communication SpA	216,362	552,402
Ω	Carel Industries SpA	82,796	1,529,240
	Cembre SpA	4,684	182,735
	Cementir Holding NV	193,185	2,178,632
*	CIR SpA-Compagnie Industriali	2,047,124	1,304,056
	Credito Emiliano SpA	388,991	4,258,153
	d'Amico International Shipping SA	271,674	2,055,231
	Danieli & C Officine Meccaniche SpA (DAN IM)	57,977	2,259,135
	Danieli & C Officine Meccaniche SpA (DANR IM)	169,779	4,894,482
	Datalogic SpA	44,649	266,747
	Davide Campari-Milano NV	226,687	2,044,370
	De' Longhi SpA	32,194	1,014,765
	Digital Value SpA	166	9,881
#*Ω	doValue SpA	51,862	108,498
	Elica SpA	93,229	183,635
	Emak SpA	287,089	315,279
Ω	Enav SpA	77,179	330,111
	Enel SpA	7,879,569	56,253,613
#	Eni SpA (E US), Sponsored ADR	35,842	1,148,736
	Eni SpA (ENI IM)	2,399,903	38,397,947
	ERG SpA	49,735	1,318,755
*	Esprinet SpA	138,174	734,521
#*	Eurotech SpA	79,018	97,100

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ferrari NV (RACE IM)	106,547	$43,851,907
	Fiera Milano SpA	13,338	54,300
	Fila SpA	51,466	496,919
	FinecoBank Banca Fineco SpA	1,389,540	23,589,133
	FNM SpA	658,558	319,752
*	Garofalo Health Care SpA	19,608	112,006
	Gefran SpA	19,486	178,814
	Generali	578,785	14,980,699
#*	Geox SpA	156,273	100,416
	GPI SpA	2,608	34,724
	Hera SpA	2,784,484	10,188,413
	IMMSI SpA	635,850	391,569
Ω	Infrastrutture Wireless Italiane SpA	251,239	2,795,592
	Intercos SpA	15,413	275,402
	Interpump Group SpA	83,822	3,635,216
	Intesa Sanpaolo SpA	8,812,451	35,785,885
	Iren SpA	1,706,523	3,472,510
	Italgas SpA	1,441,065	7,705,612
	Italian Sea Group SpA	47,208	465,241
	Italmobiliare SpA	38,013	1,232,326
	Iveco Group NV	824,488	8,466,769
	Leonardo SpA	531,947	12,673,834
	LU-VE SpA	12,994	360,773
	Maire SpA	626,222	4,968,932
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,406,200	22,827,179
	MFE-MediaForEurope NV (MFEA IM), Class A	858,420	2,924,425
	Moltiply Group SpA	62,680	2,480,140
	Moncler SpA	252,157	15,035,129
*	Newlat Food SpA	37,066	485,293
*Ω	Nexi SpA	1,206,733	7,406,538
	Orsero SpA	27,544	370,244
#Ω	OVS SpA	1,323,081	3,742,840
	Pharmanutra SpA	15,122	775,259
	Piaggio & C SpA	851,775	2,346,300
Ω	Piovan SpA	11,041	162,908
Ω	Pirelli & C SpA	1,229,370	7,696,203
Ω	Poste Italiane SpA	793,783	10,745,872
	Prysmian SpA	373,357	25,666,239
Ω	RAI Way SpA	443,480	2,390,808
	Recordati Industria Chimica e Farmaceutica SpA	172,033	9,366,021
	Reply SpA	38,611	5,480,667
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	567,215
	Sabaf SpA	35,285	675,819
*	Safilo Group SpA	51,052	57,658
*	Saipem SpA	995,202	2,364,236
	Salcef Group SpA	4,412	121,929
	Salvatore Ferragamo SpA	92,525	806,802
	Sanlorenzo SpA	45,614	1,857,184
	Sesa SpA	21,000	2,307,602
	Snam SpA	1,310,268	6,261,279
#	Sogefi SpA	275,150	594,982
	SOL SpA	145,703	5,448,284
#	Spaxs SpA	235,239	1,205,833
	Stellantis NV	11,429	190,750
	Stellantis NV (STLAM IM)	4,876,053	81,254,834
	Tamburi Investment Partners SpA	200,556	2,022,244
Ω	Technogym SpA	457,549	4,487,383
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	180,144	426,941

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Telecom Italia SpA (TIT IM)	39,999,044	$9,804,257
	Tenaris SA (TEN IM)	417,015	6,616,705
	Tenaris SA (TS US), ADR	49,610	1,579,582
	Terna - Rete Elettrica Nazionale	1,564,057	13,024,298
	TXT e-solutions SpA	432	12,311
	UniCredit SpA	1,839,408	75,553,132
#Ω	Unieuro SpA	30,996	384,803
	Unipol Gruppo SpA	2,108,967	22,722,766
	Webuild SpA	734,563	1,922,980
#	Wiit SpA	6,663	162,220
	Zignago Vetro SpA	73,473	901,776
TOTAL ITALY			857,519,533
JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	27,200	194,140
	77 Bank Ltd.	289,674	9,043,394
#	A&D HOLON Holdings Co. Ltd.	106,800	1,978,604
	AB&Company Co. Ltd.	13,700	86,551
	ABC-Mart, Inc.	76,600	1,509,918
	Achilles Corp.	84,100	874,006
	Acom Co. Ltd.	1,090,600	3,140,382
	AD Works Group Co. Ltd.	90,599	138,364
#	Adastria Co. Ltd.	145,100	3,229,838
	ADEKA Corp.	392,200	8,326,343
	Ad-sol Nissin Corp.	30,300	383,495
#	Adtec Plasma Technology Co. Ltd.	1,900	24,623
	Advan Group Co. Ltd.	70,900	436,985
#	Advanced Media, Inc.	34,100	248,355
	Advantest Corp.	654,100	28,951,358
#*	Adventure, Inc.	4,800	170,657
	Adways, Inc.	9,700	24,868
#	Aeon Co. Ltd.	720,768	16,445,473
	Aeon Delight Co. Ltd.	80,690	2,102,896
#	Aeon Fantasy Co. Ltd.	29,100	492,433
	AEON Financial Service Co. Ltd.	454,600	4,173,317
	Aeon Hokkaido Corp.	114,100	697,442
	Aeon Kyushu Co. Ltd.	3,700	74,069
	Aeon Mall Co. Ltd.	177,620	2,435,209
	Aeria, Inc.	65,500	127,116
	AFC-HD AMS Life Science Co. Ltd.	24,000	145,682
	AGC, Inc.	400,800	14,344,529
#	Agro-Kanesho Co. Ltd.	11,400	90,476
#	AGS Corp.	4,100	24,638
	Ahresty Corp.	92,200	451,152
	Ai Holdings Corp.	68,400	1,143,436
*	AI inside, Inc.	2,800	84,551
	Aica Kogyo Co. Ltd.	137,100	3,172,967
	Aichi Corp.	157,100	1,324,174
	Aichi Financial Group, Inc.	95,151	1,717,491
	Aichi Steel Corp.	92,200	2,095,978
	Aichi Tokei Denki Co. Ltd.	34,800	530,447
	Aida Engineering Ltd.	217,500	1,236,200
#*	Aidma Holdings, Inc.	9,900	103,052
	Aiful Corp.	1,088,100	2,820,078
#	Ain Holdings, Inc.	113,798	4,375,110
	Aiphone Co. Ltd.	47,500	966,545
	Air Water, Inc.	781,700	11,484,006
	Airport Facilities Co. Ltd.	113,500	454,375
#	Airtech Japan Ltd.	28,300	232,628

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Airtrip Corp.	55,900	$525,207
	Aisan Industry Co. Ltd.	198,800	2,007,306
	Aisin Corp.	305,182	10,295,614
	AIT Corp.	34,400	443,292
	Aizawa Securities Group Co. Ltd.	121,200	1,924,682
	Ajinomoto Co., Inc.	329,500	13,570,538
	Ajis Co. Ltd.	18,400	294,777
	Akatsuki Corp.	107,500	356,242
	Akatsuki, Inc.	28,200	443,664
#*	Akebono Brake Industry Co. Ltd.	528,064	533,350
	Akita Bank Ltd.	86,900	1,476,891
	Albis Co. Ltd.	27,700	532,742
	Alconix Corp.	139,000	1,371,973
	Alfresa Holdings Corp.	520,100	8,125,199
#	Alinco, Inc.	128,300	909,641
	Alleanza Holdings Co. Ltd.	58,700	449,248
	Allied Telesis Holdings KK	36,900	23,621
	Almado, Inc.	14,100	116,900
#	Alpen Co. Ltd.	75,974	1,117,502
	Alpha Corp.	59,600	542,546
	Alpha Systems, Inc.	13,920	281,098
	Alps Alpine Co. Ltd.	891,204	9,445,372
	Alps Logistics Co. Ltd.	36,400	1,385,448
#	Altech Corp.	90,910	1,622,882
	Amada Co. Ltd.	1,035,300	12,158,485
	Amano Corp.	196,700	4,986,742
	Amiyaki Tei Co. Ltd.	15,100	556,878
	Amuse, Inc.	39,700	425,612
#	Amvis Holdings, Inc.	152,800	2,660,294
	ANA Holdings, Inc.	152,400	2,915,065
#	Anabuki Kosan, Inc.	12,300	173,498
	Anest Iwata Corp.	140,700	1,382,306
	Anicom Holdings, Inc.	191,000	831,324
*	Anrakutei Co. Ltd.	2,100	100,105
	AOI Electronics Co. Ltd.	14,200	253,855
	AOKI Holdings, Inc.	172,600	1,577,577
	Aoyama Trading Co. Ltd.	199,400	2,040,780
	Aoyama Zaisan Networks Co. Ltd.	91,800	925,401
#	Aozora Bank Ltd.	380,700	6,328,955
	Arakawa Chemical Industries Ltd.	90,957	719,900
	Arata Corp.	138,000	3,287,218
	Araya Industrial Co. Ltd.	17,000	592,695
	ARCLANDS Corp.	154,386	1,875,269
	Arcs Co. Ltd.	178,373	3,240,842
	ARE Holdings, Inc.	265,100	3,627,073
	Arealink Co. Ltd.	68,800	795,730
#*	Arent, Inc.	4,000	140,432
	Argo Graphics, Inc.	55,500	1,891,331
	Arisawa Manufacturing Co. Ltd.	148,400	1,547,812
	Artience Co. Ltd.	173,500	3,668,850
	Artnature, Inc.	90,700	505,296
#	Artner Co. Ltd.	15,800	197,160
	As One Corp.	159,960	3,446,445
	Asahi Co. Ltd.	80,500	796,445
	Asahi Diamond Industrial Co. Ltd.	370,527	2,352,031
	Asahi Group Holdings Ltd.	343,500	12,645,327
	Asahi Intecc Co. Ltd.	361,700	5,733,928
	Asahi Kasei Corp.	2,505,200	18,065,659
#	Asahi Kogyosha Co. Ltd.	72,600	647,161

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Net, Inc.	73,800	$328,367
	Asahi Yukizai Corp.	70,900	2,269,320
#	Asanuma Corp.	323,000	1,673,979
	Asax Co. Ltd.	6,600	33,725
	Ashimori Industry Co. Ltd.	18,800	281,084
	Asia Pile Holdings Corp.	190,000	1,246,676
	Asics Corp.	770,200	12,569,917
	ASKA Pharmaceutical Holdings Co. Ltd.	123,600	1,941,380
	ASKUL Corp.	172,900	2,443,552
	Astellas Pharma, Inc.	420,300	4,874,618
	Astena Holdings Co. Ltd.	165,800	617,703
	Asti Corp.	16,699	360,124
	Ateam, Inc.	16,500	73,402
*	Atrae, Inc.	8,400	48,859
*	Atsugi Co. Ltd.	69,800	314,202
	Aucnet, Inc.	41,700	668,782
	Autobacs Seven Co. Ltd.	281,800	3,115,059
	Avant Group Corp.	83,700	761,511
#	Avantia Co. Ltd.	3,800	21,916
	Avex, Inc.	105,800	1,058,894
	Awa Bank Ltd.	281,022	5,212,936
	Axell Corp.	21,500	205,592
	Axial Retailing, Inc.	309,500	2,119,739
#	Axxzia, Inc.	34,700	222,592
	Azbil Corp.	231,555	6,728,801
	AZ-COM MARUWA Holdings, Inc.	186,900	1,609,511
	AZOOM Co. Ltd.	5,200	216,163
	Bandai Namco Holdings, Inc.	386,100	8,204,914
	Bando Chemical Industries Ltd.	153,500	1,976,960
	Bank of Iwate Ltd.	74,300	1,394,506
#	Bank of Kochi Ltd.	16,800	100,520
	Bank of Nagoya Ltd.	57,399	3,106,272
	Bank of Saga Ltd.	63,280	1,154,782
	Bank of the Ryukyus Ltd.	351,100	2,862,310
	Base Co. Ltd.	27,600	518,039
*	baudroie, Inc.	7,800	237,956
	BayCurrent Consulting, Inc.	314,400	9,678,682
#	Beauty Garage, Inc.	34,500	342,260
	Beenos, Inc.	46,500	789,639
	Belc Co. Ltd.	53,538	2,243,527
	Bell System24 Holdings, Inc.	155,300	1,605,539
	Belluna Co. Ltd.	275,600	1,433,305
#*	Bengo4.com, Inc.	30,400	739,263
#	Bewith, Inc.	8,800	109,897
#	Bic Camera, Inc.	300,000	3,385,551
	BIPROGY, Inc.	260,800	8,546,036
	B-Lot Co. Ltd.	32,900	211,492
	BML, Inc.	108,400	2,162,542
#	Bookoff Group Holdings Ltd.	42,000	383,458
	Bourbon Corp.	2,800	45,139
	Br Holdings Corp.	123,800	306,463
#	BrainPad, Inc.	59,900	393,707
	Bridgestone Corp.	863,500	35,208,041
	Broadmedia Corp.	11,659	128,465
	Brother Industries Ltd.	487,800	10,007,878
	Bunka Shutter Co. Ltd.	243,600	2,812,563
	Business Brain Showa-Ota, Inc.	19,900	280,771
	Business Engineering Corp.	15,800	436,334
#	BuySell Technologies Co. Ltd.	11,600	313,062

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	C Uyemura & Co. Ltd.	18,800	$1,348,987
	CAC Holdings Corp.	43,200	544,529
#	Calbee, Inc.	248,300	5,699,649
	Canon Electronics, Inc.	83,800	1,279,898
	Canon Marketing Japan, Inc.	150,000	4,644,963
	Canon, Inc. (7751 JP)	343,434	10,750,066
	Canon, Inc. (CAJ US), Sponsored ADR	48,826	1,517,512
	Capcom Co. Ltd.	622,300	13,294,765
	Career Design Center Co. Ltd.	16,300	204,654
	Careerlink Co. Ltd.	27,900	456,902
#	Carenet, Inc.	33,700	122,999
	Carlit Co. Ltd.	83,400	813,565
#	Casa, Inc.	5,100	29,070
	Casio Computer Co. Ltd.	292,700	2,355,824
#	CAVE Interactive Co. Ltd.	15,900	131,466
	Cawachi Ltd.	72,600	1,346,341
#	C'BON COSMETICS Co. Ltd.	2,100	19,448
	CDS Co. Ltd.	5,900	71,148
	CE Holdings Co. Ltd.	2,700	8,661
#	Celsys, Inc.	190,800	1,102,701
	Central Automotive Products Ltd.	37,300	1,233,068
	Central Glass Co. Ltd.	130,300	3,267,189
	Central Japan Railway Co.	313,200	7,384,298
	Central Security Patrols Co. Ltd.	33,100	608,531
#	Central Sports Co. Ltd.	22,200	376,274
#	Ceres, Inc.	19,200	215,706
#	Change Holdings, Inc.	167,600	1,250,789
	Charm Care Corp. KK	61,900	636,439
	Chiba Bank Ltd.	893,763	8,372,300
	Chiba Kogyo Bank Ltd.	204,900	1,448,741
#	Chikaranomoto Holdings Co. Ltd.	43,800	414,038
	CHIMNEY Co. Ltd.	7,500	68,317
	Chino Corp.	30,600	501,826
	Chiyoda Co. Ltd.	88,200	559,420
#*	Chiyoda Corp.	380,300	779,057
	Chiyoda Integre Co. Ltd.	56,400	1,271,300
	Chofu Seisakusho Co. Ltd.	87,200	1,247,891
	Chori Co. Ltd.	48,100	1,210,504
	Choushimaru Co. Ltd.	6,100	66,373
	Chubu Electric Power Co., Inc.	596,400	7,519,721
	Chubu Shiryo Co. Ltd.	131,198	1,318,294
	Chudenko Corp.	151,400	3,534,262
	Chuetsu Pulp & Paper Co. Ltd.	61,811	618,410
	Chugai Pharmaceutical Co. Ltd.	439,200	19,167,774
	Chugai Ro Co. Ltd.	25,600	513,937
	Chugin Financial Group, Inc.	490,700	5,466,568
	Chugoku Electric Power Co., Inc.	525,100	3,818,898
	Chugoku Marine Paints Ltd.	139,900	1,935,444
	Chuo Gyorui Co. Ltd.	3,800	81,741
	Chuo Spring Co. Ltd.	115,069	882,258
	CI Takiron Corp.	157,200	895,057
	Citizen Watch Co. Ltd.	956,150	6,447,282
	CKD Corp.	132,800	2,652,232
#	CK-San-Etsu Co. Ltd.	14,700	367,001
	Cleanup Corp.	162,000	792,540
	CMK Corp.	341,400	1,223,650
	Coca-Cola Bottlers Japan Holdings, Inc.	418,652	6,240,185
	COLOPL, Inc.	166,400	676,302
#	Colowide Co. Ltd.	286,100	3,938,350

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Computer Engineering & Consulting Ltd.	89,000	$1,162,878
	Computer Institute of Japan Ltd.	143,970	446,824
	COMSYS Holdings Corp.	265,094	5,706,992
	Comture Corp.	96,700	1,215,631
	Concordia Financial Group Ltd.	2,022,911	12,749,417
	Copro-Holdings Co. Ltd.	16,700	189,782
*	Core Concept Technologies, Inc.	5,700	86,626
#	Core Corp.	17,200	239,721
	Corona Corp.	62,900	400,948
	Cosel Co. Ltd.	101,300	828,583
	Cosmo Energy Holdings Co. Ltd.	265,800	14,264,580
	Cosmos Initia Co. Ltd.	43,100	242,565
	Cosmos Pharmaceutical Corp.	43,100	3,875,067
#	Cota Co. Ltd.	63,881	712,005
	CRE, Inc.	24,800	262,855
	Create Medic Co. Ltd.	3,300	20,918
	Create Restaurants Holdings, Inc.	475,400	3,393,698
	Create SD Holdings Co. Ltd.	100,300	2,250,401
	Credit Saison Co. Ltd.	591,900	13,719,768
	Creek & River Co. Ltd.	52,200	506,911
	Cresco Ltd.	134,600	1,192,431
#	Cross Cat Co. Ltd.	11,500	102,196
*	CrowdWorks, Inc.	13,200	89,545
	CTI Engineering Co. Ltd.	60,600	2,024,983
	CTS Co. Ltd.	102,900	569,743
#	Cube System, Inc.	17,900	141,166
	Cumica Corp.	14,600	45,846
	Curves Holdings Co. Ltd.	199,600	1,096,303
#*	Cyber Security Cloud, Inc.	17,700	257,906
	CyberAgent, Inc.	791,100	5,114,799
	Cybozu, Inc.	112,900	1,365,526
	Dai Nippon Printing Co. Ltd.	294,900	9,701,683
	Dai Nippon Toryo Co. Ltd.	105,500	857,448
	Daicel Corp.	1,108,000	10,770,639
	Dai-Dan Co. Ltd.	120,000	2,459,458
	Daido Kogyo Co. Ltd.	20,800	127,004
	Daido Metal Co. Ltd.	194,438	771,551
	Daido Steel Co. Ltd.	568,500	5,688,132
	Daifuku Co. Ltd.	297,500	5,384,240
#	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	898,926
#	Daiho Corp.	25,900	628,233
	Dai-Ichi Cutter Kogyo KK	29,400	307,965
	Daiichi Jitsugyo Co. Ltd.	91,300	1,424,910
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	160,800	923,011
	Dai-ichi Life Holdings, Inc.	588,988	17,958,419
	Daiichi Sankyo Co. Ltd.	248,600	10,124,897
	Daiichikosho Co. Ltd.	262,354	3,166,583
	Daiken Medical Co. Ltd.	65,400	239,683
	Daiki Aluminium Industry Co. Ltd.	172,800	1,433,090
	Daiki Axis Co. Ltd.	21,800	105,878
	Daikin Industries Ltd.	222,000	32,191,455
#	Daikoku Denki Co. Ltd.	20,300	502,346
	Daikokutenbussan Co. Ltd.	21,600	1,536,016
	Daikyonishikawa Corp.	329,900	1,532,136
	Dainichi Co. Ltd.	37,800	168,589
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,300	1,277,546
	Daio Paper Corp.	538,900	3,216,380
	Daiseki Co. Ltd.	146,790	3,513,899
#	Daiseki Eco. Solution Co. Ltd.	15,200	108,456

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	187,324	$7,464,040
	Daishinku Corp.	157,500	753,249
	Daisue Construction Co. Ltd.	44,600	531,214
	Daisyo Corp.	1,700	13,822
#	Daito Bank Ltd.	5,100	26,093
	Daito Pharmaceutical Co. Ltd.	67,703	1,081,522
	Daito Trust Construction Co. Ltd.	108,200	13,012,142
	Daitron Co. Ltd.	44,900	828,147
	Daiwa House Industry Co. Ltd.	1,136,600	32,186,673
	Daiwa Industries Ltd.	108,100	1,138,220
	Daiwa Securities Group, Inc.	1,774,500	14,650,438
	Daiwabo Holdings Co. Ltd.	442,200	8,332,675
	DCM Holdings Co. Ltd.	547,480	5,284,585
#*	DD GROUP Co. Ltd.	45,300	430,975
	Dear Life Co. Ltd.	168,600	1,121,700
	Delica Foods Holdings Co. Ltd.	14,600	55,810
#*	Demae-Can Co. Ltd.	95,600	160,869
	DeNA Co. Ltd.	320,000	3,308,030
	Denka Co. Ltd.	719,200	10,480,900
	Densan System Holdings Co. Ltd.	26,800	513,314
	Denso Corp.	851,500	13,963,754
	Dentsu Group, Inc.	242,000	6,399,256
	Dentsu Soken, Inc.	107,400	4,082,847
	Denyo Co. Ltd.	75,900	1,345,424
	Dexerials Corp.	197,100	9,462,511
	DIC Corp.	363,584	7,479,416
	Digital Arts, Inc.	50,100	1,590,540
#	Digital Hearts Holdings Co. Ltd.	56,200	372,062
#	Digital Holdings, Inc.	49,700	353,045
	Digital Information Technologies Corp.	39,900	508,463
	Dip Corp.	136,000	2,796,057
	Disco Corp.	80,600	26,952,362
	DKK Co. Ltd.	45,200	646,840
	DKS Co. Ltd.	33,353	711,735
	DMG Mori Co. Ltd.	434,500	11,055,642
	DMS, Inc.	1,300	14,958
	DMW Corp.	900	23,856
	Doshisha Co. Ltd.	89,300	1,363,556
	Double Standard, Inc.	23,400	286,473
	Doutor Nichires Holdings Co. Ltd.	129,423	2,008,569
	Dowa Holdings Co. Ltd.	247,100	9,068,612
	DTS Corp.	172,400	4,983,884
	Duskin Co. Ltd.	171,500	4,509,085
#	DyDo Group Holdings, Inc.	71,200	1,288,317
	Eagle Industry Co. Ltd.	105,600	1,486,547
	East Japan Railway Co.	412,500	7,859,529
#	EAT & Holdings Co. Ltd.	27,800	394,236
	Ebara Corp.	926,000	13,260,795
	Ebara Foods Industry, Inc.	11,300	224,501
	Ebara Jitsugyo Co. Ltd.	27,400	751,624
	Ebase Co. Ltd.	76,362	338,227
#	Eco's Co. Ltd.	39,100	586,423
	EDION Corp.	394,800	4,599,910
	EF-ON, Inc.	76,539	207,695
	eGuarantee, Inc.	99,000	969,188
#	E-Guardian, Inc.	8,154	107,764
#	Ehime Bank Ltd.	285,598	2,350,324
	Eidai Co. Ltd.	108,100	174,375
	Eiken Chemical Co. Ltd.	134,200	2,173,328

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eisai Co. Ltd.	96,000	$3,661,049
	Eizo Corp.	81,800	2,647,117
	EJ Holdings, Inc.	40,500	487,270
	Elan Corp.	142,500	873,570
	Elecom Co. Ltd.	145,100	1,591,015
	Electric Power Development Co. Ltd.	259,700	4,293,054
	Elematec Corp.	79,806	1,017,316
	EM Systems Co. Ltd.	64,900	277,839
	en Japan, Inc.	48,200	902,345
	Endo Lighting Corp.	60,900	602,927
	ENEOS Holdings, Inc.	9,494,520	49,746,923
	Enomoto Co. Ltd.	47,800	475,761
#	Enplas Corp.	16,500	836,297
	Entrust, Inc.	18,200	92,701
#	Envipro Holdings, Inc.	47,200	147,355
#*	eRex Co. Ltd.	93,300	445,442
	ERI Holdings Co. Ltd.	8,100	102,994
#	ES-Con Japan Ltd.	122,300	844,372
	Eslead Corp.	38,800	1,219,819
	ESPEC Corp.	68,000	1,291,274
#	Eternal Hospitality Group Co. Ltd.	26,700	679,053
	Exedy Corp.	149,100	3,165,786
	EXEO Group, Inc.	640,295	6,984,012
	Ezaki Glico Co. Ltd.	146,900	4,511,862
	F&M Co. Ltd.	23,100	250,345
	FALCO HOLDINGS Co. Ltd.	45,000	746,652
	Fancl Corp.	221,616	4,292,148
	FANUC Corp.	149,066	4,419,323
	Fast Fitness Japan, Inc.	24,500	205,908
	Fast Retailing Co. Ltd.	122,600	33,794,535
	FCC Co. Ltd.	169,500	2,644,275
*	FDK Corp.	5,000	22,658
	Feed One Co. Ltd.	119,448	756,779
	Felissimo Corp.	5,200	32,087
	Fenwal Controls of Japan Ltd.	800	9,891
#	Ferrotec Holdings Corp.	282,500	4,684,389
#	FFRI Security, Inc.	13,600	194,310
#	Fibergate, Inc.	33,600	267,459
	FIDEA Holdings Co. Ltd.	154,740	1,684,491
	Financial Partners Group Co. Ltd.	232,500	4,038,011
	FINDEX, Inc.	68,000	491,617
*	Fintech Global, Inc.	549,400	315,261
	First Bank of Toyama Ltd.	38,400	334,211
#	First-Corp., Inc.	27,500	144,657
#	Fixstars Corp.	90,800	1,033,840
	FJ Next Holdings Co. Ltd.	92,500	815,564
	Focus Systems Corp.	27,600	235,384
	Food & Life Cos. Ltd.	475,500	8,332,697
#	Forum Engineering, Inc.	52,900	348,227
#	Forval Corp.	4,000	41,575
	Foster Electric Co. Ltd.	95,110	1,030,269
	FP Corp.	198,300	3,420,426
#	FP Partner, Inc.	4,500	92,996
#	France Bed Holdings Co. Ltd.	125,500	1,012,556
#	Freebit Co. Ltd.	55,800	514,166
	Freund Corp.	10,900	59,867
	Frontier Management, Inc.	13,900	108,863
#	F-Tech, Inc.	110,000	463,640
	FTGroup Co. Ltd.	48,500	368,114

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fudo Tetra Corp.	74,720	$1,192,419
	Fuji Corp. (6134 JP)	278,700	4,660,661
	Fuji Corp. (7605 JP)	61,800	865,395
	Fuji Corp. Ltd.	198,855	1,075,066
	Fuji Electric Co. Ltd.	256,700	14,438,579
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	83,942
#	Fuji Kosan Co. Ltd.	5,800	63,155
	Fuji Kyuko Co. Ltd.	85,100	1,736,673
	Fuji Media Holdings, Inc.	160,200	2,008,039
	Fuji Nihon Seito Corp.	5,400	37,472
#	Fuji Oil Co. Ltd.	206,100	627,981
	Fuji Oil Holdings, Inc.	201,100	4,198,866
#	Fuji Pharma Co. Ltd.	58,800	548,408
	Fuji Seal International, Inc.	194,807	3,114,312
	Fuji Soft, Inc.	87,900	4,211,314
#	Fujibo Holdings, Inc.	50,500	1,738,825
	Fujicco Co. Ltd.	93,100	1,152,138
	FUJIFILM Holdings Corp.	569,025	13,529,097
	Fujikura Composites, Inc.	103,200	914,501
	Fujikura Kasei Co. Ltd.	105,200	378,236
	Fujikura Ltd.	905,100	18,132,427
	Fujimi, Inc.	107,500	2,257,738
	Fujimori Kogyo Co. Ltd.	75,900	2,282,706
*	Fujio Food Group, Inc.	9,600	89,821
	Fujisash Co. Ltd.	189,400	105,280
	Fujishoji Co. Ltd.	33,700	294,982
*	Fujita Kanko, Inc.	24,900	1,415,933
	Fujitsu General Ltd.	224,300	2,942,822
	Fujitsu Ltd.	1,258,990	22,863,457
	Fujiya Co. Ltd.	45,000	814,931
#	FuKoKu Co. Ltd.	43,300	589,772
	Fukuda Corp.	29,500	1,217,960
	Fukuda Denshi Co. Ltd.	59,800	2,693,936
	Fukui Bank Ltd.	91,442	1,331,219
	Fukui Computer Holdings, Inc.	40,900	702,346
	Fukuoka Financial Group, Inc.	285,456	8,006,714
	Fukushima Galilei Co. Ltd.	56,800	2,553,903
	Fukuyama Transporting Co. Ltd.	104,500	2,818,797
	FULLCAST Holdings Co. Ltd.	85,300	854,474
	Fumakilla Ltd.	16,801	130,959
	Funai Soken Holdings, Inc.	143,520	2,094,238
	Furukawa Battery Co. Ltd.	63,100	575,984
	Furukawa Co. Ltd.	162,400	1,983,605
	Furukawa Electric Co. Ltd.	313,388	8,573,269
	Furuno Electric Co. Ltd.	108,000	1,410,436
#	Furuya Metal Co. Ltd.	53,700	1,633,580
	Furyu Corp.	88,800	634,082
	Fuso Chemical Co. Ltd.	112,500	2,911,809
	Fuso Pharmaceutical Industries Ltd.	55,898	846,769
	Futaba Corp.	185,000	736,539
	Futaba Industrial Co. Ltd.	267,500	1,351,959
	Future Corp.	213,800	2,447,848
	Fuyo General Lease Co. Ltd.	95,400	7,797,349
	G-7 Holdings, Inc.	136,900	1,542,390
#*	GA Technologies Co. Ltd.	41,500	332,735
	Gakken Holdings Co. Ltd.	141,700	1,021,569
	Gakkyusha Co. Ltd.	29,000	410,554
	Gakujo Co. Ltd.	34,700	438,700
	Gecoss Corp.	62,449	407,817

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Genki Sushi Co. Ltd.	55,800	$1,442,871
	Genky DrugStores Co. Ltd.	81,600	1,883,286
	Geo Holdings Corp.	168,800	1,853,502
#	Gift Holdings, Inc.	28,100	473,035
#*	giftee, Inc.	41,500	331,781
	Giken Ltd.	29,500	348,649
	GL Sciences, Inc.	27,500	523,459
#	Global Security Experts, Inc.	1,700	62,017
	GLOBERIDE, Inc.	110,398	1,543,423
	Glory Ltd.	194,745	3,540,305
#	GMO Financial Gate, Inc.	14,500	641,670
#	GMO Financial Holdings, Inc.	177,300	758,276
	GMO GlobalSign Holdings KK	18,100	375,750
	GMO internet group, Inc.	262,700	4,352,532
	GMO Payment Gateway, Inc.	85,900	4,924,156
#*	GNI Group Ltd.	176,600	2,703,123
	Godo Steel Ltd.	53,900	1,752,211
#*	Gokurakuyu Holdings Co. Ltd.	39,100	104,117
	Goldcrest Co. Ltd.	79,030	1,510,499
#	Goldwin, Inc.	56,000	3,448,922
	Grandy House Corp.	68,500	285,359
	Gree, Inc.	204,500	723,036
#	Greens Co. Ltd.	24,500	305,543
	gremz, Inc.	34,300	551,734
	GS Yuasa Corp.	343,499	6,111,970
	GSI Creos Corp.	41,400	613,581
	G-Tekt Corp.	110,089	1,335,222
	Gun-Ei Chemical Industry Co. Ltd.	21,600	454,990
	GungHo Online Entertainment, Inc.	177,118	3,462,837
	Gunma Bank Ltd.	1,197,801	8,125,970
	Gunze Ltd.	73,800	2,740,319
#	H.U. Group Holdings, Inc.	239,800	4,220,120
#	H2O Retailing Corp.	433,560	7,541,613
	HABA Laboratories, Inc.	8,500	113,652
	Hachijuni Bank Ltd.	1,459,173	10,400,391
	Hagihara Industries, Inc.	45,500	482,542
	Hagiwara Electric Holdings Co. Ltd.	36,100	916,059
	Hagoromo Foods Corp.	1,500	32,355
	Hakudo Co. Ltd.	26,600	457,703
	Hakuhodo DY Holdings, Inc.	747,600	6,105,151
#	Hakuto Co. Ltd.	44,400	1,486,957
	Halows Co. Ltd.	50,800	1,548,220
	Hamakyorex Co. Ltd.	89,100	2,825,098
	Hamamatsu Photonics KK	233,600	6,727,433
	Hamee Corp.	16,900	127,933
	Hankyu Hanshin Holdings, Inc.	370,300	10,566,113
	Hanwa Co. Ltd.	163,800	6,331,280
	Happinet Corp.	75,400	1,635,172
	Hard Off Corp. Co. Ltd.	44,600	619,163
	Harima Chemicals Group, Inc.	71,300	465,638
	Harmonic Drive Systems, Inc.	43,200	1,187,219
	Haseko Corp.	1,187,700	14,821,856
	Hazama Ando Corp.	766,680	6,195,616
	Heiwa Corp.	257,500	3,694,215
	Heiwa Real Estate Co. Ltd.	123,700	3,555,551
	Heiwado Co. Ltd.	231,696	3,793,646
#	Helios Techno Holding Co. Ltd.	4,600	27,860
#*	Hennge KK	61,600	438,052
	Hibino Corp.	4,400	74,982

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering Ltd.	90,800	$1,978,074
#	Hiday Hidaka Corp.	31,900	590,690
	Hikari Tsushin, Inc.	19,200	3,595,282
#	HI-LEX Corp.	98,800	956,144
	Himacs Ltd.	2,700	25,784
#	Himaraya Co. Ltd.	21,000	128,361
*	Hino Motors Ltd.	1,267,296	4,094,157
	Hioki EE Corp.	38,000	2,037,583
	Hirakawa Hewtech Corp.	50,200	493,958
*	Hiramatsu, Inc.	29,800	42,563
#	Hirano Tecseed Co. Ltd.	34,700	427,625
	Hirata Corp.	35,700	1,477,713
	Hirogin Holdings, Inc.	1,020,700	8,285,191
	Hirose Electric Co. Ltd.	54,425	6,814,215
	Hirose Tusyo, Inc.	4,200	116,133
	Hiroshima Gas Co. Ltd.	109,500	294,948
#*	HIS Co. Ltd.	102,800	1,185,816
	Hisaka Works Ltd.	91,800	663,343
	Hisamitsu Pharmaceutical Co., Inc.	71,600	1,972,137
	Hitachi Construction Machinery Co. Ltd.	342,600	8,533,178
	Hitachi Ltd. (6501 JP)	4,375,425	94,538,332
#	Hitachi Ltd. (HTHIY US), ADR	258,150	11,849,085
	Hitachi Zosen Corp.	820,700	5,958,222
	Hito Communications Holdings, Inc.	28,300	179,923
	Hochiki Corp.	62,800	954,788
	Hodogaya Chemical Co. Ltd.	27,700	942,874
	Hogy Medical Co. Ltd.	86,200	2,371,296
	Hokkaido Electric Power Co., Inc.	510,800	3,473,375
	Hokkaido Gas Co. Ltd.	41,200	893,609
	Hokkan Holdings Ltd.	76,700	879,924
#	Hokko Chemical Industry Co. Ltd.	97,700	1,091,765
	Hokkoku Financial Holdings, Inc.	110,000	4,141,808
#	Hokuetsu Corp.	594,795	4,604,408
	Hokuetsu Industries Co. Ltd.	95,300	1,358,177
	Hokuhoku Financial Group, Inc.	653,110	9,133,453
	Hokuriku Electric Industry Co. Ltd.	33,000	305,577
	Hokuriku Electric Power Co.	504,800	3,235,502
	Hokuriku Electrical Construction Co. Ltd.	27,820	223,031
	Hokuto Corp.	67,076	856,506
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	33,044,914
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	14,878,284
	H-One Co. Ltd.	130,105	858,221
#	Honeys Holdings Co. Ltd.	85,830	924,842
	Hoosiers Holdings Co. Ltd.	135,200	1,028,117
	Horiba Ltd.	113,400	8,975,068
	Hoshizaki Corp.	58,100	1,829,790
	Hosiden Corp.	259,500	3,540,265
	Hosokawa Micron Corp.	58,400	1,579,548
#	Hotland Co. Ltd.	45,000	715,777
	House Foods Group, Inc.	205,300	4,050,044
	Howa Machinery Ltd.	84,700	502,510
	Hoya Corp.	298,900	37,452,389
	HS Holdings Co. Ltd.	108,458	687,952
	Hulic Co. Ltd.	829,517	8,097,000
	Hyakugo Bank Ltd.	1,067,698	4,780,480
	Hyakujushi Bank Ltd.	206,700	4,529,200
#	Ibiden Co. Ltd.	258,805	10,031,845
#	IBJ, Inc.	78,300	327,229
	Ichibanya Co. Ltd.	156,160	1,111,164

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	28,500	$482,661
	Ichikoh Industries Ltd.	204,000	671,499
#	Ichimasa Kamaboko Co. Ltd.	1,700	8,509
	Ichinen Holdings Co. Ltd.	115,572	1,334,174
	Ichiyoshi Securities Co. Ltd.	109,100	591,934
	Icom, Inc.	38,300	791,649
	ID Holdings Corp.	51,225	480,278
	IDEA Consultants, Inc.	2,900	43,863
	Idec Corp.	144,200	2,970,922
	Idemitsu Kosan Co. Ltd.	2,983,055	19,647,340
	IDOM, Inc.	387,300	2,940,974
	IG Port, Inc.	18,800	224,979
	IHI Corp.	76,400	2,787,120
	Iida Group Holdings Co. Ltd.	433,295	6,513,139
	Iino Kaiun Kaisha Ltd.	400,300	3,382,826
	IKK Holdings, Inc.	30,900	167,428
#	I'll, Inc.	32,300	577,837
	Imagica Group, Inc.	96,499	319,784
	Imasen Electric Industrial	32,000	129,620
#	i-mobile Co. Ltd.	97,600	292,697
	Imuraya Group Co. Ltd.	21,800	378,243
	Inaba Denki Sangyo Co. Ltd.	169,400	4,441,437
#	Inaba Seisakusho Co. Ltd.	49,800	569,740
	Inabata & Co. Ltd.	212,200	4,752,265
	Inageya Co. Ltd.	6,100	51,701
#	I-NE Co. Ltd.	23,200	270,412
	Ines Corp.	82,300	977,327
#	I-Net Corp.	59,710	736,046
	Infocom Corp.	104,700	4,235,668
	INFRONEER Holdings, Inc.	727,808	6,311,234
	Innotech Corp.	64,600	714,370
	Inpex Corp.	1,938,500	29,933,319
	Insource Co. Ltd.	201,796	1,183,331
#	Intage Holdings, Inc.	32,000	342,179
	Integrated Design & Engineering Holdings Co. Ltd.	68,200	1,834,727
	Intelligent Wave, Inc.	25,300	179,058
	Inter Action Corp.	23,600	215,303
	Internet Initiative Japan, Inc.	390,600	6,605,650
#	Inui Global Logistics Co. Ltd.	40,500	304,592
	I-PEX, Inc.	53,100	718,766
#	IPS, Inc.	18,401	269,012
#	IR Japan Holdings Ltd.	35,200	245,576
	Iriso Electronics Co. Ltd.	80,614	1,620,273
	I'rom Group Co. Ltd.	8,400	156,045
	ISB Corp.	38,300	409,017
#	Ise Chemicals Corp.	7,800	1,069,661
	Iseki & Co. Ltd.	141,600	961,022
	Isetan Mitsukoshi Holdings Ltd.	330,040	6,566,245
	Ishihara Chemical Co. Ltd.	8,100	135,165
	Ishihara Sangyo Kaisha Ltd.	167,000	1,722,550
#	Ishii Iron Works Co. Ltd.	1,800	36,737
	Ishizuka Glass Co. Ltd.	7,899	150,403
#*	Istyle, Inc.	277,600	819,753
	Isuzu Motors Ltd.	2,009,907	27,188,266
	Itfor, Inc.	88,900	886,620
	ITmedia, Inc.	37,200	465,602
	Ito En Ltd.	206,796	4,902,677
#	ITOCHU Corp.	383,700	19,677,451
	Itochu Enex Co. Ltd.	290,300	3,313,750

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu-Shokuhin Co. Ltd.	24,300	$1,123,914
	Itoham Yonekyu Holdings, Inc.	129,169	3,812,770
	Itoki Corp.	211,500	2,139,117
	IwaiCosmo Holdings, Inc.	94,800	1,395,445
	Iwaki Co. Ltd.	20,400	414,292
	Iwatani Corp.	215,500	13,675,868
	Iwatsuka Confectionery Co. Ltd.	1,000	17,020
	Iyogin Holdings, Inc.	962,457	9,669,993
	Izumi Co. Ltd.	145,900	3,476,275
	J Front Retailing Co. Ltd.	994,301	12,044,247
#	J Trust Co. Ltd.	132,019	362,525
#	J.E.T. Co. Ltd.	7,200	100,380
	JAC Recruitment Co. Ltd.	288,800	1,392,749
	Jaccs Co. Ltd.	121,500	3,944,642
#*	Jade Group, Inc.	33,300	440,057
	JAFCO Group Co. Ltd.	282,300	3,573,222
	JALCO Holdings, Inc.	10,400	34,987
#*	Jamco Corp.	9,900	102,034
	JANOME Corp.	83,899	391,192
	Japan Airlines Co. Ltd.	448,900	7,273,471
	Japan Airport Terminal Co. Ltd.	136,482	4,982,176
#	Japan Aviation Electronics Industry Ltd.	260,800	4,370,587
	Japan Business Systems, Inc.	10,100	63,936
	Japan Cash Machine Co. Ltd.	63,200	423,090
#*	Japan Communications, Inc.	718,200	902,922
	Japan Elevator Service Holdings Co. Ltd.	252,400	4,657,622
#	Japan Engine Corp.	300	34,141
	Japan Exchange Group, Inc.	734,700	17,249,588
#	Japan Foundation Engineering Co. Ltd.	94,400	371,419
#*	Japan Hospice Holdings, Inc.	13,900	135,525
	Japan Investment Adviser Co. Ltd.	41,000	402,789
	Japan Lifeline Co. Ltd.	241,700	1,871,868
	Japan Material Co. Ltd.	207,300	2,750,334
	Japan Medical Dynamic Marketing, Inc.	83,441	392,026
	Japan Oil Transportation Co. Ltd.	8,479	164,401
	Japan Petroleum Exploration Co. Ltd.	85,800	3,537,764
	Japan Post Bank Co. Ltd.	681,300	7,089,721
	Japan Post Holdings Co. Ltd.	1,043,700	11,053,261
	Japan Post Insurance Co. Ltd.	231,300	4,761,897
	Japan Property Management Center Co. Ltd.	52,300	430,526
	Japan Pulp & Paper Co. Ltd.	48,100	2,122,994
	Japan Pure Chemical Co. Ltd.	2,200	51,441
	Japan Securities Finance Co. Ltd.	430,900	4,910,328
	Japan Steel Works Ltd.	124,400	3,537,349
#	Japan System Techniques Co. Ltd.	44,400	484,556
	Japan Tobacco, Inc.	1,285,000	37,811,355
	Japan Transcity Corp.	157,600	1,015,910
#	Japan Wool Textile Co. Ltd.	225,700	2,003,850
	JBCC Holdings, Inc.	54,100	1,480,192
	JCR Pharmaceuticals Co. Ltd.	153,299	598,148
	JCU Corp.	107,000	2,668,449
	JDC Corp.	170,700	566,665
	Jeol Ltd.	156,600	6,305,080
	JFE Holdings, Inc.	1,097,008	16,069,367
	JFE Systems, Inc.	11,700	239,278
	JGC Holdings Corp.	686,400	5,829,389
	Jichodo Co. Ltd.	100	6,790
#*	JIG-SAW, Inc.	16,800	537,441
#*	Jimoto Holdings, Inc.	89,710	198,924

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	JINS Holdings, Inc.	58,100	$1,783,426
	JINUSHI Co. Ltd.	51,100	748,750
	JK Holdings Co. Ltd.	69,700	513,214
	J-Lease Co. Ltd.	55,200	462,749
#	JM Holdings Co. Ltd.	72,300	1,383,508
	JMS Co. Ltd.	150,740	534,440
#*	Joban Kosan Co. Ltd.	26,499	212,940
	J-Oil Mills, Inc.	95,200	1,327,966
	Joshin Denki Co. Ltd.	92,400	1,737,829
	Joyful Honda Co. Ltd.	90,000	1,310,124
	JP-Holdings, Inc.	276,500	1,123,934
	JSB Co. Ltd.	29,400	577,023
	JSP Corp.	34,700	529,785
	JTEKT Corp.	764,499	5,495,361
#	Juki Corp.	135,899	454,990
	Juroku Financial Group, Inc.	148,300	4,758,914
	Justsystems Corp.	114,899	2,430,838
	JVCKenwood Corp.	893,970	5,477,185
#	K&O Energy Group, Inc.	59,600	1,355,875
	Kadokawa Corp.	137,505	2,542,844
	Kadoya Sesame Mills, Inc.	8,500	206,797
	Kaga Electronics Co. Ltd.	86,100	3,123,834
	Kagome Co. Ltd.	96,200	2,247,000
	Kajima Corp.	568,600	10,987,352
	Kakaku.com, Inc.	389,200	5,440,816
	Kaken Pharmaceutical Co. Ltd.	60,100	1,635,694
#	Kakiyasu Honten Co. Ltd.	32,400	578,431
#	Kamakura Shinsho Ltd.	62,100	183,435
	Kameda Seika Co. Ltd.	27,000	787,770
	Kamei Corp.	121,400	1,821,411
	Kamigumi Co. Ltd.	279,200	6,367,385
	Kanaden Corp.	71,400	771,118
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	468,761
	Kanamic Network Co. Ltd.	91,900	339,338
	Kanamoto Co. Ltd.	147,859	2,762,901
	Kandenko Co. Ltd.	474,600	6,410,078
	Kaneka Corp.	196,600	5,558,647
	Kaneko Seeds Co. Ltd.	18,700	178,451
	Kanematsu Corp.	420,400	7,120,364
	Kanemi Co. Ltd.	3,400	77,358
	Kanro, Inc.	17,400	328,679
	Kansai Electric Power Co., Inc.	556,300	9,521,516
	Kansai Paint Co. Ltd.	247,600	4,066,432
	Kanto Denka Kogyo Co. Ltd.	206,218	1,317,886
#	Kao Corp.	234,400	10,264,299
*	Kaonavi, Inc.	9,300	104,274
#	Kappa Create Co. Ltd.	13,000	163,638
#	Kasumigaseki Capital Co. Ltd.	5,900	509,682
	Katakura Industries Co. Ltd.	101,600	1,416,846
	Katitas Co. Ltd.	201,377	2,524,361
	Kato Sangyo Co. Ltd.	83,300	2,371,638
	Kato Works Co. Ltd.	50,926	412,837
	Kawada Technologies, Inc.	80,300	1,437,206
	Kawagishi Bridge Works Co. Ltd.	6,000	170,774
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	480,935
	Kawasaki Heavy Industries Ltd.	142,500	5,228,555
#	Kawasaki Kisen Kaisha Ltd.	555,798	8,539,919
	KDDI Corp.	1,712,100	51,517,099
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,483,845

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keihan Holdings Co. Ltd.	222,577	$4,537,002
	Keihanshin Building Co. Ltd.	116,900	1,274,727
	Keihin Co. Ltd.	9,500	133,664
#	Keikyu Corp.	372,000	2,941,296
	Keio Corp.	170,600	4,271,639
	Keisei Electric Railway Co. Ltd.	129,648	3,877,650
	KEIWA, Inc.	10,800	111,863
	Keiyo Bank Ltd.	831,455	4,679,066
	KEL Corp.	14,100	161,879
	Kenko Mayonnaise Co. Ltd.	53,963	773,655
	Kewpie Corp.	274,100	7,040,035
	Keyence Corp.	45,820	20,035,259
	KeyHolder, Inc.	8,100	43,024
	KH Neochem Co. Ltd.	138,600	2,067,289
	Kibun Foods, Inc.	28,800	238,225
	Kikkoman Corp.	699,550	8,754,129
	Kimoto Co. Ltd.	126,000	213,054
	Kimura Chemical Plants Co. Ltd.	58,500	279,912
#	Kimura Unity Co. Ltd.	17,000	183,471
	Kinden Corp.	348,200	7,346,347
#	King Jim Co. Ltd.	9,300	55,220
	Kintetsu Department Store Co. Ltd.	23,400	364,355
	Kintetsu Group Holdings Co. Ltd.	219,698	5,088,246
	Kirin Holdings Co. Ltd.	677,280	9,575,095
	Kissei Pharmaceutical Co. Ltd.	147,200	3,422,720
#	Ki-Star Real Estate Co. Ltd.	46,800	1,081,737
	Kitagawa Corp.	38,381	395,319
#	Kita-Nippon Bank Ltd.	40,000	751,781
	Kitano Construction Corp.	18,500	466,156
	Kitz Corp.	385,000	2,837,295
	Kiyo Bank Ltd.	567,300	7,420,027
#*	KLab, Inc.	156,400	242,345
#*	KNT-CT Holdings Co. Ltd.	38,800	359,709
	Koa Corp.	145,100	1,283,173
#	Koa Shoji Holdings Co. Ltd.	29,400	140,264
	Koatsu Gas Kogyo Co. Ltd.	183,100	1,172,113
#	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,706,014
	Kobe Bussan Co. Ltd.	209,899	5,635,547
#	Kobe Electric Railway Co. Ltd.	15,400	290,702
	Kobe Steel Ltd.	1,264,382	15,782,441
#	Koei Tecmo Holdings Co. Ltd.	205,000	2,003,452
	Kohnan Shoji Co. Ltd.	135,100	3,642,901
#	Kohoku Kogyo Co. Ltd.	8,700	153,842
#	Kohsoku Corp.	39,800	662,552
	Koike Sanso Kogyo Co. Ltd.	3,300	131,451
#	Koike-ya, Inc.	3,200	104,907
	Koito Manufacturing Co. Ltd.	566,199	8,371,990
	Kojima Co. Ltd.	187,200	1,347,325
	Kokuyo Co. Ltd.	333,164	5,590,465
	Komatsu Ltd.	1,366,800	38,854,809
	Komatsu Matere Co. Ltd.	117,300	595,609
	Komatsu Wall Industry Co. Ltd.	32,800	695,414
	KOMEDA Holdings Co. Ltd.	209,200	3,750,454
#	Komehyo Holdings Co. Ltd.	35,800	1,020,243
	Komeri Co. Ltd.	154,400	3,780,195
	Komori Corp.	199,113	1,619,487
#	Konaka Co. Ltd.	107,880	196,757
	Konami Group Corp.	134,762	10,139,437
	Kondotec, Inc.	69,800	644,732

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konica Minolta, Inc.	1,917,800	$5,622,707
	Konishi Co. Ltd.	221,000	1,760,680
	Konoike Transport Co. Ltd.	117,400	1,877,980
	Konoshima Chemical Co. Ltd.	31,800	377,479
#	Kosaido Holdings Co. Ltd.	268,500	964,397
	Kose Corp.	33,300	2,225,313
#	Koshidaka Holdings Co. Ltd.	243,724	1,640,567
	Kotobuki Spirits Co. Ltd.	386,299	4,960,885
#*	Kourakuen Holdings Corp.	4,000	35,819
	Kozo Keikaku Engineering Holdings, Inc.	9,500	253,153
#	KPP Group Holdings Co. Ltd.	132,600	658,136
	Krosaki Harima Corp.	114,800	2,021,406
	KRS Corp.	58,467	740,647
	K's Holdings Corp.	704,980	7,609,029
	KU Holdings Co. Ltd.	58,900	473,833
	Kubota Corp. (6326 JP)	498,700	7,169,766
	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	2,804,342
*	Kufu Co., Inc.	46,700	81,223
	Kumagai Gumi Co. Ltd.	197,600	4,735,968
	Kumiai Chemical Industry Co. Ltd.	317,665	1,671,113
#	Kura Sushi, Inc.	25,799	668,133
	Kurabo Industries Ltd.	98,214	2,971,698
	Kuraray Co. Ltd.	1,336,000	16,337,987
#	Kureha Corp.	248,400	4,934,053
	Kurimoto Ltd.	51,500	1,621,974
	Kurita Water Industries Ltd.	211,400	9,022,297
	Kuriyama Holdings Corp.	65,700	545,144
	Kushikatsu Tanaka Holdings Co.	15,700	171,529
	Kusuri No. Aoki Holdings Co. Ltd.	206,300	4,297,951
	KYB Corp.	99,500	3,456,591
	Kyocera Corp.	1,194,120	15,039,895
	Kyodo Printing Co. Ltd.	45,200	1,169,250
	Kyoei Steel Ltd.	141,300	1,880,615
	Kyokuto Boeki Kaisha Ltd.	45,618	523,570
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,715,205
#	Kyokuto Securities Co. Ltd.	107,143	1,119,761
	Kyokuyo Co. Ltd.	44,100	1,190,691
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,138,347
	KYORITSU Co. Ltd.	170,500	196,223
	Kyoritsu Maintenance Co. Ltd.	246,400	4,783,609
	Kyosan Electric Manufacturing Co. Ltd.	162,500	687,807
	Kyoto Financial Group, Inc.	480,644	8,977,181
#	Kyowa Electronic Instruments Co. Ltd.	50,300	146,285
	Kyowa Kirin Co. Ltd.	170,663	3,599,726
	Kyowa Leather Cloth Co. Ltd.	93,500	484,221
	Kyudenko Corp.	176,800	8,143,587
	Kyushu Electric Power Co., Inc.	519,100	5,479,395
	Kyushu Financial Group, Inc.	1,202,748	7,408,440
	Kyushu Leasing Service Co. Ltd.	3,300	23,546
	Kyushu Railway Co.	215,100	5,741,487
	LA Holdings Co. Ltd.	16,200	465,896
	LAC Co. Ltd.	59,000	349,638
	Lacto Japan Co. Ltd.	44,200	879,834
	Lasertec Corp.	95,700	16,980,353
	LEC, Inc.	93,700	700,818
	Leopalace21 Corp.	701,200	2,575,908
	Life Corp.	109,400	2,663,982
	Lifedrink Co., Inc.	25,400	1,188,598
*	Lifenet Insurance Co.	84,600	960,394

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LIFULL Co. Ltd.	299,700	$323,631
#	LIKE, Inc.	37,200	355,469
	Linical Co. Ltd.	43,100	118,863
#	Link & Motivation, Inc.	188,400	608,975
	Lintec Corp.	174,200	3,916,722
	Lion Corp.	693,501	6,001,382
#	LITALICO, Inc.	90,100	739,771
	Lixil Corp.	1,025,619	11,872,735
	Loadstar Capital KK	20,000	371,185
	Look Holdings, Inc.	31,700	600,925
	LY Corp.	2,026,800	5,070,881
	M&A Capital Partners Co. Ltd.	5,585	79,104
	M3, Inc.	476,584	4,449,987
	Mabuchi Motor Co. Ltd.	251,500	3,866,148
	Macnica Holdings, Inc.	205,550	8,295,604
	Macromill, Inc.	176,200	1,031,459
	Maeda Kosen Co. Ltd.	205,400	2,248,766
	Maezawa Industries, Inc.	54,300	514,460
	Maezawa Kasei Industries Co. Ltd.	55,800	716,992
	Maezawa Kyuso Industries Co. Ltd.	83,300	812,734
	Makino Milling Machine Co. Ltd.	119,200	5,348,042
	Makita Corp. (6586 JP)	305,791	10,079,612
	Makita Corp. (MKTAY US), Sponsored ADR	800	26,000
	Mammy Mart Corp.	900	36,039
	Management Solutions Co. Ltd.	47,400	429,004
	Mandom Corp.	163,500	1,385,475
#	Mani, Inc.	208,300	2,929,831
	MarkLines Co. Ltd.	45,600	910,726
#	Mars Group Holdings Corp.	34,500	844,298
	Marubeni Corp.	759,159	14,287,192
	Marubun Corp.	92,400	705,900
	Marudai Food Co. Ltd.	151,814	1,776,930
	Maruha Nichiro Corp.	213,497	4,774,268
	Marui Group Co. Ltd.	465,900	7,548,431
	Maruichi Steel Tube Ltd.	178,400	4,347,459
	MARUKA FURUSATO Corp.	75,776	1,178,294
	Marusan Securities Co. Ltd.	196,300	1,356,948
	Maruwa Co. Ltd.	24,000	6,429,960
	Maruyama Manufacturing Co., Inc.	9,400	149,241
#	Maruzen CHI Holdings Co. Ltd.	80,600	178,673
	Maruzen Co. Ltd.	26,400	535,709
	Maruzen Showa Unyu Co. Ltd.	57,400	2,064,736
	Marvelous, Inc.	14,900	64,857
	Matching Service Japan Co. Ltd.	29,900	211,409
	Matsuda Sangyo Co. Ltd.	63,362	1,252,611
#	Matsui Construction Co. Ltd.	79,600	454,276
	Matsui Securities Co. Ltd.	374,200	2,097,535
	MatsukiyoCocokara & Co.	397,755	6,486,546
#	Matsuoka Corp.	10,400	115,719
#	Matsuya Co. Ltd.	29,300	209,997
	Matsuyafoods Holdings Co. Ltd.	4,400	172,701
	Max Co. Ltd.	92,700	2,319,322
	Maxell Ltd.	291,242	3,341,942
	Maxvalu Tokai Co. Ltd.	29,700	627,818
	Mazda Motor Corp.	1,897,441	16,366,217
	McDonald's Holdings Co. Japan Ltd.	96,300	3,989,626
	MCJ Co. Ltd.	369,300	3,359,820
	Mebuki Financial Group, Inc.	3,021,591	12,577,226
	MEC Co. Ltd.	37,000	931,081

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Media Do Co. Ltd.	38,300	$357,645
#	Medical Data Vision Co. Ltd.	94,800	341,760
	Medical System Network Co. Ltd.	120,400	438,412
	Medikit Co. Ltd.	1,200	24,776
	Medipal Holdings Corp.	472,200	8,523,334
#	Medius Holdings Co. Ltd.	14,000	80,854
*	Medley, Inc.	28,700	783,715
	MedPeer, Inc.	63,400	258,891
	Megachips Corp.	58,200	1,631,139
	Megmilk Snow Brand Co. Ltd.	216,500	4,117,923
	Meidensha Corp.	177,200	4,046,351
	Meiho Facility Works Ltd.	12,000	68,944
	Meiji Electric Industries Co. Ltd.	24,300	259,976
	MEIJI Holdings Co. Ltd.	247,040	6,238,839
#	Meiji Shipping Group Co. Ltd.	65,900	311,155
	Meiko Electronics Co. Ltd.	136,900	5,487,915
	Meisei Industrial Co. Ltd.	141,800	1,300,486
	MEITEC Group Holdings, Inc.	334,900	7,562,066
	Meito Sangyo Co. Ltd.	40,600	557,370
	Meiwa Corp.	106,000	496,770
#	Meiwa Estate Co. Ltd.	36,400	234,347
	Melco Holdings, Inc.	22,500	493,377
#	Members Co. Ltd.	3,700	22,603
	Menicon Co. Ltd.	312,099	2,918,717
*	Mercari, Inc.	444,700	6,667,026
#	Mercuria Holdings Co. Ltd.	25,300	149,335
#*	MetaReal Corp.	5,600	39,383
	METAWATER Co. Ltd.	60,400	750,098
	Micronics Japan Co. Ltd.	97,900	3,890,172
#	Midac Holdings Co. Ltd.	40,100	426,821
	Mie Kotsu Group Holdings, Inc.	260,400	958,260
	Mikuni Corp.	175,778	460,563
	Milbon Co. Ltd.	58,572	1,302,747
	MIMAKI ENGINEERING Co. Ltd.	87,300	978,791
#	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,763,512
	Minebea Mitsumi, Inc.	703,726	16,927,647
#	Ministop Co. Ltd.	59,500	672,990
#	Mirai Industry Co. Ltd.	8,900	214,446
#	Miraial Co. Ltd.	35,800	339,771
	Mirait One Corp.	359,210	5,104,891
	Mirarth Holdings, Inc.	367,100	1,318,043
	Miroku Jyoho Service Co. Ltd.	79,400	1,025,768
	MISUMI Group, Inc.	274,700	5,055,203
	Mitani Corp.	141,600	1,564,530
	Mitani Sekisan Co. Ltd.	10,800	404,438
	Mito Securities Co. Ltd.	317,800	1,078,252
	Mitsuba Corp.	160,200	1,097,368
	Mitsubishi Chemical Group Corp.	5,045,660	29,800,902
	Mitsubishi Corp.	1,678,800	34,670,668
	Mitsubishi Electric Corp.	771,600	12,856,219
	Mitsubishi Estate Co. Ltd.	594,720	10,136,364
	Mitsubishi Gas Chemical Co., Inc.	519,700	9,824,939
	Mitsubishi HC Capital, Inc.	3,511,270	25,261,542
	Mitsubishi Heavy Industries Ltd.	2,700,700	32,370,794
	Mitsubishi Kakoki Kaisha Ltd.	29,700	773,118
	Mitsubishi Logisnext Co. Ltd.	202,500	1,778,122
	Mitsubishi Logistics Corp.	176,099	6,159,734
	Mitsubishi Materials Corp.	417,120	7,815,324
#	Mitsubishi Motors Corp.	2,816,099	8,027,816

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi Paper Mills Ltd.	95,100	$442,600
	Mitsubishi Pencil Co. Ltd.	67,500	1,047,383
	Mitsubishi Research Institute, Inc.	37,100	1,169,649
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,688,727
	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	622,881
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,827,200	78,856,553
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	845,431	9,823,908
	Mitsuboshi Belting Ltd.	94,600	2,775,189
	Mitsui & Co. Ltd. (8031 JP)	1,407,890	32,668,518
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	19,826	9,146,725
	Mitsui Chemicals, Inc.	331,589	9,586,897
	Mitsui DM Sugar Holdings Co. Ltd.	79,500	1,746,799
#	Mitsui E&S Co. Ltd.	386,519	3,364,940
	Mitsui Fudosan Co. Ltd.	1,418,500	14,695,461
#	Mitsui High-Tec, Inc.	428,000	3,338,816
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	2,103,993
	Mitsui Mining & Smelting Co. Ltd.	237,400	7,914,561
#	Mitsui OSK Lines Ltd.	562,700	17,873,125
	Mitsui-Soko Holdings Co. Ltd.	124,300	3,962,042
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,586,745
	Miura Co. Ltd.	131,400	3,051,986
	MIXI, Inc.	164,100	3,256,830
	Miyaji Engineering Group, Inc.	54,000	1,728,599
	Miyazaki Bank Ltd.	128,900	2,909,239
	Miyoshi Oil & Fat Co. Ltd.	33,345	344,127
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	39,038,177
	Mizuho Leasing Co. Ltd.	823,100	6,210,950
	Mizuho Medy Co. Ltd.	27,300	313,517
	Mizuno Corp.	92,321	4,664,328
	Mochida Pharmaceutical Co. Ltd.	52,098	1,223,691
	Modec, Inc.	48,400	902,853
	Monex Group, Inc.	588,700	2,861,970
#	Monogatari Corp.	126,000	2,859,614
	MonotaRO Co. Ltd.	364,300	5,149,853
#	MORESCO Corp.	15,800	141,245
	Mori-Gumi Co. Ltd.	51,800	112,346
	Morinaga & Co. Ltd.	314,800	6,041,684
	Morinaga Milk Industry Co. Ltd.	413,800	9,930,511
	Moriroku Holdings Co. Ltd.	13,500	244,558
	Morita Holdings Corp.	150,000	1,932,993
	Morito Co. Ltd.	75,500	727,336
	Morozoff Ltd.	19,398	577,959
	Mory Industries, Inc.	24,100	897,827
	MrMax Holdings Ltd.	153,000	730,389
	MS&AD Insurance Group Holdings, Inc.	894,722	21,092,656
	MTI Ltd.	2,200	12,292
	Mugen Estate Co. Ltd.	57,251	503,396
#	m-up Holdings, Inc.	111,700	990,169
	Murakami Corp.	2,100	66,751
	Murata Manufacturing Co. Ltd.	1,530,060	34,040,735
	Musashi Seimitsu Industry Co. Ltd.	227,200	3,174,376
	Musashino Bank Ltd.	168,601	3,629,732
	Muto Seiko Co.	5,000	57,584
	Mutoh Holdings Co. Ltd.	8,900	147,441
	Nabtesco Corp.	201,500	3,989,072
	NAC Co. Ltd.	87,800	343,085
	Nachi-Fujikoshi Corp.	123,964	2,739,383
	Nadex Co. Ltd.	4,600	34,057
	Nafco Co. Ltd.	27,100	541,149

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagano Keiki Co. Ltd.	61,000	$1,147,793
	Nagase & Co. Ltd.	466,700	10,252,845
	Nagase Brothers, Inc.	13,900	172,069
#	Nagawa Co. Ltd.	6,900	353,322
	Nagoya Railroad Co. Ltd.	324,399	3,947,894
	Naigai Trans Line Ltd.	26,700	507,198
	Nakabayashi Co. Ltd.	158,700	610,521
#	Nakamoto Packs Co. Ltd.	18,300	202,872
	Nakamuraya Co. Ltd.	15,500	349,904
	Nakanishi, Inc.	158,600	2,739,779
	Nakano Corp.	8,100	27,081
	Nakayama Steel Works Ltd.	182,100	1,166,310
#	Namura Shipbuilding Co. Ltd.	162,548	2,108,026
	Nankai Electric Railway Co. Ltd.	260,100	4,603,147
	Nanto Bank Ltd.	165,301	3,857,309
	Narasaki Sangyo Co. Ltd.	13,400	273,480
	Nasu Denki Tekko Co. Ltd.	1,000	73,072
	Natori Co. Ltd.	29,400	430,937
	NCD Co. Ltd./Shinagawa	8,600	100,381
	NEC Capital Solutions Ltd.	60,900	1,732,403
	NEC Corp.	96,080	8,316,169
	NEC Networks & System Integration Corp.	196,900	3,626,408
	Needs Well, Inc.	49,600	124,456
	NEOJAPAN, Inc.	3,100	36,217
	NET One Systems Co. Ltd.	325,200	6,573,155
*	Net Protections Holdings, Inc.	55,900	77,999
	Neturen Co. Ltd.	125,700	918,049
#	New Art Holdings Co. Ltd.	18,600	214,094
*	New Japan Chemical Co. Ltd.	31,900	45,773
	Nexon Co. Ltd.	180,200	3,881,274
#	Nextage Co. Ltd.	196,700	2,678,061
#*	NexTone, Inc.	8,300	85,892
#	NF Holdings Corp.	3,700	25,261
	NGK Insulators Ltd.	745,800	10,079,498
	NH Foods Ltd.	289,599	9,565,783
#	NHK Spring Co. Ltd.	859,737	9,455,107
	Nicca Chemical Co. Ltd.	51,700	342,028
	Nice Corp.	28,861	385,754
	Nichia Steel Works Ltd.	139,301	302,949
	Nichias Corp.	321,500	10,014,363
	Nichiban Co. Ltd.	41,400	531,388
	Nichicon Corp.	243,500	1,783,120
	Nichiden Corp.	56,100	1,294,059
	Nichiha Corp.	120,900	3,023,001
	Nichimo Co. Ltd.	16,259	235,439
	Nichirei Corp.	389,199	10,262,311
	Nichireki Co. Ltd.	126,400	2,063,418
	Nichirin Co. Ltd.	55,030	1,393,716
	NIDEC Corp. (6594 JP)	298,594	13,135,340
	Nifco, Inc.	278,900	7,071,560
	Nihon Chouzai Co. Ltd.	68,148	715,510
	Nihon Dempa Kogyo Co. Ltd.	102,600	957,554
	Nihon Dengi Co. Ltd.	7,200	281,086
	Nihon Denkei Co. Ltd.	30,300	403,941
	Nihon Flush Co. Ltd.	78,400	485,196
	Nihon House Holdings Co. Ltd.	275,477	654,876
	Nihon Kagaku Sangyo Co. Ltd.	54,300	519,130
	Nihon Kohden Corp.	230,200	3,547,246
	Nihon M&A Center Holdings, Inc.	1,196,199	5,645,680

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Nohyaku Co. Ltd.	198,000	$961,237
	Nihon Parkerizing Co. Ltd.	296,200	2,445,729
	Nihon Plast Co. Ltd.	78,471	214,155
	Nihon Tokushu Toryo Co. Ltd.	105,600	875,760
	Nihon Trim Co. Ltd.	10,500	240,661
#	Nihon Yamamura Glass Co. Ltd.	7,600	74,699
#	Niitaka Co. Ltd.	10,200	129,388
	Nikkiso Co. Ltd.	214,300	1,695,353
	Nikko Co. Ltd.	113,400	591,583
	Nikkon Holdings Co. Ltd.	247,700	6,247,486
	Nikon Corp.	783,700	9,001,294
	Nintendo Co. Ltd.	688,411	38,040,483
	Nippi, Inc.	8,500	364,521
	Nippn Corp.	252,700	3,972,381
	Nippon Air Conditioning Services Co. Ltd.	73,400	499,753
	Nippon Aqua Co. Ltd.	49,400	294,253
#	Nippon Avionics Co. Ltd.	5,200	425,325
	Nippon Beet Sugar Manufacturing Co. Ltd.	77,541	1,402,038
	Nippon Carbide Industries Co., Inc.	50,000	617,571
	Nippon Carbon Co. Ltd.	35,500	1,173,430
	Nippon Chemical Industrial Co. Ltd.	36,700	607,221
*	Nippon Chemi-Con Corp.	99,600	960,107
#	Nippon Coke & Engineering Co. Ltd.	1,456,849	1,072,757
	Nippon Concept Corp.	32,900	380,416
	Nippon Concrete Industries Co. Ltd.	226,501	576,598
	Nippon Denko Co. Ltd.	648,750	1,253,500
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,200,473
	Nippon Dry-Chemical Co. Ltd.	6,200	118,722
	Nippon Electric Glass Co. Ltd.	325,401	7,764,684
	Nippon Express Holdings, Inc.	249,076	12,324,504
	Nippon Felt Co. Ltd.	15,100	49,387
#	Nippon Fine Chemical Co. Ltd.	43,300	751,271
	Nippon Gas Co. Ltd.	561,800	8,757,306
	Nippon Hume Corp.	106,300	871,916
	Nippon Kayaku Co. Ltd.	493,400	4,126,113
	Nippon Kodoshi Corp.	39,000	560,754
	Nippon Light Metal Holdings Co. Ltd.	299,628	3,521,541
	Nippon Paint Holdings Co. Ltd.	272,600	1,740,135
	Nippon Paper Industries Co. Ltd.	524,796	3,398,380
#	Nippon Parking Development Co. Ltd.	932,000	1,281,691
	Nippon Rietec Co. Ltd.	13,800	115,156
	Nippon Road Co. Ltd.	83,000	929,897
	Nippon Sanso Holdings Corp.	348,000	11,373,244
	Nippon Seiki Co. Ltd.	263,600	2,408,054
	Nippon Seisen Co. Ltd.	41,500	330,205
	Nippon Sharyo Ltd.	38,799	591,720
*	Nippon Sheet Glass Co. Ltd.	495,999	1,388,465
	Nippon Shinyaku Co. Ltd.	144,194	3,297,069
	Nippon Shokubai Co. Ltd.	426,700	4,626,775
	Nippon Signal Co. Ltd.	362,500	2,521,660
	Nippon Soda Co. Ltd.	108,300	3,893,954
#	Nippon Steel Corp.	1,059,379	23,001,643
	Nippon Telegraph & Telephone Corp.	14,775,000	15,745,913
	Nippon Thompson Co. Ltd.	442,000	1,777,952
	Nippon Tungsten Co. Ltd.	9,800	85,242
	Nippon Yakin Kogyo Co. Ltd.	65,009	2,133,520
#	Nippon Yusen KK	768,490	24,763,729
	Nipro Corp.	730,601	6,379,858
	Nishikawa Rubber Co. Ltd.	3,400	43,337

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co. Ltd.	157,600	$5,136,730
#	Nishimatsuya Chain Co. Ltd.	144,900	2,207,089
	Nishimoto Co. Ltd.	56,700	528,814
	Nishi-Nippon Financial Holdings, Inc.	635,914	8,658,410
	Nishi-Nippon Railroad Co. Ltd.	163,600	2,716,502
	Nishio Holdings Co. Ltd.	97,100	2,638,183
	Nissan Chemical Corp.	259,460	8,371,721
	Nissan Motor Co. Ltd.	5,328,900	16,914,592
	Nissan Shatai Co. Ltd.	250,300	1,562,300
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	419,194
	Nissei ASB Machine Co. Ltd.	27,200	1,008,148
	Nissei Plastic Industrial Co. Ltd.	65,200	454,039
	Nissha Co. Ltd.	185,183	2,259,504
	Nisshin Group Holdings Co. Ltd.	147,300	539,042
	Nisshin Oillio Group Ltd.	136,600	4,713,878
	Nisshin Seifun Group, Inc.	445,345	5,510,891
	Nisshinbo Holdings, Inc.	977,841	7,165,573
	Nissin Corp.	59,197	1,763,482
	Nissin Foods Holdings Co. Ltd.	101,625	3,021,594
	Nisso Holdings Co. Ltd.	56,500	310,699
	Nissui Corp.	1,451,900	8,714,895
	Niterra Co. Ltd.	505,400	14,969,037
	Nitori Holdings Co. Ltd.	62,600	7,655,694
	Nitta Corp.	80,200	2,180,272
#	Nitta Gelatin, Inc.	89,800	455,174
	NITTAN Corp.	42,500	87,270
	Nittetsu Mining Co. Ltd.	71,802	2,277,042
	Nitto Denko Corp.	256,200	22,246,734
	Nitto Fuji Flour Milling Co. Ltd.	3,600	167,724
	Nitto Kogyo Corp.	118,100	2,685,160
	Nitto Kohki Co. Ltd.	68,200	1,046,773
	Nitto Seiko Co. Ltd.	167,700	672,005
	Nittoc Construction Co. Ltd.	99,449	759,272
	Nittoku Co. Ltd.	29,600	364,080
	NJS Co. Ltd.	22,900	599,649
	Noda Corp.	44,452	291,442
	Noevir Holdings Co. Ltd.	53,400	2,064,669
	NOF Corp.	454,500	6,513,202
	Nohmi Bosai Ltd.	81,800	1,351,119
	Nojima Corp.	407,900	4,485,594
	NOK Corp.	348,900	5,099,835
	Nomura Holdings, Inc. (8604 JP)	2,202,698	13,580,972
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	756,560
#	Nomura Micro Science Co. Ltd.	81,300	1,935,890
	Nomura Real Estate Holdings, Inc.	201,000	5,618,895
	Nomura Research Institute Ltd.	376,385	11,619,641
	Noritake Co. Ltd.	96,000	2,549,416
	Noritsu Koki Co. Ltd.	96,600	2,612,403
#	Noritz Corp.	217,300	2,720,284
	North Pacific Bank Ltd.	1,264,600	4,288,072
	Nozawa Corp.	30,300	180,394
#	NPC, Inc.	27,000	180,405
	NPR-RIKEN Corp.	126,080	2,296,345
#	NS Solutions Corp.	172,500	3,955,863
	NS Tool Co. Ltd.	47,200	291,288
	NS United Kaiun Kaisha Ltd.	65,200	2,107,413
	NSD Co. Ltd.	206,978	4,260,747
	NSK Ltd.	1,149,047	6,024,343
	NSW, Inc.	34,700	751,707

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTN Corp.	2,014,300	$4,074,814
	NTT Data Group Corp.	557,200	8,678,065
	Oat Agrio Co. Ltd.	27,500	335,642
	Obara Group, Inc.	40,700	1,082,843
	Obayashi Corp.	942,900	12,379,639
	OBIC Business Consultants Co. Ltd.	15,400	651,771
	Obic Co. Ltd.	55,000	8,386,569
	Odakyu Electric Railway Co. Ltd.	333,499	3,374,066
#	Oenon Holdings, Inc.	183,600	523,683
	Ogaki Kyoritsu Bank Ltd.	255,746	3,956,551
	Ohara, Inc.	37,400	356,889
#	Ohashi Technica, Inc.	46,500	598,896
#	Ohba Co. Ltd.	19,400	141,129
	Ohsho Food Service Corp.	27,300	1,669,857
#	OIE Sangyo Co. Ltd.	11,800	160,059
	Oiles Corp.	88,001	1,377,726
#*	Oisix ra daichi, Inc.	62,700	574,733
	Oita Bank Ltd.	66,200	1,498,287
	Oji Holdings Corp.	2,263,100	9,638,448
	Okabe Co. Ltd.	195,100	1,027,328
	Okada Aiyon Corp.	19,400	309,367
	Okamoto Industries, Inc.	37,600	1,291,370
	Okamoto Machine Tool Works Ltd.	22,798	642,484
	Okamura Corp.	260,400	3,831,094
	Okasan Securities Group, Inc.	760,700	3,683,134
	Oki Electric Industry Co. Ltd.	762,778	5,176,552
	Okinawa Cellular Telephone Co.	76,300	2,051,671
	Okinawa Electric Power Co., Inc.	117,158	865,078
	Okinawa Financial Group, Inc.	168,340	3,240,022
	OKUMA Corp.	114,800	5,734,253
	Okumura Corp.	130,400	4,452,436
	Okura Industrial Co. Ltd.	35,151	676,045
	Okuwa Co. Ltd.	156,847	926,330
	Olympus Corp.	230,600	3,981,098
	Omron Corp.	213,800	7,930,665
	Ono Pharmaceutical Co. Ltd.	868,800	12,816,820
	Onoken Co. Ltd.	164,200	1,781,405
	Onward Holdings Co. Ltd.	382,896	1,421,277
#	Ootoya Holdings Co. Ltd.	8,300	289,536
	Open House Group Co. Ltd.	298,598	10,575,981
	Open Up Group, Inc.	54,100	782,452
	Optex Group Co. Ltd.	112,460	1,282,107
*	Optim Corp.	64,400	289,129
	Optorun Co. Ltd.	128,500	1,678,157
#	Oracle Corp.	52,973	4,324,142
	Organo Corp.	97,500	4,422,122
	Orient Corp.	250,444	1,756,167
	Oriental Land Co. Ltd.	505,300	14,466,488
	Oriental Shiraishi Corp.	571,300	1,324,136
	Origin Co. Ltd.	25,500	213,083
	ORIX Corp. (8591 JP)	1,279,100	30,940,968
	ORIX Corp. (IX US), Sponsored ADR	6,564	793,850
	Oro Co. Ltd.	30,500	517,893
	Osaka Gas Co. Ltd.	346,400	7,840,467
#	Osaka Organic Chemical Industry Ltd.	70,000	1,619,836
	Osaka Steel Co. Ltd.	14,000	237,587
#	OSAKA Titanium Technologies Co. Ltd.	110,500	1,810,067
	Osaki Electric Co. Ltd.	286,500	1,299,334
	OSG Corp.	288,200	3,976,150

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	260,600	$5,776,923
	Otsuka Holdings Co. Ltd.	169,600	8,644,224
	OUG Holdings, Inc.	3,900	69,342
	Oyo Corp.	105,000	1,744,112
#	Ozu Corp.	7,200	77,556
	Pacific Industrial Co. Ltd.	197,400	2,050,778
#*	Pacific Metals Co. Ltd.	84,158	764,100
	Pack Corp.	57,100	1,495,330
	PAL GROUP Holdings Co. Ltd.	212,200	2,912,404
	PALTAC Corp.	93,158	2,857,749
	Pan Pacific International Holdings Corp.	439,200	11,458,380
	Panasonic Holdings Corp.	2,130,742	17,453,288
	Paraca, Inc.	22,122	307,457
	Paramount Bed Holdings Co. Ltd.	143,600	2,417,924
	Paris Miki Holdings, Inc.	10,200	26,902
*	Park24 Co. Ltd.	484,700	5,185,602
	Parker Corp.	6,000	34,313
	Pasco Corp.	4,700	58,743
#	Pasona Group, Inc.	107,000	1,685,518
	PCI Holdings, Inc.	16,800	107,260
	Pegasus Co. Ltd.	176,475	690,278
	Penta-Ocean Construction Co. Ltd.	1,454,200	6,455,859
	People Dreams & Technologies Group Co. Ltd.	17,800	224,988
*	PeptiDream, Inc.	334,600	6,165,974
	Persol Holdings Co. Ltd.	5,812,601	9,969,216
#	Pharma Foods International Co. Ltd.	84,600	618,533
#	PHC Holdings Corp.	64,400	483,130
#*	PIA Corp.	12,800	268,680
	Pickles Holdings Co. Ltd.	48,382	364,193
	Pigeon Corp.	407,500	4,146,301
	PILLAR Corp.	97,200	3,295,848
	Pilot Corp.	115,800	3,478,385
	Piolax, Inc.	129,100	2,115,105
	Plus Alpha Consulting Co. Ltd.	74,800	958,631
#	Pola Orbis Holdings, Inc.	175,300	1,653,240
#	Pole To Win Holdings, Inc.	107,300	317,407
#	Port, Inc.	30,300	406,769
*	PR Times Corp.	18,226	218,141
	Premium Group Co. Ltd.	150,000	2,001,718
	Premium Water Holdings, Inc.	7,800	153,001
	Press Kogyo Co. Ltd.	409,200	1,707,033
	Pressance Corp.	96,800	1,308,824
	Prestige International, Inc.	310,700	1,475,104
	Prima Meat Packers Ltd.	124,499	2,081,407
	Procrea Holdings, Inc.	164,273	2,088,772
	Pronexus, Inc.	38,100	328,061
#	Pro-Ship, Inc.	29,800	294,182
	Proto Corp.	100,900	990,762
	PS Construction Co. Ltd.	45,817	313,576
	Punch Industry Co. Ltd.	11,600	35,613
	QB Net Holdings Co. Ltd.	30,892	301,227
	Qol Holdings Co. Ltd.	119,500	1,213,198
	Quick Co. Ltd.	44,000	634,560
	Raccoon Holdings, Inc.	37,700	151,274
	Raito Kogyo Co. Ltd.	219,200	3,180,361
	Raiznext Corp.	128,100	1,573,968
#	Raksul, Inc.	122,600	931,014
	Rakus Co. Ltd.	293,099	4,106,446
*	Rakuten Bank Ltd.	55,100	1,227,893

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Rakuten Group, Inc.	249,400	$1,463,149
	Rasa Corp.	34,900	398,943
	Rasa Industries Ltd.	40,199	763,968
	Raysum Co. Ltd.	35,379	798,851
	Recruit Holdings Co. Ltd.	1,047,700	60,078,566
	Relo Group, Inc.	445,499	5,323,969
#*	Remixpoint, Inc.	38,700	45,149
#	Renaissance, Inc.	11,600	81,055
	Renesas Electronics Corp.	1,341,200	23,100,658
	Rengo Co. Ltd.	1,461,610	10,194,103
#*	RENOVA, Inc.	134,297	823,170
	Resol Holdings Co. Ltd.	1,600	50,306
	Resona Holdings, Inc.	2,588,290	18,560,461
	Resonac Holdings Corp.	571,900	14,197,818
	Resorttrust, Inc.	272,000	4,591,301
	Restar Corp.	100,400	1,979,422
	Retail Partners Co. Ltd.	30,500	341,982
	Rheon Automatic Machinery Co. Ltd.	64,200	659,694
#	Rhythm Co. Ltd.	45,000	1,130,451
	Ricoh Co. Ltd.	1,138,519	10,598,820
	Ricoh Leasing Co. Ltd.	77,500	2,821,221
#	Ride On Express Holdings Co. Ltd.	38,900	268,102
#*	Right On Co. Ltd.	64,100	161,733
	Riken Keiki Co. Ltd.	89,800	2,636,482
	Riken Technos Corp.	208,600	1,374,504
	Riken Vitamin Co. Ltd.	65,400	1,232,618
#	Ringer Hut Co. Ltd.	16,900	255,698
	Rinnai Corp.	204,200	5,020,880
	Rion Co. Ltd.	33,300	533,510
	Riso Kagaku Corp.	12,358	277,578
#	Riso Kyoiku Co. Ltd.	192,293	311,350
#	Rix Corp.	6,200	126,157
#	Rock Field Co. Ltd.	47,900	483,588
	Rohm Co. Ltd.	427,700	5,831,361
	Rohto Pharmaceutical Co. Ltd.	251,600	5,909,811
	Rokko Butter Co. Ltd.	46,912	476,316
	Roland Corp.	52,900	1,371,033
	Rorze Corp.	34,600	5,627,228
	Round One Corp.	770,641	4,588,423
#	Royal Holdings Co. Ltd.	88,800	1,501,705
	RS Technologies Co. Ltd.	42,400	914,989
	Ryobi Ltd.	105,267	1,443,484
	RYODEN Corp.	75,000	1,424,616
	Ryohin Keikaku Co. Ltd.	641,950	12,105,745
	Ryoyo Ryosan Holdings, Inc.	75,660	1,449,904
	S Foods, Inc.	68,600	1,361,269
	S&B Foods, Inc.	5,300	164,230
	Sac's Bar Holdings, Inc.	60,500	320,029
	Sagami Rubber Industries Co. Ltd.	28,000	185,708
	Saibu Gas Holdings Co. Ltd.	80,100	1,025,682
	Saizeriya Co. Ltd.	100,000	3,853,337
	Sakai Chemical Industry Co. Ltd.	86,400	1,638,571
	Sakai Heavy Industries Ltd.	19,600	768,368
	Sakai Moving Service Co. Ltd.	86,800	1,538,529
	Sakata INX Corp.	191,000	2,244,282
#	Sakata Seed Corp.	38,700	892,332
#	Sakura Internet, Inc.	79,400	1,610,698
	Sala Corp.	233,360	1,293,165
#	Samco, Inc.	11,200	317,193

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SAMTY HOLDINGS Co. Ltd.	120,100	$2,194,662
	San Holdings, Inc.	83,000	723,085
	San ju San Financial Group, Inc.	100,017	1,370,391
	San-A Co. Ltd.	75,700	2,583,131
	San-Ai Obbli Co. Ltd.	285,400	3,912,386
	Sangetsu Corp.	190,500	3,790,101
	San-In Godo Bank Ltd.	692,197	6,582,333
*	Sanix, Inc.	36,700	76,798
	Sanken Electric Co. Ltd.	96,700	4,718,857
	Sanki Engineering Co. Ltd.	161,700	2,528,240
	Sanko Gosei Ltd.	92,152	428,709
	Sanko Metal Industrial Co. Ltd.	11,300	332,613
	Sankyo Co. Ltd.	911,750	10,124,047
	Sankyo Frontier Co. Ltd.	14,100	394,785
	Sankyo Seiko Co. Ltd.	113,400	521,292
	Sankyo Tateyama, Inc.	147,935	734,663
	Sankyu, Inc.	252,000	8,607,770
	Sanoh Industrial Co. Ltd.	134,200	890,981
	Sanrio Co. Ltd.	313,800	6,662,385
	Sansei Landic Co. Ltd.	18,900	125,872
	Sansei Technologies, Inc.	44,700	487,704
#	Sansha Electric Manufacturing Co. Ltd.	42,900	305,747
	Sanshin Electronics Co. Ltd.	35,000	504,793
	Santec Holdings Corp.	18,100	981,839
	Santen Pharmaceutical Co. Ltd.	990,999	11,893,160
	Sanwa Holdings Corp.	775,300	16,607,108
	Sanyo Chemical Industries Ltd.	105,100	2,880,729
	Sanyo Denki Co. Ltd.	49,000	2,373,867
	Sanyo Electric Railway Co. Ltd.	48,500	657,123
	Sanyo Engineering & Construction, Inc.	32,400	167,750
	Sanyo Industries Ltd.	1,500	31,917
	Sanyo Shokai Ltd.	43,099	727,254
	Sanyo Special Steel Co. Ltd.	65,200	924,033
	Sanyo Trading Co. Ltd.	111,300	1,119,167
	Sapporo Holdings Ltd.	85,700	3,682,106
	Sata Construction Co. Ltd.	46,000	271,342
	Sato Holdings Corp.	119,482	1,721,710
	Sato Shoji Corp.	47,400	531,086
#	Satori Electric Co. Ltd.	53,900	750,099
	Sawai Group Holdings Co. Ltd.	155,700	6,835,162
	SAXA, Inc.	32,700	560,641
#*	SBI ARUHI Corp.	57,070	358,325
	SBI Global Asset Management Co. Ltd.	59,000	260,574
	SBI Holdings, Inc.	431,380	11,213,135
	SBI Sumishin Net Bank Ltd.	53,300	1,018,542
	SBS Holdings, Inc.	109,500	2,012,924
	SCREEN Holdings Co. Ltd.	145,400	12,321,153
	Scroll Corp.	141,300	967,245
	SCSK Corp.	219,677	4,324,981
	SE Corp.	31,800	63,337
	SEC Carbon Ltd.	14,000	221,521
	Secom Co. Ltd.	87,300	5,574,345
	Sega Sammy Holdings, Inc.	461,812	7,478,524
#	Segue Group Co. Ltd.	21,300	87,792
	Seibu Holdings, Inc.	481,300	9,034,913
	Seika Corp.	36,134	1,002,514
	Seikagaku Corp.	177,900	1,059,483
	Seikitokyu Kogyo Co. Ltd.	95,399	1,098,135
	Seiko Electric Co. Ltd.	16,300	136,270

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	562,900	$9,744,031
	Seiko Group Corp.	137,600	4,112,776
	Seino Holdings Co. Ltd.	464,100	7,263,532
#	Seiren Co. Ltd.	182,200	2,867,191
	Sekisui Chemical Co. Ltd.	799,700	12,065,868
#	Sekisui House Ltd.	526,700	13,197,166
	Sekisui Jushi Corp.	94,200	1,587,147
	Sekisui Kasei Co. Ltd.	203,321	609,066
#	SEMITEC Corp.	30,000	413,593
	Senko Group Holdings Co. Ltd.	605,000	4,623,426
	Senshu Electric Co. Ltd.	49,400	1,672,208
	Senshu Ikeda Holdings, Inc.	1,102,360	2,828,526
#*	Senshukai Co. Ltd.	110,900	222,169
	Seria Co. Ltd.	138,000	3,227,428
	Seven & i Holdings Co. Ltd.	4,047,856	48,472,074
	Seven Bank Ltd.	2,229,600	4,182,830
#	SFP Holdings Co. Ltd.	6,500	91,639
	SG Holdings Co. Ltd.	533,930	5,429,346
#*	Sharp Corp.	337,898	1,967,841
	Shibaura Electronics Co. Ltd.	70,200	1,402,450
	Shibaura Machine Co. Ltd.	97,000	2,383,920
	Shibaura Mechatronics Corp.	47,700	2,513,275
	Shibusawa Warehouse Co. Ltd.	37,500	763,718
	Shibuya Corp.	76,800	1,870,812
*	SHIFT, Inc.	47,599	3,656,419
	Shiga Bank Ltd.	195,236	5,243,565
	Shikibo Ltd.	101,600	789,231
#	Shikino High-Tech Co. Ltd.	4,400	51,241
	Shikoku Bank Ltd.	310,500	2,446,870
	Shikoku Electric Power Co., Inc.	343,900	2,999,297
	Shikoku Kasei Holdings Corp.	129,700	1,982,790
	Shima Seiki Manufacturing Ltd.	119,600	1,352,054
	Shimadzu Corp.	271,800	8,016,545
	Shimamura Co. Ltd.	142,892	7,003,271
	Shimano, Inc.	44,907	7,966,682
#	Shimizu Bank Ltd.	77,300	831,308
	Shimizu Corp.	1,119,500	7,035,996
#	Shimojima Co. Ltd.	13,800	121,192
	Shin Maint Holdings Co. Ltd.	6,100	60,295
	Shin Nippon Air Technologies Co. Ltd.	44,800	1,338,986
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	866,861
	Shinagawa Refractories Co. Ltd.	141,400	1,729,679
#	Shindengen Electric Manufacturing Co. Ltd.	66,106	1,285,933
	Shin-Etsu Chemical Co. Ltd.	1,676,000	74,465,809
	Shin-Etsu Polymer Co. Ltd.	194,800	2,090,971
	Shinko Electric Industries Co. Ltd.	130,600	4,967,307
	Shinko Shoji Co. Ltd.	162,000	960,217
	Shinmaywa Industries Ltd.	287,100	2,824,217
	Shinnihon Corp.	146,400	1,630,499
	Shinnihonseiyaku Co. Ltd.	33,600	395,460
	Shinsho Corp.	25,500	1,488,885
	Shinwa Co. Ltd. (3447 JP)	53,200	268,482
	Shinwa Co. Ltd. (7607 JP)	33,700	599,357
	Shionogi & Co. Ltd.	160,800	7,073,443
	Ship Healthcare Holdings, Inc.	407,400	6,218,803
	Shiseido Co. Ltd.	221,842	6,932,882
#	Shizuki Electric Co., Inc.	51,900	147,061
	Shizuoka Financial Group, Inc.	823,630	8,226,656
	Shizuoka Gas Co. Ltd.	222,200	1,412,613

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SHO-BOND Holdings Co. Ltd.	77,400	$2,980,872
#	Shoei Co. Ltd.	205,100	2,718,294
#	Shoei Foods Corp.	28,100	952,104
	Shofu, Inc.	11,400	358,526
	Showa Sangyo Co. Ltd.	87,700	1,914,316
	Showa Shinku Co. Ltd.	17,400	172,350
	Sigma Koki Co. Ltd.	11,700	117,510
	SIGMAXYZ Holdings, Inc.	142,200	1,405,253
	Siix Corp.	138,880	1,157,204
*	Simplex Holdings, Inc.	72,700	1,048,127
	Sinanen Holdings Co. Ltd.	26,400	939,393
	Sinfonia Technology Co. Ltd.	111,500	2,370,394
	Sinko Industries Ltd.	79,500	2,148,034
	Sintokogio Ltd.	173,900	1,291,010
	SK Kaken Co. Ltd.	2,500	160,521
#	SK-Electronics Co. Ltd.	39,685	821,153
	SKY Perfect JSAT Holdings, Inc.	770,500	4,533,360
#	Skylark Holdings Co. Ltd.	712,400	9,762,175
#*	Smaregi, Inc.	22,100	335,777
	SMC Corp.	13,400	6,519,973
	SMK Corp.	22,999	385,700
	SMS Co. Ltd.	275,300	4,012,689
	Socionext, Inc.	330,500	6,673,997
#	Soda Nikka Co. Ltd.	70,300	553,850
	Sodick Co. Ltd.	389,634	1,962,546
	Soft99 Corp.	11,800	122,758
	SoftBank Corp.	1,921,300	25,062,880
	SoftBank Group Corp.	488,263	29,838,908
	Softcreate Holdings Corp.	63,000	752,017
#	Software Service, Inc.	9,300	868,924
	Sohgo Security Services Co. Ltd.	1,142,500	7,307,785
	Sojitz Corp.	379,219	8,969,693
	Soken Chemical & Engineering Co. Ltd.	30,200	529,360
	Solasto Corp.	259,000	878,215
	Soliton Systems KK	43,000	345,858
	Sompo Holdings, Inc.	1,287,400	29,355,186
	Sony Group Corp. (6758 JP)	1,128,800	100,258,430
#	Sony Group Corp. (SONY US), Sponsored ADR	340,689	30,181,639
	Sotetsu Holdings, Inc.	191,800	3,145,960
	Sotoh Co. Ltd.	11,700	55,516
	Space Co. Ltd.	63,460	489,770
	Sparx Group Co. Ltd.	106,539	1,165,733
	SPK Corp.	30,800	470,692
	S-Pool, Inc.	269,800	573,064
#	Sprix, Inc.	3,700	19,870
	Square Enix Holdings Co. Ltd.	74,200	2,505,876
	SRA Holdings	51,500	1,493,785
#*	SRE Holdings Corp.	26,100	840,894
	SRS Holdings Co. Ltd.	13,500	115,227
	ST Corp.	30,700	325,746
	St. Marc Holdings Co. Ltd.	16,200	231,799
	Stanley Electric Co. Ltd.	424,500	8,334,595
	Star Mica Holdings Co. Ltd.	110,600	501,962
	Star Micronics Co. Ltd.	130,300	1,828,561
	Startia Holdings, Inc.	9,700	138,707
	Starts Corp., Inc.	202,500	4,670,978
	Starzen Co. Ltd.	71,198	1,489,623
#	St-Care Holding Corp.	65,500	391,456
	Stella Chemifa Corp.	45,400	1,251,010

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	StemCell Institute	4,700	$53,219
	Step Co. Ltd.	29,100	397,626
	STI Foods Holdings, Inc.	9,600	318,518
	Strike Co. Ltd.	33,000	891,276
#	Studio Alice Co. Ltd.	44,300	632,345
	Subaru Corp.	1,789,700	34,409,662
	Subaru Enterprise Co. Ltd.	32,000	629,123
	Sugi Holdings Co. Ltd.	341,400	5,899,043
	Sugimoto & Co. Ltd.	42,100	822,555
	SUMCO Corp.	1,091,760	17,948,959
	Sumida Corp.	140,400	996,818
#	Suminoe Textile Co. Ltd.	9,600	145,792
#	Sumiseki Holdings, Inc.	211,500	1,469,936
	Sumitomo Bakelite Co. Ltd.	238,400	6,711,416
#	Sumitomo Chemical Co. Ltd.	4,096,752	10,501,833
	Sumitomo Corp.	627,700	15,596,801
	Sumitomo Densetsu Co. Ltd.	73,400	2,017,087
	Sumitomo Electric Industries Ltd.	1,367,900	20,692,312
	Sumitomo Forestry Co. Ltd.	489,800	20,886,516
	Sumitomo Heavy Industries Ltd.	463,296	12,441,948
	Sumitomo Metal Mining Co. Ltd.	461,700	14,079,112
	Sumitomo Mitsui Construction Co. Ltd.	492,480	1,303,233
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	872,470	63,003,604
	Sumitomo Mitsui Trust Holdings, Inc.	770,246	19,469,380
	Sumitomo Osaka Cement Co. Ltd.	151,499	4,265,805
*	Sumitomo Pharma Co. Ltd.	722,800	2,003,879
	Sumitomo Realty & Development Co. Ltd.	343,100	11,340,391
	Sumitomo Riko Co. Ltd.	257,300	2,596,972
	Sumitomo Rubber Industries Ltd.	747,563	7,789,262
	Sumitomo Seika Chemicals Co. Ltd.	44,400	1,573,309
	Sumitomo Warehouse Co. Ltd.	281,100	5,286,109
	Sun Frontier Fudousan Co. Ltd.	163,500	2,224,611
*	Sun*, Inc. (4053 JP)	27,100	165,861
#	Suncall Corp.	144,800	472,190
	Sundrug Co. Ltd.	257,800	7,159,197
	Suntory Beverage & Food Ltd.	248,900	8,939,529
	Sun-Wa Technos Corp.	56,200	812,069
#	SUNWELS Co. Ltd.	3,500	59,358
	Suruga Bank Ltd.	600,200	4,763,021
#	Suzuden Corp.	21,700	273,685
	Suzuken Co. Ltd.	191,899	6,993,531
	Suzuki Co. Ltd.	53,000	510,318
	Suzuki Motor Corp.	2,110,900	24,258,847
	SWCC Corp.	203,200	6,029,894
	Sysmex Corp.	684,300	11,202,857
	System Research Co. Ltd.	15,000	153,314
	System Support, Inc.	18,700	246,133
	Systems Engineering Consultants Co. Ltd.	7,600	214,932
	Systena Corp.	1,209,200	2,721,656
	Syuppin Co. Ltd.	78,300	757,791
	T Hasegawa Co. Ltd.	127,292	2,733,148
	T RAD Co. Ltd.	21,700	533,133
	T&D Holdings, Inc.	654,210	12,263,649
	Tachibana Eletech Co. Ltd.	78,580	1,570,314
	Tachikawa Corp.	47,139	437,852
	Tachi-S Co. Ltd.	142,300	1,885,783
	Tadano Ltd.	477,721	3,552,147
	Taihei Dengyo Kaisha Ltd.	67,700	2,389,150
	Taiheiyo Cement Corp.	415,491	11,348,334

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Kouhatsu, Inc.	31,399	$165,453
	Taiho Kogyo Co. Ltd.	126,700	624,766
	Taikisha Ltd.	92,400	3,185,141
	Taiko Bank Ltd.	25,600	279,027
	Taisei Corp.	197,580	8,391,481
	Taisei Lamick Co. Ltd.	22,900	429,553
	Taiyo Holdings Co. Ltd.	119,800	2,863,094
#	Taiyo Yuden Co. Ltd.	187,000	5,619,373
	Takamatsu Construction Group Co. Ltd.	66,700	1,392,563
	Takamiya Co. Ltd.	118,343	375,699
	Takano Co. Ltd.	32,600	201,407
	Takaoka Toko Co. Ltd.	52,874	709,196
	Takara & Co. Ltd.	25,600	515,524
	Takara Bio, Inc.	181,400	1,392,368
	Takara Holdings, Inc.	592,100	4,492,177
	Takara Standard Co. Ltd.	183,048	2,112,220
	Takasago International Corp.	74,900	1,938,643
	Takasago Thermal Engineering Co. Ltd.	121,500	4,785,023
	Takashima & Co. Ltd.	71,600	473,340
	Takashimaya Co. Ltd.	529,900	9,812,704
#	Takasho Co. Ltd.	16,100	54,755
	Take & Give Needs Co. Ltd.	42,400	285,314
	TAKEBISHI Corp.	34,600	573,523
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,487,707	41,766,281
	Takemoto Yohki Co. Ltd.	47,500	264,381
	Takeuchi Manufacturing Co. Ltd.	173,000	5,533,825
#	Taki Chemical Co. Ltd.	6,300	186,445
	Takuma Co. Ltd.	222,900	2,587,870
#	Tama Home Co. Ltd.	102,200	3,057,359
	Tamron Co. Ltd.	156,500	4,426,477
	Tamura Corp.	302,900	1,361,762
	Tanabe Engineering Corp.	22,500	263,984
#	Tanaka Chemical Corp.	13,900	90,262
#	Tanseisha Co. Ltd.	108,949	671,677
#	Taoka Chemical Co. Ltd.	6,500	36,345
	TASUKI Holdings, Inc.	14,112	64,616
*	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	1,134,891
	Tayca Corp.	73,000	825,175
#	Tazmo Co. Ltd.	33,600	691,194
#	Tbk Co. Ltd.	100,301	207,116
	TBS Holdings, Inc.	118,700	3,352,346
#	TDC Soft, Inc.	97,400	833,737
	TDK Corp. (6762 JP)	579,700	40,441,204
	TDK Corp. (TTDKY US), Sponsored ADR	119,574	8,334,906
	Tear Corp.	41,400	126,547
	TechMatrix Corp.	128,000	1,789,250
	Techno Horizon Co. Ltd.	11,700	33,842
	Techno Medica Co. Ltd.	5,200	62,076
	Techno Ryowa Ltd.	23,570	261,353
	Techno Smart Corp.	31,200	384,738
	TechnoPro Holdings, Inc.	417,599	8,030,006
	Tecnos Japan, Inc.	13,500	75,144
	Teijin Ltd.	579,468	5,576,234
	Teikoku Electric Manufacturing Co. Ltd.	52,800	948,610
#	Teikoku Sen-I Co. Ltd.	79,900	1,326,525
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	559,507
	Tekken Corp.	56,599	978,284
	Temairazu, Inc.	3,400	79,965
	Tenma Corp.	75,400	1,401,642

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tenpo Innovation Co. Ltd.	4,000	$24,621
	Tenpos Holdings Co. Ltd.	2,000	47,048
#	Tera Probe, Inc.	12,000	332,613
	Terumo Corp.	290,900	5,215,357
#	TESEC Corp.	6,100	70,544
	Tess Holdings Co. Ltd.	176,688	479,199
	T-Gaia Corp.	74,400	1,926,851
	THK Co. Ltd.	301,700	5,696,078
	Tigers Polymer Corp.	6,600	36,327
	TIS, Inc.	504,801	10,813,559
	TKC Corp.	87,700	2,077,145
*	TKP Corp.	4,700	56,584
	Toa Corp. (1885 JP)	278,400	1,876,912
	Toa Corp. (6809 JP)	214,616	1,560,916
	TOA ROAD Corp.	158,500	1,316,256
	Toagosei Co. Ltd.	467,650	5,009,869
	Tobishima Corp.	152,940	1,560,394
	Tobu Railway Co. Ltd.	253,800	4,458,241
	TOC Co. Ltd.	144,700	683,420
	Tocalo Co. Ltd.	308,700	4,034,123
	Tochigi Bank Ltd.	566,001	1,346,858
	Toda Corp.	878,600	6,349,847
#*	Toda Kogyo Corp.	6,700	91,729
	Toei Animation Co. Ltd.	94,000	1,457,776
	Toei Co. Ltd.	80,200	2,066,229
	Toell Co. Ltd.	25,400	135,481
#	Toenec Corp.	36,500	1,212,925
	Togami Electric Manufacturing Co. Ltd.	11,600	221,124
	Toho Bank Ltd.	942,700	1,978,325
	Toho Chemical Industry Co. Ltd.	23,000	92,586
#	Toho Co. Ltd. (8142 JP)	42,100	893,749
	Toho Co. Ltd. (9602 JP)	60,000	2,154,733
	Toho Gas Co. Ltd.	142,855	4,412,262
#	Toho Holdings Co. Ltd.	226,900	6,597,899
#	Toho Titanium Co. Ltd.	188,100	1,719,854
#*	Toho Zinc Co. Ltd.	99,200	518,814
	Tohoku Bank Ltd.	72,300	592,531
	Tohoku Electric Power Co., Inc.	629,500	5,352,427
	Tohoku Steel Co. Ltd.	1,800	24,245
#	Tohokushinsha Film Corp.	36,600	155,872
	Tokai Carbon Co. Ltd.	912,600	5,848,405
	Tokai Corp.	94,102	1,404,310
	TOKAI Holdings Corp.	498,800	3,351,000
#	Tokai Rika Co. Ltd.	256,167	3,476,301
	Tokai Tokyo Financial Holdings, Inc.	924,517	3,613,075
	Token Corp.	25,470	2,012,378
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	56,532,395
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,612,532
	Tokushu Tokai Paper Co. Ltd.	42,138	1,087,904
	Tokuyama Corp.	308,112	6,040,056
	Tokyo Century Corp.	671,720	7,155,278
*	Tokyo Electric Power Co. Holdings, Inc.	1,761,012	8,820,486
	Tokyo Electron Device Ltd.	109,200	2,837,984
	Tokyo Electron Ltd.	393,800	82,401,607
	Tokyo Energy & Systems, Inc.	96,600	840,092
	Tokyo Gas Co. Ltd.	343,500	7,525,956
#	Tokyo Individualized Educational Institute, Inc.	76,955	212,050
	Tokyo Keiki, Inc.	68,999	1,549,169
	Tokyo Kiraboshi Financial Group, Inc.	134,674	4,058,874

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	126,300	$3,250,939
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	68,410
	Tokyo Rope Manufacturing Co. Ltd.	27,199	230,676
#	Tokyo Sangyo Co. Ltd.	86,400	423,496
	Tokyo Seimitsu Co. Ltd.	95,200	6,562,271
	Tokyo Steel Manufacturing Co. Ltd.	279,800	3,559,641
	Tokyo Tatemono Co. Ltd.	708,600	12,361,249
	Tokyo Tekko Co. Ltd.	41,000	1,382,826
#	Tokyo Theatres Co., Inc.	38,100	287,174
#	Tokyotokeiba Co. Ltd.	66,600	1,866,755
	Tokyu Construction Co. Ltd.	398,780	2,096,924
#	Tokyu Corp.	493,106	5,974,166
	Tokyu Fudosan Holdings Corp.	2,108,594	15,224,645
	Toli Corp.	183,400	520,727
	Tomato Bank Ltd.	50,600	441,869
	Tomen Devices Corp.	12,600	595,265
	Tomoe Corp.	132,700	775,506
	Tomoe Engineering Co. Ltd.	28,800	831,368
	Tomoku Co. Ltd.	52,600	931,244
	TOMONY Holdings, Inc.	1,575,860	4,504,448
	Tomy Co. Ltd.	456,500	10,358,188
	Tonami Holdings Co. Ltd.	26,500	1,118,063
	Topcon Corp.	417,300	4,316,169
	TOPPAN Holdings, Inc.	398,120	11,261,279
	Topre Corp.	179,036	2,456,687
	Topy Industries Ltd.	120,500	1,865,506
	Toray Industries, Inc.	2,548,000	13,247,186
	Torex Semiconductor Ltd.	25,000	326,586
#	Toridoll Holdings Corp.	181,300	4,741,487
	Torigoe Co. Ltd.	70,000	335,869
	Torii Pharmaceutical Co. Ltd.	76,300	1,902,624
#	Torishima Pump Manufacturing Co. Ltd.	90,400	1,874,657
	Tosei Corp.	174,200	2,907,318
	Toshiba TEC Corp.	139,300	3,122,426
	Tosho Co. Ltd.	12,000	58,160
	Tosoh Corp.	718,813	9,778,240
	Totech Corp.	89,600	1,526,805
	Totetsu Kogyo Co. Ltd.	95,500	2,069,446
	TOTO Ltd.	223,098	6,143,044
#	Tottori Bank Ltd.	37,800	344,511
	Toukei Computer Co. Ltd.	14,200	429,257
	Tow Co. Ltd.	65,400	155,598
	Towa Bank Ltd.	201,000	924,325
	Towa Corp.	30,700	1,768,358
	Towa Pharmaceutical Co. Ltd.	138,700	2,828,416
#	Toyo Construction Co. Ltd.	494,400	5,042,559
	Toyo Corp.	86,700	917,740
	Toyo Denki Seizo KK	33,200	270,468
	Toyo Engineering Corp.	122,505	656,097
#	Toyo Gosei Co. Ltd.	27,500	1,708,552
	Toyo Kanetsu KK	36,600	910,377
	Toyo Machinery & Metal Co. Ltd.	68,300	322,582
#	Toyo Securities Co. Ltd.	290,600	738,448
	Toyo Seikan Group Holdings Ltd.	429,600	7,376,359
	Toyo Suisan Kaisha Ltd.	56,400	3,787,031
	Toyo Tanso Co. Ltd.	59,800	2,429,609
	Toyo Tire Corp.	606,300	9,892,298
#	Toyo Wharf & Warehouse Co. Ltd.	27,600	250,019
	Toyobo Co. Ltd.	491,978	3,377,842

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co. Ltd.	274,000	$5,002,880
	Toyota Boshoku Corp.	381,200	5,136,927
	Toyota Industries Corp.	97,700	8,213,648
	Toyota Motor Corp. (7203 JP)	13,495,791	259,264,336
	Toyota Motor Corp. (TM US), Sponsored ADR	124,418	24,081,104
	Toyota Tsusho Corp.	1,186,938	23,730,473
	TPR Co. Ltd.	112,751	1,864,883
#	Traders Holdings Co. Ltd.	84,219	438,730
	Trancom Co. Ltd.	35,042	1,556,685
#	Transaction Co. Ltd.	52,300	625,188
	Transcosmos, Inc.	74,400	1,712,989
	TRE Holdings Corp.	158,412	1,382,923
	Treasure Factory Co. Ltd.	49,000	612,705
	Trend Micro, Inc. (4704 JP)	192,500	9,227,003
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	152,102
	Trinity Industrial Corp.	7,900	60,585
	Trusco Nakayama Corp.	156,022	2,525,654
	TS Tech Co. Ltd.	404,200	5,360,061
	TSI Holdings Co. Ltd.	271,990	1,631,824
	Tsubaki Nakashima Co. Ltd.	201,200	1,049,900
	Tsubakimoto Chain Co.	131,000	5,665,135
	Tsubakimoto Kogyo Co. Ltd.	52,200	714,864
#	Tsuburaya Fields Holdings, Inc.	157,800	1,660,346
	Tsugami Corp.	191,300	2,102,115
	Tsukada Global Holdings, Inc.	65,900	216,292
	Tsukishima Holdings Co. Ltd.	117,600	1,150,889
	Tsukuba Bank Ltd.	467,000	1,008,045
	Tsumura & Co.	147,800	3,918,667
	Tsuruha Holdings, Inc.	139,600	8,654,798
	Tsurumi Manufacturing Co. Ltd.	65,100	1,723,634
	Tsutsumi Jewelry Co. Ltd.	25,200	364,031
	Tsuzuki Denki Co. Ltd.	23,900	365,576
	TV Asahi Holdings Corp.	173,700	2,420,773
	Tv Tokyo Holdings Corp.	32,200	787,237
	TYK Corp.	55,000	158,581
	UACJ Corp.	164,214	4,675,572
	UBE Corp.	456,965	8,164,822
	Ubicom Holdings, Inc.	21,126	187,235
	Uchida Yoko Co. Ltd.	40,200	2,094,026
	Ukai Co. Ltd.	1,000	26,627
	ULS Group, Inc.	9,400	309,248
#	Ultrafabrics Holdings Co. Ltd.	16,000	124,683
	Ulvac, Inc.	88,600	5,429,132
	Umenohana Co. Ltd.	2,100	13,678
#	U-Next Holdings Co. Ltd.	75,900	2,613,896
	Unicharm Corp.	203,800	6,827,422
	Union Tool Co.	22,100	855,167
	Unipres Corp.	174,541	1,463,047
	United Arrows Ltd.	67,800	964,236
#	United Super Markets Holdings, Inc.	253,500	1,518,568
	UNITED, Inc.	71,400	389,519
#*	Unitika Ltd.	259,656	503,245
#	Universal Entertainment Corp.	133,700	1,363,824
	Urbanet Corp. Co. Ltd.	126,000	330,817
	User Local, Inc.	12,800	175,501
	Ushio, Inc.	414,700	5,946,619
	USS Co. Ltd.	812,500	7,328,349
	UT Group Co. Ltd.	116,400	2,521,397
#	V Technology Co. Ltd.	39,200	762,645

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	178,713	$3,039,621
	Valqua Ltd.	78,700	1,925,074
#	Value HR Co. Ltd.	66,800	686,942
	ValueCommerce Co. Ltd.	85,100	668,730
#*	V-Cube, Inc.	82,500	145,135
	Vector, Inc.	115,700	762,242
	Vertex Corp.	106,680	1,449,489
*	Village Vanguard Co. Ltd.	20,500	149,906
	Vision, Inc.	149,100	1,342,296
#*	Visional, Inc.	75,900	4,007,342
	Vital KSK Holdings, Inc.	209,685	1,840,415
	VT Holdings Co. Ltd.	376,800	1,309,939
	Wacoal Holdings Corp.	202,900	5,912,922
	Wacom Co. Ltd.	206,500	995,831
	Wakachiku Construction Co. Ltd.	39,400	887,619
	Wakita & Co. Ltd.	203,400	2,271,697
	Warabeya Nichiyo Holdings Co. Ltd.	80,000	1,381,224
#	Waseda Academy Co. Ltd.	17,100	186,288
#	Watahan & Co. Ltd.	79,400	979,747
	WATAMI Co. Ltd.	37,700	237,896
#	Watts Co. Ltd.	35,100	186,369
	Wavelock Holdings Co. Ltd.	19,300	83,190
	WDB Holdings Co. Ltd.	35,600	435,410
	WDI Corp.	2,100	44,827
#	Wealth Management, Inc.	5,800	38,741
	Weathernews, Inc.	16,700	637,431
	Welcia Holdings Co. Ltd.	252,187	3,377,558
	Wellneo Sugar Co. Ltd.	48,500	756,545
	Wellnet Corp.	50,400	242,902
#	West Holdings Corp.	147,606	2,274,666
	West Japan Railway Co.	384,000	7,559,821
	Will Group, Inc.	76,100	526,143
*	WingArc1st, Inc.	59,400	1,106,810
	WIN-Partners Co. Ltd.	2,600	21,249
#	Wood One Co. Ltd.	30,574	184,875
#	Workman Co. Ltd.	42,400	1,212,002
	World Co. Ltd.	86,100	1,289,255
	World Holdings Co. Ltd.	51,000	742,936
	Wowow, Inc.	12,600	97,242
#*	W-Scope Corp.	86,200	277,471
	Xebio Holdings Co. Ltd.	132,757	1,070,894
	Yahagi Construction Co. Ltd.	116,300	1,296,990
	Yakult Honsha Co. Ltd.	142,800	2,928,173
	YAKUODO Holdings Co. Ltd.	42,500	799,426
	YAMABIKO Corp.	168,640	2,389,261
	YAMADA Consulting Group Co. Ltd.	29,800	433,934
	Yamada Holdings Co. Ltd.	1,862,329	5,650,380
	Yamae Group Holdings Co. Ltd.	13,900	217,459
	Yamagata Bank Ltd.	128,399	994,120
	Yamaguchi Financial Group, Inc.	651,900	8,103,724
	Yamaha Corp.	242,199	5,756,850
	Yamaha Motor Co. Ltd.	3,172,500	29,542,244
	Yamaichi Electronics Co. Ltd.	126,500	2,696,447
#	Yamami Co.	8,700	199,919
	Yamanashi Chuo Bank Ltd.	121,900	1,641,601
#	Yamashina Corp.	95,900	50,773
	Yamashin-Filter Corp.	51,500	150,036
	Yamatane Corp.	45,100	979,639
	Yamato Corp.	82,500	550,918

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Holdings Co. Ltd.	256,800	$3,118,857
	Yamato Kogyo Co. Ltd.	112,100	5,924,110
#	Yamaura Corp.	24,100	208,731
#	Yamaya Corp.	14,210	297,654
	Yamazaki Baking Co. Ltd.	129,100	3,192,070
	Yamazen Corp.	230,700	2,386,357
	Yaoko Co. Ltd.	94,800	5,798,016
	Yashima Denki Co. Ltd.	42,800	491,638
	Yaskawa Electric Corp.	258,500	8,996,786
	Yasuda Logistics Corp.	75,700	806,494
#	YE DIGITAL Corp.	43,600	223,664
	Yellow Hat Ltd.	150,200	2,629,425
	Yodogawa Steel Works Ltd.	105,200	3,955,847
	Yokogawa Bridge Holdings Corp.	140,100	2,535,338
	Yokogawa Electric Corp.	250,400	6,338,183
	Yokohama Rubber Co. Ltd.	532,300	12,098,827
#	Yokorei Co. Ltd.	232,600	1,682,044
	Yokowo Co. Ltd.	77,900	1,004,425
	Yomeishu Seizo Co. Ltd.	22,000	348,376
	Yondenko Corp.	39,460	1,004,957
#	Yondoshi Holdings, Inc.	63,900	835,589
	Yonex Co. Ltd.	178,900	2,613,013
	Yorozu Corp.	132,110	1,013,644
#*	Yoshimura Food Holdings KK	33,200	354,316
#	Yoshinoya Holdings Co. Ltd.	176,000	3,386,715
	Yossix Holdings Co. Ltd.	8,500	172,825
	Yotai Refractories Co. Ltd.	54,400	659,871
	Yuasa Funashoku Co. Ltd.	2,900	71,774
	Yuasa Trading Co. Ltd.	74,100	2,764,511
	Yuken Kogyo Co. Ltd.	4,500	72,812
	Yukiguni Maitake Co. Ltd.	83,218	566,091
	Yurtec Corp.	208,600	2,099,332
	Yushin Precision Equipment Co. Ltd.	50,000	236,160
	Yushiro Chemical Industry Co. Ltd.	42,100	504,016
#	Yutaka Foods Corp.	4,000	54,003
	Zaoh Co. Ltd.	18,400	309,694
	Zenitaka Corp.	11,800	327,811
	Zenkoku Hosho Co. Ltd.	189,400	7,834,421
	Zenrin Co. Ltd.	132,250	850,714
#	Zensho Holdings Co. Ltd.	172,797	7,033,494
	Zeon Corp.	550,100	4,858,522
	ZERIA Pharmaceutical Co. Ltd.	66,200	966,940
	ZIGExN Co. Ltd.	233,100	901,578
	Zojirushi Corp.	21,500	215,307
#	ZOZO, Inc.	246,900	7,227,980
#	Zuiko Corp.	67,735	499,315
TOTAL JAPAN			7,371,923,368
NETHERLANDS — (3.6%)
	Aalberts NV	524,441	20,053,372
Ω	ABN AMRO Bank NV, GDR	981,642	17,136,378
#	Acomo NV	97,369	1,820,316
*Ω	Adyen NV	23,926	29,267,195
	Aegon Ltd. (AEG US)	540,454	3,485,929
	Aegon Ltd. (AGN NA)	4,754,315	30,766,374
	Akzo Nobel NV	358,496	22,166,586
#*Ω	Alfen NV	12,665	234,159
	Allfunds Group PLC	322,331	1,937,354
#	AMG Critical Materials NV	116,143	1,975,794

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Aperam SA	244,037	$6,631,340
	Arcadis NV	327,713	23,405,633
#	ArcelorMittal SA (MT US)	862,420	19,714,926
	ASM International NV	82,491	56,755,538
	ASML Holding NV (ASML NA)	126,227	117,538,958
	ASML Holding NV (ASML US)	180,734	169,293,538
	ASR Nederland NV	600,547	30,172,827
*	Avantium NV	33,230	89,459
Ω	B&S Group SARL	112,227	574,561
#*Ω	Basic-Fit NV	115,920	2,804,294
	BE Semiconductor Industries NV	145,014	18,681,372
#	Brunel International NV	83,953	957,101
	Coca-Cola Europacific Partners PLC	270,395	19,890,418
	Corbion NV	312,318	6,991,335
Ω	CTP NV	160,097	2,804,897
	Flow Traders Ltd.	162,291	2,705,475
	ForFarmers NV	188,702	596,342
	Fugro NV	492,014	13,140,700
	HAL Trust	147	18,160
	Heineken NV	198,686	17,631,545
	IMCD NV	163,162	23,461,623
#	ING Groep NV (ING US), Sponsored ADR	20,890	378,735
	ING Groep NV (INGA NA)	2,231,490	40,503,649
*	InPost SA	553,337	9,586,859
	JDE Peet's NV	188,712	4,149,908
#	Kendrion NV	75,865	1,016,892
	Koninklijke Ahold Delhaize NV (AD NA)	1,861,947	59,982,975
	Koninklijke BAM Groep NV	1,590,527	6,591,739
	Koninklijke Heijmans NV, CVA	143,047	4,135,927
	Koninklijke KPN NV	11,124,272	43,831,679
*	Koninklijke Philips NV (PHG US)	1,265,285	35,655,731
*	Koninklijke Philips NV (PHIA NA)	15,983	448,957
	Koninklijke Vopak NV	327,100	14,612,563
#	MFE-MediaForEurope NV (MFEB IM), Class B	288,322	1,337,421
	Nedap NV	23,651	1,492,290
	NN Group NV	833,029	41,804,860
#*	NX Filtration NV	3,533	21,653
	OCI NV	347,967	8,386,138
#*	Pharming Group NV	2,233,900	1,933,728
*	Pluxee NV	95,284	2,233,442
#	PostNL NV	614,645	907,525
	Prosus NV (PRX NA)	819,375	28,582,489
	Qiagen NV (QGEN US)	53,135	2,363,976
	Qiagen NV (QIA GR)	141,960	6,316,360
	Randstad NV	387,527	18,874,486
	SBM Offshore NV	780,022	12,641,232
*	SIF Holding NV	9,744	131,851
Ω	Signify NV	626,400	15,506,142
#	Sligro Food Group NV	112,908	1,500,461
	TKH Group NV, CVA	212,947	9,331,702
#*	TomTom NV	240,858	1,321,501
	Universal Music Group NV	1,183,029	28,185,043
	Van Lanschot Kempen NV, CVA	105,539	4,567,653
	Wolters Kluwer NV	640,891	107,291,105
TOTAL NETHERLANDS			1,178,330,171
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	655,037	3,092,081
#	Air New Zealand Ltd.	6,435,747	2,220,046

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Arvida Group Ltd.	1,502,860	$1,452,311
	Auckland International Airport Ltd.	705,493	3,142,755
#	Channel Infrastructure NZ Ltd.	1,046,457	920,475
	Chorus Ltd. (CHRYY US), ADR	10,186	238,556
#	Chorus Ltd. (CNU NZ)	2,050,462	9,646,948
	Comvita Ltd.	26,297	17,211
	Contact Energy Ltd.	843,376	4,267,259
	EBOS Group Ltd.	153,017	3,283,020
*	Eroad Ltd.	50,575	39,302
#	Fisher & Paykel Healthcare Corp. Ltd.	364,144	7,029,739
#	Fletcher Building Ltd. (FBU AU)	94,146	178,506
#	Fletcher Building Ltd. (FBU NZ)	2,129,548	3,969,073
	Fonterra Co.-operative Group Ltd.	222,240	523,424
	Freightways Group Ltd.	651,817	3,531,490
	Genesis Energy Ltd.	1,588,891	2,096,614
*	Gentrack Group Ltd.	111,983	700,958
	Hallenstein Glasson Holdings Ltd.	164,912	581,398
#	Heartland Group Holdings Ltd.	3,027,145	1,922,943
	Infratil Ltd.	520,668	3,344,911
#	Investore Property Ltd.	533,047	368,483
#	KMD Brands Ltd.	3,052,751	809,377
#	Mainfreight Ltd.	99,487	4,416,685
#	Manawa Energy Ltd.	153,523	393,279
	Mercury NZ Ltd.	438,554	1,798,188
	Meridian Energy Ltd.	578,981	2,243,542
	Napier Port Holdings Ltd.	15,243	21,947
#	NZME Ltd. (NZM AU)	1,016,313	635,719
	NZX Ltd.	1,111,530	776,871
*	Oceania Healthcare Ltd.	2,376,350	1,103,251
	PGG Wrightson Ltd.	15,190	17,842
	Port of Tauranga Ltd.	442,610	1,455,198
	Rakon Ltd.	220,288	118,044
#*	Restaurant Brands New Zealand Ltd.	111,871	203,468
*	Ryman Healthcare Ltd.	1,011,127	2,733,162
	Sanford Ltd.	282,603	697,994
	Scales Corp. Ltd.	370,798	778,913
*	Serko Ltd.	66,043	141,905
#	Skellerup Holdings Ltd.	697,270	1,849,361
	SKY Network Television Ltd.	847,089	1,280,304
#	SKYCITY Entertainment Group Ltd.	3,004,704	2,784,844
	Spark New Zealand Ltd.	1,726,953	4,438,239
#	Steel & Tube Holdings Ltd.	731,601	440,659
	Summerset Group Holdings Ltd.	1,103,031	7,361,663
*	Synlait Milk Ltd.	26,192	4,535
#	Tourism Holdings Ltd.	656,056	861,907
#	TOWER Ltd.	1,285,144	857,518
#	Turners Automotive Group Ltd.	10,470	27,456
	Vector Ltd.	299,188	668,479
#*	Vista Group International Ltd.	374,071	537,134
	Vulcan Steel Ltd.	2,180	8,920
#	Warehouse Group Ltd.	451,457	378,891
TOTAL NEW ZEALAND			92,412,798
NORWAY — (0.8%)
	2020 Bulkers Ltd.	61,729	843,407
	ABG Sundal Collier Holding ASA	1,554,858	936,896
	AF Gruppen ASA	95,970	1,184,362
#*	Agilyx ASA	30,983	96,015
*	Akastor ASA	541,565	821,992

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Aker ASA, Class A	16,274	$954,660
#*	Aker BioMarine ASA	2,119	18,670
	Aker BP ASA	567,338	13,737,622
#*	Aker Carbon Capture ASA	161,568	94,309
	Aker Solutions ASA	656,573	3,132,607
	AMSC ASA	271,584	785,846
*	Archer Ltd.	84,102	209,345
*	ArcticZymes Technologies ASA	45,019	109,384
	Atea ASA	310,521	4,132,450
	Austevoll Seafood ASA	300,232	2,479,512
*Ω	AutoStore Holdings Ltd.	160,654	202,493
Ω	Avance Gas Holding Ltd.	92,931	1,428,114
	Awilco LNG AS	67,683	50,719
*	Axactor ASA	759,920	281,820
	B2 Impact ASA	936,381	736,549
	Bakkafrost P	21,909	1,144,410
	Belships ASA	472,736	996,668
*	Bluenord ASA	24,429	1,141,265
	Bonheur ASA	107,604	2,805,525
	Borr Drilling Ltd.	310,032	2,123,719
	Borregaard ASA	320,614	5,490,460
	Bouvet ASA	187,532	1,090,028
	BW Offshore Ltd.	711,538	1,983,296
*	Cadeler AS (CADLR NO)	162,186	1,047,965
	Carasent ASA	2,705	4,484
#*	Cavendish Hydrogen ASA	37,943	64,698
*	Cloudberry Clean Energy ASA	405,947	434,133
#*Ω	Crayon Group Holding ASA	98,270	1,172,407
	DNB Bank ASA	703,486	14,534,047
	DNO ASA	3,436,200	3,499,272
*Ω	Elkem ASA	833,792	1,740,072
*	Elliptic Laboratories ASA	49,251	56,107
Ω	Elmera Group ASA	248,985	774,915
	Elopak ASA	173,128	618,983
*	Ensurge Micropower ASA	682,831	94,499
*Ω	Entra ASA	52,679	592,161
	Equinor ASA	1,320,048	34,955,129
Ω	Europris ASA	640,253	3,820,168
#*	FLEX LNG Ltd. (FLNG NO)	68,867	1,856,714
	FLEX LNG Ltd. (FLNG US)	2,943	79,167
	Frontline PLC	271,218	6,685,907
*	Gaming Innovation Group, Inc.	112,692	309,121
	Gjensidige Forsikring ASA	28,359	479,771
	Golar LNG Ltd.	19,800	691,020
	Golden Ocean Group Ltd.	372,533	4,630,051
#	Grieg Seafood ASA	254,394	1,483,891
	Hafnia Ltd.	480,431	3,806,667
*	Hermana Holding ASA	63,406	15,226
*	Hexagon Composites ASA	318,507	970,303
#*	Hexagon Purus ASA	170,709	150,041
	Hoegh Autoliners ASA	176,663	1,931,034
	Itera ASA	52,344	55,165
Ω	Kid ASA	112,190	1,353,151
	Kitron ASA	556,459	1,855,235
Ω	Klaveness Combination Carriers ASA	88,158	838,481
*	Kongsberg Automotive ASA	4,319,752	650,951
	Kongsberg Gruppen ASA	41,916	4,214,848
	Leroy Seafood Group ASA	374,183	1,625,091
*	LINK Mobility Group Holding ASA	1,018,782	1,947,289

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Magnora ASA	63,406	$188,764
	Medistim ASA	6,350	97,131
*	Morrow Bank ASA	109,423	54,140
	Mowi ASA	240,479	4,058,923
	MPC Container Ships ASA	1,706,696	3,580,694
Ω	Multiconsult ASA	31,971	488,919
*	Nekkar ASA	104,908	106,678
#*	NEL ASA	1,897,209	1,022,182
	Norbit ASA	29,906	220,921
*	Nordic Semiconductor ASA	48,348	597,985
	Norsk Hydro ASA	1,007,141	5,586,466
#Ω	Norske Skog ASA	196,602	730,006
#*	Northern Ocean Ltd.	39,056	26,096
#*	Norwegian Air Shuttle ASA	150,444	157,004
*	NRC Group ASA	16,222	15,464
	Odfjell Drilling Ltd.	499,918	2,612,590
	Odfjell SE, Class A	59,941	912,973
	Odfjell Technology Ltd.	102,965	585,407
#*	OKEA ASA	212,042	466,357
Ω	Okeanis Eco Tankers Corp.	73,685	2,363,455
	Olav Thon Eiendomsselskap ASA	23,024	493,597
	Orkla ASA	251,763	2,124,752
	Panoro Energy ASA	308,248	932,343
	Pareto Bank ASA	51,733	317,408
	Pexip Holding ASA	210,667	585,962
*	PhotoCure ASA	2,635	13,357
	Protector Forsikring ASA	150,546	3,111,182
	Rana Gruber ASA	104,952	702,114
#*	REC Silicon ASA	436,955	358,624
	Salmar ASA	31,059	1,786,999
#*	Salmon Evolution ASA	380,665	262,694
*	SATS ASA	228,630	360,009
*Ω	Scatec ASA	438,224	3,537,186
#	Schibsted ASA (SCHA NO), Class A	66,799	1,919,115
	Schibsted ASA (SCHB NO), Class B	93,719	2,547,538
*	SD Standard ETC PLC	132,941	20,111
*	Sea1 offshore, Inc.	51,334	147,235
	Selvaag Bolig ASA	136,379	471,208
#*Ω	Shelf Drilling Ltd.	619,621	1,283,154
*	SmartCraft ASA	14,617	40,985
	Solstad Maritime Holding AS	40,084	43,425
#*	Solstad Offshore ASA	40,084	160,890
	SpareBank 1 Helgeland	808	9,403
	Sparebank 1 Oestlandet	20,847	287,206
	SpareBank 1 Sorost-Norge	8,432	55,486
	SpareBank 1 SR-Bank ASA	369,219	4,739,888
	Sparebanken More	11,056	85,934
	Sparebanken Sor	740	11,166
	Stolt-Nielsen Ltd.	128,444	5,037,244
	Storebrand ASA	1,124,450	11,286,059
	Subsea 7 SA	451,255	8,679,897
	Telenor ASA	358,498	4,274,206
	TGS ASA	614,960	7,519,814
	TOMRA Systems ASA	144,686	2,384,902
	Var Energi ASA	593,287	1,889,984
	Veidekke ASA	441,774	4,938,459
*	Volue ASA	24,864	92,834
	Wallenius Wilhelmsen ASA	297,461	2,765,867
	Wilh Wilhelmsen Holding ASA, Class A	53,127	1,881,650

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*Ω	XXL ASA	46,391	$359,009
	Yara International ASA	155,278	4,423,303
#*	Zaptec ASA	62,455	65,811
TOTAL NORWAY			253,930,472
PORTUGAL — (0.3%)
#	Altri SGPS SA	405,262	2,203,068
	Banco Comercial Portugues SA, Class R	41,779,238	17,612,145
	Corticeira Amorim SGPS SA	21,633	212,911
	CTT-Correios de Portugal SA	231,946	1,048,196
	EDP Renovaveis SA	425,988	6,622,423
	EDP SA (EDP PL)	2,329,826	9,602,297
#	EDP SA (EDPFY US), Sponsored ADR	7,202	296,650
	Galp Energia SGPS SA	1,675,971	35,239,654
*	Greenvolt-Energias Renovaveis SA	75,267	677,908
#	Ibersol SGPS SA	24,255	183,156
	Jeronimo Martins SGPS SA	360,889	6,305,676
	Mota-Engil SGPS SA	594,165	2,331,320
	Navigator Co. SA	1,092,030	4,430,838
	NOS SGPS SA	906,485	3,487,671
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	2,973,644
	Semapa-Sociedade de Investimento e Gestao	5,431	87,881
	Sonae SGPS SA	5,282,534	5,388,265
TOTAL PORTUGAL			98,703,703
SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
#*	AEM Holdings Ltd.	973,712	1,228,464
*	Avarga Ltd.	1,648,100	237,730
	Aztech Global Ltd.	575,400	461,760
	Banyan Tree Holdings Ltd.	733,700	212,050
*††	Best World International Ltd.	328,557	617,228
	Bonvests Holdings Ltd.	51,600	37,029
	Boustead Singapore Ltd.	1,366,767	1,023,216
	BRC Asia Ltd.	9,300	16,012
	Bukit Sembawang Estates Ltd.	678,300	1,715,865
	Bund Center Investment Ltd.	316,000	88,463
Ω	BW LPG Ltd.	529,372	8,604,570
	Capitaland India Trust	2,983,221	2,436,609
	CapitaLand Investment Ltd.	3,088,600	6,262,238
#	Centurion Corp. Ltd.	950,600	451,494
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	789,185
	China Sunsine Chemical Holdings Ltd.	3,162,900	909,480
	City Developments Ltd.	1,542,600	6,149,814
	Civmec Ltd.	327,100	238,698
	ComfortDelGro Corp. Ltd.	5,435,969	5,702,961
*	COSCO Shipping International Singapore Co. Ltd.	3,731,200	413,410
*	Creative Technology Ltd.	27,000	25,515
#	CSE Global Ltd.	1,577,846	561,557
	DBS Group Holdings Ltd.	1,692,847	46,389,781
*	Del Monte Pacific Ltd.	2,501,782	154,941
#	Delfi Ltd.	630,800	396,455
#	DFI Retail Group Holdings Ltd.	920,900	1,610,585
	Dyna-Mac Holdings Ltd.	1,475,200	629,839
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	714,134
	First Resources Ltd.	2,296,900	2,547,849

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Food Empire Holdings Ltd.	1,029,400	$778,674
#	Frasers Property Ltd.	1,146,900	702,211
#	Frencken Group Ltd.	1,501,400	1,470,828
*	Fu Yu Corp. Ltd.	2,514,200	233,830
*	Gallant Venture Ltd.	2,485,000	208,177
	Genting Singapore Ltd.	4,131,000	2,625,056
#	Geo Energy Resources Ltd.	3,320,700	720,356
	Golden Agri-Resources Ltd.	30,291,169	6,225,133
	GP Industries Ltd.	174,000	65,283
	Grand Venture Technology Ltd.	25,000	10,695
	GSH Corp. Ltd.	52,560	6,685
	GuocoLand Ltd.	1,179,321	1,306,756
	Haw Par Corp. Ltd.	355,000	2,771,857
	Hiap Hoe Ltd.	128,000	58,060
	Ho Bee Land Ltd.	1,013,100	1,411,460
	Hong Fok Corp. Ltd.	1,718,488	1,042,036
#	Hong Leong Asia Ltd.	2,852,000	1,524,136
	Hong Leong Finance Ltd.	127,900	232,394
	Hongkong Land Holdings Ltd.	1,968,200	6,356,522
	Hotel Grand Central Ltd.	183,373	100,901
	Hour Glass Ltd.	709,500	839,108
	Hutchison Port Holdings Trust	21,608,400	2,637,629
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	315,300	1,769,302
	Indofood Agri Resources Ltd.	10,819,700	2,385,773
#	InnoTek Ltd.	433,700	175,817
#	ISDN Holdings Ltd.	464,153	102,472
#*	Japfa Ltd.	2,966,480	732,175
#	Jardine Cycle & Carriage Ltd.	325,297	6,334,145
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,677,857	3,123,354
	Keppel Ltd.	1,932,600	9,618,290
	KSH Holdings Ltd.	555,650	82,534
	Low Keng Huat Singapore Ltd.	293,000	64,807
	Mandarin Oriental International Ltd.	201,600	332,685
#	Marco Polo Marine Ltd.	7,705,400	335,050
	Metro Holdings Ltd.	1,879,500	689,455
	Mewah International, Inc.	47,900	9,814
#*††	Midas Holdings Ltd.	4,664,147	0
*	mm2 Asia Ltd.	3,954,000	50,434
#	Nanofilm Technologies International Ltd.	435,700	278,378
	Netlink NBN Trust	4,104,600	2,611,707
	NSL Ltd.	75,000	40,709
*	Oceanus Group Ltd.	1,015,400	6,773
#	Olam Group Ltd.	2,140,375	1,856,040
	OUE Ltd.	1,147,100	894,591
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	23,625,551
#*	Oxley Holdings Ltd.	5,872,996	355,943
	Pan-United Corp. Ltd.	390,200	156,023
#	Propnex Ltd.	599,800	370,356
	PSC Corp. Ltd.	215,900	54,107
#	Q&M Dental Group Singapore Ltd.	1,415,140	296,591
	QAF Ltd.	1,141,965	696,555
*	Raffles Education Ltd.	1,268,327	44,670
	Raffles Medical Group Ltd.	2,972,963	2,089,968
#*	Rex International Holding Ltd.	732,400	56,819
	Riverstone Holdings Ltd.	1,236,400	883,229
#	Samudera Shipping Line Ltd.	815,900	504,685
	SATS Ltd.	398,421	979,447

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	SBS Transit Ltd.	77,700	$144,369
#*	Seatrium Ltd.	5,384,591	6,780,488
	Sembcorp Industries Ltd.	2,595,100	9,278,959
	Sheng Siong Group Ltd.	2,739,200	3,154,844
	SHS Holdings Ltd.	842,400	75,103
	SIA Engineering Co. Ltd.	242,700	415,991
#	Silverlake Axis Ltd.	627,800	136,187
	Sinarmas Land Ltd.	4,896,900	595,372
	Sing Holdings Ltd.	392,300	98,346
#	Singapore Airlines Ltd.	2,243,500	11,724,328
	Singapore Exchange Ltd.	1,508,100	11,119,073
	Singapore Land Group Ltd.	560,723	743,251
	Singapore Post Ltd.	5,712,616	1,883,343
	Singapore Shipping Corp. Ltd.	143,035	26,211
	Singapore Technologies Engineering Ltd.	2,257,000	7,472,424
	Singapore Telecommunications Ltd.	801,350	1,856,461
	Stamford Land Corp. Ltd.	2,667,176	759,302
	StarHub Ltd.	2,431,810	2,310,565
#	Straits Trading Co. Ltd.	659,918	677,062
	Swiber Holdings Ltd.	1,301,500	0
#*††	Swiber Holdings Ltd. (SWIB SP)	1,301,500	0
#	Thomson Medical Group Ltd.	5,667,600	212,000
	Tiong Woon Corp. Holding Ltd.	160,750	59,639
#	Tuan Sing Holdings Ltd.	3,747,318	631,185
	UMS Holdings Ltd.	2,852,908	2,397,843
	United Overseas Bank Ltd.	1,510,989	36,639,489
	United Overseas Insurance Ltd.	1,900	10,360
	UOB-Kay Hian Holdings Ltd.	1,402,215	1,445,489
	UOL Group Ltd.	1,230,488	4,971,561
	Valuetronics Holdings Ltd.	2,654,260	1,280,911
	Venture Corp. Ltd.	606,200	6,862,409
	Vicom Ltd.	9,600	9,916
	Wee Hur Holdings Ltd.	917,300	158,511
	Wilmar International Ltd.	3,580,400	8,537,584
	Wing Tai Holdings Ltd.	2,175,624	2,214,267
	Yangzijiang Shipbuilding Holdings Ltd.	7,417,700	14,956,013
	Yeo Hiap Seng Ltd.	64,554	26,071
TOTAL SINGAPORE			323,227,895
SPAIN — (2.3%)
	Acciona SA	93,084	12,067,737
	Acerinox SA	738,861	7,763,581
#	ACS Actividades de Construccion y Servicios SA	768,699	34,342,913
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	914,106
Ω	Aena SME SA	89,799	17,061,688
	Alantra Partners SA	2,662	23,751
	Almirall SA	269,001	2,681,631
	Amadeus IT Group SA	603,233	39,729,422
#*	Amper SA	1,932,285	202,894
	Atresmedia Corp. de Medios de Comunicacion SA	376,300	1,902,548
*	Audax Renovables SA	60,043	118,685
	Azkoyen SA	55,415	381,216
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	68,098,050
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,966,312	20,724,928
	Banco de Sabadell SA	20,339,535	42,921,392
	Banco Santander SA (SAN SM)	11,550,342	55,720,552
	Banco Santander SA (SAN US), Sponsored ADR	93,721	454,547
	Bankinter SA	2,865,168	24,472,682

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	5,959,582	$34,757,702
Ω	Cellnex Telecom SA	315,873	11,016,610
	Cia de Distribucion Integral Logista Holdings SA	328,968	9,742,113
#	CIE Automotive SA	232,069	6,778,599
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	3,259,546
	Corp. ACCIONA Energias Renovables SA	92,358	1,950,592
*	Distribuidora Internacional de Alimentacion SA	35,346,869	485,828
#*	Duro Felguera SA	57,344	33,753
	Ebro Foods SA	200,043	3,468,753
*	eDreams ODIGEO SA	114,820	838,315
	Elecnor SA	103,773	2,250,994
#	Enagas SA	689,419	10,335,738
*	Ence Energia y Celulosa SA	475,928	1,672,079
	Endesa SA	621,334	12,056,488
	Ercros SA	552,483	2,315,493
	Faes Farma SA	1,157,173	4,430,071
	Ferrovial SE	108,057	4,296,968
	Fluidra SA	239,633	5,338,716
Ω	Gestamp Automocion SA	807,642	2,342,401
Ω	Global Dominion Access SA	403,380	1,317,538
*	Grifols SA	148,821	1,503,173
	Grupo Catalana Occidente SA	139,847	6,045,936
	Grupo Empresarial San Jose SA	77,918	376,210
	Iberdrola SA	2,044,166	26,999,741
	Iberpapel Gestion SA	151	3,064
	Iberpapel Gestion SA (IBG SM)	7,555	153,662
	Indra Sistemas SA	638,724	12,808,897
	Industria de Diseno Textil SA	873,477	42,441,253
	Laboratorios Farmaceuticos Rovi SA	122,276	11,764,687
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	762,576	913,503
	Mapfre SA	3,959,364	9,595,247
	Melia Hotels International SA	359,462	2,752,338
	Miquel y Costas & Miquel SA	137,551	1,896,093
#	Naturgy Energy Group SA	191,332	4,607,998
Ω	Neinor Homes SA	79,415	1,117,246
#*	Obrascon Huarte Lain SA	1,464,877	508,526
*	Oryzon Genomics SA	17,553	35,305
	Pharma Mar SA	11,766	494,814
	Prim SA	6,913	81,174
#*	Promotora de Informaciones SA, Class A	739,421	276,463
#Ω	Prosegur Cash SA	443,946	256,035
	Realia Business SA	722,094	767,619
	Redeia Corp. SA	769,817	13,668,004
	Repsol SA (REP SM)	4,337,225	61,861,492
	Repsol SA (REPYY US), Sponsored ADR	93,826	1,333,260
	Sacyr SA	2,131,933	7,532,081
*	Solaria Energia y Medio Ambiente SA	261,523	3,123,058
#*	Soltec Power Holdings SA	5,663	13,316
Ω	Talgo SA	183,992	834,091
*	Tecnicas Reunidas SA	20,286	253,087
#	Telefonica SA (TEF SM)	15,385,994	69,686,838
#	Telefonica SA (TEF US), Sponsored ADR	290,241	1,317,694
#	Tubacex SA	444,576	1,383,909
#*	Tubos Reunidos SA	28,836	19,875
Ω	Unicaja Banco SA	3,920,205	5,276,662
	Vidrala SA	73,137	7,611,544
	Viscofan SA	174,597	11,641,754
	Vocento SA	126,195	111,880
TOTAL SPAIN			759,338,149

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.8%)
	AAK AB	166,713	$4,797,509
Ω	AcadeMedia AB	497,312	2,556,355
	AddLife AB, Class B	311,911	4,573,188
	Addnode Group AB	298,132	2,962,846
	AddTech AB, Class B	358,034	11,553,351
	AFRY AB	313,675	5,685,638
	Alfa Laval AB	132,094	5,840,673
Ω	Alimak Group AB	154,649	1,639,483
	Alleima AB	500,742	3,638,872
	Alligo AB, Class B	116,445	1,532,081
Ω	Ambea AB	300,728	2,241,932
*	Annehem Fastigheter AB, Class B	337,966	610,573
#	AQ Group AB	145,766	1,941,547
	Arise AB	108,021	529,182
	Arjo AB, Class B	850,128	3,294,797
	Assa Abloy AB, Class B	324,022	9,867,862
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	36,352,764
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	18,223,544
	Atrium Ljungberg AB, Class B	115,534	2,471,204
Ω	Attendo AB	427,335	1,869,721
#	Avanza Bank Holding AB	331,218	7,440,424
	Axfood AB	238,855	5,924,004
	Balco Group AB	13,631	53,456
	Beijer Alma AB	149,600	3,065,379
#	Beijer Ref AB	224,145	3,559,340
	Bergman & Beving AB	131,120	3,882,581
	Betsson AB, Class B	713,859	8,496,987
#*	Better Collective AS	97,603	2,235,170
*	BHG Group AB	244,808	361,279
	Bilia AB, Class A	399,410	4,971,307
	Billerud Aktiebolag	845,413	8,512,966
*Ω	BioArctic AB	17,225	258,118
	BioGaia AB, Class B	214,606	2,557,758
	Biotage AB	136,394	2,554,460
	Bjorn Borg AB	94,604	521,522
	Boliden AB	530,095	16,211,681
*	Bonava AB, Class B	1,213,672	993,026
*Ω	Boozt AB	31,308	320,343
Ω	Bravida Holding AB	276,246	2,235,982
	BTS Group AB, Class B	400	11,888
	Bufab AB	135,363	5,644,141
	Bulten AB	78,358	569,126
	Bure Equity AB	289,673	10,852,422
	Byggmax Group AB	285,615	996,093
#*	Camurus AB	65,095	4,119,586
*	Castellum AB	361,326	4,526,225
	Catella AB	125,475	355,104
	Catena AB	83,708	4,261,422
#*	Catena Media PLC	286,497	177,696
*	Cavotec SA	3,925	7,796
	Cellavision AB	24,753	591,060
	Cibus Nordic Real Estate AB publ	52,909	826,412
#*	Cint Group AB	206,599	205,131
	Clas Ohlson AB, Class B	233,515	3,709,571
	Cloetta AB, Class B	1,328,323	2,849,818
#	Concentric AB	175,826	2,702,546
Ω	Coor Service Management Holding AB	248,560	1,002,437
#	Corem Property Group AB (COREB SS), Class B	1,910,054	1,705,697
	Corem Property Group AB (CORED SS), Class D	4,533	107,178

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	CTT Systems AB	5,652	$144,866
	Dios Fastigheter AB	285,540	2,291,942
Ω	Dometic Group AB	916,537	6,288,379
*Ω	Dustin Group AB	1,137,082	1,223,999
	Eastnine AB	412,784	1,705,099
#	Elanders AB, Class B	22,142	207,926
*	Electrolux AB, Class B	426,620	3,800,078
	Electrolux Professional AB, Class B	684,693	4,309,923
#	Elekta AB, Class B	1,087,744	6,828,974
*Ω	Eltel AB	80,003	55,016
*	Embracer Group AB	757,658	1,938,620
*	Enea AB	70,527	562,904
#	Engcon AB	27,535	269,254
	Eolus Vind AB, Class B	5,761	37,665
	Ependion AB	15,338	174,795
	Epiroc AB (EPIA SS), Class A	480,492	8,968,562
	Epiroc AB (EPIB SS), Class B	290,081	4,877,542
	Essity AB (ESSITYA SS), Class A	32,246	906,005
	Essity AB (ESSITYB SS), Class B	578,666	16,269,956
Ω	Evolution AB	114,319	11,073,995
	Ework Group AB	35,343	473,817
	Fabege AB	311,394	2,611,234
	Fagerhult Group AB	204,664	1,252,213
#*	Fastighets AB Balder, Class B	678,942	5,006,746
*	Fastighets AB Trianon	18,381	40,698
*	Fastighetsbolaget Emilshus AB, Class B	9,174	35,141
	FastPartner AB (FPARA SS), Class A	71,498	465,090
#	Fenix Outdoor International AG	8,674	503,689
*	Ferronordic AB	4,364	32,517
	Fortnox AB	888,213	5,491,418
	G5 Entertainment AB	22,820	268,853
	Getinge AB, Class B	281,095	5,489,182
	Granges AB	544,684	6,649,442
*Ω	Green Landscaping Group AB	9,902	74,587
#	H & M Hennes & Mauritz AB, Class B	650,420	10,118,872
#	Hanza AB	119,867	668,363
	Heba Fastighets AB, Class B	80,635	246,437
	Hemnet Group AB	189,766	7,031,093
	Hexagon AB, Class B	814,118	8,291,340
#*	Hexatronic Group AB	498,361	2,945,940
	Hexpol AB	658,545	7,365,138
	HMS Networks AB	114,070	4,437,761
*Ω	Hoist Finance AB	252,896	1,634,991
	Holmen AB (HOLMB SS), Class B	141,050	5,544,961
	Hufvudstaden AB, Class A	156,396	1,895,464
*	Humana AB	43,986	130,031
#	Husqvarna AB (HUSQA SS), Class A	67,098	459,532
	Husqvarna AB (HUSQB SS), Class B	737,615	4,981,221
	Indutrade AB	386,586	11,367,582
	Instalco AB	748,386	3,564,691
	International Petroleum Corp. (IPCO CN)	23,432	338,076
#*	International Petroleum Corp. (IPCO SS)	414,659	6,073,010
#	Intrum AB	264,978	1,036,029
	INVISIO AB	33,358	779,713
	Inwido AB	404,683	6,678,810
	ITAB Shop Concept AB	23,230	58,866
	JM AB	271,307	5,289,305
*	John Mattson Fastighetsforetagen AB	33,590	197,744
	Kabe Group AB, Class B	1,643	56,439

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Karnov Group AB	155,881	$1,114,537
#*	K-fast Holding AB	131,873	276,199
	Kindred Group PLC, SDR	841,467	9,942,322
*	Klarabo Sverige AB, Class B	6,305	11,426
	KNOW IT AB	134,536	2,049,094
	Lagercrantz Group AB, Class B	661,418	11,167,898
	Lifco AB, Class B	151,269	4,487,622
	Lime Technologies AB	19,689	663,768
	Lindab International AB	315,548	7,806,894
	Loomis AB	377,387	12,025,518
*	Maha Energy AB	5,355	4,249
*	Medcap AB	17,368	975,814
	Medicover AB, Class B	137,358	2,478,344
	MEKO AB	240,231	2,520,888
	Micro Systemation AB, Class B	45,756	181,818
*	Millicom International Cellular SA, SDR	646,834	16,102,711
*	Modern Times Group MTG AB, Class B	387,383	2,974,699
	Momentum Group AB	127,119	2,144,933
Ω	Munters Group AB	264,149	5,718,823
	Mycronic AB	162,226	5,688,644
#	NCAB Group AB	531,621	3,889,083
	NCC AB, Class B	413,256	6,380,566
	Nederman Holding AB	20,947	426,653
*	Net Insight AB, Class B	1,255,874	786,090
#	New Wave Group AB, Class B	479,115	5,073,757
#	Nibe Industrier AB, Class B	445,753	1,958,747
	Nilorngruppen AB, Class B	13,985	93,909
*	Nivika Fastigheter AB, Class B	6,750	29,035
*	Nobia AB	2,616,272	1,284,214
	Nolato AB, Class B	820,878	4,408,183
	Nordic Paper Holding AB	131,262	715,288
	Nordic Waterproofing Holding AB	76,509	1,151,288
	Nordnet AB publ	283,914	5,800,349
*	Norion Bank AB	260,502	987,160
*	Norva24 Group AB	20,777	59,728
*	Note AB	11,284	150,385
	NP3 Fastigheter AB	73,395	1,756,454
	Nyfosa AB	464,000	4,748,773
	OEM International AB, Class B	232,263	2,680,291
#*	Orron Energy AB	425,373	303,766
*	Ovzon AB	67,958	138,993
*	OX2 AB	103,409	572,785
	Pandox AB	302,606	5,613,726
	Peab AB, Class B	849,010	6,332,199
	Platzer Fastigheter Holding AB, Class B	76,641	701,054
	Prevas AB, Class B	23,751	321,729
*	Pricer AB, Class B	611,644	725,032
	Proact IT Group AB	138,942	2,078,323
	Ratos AB, Class B	1,064,305	3,424,478
	RaySearch Laboratories AB	131,837	1,675,065
	Rejlers AB	9,832	145,981
Ω	Resurs Holding AB	864,029	1,846,749
	Rottneros AB	395,433	418,088
	Rvrc Holding AB	162,838	672,322
	Saab AB, Class B	65,572	1,514,124
	Sagax AB (SAGAA SS), Class A	758	18,744
	Sagax AB (SAGAB SS), Class B	164,479	4,063,352
	Sandvik AB	799,878	16,374,959
	Scandi Standard AB	255,955	1,962,644

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Scandic Hotels Group AB	724,329	$4,408,385
*	Sdiptech AB, Class B	64,433	1,973,081
#	Sectra AB, Class B	303,136	6,902,162
	Securitas AB, Class B	846,191	9,102,986
*	Sedana Medical AB	108,158	241,022
*	Sensys Gatso Group AB	35,488	235,967
#	Serneke Group AB	9,232	26,362
*Ω	Sinch AB	2,255,607	6,113,662
	SinterCast AB	725	8,022
*	Sivers Semiconductors AB	463,046	219,940
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	23,345,847
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	228,389
	Skanska AB, Class B	581,598	11,371,267
	SKF AB (SKFA SS), Class A	44,341	824,286
	SKF AB (SKFB SS), Class B	557,621	10,366,654
	SkiStar AB	202,927	2,988,328
	Softronic AB, Class B	28,644	59,669
	Solid Forsakring AB	56,354	462,140
	SSAB AB (SSABA SS), Class A	520,610	2,685,928
	SSAB AB (SSABAH FH), Class A	89,315	459,640
#	SSAB AB (SSABB SS), Class B	1,321,022	6,695,872
	SSAB AB (SSABBH FH), Class B	505,629	2,568,945
*	Stendorren Fastigheter AB	20,612	361,123
*	Stillfront Group AB	1,884,319	1,575,504
	Storskogen Group AB, Class B	1,387,446	1,126,589
	Svenska Cellulosa AB SCA (SCAA SS), Class A	35,490	486,949
	Svenska Cellulosa AB SCA (SCAB SS), Class B	694,675	9,443,189
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	10,471,375
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	351,408
	Sweco AB, Class B	441,993	7,143,269
#	Swedbank AB, Class A	692,195	14,718,793
*	Swedish Orphan Biovitrum AB	186,313	4,854,080
	Synsam AB	78,898	370,961
	Systemair AB	217,977	1,644,908
	Tele2 AB, Class B	1,597,206	16,444,292
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	99,871	685,165
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	5,452,905	37,493,403
#	Telia Co. AB	6,172,333	17,939,099
	Tethys Oil AB	241,656	806,426
*	TF Bank AB	18,504	443,504
Ω	Thule Group AB	157,330	4,349,756
	Trelleborg AB, Class B	326,395	12,129,677
	Troax Group AB	127,037	2,885,626
#	Truecaller AB, Class B	592,004	1,875,012
	VBG Group AB, Class B	32,588	1,298,386
#*	Viaplay Group AB	170,328	14,825
	Vitec Software Group AB, Class B	57,723	3,019,647
	Vitrolife AB	169,356	3,642,213
	Volati AB	52,232	583,605
	Volvo AB (VOLVA SS), Class A	313,529	8,150,656
	Volvo AB (VOLVB SS), Class B	1,924,806	49,122,496
#*	Volvo Car AB, Class B	1,100,654	3,122,928
	Wallenstam AB, Class B	551,705	2,782,898
	Wihlborgs Fastigheter AB	637,411	6,456,358
	XANO Industri AB, Class B	19,406	147,708
TOTAL SWEDEN			929,932,439
SWITZERLAND — (7.8%)
	ABB Ltd.	1,147,832	63,712,263

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Accelleron Industries AG (ACLN SW)	362,880	$17,956,971
	Adecco Group AG	626,947	21,340,219
	Alcon, Inc. (ALC SW)	410,004	38,821,037
	Alcon, Inc. (ALC US)	332,251	31,231,556
	Allreal Holding AG	86,380	15,399,512
	ALSO Holding AG	31,820	9,647,535
*	ams-OSRAM AG	3,523,886	4,731,377
	APG SGA SA	4,201	946,063
*	Arbonia AG	250,748	3,627,855
*	Aryzta AG	4,987,265	9,547,696
	Ascom Holding AG	138,369	998,483
	Autoneum Holding AG	16,794	2,637,987
	Avolta AG	171,372	6,466,110
	Baloise Holding AG	204,919	36,672,565
	Banque Cantonale de Geneve	4,912	1,611,586
	Banque Cantonale Vaudoise	149,758	15,896,424
	Barry Callebaut AG	12,545	20,185,053
*	Basilea Pharmaceutica AG	17,486	791,496
	Belimo Holding AG	21,831	13,234,391
	Bell Food Group AG	10,575	2,993,642
	Bellevue Group AG	39,758	812,305
	Berner Kantonalbank AG	13,673	3,674,433
	BKW AG	54,681	9,891,324
	Bossard Holding AG, Class A	38,607	9,840,157
	Bucher Industries AG	37,549	15,212,189
	Burckhardt Compression Holding AG	11,872	8,271,824
	Burkhalter Holding AG	20,144	2,031,009
	Bystronic AG	6,391	2,298,983
#	Calida Holding AG	22,636	753,572
	Carlo Gavazzi Holding AG	1,409	424,893
	Cembra Money Bank AG	141,182	12,328,301
	Chocoladefabriken Lindt & Spruengli AG	66	8,172,673
#*	Cicor Technologies Ltd.	9,793	589,010
	Cie Financiere Richemont SA, Class A	366,231	55,861,694
	Cie Financiere Tradition SA	4,922	804,380
	Clariant AG	1,075,835	15,958,455
	Coltene Holding AG	13,772	752,727
	Comet Holding AG	20,212	8,098,555
	COSMO Pharmaceuticals NV	15,449	1,312,869
	CPH Group AG	211	16,193
	Daetwyler Holding AG	26,098	5,429,591
	DKSH Holding AG	161,375	12,623,963
#*	DocMorris AG	2,969	150,404
	dormakaba Holding AG	13,958	8,453,802
	DSM-Firmenich AG	186,419	23,799,907
	EFG International AG	562,030	8,033,345
	Emmi AG	9,210	9,680,215
	EMS-Chemie Holding AG	2,984	2,495,328
#	Feintool International Holding AG	32,492	664,814
	Flughafen Zurich AG	106,450	24,636,110
	Forbo Holding AG	5,132	5,527,991
	Fundamenta Real Estate AG	4,346	79,978
Ω	Galenica AG	231,420	20,128,494
#*	GAM Holding AG	565,368	152,269
	Geberit AG	59,022	37,577,307
	Georg Fischer AG	374,190	27,493,977
	Givaudan SA	4,713	23,122,235
	Gurit Holding AG, Class BR	17,767	889,542
	Helvetia Holding AG	213,705	31,880,313

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	6,354	$540,132
	Holcim AG (HOLN FP)	170,271	15,953,391
	Holcim AG (HOLN SW)	628,649	58,747,502
	Huber & Suhner AG	88,535	7,752,527
	Implenia AG	59,569	2,158,774
#*	Ina Invest Holding AG	16,758	321,477
	Inficon Holding AG	8,361	12,466,839
	Interroll Holding AG	2,119	6,846,927
	Intershop Holding AG	20,039	2,674,037
	Investis Holding SA	6,553	813,606
	Julius Baer Group Ltd.	606,544	33,194,711
	Jungfraubahn Holding AG	11,063	2,532,513
	Kardex Holding AG	22,405	6,823,221
#	Komax Holding AG	19,648	2,986,164
#*	Kudelski SA	184,312	340,824
	Kuehne & Nagel International AG	100,476	31,146,615
	Landis & Gyr Group AG	103,355	9,362,009
	LEM Holding SA	2,492	3,639,553
	Liechtensteinische Landesbank AG	46,137	3,921,848
	Logitech International SA (LOGI US)	30,750	2,785,027
	Logitech International SA (LOGN SW)	123,141	11,092,064
	Lonza Group AG	75,578	50,328,083
#	Luzerner Kantonalbank AG	55,160	4,196,388
Ω	Medacta Group SA	18,554	2,658,068
Ω	Medmix AG	110,231	1,518,288
	Meier Tobler Group AG	24,258	778,976
	Metall Zug AG, Class B	966	1,403,396
	Mikron Holding AG	53,458	1,168,585
	Mobilezone Holding AG	167,487	2,731,238
	Mobimo Holding AG	44,661	13,376,317
*Ω	Montana Aerospace AG	1,046	22,256
	Naturenergie Holding AG	17,137	742,194
	Nestle SA	2,330,257	236,037,773
	Novartis AG (NOVN SW)	119,002	13,283,934
#	Novartis AG (NVS US), Sponsored ADR	2,211,247	246,509,816
	Novavest Real Estate AG	1,797	67,436
	OC Oerlikon Corp. AG	944,275	5,311,686
*	Orascom Development Holding AG	65,164	302,139
	Orell Fuessli AG	613	54,079
	Orior AG	34,300	2,170,023
	Partners Group Holding AG	44,928	60,475,008
#*	Peach Property Group AG	1,098	8,986
	Phoenix Mecano AG	1,820	982,340
	Plazza AG, Class A	2,787	990,691
	PSP Swiss Property AG	143,815	19,218,136
	Rieter Holding AG	12,545	1,485,269
	Roche Holding AG (RO SW)	30,633	10,773,989
	Roche Holding AG (ROG SW)	671,828	217,510,619
	Romande Energie Holding SA	15,476	937,998
	Sandoz Group AG (SDZ SW)	692,376	30,030,581
	Sandoz Group AG (SDZNY US), ADR	324,425	14,088,164
	Schindler Holding AG	47,496	12,469,573
	Schweiter Technologies AG	5,124	2,403,589
*Ω	Sensirion Holding AG	20,711	1,942,940
	SFS Group AG	84,827	12,387,893
	SGS SA	297,021	32,474,280
	Siegfried Holding AG	23,450	27,332,216
	SIG Group AG	966,179	20,289,839
	Sika AG	66,045	20,052,327

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SKAN Group AG	7,706	$695,745
	Softwareone Holding AG	252,517	5,041,616
	Sonova Holding AG	57,467	17,615,702
	St. Galler Kantonalbank AG	12,056	5,947,450
	Stadler Rail AG	96,927	2,966,478
#	StarragTornos Group AG	2,262	126,934
	Straumann Holding AG	113,566	14,644,530
	Sulzer AG	119,204	17,721,794
	Swatch Group AG (UHR SW)	61,152	12,594,556
	Swatch Group AG (UHRN SW)	113,212	4,590,468
	Swiss Life Holding AG	51,237	39,232,884
	Swiss Prime Site AG	360,529	36,132,328
	Swiss Re AG	612,488	75,509,567
*	Swiss Steel Holding AG	8,936	76,519
	Swisscom AG	65,671	40,193,413
	Swissquote Group Holding SA	55,101	17,574,317
	Temenos AG	220,029	15,278,481
	Thurgauer Kantonalbank	1,440	202,743
	TX Group AG	11,468	2,112,430
	u-blox Holding AG	33,921	3,103,277
#*	UBS Group AG (UBS US)	827,499	24,973,935
	UBS Group AG (UBSG SW)	1,737,119	52,635,879
	Valiant Holding AG	85,713	9,718,787
	Varia U.S. Properties AG	3,801	139,309
Ω	VAT Group AG	88,804	44,502,872
	Vaudoise Assurances Holding SA	4,370	2,237,569
	Vetropack Holding AG	40,832	1,551,286
	Vontobel Holding AG	153,475	10,056,048
	VP Bank AG, Class A	16,005	1,320,823
	VZ Holding AG	43,161	5,829,731
*	V-ZUG Holding AG	6,362	411,961
	Walliser Kantonalbank	3,138	410,632
#	Warteck Invest AG	347	653,979
	Ypsomed Holding AG	12,096	5,558,851
	Zehnder Group AG	47,747	3,007,308
	Zug Estates Holding AG, Class B	466	902,587
	Zuger Kantonalbank	230	2,172,101
	Zurich Insurance Group AG	113,142	62,202,091
TOTAL SWITZERLAND			2,542,636,807
UNITED KINGDOM — (13.0%)
	3i Group PLC	1,716,757	69,066,355
	4imprint Group PLC	103,434	8,076,598
	abrdn PLC	4,673,153	10,220,126
*	Accesso Technology Group PLC	7,732	68,465
*	Accsys Technologies PLC	6,992	4,923
	Admiral Group PLC	482,358	17,094,575
	Advanced Medical Solutions Group PLC	138,403	438,522
	AG Barr PLC	308,460	2,555,475
Ω	Airtel Africa PLC	3,944,591	5,783,289
	AJ Bell PLC	841,704	4,998,651
Ω	Alfa Financial Software Holdings PLC	416,528	1,000,186
#	Alliance Pharma PLC	1,349,969	660,822
*	Alphawave IP Group PLC	14,487	28,972
	Anglo American PLC	1,365,766	41,404,997
	Anglo-Eastern Plantations PLC	35,032	282,268
	Antofagasta PLC	314,471	8,188,570
*	AO World PLC	253,153	380,004
	Argentex Group PLC	39,824	19,530

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ascential PLC	735,944	$5,420,586
	Ashmore Group PLC	1,398,879	3,104,278
	Ashtead Group PLC	726,910	52,459,205
	Ashtead Technology Holdings PLC	20,423	228,279
#*	ASOS PLC	121,670	566,142
	Associated British Foods PLC	484,861	15,479,313
#*Ω	Aston Martin Lagonda Global Holdings PLC	169,952	340,717
	AstraZeneca PLC (AZN LN)	241,813	38,417,018
	AstraZeneca PLC (AZN US), Sponsored ADR	1,637,723	129,625,775
	Atalaya Mining PLC	63,337	309,768
*	Auction Technology Group PLC	40,032	261,427
Ω	Auto Trader Group PLC	2,626,722	27,514,546
	Aviva PLC	3,401,809	21,914,035
	Avon Protection PLC	83,263	1,400,086
	B&M European Value Retail SA	3,043,721	18,329,212
	Babcock International Group PLC	2,954,260	20,208,245
	BAE Systems PLC	893,626	14,903,988
Ω	Bakkavor Group PLC	776,499	1,541,122
	Balfour Beatty PLC	2,101,869	11,347,894
	Bank of Georgia Group PLC	243,151	14,294,657
	Barclays PLC (BARC LN)	8,137,027	24,332,198
	Barclays PLC (BCS US), Sponsored ADR	1,458,237	17,382,185
	Barratt Developments PLC	3,450,779	23,351,046
	Beazley PLC	1,515,053	13,316,564
	Begbies Traynor Group PLC	84,944	112,986
	Bellway PLC	540,371	19,841,289
	Berkeley Group Holdings PLC	283,717	18,521,716
	Bloomsbury Publishing PLC	272,633	2,600,770
	Bodycote PLC	962,026	8,605,004
#*	boohoo Group PLC	1,788,396	742,902
	BP PLC (BP LN)	10,974,429	64,871,064
	BP PLC (BP US), Sponsored ADR	3,417,541	120,946,776
	Braemar PLC	71,897	287,134
	Breedon Group PLC	257,735	1,433,715
Ω	Bridgepoint Group PLC	68,260	257,313
	British American Tobacco PLC (BATS LN)	1,910,083	67,771,712
	British American Tobacco PLC (BTI US), Sponsored ADR	202,038	7,200,634
	Britvic PLC	1,444,331	23,586,413
	Brooks Macdonald Group PLC	4,465	112,439
	BT Group PLC	25,698,443	46,604,161
	Bunzl PLC	234,872	9,840,985
	Burberry Group PLC	256,573	2,567,736
	Burford Capital Ltd.	644,079	9,063,305
	Bytes Technology Group PLC (BYIT LN)	942,205	6,138,632
	C&C Group PLC	1,875,456	3,851,501
*	Capita PLC	1,604,869	398,429
	Capital Ltd.	134,620	157,635
	Capricorn Energy PLC	658,569	1,620,394
	Card Factory PLC	1,595,714	2,452,803
*	Carnival PLC (CCL LN)	55,429	851,644
*	Carnival PLC (CUK US), ADR	34,021	521,542
#	Carr's Group PLC	71,804	129,269
	Castings PLC	62,771	283,405
	Centamin PLC	6,764,079	11,047,662
	Centaur Media PLC	126,418	52,864
	Central Asia Metals PLC	402,590	1,021,867
	Centrica PLC	25,322,529	43,174,252
	Chemring Group PLC	807,172	4,305,024
	Chesnara PLC	655,599	2,196,432

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson PLC	89,333	$5,219,457
	Close Brothers Group PLC	1,021,916	6,723,368
Ω	CMC Markets PLC	479,654	2,048,784
	Coats Group PLC	2,798,976	3,224,797
	Coca-Cola HBC AG	167,741	6,120,854
	Cohort PLC	4,387	47,497
	Compass Group PLC	1,127,082	34,708,494
	Computacenter PLC	370,800	12,839,354
Ω	ConvaTec Group PLC	2,508,798	7,558,952
	Costain Group PLC	953,061	1,067,272
	Cranswick PLC	209,555	12,848,127
	Crest Nicholson Holdings PLC	1,230,629	4,195,109
	CRH PLC (CRHCF US)	491,760	42,143,832
	Croda International PLC	13,711	712,880
*	Currys PLC	9,602,327	10,069,940
	CVS Group PLC	206,446	3,038,774
*	Darktrace PLC	783,092	5,955,524
	DCC PLC	297,569	20,501,002
*	De La Rue PLC	605,362	776,761
	DFS Furniture PLC	633,331	970,307
#	Diageo PLC (DEO US), Sponsored ADR	257,114	32,074,972
	Diageo PLC (DGE LN)	485,905	15,118,919
#*	Dialight PLC	31,395	70,422
	Diploma PLC	170,443	9,745,115
	Direct Line Insurance Group PLC	5,094,959	12,360,589
	DiscoverIE Group PLC	188,017	1,636,453
#	Diversified Energy Co. PLC (DEC LN)	36,210	598,220
	Domino's Pizza Group PLC	1,533,131	6,374,959
	dotdigital group PLC	567,790	697,893
	Dowlais Group PLC	3,540,183	2,916,439
	Dr Martens PLC	293,475	268,316
	Drax Group PLC	1,243,002	10,397,240
	DS Smith PLC	5,257,370	30,734,849
	Dunelm Group PLC	570,065	9,041,798
††	Dyson Group PLC	3,999	164
	easyJet PLC	866,636	5,020,642
	Ecora Resources PLC	1,871,552	1,582,450
*	EKF Diagnostics Holdings PLC	38,270	13,491
	Elementis PLC	1,941,445	3,997,346
	Energean PLC	474,949	6,088,049
*	EnQuest PLC	8,941,347	1,519,361
	Entain PLC	395,670	2,907,625
	Epwin Group PLC	9,451	11,178
	Essentra PLC	962,534	2,116,613
*††	Evraz PLC	1,444,631	0
	Experian PLC	966,203	45,585,466
	FDM Group Holdings PLC	199,523	1,096,993
	Fevertree Drinks PLC	14,879	176,491
	Firstgroup PLC	3,226,391	7,305,895
	Foresight Group Holdings Ltd.	60,908	408,804
Ω	Forterra PLC	668,953	1,505,863
	Foxtons Group PLC	817,147	703,879
*	Frasers Group PLC	666,653	7,694,378
	Fresnillo PLC	129,357	980,257
	Fuller Smith & Turner PLC, Class A	120,526	1,136,622
*	Fund Technologies PLC	14,112	276,593
*Ω	Funding Circle Holdings PLC	65,068	93,999
	Future PLC	117,903	1,696,906
	Galliford Try Holdings PLC	483,455	1,903,159

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	128,575	$17,053,416
*	Gaming Realms PLC	66,942	34,264
	Gamma Communications PLC	171,095	3,270,005
	GB Group PLC	246,814	1,105,124
*	Gem Diamonds Ltd.	103,637	17,291
#*	Genel Energy PLC	1,173,015	1,328,841
	Genuit Group PLC	1,010,075	6,637,600
*	Georgia Capital PLC	197,514	2,711,002
	Glencore PLC	10,242,636	56,834,724
*Ω	Global Ports Holding PLC	45,601	187,919
	Gooch & Housego PLC	23,082	140,558
	Goodwin PLC	896	97,994
	Grafton Group PLC	744,495	10,371,774
	Grainger PLC	2,753,289	8,551,949
*	Greencore Group PLC	1,921,421	4,448,688
	Greggs PLC	586,369	23,614,005
	GSK PLC (GSK LN)	2,561,499	49,741,191
#	GSK PLC (GSK US), Sponsored ADR	665,109	25,786,291
	Gulf Keystone Petroleum Ltd.	1,810,329	3,136,521
*	Gulf Marine Services PLC	278,465	60,716
*Ω	Gym Group PLC	459,431	860,817
	H&T Group PLC	17,925	88,538
	Haleon PLC (HLN LN)	6,474,055	29,038,739
#	Haleon PLC (HLN US), ADR	54,737	500,844
	Halfords Group PLC	1,054,371	2,091,712
	Halma PLC	222,842	7,627,563
	Harbour Energy PLC	2,224,176	8,945,830
	Hargreaves Lansdown PLC	1,298,213	18,442,521
	Hargreaves Services PLC	29,274	216,315
	Harworth Group PLC	141,070	300,046
	Hays PLC	5,659,191	6,858,533
	Headlam Group PLC	227,984	441,804
	Helical PLC	1,484,079	4,269,764
*	Helios Towers PLC	1,435,440	2,327,272
	Henry Boot PLC	368,414	1,086,847
	Hikma Pharmaceuticals PLC	388,035	9,487,399
	Hill & Smith PLC	308,006	9,104,657
	Hilton Food Group PLC	185,207	2,222,454
	Hiscox Ltd.	1,226,594	20,031,201
*	Hochschild Mining PLC	1,244,108	2,903,462
	Hollywood Bowl Group PLC	526,849	2,255,822
*Ω	Hostelworld Group PLC	111,033	202,288
	Howden Joinery Group PLC	2,111,292	25,525,919
	HSBC Holdings PLC (HSBA LN)	1,656,655	15,065,792
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,754,047	124,345,222
	Hunting PLC	1,329,025	7,804,674
	I3 Energy PLC	351,667	44,320
Ω	Ibstock PLC	1,302,386	3,076,156
	IDOX PLC	152,656	124,506
	IG Group Holdings PLC	1,443,408	17,431,611
	IMI PLC	1,025,009	24,966,052
	Impax Asset Management Group PLC	106,090	555,481
	Imperial Brands PLC	1,743,298	48,048,500
	Inchcape PLC	1,874,167	20,382,396
*	Indivior PLC	522,896	7,182,589
	Informa PLC	1,600,164	17,882,114
	IntegraFin Holdings PLC	725,627	3,585,814
	InterContinental Hotels Group PLC (IHG LN)	102,390	10,315,295
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	7,104,459

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Intermediate Capital Group PLC	582,036	$16,428,964
*	International Consolidated Airlines Group SA	937,841	2,003,789
*	International Distribution Services PLC	3,603,207	15,987,086
	International Personal Finance PLC	1,495,735	2,968,171
	International Workplace Group PLC	3,541,055	7,862,203
	Intertek Group PLC	362,589	23,545,786
	Investec PLC	2,356,501	18,658,841
	iomart Group PLC	74,425	122,944
	IP Group PLC	3,569,246	1,917,585
#*	IQE PLC	987,434	395,875
	ITV PLC	9,283,153	9,550,474
*	J D Wetherspoon PLC	496,445	4,761,828
	J Sainsbury PLC	5,959,262	21,132,716
*	James Fisher & Sons PLC	203,585	899,577
#	James Halstead PLC	49,607	120,189
	JD Sports Fashion PLC	6,611,799	11,186,136
	JET2 PLC	172,775	3,171,764
*	John Wood Group PLC	3,278,387	8,608,425
	Johnson Matthey PLC	355,432	7,507,346
	Johnson Service Group PLC	757,933	1,586,529
	Jupiter Fund Management PLC	2,056,757	2,325,680
#*Ω	Just Eat Takeaway.com NV (JET LN)	119,982	1,530,397
*Ω	Just Eat Takeaway.com NV (TKWY NA)	6,519	83,081
	Just Group PLC	5,134,352	7,968,217
	Kainos Group PLC	236,638	3,351,980
	Keller Group PLC	570,399	10,913,518
	Kier Group PLC	1,989,510	4,140,695
	Kingfisher PLC	6,633,543	23,583,100
	Kitwave Group PLC	64,163	263,929
	Knights Group Holdings PLC	59,372	103,644
	Lancashire Holdings Ltd.	984,550	8,018,486
	Learning Technologies Group PLC	31,398	29,186
	Legal & General Group PLC	7,877,170	23,494,650
	Liontrust Asset Management PLC	72,497	621,758
	Lloyds Banking Group PLC (LLOY LN)	70,821,302	54,103,921
	Lloyds Banking Group PLC (LYG US), ADR	335,403	1,016,271
	Lok'nStore Group PLC	4,163	59,318
	London Investment Group PLC	17,231	81,222
	London Stock Exchange Group PLC	169,400	20,620,372
	LSL Property Services PLC	118,184	519,632
Ω	Luceco PLC	223,627	451,216
	M&C Saatchi PLC	33,950	94,250
	M&G PLC	6,517,622	17,797,312
	Macfarlane Group PLC	248,152	398,537
	Man Group PLC	5,919,748	18,637,050
	Marks & Spencer Group PLC	9,324,447	39,382,275
	Marshalls PLC	731,815	3,268,372
*	Marston's PLC	3,925,462	2,105,753
*	McBride PLC	901,155	1,543,531
	Me Group International PLC	1,341,429	3,334,573
	Mears Group PLC	963,614	4,475,475
	Melrose Industries PLC	2,816,132	21,324,619
#*	Metro Bank Holdings PLC	28,970	19,805
	Midwich Group PLC	9,719	43,301
*	Mitchells & Butlers PLC	2,199,228	8,809,951
	Mitie Group PLC	5,522,579	8,599,667
	MJ Gleeson PLC	124,636	937,872
	Mobico Group PLC	2,603,736	1,886,256
	Mondi PLC	1,203,435	23,529,156

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	MONY Group PLC	2,507,706	$7,655,138
*	Moonpig Group PLC	212,685	597,524
	Morgan Advanced Materials PLC	1,413,338	6,192,622
	Morgan Sindall Group PLC	238,009	8,791,234
	Mortgage Advice Bureau Holdings Ltd.	11,402	134,306
*	Motorpoint group PLC	52,579	96,155
	MP Evans Group PLC	26,387	290,319
*	N Brown Group PLC	39,454	11,701
#*	Naked Wines PLC	84,053	61,349
	National Grid PLC (NG LN)	898,153	11,395,923
	National Grid PLC (NGG US), Sponsored ADR	265,504	17,111,765
	NatWest Group PLC (NWG LN)	7,153,766	33,940,929
#	NatWest Group PLC (NWG US), Sponsored ADR	868,765	8,288,018
	NCC Group PLC	443,678	841,740
*Ω	Network International Holdings PLC	61,664	310,849
	Next 15 Group PLC	152,437	1,676,073
	Next PLC	204,305	23,879,107
#*	Nexxen International Ltd. (NEXN LN)	4,362	15,177
*	Nexxen International Ltd. (NEXN US), ADR	19,617	134,965
	Ninety One PLC	1,511,675	3,366,568
	Norcros PLC	130,982	395,057
*	Ocado Group PLC	784,252	4,100,997
Ω	On the Beach Group PLC	293,916	555,916
	OSB Group PLC	1,407,897	9,315,338
	Oxford Instruments PLC	195,814	6,334,282
*	Oxford Nanopore Technologies PLC	38,919	60,606
	Pagegroup PLC	2,030,178	11,184,696
	Pan African Resources PLC	5,803,802	2,209,017
#*	Pantheon Resources PLC	83,985	18,010
	Paragon Banking Group PLC	1,296,338	13,395,439
	PayPoint PLC	212,666	1,888,424
	Pearson PLC (PSO US), Sponsored ADR	567,634	7,668,735
	Pearson PLC (PSON LN)	575,355	7,806,400
	Pennon Group PLC	712,595	5,697,100
*	Pensana PLC	40,400	8,340
	Persimmon PLC	973,245	19,846,679
*	Petra Diamonds Ltd.	52,064	20,317
	Pets at Home Group PLC	1,305,295	5,150,097
	Pharos Energy PLC	2,094,350	710,143
	Phoenix Group Holdings PLC	1,375,127	9,685,145
*	Phoenix Spree Deutschland Ltd.	26,200	53,379
	Pinewood Technologies Group PLC	281,494	1,287,361
*	Playtech PLC	814,303	5,920,152
	Plus500 Ltd.	341,483	10,329,829
	Polar Capital Holdings PLC	294,066	2,279,835
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	8,385	6,165
	Porvair PLC	11,959	100,738
	PPHE Hotel Group Ltd.	32,501	592,601
	Premier Foods PLC	5,004,285	11,604,405
	Prudential PLC (PRU LN)	1,193,774	10,773,078
	Prudential PLC (PUK US), ADR	344,958	6,278,236
#*	PureTech Health PLC (PRTC LN)	235,197	525,173
*	PureTech Health PLC (PRTC US), ADR	137	3,150
	PZ Cussons PLC	668,135	908,275
	QinetiQ Group PLC	2,492,250	15,482,761
Ω	Quilter PLC	5,089,656	8,771,342
*	Rank Group PLC	834,447	757,435
	Rathbones Group PLC	151,838	3,758,935
*††	Raven Property Group Ltd.	96,453	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	2,884,450	$3,930,462
	Reckitt Benckiser Group PLC	557,686	29,999,965
	Record PLC	153,770	128,050
	Redrow PLC	1,320,791	12,671,028
	RELX PLC (REL LN)	596,581	28,157,123
#	RELX PLC (RELX US), Sponsored ADR	388,885	18,367,035
	RELX PLC (REN NA)	437,454	20,578,400
	Renew Holdings PLC	112,300	1,572,775
	Renewi PLC	515,583	4,473,847
	Renishaw PLC	18,127	882,488
*	Renold PLC	105,020	81,895
	Rentokil Initial PLC	1,170,699	7,148,470
	RHI Magnesita NV	4,838	228,328
	Ricardo PLC	130,371	888,547
	Rightmove PLC	2,826,784	21,002,583
	Rio Tinto PLC (RIO LN)	515,369	33,515,939
#	Rio Tinto PLC (RIO US), Sponsored ADR	340,760	22,203,922
*	RM PLC	24,030	25,572
	Robert Walters PLC	191,734	907,614
*	Rockhopper Exploration PLC	174,882	33,115
*	Rolls-Royce Holdings PLC	9,886,119	57,242,626
	Rotork PLC	2,663,403	12,395,674
	RS Group PLC	1,026,735	10,786,684
	RWS Holdings PLC	605,797	1,485,285
	S&U PLC	5,532	133,190
#*	S4 Capital PLC	442,489	304,061
Ω	Sabre Insurance Group PLC	315,227	639,597
*	Saga PLC	786,874	1,110,519
	Sage Group PLC	631,851	8,832,364
*††	Savannah Energy PLC	547,478	147,800
	Savills PLC	648,439	10,643,895
	Schroders PLC	1,487,179	7,515,418
	Secure Trust Bank PLC	12,403	137,613
	Senior PLC	1,303,598	2,735,991
	Serco Group PLC	5,508,473	13,535,665
	Serica Energy PLC	236,615	401,877
	Severfield PLC	841,936	861,998
	Severn Trent PLC	450,377	14,889,311
	Shell PLC (SHEL LN)	1,472,115	53,679,026
	Shell PLC (SHEL US), ADR	4,713,009	345,086,519
*	SIG PLC	2,786,577	875,012
*	Sigmaroc PLC	58,938	54,923
	Sirius Real Estate Ltd.	3,001,301	3,658,883
	Smith & Nephew PLC (SN LN)	474,668	6,841,306
#	Smith & Nephew PLC (SNN US), Sponsored ADR	86,349	2,485,124
	Smiths Group PLC	411,883	9,460,605
	Smiths News PLC	484,779	374,588
	Softcat PLC	570,660	11,938,732
#*	SolGold PLC	1,067,511	150,658
	Spectris PLC	143,380	5,624,403
	Speedy Hire PLC	2,350,946	1,181,906
	Spirax Group PLC	56,244	6,566,296
Ω	Spire Healthcare Group PLC	1,405,624	4,628,187
	Spirent Communications PLC	1,731,946	3,868,521
	SSE PLC	578,198	13,993,432
	SSP Group PLC	2,326,098	5,470,317
	St. James's Place PLC	478,431	4,214,387
	Standard Chartered PLC	3,772,921	37,269,990
	SThree PLC	497,318	2,624,885

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Strix Group PLC	321,064	$341,979
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,923	234,973
*	Synthomer PLC	693,785	2,361,676
	Tate & Lyle PLC	1,345,810	11,351,348
	Tatton Asset Management PLC	1,446	12,905
	Taylor Wimpey PLC	11,643,035	23,870,260
	TBC Bank Group PLC	70,955	2,829,843
	Team Internet Group PLC	365,098	935,629
	Telecom Plus PLC	270,615	6,613,180
	Tesco PLC	9,714,835	41,428,621
*	THG PLC	2,054,667	1,758,458
Ω	TI Fluid Systems PLC	855,256	1,448,395
#	Topps Tiles PLC	931,205	545,362
	TP ICAP Group PLC	6,912,909	19,729,185
*Ω	Trainline PLC	149,733	652,247
	Travis Perkins PLC	1,568,425	19,272,704
#	Treatt PLC	14,173	84,023
	Trifast PLC	636,153	629,163
	TT Electronics PLC	1,066,477	2,009,925
#*	Tullow Oil PLC	3,468,670	1,359,702
	Tyman PLC	282,523	1,442,339
#	Unilever PLC (UL US), Sponsored ADR	551,057	33,834,900
	Unilever PLC (ULVR LN)	253,281	15,565,301
	Unilever PLC (UNA NA)	796,683	48,808,623
	United Utilities Group PLC	1,087,879	14,457,506
	Vanquis Banking Group PLC	924,852	650,836
	Vertu Motors PLC	943,193	869,112
	Vesuvius PLC	986,378	6,119,421
#*	Victoria PLC	3,486	7,271
	Victorian Plumbing Group PLC	21,312	25,492
	Victrex PLC	183,577	2,597,675
*	Videndum PLC	77,752	323,294
	Virgin Money U.K. PLC	4,789,928	13,246,201
*	Vistry Group PLC	1,235,215	22,000,832
	Vodafone Group PLC (VOD LN)	38,993,628	36,488,267
	Volex PLC	213,565	973,996
	Volution Group PLC	405,026	2,852,401
#	Vp PLC	17,348	150,156
*Ω	Watches of Switzerland Group PLC	475,493	2,493,570
#*	Watkin Jones PLC	462,728	295,456
	Weir Group PLC	346,643	9,049,046
	WH Smith PLC	478,101	8,134,862
	Whitbread PLC	527,921	19,781,182
	Wickes Group PLC	1,563,961	3,036,750
	Wilmington PLC	153,206	773,994
*	Wise PLC, Class A	225,503	2,076,338
	WPP PLC (WPP LN)	430,273	4,150,447
#	WPP PLC (WPP US), Sponsored ADR	101,975	4,929,472
#*	Xaar PLC	211,992	345,114
	XPS Pensions Group PLC	60,951	253,771
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	49,198	631,468
	Young & Co.'s Brewery PLC (YNGN LN)	5,711	52,179
	Zigup PLC	1,315,570	7,181,349
	Zotefoams PLC	24,807	170,799
TOTAL UNITED KINGDOM			4,254,039,447
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	173,129	1,142,738

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
*	Alcoa Corp.	155,983	$5,033,128
	Chord Energy Corp. (CHRD US)	95,899	16,461,943
	Newmont Corp., CDI	190,242	9,183,302
	Noble Corp. PLC	14,355	672,419
TOTAL UNITED STATES			32,493,530
TOTAL COMMON STOCKS			31,652,720,906
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 7.558%	114,665	9,830,411
#Ω	Dr Ing hc F Porsche AG, 3.315%	75,523	5,686,935
	Draegerwerk AG & Co. KGaA, 3.711%	42,889	2,255,504
	Einhell Germany AG, 1.635%	2,699	519,724
	FUCHS SE, 2.764%	256,023	11,124,490
	Henkel AG & Co. KGaA, 2.341%	229,689	19,648,002
	Jungheinrich AG, 2.553%	311,671	9,865,906
	Porsche Automobil Holding SE, 6.209%	299,371	13,381,723
#	Sartorius AG, 0.283%	18,797	5,331,240
	Sixt SE, 7.627%	89,513	4,963,662
	STO SE & Co. KGaA, 4.032%	9,414	1,260,084
	Villeroy & Boch AG, 6.158%	61,622	1,150,425
	Volkswagen AG, 8.809%	404,078	45,096,306
TOTAL GERMANY			130,114,412
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AMA Group Ltd. Rights 08/06/2024	3,755,679	0
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	113,280	2,297
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	33,045	1,642
*	Galan Lithium Ltd. Warrants 03/20/2029	14,544	499
*	Galan Lithium Ltd. Warrants 07/24/2025	10,752	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	4,238
*	Panoramic Resources Ltd. Warrants 09/16/2024	823,501	0
TOTAL AUSTRALIA			8,676
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	202,486	0
*††	S Immo AG Rights	151,701	0
*	Strabag SE Rights	72,227	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
FRANCE — (0.0%)
#*	Axway Software Rights SA 08/20/2024	27,758	42,058
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	2,760,613	0
TOTAL RIGHTS/WARRANTS			50,734
TOTAL INVESTMENT SECURITIES (Cost $23,293,670,784)			31,782,886,052

International Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	80,514,871	$931,315,512
TOTAL INVESTMENTS — (100.0%)
(Cost $24,225,010,611)^^			$32,714,201,564
As of July 31, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,000	09/20/24	$275,104,386	$277,900,000	$2,795,614
Total Futures Contracts			$275,104,386	$277,900,000	$2,795,614
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,167,681	$1,940,289,348	$188,354	$2,025,645,383
Austria	—	162,237,255	—	162,237,255
Belgium	6,247,498	348,937,119	—	355,184,617
Canada	3,492,725,295	7,888,881	—	3,500,614,176
China	14,463,819	462,093	—	14,925,912
Denmark	152,113,161	903,484,783	—	1,055,597,944
Finland	15,622,897	456,034,338	—	471,657,235
France	49,985,031	2,342,402,608	—	2,392,387,639
Germany	35,145,777	1,994,452,406	—	2,029,598,183
Hong Kong	301,388	492,266,451	118,476	492,686,315
Ireland	45,169,179	168,647,004	—	213,816,183
Israel	20,683,630	223,198,122	—	243,881,752
Italy	3,346,009	854,173,524	—	857,519,533
Japan	120,984,663	7,250,938,705	—	7,371,923,368
Netherlands	230,892,835	947,437,336	—	1,178,330,171
New Zealand	238,556	92,174,242	—	92,412,798
Norway	2,973,830	250,956,642	—	253,930,472
Portugal	296,650	98,407,053	—	98,703,703
Singapore	218,685	322,391,982	617,228	323,227,895
Spain	23,830,429	735,507,720	—	759,338,149
Sweden	338,076	929,594,363	—	929,932,439
Switzerland	319,588,498	2,223,048,309	—	2,542,636,807
United Kingdom	975,046,809	3,278,844,674	147,964	4,254,039,447
United States	16,461,943	16,031,587	—	32,493,530
Preferred Stocks
Germany	—	130,114,412	—	130,114,412
Rights/Warrants
Australia	—	8,676	—	8,676
France	—	42,058	—	42,058
Securities Lending Collateral	—	931,315,512	—	931,315,512
Total Investments in Securities	$5,611,842,339	$27,101,287,203	$1,072,022˂˃	$32,714,201,564

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$2,795,614	—	—	$2,795,614
Total Financial Instruments	$2,795,614	—	—	$2,795,614
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,085,377,458
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,990,474,949
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,796,566,400
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,395,384,292
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,245,184,857
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,512,987,956

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $126,992,592)	126,992,592	126,992,592
TOTAL INVESTMENTS — (100.0%) (Cost $10,420,715,274)^^		$12,639,980,548
As of July 31, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	408	09/20/24	$112,213,526	$113,383,200	$1,169,674
Total Futures Contracts			$112,213,526	$113,383,200	$1,169,674
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$12,512,987,956	—	—	$12,512,987,956
Temporary Cash Investments	126,992,592	—	—	126,992,592
Total Investments in Securities	$12,639,980,548	—	—	$12,639,980,548
Financial Instruments
Assets
Futures Contracts**	1,169,674	—	—	1,169,674
Total Financial Instruments	$1,169,674	—	—	$1,169,674
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,269,969	$62,266,579
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,834,820
Investment in The Continental Small Company Series of The DFA Investment Trust Company		10,785,198
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,229,375
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,606,769
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,865,620
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,465,610
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,947,636)^^		$99,053,971
Summary of the Portfolio’s investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$99,053,971	—	—	$99,053,971
Total Investments in Securities	$99,053,971	—	—	$99,053,971

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$232,483,735
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$232,483,735
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$148,090,264
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$148,090,264
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,832,162
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$22,832,162
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$813,851,411
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$813,851,411
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
AUSTRALIA — (23.5%)
	Abacus Group	3,960,857	$2,862,044
	Abacus Storage King	4,215,522	3,525,072
	Arena REIT	3,578,125	9,082,423
	Aspen Group Ltd.	1,455,067	1,835,328
#	Australian Unity Office Fund	334,227	282,833
	BWP Trust	4,166,243	9,772,895
	Carindale Property Trust	259,419	730,300
#	Centuria Capital Group	3,957,079	4,415,630
	Centuria Industrial REIT	4,243,207	8,844,169
	Centuria Office REIT	4,058,576	3,311,538
	Charter Hall Group	3,650,402	30,484,265
	Charter Hall Long Wale REIT	4,988,537	11,668,588
	Charter Hall Retail REIT	4,148,511	9,491,878
	Charter Hall Social Infrastructure REIT	2,990,702	5,029,445
	Cromwell Property Group	13,882,530	3,780,107
	Dexus	8,311,288	38,319,657
#	Dexus Convenience Retail REIT	590,323	1,101,699
	Dexus Industria REIT	2,669,783	5,069,223
	Elanor Commercial Property Fund	27,145	11,898
	Elanor Investor Group	67,755	38,973
	Garda Property Group	323,917	241,761
	GDI Property Group Partnership	6,057,663	2,397,880
	Goodman Group	13,321,826	307,548,820
	GPT Group	14,754,826	44,943,472
	Growthpoint Properties Australia Ltd.	2,142,868	3,274,106
	HealthCo REIT	958,217	748,116
	HMC Capital Ltd.	572,978	2,923,553
	HomeCo Daily Needs REIT	11,488,164	9,574,052
	Hotel Property Investments Ltd.	2,072,567	4,601,844
	Ingenia Communities Group	3,094,261	10,670,075
	Mirvac Group	30,607,737	43,095,915
	National Storage REIT	9,894,187	16,056,491
	RAM Essential Services Property Fund	181,978	77,086
	Region RE Ltd.	9,007,313	13,412,009
	Scentre Group	40,378,053	92,079,221
	Stockland	18,533,702	55,979,375
	Vicinity Ltd.	29,848,910	41,388,484
	Waypoint REIT Ltd.	5,321,798	8,838,582
TOTAL AUSTRALIA			807,508,807
BELGIUM — (3.5%)
	Aedifica SA	370,159	23,528,270
	Ascencio	35,390	1,753,146
#	Care Property Invest NV	304,421	4,533,237
#	Cofinimmo SA	296,301	19,049,922
#	Home Invest Belgium SA	46,898	875,839
	Montea NV	125,086	10,849,414
#	Nextensa SA	29,939	1,346,885
	Retail Estates NV	125,273	8,546,523
	Shurgard Self Storage Ltd.	52,274	2,043,734
	Vastned Belgium NV	886	28,671
	Warehouses De Pauw CVA	1,408,954	38,167,388
	Wereldhave Belgium Comm VA	41,857	2,113,001

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Xior Student Housing NV	232,497	$7,818,264
TOTAL BELGIUM			120,654,294
CANADA — (4.7%)
#	Allied Properties Real Estate Investment Trust	480,463	5,759,362
#	Artis Real Estate Investment Trust	413,820	2,020,169
	Automotive Properties Real Estate Investment Trust	197,020	1,515,484
	Boardwalk Real Estate Investment Trust	189,266	10,692,607
	BSR Real Estate Investment Trust	197,026	2,462,825
#	BTB Real Estate Investment Trust	440,379	1,027,067
	Canadian Apartment Properties REIT	631,329	21,948,931
#	Choice Properties Real Estate Investment Trust	1,248,402	12,532,399
	Crombie Real Estate Investment Trust	379,202	3,746,290
#	CT Real Estate Investment Trust	404,624	4,220,176
#	Dream Industrial Real Estate Investment Trust	985,637	9,623,284
#	Dream Office Real Estate Investment Trust	75,614	1,025,792
#	European Residential Real Estate Investment Trust	327,842	645,877
	Firm Capital Property Trust	44,700	178,716
	First Capital Real Estate Investment Trust	807,072	9,569,238
	Granite Real Estate Investment Trust	237,811	12,778,907
#	H&R Real Estate Investment Trust	1,009,883	7,029,282
	InterRent Real Estate Investment Trust	555,569	5,130,558
	Killam Apartment Real Estate Investment Trust	431,935	5,797,092
Ω	Minto Apartment Real Estate Investment Trust	160,671	1,844,519
	Morguard North American Residential Real Estate Investment Trust	201,985	2,435,846
#	Morguard Real Estate Investment Trust	337,356	1,307,250
#	Nexus Industrial REIT	262,965	1,476,101
#	NorthWest Healthcare Properties Real Estate Investment Trust	869,498	3,155,170
	Plaza Retail REIT	532,211	1,426,270
	Primaris Real Estate Investment Trust	351,080	3,463,371
#	PRO Real Estate Investment Trust	311,737	1,156,045
#	RioCan Real Estate Investment Trust	1,117,099	14,466,903
	Slate Grocery REIT, Class U	213,458	1,841,368
#	SmartCentres Real Estate Investment Trust	553,915	9,620,745
#	True North Commercial Real Estate Investment Trust	58,823	404,750
TOTAL CANADA			160,302,394
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust, Class R	310,000	42,844
	Spring Real Estate Investment Trust	5,882,000	1,431,781
	Yuexiu Real Estate Investment Trust	18,510,250	2,320,576
TOTAL CHINA			3,795,201
FRANCE — (6.0%)
	Altarea SCA	41,215	4,448,881
	ARGAN SA	76,594	6,259,894
*	Carmila SA	517,688	9,350,371
	Covivio Hotels SACA	6,220	108,611
	Covivio SA	386,766	19,909,631
	Gecina SA	317,570	31,483,164
	ICADE	247,236	5,495,049
	Klepierre SA	1,517,572	43,455,011
	Mercialys SA	671,267	8,505,599
*	Societe de la Tour Eiffel	49,135	478,036
#	Unibail-Rodamco-Westfield (URW AU), CDI	5,963,927	22,814,171
*	Unibail-Rodamco-Westfield (URW FP)	716,470	53,578,500

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Vitura SA	15,277	$124,054
TOTAL FRANCE			206,010,972
GERMANY — (0.2%)
*	Deutsche Konsum REIT-AG	11,682	35,090
#	Hamborner REIT AG	823,747	5,795,419
TOTAL GERMANY			5,830,509
HONG KONG — (2.9%)
	Champion REIT	21,747,012	4,417,960
	Fortune Real Estate Investment Trust	14,141,000	6,770,650
	Link REIT	19,878,021	83,865,787
	Prosperity REIT	14,503,000	2,469,853
*	Regal Real Estate Investment Trust	9,834,000	618,626
	SF Real Estate Investment Trust	203,000	69,667
	Sunlight Real Estate Investment Trust	11,304,000	2,457,230
TOTAL HONG KONG			100,669,773
INDIA — (0.1%)
Ω	Brookfield India Real Estate Trust	306,677	986,108
	Embassy Office Parks REIT	727,377	3,211,561
Ω	Mindspace Business Parks REIT	226,951	928,551
	Nexus Select Trust	50,821	93,167
TOTAL INDIA			5,219,387
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	4,598,195	4,575,771
ITALY — (0.0%)
#*	Immobiliare Grande Distribuzione SIIQ SpA	565,400	1,237,020
JAPAN — (20.3%)
	Activia Properties, Inc.	5,131	12,138,333
	Advance Logistics Investment Corp.	4,884	3,886,899
#	Advance Residence Investment Corp.	10,602	22,242,687
	AEON REIT Investment Corp.	13,526	11,688,055
#	Comforia Residential REIT, Inc.	5,311	11,018,056
	CRE Logistics REIT, Inc.	4,692	4,523,272
	Daiwa House REIT Investment Corp.	18,094	29,118,944
	Daiwa Office Investment Corp.	4,580	8,972,070
	Daiwa Securities Living Investments Corp.	15,950	10,826,351
#	ESCON Japan Reit Investment Corp.	2,395	1,891,286
	Frontier Real Estate Investment Corp.	3,859	11,186,889
#	Fukuoka REIT Corp.	5,102	5,341,461
	Global One Real Estate Investment Corp.	8,005	5,409,781
	GLP J-Reit	37,025	32,436,985
	Hankyu Hanshin REIT, Inc.	5,051	4,486,040
#	Health Care & Medical Investment Corp.	3,120	2,589,826
	Heiwa Real Estate REIT, Inc.	7,871	6,893,552
#	Hoshino Resorts REIT, Inc.	1,968	6,808,312
#	Hulic Reit, Inc.	10,395	9,894,497
#	Ichigo Hotel REIT Investment Corp.	1,994	1,405,033
#	Ichigo Office REIT Investment Corp.	7,845	4,380,866
	Industrial & Infrastructure Fund Investment Corp.	16,805	13,868,603
	Invincible Investment Corp.	51,532	23,341,414
	Japan Excellent, Inc.	9,577	7,618,369
	Japan Hotel REIT Investment Corp.	35,798	18,286,347

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Logistics Fund, Inc.	7,069	$12,093,570
	Japan Metropolitan Fund Invest	55,179	34,453,658
	Japan Prime Realty Investment Corp.	6,687	14,549,205
	Japan Real Estate Investment Corp.	9,935	34,459,611
	KDX Realty Investment Corp.	32,084	33,078,325
	LaSalle Logiport REIT	14,689	14,492,649
	Marimo Regional Revitalization REIT, Inc.	1,894	1,607,520
	Mirai Corp.	14,867	4,432,912
#	Mitsubishi Estate Logistics REIT Investment Corp.	3,788	9,549,036
	Mitsui Fudosan Logistics Park, Inc.	4,554	12,831,788
#	Mori Hills REIT Investment Corp., Class C	12,242	10,520,833
	Mori Trust Reit, Inc.	19,921	9,257,913
#	Nippon Accommodations Fund, Inc.	3,975	17,008,997
	Nippon Building Fund, Inc.	11,882	45,855,611
#	Nippon Hotel & Residential Investment Corp.	2,201	1,118,857
	Nippon Prologis REIT, Inc.	17,655	29,169,549
	NIPPON REIT Investment Corp.	3,625	7,966,336
#	Nomura Real Estate Master Fund, Inc.	31,105	30,515,536
#	NTT UD REIT Investment Corp.	11,737	9,092,317
	One REIT, Inc.	2,012	3,471,639
	Orix JREIT, Inc.	20,545	21,389,617
	Samty Residential Investment Corp.	3,341	2,281,830
	Sankei Real Estate, Inc.	3,783	2,140,159
	Sekisui House Reit, Inc.	32,863	17,365,275
	SOSiLA Logistics REIT, Inc.	5,379	4,161,151
#	Star Asia Investment Corp.	16,253	6,135,859
	Starts Proceed Investment Corp.	2,018	2,617,976
#	Takara Leben Real Estate Investment Corp.	5,905	3,936,124
#	Tokyu REIT, Inc.	7,001	7,079,047
	Tosei REIT Investment Corp.	2,695	2,544,725
	United Urban Investment Corp.	22,196	21,245,999
	XYMAX REIT Investment Corp.	2,205	1,777,271
TOTAL JAPAN			698,454,823
MALAYSIA — (0.6%)
	Al-'Aqar Healthcare REIT	295,700	84,302
#	Axis Real Estate Investment Trust	9,325,925	3,673,915
	Capitaland Malaysia Trust	12,616,998	1,812,682
#	IGB Real Estate Investment Trust	11,737,200	5,006,393
	KIP REIT	55,700	11,034
#	KLCCP Stapled Group	2,295,200	3,771,262
	Pavilion Real Estate Investment Trust	4,069,800	1,187,062
	Sunway Real Estate Investment Trust	14,182,400	5,001,832
#	YTL Hospitality REIT	5,008,600	1,340,921
TOTAL MALAYSIA			21,889,403
MEXICO — (2.6%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	2,193,103
#	Concentradora Fibra Danhos SA de CV	2,739,512	3,014,331
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,203,395	2,143,323
Ω	FIBRA Macquarie Mexico	11,884,602	20,061,764
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,449,201	540,602
	Fibra Uno Administracion SA de CV	23,437,273	29,813,932
#	Prologis Property Mexico SA de CV	4,649,999	15,534,107
	TF Administradora Industrial S de Real de CV	8,387,190	17,975,444
TOTAL MEXICO			91,276,606

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	488,956	$12,178,588
	NSI NV	197,768	4,193,363
#	Vastned Retail NV	149,929	3,799,325
	Wereldhave NV	303,568	4,553,506
TOTAL NETHERLANDS			24,724,782
NEW ZEALAND — (1.5%)
	Argosy Property Ltd.	9,149,694	5,750,482
	Goodman Property Trust	11,216,451	13,800,198
	Kiwi Property Group Ltd.	17,087,029	9,176,856
	Precinct Properties Group	13,266,499	9,561,794
#	Property for Industry Ltd.	3,314,543	4,393,655
	Stride Property Group	4,414,193	3,362,355
	Vital Healthcare Property Trust	5,076,247	5,746,530
TOTAL NEW ZEALAND			51,791,870
PHILIPPINES — (0.1%)
	AREIT, Inc.	2,121,800	1,344,976
	DDMP Reit, Inc.	7,381,000	131,696
	MREIT, Inc.	2,601,300	572,630
TOTAL PHILIPPINES			2,049,302
SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	652,968	1,482,887
	Derayah REIT	384,868	649,174
	Jadwa REIT Saudi Fund	305,472	1,027,815
	Musharaka Real Estate Income Fund	279,402	371,738
	Riyad REIT Fund	520,662	972,884
TOTAL SAUDI ARABIA			4,504,498
SINGAPORE — (10.4%)
	AIMS APAC REIT	6,126,954	6,009,127
	ARA U.S. Hospitality Trust	143,100	43,033
	CapitaLand Ascendas REIT	28,515,280	58,215,607
	CapitaLand Ascott Trust	18,961,121	12,802,168
#	CapitaLand China Trust	9,851,900	5,088,812
	CapitaLand Integrated Commercial Trust	41,017,511	64,070,844
	CDL Hospitality Trusts	8,807,880	6,372,670
	Daiwa House Logistics Trust	253,400	106,423
	Digital Core REIT Management Pte. Ltd.	806,500	460,091
#††	EC World Real Estate Investment Trust	2,427,600	90,806
	ESR-LOGOS REIT	58,829,532	12,144,973
	Far East Hospitality Trust	9,670,021	4,523,829
	First Real Estate Investment Trust	16,580,503	3,157,043
	Frasers Centrepoint Trust	8,586,858	14,226,028
	Frasers Hospitality Trust	207,100	65,043
	Frasers Logistics & Commercial Trust	23,080,232	17,156,208
#	IREIT Global	2,687,334	594,283
	Keppel DC REIT	9,902,783	15,035,398
	Keppel Pacific Oak U.S. REIT	6,866,600	1,377,316
	Keppel REIT	17,856,726	11,704,979
	Lendlease Global Commercial REIT	13,389,304	5,975,324
*	Lippo Malls Indonesia Retail Trust	55,201,179	781,249
#*	Manulife U.S. Real Estate Investment Trust	13,441,286	1,092,320
	Mapletree Industrial Trust	16,481,158	28,596,640
#	Mapletree Logistics Trust	26,980,447	26,157,934
	Mapletree Pan Asia Commercial Trust	18,392,106	17,689,540

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	OUE Real Estate Investment Trust	14,541,854	$2,939,561
	Paragon REIT	311,000	204,813
	Parkway Life Real Estate Investment Trust	3,719,100	10,117,824
#	Prime U.S. REIT	4,020,700	765,618
	Sabana Industrial Real Estate Investment Trust	7,626,097	1,970,057
	Sasseur Real Estate Investment Trust	4,173,700	2,096,152
	Starhill Global REIT	20,828,500	7,713,682
	Suntec Real Estate Investment Trust	19,174,600	16,967,879
TOTAL SINGAPORE			356,313,274
SOUTH AFRICA — (1.9%)
	Attacq Ltd.	5,008,869	2,993,970
	Burstone Group Ltd.	5,126,676	2,210,754
	Emira Property Fund Ltd.	317,778	188,892
	Equites Property Fund Ltd.	6,643,468	4,773,107
	Fairvest Ltd., Class B	6,870,603	1,511,992
	Growthpoint Properties Ltd.	26,418,643	17,906,265
	Hyprop Investments Ltd.	3,096,707	5,488,174
	Octodec Investments Ltd.	502,228	293,529
	Redefine Properties Ltd.	52,843,335	12,351,138
	Resilient REIT Ltd.	2,798,450	7,732,166
#	SA Corporate Real Estate Ltd.	24,137,202	3,561,229
#	Stor-Age Property REIT Ltd.	554,463	405,044
	Vukile Property Fund Ltd.	7,940,709	7,171,854
TOTAL SOUTH AFRICA			66,588,114
SOUTH KOREA — (0.5%)
	E KOCREF CR-REIT Co. Ltd.	318,159	1,240,947
	ESR Kendall Square REIT Co. Ltd.	301,174	1,082,203
	IGIS Residence REIT Co. Ltd.	114,298	351,756
	IGIS Value Plus REIT Co. Ltd.	296,009	1,151,282
	JR Global Reit	1,214,234	3,508,253
	KB Star Real Estate Investment Trust, Inc.	168,831	546,630
	Koramco Life Infra Reit	538,024	1,937,436
	LOTTE Reit Co. Ltd.	453,471	1,253,908
	Mirae Asset Global REIT Co. Ltd.	162,808	367,119
	Miraeasset Maps Reit1 Co. Ltd.	69,520	161,894
	NH All-One REIT Co. Ltd.	124,068	345,126
	Shinhan Alpha REIT Co. Ltd.	564,011	2,772,748
	Shinhan Seobu T&D REIT Co. Ltd.	76,199	242,952
	SK REITs Co. Ltd.	616,882	2,343,858
TOTAL SOUTH KOREA			17,306,112
SPAIN — (1.4%)
#	Inmobiliaria Colonial Socimi SA	2,146,224	12,485,157
*	Lar Espana Real Estate Socimi SA	721,267	6,342,332
	Merlin Properties Socimi SA	2,599,740	29,688,695
TOTAL SPAIN			48,516,184
TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	5,540,572
	Cathay No. 2 REIT	4,142,000	2,082,460
	Fubon No. 1 REIT	1,308,000	557,205
	Fubon No. 2 REIT	4,032,000	1,526,452
TOTAL TAIWAN			9,706,689

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
THAILAND — (0.1%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,303,200	$908,160
	IMPACT Growth Real Estate Investment Trust	1,691,000	512,352
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	3,412,100	914,169
TOTAL THAILAND			2,334,681
TURKEY — (0.7%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	13,751,517	959,448
	AKIS Gayrimenkul Yatirimi AS	3,282,734	2,020,185
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	414,136
	Alarko Gayrimenkul Yatirim Ortakligi AS	484,060	752,791
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,312,056	5,356,787
	Halk Gayrimenkul Yatirim Ortakligi AS	4,705,238	409,037
*	Is Gayrimenkul Yatirim Ortakligi AS	2,661,781	1,307,907
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,676,749	525,014
*	Kuyumcukent Gayrimenkul Yatirimlari AS	723,558	1,119,178
*	Nurol Gayrimenkul Yatirim Ortakligi AS	244,891	65,852
*	Ozak Gayrimenkul Yatirim Ortakligi	3,011,554	1,007,309
	Panora Gayrimenkul Yatirim Ortakligi	515,880	782,762
*	Pera Yatirim Holding AS	1,003,146	950,503
*	Reysas Gayrimenkul Yatirim Ortakligi AS	4,524,101	1,592,555
*	Servet Gayrimenkul Yatirim Ortakligi AS	130,928	1,347,791
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,547,853	2,332,701
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	8,826,758	532,766
	Yeni Gimat Gayrimenkul Ortakligi AS	958,205	1,448,647
TOTAL TURKEY			22,925,369
UNITED KINGDOM — (15.3%)
	Abrdn Property Income Trust Ltd.	4,048,423	2,822,291
	AEW U.K. REIT PLC	136,073	163,783
	Assura PLC	26,148,285	13,722,255
	Balanced Commercial Property Trust Ltd.	2,256,228	2,520,150
	Big Yellow Group PLC	1,508,533	23,459,813
	British Land Co. PLC	6,963,403	36,908,112
	Capital & Regional PLC	5,731	4,764
	CLS Holdings PLC	982,702	1,158,117
#	Custodian Property Income Reit PLC	3,126,023	3,087,697
#	Derwent London PLC	783,888	23,252,152
	Empiric Student Property PLC	5,901,783	7,313,124
	Great Portland Estates PLC	3,052,091	13,772,221
	Hammerson PLC	39,111,994	14,517,621
	Helical PLC	64,005	184,145
	Impact Healthcare Reit PLC	1,997,063	2,246,507
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	5,561,938	45,482,239
	LondonMetric Property PLC	16,261,497	42,043,704
	NewRiver REIT PLC	3,990,971	4,252,801
	Palace Capital PLC	29,488	86,716
	Picton Property Income Ltd.	1,242,365	1,172,139
	Primary Health Properties PLC	11,011,314	13,116,336
	PRS REIT PLC	2,051,342	2,163,276
#Ω	Regional REIT Ltd.	1,387,291	2,336,423
Ω	Residential Secure Income PLC	220,068	141,743
	Safestore Holdings PLC	1,888,806	19,627,326
	Schroder European Real Estate Investment Trust PLC	56,413	46,992
	Schroder Real Estate Investment Trust Ltd.	5,185,655	3,198,562
	Segro PLC	10,194,779	119,998,744
	Shaftesbury Capital PLC	12,468,488	24,421,023
	Sirius Real Estate Ltd.	2,827,722	3,447,273

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Supermarket Income Reit PLC	1,132,156	$1,090,425
	Target Healthcare REIT PLC	4,903,517	5,140,663
	Town Centre Securities PLC	222	399
Ω	Triple Point Social Housing Reit PLC	684,827	524,243
#	Tritax Big Box REIT PLC	17,286,447	36,743,597
	UNITE Group PLC	3,254,067	39,885,867
	Urban Logistics REIT PLC	1,717,527	2,745,574
	Warehouse Reit PLC	907,327	1,000,897
	Workspace Group PLC	1,465,564	11,554,161
TOTAL UNITED KINGDOM			525,353,875
UNITED STATES — (0.0%)
	United Hampshire U.S. REIT	208,500	93,020
TOTAL COMMON STOCKS Cost ($3,446,399,436)			3,359,632,730

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	7,031,379	81,331,960
TOTAL INVESTMENTS — (100.0%)
(Cost $3,527,732,975)^^			$3,440,964,690
As of July 31, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	09/20/24	$24,716,157	$25,011,000	$294,843
Total Futures Contracts			$24,716,157	$25,011,000	$294,843
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$807,508,807	—	$807,508,807
Belgium	—	120,654,294	—	120,654,294
Canada	$160,302,394	—	—	160,302,394
China	—	3,795,201	—	3,795,201
France	—	206,010,972	—	206,010,972
Germany	—	5,830,509	—	5,830,509
Hong Kong	—	100,669,773	—	100,669,773
India	—	5,219,387	—	5,219,387
Ireland	—	4,575,771	—	4,575,771
Italy	—	1,237,020	—	1,237,020
Japan	—	698,454,823	—	698,454,823
Malaysia	—	21,889,403	—	21,889,403
Mexico	91,276,606	—	—	91,276,606
Netherlands	—	24,724,782	—	24,724,782
New Zealand	—	51,791,870	—	51,791,870

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	—	$2,049,302	—	$2,049,302
Saudi Arabia	—	4,504,498	—	4,504,498
Singapore	—	356,222,468	$90,806	356,313,274
South Africa	—	66,588,114	—	66,588,114
South Korea	—	17,306,112	—	17,306,112
Spain	—	48,516,184	—	48,516,184
Taiwan	—	9,706,689	—	9,706,689
Thailand	—	2,334,681	—	2,334,681
Turkey	—	22,925,369	—	22,925,369
United Kingdom	—	525,353,875	—	525,353,875
United States	—	93,020	—	93,020
Securities Lending Collateral	—	81,331,960	—	81,331,960
Total Investments in Securities	$251,579,000	$3,189,294,884	$90,806˂˃	$3,440,964,690
Financial Instruments
Assets
Futures Contracts**	$294,843	—	—	294,843
Total Financial Instruments	$294,843	—	—	$294,843
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value†
COMMON STOCKS — (72.0%)
UNITED STATES — (72.0%)
	Acadia Realty Trust	437,200	$9,461,008
#	Agree Realty Corp.	435,697	30,050,022
	Alexander's, Inc.	8,949	2,168,343
	Alexandria Real Estate Equities, Inc.	743,704	87,229,042
	Alpine Income Property Trust, Inc.	48,160	836,539
	American Assets Trust, Inc.	247,456	6,562,533
#	American Homes 4 Rent, Class A	1,420,620	51,270,176
	American Tower Corp.	1,933,426	426,127,090
	Americold Realty Trust, Inc.	1,206,692	36,068,024
*	Apartment Investment & Management Co., Class A	631,345	5,593,717
	Apple Hospitality REIT, Inc.	1,009,838	14,935,504
#*	Ashford Hospitality Trust, Inc.	96,277	100,128
#	AvalonBay Communities, Inc.	610,418	125,086,857
	Bluerock Homes Trust, Inc.	14,660	273,563
	Braemar Hotels & Resorts, Inc.	253,577	900,198
	Brandywine Realty Trust	843,680	4,252,147
	Brixmor Property Group, Inc.	1,307,967	33,313,919
	Broadstone Net Lease, Inc.	815,181	14,192,301
	BRT Apartments Corp.	43,525	815,659
	BXP, Inc.	644,782	45,979,404
	Camden Property Trust	484,050	53,608,537
	CareTrust REIT, Inc.	634,475	17,105,446
	CBL & Associates Properties, Inc.	15,536	400,363
	Centerspace	69,096	4,824,974
	Chatham Lodging Trust	235,073	2,066,292
	City Office REIT, Inc.	207,861	1,257,559
#	Clipper Realty, Inc.	20,974	82,638
	Community Healthcare Trust, Inc.	121,579	2,645,559
	COPT Defense Properties	479,562	13,892,911
	Cousins Properties, Inc.	672,702	18,506,032
	Creative Media & Community Trust Corp.	2,013	4,408
	Crown Castle, Inc.	1,731,349	190,586,898
#	CTO Realty Growth, Inc.	102,885	2,064,902
	CubeSmart	972,242	46,259,274
	DiamondRock Hospitality Co.	939,152	7,729,221
#	Digital Realty Trust, Inc.	1,353,023	202,263,408
#	Diversified Healthcare Trust	735,961	2,458,110
#	Douglas Emmett, Inc.	750,018	12,067,790
#	Easterly Government Properties, Inc.	424,521	5,913,578
	EastGroup Properties, Inc.	209,941	39,256,868
	Elme Communities	378,834	6,235,608
	Empire State Realty Trust, Inc., Class A	595,667	6,415,334
#	EPR Properties	324,084	14,583,780
	Equinix, Inc.	396,655	313,452,647
*	Equity Commonwealth	469,569	9,565,121
	Equity LifeStyle Properties, Inc.	768,338	52,769,454
	Equity Residential	1,602,298	111,568,010
#	Essential Properties Realty Trust, Inc.	764,237	22,613,773
	Essex Property Trust, Inc.	277,441	77,228,477
	Extra Space Storage, Inc.	929,204	148,319,576
	Federal Realty Investment Trust	320,500	35,783,825
	First Industrial Realty Trust, Inc.	565,808	30,961,014
	Four Corners Property Trust, Inc.	395,239	10,726,786
	Franklin Street Properties Corp., Class C	380,388	661,875
	Gaming & Leisure Properties, Inc.	1,259,153	63,209,481

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	Getty Realty Corp.	221,930	$6,573,567
	Gladstone Commercial Corp.	170,171	2,561,074
	Global Medical REIT, Inc.	306,210	2,924,306
#	Global Net Lease, Inc.	837,315	7,284,636
	Healthcare Realty Trust, Inc.	1,622,152	28,695,869
	Healthpeak Properties, Inc.	3,029,482	66,103,302
#	Highwoods Properties, Inc.	460,885	14,273,608
#	Host Hotels & Resorts, Inc.	3,023,000	52,932,730
#	Hudson Pacific Properties, Inc.	627,531	3,758,911
#	Independence Realty Trust, Inc.	964,614	17,990,051
	Industrial Logistics Properties Trust	260,457	1,338,749
#	Innovative Industrial Properties, Inc.	86,912	10,673,663
	InvenTrust Properties Corp.	204,226	5,753,046
	Invitation Homes, Inc.	2,717,137	95,833,422
#	Iron Mountain, Inc.	1,184,791	121,512,165
	JBG SMITH Properties	394,865	6,456,043
	Kilroy Realty Corp.	478,433	17,687,668
	Kimco Realty Corp.	2,890,950	62,820,346
	Kite Realty Group Trust	949,060	23,403,820
	Lamar Advertising Co., Class A	382,202	45,810,732
	LTC Properties, Inc.	192,240	6,864,890
	LXP Industrial Trust	1,288,488	13,271,426
	Macerich Co.	938,421	15,024,120
#	Medical Properties Trust, Inc.	2,560,777	12,317,337
	Mid-America Apartment Communities, Inc.	496,240	69,359,465
	Modiv Industrial, Inc.	2,367	35,221
	National Health Investors, Inc.	192,264	14,392,883
#	National Storage Affiliates Trust	283,711	12,077,577
#	NET Lease Office Properties	64,964	1,917,088
#	NETSTREIT Corp.	321,757	5,299,338
	NexPoint Residential Trust, Inc.	107,510	4,697,112
	NNN REIT, Inc.	827,288	37,136,958
#	Office Properties Income Trust	231,988	577,650
#	Omega Healthcare Investors, Inc.	1,068,901	38,907,996
	One Liberty Properties, Inc.	79,124	2,088,082
	Orion Office REIT, Inc.	254,717	1,031,604
	Outfront Media, Inc.	601,754	9,760,450
	Paramount Group, Inc.	727,620	3,812,729
	Park Hotels & Resorts, Inc.	952,536	14,345,192
#	Pebblebrook Hotel Trust	525,825	7,198,544
	Phillips Edison & Co., Inc.	333,269	11,697,742
	Piedmont Office Realty Trust, Inc., Class A	590,392	5,106,891
	Plymouth Industrial REIT, Inc.	150,435	3,598,405
	Postal Realty Trust, Inc., Class A	86,899	1,300,009
	Prologis, Inc.	4,100,576	516,877,605
	Public Storage	651,506	192,793,656
	Realty Income Corp.	3,402,840	195,425,092
	Regency Centers Corp.	800,133	53,880,956
	Retail Opportunity Investments Corp.	546,314	8,167,394
#	Rexford Industrial Realty, Inc.	966,928	48,452,762
	RLJ Lodging Trust	713,385	6,734,354
	Ryman Hospitality Properties, Inc.	241,773	24,300,604
	Sabra Health Care REIT, Inc.	1,027,077	16,669,460
	Saul Centers, Inc.	59,342	2,346,976
	SBA Communications Corp.	450,905	98,991,684
#	Service Properties Trust	818,781	4,642,488
	Simon Property Group, Inc.	1,338,627	205,398,927
	SITE Centers Corp.	806,413	12,459,081
#	SL Green Realty Corp.	289,497	19,292,080

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	STAG Industrial, Inc.	784,115	$31,999,733
	Summit Hotel Properties, Inc.	524,509	3,325,387
	Sun Communities, Inc.	530,762	67,263,468
	Sunstone Hotel Investors, Inc.	857,665	8,885,409
#	Tanger, Inc.	434,236	12,549,420
	Terreno Realty Corp.	414,949	28,386,661
	UDR, Inc.	1,327,464	53,191,482
	UMH Properties, Inc.	321,009	5,701,120
#	Uniti Group, Inc.	1,083,080	4,159,027
	Universal Health Realty Income Trust	63,148	2,699,577
	Urban Edge Properties	528,734	10,733,300
	Ventas, Inc.	1,733,077	94,348,712
	Veris Residential, Inc.	345,531	5,428,292
	VICI Properties, Inc.	4,772,428	149,186,099
#	Vornado Realty Trust	695,244	20,850,368
#	Welltower, Inc.	2,304,870	256,416,787
	Whitestone REIT	222,491	3,070,376
	WP Carey, Inc.	941,521	54,429,329
	Xenia Hotels & Resorts, Inc.	435,097	6,039,146
TOTAL UNITED STATES			5,533,608,932
AFFILIATED INVESTMENT COMPANIES — (24.4%)
UNITED STATES — (24.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	507,371,994	1,877,276,376
TOTAL INVESTMENT SECURITIES (Cost $6,810,265,313)			7,410,885,308

SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	24,066,529	278,377,541
TOTAL INVESTMENTS — (100.0%)
(Cost $7,088,660,772)^^			$7,689,262,849
As of July 31, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	09/20/24	$48,592,155	$48,910,400	$318,245
Total Futures Contracts			$48,592,155	$48,910,400	$318,245

DFA Global Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,533,608,932	—	—	$5,533,608,932
Affiliated Investment Company	1,877,276,376	—	—	1,877,276,376
Securities Lending Collateral	—	$278,377,541	—	278,377,541
Total Investments in Securities	$7,410,885,308	$278,377,541	—	$7,689,262,849
Financial Instruments
Assets
Futures Contracts**	318,245	—	—	318,245
Total Financial Instruments	$318,245	—	—	$318,245
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (5.8%)
	Accent Group Ltd.	464,761	$667,251
	Acrow Ltd.	116	86
#	Adairs Ltd.	898,831	1,291,315
*	Ainsworth Game Technology Ltd.	814,002	496,212
#*	Alkane Resources Ltd.	2,967,920	848,038
*	Alliance Aviation Services Ltd.	74,296	154,380
	Amotiv Ltd.	760,941	5,403,993
	AMP Ltd.	1,952,537	1,516,814
	Ansell Ltd.	1,390,338	24,892,459
	APM Human Services International Ltd.	36,438	34,032
#	ARN Media Ltd.	1,116,317	498,584
*	Aurelia Metals Ltd.	2,534,335	282,165
	Austal Ltd.	4,913,764	8,436,216
*	Australian Agricultural Co. Ltd.	1,888,902	1,727,706
#*	Australian Vintage Ltd.	612,478	60,009
	Auswide Bank Ltd.	15,599	45,466
*	AVJennings Ltd.	1,640,643	343,960
	Bank of Queensland Ltd.	5,961,549	24,635,423
	Bapcor Ltd.	862,815	2,901,168
	Base Resources Ltd.	1,700,058	288,862
*	BCI Minerals Ltd.	1,771,787	294,772
	Beach Energy Ltd.	25,518,576	24,795,924
	Bega Cheese Ltd.	104,740	306,112
	Bell Financial Group Ltd.	49,868	47,675
	Brickworks Ltd.	991,260	18,716,603
*††	BWX Ltd.	1,263,882	0
	Calima Energy Ltd.	596,138	3,509
	Capral Ltd.	28,874	170,297
#	Cedar Woods Properties Ltd.	894,897	2,902,010
	Challenger Ltd.	2,260,175	10,417,012
*	Cooper Energy Ltd.	27,480,857	4,121,691
Ω	Coronado Global Resources, Inc., CDI	352,437	332,728
	Corporate Travel Management Ltd.	290,773	2,569,918
	Credit Corp. Group Ltd.	393,247	4,511,086
#*	Develop Global Ltd.	71,874	101,853
	Domain Holdings Australia Ltd.	172,385	363,912
	Downer EDI Ltd.	10,673,231	34,837,666
	Elanor Investor Group	68,066	39,152
	Elders Ltd.	1,058,970	6,600,355
#	Emeco Holdings Ltd.	3,406,730	1,883,702
	Enero Group Ltd.	24,327	19,966
	EQT Holdings Ltd.	36,419	845,448
	EVT Ltd.	551,193	4,181,446
	Fenix Resources Ltd.	218,733	61,448
*	Finbar Group Ltd.	11,796	6,868
*	FleetPartners Group Ltd.	4,106,440	9,190,784
#	Fleetwood Ltd.	919,283	1,059,068
	G8 Education Ltd.	10,502,108	8,956,937
	Gold Road Resources Ltd.	103,091	115,270
	GrainCorp Ltd., Class A	4,664,869	27,561,985
	Grange Resources Ltd.	4,723,117	988,431
	GTN Ltd.	74,832	19,168
	GWA Group Ltd.	1,560,746	2,715,646
#	Harvey Norman Holdings Ltd.	3,980,299	12,500,597
*	Healius Ltd.	11,119,593	11,001,014

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Helia Group Ltd.	6,335,205	$16,556,201
	Horizon Oil Ltd.	118,216	14,701
#	Humm Group Ltd.	4,231,616	1,234,831
	Iluka Resources Ltd.	2,136,042	8,497,953
	Imdex Ltd.	659,125	990,299
	Incitec Pivot Ltd.	2,724,096	5,259,105
#	Insignia Financial Ltd.	7,808,552	14,147,390
#	Integral Diagnostics Ltd.	90,034	145,846
	IVE Group Ltd.	1,404,099	2,061,472
*	Judo Capital Holdings Ltd.	211,890	192,349
	Jupiter Mines Ltd.	2,285,350	367,677
*	Karoon Energy Ltd.	1,559,727	1,891,418
	Kelsian Group Ltd.	426,221	1,465,990
	Lendlease Corp. Ltd.	2,997,508	12,373,273
	Maas Group Holdings Ltd.	6,892	19,860
	Macmahon Holdings Ltd.	8,681,629	1,584,730
	Magellan Financial Group Ltd.	1,608,658	10,800,237
#	McPherson's Ltd.	905,955	260,082
#*	Metals X Ltd.	666,161	193,594
	Michael Hill International Ltd. (MHJ AU)	402,866	150,229
	Monash IVF Group Ltd.	5,115,539	4,527,354
#*	Mount Gibson Iron Ltd.	9,435,070	2,196,345
	Myer Holdings Ltd.	10,110,112	5,517,468
	MyState Ltd.	933,376	2,420,950
	Navigator Global Investments Ltd.	1,723,766	2,126,174
#	New Hope Corp. Ltd.	4,474,475	14,269,944
	Nickel Industries Ltd.	15,366,778	8,613,017
	Nine Entertainment Co. Holdings Ltd.	12,311,698	11,724,980
	NRW Holdings Ltd.	6,974,833	15,275,801
	Nufarm Ltd.	3,747,584	11,425,368
#*	OM Holdings Ltd.	97,211	27,368
	oOh!media Ltd.	3,851,681	3,658,554
	Pacific Current Group Ltd.	70,198	496,058
	Peet Ltd.	2,975,440	2,538,889
	Perenti Ltd.	3,581,791	2,465,886
	Perpetual Ltd.	348,949	5,068,801
	Perseus Mining Ltd.	19,531,674	32,543,389
#	Peter Warren Automotive Holdings Ltd.	196,341	242,700
*	PEXA Group Ltd.	561,996	5,099,764
	Premier Investments Ltd.	223,889	4,867,966
	Ramelius Resources Ltd.	9,997,935	12,759,080
*	Red 5 Ltd.	41,473,465	10,637,351
*	Regis Resources Ltd.	10,791,089	11,906,464
	Reject Shop Ltd.	302,690	650,397
	Reliance Worldwide Corp. Ltd.	5,734,006	19,328,297
*	Resolute Mining Ltd.	33,277,803	14,295,165
*	Retail Food Group Ltd.	440,548	21,478
#	Ridley Corp. Ltd.	3,910,158	5,675,559
*	Sandfire Resources Ltd.	7,717,862	44,081,549
#*	Select Harvests Ltd.	156,502	440,861
#	Servcorp Ltd.	392,755	1,122,883
	Service Stream Ltd.	6,326,671	5,803,485
#*	Seven West Media Ltd.	402,946	47,592
	SG Fleet Group Ltd.	58,438	121,567
	Shaver Shop Group Ltd.	1,223,849	976,385
	Sigma Healthcare Ltd.	5,967,104	5,084,098
	Sims Ltd. (SGM AU)	2,897,689	19,346,275
#	Solvar Ltd.	2,863,511	2,075,625
	Southern Cross Electrical Engineering Ltd.	209,262	243,196

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Southern Cross Media Group Ltd.	1,914,842	$833,364
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	1,026,348	633,524
	Stanmore Resources Ltd.	128,484	312,854
#*	Star Entertainment Group Ltd.	11,013,558	4,209,386
††	Sunland Group Ltd.	1,837,244	66,081
	Super Retail Group Ltd.	1,302,458	13,644,165
*	Superloop Ltd.	2,824,059	2,815,122
	Tabcorp Holdings Ltd.	19,095,488	8,079,658
*††	Ten Sixty Four Ltd.	500,279	35,987
	Terracom Ltd.	280,598	35,943
Ω	Viva Energy Group Ltd.	620,526	1,323,676
*	West African Resources Ltd.	5,701,709	5,604,761
#	Westgold Resources Ltd.	5,636,301	9,683,459
	Whitehaven Coal Ltd.	202,351	1,021,560
TOTAL AUSTRALIA			682,995,052
AUSTRIA — (0.8%)
#	Agrana Beteiligungs AG	324,874	4,421,527
Ω	BAWAG Group AG	295,921	21,611,095
#	EVN AG	128,950	4,214,810
	Mayr Melnhof Karton AG	783	89,435
	Oberbank AG	18,557	1,405,427
	Palfinger AG	658	16,104
	Porr AG	68,584	1,043,768
	Raiffeisen Bank International AG	364,403	7,104,152
#	Semperit AG Holding	40,210	466,698
	Strabag SE (STR AV)	4,213	176,518
	Strabag SE (STRB AV)	180	7,537
	Telekom Austria AG	205	1,899
	UNIQA Insurance Group AG	69,971	599,052
	Vienna Insurance Group AG Wiener Versicherung Gruppe	443,115	14,272,238
	voestalpine AG	1,284,239	32,936,683
	Zumtobel Group AG	182,952	1,124,484
TOTAL AUSTRIA			89,491,427
BELGIUM — (1.3%)
	Ackermans & van Haaren NV	301,730	57,889,745
	Ageas SA	167,625	8,002,623
*	AGFA-Gevaert NV	554,506	707,215
	Bekaert SA	841,379	34,451,655
#	bpost SA	593,845	1,696,259
	Cie d'Entreprises CFE	51,813	406,490
	Deceuninck NV	1,446,255	3,861,389
	Deme Group NV	7,712	1,389,013
	Econocom Group SA	23,550	50,479
*	Galapagos NV (GLPG BB)	135,411	3,620,057
*	Galapagos NV (GLPG NA)	37,281	996,665
#*	Galapagos NV (GLPG US), Sponsored ADR	11,123	296,650
	Gimv NV	202,812	8,850,566
	Greenyard NV	71,122	483,877
*	Ontex Group NV	208,824	1,962,510
	Proximus SADP	1,325,966	9,589,552
	Recticel SA	348,045	4,655,715
	Roularta Media Group NV	392	4,626
#	Sipef NV	89,430	5,073,503
#	Tessenderlo Group SA	156,198	4,168,432
#	Umicore SA	271,401	3,727,443

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Viohalco SA	35,319	$226,150
TOTAL BELGIUM			152,110,614
CANADA — (11.7%)
#	Acadian Timber Corp.	115,277	1,513,759
*	ACT Energy Technologies Ltd.	4,600	21,323
	ADENTRA, Inc.	63,197	1,998,923
*	Advantage Energy Ltd.	3,109,485	21,688,582
	Aecon Group, Inc.	1,124,335	13,705,543
	AGF Management Ltd., Class B	1,075,232	6,401,628
#*	Aimia, Inc.	58,791	114,972
	Alamos Gold, Inc. (AGI CN), Class A	5,976,986	101,863,963
	Alaris Equity Partners Income	273,519	3,219,269
#	Algoma Central Corp.	307,731	3,278,690
	Algoma Steel Group, Inc. (ASTL CN)	3,600	31,707
	Algoma Steel Group, Inc. (ASTL US)	23,551	208,426
#	Andrew Peller Ltd., Class A	32,765	99,435
	B2Gold Corp. (BTG US)	11,013,701	33,041,103
	B2Gold Corp. (BTO CN)	1,702,772	5,105,911
	Baytex Energy Corp.	2,554,586	9,491,925
#	Birchcliff Energy Ltd.	5,902,714	25,609,138
	Black Diamond Group Ltd.	889,335	5,926,109
*	Bonterra Energy Corp.	252,498	874,183
	Brookfield Reinsurance Ltd. (BNRE US)	4,318	211,150
*	Calfrac Well Services Ltd.	8,902	27,854
	Canaccord Genuity Group, Inc.	1,156,148	7,871,503
#	Canadian Tire Corp. Ltd., Class A	1,200	123,229
	Canadian Western Bank	1,871,396	64,668,311
*	Canfor Corp.	217,414	2,494,360
*	Capstone Copper Corp.	1,615,334	10,857,422
#	Cardinal Energy Ltd.	1,416,793	7,049,844
	Cascades, Inc.	1,544,329	10,883,512
*	Celestica, Inc. (CLS CN)	1,461,164	76,632,662
	Centerra Gold, Inc.	4,558,501	30,573,802
	CES Energy Solutions Corp.	1,479,246	8,849,869
	Chesswood Group Ltd.	32,600	39,904
#	Cogeco Communications, Inc.	131,122	6,011,678
	Cogeco, Inc.	57,718	2,287,149
#*	Conifex Timber, Inc.	21,950	6,995
	Converge Technology Solutions Corp.	25,592	78,037
#	Corus Entertainment, Inc., Class B	1,753,893	133,386
*	Crew Energy, Inc.	2,534,127	7,525,383
*	dentalcorp Holdings Ltd.	142,970	823,244
	Dexterra Group, Inc.	229,377	985,193
	Doman Building Materials Group Ltd.	656,248	3,393,772
*	Dorel Industries, Inc., Class B	34,301	171,424
#	DREAM Unlimited Corp., Class A	224,325	3,478,642
	Dundee Precious Metals, Inc.	3,017,660	25,506,893
	E-L Financial Corp. Ltd.	6,159	5,738,645
*	Eldorado Gold Corp. (EGO US)	2,451,624	41,579,543
*	Eldorado Gold Corp. (ELD CN)	885,955	15,022,060
	Enerflex Ltd. (EFX CN)	232,457	1,301,483
	Enerflex Ltd. (EFXT US)	5,386	30,108
*	Ensign Energy Services, Inc.	848,780	1,579,955
	EQB, Inc.	456,673	31,875,984
#*	Equinox Gold Corp. (EQX CN)	983,959	5,523,255
#*	Equinox Gold Corp. (EQX US)	2,868,216	16,119,374
	Exco Technologies Ltd.	360,519	2,081,148
	Firm Capital Mortgage Investment Corp.	183,632	1,566,787

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Fortuna Mining Corp. (FSM US)	2,902,146	$14,017,365
*	Fortuna Mining Corp. (FVI CN)	1,727,825	8,322,193
	Frontera Energy Corp.	390,389	2,197,025
*	GoGold Resources, Inc.	17,800	19,854
*	GoldMoney, Inc.	1,640	8,921
*	Gran Tierra Energy, Inc. (GTE CN)	333,103	3,088,193
*	Gran Tierra Energy, Inc. (GTE US)	8,739	81,098
	Guardian Capital Group Ltd., Class A	93,170	2,982,061
*	Heroux-Devtek, Inc.	233,147	5,266,979
	High Liner Foods, Inc.	263,096	2,517,291
	Hudbay Minerals, Inc. (HBM CN)	3,743,310	31,233,789
	Hudbay Minerals, Inc. (HBM US)	665,868	5,553,339
#	IAMGOLD Corp. (IAG US)	1,564,623	6,446,247
*	IAMGOLD Corp. (IMG CN)	6,068,030	25,007,852
#	InPlay Oil Corp.	27,400	45,645
*	Interfor Corp.	877,325	11,520,590
*	Kelt Exploration Ltd.	1,535,997	6,730,732
*	Knight Therapeutics, Inc.	856,444	3,548,227
#	KP Tissue, Inc.	7,820	47,747
	Lassonde Industries, Inc., Class A	14,870	1,615,543
#	Laurentian Bank of Canada	809,705	15,682,115
	Leon's Furniture Ltd.	3,558	70,611
#*	Lightspeed Commerce, Inc. (LSPD US)	46,000	615,940
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	951,381	47,457,074
*	Lucara Diamond Corp.	42,000	9,582
	Magellan Aerospace Corp.	95,675	659,708
*	Major Drilling Group International, Inc.	23,738	162,133
*	Mandalay Resources Corp.	8,398	15,207
	Martinrea International, Inc.	2,119,343	17,468,673
*	Mattr Corp.	341,736	4,343,944
*	MDA Space Ltd.	51,513	492,874
*	MEG Energy Corp.	2,747,532	56,934,698
	Melcor Developments Ltd.	153,409	1,350,030
	Methanex Corp. (MEOH US)	273,396	13,284,312
	Methanex Corp. (MX CN)	71,170	3,459,914
	MTY Food Group, Inc.	36,433	1,202,251
#	Mullen Group Ltd.	1,110,514	12,024,904
	Neo Performance Materials, Inc.	25,426	146,407
*	New Gold, Inc. (NGD CN)	2,029,709	4,689,655
	Northland Power, Inc.	272,715	4,560,888
*	NuVista Energy Ltd.	2,761,715	26,744,019
*	Obsidian Energy Ltd. (OBE CN)	75,713	566,483
#	Obsidian Energy Ltd. (OBE US)	371,492	2,778,760
	OceanaGold Corp.	11,975,424	29,490,777
	Onex Corp.	200,626	13,748,036
*	Osisko Mining, Inc.	556,044	1,316,962
#	Pan American Silver Corp. (PAAS CN)	182,479	4,195,041
#	Paramount Resources Ltd., Class A	785,124	17,031,440
	Parex Resources, Inc.	1,649,564	24,743,759
	Park Lawn Corp.	136,155	2,610,381
#	Petrus Resources Ltd.	39,160	39,142
#	Peyto Exploration & Development Corp.	2,808,465	30,024,223
	Pizza Pizza Royalty Corp.	492,316	4,735,419
	Polaris Renewable Energy, Inc.	291,908	2,723,192
*	Precision Drilling Corp. (PD CN)	163,428	12,573,331
*	Precision Drilling Corp. (PDS US)	75,923	5,834,683
*	Quarterhill, Inc.	398,269	493,275
	Russel Metals, Inc.	712,781	20,722,869

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sandstorm Gold Ltd. (SAND US)	828,377	$4,763,168
	Sandstorm Gold Ltd. (SSL CN)	280,040	1,608,458
*	Saturn Oil & Gas, Inc.	14,300	27,447
#*	SNDL, Inc.	172,438	391,434
*	Source Energy Services Ltd.	6,900	75,265
	SSR Mining, Inc. (SSRM CN)	959,835	5,325,274
	SSR Mining, Inc. (SSRM US)	195,665	1,089,854
#*Ω	STEP Energy Services Ltd.	86,521	282,001
	Superior Plus Corp.	232,958	1,346,471
	Supremex, Inc.	16,500	49,955
	Surge Energy, Inc.	349,997	1,784,651
#	Tamarack Valley Energy Ltd.	3,974,880	11,803,866
#	Tidewater Midstream & Infrastructure Ltd.	1,704,451	716,026
#	Timbercreek Financial Corp.	1,006,973	5,579,505
*	Torex Gold Resources, Inc.	1,145,684	18,164,649
	Total Energy Services, Inc.	545,132	3,869,405
	Transcontinental, Inc., Class A	1,080,142	12,752,193
	Trican Well Service Ltd.	28,113	102,625
*	Valeura Energy, Inc.	93,205	299,061
	Veren, Inc. (VRN CN)	6,012,475	46,944,903
#	Veren, Inc. (VRN US)	4,418,685	34,465,743
#	Vermilion Energy, Inc. (VET CN)	260,288	2,799,607
	Vermilion Energy, Inc. (VET US)	1,400,668	15,043,174
	VersaBank (VBNK CN)	36,929	445,347
	VersaBank (VBNK US)	6,219	75,374
#*	Victoria Gold Corp.	35,746	16,052
	Wajax Corp.	225,764	4,349,634
*	Well Health Technologies Corp.	49,006	171,795
	Western Forest Products, Inc.	290,961	87,458
#	Whitecap Resources, Inc.	7,461,731	57,503,941
#*	Yangarra Resources Ltd.	312,449	235,358
TOTAL CANADA			1,374,721,246
CHINA — (0.1%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,930,833	16,133,220
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd. (SIIC SP)	2,626,200	340,477
TOTAL CHINA			16,473,697
DENMARK — (3.3%)
	Alm Brand AS	588,857	1,123,398
	BankNordik P	1,339	29,271
*	Bavarian Nordic AS	287,450	7,747,824
	D/S Norden AS	483,609	20,919,679
	Dfds AS	517,380	14,191,193
	FLSmidth & Co. AS	196,788	10,038,794
	GronlandsBANKEN AS	1,455	141,122
	H Lundbeck AS (HLUNA DC), Class A	323,205	1,738,523
	H Lundbeck AS (HLUNB DC)	3,142,846	19,649,987
#*	Harboes Bryggeri AS, Class B	3,226	101,850
	Jyske Bank AS	1,071,976	87,390,588
	Matas AS	683,568	11,679,961
*	Nilfisk Holding AS	30,962	576,910
	Per Aarsleff Holding AS	442,633	25,310,294
	Rockwool AS (ROCKA DC), Class A	2,070	910,896
Ω	Scandinavian Tobacco Group AS	1,162,809	17,035,146
	Schouw & Co. AS	357,251	29,483,366
#	Solar AS, Class B	39,358	1,864,055

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	SP Group AS	638	$23,127
	Spar Nord Bank AS	1,952,996	39,829,588
	Sparekassen Sjaelland-Fyn AS	74,890	2,453,539
	Sydbank AS	1,486,255	80,127,381
	TORM PLC, Class A	212,441	8,226,545
	UIE PLC	124,823	4,489,542
TOTAL DENMARK			385,082,579
FINLAND — (2.0%)
	Aktia Bank OYJ	498,731	5,036,914
	Aspo OYJ	18,087	116,367
	Atria OYJ	271,974	2,925,860
	Cargotec OYJ, Class B	597,338	30,447,880
Ω	Enento Group OYJ	11,069	204,928
#	Fiskars OYJ Abp	234,265	4,031,469
#*	HKFoods OYJ	314,909	228,590
	Huhtamaki OYJ	203,455	8,243,881
*	Kalmar OYJ, Class B	597,338	17,661,533
	Kemira OYJ	2,743,648	62,029,283
	Konecranes OYJ	270,439	18,891,055
	Lassila & Tikanoja OYJ	9,640	93,919
*	Lindex Group OYJ	12,926	40,206
	Mandatum OYJ	895,296	4,146,587
#	Metsa Board OYJ (METSB FH), Class B	3,667,907	28,026,495
#	Nokian Renkaat OYJ	449,392	4,100,370
	Oma Saastopankki OYJ	44,146	663,733
	Outokumpu OYJ	3,888,909	14,021,484
	Raisio OYJ, Class V	869,263	1,928,018
*	Rapala VMC OYJ	41,445	121,503
	Sanoma OYJ	48,790	360,700
Ω	Terveystalo OYJ	63,312	706,251
	TietoEVRY OYJ	843,168	17,098,085
#	Valmet OYJ	593,313	16,803,003
#	YIT OYJ	172,132	432,172
TOTAL FINLAND			238,360,286
FRANCE — (4.1%)
	AKWEL SADIR	156,522	1,816,556
#*	Alstom SA	1,919,302	37,604,118
	Altamir	314,688	8,547,410
	Arkema SA	239,356	21,600,166
	Assystem SA	18,108	960,514
#*	Axway Software SA	3,058	71,133
#	Beneteau SACA	76,449	745,318
#*	Bigben Interactive	42,157	106,916
#	Bonduelle SCA	206,105	1,429,697
	Cie des Alpes	359,346	5,145,357
#*	Clariane SE	327,845	645,527
	Coface SA	1,566,060	23,709,438
	Derichebourg SA	1,253,977	6,457,460
*Ω	Elior Group SA	153,788	533,730
	Elis SA	2,919,053	67,504,083
	Etablissements Maurel et Prom SA	683,698	4,174,970
	Eurazeo SE	273,619	21,527,031
#*	Eutelsat Communications SACA	1,689,095	8,729,647
	Exel Industries SA, Class A	525	29,079
	Fnac Darty SA (FNAC FP)	174,830	5,189,045
	Forvia SE (FRVIA FP)	1,239,324	14,516,126

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Gaumont SA	11,739	$1,137,153
	GL Events SACA	168,138	3,447,127
	Groupe Crit SA	9,214	659,591
	Groupe SFPI	140,840	297,201
	Guerbet	18,568	704,857
*	Haulotte Group SA	13,790	44,798
	Imerys SA	387,384	13,162,096
	IPSOS SA	145,080	8,953,927
	Jacquet Metals SACA	302,537	4,985,819
	LISI SA	21,140	582,030
#Ω	Maisons du Monde SA	172,276	683,419
	Manitou BF SA	13,901	321,532
	Mersen SA	357,178	12,380,685
	Metropole Television SA	35,180	459,206
#*	Nexity SA	474,055	5,342,968
	Opmobility	180,607	1,893,473
*	Plastiques Du Val De Loire	18,390	36,132
	Quadient SA	540,795	10,727,689
	Rexel SA	2,356,284	59,865,854
	Samse SACA	990	178,974
	Savencia SA	114,336	6,189,958
	SCOR SE	1,982,844	42,437,382
	Seche Environnement SACA	15,608	1,703,358
	SES SA	5,290,879	28,609,029
#*Ω	SMCP SA	221,255	524,993
	Societe BIC SA	20,204	1,267,632
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,002	222,994
	Societe LDC SADIR	889	139,180
	Television Francaise 1 SA	627,885	5,524,885
	Totalenergies EP Gabon	1,990	343,308
	Trigano SA	3,427	401,827
	Valeo SE	2,068,539	23,637,523
	Vicat SACA	268,040	9,321,303
	VIEL & Cie SA	23,919	260,017
	Viridien	95,846	4,972,747
*	Voltalia SA	17,773	197,563
	Vranken-Pommery Monopole SA	17,057	272,990
*Ω	X-Fab Silicon Foundries SE	109,816	702,542
TOTAL FRANCE			483,637,083
GERMANY — (3.6%)
	1&1 AG	544,236	8,760,857
	7C Solarparken AG	273,407	695,023
Ω	Aumann AG	2,255	35,182
	Aurubis AG	406,398	31,693,041
#*	BayWa AG (BYW6 GR)	278,901	3,916,762
Ω	Befesa SA	77,981	2,421,040
	Bertrandt AG	11,253	326,430
	Bijou Brigitte AG	45,970	1,762,596
	Bilfinger SE	326,658	18,314,163
#*	Borussia Dortmund GmbH & Co. KGaA	1,073,048	4,233,106
	CANCOM SE	117,231	4,186,817
*	Ceconomy AG	27,689	83,515
#	Deutsche Beteiligungs AG	183,005	4,887,247
	Deutz AG	1,903,378	10,962,883
	DMG Mori AG	1,889	90,159
	Draegerwerk AG & Co. KGaA	38,373	1,906,938
	Duerr AG	345,024	7,588,662
Ω	DWS Group GmbH & Co. KGaA	184,744	6,986,374

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	4,744	$387,778
	ElringKlinger AG	324,392	1,696,832
	flatexDEGIRO AG	60,406	853,032
	FORTEC Elektronik AG	1,354	29,890
*	Fraport AG Frankfurt Airport Services Worldwide	445,232	22,610,346
	Freenet AG	150,733	4,171,095
	Gesco SE	108,609	1,668,615
#	Grenke AG	130,289	4,023,293
	H&R GmbH & Co. KGaA	214,243	942,663
	Hamburger Hafen und Logistik AG	134,569	2,257,303
#*	Heidelberger Druckmaschinen AG	970,000	1,184,096
*	Highlight Communications AG	11,679	22,679
	Hornbach Holding AG & Co. KGaA	140,729	11,534,780
	Indus Holding AG	211,658	5,127,670
Ω	Instone Real Estate Group SE	3,586	36,628
	Jenoptik AG	69,436	1,979,739
Ω	JOST Werke SE	22,580	1,020,651
	K&S AG	2,544,332	32,777,751
	KION Group AG	903,461	35,731,732
	Kloeckner & Co. SE	23,673	130,603
*	Koenig & Bauer AG	58,585	791,806
	Krones AG	31,934	4,320,480
	KSB SE & Co. KGaA	5,653	4,129,131
	KWS Saat SE & Co. KGaA	31,041	2,154,316
	Lanxess AG	318,939	8,326,413
*	Mediclin AG	471,226	1,232,812
#*	Medios AG	14,060	273,875
	METRO AG	1,484,539	6,760,127
	MLP SE	1,292,363	8,201,683
	Mutares SE & Co. KGaA	65,188	2,256,304
	Norma Group SE	97,629	1,813,892
	Patrizia SE	25,964	204,530
	PNE AG	75,869	1,206,233
	ProSiebenSat.1 Media SE	1,703,041	11,683,437
	PWO AG	5,898	185,355
*	q.beyond AG	704,736	649,798
#	RTL Group SA	98,440	3,100,274
	SAF-Holland SE	750,702	15,357,112
#	Salzgitter AG	447,823	8,029,554
#*	SGL Carbon SE	33,170	222,774
	Siltronic AG	163,028	13,295,641
	Sixt SE	14,773	1,030,798
	Suedzucker AG	1,083,520	14,273,378
	Surteco Group SE	92,185	1,416,847
	Takkt AG	444,712	5,153,125
	Technotrans SE	1,248	22,343
	thyssenkrupp AG	3,996,764	15,303,601
#	United Internet AG	890,655	19,754,016
#	Verbio SE	17,866	335,894
	Vossloh AG	81,684	4,342,402
#	Wacker Chemie AG	243,010	24,288,584
	Wacker Neuson SE	680,961	10,599,718
	Wuestenrot & Wuerttembergische AG	98,192	1,326,011
TOTAL GERMANY			429,080,235
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,234,000	$900,075
*	Allied Group Ltd.	31,158,000	5,870,024
	Asia Financial Holdings Ltd.	3,250,106	1,488,979
*	Asia Standard International Group Ltd.	11,007,503	547,283
	Associated International Hotels Ltd.	749,000	490,812
	Bank of East Asia Ltd.	6,042,186	7,620,924
*	BOCOM International Holdings Co. Ltd.	863,000	26,401
*	Century City International Holdings Ltd.	25,099,300	512,687
	Chen Hsong Holdings	2,492,000	457,946
	Cheuk Nang Holdings Ltd.	5,095,016	1,168,592
	Chevalier International Holdings Ltd.	2,422,858	1,312,698
*	China Energy Development Holdings Ltd.	4,910,000	50,257
	Chinney Investments Ltd.	256,000	22,445
	Chow Sang Sang Holdings International Ltd.	3,643,000	3,094,244
*	Chuang's China Investments Ltd.	20,064,415	273,031
*	Chuang's Consortium International Ltd.	16,349,520	764,901
	CITIC Telecom International Holdings Ltd.	10,913,000	2,907,995
Ω	Crystal International Group Ltd.	337,500	147,982
	CSI Properties Ltd.	92,445,476	901,352
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	5,684,288	4,501,366
	Dah Sing Financial Holdings Ltd.	2,441,756	6,387,886
	Dickson Concepts International Ltd.	2,004,500	1,366,625
	Eagle Nice International Holdings Ltd.	824,000	484,159
††	EcoGreen International Group Ltd.	3,623,840	165,263
	Emperor International Holdings Ltd.	20,822,333	957,633
	Emperor Watch & Jewellery Ltd.	53,310,000	1,064,126
#	Far East Consortium International Ltd.	28,609,444	4,101,958
	First Pacific Co. Ltd.	24,594,000	10,946,312
*Ω	FIT Hon Teng Ltd.	766,000	264,685
	Get Nice Financial Group Ltd.	5,013,324	432,523
	Glorious Sun Enterprises Ltd.	2,882,000	365,292
*	Gold Peak Technology Group Ltd.	7,106,907	484,880
	Golden Resources Development International Ltd.	9,447,000	500,575
	Great Eagle Holdings Ltd.	3,038,240	4,147,993
	Guotai Junan International Holdings Ltd.	19,730,000	1,688,143
#	Hang Lung Group Ltd.	5,353,000	5,866,202
	Hang Lung Properties Ltd.	3,001,000	2,200,613
	Hanison Construction Holdings Ltd.	7,678,724	422,690
#*	Harbour Centre Development Ltd.	2,192,000	1,447,215
	HKR International Ltd.	15,736,557	2,375,980
	Hon Kwok Land Investment Co. Ltd.	5,862,935	949,021
	Hong Kong Ferry Holdings Co. Ltd.	2,355,000	1,276,898
	Hongkong & Shanghai Hotels Ltd.	7,035,341	4,785,651
	Hongkong Chinese Ltd.	15,539,100	494,333
	Hung Hing Printing Group Ltd.	6,999,275	958,018
	Hutchison Telecommunications Hong Kong Holdings Ltd.	20,702,000	2,676,304
*	IPE Group Ltd.	9,600,000	589,923
	Jacobson Pharma Corp. Ltd.	650,000	49,905
	Johnson Electric Holdings Ltd.	3,744,114	5,176,594
	K Wah International Holdings Ltd.	5,874,000	1,314,518
*	Kader Holdings Co. Ltd.	106,000	4,071
	Keck Seng Investments Hong Kong Ltd.	898,000	259,178
	Kerry Logistics Network Ltd.	1,936,500	1,694,080
	Kerry Properties Ltd.	3,881,500	6,612,648
	Kowloon Development Co. Ltd.	8,446,128	4,744,826
*	Kwoon Chung Bus Holdings Ltd.	218,000	44,997
*	Lai Sun Development Co. Ltd.	7,698,696	650,144
*	Lai Sun Garment International Ltd.	14,296,359	1,219,044

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,755,000	$197,204
*	Lerado Financial Group Co. Ltd.	65,840	1,501
*	Lippo China Resources Ltd.	152,800	13,375
*	Lippo Ltd.	3,654,500	383,371
	Liu Chong Hing Investment Ltd.	3,478,000	1,974,945
	Luk Fook Holdings International Ltd.	789,000	1,551,799
	Lung Kee Group Holdings Ltd.	32,000	5,450
*	Magnificent Hotel Investment Ltd.	7,982,600	75,699
*	Midland Holdings Ltd.	919,969	89,171
	Miramar Hotel & Investment	2,226,000	2,662,255
	Nanyang Holdings Ltd.	98,350	319,438
	National Electronics Holdings	3,237,648	241,819
#	New World Development Co. Ltd.	4,631,000	4,317,226
	NWS Holdings Ltd.	9,869,000	8,838,824
*	Oriental Enterprise Holdings Ltd.	118,000	6,261
	Oriental Watch Holdings	6,016,587	2,578,579
	Pacific Basin Shipping Ltd.	13,067,000	3,923,460
*	Paliburg Holdings Ltd.	8,685,041	878,390
	PAX Global Technology Ltd.	85,000	47,693
	PC Partner Group Ltd.	44,000	23,721
	Pico Far East Holdings Ltd.	734,000	161,596
	Playmates Holdings Ltd.	24,975,000	1,774,205
	Pokfulam Development Co. Ltd.	16,000	10,534
*	PT International Development Co. Ltd.	2,565,000	11,480
*	Public Financial Holdings Ltd.	4,868,444	686,696
*	Regal Hotels International Holdings Ltd.	7,554,623	2,760,804
	Safety Godown Co. Ltd.	308,000	77,125
	SAS Dragon Holdings Ltd.	36,000	17,506
	SEA Holdings Ltd.	2,365,368	459,183
	Shangri-La Asia Ltd.	766,000	537,041
*	Shun Ho Property Investments Ltd.	271,173	25,694
*	Shun Tak Holdings Ltd.	16,046,546	1,584,245
	Singamas Container Holdings Ltd.	16,766,000	1,612,543
	SmarTone Telecommunications Holdings Ltd.	2,091,500	1,003,537
	Soundwill Holdings Ltd.	1,249,000	894,856
*	South China Holdings Co. Ltd.	29,945,751	161,134
	Sun Hung Kai & Co. Ltd.	6,237,688	2,147,310
	TAI Cheung Holdings Ltd.	3,424,000	1,380,699
	Tan Chong International Ltd.	3,879,000	660,018
	Tao Heung Holdings Ltd.	747,000	65,072
	Tern Properties Co. Ltd.	146,000	34,564
*	Texhong International Group Ltd.	63,500	32,480
	Texwinca Holdings Ltd.	9,370,000	1,126,981
	Tian Teck Land Ltd.	432,000	110,477
	Transport International Holdings Ltd.	1,103,638	1,303,194
	United Laboratories International Holdings Ltd.	5,916,000	6,796,138
	Upbest Group Ltd.	4,476,000	492,819
	Vedan International Holdings Ltd.	6,156,000	453,924
*Ω	VPower Group International Holdings Ltd.	2,373,000	81,575
	VSTECS Holdings Ltd.	2,798,000	1,539,034
*	Wai Kee Holdings Ltd.	574,000	54,482
	Wang On Group Ltd.	106,560,000	367,191
	Wing On Co. International Ltd.	2,095,500	3,203,411
	Wing Tai Properties Ltd.	2,306,749	605,071
	Wong's International Holdings Ltd.	70,000	12,987
*	Xingye Alloy Materials Group Ltd.	1,406,000	187,455
	Yue Yuen Industrial Holdings Ltd.	6,694,500	10,928,265
*††	Zensun Enterprises Ltd.	282,000	8,951
TOTAL HONG KONG			183,731,358

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.1%)
	Bank of Ireland Group PLC	641,048	$7,259,827
	Cairn Homes PLC	936,762	1,916,949
	Dalata Hotel Group PLC	879,027	3,913,394
*Ω	Glenveagh Properties PLC	1,055,970	1,572,912
TOTAL IRELAND			14,663,082
ISRAEL — (0.6%)
*	Alrov Properties & Lodgings Ltd.	13,259	478,327
	Ashdod Refinery Ltd.	58,116	869,216
#*	Ashtrom Group Ltd.	11,914	149,581
*	Azorim-Investment Development & Construction Co. Ltd.	945,475	4,279,921
	Carasso Motors Ltd.	277,002	1,382,749
*	Cellcom Israel Ltd. (CEL IT)	342,024	1,292,036
*	Cellcom Israel Ltd. (CELJF US)	29,907	114,394
*	Clal Insurance Enterprises Holdings Ltd.	338,010	5,149,256
	Delek Automotive Systems Ltd.	914	5,005
	Delta Galil Ltd.	8,850	393,058
#	Direct Finance of Direct Group 2006 Ltd.	329	48,812
*	Dor Alon Energy in Israel 1988 Ltd.	22,296	438,618
#*	Equital Ltd.	398,544	11,494,171
#*	Gilat Satellite Networks Ltd.	57,724	263,667
	Harel Insurance Investments & Financial Services Ltd.	408,730	3,671,411
*	IES Holdings Ltd.	7,167	396,130
#	Isracard Ltd.	1,037,060	3,606,622
	Isras Investment Co. Ltd.	13,030	2,368,015
	Kardan Real Estate Enterprise & Development Ltd.	29,208	34,599
	Kerur Holdings Ltd.	11,372	195,374
	Mediterranean Towers Ltd.	343,802	689,183
	Meitav Investment House Ltd.	2,364	10,439
	Menora Mivtachim Holdings Ltd.	412,105	10,570,118
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	143,095
	Migdal Insurance & Financial Holdings Ltd.	1,761,051	2,089,889
	Mivtach Shamir Holdings Ltd.	1,603	64,666
	Mizrahi Tefahot Bank Ltd.	1	42
#	Nawi Group Ltd.	72,228	523,595
#*	Neto Malinda Trading Ltd.	8,734	136,149
	Oil Refineries Ltd.	29,800,260	7,165,786
#	Palram Industries 1990 Ltd.	54,435	789,366
#	Paz Oil Co. Ltd.	85,181	8,048,731
	Plasson Industries Ltd.	7,814	276,650
#	Prashkovsky Investments & Construction Ltd.	34,010	720,708
*	Scope Metals Group Ltd.	1,844	53,436
	Summit Real Estate Holdings Ltd.	535,323	6,339,106
Ω	Tamar Petroleum Ltd.	183,221	925,372
*	Tera Light Ltd.	131,878	226,472
TOTAL ISRAEL			75,403,765
ITALY — (6.0%)
	A2A SpA	6,879,272	14,570,781
	ACEA SpA	43,978	762,996
Ω	Anima Holding SpA	4,315,618	22,693,765
	Ascopiave SpA	35,726	96,031
	Banca IFIS SpA	345,540	8,111,716
	Banca Monte dei Paschi di Siena SpA	6,157,973	33,603,182
	Banca Popolare di Sondrio SpA	8,486,970	64,680,341
	Banca Profilo SpA	2,506,811	575,150
#Ω	Banca Sistema SpA	693,306	1,183,683
	Banco BPM SpA	8,702,128	60,250,662

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banco di Desio e della Brianza SpA	449,311	$2,442,489
	Biesse SpA	4,170	42,957
	BPER Banca SpA	15,232,393	89,125,212
	Buzzi SpA	1,618,323	63,444,801
	Cairo Communication SpA	745,656	1,903,761
	Cementir Holding NV	1,272,630	14,352,006
*	CIR SpA-Compagnie Industriali	6,962,092	4,434,983
	Credito Emiliano SpA	1,477,196	16,170,366
	d'Amico International Shipping SA	707,426	5,351,722
	Danieli & C Officine Meccaniche SpA (DAN IM)	299,192	11,658,334
	Danieli & C Officine Meccaniche SpA (DANR IM)	372,379	10,735,146
	Datalogic SpA	8,110	48,452
	Emak SpA	1,042,352	1,144,704
*	Esprinet SpA	325,168	1,728,565
	Fila SpA	231,681	2,236,947
#	FNM SpA	3,110,853	1,510,425
	Hera SpA	1,210,520	4,429,287
#	IMMSI SpA	3,159,536	1,945,704
	Italmobiliare SpA	130,688	4,236,714
	Iveco Group NV	2,395,636	24,601,094
#	IVS Group SA	48,130	373,091
	Leonardo SpA	4,088,468	97,409,264
	MFE-MediaForEurope NV (MFEA IM), Class A	1,804,299	6,146,801
*Ω	Nexi SpA	699,604	4,293,944
	Orsero SpA	67,174	902,946
Ω	OVS SpA	5,039,445	14,255,996
Ω	Pirelli & C SpA	4,985,116	31,208,233
	Rizzoli Corriere Della Sera Mediagroup SpA	1,448,173	1,224,430
	Sogefi SpA	310,660	671,769
#	Spaxs SpA	147,604	756,617
#*	Telecom Italia SpA (TIT IM)	97,333,703	23,857,687
#*	TREVI - Finanziaria Industriale SpA	152,784	56,021
	Unipol Gruppo SpA	5,684,249	61,244,135
TOTAL ITALY			710,472,910
JAPAN — (26.3%)
	77 Bank Ltd.	898,100	28,037,934
	Achilles Corp.	209,500	2,177,222
#	AD Works Group Co. Ltd.	300,800	459,387
	ADEKA Corp.	92,100	1,955,268
#	AEON Financial Service Co. Ltd.	1,092,714	10,031,329
#	Ahresty Corp.	122,000	596,969
	Aichi Corp.	259,100	2,183,918
	Aichi Financial Group, Inc.	34,909	630,113
	Aichi Steel Corp.	84,734	1,926,254
	Aichi Tokei Denki Co. Ltd.	110,263	1,680,710
	Aida Engineering Ltd.	100,022	568,493
	Ainavo Holdings Co. Ltd.	19,600	177,721
	Aiphone Co. Ltd.	207,700	4,226,347
	Airport Facilities Co. Ltd.	423,100	1,693,799
	Aisan Industry Co. Ltd.	766,630	7,740,750
	Akatsuki Corp.	34,100	113,003
	Akatsuki, Inc.	40,600	638,751
#*	Akebono Brake Industry Co. Ltd.	197,999	199,981
	Albis Co. Ltd.	73,187	1,407,573
	Alconix Corp.	390,899	3,858,294
	Alinco, Inc.	98,000	694,816
#	Alpen Co. Ltd.	312,312	4,593,798
	Alpha Corp.	44,700	406,910

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	2,924,080	$30,990,688
	Alps Logistics Co. Ltd.	105,000	3,996,485
#	Anabuki Kosan, Inc.	28,800	406,239
	AOKI Holdings, Inc.	438,700	4,009,751
	Aoyama Trading Co. Ltd.	408,619	4,182,053
	Arakawa Chemical Industries Ltd.	112,500	890,407
	Arata Corp.	205,300	4,890,333
	Araya Industrial Co. Ltd.	23,200	808,855
	ARCLANDS Corp.	281,200	3,415,631
	Arcs Co. Ltd.	444,700	8,079,712
	Arisawa Manufacturing Co. Ltd.	421,782	4,399,186
#	Artience Co. Ltd.	531,200	11,232,814
	Artnature, Inc.	39,100	217,829
	Asahi Broadcasting Group Holdings Corp.	10,600	48,573
	Asahi Co. Ltd.	15,700	155,331
	Asahi Diamond Industrial Co. Ltd.	715,236	4,540,174
	Asahi Kogyosha Co. Ltd.	361,096	3,218,831
	Asahi Printing Co. Ltd.	11,900	76,576
	Ashimori Industry Co. Ltd.	84,199	1,258,881
	Asia Pile Holdings Corp.	513,600	3,369,962
	ASKA Pharmaceutical Holdings Co. Ltd.	327,900	5,150,312
	Astena Holdings Co. Ltd.	607,600	2,263,669
	Asti Corp.	49,600	1,069,654
	Autobacs Seven Co. Ltd.	70,900	783,739
#	Avantia Co. Ltd.	50,500	291,251
	Awa Bank Ltd.	395,001	7,327,238
	Bando Chemical Industries Ltd.	540,500	6,961,217
	Bank of Kochi Ltd.	41,799	250,097
	Bank of Nagoya Ltd.	136,504	7,387,212
	Bank of Saga Ltd.	133,434	2,435,007
	Bank of the Ryukyus Ltd.	159,313	1,298,784
	Belluna Co. Ltd.	745,960	3,879,493
	BML, Inc.	12,600	251,366
	Bunka Shutter Co. Ltd.	318,600	3,678,500
	Canon Electronics, Inc.	265,000	4,047,410
	Carlit Co. Ltd.	437,500	4,267,800
	Cawachi Ltd.	291,800	5,411,328
	Central Glass Co. Ltd.	548,300	13,748,271
	Chiba Kogyo Bank Ltd.	800,842	5,662,335
	Chino Corp.	2,900	47,559
	Chiyoda Integre Co. Ltd.	157,600	3,552,427
	Chori Co. Ltd.	122,600	3,085,400
	Chubu Shiryo Co. Ltd.	489,784	4,921,413
	Chubu Steel Plate Co. Ltd.	9,300	156,317
	Chudenko Corp.	234,060	5,463,866
#	Chuetsu Pulp & Paper Co. Ltd.	71,200	712,345
	Chugai Ro Co. Ltd.	3,600	72,272
	Chugin Financial Group, Inc.	1,023,900	11,406,601
	Chuo Gyorui Co. Ltd.	59,600	1,282,046
	Chuo Spring Co. Ltd.	121,031	927,970
#	Chuo Warehouse Co. Ltd.	39,400	351,188
	CI Takiron Corp.	989,200	5,632,253
	Citizen Watch Co. Ltd.	2,823,200	19,036,728
	CK-San-Etsu Co. Ltd.	9,900	247,164
	Cleanup Corp.	238,600	1,167,285
	CMK Corp.	1,080,900	3,874,176
	Corona Corp.	14,955	95,329
	Cosel Co. Ltd.	127,600	1,043,704
	CTI Engineering Co. Ltd.	80,500	2,689,952

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co. Ltd.	236,750	$1,924,179
	Dai-Dan Co. Ltd.	179,900	3,687,138
	Daido Kogyo Co. Ltd.	45,489	277,756
	Daido Metal Co. Ltd.	386,656	1,534,294
	Daido Steel Co. Ltd.	2,389,000	23,903,160
	Daihatsu Diesel Manufacturing Co. Ltd.	367,700	4,343,430
#	Daiho Corp.	161,400	3,914,935
	Daiichi Jitsugyo Co. Ltd.	391,000	6,102,297
	Daiichi Kensetsu Corp.	12,800	200,343
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	74,400	427,065
	Daiki Aluminium Industry Co. Ltd.	71,899	596,283
	Daikyonishikawa Corp.	354,649	1,647,076
	Dainichi Co. Ltd.	239,000	1,065,949
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	180,666	3,892,227
	Daio Paper Corp.	83,800	500,153
	Daishi Hokuetsu Financial Group, Inc.	576,943	22,988,656
	Daishinku Corp.	201,100	961,768
	Daisue Construction Co. Ltd.	170,400	2,029,569
#	Daito Bank Ltd.	25,200	128,930
	Daito Pharmaceutical Co. Ltd.	89,762	1,433,904
	Daiwa Industries Ltd.	21,700	228,486
	DCM Holdings Co. Ltd.	1,825,310	17,618,918
#	Denka Co. Ltd.	147,650	2,151,703
#	Denyo Co. Ltd.	317,600	5,629,862
	DIC Corp.	1,099,782	22,624,008
	Digital Holdings, Inc.	6,600	46,883
	DKS Co. Ltd.	89,079	1,900,898
	DMW Corp.	45,300	1,200,745
	Doshisha Co. Ltd.	136,200	2,079,691
	Dowa Holdings Co. Ltd.	338,800	12,434,017
#	DyDo Group Holdings, Inc.	14,600	264,177
	Eagle Industry Co. Ltd.	403,999	5,687,153
#	EDION Corp.	2,078,900	24,221,767
	EF-ON, Inc.	88,639	240,529
#	Ehime Bank Ltd.	287,470	2,365,729
	Eizo Corp.	134,800	4,362,242
	EJ Holdings, Inc.	56,400	678,569
	Endo Lighting Corp.	165,400	1,637,506
	Enomoto Co. Ltd.	50,717	504,795
	Eslead Corp.	182,700	5,743,837
	Exedy Corp.	480,136	10,194,553
	EXEO Group, Inc.	333,000	3,632,196
	FALCO HOLDINGS Co. Ltd.	14,100	233,951
	FCC Co. Ltd.	511,545	7,980,329
	Feed One Co. Ltd.	325,980	2,065,290
#	Ferrotec Holdings Corp.	592,514	9,825,013
	FIDEA Holdings Co. Ltd.	40,296	438,660
	First Bank of Toyama Ltd.	512,500	4,460,496
#	First Juken Co. Ltd.	35,900	262,195
	FJ Next Holdings Co. Ltd.	441,760	3,894,957
	Foster Electric Co. Ltd.	88,590	959,642
#	F-Tech, Inc.	52,700	222,126
#	Fuji Co. Ltd.	12,300	161,792
	Fuji Corp. Ltd.	284,446	1,537,795
	Fuji Die Co. Ltd.	8,900	51,667
#	Fuji Oil Co. Ltd.	282,100	859,550
	Fuji Oil Holdings, Inc.	105,561	2,204,060
#	Fuji Pharma Co. Ltd.	93,800	874,841
	Fuji Seal International, Inc.	203,270	3,249,607

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujicco Co. Ltd.	33,100	$409,621
	Fujikura Composites, Inc.	400,700	3,550,781
	Fujikura Kasei Co. Ltd.	68,800	247,363
	Fujimori Kogyo Co. Ltd.	62,900	1,891,728
	Fujisash Co. Ltd.	567,900	315,674
	Fujishoji Co. Ltd.	19,200	168,061
#	FuKoKu Co. Ltd.	198,200	2,699,605
	Fukuda Corp.	116,800	4,822,297
	Fukuyama Transporting Co. Ltd.	266,062	7,176,792
	Furukawa Battery Co. Ltd.	4,700	42,902
	Furukawa Co. Ltd.	487,820	5,958,389
	Furukawa Electric Co. Ltd.	1,221,002	33,402,648
	Furuno Electric Co. Ltd.	409,200	5,343,984
	Fuso Pharmaceutical Industries Ltd.	36,601	554,449
	Futaba Industrial Co. Ltd.	1,198,100	6,055,259
	Fuyo General Lease Co. Ltd.	207,800	16,984,162
	Gakken Holdings Co. Ltd.	156,000	1,124,663
	Gecoss Corp.	299,700	1,957,163
	Geo Holdings Corp.	289,500	3,178,844
	GLOBERIDE, Inc.	36,000	503,299
	Glory Ltd.	429,152	7,801,633
#	Godo Steel Ltd.	113,800	3,699,473
	Goldcrest Co. Ltd.	142,330	2,720,352
	Grandy House Corp.	377,700	1,573,433
	Gree, Inc.	65,000	229,816
	GS Yuasa Corp.	413,300	7,353,958
	GSI Creos Corp.	179,414	2,659,057
	G-Tekt Corp.	477,749	5,794,410
	Gun-Ei Chemical Industry Co. Ltd.	59,700	1,257,541
#	Gunma Bank Ltd.	5,461,696	37,052,546
	Gunze Ltd.	305,496	11,343,585
#	H.U. Group Holdings, Inc.	19,371	340,901
	H2O Retailing Corp.	1,151,339	20,027,108
	Hagihara Industries, Inc.	68,605	727,578
	Hagiwara Electric Holdings Co. Ltd.	117,800	2,989,244
	Hamakyorex Co. Ltd.	86,700	2,749,001
	Hanwa Co. Ltd.	625,600	24,181,007
	Harima Chemicals Group, Inc.	74,500	486,536
#	Hashimoto Sogyo Holdings Co. Ltd.	7,800	68,616
	Heiwa Corp.	204,500	2,933,852
	Heiwado Co. Ltd.	433,110	7,091,473
	Hibiya Engineering Ltd.	133,900	2,917,006
*	Hino Motors Ltd.	1,848,187	5,970,797
	Hirakawa Hewtech Corp.	87,032	856,377
	Hirano Tecseed Co. Ltd.	20,000	246,470
	Hirogin Holdings, Inc.	3,649,881	29,626,689
	Hisaka Works Ltd.	120,600	871,450
	Hodogaya Chemical Co. Ltd.	55,974	1,905,286
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,380,718
	Hokkan Holdings Ltd.	100,000	1,147,228
#	Hokko Chemical Industry Co. Ltd.	346,300	3,869,788
	Hokkoku Financial Holdings, Inc.	441,216	16,613,013
#	Hokuetsu Corp.	2,426,974	18,787,611
	Hokuhoku Financial Group, Inc.	1,360,910	19,031,721
	Hokuriku Electric Industry Co. Ltd.	113,861	1,054,343
#	Hokuriku Electrical Construction Co. Ltd.	183,820	1,473,673
	H-One Co. Ltd.	2,395	15,798
	Hoosiers Holdings Co. Ltd.	263,000	1,999,962
	Hosiden Corp.	933,400	12,734,039

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Howa Machinery Ltd.	50,620	$300,319
	HS Holdings Co. Ltd.	234,330	1,486,362
	Hyakugo Bank Ltd.	2,981,090	13,347,445
	Hyakujushi Bank Ltd.	121,599	2,664,471
	Ichikawa Co. Ltd.	12,000	138,442
	Ichiken Co. Ltd.	78,403	1,327,793
	Ichikoh Industries Ltd.	388,000	1,277,165
	Ichinen Holdings Co. Ltd.	169,800	1,960,187
	Icom, Inc.	3,600	74,411
	Iino Kaiun Kaisha Ltd.	552,100	4,665,646
	Imagica Group, Inc.	58,500	193,861
	Imura & Co. Ltd.	9,500	68,172
#	Inaba Seisakusho Co. Ltd.	108,300	1,239,014
	Inabata & Co. Ltd.	611,100	13,685,717
	Ines Corp.	433,300	5,145,511
	INFRONEER Holdings, Inc.	399,900	3,467,759
	Innotech Corp.	326,000	3,605,025
	Integrated Design & Engineering Holdings Co. Ltd.	282,900	7,610,621
	Inui Global Logistics Co. Ltd.	6,500	48,885
	I-PEX, Inc.	211,900	2,868,295
	Iriso Electronics Co. Ltd.	16,199	325,586
#	Iseki & Co. Ltd.	194,113	1,317,422
	Ishihara Sangyo Kaisha Ltd.	771,500	7,957,769
	Ishizuka Glass Co. Ltd.	25,699	489,327
	Itochu Enex Co. Ltd.	561,000	6,403,767
	Itochu-Shokuhin Co. Ltd.	79,000	3,653,877
	Itoham Yonekyu Holdings, Inc.	370,840	10,946,323
	IwaiCosmo Holdings, Inc.	422,300	6,216,209
	Iyogin Holdings, Inc.	1,665,600	16,734,607
	Izumi Co. Ltd.	111,400	2,654,264
#	J Trust Co. Ltd.	460,170	1,263,629
	Jaccs Co. Ltd.	446,000	14,479,919
	JAFCO Group Co. Ltd.	392,100	4,963,019
#	JANOME Corp.	249,400	1,162,864
#	Japan Foundation Engineering Co. Ltd.	238,100	936,810
	Japan Medical Dynamic Marketing, Inc.	8,400	39,465
#	Japan Oil Transportation Co. Ltd.	40,221	779,851
	Japan Pulp & Paper Co. Ltd.	220,440	9,729,580
	Japan Securities Finance Co. Ltd.	507,900	5,787,783
	Japan Transcity Corp.	850,500	5,482,434
	Japan Wool Textile Co. Ltd.	766,100	6,801,727
	JGC Holdings Corp.	501,700	4,260,787
	Jichodo Co. Ltd.	1,000	67,905
	JK Holdings Co. Ltd.	269,300	1,982,905
	JMS Co. Ltd.	199,361	706,823
	J-Oil Mills, Inc.	305,500	4,261,486
	Joshin Denki Co. Ltd.	197,956	3,723,092
	JSP Corp.	190,099	2,902,351
#	JTEKT Corp.	206,490	1,484,288
	Juroku Financial Group, Inc.	429,100	13,769,722
#	K&O Energy Group, Inc.	253,000	5,755,642
	Kamei Corp.	571,500	8,574,435
	Kamigumi Co. Ltd.	23,400	533,656
	Kanaden Corp.	340,900	3,681,713
	Kanagawa Chuo Kotsu Co. Ltd.	1,600	36,586
	Kanamoto Co. Ltd.	358,741	6,703,453
	Kandenko Co. Ltd.	1,391,400	18,792,631
	Kaneka Corp.	748,500	21,163,008
	Kanematsu Corp.	550,030	9,315,922

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co. Ltd.	147,629	$943,459
	Katakura Industries Co. Ltd.	133,500	1,861,702
	Kato Sangyo Co. Ltd.	5,300	150,897
	Kawada Technologies, Inc.	275,300	4,927,306
	Kawai Musical Instruments Manufacturing Co. Ltd.	25,008	492,919
	Keihin Co. Ltd.	31,700	446,017
	Keiyo Bank Ltd.	1,129,770	6,357,853
	KEL Corp.	31,900	366,237
	Kenko Mayonnaise Co. Ltd.	147,030	2,107,936
	Kimura Unity Co. Ltd.	93,200	1,005,851
#	Ki-Star Real Estate Co. Ltd.	2,700	62,408
	Kitagawa Corp.	75,219	774,745
#	Kita-Nippon Bank Ltd.	6,243	117,334
	Kitano Construction Corp.	86,527	2,180,275
	Kitz Corp.	371,500	2,737,805
	Kiyo Bank Ltd.	307,800	4,025,884
*	KNT-CT Holdings Co. Ltd.	8,148	75,539
	Koa Corp.	96,599	854,261
	Koatsu Gas Kogyo Co. Ltd.	206,000	1,318,708
	Kohnan Shoji Co. Ltd.	189,376	5,106,425
	Koike Sanso Kogyo Co. Ltd.	2,400	95,601
	Kojima Co. Ltd.	194,300	1,398,426
	Komatsu Matere Co. Ltd.	5,035	25,566
	Komatsu Wall Industry Co. Ltd.	154,400	3,273,536
	Komeri Co. Ltd.	550,000	13,465,722
	Komori Corp.	149,471	1,215,724
	Konica Minolta, Inc.	467,390	1,370,319
	Konoike Transport Co. Ltd.	399,900	6,396,968
	KPP Group Holdings Co. Ltd.	431,700	2,142,663
	KRS Corp.	232,900	2,950,325
	K's Holdings Corp.	675,800	7,294,082
	KU Holdings Co. Ltd.	207,400	1,668,472
	Kumagai Gumi Co. Ltd.	384,285	9,210,332
#	Kumiai Chemical Industry Co. Ltd.	354,700	1,865,940
	Kurabo Industries Ltd.	271,400	8,211,853
#	Kureha Corp.	282,100	5,603,447
	Kurimoto Ltd.	174,800	5,505,262
	Kuriyama Holdings Corp.	99,670	827,010
	KVK Corp.	2,500	30,800
	KYB Corp.	293,100	10,182,180
	Kyodo Printing Co. Ltd.	87,100	2,253,135
	Kyoei Steel Ltd.	356,192	4,740,694
	Kyokuto Boeki Kaisha Ltd.	6,900	79,193
	Kyokuto Kaihatsu Kogyo Co. Ltd.	555,250	9,905,503
	Kyokuto Securities Co. Ltd.	30,157	315,173
	Kyokuyo Co. Ltd.	47,299	1,277,063
	Kyorin Pharmaceutical Co. Ltd.	61,400	701,734
	KYORITSU Co. Ltd.	61,700	71,009
	Kyosan Electric Manufacturing Co. Ltd.	848,300	3,590,563
#	Kyowa Electronic Instruments Co. Ltd.	278,200	809,075
	Kyowa Leather Cloth Co. Ltd.	173,800	900,081
#	Kyushu Leasing Service Co. Ltd.	59,200	422,395
#	LIFULL Co. Ltd.	90,000	97,186
	Lintec Corp.	151,600	3,408,582
	Look Holdings, Inc.	127,599	2,418,847
	Macromill, Inc.	128,900	754,569
	Maezawa Industries, Inc.	83,300	789,217
	Maezawa Kasei Industries Co. Ltd.	216,300	2,779,309
	Maezawa Kyuso Industries Co. Ltd.	317,000	3,092,876

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Makino Milling Machine Co. Ltd.	310,200	$13,917,472
	Mandom Corp.	65,438	554,512
	Marubun Corp.	325,400	2,485,930
	Marudai Food Co. Ltd.	326,074	3,816,582
	Maruha Nichiro Corp.	634,904	14,197,899
	Maruichi Steel Tube Ltd.	210,200	5,122,398
#	MARUKA FURUSATO Corp.	112,314	1,746,449
	Maruyama Manufacturing Co., Inc.	23,200	368,339
#	Maruzen CHI Holdings Co. Ltd.	38,000	84,238
	Maruzen Showa Unyu Co. Ltd.	291,200	10,474,756
	Matsuda Sangyo Co. Ltd.	205,200	4,056,623
	Matsui Construction Co. Ltd.	314,200	1,793,135
	Maxell Ltd.	351,858	4,037,499
	Megmilk Snow Brand Co. Ltd.	647,769	12,320,846
	Meiji Electric Industries Co. Ltd.	53,800	575,585
#	Meiji Shipping Group Co. Ltd.	15,400	72,713
	Meisei Industrial Co. Ltd.	500,800	4,592,971
	Meiwa Corp.	36,100	169,183
#	Meiwa Estate Co. Ltd.	184,800	1,189,760
	Mikuni Corp.	229,452	601,196
#	Miraial Co. Ltd.	97,162	922,146
	Mirait One Corp.	859,409	12,213,439
	Mirarth Holdings, Inc.	697,146	2,503,046
	Mitani Sangyo Co. Ltd.	146,500	351,557
	Mito Securities Co. Ltd.	84,471	286,599
	Mitsuba Corp.	373,141	2,556,012
	Mitsubishi Kakoki Kaisha Ltd.	99,000	2,577,061
	Mitsubishi Materials Corp.	1,592,076	29,829,761
#	Mitsubishi Paper Mills Ltd.	145,836	678,728
	Mitsubishi Shokuhin Co. Ltd.	118,000	4,163,645
	Mitsubishi Steel Manufacturing Co. Ltd.	159,616	1,515,575
	Mitsui DM Sugar Holdings Co. Ltd.	212,306	4,664,855
#	Mitsui Matsushima Holdings Co. Ltd.	8,000	276,387
	Mitsui Mining & Smelting Co. Ltd.	841,685	28,060,520
	Mitsuuroko Group Holdings Co. Ltd.	443,400	4,975,693
	Miyazaki Bank Ltd.	94,926	2,142,455
	Miyoshi Oil & Fat Co. Ltd.	8,800	90,818
	Mizuho Leasing Co. Ltd.	1,902,300	14,354,380
	Mizuno Corp.	195,679	9,886,278
#	MORESCO Corp.	13,000	116,215
	Moriroku Holdings Co. Ltd.	88,000	1,594,156
	Morita Holdings Corp.	137,400	1,770,622
	Morito Co. Ltd.	156,500	1,507,656
	Mory Industries, Inc.	119,900	4,466,781
	MrMax Holdings Ltd.	133,475	637,181
	Mugen Estate Co. Ltd.	62,449	549,100
	Murakami Corp.	58,700	1,865,839
	Musashi Seimitsu Industry Co. Ltd.	228,700	3,195,333
	Musashino Bank Ltd.	282,878	6,089,949
	Muto Seiko Co.	5,100	58,736
#	Nachi-Fujikoshi Corp.	80,888	1,787,480
	Nadex Co. Ltd.	4,300	31,836
#	Nafco Co. Ltd.	183,400	3,662,237
	Nagase & Co. Ltd.	1,471,200	32,320,517
#	Nakabayashi Co. Ltd.	267,900	1,030,615
	Nakano Corp.	6,300	21,063
	Nakayama Steel Works Ltd.	549,600	3,520,066
	Nanto Bank Ltd.	96,446	2,250,573
	Narasaki Sangyo Co. Ltd.	34,900	712,272

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nasu Denki Tekko Co. Ltd.	6,600	$482,278
	NEC Capital Solutions Ltd.	224,500	6,386,281
	Neturen Co. Ltd.	757,900	5,535,316
#	NHK Spring Co. Ltd.	2,620,200	28,816,104
	Nicca Chemical Co. Ltd.	27,800	183,914
#	Nice Corp.	29,200	390,285
	Nichia Steel Works Ltd.	101,699	221,173
	Nichicon Corp.	101,200	741,075
	Nichiden Corp.	64,100	1,478,595
	Nichiha Corp.	32,100	802,633
#	Nichimo Co. Ltd.	109,700	1,588,516
	Nichireki Co. Ltd.	461,800	7,538,659
	Nichirin Co. Ltd.	110,860	2,807,692
	Nihon Chouzai Co. Ltd.	145,703	1,529,787
	Nihon Denkei Co. Ltd.	73,950	985,856
	Nihon Flush Co. Ltd.	2,100	12,996
	Nihon House Holdings Co. Ltd.	224,297	533,209
	Nihon Kagaku Sangyo Co. Ltd.	89,800	858,524
	Nihon Nohyaku Co. Ltd.	558,500	2,711,368
	Nihon Parkerizing Co. Ltd.	72,200	596,157
	Nihon Plast Co. Ltd.	44,100	120,353
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,213,292
#	Nihon Yamamura Glass Co. Ltd.	37,199	365,620
	Nikkiso Co. Ltd.	732,704	5,796,508
	Nikko Co. Ltd.	474,600	2,475,883
	Nikkon Holdings Co. Ltd.	695,900	17,551,981
	Nippi, Inc.	14,000	600,387
	Nippn Corp.	604,500	9,502,590
	Nippon Beet Sugar Manufacturing Co. Ltd.	117,199	2,119,104
	Nippon Carbide Industries Co., Inc.	71,106	878,261
	Nippon Chemical Industrial Co. Ltd.	53,700	888,495
#*	Nippon Chemi-Con Corp.	164,677	1,587,425
#	Nippon Coke & Engineering Co. Ltd.	1,872,558	1,378,866
	Nippon Concrete Industries Co. Ltd.	773,899	1,970,095
	Nippon Denko Co. Ltd.	1,490,700	2,880,297
	Nippon Densetsu Kogyo Co. Ltd.	370,700	4,986,034
	Nippon Electric Glass Co. Ltd.	1,192,000	28,443,377
#	Nippon Felt Co. Ltd.	122,200	399,676
	Nippon Filcon Co. Ltd.	82,300	286,876
	Nippon Hume Corp.	488,200	4,004,416
	Nippon Kayaku Co. Ltd.	1,014,400	8,483,034
	Nippon Kodoshi Corp.	1,000	14,378
	Nippon Light Metal Holdings Co. Ltd.	658,389	7,738,075
	Nippon Paper Industries Co. Ltd.	825,646	5,346,571
	Nippon Rietec Co. Ltd.	25,940	216,460
#	Nippon Road Co. Ltd.	383,100	4,292,090
	Nippon Seiki Co. Ltd.	508,000	4,640,712
#	Nippon Seisen Co. Ltd.	243,500	1,937,466
	Nippon Sharyo Ltd.	30,200	460,577
#*	Nippon Sheet Glass Co. Ltd.	1,346,269	3,768,653
	Nippon Shokubai Co. Ltd.	1,257,000	13,629,847
	Nippon Signal Co. Ltd.	442,032	3,074,909
	Nippon Soda Co. Ltd.	440,900	15,852,671
	Nippon Thompson Co. Ltd.	1,064,463	4,281,820
	Nippon Yakin Kogyo Co. Ltd.	261,150	8,570,640
	Nipro Corp.	701,896	6,129,196
	Nishikawa Rubber Co. Ltd.	30,900	393,860
	Nishimoto Co. Ltd.	148,900	1,388,719
	Nishi-Nippon Financial Holdings, Inc.	2,028,000	27,612,635

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishio Holdings Co. Ltd.	188,200	$5,113,347
	Nissan Shatai Co. Ltd.	233,400	1,456,815
	Nissan Tokyo Sales Holdings Co. Ltd.	529,900	1,798,631
#	Nissei Plastic Industrial Co. Ltd.	297,100	2,068,940
	Nissha Co. Ltd.	472,716	5,767,828
	Nisshin Group Holdings Co. Ltd.	756,000	2,766,571
	Nisshin Oillio Group Ltd.	624,300	21,543,734
	Nisshinbo Holdings, Inc.	2,292,774	16,801,340
	Nissin Corp.	262,103	7,808,064
	Nissui Corp.	1,329,700	7,981,400
	Nitta Corp.	150,696	4,096,736
#	Nitta Gelatin, Inc.	79,400	402,459
	NITTAN Corp.	93,200	191,378
	Nittetsu Mining Co. Ltd.	291,398	9,241,044
	Nitto Fuji Flour Milling Co. Ltd.	66,500	3,098,234
#	Nitto Kohki Co. Ltd.	56,700	870,264
	Nitto Seiko Co. Ltd.	476,305	1,908,644
	Nittoku Co. Ltd.	12,100	148,830
	Noda Corp.	80,400	527,129
	Nojima Corp.	60,100	660,908
	NOK Corp.	913,220	13,348,441
	Noritake Co. Ltd.	408,900	10,858,919
	Noritsu Koki Co. Ltd.	171,000	4,624,440
	Noritz Corp.	218,362	2,733,579
	North Pacific Bank Ltd.	4,239,300	14,374,841
	Nozawa Corp.	15,300	91,090
	NPR-RIKEN Corp.	313,622	5,712,122
	NS United Kaiun Kaisha Ltd.	221,200	7,149,691
	NSK Ltd.	14,600	76,546
	NTN Corp.	8,321,448	16,833,815
	Ogaki Kyoritsu Bank Ltd.	42,030	650,231
#	Ohara, Inc.	37,300	355,935
#	Ohashi Technica, Inc.	184,800	2,380,128
	Oiles Corp.	34,000	532,297
	Oita Bank Ltd.	1,200	27,159
	Okabe Co. Ltd.	366,859	1,931,751
	Okamoto Industries, Inc.	400	13,738
	Okasan Securities Group, Inc.	1,187,200	5,748,148
	Oki Electric Industry Co. Ltd.	1,077,486	7,312,301
	Okinawa Financial Group, Inc.	129,320	2,489,008
	Okumura Corp.	320,900	10,956,954
	Okura Industrial Co. Ltd.	149,449	2,874,292
#	Okuwa Co. Ltd.	321,492	1,898,714
	Onamba Co. Ltd.	6,800	55,309
	Onoken Co. Ltd.	317,150	3,440,759
	Orient Corp.	86,602	607,272
	Oriental Shiraishi Corp.	791,600	1,834,739
	Osaka Steel Co. Ltd.	372,200	6,316,424
	Osaki Electric Co. Ltd.	495,360	2,246,555
	OUG Holdings, Inc.	23,900	424,944
	Oyo Corp.	20,700	343,839
	Pacific Industrial Co. Ltd.	900,024	9,350,299
	Pack Corp.	23,300	610,178
	PALTAC Corp.	12,300	377,319
	Parker Corp.	31,800	181,858
	Pegasus Co. Ltd.	197,279	771,653
	Pickles Holdings Co. Ltd.	4,595	34,589
	Piolax, Inc.	460,887	7,550,925
	Press Kogyo Co. Ltd.	1,848,500	7,711,266

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pressance Corp.	278,700	$3,768,278
	Prima Meat Packers Ltd.	11,500	192,260
	Procrea Holdings, Inc.	17,800	226,331
	PS Construction Co. Ltd.	143,029	978,904
	Punch Industry Co. Ltd.	14,500	44,516
	Raiznext Corp.	21,200	260,485
	Rasa Corp.	92,900	1,061,944
#	Rasa Industries Ltd.	98,100	1,864,357
	Raysum Co. Ltd.	15,368	347,006
	Rengo Co. Ltd.	2,725,700	19,010,588
	Restar Corp.	113,700	2,241,637
#	Retail Partners Co. Ltd.	121,200	1,358,957
#	Rhythm Co. Ltd.	124,300	3,122,557
	Ricoh Leasing Co. Ltd.	362,000	13,177,831
	Riken Technos Corp.	934,500	6,157,593
	Ryobi Ltd.	358,832	4,920,517
	RYODEN Corp.	368,900	7,007,211
	Ryoyo Ryosan Holdings, Inc.	13,811	264,666
	S Foods, Inc.	23,500	466,324
	Sac's Bar Holdings, Inc.	5,800	30,680
	Sakai Chemical Industry Co. Ltd.	232,984	4,418,529
	Sakai Heavy Industries Ltd.	71,400	2,799,056
	Sakata INX Corp.	343,830	4,040,059
	Sala Corp.	664,340	3,681,441
	San Holdings, Inc.	386,400	3,366,268
	San ju San Financial Group, Inc.	61,700	845,387
	San-Ai Obbli Co. Ltd.	688,300	9,435,512
	San-In Godo Bank Ltd.	2,985,500	28,390,119
	Sanki Engineering Co. Ltd.	227,400	3,555,484
	Sanko Gosei Ltd.	291,247	1,354,937
	Sanko Metal Industrial Co. Ltd.	42,500	1,250,978
	Sankyo Seiko Co. Ltd.	228,300	1,049,480
	Sankyo Tateyama, Inc.	234,441	1,164,262
	Sanoh Industrial Co. Ltd.	421,900	2,801,079
	Sansei Technologies, Inc.	86,422	942,917
#	Sansha Electric Manufacturing Co. Ltd.	182,200	1,298,534
	Sanshin Electronics Co. Ltd.	2,300	33,172
	Sanyo Chemical Industries Ltd.	115,600	3,168,528
	Sanyo Denki Co. Ltd.	73,900	3,580,179
#	Sanyo Industries Ltd.	44,300	942,629
	Sanyo Shokai Ltd.	11,500	194,051
	Sanyo Special Steel Co. Ltd.	425,300	6,027,474
	Sanyo Trading Co. Ltd.	124,100	1,247,877
	Sata Construction Co. Ltd.	67,200	396,395
	Sato Shoji Corp.	237,800	2,664,395
	SAXA, Inc.	66,799	1,145,268
	Scroll Corp.	4,900	33,542
	SEC Carbon Ltd.	13,000	205,698
	Seibu Electric & Machinery Co. Ltd.	5,500	74,883
	Seika Corp.	117,366	3,256,243
	Seiko Group Corp.	275,864	8,245,398
	Seino Holdings Co. Ltd.	232,100	3,632,549
	Sekisui Jushi Corp.	226,814	3,821,520
	Sekisui Kasei Co. Ltd.	128,897	386,122
	Senko Group Holdings Co. Ltd.	9,800	74,892
	Senshu Ikeda Holdings, Inc.	3,657,244	9,384,059
	Shibaura Machine Co. Ltd.	140,000	3,440,709
	Shibusawa Warehouse Co. Ltd.	162,000	3,299,264
	Shibuya Corp.	35,200	857,456

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shiga Bank Ltd.	281,400	$7,557,720
	Shikibo Ltd.	9,270	72,010
	Shikoku Bank Ltd.	248,399	1,957,488
	Shikoku Kasei Holdings Corp.	12,500	191,094
	Shinagawa Refractories Co. Ltd.	524,600	6,417,184
#	Shindengen Electric Manufacturing Co. Ltd.	76,893	1,495,768
#	Shinko Shoji Co. Ltd.	83,500	494,927
	Shinmaywa Industries Ltd.	297,700	2,928,490
	Shinnihon Corp.	457,400	5,094,194
	Shinsho Corp.	115,099	6,720,360
	Shinwa Co. Ltd. (3447 JP)	43,400	219,024
	Shinwa Co. Ltd. (7607 JP)	2,700	48,020
	Shizuoka Gas Co. Ltd.	678,900	4,316,036
	Showa Sangyo Co. Ltd.	109,100	2,381,436
	Sigma Koki Co. Ltd.	4,200	42,183
	Siix Corp.	148,520	1,237,528
	Sinanen Holdings Co. Ltd.	134,200	4,775,247
	Sintokogio Ltd.	209,962	1,558,729
	SKY Perfect JSAT Holdings, Inc.	2,834,700	16,678,411
#	SMK Corp.	67,249	1,127,786
	SNT Corp.	422,000	650,901
#	Soda Nikka Co. Ltd.	149,700	1,179,394
	Sodick Co. Ltd.	298,666	1,504,350
	Soft99 Corp.	88,100	916,526
	Soken Chemical & Engineering Co. Ltd.	82,500	1,446,099
	Space Co. Ltd.	7,400	57,112
	SPK Corp.	111,236	1,699,931
	Star Mica Holdings Co. Ltd.	24,829	112,687
	Star Micronics Co. Ltd.	57,100	801,311
	Starzen Co. Ltd.	191,090	3,998,035
	Stella Chemifa Corp.	66,300	1,826,915
#	Subaru Enterprise Co. Ltd.	65,100	1,279,872
	Sugimoto & Co. Ltd.	133,219	2,602,848
	Sumida Corp.	149,344	1,060,319
#	Suminoe Textile Co. Ltd.	77,000	1,169,377
	Sumitomo Osaka Cement Co. Ltd.	459,724	12,944,593
	Sumitomo Riko Co. Ltd.	701,824	7,083,626
	Sumitomo Seika Chemicals Co. Ltd.	131,315	4,653,132
	Sumitomo Warehouse Co. Ltd.	1,113,500	20,939,461
	Sun Frontier Fudousan Co. Ltd.	477,700	6,499,673
#	Suncall Corp.	165,100	538,387
	Sun-Wa Technos Corp.	260,300	3,761,237
	Suruga Bank Ltd.	2,652,300	21,047,917
	Suzuken Co. Ltd.	49,700	1,811,257
	Suzuki Co. Ltd.	201,423	1,939,431
	T RAD Co. Ltd.	66,400	1,631,337
	Tachibana Eletech Co. Ltd.	373,820	7,470,281
	Tachikawa Corp.	207,261	1,925,149
	Tachi-S Co. Ltd.	193,700	2,566,945
	Tadano Ltd.	149,400	1,110,880
	Taihei Dengyo Kaisha Ltd.	242,100	8,543,771
	Taiheiyo Cement Corp.	1,075,521	29,375,760
	Taiheiyo Kouhatsu, Inc.	53,300	280,858
	Taiho Kogyo Co. Ltd.	115,399	569,040
	Taisei Lamick Co. Ltd.	10,000	187,578
	Takamatsu Construction Group Co. Ltd.	150,200	3,135,877
	Takano Co. Ltd.	101,400	626,462
	Takaoka Toko Co. Ltd.	221,844	2,975,582
	Takara Holdings, Inc.	88,000	667,643

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Standard Co. Ltd.	561,953	$6,484,477
	Takasago International Corp.	163,310	4,226,966
	Takashima & Co. Ltd.	197,300	1,304,329
#	Takashimaya Co. Ltd.	869,317	16,098,038
	Take & Give Needs Co. Ltd.	11,600	78,058
	TAKEBISHI Corp.	63,100	1,045,933
	Tamura Corp.	244,499	1,099,206
	Tanabe Engineering Corp.	25,800	302,702
*	Tatsuta Electric Wire & Cable Co. Ltd.	612,400	3,182,268
	Tayca Corp.	124,783	1,410,517
	Tbk Co. Ltd.	299,800	619,069
	Techno Ryowa Ltd.	220,770	2,447,982
	Teijin Ltd.	1,935,926	18,629,460
	Teikoku Sen-I Co. Ltd.	15,900	263,977
	Teikoku Tsushin Kogyo Co. Ltd.	152,900	2,227,828
	Tenma Corp.	329,900	6,132,649
	Terasaki Electric Co. Ltd.	22,800	377,638
	TESEC Corp.	1,000	11,565
	Tess Holdings Co. Ltd.	65,200	176,830
	Tigers Polymer Corp.	244,100	1,343,564
	Toa Corp. (1885 JP)	1,029,800	6,942,688
	Toa Corp. (6809 JP)	172,767	1,256,546
	TOA ROAD Corp.	501,500	4,164,684
	Toagosei Co. Ltd.	1,701,200	18,224,716
	Tobishima Corp.	252,476	2,575,926
	TOC Co. Ltd.	277,000	1,308,275
	Toda Corp.	2,084,800	15,067,336
#	Toenec Corp.	215,500	7,161,245
	Togami Electric Manufacturing Co. Ltd.	12,200	232,562
	Toho Bank Ltd.	815,500	1,711,387
#	Toho Holdings Co. Ltd.	229,000	6,658,964
	Tohoku Bank Ltd.	45,014	368,910
	Tohoku Steel Co. Ltd.	2,000	26,939
	Tokai Carbon Co. Ltd.	1,308,171	8,383,425
	Tokai Corp.	73,363	1,094,816
	Tokai Rika Co. Ltd.	927,700	12,589,303
	Tokai Tokyo Financial Holdings, Inc.	2,528,081	9,879,913
#	Tokushu Tokai Paper Co. Ltd.	159,481	4,117,426
	Tokuyama Corp.	1,026,567	20,124,246
	Tokyo Energy & Systems, Inc.	524,510	4,561,457
	Tokyo Keiki, Inc.	53,576	1,202,891
	Tokyo Kiraboshi Financial Group, Inc.	337,888	10,183,442
	Tokyo Rope Manufacturing Co. Ltd.	185,600	1,574,082
#	Tokyo Sangyo Co. Ltd.	360,500	1,767,019
	Tokyo Steel Manufacturing Co. Ltd.	37,000	470,717
	Tokyo Tekko Co. Ltd.	118,400	3,993,332
	Tokyu Construction Co. Ltd.	100,700	529,516
	Toli Corp.	911,600	2,588,303
	Tomato Bank Ltd.	38,800	338,824
	Tomen Devices Corp.	2,500	118,108
	Tomoe Corp.	641,900	3,751,296
	Tomoe Engineering Co. Ltd.	94,900	2,739,473
	Tomoku Co. Ltd.	232,864	4,122,684
	TOMONY Holdings, Inc.	626,586	1,791,037
	Tonami Holdings Co. Ltd.	144,000	6,075,509
	Topre Corp.	404,399	5,549,062
	Topy Industries Ltd.	185,799	2,876,424
	Torigoe Co. Ltd.	8,600	41,264
	Torii Pharmaceutical Co. Ltd.	6,500	162,085

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosei Corp.	8,000	$133,516
	Tosho Co. Ltd.	47,999	232,633
	Towa Bank Ltd.	168,302	773,959
	Towa Pharmaceutical Co. Ltd.	129,540	2,641,623
	Toyo Construction Co. Ltd.	861,100	8,782,661
	Toyo Denki Seizo KK	2,550	20,774
	Toyo Engineering Corp.	180,910	968,896
	Toyo Kanetsu KK	88,100	2,191,372
	Toyo Logistics Co. Ltd.	6,399	61,784
	Toyo Machinery & Metal Co. Ltd.	335,600	1,585,045
	Toyo Tire Corp.	922,292	15,047,974
#	Toyo Wharf & Warehouse Co. Ltd.	46,799	423,936
	Toyobo Co. Ltd.	987,973	6,783,259
	Toyoda Gosei Co. Ltd.	154,400	2,819,141
	Toyota Boshoku Corp.	42,200	568,673
	TPR Co. Ltd.	284,387	4,703,715
	TRE Holdings Corp.	34,700	302,928
	Trinity Industrial Corp.	12,100	92,795
	Trusco Nakayama Corp.	11,800	191,016
	TS Tech Co. Ltd.	1,127,500	14,951,678
#	TSI Holdings Co. Ltd.	692,305	4,153,535
	Tsubakimoto Chain Co.	393,972	17,037,440
	Tsubakimoto Kogyo Co. Ltd.	56,100	768,273
	Tsukishima Holdings Co. Ltd.	432,330	4,230,987
#	Tsukuba Bank Ltd.	302,867	653,755
	Tsumura & Co.	112,900	2,993,353
	Tsurumi Manufacturing Co. Ltd.	196,800	5,210,617
	TV Asahi Holdings Corp.	174,000	2,424,954
	Tv Tokyo Holdings Corp.	133,300	3,258,967
	TYK Corp.	479,200	1,381,674
	UACJ Corp.	649,269	18,486,223
	UBE Corp.	1,771,755	31,656,834
	Ueki Corp.	28,500	316,426
	Unipres Corp.	375,739	3,149,540
#	United Super Markets Holdings, Inc.	167,000	1,000,398
#*	Unitika Ltd.	690,643	1,338,550
#	Universal Entertainment Corp.	48,919	499,005
	Urbanet Corp. Co. Ltd.	73,700	193,502
	Ushio, Inc.	4,000	57,358
	Valor Holdings Co. Ltd.	458,230	7,793,755
	Vital KSK Holdings, Inc.	77,700	681,977
	VT Holdings Co. Ltd.	146,064	507,789
	Wakachiku Construction Co. Ltd.	155,900	3,512,178
	Wakita & Co. Ltd.	832,300	9,295,640
#	Warabeya Nichiyo Holdings Co. Ltd.	127,300	2,197,873
	Wellneo Sugar Co. Ltd.	177,200	2,764,119
#	Wood One Co. Ltd.	47,375	286,467
	World Co. Ltd.	261,900	3,921,673
	Wowow, Inc.	22,700	175,189
	Xebio Holdings Co. Ltd.	239,946	1,935,541
	Yahagi Construction Co. Ltd.	242,800	2,707,732
	YAMABIKO Corp.	395,545	5,604,011
#	Yamae Group Holdings Co. Ltd.	16,300	255,006
	Yamaguchi Financial Group, Inc.	230,247	2,862,185
	Yamanashi Chuo Bank Ltd.	6,400	86,187
	Yamatane Corp.	203,099	4,411,613
	Yamato Corp.	337,500	2,253,757
	Yamaya Corp.	54,200	1,135,315
	Yamazen Corp.	219,500	2,270,504

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yasuda Logistics Corp.	307,800	$3,279,244
	Yellow Hat Ltd.	251,800	4,408,051
	Yodogawa Steel Works Ltd.	437,300	16,443,841
	Yokogawa Bridge Holdings Corp.	164,100	2,969,657
	Yokorei Co. Ltd.	1,125,700	8,140,487
	Yokowo Co. Ltd.	43,700	563,458
	Yondenko Corp.	166,600	4,242,927
	Yorozu Corp.	104,307	800,319
	Yotai Refractories Co. Ltd.	99,100	1,202,081
	Yuasa Funashoku Co. Ltd.	39,199	970,165
	Yuasa Trading Co. Ltd.	49,900	1,861,661
	Yuken Kogyo Co. Ltd.	13,900	224,909
	Yurtec Corp.	1,000,000	10,063,910
	Yushiro Chemical Industry Co. Ltd.	154,400	1,848,458
	Yutaka Giken Co. Ltd.	17,600	250,454
	Zeon Corp.	488,100	4,310,933
TOTAL JAPAN			3,086,462,978
NETHERLANDS — (2.4%)
	Aalberts NV	39,608	1,514,515
	Acomo NV	16,688	311,983
	Allfunds Group PLC	221,338	1,330,341
	Aperam SA	784,411	21,315,196
	ASR Nederland NV	1,391,481	69,911,124
Ω	B&S Group SARL	9,819	50,270
	Brunel International NV	7,395	84,306
	Flow Traders Ltd.	58,839	980,876
	ForFarmers NV	231,278	730,892
	Fugro NV	368,127	9,831,929
	Kendrion NV	805	10,790
	Koninklijke BAM Groep NV	4,901,201	20,312,412
	Koninklijke Heijmans NV, CVA	577,589	16,699,866
	Koninklijke Vopak NV	619,952	27,695,163
#	MFE-MediaForEurope NV (MFEB IM), Class B	536,428	2,488,294
	SBM Offshore NV	3,171,882	51,404,315
Ω	Signify NV	1,945,834	48,167,908
#	Sligro Food Group NV	37,212	494,519
	Van Lanschot Kempen NV, CVA	155,508	6,730,276
TOTAL NETHERLANDS			280,064,975
NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	1,358,442	468,602
	Arvida Group Ltd.	1,103,934	1,066,803
	Chorus Ltd. (CNU NZ)	552,083	2,597,422
#	Colonial Motor Co. Ltd.	247,107	1,021,736
	Fletcher Building Ltd. (FBU NZ)	218,791	407,785
	Genesis Energy Ltd.	11,255	14,851
	Heartland Group Holdings Ltd.	24,722	15,704
	KMD Brands Ltd.	1,540,284	408,376
	Millennium & Copthorne Hotels New Zealand Ltd.	806,695	841,306
#	NZME Ltd. (NZM AU)	1,012,279	633,196
*	Oceania Healthcare Ltd.	15,921	7,392
	PGG Wrightson Ltd.	121,001	142,128
*††	RPNZ Ltd.	832,183	0
	Sanford Ltd.	824,750	2,037,029
	SKY Network Television Ltd.	875,483	1,323,219
	SKYCITY Entertainment Group Ltd.	527,116	488,546

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	288,600	$1,926,125
TOTAL NEW ZEALAND			13,400,220
NORWAY — (0.7%)
*	Akastor ASA	264,909	402,081
#*	Aker BioMarine ASA	6,974	61,445
	AMSC ASA	785,527	2,272,975
*	Archer Ltd.	17,729	44,131
	Austevoll Seafood ASA	246,980	2,039,722
Ω	Avance Gas Holding Ltd.	168,707	2,592,599
	B2 Impact ASA	1,996,714	1,570,598
	Bonheur ASA	168,064	4,381,874
	BW Offshore Ltd.	1,139,139	3,175,164
	DNO ASA	4,818,438	4,906,882
#*Ω	Elkem ASA	1,068,430	2,229,748
#	FLEX LNG Ltd. (FLNG NO)	3,593	96,871
#	Grieg Seafood ASA	156,485	912,783
*	Kongsberg Automotive ASA	2,099,853	316,430
*	LINK Mobility Group Holding ASA	238,869	456,572
	MPC Container Ships ASA	2,281,620	4,786,900
#Ω	Norske Skog ASA	358,892	1,332,607
*	Northern Ocean Ltd.	57,719	38,566
#*	NRC Group ASA	65,198	62,151
	Odfjell Drilling Ltd.	1,919,859	10,033,255
	Odfjell SE, Class A	297,461	4,530,689
	Odfjell Technology Ltd.	28,054	159,499
	Panoro Energy ASA	165,478	500,513
	Pareto Bank ASA	83,587	512,848
#*Ω	Scatec ASA	187,958	1,517,129
*	Sea1 offshore, Inc.	218,737	627,376
	Selvaag Bolig ASA	14,297	49,398
#*Ω	Shelf Drilling Ltd.	1,030,750	2,134,548
#	Solstad Maritime Holding AS	26,825	29,061
*	Solstad Offshore ASA	26,825	107,671
	Sparebank 1 Oestlandet	107,913	1,486,703
	SpareBank 1 Sorost-Norge	48,146	316,822
	Sparebanken More	22,735	176,711
	Stolt-Nielsen Ltd.	208,667	8,183,384
	TGS ASA	875,851	10,710,026
	Wilh Wilhelmsen Holding ASA, Class A	191,560	6,784,665
TOTAL NORWAY			79,540,397
PORTUGAL — (0.5%)
	Banco Comercial Portugues SA, Class R	111,363,918	46,945,746
	Semapa-Sociedade de Investimento e Gestao	3,712	60,066
	Sonae SGPS SA	10,400,396	10,608,561
TOTAL PORTUGAL			57,614,373
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	13,130	16,565
*	Avarga Ltd.	61,600	8,885
	Banyan Tree Holdings Ltd.	2,791,500	806,785
#	Bonvests Holdings Ltd.	1,274,180	914,367
	Bukit Sembawang Estates Ltd.	104,000	263,084
Ω	BW LPG Ltd.	738,942	12,010,984
	China Aviation Oil Singapore Corp. Ltd.	1,668,100	1,105,880
	Chuan Hup Holdings Ltd.	4,063,000	510,247
*	COSCO Shipping International Singapore Co. Ltd.	1,218,600	135,019

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Del Monte Pacific Ltd.	916,400	$56,755
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,359,707	2,511,617
	First Resources Ltd.	275,300	305,378
	First Sponsor Group Ltd.	1,045,655	844,483
	Geo Energy Resources Ltd.	1,264,000	274,198
#	Golden Agri-Resources Ltd.	53,810,100	11,058,505
	GP Industries Ltd.	181,908	68,250
	GuocoLand Ltd.	2,679,900	2,969,484
	Haw Par Corp. Ltd.	300,400	2,345,538
	Hiap Hoe Ltd.	65,200	29,574
	Ho Bee Land Ltd.	5,392,300	7,512,599
#	Hong Fok Corp. Ltd.	5,053,560	3,064,317
	Hong Leong Asia Ltd.	3,032,000	1,620,329
	Hong Leong Finance Ltd.	1,148,400	2,086,637
	Hotel Grand Central Ltd.	2,704,349	1,488,066
	Hutchison Port Holdings Trust	27,584,300	3,367,078
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	93,317
	InnoTek Ltd.	62,100	25,175
	ISDN Holdings Ltd.	107,065	23,637
*	Japfa Ltd.	3,235,659	798,613
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	61,002
	Metro Holdings Ltd.	5,757,860	2,112,149
*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	1,497,100	952,587
	Olam Group Ltd.	112,900	97,902
	OUE Ltd.	2,396,000	1,868,573
	PSC Corp. Ltd.	3,464,343	868,198
	QAF Ltd.	3,152,608	1,922,971
*	Raffles Education Ltd.	1,336,390	47,067
	Samudera Shipping Line Ltd.	141,300	87,403
	Sinarmas Land Ltd.	387,100	47,064
	Sing Holdings Ltd.	1,587,200	397,898
	Sing Investments & Finance Ltd.	264,900	197,687
	Singapore Land Group Ltd.	1,887,421	2,501,819
	Singapore Post Ltd.	2,581,800	851,171
	Singapura Finance Ltd.	210,000	107,700
#	Stamford Land Corp. Ltd.	7,641,128	2,175,306
	Straits Trading Co. Ltd.	71,585	73,445
	Swiber Holdings Ltd.	10,173,200	0
#*††	Swiber Holdings Ltd. (SWIB SP)	10,100,850	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	755,976
	Tuan Sing Holdings Ltd.	12,468,130	2,100,088
	UOB-Kay Hian Holdings Ltd.	476,425	491,128
	Valuetronics Holdings Ltd.	329,900	159,205
	Wee Hur Holdings Ltd.	59,600	10,299
	Wing Tai Holdings Ltd.	5,849,754	5,953,655
	Yeo Hiap Seng Ltd.	323,363	130,596
TOTAL SINGAPORE			80,286,255
SPAIN — (3.7%)
	Acciona SA	26,113	3,385,381
	Acerinox SA	3,044,778	31,992,983
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	76,574	1,923,251
	Atresmedia Corp. de Medios de Comunicacion SA	263,561	1,332,547
	Banco de Sabadell SA	91,690,361	193,489,077

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	8,623,162	$73,654,285
#	Ebro Foods SA	1,370,702	23,768,045
	Elecnor SA	29,011	629,293
#	Enagas SA	194,471	2,915,500
	Ercros SA	2,572,637	10,782,094
Ω	Gestamp Automocion SA	1,477,253	4,284,470
	Grupo Catalana Occidente SA	699,989	30,262,280
	Iberpapel Gestion SA	1,266	25,690
	Iberpapel Gestion SA (IBG SM)	63,323	1,287,996
#	Mapfre SA	16,273,716	39,438,234
Ω	Neinor Homes SA	209,075	2,941,361
#	Tubacex SA	1,226,355	3,817,489
Ω	Unicaja Banco SA	5,590,860	7,525,392
	Vocento SA	678,452	601,493
TOTAL SPAIN			434,056,861
SWEDEN — (2.7%)
Ω	AcadeMedia AB	943,938	4,852,166
	AFRY AB	508,179	9,211,196
Ω	Alimak Group AB	522,131	5,535,276
	Alleima AB	823,434	5,983,855
	Alligo AB, Class B	287,215	3,778,922
Ω	Ambea AB	583,982	4,353,595
	Arise AB	24,500	120,023
	Arjo AB, Class B	2,149,270	8,329,815
Ω	Attendo AB	1,038,027	4,541,685
	Bergman & Beving AB	379,904	11,249,299
	Betsson AB, Class B	1,121,923	13,354,129
	Billerud Aktiebolag	267,777	2,696,406
	Bulten AB	267,252	1,941,093
	Bure Equity AB	393,507	14,742,499
	Byggmax Group AB	835,165	2,912,669
*	Cint Group AB	189,636	188,289
	Cloetta AB, Class B	2,352,898	5,047,968
Ω	Dometic Group AB	684,205	4,694,344
	Doro AB	230,134	493,368
#	Elanders AB, Class B	142,133	1,334,710
	Fagerhult Group AB	124,406	761,164
	Fasadgruppen Group AB	6,612	40,312
	Granges AB	2,167,866	26,465,068
*Ω	Hoist Finance AB	801,860	5,184,083
*	Humana AB	244,130	721,694
	International Petroleum Corp. (IPCO CN)	52,912	763,417
#*	International Petroleum Corp. (IPCO SS)	1,444,751	21,159,524
	Inwido AB	1,032,761	17,044,487
	ITAB Shop Concept AB	135,825	344,189
	JM AB	935,153	18,231,410
	Kabe Group AB, Class B	1,549	53,210
	KNOW IT AB	60,411	920,109
	Lindab International AB	894,118	22,121,149
	Loomis AB	466,650	14,869,903
	MEKO AB	603,843	6,336,488
*	Modern Times Group MTG AB, Class B	447,754	3,438,285
	Momentum Group AB	120,406	2,031,662
	NCC AB, Class B	609,877	9,416,343
#	New Wave Group AB, Class B	1,166,229	12,350,193
*	Nobia AB	557,692	273,747
#	Nordic Waterproofing Holding AB	193,923	2,918,105
*	Norion Bank AB	440,204	1,668,132

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Peab AB, Class B	1,928,178	$14,380,993
	Ratos AB, Class B	3,412,591	10,980,257
	Rejlers AB	10,104	150,019
Ω	Resurs Holding AB	1,081,180	2,310,880
	Rottneros AB	1,516,578	1,603,466
	Scandi Standard AB	87,281	669,264
*	Sensys Gatso Group AB	15,937	105,969
*Ω	Sinch AB	3,439,222	9,321,765
*	Stillfront Group AB	734,812	614,386
	Storskogen Group AB, Class B	3,280,582	2,663,792
	Tethys Oil AB	250,282	835,212
	VBG Group AB, Class B	58,596	2,334,609
TOTAL SWEDEN			318,444,593
SWITZERLAND — (6.4%)
	Adecco Group AG	1,576,036	53,645,608
	Allreal Holding AG	207,730	37,033,349
*	Aluflexpack AG	1,010	17,292
*	ams-OSRAM AG	5,021,746	6,742,493
*	Arbonia AG	817,965	11,834,426
#	Autoneum Holding AG	55,459	8,711,452
	Baloise Holding AG	333,499	59,683,405
	Banque Cantonale de Geneve	34,981	11,476,973
	Banque Cantonale du Jura SA	3,334	232,940
	Banque Cantonale Vaudoise	28,568	3,032,419
	Bell Food Group AG	39,488	11,178,529
	Bellevue Group AG	6,424	131,250
	Berner Kantonalbank AG	51,212	13,762,531
	Bucher Industries AG	2,589	1,048,879
	Bystronic AG	5,732	2,061,926
#	Calida Holding AG	37,835	1,259,559
	Carlo Gavazzi Holding AG	8,949	2,698,627
	Cembra Money Bank AG	184,921	16,147,680
#*	Cicor Technologies Ltd.	21,958	1,320,687
	Cie Financiere Tradition SA	18,438	3,013,237
	Clariant AG	1,040,066	15,427,874
	EFG International AG	1,966,481	28,107,790
#	Feintool International Holding AG	67,544	1,382,007
	Flughafen Zurich AG	19,055	4,409,968
#*	GAM Holding AG	880,759	237,212
	Gurit Holding AG, Class BR	15,063	754,160
	Helvetia Holding AG	613,525	91,525,089
	Huber & Suhner AG	27,257	2,386,747
	Implenia AG	306,846	11,120,065
	Investis Holding SA	18,658	2,316,536
	Jungfraubahn Holding AG	25,591	5,858,226
*	Kudelski SA	37,289	68,954
	Landis & Gyr Group AG	257,519	23,326,352
	Liechtensteinische Landesbank AG	203,052	17,260,312
	Luzerner Kantonalbank AG	170,078	12,938,966
Ω	Medmix AG	37,569	517,464
	Meier Tobler Group AG	583	18,721
	Metall Zug AG, Class B	1,175	1,707,030
	Mikron Holding AG	2,284	49,928
	Mobimo Holding AG	130,204	38,997,112
*Ω	Montana Aerospace AG	23,972	510,058
	Naturenergie Holding AG	29,193	1,264,332
	OC Oerlikon Corp. AG	1,060,097	5,963,202
	Orell Fuessli AG	244	21,526

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	8,112	$4,378,428
	Rieter Holding AG	26,737	3,165,535
	Schweiter Technologies AG	5,171	2,425,853
	Siegfried Holding AG	58,589	68,288,579
	St. Galler Kantonalbank AG	50,868	25,094,135
	Sulzer AG	18,511	2,751,989
	Swiss Prime Site AG	675,650	67,713,852
*	Swiss Steel Holding AG	1,858	15,909
	Thurgauer Kantonalbank	11,153	1,570,270
	TX Group AG	11,140	2,052,011
	u-blox Holding AG	14,945	1,367,250
	Valiant Holding AG	34,685	3,932,847
	Vaudoise Assurances Holding SA	22,405	11,472,021
	Vetropack Holding AG	133,074	5,055,735
	Vontobel Holding AG	317,735	20,818,756
	VP Bank AG, Class A	63,217	5,217,022
*	V-ZUG Holding AG	18,331	1,186,994
	Walliser Kantonalbank	17,652	2,309,901
	Zehnder Group AG	111,753	7,038,676
	Zug Estates Holding AG, Class B	645	1,249,289
	Zuger Kantonalbank	395	3,730,347
TOTAL SWITZERLAND			752,038,292
UNITED KINGDOM — (13.5%)
#	abrdn PLC	11,497,358	25,144,574
#	Alliance Pharma PLC	644,292	315,387
	Anglo-Eastern Plantations PLC	343,361	2,766,605
	Ashmore Group PLC	394,344	875,096
#*Ω	Aston Martin Lagonda Global Holdings PLC	97,739	195,946
	Atalaya Mining PLC	98,525	481,865
*	Auction Technology Group PLC	35,616	232,589
Ω	Bakkavor Group PLC	2,550,125	5,061,248
	Balfour Beatty PLC	8,689,209	46,912,638
	Bank of Georgia Group PLC	848,250	49,867,954
	Barratt Developments PLC	775,934	5,250,661
	Beazley PLC	701,544	6,166,224
	Bellway PLC	2,120,961	77,877,237
	Bloomsbury Publishing PLC	547,720	5,224,950
	Bodycote PLC	2,063,403	18,456,456
	Breedon Group PLC	1,067,358	5,937,447
	Burford Capital Ltd.	312,810	4,401,777
	C&C Group PLC	1,308,893	2,687,988
	Camellia PLC	661	38,692
	Capital Ltd.	166,611	195,095
	Capricorn Energy PLC	514,257	1,265,318
	Card Factory PLC	2,621,925	4,030,212
#	Carr's Group PLC	655,589	1,180,264
	Castings PLC	476,009	2,149,131
	Centamin PLC	24,700,826	40,343,462
	Central Asia Metals PLC	1,743,184	4,424,607
	Chemring Group PLC	854,922	4,559,697
	Chesnara PLC	885,573	2,966,906
	Close Brothers Group PLC	1,819,818	11,972,908
	Costain Group PLC	118,099	132,252
	Crest Nicholson Holdings PLC	4,181,900	14,255,739
*	Currys PLC	3,853,195	4,040,838
*	De La Rue PLC	97,420	125,003
	DFS Furniture PLC	562,991	862,541
	Direct Line Insurance Group PLC	6,039,623	14,652,385

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diversified Energy Co. PLC (DEC LN)	1,537	$25,386
	Drax Group PLC	3,899,561	32,618,348
	DS Smith PLC	1,485,702	8,685,488
	Ecora Resources PLC	1,643,841	1,389,914
	Elementis PLC	8,361,918	17,216,805
*	EnQuest PLC	23,498,530	3,992,995
	Epwin Group PLC	229,279	271,186
	Essentra PLC	11,888	26,142
	Firstgroup PLC	10,305,401	23,335,726
#	Flowtech Fluidpower PLC	83,543	124,500
	Foxtons Group PLC	2,090,779	1,800,967
*	Frasers Group PLC	2,203,767	25,435,444
	Fresnillo PLC	601,392	4,557,299
	Fuller Smith & Turner PLC, Class A	4,392	41,419
	Future PLC	355,154	5,111,514
	Galliford Try Holdings PLC	616,524	2,426,997
*	Gem Diamonds Ltd.	142,362	23,752
#*	Genel Energy PLC	351,771	398,501
	Genuit Group PLC	385,396	2,532,589
*	Georgia Capital PLC	161,539	2,217,223
	Grafton Group PLC	5,225,428	72,796,939
	Grainger PLC	9,836,373	30,552,610
*	Greencore Group PLC	3,777,249	8,745,510
*	Griffin Mining Ltd.	11,516	20,357
#	Gulf Keystone Petroleum Ltd.	2,184,748	3,785,228
*	Gulf Marine Services PLC	490,075	106,855
*Ω	Gym Group PLC	37,605	70,459
	H&T Group PLC	77,164	381,140
	Halfords Group PLC	3,901,374	7,739,734
	Hargreaves Services PLC	18,548	137,057
	Harworth Group PLC	240,670	511,888
	Headlam Group PLC	356,716	691,269
	Helical PLC	1,298,472	3,735,764
	Henry Boot PLC	1,183,122	3,490,293
	Hiscox Ltd.	60,767	992,371
*	Hochschild Mining PLC	2,027,898	4,732,647
	Hunting PLC	1,179,419	6,926,116
Ω	Ibstock PLC	2,125,081	5,019,312
	IG Group Holdings PLC	1,074,142	12,972,095
	Inchcape PLC	127,705	1,388,848
*	International Distribution Services PLC	5,306,434	23,544,141
	International Personal Finance PLC	1,364,851	2,708,442
	iomart Group PLC	55,118	91,051
	ITV PLC	2,311,790	2,378,361
*	James Fisher & Sons PLC	39,842	176,049
*	John Wood Group PLC	5,375,506	14,115,063
	Johnson Matthey PLC	989,300	20,895,767
	Jupiter Fund Management PLC	3,863,633	4,368,806
	Just Group PLC	976,693	1,515,771
	Keller Group PLC	1,423,361	27,233,351
	Kier Group PLC	2,479,733	5,160,978
	Kingfisher PLC	3,096,294	11,007,724
	Lancashire Holdings Ltd.	709,123	5,775,322
	Learning Technologies Group PLC	175,210	162,868
	LSL Property Services PLC	28,473	125,190
	M&G PLC	1,401,612	3,827,305
	Marks & Spencer Group PLC	20,037,099	84,627,705
	Marshalls PLC	519,645	2,320,796
*	Marston's PLC	6,596,640	3,538,665

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mears Group PLC	1,681,185	$7,808,210
*	Mitchells & Butlers PLC	4,609,193	18,464,100
	MJ Gleeson PLC	555,223	4,177,991
	Mobico Group PLC	4,565,483	3,307,429
	Morgan Sindall Group PLC	104,060	3,843,619
	MP Evans Group PLC	76,620	842,999
*	N Brown Group PLC	11,459	3,398
	Norcros PLC	183,287	552,815
Ω	On the Beach Group PLC	183,699	347,450
	OSB Group PLC	5,746,809	38,023,709
	Pan African Resources PLC	3,447,514	1,312,177
	Paragon Banking Group PLC	6,508,032	67,249,393
	Persimmon PLC	1,792,516	36,553,478
*	Petra Diamonds Ltd.	54,284	21,183
	Pets at Home Group PLC	6,196,524	24,448,651
	Pharos Energy PLC	951,916	322,771
	Pinewood Technologies Group PLC	863,704	3,949,982
*	Playtech PLC	4,878,025	35,464,253
	Premier Foods PLC	16,958,900	39,325,885
	QinetiQ Group PLC	366,511	2,276,899
Ω	Quilter PLC	17,970,644	30,970,003
	Rathbones Group PLC	8,276	204,882
	Reach PLC	4,204,857	5,729,699
	Redrow PLC	6,430,388	61,690,009
	Renewi PLC	480,866	4,172,602
	RHI Magnesita NV	11,812	557,463
	Ricardo PLC	115,231	785,360
	RWS Holdings PLC	354,427	868,979
	S&U PLC	8,638	207,970
*	Saga PLC	362,037	510,945
	Senior PLC	2,573,155	5,400,537
	Serco Group PLC	339,356	833,881
	Serica Energy PLC	189,789	322,346
	Severfield PLC	1,539,633	1,576,321
*	SIG PLC	4,791,631	1,504,619
*	Sigmaroc PLC	18,641	17,371
	Speedy Hire PLC	8,965,812	4,507,439
Ω	Spire Healthcare Group PLC	4,847,897	15,962,286
*	Synthomer PLC	55,514	188,971
	Taylor Wimpey PLC	520,914	1,067,965
	TBC Bank Group PLC	362,973	14,476,171
Ω	TI Fluid Systems PLC	207,386	351,213
	TP ICAP Group PLC	7,171,772	20,467,970
	Travis Perkins PLC	2,921,486	35,899,028
	Trifast PLC	340,368	336,628
	TT Electronics PLC	2,309,916	4,353,360
	Tyman PLC	1,476,073	7,535,660
	Vanquis Banking Group PLC	426,512	300,145
	Vertu Motors PLC	3,505,363	3,230,040
	Vesuvius PLC	6,360,528	39,460,275
	Virgin Money U.K. PLC	13,195,678	36,491,700
*	Vistry Group PLC	5,641,980	100,491,211
	Vp PLC	275,589	2,385,362
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	62,310	799,764
	Zigup PLC	3,960,350	21,618,499
TOTAL UNITED KINGDOM			1,589,226,800
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	503,967	3,326,437

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
*	Alcoa Corp.	131,408	$4,240,163
	Noble Corp. PLC	4,928	230,838
TOTAL UNITED STATES			7,797,438
TOTAL COMMON STOCKS			11,535,156,516
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 3.711%	20,222	1,063,461
	Jungheinrich AG, 2.553%	224,603	7,109,780
	Sixt SE, 7.627%	9,207	510,545
	STO SE & Co. KGaA, 4.032%	25,192	3,372,004
TOTAL GERMANY			12,055,790
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Strabag SE Rights	345,069	0
FRANCE — (0.0%)
#*	Axway Software Rights SA 08/20/2024	3,058	4,634
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	10,557,095	0
TOTAL RIGHTS/WARRANTS			4,634
TOTAL INVESTMENT SECURITIES (Cost $8,634,318,750)			11,547,216,940

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	17,995,790	208,157,298
TOTAL INVESTMENTS — (100.0%)
(Cost $8,842,482,001)^^			$11,755,374,238
As of July 31, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	566	09/20/24	$156,364,771	$157,291,400	$926,629
Total Futures Contracts			$156,364,771	$157,291,400	$926,629

DFA International Small Cap Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$682,892,984	$102,068	$682,995,052
Austria	—	89,491,427	—	89,491,427
Belgium	$296,650	151,813,964	—	152,110,614
Canada	1,374,329,812	391,434	—	1,374,721,246
China	16,133,220	340,477	—	16,473,697
Denmark	—	385,082,579	—	385,082,579
Finland	17,661,533	220,698,753	—	238,360,286
France	—	483,637,083	—	483,637,083
Germany	—	429,080,235	—	429,080,235
Hong Kong	—	183,557,144	174,214	183,731,358
Ireland	—	14,663,082	—	14,663,082
Israel	114,394	75,289,371	—	75,403,765
Italy	—	710,472,910	—	710,472,910
Japan	—	3,086,462,978	—	3,086,462,978
Netherlands	—	280,064,975	—	280,064,975
New Zealand	—	13,400,220	—	13,400,220
Norway	—	79,540,397	—	79,540,397
Portugal	—	57,614,373	—	57,614,373
Singapore	—	80,286,255	—	80,286,255
Spain	—	434,056,861	—	434,056,861
Sweden	763,417	317,681,176	—	318,444,593
Switzerland	—	752,038,292	—	752,038,292
United Kingdom	—	1,589,226,800	—	1,589,226,800
United States	—	7,797,438	—	7,797,438
Preferred Stocks
Germany	—	12,055,790	—	12,055,790
Rights/Warrants
France	—	4,634	—	4,634
Securities Lending Collateral	—	208,157,298	—	208,157,298
Total Investments in Securities	$1,409,299,026	$10,345,798,930	$276,282˂˃	$11,755,374,238
Financial Instruments
Assets
Futures Contracts**	926,629	—	—	926,629
Total Financial Instruments	$926,629	—	—	$926,629
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.3%)
	Accent Group Ltd.	376,491	$540,523
	Acrow Ltd.	230,390	170,936
#	Adairs Ltd.	159,505	229,154
	AGL Energy Ltd.	78,701	534,994
*	Ainsworth Game Technology Ltd.	31,523	19,216
#*	Alkane Resources Ltd.	328,751	93,936
*	Alliance Aviation Services Ltd.	48,114	99,976
	ALS Ltd.	21,204	214,674
#*	AMA Group Ltd.	1,923,960	63,192
	Amotiv Ltd.	138,052	980,407
	AMP Ltd.	1,395,553	1,084,125
	Ampol Ltd.	91,071	1,994,906
	Ansell Ltd.	60,760	1,087,840
	ANZ Group Holdings Ltd.	120,660	2,295,561
	APA Group	83,407	432,312
	Arafura Rare Earths Ltd.	9,798	1,089
#*	Arafura Rare Earths Ltd. (ARU AU)	267,086	29,921
	ARB Corp. Ltd.	30,794	850,883
	Aristocrat Leisure Ltd.	66,806	2,379,236
#	ARN Media Ltd.	200,589	89,590
#*	Articore Group Ltd.	56,201	14,594
	ASX Ltd.	1,336	56,922
	Atlas Arteria Ltd.	38,600	132,575
	AUB Group Ltd.	39,525	835,190
*	Audinate Group Ltd.	6,019	58,803
#*	Aurelia Metals Ltd.	1,428,204	159,012
	Aurizon Holdings Ltd.	1,217,978	2,969,761
*	Aussie Broadband Ltd.	105,298	220,306
	Austal Ltd.	274,983	472,106
#	Austin Engineering Ltd.	207,907	89,609
*	Australian Agricultural Co. Ltd.	175,967	160,950
#	Australian Clinical Labs Ltd.	130,070	216,137
	Australian Ethical Investment Ltd.	65,003	169,808
	Australian Finance Group Ltd.	146,376	140,599
#*	Australian Strategic Materials Ltd.	76,789	31,723
	Auswide Bank Ltd.	32,505	94,741
	Autosports Group Ltd.	17,198	23,716
††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	110,259	95,643
	Bank of Queensland Ltd.	275,368	1,137,927
	Bannerman Energy Ltd.	709	1,409
*	Bannerman Energy Ltd. (BMN AU)	11,275	22,522
	Bapcor Ltd.	202,739	681,699
	Base Resources Ltd.	644,192	109,457
	Beach Energy Ltd.	1,774,742	1,724,484
#	Beacon Lighting Group Ltd.	72,982	115,184
	Bega Cheese Ltd.	264,917	774,244
	Bell Financial Group Ltd.	111,621	106,712
	Bendigo & Adelaide Bank Ltd.	146,622	1,200,327
	BHP Group Ltd. (BHP AU), Class DI	352,731	9,797,084
	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	734,162
	Bisalloy Steel Group Ltd.	3,600	11,525
	BlueScope Steel Ltd.	226,025	3,282,136
*	Boss Energy Ltd.	89,437	214,736
	Brambles Ltd.	435,330	4,438,047

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Bravura Solutions Ltd.	191,306	$143,409
#	Breville Group Ltd.	38,773	745,034
	Brickworks Ltd.	64,830	1,224,096
*††	BWX Ltd.	108,764	0
	Capitol Health Ltd.	499,605	98,013
	Capral Ltd.	19,172	113,075
*	Capricorn Metals Ltd.	172,407	610,177
	CAR Group Ltd.	34,852	797,083
*	Carnarvon Energy Ltd.	949,415	100,071
	Cedar Woods Properties Ltd.	45,049	146,087
*	Centrebet International Ltd.	6,648	0
#*	Cettire Ltd.	207,179	180,500
	Challenger Ltd.	441,287	2,033,866
	Champion Iron Ltd.	306,371	1,258,961
	Cleanaway Waste Management Ltd.	652,951	1,207,016
	Clinuvel Pharmaceuticals Ltd.	2,003	19,612
*	Coast Entertainment Holdings Ltd.	352,453	116,520
	Cobram Estate Olives Ltd.	44,506	48,521
	Cochlear Ltd.	3,417	772,091
	Codan Ltd.	41,367	355,467
*	Cogstate Ltd.	27,733	21,064
	Coles Group Ltd.	309,984	3,673,828
	Collins Foods Ltd.	99,790	599,689
*	Comet Ridge Ltd.	251,875	31,325
	Commonwealth Bank of Australia	66,429	5,985,924
	Computershare Ltd.	98,078	1,768,935
*	Cooper Energy Ltd.	1,697,314	254,570
#	Corporate Travel Management Ltd.	63,421	560,529
#	Credit Corp. Group Ltd.	43,121	494,657
	Data#3 Ltd.	95,842	554,646
*	De Grey Mining Ltd.	15,569	12,484
*	Deep Yellow Ltd.	18,066	15,314
	Deterra Royalties Ltd.	226,326	591,725
#*	Develop Global Ltd.	12,805	18,146
	Dicker Data Ltd.	50,929	341,165
	Domain Holdings Australia Ltd.	76,695	161,906
	Domino's Pizza Enterprises Ltd.	9,296	199,940
	Downer EDI Ltd.	481,573	1,571,865
*	DUG Technology Ltd.	13,808	25,158
	Duratec Ltd.	82,366	70,074
	Eagers Automotive Ltd.	69,756	486,315
	Elanor Investor Group	45,594	26,226
	Elders Ltd.	148,020	922,580
#*	Electro Optic Systems Holdings Ltd.	19,461	23,540
#	Emeco Holdings Ltd.	309,226	170,982
*	Emerald Resources NL	195,959	477,157
*	EML Payments Ltd.	88,850	54,249
	Endeavour Group Ltd.	335,365	1,206,198
*	Energy World Corp. Ltd.	711,589	3,994
	Enero Group Ltd.	79,986	65,647
	EQT Holdings Ltd.	13,517	313,790
	Euroz Hartleys Group Ltd.	3,066	1,743
	Evolution Mining Ltd.	595,063	1,541,793
	EVT Ltd.	75,291	571,171
	Fenix Resources Ltd.	396,703	111,445
	Fiducian Group Ltd.	1,933	9,402
*	FleetPartners Group Ltd.	261,522	585,323
	Fleetwood Ltd.	80,117	92,299
#	Flight Centre Travel Group Ltd.	53,419	777,774

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	401,201	$4,992,075
#*	Frontier Digital Ventures Ltd.	56,903	15,382
	G8 Education Ltd.	946,251	807,029
#*	Galan Lithium Ltd.	13,270	1,179
	Generation Development Group Ltd.	28,703	49,204
*	Genesis Minerals Ltd.	45,976	63,411
	Gold Road Resources Ltd.	882,113	986,322
	GR Engineering Services Ltd.	56,753	73,305
	GrainCorp Ltd., Class A	218,250	1,289,512
	Grange Resources Ltd.	754,745	157,949
	GWA Group Ltd.	208,899	363,477
	Hansen Technologies Ltd.	140,451	413,481
	Harvey Norman Holdings Ltd.	251,673	790,409
*	Healius Ltd.	605,747	599,287
	Helia Group Ltd.	399,142	1,043,105
#	Helloworld Travel Ltd.	19,262	30,314
*	Hillgrove Resources Ltd.	518,874	20,451
	Horizon Oil Ltd.	293,270	36,469
*	Hot Chili Ltd.	64,306	36,885
	HUB24 Ltd.	14,305	465,899
#	Humm Group Ltd.	319,690	93,289
#	IDP Education Ltd.	113,099	1,110,708
	IGO Ltd.	81,051	296,818
	Iluka Resources Ltd.	309,193	1,230,082
	Imdex Ltd.	336,475	505,535
*	Immutep Ltd. (IMMP US), Sponsored ADR	2,451	5,294
	Incitec Pivot Ltd.	449,190	867,200
	Infomedia Ltd.	301,785	332,171
	Inghams Group Ltd.	267,282	658,928
	Insignia Financial Ltd.	260,215	471,453
	Insurance Australia Group Ltd.	456,388	2,207,962
#	Integral Diagnostics Ltd.	91,610	148,399
*	Invictus Energy Ltd.	59,049	3,473
#*	ioneer Ltd.	343,732	30,591
#	IPD Group Ltd.	15,353	48,408
	IPH Ltd.	100,804	404,592
*	IRESS Ltd.	3,455	24,128
	IVE Group Ltd.	96,560	141,768
*	James Hardie Industries PLC (JHX AU), CDI	79,059	2,840,086
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	1,506	54,457
	JB Hi-Fi Ltd.	53,059	2,422,603
	Johns Lyng Group Ltd.	154,625	604,089
*	Judo Capital Holdings Ltd.	150,633	136,742
	Jupiter Mines Ltd.	626,443	100,785
*	Karoon Energy Ltd.	560,073	679,178
	Kelly Partners Group Holdings Ltd.	11,361	63,067
	Kelsian Group Ltd.	39,252	135,007
	Kogan.com Ltd.	6,771	20,034
	Lendlease Corp. Ltd.	228,199	941,972
#	Lifestyle Communities Ltd.	80,840	477,850
	Lindsay Australia Ltd.	278,168	167,623
	Lottery Corp. Ltd.	547,387	1,783,694
	Lovisa Holdings Ltd.	29,312	672,220
	Lycopodium Ltd.	17,864	165,899
*	Lynas Rare Earths Ltd.	18,326	74,925
#	MA Financial Group Ltd.	32,949	97,292
	Maas Group Holdings Ltd.	4,010	11,555
	Macmahon Holdings Ltd.	1,350,407	246,501
	Macquarie Group Ltd.	10,507	1,446,043

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Macquarie Technology Group Ltd.	832	$51,194
	Mader Group Ltd.	8,058	33,017
	Magellan Financial Group Ltd.	168,523	1,131,433
*	Mayne Pharma Group Ltd.	35,426	100,766
	McMillan Shakespeare Ltd.	40,266	472,512
	Medibank Pvt Ltd.	415,793	1,082,452
*	Megaport Ltd.	8,182	59,233
#*	Mesoblast Ltd. (MSB AU)	275,449	185,034
#*	Metals X Ltd.	449,738	130,699
	Metcash Ltd.	826,827	1,980,643
*	Metro Mining Ltd.	1,754,911	53,682
	Michael Hill International Ltd. (MHJ AU)	50,276	18,748
	Mineral Resources Ltd.	38,323	1,370,537
	Monadelphous Group Ltd.	72,282	614,641
	Monash IVF Group Ltd.	259,412	229,585
*	Mount Gibson Iron Ltd.	610,825	142,191
	Myer Holdings Ltd.	960,406	524,130
	MyState Ltd.	81,113	210,387
	National Australia Bank Ltd.	213,086	5,381,841
	Navigator Global Investments Ltd.	226,462	279,329
	Netwealth Group Ltd.	66,508	1,033,717
	New Hope Corp. Ltd.	476,045	1,518,197
*	NEXTDC Ltd.	43,278	476,587
	nib holdings Ltd.	229,822	1,131,585
	Nick Scali Ltd.	62,038	639,297
	Nickel Industries Ltd.	548,068	307,190
	Nine Entertainment Co. Holdings Ltd.	1,062,301	1,011,677
	Northern Star Resources Ltd.	218,177	2,024,929
	NRW Holdings Ltd.	502,936	1,101,496
	Nufarm Ltd.	209,651	639,169
*	OFX Group Ltd.	192,701	290,672
*	Omni Bridgeway Ltd.	76,746	50,742
	oOh!media Ltd.	372,425	353,751
	Orica Ltd.	141,773	1,668,226
	Origin Energy Ltd.	78,122	536,032
	Orora Ltd.	277,845	371,769
	Pacific Current Group Ltd.	51,154	361,483
	Pacific Smiles Group Ltd.	19,803	24,524
*	Paladin Energy Ltd.	20,201	151,542
*††	Panoramic Resources Ltd.	867,532	7,375
*	Pantoro Ltd.	1,647,472	92,580
	Peet Ltd.	288,046	245,784
*	Peninsula Energy Ltd.	373,781	25,963
#	PeopleIN Ltd.	19,572	11,610
	Pepper Money Ltd.	88,374	83,433
	Perenti Ltd.	741,082	510,198
	Perpetual Ltd.	37,914	550,731
	Perseus Mining Ltd.	1,502,020	2,502,644
	Peter Warren Automotive Holdings Ltd.	11,323	13,997
*	PEXA Group Ltd.	3,745	33,984
#	Pilbara Minerals Ltd.	1,430,029	2,764,051
	Pinnacle Investment Management Group Ltd.	17,363	187,449
	Platinum Asset Management Ltd.	201,868	141,313
#	PointsBet Holdings Ltd.	6,569	2,175
#*	Praemium Ltd.	148,245	46,579
	Premier Investments Ltd.	64,105	1,393,820
	Pro Medicus Ltd.	14,797	1,396,084
	Propel Funeral Partners Ltd.	27,169	106,711
	PSC Insurance Group Ltd.	15,445	61,455

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings Ltd.	4,491	$34,919
	QBE Insurance Group Ltd.	223,425	2,636,873
	Qube Holdings Ltd.	457,699	1,146,172
	Ramelius Resources Ltd.	1,135,338	1,448,886
	Ramsay Health Care Ltd.	40,878	1,244,884
	REA Group Ltd.	3,433	461,566
*	ReadyTech Holdings Ltd.	22,182	48,576
*	Red 5 Ltd.	4,483,676	1,149,999
	Reece Ltd.	41,680	755,301
	Regis Healthcare Ltd.	90,982	249,395
*	Regis Resources Ltd.	728,614	803,924
	Reject Shop Ltd.	33,459	71,894
	Reliance Worldwide Corp. Ltd.	484,715	1,633,887
	Resimac Group Ltd.	22,675	12,890
*	Resolute Mining Ltd.	2,008,627	862,847
*	Retail Food Group Ltd.	1,679,197	81,864
*	Rex Minerals Ltd.	118,406	34,460
	Ridley Corp. Ltd.	228,380	331,491
	Rio Tinto Ltd.	46,130	3,544,726
*	RPMGlobal Holdings Ltd.	81,932	147,687
*	Sandfire Resources Ltd.	393,692	2,248,622
	Santos Ltd.	1,745,460	9,098,920
	SEEK Ltd.	9,124	132,130
#*	Select Harvests Ltd.	75,328	212,196
	Servcorp Ltd.	39,763	113,682
	Service Stream Ltd.	522,510	479,301
	Seven Group Holdings Ltd.	49,193	1,262,150
*	Seven West Media Ltd.	692,651	81,810
	SG Fleet Group Ltd.	80,958	168,415
	Shaver Shop Group Ltd.	93,308	74,441
	Sigma Healthcare Ltd.	1,004,811	856,120
*	Silver Mines Ltd.	20,244	2,069
	Sims Ltd. (SGM AU)	99,760	666,043
	SmartGroup Corp. Ltd.	79,136	447,850
	Solvar Ltd.	136,068	98,629
	Sonic Healthcare Ltd.	55,344	1,003,008
	South32 Ltd. (S32 AU)	2,039,475	4,090,564
	Southern Cross Electrical Engineering Ltd.	255,305	296,706
#	Southern Cross Media Group Ltd.	195,110	84,914
*	Spartan Resources Ltd.	159,653	133,197
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	332,760	205,399
*	St Barbara Ltd.	388,843	57,955
	Stanmore Resources Ltd.	18,847	45,892
#*	Star Entertainment Group Ltd.	1,551,734	593,073
	Steadfast Group Ltd.	226,640	962,061
	Suncorp Group Ltd.	270,121	3,142,884
	Super Retail Group Ltd.	170,182	1,782,776
*	Superloop Ltd.	199,793	199,161
#*	Syrah Resources Ltd.	528,592	90,149
	Tabcorp Holdings Ltd.	1,958,443	828,654
	Technology One Ltd.	95,715	1,292,962
	Telstra Group Ltd. (TLS AU)	349,431	903,022
*	Temple & Webster Group Ltd.	1,595	10,212
#*††	Ten Sixty Four Ltd.	189,882	13,659
#	Terracom Ltd.	493,938	63,271
	TPG Telecom Ltd.	82,402	256,430
	Transurban Group	22,232	189,723
	Treasury Wine Estates Ltd.	155,428	1,256,561

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Tuas Ltd.	42,224	$124,310
#*	Tyro Payments Ltd.	377,952	240,536
	Ventia Services Group Pty. Ltd.	369,511	1,063,840
Ω	Viva Energy Group Ltd.	626,995	1,337,475
*	Webjet Ltd.	84,776	495,936
	Wesfarmers Ltd.	116,165	5,606,390
*	West African Resources Ltd.	1,071,012	1,052,801
	Westgold Resources Ltd.	551,180	946,956
	Westpac Banking Corp.	144,961	2,832,944
	Whitehaven Coal Ltd.	572,267	2,889,066
	WiseTech Global Ltd.	1,620	101,511
	Woodside Energy Group Ltd. (WDS AU)	266,248	4,828,356
#	Woodside Energy Group Ltd. (WDS US), ADR	12,506	228,113
	Woolworths Group Ltd.	127,567	2,878,316
	Worley Ltd.	120,186	1,192,116
*	Xanadu Mines Ltd.	234,373	8,747
*	Xero Ltd.	3,203	291,848
	XRF Scientific Ltd.	46,439	45,471
#	Yancoal Australia Ltd.	274,750	1,273,327
TOTAL AUSTRALIA			227,326,081
AUSTRIA — (0.6%)
	Addiko Bank AG	8,740	198,459
	Agrana Beteiligungs AG	6,973	94,902
	ANDRITZ AG	32,599	2,088,301
#*	AT&S Austria Technologie & Systemtechnik AG	21,340	455,462
Ω	BAWAG Group AG	23,691	1,730,153
	CA Immobilien Anlagen AG	5,213	170,709
	DO & Co. AG	5,776	973,288
	Erste Group Bank AG	46,747	2,431,604
*	Eurotelesites AG	20,934	88,068
	EVN AG	24,912	814,264
*	Immofinanz AG (IIA AV)	7,951	0
*	Lenzing AG	586	20,408
#	Mayr Melnhof Karton AG	1,766	201,714
	Oberbank AG	1,694	128,296
	Oesterreichische Post AG	9,879	325,962
	OMV AG	60,881	2,547,267
	Palfinger AG	8,892	217,621
	PIERER Mobility AG	624	20,291
	POLYTEC Holding AG	14,925	53,737
	Porr AG	14,486	220,460
	Raiffeisen Bank International AG	83,542	1,628,678
*	Rosenbauer International AG	413	16,029
	Schoeller-Bleckmann Oilfield Equipment AG	2,172	86,325
	Semperit AG Holding	5,812	67,457
	Strabag SE (STR AV)	2,516	105,417
	Telekom Austria AG	83,736	775,631
*	UBM Development AG	2,555	58,868
	UNIQA Insurance Group AG	66,625	570,406
	Verbund AG	10,904	875,543
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	756,683
	voestalpine AG	45,346	1,162,982
	Wienerberger AG	22,235	788,601
	Zumtobel Group AG	22,798	140,124
TOTAL AUSTRIA			19,813,710

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	15,891	$3,048,838
	Ageas SA	114,376	5,460,441
*	AGFA-Gevaert NV	157,670	201,092
	Anheuser-Busch InBev SA (ABI BB)	54,056	3,209,530
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	6,428	382,466
*	Argenx SE (ARGX BB)	66	33,745
*	Argenx SE (ARGX US), ADR	475	245,038
*	Atenor	16,642	102,533
	Azelis Group NV	840	15,913
	Barco NV	12,533	161,890
	Bekaert SA	38,631	1,581,810
	bpost SA	32,828	93,770
	Cie d'Entreprises CFE	8,983	70,475
	Colruyt Group NV	35,864	1,720,292
	Deceuninck NV	80,532	215,014
	Deme Group NV	6,977	1,256,632
	Econocom Group SA	72,309	154,993
	Elia Group SA	3,771	391,657
#	Euronav NV	50,821	933,582
	EVS Broadcast Equipment SA	9,610	303,453
	Fagron	43,171	888,323
*	Galapagos NV (GLPG BB)	31,943	853,959
*	Galapagos NV (GLPG NA)	15,719	420,229
	Gimv NV	16,111	703,072
	Greenyard NV	12,710	86,472
#	Immobel SA	3,472	92,640
	KBC Group NV	133,336	10,312,995
	Kinepolis Group NV	7,107	287,837
	Lotus Bakeries NV	212	2,303,669
	Melexis NV	10,065	877,439
*	Nyxoah SA	1,680	14,181
*	Ontex Group NV	62,857	590,725
*	Orange Belgium SA	2,980	47,725
	Proximus SADP	81,497	589,397
#	Recticel SA	29,016	388,140
	Sipef NV	4,879	276,793
	Solvay SA	72,824	2,563,734
	Syensqo SA	72,824	6,439,665
#	Tessenderlo Group SA	24,382	650,696
	UCB SA	6,378	1,065,727
	Umicore SA	144,036	1,978,202
*	Unifiedpost Group SA	7,841	25,192
	Van de Velde NV	4,118	134,979
	VGP NV	9,137	989,962
	Viohalco SA	29,708	190,222
TOTAL BELGIUM			52,355,139
CANADA — (11.0%)
*	5N Plus, Inc.	59,483	260,223
	Acadian Timber Corp.	8,376	109,989
*	ACT Energy Technologies Ltd.	8,500	39,402
	ADENTRA, Inc.	20,125	636,554
	ADF Group, Inc.	18,600	189,011
*	Advantage Energy Ltd.	123,603	862,128
	Aecon Group, Inc.	73,109	891,192
	Africa Oil Corp.	301,977	516,181
	Ag Growth International, Inc.	11,928	492,187
	AGF Management Ltd., Class B	71,437	425,316
	Agnico Eagle Mines Ltd. (AEM CN)	52,563	4,055,754

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Agnico Eagle Mines Ltd. (AEM US)	26,276	$2,027,722
*	Aimia, Inc.	62,327	121,887
#*	Air Canada	79,700	918,428
#	AirBoss of America Corp.	4,431	15,405
#	Alamos Gold, Inc. (AGI CN), Class A	120,573	2,054,882
	Alamos Gold, Inc. (AGI US), Class A	38,718	659,368
	Algoma Central Corp.	4,796	51,098
	Algoma Steel Group, Inc. (ASTL US)	9,362	82,854
	Algonquin Power & Utilities Corp. (AQN CN)	70	437
	Algonquin Power & Utilities Corp. (AQN US)	87,587	546,543
	Alimentation Couche-Tard, Inc.	77,922	4,803,492
	AltaGas Ltd.	90,505	2,157,987
	Altius Minerals Corp.	13,807	220,308
*	Altius Renewable Royalties Corp.	1,700	11,574
	Altus Group Ltd.	1,466	61,331
	Amerigo Resources Ltd.	110,614	128,989
	Andlauer Healthcare Group, Inc.	10,355	307,054
#	Andrew Peller Ltd., Class A	19,492	59,154
	ARC Resources Ltd.	333,794	5,775,781
*	Aritzia, Inc.	40,940	1,343,860
*	Ascot Resources Ltd.	12,500	4,029
	Atco Ltd., Class I	13,600	421,894
*	Athabasca Oil Corp.	348,933	1,430,457
	AtkinsRealis Group, Inc.	50,073	2,157,203
*	ATS Corp. (ATS CN)	31,845	956,976
	Aurora Cannabis, Inc. (ACB CN)	236	1,445
#*	Aurora Cannabis, Inc. (ACB US)	1,285	7,906
*	AutoCanada, Inc.	22,525	313,570
	B2Gold Corp. (BTG US)	446,485	1,339,455
	B2Gold Corp. (BTO CN)	590,788	1,771,530
	Badger Infrastructure Solution	28,644	809,123
#*	Ballard Power Systems, Inc. (BLDP US)	80,499	183,538
	Bank of Montreal (BMO CN)	4,685	395,153
	Bank of Montreal (BMO US)	58,550	4,937,521
	Bank of Nova Scotia (BNS CN)	1,321	61,685
	Bank of Nova Scotia (BNS US)	43,518	2,030,985
	Barrick Gold Corp. (0R22 LI)	45,774	844,501
	Barrick Gold Corp. (GOLD US)	73,760	1,365,298
*	Bausch & Lomb Corp.	7,261	125,034
*	Bausch Health Cos., Inc. (BHC US)	56,593	341,256
	Baytex Energy Corp.	107,131	398,060
	BCE, Inc. (BCE US)	26,754	902,412
#	Birchcliff Energy Ltd.	165,767	719,186
	Bird Construction, Inc.	56,174	1,053,377
	Black Diamond Group Ltd.	48,197	321,162
#*	BlackBerry Ltd.	6,792	16,437
*	Bombardier, Inc. (BBD/A CN), Class A	244	16,499
*	Bombardier, Inc. (BBD/B CN), Class B	12,533	845,830
*	Bonterra Energy Corp.	28,474	98,581
	Boralex, Inc., Class A	18,928	469,687
#	Boyd Group Services, Inc.	9,522	1,596,460
*	Bragg Gaming Group, Inc.	500	2,860
	Bridgemarq Real Estate Services	1,900	17,973
	Brookfield Corp. (BN US), Class A	15,862	773,272
#	Brookfield Infrastructure Corp. (BIPC US), Class A	9,104	354,146
	Brookfield Reinsurance Ltd. (BNRE US)	3,517	171,981
	BRP, Inc. (DOO CN)	4,900	355,012
	BRP, Inc. (DOOO US)	8,008	579,939
*	CAE, Inc. (CAE CN)	11,275	205,141

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	CAE, Inc. (CAE US)	11,892	$216,197
*	Calfrac Well Services Ltd.	46,274	144,790
	Calian Group Ltd.	6,388	260,026
*	Calibre Mining Corp.	65,939	102,205
	Canaccord Genuity Group, Inc.	97,194	661,731
#	Canacol Energy Ltd.	19,062	60,886
#*	Canada Goose Holdings, Inc. (GOOS CN)	6,000	69,228
#*	Canada Goose Holdings, Inc. (GOOS US)	28,406	328,089
	Canadian Imperial Bank of Commerce (CM CN)	36,572	1,891,313
	Canadian Imperial Bank of Commerce (CM US)	53,924	2,787,332
	Canadian National Railway Co. (CNI US)	54,198	6,273,418
	Canadian Natural Resources Ltd. (CNQ US)	126,660	4,493,897
	Canadian Pacific Kansas City Ltd. (CP US)	1,349	113,073
#	Canadian Tire Corp. Ltd., Class A	20,083	2,062,339
	Canadian Utilities Ltd., Class A	10,100	236,507
	Canadian Western Bank	87,755	3,032,478
*	Canfor Corp.	39,618	454,532
#	Capital Power Corp.	24,784	765,968
*	Capstone Copper Corp.	238,485	1,602,970
#	Cardinal Energy Ltd.	152,276	757,711
	Cargojet, Inc.	1,500	141,705
	Cascades, Inc.	44,006	310,128
	CCL Industries, Inc., Class B	26,567	1,445,296
*	Celestica, Inc. (CLS CN)	21,177	1,110,656
*	Celestica, Inc. (CLS US)	40,104	2,103,054
	Cenovus Energy, Inc. (CVE CN)	851	17,148
	Cenovus Energy, Inc. (CVE US)	350,571	7,056,994
	Centerra Gold, Inc.	218,319	1,464,260
	CES Energy Solutions Corp.	277,395	1,659,568
*	CGI, Inc. (GIB US)	10,175	1,159,645
*	CGI, Inc. (GIBA CN)	14,980	1,708,109
	Chesswood Group Ltd.	4,397	5,382
	CI Financial Corp.	88,652	1,071,670
*	Cineplex, Inc.	28,500	189,911
*	Cipher Pharmaceuticals, Inc.	6,200	57,121
#	Cogeco Communications, Inc.	12,138	556,503
	Cogeco, Inc.	13,904	550,964
#	Colliers International Group, Inc. (CIGI CN)	34	4,582
	Colliers International Group, Inc. (CIGI US)	6,370	857,848
	Computer Modelling Group Ltd.	51,970	521,714
*	Conifex Timber, Inc.	13,656	4,352
	Constellation Software, Inc.	1,992	6,285,249
	Converge Technology Solutions Corp.	109,010	332,403
	Corby Spirit & Wine Ltd.	7,550	73,605
	Corus Entertainment, Inc., Class B	223,281	16,981
*	Crew Energy, Inc.	138,885	412,435
#*	Cronos Group, Inc. (CRON US)	192,240	470,988
	Definity Financial Corp.	37,708	1,311,511
#*	Denison Mines Corp. (DML CN)	188,790	371,933
*	dentalcorp Holdings Ltd.	35,697	205,549
*	Descartes Systems Group, Inc. (DSGX US)	300	30,495
	Dexterra Group, Inc.	26,771	114,982
	Dollarama, Inc.	66,512	6,235,214
	Doman Building Materials Group Ltd.	68,605	354,789
*	Dorel Industries, Inc., Class B	32,618	163,013
#	DREAM Unlimited Corp., Class A	24,324	377,197
	Dundee Precious Metals, Inc.	188,618	1,594,301
	Dye & Durham Ltd.	12,384	118,759
	Dynacor Group, Inc.	30,800	117,565

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp. Ltd.	977	$910,319
	Eldorado Gold Corp. (EGO US)	89,473	1,517,462
#*	Eldorado Gold Corp. (ELD CN)	67,605	1,146,289
	Element Fleet Management Corp.	140,093	2,679,793
#	Emera, Inc.	23,700	855,545
#	Empire Co. Ltd., Class A	88,526	2,340,346
#	Enbridge, Inc. (ENB US)	25,130	940,365
	Endeavour Mining PLC	122,990	2,706,294
	Enerflex Ltd. (EFX CN)	102,363	573,111
*	Energy Fuels, Inc.	615	3,526
	Enghouse Systems Ltd.	29,735	661,831
*	Ensign Energy Services, Inc.	205,018	381,629
	EQB, Inc.	27,013	1,885,520
#*	Equinox Gold Corp. (EQX CN)	28,050	157,454
	Equinox Gold Corp. (EQX US)	78,755	442,603
#*	ERO Copper Corp. (ERO CN)	23,172	453,152
	ERO Copper Corp. (ERO US)	3,305	64,447
	Evertz Technologies Ltd.	20,056	187,392
	Exchange Income Corp.	14,890	524,032
	Exco Technologies Ltd.	20,517	118,437
#	Extendicare, Inc.	46,701	267,559
	Fairfax Financial Holdings Ltd.	11,297	13,322,793
	Fiera Capital Corp.	60,771	359,613
	Finning International, Inc.	106,909	3,064,056
*	Firan Technology Group Corp.	12,100	55,739
	Firm Capital Mortgage Investment Corp.	20,900	178,323
	First Majestic Silver Corp. (AG US)	136,313	842,414
#*	First Mining Gold Corp.	344,000	33,636
	First National Financial Corp.	11,200	300,230
	First Quantum Minerals Ltd.	90,032	1,102,047
	FirstService Corp. (FSV CN)	3,019	526,393
*	Fission Uranium Corp.	126,392	106,193
*	Florida Canyon Gold, Inc.	29,591	11,574
	Foraco International SA	56,346	112,639
*	Forsys Metals Corp.	55,524	22,521
	Fortis, Inc. (FTS US)	7,177	300,286
*	Fortuna Mining Corp. (FSM US)	133,849	646,491
*	Fortuna Mining Corp. (FVI CN)	170,249	820,017
	Franco-Nevada Corp. (FNV CN)	58	7,474
	Franco-Nevada Corp. (FNV US)	2,083	268,624
#	Freehold Royalties Ltd.	82,742	848,605
	Frontera Energy Corp.	30,340	170,747
*	Galiano Gold, Inc.	55,993	103,011
	Gamehost, Inc.	6,382	48,767
*	GDI Integrated Facility Services, Inc.	8,040	201,721
#	Gear Energy Ltd.	163,204	86,292
	George Weston Ltd.	14,030	2,172,813
	GFL Environmental, Inc.	24,200	939,444
	Gibson Energy, Inc.	78,274	1,279,007
	Gildan Activewear, Inc. (GIL CN)	4,746	193,257
#	Gildan Activewear, Inc. (GIL US)	57,447	2,336,369
	goeasy Ltd.	9,293	1,367,649
*	GoGold Resources, Inc.	44,852	50,029
*	GoldMoney, Inc.	5,579	30,347
*	Gran Tierra Energy, Inc. (GTE CN)	5,463	50,649
*	Gran Tierra Energy, Inc. (GTE US)	29,661	275,254
	Great-West Lifeco, Inc.	5,328	160,035
	Guardian Capital Group Ltd., Class A	11,233	359,531
*	Haivision Systems, Inc.	16,200	48,108

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Hammond Manufacturing Co. Ltd., Class A	800	$5,765
	Hammond Power Solutions, Inc.	7,805	674,645
	Headwater Exploration, Inc.	175,541	929,421
*	Heroux-Devtek, Inc.	26,704	603,265
	High Liner Foods, Inc.	17,597	168,367
#*	HLS Therapeutics, Inc.	1,200	2,842
	Hudbay Minerals, Inc. (HBM CN)	321,439	2,682,053
Ω	Hydro One Ltd.	6,300	197,444
	iA Financial Corp., Inc.	76,148	5,149,152
*	IAMGOLD Corp. (IMG CN)	471,051	1,941,318
	IGM Financial, Inc.	18,591	526,766
*	Imperial Metals Corp.	59,862	90,184
	Imperial Oil Ltd. (IMO CN)	894	64,046
	Imperial Oil Ltd. (IMO US)	21,141	1,512,850
	Information Services Corp.	7,500	138,739
#	InPlay Oil Corp.	8,100	13,494
	Intact Financial Corp.	11,756	2,136,371
*	Interfor Corp.	49,112	644,914
*	Ivanhoe Mines Ltd., Class A	2,903	37,953
Ω	Jamieson Wellness, Inc.	11,441	270,726
#*	Journey Energy, Inc.	17,806	39,980
*	K92 Mining, Inc.	64,871	371,188
*	Karora Resources, Inc.	41,221	190,184
	K-Bro Linen, Inc.	6,446	168,404
*	Kelt Exploration Ltd.	169,312	741,923
	Keyera Corp.	43,187	1,218,364
	Kinross Gold Corp. (K CN)	607,485	5,521,991
	Kinross Gold Corp. (KGC US)	319,159	2,891,581
*	Knight Therapeutics, Inc.	51,768	214,474
*	Kolibri Global Energy, Inc.	17,957	57,487
#	KP Tissue, Inc.	7,100	43,351
	Labrador Iron Ore Royalty Corp.	47,051	1,045,540
#*	Largo, Inc. (LGO US)	5,058	10,622
	Lassonde Industries, Inc., Class A	2,803	304,530
#	Laurentian Bank of Canada	22,759	440,789
	Leon's Furniture Ltd.	19,944	395,803
#*	Lightspeed Commerce, Inc. (LSPD US)	15,613	209,058
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	2,126,083
	Loblaw Cos. Ltd.	6,674	822,934
*	Lucara Diamond Corp.	322,221	73,516
	Lundin Gold, Inc.	54,883	950,062
	Lundin Mining Corp.	412,816	4,168,077
	Magellan Aerospace Corp.	16,036	110,573
#	Magna International, Inc. (MG CN)	7,174	318,365
#	Magna International, Inc. (MGA US)	98,299	4,361,527
	Mainstreet Equity Corp.	1,005	141,908
*	Major Drilling Group International, Inc.	72,268	493,599
*	Mandalay Resources Corp.	2,837	5,137
	Manulife Financial Corp. (MFC US)	27,787	739,968
	Maple Leaf Foods, Inc.	24,520	447,723
	Martinrea International, Inc.	77,866	641,810
*	Mattr Corp.	29,697	377,491
*	MDA Space Ltd.	67,159	642,574
	Medical Facilities Corp.	20,982	212,305
*	MEG Energy Corp.	204,627	4,240,306
*	Mega Uranium Ltd.	95,500	21,443
	Melcor Developments Ltd.	10,353	91,108
	Methanex Corp. (MEOH US)	20,048	974,132

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Methanex Corp. (MX CN)	29,109	$1,415,128
	Metro, Inc.	27,751	1,652,639
	Morguard Corp.	600	48,516
	MTY Food Group, Inc.	18,473	609,575
#	Mullen Group Ltd.	83,547	904,666
	National Bank of Canada	74,579	6,237,919
	Neo Performance Materials, Inc.	2,200	12,668
*	New Gold, Inc. (NGD CN)	1,055,127	2,437,877
*	NFI Group, Inc.	3,945	49,004
#	North American Construction Group Ltd. (NOA CN)	12,646	252,984
	North American Construction Group Ltd. (NOA US)	16,122	321,795
	North West Co., Inc.	48,708	1,577,326
	Northland Power, Inc.	136,661	2,285,519
	Nutrien Ltd. (NTR US)	101,772	5,210,740
	Nuvei Corp.	5,308	175,695
*	NuVista Energy Ltd.	212,874	2,061,439
*	Obsidian Energy Ltd. (OBE CN)	23,700	177,323
*	Obsidian Energy Ltd. (OBE US)	44,306	331,409
	OceanaGold Corp.	646,985	1,593,271
	Onex Corp.	29,369	2,012,531
	Open Text Corp. (OTEX CN)	4,642	146,322
	Open Text Corp. (OTEX US)	27,559	868,935
*††	Orbite Technologies, Inc.	121,500	0
	Organigram Holdings, Inc. (OGI CN)	38,775	65,437
#*	Organigram Holdings, Inc. (OGI US)	16,350	27,468
	Osisko Gold Royalties Ltd. (OR CN)	4,239	74,332
	Osisko Gold Royalties Ltd. (OR US)	44,268	776,461
*	Osisko Mining, Inc.	231,600	548,533
	Pan American Silver Corp. (PAAS CN)	67,780	1,558,210
#	Pan American Silver Corp. (PAAS US)	24,543	563,989
#	Paramount Resources Ltd., Class A	72,333	1,569,092
	Parex Resources, Inc.	159,930	2,398,979
	Park Lawn Corp.	25,303	485,112
	Parkland Corp.	75,641	2,121,882
	Pason Systems, Inc.	52,020	616,411
	Pembina Pipeline Corp. (PBA US)	22,279	863,088
	Pembina Pipeline Corp. (PPL CN)	1,774	68,755
#*	Perpetua Resources Corp.	6,110	41,487
#	Peyto Exploration & Development Corp.	198,548	2,122,601
	PHX Energy Services Corp.	36,391	278,603
#	Pine Cliff Energy Ltd.	32,500	21,421
	Pizza Pizza Royalty Corp.	12,835	123,455
	Polaris Renewable Energy, Inc.	13,347	124,513
	Pollard Banknote Ltd.	7,300	149,157
#	PrairieSky Royalty Ltd.	33,331	669,927
*	Precision Drilling Corp. (PD CN)	5,915	455,038
*	Precision Drilling Corp. (PDS US)	11,363	873,277
	Premium Brands Holdings Corp.	11,573	782,738
	Primo Water Corp. (PRMW CN)	28,678	629,165
	Primo Water Corp. (PRMW US)	90,030	1,974,358
	Propel Holdings, Inc.	10,900	227,924
*	Quarterhill, Inc.	106,878	132,373
	Quebecor, Inc., Class B	89,600	1,979,358
#*	Questerre Energy Corp., Class A	62,560	11,781
	RB Global, Inc. (RBA CN)	1,000	79,665
	RB Global, Inc. (RBA US)	19,240	1,532,081
*	Real Matters, Inc.	3,329	18,373
#	Restaurant Brands International, Inc. (QSR US)	30,600	2,141,694
	Richelieu Hardware Ltd.	27,580	814,625

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc. (RCI US), Class B	82,216	$3,177,648
	Rogers Communications, Inc. (RCIB CN), Class B	28,959	1,119,850
	Rogers Sugar, Inc.	68,910	286,491
	Royal Bank of Canada (RY CN)	63,580	7,104,713
#	Royal Bank of Canada (RY US)	32,014	3,577,244
	Russel Metals, Inc.	64,020	1,861,270
	Sandstorm Gold Ltd. (SAND US)	103,950	597,712
*	Sangoma Technologies Corp.	15,903	83,509
	Saputo, Inc.	4,600	105,717
#	Savaria Corp.	20,700	292,062
*	Seabridge Gold, Inc. (SA US)	2,721	45,169
	Secure Energy Services, Inc.	175,502	1,549,536
	Sienna Senior Living, Inc.	32,911	369,955
*	SilverCrest Metals, Inc. (SILV US)	36,362	354,893
Ω	Sleep Country Canada Holdings, Inc.	28,371	719,627
*	SNDL, Inc.	23,678	53,749
	Softchoice Corp.	2,735	35,380
*	Spartan Delta Corp.	45,084	132,576
Ω	Spin Master Corp.	11,747	268,948
	Sprott, Inc. (SII CN)	5,586	248,939
	Sprott, Inc. (SII US)	2,572	114,660
	SSR Mining, Inc. (SSRM CN)	78,435	435,167
	Stantec, Inc. (STN CN)	16,717	1,470,888
	Stelco Holdings, Inc.	24,944	1,200,542
	Stella-Jones, Inc.	50,198	3,377,317
*Ω	STEP Energy Services Ltd.	11,760	38,330
	StorageVault Canada, Inc.	40,390	137,203
*	Strathcona Resources Ltd.	1,162	27,274
	Sun Life Financial, Inc. (SLF CN)	97,500	4,840,220
	Sun Life Financial, Inc. (SLF US)	29,319	1,454,516
	Suncor Energy, Inc. (SU US)	269,955	10,776,604
#*	SunOpta, Inc. (STKL US)	7,940	42,082
	Superior Plus Corp.	197,910	1,143,897
	Supremex, Inc.	17,058	51,644
	Surge Energy, Inc.	82,332	419,813
	Sylogist Ltd.	12,984	101,472
#	Tamarack Valley Energy Ltd.	541,398	1,607,744
#*	Taseko Mines Ltd. (TKO CN)	199,876	437,204
	TC Energy Corp. (TRP CN)	3,461	146,948
	TC Energy Corp. (TRP US)	61,213	2,596,043
	Teck Resources Ltd. (TECK US), Class B	254,468	12,471,477
	Teck Resources Ltd. (TECK/A CN), Class A	1,500	73,661
	Teck Resources Ltd. (TECKB CN), Class B	6,596	323,338
	TELUS Corp.	30,874	498,447
	TerraVest Industries, Inc.	7,833	464,539
	TFI International, Inc. (TFII CN)	11,970	1,863,233
	TFI International, Inc. (TFII US)	6,701	1,043,681
	Thomson Reuters Corp. (TRI CN)	2,324	376,631
#	Tidewater Midstream & Infrastructure Ltd.	39,800	16,720
#*	Tilray Brands, Inc.	201,053	408,138
	Timbercreek Financial Corp.	38,200	211,661
	TMX Group Ltd.	4,505	136,914
	Topaz Energy Corp.	21,164	398,401
*	Torex Gold Resources, Inc.	80,910	1,282,822
	Toromont Industries Ltd.	13,740	1,277,816
	Toronto-Dominion Bank (TD CN)	58,533	3,456,485
	Toronto-Dominion Bank (TD US)	45,361	2,677,660
	Total Energy Services, Inc.	37,226	264,235
#*	Touchstone Exploration, Inc.	34,400	14,451

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Tourmaline Oil Corp.	122,114	$5,373,140
	TransAlta Corp.	90,253	680,508
	TransAlta Corp.	66,278	499,251
*	Transat AT, Inc.	9,700	15,597
	Transcontinental, Inc., Class A	69,773	823,742
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	281,367	1,027,118
	Triple Flag Precious Metals Corp. (TFPM CN)	4,733	73,224
	Triple Flag Precious Metals Corp. (TFPM US)	8,934	138,296
*	Trisura Group Ltd. (TSU CN)	2,884	96,464
*	Valeura Energy, Inc.	2,600	8,342
	Vecima Networks, Inc.	1,400	22,024
	Veren, Inc. (VRN CN)	106,257	829,648
	Veren, Inc. (VRN US)	523,243	4,081,297
#	Vermilion Energy, Inc. (VET CN)	58	624
	Vermilion Energy, Inc. (VET US)	56,684	608,786
	VersaBank (VBNK CN)	3,600	43,414
	VersaBank (VBNK US)	2,787	33,778
*	VerticalScope Holdings, Inc.	1,100	6,294
#*	Victoria Gold Corp.	11,886	5,338
*	Viemed Healthcare, Inc.	23,412	168,801
	Wajax Corp.	23,872	459,925
*	Well Health Technologies Corp.	103,439	362,615
*	Wesdome Gold Mines Ltd.	68,285	657,305
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	4,409,511
#	Western Forest Products, Inc.	371,084	111,542
	Westshore Terminals Investment Corp.	30,512	511,609
	Wheaton Precious Metals Corp. (WPM US)	3,031	181,133
#	Whitecap Resources, Inc.	591,212	4,556,185
#*	WildBrain Ltd.	43,011	41,433
	Winpak Ltd.	15,756	542,755
	WSP Global, Inc.	10,785	1,791,498
*	Yangarra Resources Ltd.	71,306	53,713
	Yellow Pages Ltd.	10,534	72,864
TOTAL CANADA			395,614,250
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	1,339,822
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	31,531
	SIIC Environment Holdings Ltd. (SIIC SP)	665,760	86,313
TOTAL CHINA			1,457,666
DENMARK — (3.0%)
*	ALK-Abello AS	55,720	1,255,923
	Alm Brand AS	742,648	1,416,795
*	Ambu AS, Class B	106,853	2,169,794
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	620,534
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	540,969
*	Bang & Olufsen AS	59,022	79,867
	BankNordik P	3,338	72,970
*	Bavarian Nordic AS	51,710	1,393,773
	Carlsberg AS, Class B	26,610	3,213,342
	cBrain AS	4,167	154,530
#	Chemometec AS	6,486	359,573
	Coloplast AS, Class B	8,409	1,093,174
	Columbus AS	65,680	83,126
	D/S Norden AS	32,500	1,405,866

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Danske Bank AS	129,584	$3,963,001
*	Demant AS	33,554	1,286,441
	Dfds AS	23,743	651,246
	DSV AS	16,827	3,086,754
	FLSmidth & Co. AS	45,813	2,337,070
*	Genmab AS (GMAB DC)	3,044	859,844
*	GN Store Nord AS	78,744	2,069,174
	H Lundbeck AS (HLUNA DC), Class A	33,531	180,364
	H Lundbeck AS (HLUNB DC)	168,361	1,052,642
*	H&H International AS, Class B	12,877	188,931
*	Huscompagniet AS	9,014	74,422
	ISS AS	111,858	2,044,603
	Jeudan AS	1,369	42,059
	Jyske Bank AS	40,764	3,323,199
	Matas AS	32,265	551,304
*	MT Hoejgaard Holding AS	904	21,548
*Ω	Netcompany Group AS	31,620	1,345,804
*	Nilfisk Holding AS	11,162	207,980
*	NKT AS	53,220	4,790,750
#*Ω	NNIT AS	4,632	71,879
	North Media AS	7,520	62,169
	Novo Nordisk AS (NOVOB DC), Class B	165,143	21,880,273
	Novonesis (Novozymes) B, Class B	88,871	5,657,282
#*	NTG Nordic Transport Group AS	4,502	190,949
	Pandora AS	48,744	7,640,783
	Parken Sport & Entertainment AS	3,780	64,132
	Per Aarsleff Holding AS	17,531	1,002,444
	Ringkjoebing Landbobank AS	29,027	5,137,605
	Rockwool AS (ROCKA DC), Class A	2,870	1,262,933
	Rockwool AS (ROCKB DC), Class B	8,515	3,763,737
*	Royal Unibrew AS	23,622	1,854,638
#*	RTX AS	6,383	75,085
Ω	Scandinavian Tobacco Group AS	45,787	670,779
	Schouw & Co. AS	11,084	914,745
#	Solar AS, Class B	5,183	245,475
	SP Group AS	5,488	198,931
	Spar Nord Bank AS	88,327	1,801,349
	Sparekassen Sjaelland-Fyn AS	12,275	402,152
*	Svitzer Group AS	1,566	60,013
	Sydbank AS	42,354	2,283,400
*	TCM Group AS	3,262	28,378
	Tivoli AS	881	89,701
	Topdanmark AS	27,533	1,499,502
	TORM PLC, Class A	37,372	1,447,190
	Tryg AS	116,659	2,554,144
	UIE PLC	12,391	445,670
*	Vestas Wind Systems AS	26,513	656,118
	Vestjysk Bank AS	83,962	54,559
*	Zealand Pharma AS	22,238	2,995,930
TOTAL DENMARK			106,949,317
FINLAND — (1.6%)
	Aktia Bank OYJ	44,643	450,870
#	Alandsbanken Abp, Class B	1,791	66,760
#*	Alisa Pankki OYJ	1,283	26,333
	Alma Media OYJ	16,671	191,363
	Anora Group OYJ	34,519	173,573
	Apetit OYJ	2,895	44,123
	Aspo OYJ	14,166	91,140

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Atria OYJ	10,371	$111,570
	Bittium OYJ	6,294	53,665
	Cargotec OYJ, Class B	22,436	1,143,622
#	Citycon OYJ	15,381	67,737
	Digia OYJ	6,411	38,594
	Elisa OYJ	48,367	2,252,036
Ω	Enento Group OYJ	5,136	95,086
	eQ OYJ	3,655	56,103
	Evli OYJ, Class B	1,283	26,257
*	Finnair OYJ	26,021	66,261
	Fiskars OYJ Abp	33,313	573,284
	Fortum OYJ	151,462	2,329,028
	F-Secure OYJ	27,403	61,484
	Gofore OYJ	1,656	40,242
	Harvia OYJ	9,808	422,073
	Huhtamaki OYJ	45,829	1,856,965
*	Kalmar OYJ, Class B	31,343	926,721
	Kamux Corp.	7,881	43,574
	Kemira OYJ	109,715	2,480,472
	Kesko OYJ (KESKOA FH), Class A	29,734	555,239
	Kesko OYJ (KESKOB FH), Class B	152,063	2,750,622
*	Kojamo OYJ	11,495	113,683
	Kone OYJ, Class B	71,787	3,665,773
	Konecranes OYJ	46,376	3,239,516
	Lassila & Tikanoja OYJ	18,709	182,275
*	Lindex Group OYJ	64,118	199,437
	Mandatum OYJ	217,181	1,005,880
	Marimekko OYJ	14,474	214,354
	Metsa Board OYJ (METSB FH), Class B	51,427	392,954
	Metso OYJ	195,196	1,983,295
	Neste OYJ	67,588	1,364,117
	Nokia OYJ (NOKIA FH)	473,305	1,860,042
	Nokia OYJ (NOKIA FP)	143,713	563,538
	Nokian Renkaat OYJ	71,815	655,259
	Nordea Bank Abp (NDA FH)	563,529	6,594,267
	Nordea Bank Abp (NDA SS)	212,648	2,490,151
	Olvi OYJ, Class A	10,348	354,255
	Oma Saastopankki OYJ	7,569	113,800
	Oriola OYJ (OKDBV FH), Class B	85,995	90,197
	Orion OYJ (ORNAV FH), Class A	11,860	542,545
	Orion OYJ (ORNBV FH), Class B	44,894	2,062,197
	Outokumpu OYJ	115,144	415,152
	Pihlajalinna OYJ	14,918	158,187
	Ponsse OYJ	5,490	143,779
	Puuilo OYJ	29,241	321,158
*	QT Group OYJ	10,710	953,079
	Raisio OYJ, Class V	60,384	133,931
*	Rapala VMC OYJ	2,750	8,062
	Revenio Group OYJ	8,917	277,234
	Sampo OYJ, Class A	8,994	394,253
	Sanoma OYJ	77,160	570,436
	Scanfil OYJ	8,888	70,329
	Stora Enso OYJ, Class R	134,936	1,686,850
	Suominen OYJ	6,463	19,582
#	Taaleri PLC	8,324	74,480
#	Talenom OYJ	2,906	14,929
Ω	Terveystalo OYJ	78,602	876,812
	TietoEVRY OYJ	60,976	1,236,495
	Tokmanni Group Corp.	39,561	484,339

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene OYJ	76,071	$2,516,125
	Vaisala OYJ, Class A	9,903	488,323
	Valmet OYJ	57,181	1,619,402
	Wartsila OYJ Abp	19,117	395,050
#*	WithSecure OYJ	55,440	62,229
#	YIT OYJ	65,853	165,337
TOTAL FINLAND			57,767,885
FRANCE — (7.2%)
#	ABC arbitrage	18,897	82,476
	Accor SA	46,241	1,779,498
	Aeroports de Paris SA	371	48,744
	Air Liquide SA	17,550	3,202,146
	Airbus SE	10,855	1,642,650
	AKWEL SADIR	9,441	109,570
*	Alstom SA	45,149	884,586
	Altamir	17,275	469,216
	Alten SA	9,761	1,073,533
Ω	Amundi SA	17,468	1,274,826
	Arkema SA	46,135	4,163,354
	Assystem SA	1,977	104,867
#*	Atos SE	75,967	80,257
	Aubay	3,695	146,273
	AXA SA	26,408	927,180
#*	Axway Software SA	5,501	127,960
#*	Bastide le Confort Medical	3,259	71,132
	Beneteau SACA	34,560	336,933
	BioMerieux	1,920	202,611
	BNP Paribas SA	55,287	3,787,917
	Boiron SA	3,024	106,177
#	Bollore SE	104,584	651,016
#	Bonduelle SCA	11,674	80,980
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	130,446	4,503,778
#	Bureau Veritas SA	79,293	2,481,015
	Capgemini SE	5,436	1,079,173
	Carrefour SA	167,813	2,503,305
#	Catana Group	21,782	116,178
	CBo Territoria	13,564	51,568
*	Cegedim SA	6,789	95,163
	Cie de Saint-Gobain SA	46,317	3,973,338
	Cie des Alpes	9,445	135,240
	Cie Generale des Etablissements Michelin SCA	280,342	11,098,414
*	Claranova SE	6,701	12,664
#*	Clariane SE	132,236	260,373
	Coface SA	84,462	1,278,716
	Credit Agricole SA	82,436	1,251,004
	Danone SA	23,058	1,497,964
	Dassault Aviation SA	435	87,580
	Derichebourg SA	91,599	471,697
	Edenred SE	9,081	378,122
	Eiffage SA	49,878	4,963,944
*	Ekinops SAS	6,186	22,315
	Electricite de Strasbourg SA	88	10,005
*Ω	Elior Group SA	35,016	121,525
	Elis SA	172,867	3,997,608
	Engie SA	517,002	8,127,355
#	Equasens	2,015	104,910
	Eramet SA	3,227	274,098

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	EssilorLuxottica SA	5,425	$1,241,455
	Esso SA Francaise	1,610	253,292
	Etablissements Maurel et Prom SA	65,302	398,764
	Eurazeo SE	27,327	2,149,957
#*	Euroapi SA	2,044	8,248
	Eurofins Scientific SE	25,900	1,533,380
Ω	Euronext NV	19,555	1,977,068
#*	Eutelsat Communications SACA	69,377	358,557
*	Exclusive Networks SA	737	18,547
	Exel Industries SA, Class A	172	9,527
	Fnac Darty SA (0QSH LI)	2,700	81,178
	Fnac Darty SA (FNAC FP)	6,356	188,649
	Forvia SE (FRVIA FP)	147,869	1,731,980
	Gaztransport Et Technigaz SA	16,426	2,420,290
	Getlink SE	8,518	151,789
	GL Events SACA	7,559	154,973
	Groupe Crit SA	2,385	170,732
#	Guerbet	5,198	197,320
	Hermes International SCA	2,821	6,164,829
*	ID Logistics Group SACA	2,241	1,083,669
	Imerys SA	14,166	481,316
	Infotel SA	2,496	105,090
	Interparfums SA	2,800	142,290
	Ipsen SA	11,306	1,269,439
#	IPSOS SA	38,098	2,351,301
	Jacquet Metals SACA	6,865	113,135
*	JCDecaux SE	55,592	1,158,955
	Kaufman & Broad SA	10,010	342,328
	Kering SA	15,635	4,802,099
Ω	La Francaise des Jeux SAEM	40,542	1,572,978
	Laurent-Perrier	1,921	248,321
	Lectra	9,008	253,810
	Legrand SA	9,034	976,096
	Linedata Services	862	67,315
	LISI SA	9,353	257,508
	LNA Sante SA	5,091	141,421
	L'Oreal SA	3,396	1,468,591
*	Lumibird	654	7,284
	LVMH Moet Hennessy Louis Vuitton SE	30,586	21,574,208
#Ω	Maisons du Monde SA	13,138	52,118
	Manitou BF SA	9,491	219,528
	Mersen SA	20,247	701,812
	Metropole Television SA	23,951	312,633
Ω	Neoen SA	4,829	201,360
	Nexans SA	8,559	1,106,218
*	Nexity SA	3,563	40,158
	NRJ Group	20,985	182,718
	Oeneo SA	12,484	141,777
	Opmobility	51,525	540,185
	Orange SA (ORA FP)	1,286,762	14,279,539
#*	OVH Groupe SAS	11,975	77,252
*	Pierre Et Vacances SA	6,250	9,277
	Publicis Groupe SA (PUB FP)	27,802	2,902,430
	Quadient SA	19,747	391,719
*††	Recylex SA	4,720	0
	Renault SA	61,117	2,961,860
	Rexel SA	244,826	6,220,268
	Robertet SA	158	144,763
	Rubis SCA	14,303	447,962

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Safran SA	10,495	$2,305,674
	Samse SACA	314	56,766
	Sanofi SA (SAN FP)	41,580	4,286,585
	Sartorius Stedim Biotech	436	87,004
	Savencia SA	3,513	190,188
	Schneider Electric SE (0NWV LI)	1,883	456,412
	Schneider Electric SE (SU FP)	12,076	2,910,741
	SCOR SE	95,327	2,040,215
	SEB SA	14,616	1,462,592
	Seche Environnement SACA	4,299	469,166
	SES SA	301,233	1,628,838
*Ω	SMCP SA	16,936	40,186
#	Societe BIC SA	21,382	1,341,541
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	59,703
	Societe Generale SA	70,444	1,827,103
	Societe LDC SADIR	1,619	253,468
	Sodexo SA	5,058	479,029
*	SOITEC	401	51,669
	Sopra Steria Group	11,727	2,173,752
	SPIE SA	85,696	3,312,570
	Stef SA	3,556	516,071
	STMicroelectronics NV (STM FP)	33,324	1,101,786
#	STMicroelectronics NV (STM US)	74,479	2,514,411
	Sword Group	4,870	180,445
	Synergie SE	6,994	246,000
	Technip Energies NV	112,128	2,856,627
	Teleperformance SE	8,764	1,128,237
	Television Francaise 1 SA	39,072	343,802
	TFF Group	576	23,770
	Thales SA	9,175	1,458,398
	Thermador Groupe	4,498	371,196
#	Tikehau Capital SCA	11,998	303,566
	Totalenergies EP Gabon	554	95,574
	TotalEnergies SE (TTE FP)	638,736	43,093,149
	Trigano SA	7,260	851,259
*	Ubisoft Entertainment SA	69,954	1,437,094
	Valeo SE	206,482	2,359,503
*	Vallourec SACA	192,412	3,111,037
	Veolia Environnement SA (VIE FP)	49,093	1,542,193
Ω	Verallia SA	43,193	1,270,539
	Vetoquinol SA	2,062	224,867
	Vicat SACA	12,948	450,277
	VIEL & Cie SA	16,841	183,074
	Vinci SA	36,490	4,164,163
	Virbac SACA	1,818	692,064
	Viridien	6,575	341,114
	Vivendi SE	161,833	1,726,885
*	Voltalia SA	11,713	130,201
	Wavestone	2,523	146,570
*Ω	Worldline SA	4,920	55,827
*Ω	X-Fab Silicon Foundries SE	53,861	344,573
TOTAL FRANCE			257,509,694
GERMANY — (6.9%)
	1&1 AG	33,655	541,762
	7C Solarparken AG	40,533	103,038
#	Adesso SE	1,923	190,128
	adidas AG	14,650	3,671,250
	Adtran Networks SE	1,630	33,920

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	1,474	$91,780
#	Allgeier SE	3,364	64,055
	Allianz SE (ALV GR)	9,813	2,763,982
	AlzChem Group AG	2,409	133,156
	Amadeus Fire AG	3,048	313,200
*	Aroundtown SA	108,214	230,860
	Atoss Software SE	5,327	785,283
Ω	Aumann AG	4,798	74,858
	Aurubis AG	27,320	2,130,556
	BASF SE	259,203	12,067,750
*	Basler AG	4,706	50,120
	Bayer AG	637,467	18,965,081
	Bayerische Motoren Werke AG	59,818	5,548,067
#*	BayWa AG (BYW6 GR)	12,281	172,469
	Bechtle AG	41,971	1,854,849
Ω	Befesa SA	14,107	437,973
	Beiersdorf AG	801	116,263
	Bertrandt AG	4,242	123,053
#	Bijou Brigitte AG	3,561	136,537
	Bilfinger SE	19,633	1,100,729
#*	Borussia Dortmund GmbH & Co. KGaA	76,090	300,170
#*	BRANICKS Group AG	6,590	15,275
	Brenntag SE	66,131	4,704,315
Ω	Brockhaus Technologies AG	2,050	69,126
	CANCOM SE	23,554	841,213
	Carl Zeiss Meditec AG	309	21,140
*	Ceconomy AG	115,886	349,534
	CENIT AG	3,984	57,336
	Cewe Stiftung & Co. KGaA	4,963	531,385
	Commerzbank AG	306,138	4,990,803
	CompuGroup Medical SE & Co. KGaA	21,210	367,848
	Continental AG	50,952	3,123,551
*Ω	Covestro AG	48,264	2,841,246
	CTS Eventim AG & Co. KGaA	27,901	2,457,625
	Daimler Truck Holding AG	176,927	6,830,965
*Ω	Delivery Hero SE	188	4,183
	Dermapharm Holding SE	13,603	521,087
	Deutsche Bank AG (DB US)	290,872	4,525,968
	Deutsche Bank AG (DBK GR)	18,884	293,938
#	Deutsche Beteiligungs AG	9,791	261,474
	Deutsche Boerse AG	65,241	13,359,298
	Deutsche EuroShop AG	3,672	96,156
#	Deutsche Lufthansa AG	366,551	2,297,096
*Ω	Deutsche Pfandbriefbank AG	75,740	427,432
	Deutsche Post AG	222,441	9,922,099
	Deutsche Telekom AG (DTE GR)	655,468	17,145,393
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	153,657
	Deutsche Wohnen SE	2,961	58,805
	Deutz AG	81,056	466,858
	DMG Mori AG	388	18,519
#*	Dr Hoenle AG	2,767	52,482
	Draegerwerk AG & Co. KGaA	2,155	107,092
	Duerr AG	35,604	783,095
Ω	DWS Group GmbH & Co. KGaA	26,592	1,005,617
	E.ON SE	145,395	2,038,891
	Eckert & Ziegler SE	7,772	363,740
	EDAG Engineering Group AG	7,558	87,094
#	Elmos Semiconductor SE	7,448	608,805
	ElringKlinger AG	36,707	192,007

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Encavis AG	68,972	$1,292,707
	Energiekontor AG	3,970	279,267
	Evonik Industries AG	75,704	1,533,135
*	Evotec SE	18,134	170,869
	Fabasoft AG	2,313	40,909
	Fielmann Group AG	11,144	504,543
	flatexDEGIRO AG	1,329	18,768
#*	Fraport AG Frankfurt Airport Services Worldwide	29,465	1,496,330
	Freenet AG	99,725	2,759,598
	Fresenius Medical Care AG (FME GR)	50,967	1,966,707
*	Fresenius SE & Co. KGaA	41,103	1,472,752
	Friedrich Vorwerk Group SE	3,081	66,130
	FUCHS SE	12,719	441,191
	GEA Group AG	75,384	3,328,615
	Gerresheimer AG	30,386	3,141,526
	Gesco SE	7,358	113,045
	GFT Technologies SE	20,390	523,606
*	Grand City Properties SA	8,334	98,241
#	Grenke AG	15,148	467,767
	H&R GmbH & Co. KGaA	9,526	41,916
	Hamburger Hafen und Logistik AG	5,898	98,935
	Hannover Rueck SE	4,287	1,064,421
#Ω	Hapag-Lloyd AG	2,969	527,128
	Hawesko Holding SE	1,608	46,445
	Heidelberg Materials AG	72,839	7,588,307
*	Heidelberger Druckmaschinen AG	205,631	251,017
	Hella GmbH & Co. KGaA	3,390	320,428
*	HelloFresh SE	159,800	998,230
	Henkel AG & Co. KGaA	7,935	614,827
	Hensoldt AG	17,351	642,007
*	Highlight Communications AG	83	161
	HOCHTIEF AG	10,531	1,252,041
	Hornbach Holding AG & Co. KGaA	10,855	889,724
#	Hugo Boss AG	68,543	2,723,931
	Indus Holding AG	14,157	342,970
	Infineon Technologies AG (IFNNY US), ADR	25,149	878,706
	Infineon Technologies AG (IFX GR)	195,056	6,775,882
	Init Innovation in Traffic Systems SE	4,242	185,905
Ω	Instone Real Estate Group SE	21,110	215,620
	IVU Traffic Technologies AG	4,837	72,986
	Jenoptik AG	37,872	1,079,796
Ω	JOST Werke SE	14,145	639,376
	K&S AG	87,825	1,131,419
	KION Group AG	70,638	2,793,721
	Kloeckner & Co. SE	10,732	59,208
#	Knaus Tabbert AG	5,238	175,694
	Knorr-Bremse AG	19,313	1,553,071
*	Koenig & Bauer AG	7,483	101,137
	Kontron AG	17,903	379,314
	Krones AG	12,389	1,676,158
	KSB SE & Co. KGaA	83	60,626
	KWS Saat SE & Co. KGaA	7,847	544,600
	Lanxess AG	15,926	415,774
	LEG Immobilien SE	11,811	1,030,291
	Leifheit AG	5,800	108,622
*	MAX Automation SE	1,669	10,982
*	Medios AG	10,427	203,108
	Mercedes-Benz Group AG	130,535	8,628,941
	Merck KGaA	1,613	288,198

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	METRO AG	101,721	$463,206
*	Mister Spex SE	10,182	30,706
	MLP SE	69,864	443,376
	MTU Aero Engines AG	1,912	541,409
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	2,468,534
	Mutares SE & Co. KGaA	16,747	579,652
*	Nagarro SE	4,866	423,154
	Nemetschek SE	17,287	1,651,187
	New Work SE	1,591	113,614
	Nexus AG	2,509	150,450
	Norma Group SE	18,147	337,161
	OHB SE	5,091	241,297
	Patrizia SE	20,053	157,966
	Pfeiffer Vacuum Technology AG	2,201	375,344
#	PNE AG	12,521	199,070
	ProCredit Holding AG	23,774	218,385
	ProSiebenSat.1 Media SE	70,381	482,837
*	PSI Software SE	1,081	24,919
	Puma SE (PUM GR)	62,532	3,103,032
*	PVA TePla AG	19,538	305,250
	PWO AG	1,001	31,458
*	q.beyond AG	82,942	76,476
*	R Stahl AG	1,041	20,735
	Rational AG	1,360	1,190,513
	Rheinmetall AG	10,704	5,830,001
	RTL Group SA	5,394	169,879
	RWE AG	48,169	1,797,710
	SAF-Holland SE	27,426	561,054
	Salzgitter AG	6,973	125,027
Ω	Scout24 SE	4,867	384,772
	Secunet Security Networks AG	917	121,285
#*	SGL Carbon SE	26,525	178,146
	Siemens AG (SIE GR)	34,809	6,373,423
*	Siemens Energy AG	12,852	373,203
Ω	Siemens Healthineers AG	13,249	710,135
	Siltronic AG	9,611	783,819
	Sixt SE	10,678	745,066
#	SMA Solar Technology AG	19,587	526,796
	Stabilus SE	13,125	642,279
	Stemmer Imaging AG	603	31,390
	Stroeer SE & Co. KGaA	14,983	1,013,007
	Suedzucker AG	81,274	1,070,635
	SUSS MicroTec SE	6,708	455,516
	Symrise AG	1,250	157,539
*	TAG Immobilien AG	37,849	570,223
	Takkt AG	28,687	332,412
*	Talanx AG	14,665	1,114,121
*Ω	TeamViewer SE	96,732	1,304,618
	Technotrans SE	3,475	62,213
	thyssenkrupp AG	497,374	1,904,444
*	TUI AG	129,053	832,242
	United Internet AG	72,149	1,600,207
#	Verbio SE	16,076	302,241
	Volkswagen AG	3,692	435,616
	Vossloh AG	7,999	425,235
	Wacker Chemie AG	8,763	875,852
	Wacker Neuson SE	28,793	448,187
	Washtec AG	6,118	244,955
*	Westwing Group SE	2,817	22,953

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	14,659	$197,959
	Zeal Network SE	2,644	102,408
TOTAL GERMANY			246,576,665
HONG KONG — (1.3%)
*	Aceso Life Science Group Ltd.	965,933	14,558
*	Acme International Holdings Ltd.	40,000	10,162
	Aeon Credit Service Asia Co. Ltd.	74,000	53,975
	AIA Group Ltd.	478,000	3,197,273
*	Allied Group Ltd.	236,000	44,461
	APAC Resources Ltd.	230,903	29,527
	Asia Financial Holdings Ltd.	136,000	62,306
	ASMPT Ltd.	103,400	1,081,105
	Associated International Hotels Ltd.	10,000	6,553
	Bank of East Asia Ltd.	748,975	944,672
	BOC Hong Kong Holdings Ltd.	343,500	999,352
	Bright Smart Securities & Commodities Group Ltd.	650,000	158,188
Ω	Budweiser Brewing Co. APAC Ltd.	53,400	64,841
	Cafe de Coral Holdings Ltd.	284,000	292,557
#	Cathay Pacific Airways Ltd.	814,000	850,432
	Chevalier International Holdings Ltd.	30,055	16,284
*	Chi Kan Holdings Ltd.	28,000	8,704
*	China Best Group Holding Ltd.	83,400	1,114
*	China Energy Development Holdings Ltd.	4,676,000	47,862
*	China Star Entertainment Ltd.	1,612,000	103,697
*	Chinese Estates Holdings Ltd.	410,000	66,505
	Chow Sang Sang Holdings International Ltd.	333,000	282,839
	Chow Tai Fook Jewellery Group Ltd.	379,600	344,745
	CITIC Telecom International Holdings Ltd.	1,393,000	371,194
	CK Asset Holdings Ltd.	73,152	279,519
	CK Hutchison Holdings Ltd.	76,460	399,435
	CK Infrastructure Holdings Ltd.	9,500	63,363
*	CK Life Sciences International Holdings, Inc.	258,000	11,224
	CLP Holdings Ltd.	33,000	283,226
#*	C-Mer Medical Holdings Ltd.	288,000	96,507
#††	Convoy, Inc.	5,166,000	20,696
*	Cowell e Holdings, Inc.	53,000	145,373
Ω	Crystal International Group Ltd.	519,000	227,563
*	CSC Holdings Ltd.	6,810,000	20,988
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	258,595	204,780
	Dah Sing Financial Holdings Ltd.	111,066	290,560
	Dickson Concepts International Ltd.	83,500	56,929
	Dynamic Holdings Ltd.	14,000	13,249
	Eagle Nice International Holdings Ltd.	242,000	142,192
#	EC Healthcare	458,000	61,523
††	EcoGreen International Group Ltd.	234,000	10,671
	Emperor Watch & Jewellery Ltd.	1,020,000	20,360
*	Energy International Investments Holdings Ltd.	504,000	28,741
*	ENM Holdings Ltd.	992,000	38,386
Ω	ESR Group Ltd.	855,000	1,292,617
*	Eternity Investment Ltd.	290,000	2,727
	Fairwood Holdings Ltd.	59,500	55,378
	Far East Consortium International Ltd.	1,090,938	156,416
	First Pacific Co. Ltd.	1,953,200	869,331
*Ω	FIT Hon Teng Ltd.	1,277,000	441,257
*Ω	Fosun Tourism Group	187,600	90,652
*Ω	Frontage Holdings Corp.	286,000	27,499
	FSE Lifestyle Services Ltd.	75,000	52,488

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	10,000	$42,039
	Get Nice Financial Group Ltd.	152,150	13,127
	Giordano International Ltd.	984,000	198,975
	Glorious Sun Enterprises Ltd.	447,000	56,657
#††	Gold Fin Holdings	204,000	0
	Great Eagle Holdings Ltd.	158,003	215,715
	G-Resources Group Ltd.	229,930	69,123
	Guoco Group Ltd.	19,000	158,032
	Guotai Junan International Holdings Ltd.	2,101,000	179,766
	Hang Lung Group Ltd.	362,000	396,706
	Hang Lung Properties Ltd.	37,000	27,132
	Hang Seng Bank Ltd.	28,900	353,904
	Hanison Construction Holdings Ltd.	249,459	13,732
*	Harbour Centre Development Ltd.	53,000	34,992
	Henderson Land Development Co. Ltd.	88,575	248,791
	HK Electric Investments & HK Electric Investments Ltd.	253,288	171,515
	HKBN Ltd.	322,500	102,151
	HKR International Ltd.	397,188	59,969
	HKT Trust & HKT Ltd.	1,262,000	1,528,487
	Hong Kong & China Gas Co. Ltd.	270,735	220,615
	Hong Kong Exchanges & Clearing Ltd.	74,500	2,197,528
	Hong Kong Ferry Holdings Co. Ltd.	112,000	60,727
*	Hong Kong Technology Venture Co. Ltd.	484,000	110,357
	Hongkong & Shanghai Hotels Ltd.	413,220	281,085
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,232,000	159,270
	Hysan Development Co. Ltd.	34,000	46,563
Ω	Impro Precision Industries Ltd.	172,000	44,366
*	IPE Group Ltd.	365,000	22,429
	Johnson Electric Holdings Ltd.	369,085	510,295
	K Wah International Holdings Ltd.	725,000	162,245
*	Kader Holdings Co. Ltd.	104,000	3,994
	Kerry Logistics Network Ltd.	287,750	251,728
	Kerry Properties Ltd.	270,500	460,833
	Kowloon Development Co. Ltd.	307,504	172,748
	KRP Development Holdings Ltd.	99,000	7,850
*	Lai Sun Garment International Ltd.	45,334	3,866
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	59,608
	Liu Chong Hing Investment Ltd.	128,000	72,683
	L'Occitane International SA	277,750	1,202,433
	Luk Fook Holdings International Ltd.	112,000	220,281
	Man Wah Holdings Ltd.	986,800	582,016
	MGM China Holdings Ltd.	39,200	57,195
	Miramar Hotel & Investment	176,000	210,493
	Modern Dental Group Ltd.	285,000	156,226
#*	Mongolian Mining Corp.	810,000	864,429
	MTR Corp. Ltd.	12,216	39,520
*	NagaCorp Ltd.	675,784	325,666
*††	National United Resources Holdings Ltd.	35,000	177
*	New Focus Auto Tech Holdings Ltd.	1,452,000	12,290
#	New World Development Co. Ltd.	239,644	223,407
*††	NewOcean Energy Holdings Ltd.	788,000	0
	Nissin Foods Co. Ltd.	135,000	78,689
	NWS Holdings Ltd.	1,254,830	1,123,844
	Oriental Watch Holdings	350,368	150,160
*	Oshidori International Holdings Ltd.	2,790,000	41,794
	Pacific Basin Shipping Ltd.	3,329,000	999,556
	Pacific Textiles Holdings Ltd.	620,000	133,388
	PAX Global Technology Ltd.	253,000	141,956
	PC Partner Group Ltd.	160,000	86,257

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	PCCW Ltd.	1,719,415	$891,474
	Pentamaster International Ltd.	234,000	19,173
	Perfect Medical Health Management Ltd.	244,000	79,011
	Pico Far East Holdings Ltd.	574,000	126,371
	Plover Bay Technologies Ltd.	144,000	77,173
	PRADA SpA	78,000	562,330
*	Public Financial Holdings Ltd.	292,000	41,187
*	Realord Group Holdings Ltd.	46,000	31,498
*	Regal Hotels International Holdings Ltd.	240,000	87,707
Ω	Regina Miracle International Holdings Ltd.	210,000	58,027
#*	Sa Sa International Holdings Ltd.	836,000	78,036
Ω	Samsonite International SA	462,000	1,332,290
*	Sands China Ltd.	53,200	99,731
	SAS Dragon Holdings Ltd.	294,000	142,965
	SEA Holdings Ltd.	24,968	4,847
*	Shandong Hi-Speed Holdings Group Ltd.	64,000	46,889
	Shangri-La Asia Ltd.	861,666	604,112
*	Shun Ho Property Investments Ltd.	13,497	1,279
*	Shun Tak Holdings Ltd.	1,085,249	107,145
	Singamas Container Holdings Ltd.	1,084,000	104,258
	Sino Land Co. Ltd.	384,451	397,660
	SITC International Holdings Co. Ltd.	793,000	1,769,799
	SmarTone Telecommunications Holdings Ltd.	304,166	145,944
#*	Solomon Systech International Ltd.	1,188,000	43,387
	Soundwill Holdings Ltd.	69,000	49,436
*	South China Holdings Co. Ltd.	880,000	4,735
	Stella International Holdings Ltd.	337,000	561,719
	Sun Hung Kai & Co. Ltd.	472,341	162,602
	Sun Hung Kai Properties Ltd.	31,282	270,856
	SUNeVision Holdings Ltd.	620,000	217,964
	Swire Pacific Ltd. (19 HK), Class A	149,500	1,289,703
	Swire Pacific Ltd. (87 HK), Class B	157,500	204,131
#	TAI Cheung Holdings Ltd.	214,000	86,294
	Techtronic Industries Co. Ltd.	117,000	1,498,383
*	Television Broadcasts Ltd.	213,900	86,468
*	Texhong International Group Ltd.	254,500	130,175
	Texwinca Holdings Ltd.	644,000	77,457
#	Theme International Holdings Ltd.	4,000,000	230,688
#*	Tongda Group Holdings Ltd.	3,530,000	36,126
	Town Health International Medical Group Ltd.	1,265,899	43,685
	Tradelink Electronic Commerce Ltd.	264,000	29,748
	Transport International Holdings Ltd.	147,048	173,637
	Tycoon Group Holdings Ltd.	48,000	23,430
	United Laboratories International Holdings Ltd.	1,027,000	1,179,789
*††	Untrade.Genting Hk	436,000	0
	Value Partners Group Ltd.	608,000	120,726
	Vesync Co. Ltd.	205,000	109,006
	Vitasoy International Holdings Ltd.	36,000	25,827
	Viva Goods Company Ltd.	112,000	8,310
	VSTECS Holdings Ltd.	745,200	409,896
	VTech Holdings Ltd.	106,700	701,987
Ω	WH Group Ltd.	2,582,568	1,678,782
	Wharf Real Estate Investment Co. Ltd.	25,000	61,460
	Wing On Co. International Ltd.	30,000	45,861
	Wing Tai Properties Ltd.	154,000	40,395
#	Wynn Macau Ltd.	57,200	42,253
*	Xingye Alloy Materials Group Ltd.	121,000	16,132
#	Xinyi Glass Holdings Ltd.	696,719	735,985
	Yue Yuen Industrial Holdings Ltd.	624,000	1,018,633

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	$18,576
TOTAL HONG KONG			48,069,084
IRELAND — (0.7%)
	AIB Group PLC	702,702	4,030,758
	Bank of Ireland Group PLC	642,405	7,275,192
	Cairn Homes PLC	379,890	777,390
	Dalata Hotel Group PLC	164,527	732,468
	FBD Holdings PLC (FBD ID)	17,566	240,743
*	Flutter Entertainment PLC	3,145	622,101
	Glanbia PLC (GLB ID)	154,566	3,091,174
*Ω	Glenveagh Properties PLC	445,099	662,994
	Irish Continental Group PLC (IR5B ID)	91,472	532,523
	Kerry Group PLC (KYGA ID), Class A	2,155	201,483
	Kingspan Group PLC (KSP ID)	31,657	2,961,961
*	Permanent TSB Group Holdings PLC	44,764	74,837
	Smurfit WestRock PLC	108,040	4,844,514
TOTAL IRELAND			26,048,138
ISRAEL — (0.7%)
*	Adgar Investment & Development Ltd.	10,959	12,555
*	AFI Properties Ltd.	2,858	121,619
*	Airport City Ltd.	5,279	72,951
	Alony Hetz Properties & Investments Ltd.	10,925	72,923
*	Alrov Properties & Lodgings Ltd.	3,510	126,638
*	Amos Luzon Development & Energy Group Ltd.	28,031	16,515
#	Arad Ltd.	9,108	111,075
*	Argo Properties NV	2,040	44,812
	Ashdod Refinery Ltd.	6,575	98,339
#*	Ashtrom Group Ltd.	11,402	143,157
	AudioCodes Ltd. (AUDC US)	5,277	59,630
	Automatic Bank Services Ltd.	13,786	55,424
*	Azorim-Investment Development & Construction Co. Ltd.	30,582	138,437
	Azrieli Group Ltd.	946	58,063
	Bank Hapoalim BM	142,714	1,309,591
	Bank Leumi Le-Israel BM	199,102	1,715,759
	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	208,773
	Bezeq The Israeli Telecommunication Corp. Ltd.	439,061	497,683
	Blue Square Real Estate Ltd.	1,129	77,466
*	Brack Capital Properties NV	528	37,886
*	Brainsway Ltd. (BWAY IT)	4,176	14,932
*	Brainsway Ltd. (BWAY US), ADR	2,827	20,467
	Carasso Motors Ltd.	28,815	143,840
*	Cellcom Israel Ltd. (CEL IT)	40,394	152,593
*	Cellcom Israel Ltd. (CELJF US)	44,794	171,337
*	Clal Insurance Enterprises Holdings Ltd.	46,879	714,156
*	Compugen Ltd.	23,339	40,941
	Danel Adir Yeoshua Ltd.	3,169	259,771
	Danya Cebus Ltd.	1,721	37,739
	Delek Group Ltd.	6,458	668,373
	Delta Galil Ltd.	7,436	330,258
	Delta Israel Brands Ltd.	643	10,255
	Diplomat Holdings Ltd.	6,604	53,893
#	Direct Finance of Direct Group 2006 Ltd.	488	72,403
*	Dor Alon Energy in Israel 1988 Ltd.	3,031	59,627
*	Duniec Brothers Ltd.	1,023	51,503
#*	El Al Israel Airlines	43,385	57,310
#*	Electra Consumer Products 1970 Ltd.	5,832	112,578

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Ltd.	594	$217,702
#	Electra Real Estate Ltd.	6,279	60,869
#*	Ellomay Capital Ltd.	2,696	32,630
*	Enlight Renewable Energy Ltd. (ENLT US)	623	9,600
*	Equital Ltd.	19,006	548,139
*	Fattal Holdings 1998 Ltd.	2,508	265,323
	First International Bank Of Israel Ltd.	9,251	372,973
	FMS Enterprises Migun Ltd.	2,031	70,223
	Formula Systems 1985 Ltd. (FORTY IT)	4,876	379,894
	Fox Wizel Ltd.	5,215	342,133
	Gav-Yam Lands Corp. Ltd.	9,344	67,278
*	Gilat Satellite Networks Ltd.	9,260	42,299
*	Hagag Group Real Estate Development	6,695	27,050
	Harel Insurance Investments & Financial Services Ltd.	102,513	920,821
	Hilan Ltd.	8,673	466,209
	ICL Group Ltd.	13,230	55,382
	IDI Insurance Co. Ltd.	7,368	210,149
*	IES Holdings Ltd.	1,817	100,428
	Ilex Medical Ltd.	3,543	65,561
	Inrom Construction Industries Ltd.	85,844	240,401
#	Isracard Ltd.	153,720	534,597
	Israel Canada T.R Ltd.	22,266	78,624
	Israel Discount Bank Ltd., Class A	243,937	1,245,302
#*	Israel Land Development Co. Ltd.	6,506	47,948
#	Israel Shipyards Industries Ltd.	4,491	70,768
	Isras Investment Co. Ltd.	966	175,557
#*	Issta Ltd.	5,742	99,412
*	Kamada Ltd. (KMDA IT)	8,369	46,808
*	Kamada Ltd. (KMDA US)	6,970	39,381
	Kardan Real Estate Enterprise & Development Ltd.	33,812	40,053
	Kenon Holdings Ltd.	6,634	168,368
	Kerur Holdings Ltd.	2,708	46,524
	Kvutzat Acro Ltd.	6,982	73,857
	Lahav L.R. Real Estate Ltd.	14,754	12,579
	Lapidoth Capital Ltd.	1,432	19,691
#	Levinstein Properties Ltd.	817	12,542
	M Yochananof & Sons Ltd.	2,505	124,272
	Magic Software Enterprises Ltd. (MGIC IT)	16,267	172,472
	Malam - Team Ltd.	5,570	83,430
	Matrix IT Ltd.	9,607	187,457
	Max Stock Ltd.	45,083	103,247
#	Maytronics Ltd.	18,754	77,129
	Mediterranean Towers Ltd.	62,759	125,806
	Mega Or Holdings Ltd.	3,767	94,390
#	Meitav Investment House Ltd.	36,615	161,678
	MENIF - Financial Services Ltd.	17,757	54,612
	Menora Mivtachim Holdings Ltd.	20,160	517,086
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	73,751
	Migdal Insurance & Financial Holdings Ltd.	202,108	239,847
	Mivne Real Estate KD Ltd.	5,056	11,661
#	Mivtach Shamir Holdings Ltd.	4,132	166,688
	Mizrahi Tefahot Bank Ltd.	10,323	372,523
#*	Naphtha Israel Petroleum Corp. Ltd.	4,238	23,617
	Nawi Group Ltd.	13,598	98,577
#*	Nayax Ltd.	1,083	23,748
*	Neto Malinda Trading Ltd.	4,596	71,644
	Next Vision Stabilized Systems Ltd.	22,505	271,391
*	Nova Ltd. (NVMI IT)	1,569	315,262
	Novolog Ltd.	212,317	77,926

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Oil Refineries Ltd.	2,165,670	$520,758
	One Software Technologies Ltd.	18,005	225,319
*	OPC Energy Ltd.	5,311	37,879
	Palram Industries 1990 Ltd.	10,377	150,478
*	Partner Communications Co. Ltd.	93,119	385,042
	Paz Oil Co. Ltd.	8,076	763,099
*	Perion Network Ltd.	5,120	41,794
	Phoenix Holdings Ltd.	42,601	411,638
	Plasson Industries Ltd.	1,979	70,065
#	Polyram Plastic Industries Ltd.	24,917	68,744
	Prashkovsky Investments & Construction Ltd.	792	16,783
*	Priortech Ltd.	264	13,768
	Qualitau Ltd.	1,268	47,289
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,218	233,584
*	Rani Zim Shopping Centers Ltd.	26,154	19,521
	Retailors Ltd.	7,333	113,410
*	Scope Metals Group Ltd.	6,451	186,939
*	Shapir Engineering & Industry Ltd.	3,278	18,226
	Shufersal Ltd.	55,237	374,073
	Summit Real Estate Holdings Ltd.	29,228	346,108
	Tadiran Group Ltd.	2,028	101,378
Ω	Tamar Petroleum Ltd.	46,271	233,695
*	TAT Technologies Ltd.	2,101	29,067
	Tel Aviv Stock Exchange Ltd.	679	5,394
#	Telsys Ltd.	1,646	82,004
*	Tera Light Ltd.	18,659	32,043
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	2,532	43,527
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	169,842	2,960,346
	Tiv Taam Holdings 1 Ltd.	45,138	65,378
*	Tower Semiconductor Ltd. (TSEM IT)	377	15,191
	Victory Supermarket Chain Ltd.	3,715	39,897
	YD More Investments Ltd.	4,749	10,703
	YH Dimri Construction & Development Ltd.	233	18,478
TOTAL ISRAEL			26,288,182
ITALY — (2.3%)
	A2A SpA	1,053,396	2,231,167
	Abitare In SpA	7,323	35,196
	ACEA SpA	23,610	409,621
	Amplifon SpA	52,005	1,651,699
Ω	Anima Holding SpA	6,251	32,871
	Arnoldo Mondadori Editore SpA	109,582	310,175
	Ascopiave SpA	28,986	77,914
	Azimut Holding SpA	58,990	1,478,044
	Banca Generali SpA	25,451	1,107,538
	Banca IFIS SpA	21,001	493,008
	Banca Mediolanum SpA	64,894	766,158
	Banca Monte dei Paschi di Siena SpA	459,257	2,506,100
	Banca Popolare di Sondrio SpA	303,191	2,310,659
	Banca Profilo SpA	193,938	44,496
Ω	Banca Sistema SpA	21,210	36,212
	Banco BPM SpA	616,134	4,265,909
	Banco di Desio e della Brianza SpA	26,638	144,806
Ω	BFF Bank SpA	83,962	949,077
	Biesse SpA	1,204	12,403
	BPER Banca SpA	685,442	4,010,543
	Brunello Cucinelli SpA	17,481	1,632,852
	Buzzi SpA	20,804	815,623
	Cairo Communication SpA	52,260	133,427

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Carel Industries SpA	537	$9,918
	Cembre SpA	1,153	44,982
	Cementir Holding NV	19,171	216,200
*	CIR SpA-Compagnie Industriali	636,135	405,230
	Credito Emiliano SpA	87,133	953,816
	d'Amico International Shipping SA	59,482	449,985
	Danieli & C Officine Meccaniche SpA (DANR IM)	16,764	483,282
	Datalogic SpA	7,404	44,234
	De' Longhi SpA	3,879	122,267
	Digital Value SpA	477	28,392
#*Ω	doValue SpA	33,180	69,414
	Emak SpA	62,789	68,954
	Enel SpA	1,243,802	8,879,717
	Eni SpA (ENI IM)	212,617	3,401,828
*	Esprinet SpA	28,498	151,493
	Ferrari NV (RACE US)	1,734	716,159
	Fiera Milano SpA	17,420	70,919
	Fila SpA	20,287	195,877
	FinecoBank Banca Fineco SpA	36,826	625,166
	FNM SpA	128,567	62,424
*	Garofalo Health Care SpA	10,264	58,631
	Gefran SpA	3,892	35,715
	Generali	16,961	439,002
	GPI SpA	1,425	18,973
	Hera SpA	270,348	989,202
	IMMSI SpA	149,021	91,770
Ω	Infrastrutture Wireless Italiane SpA	30,353	337,744
	Intesa Sanpaolo SpA	573,096	2,327,245
	Iren SpA	110,577	225,007
	Italgas SpA	70,493	376,938
	Italian Sea Group SpA	4,840	47,699
	Italmobiliare SpA	12,060	390,968
	Iveco Group NV	165,582	1,700,383
	IVS Group SA	6,008	46,572
	Leonardo SpA	41,848	997,044
	Maire SpA	127,750	1,013,668
	Mediobanca Banca di Credito Finanziario SpA	130,378	2,116,457
	MFE-MediaForEurope NV (MFEA IM), Class A	143,415	488,579
	Moltiply Group SpA	11,449	453,017
	Moncler SpA	8,691	518,210
*	Newlat Food SpA	10,349	135,496
*Ω	Nexi SpA	154,612	948,959
	Orsero SpA	7,084	95,222
Ω	OVS SpA	206,616	584,492
	Pharmanutra SpA	1,886	96,689
	Piaggio & C SpA	240,865	663,487
Ω	Pirelli & C SpA	220,920	1,383,022
Ω	Poste Italiane SpA	125,930	1,704,783
	Prysmian SpA	25,242	1,735,248
Ω	RAI Way SpA	55,432	298,835
	Recordati Industria Chimica e Farmaceutica SpA	15,925	867,007
	Reply SpA	7,041	999,440
	Rizzoli Corriere Della Sera Mediagroup SpA	95,620	80,847
	Sabaf SpA	3,304	63,282
*	Safilo Group SpA	14,771	16,682
*	Saipem SpA	147,490	350,382
	Salcef Group SpA	701	19,373
	Salvatore Ferragamo SpA	9,865	86,021
	Sanlorenzo SpA	5,518	224,667

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Sesa SpA	4,663	$512,398
	Snam SpA	55,023	262,934
#	Sogefi SpA	60,694	131,244
	SOL SpA	26,480	990,169
	Spaxs SpA	22,248	114,043
	Stellantis NV	83,373	1,391,495
	Stellantis NV (STLAM IM)	247,465	4,123,771
	Tamburi Investment Partners SpA	41,568	419,138
Ω	Technogym SpA	56,106	550,256
*	Telecom Italia SpA (TIT IM)	2,241,270	549,363
*	Telecom Italia SpA (TITR IM)	1,154,902	312,616
	Tenaris SA (TS US), ADR	6,714	213,774
	Terna - Rete Elettrica Nazionale	83,800	697,824
*	Tessellis SpA	24,672	13,811
*	TREVI - Finanziaria Industriale SpA	139,449	51,132
	TXT e-solutions SpA	872	24,850
	UniCredit SpA	109,555	4,499,927
Ω	Unieuro SpA	9,160	113,718
	Unipol Gruppo SpA	171,964	1,852,802
	Webuild SpA	110,227	288,558
	Wiit SpA	6,589	160,418
	Zignago Vetro SpA	14,273	175,177
TOTAL ITALY			82,932,054
JAPAN — (24.2%)
	&Do Holdings Co. Ltd.	9,100	64,951
	77 Bank Ltd.	44,800	1,398,619
	A&D HOLON Holdings Co. Ltd.	22,300	413,135
	AB&Company Co. Ltd.	7,300	46,119
	Abalance Corp.	2,000	14,397
	ABC-Mart, Inc.	3,900	76,876
	Achilles Corp.	9,100	94,571
	Acom Co. Ltd.	127,800	368,000
	AD Works Group Co. Ltd.	36,760	56,141
#	Adastria Co. Ltd.	15,460	344,130
	ADEKA Corp.	71,300	1,513,688
	Ad-sol Nissin Corp.	5,100	64,549
#	Adtec Plasma Technology Co. Ltd.	3,600	46,654
	Advan Group Co. Ltd.	13,700	84,439
	Advantest Corp.	16,000	708,182
	Adways, Inc.	7,600	19,484
	Aeon Co. Ltd.	140,719	3,210,727
	Aeon Delight Co. Ltd.	11,500	299,706
#	Aeon Fantasy Co. Ltd.	5,700	96,456
#	AEON Financial Service Co. Ltd.	56,686	520,389
	Aeon Hokkaido Corp.	20,200	123,473
	Aeon Kyushu Co. Ltd.	2,200	44,041
	Aeon Mall Co. Ltd.	10,300	141,215
	AFC-HD AMS Life Science Co. Ltd.	6,200	37,635
	AGC, Inc.	61,500	2,201,069
#	Agro-Kanesho Co. Ltd.	7,300	57,936
	Ahresty Corp.	17,600	86,120
	Ai Holdings Corp.	1,500	25,075
	Aica Kogyo Co. Ltd.	17,300	400,382
	Aichi Corp.	23,700	199,764
	Aichi Financial Group, Inc.	9,639	173,986
	Aichi Steel Corp.	14,900	338,721
	Aichi Tokei Denki Co. Ltd.	7,400	112,796
	Aida Engineering Ltd.	27,578	156,744

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Aidma Holdings, Inc.	2,900	$30,187
	Aiful Corp.	232,800	603,358
	Ain Holdings, Inc.	9,471	364,125
	Aiphone Co. Ltd.	8,300	168,891
	Air Water, Inc.	99,200	1,457,354
	Airport Facilities Co. Ltd.	15,000	60,050
	Airtech Japan Ltd.	3,500	28,770
#	Airtrip Corp.	10,700	100,532
	Aisan Industry Co. Ltd.	30,300	305,943
	Aisin Corp.	51,406	1,734,232
	AIT Corp.	5,900	76,030
	Aizawa Securities Group Co. Ltd.	15,400	244,555
	Ajinomoto Co., Inc.	47,300	1,948,062
	Ajis Co. Ltd.	2,000	32,041
	Akatsuki Corp.	17,800	58,987
	Akatsuki, Inc.	2,500	39,332
*	Akebono Brake Industry Co. Ltd.	92,800	93,729
	Akita Bank Ltd.	6,400	108,770
	Albis Co. Ltd.	5,800	111,549
	Alconix Corp.	21,900	216,160
	Alfresa Holdings Corp.	35,700	557,719
	Alinco, Inc.	10,600	75,154
#	Alleanza Holdings Co. Ltd.	12,500	95,666
	Almado, Inc.	1,600	13,265
	Alpen Co. Ltd.	8,400	123,556
	Alpha Corp.	6,300	57,350
	Alpha Systems, Inc.	5,400	109,047
	Alps Alpine Co. Ltd.	170,515	1,807,193
	Alps Logistics Co. Ltd.	7,600	289,269
	Altech Corp.	10,820	193,154
	Amada Co. Ltd.	122,700	1,440,980
	Amano Corp.	19,000	481,688
	Amuse, Inc.	7,300	78,261
#	Amvis Holdings, Inc.	17,600	306,421
	ANA Holdings, Inc.	5,700	109,028
#	Anabuki Kosan, Inc.	4,600	64,885
	Anest Iwata Corp.	27,400	269,191
*	Anrakutei Co. Ltd.	300	14,301
	Anritsu Corp.	4,700	40,338
	AOI Electronics Co. Ltd.	2,000	35,754
	AOKI Holdings, Inc.	29,378	268,517
	Aoyama Trading Co. Ltd.	25,281	258,741
	Aoyama Zaisan Networks Co. Ltd.	21,200	213,709
#	Aozora Bank Ltd.	28,816	479,052
	Arakawa Chemical Industries Ltd.	9,400	74,398
	Arata Corp.	19,766	470,834
	Araya Industrial Co. Ltd.	3,200	111,566
	ARCLANDS Corp.	36,583	444,360
	Arcs Co. Ltd.	33,896	615,853
	ARE Holdings, Inc.	48,100	658,100
	Arealink Co. Ltd.	14,854	171,799
*	Arent, Inc.	1,100	38,619
	Argo Graphics, Inc.	12,600	429,383
	Arisawa Manufacturing Co. Ltd.	14,000	146,020
	Artience Co. Ltd.	17,400	367,942
	Artnature, Inc.	11,600	64,624
	Asahi Co. Ltd.	14,944	147,852
	Asahi Diamond Industrial Co. Ltd.	44,743	284,020
	Asahi Group Holdings Ltd.	24,400	898,242

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	12,400	$196,574
	Asahi Kasei Corp.	398,100	2,870,804
	Asahi Kogyosha Co. Ltd.	15,600	139,059
	Asahi Net, Inc.	11,000	48,944
	Asahi Printing Co. Ltd.	3,400	21,879
	Asahi Yukizai Corp.	12,400	396,891
	Asanuma Corp.	80,000	414,608
	Ashimori Industry Co. Ltd.	3,400	50,834
	Asia Pile Holdings Corp.	28,100	184,377
	Asics Corp.	151,000	2,464,370
	ASKA Pharmaceutical Holdings Co. Ltd.	19,500	306,286
	ASKUL Corp.	20,600	291,135
	Astena Holdings Co. Ltd.	32,700	121,827
	Asti Corp.	1,300	28,035
#	Aucnet, Inc.	10,800	173,210
	Autobacs Seven Co. Ltd.	23,400	258,667
	Avant Group Corp.	11,700	106,448
	Avex, Inc.	13,400	134,113
	Awa Bank Ltd.	30,897	573,137
	Axell Corp.	2,500	23,906
	Axial Retailing, Inc.	52,500	359,568
#	Axxzia, Inc.	7,200	46,186
	Azbil Corp.	24,600	714,856
	AZ-COM MARUWA Holdings, Inc.	25,600	220,457
	AZOOM Co. Ltd.	300	12,471
	Bandai Namco Holdings, Inc.	16,800	357,013
	Bando Chemical Industries Ltd.	27,700	356,754
#*	Bank of Innovation, Inc.	600	20,055
	Bank of Iwate Ltd.	4,000	75,074
	Bank of Nagoya Ltd.	7,801	422,168
	Bank of Saga Ltd.	5,571	101,664
	Bank of the Ryukyus Ltd.	35,300	287,780
#	Baroque Japan Ltd.	2,700	14,151
	Base Co. Ltd.	4,800	90,094
*	baudroie, Inc.	1,300	39,659
	BayCurrent Consulting, Inc.	39,200	1,206,757
#	Beauty Garage, Inc.	4,600	45,635
	Beenos, Inc.	11,000	186,796
	Belc Co. Ltd.	7,400	310,099
	Bell System24 Holdings, Inc.	22,900	236,747
	Belluna Co. Ltd.	34,579	179,834
#*	Bengo4.com, Inc.	4,900	119,158
	Bewith, Inc.	3,300	41,211
#	Bic Camera, Inc.	1,200	13,542
	BIPROGY, Inc.	20,000	655,371
	B-Lot Co. Ltd.	8,200	52,712
	BML, Inc.	14,592	291,105
#	Bookoff Group Holdings Ltd.	9,200	83,996
	Bourbon Corp.	5,800	93,503
	B-R31 Ice Cream Co. Ltd.	900	26,357
#	BrainPad, Inc.	9,600	63,098
	Bridgestone Corp.	41,400	1,688,029
	Broadmedia Corp.	7,140	78,672
	Brother Industries Ltd.	121,500	2,492,737
	Bull-Dog Sauce Co. Ltd.	1,300	17,399
	Bunka Shutter Co. Ltd.	59,800	690,440
	Business Brain Showa-Ota, Inc.	3,900	55,025
	Business Engineering Corp.	2,400	66,279
#	BuySell Technologies Co. Ltd.	2,500	67,470

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	C Uyemura & Co. Ltd.	3,400	$243,966
	CAC Holdings Corp.	4,200	52,940
#	Calbee, Inc.	20,300	465,980
	Canon Electronics, Inc.	13,300	203,134
	Canon Marketing Japan, Inc.	16,400	507,849
	Canon, Inc. (CAJ US), Sponsored ADR	22,779	707,971
	Capcom Co. Ltd.	80,700	1,724,068
	Career Design Center Co. Ltd.	1,300	16,322
	Careerlink Co. Ltd.	4,300	70,419
	Carenet, Inc.	5,500	20,074
	Carlit Co. Ltd.	14,100	137,545
	Casio Computer Co. Ltd.	7,600	61,169
#	CAVE Interactive Co. Ltd.	1,700	14,056
	Cawachi Ltd.	9,500	176,174
	CDS Co. Ltd.	2,600	31,353
#	Celsys, Inc.	16,443	95,030
	Central Automotive Products Ltd.	10,600	350,416
	Central Glass Co. Ltd.	34,000	852,528
	Central Japan Railway Co.	16,000	377,231
	Central Security Patrols Co. Ltd.	7,500	137,885
#	Central Sports Co. Ltd.	4,500	76,272
#	Change Holdings, Inc.	22,800	170,155
	Charm Care Corp. KK	14,100	144,972
	Chiba Bank Ltd.	90,500	847,756
	Chiba Kogyo Bank Ltd.	35,000	247,467
#	Chikaranomoto Holdings Co. Ltd.	6,800	64,280
	Chino Corp.	5,900	96,757
	Chiyoda Co. Ltd.	16,282	103,271
#*	Chiyoda Corp.	16,100	32,981
	Chiyoda Integre Co. Ltd.	7,600	171,310
	Chofu Seisakusho Co. Ltd.	11,355	162,498
	Chori Co. Ltd.	9,300	234,047
	Choushimaru Co. Ltd.	1,400	15,233
	Chubu Electric Power Co., Inc.	37,500	472,819
	Chubu Shiryo Co. Ltd.	16,800	168,809
	Chubu Steel Plate Co. Ltd.	13,200	221,869
	Chudenko Corp.	14,800	345,489
	Chuetsu Pulp & Paper Co. Ltd.	4,389	43,911
	Chugai Pharmaceutical Co. Ltd.	68,900	3,006,966
	Chugai Ro Co. Ltd.	4,000	80,303
	Chugin Financial Group, Inc.	69,500	774,254
	Chugoku Electric Power Co., Inc.	33,800	245,817
	Chugoku Marine Paints Ltd.	39,000	539,545
	Chuo Spring Co. Ltd.	11,000	84,339
#	Chuo Warehouse Co. Ltd.	6,000	53,480
	CI Takiron Corp.	30,100	171,382
	Citizen Watch Co. Ltd.	158,100	1,066,062
	CKD Corp.	25,900	517,265
	CK-San-Etsu Co. Ltd.	4,900	122,334
	Cleanup Corp.	8,300	40,605
	CMK Corp.	36,000	129,032
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	412,656
	COLOPL, Inc.	18,200	73,971
#	Colowide Co. Ltd.	29,800	410,216
	Computer Engineering & Consulting Ltd.	1,100	14,373
	Computer Institute of Japan Ltd.	12,520	38,857
	COMSYS Holdings Corp.	28,459	612,671
	Comture Corp.	10,500	131,997
	Concordia Financial Group Ltd.	231,738	1,460,531

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Copro-Holdings Co. Ltd.	2,800	$31,820
*	Core Concept Technologies, Inc.	3,100	47,112
	Core Corp.	900	12,544
	Corona Corp.	10,600	67,568
	Cosel Co. Ltd.	19,363	158,380
	Cosmo Energy Holdings Co. Ltd.	76,100	4,084,028
	Cosmos Initia Co. Ltd.	5,900	33,205
	Cosmos Pharmaceutical Corp.	5,100	458,535
	Cota Co. Ltd.	3,523	39,267
#*	Cover Corp.	13,700	179,261
	Create Restaurants Holdings, Inc.	59,800	426,889
	Create SD Holdings Co. Ltd.	12,100	271,484
	Credit Saison Co. Ltd.	113,500	2,630,839
	Creek & River Co. Ltd.	7,800	75,745
	Cresco Ltd.	19,800	175,410
	Cross Cat Co. Ltd.	1,900	16,885
*	CrowdWorks, Inc.	6,400	43,416
	CTI Engineering Co. Ltd.	13,000	434,402
	CTS Co. Ltd.	17,700	98,002
	Cube System, Inc.	2,200	17,350
	Curves Holdings Co. Ltd.	31,800	174,661
*	Cyber Security Cloud, Inc.	3,500	50,998
	CyberAgent, Inc.	33,770	218,337
*	CYBERDYNE, Inc.	42,200	61,952
	Cybozu, Inc.	13,800	166,911
	Dai Nippon Printing Co. Ltd.	9,000	296,084
	Dai Nippon Toryo Co. Ltd.	16,150	131,259
	Daicel Corp.	194,500	1,890,694
	Daido Metal Co. Ltd.	47,406	188,112
	Daido Steel Co. Ltd.	124,500	1,245,686
	Daifuku Co. Ltd.	32,000	579,145
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	183,093
	Daiho Corp.	7,300	177,070
	Dai-Ichi Cutter Kogyo KK	5,900	61,802
	Daiichi Jitsugyo Co. Ltd.	20,500	319,941
	Daiichi Kensetsu Corp.	1,000	15,652
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,730	73,072
	Dai-ichi Life Holdings, Inc.	73,700	2,247,135
	Daiichikosho Co. Ltd.	38,300	462,277
	Daiken Medical Co. Ltd.	14,800	54,240
	Daiki Aluminium Industry Co. Ltd.	25,600	212,310
	Daikin Industries Ltd.	12,100	1,754,579
#	Daikoku Denki Co. Ltd.	7,900	195,494
	Daikokutenbussan Co. Ltd.	3,600	256,003
	Daikyonishikawa Corp.	34,600	160,691
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,409	138,074
	Daio Paper Corp.	66,600	397,497
	Daiseki Co. Ltd.	17,900	428,495
	Daishi Hokuetsu Financial Group, Inc.	24,700	984,187
	Daishinku Corp.	32,000	153,041
	Daisue Construction Co. Ltd.	5,500	65,508
	Daito Pharmaceutical Co. Ltd.	12,879	205,736
	Daito Trust Construction Co. Ltd.	16,900	2,032,396
	Daitron Co. Ltd.	10,400	191,820
	Daiwa House Industry Co. Ltd.	178,400	5,051,999
	Daiwa Industries Ltd.	30,600	322,197
	Daiwa Securities Group, Inc.	268,747	2,218,800
	Daiwabo Holdings Co. Ltd.	64,800	1,221,070
	DCM Holdings Co. Ltd.	95,290	919,793

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	DD GROUP Co. Ltd.	7,300	$69,451
	Dear Life Co. Ltd.	24,400	162,334
	DeNA Co. Ltd.	19,300	199,516
	Denka Co. Ltd.	33,200	483,824
	Densan System Holdings Co. Ltd.	7,800	149,398
	Denso Corp.	71,700	1,175,809
	Dentsu Group, Inc.	3,800	100,484
	Dentsu Soken, Inc.	8,300	315,527
	Denyo Co. Ltd.	11,700	207,397
	Dexerials Corp.	31,000	1,488,269
	DIC Corp.	52,669	1,083,473
	Digital Arts, Inc.	7,300	231,755
	Digital Hearts Holdings Co. Ltd.	8,800	58,259
	Digital Holdings, Inc.	7,500	53,276
	Digital Information Technologies Corp.	6,700	85,381
	Dip Corp.	13,900	285,773
	Disco Corp.	1,900	635,353
	DKK Co. Ltd.	5,800	83,002
	DKS Co. Ltd.	7,153	152,641
	DMG Mori Co. Ltd.	70,500	1,793,838
	Doshisha Co. Ltd.	14,300	218,352
	Double Standard, Inc.	3,900	47,746
	Doutor Nichires Holdings Co. Ltd.	19,500	302,629
	Dowa Holdings Co. Ltd.	41,400	1,519,387
#*	Drecom Co. Ltd.	3,200	14,758
	DTS Corp.	20,600	595,522
	Duskin Co. Ltd.	13,087	344,084
#	DyDo Group Holdings, Inc.	15,600	282,272
	Eagle Industry Co. Ltd.	21,001	295,634
	East Japan Railway Co.	18,800	358,204
#	EAT & Holdings Co. Ltd.	5,700	80,833
	Ebara Corp.	133,000	1,904,628
	Ebara Foods Industry, Inc.	5,100	101,323
	Ebara Jitsugyo Co. Ltd.	9,200	252,370
	Ebase Co. Ltd.	9,700	42,964
#	Eco's Co. Ltd.	8,100	121,484
	EDION Corp.	31,000	361,188
	eGuarantee, Inc.	11,401	111,613
#	Ehime Bank Ltd.	24,629	202,684
	Eiken Chemical Co. Ltd.	6,258	101,346
	Eizo Corp.	11,100	359,205
	EJ Holdings, Inc.	9,400	113,095
	Elan Corp.	20,900	128,124
	Elecom Co. Ltd.	12,700	139,255
#	Electric Power Development Co. Ltd.	16,400	271,105
	Elematec Corp.	17,148	218,592
	EM Systems Co. Ltd.	15,300	65,500
	Endo Lighting Corp.	10,000	99,003
	ENEOS Holdings, Inc.	1,384,670	7,255,035
	Enomoto Co. Ltd.	5,700	56,733
#	Enplas Corp.	8,400	425,751
#*	eRex Co. Ltd.	8,000	38,194
	ERI Holdings Co. Ltd.	3,400	43,232
	ES-Con Japan Ltd.	30,100	207,814
	Eslead Corp.	8,300	260,941
	ESPEC Corp.	13,900	263,952
#	Eternal Hospitality Group Co. Ltd.	4,500	114,447
	Exedy Corp.	26,864	570,394
	EXEO Group, Inc.	115,708	1,262,085

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ezaki Glico Co. Ltd.	32,800	$1,007,414
	F&M Co. Ltd.	3,700	40,099
	FALCO HOLDINGS Co. Ltd.	5,000	82,961
	Fancl Corp.	18,509	358,473
	FANUC Corp.	4,000	118,587
	Fast Fitness Japan, Inc.	2,500	21,011
	Fast Retailing Co. Ltd.	17,800	4,906,548
	FCC Co. Ltd.	33,055	515,673
	Feed One Co. Ltd.	22,568	142,983
#	Ferrotec Holdings Corp.	41,500	688,149
#	FFRI Security, Inc.	2,500	35,719
#	Fibergate, Inc.	5,700	45,372
	FIDEA Holdings Co. Ltd.	11,420	124,317
	Financial Partners Group Co. Ltd.	27,500	477,614
	FINDEX, Inc.	9,100	65,790
*	Fintech Global, Inc.	118,000	67,712
	First Bank of Toyama Ltd.	39,200	341,174
#	Fixstars Corp.	13,800	157,125
	FJ Next Holdings Co. Ltd.	18,500	163,113
	Focus Systems Corp.	5,600	47,759
	Food & Life Cos. Ltd.	43,800	767,554
#	Forum Engineering, Inc.	14,200	93,475
	Foster Electric Co. Ltd.	18,240	197,583
	FP Corp.	24,703	426,096
#	FP Partner, Inc.	5,300	109,528
#	France Bed Holdings Co. Ltd.	24,800	200,091
	Freebit Co. Ltd.	10,200	93,987
#	F-Tech, Inc.	9,300	39,199
	FTGroup Co. Ltd.	6,300	47,817
	Fudo Tetra Corp.	11,376	181,544
#	Fuji Co. Ltd.	28,200	370,937
	Fuji Corp. (6134 JP)	32,100	536,804
	Fuji Corp. (7605 JP)	10,400	145,633
	Fuji Corp. Ltd.	19,399	104,876
	Fuji Electric Co. Ltd.	22,700	1,276,805
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	58,759
#	Fuji Kosan Co. Ltd.	3,300	35,933
	Fuji Kyuko Co. Ltd.	7,000	142,852
	Fuji Media Holdings, Inc.	12,100	151,668
	Fuji Nihon Seito Corp.	3,400	23,593
	Fuji Oil Co. Ltd.	40,100	122,183
	Fuji Oil Holdings, Inc.	32,038	668,937
	Fuji Pharma Co. Ltd.	13,500	125,910
	Fuji Seal International, Inc.	30,172	482,349
	Fuji Soft, Inc.	1,800	86,239
	Fujibo Holdings, Inc.	8,200	282,344
	Fujicco Co. Ltd.	10,785	133,467
	FUJIFILM Holdings Corp.	45,000	1,069,917
	Fujikura Composites, Inc.	18,600	164,823
	Fujikura Kasei Co. Ltd.	18,200	65,436
	Fujikura Ltd.	130,300	2,610,380
	Fujimi, Inc.	3,000	63,007
	Fujimori Kogyo Co. Ltd.	13,200	396,992
*	Fujio Food Group, Inc.	7,700	72,044
	Fujishoji Co. Ltd.	2,300	20,132
*	Fujita Kanko, Inc.	3,600	204,713
	Fujitsu General Ltd.	2,400	31,488
	Fujitsu Ltd.	52,200	947,960
	Fujiya Co. Ltd.	3,900	70,627

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FuKoKu Co. Ltd.	9,000	$122,586
	Fukuda Corp.	3,700	152,761
	Fukuda Denshi Co. Ltd.	13,000	585,638
	Fukui Bank Ltd.	9,600	139,757
	Fukui Computer Holdings, Inc.	10,100	173,440
	Fukuoka Financial Group, Inc.	36,308	1,018,398
	Fukushima Galilei Co. Ltd.	7,300	328,230
	Fukuyama Transporting Co. Ltd.	8,261	222,833
	FULLCAST Holdings Co. Ltd.	12,900	129,223
	Fumakilla Ltd.	1,300	10,133
	Funai Soken Holdings, Inc.	24,360	355,460
	Furukawa Battery Co. Ltd.	12,700	115,927
	Furukawa Co. Ltd.	25,900	316,351
	Furukawa Electric Co. Ltd.	36,400	995,786
	Furuno Electric Co. Ltd.	24,800	323,878
	Furyu Corp.	21,400	152,808
	Fuso Chemical Co. Ltd.	13,400	346,829
	Fuso Pharmaceutical Industries Ltd.	3,200	48,475
	Futaba Corp.	12,000	47,775
	Futaba Industrial Co. Ltd.	55,500	280,500
	Future Corp.	26,200	299,970
	Fuyo General Lease Co. Ltd.	22,800	1,863,517
	G-7 Holdings, Inc.	18,000	202,798
*	GA Technologies Co. Ltd.	6,700	53,719
	Gakken Holdings Co. Ltd.	27,400	197,537
	Gakkyusha Co. Ltd.	3,300	46,718
	Gakujo Co. Ltd.	7,000	88,499
#	Gamecard-Joyco Holdings, Inc.	4,300	66,136
	Gecoss Corp.	8,859	57,853
	Genki Sushi Co. Ltd.	9,800	253,407
	Genky DrugStores Co. Ltd.	16,800	387,735
	Geo Holdings Corp.	39,700	435,924
#	Gift Holdings, Inc.	6,400	107,737
	Giken Ltd.	3,000	35,456
	GL Sciences, Inc.	7,000	133,244
	Global Link Management KK	1,100	15,560
	GLOBERIDE, Inc.	17,400	243,261
	Glory Ltd.	21,973	399,451
#	GMO Financial Gate, Inc.	2,500	110,633
#	GMO Financial Holdings, Inc.	31,200	133,436
	GMO GlobalSign Holdings KK	3,300	68,507
	GMO internet group, Inc.	39,000	646,169
	GMO Payment Gateway, Inc.	12,500	716,554
#	Godo Steel Ltd.	10,300	334,838
	Goldcrest Co. Ltd.	11,690	223,431
#	Goldwin, Inc.	6,000	369,527
	Grandy House Corp.	13,500	56,239
	Gree, Inc.	36,800	130,111
#	Greens Co. Ltd.	4,400	54,873
	gremz, Inc.	5,200	83,645
	GS Yuasa Corp.	56,200	999,982
	GSI Creos Corp.	9,200	136,351
	G-Tekt Corp.	21,032	255,088
	Gun-Ei Chemical Industry Co. Ltd.	4,100	86,364
	GungHo Online Entertainment, Inc.	1,970	38,516
	Gunma Bank Ltd.	246,300	1,670,917
	Gunze Ltd.	11,204	416,024
	H.U. Group Holdings, Inc.	21,500	378,368
#	H2O Retailing Corp.	88,499	1,539,415

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hachijuni Bank Ltd.	124,250	$885,603
	Hagihara Industries, Inc.	11,195	118,727
	Hagiwara Electric Holdings Co. Ltd.	6,900	175,092
	Hakudo Co. Ltd.	4,700	80,872
	Hakuhodo DY Holdings, Inc.	54,100	441,799
	Halows Co. Ltd.	8,300	252,957
	Hamakyorex Co. Ltd.	15,200	481,947
	Hamamatsu Photonics KK	24,100	694,054
	Hamee Corp.	3,500	26,495
	Handsman Co. Ltd.	4,200	23,148
	Hankyu Hanshin Holdings, Inc.	27,652	789,020
	Hanwa Co. Ltd.	34,400	1,329,646
	Happinet Corp.	19,600	425,058
	Hard Off Corp. Co. Ltd.	8,200	113,837
	Harima Chemicals Group, Inc.	12,200	79,674
	Harmonic Drive Systems, Inc.	500	13,741
	Haseko Corp.	181,400	2,263,774
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	45,744
	Hazama Ando Corp.	69,550	562,040
	Heiwa Corp.	20,700	296,972
	Heiwa Real Estate Co. Ltd.	15,500	445,522
	Heiwado Co. Ltd.	24,167	395,695
	Helios Techno Holding Co. Ltd.	19,300	116,889
#*	Hennge KK	8,400	59,734
	Hibiya Engineering Ltd.	7,600	165,566
#	Hiday Hidaka Corp.	11,900	220,351
	Hikari Tsushin, Inc.	700	131,078
	HI-LEX Corp.	15,600	150,970
	Himacs Ltd.	1,000	9,550
*	Hino Motors Ltd.	79,700	257,481
	Hioki EE Corp.	7,500	402,155
	Hirakawa Hewtech Corp.	7,200	70,847
	Hirano Tecseed Co. Ltd.	6,700	82,567
	Hirata Corp.	4,600	190,406
	Hirogin Holdings, Inc.	151,500	1,229,751
	Hirose Electric Co. Ltd.	1,200	150,245
	Hirose Tusyo, Inc.	2,900	80,187
	Hiroshima Gas Co. Ltd.	16,700	44,983
#*	HIS Co. Ltd.	11,700	134,962
	Hisaka Works Ltd.	12,100	87,434
	Hisamitsu Pharmaceutical Co., Inc.	5,800	159,754
	Hitachi Construction Machinery Co. Ltd.	15,300	381,079
	Hitachi Ltd. (6501 JP)	215,500	4,656,236
	Hitachi Zosen Corp.	190,240	1,381,128
	Hochiki Corp.	11,400	173,321
	Hodogaya Chemical Co. Ltd.	5,225	177,853
	Hogy Medical Co. Ltd.	14,900	409,888
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	67,708
#	Hokkaido Electric Power Co., Inc.	34,300	233,236
	Hokkaido Gas Co. Ltd.	3,800	82,420
	Hokkan Holdings Ltd.	8,000	91,778
#	Hokko Chemical Industry Co. Ltd.	17,500	195,557
	Hokkoku Financial Holdings, Inc.	11,500	433,007
#	Hokuetsu Corp.	74,300	575,169
	Hokuetsu Industries Co. Ltd.	18,500	263,654
	Hokuhoku Financial Group, Inc.	95,437	1,334,644
	Hokuriku Electric Industry Co. Ltd.	6,200	57,411
	Hokuriku Electric Power Co.	35,700	228,818
	Hokuriku Electrical Construction Co. Ltd.	7,199	57,714

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuto Corp.	8,200	$104,707
	Honda Motor Co. Ltd. (7267 JP)	385,305	4,116,819
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	23,456	757,629
	H-One Co. Ltd.	16,800	110,819
#	Honeys Holdings Co. Ltd.	15,970	172,081
	Hoosiers Holdings Co. Ltd.	29,600	225,091
	Horiba Ltd.	21,300	1,685,793
	Hoshizaki Corp.	1,000	31,494
	Hosiden Corp.	39,700	541,613
	Hosokawa Micron Corp.	13,300	359,726
#	Hotland Co. Ltd.	6,400	101,799
	House Foods Group, Inc.	12,300	242,648
	Howa Machinery Ltd.	9,000	53,395
	Hoya Corp.	35,000	4,385,526
	HS Holdings Co. Ltd.	14,000	88,802
	Hulic Co. Ltd.	53,467	521,897
	Hurxley Corp.	8,900	45,065
	Hyakugo Bank Ltd.	100,467	449,828
	Hyakujushi Bank Ltd.	16,401	359,378
#	Ibiden Co. Ltd.	25,900	1,003,940
#	IBJ, Inc.	14,100	58,926
	Ichiken Co. Ltd.	5,200	88,065
	Ichikoh Industries Ltd.	36,800	121,133
	Ichinen Holdings Co. Ltd.	16,400	189,323
	Ichiyoshi Securities Co. Ltd.	23,600	128,044
	Icom, Inc.	8,100	167,424
	ID Holdings Corp.	4,200	39,379
	Idec Corp.	27,000	556,275
	Idemitsu Kosan Co. Ltd.	529,835	3,489,660
	IDOM, Inc.	52,300	397,142
	IHI Corp.	13,400	488,840
	Iida Group Holdings Co. Ltd.	27,765	417,354
	Iino Kaiun Kaisha Ltd.	95,700	808,735
	IKK Holdings, Inc.	8,200	44,431
#	I'll, Inc.	3,700	66,192
	Imagica Group, Inc.	19,800	65,614
	Imasen Electric Industrial	8,300	33,620
#	i-mobile Co. Ltd.	21,100	63,278
	Imuraya Group Co. Ltd.	6,800	117,984
	Inaba Denki Sangyo Co. Ltd.	27,300	715,769
	Inaba Seisakusho Co. Ltd.	5,600	64,067
	Inabata & Co. Ltd.	45,600	1,021,222
#	I-NE Co. Ltd.	5,800	67,603
	Ines Corp.	18,500	219,691
	I-Net Corp.	10,100	124,503
	Infocom Corp.	11,500	465,236
	INFRONEER Holdings, Inc.	193,468	1,677,670
	Innotech Corp.	12,900	142,653
	Inpex Corp.	339,800	5,247,017
	Insource Co. Ltd.	30,600	179,438
	Intage Holdings, Inc.	4,800	51,327
	Integrated Design & Engineering Holdings Co. Ltd.	13,500	363,179
	Intelligent Wave, Inc.	4,100	29,017
	Inter Action Corp.	1,600	14,597
	Internet Initiative Japan, Inc.	32,900	556,390
#	Inui Global Logistics Co. Ltd.	7,500	56,406
	I-PEX, Inc.	9,600	129,946
#	IPS, Inc.	4,000	58,478
#	IR Japan Holdings Ltd.	6,900	48,138

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	15,723	$316,019
	ISB Corp.	6,700	71,551
#	Ise Chemicals Corp.	1,600	219,418
	Iseki & Co. Ltd.	15,008	101,858
	Isetan Mitsukoshi Holdings Ltd.	35,500	706,283
	Ishihara Chemical Co. Ltd.	3,300	55,067
	Ishihara Sangyo Kaisha Ltd.	21,500	221,765
#	Ishii Iron Works Co. Ltd.	1,900	38,778
	Ishizuka Glass Co. Ltd.	2,300	43,794
#*	Istyle, Inc.	38,700	114,281
	Isuzu Motors Ltd.	293,000	3,963,448
	Itfor, Inc.	19,000	189,491
	ITmedia, Inc.	9,300	116,401
	Ito En Ltd.	32,981	781,907
#	ITOCHU Corp.	68,400	3,507,786
	Itochu Enex Co. Ltd.	66,100	754,526
	Itochu-Shokuhin Co. Ltd.	4,200	194,257
	Itoham Yonekyu Holdings, Inc.	14,085	415,756
	Itoki Corp.	29,353	296,877
	IwaiCosmo Holdings, Inc.	15,200	223,742
	Iwaki Co. Ltd.	9,600	194,961
	Iwatani Corp.	28,500	1,808,641
	Iwatsuka Confectionery Co. Ltd.	2,800	47,655
	Iyogin Holdings, Inc.	73,982	743,312
	Izumi Co. Ltd.	22,300	531,329
	J Front Retailing Co. Ltd.	92,969	1,126,160
#	J Trust Co. Ltd.	43,500	119,451
	JAC Recruitment Co. Ltd.	48,800	235,340
	Jaccs Co. Ltd.	23,600	766,202
#*	Jade Group, Inc.	6,300	83,254
	JAFCO Group Co. Ltd.	39,400	498,707
#	JANOME Corp.	8,800	41,031
	Japan Airlines Co. Ltd.	48,400	784,219
	Japan Airport Terminal Co. Ltd.	18,700	682,630
	Japan Aviation Electronics Industry Ltd.	43,800	734,017
	Japan Business Systems, Inc.	8,100	51,275
	Japan Cash Machine Co. Ltd.	13,800	92,384
#*	Japan Communications, Inc.	94,700	119,057
	Japan Elevator Service Holdings Co. Ltd.	28,600	527,765
#	Japan Engine Corp.	600	68,283
	Japan Exchange Group, Inc.	114,900	2,697,669
*	Japan Hospice Holdings, Inc.	4,800	46,800
	Japan Investment Adviser Co. Ltd.	1,100	10,807
	Japan Lifeline Co. Ltd.	43,600	337,664
	Japan Medical Dynamic Marketing, Inc.	18,700	87,857
	Japan Petroleum Exploration Co. Ltd.	6,900	284,505
	Japan Post Holdings Co. Ltd.	62,000	656,608
	Japan Post Insurance Co. Ltd.	18,100	372,634
	Japan Property Management Center Co. Ltd.	10,700	88,081
	Japan Pulp & Paper Co. Ltd.	9,760	430,778
	Japan Securities Finance Co. Ltd.	54,100	616,497
	Japan Steel Works Ltd.	23,500	668,229
#	Japan System Techniques Co. Ltd.	6,800	74,211
	Japan Tobacco, Inc.	56,200	1,653,695
	Japan Transcity Corp.	33,400	215,301
#	Japan Wool Textile Co. Ltd.	46,500	412,845
	JBCC Holdings, Inc.	15,100	413,141
	JCR Pharmaceuticals Co. Ltd.	41,200	160,756
	JCU Corp.	16,700	416,478

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JDC Corp.	33,800	$112,204
	Jeol Ltd.	23,200	934,086
	JFE Holdings, Inc.	175,460	2,570,201
	JFE Systems, Inc.	1,500	30,677
	JGC Holdings Corp.	83,000	704,894
	Jichodo Co. Ltd.	700	47,533
#*	JIG-SAW, Inc.	2,300	73,578
#	JINS Holdings, Inc.	7,300	224,079
	JINUSHI Co. Ltd.	10,000	146,526
	JK Holdings Co. Ltd.	14,300	105,293
	J-Lease Co. Ltd.	4,200	35,209
#	JM Holdings Co. Ltd.	11,600	221,974
	JMS Co. Ltd.	20,300	71,972
#*	Joban Kosan Co. Ltd.	1,000	8,036
	J-Oil Mills, Inc.	11,582	161,560
	Joshin Denki Co. Ltd.	14,601	274,611
	JP-Holdings, Inc.	44,900	182,512
	JSB Co. Ltd.	4,400	86,357
	JSP Corp.	12,401	189,333
	JTEKT Corp.	130,500	938,058
#	Juki Corp.	19,200	64,282
	Juroku Financial Group, Inc.	12,800	410,749
	Justsystems Corp.	13,000	275,032
	JVCKenwood Corp.	146,001	894,521
	K&O Energy Group, Inc.	11,358	258,390
	Kadokawa Corp.	5,553	102,687
	Kadoya Sesame Mills, Inc.	1,700	41,359
	Kaga Electronics Co. Ltd.	18,700	678,463
	Kagome Co. Ltd.	25,200	588,611
	Kajima Corp.	79,621	1,538,567
	Kakaku.com, Inc.	39,300	549,394
	Kaken Pharmaceutical Co. Ltd.	1,800	48,989
#	Kakiyasu Honten Co. Ltd.	7,700	137,467
#	Kamakura Shinsho Ltd.	15,500	45,785
	Kameda Seika Co. Ltd.	1,800	52,518
	Kamei Corp.	18,600	279,063
	Kamigumi Co. Ltd.	46,500	1,060,471
	Kanaden Corp.	14,900	160,920
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	130,338
	Kanamic Network Co. Ltd.	11,800	43,571
	Kanamoto Co. Ltd.	24,575	459,210
	Kandenko Co. Ltd.	96,400	1,302,005
	Kaneka Corp.	34,700	981,104
	Kaneko Seeds Co. Ltd.	9,600	91,611
	Kanematsu Corp.	80,300	1,360,050
	Kanemi Co. Ltd.	1,400	31,853
#	Kanro, Inc.	4,000	75,558
	Kansai Electric Power Co., Inc.	41,000	701,747
	Kansai Paint Co. Ltd.	25,200	413,870
	Kanto Denka Kogyo Co. Ltd.	36,605	233,933
	Kao Corp.	21,800	954,615
*	Kaonavi, Inc.	2,700	30,273
	Kappa Create Co. Ltd.	8,300	104,476
	Katakura Industries Co. Ltd.	13,700	191,051
	Katitas Co. Ltd.	23,523	294,872
	Kato Sangyo Co. Ltd.	19,900	566,574
	Kato Works Co. Ltd.	8,400	68,096
	Kawada Technologies, Inc.	11,400	204,037
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,692	92,481

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	11,200	$410,946
#	Kawasaki Kisen Kaisha Ltd.	45,291	695,903
	KDDI Corp.	224,300	6,749,188
#	KeePer Technical Laboratory Co. Ltd.	8,300	200,912
	Keihan Holdings Co. Ltd.	16,300	332,259
	Keihanshin Building Co. Ltd.	3,300	35,985
#	Keikyu Corp.	17,800	140,739
	Keio Corp.	7,300	182,784
	Keisei Electric Railway Co. Ltd.	6,158	184,180
	KEIWA, Inc.	6,800	70,432
	Keiyo Bank Ltd.	94,000	528,991
	KEL Corp.	4,100	47,071
	Kenko Mayonnaise Co. Ltd.	8,996	128,974
	Kewpie Corp.	28,977	744,251
	KeyHolder, Inc.	1,700	9,030
	KH Neochem Co. Ltd.	28,900	431,058
	Kibun Foods, Inc.	12,000	99,260
	Kikkoman Corp.	16,200	202,726
	Kimura Chemical Plants Co. Ltd.	18,500	88,519
#	Kimura Unity Co. Ltd.	5,600	60,437
	Kinden Corp.	39,800	839,703
#	King Jim Co. Ltd.	3,300	19,594
	Kinki Sharyo Co. Ltd.	3,400	39,593
	Kintetsu Department Store Co. Ltd.	6,000	93,424
	Kintetsu Group Holdings Co. Ltd.	22,200	514,156
	Kirin Holdings Co. Ltd.	40,580	573,703
	Kissei Pharmaceutical Co. Ltd.	17,800	413,889
	Ki-Star Real Estate Co. Ltd.	9,900	228,829
	Kitagawa Corp.	8,100	83,429
	Kita-Nippon Bank Ltd.	6,400	120,285
	Kitano Construction Corp.	3,200	80,632
	Kitz Corp.	70,000	515,872
	Kiyo Bank Ltd.	64,133	838,831
#*	KLab, Inc.	30,200	46,796
*	KNT-CT Holdings Co. Ltd.	10,052	93,191
	Koa Corp.	21,400	189,248
	Koa Shoji Holdings Co. Ltd.	7,200	34,350
	Koatsu Gas Kogyo Co. Ltd.	18,800	120,348
	Kobayashi Pharmaceutical Co. Ltd.	1,400	56,375
	Kobe Bussan Co. Ltd.	35,400	950,449
	Kobe Electric Railway Co. Ltd.	800	15,101
	Kobe Steel Ltd.	272,680	3,403,683
#	Koei Tecmo Holdings Co. Ltd.	49,100	479,851
	Kohnan Shoji Co. Ltd.	31,900	860,167
	Kohsoku Corp.	9,200	153,153
	Koito Manufacturing Co. Ltd.	19,900	294,247
#	Kojima Co. Ltd.	1,300	9,356
	Kokuyo Co. Ltd.	33,300	558,771
	Komatsu Ltd.	57,900	1,645,957
	Komatsu Matere Co. Ltd.	21,700	110,185
	Komatsu Wall Industry Co. Ltd.	6,800	144,171
	KOMEDA Holdings Co. Ltd.	30,500	546,792
#	Komehyo Holdings Co. Ltd.	7,000	199,489
	Komeri Co. Ltd.	28,727	703,327
	Komori Corp.	21,311	173,333
	Konami Group Corp.	11,900	895,351
	Kondotec, Inc.	16,300	150,561
	Konica Minolta, Inc.	197,500	579,041
	Konishi Co. Ltd.	51,400	409,497

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoike Transport Co. Ltd.	24,700	$395,112
	Konoshima Chemical Co. Ltd.	5,200	61,726
	Kose Corp.	600	40,096
#	Koshidaka Holdings Co. Ltd.	29,600	199,245
	Kotobuki Spirits Co. Ltd.	45,400	583,031
	Kozo Keikaku Engineering Holdings, Inc.	3,200	85,272
	KPP Group Holdings Co. Ltd.	42,100	208,956
	Krosaki Harima Corp.	22,400	394,421
	KRS Corp.	10,500	133,012
	K's Holdings Corp.	92,020	993,195
	KU Holdings Co. Ltd.	11,200	90,101
	Kubota Corp. (6326 JP)	82,100	1,180,344
	Kumagai Gumi Co. Ltd.	15,632	374,659
	Kumiai Chemical Industry Co. Ltd.	41,074	216,074
	Kura Sushi, Inc.	9,100	235,668
	Kurabo Industries Ltd.	11,400	344,934
	Kuraray Co. Ltd.	216,400	2,646,363
	Kureha Corp.	18,900	375,417
	Kurimoto Ltd.	8,300	261,405
	Kurita Water Industries Ltd.	17,400	742,611
	Kuriyama Holdings Corp.	9,500	78,826
	Kushikatsu Tanaka Holdings Co.	3,400	37,146
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	518,754
	KYB Corp.	15,100	524,568
	Kyocera Corp.	140,840	1,773,874
	Kyodo Printing Co. Ltd.	3,100	80,192
	Kyoei Steel Ltd.	18,700	248,885
	Kyokuto Boeki Kaisha Ltd.	9,200	105,590
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	451,345
#	Kyokuto Securities Co. Ltd.	13,401	140,055
	Kyokuyo Co. Ltd.	7,900	213,298
	Kyorin Pharmaceutical Co. Ltd.	17,200	196,577
	Kyoritsu Maintenance Co. Ltd.	29,400	570,772
	Kyosan Electric Manufacturing Co. Ltd.	35,700	151,106
	Kyoto Financial Group, Inc.	41,100	767,641
	Kyowa Kirin Co. Ltd.	3,500	73,824
	Kyowa Leather Cloth Co. Ltd.	5,100	26,412
	Kyudenko Corp.	24,000	1,105,464
	Kyushu Electric Power Co., Inc.	29,400	310,334
	Kyushu Financial Group, Inc.	212,480	1,308,791
#	Kyushu Leasing Service Co. Ltd.	1,900	13,557
	Kyushu Railway Co.	12,700	338,991
#	LA Holdings Co. Ltd.	2,600	74,773
	LAC Co. Ltd.	10,100	59,853
	Lacto Japan Co. Ltd.	8,000	159,246
	Lasertec Corp.	17,500	3,105,080
	LEC, Inc.	20,400	152,579
	Leopalace21 Corp.	105,700	388,296
	Life Corp.	18,000	438,315
	Lifedrink Co., Inc.	5,900	276,092
#*	Lifenet Insurance Co.	29,200	331,483
	LIFULL Co. Ltd.	31,000	33,475
#	LIKE, Inc.	8,500	81,223
	Link & Motivation, Inc.	20,000	64,647
	Lintec Corp.	13,500	303,535
	Lion Corp.	39,000	337,496
	LITALICO, Inc.	15,000	123,158
	Lixil Corp.	121,000	1,400,716
	Loadstar Capital KK	2,700	50,110

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	5,800	$109,948
	LY Corp.	185,700	464,606
	M3, Inc.	53,700	501,411
	Mabuchi Motor Co. Ltd.	41,600	639,490
	Macnica Holdings, Inc.	26,650	1,075,543
	Macromill, Inc.	35,693	208,944
	Maeda Kosen Co. Ltd.	25,800	282,464
	Maezawa Industries, Inc.	15,100	143,063
	Maezawa Kasei Industries Co. Ltd.	11,300	145,197
	Maezawa Kyuso Industries Co. Ltd.	13,500	131,716
	Makino Milling Machine Co. Ltd.	13,489	605,199
	Makita Corp. (6586 JP)	4,043	133,267
	Makita Corp. (MKTAY US), Sponsored ADR	2,976	96,720
	Mammy Mart Corp.	1,200	48,052
	Management Solutions Co. Ltd.	7,300	66,070
	Mandarake, Inc.	5,000	19,360
	Mandom Corp.	19,707	166,994
	Mani, Inc.	1,400	19,692
	MarkLines Co. Ltd.	7,000	139,804
#	Mars Group Holdings Corp.	7,380	180,606
	Marubeni Corp.	49,400	929,696
	Marubun Corp.	17,900	136,749
	Maruchiyo Yamaokaya Corp.	2,800	58,623
	Marudai Food Co. Ltd.	11,300	132,263
	Maruha Nichiro Corp.	32,168	719,350
	Marui Group Co. Ltd.	31,300	507,117
	Maruichi Steel Tube Ltd.	25,700	626,287
	MARUKA FURUSATO Corp.	9,869	153,460
	Marusan Securities Co. Ltd.	24,510	169,428
	Maruwa Co. Ltd.	4,300	1,152,035
	Maruzen Co. Ltd.	5,586	113,351
	Maruzen Showa Unyu Co. Ltd.	13,300	478,414
	Matsuda Sangyo Co. Ltd.	10,500	207,576
#	Matsui Construction Co. Ltd.	13,500	77,044
	Matsui Securities Co. Ltd.	59,900	335,762
	MatsukiyoCocokara & Co.	36,680	598,174
	Matsuyafoods Holdings Co. Ltd.	4,600	180,551
	Max Co. Ltd.	9,500	237,687
	Maxell Ltd.	32,200	369,488
	Maxvalu Tokai Co. Ltd.	6,700	141,629
	Mazda Motor Corp.	263,200	2,270,209
	McDonald's Holdings Co. Japan Ltd.	16,600	687,724
	MCJ Co. Ltd.	52,900	481,274
	Mebuki Financial Group, Inc.	385,923	1,606,387
	MEC Co. Ltd.	200	5,033
	Media Do Co. Ltd.	4,300	40,153
	Medical Data Vision Co. Ltd.	14,600	52,634
	Medical System Network Co. Ltd.	20,600	75,011
	Medikit Co. Ltd.	2,800	57,810
	Medipal Holdings Corp.	39,800	718,400
#	Medius Holdings Co. Ltd.	13,100	75,657
	MedPeer, Inc.	13,600	55,535
	Megachips Corp.	5,500	154,145
	Megmilk Snow Brand Co. Ltd.	38,757	737,175
	Meidensha Corp.	32,100	733,001
	Meiji Electric Industries Co. Ltd.	6,100	65,262
	MEIJI Holdings Co. Ltd.	18,100	457,104
#	Meiji Shipping Group Co. Ltd.	10,600	50,049
	Meiko Electronics Co. Ltd.	21,000	841,828

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meisei Industrial Co. Ltd.	33,800	$309,989
	MEITEC Group Holdings, Inc.	38,700	873,849
	Meito Sangyo Co. Ltd.	7,200	98,844
	Meiwa Corp.	19,700	92,324
#	Meiwa Estate Co. Ltd.	10,900	70,175
	Melco Holdings, Inc.	5,900	129,375
	Menicon Co. Ltd.	41,700	389,974
#*	Mercari, Inc.	34,400	515,731
	METAWATER Co. Ltd.	13,400	166,413
	Micronics Japan Co. Ltd.	12,100	480,808
#	Midac Holdings Co. Ltd.	5,600	59,606
	Mie Kotsu Group Holdings, Inc.	47,700	175,534
#	Mikuni Corp.	19,800	51,879
	Milbon Co. Ltd.	704	15,658
	MIMAKI ENGINEERING Co. Ltd.	12,300	137,905
	Mimasu Semiconductor Industry Co. Ltd.	14,900	366,991
#	Minebea Mitsumi, Inc.	54,639	1,314,304
#	Ministop Co. Ltd.	700	7,918
#	Mirai Industry Co. Ltd.	6,700	161,437
#	Miraial Co. Ltd.	6,700	63,588
	Mirait One Corp.	39,610	562,915
	Mirarth Holdings, Inc.	75,700	271,795
	Miroku Jyoho Service Co. Ltd.	12,800	165,363
	MISUMI Group, Inc.	11,300	207,950
	Mitani Corp.	32,000	353,566
	Mitani Sangyo Co. Ltd.	17,700	42,475
	Mitani Sekisan Co. Ltd.	5,300	198,474
	Mito Securities Co. Ltd.	48,000	162,857
	Mitsuba Corp.	34,961	239,482
	Mitsubishi Chemical Group Corp.	698,180	4,123,622
	Mitsubishi Corp.	160,000	3,304,329
	Mitsubishi Electric Corp.	76,200	1,269,627
	Mitsubishi Estate Co. Ltd.	50,800	865,832
	Mitsubishi Gas Chemical Co., Inc.	50,891	962,086
	Mitsubishi HC Capital, Inc.	561,770	4,041,608
	Mitsubishi Heavy Industries Ltd.	246,500	2,954,568
	Mitsubishi Kakoki Kaisha Ltd.	5,900	153,582
	Mitsubishi Logisnext Co. Ltd.	29,000	254,645
	Mitsubishi Logistics Corp.	18,299	640,077
	Mitsubishi Materials Corp.	49,380	925,203
#	Mitsubishi Motors Corp.	400,200	1,140,845
#	Mitsubishi Paper Mills Ltd.	5,500	25,597
	Mitsubishi Pencil Co. Ltd.	15,650	242,838
	Mitsubishi Research Institute, Inc.	7,800	245,910
	Mitsubishi Shokuhin Co. Ltd.	15,600	550,448
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	94,002
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	830,400	9,591,411
	Mitsuboshi Belting Ltd.	6,900	202,419
	Mitsui & Co. Ltd. (8031 JP)	84,600	1,963,049
	Mitsui Chemicals, Inc.	95,100	2,749,532
	Mitsui DM Sugar Holdings Co. Ltd.	11,999	263,646
#	Mitsui E&S Co. Ltd.	87,000	757,401
	Mitsui Fudosan Co. Ltd.	32,400	335,659
#	Mitsui High-Tec, Inc.	37,500	292,536
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	532,044
	Mitsui Mining & Smelting Co. Ltd.	56,500	1,883,626
#	Mitsui OSK Lines Ltd.	36,600	1,162,531
	Mitsui-Soko Holdings Co. Ltd.	28,300	902,058
	Mitsuuroko Group Holdings Co. Ltd.	30,400	341,139

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miura Co. Ltd.	7,793	$181,006
	Miyaji Engineering Group, Inc.	11,600	371,329
	Miyazaki Bank Ltd.	14,700	331,775
	Miyoshi Oil & Fat Co. Ltd.	6,955	71,777
	Mizuho Financial Group, Inc. (8411 JP)	168,905	3,861,193
	Mizuho Leasing Co. Ltd.	129,000	973,408
	Mizuho Medy Co. Ltd.	9,300	106,802
	Mizuno Corp.	15,600	788,158
	Mochida Pharmaceutical Co. Ltd.	11,094	260,579
	Modec, Inc.	13,500	251,829
	Monex Group, Inc.	52,300	254,257
#	Monogatari Corp.	15,300	347,239
	MonotaRO Co. Ltd.	37,600	531,525
	Morinaga & Co. Ltd.	48,600	932,738
	Morinaga Milk Industry Co. Ltd.	63,600	1,526,294
	Moriroku Holdings Co. Ltd.	7,800	141,300
	Morita Holdings Corp.	19,400	250,000
	Morito Co. Ltd.	9,400	90,556
#	Morozoff Ltd.	4,600	137,056
	Mory Industries, Inc.	4,800	178,820
	MrMax Holdings Ltd.	23,300	111,229
	MS&AD Insurance Group Holdings, Inc.	118,246	2,787,595
	Mugen Estate Co. Ltd.	10,200	89,686
	m-up Holdings, Inc.	14,700	130,309
	Murakami Corp.	4,500	143,037
	Murata Manufacturing Co. Ltd.	81,300	1,808,760
	Musashi Seimitsu Industry Co. Ltd.	44,200	617,550
	Musashino Bank Ltd.	23,200	499,462
	Muto Seiko Co.	4,800	55,281
	Nachi-Fujikoshi Corp.	11,326	250,284
	Nafco Co. Ltd.	8,200	163,742
	Nagano Keiki Co. Ltd.	13,900	261,546
	Nagase & Co. Ltd.	52,400	1,151,166
	Nagase Brothers, Inc.	6,100	75,512
#	Nagawa Co. Ltd.	400	20,482
	Nagoya Railroad Co. Ltd.	19,200	233,662
	Naigai Trans Line Ltd.	3,700	70,286
	Nakabayashi Co. Ltd.	16,400	63,091
#	Nakamoto Packs Co. Ltd.	3,100	34,366
	Nakamuraya Co. Ltd.	4,408	99,515
	Nakanishi, Inc.	6,000	103,649
	Nakayama Steel Works Ltd.	29,300	187,660
#	Namura Shipbuilding Co. Ltd.	34,900	452,605
	Nankai Electric Railway Co. Ltd.	14,600	258,385
	Nanto Bank Ltd.	16,653	388,599
#	Nanyo Corp.	7,800	56,704
	Narasaki Sangyo Co. Ltd.	2,400	48,981
	NCD Co. Ltd./Shinagawa	2,900	33,849
	NEC Capital Solutions Ltd.	9,600	273,088
	NEC Corp.	31,800	2,752,437
	NEC Networks & System Integration Corp.	21,400	394,135
	Needs Well, Inc.	8,200	20,575
	NET One Systems Co. Ltd.	40,900	826,698
	Neturen Co. Ltd.	17,300	126,350
#	New Art Holdings Co. Ltd.	6,700	77,120
	Nexon Co. Ltd.	4,300	92,616
#	Nextage Co. Ltd.	29,500	401,641
	NGK Insulators Ltd.	118,400	1,600,178
	NH Foods Ltd.	35,700	1,179,211

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	127,369	$1,400,763
	Nicca Chemical Co. Ltd.	6,100	40,355
	Nichias Corp.	42,039	1,309,468
	Nichiban Co. Ltd.	10,100	129,638
	Nichicon Corp.	32,000	234,332
	Nichiden Corp.	6,000	138,402
	Nichiha Corp.	22,600	565,094
	Nichimo Co. Ltd.	4,200	60,818
	Nichirei Corp.	38,000	1,001,975
	Nichireki Co. Ltd.	25,300	413,010
	Nichirin Co. Ltd.	9,620	243,641
	NIDEC Corp. (6594 JP)	19,100	840,222
	Nifco, Inc.	26,000	659,235
	Nihon Chouzai Co. Ltd.	9,980	104,784
	Nihon Dempa Kogyo Co. Ltd.	20,100	187,591
	Nihon Dengi Co. Ltd.	2,200	85,887
	Nihon Denkei Co. Ltd.	6,600	87,987
	Nihon Flush Co. Ltd.	15,100	93,450
	Nihon House Holdings Co. Ltd.	36,426	86,593
	Nihon Kagaku Sangyo Co. Ltd.	10,600	101,340
	Nihon Kohden Corp.	3,900	60,097
	Nihon M&A Center Holdings, Inc.	133,400	629,606
	Nihon Nohyaku Co. Ltd.	24,000	116,514
	Nihon Parkerizing Co. Ltd.	33,406	275,834
	Nihon Plast Co. Ltd.	14,600	39,845
	Nihon Shokuhin Kako Co. Ltd.	500	9,681
	Nihon Tokushu Toryo Co. Ltd.	11,600	96,201
	Nihon Trim Co. Ltd.	2,200	50,424
#	Nihon Yamamura Glass Co. Ltd.	3,000	29,486
	Nikkiso Co. Ltd.	41,734	330,163
	Nikko Co. Ltd.	23,800	124,159
	Nikkon Holdings Co. Ltd.	47,000	1,185,433
	Nikon Corp.	96,000	1,102,621
	Nintendo Co. Ltd.	105,100	5,807,657
	Nippi, Inc.	1,599	68,573
	Nippn Corp.	41,700	655,514
	Nippon Air Conditioning Services Co. Ltd.	16,100	109,619
	Nippon Aqua Co. Ltd.	9,500	56,587
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,300	113,912
	Nippon Carbide Industries Co., Inc.	6,900	85,225
	Nippon Carbon Co. Ltd.	5,454	180,279
	Nippon Care Supply Co. Ltd.	100	1,334
	Nippon Chemical Industrial Co. Ltd.	6,100	100,928
*	Nippon Chemi-Con Corp.	20,523	197,834
#	Nippon Coke & Engineering Co. Ltd.	164,800	121,351
	Nippon Concept Corp.	6,800	78,627
	Nippon Concrete Industries Co. Ltd.	31,100	79,170
	Nippon Denko Co. Ltd.	80,473	155,488
	Nippon Densetsu Kogyo Co. Ltd.	20,000	269,006
	Nippon Dry-Chemical Co. Ltd.	4,800	91,914
	Nippon Electric Glass Co. Ltd.	38,500	918,683
	Nippon Express Holdings, Inc.	42,100	2,083,144
#	Nippon Fine Chemical Co. Ltd.	9,700	168,299
	Nippon Gas Co. Ltd.	68,400	1,066,215
	Nippon Hume Corp.	16,100	132,059
	Nippon Kayaku Co. Ltd.	59,900	500,920
	Nippon Kodoshi Corp.	5,300	76,205
	Nippon Light Metal Holdings Co. Ltd.	64,430	757,249
	Nippon Paint Holdings Co. Ltd.	54,700	349,176

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Paper Industries Co. Ltd.	106,319	$688,482
	Nippon Parking Development Co. Ltd.	127,800	175,751
#	Nippon Rietec Co. Ltd.	11,303	94,320
	Nippon Road Co. Ltd.	17,300	193,822
	Nippon Sanso Holdings Corp.	44,100	1,441,265
	Nippon Seiki Co. Ltd.	46,100	421,135
	Nippon Seisen Co. Ltd.	11,000	87,524
	Nippon Sharyo Ltd.	4,900	74,729
#*	Nippon Sheet Glass Co. Ltd.	87,500	244,941
	Nippon Shinyaku Co. Ltd.	19,400	443,591
	Nippon Shokubai Co. Ltd.	42,000	455,413
	Nippon Signal Co. Ltd.	27,276	189,740
	Nippon Soda Co. Ltd.	16,200	582,475
#	Nippon Steel Corp.	126,750	2,752,055
	Nippon Telegraph & Telephone Corp.	1,210,500	1,290,046
	Nippon Thompson Co. Ltd.	37,800	152,051
	Nippon Yakin Kogyo Co. Ltd.	17,900	587,457
#	Nippon Yusen KK	55,663	1,793,678
	Nipro Corp.	134,900	1,177,993
	Nireco Corp.	1,800	16,763
	Nishikawa Rubber Co. Ltd.	10,200	130,012
#	Nishimatsuya Chain Co. Ltd.	12,800	194,967
	Nishimoto Co. Ltd.	11,100	103,524
	Nishi-Nippon Financial Holdings, Inc.	81,600	1,111,041
	Nishi-Nippon Railroad Co. Ltd.	12,500	207,557
	Nishio Holdings Co. Ltd.	16,416	446,019
	Nissan Chemical Corp.	42,600	1,374,529
	Nissan Motor Co. Ltd.	959,626	3,045,972
	Nissan Shatai Co. Ltd.	34,200	213,466
	Nissan Tokyo Sales Holdings Co. Ltd.	26,500	89,949
	Nissei ASB Machine Co. Ltd.	6,200	229,798
#	Nissei Plastic Industrial Co. Ltd.	7,900	55,014
	Nissha Co. Ltd.	32,400	395,327
	Nisshin Group Holdings Co. Ltd.	25,100	91,853
	Nisshin Oillio Group Ltd.	23,200	800,600
	Nisshin Seifun Group, Inc.	57,200	707,817
	Nisshinbo Holdings, Inc.	68,808	504,222
	Nissin Corp.	12,300	366,418
	Nissin Foods Holdings Co. Ltd.	7,800	231,916
	Nisso Holdings Co. Ltd.	10,600	58,290
	Nissui Corp.	226,400	1,358,945
	Niterra Co. Ltd.	69,100	2,046,617
	Nitori Holdings Co. Ltd.	1,800	220,132
	Nitta Corp.	12,904	350,801
	Nitta Gelatin, Inc.	7,200	36,495
	Nittetsu Mining Co. Ltd.	11,400	361,526
	Nitto Denko Corp.	21,200	1,840,869
	Nitto Fuji Flour Milling Co. Ltd.	2,600	121,134
	Nitto Kogyo Corp.	19,800	450,179
	Nitto Kohki Co. Ltd.	5,200	79,813
	Nitto Seiko Co. Ltd.	21,400	85,754
	Nittoc Construction Co. Ltd.	27,600	210,720
	Nittoku Co. Ltd.	6,600	81,180
	NJS Co. Ltd.	1,300	34,041
	Noda Corp.	10,400	68,186
	Noevir Holdings Co. Ltd.	6,485	250,737
	NOF Corp.	46,500	666,367
	Nohmi Bosai Ltd.	11,600	191,601
	Nojima Corp.	62,300	685,101

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NOK Corp.	45,500	$665,069
	Nomura Holdings, Inc. (8604 JP)	120,000	739,873
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	49,817
#	Nomura Micro Science Co. Ltd.	10,800	257,166
	Nomura Real Estate Holdings, Inc.	31,500	880,573
	Nomura Research Institute Ltd.	82,500	2,546,915
	Noritake Co. Ltd.	18,800	499,261
	Noritsu Koki Co. Ltd.	16,200	438,105
	Noritz Corp.	17,538	219,551
	North Pacific Bank Ltd.	127,900	433,690
	NPR-RIKEN Corp.	21,624	393,846
	NS Solutions Corp.	15,600	357,748
	NS Tool Co. Ltd.	7,600	46,902
	NS United Kaiun Kaisha Ltd.	9,900	319,991
	NSD Co. Ltd.	28,480	586,275
	NSK Ltd.	82,093	430,406
	NSW, Inc.	8,700	188,468
	NTN Corp.	367,031	742,483
	NTT Data Group Corp.	30,400	473,462
	Oat Agrio Co. Ltd.	3,100	37,836
	Obara Group, Inc.	6,600	175,596
	Obayashi Corp.	136,700	1,794,778
#	Odakyu Electric Railway Co. Ltd.	22,200	224,601
#	Oenon Holdings, Inc.	42,300	120,653
	Ogaki Kyoritsu Bank Ltd.	24,000	371,295
	Ohara, Inc.	6,500	62,026
	Ohashi Technica, Inc.	9,700	124,931
	Ohmoto Gumi Co. Ltd.	2,100	31,046
	Ohsho Food Service Corp.	4,100	250,784
	OIE Sangyo Co. Ltd.	3,100	42,049
	Oiles Corp.	19,216	300,842
#*	Oisix ra daichi, Inc.	19,600	179,661
	Oita Bank Ltd.	10,200	230,854
	Oji Holdings Corp.	341,400	1,454,008
	Okabe Co. Ltd.	32,741	172,403
	Okada Aiyon Corp.	1,400	22,325
	Okamoto Industries, Inc.	6,200	212,939
	Okamoto Machine Tool Works Ltd.	3,700	104,272
	Okamura Corp.	35,100	516,403
	Okasan Securities Group, Inc.	66,400	321,493
	Oki Electric Industry Co. Ltd.	57,758	391,972
	Okinawa Cellular Telephone Co.	16,200	435,610
	Okinawa Electric Power Co., Inc.	14,252	105,235
	Okinawa Financial Group, Inc.	17,400	334,896
	OKUMA Corp.	17,500	874,124
	Okumura Corp.	18,900	645,330
	Okura Industrial Co. Ltd.	7,900	151,938
	Okuwa Co. Ltd.	21,000	124,025
	Omron Corp.	800	29,675
*	One Career, Inc.	1,200	30,422
	Ono Pharmaceutical Co. Ltd.	36,000	531,084
	Onoken Co. Ltd.	12,500	135,612
	Onward Holdings Co. Ltd.	64,000	237,562
#	Ootoya Holdings Co. Ltd.	2,100	73,256
	Open House Group Co. Ltd.	27,500	974,017
	Open Up Group, Inc.	1,700	24,587
	Optex Group Co. Ltd.	22,500	256,513
*	Optim Corp.	10,200	45,794
	Optorun Co. Ltd.	23,900	312,124

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oracle Corp.	8,400	$685,685
	Organo Corp.	10,100	458,086
	Orient Corp.	22,884	160,467
	Oriental Land Co. Ltd.	79,600	2,278,908
	Oriental Shiraishi Corp.	94,500	219,028
	ORIX Corp. (8591 JP)	95,500	2,310,111
	Oro Co. Ltd.	3,600	61,128
	Osaka Gas Co. Ltd.	20,900	473,054
	Osaka Organic Chemical Industry Ltd.	4,100	94,876
	Osaka Steel Co. Ltd.	8,600	145,946
#	OSAKA Titanium Technologies Co. Ltd.	14,600	239,158
	Osaki Electric Co. Ltd.	33,900	153,743
	OSG Corp.	48,300	666,371
	Otsuka Corp.	22,600	500,992
	Otsuka Holdings Co. Ltd.	5,800	295,616
	OUG Holdings, Inc.	3,000	53,340
#	Oval Corp.	8,600	25,342
	Oyo Corp.	13,600	225,904
#	Ozu Corp.	3,900	42,010
	Pacific Industrial Co. Ltd.	36,600	380,235
#*	Pacific Metals Co. Ltd.	11,455	104,004
	Pack Corp.	10,800	282,829
	PAL GROUP Holdings Co. Ltd.	39,600	543,502
	PALTAC Corp.	11,650	357,380
	Pan Pacific International Holdings Corp.	88,600	2,311,504
	Panasonic Holdings Corp.	250,981	2,055,830
	Paraca, Inc.	3,600	50,034
	Paramount Bed Holdings Co. Ltd.	25,286	425,763
*	Park24 Co. Ltd.	56,200	601,260
	Parker Corp.	8,500	48,610
#	Pasona Group, Inc.	13,400	211,084
	Pegasus Co. Ltd.	27,400	107,175
	Penta-Ocean Construction Co. Ltd.	208,600	926,071
	People Dreams & Technologies Group Co. Ltd.	5,600	70,783
*	PeptiDream, Inc.	8,000	147,423
	Persol Holdings Co. Ltd.	585,600	1,004,365
#	Pharma Foods International Co. Ltd.	12,800	93,584
*	PIA Corp.	2,900	60,873
	Pickles Holdings Co. Ltd.	8,605	64,774
	Pigeon Corp.	35,700	363,246
	PILLAR Corp.	21,300	722,238
	Pilot Corp.	17,100	513,647
	Piolax, Inc.	22,813	373,756
	Plus Alpha Consulting Co. Ltd.	15,000	192,239
	Pola Orbis Holdings, Inc.	3,200	30,179
#	Port, Inc.	5,300	71,151
*	PR Times Corp.	2,500	29,922
	Premium Group Co. Ltd.	27,600	368,316
	Premium Water Holdings, Inc.	2,000	39,231
#	Press Kogyo Co. Ltd.	69,700	290,763
	Pressance Corp.	20,400	275,827
	Prestige International, Inc.	63,000	299,104
	Prima Meat Packers Ltd.	20,900	349,412
	Procrea Holdings, Inc.	18,834	239,477
	Pronexus, Inc.	11,500	99,021
	Pro-Ship, Inc.	5,100	50,347
	Proto Corp.	26,000	255,300
	PS Construction Co. Ltd.	12,600	86,236
	QB Net Holdings Co. Ltd.	15,708	153,168

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Qol Holdings Co. Ltd.	19,600	$198,985
	Quick Co. Ltd.	6,500	93,742
	Raito Kogyo Co. Ltd.	26,400	383,036
	Raiznext Corp.	22,600	277,687
#	Raksul, Inc.	32,600	247,562
	Rakus Co. Ltd.	26,700	374,079
*	Rakuten Bank Ltd.	4,100	91,368
*	Rakuten Group, Inc.	3,300	19,360
	Rasa Corp.	5,700	65,157
	Rasa Industries Ltd.	6,400	121,630
	Raysum Co. Ltd.	8,954	202,180
	Recruit Holdings Co. Ltd.	90,500	5,189,568
	Relo Group, Inc.	46,600	556,897
#	Renaissance, Inc.	7,800	54,502
	Renesas Electronics Corp.	158,300	2,726,539
*	Renewable Japan Co. Ltd.	5,600	28,259
	Rengo Co. Ltd.	173,800	1,212,180
#*	RENOVA, Inc.	12,059	73,915
	Resona Holdings, Inc.	401,389	2,878,338
	Resonac Holdings Corp.	87,217	2,165,223
	Resorttrust, Inc.	27,900	470,946
	Restar Corp.	11,700	230,670
	Retail Partners Co. Ltd.	20,000	224,250
	Rheon Automatic Machinery Co. Ltd.	13,100	134,611
#	Rhythm Co. Ltd.	4,800	120,581
	Ricoh Co. Ltd.	174,700	1,626,335
	Ricoh Leasing Co. Ltd.	17,300	629,769
	Ride On Express Holdings Co. Ltd.	3,200	22,055
	Riken Keiki Co. Ltd.	1,300	38,167
	Riken Technos Corp.	35,100	231,280
	Riken Vitamin Co. Ltd.	17,400	327,944
	Rinnai Corp.	20,700	508,973
	Rion Co. Ltd.	6,500	104,139
	Riso Kagaku Corp.	1,358	30,503
#	Riso Kyoiku Co. Ltd.	22,010	35,637
	Rix Corp.	800	16,278
#	Rock Field Co. Ltd.	7,600	76,728
	Rohm Co. Ltd.	23,000	313,587
	Rohto Pharmaceutical Co. Ltd.	16,800	394,614
	Rokko Butter Co. Ltd.	7,341	74,536
	Roland Corp.	9,500	246,216
	Rorze Corp.	7,600	1,236,039
	Round One Corp.	111,300	662,684
	Royal Holdings Co. Ltd.	18,800	317,928
	RS Technologies Co. Ltd.	8,400	181,271
	Ryobi Ltd.	22,700	311,276
	RYODEN Corp.	11,500	218,441
#	Ryohin Keikaku Co. Ltd.	94,800	1,787,716
	Ryoyo Ryosan Holdings, Inc.	8,724	167,182
	S Foods, Inc.	16,700	331,388
	S&B Foods, Inc.	5,800	179,724
	Sac's Bar Holdings, Inc.	9,176	48,539
	Saibu Gas Holdings Co. Ltd.	7,100	90,916
	Saizeriya Co. Ltd.	13,800	531,760
	Sakai Chemical Industry Co. Ltd.	11,500	218,097
	Sakai Heavy Industries Ltd.	3,400	133,288
	Sakai Moving Service Co. Ltd.	12,800	226,880
	Sakata INX Corp.	37,400	439,456
#	Sakata Seed Corp.	7,500	172,933

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakura Internet, Inc.	14,000	$284,002
	Sala Corp.	45,400	251,584
#	Samco, Inc.	500	14,160
	SAMTY HOLDINGS Co. Ltd.	14,600	266,795
	San Holdings, Inc.	16,800	146,359
	San ju San Financial Group, Inc.	6,560	89,882
	San-A Co. Ltd.	9,500	324,171
	San-Ai Obbli Co. Ltd.	59,300	812,910
	Sangetsu Corp.	32,600	648,595
	San-In Godo Bank Ltd.	80,177	762,430
	Sanken Electric Co. Ltd.	20,600	1,005,258
	Sanki Engineering Co. Ltd.	39,400	616,034
	Sanko Gosei Ltd.	22,601	105,144
	Sanko Metal Industrial Co. Ltd.	3,300	97,135
	Sankyo Co. Ltd.	94,500	1,049,325
	Sankyo Frontier Co. Ltd.	3,200	89,597
	Sankyo Seiko Co. Ltd.	29,700	136,529
	Sankyo Tateyama, Inc.	23,400	116,207
	Sankyu, Inc.	33,500	1,144,287
	Sanoh Industrial Co. Ltd.	25,700	170,627
	Sanrio Co. Ltd.	31,900	677,279
	Sansei Technologies, Inc.	8,000	87,285
#	Sansha Electric Manufacturing Co. Ltd.	7,100	50,601
	Sanshin Electronics Co. Ltd.	9,400	135,573
	Santec Holdings Corp.	4,100	222,406
	Santen Pharmaceutical Co. Ltd.	61,100	733,272
	Sanwa Holdings Corp.	112,300	2,405,492
	Sanyo Chemical Industries Ltd.	6,608	181,121
	Sanyo Denki Co. Ltd.	8,000	387,570
	Sanyo Electric Railway Co. Ltd.	5,100	69,100
	Sanyo Shokai Ltd.	7,137	120,433
	Sanyo Special Steel Co. Ltd.	16,200	229,591
	Sanyo Trading Co. Ltd.	21,700	218,202
	Sapporo Holdings Ltd.	15,700	674,552
	Sato Foods Co. Ltd.	800	39,446
	Sato Holdings Corp.	22,700	327,102
	Sato Shoji Corp.	9,500	106,441
	Satori Electric Co. Ltd.	5,400	75,149
	Sawai Group Holdings Co. Ltd.	24,761	1,086,997
	SAXA, Inc.	1,900	32,575
*	SBI ARUHI Corp.	12,290	77,165
	SBI Holdings, Inc.	41,051	1,067,065
	SBI Sumishin Net Bank Ltd.	16,500	315,308
	SBS Holdings, Inc.	17,900	329,053
	SCREEN Holdings Co. Ltd.	17,800	1,508,367
	Scroll Corp.	28,200	193,038
	SCSK Corp.	38,265	753,358
	SEC Carbon Ltd.	7,500	118,672
	Secom Co. Ltd.	3,555	226,997
	Seed Co. Ltd.	4,600	17,225
	Sega Sammy Holdings, Inc.	42,700	691,478
	Segue Group Co. Ltd.	4,100	16,899
	Seibu Holdings, Inc.	56,900	1,068,121
	Seika Corp.	7,000	194,210
	Seikagaku Corp.	19,000	113,154
	Seikitokyu Kogyo Co. Ltd.	10,700	123,167
	Seiko Epson Corp.	62,900	1,088,825
	Seiko Group Corp.	23,236	694,509
	Seino Holdings Co. Ltd.	32,700	511,781

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiren Co. Ltd.	20,900	$328,893
	Sekisui Chemical Co. Ltd.	42,500	641,240
#	Sekisui House Ltd.	39,140	980,705
	Sekisui Jushi Corp.	15,486	260,919
	Sekisui Kasei Co. Ltd.	4,500	13,480
	SEMITEC Corp.	4,000	55,146
	Senko Group Holdings Co. Ltd.	99,500	760,382
	Senshu Electric Co. Ltd.	12,800	433,285
	Senshu Ikeda Holdings, Inc.	133,600	342,802
#*	Senshukai Co. Ltd.	23,300	46,678
	Seria Co. Ltd.	16,800	392,904
	Seven & i Holdings Co. Ltd.	514,800	6,164,603
	Seven Bank Ltd.	284,900	534,485
#	SFP Holdings Co. Ltd.	4,100	57,803
	SG Holdings Co. Ltd.	130,800	1,330,059
#*	Sharingtechnology, Inc.	12,100	56,232
*	Sharp Corp.	8,433	49,112
	Shibaura Electronics Co. Ltd.	12,000	239,735
	Shibaura Machine Co. Ltd.	21,200	521,022
	Shibaura Mechatronics Corp.	14,100	742,918
	Shibusawa Warehouse Co. Ltd.	6,800	138,488
	Shibuya Corp.	14,400	350,777
*	SHIFT, Inc.	5,500	422,494
	Shiga Bank Ltd.	20,467	549,683
	Shikibo Ltd.	8,402	65,267
	Shikoku Bank Ltd.	31,901	251,393
	Shikoku Electric Power Co., Inc.	26,900	234,606
	Shikoku Kasei Holdings Corp.	26,400	403,590
	Shima Seiki Manufacturing Ltd.	17,220	194,669
	Shimadzu Corp.	40,800	1,203,367
	Shimamura Co. Ltd.	12,800	627,340
	Shimano, Inc.	600	106,442
#	Shimizu Bank Ltd.	5,300	56,998
	Shimizu Corp.	151,500	952,169
#	Shimojima Co. Ltd.	10,700	93,967
	Shin Nippon Air Technologies Co. Ltd.	9,800	292,903
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	121,210
	Shinagawa Refractories Co. Ltd.	24,100	294,804
	Shindengen Electric Manufacturing Co. Ltd.	5,300	103,099
	Shin-Etsu Chemical Co. Ltd.	82,600	3,669,974
	Shin-Etsu Polymer Co. Ltd.	30,100	323,092
	Shinki Bus Co. Ltd.	400	9,169
	Shinko Electric Industries Co. Ltd.	13,500	513,466
	Shinko Shoji Co. Ltd.	30,300	179,596
	Shinmaywa Industries Ltd.	50,000	491,853
	Shinnihon Corp.	22,300	248,361
	Shinnihonseiyaku Co. Ltd.	6,800	80,034
	Shinobu Foods Products Co. Ltd.	5,400	33,294
	Shinsho Corp.	4,800	280,261
	Shinwa Co. Ltd. (3447 JP)	9,800	49,457
	Shinwa Co. Ltd. (7607 JP)	6,400	113,825
	Shionogi & Co. Ltd.	16,400	721,421
	Ship Healthcare Holdings, Inc.	38,200	583,108
	Shiseido Co. Ltd.	9,600	300,014
	Shizuoka Financial Group, Inc.	83,400	833,023
	Shizuoka Gas Co. Ltd.	42,600	270,825
	SHO-BOND Holdings Co. Ltd.	2,800	107,835
	Shoei Co. Ltd.	31,200	413,509
	Shoei Foods Corp.	3,300	111,813

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shofu, Inc.	1,100	$34,595
	Showa Sangyo Co. Ltd.	16,000	349,248
	SIGMAXYZ Holdings, Inc.	21,800	215,433
	Siix Corp.	32,200	268,303
*	Simplex Holdings, Inc.	9,700	139,846
	Sinanen Holdings Co. Ltd.	7,300	259,756
	Sinfonia Technology Co. Ltd.	26,300	559,115
	Sinko Industries Ltd.	8,300	224,260
	Sintokogio Ltd.	24,000	178,173
	SK Kaken Co. Ltd.	3,900	250,413
#	SK-Electronics Co. Ltd.	9,300	192,434
	SKY Perfect JSAT Holdings, Inc.	128,700	757,227
#	Skylark Holdings Co. Ltd.	86,000	1,178,477
#*	Smaregi, Inc.	3,100	47,100
	SMC Corp.	200	97,313
	SMK Corp.	2,500	41,926
	SMS Co. Ltd.	30,500	444,559
	Socionext, Inc.	51,100	1,031,895
	Soda Nikka Co. Ltd.	14,300	112,661
	Sodick Co. Ltd.	29,000	146,070
	Soft99 Corp.	7,600	79,065
	SoftBank Corp.	289,500	3,776,455
	SoftBank Group Corp.	31,000	1,894,485
	Softcreate Holdings Corp.	7,400	88,332
	Software Service, Inc.	2,500	233,582
	Sohgo Security Services Co. Ltd.	109,500	700,396
	Sojitz Corp.	102,540	2,425,386
	Soken Chemical & Engineering Co. Ltd.	7,400	129,711
	Solasto Corp.	32,099	108,841
	Soliton Systems KK	7,500	60,324
	Sompo Holdings, Inc.	61,750	1,408,018
	Sony Group Corp. (6758 JP)	167,000	14,832,705
	Sony Group Corp. (SONY US), Sponsored ADR	38,460	3,407,171
	Sotetsu Holdings, Inc.	16,500	270,638
	Space Co. Ltd.	12,400	95,700
	Sparx Group Co. Ltd.	13,779	150,768
	SPK Corp.	6,364	97,256
	S-Pool, Inc.	39,100	83,050
	Square Enix Holdings Co. Ltd.	2,400	81,053
	SRA Holdings	8,200	237,845
*	SRE Holdings Corp.	2,900	93,433
	SRS Holdings Co. Ltd.	9,100	77,671
	ST Corp.	8,000	84,885
	Stanley Electric Co. Ltd.	67,000	1,315,472
	Star Mica Holdings Co. Ltd.	23,400	106,202
	Star Micronics Co. Ltd.	23,600	331,190
	Startia Holdings, Inc.	4,900	70,069
	Starts Corp., Inc.	23,900	551,291
	Starzen Co. Ltd.	12,200	255,252
	St-Care Holding Corp.	10,200	60,960
	Stella Chemifa Corp.	3,400	93,688
	Step Co. Ltd.	7,500	102,481
	STI Foods Holdings, Inc.	1,500	49,768
	Strike Co. Ltd.	3,900	105,333
#	Studio Alice Co. Ltd.	8,000	114,193
	Subaru Corp.	323,300	6,215,927
#	Subaru Enterprise Co. Ltd.	7,900	155,315
	Sugi Holdings Co. Ltd.	29,418	508,313
	Sugimoto & Co. Ltd.	7,500	146,536

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SUMCO Corp.	64,100	$1,053,829
	Sumida Corp.	28,704	203,794
#	Sumiseki Holdings, Inc.	28,100	195,296
	Sumitomo Bakelite Co. Ltd.	33,700	948,719
#	Sumitomo Chemical Co. Ltd.	400,100	1,025,638
	Sumitomo Corp.	90,000	2,236,279
	Sumitomo Densetsu Co. Ltd.	9,152	251,504
	Sumitomo Electric Industries Ltd.	221,583	3,351,900
#	Sumitomo Forestry Co. Ltd.	59,700	2,545,784
	Sumitomo Heavy Industries Ltd.	46,100	1,238,029
	Sumitomo Metal Mining Co. Ltd.	42,800	1,305,146
	Sumitomo Mitsui Construction Co. Ltd.	36,660	97,012
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	98,941	7,144,819
	Sumitomo Mitsui Trust Holdings, Inc.	88,700	2,242,055
	Sumitomo Osaka Cement Co. Ltd.	26,900	757,432
*	Sumitomo Pharma Co. Ltd.	28,645	79,415
	Sumitomo Realty & Development Co. Ltd.	62,700	2,072,406
	Sumitomo Riko Co. Ltd.	32,788	330,935
	Sumitomo Rubber Industries Ltd.	110,853	1,155,035
	Sumitomo Seika Chemicals Co. Ltd.	8,300	294,110
	Sumitomo Warehouse Co. Ltd.	43,400	816,141
	Sun Frontier Fudousan Co. Ltd.	30,000	408,185
#	Suncall Corp.	20,800	67,828
	Sundrug Co. Ltd.	19,200	533,191
	Suntory Beverage & Food Ltd.	15,400	553,109
	Sun-Wa Technos Corp.	8,900	128,602
#	SUNWELS Co. Ltd.	7,100	120,412
	Suruga Bank Ltd.	117,700	934,035
	Suzuden Corp.	7,200	90,808
	Suzuken Co. Ltd.	20,346	741,486
	Suzuki Co. Ltd.	8,000	77,029
	Suzuki Motor Corp.	134,100	1,541,102
	SWCC Corp.	28,700	851,663
	Sysmex Corp.	119,300	1,953,092
	System Research Co. Ltd.	4,500	45,994
	System Support, Inc.	2,400	31,589
	Systems Engineering Consultants Co. Ltd.	900	25,452
	Systena Corp.	124,000	279,098
	Syuppin Co. Ltd.	15,300	148,074
	T Hasegawa Co. Ltd.	14,400	309,189
	T RAD Co. Ltd.	3,700	90,903
	T&D Holdings, Inc.	42,200	791,070
	Tachibana Eletech Co. Ltd.	16,820	336,125
	Tachikawa Corp.	8,800	81,739
	Tachi-S Co. Ltd.	29,100	385,638
	Tadano Ltd.	78,800	585,926
	Taihei Dengyo Kaisha Ltd.	7,500	264,677
	Taiheiyo Cement Corp.	67,789	1,851,511
	Taiho Kogyo Co. Ltd.	16,600	81,856
	Taikisha Ltd.	11,500	396,419
	Taiko Bank Ltd.	2,300	25,069
	Taisei Corp.	6,800	288,805
	Taisei Lamick Co. Ltd.	4,400	82,534
	Taisei Oncho Co. Ltd.	400	11,804
	Taiyo Holdings Co. Ltd.	21,804	521,093
#	Taiyo Yuden Co. Ltd.	9,900	297,496
	Takamatsu Construction Group Co. Ltd.	9,400	196,253
	Takamiya Co. Ltd.	15,500	49,207
	Takaoka Toko Co. Ltd.	8,364	112,186

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara & Co. Ltd.	8,500	$171,170
	Takara Holdings, Inc.	47,400	359,617
	Takara Standard Co. Ltd.	18,900	218,091
	Takasago International Corp.	8,200	212,241
	Takasago Thermal Engineering Co. Ltd.	12,100	476,533
	Takashima & Co. Ltd.	10,000	66,109
	Takashimaya Co. Ltd.	105,200	1,948,097
#	Takatori Corp.	2,800	57,854
	Take & Give Needs Co. Ltd.	9,900	66,618
	TAKEBISHI Corp.	5,800	96,140
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	112,052	3,145,778
	Takeuchi Manufacturing Co. Ltd.	20,700	662,140
	Taki Chemical Co. Ltd.	2,500	73,986
	Takuma Co. Ltd.	6,000	69,660
	Tama Home Co. Ltd.	10,100	302,146
	Tamron Co. Ltd.	28,800	814,585
	Tamura Corp.	73,000	328,190
	Tanabe Engineering Corp.	3,100	36,371
#	Tanaka Chemical Corp.	4,500	29,222
	Tanseisha Co. Ltd.	26,250	161,833
#	TASUKI Holdings, Inc.	15,300	70,056
*	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	227,082
	Tayca Corp.	10,200	115,298
#	Tazmo Co. Ltd.	7,000	143,999
	TBS Holdings, Inc.	14,600	412,336
	TDC Soft, Inc.	14,200	121,551
	TDK Corp. (6762 JP)	50,500	3,522,996
	TechMatrix Corp.	20,800	290,753
	Techno Medica Co. Ltd.	4,000	47,751
	Techno Quartz, Inc.	900	34,847
	Techno Ryowa Ltd.	7,000	77,619
	Techno Smart Corp.	8,600	106,050
	TechnoPro Holdings, Inc.	43,400	834,538
	Tecnos Japan, Inc.	4,600	25,605
	Teijin Ltd.	121,936	1,173,393
	Teikoku Electric Manufacturing Co. Ltd.	6,300	113,186
	Teikoku Sen-I Co. Ltd.	9,600	159,382
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	75,767
	Tekken Corp.	7,300	126,177
	Tenma Corp.	9,800	182,176
#	Tera Probe, Inc.	4,000	110,871
	Terasaki Electric Co. Ltd.	2,300	38,095
	Terumo Corp.	6,700	120,120
#	TESEC Corp.	2,200	25,442
	Tess Holdings Co. Ltd.	41,400	112,282
#	T-Gaia Corp.	7,300	189,059
	THK Co. Ltd.	39,100	738,206
	Tigers Polymer Corp.	8,200	45,134
	TIS, Inc.	62,100	1,330,271
	TKC Corp.	9,000	213,162
#*	TKP Corp.	4,100	49,360
	Toa Corp. (1885 JP)	55,200	372,146
	Toa Corp. (6809 JP)	12,600	91,641
	TOA ROAD Corp.	44,000	365,396
	Toagosei Co. Ltd.	67,300	720,975
	Tobishima Corp.	7,173	73,184
	Tobu Railway Co. Ltd.	23,200	407,530
	TOC Co. Ltd.	23,200	109,574
	Tocalo Co. Ltd.	51,600	674,314

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tochigi Bank Ltd.	35,400	$84,238
	Toda Corp.	138,700	1,002,417
	Toei Animation Co. Ltd.	3,000	46,525
	Toenec Corp.	6,400	212,677
	Toho Bank Ltd.	71,700	150,468
	Toho Co. Ltd. (8142 JP)	6,600	140,113
	Toho Co. Ltd. (9602 JP)	2,100	75,416
	Toho Gas Co. Ltd.	12,900	398,433
#	Toho Holdings Co. Ltd.	22,000	639,726
#	Toho Titanium Co. Ltd.	29,600	270,642
#*	Toho Zinc Co. Ltd.	13,147	68,759
	Tohoku Bank Ltd.	7,400	60,646
	Tohoku Electric Power Co., Inc.	52,700	448,090
#	Tohokushinsha Film Corp.	35,700	152,039
	Tokai Carbon Co. Ltd.	160,202	1,026,656
	Tokai Corp.	16,967	253,203
	TOKAI Holdings Corp.	65,100	437,350
#	Tokai Rika Co. Ltd.	37,700	511,606
	Tokai Tokyo Financial Holdings, Inc.	118,052	461,355
	Token Corp.	2,120	167,501
	Tokio Marine Holdings, Inc. (8766 JP)	85,548	3,356,314
	Tokushu Tokai Paper Co. Ltd.	4,841	124,983
	Tokuyama Corp.	42,425	831,676
	Tokyo Century Corp.	144,000	1,533,913
*	Tokyo Electric Power Co. Holdings, Inc.	58,000	290,508
	Tokyo Electron Device Ltd.	15,900	413,223
	Tokyo Electron Ltd.	46,800	9,792,776
	Tokyo Energy & Systems, Inc.	11,500	100,011
	Tokyo Gas Co. Ltd.	21,000	460,102
	Tokyo Individualized Educational Institute, Inc.	8,100	22,320
	Tokyo Keiki, Inc.	7,600	170,636
	Tokyo Kiraboshi Financial Group, Inc.	20,499	617,809
	Tokyo Ohka Kogyo Co. Ltd.	3,400	87,515
	Tokyo Rope Manufacturing Co. Ltd.	10,700	90,747
	Tokyo Sangyo Co. Ltd.	11,100	54,408
	Tokyo Seimitsu Co. Ltd.	18,500	1,275,231
	Tokyo Steel Manufacturing Co. Ltd.	36,500	464,356
	Tokyo Tatemono Co. Ltd.	135,600	2,365,489
	Tokyo Tekko Co. Ltd.	7,000	236,092
#	Tokyotokeiba Co. Ltd.	11,247	315,246
	Tokyu Construction Co. Ltd.	40,530	213,121
#	Tokyu Corp.	23,392	283,403
	Tokyu Fudosan Holdings Corp.	457,982	3,306,759
	Toli Corp.	35,000	99,375
	Tomen Devices Corp.	2,800	132,281
	Tomoe Corp.	20,300	118,634
	Tomoe Engineering Co. Ltd.	6,200	178,975
	Tomoku Co. Ltd.	12,436	220,170
	TOMONY Holdings, Inc.	147,800	422,472
	Tomy Co. Ltd.	61,000	1,384,117
	Tonami Holdings Co. Ltd.	4,200	177,202
	Topcon Corp.	59,600	616,448
	TOPPAN Holdings, Inc.	40,700	1,151,246
	Topre Corp.	30,900	424,002
	Topy Industries Ltd.	13,800	213,643
	Toray Industries, Inc.	175,600	912,954
	Torex Semiconductor Ltd.	4,700	61,398
#	Toridoll Holdings Corp.	15,600	407,982
	Torigoe Co. Ltd.	13,900	66,694

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torii Pharmaceutical Co. Ltd.	10,300	$256,842
	Torishima Pump Manufacturing Co. Ltd.	14,500	300,692
	Tosei Corp.	28,900	482,328
	Toshiba TEC Corp.	17,700	396,748
	Tosho Co. Ltd.	15,100	73,184
	Tosoh Corp.	133,600	1,817,403
	Totech Corp.	10,200	173,810
	Totetsu Kogyo Co. Ltd.	15,466	335,142
	TOTO Ltd.	32,299	889,359
	Tottori Bank Ltd.	6,400	58,330
	Toukei Computer Co. Ltd.	2,800	84,642
	Tow Co. Ltd.	19,800	47,108
#	Towa Bank Ltd.	5,323	24,479
	Towa Corp.	4,900	282,246
	Towa Pharmaceutical Co. Ltd.	23,600	481,259
	Toyo Construction Co. Ltd.	48,300	492,629
	Toyo Corp.	22,900	242,402
	Toyo Engineering Corp.	28,599	153,167
#	Toyo Gosei Co. Ltd.	3,500	217,452
	Toyo Kanetsu KK	5,600	139,293
	Toyo Machinery & Metal Co. Ltd.	12,000	56,676
	Toyo Securities Co. Ltd.	47,300	120,195
	Toyo Seikan Group Holdings Ltd.	34,000	583,790
	Toyo Suisan Kaisha Ltd.	3,300	221,582
	Toyo Tanso Co. Ltd.	13,800	560,679
	Toyo Tire Corp.	95,700	1,561,426
	Toyobo Co. Ltd.	61,402	421,576
	Toyoda Gosei Co. Ltd.	50,100	914,760
	Toyota Boshoku Corp.	56,100	755,985
	Toyota Industries Corp.	7,100	596,898
	Toyota Motor Corp. (7203 JP)	653,790	12,559,800
	Toyota Motor Corp. (TM US), Sponsored ADR	22,210	4,298,745
	Toyota Tsusho Corp.	66,000	1,319,539
	TPR Co. Ltd.	19,500	322,527
	Traders Holdings Co. Ltd.	20,039	104,391
	Trancom Co. Ltd.	6,104	271,161
#	Transaction Co. Ltd.	13,100	156,596
#*	Transaction Media Networks, Inc.	7,000	22,682
	Transcosmos, Inc.	15,100	347,663
	TRE Holdings Corp.	42,851	374,085
	Treasure Factory Co. Ltd.	8,100	101,284
	Trend Micro, Inc. (4704 JP)	29,300	1,404,422
	Trinity Industrial Corp.	1,400	10,737
	Trusco Nakayama Corp.	29,800	482,397
	TS Tech Co. Ltd.	41,200	546,350
	TSI Holdings Co. Ltd.	29,300	175,788
	Tsubaki Nakashima Co. Ltd.	25,701	134,113
	Tsubakimoto Chain Co.	20,300	877,880
	Tsubakimoto Kogyo Co. Ltd.	8,700	119,144
#	Tsuburaya Fields Holdings, Inc.	27,700	291,455
	Tsugami Corp.	36,200	397,787
	Tsukishima Holdings Co. Ltd.	17,070	167,055
	Tsukuba Bank Ltd.	38,900	83,968
	Tsumura & Co.	37,400	991,598
	Tsuruha Holdings, Inc.	12,600	781,164
	Tsurumi Manufacturing Co. Ltd.	11,300	299,187
	Tsutsumi Jewelry Co. Ltd.	4,600	66,450
	Tsuzuki Denki Co. Ltd.	4,100	62,714
	TV Asahi Holdings Corp.	11,100	154,695

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tv Tokyo Holdings Corp.	4,400	$107,573
	UACJ Corp.	30,107	857,209
	UBE Corp.	52,220	933,041
	Ubicom Holdings, Inc.	2,700	23,930
	Uchida Yoko Co. Ltd.	8,200	427,140
#	UEX Ltd.	7,100	52,806
#	Ultrafabrics Holdings Co. Ltd.	7,800	60,783
	Ulvac, Inc.	2,200	134,809
#	U-Next Holdings Co. Ltd.	8,800	303,060
	Union Tool Co.	2,500	96,738
	Unipres Corp.	33,438	280,286
	United Arrows Ltd.	19,100	271,636
#	United Super Markets Holdings, Inc.	48,555	290,864
	UNITED, Inc.	17,800	97,107
#*	Unitika Ltd.	42,501	82,372
#	Universal Entertainment Corp.	9,879	100,772
	Urbanet Corp. Co. Ltd.	20,100	52,773
	User Local, Inc.	4,400	60,328
	Ushio, Inc.	36,900	529,130
	USS Co. Ltd.	125,800	1,134,654
	UT Group Co. Ltd.	26,600	576,195
	V Technology Co. Ltd.	4,600	89,494
	Valor Holdings Co. Ltd.	32,300	549,371
	Valqua Ltd.	12,400	303,315
#	Value HR Co. Ltd.	8,100	83,297
	ValueCommerce Co. Ltd.	14,300	112,372
	Vector, Inc.	17,700	116,609
	Vertex Corp.	21,480	291,854
	Vision, Inc.	24,800	223,266
#*	Visional, Inc.	10,400	549,096
	Vital KSK Holdings, Inc.	28,154	247,109
	VT Holdings Co. Ltd.	68,100	236,748
	Wacoal Holdings Corp.	13,800	402,160
	Wakachiku Construction Co. Ltd.	10,000	225,284
	Wakita & Co. Ltd.	32,400	361,863
	Warabeya Nichiyo Holdings Co. Ltd.	10,700	184,739
#	Waseda Academy Co. Ltd.	6,100	66,454
	Watahan & Co. Ltd.	14,000	172,751
	WATAMI Co. Ltd.	9,000	56,792
	WDB Holdings Co. Ltd.	8,900	108,852
	WDI Corp.	300	6,404
	Wealth Management, Inc.	1,900	12,691
	Weathernews, Inc.	2,100	80,156
	Welcia Holdings Co. Ltd.	77,900	1,043,320
	Wellneo Sugar Co. Ltd.	9,100	141,950
	Wellnet Corp.	5,800	27,953
#	West Holdings Corp.	9,381	144,565
	West Japan Railway Co.	20,900	411,459
	Will Group, Inc.	13,300	91,954
*	WingArc1st, Inc.	12,667	236,026
#	Workman Co. Ltd.	5,334	152,472
	World Co. Ltd.	22,300	333,919
	World Holdings Co. Ltd.	6,000	87,404
#*	W-Scope Corp.	11,600	37,340
	Xebio Holdings Co. Ltd.	17,601	141,980
	Yahagi Construction Co. Ltd.	24,500	273,227
	Yakult Honsha Co. Ltd.	5,300	108,679
	YAKUODO Holdings Co. Ltd.	9,017	169,610
	YAMABIKO Corp.	29,251	414,423

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAMADA Consulting Group Co. Ltd.	2,300	$33,492
	Yamada Holdings Co. Ltd.	96,300	292,178
	Yamae Group Holdings Co. Ltd.	8,100	126,721
	Yamagata Bank Ltd.	14,599	113,032
	Yamaguchi Financial Group, Inc.	62,801	780,675
	Yamaha Motor Co. Ltd.	243,400	2,266,535
	Yamaichi Electronics Co. Ltd.	7,900	168,395
#	Yamami Co.	1,400	32,171
	Yamanashi Chuo Bank Ltd.	10,900	146,788
	Yamashin-Filter Corp.	4,500	13,110
	Yamatane Corp.	7,400	160,739
	Yamato Corp.	14,000	93,489
	Yamato Holdings Co. Ltd.	36,400	442,081
	Yamato Kogyo Co. Ltd.	19,900	1,051,648
	Yamau Holdings Co. Ltd.	2,100	24,130
#	Yamax Corp.	1,400	11,206
#	Yamaya Corp.	3,600	75,408
	Yamazaki Baking Co. Ltd.	54,800	1,354,961
	Yamazen Corp.	46,000	475,823
	Yaoko Co. Ltd.	8,900	544,329
	Yashima Denki Co. Ltd.	12,500	143,586
	Yaskawa Electric Corp.	11,700	407,205
#	Yasuda Logistics Corp.	11,300	120,388
	Yellow Hat Ltd.	30,700	537,439
	Yodogawa Steel Works Ltd.	17,000	639,253
	Yokogawa Bridge Holdings Corp.	22,900	414,413
	Yokogawa Electric Corp.	33,500	847,960
	Yokohama Rubber Co. Ltd.	93,399	2,122,898
	Yokorei Co. Ltd.	41,323	298,827
	Yokowo Co. Ltd.	14,100	181,802
	Yomeishu Seizo Co. Ltd.	4,500	71,259
	Yondenko Corp.	8,000	203,742
#	Yondoshi Holdings, Inc.	5,800	75,844
	Yonex Co. Ltd.	30,600	446,944
	Yonkyu Co. Ltd.	700	10,359
	Yorozu Corp.	15,400	118,160
*	Yoshimura Food Holdings KK	8,400	89,646
#	Yoshinoya Holdings Co. Ltd.	24,300	467,598
	Yossix Holdings Co. Ltd.	2,500	50,831
	Yotai Refractories Co. Ltd.	12,200	147,986
	Yuasa Trading Co. Ltd.	17,400	649,156
	Yukiguni Maitake Co. Ltd.	10,500	71,426
	Yurtec Corp.	29,700	298,898
	Yushin Precision Equipment Co. Ltd.	11,500	54,317
	Yushiro Chemical Industry Co. Ltd.	9,100	108,944
	Yutaka Giken Co. Ltd.	3,700	52,652
	Zaoh Co. Ltd.	2,800	47,127
	Zenitaka Corp.	1,700	47,227
	Zenkoku Hosho Co. Ltd.	14,200	587,375
	Zenrin Co. Ltd.	22,100	142,161
#	Zensho Holdings Co. Ltd.	22,650	921,941
	Zeon Corp.	66,200	584,683
	ZERIA Pharmaceutical Co. Ltd.	17,400	254,150
	ZIGExN Co. Ltd.	40,700	157,418
#	ZOZO, Inc.	31,700	928,015
#	Zuiko Corp.	10,200	75,190
TOTAL JAPAN			865,776,394

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (3.3%)
	Aalberts NV	87,902	$3,361,163
Ω	ABN AMRO Bank NV, GDR	113,227	1,976,587
	Acomo NV	15,320	286,408
*Ω	Adyen NV	196	239,755
	Aegon Ltd. (AEG US)	1,405	9,061
	Aegon Ltd. (AGN NA)	431,223	2,790,553
	AFC Ajax NV	70	768
	Akzo Nobel NV	24,264	1,500,324
	Allfunds Group PLC	184,663	1,109,908
#	AMG Critical Materials NV	20,899	355,528
	Aperam SA	30,700	834,227
	Arcadis NV	54,043	3,859,812
	ArcelorMittal SA (MT US)	55,155	1,260,834
	ASM International NV	5,204	3,580,461
	ASML Holding NV (ASML US)	15,669	14,676,843
	ASR Nederland NV	123,220	6,190,849
*	Avantium NV	14,659	39,464
Ω	B&S Group SARL	21,653	110,855
#*Ω	Basic-Fit NV	35,769	865,310
	BE Semiconductor Industries NV	21,442	2,762,257
	Brunel International NV	13,366	152,378
	Coca-Cola Europacific Partners PLC	21,542	1,584,642
	Corbion NV	33,660	753,490
Ω	CTP NV	13,797	241,723
	Flow Traders Ltd.	12,948	215,850
	ForFarmers NV	10,327	32,636
	Fugro NV	127,046	3,393,142
	HAL Trust	799	98,706
	Heineken NV	13,745	1,219,742
	IMCD NV	21,790	3,133,259
	ING Groep NV (INGA NA)	269,172	4,885,726
*	InPost SA	41,245	714,592
	JDE Peet's NV	20,703	455,273
#	Kendrion NV	9,313	124,831
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	10,317,623
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	80,903
	Koninklijke BAM Groep NV	299,597	1,241,642
	Koninklijke Heijmans NV, CVA	24,137	697,875
	Koninklijke KPN NV	1,321,145	5,205,554
*	Koninklijke Philips NV (PHG US)	83,648	2,357,204
*	Koninklijke Philips NV (PHIA NA)	151	4,242
	Koninklijke Vopak NV	35,338	1,578,657
#	MFE-MediaForEurope NV (MFEB IM), Class B	57,557	266,986
	Nedap NV	4,008	252,890
	NN Group NV	127,886	6,417,851
	OCI NV	1,388	33,451
*	Pharming Group NV	19,321	16,725
*	Pluxee NV	17,797	417,159
#	PostNL NV	234,611	346,403
	Prosus NV (PRX NA)	20,259	706,700
	Qiagen NV (QGEN US)	17,410	774,590
	Qiagen NV (QIA GR)	2,312	102,891
	Randstad NV	60,802	2,961,359
	SBM Offshore NV	119,842	1,942,189
#*	SIF Holding NV	4,260	57,644
Ω	Signify NV	72,112	1,785,088
	Sligro Food Group NV	12,457	165,544
	TKH Group NV, CVA	31,500	1,380,384
#*	TomTom NV	2	12

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	27,856	$663,655
	Van Lanschot Kempen NV, CVA	27,463	1,188,579
	Wolters Kluwer NV	89,512	14,985,140
TOTAL NETHERLANDS			118,765,897
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	1,376,097	474,692
	Arvida Group Ltd.	423,397	409,156
	Auckland International Airport Ltd.	87,130	388,139
	Channel Infrastructure NZ Ltd.	234,341	206,129
	Chorus Ltd. (CHRYY US), ADR	462	10,820
#	Chorus Ltd. (CNU NZ)	296,781	1,396,286
	Comvita Ltd.	15,006	9,821
	Contact Energy Ltd.	103,288	522,610
	EBOS Group Ltd.	20,357	436,765
	Fletcher Building Ltd. (FBU NZ)	219,134	408,424
	Fonterra Co.-operative Group Ltd.	48,797	114,928
	Freightways Group Ltd.	86,229	467,181
	Genesis Energy Ltd.	325,532	429,554
*	Gentrack Group Ltd.	12,020	75,239
	Hallenstein Glasson Holdings Ltd.	37,414	131,903
#	Heartland Group Holdings Ltd.	556,463	353,484
	Infratil Ltd.	50,962	327,393
#	Investore Property Ltd.	54,800	37,882
	KMD Brands Ltd.	390,183	103,449
	Mainfreight Ltd.	9,437	418,952
	Manawa Energy Ltd.	52,749	135,127
	Mercury NZ Ltd.	16,372	67,130
	Meridian Energy Ltd.	40,121	155,468
	Napier Port Holdings Ltd.	31,850	45,858
#	NZME Ltd. (NZM AU)	54,625	34,169
	NZX Ltd.	253,447	177,139
#*	Oceania Healthcare Ltd.	500,082	232,169
	Port of Tauranga Ltd.	11,458	37,671
	Rakon Ltd.	14,114	7,563
#*	Restaurant Brands New Zealand Ltd.	17,996	32,731
*	Ryman Healthcare Ltd.	66,599	180,023
	Sanford Ltd.	37,885	93,571
	Scales Corp. Ltd.	90,884	190,915
#*	Serko Ltd.	21,765	46,766
	Skellerup Holdings Ltd.	138,511	367,371
	SKY Network Television Ltd.	205,982	311,324
	SKYCITY Entertainment Group Ltd.	202,190	187,395
	Spark New Zealand Ltd.	47,730	122,665
	Steel & Tube Holdings Ltd.	101,052	60,866
	Summerset Group Holdings Ltd.	156,230	1,042,684
#	Tourism Holdings Ltd.	116,887	153,563
#	TOWER Ltd.	148,564	99,130
#	Turners Automotive Group Ltd.	26,231	68,787
	Vector Ltd.	9,350	20,891
*	Vista Group International Ltd.	53,405	76,685
	Vulcan Steel Ltd.	11,574	47,357
#	Warehouse Group Ltd.	103,189	86,603
TOTAL NEW ZEALAND			10,804,428
NORWAY — (0.9%)
	2020 Bulkers Ltd.	11,705	159,926
	ABG Sundal Collier Holding ASA	128,387	77,361

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	AF Gruppen ASA	9,892	$122,077
*	Agilyx ASA	9,452	29,291
*	Akastor ASA	92,173	139,901
	Aker ASA, Class A	791	46,401
*	Aker BioMarine ASA	6,059	53,383
	Aker BP ASA	89,134	2,158,308
	Aker Solutions ASA	66,378	316,698
	AMSC ASA	32,172	93,092
*	Archer Ltd.	28,696	71,430
*	ArcticZymes Technologies ASA	11,820	28,719
	Atea ASA	28,416	378,164
	Austevoll Seafood ASA	42,169	348,259
Ω	Avance Gas Holding Ltd.	16,086	247,201
	Awilco LNG AS	17,430	13,061
#*	Axactor ASA	88,882	32,962
	B2 Impact ASA	154,866	121,816
	Bakkafrost P	322	16,820
	Belships ASA	71,918	151,624
*	Bluenord ASA	12,810	598,453
	Bonheur ASA	15,677	408,736
	Borregaard ASA	15,692	268,723
	Bouvet ASA	31,734	184,454
	BW Offshore Ltd.	63,043	175,722
*	Cadeler AS (CADLR NO)	16,572	107,080
	Carasent ASA	3,306	5,481
#*	Cavendish Hydrogen ASA	1,323	2,256
*	Cloudberry Clean Energy ASA	136,617	146,103
	DNB Bank ASA	72,761	1,503,245
	DNO ASA	406,344	413,803
*Ω	Elkem ASA	36,615	76,413
*	Elliptic Laboratories ASA	15,846	18,052
Ω	Elmera Group ASA	31,350	97,570
	Elopak ASA	48,780	174,403
*Ω	Entra ASA	3,100	34,847
	Equinor ASA	181,290	4,800,595
Ω	Europris ASA	69,634	415,482
#	FLEX LNG Ltd. (FLNG NO)	17,099	461,007
	Frontline PLC	17,269	425,696
*	Gaming Innovation Group, Inc.	31,975	87,709
	Grieg Seafood ASA	18,292	106,698
	Hafnia Ltd.	42,965	340,431
*	Hermana Holding ASA	4,640	1,114
*	Hexagon Composites ASA	36,516	111,243
	Hoegh Autoliners ASA	32,912	359,748
Ω	Kid ASA	16,648	200,796
	Kitron ASA	20,856	69,534
Ω	Klaveness Combination Carriers ASA	21,372	203,272
*	Kongsberg Automotive ASA	764,879	115,261
	Kongsberg Gruppen ASA	2,497	251,085
	Leroy Seafood Group ASA	18,182	78,965
*	LINK Mobility Group Holding ASA	190,207	363,560
	Magnora ASA	4,640	13,814
	Medistim ASA	2,484	37,996
	Mowi ASA	9,964	168,184
	MPC Container Ships ASA	330,806	694,040
Ω	Multiconsult ASA	5,396	82,519
#*	NEL ASA	66,164	35,648
#*	Nordic Semiconductor ASA	9,421	116,522
	Norsk Hydro ASA	68,832	381,801

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#Ω	Norske Skog ASA	52,494	$194,916
#*	Northern Ocean Ltd.	24,753	16,539
#*	Norwegian Air Shuttle ASA	23,557	24,584
*	NRC Group ASA	35,991	34,309
#*	Nykode Therapeutics ASA	3,674	5,057
	Odfjell Drilling Ltd.	130,474	681,862
	Odfjell SE, Class A	19,345	294,648
	Odfjell Technology Ltd.	18,940	107,680
*	OKEA ASA	31,186	68,589
Ω	Okeanis Eco Tankers Corp.	8,821	282,935
	Olav Thon Eiendomsselskap ASA	498	10,676
	Orkla ASA	19,888	167,845
	Panoro Energy ASA	90,522	273,797
	Pareto Bank ASA	30,468	186,937
	Pexip Holding ASA	40,959	113,926
	Protector Forsikring ASA	23,941	494,764
	Rana Gruber ASA	13,146	87,945
#*	REC Silicon ASA	19,063	15,646
	Salmar ASA	2,144	123,372
*	SATS ASA	35,380	55,711
*Ω	Scatec ASA	72,880	588,261
	Schibsted ASA (SCHA NO), Class A	7,998	229,780
	Schibsted ASA (SCHB NO), Class B	3,339	90,763
*	Sea1 offshore, Inc.	28,461	81,631
	Selvaag Bolig ASA	24,263	83,832
*Ω	Shelf Drilling Ltd.	161,512	334,470
*	SmartCraft ASA	4,834	13,554
#	Solstad Maritime Holding AS	49,454	53,576
*	Solstad Offshore ASA	49,454	198,500
	SpareBank 1 Helgeland	1,689	19,655
#	Sparebank 1 Oestlandet	17,306	238,422
	SpareBank 1 Sorost-Norge	31,054	204,349
	SpareBank 1 SR-Bank ASA	43,032	552,428
	Sparebanken More	13,806	107,309
	Sparebanken Sor	4,396	66,330
	Stolt-Nielsen Ltd.	26,310	1,031,811
	Storebrand ASA	145,754	1,462,927
	Subsea 7 SA	41,782	803,677
	Telenor ASA	25,840	308,078
	TGS ASA	35,628	435,664
#	TOMRA Systems ASA	15,468	254,964
	Var Energi ASA	69,151	220,288
	Veidekke ASA	40,659	454,515
	Wallenius Wilhelmsen ASA	53,736	499,651
	Wilh Wilhelmsen Holding ASA, Class A	10,620	376,139
	Yara International ASA	1,530	43,584
*	Zalaris ASA	1,767	11,484
#*	Zaptec ASA	9,134	9,625
TOTAL NORWAY			30,761,560
PORTUGAL — (0.3%)
	Altri SGPS SA	72,816	395,839
	Banco Comercial Portugues SA, Class R	8,304,053	3,500,595
	Corticeira Amorim SGPS SA	25,645	252,396
	CTT-Correios de Portugal SA	77,262	349,158
	EDP Renovaveis SA	26,074	405,347
	Galp Energia SGPS SA	169,190	3,557,458
*	Greenvolt-Energias Renovaveis SA	21,704	195,482
#	Ibersol SGPS SA	16,090	121,500

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	4,405	$76,967
	Mota-Engil SGPS SA	80,370	315,347
	Navigator Co. SA	221,246	897,690
	NOS SGPS SA	194,961	750,107
	REN - Redes Energeticas Nacionais SGPS SA	92,454	234,463
	Semapa-Sociedade de Investimento e Gestao	11,536	186,669
	Sonae SGPS SA	579,628	591,229
TOTAL PORTUGAL			11,830,247
SINGAPORE — (0.9%)
*	Avarga Ltd.	188,200	27,147
	Aztech Global Ltd.	134,500	107,937
	Banyan Tree Holdings Ltd.	210,000	60,693
*††	Best World International Ltd.	87,800	164,941
	Boustead Singapore Ltd.	240,132	179,772
	BRC Asia Ltd.	17,400	29,958
#	Bukit Sembawang Estates Ltd.	114,000	288,381
	Bund Center Investment Ltd.	22,000	6,159
Ω	BW LPG Ltd.	64,499	1,048,386
	Capitaland India Trust	182,969	149,444
	CapitaLand Investment Ltd.	197,501	400,440
	Centurion Corp. Ltd.	103,500	49,158
#	China Aviation Oil Singapore Corp. Ltd.	191,200	126,758
	China Sunsine Chemical Holdings Ltd.	284,600	81,836
	City Developments Ltd.	72,500	289,033
	Civmec Ltd.	218,300	159,302
	ComfortDelGro Corp. Ltd.	474,400	497,700
*	COSCO Shipping International Singapore Co. Ltd.	497,600	55,133
	CSE Global Ltd.	364,329	129,665
	DBS Group Holdings Ltd.	101,027	2,768,484
#	Delfi Ltd.	212,900	133,807
	DFI Retail Group Holdings Ltd.	48,400	84,648
	Dyna-Mac Holdings Ltd.	229,500	97,985
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	160,720	120,149
	First Resources Ltd.	464,500	515,249
	Food Empire Holdings Ltd.	115,500	87,368
	Frasers Property Ltd.	288,500	176,640
	Frencken Group Ltd.	44,400	43,496
*	Fu Yu Corp. Ltd.	518,400	48,213
*	Gallant Venture Ltd.	254,500	21,320
	Genting Singapore Ltd.	293,600	186,569
	Geo Energy Resources Ltd.	537,300	116,556
	Golden Agri-Resources Ltd.	4,885,800	1,004,080
	GuocoLand Ltd.	186,733	206,911
	Haw Par Corp. Ltd.	62,800	490,345
	Ho Bee Land Ltd.	133,000	185,297
	Hong Fok Corp. Ltd.	293,080	177,714
	Hong Leong Asia Ltd.	153,400	81,978
	Hong Leong Finance Ltd.	177,800	323,062
	Hongkong Land Holdings Ltd.	207,000	668,530
	Hotel Grand Central Ltd.	68,447	37,663
	Hour Glass Ltd.	188,000	222,343
	HRnetgroup Ltd.	21,600	10,988
	Hutchison Port Holdings Trust	2,937,900	358,615
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	33,700	189,107
	ISDN Holdings Ltd.	28,600	6,314

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Japfa Ltd.	404,040	$99,724
	Jardine Cycle & Carriage Ltd.	49,544	964,715
	Keppel Infrastructure Trust	641,908	231,037
	Keppel Ltd.	38,300	190,614
	Mandarin Oriental International Ltd.	80,500	132,843
	Marco Polo Marine Ltd.	2,024,500	88,030
	Metro Holdings Ltd.	236,900	86,902
	Micro-Mechanics Holdings Ltd.	5,500	6,522
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	7,348
	Netlink NBN Trust	145,700	92,707
*	Oceanus Group Ltd.	2,050,000	13,674
	Olam Group Ltd.	390,135	338,308
	OUE Ltd.	141,000	109,962
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,096,412
*	Oxley Holdings Ltd.	641,546	38,882
	Pacific Century Regional Developments Ltd.	79,400	18,130
	Pan-United Corp. Ltd.	58,750	23,491
	Propnex Ltd.	72,000	44,458
	Q&M Dental Group Singapore Ltd.	134,040	28,093
	QAF Ltd.	135,353	82,560
	Raffles Medical Group Ltd.	234,298	164,710
#*	Rex International Holding Ltd.	781,600	60,636
	Riverstone Holdings Ltd.	34,900	24,931
	Samudera Shipping Line Ltd.	148,600	91,918
	SATS Ltd.	35,792	87,988
*	Seatrium Ltd.	284,222	357,903
	Sembcorp Industries Ltd.	330,100	1,180,295
	Sheng Siong Group Ltd.	408,200	470,140
	Silverlake Axis Ltd.	242,600	52,626
	Sinarmas Land Ltd.	415,000	50,456
	Sing Investments & Finance Ltd.	20,250	15,112
	Singapore Airlines Ltd.	510,050	2,665,475
	Singapore Exchange Ltd.	175,700	1,295,419
	Singapore Land Group Ltd.	104,584	138,628
	Singapore Post Ltd.	1,109,000	365,617
	Singapore Technologies Engineering Ltd.	152,600	505,225
	Singapore Telecommunications Ltd.	23,200	53,747
	Stamford Land Corp. Ltd.	442,011	125,833
	StarHub Ltd.	239,500	227,559
	Straits Trading Co. Ltd.	106,185	108,944
	Swiber Holdings Ltd.	189,500	0
#*††	Swiber Holdings Ltd. (SWIB SP)	189,500	0
	Thomson Medical Group Ltd.	1,296,800	48,508
	Tuan Sing Holdings Ltd.	330,885	55,733
	UMS Holdings Ltd.	343,227	288,479
	United Overseas Bank Ltd.	135,882	3,294,959
	UOB-Kay Hian Holdings Ltd.	287,964	296,851
	UOL Group Ltd.	94,587	382,161
	Valuetronics Holdings Ltd.	270,700	130,636
	Venture Corp. Ltd.	13,000	147,165
	Wilmar International Ltd.	155,100	369,841
	Wing Tai Holdings Ltd.	281,768	286,773
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	2,035,818
	Yeo Hiap Seng Ltd.	10,387	4,195
TOTAL SINGAPORE			32,293,967
SPAIN — (2.4%)
	Acciona SA	9,885	1,281,526

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Acerinox SA	97,104	$1,020,320
	ACS Actividades de Construccion y Servicios SA	53,254	2,379,212
Ω	Aedas Homes SA	22	553
Ω	Aena SME SA	14,560	2,766,380
	Alantra Partners SA	1,451	12,946
	Almirall SA	26,252	261,702
	Amadeus IT Group SA	99,529	6,555,062
*	Amper SA	288,226	30,264
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	298,563
*	Audax Renovables SA	61,870	122,296
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	6,696,299
	Banco de Sabadell SA	4,364,413	9,209,978
	Banco Santander SA (SAN SM)	589,465	2,843,666
	Banco Santander SA (SAN US), Sponsored ADR	1	4
	Bankinter SA	496,359	4,239,624
	CaixaBank SA	621,280	3,623,453
Ω	Cellnex Telecom SA	4,358	151,993
	Cia de Distribucion Integral Logista Holdings SA	33,132	981,177
	CIE Automotive SA	26,019	760,000
	Construcciones y Auxiliar de Ferrocarriles SA	14,510	549,340
	Corp. ACCIONA Energias Renovables SA	6,003	126,783
*	Distribuidora Internacional de Alimentacion SA	6,113,564	84,028
	Ebro Foods SA	16,263	282,007
*	eDreams ODIGEO SA	35,715	260,759
	Elecnor SA	21,392	464,025
	Enagas SA	3,703	55,515
*	Ence Energia y Celulosa SA	74,969	263,387
	Endesa SA	113,354	2,199,544
	Ercros SA	80,582	337,725
	Faes Farma SA	194,769	745,644
	Ferrovial SE	21,091	838,709
	Fluidra SA	5,471	121,887
#Ω	Gestamp Automocion SA	151,060	438,119
Ω	Global Dominion Access SA	69,537	227,124
*	Grifols SA	28,653	289,411
	Grupo Catalana Occidente SA	21,163	914,930
	Grupo Empresarial San Jose SA	8,089	39,056
	Iberdrola SA	222,536	2,939,297
	Iberpapel Gestion SA	150	3,044
	Iberpapel Gestion SA (IBG SM)	7,549	153,553
#	Indra Sistemas SA	80,889	1,622,130
	Industria de Diseno Textil SA	104,163	5,061,162
	Laboratorio Reig Jofre SA	5,821	17,704
	Laboratorios Farmaceuticos Rovi SA	9,203	885,459
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	23,948
	Mapfre SA	384,648	932,168
	Melia Hotels International SA	71,366	546,437
	Miquel y Costas & Miquel SA	12,334	170,020
#	Naturgy Energy Group SA	13,424	323,301
Ω	Neinor Homes SA	21,949	308,788
#*	Obrascon Huarte Lain SA	222,234	77,148
*	Promotora de Informaciones SA, Class A	55,966	20,925
Ω	Prosegur Cash SA	147,420	85,021
	Realia Business SA	69,253	73,619
	Redeia Corp. SA	38,398	681,752
	Repsol SA (REP SM)	392,409	5,596,898
	Sacyr SA	377,514	1,333,750
*	Solaria Energia y Medio Ambiente SA	16,873	201,494
Ω	Talgo SA	24,071	109,121

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	27,746	$346,158
#	Telefonica SA (TEF SM)	1,766,333	8,000,145
#	Telefonica SA (TEF US), Sponsored ADR	22,622	102,704
#	Tubacex SA	81,389	253,354
#*	Tubos Reunidos SA	36,929	25,452
Ω	Unicaja Banco SA	915,509	1,232,291
#	Vidrala SA	11,257	1,171,543
	Viscofan SA	21,614	1,441,175
TOTAL SPAIN			85,212,572
SWEDEN — (2.8%)
	AAK AB	6,365	183,166
Ω	AcadeMedia AB	82,590	424,541
	AddLife AB, Class B	4,638	68,002
	Addnode Group AB	40,816	405,631
	AddTech AB, Class B	53,212	1,717,091
	AFRY AB	70,644	1,280,485
	Alfa Laval AB	13,370	591,168
	Alleima AB	102,120	742,100
	Alligo AB, Class B	23,010	302,745
Ω	Ambea AB	103,602	772,354
	AQ Group AB	43,092	573,969
	Arise AB	19,767	96,836
	Arjo AB, Class B	140,360	543,986
	Assa Abloy AB, Class B	17,058	519,489
	Atlas Copco AB (ATCOA SS), Class A	58,648	1,043,797
	Atlas Copco AB (ATCOB SS), Class B	34,081	533,228
	Atrium Ljungberg AB, Class B	3,345	71,548
Ω	Attendo AB	111,723	488,822
#	Avanza Bank Holding AB	19,515	438,382
	Axfood AB	25,059	621,505
	Beijer Alma AB	23,618	483,945
#	Beijer Ref AB	2,482	39,413
	Bergman & Beving AB	26,014	770,298
	Betsson AB, Class B	111,000	1,321,221
*	Better Collective AS	15,714	359,860
*	BHG Group AB	121,452	179,235
	Bilia AB, Class A	79,302	987,042
	Billerud Aktiebolag	97,388	980,658
*Ω	BioArctic AB	1,702	25,505
	Biotage AB	15,914	298,046
	Bjorn Borg AB	12,770	70,397
	Boliden AB	34,676	1,060,482
#*	Bonava AB, Class B	103,934	85,039
Ω	Bravida Holding AB	63,022	510,111
	Bufab AB	13,642	568,821
	Bulten AB	8,231	59,783
	Bure Equity AB	46,583	1,745,204
	Byggmax Group AB	58,163	202,846
	Catella AB	23,125	65,445
	Catena AB	4,814	245,072
	Cellavision AB	3,270	78,082
	Cibus Nordic Real Estate AB publ	13,270	207,271
#*	Cint Group AB	24,415	24,242
	Clas Ohlson AB, Class B	53,721	853,401
	Cloetta AB, Class B	158,202	339,411
	Concentric AB	25,480	391,642
Ω	Coor Service Management Holding AB	65,605	264,584
	Corem Property Group AB (COREB SS), Class B	61,043	54,512

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	CTT Systems AB	383	$9,817
	Dios Fastigheter AB	22,774	182,800
Ω	Dometic Group AB	116,254	797,621
*Ω	Dustin Group AB	117,917	126,930
	Eastnine AB	50,738	209,585
	Elanders AB, Class B	11,878	111,541
	Electrolux Professional AB, Class B	58,718	369,611
#	Elekta AB, Class B	90,202	566,298
*	Enea AB	11,630	92,824
#	Engcon AB	7,935	77,593
	Eolus Vind AB, Class B	781	5,106
	Ependion AB	17,085	194,705
	Epiroc AB (EPIA SS), Class A	15,556	290,358
	Epiroc AB (EPIB SS), Class B	9,206	154,793
	Essity AB (ESSITYA SS), Class A	1,404	39,448
	Essity AB (ESSITYB SS), Class B	23,376	657,247
Ω	Evolution AB	8,463	819,804
	Ework Group AB	3,688	49,442
	Fabege AB	7,490	62,808
	Fagerhult Group AB	17,242	105,493
	Fasadgruppen Group AB	1,155	7,042
*	Fastighetsbolaget Emilshus AB, Class B	817	3,130
	FastPartner AB (FPARA SS), Class A	7,206	46,875
	Fenix Outdoor International AG	2,101	122,003
*	Ferronordic AB	1,586	11,818
	Fortnox AB	77,653	480,093
	G5 Entertainment AB	5,363	63,184
	Getinge AB, Class B	20,594	402,157
	Granges AB	94,764	1,156,868
*Ω	Green Landscaping Group AB	10,414	78,443
#	H & M Hennes & Mauritz AB, Class B	93,533	1,455,134
#	Hanza AB	20,067	111,891
	Heba Fastighets AB, Class B	9,928	30,342
	Hemnet Group AB	25,574	947,552
	Hexagon AB, Class B	23,611	240,465
#*	Hexatronic Group AB	41,290	244,076
	Hexpol AB	49,640	555,172
	HMS Networks AB	9,942	386,782
*Ω	Hoist Finance AB	34,833	225,198
	Holmen AB (HOLMB SS), Class B	11,216	440,924
	Hufvudstaden AB, Class A	6,155	74,596
*	Humana AB	36,020	106,482
	Husqvarna AB (HUSQA SS), Class A	5,896	40,380
	Husqvarna AB (HUSQB SS), Class B	57,812	390,413
	Indutrade AB	11,456	336,864
	Instalco AB	71,074	338,538
	International Petroleum Corp. (IPCO CN)	4,171	60,179
#*	International Petroleum Corp. (IPCO SS)	100,721	1,475,139
#	Intrum AB	34,607	135,309
	INVISIO AB	7,148	167,078
	Inwido AB	73,570	1,214,185
	ITAB Shop Concept AB	14,564	36,906
	JM AB	38,104	742,862
	Kabe Group AB, Class B	3,063	105,217
*	Karnov Group AB	43,128	308,362
#*	K-fast Holding AB	53,543	112,142
	Kindred Group PLC, SDR	73,728	871,130
#	KNOW IT AB	15,428	234,981
	Lagercrantz Group AB, Class B	52,614	888,376

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	7,820	$231,992
	Lime Technologies AB	5,300	178,677
	Lindab International AB	33,484	828,419
	Loomis AB	56,727	1,807,618
*	Medcap AB	4,609	258,955
	Medicover AB, Class B	13,108	236,507
	MEKO AB	36,541	383,447
	Micro Systemation AB, Class B	8,848	35,159
*	Midsona AB, Class B	14,941	15,183
*	Millicom International Cellular SA, SDR	92,514	2,303,104
*	Modern Times Group MTG AB, Class B	48,652	373,597
	Momentum Group AB	21,198	357,683
Ω	Munters Group AB	50,065	1,083,907
	Mycronic AB	34,126	1,196,668
#	NCAB Group AB	13,321	97,450
	NCC AB, Class B	94,343	1,456,631
	Nederman Holding AB	7,183	146,305
*	Net Insight AB, Class B	87,004	54,458
#	New Wave Group AB, Class B	77,641	822,207
	Nibe Industrier AB, Class B	9,620	42,273
*	Nobia AB	211,750	103,939
	Nolato AB, Class B	72,214	387,795
	Nordic Paper Holding AB	43,420	236,609
	Nordic Waterproofing Holding AB	14,468	217,711
	Nordnet AB publ	31,491	643,360
*	Norion Bank AB	34,174	129,501
*	Note AB	13,112	174,747
	NP3 Fastigheter AB	6,121	146,485
	Nyfosa AB	34,485	352,934
	OEM International AB, Class B	31,927	368,434
*	Orron Energy AB	7,830	5,591
*	OX2 AB	14,491	80,266
	Pandox AB	20,998	389,540
	Peab AB, Class B	140,435	1,047,411
	Platzer Fastigheter Holding AB, Class B	14,994	137,154
	Prevas AB, Class B	1,119	15,158
*	Pricer AB, Class B	72,630	86,094
	Proact IT Group AB	22,579	337,741
	Ratos AB, Class B	169,151	544,255
	RaySearch Laboratories AB	24,404	310,067
	Rejlers AB	9,352	138,854
Ω	Resurs Holding AB	109,633	234,326
	Rottneros AB	66,194	69,986
	Rvrc Holding AB	35,929	148,343
	Saab AB, Class B	1,715	39,601
	Sandvik AB	53,653	1,098,375
	Scandi Standard AB	39,294	301,303
*Ω	Scandic Hotels Group AB	187,583	1,141,661
*	Sdiptech AB, Class B	22,239	681,007
	Sectra AB, Class B	29,396	669,323
	Securitas AB, Class B	59,105	635,828
*	Sedana Medical AB	27,416	61,095
*	Sensys Gatso Group AB	13,439	89,358
*Ω	Sinch AB	386,738	1,048,226
*	Sivers Semiconductors AB	128,765	61,161
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	2,518,960
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	33,592
	Skanska AB, Class B	32,847	642,217
	SKF AB (SKFA SS), Class A	6,538	121,539

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SKF AB (SKFB SS), Class B	75,257	$1,399,092
	SkiStar AB	28,609	421,300
	Softronic AB, Class B	12,877	26,824
	Solid Forsakring AB	13,245	108,617
	SSAB AB (SSABA SS), Class A	91,373	471,411
	SSAB AB (SSABAH FH), Class A	19,797	101,880
	SSAB AB (SSABB SS), Class B	189,962	962,861
	SSAB AB (SSABBH FH), Class B	112,074	569,412
*	Stendorren Fastigheter AB	2,929	51,316
*	Stillfront Group AB	172,657	144,361
	Storskogen Group AB, Class B	581,219	471,943
	Svedbergs Group AB	5,412	22,773
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	66,257
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	1,049,473
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	498,011
	Sweco AB, Class B	28,288	457,185
#	Swedbank AB, Class A	73,270	1,558,009
*	Swedish Orphan Biovitrum AB	2,644	68,885
	Synsam AB	47,958	225,488
	Systemair AB	55,101	415,806
	Tele2 AB, Class B	246,030	2,533,043
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	46,487
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	4,450,427
#	Telia Co. AB	816,846	2,374,059
	Tethys Oil AB	19,099	63,735
*	TF Bank AB	4,223	101,217
Ω	Thule Group AB	4,392	121,427
	Trelleborg AB, Class B	5,210	193,617
	Troax Group AB	16,507	374,954
	VBG Group AB, Class B	15,984	636,842
	Vitec Software Group AB, Class B	3,696	193,348
	Vitrolife AB	4,250	91,402
	Volati AB	13,174	147,197
	Volvo AB (VOLVA SS), Class A	39,312	1,021,974
	Volvo AB (VOLVB SS), Class B	276,710	7,061,847
#*	Volvo Car AB, Class B	216,798	615,129
	Wallenstam AB, Class B	21,952	110,730
	Wihlborgs Fastigheter AB	18,133	183,670
	XANO Industri AB, Class B	8,866	67,483
TOTAL SWEDEN			100,101,804
SWITZERLAND — (6.9%)
	ABB Ltd.	72,287	4,012,406
	Accelleron Industries AG (ACLN SW)	43,933	2,174,026
	Adecco Group AG	72,740	2,475,947
	Alcon, Inc. (ALC SW)	33,230	3,146,367
#	Alcon, Inc. (ALC US)	64,038	6,019,572
	Allreal Holding AG	12,344	2,200,643
	ALSO Holding AG	6,273	1,901,917
*	ams-OSRAM AG	388,935	522,207
	APG SGA SA	844	190,068
*	Arbonia AG	33,321	482,093
*	Aryzta AG	926,815	1,774,309
	Ascom Holding AG	27,664	199,626
#	Autoneum Holding AG	4,317	678,111
	Avolta AG	47,659	1,798,242
	Baloise Holding AG	27,155	4,859,693
	Banque Cantonale de Geneve	1,851	607,298
	Banque Cantonale Vaudoise	14,916	1,583,295

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Barry Callebaut AG	1,085	$1,745,778
*	Basilea Pharmaceutica AG	5,038	228,043
	Belimo Holding AG	2,747	1,665,287
	Bell Food Group AG	1,891	535,317
	Bellevue Group AG	8,953	182,921
	Berner Kantonalbank AG	4,969	1,335,351
	BKW AG	1,602	289,788
	Bossard Holding AG, Class A	6,265	1,596,824
	Bucher Industries AG	7,246	2,935,565
	Burckhardt Compression Holding AG	2,822	1,966,231
	Burkhalter Holding AG	2,362	238,148
	Bystronic AG	1,160	417,277
#	Calida Holding AG	4,661	155,169
	Carlo Gavazzi Holding AG	425	128,161
	Cembra Money Bank AG	27,467	2,398,475
	Chocoladefabriken Lindt & Spruengli AG	7	866,799
*	Cicor Technologies Ltd.	1,805	108,564
	Cie Financiere Richemont SA, Class A	23,249	3,546,200
	Cie Financiere Tradition SA	1,356	221,605
	Clariant AG	47,660	706,967
	Coltene Holding AG	2,459	134,400
	COSMO Pharmaceuticals NV	4,269	362,783
	CPH Group AG	566	43,437
	Daetwyler Holding AG	2,074	431,488
	DKSH Holding AG	25,623	2,004,423
#*	DocMorris AG	4,104	207,902
	dormakaba Holding AG	2,167	1,312,465
	DSM-Firmenich AG	6,231	795,505
	EFG International AG	90,269	1,290,255
	Emmi AG	1,461	1,535,591
	EMS-Chemie Holding AG	205	171,428
	Feintool International Holding AG	3,283	67,173
	Flughafen Zurich AG	15,555	3,599,950
	Forbo Holding AG	823	886,504
	Fundamenta Real Estate AG	2,571	47,313
Ω	Galenica AG	42,842	3,726,320
#*	GAM Holding AG	69,471	18,710
	Geberit AG	8,236	5,243,582
	Georg Fischer AG	67,204	4,937,880
	Givaudan SA	309	1,515,971
	Glarner Kantonalbank	2,221	54,643
	Gurit Holding AG, Class BR	2,499	125,118
	Helvetia Holding AG	25,170	3,754,837
	Hiag Immobilien Holding AG	604	51,344
	Holcim AG (HOLN FP)	28,089	2,631,774
	Holcim AG (HOLN SW)	86,588	8,091,683
	Huber & Suhner AG	16,328	1,429,754
	Hypothekarbank Lenzburg AG	6	27,996
	Implenia AG	11,625	421,289
*	Ina Invest Holding AG	1,743	33,438
	Inficon Holding AG	856	1,276,356
	Interroll Holding AG	430	1,389,419
	Intershop Holding AG	2,376	317,057
	Investis Holding SA	2,127	264,084
	Julius Baer Group Ltd.	84,237	4,610,091
	Jungfraubahn Holding AG	3,807	871,489
	Kardex Holding AG	4,164	1,268,105
#	Komax Holding AG	2,908	441,967
*	Kudelski SA	29,355	54,282

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kuehne & Nagel International AG	11,958	$3,706,868
	Landis & Gyr Group AG	23,146	2,096,590
	Lastminute.com NV	905	17,562
	LEM Holding SA	300	438,148
	Liechtensteinische Landesbank AG	13,746	1,168,470
#	Logitech International SA (LOGI US)	22,968	2,080,212
	Logitech International SA (LOGN SW)	21,791	1,962,849
	Lonza Group AG	1,341	892,984
	Luzerner Kantonalbank AG	14,656	1,114,979
Ω	Medacta Group SA	2,163	309,874
Ω	Medmix AG	13,090	180,298
	Meier Tobler Group AG	5,306	170,387
	Metall Zug AG, Class B	171	248,427
	Mikron Holding AG	6,796	148,560
	Mobilezone Holding AG	30,502	497,401
	Mobimo Holding AG	8,741	2,617,998
#*	Molecular Partners AG	4,682	31,704
*Ω	Montana Aerospace AG	4,007	85,258
	Naturenergie Holding AG	5,362	232,225
	Nestle SA	160,683	16,275,998
	Novartis AG (NOVN SW)	23,271	2,597,691
	Novartis AG (NVS US), Sponsored ADR	103,714	11,562,037
	Novavest Real Estate AG	352	13,209
	OC Oerlikon Corp. AG	119,539	672,424
*	Orascom Development Holding AG	10,410	48,267
	Orell Fuessli AG	184	16,233
	Orior AG	7,060	446,658
	Partners Group Holding AG	2,076	2,794,385
	Phoenix Mecano AG	604	326,007
	Plazza AG, Class A	681	242,074
#*Ω	PolyPeptide Group AG	13,862	463,138
	PSP Swiss Property AG	7,620	1,018,268
	Rieter Holding AG	2,247	266,034
	Roche Holding AG (RO SW)	34	11,958
	Roche Holding AG (ROG SW)	4,082	1,321,586
	Romande Energie Holding SA	2,225	134,857
	Sandoz Group AG (SDZ SW)	65,204	2,828,118
	Sandoz Group AG (SDZNY US), ADR	22,234	965,494
	Schindler Holding AG	2,290	601,215
	Schweiter Technologies AG	446	208,993
#*	Schweizerische Nationalbank	5	20,768
*Ω	Sensirion Holding AG	3,419	320,743
	SFS Group AG	16,503	2,410,051
	SGS SA	26,547	2,902,471
	Siegfried Holding AG	3,664	4,270,586
	SIG Group AG	174,482	3,664,136
	Sika AG	1,591	483,053
	SKAN Group AG	624	56,339
	Softwareone Holding AG	2,343	46,779
	Sonova Holding AG	3,026	927,578
	St. Galler Kantonalbank AG	2,464	1,215,537
	Stadler Rail AG	33,438	1,023,379
	Straumann Holding AG	1,503	193,814
	Sulzer AG	19,275	2,865,571
	Swatch Group AG (UHR SW)	7,668	1,579,262
	Swatch Group AG (UHRN SW)	13,872	562,475
	Swiss Life Holding AG	7,783	5,959,551
	Swiss Prime Site AG	47,493	4,759,763
	Swiss Re AG	60,123	7,412,164

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Swiss Steel Holding AG	2,569	$22,001
	Swisscom AG	10,768	6,590,469
	Swissquote Group Holding SA	10,916	3,481,629
	Temenos AG	5,590	388,161
	Thurgauer Kantonalbank	479	67,440
#	Trifork Group AG	2,102	32,378
	TX Group AG	2,435	448,532
	u-blox Holding AG	4,935	451,481
*	UBS Group AG (UBS US)	94,324	2,846,708
	UBS Group AG (UBSG SW)	194,963	5,907,510
	Valiant Holding AG	12,691	1,439,001
	Varia U.S. Properties AG	756	27,708
Ω	VAT Group AG	3,925	1,966,958
	Vaudoise Assurances Holding SA	677	346,644
	Vetropack Holding AG	8,548	324,755
	Vontobel Holding AG	31,238	2,046,788
	VP Bank AG, Class A	2,305	190,222
	VZ Holding AG	9,592	1,295,586
*	V-ZUG Holding AG	1,803	116,750
	Walliser Kantonalbank	1,792	234,497
#	Warteck Invest AG	55	103,657
	Ypsomed Holding AG	1,093	502,300
	Zehnder Group AG	8,978	565,472
	Zug Estates Holding AG, Class B	260	503,589
	Zuger Kantonalbank	94	887,728
	Zurich Insurance Group AG	8,171	4,492,172
TOTAL SWITZERLAND			248,111,690
UNITED KINGDOM — (11.6%)
	3i Group PLC	73,956	2,975,302
	4imprint Group PLC	13,580	1,060,388
	abrdn PLC	708,486	1,549,451
#*	Accesso Technology Group PLC	14,854	131,529
	Admiral Group PLC	26,267	930,892
	Advanced Medical Solutions Group PLC	59,728	189,245
	AG Barr PLC	40,401	334,707
Ω	Airtel Africa PLC	584,487	856,935
	AJ Bell PLC	138,023	819,681
Ω	Alfa Financial Software Holdings PLC	54,419	130,673
#	Alliance Pharma PLC	104,031	50,924
*	Alphawave IP Group PLC	32,397	64,790
	Anglo American PLC	90,104	2,731,622
	Anglo-Eastern Plantations PLC	16,732	134,817
	Antofagasta PLC	16,978	442,093
*	AO World PLC	151,274	227,075
	Ascential PLC	139,330	1,026,233
	Ashmore Group PLC	39,654	87,997
	Ashtead Group PLC	127,317	9,188,137
	Ashtead Technology Holdings PLC	4,539	50,735
*	ASOS PLC	2,062	9,595
	Associated British Foods PLC	34,468	1,100,400
	AstraZeneca PLC (AZN US), Sponsored ADR	47,268	3,741,262
	Atalaya Mining PLC	2,664	13,029
*	Auction Technology Group PLC	17,430	113,826
Ω	Auto Trader Group PLC	223,252	2,338,534
	Aviva PLC	51,010	328,600
	Avon Protection PLC	2,059	34,623
	B&M European Value Retail SA	472,784	2,847,094
	Babcock International Group PLC	295,445	2,020,954

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BAE Systems PLC	91,186	$1,520,810
Ω	Bakkavor Group PLC	145,601	288,975
	Balfour Beatty PLC	185,158	999,660
	Bank of Georgia Group PLC	39,753	2,337,048
	Barclays PLC (BARC LN)	674,450	2,016,812
	Barclays PLC (BCS US), Sponsored ADR	561,640	6,694,749
	Barratt Developments PLC	300,537	2,033,701
	Beazley PLC	168,553	1,481,497
	Bellway PLC	51,846	1,903,676
	Berkeley Group Holdings PLC	25,208	1,645,640
	Bloomsbury Publishing PLC	50,401	480,798
	Bodycote PLC	148,548	1,328,713
*	boohoo Group PLC	3,850	1,599
	BP PLC (BP LN)	1,487,940	8,795,378
	Braemar PLC	12,401	49,526
	Breedon Group PLC	38,245	212,745
Ω	Bridgepoint Group PLC	42,729	161,071
	British American Tobacco PLC (BATS LN)	156,808	5,563,709
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	62,548
	Britvic PLC	139,502	2,278,115
	Brooks Macdonald Group PLC	4,445	111,936
	BT Group PLC	3,679,595	6,672,951
	Bunzl PLC	15,944	668,043
	Burberry Group PLC	181,494	1,816,359
	Burford Capital Ltd.	130,292	1,833,434
	Bytes Technology Group PLC (BYIT LN)	171,676	1,118,499
	C&C Group PLC	212,090	435,555
	Capital Ltd.	102,000	119,438
	Capricorn Energy PLC	40,734	100,225
	Card Factory PLC	237,474	365,026
*	Carnival PLC (CCL LN)	314	4,824
	Carr's Group PLC	10,633	19,143
	Castings PLC	10,259	46,318
	Centamin PLC	1,470,110	2,401,107
	Central Asia Metals PLC	117,539	298,341
	Centrica PLC	3,085,043	5,259,918
	Chemring Group PLC	44,535	237,526
	Chesnara PLC	95,475	319,867
	Clarkson PLC	16,333	954,288
	Close Brothers Group PLC	188,945	1,243,103
Ω	CMC Markets PLC	42,869	183,110
	Coats Group PLC	1,046,043	1,205,182
	Coca-Cola HBC AG	37,278	1,360,271
	Computacenter PLC	40,306	1,395,628
Ω	ConvaTec Group PLC	41,872	126,159
	Costain Group PLC	143,088	160,235
	Cranswick PLC	19,913	1,220,895
	Crest Nicholson Holdings PLC	340,903	1,162,109
	CRH PLC (CRHCF US)	16,224	1,390,397
	Croda International PLC	3,011	156,529
*	Currys PLC	907,534	951,728
	CVS Group PLC	22,746	334,809
*	Darktrace PLC	23,030	175,146
	DCC PLC	25,264	1,740,562
*	De La Rue PLC	14,588	18,718
	DFS Furniture PLC	197,410	302,446
#	Diageo PLC (DEO US), Sponsored ADR	47,927	5,978,893
*	Dialight PLC	11,223	25,174
	Diploma PLC	13,283	759,458

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Direct Line Insurance Group PLC	535,417	$1,298,945
	DiscoverIE Group PLC	49,130	427,615
#	Diversified Energy Co. PLC (DEC LN)	29,190	482,230
	Domino's Pizza Group PLC	123,555	513,758
	dotdigital group PLC	55,427	68,127
	Dowlais Group PLC	414,070	341,115
	Dr Martens PLC	243,238	222,385
	Drax Group PLC	278,823	2,332,249
	DS Smith PLC	1,173,929	6,862,848
	Dunelm Group PLC	58,420	926,599
	easyJet PLC	83,048	481,118
	Ecora Resources PLC	62,855	53,146
*	EKF Diagnostics Holdings PLC	91,324	32,194
	Elementis PLC	223,558	460,296
	Energean PLC	80,493	1,031,785
*	EnQuest PLC	1,984,652	337,243
	Entain PLC	53,462	392,871
	Epwin Group PLC	15,000	17,742
	Essentra PLC	113,779	250,200
*††	Evraz PLC	67,028	0
	Experian PLC	34,085	1,608,131
	FDM Group Holdings PLC	50,160	275,784
	Firstgroup PLC	873,723	1,978,473
	Foresight Group Holdings Ltd.	2,989	20,062
Ω	Forterra PLC	54,658	123,039
	Foxtons Group PLC	162,472	139,951
*	Frasers Group PLC	57,024	658,160
	Fuller Smith & Turner PLC, Class A	27,208	256,585
*	Fund Technologies PLC	3,629	71,128
*Ω	Funding Circle Holdings PLC	22,235	32,121
	Future PLC	40,135	577,639
	Galliford Try Holdings PLC	118,197	465,291
	Games Workshop Group PLC	14,940	1,981,552
*	Gaming Realms PLC	94,312	48,273
	Gamma Communications PLC	2,192	41,894
	GB Group PLC	94,721	424,119
*	Gem Diamonds Ltd.	27,930	4,660
#*	Genel Energy PLC	153,687	174,103
	Genuit Group PLC	150,596	989,626
*	Georgia Capital PLC	21,476	294,771
	Glencore PLC	764,042	4,239,547
*Ω	Global Ports Holding PLC	2,501	10,307
#	Gooch & Housego PLC	16,559	100,836
	Goodwin PLC	286	31,279
	Grafton Group PLC	130,918	1,823,856
	Grainger PLC	345,912	1,074,432
*	Greencore Group PLC	360,176	833,919
	Greggs PLC	68,837	2,772,175
*	Griffin Mining Ltd.	37,665	66,581
	GSK PLC (GSK LN)	71,764	1,393,577
	GSK PLC (GSK US), Sponsored ADR	201,719	7,820,646
	Gulf Keystone Petroleum Ltd.	221,870	384,405
*	Gulf Marine Services PLC	315,837	68,865
*Ω	Gym Group PLC	145,710	273,011
	H&T Group PLC	19,362	95,636
	Haleon PLC (HLN LN)	16,968	76,108
#	Haleon PLC (HLN US), ADR	24,719	226,179
	Halfords Group PLC	220,450	437,339
	Halma PLC	14,100	482,623

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Harbour Energy PLC	444,020	$1,785,885
	Hargreaves Lansdown PLC	160,072	2,273,996
	Hargreaves Services PLC	18,198	134,471
	Harworth Group PLC	91,262	194,108
	Hays PLC	693,145	840,042
	Headlam Group PLC	57,641	111,701
	Helical PLC	131,806	379,212
*	Helios Towers PLC	197,662	320,468
	Henry Boot PLC	74,184	218,848
	Hikma Pharmaceuticals PLC	8,723	213,276
	Hill & Smith PLC	49,732	1,470,078
	Hilton Food Group PLC	56,352	676,215
	Hiscox Ltd.	171,383	2,798,817
*	Hochschild Mining PLC	50,953	118,913
	Hollywood Bowl Group PLC	172,130	737,013
*Ω	Hostelworld Group PLC	38,772	70,638
	Howden Joinery Group PLC	263,686	3,188,014
	HSBC Holdings PLC (HSBA LN)	4,277	38,895
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	5,011,921
	Hunting PLC	130,129	764,180
	I3 Energy PLC	204,342	25,753
Ω	Ibstock PLC	38,654	91,298
	IG Group Holdings PLC	227,840	2,751,556
	IMI PLC	116,217	2,830,691
	Impax Asset Management Group PLC	49,801	260,755
	Imperial Brands PLC	238,012	6,560,049
	Inchcape PLC	294,056	3,197,989
*	Indivior PLC	44,590	612,499
	Informa PLC	24,371	272,350
	IntegraFin Holdings PLC	104,171	514,779
	InterContinental Hotels Group PLC (IHG LN)	7,891	794,930
	InterContinental Hotels Group PLC (IHG US), ADR	1,519	153,920
	Intermediate Capital Group PLC	79,330	2,239,223
*	International Distribution Services PLC	651,768	2,891,832
	International Personal Finance PLC	210,603	417,925
	International Workplace Group PLC	308,063	683,992
	Intertek Group PLC	27,712	1,799,560
	Investec PLC	173,019	1,369,969
	iomart Group PLC	69,693	115,127
	IP Group PLC	505,006	271,316
#*	IQE PLC	269,986	108,241
	ITV PLC	207,990	213,979
*	J D Wetherspoon PLC	88,179	845,800
	J Sainsbury PLC	367,069	1,301,699
*	James Fisher & Sons PLC	32,922	145,472
	James Halstead PLC	86,598	209,811
	JD Sports Fashion PLC	729,138	1,233,588
	JET2 PLC	32,832	602,722
*	John Wood Group PLC	641,933	1,685,595
	Johnson Matthey PLC	17,795	375,862
	Johnson Service Group PLC	328,832	688,321
	Jupiter Fund Management PLC	285,953	323,342
*Ω	Just Eat Takeaway.com NV (JET LN)	40,316	514,239
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,432	18,250
	Just Group PLC	955,070	1,482,213
	Kainos Group PLC	42,088	596,177
	Keller Group PLC	100,044	1,914,155
	Kier Group PLC	305,232	635,268
	Kingfisher PLC	457,234	1,625,526

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Kitwave Group PLC	15,525	$63,861
	Knights Group Holdings PLC	21,763	37,991
	Lancashire Holdings Ltd.	158,278	1,289,066
	Legal & General Group PLC	618,881	1,845,890
	Liontrust Asset Management PLC	32,625	279,803
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	6,426,237
	Lloyds Banking Group PLC (LYG US), ADR	43,332	131,296
	Lok'nStore Group PLC	1,712	24,394
	London Investment Group PLC	9,283	43,757
	London Stock Exchange Group PLC	6,844	833,113
	LSL Property Services PLC	25,221	110,892
Ω	Luceco PLC	13,306	26,848
	M&C Saatchi PLC	5,533	15,360
	M&G PLC	823,171	2,247,788
	Macfarlane Group PLC	112,976	181,442
	Man Group PLC	664,789	2,092,945
	Marks & Spencer Group PLC	1,182,464	4,994,198
	Marshalls PLC	65,374	291,968
*	Marston's PLC	371,518	199,295
*	McBride PLC	70,955	121,534
	Me Group International PLC	200,583	498,617
	Mears Group PLC	152,156	706,684
	Melrose Industries PLC	262,723	1,989,420
*	Metro Bank Holdings PLC	101,058	69,088
	Midwich Group PLC	2,307	10,278
*	Mitchells & Butlers PLC	291,273	1,166,819
	Mitie Group PLC	727,166	1,132,331
	MJ Gleeson PLC	37,226	280,121
	Mobico Group PLC	501,718	363,466
	Mondi PLC	15,503	303,100
	MONY Group PLC	397,155	1,212,374
*	Moonpig Group PLC	12,522	35,180
	Morgan Advanced Materials PLC	121,676	533,130
	Morgan Sindall Group PLC	30,084	1,111,200
*	Motorpoint group PLC	10,781	19,716
	MP Evans Group PLC	6,851	75,377
	NatWest Group PLC (NWG LN)	1,339,359	6,354,567
	NatWest Group PLC (NWG US), Sponsored ADR	4,319	41,203
	NCC Group PLC	57,681	109,432
*Ω	Network International Holdings PLC	5,996	30,226
	Next 15 Group PLC	44,684	491,309
	Next PLC	23,716	2,771,919
*	Nexxen International Ltd. (NEXN LN)	9,296	32,345
*	Nexxen International Ltd. (NEXN US), ADR	4,787	32,935
	Ninety One PLC	211,047	470,011
	Norcros PLC	69,910	210,857
*	Ocado Group PLC	60,705	317,438
Ω	On the Beach Group PLC	26,421	49,973
	OSB Group PLC	156,755	1,037,168
	Oxford Instruments PLC	19,667	636,197
	Pagegroup PLC	206,747	1,139,015
	Pan African Resources PLC	1,311,318	499,108
#*	Pantheon Resources PLC	319,673	68,553
	Paragon Banking Group PLC	215,007	2,221,730
	PayPoint PLC	20,194	179,318
#	Pearson PLC (PSO US), Sponsored ADR	42,351	572,162
	Pearson PLC (PSON LN)	8,619	116,942
	Pennon Group PLC	6,475	51,769
*	Pensana PLC	38,968	8,044

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon PLC	91,844	$1,872,908
*	Petra Diamonds Ltd.	132,566	51,731
	Pets at Home Group PLC	376,785	1,486,621
	Pharos Energy PLC	192,876	65,400
	Phoenix Group Holdings PLC	193,805	1,364,986
*	Phoenix Spree Deutschland Ltd.	7,891	16,077
	Pinewood Technologies Group PLC	49,253	225,251
*	Playtech PLC	156,688	1,139,154
	Plus500 Ltd.	68,343	2,067,370
	Polar Capital Holdings PLC	57,816	448,236
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	935	688
	Porvair PLC	8,672	73,050
	PPHE Hotel Group Ltd.	9,210	167,929
	Premier Foods PLC	680,195	1,577,301
	Prudential PLC (PRU LN)	17,002	153,433
*	PureTech Health PLC (PRTC LN)	90,775	202,692
*	PureTech Health PLC (PRTC US), ADR	308	7,081
	PZ Cussons PLC	49,460	67,237
	QinetiQ Group PLC	195,471	1,214,337
Ω	Quilter PLC	680,855	1,173,362
*	Rank Group PLC	135,160	122,686
	Rathbones Group PLC	5,117	126,678
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	421,663	574,574
	Reckitt Benckiser Group PLC	183,036	9,846,174
	Record PLC	85,439	71,148
	Redrow PLC	251,666	2,414,359
#	RELX PLC (RELX US), Sponsored ADR	68,957	3,256,839
	RELX PLC (REN NA)	1,141	53,674
	Renew Holdings PLC	50,132	702,105
	Renewi PLC	85,801	744,515
	Renishaw PLC	1,980	96,394
*	Renold PLC	34,869	27,191
	Rentokil Initial PLC	90,463	552,381
	RHI Magnesita NV	6,094	287,604
	Ricardo PLC	36,428	248,276
	Rightmove PLC	271,612	2,018,037
	Rio Tinto PLC (RIO LN)	7,021	456,596
	Rio Tinto PLC (RIO US), Sponsored ADR	50,500	3,290,580
	Robert Walters PLC	41,421	196,075
*	Rockhopper Exploration PLC	470,244	89,044
*	Rolls-Royce Holdings PLC	64,600	374,047
	Rotork PLC	251,840	1,172,082
	RS Group PLC	17,075	179,387
	RWS Holdings PLC	111,915	274,391
	S&U PLC	1,358	32,696
*	S4 Capital PLC	58,422	40,145
Ω	Sabre Insurance Group PLC	114,470	232,260
*	Saga PLC	51,759	73,048
	Sage Group PLC	53,283	744,819
*††	Savannah Energy PLC	548,390	148,046
	Savills PLC	63,846	1,048,009
	Schroders PLC	15,211	76,870
	Secure Trust Bank PLC	13,910	154,334
	Senior PLC	112,837	236,822
	Serco Group PLC	812,170	1,995,700
	Serica Energy PLC	161,102	273,622
	Severfield PLC	191,826	196,397
	Shell PLC (SHEL LN)	153,886	5,611,281

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Shell PLC (SHEL US), ADR	425,205	$31,133,510
*	SIG PLC	307,904	96,685
*	Sigmaroc PLC	228,265	212,716
	Sirius Real Estate Ltd.	346,398	422,293
#	Smith & Nephew PLC (SNN US), Sponsored ADR	3,000	86,340
	Smiths Group PLC	9,885	227,050
	Softcat PLC	59,464	1,244,042
*	SolGold PLC	108,102	15,256
	Spectris PLC	15,731	617,084
	Speedy Hire PLC	416,432	209,355
	Spirax Group PLC	2,768	323,156
Ω	Spire Healthcare Group PLC	283,006	931,831
	Spirent Communications PLC	234,685	524,199
	SSE PLC	53,075	1,284,511
	SSP Group PLC	330,404	777,016
	St. James's Place PLC	99,390	875,503
	Standard Chartered PLC	235,313	2,324,489
	SThree PLC	99,863	527,085
	Strix Group PLC	29,125	31,022
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	13,254	45,118
	Tate & Lyle PLC	165,231	1,393,657
	Tatton Asset Management PLC	1,745	15,574
	Taylor Wimpey PLC	553,900	1,135,592
	TBC Bank Group PLC	38,380	1,530,680
	Team Internet Group PLC	89,546	229,478
	Telecom Plus PLC	43,906	1,072,957
	Tesco PLC	801,604	3,418,416
*	THG PLC	247,934	212,191
Ω	TI Fluid Systems PLC	269,680	456,709
	Topps Tiles PLC	105,193	61,606
	TP ICAP Group PLC	631,496	1,802,266
	Travis Perkins PLC	81,716	1,004,121
	Trifast PLC	55,451	54,842
	TT Electronics PLC	173,108	326,246
#*	Tullow Oil PLC	398,196	156,091
	Tyman PLC	90,383	461,424
	Ultimate Products PLC	14,356	25,847
#	Unilever PLC (UL US), Sponsored ADR	215,138	13,209,473
	United Utilities Group PLC	33,126	440,232
	Vanquis Banking Group PLC	62,661	44,096
	Vertu Motors PLC	300,751	277,129
	Vesuvius PLC	185,224	1,149,117
#*	Victoria PLC	15,752	32,856
	Victorian Plumbing Group PLC	23,017	27,531
	Victrex PLC	1,019	14,419
*	Videndum PLC	33,284	138,395
	Virgin Money U.K. PLC	997,280	2,757,906
*	Vistry Group PLC	118,775	2,115,542
	Vodafone Group PLC (VOD LN)	2,093,048	1,958,569
	Volex PLC	38,790	176,908
	Volution Group PLC	20,807	146,534
	Vp PLC	2,603	22,530
*Ω	Watches of Switzerland Group PLC	86,541	453,836
*	Watkin Jones PLC	116,686	74,505
	Weir Group PLC	10,343	270,002
	WH Smith PLC	68,452	1,164,707
	Whitbread PLC	39,840	1,492,803
	Wickes Group PLC	284,546	552,504

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WPP PLC (WPP LN)	78,757	$759,696
#	WPP PLC (WPP US), Sponsored ADR	2,682	129,648
*	Xaar PLC	64,800	105,492
	XPS Pensions Group PLC	17,329	72,150
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	19,350	248,362
	Young & Co.'s Brewery PLC (YNGN LN)	2,478	22,640
	Zigup PLC	219,678	1,199,164
	Zotefoams PLC	5,031	34,639
TOTAL UNITED KINGDOM			414,670,751
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	59,620	393,520
*	Alcoa Corp.	29,875	963,981
	Chord Energy Corp. (CHRD US)	13,420	2,303,677
	Newmont Corp., CDI	21,076	1,017,373
	Noble Corp. PLC	1,523	71,341
TOTAL UNITED STATES			4,749,892
TOTAL COMMON STOCKS			3,471,787,067
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 7.558%	11,102	951,792
Ω	Dr Ing hc F Porsche AG, 3.315%	18,646	1,404,057
	Draegerwerk AG & Co. KGaA, 3.711%	5,950	312,907
	Einhell Germany AG, 1.635%	1,540	296,545
	FUCHS SE, 2.764%	40,107	1,742,695
	Henkel AG & Co. KGaA, 2.341%	13,386	1,145,062
	Jungheinrich AG, 2.553%	31,156	986,239
	Porsche Automobil Holding SE, 6.209%	13,994	625,524
	Sixt SE, 7.627%	12,979	719,710
	STO SE & Co. KGaA, 4.032%	2,398	320,977
	Villeroy & Boch AG, 6.158%	6,471	120,808
	Volkswagen AG, 8.809%	33,506	3,739,369
TOTAL GERMANY			12,365,685
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AMA Group Ltd. Rights 08/06/2024	886,091	0
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	34,868	707
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	5,525	275
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	361
*	Galan Lithium Ltd. Warrants 03/20/2029	1,153	39
*	Galan Lithium Ltd. Warrants 07/24/2025	852	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	206,091	0
TOTAL AUSTRALIA			1,382
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	14,098	0
*††	S Immo AG Rights	19,003	0
*	Strabag SE Rights	13,090	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

FRANCE — (0.0%)
*	Axway Software Rights SA 08/20/2024	5,501	$8,335
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,222	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	926,726	0
TOTAL RIGHTS/WARRANTS			9,717
TOTAL INVESTMENT SECURITIES (Cost $2,511,214,951)			3,484,162,469

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	8,758,743	101,312,389
TOTAL INVESTMENTS — (100.0%)
(Cost $2,612,529,106)^^			$3,585,474,858
As of July 31, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	162	09/20/24	$44,942,923	$45,019,800	$76,877
Total Futures Contracts			$44,942,923	$45,019,800	$76,877
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,022,026	$226,272,484	$31,571	$227,326,081
Austria	—	19,813,710	—	19,813,710
Belgium	1,561,086	50,794,053	—	52,355,139
Canada	394,716,000	898,250	—	395,614,250
China	1,339,822	117,844	—	1,457,666
Denmark	60,013	106,889,304	—	106,949,317
Finland	926,721	56,841,164	—	57,767,885
France	2,514,411	254,995,283	—	257,509,694
Germany	5,558,331	241,018,334	—	246,576,665
Hong Kong	—	48,037,540	31,544	48,069,084
Ireland	4,844,514	21,203,624	—	26,048,138
Israel	3,260,761	23,027,421	—	26,288,182
Italy	2,321,428	80,610,626	—	82,932,054
Japan	9,318,053	856,458,341	—	865,776,394
Netherlands	19,159,435	99,606,462	—	118,765,897
New Zealand	10,820	10,793,608	—	10,804,428
Norway	3,370	30,758,190	—	30,761,560
Portugal	—	11,830,247	—	11,830,247
Singapore	48,508	32,080,518	164,941	32,293,967
Spain	102,708	85,109,864	—	85,212,572

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$60,179	$100,041,625	—	$100,101,804
Switzerland	23,474,023	224,637,667	—	248,111,690
United Kingdom	82,972,272	331,550,433	$148,046	414,670,751
United States	2,303,677	2,446,215	—	4,749,892
Preferred Stocks
Germany	—	12,365,685	—	12,365,685
Rights/Warrants
Australia	—	1,382	—	1,382
France	—	8,335	—	8,335
Securities Lending Collateral	—	101,312,389	—	101,312,389
Total Investments in Securities	$555,578,158	$3,029,520,598	$376,102˂˃	$3,585,474,858
Financial Instruments
Assets
Futures Contracts**	76,877	—	—	76,877
Total Financial Instruments	$76,877	—	—	$76,877
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$172,639,507
Investment in Dimensional Emerging Markets Value Fund		89,367,029
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,071,727	25,217,746
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $218,045,925)^^		$287,224,282
Summary of the Portfolio’s investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$287,224,282	—	—	$287,224,282
Total Investments in Securities	$287,224,282	—	—	$287,224,282

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.4%)
AUSTRALIA — (4.5%)
#*	29Metals Ltd.	28,529	$7,501
#	Accent Group Ltd.	114,524	164,421
	Adairs Ltd.	36,461	52,382
*	AIC Mines Ltd.	50,290	11,381
*	Ainsworth Game Technology Ltd.	37,289	22,731
*	Alliance Aviation Services Ltd.	17,216	35,773
	Amotiv Ltd.	43,370	308,002
	AMP Ltd.	657,343	510,652
	Ampol Ltd.	34,215	749,478
	Ansell Ltd.	42,983	769,563
#*	Appen Ltd.	19,105	9,466
	ARN Media Ltd.	46,336	20,695
*	Aurelia Metals Ltd.	386,915	43,078
	Aurizon Holdings Ltd.	443,295	1,080,873
	Austal Ltd.	102,095	175,282
#	Austin Engineering Ltd.	125,433	54,062
*	Australian Agricultural Co. Ltd.	93,256	85,298
*	Australian Strategic Materials Ltd.	17,697	7,311
*	Australian Vintage Ltd.	49,798	4,879
	Auswide Bank Ltd.	7,947	23,163
*	AVJennings Ltd.	29,896	6,268
#	Baby Bunting Group Ltd.	10,539	9,142
	Bank of Queensland Ltd.	124,774	515,614
	Bapcor Ltd.	123,099	413,914
	Base Resources Ltd.	198,144	33,667
*	BCI Minerals Ltd.	375,416	62,458
	Beach Energy Ltd.	488,606	474,769
	Beacon Minerals Ltd.	563,983	8,853
	Bega Cheese Ltd.	86,735	253,491
	Bell Financial Group Ltd.	35,130	33,585
	Bendigo & Adelaide Bank Ltd.	152,298	1,246,794
	BlueScope Steel Ltd.	105,930	1,538,226
#*	Bravura Solutions Ltd.	19,029	14,265
	Brickworks Ltd.	21,859	412,734
	Capitol Health Ltd.	168,805	33,116
	Capral Ltd.	4,333	25,556
	Cedar Woods Properties Ltd.	19,289	62,551
	Challenger Ltd.	143,343	660,659
	Champion Iron Ltd.	82,510	339,056
	Cleanaway Waste Management Ltd.	145,883	269,673
	ClearView Wealth Ltd.	27,271	10,429
*	Coast Entertainment Holdings Ltd.	97,301	32,168
*	Cooper Energy Ltd.	866,643	129,983
Ω	Coronado Global Resources, Inc., CDI	63,838	60,268
#	Corporate Travel Management Ltd.	20,244	178,921
#*	Develop Global Ltd.	23,767	33,680
	Domain Holdings Australia Ltd.	47,974	101,275
	Downer EDI Ltd.	204,703	668,155
	Eagers Automotive Ltd.	22,998	160,333
	Elanor Investor Group	28,014	16,114
	Elders Ltd.	50,730	316,190
#	Emeco Holdings Ltd.	31,545	17,442
#*	EML Payments Ltd.	118,962	72,634
	Endeavour Group Ltd.	2,592	9,323
	EQT Holdings Ltd.	7,453	173,018

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Eureka Group Holdings Ltd.	42,461	$14,839
	Euroz Hartleys Group Ltd.	33,893	19,269
	Evolution Mining Ltd.	336,972	873,086
	EVT Ltd.	26,365	200,010
*	Experience Co. Ltd.	55,953	5,671
	Fenix Resources Ltd.	55,372	15,556
*	Finbar Group Ltd.	36,407	21,196
*	FleetPartners Group Ltd.	87,968	196,885
	Fleetwood Ltd.	26,550	30,587
	G8 Education Ltd.	273,689	233,421
*	Genesis Minerals Ltd.	60,521	83,472
	Gold Road Resources Ltd.	257,020	287,383
	GrainCorp Ltd., Class A	64,503	381,111
	Grange Resources Ltd.	250,385	52,399
	GWA Group Ltd.	67,545	117,526
#	Harvey Norman Holdings Ltd.	166,956	524,345
*	Healius Ltd.	319,717	316,308
	Helia Group Ltd.	111,378	291,071
	Helloworld Travel Ltd.	5,910	9,301
	Horizon Oil Ltd.	246,669	30,674
	Iluka Resources Ltd.	44,332	176,369
	Imdex Ltd.	104,023	156,289
	Incitec Pivot Ltd.	529,948	1,023,111
	Insignia Financial Ltd.	229,825	416,393
#	Integral Diagnostics Ltd.	18,297	29,639
	IVE Group Ltd.	53,279	78,223
*	Judo Capital Holdings Ltd.	17,150	15,568
	Jupiter Mines Ltd.	301,697	48,538
#*	Karoon Energy Ltd.	209,533	254,092
#	Kelsian Group Ltd.	22,758	78,276
	Lendlease Corp. Ltd.	167,420	691,085
#	Lifestyle Communities Ltd.	20,477	121,041
	Lindsay Australia Ltd.	42,317	25,500
	Maas Group Holdings Ltd.	22,369	64,459
	Macmahon Holdings Ltd.	268,775	49,062
	Magellan Financial Group Ltd.	21,249	142,662
	Maxiparts Ltd.	15,436	20,161
*	Mayne Pharma Group Ltd.	24,008	68,289
	McPherson's Ltd.	30,963	8,889
#*	Mesoblast Ltd. (MSB AU)	10,667	7,166
#*	Metals X Ltd.	140,780	40,912
	Michael Hill International Ltd. (MHJ AU)	48,154	17,957
	Michael Hill International Ltd. (MHJ NZ)	12,726	4,771
	Monash IVF Group Ltd.	136,070	120,425
*	Mount Gibson Iron Ltd.	122,211	28,449
	Myer Holdings Ltd.	222,090	121,203
	MyState Ltd.	30,987	80,373
#	New Hope Corp. Ltd.	149,079	475,441
	Nickel Industries Ltd.	470,938	263,959
	Nine Entertainment Co. Holdings Ltd.	237,507	226,188
	NRW Holdings Ltd.	115,605	253,190
	Nufarm Ltd.	122,249	372,704
*	Nuix Ltd.	55,085	124,871
*	OM Holdings Ltd.	28,351	7,982
	oOh!media Ltd.	57,817	54,918
	Paragon Care Ltd.	97,452	28,678
	Peet Ltd.	121,341	103,538
*	Peninsula Energy Ltd.	256,974	17,850
#	PeopleIN Ltd.	10,159	6,026

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Ltd.	256,008	$176,249
	Perpetual Ltd.	25,275	367,153
	Perseus Mining Ltd.	369,302	615,326
*	PEXA Group Ltd.	38,288	347,440
	Platinum Asset Management Ltd.	65,435	45,806
*	Praemium Ltd.	67,286	21,141
	Premier Investments Ltd.	24,631	535,546
	Propel Funeral Partners Ltd.	2,787	10,946
	QANTM Intellectual Property Ltd.	10,224	12,143
	Qube Holdings Ltd.	416,478	1,042,946
	Ramelius Resources Ltd.	389,540	497,120
*	Red 5 Ltd.	899,872	230,804
*	Regional Express Holdings Ltd.	9,110	3,336
*	Regis Resources Ltd.	97,455	107,528
	Reliance Worldwide Corp. Ltd.	190,448	641,966
*	Resolute Mining Ltd.	673,288	289,225
	Ridley Corp. Ltd.	73,183	106,224
*	Sandfire Resources Ltd.	189,549	1,082,633
#*	Select Harvests Ltd.	43,563	122,715
	Servcorp Ltd.	4,163	11,902
	Service Stream Ltd.	215,920	198,064
#	SG Fleet Group Ltd.	19,134	39,804
	Shaver Shop Group Ltd.	17,609	14,048
	Sigma Healthcare Ltd.	518,155	441,479
	Sims Ltd. (SGM AU)	19,124	127,680
	Southern Cross Electrical Engineering Ltd.	64,303	74,730
#	Southern Cross Media Group Ltd.	97,760	42,546
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	99,847	61,632
#*	Star Entertainment Group Ltd.	293,480	112,168
††	Sunland Group Ltd.	37,093	1,334
	Super Retail Group Ltd.	46,298	485,004
*	Superloop Ltd.	189,230	188,631
*	Syrah Resources Ltd.	73,791	12,585
	Tabcorp Holdings Ltd.	582,975	246,668
*††	Ten Sixty Four Ltd.	76,973	5,537
	TPG Telecom Ltd.	68,978	214,656
*	Tuas Ltd.	29,329	86,347
Ω	Viva Energy Group Ltd.	85,583	182,561
*	West African Resources Ltd.	311,032	305,743
	Westgold Resources Ltd.	148,073	254,397
	Whitehaven Coal Ltd.	227,209	1,147,055
	Worley Ltd.	79,114	784,726
#	Yancoal Australia Ltd.	83,446	386,730
TOTAL AUSTRALIA			33,740,946
AUSTRIA — (0.6%)
	Addiko Bank AG	2,488	56,495
	Agrana Beteiligungs AG	1,667	22,688
*	AT&S Austria Technologie & Systemtechnik AG	2,574	54,937
Ω	BAWAG Group AG	13,466	983,421
	Erste Group Bank AG	6,858	356,727
*	Eurotelesites AG	5,007	21,064
*	Lenzing AG	480	16,717
	Mayr Melnhof Karton AG	720	82,239
	OMV AG	12,141	507,981
	Porr AG	4,003	60,921
	Raiffeisen Bank International AG	35,341	688,984
	Strabag SE (STR AV)	1,426	59,747

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Strabag SE (STRB AV)	191	$8,010
	Telekom Austria AG	13,178	122,065
*	UBM Development AG	983	22,648
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	294,293
	voestalpine AG	27,777	712,392
	Wienerberger AG	2,969	105,301
	Zumtobel Group AG	5,267	32,373
TOTAL AUSTRIA			4,209,003
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,309,633
	Ageas SA	52,470	2,504,982
*	Atenor	3,523	21,706
	Azelis Group NV	3,057	57,911
	Bekaert SA	12,618	516,665
	bpost SA	13,204	37,716
	Cie d'Entreprises CFE	2,176	17,071
	Colruyt Group NV	12,680	608,223
	Deceuninck NV	26,971	72,011
	Deme Group NV	1,770	318,796
	Econocom Group SA	31,122	66,709
	Greenyard NV	6,487	44,134
	Jensen-Group NV	940	41,608
#*	Ontex Group NV	29,953	281,496
	Proximus SADP	48,215	348,697
	Recticel SA	3,881	51,915
	Roularta Media Group NV	337	3,977
	Sipef NV	1,661	94,231
	Solvay SA	10,559	371,725
	Syensqo SA	10,559	933,709
#	Tessenderlo Group SA	4,389	117,123
	Umicore SA	22,476	308,687
	VGP NV	1,080	117,014
	Viohalco SA	1,948	12,473
	What's Cooking BV	159	12,204
TOTAL BELGIUM			8,270,416
BRAZIL — (0.8%)
	3R Petroleum Oleo E Gas SA	17,432	83,398
*	Anima Holding SA	67,400	42,898
*	Atacadao SA	50,702	83,007
	Bemobi Mobile Tech SA	9,900	25,309
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	45,287
*	BRF SA	49,493	184,281
	Brisanet Participacoes SA	14,200	10,243
*	C&A Modas SA	27,200	40,587
	Camil Alimentos SA	30,200	47,093
*	Cia Brasileira de Aluminio	21,000	19,715
*	Cia Brasileira de Distribuicao	19,156	8,975
	Cia Siderurgica Nacional SA (CSNA3 BZ)	82,742	173,496
*	Cogna Educacao SA	56,821	15,270
*	Construtora Tenda SA	19,583	45,252
	Cruzeiro do Sul Educacional SA	21,800	15,378
	CSU Digital SA	11,000	37,807
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	210,945
Ω	Desktop SA	8,400	24,192
	Dexco SA	49,259	63,662
	Dimed SA Distribuidora da Medicamentos	12,800	23,060

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA (EMBR3 BZ)	63,226	$489,720
*	Enauta Participacoes SA	32,038	122,575
	Even Construtora e Incorporadora SA	18,597	20,681
	Ez Tec Empreendimentos e Participacoes SA	9,435	22,002
	Fleury SA	34,717	93,051
*	Gafisa SA	10,803	6,093
	Gerdau SA, Sponsored ADR	104,675	339,146
	Grendene SA	57,000	59,256
*	Grupo Casas Bahia SA	2,799	2,212
	Grupo Mateus SA	18,655	22,065
	Grupo SBF SA	15,337	40,999
	Guararapes Confeccoes SA	17,200	20,830
*Ω	Hapvida Participacoes e Investimentos SA	659,595	474,625
*	Hidrovias do Brasil SA	77,247	48,073
	Hospital Mater Dei SA	7,300	6,040
	Hypera SA	26,956	137,255
	Iochpe Maxion SA	23,426	51,730
	Irani Papel e Embalagem SA	9,500	14,176
*	IRB-Brasil Resseguros SA	2,189	11,342
	Jalles Machado SA	18,054	22,343
	JHSF Participacoes SA	58,376	42,109
	JSL SA	17,000	28,403
	Lavvi Empreendimentos Imobiliarios SA	19,500	30,718
	Lojas Quero-Quero SA	23,900	16,522
	Lojas Renner SA	112,013	262,598
	M Dias Branco SA	6,500	30,959
*	Marfrig Global Foods SA	46,735	93,451
Ω	Meliuz SA	19,400	19,105
	Melnick Even Desenvolvimento Imobiliario SA	13,300	8,112
*	Moura Dubeux Engenharia SA	11,800	29,374
*	Movida Participacoes SA	3,876	4,475
*	MPM Corporeos SA	37,700	6,599
*	MRV Engenharia e Participacoes SA	35,400	42,121
*	Multilaser Industrial SA	74,400	25,650
	Natura & Co. Holding SA	143,292	378,234
*	Oceanpact Servicos Maritimos SA	6,900	8,003
	Pet Center Comercio e Participacoes SA	36,500	22,586
	Petroreconcavo SA	22,366	81,695
	Porto Seguro SA	36,269	196,217
	Positivo Tecnologia SA	18,900	22,589
	Romi SA	9,887	18,441
	Sao Carlos Empreendimentos e Participacoes SA	6,400	27,552
	Sao Martinho SA	16,100	82,718
*Ω	Ser Educacional SA	8,100	7,504
*	Simpar SA	26,200	29,321
	SLC Agricola SA	34,730	110,278
	TIM SA	15,530	48,022
	Tres Tentos Agroindustrial SA	18,600	35,121
	Trisul SA	16,000	13,720
	Tupy SA	19,896	86,884
	Ultrapar Participacoes SA (UGPA3 BZ)	52,761	207,177
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	19,862
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	29,125
	Vibra Energia SA	79,016	323,544
	YDUQS Participacoes SA	16,171	31,278
*	Zamp SA	12,600	7,396
TOTAL BRAZIL			5,631,532

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (8.0%)
	Acadian Timber Corp.	3,300	$43,334
	ADENTRA, Inc.	5,960	188,515
	ADF Group, Inc.	2,200	22,356
*	Advantage Energy Ltd.	96,400	672,388
	Aecon Group, Inc.	18,709	228,061
	Africa Oil Corp.	96,814	165,488
	AGF Management Ltd., Class B	22,400	133,363
#*	Aimia, Inc.	17,503	34,229
	AirBoss of America Corp.	4,810	16,723
	Alamos Gold, Inc. (AGI CN), Class A	88,766	1,512,811
	Alaris Equity Partners Income	11,300	132,999
	Algoma Central Corp.	3,700	39,421
	AltaGas Ltd.	73,260	1,746,800
	Altius Minerals Corp.	13,610	217,165
	Amerigo Resources Ltd.	35,600	41,514
	ARC Resources Ltd.	157,602	2,727,056
*	Athabasca Oil Corp.	119,071	488,134
	AtkinsRealis Group, Inc.	11,328	488,023
*	AutoCanada, Inc.	1,400	19,489
	B2Gold Corp. (BTG US)	291,699	875,097
	B2Gold Corp. (BTO CN)	36,369	109,056
	Baytex Energy Corp.	53,672	199,426
#	Birchcliff Energy Ltd.	82,787	359,174
	Bird Construction, Inc.	159	2,982
	Black Diamond Group Ltd.	11,000	73,299
	Boralex, Inc., Class A	17,614	437,081
*	Bragg Gaming Group, Inc.	1,900	10,868
	Brookfield Reinsurance Ltd. (BNRE US)	907	44,352
*	Calfrac Well Services Ltd.	12,754	39,907
	Calian Group Ltd.	1,474	60,000
*	Calibre Mining Corp.	35,119	54,434
	Canaccord Genuity Group, Inc.	22,000	149,785
#	Canacol Energy Ltd.	6,190	19,771
#	Canadian Tire Corp. Ltd., Class A	9,131	937,669
	Canadian Western Bank	27,924	964,947
*	Canfor Corp.	28,724	329,546
*	Capstone Copper Corp.	28,228	189,734
#	Cardinal Energy Ltd.	36,370	180,974
	Cascades, Inc.	44,980	316,992
*	Celestica, Inc. (CLS CN)	10,941	573,815
*	Celestica, Inc. (CLS US)	19,768	1,036,634
	Centerra Gold, Inc.	72,600	486,927
	CES Energy Solutions Corp.	72,335	432,758
*	Cipher Pharmaceuticals, Inc.	2,347	21,623
	Cogeco Communications, Inc.	2,601	119,251
	Cogeco, Inc.	5,300	210,019
*	Conifex Timber, Inc.	8,294	2,643
	Converge Technology Solutions Corp.	40,038	122,087
	Corus Entertainment, Inc., Class B	91,108	6,929
*	Crew Energy, Inc.	43,300	128,584
#*	Cronos Group, Inc. (CRON CN)	21,600	53,192
#*	Cronos Group, Inc. (CRON US)	34,844	85,368
	Definity Financial Corp.	18,390	639,617
*	dentalcorp Holdings Ltd.	14,423	83,050
	Doman Building Materials Group Ltd.	18,957	98,036
*	Dorel Industries, Inc., Class B	5,500	27,487
	DREAM Unlimited Corp., Class A	10,000	155,072
	Dundee Precious Metals, Inc.	59,238	500,712
	Dye & Durham Ltd.	7,073	67,828

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dynacor Group, Inc.	10,400	$39,697
	E-L Financial Corp. Ltd.	500	465,875
*	Eldorado Gold Corp. (EGO US)	22,207	376,631
*	Eldorado Gold Corp. (ELD CN)	40,242	682,341
	Empire Co. Ltd., Class A	32,978	871,834
	Endeavour Mining PLC	43,136	949,177
#*	Endeavour Silver Corp. (EXK US)	42,369	191,084
	Enerflex Ltd. (EFX CN)	43,626	244,254
*	Ensign Energy Services, Inc.	87,694	163,237
	EQB, Inc.	8,265	576,901
#*	Equinox Gold Corp. (EQX CN)	18,476	103,712
	Equinox Gold Corp. (EQX US)	47,407	266,427
	Exchange Income Corp.	3,833	134,897
	Exco Technologies Ltd.	7,000	40,409
	Finning International, Inc.	36,989	1,060,120
	First Majestic Silver Corp. (AG US)	41,840	258,571
	First Majestic Silver Corp. (FR CN)	14,361	88,830
*	Florida Canyon Gold, Inc.	5,221	2,042
*	Fortuna Mining Corp. (FSM US)	85,224	411,632
*	Fortuna Mining Corp. (FVI CN)	80	385
	Frontera Energy Corp.	9,208	51,821
*	Galiano Gold, Inc.	46,170	84,940
	Gamehost, Inc.	1,600	12,226
*	GDI Integrated Facility Services, Inc.	1,593	39,968
*	GoGold Resources, Inc.	6,718	7,493
#*	GoldMoney, Inc.	1,680	9,138
*	Gran Tierra Energy, Inc. (GTE CN)	14,640	135,727
*	Haivision Systems, Inc.	2,900	8,612
	Hammond Power Solutions, Inc.	2,500	216,094
*	Heroux-Devtek, Inc.	10,300	232,685
	High Liner Foods, Inc.	6,800	65,062
	Hudbay Minerals, Inc. (HBM CN)	80,845	674,560
	Hudbay Minerals, Inc. (HBM US)	2,760	23,018
	iA Financial Corp., Inc.	29,944	2,024,823
*	IAMGOLD Corp. (IAG US)	63,068	259,840
*	IAMGOLD Corp. (IMG CN)	62,872	259,111
	IGM Financial, Inc.	9,533	270,113
	Innergex Renewable Energy, Inc.	23,083	158,663
*	Interfor Corp.	15,644	205,429
#*	Journey Energy, Inc.	9,502	21,335
	K-Bro Linen, Inc.	1,900	49,638
*	Kelt Exploration Ltd.	45,290	198,461
	Kinross Gold Corp. (K CN)	167,913	1,526,316
	Kinross Gold Corp. (KGC US)	169,515	1,535,806
*	Knight Therapeutics, Inc.	18,099	74,984
*	Kolibri Global Energy, Inc.	2,926	9,367
#	KP Tissue, Inc.	3,200	19,539
	Lassonde Industries, Inc., Class A	1,100	119,509
	Laurentian Bank of Canada	12,596	243,955
	Leon's Furniture Ltd.	8,521	169,105
	Lightspeed Commerce, Inc. (LSPD CN)	1,500	20,088
#*	Lightspeed Commerce, Inc. (LSPD US)	18,176	243,377
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	682,589
#*	Lucara Diamond Corp.	96,116	21,929
	Lundin Mining Corp.	177,526	1,792,426
	Magellan Aerospace Corp.	4,379	30,195
*	Major Drilling Group International, Inc.	14,091	96,243
*	Mandalay Resources Corp.	16,200	29,334

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Maple Leaf Foods, Inc.	11,844	$216,266
	Martinrea International, Inc.	26,137	215,434
*	Mattr Corp.	24,476	311,124
*	MDA Space Ltd.	22,285	213,222
*	MEG Energy Corp.	78,509	1,626,873
	Melcor Developments Ltd.	4,500	39,601
	Methanex Corp. (MEOH US)	8,492	412,626
	Methanex Corp. (MX CN)	6,800	330,581
	MTY Food Group, Inc.	4,728	156,019
	Mullen Group Ltd.	27,386	296,542
	Neo Performance Materials, Inc.	5,581	32,136
*	New Gold, Inc. (NGD CN)	171,422	396,072
	Northland Power, Inc.	47,340	791,714
	Nuvei Corp.	9,937	328,915
*	NuVista Energy Ltd.	53,200	515,181
#*	Obsidian Energy Ltd. (OBE US)	21,345	159,661
	OceanaGold Corp.	281,030	692,067
	Osisko Gold Royalties Ltd. (OR CN)	5,966	104,615
	Pan American Silver Corp. (PAAS CN)	52,992	1,218,242
	Paramount Resources Ltd., Class A	19,972	433,239
	Parex Resources, Inc.	29,536	443,045
	Park Lawn Corp.	7,853	150,559
	Parkland Corp.	33,200	931,327
#	Petrus Resources Ltd.	7,000	6,997
#	Peyto Exploration & Development Corp.	52,912	565,662
	PHX Energy Services Corp.	11,400	87,276
	Pizza Pizza Royalty Corp.	8,600	82,720
	Polaris Renewable Energy, Inc.	10,600	98,887
*	Precision Drilling Corp. (PD CN)	580	44,622
*	Precision Drilling Corp. (PDS US)	3,265	250,915
	Premium Brands Holdings Corp.	600	40,581
	Primo Water Corp. (PRMW CN)	30,018	658,563
*	Quarterhill, Inc.	33,599	41,614
	Rogers Sugar, Inc.	27,030	112,376
	Russel Metals, Inc.	17,634	512,678
#	Sandstorm Gold Ltd. (SAND US)	6,861	39,451
	Sandstorm Gold Ltd. (SSL CN)	10,010	57,494
*	Sangoma Technologies Corp.	2,812	14,766
	Secure Energy Services, Inc.	74,611	658,754
Ω	Sleep Country Canada Holdings, Inc.	8,599	218,112
*	Source Energy Services Ltd.	1,529	16,678
*	Spartan Delta Corp.	5,400	15,879
Ω	Spin Master Corp.	5,700	130,502
	SSR Mining, Inc. (SSRM CN)	45,730	253,713
	Stelco Holdings, Inc.	12,563	604,651
#*Ω	STEP Energy Services Ltd.	9,547	31,117
#	Superior Plus Corp.	47,700	275,701
	Supremex, Inc.	4,400	13,321
	Surge Energy, Inc.	12,428	63,371
	Taiga Building Products Ltd.	11,800	33,503
#	Tamarack Valley Energy Ltd.	137,999	409,804
#*	Taseko Mines Ltd. (TKO CN)	74,112	162,111
	TELUS Corp.	416	6,716
#*	Tilray Brands, Inc.	32,721	66,424
*	Torex Gold Resources, Inc.	25,846	409,784
	Total Energy Services, Inc.	11,632	82,565
	Transcontinental, Inc., Class A	26,393	311,597
	Trican Well Service Ltd.	59,975	218,938
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	54,148

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	854	$13,220
	Veren, Inc. (VRN CN)	95,406	744,922
#	Veren, Inc. (VRN US)	76,183	594,227
	Vermilion Energy, Inc. (VET US)	36,368	390,592
	VersaBank (VBNK CN)	3,835	46,248
*	Victoria Gold Corp.	12,873	5,781
	Wajax Corp.	6,900	132,937
*	Well Health Technologies Corp.	50,031	175,388
	West Fraser Timber Co. Ltd. (WFG CN)	8,807	780,966
	West Fraser Timber Co. Ltd. (WFG US)	1,000	88,690
	Western Forest Products, Inc.	127,000	38,174
	Westshore Terminals Investment Corp.	5,400	90,544
	Whitecap Resources, Inc.	162,842	1,254,942
	Winpak Ltd.	8,514	293,286
*††	Xebec Adsorption, Inc.	18,924	0
TOTAL CANADA			58,993,139
CHILE — (0.1%)
*	CAP SA	7,149	40,304
	Empresa Nacional de Telecomunicaciones SA	23,345	65,647
	Empresas CMPC SA	60,274	104,694
	Grupo Security SA	55,634	15,711
	Inversiones Aguas Metropolitanas SA	34,442	25,160
*	Ripley Corp. SA	120,377	34,635
	Salfacorp SA	145,634	86,279
	Sociedad Matriz SAAM SA	238,825	26,781
	SONDA SA	106,548	45,023
TOTAL CHILE			444,234
CHINA — (5.0%)
Ω	3SBio, Inc.	331,500	260,025
*	5I5J Holding Group Co. Ltd., Class A	60,500	23,441
	AAC Technologies Holdings, Inc.	144,000	527,111
	Accelink Technologies Co. Ltd., Class A	4,000	18,933
	Advanced Technology & Materials Co. Ltd., Class A	23,600	28,029
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	20,458
	Aisino Corp., Class A	19,500	22,031
#*	Alibaba Pictures Group Ltd.	2,560,000	129,347
#Ω	A-Living Smart City Services Co. Ltd.	111,500	38,669
*Ω	Alliance International Education Leasing Holdings Ltd.	141,000	8,286
	Aluminum Corp. of China Ltd., Class H	174,000	97,402
	Anhui Conch Cement Co. Ltd., Class H	191,500	466,922
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	21,055
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,996	15,608
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	27,923
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	32,429
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	18,619
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	29,227
	Anton Oilfield Services Group	504,000	36,047
	Aoshikang Technology Co. Ltd., Class A	4,500	16,241
	Aotecar New Energy Technology Co. Ltd., Class A	56,400	19,152
Ω	AsiaInfo Technologies Ltd.	14,000	8,179
*	AustAsia Group Ltd.	32,320	4,736
	AviChina Industry & Technology Co. Ltd., Class H	481,000	235,292
Ω	BAIC Motor Corp. Ltd., Class H	364,000	98,335
	Bank of Changsha Co. Ltd., Class A	21,500	22,383
	Bank of Chongqing Co. Ltd., Class H	132,500	86,095
	Bank of Guiyang Co. Ltd., Class A	33,600	24,454

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Bank of Qingdao Co. Ltd., Class H	51,500	$15,415
	Bank of Suzhou Co. Ltd., Class A	42,940	42,770
*	Baoye Group Co. Ltd., Class H	46,000	28,405
*	Baozun, Inc. (9991 HK), Class A	28,500	22,741
	BBMG Corp., Class H	185,000	13,961
	Befar Group Co. Ltd., Class A	32,900	16,170
	Beibuwan Port Co. Ltd., Class A	16,200	17,167
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	38,068
*	Beijing Capital International Airport Co. Ltd., Class H	374,000	124,471
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	20,750	21,650
	Beijing Energy International Holding Co. Ltd.	546,000	11,395
	Beijing Enterprises Holdings Ltd.	97,500	323,510
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,325
	Beijing Enterprises Water Group Ltd.	860,000	265,354
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	21,875
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	19,157
	Beijing Originwater Technology Co. Ltd., Class A	77,454	45,336
	Beijing Shougang Co. Ltd., Class A	40,100	15,484
	Beijing Sinnet Technology Co. Ltd., Class A	27,300	31,287
	Beijing SL Pharmaceutical Co. Ltd., Class A	22,900	22,824
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	7,295
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	11,890
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	29,346
*	Bengang Steel Plates Co. Ltd., Class A	44,600	16,412
	Binhai Investment Co. Ltd.	55,136	8,047
Ω	Blue Moon Group Holdings Ltd.	145,000	37,524
Ω	BOC Aviation Ltd.	44,800	393,108
*	BOE HC SemiTek Corp., Class A	33,600	20,006
*	Bohai Leasing Co. Ltd., Class A	127,800	51,343
	Bright Dairy & Food Co. Ltd., Class A	18,300	20,819
	BTG Hotels Group Co. Ltd., Class A	9,800	16,830
	C&D International Investment Group Ltd.	72,227	121,061
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	22,375
*	Capital Environment Holdings Ltd.	1,066,000	12,140
	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	17,111
	CECEP Solar Energy Co. Ltd., Class A	24,200	14,912
	CECEP Wind-Power Corp., Class A	68,250	28,442
	Central China New Life Ltd.	41,000	6,574
	Central China Securities Co. Ltd., Class H	249,000	34,368
	CGN New Energy Holdings Co. Ltd.	246,000	73,317
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	21,974
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	21,790
	Chaowei Power Holdings Ltd.	117,000	21,828
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	17,468
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	13,514
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	21,311
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	21,735
	Chengtun Mining Group Co. Ltd., Class A	38,000	25,028
	Chengzhi Co. Ltd., Class A	20,900	20,677
*	China Aerospace International Holdings Ltd.	540,000	20,015
*Ω	China Bohai Bank Co. Ltd., Class H	350,000	42,109
*	China Boton Group Co. Ltd.	52,000	12,210
	China CAMC Engineering Co. Ltd., Class A	29,200	29,556
	China Chunlai Education Group Co. Ltd.	40,000	23,931
	China Cinda Asset Management Co. Ltd., Class H	1,186,000	97,217
	China Coal Energy Co. Ltd., Class H	183,000	185,399
	China Communications Services Corp. Ltd., Class H	476,000	244,546
#	China Conch Venture Holdings Ltd.	288,500	252,120
	China CYTS Tours Holding Co. Ltd., Class A	12,000	16,583

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	12,100	$15,058
#*††	China Dili Group	516,800	8,189
Ω	China East Education Holdings Ltd.	71,000	22,498
	China Education Group Holdings Ltd.	39,275	20,340
	China Electronics Huada Technology Co. Ltd.	126,000	18,273
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	16,865
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	284,000	30,536
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	43,519
	China Everbright Water Ltd.	62,444	11,654
Ω	China Feihe Ltd.	585,000	264,941
	China Foods Ltd.	162,000	56,400
	China Galaxy Securities Co. Ltd., Class H	569,500	291,480
	China Gas Holdings Ltd.	522,000	474,717
	China Glass Holdings Ltd.	190,000	13,330
*	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	266,982
*	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	336,054
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	25,500	31,057
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	18,110
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	9,623
	China Hongqiao Group Ltd.	432,000	538,102
††	China Huiyuan Juice Group Ltd.	110,500	4,959
	China International Marine Containers Group Co. Ltd., Class H	182,820	142,034
	China Jinmao Holdings Group Ltd.	25,846	2,049
	China Kepei Education Group Ltd.	70,000	12,900
	China Lesso Group Holdings Ltd.	131,000	52,000
	China Lilang Ltd.	89,000	48,012
*Ω	China Literature Ltd.	73,400	237,846
	China Medical System Holdings Ltd.	188,000	155,913
#	China Meidong Auto Holdings Ltd.	204,000	53,804
	China Mengniu Dairy Co. Ltd.	75,000	125,497
	China Merchants Port Holdings Co. Ltd.	306,664	450,929
	China Merchants Property Operation & Service Co. Ltd., Class A	25,000	34,361
	China Modern Dairy Holdings Ltd.	540,000	46,358
	China National Accord Medicines Corp. Ltd., Class A	7,280	30,516
	China National Building Material Co. Ltd., Class H	634,200	210,194
	China National Medicines Corp. Ltd., Class A	13,000	60,654
Ω	China New Higher Education Group Ltd.	164,000	41,499
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	16,681
	China Nonferrous Mining Corp. Ltd.	164,000	116,801
*	China Oil & Gas Group Ltd.	920,000	22,683
	China Oilfield Services Ltd., Class H	268,000	236,079
	China Overseas Grand Oceans Group Ltd.	256,646	52,781
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	31,244
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	103,692
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	25,225
	China Reinsurance Group Corp., Class H	1,202,000	81,527
*††Ω	China Renaissance Holdings Ltd.	47,200	8,216
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	25,016
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	19,962
	China Resources Gas Group Ltd.	23,100	78,396
	China Resources Medical Holdings Co. Ltd.	54,500	22,340
Ω	China Resources Pharmaceutical Group Ltd.	349,000	238,638
#	China Risun Group Ltd.	252,000	96,081
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	25,589
*	China Shanshui Cement Group Ltd.	270,000	18,344
Ω	China Shengmu Organic Milk Ltd.	623,000	14,653
*	China Shuifa Singyes Energy Holdings Ltd.	14,000	555
	China State Construction International Holdings Ltd.	368,000	514,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Sunshine Paper Holdings Co. Ltd.	134,000	$36,817
	China Taiping Insurance Holdings Co. Ltd.	293,000	311,939
*††	China Tianrui Group Cement Co. Ltd.	50,000	230
	China Tianying, Inc., Class A	27,400	17,494
*	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	290,725
	China TransInfo Technology Co. Ltd., Class A	23,600	28,758
	China Travel International Investment Hong Kong Ltd.	526,000	74,104
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	9,125
*	China Vanke Co. Ltd., Class H	357,500	196,036
	China West Construction Group Co. Ltd., Class A	30,500	21,717
	China XLX Fertiliser Ltd.	112,000	51,393
*Ω	China Youran Dairy Group Ltd.	144,000	20,631
	China Zheshang Bank Co. Ltd., Class H	134,599	36,531
††	China Zhongwang Holdings Ltd.	319,600	12,886
	Chinasoft International Ltd.	372,000	181,277
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	19,538
	Chongqing Gas Group Corp. Ltd., Class A	17,000	13,225
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	15,197
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	242,319
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	22,787
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	32,659
	CIMC Enric Holdings Ltd.	134,000	124,693
*	Cinda Real Estate Co. Ltd., Class A	18,201	7,434
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,119
	City Development Environment Co. Ltd., Class A	13,200	21,592
*	Citychamp Watch & Jewellery Group Ltd.	196,000	24,571
*	ClouDr Group Ltd.	31,200	6,917
	CMST Development Co. Ltd., Class A	24,300	16,533
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	61,200	28,897
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	18,508
#*	COFCO Joycome Foods Ltd.	534,000	108,076
	COFCO Sugar Holding Co. Ltd., Class A	31,100	37,769
	Concord New Energy Group Ltd.	1,310,000	98,898
	Continental Aerospace Technologies Holding Ltd.	570,000	9,884
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	64,000	76,776
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	22,895
	CPMC Holdings Ltd.	151,000	134,376
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	19,451
	CSG Holding Co. Ltd., Class A	44,700	31,181
*	Da Ming International Holdings Ltd.	72,000	7,937
	Daan Gene Co. Ltd., Class A	32,400	22,720
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	17,940
	Dashang Co. Ltd., Class A	13,879	30,923
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	18,711
	Deppon Logistics Co. Ltd., Class A	15,800	28,196
	Dian Diagnostics Group Co. Ltd., Class A	13,600	23,617
	Digital China Group Co. Ltd., Class A	13,600	44,584
	Dongfang Electric Corp. Ltd., Class H	42,800	57,413
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	10,557
	Dongguan Development Holdings Co. Ltd., Class A	12,900	18,326
	Dongxing Securities Co. Ltd., Class A	41,000	49,888
	Dongyue Group Ltd.	306,000	266,610
	Dynagreen Environmental Protection Group Co. Ltd., Class H	96,000	32,809
	E-Commodities Holdings Ltd.	216,000	43,645
	Edvantage Group Holdings Ltd.	49,441	14,114
	EEKA Fashion Holdings Ltd.	36,000	41,933
*	Elion Energy Co. Ltd., Class A	29,100	1,530
	Essex Bio-technology Ltd.	43,000	13,714
	EVA Precision Industrial Holdings Ltd.	270,000	23,466

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ever Sunshine Services Group Ltd.	62,000	$12,205
Ω	Everbright Securities Co. Ltd., Class H	13,400	8,711
#*Ω	Everest Medicines Ltd.	9,000	22,505
	Fangda Carbon New Material Co. Ltd., Class A	52,900	32,644
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	14,897
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,046
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	22,405
#*	FIH Mobile Ltd.	758,000	76,959
	First Capital Securities Co. Ltd., Class A	22,500	16,486
	Fosun International Ltd.	472,500	246,149
	Fountain SET Holdings Ltd.	46,000	3,762
	Fufeng Group Ltd.	298,000	176,033
	Fujian Star-net Communication Co. Ltd., Class A	13,300	24,483
	Fujian Sunner Development Co. Ltd., Class A	19,311	36,004
	Gansu Energy Chemical Co. Ltd., Class A	83,500	32,488
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	11,199
	Gansu Shangfeng Cement Co. Ltd., Class A	17,300	15,473
	GCL Energy Technology Co. Ltd., Class A	18,100	19,725
*	GDS Holdings Ltd. (9698 HK), Class A	79,500	110,779
#	Gemdale Properties & Investment Corp. Ltd.	602,000	16,337
*	Genimous Technology Co. Ltd., Class A	28,400	22,992
	GF Securities Co. Ltd., Class H	160,400	137,892
*	Global New Material International Holdings Ltd.	47,000	22,168
*	Glorious Property Holdings Ltd.	64,000	82
	Goldenmax International Group Ltd., Class A	17,100	15,365
	Goldwind Science & Technology Co. Ltd., Class H	21,000	10,829
*	Goodbaby International Holdings Ltd.	272,000	22,305
	Grand Pharmaceutical Group Ltd., Class L	196,500	112,032
	Greatview Aseptic Packaging Co. Ltd.	183,000	55,792
	Greentown China Holdings Ltd.	213,500	161,570
	Greentown Service Group Co. Ltd.	254,000	111,114
	Guangdong Advertising Group Co. Ltd., Class A	27,400	19,228
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	15,628
	Guangdong DFP New Material Group Co. Ltd.	47,100	17,940
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	20,695
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,387
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	22,643
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	40,348
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,100	20,928
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	30,086
	Guangshen Railway Co. Ltd., Class H	282,000	85,883
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	58,246
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	17,240
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	19,310
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	25,319
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	71,363
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	20,224
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,000
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	30,052
	Guizhou Zhenhua E-chem, Inc., Class A	13,700	16,702
	Guomai Technologies, Inc., Class A	10,500	8,843
#Ω	Guotai Junan Securities Co. Ltd., Class H	72,800	75,910
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,900	15,324
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	24,380
*	Hainan Meilan International Airport Co. Ltd., Class H	19,000	18,568
	Haitian International Holdings Ltd.	62,000	179,879
	Haitong Securities Co. Ltd., Class H	407,200	188,273
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	15,092

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,600	$59,372
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	44,854
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	23,488
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	42,024
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	11,907
	Han's Laser Technology Industry Group Co. Ltd., Class A	17,900	54,594
	Harbin Electric Co. Ltd., Class H	158,000	51,075
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	11,220
	HBIS Resources Co. Ltd., Class A	10,900	21,389
*Ω	HBM Holdings Ltd.	64,000	11,296
	Health & Happiness H&H International Holdings Ltd.	54,500	59,769
	Helens International Holdings Co. Ltd.	52,000	13,815
	Henan Liliang Diamond Co. Ltd., Class A	6,400	22,623
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	34,192
	Henan Pinggao Electric Co. Ltd., Class A	20,100	55,739
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	21,247
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	5,673
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	19,646
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	22,172
	Hengan International Group Co. Ltd.	69,000	215,546
	Hengyi Petrochemical Co. Ltd., Class A	61,100	54,689
	Hesteel Co. Ltd., Class A	133,300	35,816
*	Hopson Development Holdings Ltd.	283,793	108,789
*	Horizon Construction Development Ltd.	57,000	10,881
	Hoyuan Green Energy Co. Ltd., Class A	13,180	28,865
	Huaan Securities Co. Ltd., Class A	44,460	28,814
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	20,551
*	Huafu Fashion Co. Ltd., Class A	36,000	17,221
Ω	Huatai Securities Co. Ltd., Class H	194,400	215,081
	Huaxin Cement Co. Ltd. (600801 C1), Class A	9,500	19,244
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	49,024
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	6,800	17,580
	Huishang Bank Corp. Ltd., Class H	135,800	38,187
	Hunan Gold Corp. Ltd., Class A	13,200	31,386
*	HyUnion Holding Co. Ltd., Class A	23,200	16,960
	IKD Co. Ltd., Class A	7,900	15,129
	Infore Environment Technology Group Co. Ltd., Class A	39,700	23,762
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,500	61,515
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	26,604
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	30,498
	Inspur Digital Enterprise Technology Ltd.	80,000	32,248
	Intco Medical Technology Co. Ltd., Class A	9,720	36,971
	Intron Technology Holdings Ltd.	32,000	6,154
	Jade Bird Fire Co. Ltd., Class A	8,190	12,955
*Ω	JD Logistics, Inc.	266,400	273,996
*	JH Educational Technology, Inc.	40,000	3,632
	Jiangling Motors Corp. Ltd., Class A	9,400	41,753
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,020	42,149
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	36,395
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	22,077
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	10,056
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	17,461
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	17,040
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	18,399
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	14,681
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	23,137
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	14,421
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	31,833
	Jiangxi Bank Co. Ltd., Class H	71,500	6,052

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	$23,144
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	10,431
	Jihua Group Corp. Ltd., Class A	67,000	23,276
*	Jilin Chemical Fibre, Class A	39,400	17,857
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	4,292
#	Jinchuan Group International Resources Co. Ltd.	425,000	29,866
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	30,042
#	JinkoSolar Holding Co. Ltd., ADR	8,667	179,927
	Jinmao Property Services Co. Ltd.	15,891	4,989
#Ω	Jinxin Fertility Group Ltd.	449,000	144,751
#Ω	Jiumaojiu International Holdings Ltd.	194,000	71,983
	Jizhong Energy Resources Co. Ltd., Class A	56,900	44,683
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	19,800	28,924
	Joinn Laboratories China Co. Ltd., Class A	7,700	16,118
	Jointown Pharmaceutical Group Co. Ltd., Class A	31,933	20,394
Ω	JS Global Lifestyle Co. Ltd.	189,500	37,877
	JSTI Group, Class A	22,800	23,145
*	Ju Teng International Holdings Ltd.	128,000	21,198
	Juewei Food Co. Ltd., Class A	14,100	30,098
*	Jutal Offshore Oil Services Ltd.	94,000	6,708
*	JY Grandmark Holdings Ltd.	50,000	3,554
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,057
*Ω	Kangda International Environmental Co. Ltd.	94,000	2,671
*	Kasen International Holdings Ltd.	167,000	5,525
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	20,396
	Kinetic Development Group Ltd.	342,000	46,899
	Kingboard Holdings Ltd.	115,000	234,555
	Kingboard Laminates Holdings Ltd.	169,000	151,968
	Kingfa Sci & Tech Co. Ltd., Class A	41,200	37,321
*	Ko Yo Chemical Group Ltd.	668,000	5,477
	Kunlun Energy Co. Ltd.	756,000	732,860
	Lao Feng Xiang Co. Ltd., Class A	5,000	36,318
	Laobaixing Pharmacy Chain JSC, Class A	8,580	16,505
	Launch Tech Co. Ltd., Class H	62,500	33,453
	Lee & Man Chemical Co. Ltd.	38,000	18,479
	Lee & Man Paper Manufacturing Ltd.	299,000	92,515
	Lee's Pharmaceutical Holdings Ltd.	45,000	6,267
*Ω	Legend Holdings Corp., Class H	50,800	36,246
	Leo Group Co. Ltd., Class A	52,500	11,064
	Leoch International Technology Ltd.	116,000	23,871
	Li Ning Co. Ltd.	332,000	618,387
	Liaoning Port Co. Ltd., Class H	284,000	22,219
*	Lier Chemical Co. Ltd., Class A	13,600	14,426
	Lingbao Gold Group Co. Ltd., Class H	46,000	20,313
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	6,800	16,401
#	LK Technology Holdings Ltd.	80,000	29,498
	Loncin Motor Co. Ltd., Class A	38,300	35,122
Ω	Longfor Group Holdings Ltd.	363,000	471,576
	Longshine Technology Group Co. Ltd., Class A	8,900	10,675
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	21,654
	Luxi Chemical Group Co. Ltd., Class A	19,600	30,633
*Ω	Luye Pharma Group Ltd.	380,500	135,841
#*	Maanshan Iron & Steel Co. Ltd., Class H	140,000	19,530
	Maccura Biotechnology Co. Ltd., Class A	14,000	22,862
*Ω	Maoyan Entertainment	76,600	78,611
Ω	Medlive Technology Co. Ltd.	52,000	50,115
	Meilleure Health International Industry Group Ltd.	432,000	8,102
	Metallurgical Corp. of China Ltd., Class H	528,000	101,437
Ω	Midea Real Estate Holding Ltd.	51,200	45,613

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	$12,168
	Ming Yang Smart Energy Group Ltd., Class A	31,100	42,881
*	Minmetals Land Ltd.	340,000	14,726
*	Minth Group Ltd.	134,000	188,024
	MLS Co. Ltd., Class A	24,900	28,212
*	MMG Ltd.	487,199	151,218
	Morimatsu International Holdings Co. Ltd.	56,000	33,229
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	46,706
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	7,313
*	Nayuki Holdings Ltd.	29,500	6,910
	NetDragon Websoft Holdings Ltd.	49,500	69,471
	Neusoft Corp., Class A	20,400	23,205
	New China Life Insurance Co. Ltd., Class H	143,000	278,905
	Newland Digital Technology Co. Ltd., Class A	4,000	7,392
	Nexteer Automotive Group Ltd.	110,000	47,731
*	Nine Dragons Paper Holdings Ltd.	266,000	103,819
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	34,600
	Ningbo Joyson Electronic Corp., Class A	18,400	39,169
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	17,543
	Ningbo Yunsheng Co. Ltd., Class A	10,700	8,403
	Norinco International Cooperation Ltd., Class A	22,300	30,479
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	19,647
	Northeast Securities Co. Ltd., Class A	28,400	23,561
	Offshore Oil Engineering Co. Ltd., Class A	62,700	47,663
	Onewo, Inc., Class H	13,700	33,754
	Opple Lighting Co. Ltd., Class A	6,900	15,187
	ORG Technology Co. Ltd., Class A	58,200	34,521
#Ω	Orient Securities Co. Ltd., Class H	164,400	68,535
*	Oriental Energy Co. Ltd., Class A	34,900	39,976
	Pacific Online Ltd.	71,000	3,387
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	8,194
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	30,525
	PNC Process Systems Co. Ltd., Class A	6,200	19,029
*	Polaris Bay Group Co. Ltd., Class A	38,700	35,675
	Poly Property Group Co. Ltd.	134,637	25,005
#	Poly Property Services Co. Ltd., Class H	24,800	85,118
	Prinx Chengshan Holdings Ltd.	20,000	18,497
*	Q Technology Group Co. Ltd.	123,000	68,670
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	32,417
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	11,170
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	15,916
	Qingdao Rural Commercial Bank Corp., Class A	127,700	46,513
	Qinhuangdao Port Co. Ltd., Class H	74,500	19,080
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	22,923
#*††Ω	Redco Properties Group Ltd.	156,000	4,992
	Renhe Pharmacy Co. Ltd., Class A	26,500	20,742
	Rianlon Corp., Class A	3,700	12,706
	Rongan Property Co. Ltd., Class A	54,000	20,407
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	23,195
	Runjian Co. Ltd., Class A	3,100	12,177
	Sansure Biotech, Inc., Class A	9,291	24,966
#	Sany Heavy Equipment International Holdings Co. Ltd.	166,000	99,571
	Sealand Securities Co. Ltd., Class A	103,000	45,047
#*	Seazen Group Ltd.	568,000	101,683
*	Seazen Holdings Co. Ltd., Class A	16,700	22,362
	S-Enjoy Service Group Co. Ltd.	63,000	23,015
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,350	29,118
	Shandong Bohui Paper Industrial Co. Ltd., Class A	20,800	12,860
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	20,479

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Haihua Co. Ltd., Class A	23,600	$18,418
	Shandong Humon Smelting Co. Ltd., Class A	11,000	17,154
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	443,200	224,893
	Shandong Xiantan Co. Ltd., Class A	11,300	9,085
	Shanghai AJ Group Co. Ltd., Class A	21,400	12,340
	Shanghai Bailian Group Co. Ltd., Class A	25,800	28,535
	Shanghai Construction Group Co. Ltd., Class A	52,700	17,061
	Shanghai Huayi Group Co. Ltd., Class A	22,900	20,243
	Shanghai Industrial Holdings Ltd.	85,000	126,804
	Shanghai Industrial Urban Development Group Ltd.	312,800	15,808
	Shanghai Jahwa United Co. Ltd., Class A	7,300	18,109
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,000	23,286
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	27,776
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	203,634
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	20,408
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	50,370
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,001	31,739
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	10,576
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	28,417
*	Shanxi Meijin Energy Co. Ltd., Class A	44,200	26,952
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	8,702
	Shenzhen Airport Co. Ltd., Class A	36,800	33,394
	Shenzhen Aisidi Co. Ltd., Class A	14,000	17,727
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	15,627
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	17,304
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	20,834
	Shenzhen Desay Battery Technology Co., Class A	5,980	21,347
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	22,202
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	13,718
	Shenzhen Gas Corp. Ltd., Class A	31,800	30,556
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	15,528
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	10,626
	Shenzhen International Holdings Ltd.	282,255	226,162
	Shenzhen Investment Ltd.	427,199	51,431
	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	21,428
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	14,612
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	22,943
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	29,571
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	17,152
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	23,179
	Shenzhen MTC Co. Ltd., Class A	47,100	32,939
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	69,600	23,708
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	11,421
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	15,429
	Shenzhen Topband Co. Ltd., Class A	16,700	23,780
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	40,307
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	35,043
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	16,150
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	36,841
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	7,785
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	34,574
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	35,266
	Shinva Medical Instrument Co. Ltd., Class A	5,720	13,888
	Shoucheng Holdings Ltd.	168,000	26,903
	Shougang Fushan Resources Group Ltd.	483,728	170,081
*	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	1,336
	Shui On Land Ltd.	405,500	34,221
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	14,433
	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,639

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	$22,337
	Sichuan Hexie Shuangma Co. Ltd., Class A	5,000	8,460
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	10,667
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	20,285
*	Sihuan Pharmaceutical Holdings Group Ltd.	651,000	44,195
	SIIC Environment Holdings Ltd. (807 HK)	64,000	8,099
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	45,285
#Ω	Simcere Pharmaceutical Group Ltd.	98,000	67,336
	Sino Biopharmaceutical Ltd.	422,000	151,329
*	Sinochem International Corp., Class A	36,300	19,151
	Sinofert Holdings Ltd.	518,000	64,332
	Sinoma International Engineering Co., Class A	14,100	19,875
	Sinoma Science & Technology Co. Ltd., Class A	22,400	35,625
	Sinomach Automobile Co. Ltd., Class A	21,100	18,102
	Sinomine Resource Group Co. Ltd., Class A	5,300	19,763
	Sinopec Engineering Group Co. Ltd., Class H	269,000	171,434
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	49,417
	Sinopharm Group Co. Ltd., Class H	260,000	609,841
	Sino-Platinum Metals Co. Ltd., Class A	10,790	20,084
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	19,978
	Sinotrans Ltd., Class H	409,000	189,871
	Sinotruk Jinan Truck Co. Ltd., Class A	10,800	22,996
	Skyworth Group Ltd.	269,978	97,939
Ω	Smoore International Holdings Ltd.	64,000	74,725
	Sobute New Materials Co. Ltd., Class A	6,400	5,824
*	South Manganese Investment Ltd.	131,000	3,894
	STO Express Co. Ltd., Class A	17,500	21,748
	Sun Art Retail Group Ltd.	390,500	63,527
	Suning Universal Co. Ltd., Class A	98,300	23,419
	Sunstone Development Co. Ltd., Class A	10,700	17,206
	Sunwoda Electronic Co. Ltd., Class A	30,600	72,781
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,541
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,300	63,303
	SY Holdings Group Ltd.	71,500	45,402
	Symphony Holdings Ltd.	280,000	30,437
*	Tangrenshen Group Co. Ltd., Class A	21,700	16,638
*	Tangshan Jidong Cement Co. Ltd., Class A	38,400	23,994
	TangShan Port Group Co. Ltd., Class A	58,200	42,355
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	19,834
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	29,515
	TCL Electronics Holdings Ltd.	176,000	116,525
	Tian An China Investment Co. Ltd.	115,000	59,025
	Tian Di Science & Technology Co. Ltd., Class A	50,500	40,608
	Tiande Chemical Holdings Ltd.	56,000	7,603
	Tiangong International Co. Ltd.	254,000	49,657
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	35,062
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	33,970
	Tianjin Port Co. Ltd., Class A	34,400	22,282
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	16,597
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	24,082
*	Tianma Microelectronics Co. Ltd., Class A	40,600	40,135
#	Tianqi Lithium Corp., Class H	12,000	32,889
	Tianshan Aluminum Group Co. Ltd., Class A	62,900	59,889
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	24,666
	Toly Bread Co. Ltd., Class A	25,900	19,884
	Tomson Group Ltd.	63,669	15,472
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	76,240
	Tongcheng Travel Holdings Ltd.	25,600	44,571
*	Tongguan Gold Group Ltd.	82,000	5,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	35,600	$23,564
	TravelSky Technology Ltd., Class H	129,000	145,426
*	Trigiant Group Ltd.	238,000	10,193
#*	Triumph New Energy Co. Ltd., Class H	22,000	11,781
	Truly International Holdings Ltd.	408,000	54,358
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	6,967
	Unilumin Group Co. Ltd., Class A	32,500	22,810
	Uni-President China Holdings Ltd.	81,000	66,659
*	United Energy Group Ltd.	242,000	10,378
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	35,730
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,100	15,842
	Vatti Corp. Ltd., Class A	9,200	8,387
*††Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	16,879
	Vipshop Holdings Ltd., ADR	49,285	672,247
*	Vnet Group, Inc., ADR	13,987	28,953
	Wangneng Environment Co. Ltd., Class A	8,300	14,967
	Wanxiang Qianchao Co. Ltd., Class A	44,640	28,626
	Wasion Holdings Ltd.	98,000	79,666
	Wasu Media Holding Co. Ltd., Class A	36,300	31,734
	Weichai Power Co. Ltd., Class H	244,000	390,509
*	Wellhope Foods Co. Ltd., Class A	18,100	17,749
	West China Cement Ltd.	528,000	69,667
	Western Securities Co. Ltd., Class A	18,300	16,555
	Windey Energy Technology Group Co. Ltd., Class A	11,000	17,319
	Wolong Electric Group Co. Ltd., Class A	17,500	29,467
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	36,503
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	19,405
	Wuhu Token Science Co. Ltd., Class A	27,900	17,748
*Ω	Wuxi Biologics Cayman, Inc.	567,000	829,325
	Wuxi Boton Technology Co. Ltd., Class A	10,500	23,560
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	147,500	24,165
	Xiamen Bank Co. Ltd., Class A	57,200	41,878
	Xiamen C & D, Inc., Class A	29,600	32,492
	Xiamen ITG Group Corp. Ltd., Class A	19,700	17,501
	Xiamen Tungsten Co. Ltd., Class A	13,000	30,609
	Xiandai Investment Co. Ltd., Class A	19,900	10,523
	Xianhe Co. Ltd., Class A	7,900	18,978
	Xilinmen Furniture Co. Ltd., Class A	6,900	14,372
	Xinfengming Group Co. Ltd., Class A	13,000	24,018
	Xingda International Holdings Ltd.	233,143	38,216
	Xingfa Aluminium Holdings Ltd.	46,000	49,006
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	146,000	16,251
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	20,940
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	39,198
#	Xinyi Energy Holdings Ltd.	372,531	42,416
	Xinyi Solar Holdings Ltd.	706,000	334,982
	Xinyu Iron & Steel Co. Ltd., Class A	80,000	36,763
	Xinzhi Group Co. Ltd., Class A	12,200	20,681
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	21,374
	Xtep International Holdings Ltd.	262,000	157,574
	Yangling Metron New Material, Inc., Class A	6,200	16,510
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	14,500	14,836
	Yankuang Energy Group Co. Ltd., Class H	10,400	13,575
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	15,015
*	Yeahka Ltd.	23,600	33,216
	Yeebo International Holdings Ltd.	102,000	37,279
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	106,112
*	Yifan Pharmaceutical Co. Ltd., Class A	13,300	22,033
	Yip's Chemical Holdings Ltd.	78,000	15,182

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	$22,860
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	37,652
*	Youzu Interactive Co. Ltd., Class A	19,500	20,739
	Yuexiu Property Co. Ltd.	82,000	52,408
	Yunda Holding Co. Ltd., Class A	31,300	31,992
	Yunnan Copper Co. Ltd., Class A	26,500	41,885
	Yunnan Tin Co. Ltd., Class A	23,600	46,006
	Yusys Technologies Co. Ltd., Class A	14,600	22,142
	ZBOM Home Collection Co. Ltd., Class A	11,500	17,956
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	18,557
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	17,492
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	36,859
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	23,397
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	17,107
	Zhejiang Hailiang Co. Ltd., Class A	37,200	40,059
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,101
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	19,194
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	16,200	11,217
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	26,074
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	14,908
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	22,524
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	20,558
	Zhejiang Longsheng Group Co. Ltd., Class A	34,800	43,304
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	20,073
	Zhejiang Runtu Co. Ltd., Class A	28,700	23,081
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	12,537
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	44,107
	Zhejiang Wansheng Co. Ltd., Class A	7,900	9,926
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	19,326
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	14,141
	Zhende Medical Co. Ltd., Class A	2,900	8,508
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	59,134
*	Zhewen Interactive Group Co. Ltd., Class A	35,300	20,679
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	126,600	216,163
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	35,011
	Zhongsheng Group Holdings Ltd.	145,500	227,017
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	6,060
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	157,000	32,959
*	Zhuguang Holdings Group Co. Ltd.	28,000	430
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	18,292
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	24,600	90,787
	Zhuzhou Kibing Group Co. Ltd., Class A	26,000	22,010
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	152,457
TOTAL CHINA			36,923,125
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	22,960	48,590
	Corp. Financiera Colombiana SA	14,498	47,241
	Grupo Argos SA	15,974	65,378
	Mineros SA	34,702	29,468
TOTAL COLOMBIA			190,677
DENMARK — (2.3%)
	Alm Brand AS	302,698	577,475
	BankNordik P	1,321	28,878
*	Bavarian Nordic AS	26,100	703,490
	Columbus AS	23,788	30,106

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	D/S Norden AS	9,351	$404,500
	Dfds AS	14,217	389,957
#	FLSmidth & Co. AS	17,559	895,742
*	GN Store Nord AS	35,889	943,063
	GronlandsBANKEN AS	210	20,368
	H Lundbeck AS (HLUNA DC), Class A	24,658	132,636
	H Lundbeck AS (HLUNB DC)	97,184	607,623
*	H&H International AS, Class B	6,441	94,502
	ISS AS	44,132	806,669
	Jyske Bank AS	18,173	1,481,516
	Matas AS	13,030	222,640
*Ω	Netcompany Group AS	11,799	502,187
*	Nilfisk Holding AS	4,737	88,264
*	NKT AS	19,205	1,728,793
	Per Aarsleff Holding AS	6,619	378,482
	Ringkjoebing Landbobank AS	9,222	1,632,327
	Rockwool AS (ROCKA DC), Class A	1,416	623,106
	Rockwool AS (ROCKB DC), Class B	2,620	1,158,073
*	Royal Unibrew AS	46	3,612
Ω	Scandinavian Tobacco Group AS	22,438	328,717
	Schouw & Co. AS	4,623	381,529
	Solar AS, Class B	1,147	54,324
	SP Group AS	1,248	45,238
	Spar Nord Bank AS	34,913	712,019
	Sparekassen Sjaelland-Fyn AS	4,899	160,501
	Sydbank AS	19,669	1,060,400
	TORM PLC, Class A	12,616	488,541
	Tryg AS	32,083	702,428
	Vestjysk Bank AS	59,255	38,504
TOTAL DENMARK			17,426,210
FINLAND — (1.7%)
	Aktia Bank OYJ	15,532	156,865
	Alandsbanken Abp, Class B	2,284	85,136
	Apetit OYJ	1,113	16,963
	Aspo OYJ	4,867	31,313
	Atria OYJ	3,506	37,717
	Bittium OYJ	5,009	42,709
	Cargotec OYJ, Class B	10,303	525,171
	Digia OYJ	4,078	24,550
Ω	Enento Group OYJ	3,980	73,684
	Fiskars OYJ Abp	10,410	179,146
	Fortum OYJ	89,128	1,370,520
	Glaston OYJ Abp	8,852	8,155
*	HKFoods OYJ	16,407	11,910
	Huhtamaki OYJ	25,055	1,015,214
*	Kalmar OYJ, Class B	10,303	304,630
	Kamux Corp.	1,769	9,781
	Kemira OYJ	32,084	725,365
	Kesko OYJ (KESKOA FH), Class A	3,835	71,613
	Kesko OYJ (KESKOB FH), Class B	4,950	89,539
	Konecranes OYJ	14,581	1,018,531
	Lassila & Tikanoja OYJ	10,732	104,558
	Mandatum OYJ	41,937	194,232
	Metsa Board OYJ (METSA FH), Class A	2,149	19,261
	Metsa Board OYJ (METSB FH), Class B	48,951	374,035
	Neste OYJ	2,556	51,587
#	NoHo Partners OYJ	1,625	14,377
	Nokian Renkaat OYJ	29,900	272,815

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Olvi OYJ, Class A	3,777	$129,302
	Oma Saastopankki OYJ	2,569	38,625
	Oriola OYJ (OKDAV FH)	4,300	4,843
	Oriola OYJ (OKDBV FH), Class B	39,268	41,187
	Outokumpu OYJ	82,658	298,024
	Pihlajalinna OYJ	6,174	65,468
	Ponsse OYJ	730	19,118
	Raisio OYJ, Class V	17,744	39,356
*	Rapala VMC OYJ	4,631	13,577
	Sanoma OYJ	19,907	147,170
	Scanfil OYJ	3,530	27,932
#*	SRV Group OYJ	786	4,487
	Stora Enso OYJ, Class R	124,293	1,553,801
#	Taaleri PLC	5,902	52,809
#*	Teleste OYJ	3,463	10,048
Ω	Terveystalo OYJ	45,094	503,028
	TietoEVRY OYJ	23,793	482,484
	Tokmanni Group Corp.	8,641	105,790
#	Valmet OYJ	38,832	1,099,747
	Wartsila OYJ Abp	44,782	925,421
*	WithSecure OYJ	25,449	28,566
	YIT OYJ	27,688	69,516
TOTAL FINLAND			12,489,676
FRANCE — (4.0%)
#	ABC arbitrage	5,304	23,149
	AKWEL SADIR	2,712	31,475
*	Alstom SA	81,487	1,596,542
	Alten SA	4,601	506,027
Ω	Amundi SA	10,773	786,221
	Arkema SA	14,903	1,344,889
	Assystem SA	1,526	80,945
	Aubay	826	32,699
#*	Axway Software SA	1,894	44,057
Ω	Ayvens SA	10,702	70,845
#	Beneteau SACA	3,042	29,657
	Boiron SA	1,406	49,367
	Bonduelle SCA	4,826	33,477
	Bouygues SA	51,932	1,793,004
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	23,266
	Carrefour SA	124,412	1,855,882
	CBo Territoria	11,180	42,504
*	Cegedim SA	2,088	29,268
	Cie des Alpes	6,017	86,155
	Coface SA	34,135	516,788
	Derichebourg SA	27,304	140,604
	Eiffage SA	20,030	1,993,420
*Ω	Elior Group SA	41,700	144,722
	Elis SA	58,949	1,363,215
	Eramet SA	1,947	165,376
	Esso SA Francaise	662	104,149
	Etablissements Maurel et Prom SA	22,578	137,872
	Eurazeo SE	11,657	917,117
#*	Eutelsat Communications SACA	28,755	148,613
*	Exclusive Networks SA	4,319	108,690
	Exel Industries SA, Class A	396	21,934
	Fnac Darty SA (FNAC FP)	2,442	72,480
	Forvia SE (FRVIA FP)	32,878	385,098
	GL Events SACA	2,532	51,910

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Crit SA	1,048	$75,022
	Groupe SFPI	8,334	17,586
	Guerbet	1,473	55,916
	Imerys SA	10,388	352,952
	IPSOS SA	11,856	731,719
	Jacquet Metals SACA	4,132	68,095
	Laurent-Perrier	749	96,821
	LISI SA	3,548	97,684
	LNA Sante SA	1,202	33,390
	Manitou BF SA	2,169	50,169
	Mersen SA	6,943	240,662
	Metropole Television SA	6,128	79,989
#*	Nexity SA	9,422	106,193
	NRJ Group	6,338	55,185
	Quadient SA	11,111	220,408
	Renault SA	55,113	2,670,894
	Rexel SA	53,173	1,350,961
	Samse SACA	262	47,365
	Savencia SA	1,752	94,850
	SCOR SE	34,236	732,728
	SEB SA	5,149	515,249
	SES SA	111,414	602,442
	Societe BIC SA	5,124	321,488
	Societe LDC SADIR	825	129,161
*	SOITEC	3,080	397,109
	Stef SA	1,010	146,578
	Synergie SE	2,390	84,064
	Technip Energies NV	42,659	1,086,801
	Television Francaise 1 SA	11,443	100,689
	Thermador Groupe	289	23,850
	Totalenergies EP Gabon	87	15,009
	Trigano SA	2,049	240,252
*	Ubisoft Entertainment SA	18,077	371,363
	Valeo SE	35,813	409,241
*	Vallourec SACA	43,624	705,334
	Vetoquinol SA	278	30,317
	Vicat SACA	5,082	176,731
	VIEL & Cie SA	3,477	37,797
	Vivendi SE	175,700	1,874,852
#*	Voltalia SA	7,494	83,303
	Vranken-Pommery Monopole SA	1,043	16,693
*Ω	Worldline SA	6,497	73,721
*Ω	X-Fab Silicon Foundries SE	9,963	63,738
TOTAL FRANCE			29,415,788
GERMANY — (3.7%)
	1&1 AG	10,207	164,307
	7C Solarparken AG	6,414	16,305
	All for One Group SE	212	13,200
	AlzChem Group AG	1,011	55,883
Ω	Aumann AG	2,278	35,541
	Aurubis AG	9,174	715,436
#*	BayWa AG (BYW6 GR)	5,244	73,644
Ω	Befesa SA	5,892	182,926
	Bertrandt AG	898	26,049
	Bijou Brigitte AG	1,477	56,632
	Bilfinger SE	9,612	538,899
#*	Borussia Dortmund GmbH & Co. KGaA	25,902	102,182
	Brenntag SE	13,495	959,984

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	6,818	$243,500
	CANCOM SE (COK GR)	2,548	90,396
*	Ceconomy AG	47,680	143,812
	Cewe Stiftung & Co. KGaA	1,803	193,046
	Commerzbank AG	53,855	877,970
	Continental AG	20,556	1,260,161
*Ω	Covestro AG	52,882	3,113,102
	Deutz AG	41,097	236,706
	Draegerwerk AG & Co. KGaA	853	42,390
	Duerr AG	11,658	256,413
Ω	DWS Group GmbH & Co. KGaA	10,302	389,586
	EDAG Engineering Group AG	1,985	22,874
	ElringKlinger AG	11,657	60,976
*	Encavis AG	22,644	424,405
	Evonik Industries AG	52,367	1,060,521
*	Evotec SE	20,480	192,974
	flatexDEGIRO AG	17,613	248,724
	FORTEC Elektronik AG	585	12,914
*	Fraport AG Frankfurt Airport Services Worldwide	9,405	477,617
	Freenet AG	36,293	1,004,303
	Fresenius Medical Care AG (FME GR)	47,923	1,849,245
	Friedrich Vorwerk Group SE	2,697	57,888
	Gerresheimer AG	8,611	890,268
	Gesco SE	2,252	34,599
	H&R GmbH & Co. KGaA	4,152	18,269
	Hamburger Hafen und Logistik AG	5,313	89,122
*	Heidelberger Druckmaschinen AG	55,170	67,347
*	HelloFresh SE	21,068	131,606
	Hornbach Holding AG & Co. KGaA	2,266	185,731
#	Hugo Boss AG	5,568	221,275
	Indus Holding AG	3,153	76,385
Ω	Instone Real Estate Group SE	17,183	175,509
	Jenoptik AG	14,474	412,678
Ω	JOST Werke SE	3,772	170,500
	K&S AG	49,495	637,627
	KION Group AG	18,003	712,016
	Kloeckner & Co. SE	5,156	28,446
#	Knaus Tabbert AG	1,043	34,985
*	Koenig & Bauer AG	4,875	65,888
	Kontron AG	8,109	171,807
	Krones AG	3,273	442,817
	KSB SE & Co. KGaA	62	45,287
	KWS Saat SE & Co. KGaA	3,267	226,737
	Lanxess AG	13,976	364,866
#*	LPKF Laser & Electronics SE	3,178	29,449
*	Mediclin AG	5,270	13,787
*	Medios AG	3,854	75,072
	MLP SE	21,361	135,563
	Mutares SE & Co. KGaA	3,535	122,354
	Norma Group SE	11,250	209,019
	OHB SE	1,667	79,010
	Pfeiffer Vacuum Technology AG	218	37,176
	ProSiebenSat.1 Media SE	18,829	129,173
	Puma SE (PUM GR)	19,512	968,246
*	PVA TePla AG	1,759	27,482
*	q.beyond AG	32,252	29,738
	RTL Group SA	8,393	264,330
	SAF-Holland SE	5,757	117,771
	Salzgitter AG	11,280	202,253

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Schloss Wachenheim AG	674	$11,246
*	SGL Carbon SE	9,598	64,462
*	Siemens Energy AG	32,520	944,333
	Siltronic AG	4,337	353,701
	Stabilus SE	6,552	320,626
	STRATEC SE	1,100	48,312
	Suedzucker AG	15,827	208,492
	Surteco Group SE	1,940	29,817
	Takkt AG	8,473	98,181
	Technotrans SE	2,069	37,042
	thyssenkrupp AG	75,833	290,364
	United Internet AG	24,546	544,411
	Vossloh AG	2,264	120,356
	Wacker Chemie AG	3,997	399,496
	Wacker Neuson SE	10,588	164,811
	Wuestenrot & Wuerttembergische AG	8,935	120,661
*Ω	Zalando SE	25,362	649,883
TOTAL GERMANY			27,250,893
GREECE — (0.1%)
	Aegean Airlines SA	775	9,648
	Alpha Services & Holdings SA	121,392	223,979
	Autohellas Tourist & Trading SA	819	10,511
	Bank of Greece	3,495	52,667
	Ellaktor SA	3,816	8,087
	ElvalHalcor SA	7,892	16,148
	GEK Terna SA	1,588	30,768
	Helleniq Energy Holdings SA	9,333	74,753
*	LAMDA Development SA	6,355	52,353
	Motor Oil Hellas Corinth Refineries SA	6,363	162,192
	Piraeus Financial Holdings SA	25,530	107,863
	Sarantis SA	2,655	31,550
	Thrace Plastics Holding & Co.	2,463	11,040
	Titan Cement International SA (TITC GA)	5,589	198,940
TOTAL GREECE			990,499
HONG KONG — (1.0%)
	ASMPT Ltd.	11,300	118,148
	Bank of East Asia Ltd.	244,200	308,006
*	Blue River Holdings Ltd.	120,000	1,812
*	BOCOM International Holdings Co. Ltd.	275,000	8,413
	Build King Holdings Ltd.	120,000	15,042
#	Cathay Pacific Airways Ltd.	121,000	126,416
*	Century City International Holdings Ltd.	360,000	7,353
	Cheuk Nang Holdings Ltd.	37,997	8,715
	Chevalier International Holdings Ltd.	20,000	10,836
*	China Energy Development Holdings Ltd.	2,198,000	22,498
	Chow Sang Sang Holdings International Ltd.	71,000	60,305
	CITIC Telecom International Holdings Ltd.	397,000	105,789
Ω	Crystal International Group Ltd.	149,500	65,550
	CSI Properties Ltd.	1,310,000	12,773
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	67,786
	Dah Sing Financial Holdings Ltd.	41,200	107,783
#	EC Healthcare	64,000	8,597
††	EcoGreen International Group Ltd.	84,000	3,831
	Emperor International Holdings Ltd.	270,000	12,417
	Emperor Watch & Jewellery Ltd.	790,000	15,769

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	ESR Group Ltd.	168,400	$254,593
	Far East Consortium International Ltd.	107,223	15,373
	First Pacific Co. Ltd.	560,000	249,245
*Ω	FIT Hon Teng Ltd.	386,000	133,379
*Ω	Frontage Holdings Corp.	64,000	6,154
	Guotai Junan International Holdings Ltd.	796,000	68,107
	Hang Lung Group Ltd.	34,000	37,260
	Hang Lung Properties Ltd.	471,000	345,381
	Hanison Construction Holdings Ltd.	105,877	5,828
*	Harbour Centre Development Ltd.	17,000	11,224
	HKR International Ltd.	251,040	37,903
	Hon Kwok Land Investment Co. Ltd.	54,000	8,741
*	Hong Kong Technology Venture Co. Ltd.	62,000	14,137
	Hongkong & Shanghai Hotels Ltd.	121,716	82,795
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	31,544
Ω	Impro Precision Industries Ltd.	75,000	19,346
*	ITC Properties Group Ltd.	84,761	4,747
	Johnson Electric Holdings Ltd.	77,555	107,227
	K Wah International Holdings Ltd.	249,000	55,723
*	Kader Holdings Co. Ltd.	98,000	3,764
	Kerry Logistics Network Ltd.	131,500	115,038
	Kerry Properties Ltd.	89,000	151,623
#	Kowloon Development Co. Ltd.	116,562	65,482
*	Lai Sun Development Co. Ltd.	88,200	7,448
*	Lai Sun Garment International Ltd.	136,459	11,636
	Liu Chong Hing Investment Ltd.	40,000	22,713
	Luk Fook Holdings International Ltd.	97,000	190,779
*	Midland Holdings Ltd.	93,517	9,064
#*	Mongolian Mining Corp.	162,000	172,886
*	NagaCorp Ltd.	284,000	136,862
*††	Nan Hai Corp. Ltd.	1,800,000	0
#	New World Development Co. Ltd.	372,000	346,795
	Pacific Basin Shipping Ltd.	1,251,000	375,622
	Pacific Textiles Holdings Ltd.	47,000	10,112
*	Paliburg Holdings Ltd.	86,000	8,698
	PAX Global Technology Ltd.	92,000	51,620
	Pico Far East Holdings Ltd.	278,000	61,204
*	Public Financial Holdings Ltd.	116,000	16,362
*	Regal Hotels International Holdings Ltd.	68,000	24,850
Ω	Regina Miracle International Holdings Ltd.	29,000	8,013
	SAS Dragon Holdings Ltd.	64,000	31,122
	Shangri-La Asia Ltd.	256,000	179,481
*	Shun Tak Holdings Ltd.	362,000	35,740
	SmarTone Telecommunications Holdings Ltd.	97,500	46,782
	Soundwill Holdings Ltd.	23,500	16,837
	Stella International Holdings Ltd.	138,500	230,855
	Swire Pacific Ltd. (19 HK), Class A	32,000	276,057
	Swire Pacific Ltd. (87 HK), Class B	117,500	152,288
	Tao Heung Holdings Ltd.	133,000	11,586
*	Television Broadcasts Ltd.	78,600	31,774
*	Texhong International Group Ltd.	44,000	22,506
	Theme International Holdings Ltd.	500,000	28,836
*††	Tian Shan Development Holding Ltd.	62,000	0
	Town Health International Medical Group Ltd.	650,000	22,431
	Transport International Holdings Ltd.	42,371	50,032
	United Laboratories International Holdings Ltd.	274,000	314,764
*††	Untrade.Genting Hk	331,000	0
	Vedan International Holdings Ltd.	80,000	5,899
	VSTECS Holdings Ltd.	192,000	105,609

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wang On Group Ltd.	1,400,000	$4,824
Ω	WH Group Ltd.	1,552,160	1,008,972
	Wing Tai Properties Ltd.	72,000	18,886
*	Xingye Alloy Materials Group Ltd.	84,000	11,199
	Xinyi Glass Holdings Ltd.	222,016	234,528
	Yue Yuen Industrial Holdings Ltd.	136,500	222,826
*	Yunfeng Financial Group Ltd.	58,000	6,492
TOTAL HONG KONG			7,437,443
HUNGARY — (0.0%)
	Opus Global Nyrt	69,218	83,090
	Richter Gedeon Nyrt	7,511	214,156
TOTAL HUNGARY			297,246
INDIA — (7.2%)
	360 ONE WAM Ltd.	7,070	95,956
	Aarti Drugs Ltd.	8,644	52,750
	Aarti Industries Ltd.	18,622	166,920
	Aarti Pharmalabs Ltd.	4,656	35,282
	ADF Foods Ltd.	15,440	43,393
*	Aditya Birla Capital Ltd.	8,625	23,427
	Advanced Enzyme Technologies Ltd.	6,791	34,013
	Aegis Logistics Ltd.	22,759	227,372
	AGI Greenpac Ltd.	5,757	55,210
	Agro Tech Foods Ltd.	2,464	27,147
	Ahluwalia Contracts India Ltd.	6,104	103,618
	AIA Engineering Ltd.	868	48,322
	Alembic Ltd.	15,848	27,058
	Alembic Pharmaceuticals Ltd.	10,543	149,188
*	Allcargo Gati Ltd.	5,798	6,941
*	Allcargo Logistics Ltd.	56,988	44,493
	Allcargo Terminals Ltd.	14,247	8,885
	Amara Raja Energy & Mobility Ltd.	9,138	177,948
*	Amber Enterprises India Ltd.	2,475	128,237
	Anant Raj Ltd.	19,359	128,741
	Andhra Sugars Ltd.	14,285	20,232
	Angel One Ltd.	2,379	61,768
	Apar Industries Ltd.	601	66,618
	Apollo Tyres Ltd.	82,490	549,359
	Arvind Fashions Ltd.	10,674	65,820
	Arvind Ltd.	42,016	189,158
	Asahi India Glass Ltd.	4,079	32,904
	Ashiana Housing Ltd.	6,346	30,150
	Ashok Leyland Ltd.	179,063	550,895
*	Ashoka Buildcon Ltd.	23,322	71,462
Ω	Aster DM Healthcare Ltd.	27,926	115,991
	Astra Microwave Products Ltd.	7,170	76,673
	Atul Ltd.	1,576	150,225
Ω	AU Small Finance Bank Ltd.	11,352	87,741
	AurionPro Solutions Ltd.	2,844	54,908
	Aurobindo Pharma Ltd.	63,939	1,091,736
	Automotive Axles Ltd.	1,036	25,789
	Avanti Feeds Ltd.	5,833	47,580
	Bajaj Consumer Care Ltd.	15,791	50,115
*	Bajaj Hindusthan Sugar Ltd.	245,227	130,280
	Balaji Amines Ltd.	990	29,602
	Balmer Lawrie & Co. Ltd.	19,246	67,661
	Balrampur Chini Mills Ltd.	29,626	171,577

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Banco Products India Ltd.	7,771	$70,823
	Bank of India	114,507	172,535
	Bank of Maharashtra	144,375	115,843
	Bannari Amman Sugars Ltd.	902	34,550
	BASF India Ltd.	703	52,441
	BEML Ltd.	3,201	174,936
	Bhansali Engineering Polymers Ltd.	18,456	33,272
	Bharat Heavy Electricals Ltd.	62,491	236,222
	Birla Corp. Ltd.	6,464	119,011
	Birlasoft Ltd.	29,082	235,475
	Bombay Burmah Trading Co.	4,849	132,074
*	Borosil Ltd.	2,401	10,927
*††	Borosil Scientific Ltd.	1,800	4,128
	Brigade Enterprises Ltd.	18,426	277,658
*	Brightcom Group Ltd.	163,944	14,157
	BSE Ltd.	10,692	328,313
	Canara Bank	473,855	650,651
*	Capacit'e Infraprojects Ltd.	3,705	14,433
	Caplin Point Laboratories Ltd.	3,997	75,382
	Care Ratings Ltd.	4,579	54,124
*	Cartrade Tech Ltd.	1,358	14,201
	Carysil Ltd.	1,208	11,278
	CCL Products India Ltd.	15,057	120,947
	Ceat Ltd.	6,015	194,617
	Century Enka Ltd.	3,444	23,799
	Century Textiles & Industries Ltd.	10,821	303,670
	Chambal Fertilisers & Chemicals Ltd.	35,567	220,693
	CIE Automotive India Ltd.	29,639	208,623
	Cigniti Technologies Ltd.	3,813	62,230
	City Union Bank Ltd.	83,557	172,310
	CMS Info Systems Ltd.	8,377	57,534
Ω	Cochin Shipyard Ltd.	18,105	570,461
	Container Corp. of India Ltd.	22,302	277,582
	Coromandel International Ltd.	25,282	504,859
	Cosmo First Ltd.	4,186	47,079
*	CSB Bank Ltd.	17,397	68,615
	Cyient Ltd.	10,755	226,024
	Dalmia Bharat Ltd.	18,022	400,112
	Dalmia Bharat Sugar & Industries Ltd.	5,261	25,770
	DB Corp. Ltd.	16,814	70,841
	DCB Bank Ltd.	58,753	88,751
	DCM Shriram Ltd.	7,541	95,221
	DCW Ltd.	37,568	31,766
	Deep Industries Ltd.	3,225	12,224
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	159,288
*	Delhivery Ltd.	48,627	235,712
*	Dhampur Sugar Mills Ltd.	11,450	30,341
	Dhanuka Agritech Ltd.	3,371	70,226
Ω	Dilip Buildcon Ltd.	7,058	43,818
*	Dish TV India Ltd.	75,147	14,603
*	Dishman Carbogen Amcis Ltd.	7,907	19,221
	Dollar Industries Ltd.	4,294	26,278
	Dr Reddy's Laboratories Ltd. (DRRD IN)	9,202	743,650
*	Dwarikesh Sugar Industries Ltd.	19,117	17,101
	Dynamatic Technologies Ltd.	486	41,346
	eClerx Services Ltd.	4,806	137,971
	EID Parry India Ltd.	19,753	193,692
	EIH Associated Hotels	1,808	20,424
	EIH Ltd.	35,168	185,119

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Electrosteel Castings Ltd.	104,310	$269,929
Ω	Endurance Technologies Ltd.	2,564	79,533
	Engineers India Ltd.	58,317	183,371
	Epigral Ltd.	870	17,995
	EPL Ltd.	28,442	76,814
*	Equinox India Developments Ltd.	41,210	67,127
Ω	Equitas Small Finance Bank Ltd.	56,690	54,964
*Ω	Eris Lifesciences Ltd.	7,443	100,942
	Escorts Kubota Ltd.	8,711	436,010
	Everest Industries Ltd.	1,612	23,161
	Everest Kanto Cylinder Ltd.	6,320	12,887
	Exide Industries Ltd.	88,153	552,931
	Expleo Solutions Ltd.	381	5,975
	Fairchem Organics Ltd.	633	10,292
*	FDC Ltd.	11,996	73,172
	Federal Bank Ltd.	390,779	942,769
*	Federal-Mogul Goetze India Ltd.	4,153	22,141
	FIEM Industries Ltd.	1,386	22,491
	Filatex India Ltd.	27,476	20,377
	Finolex Cables Ltd.	15,463	283,312
	Finolex Industries Ltd.	48,381	184,327
	Firstsource Solutions Ltd.	58,361	190,869
	Force Motors Ltd.	1,050	116,647
	Fortis Healthcare Ltd.	95,930	576,183
	Gabriel India Ltd.	17,080	102,237
	GAIL India Ltd. (GAIL IN)	29,876	86,236
	Galaxy Surfactants Ltd.	684	24,324
	Ganesh Housing Corp. Ltd.	2,638	29,474
	Garware Technical Fibres Ltd.	330	15,197
	Gateway Distriparks Ltd.	33,716	44,403
*	GE T&D India Ltd.	3,925	75,396
	Genus Power Infrastructures Ltd.	13,096	59,295
	Geojit Financial Services Ltd.	13,175	17,428
	GHCL Ltd.	16,967	115,333
	Glenmark Pharmaceuticals Ltd.	33,446	588,700
	GMM Pfaudler Ltd.	2,241	38,772
	Godawari Power & Ispat Ltd.	12,390	166,263
	Godfrey Phillips India Ltd.	2,468	124,521
Ω	Godrej Agrovet Ltd.	7,864	79,942
*	Godrej Industries Ltd.	9,179	99,639
	Gokaldas Exports Ltd.	1,681	19,283
	Goodyear India Ltd.	1,451	21,252
	Granules India Ltd.	32,878	248,400
	Graphite India Ltd.	11,951	76,166
	Grauer & Weil India Ltd.	20,434	21,722
	Great Eastern Shipping Co. Ltd.	27,406	455,565
	Greaves Cotton Ltd.	24,203	51,030
	Greenpanel Industries Ltd.	9,316	40,278
	Greenply Industries Ltd.	10,082	43,447
	Gujarat Alkalies & Chemicals Ltd.	7,842	74,834
	Gujarat Ambuja Exports Ltd.	24,560	41,022
	Gujarat Fluorochemicals Ltd.	326	13,222
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	152,333
	Gujarat Pipavav Port Ltd.	48,693	134,385
	Gujarat State Petronet Ltd.	61,353	249,391
	Gulf Oil Lubricants India Ltd.	1,725	24,902
	HBL Power Systems Ltd.	8,717	64,987
*	HealthCare Global Enterprises Ltd.	10,118	42,740
	HEG Ltd.	2,257	60,248

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HeidelbergCement India Ltd.	15,130	$42,412
	Heritage Foods Ltd.	8,870	61,429
	Hero MotoCorp Ltd. (HMCL IN)	1,584	104,697
	HFCL Ltd.	147,411	236,699
	HG Infra Engineering Ltd.	2,873	55,787
	Hikal Ltd.	9,005	38,906
	HIL Ltd.	1,013	36,406
	Himadri Speciality Chemical Ltd.	64,558	334,108
*	Himatsingka Seide Ltd.	11,567	21,035
	Hindustan Copper Ltd.	19,592	75,783
	Hindware Home Innovation Ltd.	3,544	18,906
	Honda India Power Products Ltd.	598	28,631
	Huhtamaki India Ltd.	2,798	12,885
	I G Petrochemicals Ltd.	4,882	36,342
	ICRA Ltd.	909	61,117
*	IDFC First Bank Ltd.	736,597	671,509
	IDFC Ltd.	299,310	403,686
*	IFB Industries Ltd.	2,317	49,082
	Igarashi Motors India Ltd.	1,465	10,769
	IIFL Securities Ltd.	26,423	68,267
*	India Cements Ltd.	43,951	191,837
	India Glycols Ltd.	3,432	49,813
	Indian Bank	62,818	457,097
	Indian Metals & Ferro Alloys Ltd.	4,203	37,394
	Indo Count Industries Ltd.	12,207	58,070
	Indoco Remedies Ltd.	6,798	27,054
*	Indus Towers Ltd.	117,277	608,083
	Infibeam Avenues Ltd.	173,613	65,399
*	Inox Wind Ltd.	51,032	112,070
	Insecticides India Ltd.	3,251	31,019
	Intellect Design Arena Ltd.	12,705	147,545
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	31,098
	Ipca Laboratories Ltd.	29,641	463,653
Ω	IRCON International Ltd.	51,030	176,601
	ISGEC Heavy Engineering Ltd.	3,339	63,014
	ITD Cementation India Ltd.	8,815	54,324
	J Kumar Infraprojects Ltd.	9,206	95,286
	Jai Corp. Ltd.	12,215	55,691
	Jammu & Kashmir Bank Ltd.	63,698	84,101
	Jamna Auto Industries Ltd.	20,611	35,963
	Jindal Saw Ltd.	53,430	410,890
	Jindal Stainless Ltd.	110,462	978,290
	Jindal Steel & Power Ltd.	28,290	335,263
	JK Cement Ltd.	5,781	307,515
	JK Lakshmi Cement Ltd.	14,023	148,677
	JK Paper Ltd.	21,843	131,901
	JK Tyre & Industries Ltd.	17,886	95,175
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,564	37,930
	JSW Energy Ltd.	9,401	81,910
	JTEKT India Ltd.	11,906	30,501
	Jubilant Ingrevia Ltd.	13,841	100,913
	Jubilant Pharmova Ltd.	14,481	134,376
	Jyothy Labs Ltd.	11,367	71,724
	Kalpataru Projects International Ltd.	17,626	289,288
	Kalyani Steels Ltd.	7,765	82,851
	Kansai Nerolac Paints Ltd.	24,754	90,906
	Karnataka Bank Ltd.	70,994	201,792
	Karur Vysya Bank Ltd.	100,489	277,949
	Kaveri Seed Co. Ltd.	4,405	56,362

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KCP Ltd.	19,493	$58,292
	KEC International Ltd.	25,269	280,229
	Kirloskar Brothers Ltd.	4,179	121,784
	Kirloskar Ferrous Industries Ltd.	9,588	86,269
	Kirloskar Oil Engines Ltd.	10,569	157,865
	Kitex Garments Ltd.	5,027	14,118
	KNR Constructions Ltd.	27,447	133,278
	Kolte-Patil Developers Ltd.	5,519	25,629
	Kovai Medical Center & Hospital	843	45,583
	KPR Mill Ltd.	2,215	23,183
	KRBL Ltd.	16,393	62,765
	Krsnaa Diagnostics Ltd.	2,294	18,712
	LA Opala RG Ltd.	7,436	28,732
	Lakshmi Machine Works Ltd.	568	105,845
Ω	Laurus Labs Ltd.	7,432	41,162
	Laxmi Organic Industries Ltd.	5,674	17,543
	LG Balakrishnan & Bros Ltd.	7,187	122,761
	LT Foods Ltd.	40,174	140,416
	Lumax Auto Technologies Ltd.	4,253	28,713
	Lupin Ltd.	42,305	967,145
	LUX Industries Ltd.	628	15,487
	Maharashtra Seamless Ltd.	14,386	111,928
	Mahindra Lifespace Developers Ltd.	15,138	109,914
Ω	Mahindra Logistics Ltd.	2,215	13,638
	Maithan Alloys Ltd.	1,484	19,342
	Man Infraconstruction Ltd.	15,353	37,378
	Marksans Pharma Ltd.	59,055	149,844
	Mastek Ltd.	2,731	92,680
*	Max Estates Ltd.	9,610	62,484
	Mayur Uniquoters Ltd.	2,063	16,088
*	Medplus Health Services Ltd.	1,929	15,664
*	Meghmani Organics Ltd.	29,423	31,006
	Minda Corp. Ltd.	16,296	96,474
*	Mirza International Ltd.	11,137	6,269
Ω	Mishra Dhatu Nigam Ltd.	8,726	51,224
	MM Forgings Ltd.	5,056	36,100
	MOIL Ltd.	3,973	23,420
	Monte Carlo Fashions Ltd.	1,211	10,066
*	Morepen Laboratories Ltd.	60,453	43,270
	Mphasis Ltd.	9,867	342,731
	MRF Ltd.	454	772,038
	MSTC Ltd.	1,344	15,023
	Mukand Ltd.	6,374	14,036
	Natco Pharma Ltd.	11,527	188,427
	National Aluminium Co. Ltd.	201,774	471,067
	National Fertilizers Ltd.	13,589	24,056
	Nava Ltd.	21,096	231,914
	Navneet Education Ltd.	18,503	35,850
	NCC Ltd.	97,963	421,172
	NCL Industries Ltd.	7,001	19,766
	NESCO Ltd.	3,968	44,034
	Neuland Laboratories Ltd.	2,588	273,697
	Newgen Software Technologies Ltd.	5,182	64,261
	NIIT Learning Systems Ltd.	10,780	60,574
	NIIT Ltd.	10,780	15,895
	Nilkamal Ltd.	1,432	32,934
Ω	Nippon Life India Asset Management Ltd.	8,715	67,076
	NMDC Ltd.	165,906	479,688
*††	NMDC Steel Ltd.	153,931	108,116

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	22,530	$89,410
	Novartis India Ltd.	1,209	16,833
	NRB Bearings Ltd.	7,863	30,908
	Nucleus Software Exports Ltd.	1,478	27,111
	Oberoi Realty Ltd.	18,539	414,808
*	OnMobile Global Ltd.	8,360	8,828
	Oracle Financial Services Software Ltd.	654	86,585
	Orient Cement Ltd.	25,897	108,279
*	Orient Green Power Co. Ltd.	132,684	35,209
	Orient Paper & Industries Ltd.	25,398	16,290
	Panama Petrochem Ltd.	2,894	14,366
*Ω	Parag Milk Foods Ltd.	6,480	15,120
*	Patel Engineering Ltd.	80,785	57,934
*	PC Jeweller Ltd.	62,691	70,326
	PCBL Ltd.	36,684	143,082
	PDS Ltd.	2,497	17,263
	Petronet LNG Ltd.	186,651	823,112
	Pfizer Ltd.	66	4,458
*	PG Electroplast Ltd.	6,370	33,887
	Phoenix Mills Ltd.	16,437	705,911
	Piramal Pharma Ltd.	80,418	169,375
	PNC Infratech Ltd.	17,993	109,313
	Polyplex Corp. Ltd.	2,485	35,188
	Power Mech Projects Ltd.	1,284	95,931
*	Prakash Industries Ltd.	25,349	59,254
Ω	Prataap Snacks Ltd.	1,310	13,875
	Prestige Estates Projects Ltd.	32,983	718,438
*	Pricol Ltd.	16,687	100,174
*	Prince Pipes & Fittings Ltd.	2,873	23,166
*	Prism Johnson Ltd.	29,365	58,448
	PSP Projects Ltd.	1,511	12,404
	Punjab National Bank	56,339	83,690
	Puravankara Ltd.	13,056	71,167
Ω	Quess Corp. Ltd.	5,911	50,656
*	Rain Industries Ltd.	29,680	61,765
	Rallis India Ltd.	16,538	65,451
	Ramco Cements Ltd.	22,141	218,809
*	Ramco Systems Ltd.	3,976	18,248
	Ramkrishna Forgings Ltd.	7,576	77,913
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	102,869
	Raymond Consumer Care Ltd.	7,949	148,348
	Raymond Ltd.	9,936	235,568
Ω	RBL Bank Ltd.	83,131	234,006
	Redington Ltd.	131,696	333,682
*	Redtape Ltd.	8,554	73,701
*	Reliance Power Ltd.	583,182	229,235
*	Religare Enterprises Ltd.	6,365	19,349
	Rico Auto Industries Ltd.	16,938	27,507
	RITES Ltd.	11,078	95,125
	Route Mobile Ltd.	853	16,612
	Rupa & Co. Ltd.	3,253	12,265
	Sagar Cements Ltd.	6,506	19,449
	Sandhar Technologies Ltd.	2,664	20,734
	Sanghvi Movers Ltd.	2,991	41,822
Ω	Sansera Engineering Ltd.	271	4,602
*	Sapphire Foods India Ltd.	586	11,563
	Sarda Energy & Minerals Ltd.	27,610	89,161
	Saregama India Ltd.	8,686	57,453
	Sasken Technologies Ltd.	712	14,318

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Savita Oil Technologies Ltd.	5,680	$42,304
	SEAMEC Ltd.	1,481	28,156
*	SEPC Ltd.	84,893	21,498
*	Sequent Scientific Ltd.	8,389	14,397
	Seshasayee Paper & Boards Ltd.	7,419	31,333
Ω	SH Kelkar & Co. Ltd.	11,863	27,717
	Shalby Ltd.	4,342	14,684
	Shankara Building Products Ltd.	990	8,058
	Sharda Cropchem Ltd.	4,998	33,965
	Sharda Motor Industries Ltd.	1,048	30,898
*	Sheela Foam Ltd.	2,792	34,412
*	Shilpa Medicare Ltd.	5,720	46,481
*	Shipping Corp. of India Land & Assets Ltd.	32,265	39,561
	Shipping Corp. of India Ltd.	32,265	111,139
	Shriram Pistons & Rings Ltd.	949	23,057
*	SIS Ltd.	6,676	34,565
	Siyaram Silk Mills Ltd.	2,895	18,066
*	SJS Enterprises Ltd.	1,390	14,448
	Sobha Ltd.	10,497	226,449
*	Solara Active Pharma Sciences Ltd.	2,901	21,649
	Somany Ceramics Ltd.	3,300	30,541
	South Indian Bank Ltd.	622,031	199,660
	SRF Ltd.	6,038	191,133
*	Star Cement Ltd.	16,744	42,107
	Steel Authority of India Ltd.	210,166	387,108
	Sterlite Technologies Ltd.	35,238	59,107
	Strides Pharma Science Ltd.	11,768	150,252
	Styrenix Performance Materials Ltd.	1,107	34,752
*	Subex Ltd.	59,518	24,388
	Subros Ltd.	5,228	43,982
	Sudarshan Chemical Industries Ltd.	6,005	67,525
	Sun TV Network Ltd.	19,125	205,490
	Sundaram-Clayton Ltd.	839	19,077
*	Sunflag Iron & Steel Co. Ltd.	10,393	31,672
	Sunteck Realty Ltd.	12,856	92,480
	Suprajit Engineering Ltd.	16,641	103,760
	Supreme Petrochem Ltd.	12,254	125,343
	Surya Roshni Ltd.	9,638	70,378
Ω	Syngene International Ltd.	3,964	38,143
	Tamil Nadu Newsprint & Papers Ltd.	11,959	37,300
	Tamilnad Mercantile Bank Ltd.	4,890	27,086
	Tata Chemicals Ltd.	37,650	504,510
	Tata Consumer Products Ltd.	4,990	70,948
	Tata Steel Ltd.	32,108	63,613
*Ω	TCNS Clothing Co. Ltd.	1,364	9,960
	TD Power Systems Ltd.	16,940	84,452
*	TeamLease Services Ltd.	1,443	60,777
	Techno Electric & Engineering Co. Ltd.	13,654	275,894
*Ω	Tejas Networks Ltd.	4,966	74,104
	Texmaco Rail & Engineering Ltd.	63,696	206,316
	Thirumalai Chemicals Ltd.	11,355	46,754
	Thomas Cook India Ltd.	36,783	114,939
	Time Technoplast Ltd.	29,889	120,682
	Titagarh Rail System Ltd.	3,263	63,661
*	TransIndia Real Estate Ltd.	14,247	8,171
	Transport Corp. of India Ltd.	6,289	76,106
	Trident Ltd.	241,317	113,842
	Triveni Engineering & Industries Ltd.	13,982	70,781
	TTK Prestige Ltd.	3,709	42,778

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Holdings Ltd.	569	$94,015
	TVS Srichakra Ltd.	1,006	52,494
	Uflex Ltd.	9,820	70,409
Ω	Ujjivan Small Finance Bank Ltd.	131,957	71,168
*	Unichem Laboratories Ltd.	7,286	49,687
	Union Bank of India Ltd.	50,078	81,067
	UPL Ltd.	100,927	691,634
	Usha Martin Ltd.	39,122	177,730
	UTI Asset Management Co. Ltd.	7,033	87,060
*	VA Tech Wabag Ltd.	10,705	173,125
	Vaibhav Global Ltd.	4,573	18,800
*	Valor Estate Ltd.	19,709	49,634
	Vardhman Textiles Ltd.	26,060	171,176
*Ω	Varroc Engineering Ltd.	8,500	64,895
	Venky's India Ltd.	1,292	30,833
	Vesuvius India Ltd.	1,529	94,942
	Vimta Labs Ltd.	1,870	12,369
	Vindhya Telelinks Ltd.	1,643	60,870
*	V-Mart Retail Ltd.	476	19,637
*	Vodafone Idea Ltd.	408,926	79,579
	Voltamp Transformers Ltd.	440	70,880
	Voltas Ltd.	20,276	373,759
	VST Industries Ltd.	911	47,548
	VST Tillers Tractors Ltd.	936	47,555
	Welspun Corp. Ltd.	33,813	259,358
	Welspun Enterprises Ltd.	16,081	106,965
	Welspun Living Ltd.	48,891	107,667
	West Coast Paper Mills Ltd.	10,379	77,542
	Whirlpool of India Ltd.	5,393	137,170
*	Wockhardt Ltd.	10,071	111,248
	Wonderla Holidays Ltd.	2,335	23,522
*	Yes Bank Ltd.	1,005,777	320,246
*	Zee Media Corp. Ltd.	66,484	12,061
	Zensar Technologies Ltd.	21,007	199,787
	Zydus Lifesciences Ltd.	5,559	83,064
	Zydus Wellnes Ltd.	1,773	50,905
TOTAL INDIA			53,430,283
INDONESIA — (0.5%)
	ABM Investama Tbk. PT	132,000	30,778
	Adi Sarana Armada Tbk. PT	319,400	15,034
*	Alam Sutera Realty Tbk. PT	2,048,700	17,013
	Aneka Tambang Tbk. PT	686,100	55,570
	Astra Otoparts Tbk. PT	172,500	23,776
	Bank BTPN Syariah Tbk. PT	391,600	27,429
*	Bank Capital Indonesia Tbk. PT	991,200	7,992
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	12,445
*	Bank Mayapada International Tbk. PT	4,551,286	74,584
	Bank Maybank Indonesia Tbk. PT	2,873,800	38,230
*	Bank Nationalnobu Tbk. PT	114,513	4,399
*	Bank Neo Commerce Tbk. PT	1,162,700	18,197
	Bank OCBC Nisp Tbk. PT	566,200	45,080
*	Bank Pan Indonesia Tbk. PT	802,200	59,975
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	208,453	12,689
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	28,886
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	94,482
	BISI International Tbk. PT	236,900	24,255
	Blue Bird Tbk. PT	151,800	15,833
	Bukit Asam Tbk. PT	610,900	100,729

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	3,797,000	$36,699
*	Bumi Resources Tbk. PT	1,597,100	7,380
*	Bumi Serpong Damai Tbk. PT	637,000	40,612
	Ciputra Development Tbk. PT	1,972,586	152,303
	Delta Dunia Makmur Tbk. PT	888,000	41,811
	Dharma Satya Nusantara Tbk. PT	494,300	20,815
	Elang Mahkota Teknologi Tbk. PT	2,155,800	54,125
	Elnusa Tbk. PT	1,110,000	34,781
	Erajaya Swasembada Tbk. PT	1,768,000	46,339
	ESSA Industries Indonesia Tbk. PT	990,700	51,188
	Gajah Tunggal Tbk. PT	310,300	21,948
*	Harum Energy Tbk. PT	436,500	31,953
	Indah Kiat Pulp & Paper Tbk. PT	468,500	240,963
	Indika Energy Tbk. PT	467,500	39,960
	Indo Tambangraya Megah Tbk. PT	49,500	80,044
	Indocement Tunggal Prakarsa Tbk. PT	86,600	38,640
	Indofood Sukses Makmur Tbk. PT	628,200	236,664
	Indomobil Sukses Internasional Tbk. PT	319,500	25,444
*	Intiland Development Tbk. PT	678,700	7,560
*	Japfa Comfeed Indonesia Tbk. PT	932,700	94,123
*	Kawasan Industri Jababeka Tbk. PT	2,730,400	22,164
	Medco Energi Internasional Tbk. PT	1,528,372	123,776
	Media Nusantara Citra Tbk. PT	1,090,800	22,389
*	MNC Land Tbk. PT	12,970,200	95,649
	Mulia Industrindo Tbk. PT	256,900	5,627
*††	Omni Inovasi Indonesia Tbk. PT	247,700	76
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	119,362
	Pakuwon Jati Tbk. PT	3,727,900	97,787
*	Panin Financial Tbk. PT	1,914,300	38,624
*	Paninvest Tbk. PT	264,900	14,820
*	PP Persero Tbk. PT	282,200	6,538
	Resource Alam Indonesia Tbk. PT	290,598	9,651
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	12,335
	Sampoerna Agro Tbk. PT	68,700	8,298
	Samudera Indonesia Tbk. PT	1,503,000	29,952
*	Sawit Sumbermas Sarana Tbk. PT	366,600	24,319
	Semen Indonesia Persero Tbk. PT	549,247	132,172
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,009
	Steel Pipe Industry of Indonesia PT	497,300	8,559
	Summarecon Agung Tbk. PT	1,488,304	51,305
	Surya Citra Media Tbk. PT	4,900,700	42,216
	Surya Semesta Internusa Tbk. PT	515,500	34,942
	Tempo Scan Pacific Tbk. PT	117,300	16,447
	Timah Tbk. PT	437,900	25,455
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	24,513
	Triputra Agro Persada PT	743,600	29,967
	Tunas Baru Lampung Tbk. PT	685,485	26,773
	United Tractors Tbk. PT	176,300	279,876
*††	Waskita Karya Persero Tbk. PT	697,000	1,624
*††	Wijaya Karya Persero Tbk. PT	593,900	7,070
	XL Axiata Tbk. PT	499,793	66,726
TOTAL INDONESIA			3,392,749
IRELAND — (1.0%)
	AIB Group PLC	382,537	2,194,264
	Bank of Ireland Group PLC	330,642	3,744,496
	Cairn Homes PLC	192,687	394,306

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Dalata Hotel Group PLC	75,889	$337,855
	FBD Holdings PLC (FBD ID)	9,012	123,510
*	Permanent TSB Group Holdings PLC	38,720	64,733
	Smurfit WestRock PLC	12,131	543,954
TOTAL IRELAND			7,403,118
ISRAEL — (0.6%)
*	Afcon Holdings Ltd.	760	18,181
	Africa Israel Residences Ltd.	912	53,571
*	Alrov Properties & Lodgings Ltd.	1,983	71,538
	Ashdod Refinery Ltd.	681	10,185
*	Ashtrom Group Ltd.	9,791	122,923
*	Avgol Industries 1953 Ltd.	17,326	5,950
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	151,949
	Carasso Motors Ltd.	6,480	32,347
*	Cellcom Israel Ltd. (CEL IT)	25,746	97,259
*	Cellcom Israel Ltd. (CELJF US)	11,396	43,590
*	Clal Insurance Enterprises Holdings Ltd.	21,193	322,855
	Delek Automotive Systems Ltd.	3,005	16,455
	Delta Galil Ltd.	2,465	109,479
*	Dor Alon Energy in Israel 1988 Ltd.	1,112	21,876
*	Doral Group Renewable Energy Resources Ltd.	24,919	75,954
*	Duniec Brothers Ltd.	260	13,090
*	Equital Ltd.	6,649	191,767
	Formula Systems 1985 Ltd. (FORTY IT)	1,391	108,374
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	232	18,193
*	Gilat Satellite Networks Ltd.	4,019	18,358
*	Hagag Group Real Estate Development	8,333	33,668
	Hamat Group Ltd.	5,206	13,799
	Harel Insurance Investments & Financial Services Ltd.	50,711	455,511
	IDI Insurance Co. Ltd.	1,993	56,844
	Inrom Construction Industries Ltd.	11,808	33,068
	Israel Canada T.R Ltd.	15,028	53,066
*	Israel Land Development Co. Ltd.	4,140	30,511
	Isras Investment Co. Ltd.	532	96,683
*	Issta Ltd.	2,925	50,641
*	Kamada Ltd. (KMDA US)	7,363	41,601
	Kardan Real Estate Enterprise & Development Ltd.	19,587	23,202
	Kerur Holdings Ltd.	1,355	23,279
*	Klil Industries Ltd.	356	18,893
	Kvutzat Acro Ltd.	5,300	56,065
	Lapidoth Capital Ltd.	669	9,199
	M Yochananof & Sons Ltd.	737	36,562
	Mediterranean Towers Ltd.	24,745	49,604
	Meitav Investment House Ltd.	9,370	41,374
	Menora Mivtachim Holdings Ltd.	9,523	244,256
*	Meshek Energy Renewable Energies Ltd.	32,656	23,744
	Meshulam Levinstein Contracting & Engineering Ltd.	258	16,974
	Migdal Insurance & Financial Holdings Ltd.	161,691	191,883
*	Naphtha Israel Petroleum Corp. Ltd.	1,591	8,866
*	Neto Malinda Trading Ltd.	3,324	51,816
	Oil Refineries Ltd.	754,785	181,496
	Palram Industries 1990 Ltd.	1,933	28,031
*	Partner Communications Co. Ltd.	38,087	157,488
	Paz Oil Co. Ltd.	2,383	225,169
	Plasson Industries Ltd.	1,011	35,794
	Prashkovsky Investments & Construction Ltd.	1,648	34,923
	Rapac Communication & Infrastructure Ltd.	1,204	7,647
	Sano-Brunos Enterprises Ltd.	536	42,539

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Scope Metals Group Ltd.	1,359	$39,382
*	Shikun & Binui Ltd.	85,482	194,054
	Shufersal Ltd.	24,736	167,516
	Suny Cellular Communication Ltd.	38,993	10,687
Ω	Tamar Petroleum Ltd.	16,144	81,537
TOTAL ISRAEL			4,371,266
ITALY — (3.2%)
	A2A SpA	460,303	974,954
	Abitare In SpA	2,221	10,675
	ACEA SpA	11,629	201,757
Ω	Anima Holding SpA	54,118	284,581
	Arnoldo Mondadori Editore SpA	38,743	109,663
	Ascopiave SpA	14,577	39,183
	Avio SpA	4,608	64,978
	Azimut Holding SpA	24,220	606,852
	Banca IFIS SpA	7,189	168,765
	Banca Mediolanum SpA	53,020	625,970
	Banca Monte dei Paschi di Siena SpA	80,979	441,891
	Banca Popolare di Sondrio SpA	135,001	1,028,861
	Banca Profilo SpA	114,968	26,378
	Banco BPM SpA	394,306	2,730,048
	Banco di Desio e della Brianza SpA	12,049	65,499
	BasicNet SpA	5,417	19,234
#	Biesse SpA	1,662	17,121
	BPER Banca SpA	292,670	1,712,421
	Brembo NV	22,470	252,075
	Buzzi SpA	29,557	1,158,742
	Cairo Communication SpA	17,210	43,939
	Cementir Holding NV	12,612	142,231
*	CIR SpA-Compagnie Industriali	239,509	152,572
	Credito Emiliano SpA	26,852	293,940
	d'Amico International Shipping SA	33,291	251,848
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,835	149,435
	Danieli & C Officine Meccaniche SpA (DANR IM)	12,070	347,961
	Datalogic SpA	3,297	19,697
	De' Longhi SpA	10,120	318,985
	Elica SpA	8,847	17,426
	Emak SpA	17,371	19,077
Ω	Enav SpA	56,412	241,286
	ERG SpA	8,922	236,572
*	Esprinet SpA	7,745	41,172
	Fila SpA	7,328	70,754
*	Fincantieri SpA	17,542	97,729
	FNM SpA	40,686	19,754
*	Garofalo Health Care SpA	4,490	25,648
	Gefran SpA	2,084	19,124
	Hera SpA	198,526	726,406
	IMMSI SpA	62,616	38,560
	Indel B SpA	373	8,561
	Italmobiliare SpA	2,084	67,560
	Iveco Group NV	53,448	548,860
	IVS Group SA	6,481	50,239
	Leonardo SpA	105,578	2,515,435
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,346,190
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	182,581
*	Newlat Food SpA	4,322	56,587
*Ω	Nexi SpA	82,277	504,990
	Orsero SpA	2,608	35,056

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	OVS SpA	73,087	$206,755
Ω	Pirelli & C SpA	91,793	574,650
Ω	Poste Italiane SpA	28,348	383,762
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	36,055
	Sabaf SpA	2,439	46,715
#*	Safilo Group SpA	44,097	49,803
*	Saipem SpA	12,300	29,220
	Snam SpA	76,150	363,892
#	Sogefi SpA	9,662	20,893
#	Spaxs SpA	9,293	47,636
*	Telecom Italia SpA (TIT IM)	943,925	231,368
*	Telecom Italia SpA (TITR IM)	1,059,301	286,738
	Unipol Gruppo SpA	108,936	1,173,715
	Webuild SpA	53,359	139,686
TOTAL ITALY			23,720,711
JAPAN — (16.6%)
	77 Bank Ltd.	15,900	496,385
	Achilles Corp.	4,600	47,805
	AD Works Group Co. Ltd.	20,400	31,155
	ADEKA Corp.	23,900	507,393
	Advan Group Co. Ltd.	7,500	46,225
	Adways, Inc.	5,900	15,126
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,926
	Agro-Kanesho Co. Ltd.	2,600	20,635
	Ahresty Corp.	9,900	48,443
	Aichi Financial Group, Inc.	1,390	25,090
	Aichi Steel Corp.	5,000	113,665
	Aichi Tokei Denki Co. Ltd.	2,700	41,155
	Aida Engineering Ltd.	14,000	79,571
	Ain Holdings, Inc.	5,800	222,988
	Air Water, Inc.	54,200	796,256
	Airport Facilities Co. Ltd.	9,300	37,231
	Aisan Industry Co. Ltd.	13,200	133,282
	Akita Bank Ltd.	4,800	81,577
	Albis Co. Ltd.	2,000	38,465
	Alconix Corp.	9,400	92,781
	Alfresa Holdings Corp.	46,400	724,878
	Alinco, Inc.	4,500	31,905
#	Alleanza Holdings Co. Ltd.	3,200	24,491
	Alpen Co. Ltd.	5,100	75,016
	Alpha Systems, Inc.	1,500	30,291
	Alps Alpine Co. Ltd.	62,681	664,321
	Alps Logistics Co. Ltd.	5,100	194,115
	Amada Co. Ltd.	12,008	141,021
#	Anabuki Kosan, Inc.	1,200	16,927
	Anest Iwata Corp.	9,900	97,262
	Anritsu Corp.	37,900	325,283
	AOKI Holdings, Inc.	9,900	90,487
	Aoyama Trading Co. Ltd.	15,700	160,683
	Arakawa Chemical Industries Ltd.	5,500	43,531
	Arata Corp.	9,400	223,912
	ARCLANDS Corp.	8,600	104,461
	Arcs Co. Ltd.	12,500	227,111
	Artience Co. Ltd.	10,700	226,263
	Asahi Co. Ltd.	3,000	29,681
	Asahi Yukizai Corp.	3,600	115,226
	Ashimori Industry Co. Ltd.	800	11,961
	Asia Pile Holdings Corp.	10,700	70,208

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Astena Holdings Co. Ltd.	8,100	$30,177
	Autobacs Seven Co. Ltd.	20,300	224,399
	Awa Bank Ltd.	8,400	155,819
	Axial Retailing, Inc.	18,400	126,020
	Axyz Co. Ltd.	800	15,686
	Bando Chemical Industries Ltd.	10,800	139,096
	Bank of Iwate Ltd.	3,800	71,321
	Bank of Nagoya Ltd.	3,600	194,822
	Bank of Saga Ltd.	3,301	60,239
	Bank of the Ryukyus Ltd.	15,700	127,993
	Belluna Co. Ltd.	12,600	65,528
	Bourbon Corp.	3,000	48,363
	Br Holdings Corp.	4,400	10,892
	Brother Industries Ltd.	5,400	110,788
	Bunka Shutter Co. Ltd.	17,100	197,434
	Canon Electronics, Inc.	6,900	105,385
	Carlit Co. Ltd.	5,500	53,652
	Carta Holdings, Inc.	2,500	24,523
	Cawachi Ltd.	4,800	89,014
	Central Glass Co. Ltd.	8,700	218,147
	Central Security Patrols Co. Ltd.	2,300	42,285
	Central Sports Co. Ltd.	2,100	35,594
	Chiba Kogyo Bank Ltd.	23,200	164,035
	Chino Corp.	2,600	42,639
	Chori Co. Ltd.	4,500	113,249
	Chubu Shiryo Co. Ltd.	7,421	74,567
#	Chuetsu Pulp & Paper Co. Ltd.	3,600	36,017
	Chugin Financial Group, Inc.	44,800	499,088
	Chuo Gyorui Co. Ltd.	500	10,755
	CI Takiron Corp.	14,900	84,837
	Citizen Watch Co. Ltd.	73,800	497,631
	CKD Corp.	5,000	99,858
	CK-San-Etsu Co. Ltd.	1,300	32,456
	CMK Corp.	17,600	63,082
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	564,155
	Cosmo Energy Holdings Co. Ltd.	21,700	1,164,565
	Cosmos Initia Co. Ltd.	2,400	13,507
	CRE, Inc.	2,500	26,497
	CTI Engineering Co. Ltd.	3,300	110,271
	Dai Nippon Toryo Co. Ltd.	7,200	58,518
	Daicel Corp.	66,700	648,377
	Dai-Dan Co. Ltd.	9,100	186,509
	Daido Metal Co. Ltd.	14,100	55,950
	Daido Steel Co. Ltd.	40,000	400,220
	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	87,412
#	Daiho Corp.	3,400	82,471
	Daiichi Jitsugyo Co. Ltd.	7,800	121,734
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	8,036
	Daiki Aluminium Industry Co. Ltd.	7,600	63,029
	Daikyonishikawa Corp.	13,400	62,233
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	101,256
	Daio Paper Corp.	29,400	175,471
	Daishi Hokuetsu Financial Group, Inc.	7,850	312,788
	Daishinku Corp.	9,900	47,347
	Daisue Construction Co. Ltd.	3,500	41,687
	Daito Pharmaceutical Co. Ltd.	5,100	81,470
	Daitron Co. Ltd.	3,400	62,710
	DCM Holdings Co. Ltd.	36,100	348,457
	Denka Co. Ltd.	18,000	262,314

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DIC Corp.	19,700	$405,256
#	DKK-Toa Corp.	3,400	18,985
	DKS Co. Ltd.	2,400	51,215
	Doutor Nichires Holdings Co. Ltd.	8,800	136,571
	Dowa Holdings Co. Ltd.	14,500	532,152
	DyDo Group Holdings, Inc.	5,400	97,709
	Eagle Industry Co. Ltd.	9,400	132,325
	Ebara Foods Industry, Inc.	1,400	27,814
#	Eco's Co. Ltd.	3,000	44,994
#	EDION Corp.	28,600	333,226
	Ehime Bank Ltd.	14,701	120,982
	Eiken Chemical Co. Ltd.	5,542	89,751
	Elematec Corp.	5,800	73,935
	Endo Lighting Corp.	4,100	40,591
	Enomoto Co. Ltd.	2,300	22,892
	ES-Con Japan Ltd.	11,300	78,016
	Eslead Corp.	2,900	91,172
	ESPEC Corp.	4,800	91,149
	Exedy Corp.	9,200	195,340
	EXEO Group, Inc.	19,600	213,787
	Ezaki Glico Co. Ltd.	13,700	420,780
	FALCO HOLDINGS Co. Ltd.	2,300	38,162
	Feed One Co. Ltd.	4,700	29,777
	Ferrotec Holdings Corp.	14,500	240,438
	FIDEA Holdings Co. Ltd.	5,910	64,336
	First Bank of Toyama Ltd.	19,100	166,235
	Focus Systems Corp.	4,700	40,083
	Foster Electric Co. Ltd.	5,860	63,478
#	France Bed Holdings Co. Ltd.	7,200	58,091
#	F-Tech, Inc.	5,800	24,446
	Fudo Tetra Corp.	4,400	70,217
	Fuji Co. Ltd.	2,700	35,515
	Fuji Corp. (6134 JP)	22,400	374,592
	Fuji Corp. Ltd.	9,800	52,982
	Fuji Die Co. Ltd.	1,700	9,869
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	50,365
#	Fuji Oil Co. Ltd.	20,800	63,377
	Fuji Oil Holdings, Inc.	4,901	102,330
	Fuji Pharma Co. Ltd.	5,500	51,297
	Fuji Seal International, Inc.	13,100	209,425
	Fujibo Holdings, Inc.	3,600	123,956
	Fujikura Composites, Inc.	6,200	54,941
	Fujikura Ltd.	18,100	362,608
	Fujimori Kogyo Co. Ltd.	4,700	141,353
	Fujisash Co. Ltd.	16,500	9,172
	Fujiya Co. Ltd.	3,900	70,627
	FuKoKu Co. Ltd.	3,700	50,396
	Fukuda Corp.	2,100	86,702
	Fukui Bank Ltd.	7,700	112,097
	Fukuoka Financial Group, Inc.	32,060	899,246
	Fukushima Galilei Co. Ltd.	3,000	134,889
	Fukuyama Transporting Co. Ltd.	7,100	191,516
	Fumakilla Ltd.	1,200	9,354
	Furukawa Battery Co. Ltd.	5,200	47,466
	Furukawa Co. Ltd.	9,100	111,150
	Furukawa Electric Co. Ltd.	23,600	645,619
	Furuno Electric Co. Ltd.	8,700	113,618
	Futaba Industrial Co. Ltd.	19,300	97,543
	Gakken Holdings Co. Ltd.	9,300	67,047

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gecoss Corp.	5,000	$32,652
	Geo Holdings Corp.	9,900	108,707
	GL Sciences, Inc.	2,600	49,491
	GLOBERIDE, Inc.	5,000	69,903
	Glory Ltd.	14,475	263,144
#	Godo Steel Ltd.	3,100	100,777
	Grandy House Corp.	4,100	17,080
	GS Yuasa Corp.	12,800	227,754
	GSI Creos Corp.	3,400	50,391
	G-Tekt Corp.	7,100	86,113
#	Gunma Bank Ltd.	97,300	660,090
	Gunze Ltd.	5,300	196,798
	H2O Retailing Corp.	27,900	485,310
	Hachijuni Bank Ltd.	127,712	910,279
	Hagihara Industries, Inc.	4,100	43,482
	Hagiwara Electric Holdings Co. Ltd.	3,300	83,739
	Hagoromo Foods Corp.	500	10,785
	Hamakyorex Co. Ltd.	4,500	142,682
	Handsman Co. Ltd.	1,900	10,472
	Hanwa Co. Ltd.	11,900	459,965
	Happinet Corp.	3,400	73,735
	Harima Chemicals Group, Inc.	4,400	28,735
	Haseko Corp.	54,400	678,883
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	28,150
	Heiwa Corp.	15,900	228,109
	Heiwa Real Estate Co. Ltd.	8,100	232,821
	Heiwado Co. Ltd.	8,887	145,510
*	Hino Motors Ltd.	63,200	204,175
	Hirakawa Hewtech Corp.	4,100	40,343
	Hirano Tecseed Co. Ltd.	2,400	29,576
	Hirata Corp.	2,100	86,924
	Hirogin Holdings, Inc.	80,519	653,586
	Hiroshima Electric Railway Co. Ltd.	5,100	25,105
	Hitachi Zosen Corp.	39,600	287,493
	Hochiki Corp.	3,900	59,294
	Hodogaya Chemical Co. Ltd.	2,100	71,481
	Hogy Medical Co. Ltd.	5,500	151,301
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	32,939
	Hokkan Holdings Ltd.	3,400	39,006
	Hokko Chemical Industry Co. Ltd.	5,700	63,696
	Hokkoku Financial Holdings, Inc.	7,500	282,396
#	Hokuetsu Corp.	41,600	322,033
	Hokuhoku Financial Group, Inc.	50,800	710,415
	Hokuriku Electric Industry Co. Ltd.	2,500	23,150
	Hokuto Corp.	2,869	36,635
	H-One Co. Ltd.	8,500	56,069
#	Honeys Holdings Co. Ltd.	4,700	50,644
	Hoosiers Holdings Co. Ltd.	10,600	80,607
	Hosokawa Micron Corp.	3,700	100,074
	House Foods Group, Inc.	9,500	187,411
	Howa Machinery Ltd.	4,600	27,291
	HS Holdings Co. Ltd.	7,200	45,670
	Hyakugo Bank Ltd.	71,200	318,789
	Hyakujushi Bank Ltd.	8,400	184,060
	Ichiken Co. Ltd.	1,900	32,177
	Ichikoh Industries Ltd.	9,600	31,600
	Ichinen Holdings Co. Ltd.	6,400	73,882
	Ichiyoshi Securities Co. Ltd.	8,000	43,405
	IDEA Consultants, Inc.	1,600	24,200

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	35,900	$539,636
	Iino Kaiun Kaisha Ltd.	25,600	216,339
	Imagica Group, Inc.	6,500	21,540
	Imura & Co. Ltd.	2,800	20,093
	Inaba Denki Sangyo Co. Ltd.	14,600	382,792
	Inaba Seisakusho Co. Ltd.	3,600	41,186
	Inabata & Co. Ltd.	14,900	333,689
	Inageya Co. Ltd.	2,300	19,494
	INFRONEER Holdings, Inc.	56,352	488,660
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	118,370
	Inui Global Logistics Co. Ltd.	1,500	11,281
	I-PEX, Inc.	1,900	25,719
	Iriso Electronics Co. Ltd.	4,963	99,752
	Ishihara Sangyo Kaisha Ltd.	12,100	124,808
	Ishizuka Glass Co. Ltd.	800	15,233
	Itochu Enex Co. Ltd.	16,700	190,629
	Itochu-Shokuhin Co. Ltd.	1,900	87,878
	Itoham Yonekyu Holdings, Inc.	8,040	237,322
	Itoki Corp.	13,700	138,562
	IwaiCosmo Holdings, Inc.	6,600	97,151
	Iwatani Corp.	2,500	158,653
	Iyogin Holdings, Inc.	78,300	786,695
	Izumi Co. Ltd.	1,700	40,505
	J Front Retailing Co. Ltd.	55,813	676,079
#	J Trust Co. Ltd.	24,700	67,826
	JANOME Corp.	6,900	32,172
	Japan Electronic Materials Corp.	4,200	84,215
	Japan Medical Dynamic Marketing, Inc.	3,799	17,849
	Japan Oil Transportation Co. Ltd.	700	13,572
	Japan Pulp & Paper Co. Ltd.	3,500	154,480
	Japan Securities Finance Co. Ltd.	21,100	240,445
	Japan Steel Works Ltd.	6,200	176,299
	Japan Transcity Corp.	10,000	64,461
	Japan Wool Textile Co. Ltd.	17,400	154,484
	JDC Corp.	7,200	23,902
	Jichodo Co. Ltd.	200	13,581
	JINUSHI Co. Ltd.	2,900	42,493
	JK Holdings Co. Ltd.	5,500	40,498
	JMS Co. Ltd.	7,000	24,818
	J-Oil Mills, Inc.	6,700	93,460
	Joshin Denki Co. Ltd.	5,043	94,847
	Joyful Honda Co. Ltd.	14,200	206,709
	JSP Corp.	4,300	65,651
	JTEKT Corp.	42,425	304,959
	Juki Corp.	5,500	18,414
	Juroku Financial Group, Inc.	12,200	391,495
	JVCKenwood Corp.	48,200	295,312
	Kadoya Sesame Mills, Inc.	1,100	26,762
	Kaga Electronics Co. Ltd.	4,900	177,779
	Kamei Corp.	9,700	145,533
	Kamigumi Co. Ltd.	13,100	298,756
	Kanaden Corp.	6,800	73,440
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	34,300
	Kanamoto Co. Ltd.	9,469	176,938
	Kandenko Co. Ltd.	34,400	464,616
	Kaneka Corp.	15,000	424,108
	Kaneko Seeds Co. Ltd.	4,400	41,988
	Kanematsu Corp.	24,400	413,266
	Kanemi Co. Ltd.	1,200	27,303

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co. Ltd.	12,700	$81,162
	Kato Sangyo Co. Ltd.	6,100	173,673
	Kawada Technologies, Inc.	5,100	91,280
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	49,276
	Kawasaki Heavy Industries Ltd.	5,000	183,458
	Keihan Holdings Co. Ltd.	11,600	236,454
	KEIWA, Inc.	3,000	31,073
	Keiyo Bank Ltd.	28,000	157,572
	Kenko Mayonnaise Co. Ltd.	3,934	56,401
	Kimura Chemical Plants Co. Ltd.	5,800	27,752
	Kimura Unity Co. Ltd.	4,900	52,883
	Kinki Sharyo Co. Ltd.	800	9,316
	Ki-Star Real Estate Co. Ltd.	2,600	60,096
	Kitagawa Corp.	2,400	24,720
	Kita-Nippon Bank Ltd.	3,600	67,660
	Kitz Corp.	22,500	165,816
	Kiyo Bank Ltd.	19,800	258,975
#*	KNT-CT Holdings Co. Ltd.	2,200	20,396
	Koa Corp.	4,200	37,142
	Koatsu Gas Kogyo Co. Ltd.	9,700	62,094
	Kobe Steel Ltd.	43,200	539,237
	Kohnan Shoji Co. Ltd.	7,800	210,323
	Kohsoku Corp.	2,700	44,947
	Kojima Co. Ltd.	13,300	95,723
	Kokuyo Co. Ltd.	21,700	364,124
	Komeri Co. Ltd.	10,300	252,176
	Kondotec, Inc.	5,400	49,879
	Konica Minolta, Inc.	114,100	334,524
	Konishi Co. Ltd.	16,600	132,250
	Konoike Transport Co. Ltd.	9,000	143,968
	Konoshima Chemical Co. Ltd.	1,200	14,244
	KPP Group Holdings Co. Ltd.	14,800	73,457
	Krosaki Harima Corp.	7,200	126,778
	KRS Corp.	3,600	45,604
	K's Holdings Corp.	43,300	467,348
	KU Holdings Co. Ltd.	3,700	29,765
	Kumagai Gumi Co. Ltd.	9,906	237,422
	Kumiai Chemical Industry Co. Ltd.	3,500	18,412
	Kurabo Industries Ltd.	4,600	139,184
	Kuraray Co. Ltd.	95,500	1,167,873
#	Kureha Corp.	14,700	291,991
	Kurimoto Ltd.	3,200	100,783
	Kuriyama Holdings Corp.	5,000	41,487
	KYB Corp.	6,200	215,386
	Kyodo Printing Co. Ltd.	2,200	56,910
	Kyoei Steel Ltd.	6,408	85,287
	Kyokuto Boeki Kaisha Ltd.	4,800	55,091
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	185,533
	Kyokuyo Co. Ltd.	2,800	75,599
	Kyorin Pharmaceutical Co. Ltd.	1,300	14,858
	Kyosan Electric Manufacturing Co. Ltd.	12,300	52,062
	Kyushu Financial Group, Inc.	99,900	615,343
	Lacto Japan Co. Ltd.	2,600	51,755
	LEC, Inc.	7,500	56,095
	Life Corp.	4,700	114,449
#	LIFULL Co. Ltd.	26,000	28,076
	Lintec Corp.	11,600	260,815
	Lixil Corp.	78,800	912,202
	Look Holdings, Inc.	1,800	34,122

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mabuchi Motor Co. Ltd.	20,400	$313,596
	Macromill, Inc.	11,400	66,735
	Maezawa Industries, Inc.	5,300	50,214
	Makino Milling Machine Co. Ltd.	6,900	309,576
	Mandom Corp.	10,593	89,764
	Marubun Corp.	5,500	42,018
	Marudai Food Co. Ltd.	6,500	76,080
	Maruha Nichiro Corp.	14,500	324,253
	MARUKA FURUSATO Corp.	5,038	78,339
	Maruyama Manufacturing Co., Inc.	1,100	17,464
#	Maruzen CHI Holdings Co. Ltd.	3,000	6,650
	Maruzen Showa Unyu Co. Ltd.	4,700	169,064
	Matsuda Sangyo Co. Ltd.	4,300	85,007
	Matsuoka Corp.	1,100	12,240
	Maxell Ltd.	11,300	129,665
	Maxvalu Tokai Co. Ltd.	2,200	46,505
	Mebuki Financial Group, Inc.	163,600	680,977
	Media Do Co. Ltd.	2,000	18,676
	Medical System Network Co. Ltd.	10,600	38,598
	Medipal Holdings Corp.	47,200	851,972
	Megachips Corp.	4,000	112,106
	Megmilk Snow Brand Co. Ltd.	12,000	228,245
	Meidensha Corp.	6,900	157,561
	Meiji Electric Industries Co. Ltd.	3,800	40,655
#	Meiji Shipping Group Co. Ltd.	4,300	20,303
	Meiko Electronics Co. Ltd.	3,400	136,296
#	Meiwa Estate Co. Ltd.	4,900	31,547
	Melco Holdings, Inc.	2,000	43,856
	Menicon Co. Ltd.	12,485	116,758
	Mie Kotsu Group Holdings, Inc.	16,800	61,823
	Mikuni Corp.	9,900	25,939
	MIMAKI ENGINEERING Co. Ltd.	6,100	68,392
	Mimasu Semiconductor Industry Co. Ltd.	4,500	110,836
#	Ministop Co. Ltd.	4,000	45,243
	Mirait One Corp.	28,810	409,432
	Mirarth Holdings, Inc.	29,200	104,840
	Mitani Sangyo Co. Ltd.	11,800	28,317
	Mitsuba Corp.	15,300	104,805
	Mitsubishi Gas Chemical Co., Inc.	40,800	771,325
	Mitsubishi Logisnext Co. Ltd.	2,100	18,440
	Mitsubishi Logistics Corp.	13,900	486,206
	Mitsubishi Materials Corp.	35,500	665,142
#	Mitsubishi Paper Mills Ltd.	9,464	44,046
	Mitsubishi Research Institute, Inc.	2,400	75,665
	Mitsubishi Shokuhin Co. Ltd.	4,600	162,312
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	19,940
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	133,921
	Mitsui Mining & Smelting Co. Ltd.	17,816	593,959
	Mitsui-Soko Holdings Co. Ltd.	5,900	188,062
	Mitsuuroko Group Holdings Co. Ltd.	4,100	46,009
	Miyazaki Bank Ltd.	7,000	157,988
	Mizuno Corp.	6,300	318,295
	Mochida Pharmaceutical Co. Ltd.	2,200	51,674
	Modec, Inc.	4,800	89,539
	Morinaga Milk Industry Co. Ltd.	21,800	523,164
	Moriroku Holdings Co. Ltd.	4,700	85,142
	Morita Holdings Corp.	10,700	137,887
	Mory Industries, Inc.	1,800	67,058
	MrMax Holdings Ltd.	8,500	40,577

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co. Ltd.	4,300	$37,809
	Musashi Seimitsu Industry Co. Ltd.	15,800	220,753
	Musashino Bank Ltd.	10,000	215,285
	Nabtesco Corp.	20,700	409,795
	NAC Co. Ltd.	6,000	23,445
	Nachi-Fujikoshi Corp.	4,187	92,525
	Nafco Co. Ltd.	5,500	109,827
	Nagano Keiki Co. Ltd.	1,500	28,224
	Nagase & Co. Ltd.	32,400	711,790
	Naigai Tec Corp.	900	16,231
	Nakabayashi Co. Ltd.	5,900	22,697
#	Nakamoto Packs Co. Ltd.	800	8,869
	Nakamuraya Co. Ltd.	1,100	24,832
	Nakayama Steel Works Ltd.	12,000	76,857
	Nanto Bank Ltd.	9,600	224,017
	Nanyo Corp.	2,600	18,901
	Natori Co. Ltd.	2,300	33,713
	NGK Insulators Ltd.	59,400	802,792
	NH Foods Ltd.	8,600	284,068
	NHK Spring Co. Ltd.	62,244	684,539
	Nicca Chemical Co. Ltd.	1,800	11,908
	Nice Corp.	2,600	34,751
	Nichias Corp.	9,100	283,455
	Nichiban Co. Ltd.	3,400	43,641
	Nichicon Corp.	13,400	98,127
	Nichiden Corp.	4,700	108,415
	Nichiha Corp.	7,200	180,030
	Nichimo Co. Ltd.	1,600	23,169
	Nichirin Co. Ltd.	3,750	94,974
	Nihon Chouzai Co. Ltd.	2,500	26,248
	Nihon Denkei Co. Ltd.	2,100	27,996
	Nihon Flush Co. Ltd.	4,300	26,612
	Nihon Nohyaku Co. Ltd.	13,700	66,510
#	Nihon Yamamura Glass Co. Ltd.	1,100	10,812
	Nikkiso Co. Ltd.	16,600	131,325
	Nikko Co. Ltd.	8,200	42,778
	Nikkon Holdings Co. Ltd.	17,200	433,818
	Nikon Corp.	83,200	955,605
	Nippi, Inc.	900	38,596
	Nippn Corp.	14,900	234,224
	Nippon Carbide Industries Co., Inc.	2,300	28,408
	Nippon Carbon Co. Ltd.	3,000	99,163
	Nippon Chemical Industrial Co. Ltd.	2,900	47,982
#*	Nippon Chemi-Con Corp.	8,900	85,793
#	Nippon Coke & Engineering Co. Ltd.	85,100	62,664
	Nippon Concrete Industries Co. Ltd.	17,600	44,804
	Nippon Denko Co. Ltd.	44,300	85,595
	Nippon Dry-Chemical Co. Ltd.	1,400	26,808
	Nippon Electric Glass Co. Ltd.	27,600	658,588
	Nippon Express Holdings, Inc.	2,700	133,598
	Nippon Kayaku Co. Ltd.	36,700	306,908
	Nippon Light Metal Holdings Co. Ltd.	25,802	303,252
	Nippon Paper Industries Co. Ltd.	48,500	314,068
	Nippon Rietec Co. Ltd.	3,460	28,873
	Nippon Road Co. Ltd.	4,500	50,416
	Nippon Seisen Co. Ltd.	3,500	27,849
	Nippon Sharyo Ltd.	2,800	42,703
*	Nippon Sheet Glass Co. Ltd.	19,100	53,467
	Nippon Shinyaku Co. Ltd.	8,400	192,070

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Shokubai Co. Ltd.	36,400	$394,691
	Nippon Signal Co. Ltd.	14,400	100,171
	Nippon Soda Co. Ltd.	6,600	237,305
	Nippon Thompson Co. Ltd.	17,400	69,992
	Nippon Yakin Kogyo Co. Ltd.	5,100	167,376
	Nipro Corp.	41,300	360,646
	Nishimoto Co. Ltd.	2,000	18,653
	Nishi-Nippon Financial Holdings, Inc.	29,200	397,578
	Nishio Holdings Co. Ltd.	6,200	168,452
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	50,575
	Nissei Plastic Industrial Co. Ltd.	4,100	28,552
	Nissha Co. Ltd.	12,485	152,335
	Nisshin Oillio Group Ltd.	8,600	296,774
	Nisshinbo Holdings, Inc.	38,753	283,980
	Nissin Corp.	5,000	148,950
	Nissui Corp.	82,900	497,600
#	Nitta Gelatin, Inc.	3,800	19,261
	Nitto Fuji Flour Milling Co. Ltd.	800	37,272
	Nitto Seiko Co. Ltd.	12,100	48,487
	Nittoku Co. Ltd.	3,700	45,510
	Nohmi Bosai Ltd.	3,600	59,462
	Nojima Corp.	19,300	212,238
	Nomura Real Estate Holdings, Inc.	13,600	380,184
	Noritake Co. Ltd.	5,400	143,405
	Noritz Corp.	9,600	120,178
	North Pacific Bank Ltd.	82,400	279,406
	NPR-RIKEN Corp.	3,660	66,661
	NS United Kaiun Kaisha Ltd.	3,800	122,825
	NSK Ltd.	109,300	573,049
	NSW, Inc.	2,600	56,324
	NTN Corp.	112,700	227,986
	Obara Group, Inc.	2,900	77,156
	Ochi Holdings Co. Ltd.	900	8,780
	Ogaki Kyoritsu Bank Ltd.	11,700	181,006
#	Ohara, Inc.	2,300	21,948
	Oiles Corp.	6,500	101,763
	Oita Bank Ltd.	4,300	97,321
	Oji Holdings Corp.	255,500	1,088,164
	Okabe Co. Ltd.	15,300	80,564
	Okada Aiyon Corp.	300	4,784
	Okamoto Industries, Inc.	3,000	103,035
	Okamoto Machine Tool Works Ltd.	1,300	36,636
	Okamura Corp.	15,400	226,570
	Okasan Securities Group, Inc.	51,100	247,414
	Oki Electric Industry Co. Ltd.	23,100	156,767
	Okinawa Financial Group, Inc.	11,780	226,728
	OKUMA Corp.	7,100	354,645
	Okumura Corp.	10,700	365,346
	Okura Industrial Co. Ltd.	2,800	53,851
	Okuwa Co. Ltd.	12,382	73,127
	Olba Healthcare Holdings, Inc.	1,600	21,943
	Onoken Co. Ltd.	5,000	54,245
	Onward Holdings Co. Ltd.	37,900	140,682
	Open House Group Co. Ltd.	8,300	293,976
	Optorun Co. Ltd.	2,900	37,873
	Oriental Consultants Holdings Co. Ltd.	500	10,914
	Oriental Shiraishi Corp.	36,900	85,525
	Osaka Organic Chemical Industry Ltd.	2,200	50,909
	Osaki Electric Co. Ltd.	8,300	37,642

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OSG Corp.	20,500	$282,828
	OUG Holdings, Inc.	1,100	19,558
	Pacific Industrial Co. Ltd.	13,600	141,290
	PALTAC Corp.	7,100	217,802
	Paraca, Inc.	1,600	22,237
	Paramount Bed Holdings Co. Ltd.	11,600	195,320
#	PHC Holdings Corp.	4,000	30,008
	Pickles Holdings Co. Ltd.	4,900	36,885
	Pilot Corp.	600	18,023
	Pole To Win Holdings, Inc.	10,603	31,365
	Press Kogyo Co. Ltd.	28,800	120,143
	Prima Meat Packers Ltd.	6,500	108,669
	Procrea Holdings, Inc.	10,300	130,967
	Proto Corp.	8,500	83,464
	PS Construction Co. Ltd.	3,450	23,612
	Qol Holdings Co. Ltd.	6,200	62,944
	Raiznext Corp.	8,600	105,668
	Rasa Corp.	1,900	21,719
	Rasa Industries Ltd.	2,800	53,213
	Raysum Co. Ltd.	900	20,322
	Rengo Co. Ltd.	63,700	444,280
	Resonac Holdings Corp.	51,800	1,285,971
	Restar Corp.	5,900	116,321
	Retail Partners Co. Ltd.	9,100	102,034
	Rheon Automatic Machinery Co. Ltd.	7,100	72,957
	Riken Technos Corp.	11,500	75,776
	Riken Vitamin Co. Ltd.	5,400	101,776
	Rion Co. Ltd.	2,100	33,645
	Rix Corp.	600	12,209
	Rokko Butter Co. Ltd.	3,700	37,568
	Ryobi Ltd.	7,900	108,329
	RYODEN Corp.	5,800	110,170
	Ryoyo Ryosan Holdings, Inc.	2,548	48,828
	S Foods, Inc.	5,600	111,124
	S&B Foods, Inc.	2,500	77,467
	Sac's Bar Holdings, Inc.	7,900	41,789
	Sakai Chemical Industry Co. Ltd.	5,400	102,411
	Sakai Heavy Industries Ltd.	1,600	62,724
	Sakai Moving Service Co. Ltd.	2,000	35,450
	Sakata INX Corp.	10,570	124,199
	Sakata Seed Corp.	3,800	87,619
	Sala Corp.	18,200	100,855
	SAMTY HOLDINGS Co. Ltd.	6,000	109,642
	San Holdings, Inc.	6,600	57,498
	San ju San Financial Group, Inc.	7,530	103,173
	San-A Co. Ltd.	4,400	150,142
	San-Ai Obbli Co. Ltd.	19,800	271,427
	San-In Godo Bank Ltd.	43,200	410,803
	Sanken Electric Co. Ltd.	1,100	53,679
	Sanki Engineering Co. Ltd.	11,600	181,370
	Sanko Gosei Ltd.	13,300	61,874
	Sanko Metal Industrial Co. Ltd.	1,000	29,435
	Sankyo Frontier Co. Ltd.	1,400	39,198
	Sankyo Tateyama, Inc.	8,700	43,205
	Sankyu, Inc.	13,800	471,378
	Sanoh Industrial Co. Ltd.	9,600	63,736
	Sansei Technologies, Inc.	4,600	50,189
#	Sansha Electric Manufacturing Co. Ltd.	4,900	34,922
	Sanshin Electronics Co. Ltd.	2,200	31,730

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries Ltd.	3,300	$90,451
	Sanyo Denki Co. Ltd.	2,700	130,805
	Sanyo Special Steel Co. Ltd.	6,600	93,537
	Sanyo Trading Co. Ltd.	6,600	66,366
	Sato Holdings Corp.	8,100	116,719
	Sato Shoji Corp.	5,000	56,022
	Satori Electric Co. Ltd.	4,200	58,449
#	Satudora Holdings Co. Ltd.	1,800	9,866
	Sawai Group Holdings Co. Ltd.	11,300	496,065
	SBS Holdings, Inc.	3,100	56,987
	Scroll Corp.	9,700	66,400
	Seika Corp.	2,600	72,135
	Seiko Group Corp.	8,200	245,093
	Seino Holdings Co. Ltd.	35,900	561,863
	Seiren Co. Ltd.	1,500	23,605
	Sekisui Kasei Co. Ltd.	11,200	33,551
	SEMITEC Corp.	1,700	23,437
	Senko Group Holdings Co. Ltd.	32,800	250,658
	Senshu Ikeda Holdings, Inc.	55,800	143,176
	Seven Bank Ltd.	106,200	199,236
*	Sharp Corp.	1,400	8,153
	Shibaura Machine Co. Ltd.	3,500	86,018
	Shibusawa Warehouse Co. Ltd.	3,100	63,134
	Shibuya Corp.	1,200	29,231
	Shiga Bank Ltd.	12,400	333,034
	Shikibo Ltd.	4,000	31,072
	Shikoku Bank Ltd.	12,000	94,565
	Shima Seiki Manufacturing Ltd.	2,880	32,558
	Shimizu Corp.	900	5,656
	Shimojima Co. Ltd.	5,000	43,910
	Shin Nippon Air Technologies Co. Ltd.	3,200	95,642
	Shinagawa Refractories Co. Ltd.	8,500	103,976
	Shindengen Electric Manufacturing Co. Ltd.	3,500	68,084
	Shin-Etsu Polymer Co. Ltd.	11,300	121,294
#	Shinko Shoji Co. Ltd.	8,100	48,011
	Shinmaywa Industries Ltd.	14,600	143,621
	Shinsho Corp.	1,500	87,581
	Shinwa Co. Ltd. (7607 JP)	3,600	64,026
	Shizuki Electric Co., Inc.	7,500	21,252
	Shizuoka Financial Group, Inc.	2,900	28,966
	Shizuoka Gas Co. Ltd.	16,700	106,169
	Shofu, Inc.	500	15,725
	Showa Sangyo Co. Ltd.	5,000	109,140
	Showa Shinku Co. Ltd.	700	6,934
	Siix Corp.	10,100	84,157
	Sinanen Holdings Co. Ltd.	2,300	81,841
	Sinfonia Technology Co. Ltd.	7,500	159,444
	SKY Perfect JSAT Holdings, Inc.	56,500	332,427
#	Soda Nikka Co. Ltd.	6,400	50,422
	Sodick Co. Ltd.	17,800	89,657
	Soken Chemical & Engineering Co. Ltd.	2,800	49,080
	SPK Corp.	3,200	48,903
	ST Corp.	3,700	39,259
	Star Mica Holdings Co. Ltd.	9,900	44,931
	Star Micronics Co. Ltd.	9,900	138,931
	Starts Corp., Inc.	8,200	189,146
	Starzen Co. Ltd.	4,900	102,519
	Stella Chemifa Corp.	2,900	79,910
	Step Co. Ltd.	1,700	23,229

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sugimoto & Co. Ltd.	2,800	$54,707
	Sumida Corp.	10,300	73,128
	Sumitomo Heavy Industries Ltd.	36,100	969,476
	Sumitomo Mitsui Construction Co. Ltd.	44,200	116,965
	Sumitomo Osaka Cement Co. Ltd.	12,175	342,815
*	Sumitomo Pharma Co. Ltd.	33,100	91,766
	Sumitomo Riko Co. Ltd.	13,900	140,295
	Sumitomo Rubber Industries Ltd.	51,154	533,005
	Sumitomo Seika Chemicals Co. Ltd.	2,400	85,044
	Sumitomo Warehouse Co. Ltd.	15,100	283,957
	Sun Frontier Fudousan Co. Ltd.	9,500	129,259
	Suncall Corp.	1,000	3,261
	Sun-Wa Technos Corp.	3,300	47,684
	Suruga Bank Ltd.	61,100	484,873
	Suzuken Co. Ltd.	17,500	637,767
	Suzuki Co. Ltd.	4,300	41,403
	SWCC Corp.	5,600	166,178
	T Hasegawa Co. Ltd.	9,200	197,538
	T RAD Co. Ltd.	2,300	56,507
	Tachibana Eletech Co. Ltd.	4,500	89,926
	Tachi-S Co. Ltd.	8,200	108,668
	Tadano Ltd.	25,600	190,352
	Taihei Dengyo Kaisha Ltd.	4,000	141,161
	Taiheiyo Cement Corp.	29,400	803,004
	Taiheiyo Kouhatsu, Inc.	1,500	7,904
	Taiho Kogyo Co. Ltd.	6,400	31,559
	Taikisha Ltd.	7,000	241,299
	Taiko Bank Ltd.	1,500	16,349
	Taisei Lamick Co. Ltd.	2,400	45,019
	Takamatsu Construction Group Co. Ltd.	4,700	98,127
	Takaoka Toko Co. Ltd.	3,700	49,628
	Takara & Co. Ltd.	3,300	66,454
	Takara Bio, Inc.	3,200	24,562
	Takara Holdings, Inc.	26,100	198,017
	Takara Standard Co. Ltd.	10,600	122,315
	Takasago International Corp.	4,300	111,297
	Takashima & Co. Ltd.	6,000	39,665
	Takashimaya Co. Ltd.	31,100	575,911
	Take & Give Needs Co. Ltd.	4,700	31,627
	TAKEBISHI Corp.	2,800	46,412
	Taki Chemical Co. Ltd.	1,000	29,594
	Takuma Co. Ltd.	11,100	128,871
	Tamura Corp.	21,500	96,659
	Tanabe Engineering Corp.	1,300	15,252
	TASUKI Holdings, Inc.	3,600	16,484
*	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	59,758
	Tayca Corp.	5,500	62,171
	Techno Quartz, Inc.	900	34,847
	Technoflex Corp.	1,200	9,080
	Teijin Ltd.	20,300	195,347
	Tekken Corp.	3,000	51,853
	Tenma Corp.	3,400	63,204
	Terasaki Electric Co. Ltd.	900	14,907
	TESEC Corp.	700	8,095
	Tess Holdings Co. Ltd.	8,500	23,053
	Toa Corp. (1885 JP)	17,200	115,959
	TOA ROAD Corp.	17,000	141,176
	Tobishima Corp.	6,940	70,806
	Tochigi Bank Ltd.	24,700	58,776

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toda Corp.	62,100	$448,811
#	Toenec Corp.	2,600	86,400
	Togami Electric Manufacturing Co. Ltd.	700	13,344
	Toho Acetylene Co. Ltd.	6,000	15,468
	Toho Bank Ltd.	65,100	136,617
#	Toho Holdings Co. Ltd.	16,800	488,518
*	Toho Zinc Co. Ltd.	1,800	9,414
	Tohoku Bank Ltd.	4,728	38,748
	Tokai Carbon Co. Ltd.	60,700	388,996
	Tokai Corp.	4,568	68,170
	Tokai Rika Co. Ltd.	16,900	229,341
	Tokai Tokyo Financial Holdings, Inc.	47,076	183,976
#	Tokushu Tokai Paper Co. Ltd.	2,300	59,381
	Tokuyama Corp.	18,500	362,664
	Tokyo Energy & Systems, Inc.	3,090	26,873
	Tokyo Keiki, Inc.	3,800	85,318
	Tokyo Kiraboshi Financial Group, Inc.	8,300	250,150
	Tokyo Rope Manufacturing Co. Ltd.	6,300	53,431
	Tokyo Sangyo Co. Ltd.	4,000	19,606
	Tokyo Steel Manufacturing Co. Ltd.	2,000	25,444
	Tokyo Tatemono Co. Ltd.	43,000	750,118
	Tokyo Tekko Co. Ltd.	700	23,609
	Tokyu Construction Co. Ltd.	15,200	79,927
	Tokyu Fudosan Holdings Corp.	103,300	745,855
	Toli Corp.	12,400	35,207
	Tomen Devices Corp.	1,400	66,141
	Tomoe Engineering Co. Ltd.	2,300	66,394
	Tomoku Co. Ltd.	3,200	56,654
	TOMONY Holdings, Inc.	79,800	228,101
	Tonami Holdings Co. Ltd.	1,600	67,506
	Topre Corp.	9,601	131,743
	Topy Industries Ltd.	4,600	71,214
	Torishima Pump Manufacturing Co. Ltd.	3,700	76,728
	Tosei Corp.	9,200	153,544
	Tosho Co. Ltd.	4,000	19,387
	Tosoh Corp.	61,200	832,523
	Totetsu Kogyo Co. Ltd.	5,700	123,517
	Towa Bank Ltd.	11,200	51,505
	Towa Pharmaceutical Co. Ltd.	8,500	173,335
	Toyo Construction Co. Ltd.	20,900	213,166
	Toyo Corp.	1,200	12,702
	Toyo Engineering Corp.	8,900	47,666
	Toyo Kanetsu KK	2,400	59,697
	Toyo Machinery & Metal Co. Ltd.	5,300	25,032
	Toyo Seikan Group Holdings Ltd.	43,100	740,040
	Toyo Tanso Co. Ltd.	1,700	69,069
	Toyo Tire Corp.	32,200	525,370
	Toyobo Co. Ltd.	45,523	312,553
	Toyoda Gosei Co. Ltd.	20,300	370,651
	Toyota Boshoku Corp.	19,600	264,123
	Trancom Co. Ltd.	858	38,115
	TRE Holdings Corp.	12,600	109,997
	Trusco Nakayama Corp.	10,600	171,591
	Tsubaki Nakashima Co. Ltd.	15,600	81,404
	Tsubakimoto Chain Co.	7,500	324,340
	Tsubakimoto Kogyo Co. Ltd.	3,000	41,084
	Tsugami Corp.	12,900	141,753
	Tsukishima Holdings Co. Ltd.	5,300	51,868
	Tsukuba Bank Ltd.	31,700	68,426

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsumura & Co.	17,100	$453,378
	Tsuzuki Denki Co. Ltd.	4,100	62,714
	UACJ Corp.	10,800	307,502
	UBE Corp.	33,800	603,922
#	Uchida Yoko Co. Ltd.	2,000	104,180
	Ueki Corp.	1,000	11,103
	Union Tool Co.	3,300	127,695
	Unipres Corp.	18,000	150,881
#	United Super Markets Holdings, Inc.	12,200	73,083
#*	Unitika Ltd.	10,000	19,381
#	Universal Entertainment Corp.	8,200	83,645
	Urbanet Corp. Co. Ltd.	7,300	19,166
	Ushio, Inc.	20,900	299,697
	V Technology Co. Ltd.	3,300	64,202
	Valor Holdings Co. Ltd.	9,100	154,776
	Vital KSK Holdings, Inc.	14,400	126,389
	VT Holdings Co. Ltd.	24,900	86,564
	Wacoal Holdings Corp.	11,500	335,134
	Wakachiku Construction Co. Ltd.	3,700	83,355
	Wakita & Co. Ltd.	12,600	140,725
#	Warabeya Nichiyo Holdings Co. Ltd.	3,600	62,155
	World Co. Ltd.	7,600	113,802
	World Holdings Co. Ltd.	2,400	34,962
#*	W-Scope Corp.	10,200	32,833
	Xebio Holdings Co. Ltd.	7,402	59,709
	Yahagi Construction Co. Ltd.	7,300	81,410
	YAMABIKO Corp.	11,300	160,096
	Yamada Holdings Co. Ltd.	87,400	265,175
	Yamae Group Holdings Co. Ltd.	5,000	78,223
	Yamagata Bank Ltd.	7,300	56,520
	Yamaguchi Financial Group, Inc.	58,328	725,071
	Yamaichi Electronics Co. Ltd.	5,600	119,368
	Yamanashi Chuo Bank Ltd.	8,400	113,121
#	Yamashina Corp.	27,600	14,612
	Yamashin-Filter Corp.	7,500	21,850
	Yamatane Corp.	2,300	49,959
	Yamaya Corp.	1,800	37,704
	Yamazen Corp.	14,700	152,057
	Yashima Denki Co. Ltd.	4,000	45,947
	Yellow Hat Ltd.	9,600	168,059
	Yokogawa Bridge Holdings Corp.	9,000	162,870
	Yokohama Rubber Co. Ltd.	40,300	915,992
	Yokorei Co. Ltd.	14,900	107,749
	Yokowo Co. Ltd.	5,200	67,048
	Yondenko Corp.	3,000	76,403
#	Yondoshi Holdings, Inc.	4,400	57,537
	Yorozu Corp.	5,700	43,735
	Yotai Refractories Co. Ltd.	5,200	63,076
	Yuasa Trading Co. Ltd.	5,700	212,655
	Yurtec Corp.	11,800	118,754
	Yutaka Giken Co. Ltd.	1,300	18,499
	Zenrin Co. Ltd.	7,800	50,174
	Zeon Corp.	35,400	312,655
	Zojirushi Corp.	3,000	30,043
TOTAL JAPAN			122,670,829
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	146,389	74,824
	Agility Public Warehousing Co. KSC	354,634	318,453

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	30,393	$30,463
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	38,803	28,208
	Burgan Bank SAK	128,842	80,504
	Combined Group Contracting Co. SAK	17,776	41,333
	Gulf Bank KSCP	70,424	71,657
	Kuwait International Bank KSCP	196,427	120,194
	Mezzan Holding Co. KSCC	9,575	27,701
*	Warba Bank KSCP	124,114	73,524
TOTAL KUWAIT			866,861
MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	11,915
	Aeon Co. M Bhd.	42,400	13,020
#	AFFIN Bank Bhd.	94,041	62,460
	Ajinomoto Malaysia Bhd.	3,900	12,552
	Alliance Bank Malaysia Bhd.	141,500	126,959
	Allianz Malaysia Bhd.	10,200	48,618
	AME Elite Consortium Bhd.	23,900	9,211
	AMMB Holdings Bhd. (AMM MK)	286,600	281,610
	Bank Islam Malaysia Bhd.	109,299	59,243
	Batu Kawan Bhd.	15,700	66,985
#*	Berjaya Corp. Bhd.	559,724	51,857
	Beshom Holdings Bhd.	16,303	3,369
	CB Industrial Product Holding Bhd.	30,900	8,421
*	Coastal Contracts Bhd.	24,400	9,565
#*	Dagang NeXchange Bhd.	321,100	29,396
	Dayang Enterprise Holdings Bhd.	159,940	99,137
	DRB-Hicom Bhd.	174,900	51,047
	Duopharma Biotech Bhd.	74,277	19,412
#*	Eastern & Oriental Bhd.	157,000	32,695
	Eco World Development Group Bhd.	128,100	49,406
*	Ekovest Bhd.	342,300	33,603
#	FGV Holdings Bhd.	88,200	24,762
#	Formosa Prosonic Industries Bhd.	22,200	14,556
	Gamuda Bhd.	42,964	73,473
#	Genting Malaysia Bhd.	185,400	105,050
	Genting Plantations Bhd.	40,500	50,280
	Hap Seng Plantations Holdings Bhd.	39,800	15,336
*	Hengyuan Refining Co. Bhd.	35,300	20,220
	Hiap Teck Venture Bhd.	111,300	10,430
#	Hibiscus Petroleum Bhd.	92,680	48,571
	Hong Leong Industries Bhd.	10,900	26,947
	IGB Bhd.	77,974	43,151
	IJM Corp. Bhd.	446,400	340,494
	IOI Properties Group Bhd.	183,749	85,243
*	Iskandar Waterfront City Bhd.	143,800	22,421
#*	JAKS Resources Bhd.	146,300	5,423
#	Jaya Tiasa Holdings Bhd.	64,000	15,479
	Kenanga Investment Bank Bhd.	48,500	12,471
	Kerjaya Prospek Group Bhd.	39,895	17,631
	Kretam Holdings Bhd.	95,800	12,510
*	KSL Holdings Bhd.	31,100	13,631
	LBS Bina Group Bhd.	94,400	14,701
	Lii Hen Industries Bhd.	46,200	9,658
#*Ω	Lotte Chemical Titan Holding Bhd.	92,900	21,653
	LPI Capital Bhd.	4,500	12,224
#	Magnum Bhd.	93,230	26,191
	Mah Sing Group Bhd.	269,500	110,483
	Malayan Flour Mills Bhd.	156,450	26,402

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Airports Holdings Bhd.	96,500	$215,175
#	Malaysia Smelting Corp. Bhd.	40,000	22,652
	Malaysian Resources Corp. Bhd.	243,277	32,901
	Matrix Concepts Holdings Bhd.	100,125	41,424
	MBSB Bhd.	394,884	70,076
	Mega First Corp. Bhd.	82,000	86,450
	Mi Technovation Bhd.	28,300	14,643
#	MKH Bhd.	42,400	12,638
#	MKH Oil Palm East Kalimantan Bhd.	6,057	784
	MNRB Holdings Bhd.	102,843	48,589
	MPHB Capital Bhd.	107,000	37,514
*	Muhibbah Engineering M Bhd.	82,700	17,206
*††	Nylex Malaysia Bhd.	1,285	50
	OCK Group Bhd.	168,600	23,501
	Pantech Group Holdings Bhd.	54,900	13,029
*	Sapura Energy Bhd.	1,048,700	7,974
	Sarawak Oil Palms Bhd.	68,077	42,735
	Scientex Bhd.	103,400	95,406
	Sime Darby Property Bhd.	344,800	118,850
	SKP Resources Bhd.	173,700	43,919
	SP Setia Bhd. Group	277,400	96,805
#	Sports Toto Bhd.	35,496	12,761
	Sunway Bhd.	85,900	80,275
#	Syarikat Takaful Malaysia Keluarga Bhd.	41,346	33,581
#	Ta Ann Holdings Bhd.	39,440	34,438
	Thong Guan Industries Bhd.	44,900	18,091
*	Tropicana Corp. Bhd.	116,928	41,497
#	TSH Resources Bhd.	130,600	34,147
	UEM Sunrise Bhd.	335,500	82,740
	Unisem M Bhd.	48,200	38,245
	United Malacca Bhd.	15,200	17,040
#	UOA Development Bhd.	187,900	77,271
*	Uzma Bhd.	62,900	15,059
	Velesto Energy Bhd.	447,600	20,953
	VS Industry Bhd.	372,500	98,222
#	WCT Holdings Bhd.	91,200	26,051
	Yinson Holdings Bhd.	189,520	98,581
	YTL Corp. Bhd.	68,800	51,171
TOTAL MALAYSIA			4,082,316
MEXICO — (0.6%)
	Alfa SAB de CV, Class A	346,918	198,494
Ω	Banco del Bajio SA	79,104	237,511
	Bolsa Mexicana de Valores SAB de CV	34,000	52,923
	Cemex SAB de CV (CEMEXCPO MM)	33,134	21,270
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	1,039,828
	Cia Minera Autlan SAB de CV, Class B	16,424	6,656
*	Controladora AXTEL SAB de CV	346,918	6,871
	El Puerto de Liverpool SAB de CV, Class C1	9,942	70,423
	GCC SAB de CV	14,107	120,452
	Genomma Lab Internacional SAB de CV, Class B	78,280	80,461
	Gentera SAB de CV	133,929	157,931
	Grupo Comercial Chedraui SA de CV	65,795	489,887
	Grupo Herdez SAB de CV	14,531	42,351
	Grupo Industrial Saltillo SAB de CV	37,531	41,266
#	Grupo Rotoplas SAB de CV	14,060	19,530
	Grupo Televisa SAB (TLEVICPO MM)	24,516	10,843
*Ω	Grupo Traxion SAB de CV	33,648	41,141
*	Industrias CH SAB de CV, Class B	34,322	344,675

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias Penoles SAB de CV	8,105	$118,458
	La Comer SAB de CV	77,002	143,828
	Megacable Holdings SAB de CV	95,361	223,060
*	Minera Frisco SAB de CV, Class A1	268,120	45,692
*Ω	Nemak SAB de CV	123,339	17,874
#*	Ollamani SAB	7,281	16,238
	Orbia Advance Corp. SAB de CV	75,641	97,642
	Organizacion Cultiba SAB de CV	58,298	32,308
	Organizacion Soriana SAB de CV, Class B	12,168	20,370
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	18,174	169,732
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,381	27,747
	Qualitas Controladora SAB de CV	12,821	118,349
	Regional SAB de CV	17,396	126,117
*	Vista Energy SAB de CV (VIST US), ADR	5,814	261,979
*	Vitro SAB de CV, Class A	19,893	8,969
TOTAL MEXICO			4,410,876
NETHERLANDS — (2.1%)
	Aalberts NV	12,467	476,708
Ω	ABN AMRO Bank NV, GDR	112,128	1,957,402
	Acomo NV	5,335	99,738
	Aegon Ltd. (AEG US)	71,922	463,897
	Aegon Ltd. (AGN NA)	123,538	799,446
	AFC Ajax NV	763	8,372
	Allfunds Group PLC	50,170	301,544
	Aperam SA	16,434	446,569
	ASR Nederland NV	41,960	2,108,165
Ω	B&S Group SARL	5,237	26,812
	Brunel International NV	4,870	55,520
	Corbion NV	1,521	34,048
	Flow Traders Ltd.	5,735	95,605
	ForFarmers NV	14,165	44,765
	Fugro NV	34,004	908,178
	HAL Trust	1,177	145,404
	JDE Peet's NV	16,237	357,063
	Kendrion NV	2,542	34,073
	Koninklijke BAM Groep NV	82,068	340,121
	Koninklijke Heijmans NV, CVA	8,210	237,376
	Koninklijke Vopak NV	17,924	800,720
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	80,063
	NN Group NV	45,596	2,288,197
	Qiagen NV (QGEN US)	6,800	302,532
	Randstad NV	15,764	767,785
	SBM Offshore NV	48,024	778,289
Ω	Signify NV	24,988	618,562
	Sligro Food Group NV	2,681	35,628
	TKH Group NV, CVA	8,310	364,158
	Van Lanschot Kempen NV, CVA	10,130	438,419
TOTAL NETHERLANDS			15,415,159
NEW ZEALAND — (0.2%)
#	Air New Zealand Ltd.	465,056	160,424
	Arvida Group Ltd.	132,780	128,314
	Channel Infrastructure NZ Ltd.	1,589	1,398
	Chorus Ltd. (CNU NZ)	17,563	82,630
	Comvita Ltd.	6,699	4,384
	Fletcher Building Ltd. (FBU NZ)	131,976	245,978

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Genesis Energy Ltd.	142	$187
	Heartland Group Holdings Ltd.	138,211	87,796
	KMD Brands Ltd.	91,689	24,310
#	NZME Ltd. (NZM AU)	28,793	18,010
*	Oceania Healthcare Ltd.	154,673	71,809
*	Ryman Healthcare Ltd.	77,679	209,973
	Sanford Ltd.	17,604	43,480
	SKY Network Television Ltd.	32,394	48,961
	SKYCITY Entertainment Group Ltd.	231,604	214,657
	Steel & Tube Holdings Ltd.	30,627	18,447
	Summerset Group Holdings Ltd.	36,237	241,847
	TOWER Ltd.	60,691	40,496
TOTAL NEW ZEALAND			1,643,101
NORWAY — (0.6%)
*	Akastor ASA	37,863	57,469
	Aker Solutions ASA	27,210	129,823
	AMSC ASA	14,100	40,799
*	Archer Ltd.	6,078	15,130
	Austevoll Seafood ASA	22,375	184,787
Ω	Avance Gas Holding Ltd.	5,803	89,177
	Belships ASA	25,709	54,202
*	Bluenord ASA	1,670	78,018
	Bonheur ASA	3,074	80,147
	BW Offshore Ltd.	27,830	77,572
*	Cadeler AS (CADLR NO)	611	3,948
*	Cloudberry Clean Energy ASA	40,226	43,019
	DNO ASA	122,377	124,623
*Ω	Elkem ASA	50,635	105,672
	FLEX LNG Ltd. (FLNG NO)	4,605	124,155
*	FLEX LNG Ltd. (FLNG US)	1,128	30,343
	Golden Ocean Group Ltd.	9,023	112,143
#	Grieg Seafood ASA	12,521	73,036
	Hafnia Ltd.	1,189	9,421
*	Hexagon Composites ASA	18,507	56,380
	Hoegh Autoliners ASA	23,677	258,804
Ω	Klaveness Combination Carriers ASA	5,622	53,471
*	Kongsberg Automotive ASA	156,129	23,527
	Leroy Seafood Group ASA	44,230	192,093
*	LINK Mobility Group Holding ASA	69,094	132,066
	MPC Container Ships ASA	32,625	68,448
#Ω	Norske Skog ASA	18,057	67,048
	Odfjell Drilling Ltd.	30,393	158,835
	Odfjell SE, Class A	8,358	127,302
	Odfjell Technology Ltd.	4,141	23,545
*	OKEA ASA	13,390	29,449
Ω	Okeanis Eco Tankers Corp.	158	5,068
	Panoro Energy ASA	18,567	56,159
	Pareto Bank ASA	8,957	54,956
	Pexip Holding ASA	15,497	43,104
	Sandnes Sparebank	3,712	35,226
*Ω	Scatec ASA	27,302	220,372
*	Sea1 offshore, Inc.	8,429	24,176
	Selvaag Bolig ASA	9,155	31,632
#*Ω	Shelf Drilling Ltd.	45,698	94,635
#	Solstad Maritime Holding AS	11,109	12,035
*	Solstad Offshore ASA	11,109	44,590
	Sparebank 1 Oestlandet	7,902	108,865
	SpareBank 1 Sorost-Norge	16,843	110,834

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sparebanken More	9,555	$74,268
	Stolt-Nielsen Ltd.	6,022	236,167
	TGS ASA	40,805	498,975
TOTAL NORWAY			4,275,514
PHILIPPINES — (0.1%)
*	8990 Holdings, Inc.	158,000	24,791
	Alliance Global Group, Inc.	170,000	26,143
*	Atlas Consolidated Mining & Development Corp.	95,100	7,342
	China Banking Corp.	134,000	91,879
*	Converge Information & Communications Technology Solutions, Inc.	98,600	19,529
	DMCI Holdings, Inc.	178,300	34,731
	DoubleDragon Corp.	56,800	10,186
	Filinvest Land, Inc.	625,000	7,171
	First Philippine Holdings Corp.	35,390	38,243
	Globe Telecom, Inc.	1,610	59,385
	GT Capital Holdings, Inc.	12,545	126,898
*	Integrated Micro-Electronics, Inc.	8,800	268
	JG Summit Holdings, Inc.	42,900	20,444
	LT Group, Inc.	152,800	25,793
	Megaworld Corp.	1,007,000	31,247
	Metropolitan Bank & Trust Co.	57,200	67,308
	Petron Corp.	425,100	19,008
	Philcomsat Holdings Corp.	10,942	20,050
*	Phoenix Petroleum Philippines, Inc.	68,700	4,908
	Puregold Price Club, Inc.	114,200	51,500
	RFM Corp.	131,000	8,520
	Rizal Commercial Banking Corp.	59,520	21,903
	Robinsons Land Corp.	35,131	8,908
	Robinsons Retail Holdings, Inc.	16,900	10,431
	San Miguel Corp.	32,790	56,111
	Security Bank Corp.	69,060	76,140
	Semirara Mining & Power Corp.	49,100	28,149
*	Shell Pilipinas Corp.	33,500	5,839
*	Top Frontier Investment Holdings, Inc.	3,550	4,503
TOTAL PHILIPPINES			907,328
POLAND — (0.3%)
	AB SA	2,231	55,755
	Alior Bank SA	15,375	368,531
#	Amica SA	1,011	16,711
	Arctic Paper SA	3,286	18,011
	ASBISc Enterprises PLC	6,848	38,043
	Asseco Poland SA	6,916	146,586
	Bank Handlowy w Warszawie SA	4,848	118,901
*	Bank Millennium SA	83,838	192,205
*	Bank Ochrony Srodowiska SA	9,806	32,815
#*	Cognor Holding SA	27,036	53,335
*	Cyfrowy Polsat SA	22,746	74,412
	Develia SA	100,947	145,132
	Echo Investment SA	21,847	22,945
*	Enea SA	47,976	133,441
*	Fabryki Mebli Forte SA	2,722	13,718
*	Grenevia SA	55,757	31,407
*	Grupa Azoty SA	4,295	19,559
*Ω	HUUUGE, Inc.	3,094	16,307
	Inter Cars SA	809	100,761
	Lubelski Wegiel Bogdanka SA	3,428	21,884

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Mirbud SA	6,182	$21,770
*	PGE Polska Grupa Energetyczna SA	108,002	198,851
*	PKP Cargo SA	2,992	16,303
*	Polimex-Mostostal SA	18,277	14,416
*	Tauron Polska Energia SA	191,826	183,812
	Torpol SA	2,282	20,169
	VRG SA	30,608	27,327
	Warsaw Stock Exchange	2,325	24,897
	Wawel SA	24	3,817
TOTAL POLAND			2,131,821
PORTUGAL — (0.4%)
#	Altri SGPS SA	21,181	115,143
	Banco Comercial Portugues SA, Class R	2,249,186	948,150
	Corticeira Amorim SGPS SA	13,691	134,746
	EDP Renovaveis SA	23,650	367,664
	Galp Energia SGPS SA	16,728	351,730
#	Ibersol SGPS SA	4,207	31,768
	Navigator Co. SA	59,410	241,052
	NOS SGPS SA	45,734	175,960
	Semapa-Sociedade de Investimento e Gestao	3,214	52,007
	Sonae SGPS SA	282,551	288,206
TOTAL PORTUGAL			2,706,426
QATAR — (0.2%)
*	Aamal Co.	303,573	66,258
	Al Khaleej Takaful Group QSC	19,241	12,741
	Baladna	116,412	45,405
	Barwa Real Estate Co.	529,978	404,447
	Commercial Bank PSQC	139,112	159,679
	Doha Bank QPSC	508,944	207,099
	Doha Insurance Co. QSC	77,894	52,249
	Gulf International Services QSC	79,510	75,428
	Gulf Warehousing Co.	88,650	79,484
*	Lesha Bank LLC	82,242	29,338
	Mazaya Real Estate Development QPSC	132,516	22,168
	Medicare Group	23,273	26,386
	Qatar Aluminum Manufacturing Co.	65,130	23,256
	Qatar Industrial Manufacturing Co. QSC	45,582	33,235
	Qatar Insurance Co. SAQ	218,969	126,425
	Qatar National Cement Co. QSC	53,035	53,939
	Salam International Investment Ltd. QSC	386,377	72,142
	United Development Co. QSC	778,832	235,426
TOTAL QATAR			1,725,105
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (1.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	40,855	27,569
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,944	14,838
*	Advanced Petrochemical Co.	15,624	166,493
	Al Babtain Power & Telecommunication Co.	12,025	116,971
	Al Hammadi Holding	7,000	87,556
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,960	67,152

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	1,477	$25,222
*	Al Jouf Cement Co.	19,081	57,203
*	Al Khaleej Training & Education Co.	6,855	52,723
*	Al Yamamah Steel Industries Co.	2,314	21,301
*	AlAbdullatif Industrial Investment Co.	8,897	39,376
	Alaseel Co.	16,438	19,721
	Al-Etihad Cooperative Insurance Co.	6,087	28,915
*	AlJazira Takaful Ta'awuni Co.	10,659	54,151
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	24,058
*	Alujain Corp.	3,985	44,473
*	Amana Cooperative Insurance Co.	6,890	21,644
*	Anaam International Holding Group Co.	45,561	13,343
	Arab National Bank	67,485	385,996
*	Arabia Insurance Cooperative Co.	5,527	22,859
	Arabian Cement Co.	11,770	84,761
*	Arabian Shield Cooperative Insurance Co.	4,080	22,602
	Arriyadh Development Co.	13,704	87,207
	Ataa Educational Co.	1,290	23,624
	Baazeem Trading Co.	1,332	22,087
*	Bank Al-Jazira	93,577	428,934
	Banque Saudi Fransi	9,334	92,048
	Basic Chemical Industries Ltd.	3,965	32,707
*	Batic Investments & Logistic Co.	36,189	33,417
	Bawan Co.	2,144	26,729
*	Buruj Cooperative Insurance Co.	4,896	26,475
*	Chubb Arabia Cooperative Insurance Co.	4,595	37,859
	City Cement Co.	14,087	67,703
*	Dar Al Arkan Real Estate Development Co.	166,461	601,020
	Eastern Province Cement Co.	4,731	40,940
*	Emaar Economic City	21,623	41,501
	Etihad Etisalat Co.	79,001	1,097,352
*	Fitaihi Holding Group	15,542	15,792
*	Gulf General Cooperative Insurance Co.	5,656	20,741
	Gulf Insurance Group	6,993	59,557
*	Herfy Food Services Co.	2,489	17,646
*	Jazan Development & Investment Co.	8,139	32,298
	L'Azurde Co. for Jewelry	8,557	34,251
*	Malath Cooperative Insurance Co.	2,553	12,535
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	78,802
	Middle East Paper Co.	3,374	36,064
*	Middle East Specialized Cables Co.	6,218	60,340
	Mobile Telecommunications Co. Saudi Arabia	82,390	239,062
*	Najran Cement Co.	24,476	56,631
*	National Agriculture Development Co.	12,193	93,624
	National Co. for Glass Industries	5,492	68,868
*	National Gypsum	4,691	31,377
*	National Industrialization Co., Class C	78,863	233,958
	Northern Region Cement Co.	35,051	83,802
	Qassim Cement Co.	5,254	75,485
*	Rabigh Refining & Petrochemical Co.	48,507	91,278
	Sahara International Petrochemical Co.	23,341	177,617
*	Saudi Arabian Cooperative Insurance Co.	5,776	25,882
	Saudi Automotive Services Co.	2,062	34,856
	Saudi Cement Co.	6,578	74,824
*	Saudi Ceramic Co.	7,838	59,222
	Saudi Chemical Co. Holding	136,990	412,530
*	Saudi Ground Services Co.	3,491	47,641
	Saudi Industrial Investment Group	4,816	26,221
	Saudi Investment Bank	59,760	203,561

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Kayan Petrochemical Co.	89,912	$195,507
*	Saudi Marketing Co.	7,095	45,309
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	65,046
*	Saudi Printing & Packaging Co., Class C	7,870	28,183
*	Saudi Public Transport Co.	15,796	77,786
*	Saudi Reinsurance Co.	14,082	114,744
	Saudi Steel Pipe Co.	2,289	45,006
*	Saudi Vitrified Clay Pipe Co. Ltd.	963	12,237
*	Savola Group	26,090	317,364
*	Seera Group Holding	45,531	301,047
*	Sinad Holding Co.	15,976	57,130
	Southern Province Cement Co.	3,131	29,935
	Sustained Infrastructure Holding Co.	13,171	122,586
	Tabuk Cement Co.	16,107	52,668
	Taiba Investments Co.	4,977	63,540
	Tanmiah Food Co.	688	25,680
*	Umm Al-Qura Cement Co.	8,146	36,020
	United International Transportation Co.	7,431	177,154
	United Wire Factories Co.	1,607	12,178
*	Walaa Cooperative Insurance Co.	7,933	57,064
	Yamama Cement Co.	27,139	240,367
	Yanbu Cement Co.	20,195	139,634
	Zahrat Al Waha For Trading Co., Class C	2,122	23,500
TOTAL SAUDI ARABIA			8,702,680
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	37,200	46,933
*	Avarga Ltd.	100,900	14,554
	BRC Asia Ltd.	17,700	30,474
	Bukit Sembawang Estates Ltd.	45,200	114,340
Ω	BW LPG Ltd.	24,501	398,247
	China Aviation Oil Singapore Corp. Ltd.	94,800	62,848
	China Sunsine Chemical Holdings Ltd.	53,000	15,240
	City Developments Ltd.	106,800	425,775
	Civmec Ltd.	27,600	20,141
*	COSCO Shipping International Singapore Co. Ltd.	94,900	10,515
	CSE Global Ltd.	142,896	50,857
*	Del Monte Pacific Ltd.	197,000	12,201
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	48,110
#	First Resources Ltd.	123,200	136,660
	Frasers Property Ltd.	71,200	43,594
*	Fu Yu Corp. Ltd.	116,400	10,826
	Geo Energy Resources Ltd.	59,900	12,994
	Golden Agri-Resources Ltd.	1,767,100	363,156
	GuocoLand Ltd.	68,600	76,013
	Ho Bee Land Ltd.	50,700	70,636
	Hong Fok Corp. Ltd.	106,790	64,754
	Hong Leong Asia Ltd.	61,800	33,026
	Hongkong Land Holdings Ltd.	221,900	716,651
	Hotel Grand Central Ltd.	35,281	19,413
	Hutchison Port Holdings Trust	1,192,800	145,599
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	12,569
*	Japfa Ltd.	22,900	5,652
	Mandarin Oriental International Ltd.	67,600	111,555
	Marco Polo Marine Ltd.	1,031,800	44,865
*	Mermaid Maritime PCL	51,800	6,667

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Mewah International, Inc.	86,100	$17,640
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	32,777
	Netlink NBN Trust	582,300	370,510
	Olam Group Ltd.	140,220	121,593
	OUE Ltd.	54,100	42,191
*	Oxley Holdings Ltd.	261,197	15,830
	QAF Ltd.	53,800	32,816
*	Rex International Holding Ltd.	182,700	14,174
	SIA Engineering Co. Ltd.	7,300	12,512
	Sinarmas Land Ltd.	163,500	19,879
	Singapore Land Group Ltd.	50,200	66,541
	Stamford Land Corp. Ltd.	160,398	45,663
	Straits Trading Co. Ltd.	13,400	13,748
*††	Swiber Holdings Ltd.	92,600	0
*††	Swiber Holdings Ltd. (SWIB SP)	92,600	0
	Tai Sin Electric Ltd.	34,116	9,978
	Tiong Woon Corp. Holding Ltd.	30,600	11,353
	Tuan Sing Holdings Ltd.	218,027	36,724
	UOB-Kay Hian Holdings Ltd.	104,602	107,830
	UOL Group Ltd.	99,200	400,799
	Valuetronics Holdings Ltd.	23,300	11,244
	Venture Corp. Ltd.	58,600	663,374
	Wee Hur Holdings Ltd.	60,800	10,506
	Wing Tai Holdings Ltd.	107,000	108,900
TOTAL SINGAPORE			5,291,447
SOUTH AFRICA — (0.9%)
	Adcock Ingram Holdings Ltd.	11,334	35,887
	AECI Ltd.	21,022	122,234
	African Rainbow Minerals Ltd.	20,343	241,508
	Alexander Forbes Group Holdings Ltd.	344	126
	Altron Ltd., Class A	34,495	32,640
	Aspen Pharmacare Holdings Ltd.	8,991	124,297
*	Astral Foods Ltd.	1,844	17,458
	Barloworld Ltd.	34,363	175,429
	Curro Holdings Ltd.	22,467	14,955
	DataTec Ltd.	69,667	136,687
	Foschini Group Ltd.	53,808	397,548
	Grindrod Ltd.	132,590	113,290
	Harmony Gold Mining Co. Ltd. (HAR SJ)	5,377	52,725
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	75,442	733,296
	Hudaco Industries Ltd.	3,075	30,710
	Impala Platinum Holdings Ltd.	6,108	31,378
	Invicta Holdings Ltd.	8,097	13,909
*	KAP Ltd.	422,815	70,734
	Lewis Group Ltd.	12,017	37,638
	Merafe Resources Ltd.	340,993	27,155
	Momentum Group Limited	241,665	355,577
	Motus Holdings Ltd.	30,123	170,858
	Mpact Ltd.	23,171	37,647
	Netcare Ltd.	120,003	85,843
	Northam Platinum Holdings Ltd.	27,020	212,202
	Oceana Group Ltd.	15,360	58,813
	Old Mutual Ltd. (OMU SJ)	968,120	654,264
	Omnia Holdings Ltd.	31,449	113,548
Ω	Pepkor Holdings Ltd.	262,613	294,720
	PPC Ltd.	380,330	79,720
*	Rainbow Chicken	33,526	6,940

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Raubex Group Ltd.	28,364	$71,459
*	RCL Foods Ltd.	33,526	17,981
	Reunert Ltd.	26,008	102,590
	Sappi Ltd.	115,181	335,576
	Sasol Ltd. (SOL SJ)	70,569	572,227
#	Sibanye Stillwater Ltd. (SBSW US), ADR	35,750	161,948
	Sibanye Stillwater Ltd. (SSW SJ)	207,289	236,701
	Southern Sun Ltd.	161,714	54,748
*	SPAR Group Ltd.	2,912	20,082
	Super Group Ltd.	32,736	54,715
*	Telkom SA SOC Ltd.	62,873	81,594
	Thungela Resources Ltd. (TGA SJ)	19,873	131,831
*	Transaction Capital Ltd.	105,237	16,388
*	We Buy Cars Pty. Ltd.	34,389	50,328
TOTAL SOUTH AFRICA			6,387,904
SOUTH KOREA — (3.1%)
	ABco Electronics Co. Ltd.	2,820	16,248
	Advanced Process Systems Corp.	1,767	26,785
	Aekyung Chemical Co. Ltd.	3,875	31,818
	Aekyung Industrial Co. Ltd.	1,589	23,042
*	Air Busan Co. Ltd.	7,825	13,940
	Ajin Industrial Co. Ltd.	7,583	17,296
	AK Holdings, Inc.	849	8,393
*	ALUKO Co. Ltd.	7,684	15,040
*	Amotech Co. Ltd.	1,803	7,533
*	Anam Electronics Co. Ltd.	15,119	16,335
*	Ananti, Inc.	4,403	18,033
	Asia Cement Co. Ltd.	3,780	31,843
	ASIA Holdings Co. Ltd.	317	59,208
	Asia Paper Manufacturing Co. Ltd.	5,170	31,707
	Avaco Co. Ltd.	2,188	22,985
	Baiksan Co. Ltd.	1,801	17,719
	BGFecomaterials Co. Ltd.	4,228	12,510
	BH Co. Ltd.	4,637	73,649
*	Binex Co. Ltd.	4,348	64,893
	Binggrae Co. Ltd.	317	20,677
	BIT Computer Co. Ltd.	4,816	19,656
*	BNC Korea Co. Ltd.	5,034	24,017
	BNK Financial Group, Inc.	48,165	334,881
	Bookook Securities Co. Ltd.	475	9,195
	Boryung	6,086	46,372
	BYC Co. Ltd.	480	11,684
	Byucksan Corp.	5,851	9,275
*	Cafe24 Corp.	1,506	36,199
	Cheil Worldwide, Inc.	8,716	112,856
*	ChinHung International, Inc.	10,381	6,837
*	Choil Aluminum Co. Ltd.	15,105	19,412
	Chong Kun Dang Pharmaceutical Corp.	1,126	91,711
*††	Chorokbaem Media Co. Ltd.	3,908	2,875
*	CJ CGV Co. Ltd.	14,521	60,588
	CJ CheilJedang Corp.	1,584	447,257
	CJ Corp.	2,180	211,568
*	CJ ENM Co. Ltd.	2,415	134,755
	CJ Freshway Corp.	1,793	25,083
	CJ Logistics Corp.	1,398	100,826
*	CJ Seafood Corp.	2,153	6,423
*	CMG Pharmaceutical Co. Ltd.	13,602	23,047
*	Com2uS Holdings Corp.	534	10,244

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cosmecca Korea Co. Ltd.	727	$42,301
	Coway Co. Ltd.	8,915	407,860
	COWELL FASHION Co. Ltd.	2,722	5,144
	Cowintech Co. Ltd.	1,433	17,583
	Cuckoo Homesys Co. Ltd.	1,161	18,828
	D.I Corp.	2,380	31,860
	Dae Won Kang Up Co. Ltd.	12,341	45,919
*	Daechang Co. Ltd.	18,702	17,885
	Daedong Corp.	2,582	19,099
	Daeduck Electronics Co. Ltd.	6,699	108,799
	Daehan New Pharm Co. Ltd.	2,847	20,084
*	Dae-Il Corp.	6,373	21,243
	Daesang Corp.	3,347	59,510
	Daesang Holdings Co. Ltd.	3,109	21,186
*	Daesung Industrial Co. Ltd.	3,004	8,074
	Daewon Media Co. Ltd.	2,666	17,266
	Daewon Pharmaceutical Co. Ltd.	3,345	38,667
*	Daewoo Engineering & Construction Co. Ltd.	28,171	85,779
	Daewoong Co. Ltd.	2,067	32,582
	Daewoong Pharmaceutical Co. Ltd.	901	81,988
	Daishin Securities Co. Ltd.	6,759	83,014
*	Danal Co. Ltd.	10,507	29,973
	Daol Investment & Securities Co. Ltd.	7,941	18,374
	DB Financial Investment Co. Ltd.	6,876	22,193
	DB HiTek Co. Ltd.	7,004	278,933
	DB Insurance Co. Ltd.	8,867	716,428
	DGB Financial Group, Inc.	23,626	140,475
	DI Dong Il Corp.	2,531	54,319
	Digital Daesung Co. Ltd.	2,887	14,452
*	DIO Corp.	1,572	22,153
*	DK Tech Co. Ltd.	3,048	25,598
	DL Holdings Co. Ltd.	2,393	98,429
	DN Automotive Corp.	314	20,908
	DNF Co. Ltd.	2,385	26,771
	Dohwa Engineering Co. Ltd.	3,357	19,093
	Dong-A Hwasung Co. Ltd.	2,885	14,214
	Dong-A Socio Holdings Co. Ltd.	815	66,019
	Dong-A ST Co. Ltd.	1,001	52,051
	Dongbang Transport Logistics Co. Ltd.	12,138	28,627
	DongKook Pharmaceutical Co. Ltd.	5,523	71,069
	Dongkuk Holdings Co. Ltd.	4,364	26,407
	Dongkuk Industries Co. Ltd.	6,108	25,522
	Dongkuk Steel Mill Co. Ltd.	7,529	49,516
*	Dongkuk Structures & Construction Co. Ltd.	8,156	16,138
	Dongsuh Cos., Inc.	4,204	57,182
	Dongsung Chemical Co. Ltd.	6,360	19,925
	Dongwha Pharm Co. Ltd.	3,460	20,991
	Dongwon F&B Co. Ltd.	1,387	41,982
	Dongwon Systems Corp.	342	10,810
	Doosan Bobcat, Inc.	7,405	224,106
	Doosan Co. Ltd.	431	55,275
	Dreamtech Co. Ltd.	6,484	42,863
*	Duksan Hi-Metal Co. Ltd.	3,299	14,533
*	Duksan Techopia Co. Ltd.	1,320	38,932
	Duksung Co. Ltd.	3,494	18,635
	DY POWER Corp.	1,556	15,728
	Easy Holdings Co. Ltd.	12,035	25,194
*	Echo Marketing, Inc.	1,539	12,170
	Ecoplastic Corp.	7,240	19,129

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Elentec Co. Ltd.	2,433	$13,697
	E-MART, Inc.	3,621	159,638
*	EMKOREA Co. Ltd.	8,169	13,640
	ENF Technology Co. Ltd.	2,160	42,862
	Eugene Investment & Securities Co. Ltd.	15,514	53,273
*	EV Advanced Material Co. Ltd.	8,967	13,764
	F&F Holdings Co. Ltd.	817	8,517
	Fila Holdings Corp.	3,607	113,238
	Galaxia Moneytree Co. Ltd.	2,769	16,677
	GC Cell Corp.	1,719	39,525
*	Genie Music Corp.	7,762	15,105
	Global Standard Technology Co. Ltd.	1,282	16,024
	GnCenergy Co. Ltd.	3,838	17,088
	GOLFZON Co. Ltd.	834	44,771
	Green Chemical Co. Ltd.	1,815	9,234
	Green Cross Corp.	1,049	102,481
	Green Cross Holdings Corp.	3,265	36,309
*	GS Engineering & Construction Corp.	13,682	198,284
	GS Global Corp.	14,500	36,128
	GS Holdings Corp. (078930 KS)	8,731	312,563
	GS Retail Co. Ltd.	1,125	17,431
	HAESUNG DS Co. Ltd.	1,371	36,478
	Han Kuk Carbon Co. Ltd.	5,432	48,771
	Hancom, Inc.	1,235	17,025
	Handok, Inc.	1,899	21,813
	Hanil Cement Co. Ltd.	3,382	35,893
	Hanil Hyundai Cement Co. Ltd.	847	9,435
	Hanjin Transportation Co. Ltd.	1,377	19,408
	HanmiGlobal Co. Ltd.	1,348	17,484
	Hannong Chemicals, Inc.	950	9,218
	Hanon Systems	13,576	44,158
	Hansae Co. Ltd.	3,681	52,871
*	Hansol IONES Co. Ltd.	1,526	12,547
	Hansol Paper Co. Ltd.	2,899	21,677
	Hansol Technics Co. Ltd.	5,680	21,064
	Hanwha Corp.	6,434	146,514
*	Hanwha Galleria Corp.	19,204	16,888
	Hanwha General Insurance Co. Ltd.	12,669	52,108
*	Hanwha Investment & Securities Co. Ltd.	30,496	83,863
	Hanwha Life Insurance Co. Ltd.	58,545	133,185
	Hanwha Solutions Corp.	17,753	322,612
*	Hanyang Digitech Co. Ltd.	960	13,020
	Hanyang Securities Co. Ltd.	2,469	27,430
	Harim Co. Ltd.	8,073	17,781
	Harim Holdings Co. Ltd.	8,111	34,790
	HD Hyundai Co. Ltd.	6,555	401,700
	HD Hyundai Construction Equipment Co. Ltd.	2,387	103,626
*	HD Hyundai Energy Solutions Co. Ltd.	1,512	26,491
	HD Hyundai Infracore Co. Ltd.	23,557	137,231
	HDC Holdings Co. Ltd.	2,173	15,783
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	8,947
	Heerim Architects & Planners	1,824	8,762
	Hite Jinro Co. Ltd.	5,909	89,664
	HK inno N Corp.	1,067	30,828
	HL Holdings Corp.	787	19,123
	HL Mando Co. Ltd.	3,696	105,433
	Home Center Holdings Co. Ltd.	14,297	11,169
*	HS Hyosung Corp.	352	16,299
	HS Industries Co. Ltd.	7,829	22,690

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co. Ltd.	918	$21,832
	Huvitz Co. Ltd.	1,199	9,370
	Hwa Shin Co. Ltd.	3,952	31,115
	Hwangkum Steel & Technology Co. Ltd.	3,346	14,675
	Hwaseung Enterprise Co. Ltd.	3,601	21,102
	Hyosung Corp.	1,580	52,913
	Hyosung Heavy Industries Corp.	240	54,477
	Hyosung TNC Corp.	447	98,542
	Hyundai Bioland Co. Ltd.	2,562	9,631
*	Hyundai BNG Steel Co. Ltd.	2,003	22,778
	Hyundai Department Store Co. Ltd.	2,552	87,679
	Hyundai Elevator Co. Ltd.	4,169	130,098
	HYUNDAI EVERDIGM Corp.	3,603	24,376
	Hyundai Ezwel Co. Ltd.	2,072	8,444
	Hyundai Glovis Co. Ltd.	4,393	391,011
*	Hyundai Livart Furniture Co. Ltd.	3,444	25,027
	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	294,623
	Hyundai Motor Securities Co. Ltd.	4,374	28,469
	Hyundai Pharmaceutical Co. Ltd.	3,392	13,234
	Hyundai Steel Co.	16,169	327,169
	Hyundai Wia Corp.	3,015	115,906
	HyVision System, Inc.	2,537	38,482
	Iljin Electric Co. Ltd.	3,881	64,970
	Iljin Holdings Co. Ltd.	6,410	18,492
	Iljin Power Co. Ltd.	2,128	17,145
	Ilyang Pharmaceutical Co. Ltd.	2,412	24,478
	InBody Co. Ltd.	2,711	47,515
	Incross Co. Ltd.	1,224	6,770
*	Infinitt Healthcare Co. Ltd.	2,403	8,271
	InfoBank Corp.	1,683	9,226
	InnoWireless Co. Ltd.	1,620	23,676
	Innox Advanced Materials Co. Ltd.	1,882	41,402
*	Interflex Co. Ltd.	2,428	22,416
	Inzi Controls Co. Ltd.	1,401	6,948
	IS Dongseo Co. Ltd.	1,190	21,348
*	Jahwa Electronics Co. Ltd.	1,230	18,548
	JASTECH Ltd.	2,538	10,948
	JB Financial Group Co. Ltd.	21,369	225,590
	Jinsung T.E.C.	2,323	15,726
	JLS Co. Ltd.	1,761	8,482
*	JoyCity Corp.	6,422	9,813
	JS Corp.	865	9,665
	JW Life Science Corp.	891	7,715
	K Ensol Co. Ltd.	1,551	18,155
*	Kakao Games Corp.	5,667	77,250
*††	Kanglim Co. Ltd.	19,090	2,621
	Kangnam Jevisco Co. Ltd.	1,043	20,829
	KC Tech Co. Ltd.	793	25,282
	KCC Glass Corp.	2,300	70,185
	KCTC	3,235	13,538
	KEC Corp.	26,638	22,643
	KEPCO Plant Service & Engineering Co. Ltd.	2,919	83,770
	KG Chemical Corp.	10,995	36,498
	KG Dongbusteel	4,741	21,833
	KG Eco Solution Co. Ltd.	6,675	33,259
*††	KG Mobility Co.	9,250	40,510
	KH Vatec Co. Ltd.	3,839	33,212
	KISWIRE Ltd.	2,316	33,848
	KIWOOM Securities Co. Ltd.	2,898	281,679

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	1,946	$23,971
	Kolmar Korea Co. Ltd.	2,435	115,073
	Kolon Enp, Inc.	2,169	10,922
	Kolon Industries, Inc.	1,885	51,100
*	Korea Circuit Co. Ltd.	2,209	20,663
	Korea Electric Terminal Co. Ltd.	1,169	52,263
	Korea Export Packaging Industrial Co. Ltd.	6,450	11,426
	Korea Fuel-Tech Corp.	5,029	19,105
*	Korea Information & Communications Co. Ltd.	4,185	25,935
	Korea Information Certificate Authority, Inc.	4,422	13,476
	Korea Investment Holdings Co. Ltd.	6,779	364,211
*	Korea Line Corp.	35,444	55,712
	Korea Movenex Co. Ltd.	7,905	24,011
	Korea Parts & Fasteners Co. Ltd.	2,367	9,576
	Korea Petroleum Industries Co.	1,527	22,330
	Korea United Pharm, Inc.	1,778	29,885
	Korean Air Lines Co. Ltd.	20,839	323,869
	Korean Reinsurance Co.	20,270	122,258
	KSS LINE Ltd.	4,280	26,432
	KT Skylife Co. Ltd.	6,256	22,888
	KTCS Corp.	8,880	20,175
	Kukdong Oil & Chemicals Co. Ltd.	7,243	20,760
	Kumho Petrochemical Co. Ltd.	3,102	314,642
*	Kumho Tire Co., Inc.	21,150	79,051
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	28,851
	Kwang Myung Electric Co. Ltd.	6,436	9,616
	Kyung Dong Navien Co. Ltd.	1,528	63,832
	Kyungdong Pharm Co. Ltd.	3,591	18,185
*	LabGenomics Co. Ltd.	8,340	16,287
*	LB Semicon, Inc.	5,733	23,050
	Lee Ku Industrial Co. Ltd.	5,991	20,132
*	LG Display Co. Ltd. (034220 KS)	55,045	451,856
	LG HelloVision Co. Ltd.	5,198	10,729
	LG Innotek Co. Ltd.	1,923	361,168
	LG Uplus Corp.	45,276	331,152
	LOT Vacuum Co. Ltd.	1,454	13,528
	Lotte Chemical Corp.	885	65,584
	Lotte Corp.	546	9,851
	Lotte Energy Materials Corp.	2,212	62,410
	LOTTE Himart Co. Ltd.	1,050	6,928
*	Lotte Innovate Co. Ltd.	525	9,920
*	Lotte Non-Life Insurance Co. Ltd.	17,130	35,257
	Lotte Rental Co. Ltd.	1,258	27,604
	Lotte Shopping Co. Ltd.	2,150	97,132
	Lotte Wellfood Co. Ltd.	414	54,251
	LS Corp.	3,658	310,252
	LS Electric Co. Ltd.	452	60,846
*	LVMC Holdings	16,746	29,033
	LX Hausys Ltd.	953	32,529
	LX International Corp.	6,246	140,091
	LX Semicon Co. Ltd.	1,646	90,227
	Macrogen, Inc.	1,249	19,432
	Maeil Dairies Co. Ltd.	326	10,074
	Mcnex Co. Ltd.	1,877	28,675
	MegaStudyEdu Co. Ltd.	1,174	44,669
	META BIOMED Co. Ltd.	6,382	21,085
*	Mirae Asset Life Insurance Co. Ltd.	13,834	51,736
	Mirae Asset Securities Co. Ltd.	11,246	63,857
	Miwon Holdings Co. Ltd.	98	5,913

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mobase Electronics Co. Ltd.	5,612	$7,823
*	MONAYONGPYONG	3,397	8,740
	Motrex Co. Ltd.	4,326	35,921
	MS Autotech Co. Ltd.	5,868	16,825
	Multicampus Co. Ltd.	168	3,887
	Myoung Shin Industrial Co. Ltd.	4,495	43,094
	Namhae Chemical Corp.	2,788	14,317
*	Namuga Co. Ltd.	1,187	11,008
	Namyang Dairy Products Co. Ltd.	66	25,131
*	Nature & Environment Co. Ltd.	33,861	19,301
*	NEPES Corp.	3,184	29,382
*	Neptune Co.	2,520	10,398
	New Power Plasma Co. Ltd.	7,873	31,126
	Nexen Tire Corp.	7,429	41,964
	NH Investment & Securities Co. Ltd.	15,229	154,697
	NHN KCP Corp.	2,820	16,994
	NICE Total Cash Management Co. Ltd.	4,498	16,456
	Nong Shim Holdings Co. Ltd.	222	11,422
	NongShim Co. Ltd.	551	193,869
	NOROO Paint & Coatings Co. Ltd.	1,641	11,490
	NOVAREX Co. Ltd.	3,308	22,437
	OCI Co. Ltd.	953	57,985
	OCI Holdings Co. Ltd.	2,842	152,841
	Openbase, Inc.	3,762	6,662
	Orion Corp.	2,843	182,184
	Ottogi Corp.	179	56,875
	Paik Kwang Industrial Co. Ltd.	5,088	33,778
*	Pan Entertainment Co. Ltd.	3,525	5,826
	Pan Ocean Co. Ltd.	53,375	150,828
	Paradise Co. Ltd.	7,824	67,397
	Partron Co. Ltd.	7,264	40,104
	Philoptics Co. Ltd.	3,077	40,253
	Polaris AI Pharma Corp.	2,011	11,355
*	Pond Group Co. Ltd.	1,568	6,209
	Poongsan Corp.	3,189	136,033
	POSCO Steeleon Co. Ltd.	743	23,585
*	Power Logics Co. Ltd.	6,699	30,384
	Protec Co. Ltd.	1,088	22,014
	PSK, Inc.	2,678	61,641
*	Ray Co. Ltd.	2,559	20,615
	Reyon Pharmaceutical Co. Ltd.	1,659	16,920
*	RFTech Co. Ltd.	4,462	11,428
	Rorze Systems Corp.	3,368	33,303
	S-1 Corp.	2,716	111,993
	Sajodaerim Corp.	742	36,872
	Sajodongaone Co. Ltd.	25,293	19,223
	Sambo Motors Co. Ltd.	2,461	8,463
	SAMHWA Paints Industrial Co. Ltd.	1,739	10,043
	Samick THK Co. Ltd.	2,172	17,188
	Samji Electronics Co. Ltd.	2,577	16,318
*	Samkee Corp.	4,423	5,347
	Sammok S-Form Co. Ltd.	803	12,254
	SAMPYO Cement Co. Ltd.	8,391	21,951
*	Samsung E&A Co. Ltd.	20,722	432,837
	Samsung Securities Co. Ltd.	11,474	375,395
	SAMT Co. Ltd.	8,621	22,209
	Samwha Capacitor Co. Ltd.	879	28,068
	Samyang Corp.	407	14,672
	Samyang Packaging Corp.	765	10,564

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sangbo Corp.	17,279	$18,883
	Sangsin Energy Display Precision Co. Ltd.	887	8,223
	Saramin Co. Ltd.	973	12,728
*	SD Biosensor, Inc.	8,524	59,865
	SeAH Besteel Holdings Corp.	1,627	22,488
	SeAH Holdings Corp.	197	14,989
	SeAH Steel Corp.	395	36,480
	SeAH Steel Holdings Corp.	440	57,519
	Seegene, Inc.	5,728	90,016
	Sekonix Co. Ltd.	2,494	10,920
	Seobu T&D	6,740	32,787
	Seohan Co. Ltd.	14,973	9,204
*	Seojin System Co. Ltd.	2,957	58,496
	Seoyon Co. Ltd.	4,111	24,952
	Seoyon E-Hwa Co. Ltd.	2,282	27,255
	SFA Engineering Corp.	1,496	27,686
*	SFA Semicon Co. Ltd.	8,471	29,493
	SGC Energy Co. Ltd.	1,511	29,811
	Shin Heung Energy & Electronics Co. Ltd.	2,815	15,327
	Shindaeyang Paper Co. Ltd.	4,092	16,273
	Shinsegae Information & Communication Co. Ltd.	1,860	13,276
	Shinsegae International, Inc.	2,675	27,667
	Shinsegae, Inc.	874	96,915
*	Showbox Corp.	6,629	17,818
	SJG Sejong	2,272	8,493
	SK D&D Co. Ltd.	1,523	10,444
	SK Discovery Co. Ltd.	2,498	69,392
*	SK Eternix Co. Ltd.	2,281	29,206
	SK Gas Ltd.	499	64,965
*	SK oceanplant Co. Ltd.	4,477	41,544
	SK Securities Co. Ltd.	66,518	27,136
	SL Corp.	3,258	88,268
*	SMEC Co. Ltd.	7,905	18,723
	SNT Motiv Co. Ltd.	1,600	50,132
	Solid, Inc.	15,909	61,336
	Songwon Industrial Co. Ltd.	2,765	23,885
	SPC Samlip Co. Ltd.	367	14,585
	Straffic Co. Ltd.	4,344	11,679
*	STX Heavy Industries Co. Ltd.	4,428	74,418
	Sung Kwang Bend Co. Ltd.	4,963	51,804
*	Sungchang Enterprise Holdings Ltd.	4,239	5,167
	Sungshin Cement Co. Ltd.	3,983	26,402
	Sungwoo Hitech Co. Ltd.	11,668	64,393
	Sunjin Co. Ltd.	3,998	19,976
*	SY Co. Ltd.	3,263	11,746
*	Synergy Innovation Co. Ltd.	10,808	20,726
	Tae Kyung Industrial Co. Ltd.	2,320	9,060
*††	Taewoong Co. Ltd.	3,164	37,735
*	Taihan Electric Wire Co. Ltd.	7,444	74,926
	Tailim Packaging Co. Ltd.	6,496	11,350
	TechWing, Inc.	1,758	70,427
	TES Co. Ltd.	2,135	32,522
*	Thinkware Systems Corp.	1,121	9,845
	TK Corp.	2,713	32,231
	TKG Huchems Co. Ltd.	3,216	44,695
	Tongyang Life Insurance Co. Ltd.	9,522	55,184
	Toptec Co. Ltd.	3,081	15,732
	Tovis Co. Ltd.	3,257	46,470
	Tplex Co. Ltd.	3,294	6,844

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	13,340	$29,904
*	TSE Co. Ltd.	725	27,112
*	Tuksu Construction Co. Ltd.	2,389	12,977
	Ubiquoss, Inc.	786	8,421
*	Uni-Chem Co. Ltd.	17,518	19,859
	Unick Corp.	2,540	7,412
	Unid Co. Ltd.	824	51,702
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	25,809
	Uniquest Corp.	2,472	9,707
	Value Added Technology Co. Ltd.	1,125	21,093
*††	Vidente Co. Ltd.	7,159	3,240
	Vieworks Co. Ltd.	1,890	36,278
	Vitzro Tech Co. Ltd.	3,438	20,433
	Webcash Corp.	1,040	6,010
*	Wireless Power Amplifier Module, Inc.	7,117	17,496
	WiSoL Co. Ltd.	3,563	18,704
*	WONIK IPS Co. Ltd.	2,121	58,837
	Wonik Materials Co. Ltd.	1,400	32,484
	Woojin, Inc.	2,607	16,530
*	Woongjin Co. Ltd.	9,617	7,716
*	Wooree Bio Co. Ltd.	4,791	17,957
	Wooshin Systems Co. Ltd.	1,863	9,376
*	Woosu AMS Co. Ltd.	4,857	10,883
	Y G-1 Co. Ltd.	4,216	17,502
*	YC Corp.	6,385	87,599
	YG Entertainment, Inc.	1,943	54,473
	YMC Co. Ltd.	2,238	6,558
*	YMT Co. Ltd.	1,177	7,689
	Yuanta Securities Korea Co. Ltd.	14,472	31,667
	Zeus Co. Ltd.	3,837	41,267
	Zinus, Inc.	2,255	24,572
TOTAL SOUTH KOREA			22,848,597
SPAIN — (1.5%)
	Acciona SA	4,228	548,133
	Acerinox SA	56,135	589,838
	ACS Actividades de Construccion y Servicios SA	3,439	153,643
Ω	Aedas Homes SA	2,127	53,422
	Almirall SA	15,322	152,743
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	163,731
	Azkoyen SA	2,368	16,290
	Banco de Sabadell SA	1,583,992	3,342,610
	Bankinter SA	197,117	1,683,665
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	192,591
	Corp. ACCIONA Energias Renovables SA	2,701	57,045
	Ebro Foods SA	19,701	341,616
	Elecnor SA	10,143	220,017
	Enagas SA	56,605	848,620
*	Ence Energia y Celulosa SA	37,250	130,871
	Ercros SA	34,553	144,814
	Faes Farma SA	34,991	133,958
Ω	Gestamp Automocion SA	8,435	24,464
Ω	Global Dominion Access SA	12,230	39,946
*	Grifols SA	64,328	649,748
	Grupo Catalana Occidente SA	12,282	530,982
	Iberpapel Gestion SA	59	1,197
	Iberpapel Gestion SA (IBG SM)	2,972	60,455
	Mapfre SA	269,985	654,290
Ω	Neinor Homes SA	8,459	119,005

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Obrascon Huarte Lain SA	96,033	$33,338
Ω	Talgo SA	188	852
	Tubacex SA	30,478	94,874
Ω	Unicaja Banco SA	405,633	545,988
TOTAL SPAIN			11,528,746
SWEDEN — (2.3%)
Ω	AcadeMedia AB	28,678	147,415
	AddLife AB, Class B	27,374	401,353
	AFRY AB	21,068	381,876
Ω	Alimak Group AB	8,408	89,136
	Alleima AB	47,686	346,532
	Alligo AB, Class B	6,978	91,810
Ω	Ambea AB	22,319	166,388
	AQ Group AB	18,310	243,882
	Arise AB	8,680	42,522
	Arjo AB, Class B	57,434	222,594
Ω	Attendo AB	37,257	163,011
	Beijer Alma AB	1,069	21,904
	Bergman & Beving AB	9,129	270,318
	Betsson AB, Class B	31,487	374,786
*	Better Collective AS	8,326	190,671
*	BHG Group AB	51,774	76,406
	Bilia AB, Class A	19,527	243,045
	Billerud Aktiebolag	65,243	656,971
#*	Bonava AB, Class B	24,942	20,408
*Ω	Boozt AB	5,276	53,984
Ω	Bravida Holding AB	37,595	304,300
	Bulten AB	5,430	39,439
	Byggmax Group AB	16,014	55,849
	Catella AB	9,935	28,117
*	Cint Group AB	45,002	44,682
	Cloetta AB, Class B	101,902	218,623
	Concentric AB	4,687	72,042
Ω	Coor Service Management Holding AB	21,431	86,431
Ω	Dometic Group AB	98,333	674,665
	Doro AB	6,752	14,475
*Ω	Dustin Group AB	87,516	94,206
	Eastnine AB	16,604	68,587
#	Elanders AB, Class B	6,054	56,850
	Elekta AB, Class B	37,794	237,275
*	Embracer Group AB	202,408	517,902
	Fagerhult Group AB	13,838	84,666
	Fasadgruppen Group AB	6,527	39,794
	Fenix Outdoor International AG	171	9,930
	Getinge AB, Class B	33,338	651,020
	Granges AB	50,903	621,418
	Hanza AB	7,820	43,603
*	Humana AB	10,660	31,513
	Husqvarna AB (HUSQB SS), Class B	59,094	399,070
	International Petroleum Corp. (IPCO CN)	952	13,735
#*	International Petroleum Corp. (IPCO SS)	26,974	395,056
	Inwido AB	18,001	297,085
	ITAB Shop Concept AB	7,249	18,369
	JM AB	19,007	370,554
	Kabe Group AB, Class B	1,056	36,275
*	Karnov Group AB	28,688	205,117
#*	K-fast Holding AB	20,964	43,908
	Kindred Group PLC, SDR	2,562	30,271

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	7,030	$107,073
	Lindab International AB	26,759	662,038
	Loomis AB	20,270	645,908
	MEKO AB	14,760	154,886
*	Millicom International Cellular SA, SDR	49,049	1,221,058
*	Modern Times Group MTG AB, Class B	19,566	150,247
	NCC AB, Class B	22,628	349,370
	Nederman Holding AB	1,482	30,186
*	Net Insight AB, Class B	90,172	56,441
	New Wave Group AB, Class B	30,204	319,856
*	Nobia AB	132,708	65,141
	Nolato AB, Class B	47,434	254,724
	Nordic Paper Holding AB	9,285	50,597
	Nordic Waterproofing Holding AB	6,524	98,172
*	Norion Bank AB	15,589	59,074
*	Norva24 Group AB	7,389	21,241
*	Note AB	2,568	34,224
#*	Orron Energy AB	15,587	11,131
*	Ovzon AB	6,346	12,979
	Peab AB, Class B	54,976	410,029
	Prevas AB, Class B	2,525	34,203
*	Pricer AB, Class B	39,613	46,957
	Proact IT Group AB	6,249	93,474
	Probi AB	876	22,663
	Ratos AB, Class B	51,154	164,592
	Rejlers AB	4,772	70,852
Ω	Resurs Holding AB	30,400	64,976
	Rottneros AB	28,710	30,355
	Scandi Standard AB	14,375	110,226
*	Sdiptech AB, Class B	8,461	259,094
*	Sensys Gatso Group AB	2,295	15,259
#	Serneke Group AB	3,259	9,306
*Ω	Sinch AB	123,546	334,863
*	Sivers Semiconductors AB	68,831	32,694
	SkiStar AB	13,296	195,799
	Solid Forsakring AB	2,617	21,467
	Storskogen Group AB, Class B	339,933	276,021
	Synsam AB	13,272	62,402
	Systemair AB	4,846	36,569
*	TF Bank AB	1,362	32,644
	VBG Group AB, Class B	5,465	217,739
*	Vestum AB	17,354	15,959
	Vitrolife AB	377	8,108
TOTAL SWEDEN			16,880,436
SWITZERLAND — (4.6%)
	Adecco Group AG	44,732	1,522,602
	Allreal Holding AG	4,110	732,716
	ALSO Holding AG	1,597	484,196
*	Aluflexpack AG	1,770	30,303
*	ams-OSRAM AG	169,134	227,089
*	Arbonia AG	16,275	235,469
	Ascom Holding AG	3,248	23,438
	Autoneum Holding AG	1,237	194,307
	Baloise Holding AG	13,844	2,477,540
	Banque Cantonale de Geneve	625	205,057
	Banque Cantonale Vaudoise	6,965	739,317
	Barry Callebaut AG	751	1,208,368
	Bell Food Group AG	708	200,425

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Berner Kantonalbank AG	1,428	$383,756
	Bucher Industries AG	1,630	660,360
	Bystronic AG	330	118,708
#	Calida Holding AG	1,393	46,374
	Carlo Gavazzi Holding AG	128	38,599
	Cembra Money Bank AG	7,891	689,058
*	Cicor Technologies Ltd.	570	34,283
	Cie Financiere Tradition SA	449	73,378
	Clariant AG	52,636	780,779
	Coltene Holding AG	389	21,261
	COSMO Pharmaceuticals NV	635	53,963
	CPH Group AG	125	9,593
	DKSH Holding AG	8,596	672,444
#*	DocMorris AG	2,737	138,652
	EFG International AG	30,301	433,106
	Flughafen Zurich AG	4,933	1,141,662
	Forbo Holding AG	103	110,948
Ω	Galenica AG	11,811	1,027,299
#*	GAM Holding AG	20,363	5,484
	Helvetia Holding AG	9,919	1,479,707
	Huber & Suhner AG	4,114	360,241
	Hypothekarbank Lenzburg AG	21	97,986
	Implenia AG	3,965	143,691
	Investis Holding SA	877	108,886
#	IVF Hartmann Holding AG	80	12,610
	Julius Baer Group Ltd.	47,004	2,572,417
	Jungfraubahn Holding AG	1,508	345,207
	Komax Holding AG	902	137,089
	Landis & Gyr Group AG	6,005	543,939
	Liechtensteinische Landesbank AG	3,370	286,465
	Luzerner Kantonalbank AG	4,971	378,177
Ω	Medmix AG	4,978	68,565
	Meier Tobler Group AG	1,437	46,145
	Metall Zug AG, Class B	53	76,998
	Mikron Holding AG	2,269	49,600
	Mobimo Holding AG	2,212	662,511
*Ω	Montana Aerospace AG	5,327	113,344
	Naturenergie Holding AG	4,333	187,660
	OC Oerlikon Corp. AG	43,655	245,566
*	Orascom Development Holding AG	3,061	14,193
	Orell Fuessli AG	25	2,206
	Phoenix Mecano AG	199	107,410
*Ω	PolyPeptide Group AG	3,355	112,093
	Rieter Holding AG	468	55,409
	Sandoz Group AG (SDZ SW)	63,033	2,733,946
	SFS Group AG	1,096	160,057
	SIG Group AG	45,460	954,664
	Softwareone Holding AG	7,141	142,573
	St. Galler Kantonalbank AG	851	419,814
	Stadler Rail AG	7,394	226,295
	Sulzer AG	2,788	414,486
	Swatch Group AG (UHR SW)	7,058	1,453,630
	Swatch Group AG (UHRN SW)	13,116	531,822
	Swiss Prime Site AG	16,975	1,701,240
	Trifork Group AG	781	12,030
	TX Group AG	831	153,072
	u-blox Holding AG	1,826	167,052
	Valiant Holding AG	4,972	563,763
	Vaudoise Assurances Holding SA	279	142,856

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vetropack Holding AG	2,601	$98,817
	Vontobel Holding AG	7,402	484,997
	VP Bank AG, Class A	573	47,287
*	V-ZUG Holding AG	193	12,497
	Walliser Kantonalbank	1,138	148,916
	Zehnder Group AG	2,702	170,183
	Zug Estates Holding AG, Class B	79	153,014
	Zuger Kantonalbank	35	330,537
TOTAL SWITZERLAND			34,152,197
TAIWAN — (5.1%)
	ABC Taiwan Electronics Corp.	20,600	13,593
	Ability Enterprise Co. Ltd.	35,000	53,063
#	AcBel Polytech, Inc.	110,687	121,682
#	Acer, Inc.	554,000	747,770
	ACES Electronic Co. Ltd.	19,323	29,297
*	Acon Holding, Inc.	57,415	19,917
	Action Electronics Co. Ltd.	34,000	25,208
	Actron Technology Corp.	4,000	21,535
	ADATA Technology Co. Ltd.	34,732	99,671
	Advanced International Multitech Co. Ltd.	24,000	59,936
*	Advanced Optoelectronic Technology, Inc.	39,000	30,110
	Advanced Power Electronics Corp.	4,000	9,696
	Advancetek Enterprise Co. Ltd.	46,000	94,590
*	ALI Corp.	27,000	17,167
	Alltek Technology Corp.	32,000	35,628
	Alpha Networks, Inc.	37,000	37,970
	Altek Corp.	27,000	30,967
	Amazing Microelectronic Corp.	7,000	19,758
	Ampire Co. Ltd.	9,000	10,977
	Anji Technology Co. Ltd.	8,000	9,232
	Apacer Technology, Inc.	19,000	31,421
	APAQ Technology Co. Ltd.	6,000	28,255
	Apex Biotechnology Corp.	14,000	13,535
	Apex Science & Engineering	23,460	10,106
	ARBOR Technology Corp.	9,000	11,970
	Arcadyan Technology Corp.	5,000	22,510
	Ardentec Corp.	68,430	133,940
	Asia Electronic Material Co. Ltd.	19,000	12,040
	Asia Optical Co., Inc.	42,000	115,870
	Asia Tech Image, Inc.	13,000	29,560
	ATE Energy International Co. Ltd.	11,000	10,081
	Aten International Co. Ltd.	14,000	33,737
	AUO Corp. (2409 TT)	805,200	439,640
*	Azurewave Technologies, Inc.	18,000	24,020
*	Bank of Kaohsiung Co. Ltd.	201,144	77,777
	BenQ Materials Corp.	23,000	22,354
	BES Engineering Corp.	293,000	140,351
#	Billion Electric Co. Ltd.	14,000	16,453
	Bin Chuan Enterprise Co. Ltd.	17,000	14,824
	Bizlink Holding, Inc.	20,019	233,698
	Bon Fame Co. Ltd.	5,000	14,157
	Brightek Optoelectronic Co. Ltd.	14,000	20,135
	Brighton-Best International Taiwan, Inc.	54,000	58,050
	Cameo Communications, Inc.	38,531	12,445
	Capital Futures Corp.	19,043	31,739
	Capital Securities Corp.	211,000	151,341
	Career Technology MFG. Co. Ltd.	86,235	60,281
	Caswell, Inc.	4,000	15,858

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	93,600	$88,861
	CCP Contact Probes Co. Ltd.	15,000	20,764
*	Celxpert Energy Corp.	22,569	18,204
	Central Reinsurance Co. Ltd.	90,556	73,410
	Chain Chon Industrial Co. Ltd.	35,097	17,452
*	ChainQui Construction Development Co. Ltd.	31,000	24,766
*	Champion Building Materials Co. Ltd.	69,300	27,847
	Chang Hwa Commercial Bank Ltd.	618,075	353,497
	Chant Sincere Co. Ltd.	6,000	12,686
#	CHC Healthcare Group	20,000	28,616
	Chen Full International Co. Ltd.	14,000	17,728
	Cheng Loong Corp.	159,000	127,486
*	Cheng Mei Materials Technology Corp.	93,476	44,738
	Cheng Shin Rubber Industry Co. Ltd.	278,000	409,620
	Cheng Uei Precision Industry Co. Ltd.	77,000	166,570
	Chien Shing Harbour Service Co. Ltd.	8,000	12,486
#	China Airlines Ltd.	495,000	348,209
	China Bills Finance Corp.	142,000	64,649
	China Chemical & Pharmaceutical Co. Ltd.	61,000	40,598
	China General Plastics Corp.	64,516	34,936
*	China Man-Made Fiber Corp.	197,000	51,192
	China Metal Products	53,000	70,420
	China Steel Structure Co. Ltd.	7,000	11,594
#	China Wire & Cable Co. Ltd.	26,000	32,723
	Chinese Maritime Transport Ltd.	16,710	22,469
	Ching Feng Home Fashions Co. Ltd.	28,700	25,068
	Chin-Poon Industrial Co. Ltd.	76,000	104,485
#	Chipbond Technology Corp.	114,000	221,751
	ChipMOS Technologies, Inc. (8150 TT)	111,344	134,461
	Chlitina Holding Ltd.	11,000	49,598
	Chong Hong Construction Co. Ltd.	40,000	166,852
	Chun Yuan Steel Industry Co. Ltd.	95,000	53,809
*	Chung Hwa Pulp Corp.	70,015	43,807
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	14,158
	Chunghwa Precision Test Tech Co. Ltd.	4,000	52,797
	Collins Co. Ltd.	19,000	11,869
	Compal Electronics, Inc.	871,000	843,926
	Compeq Manufacturing Co. Ltd.	170,000	407,986
	Concord International Securities Co. Ltd.	39,248	23,517
*	Concord Securities Co. Ltd.	106,142	51,375
	Continental Holdings Corp.	90,000	97,655
	Contrel Technology Co. Ltd.	15,000	28,267
	Coremax Corp.	15,280	30,132
#	Coretronic Corp.	63,000	144,558
	CTCI Corp.	104,000	170,246
	CviLux Corp.	17,000	35,652
*	CX Technology Co. Ltd.	11,000	8,277
	Cyberlink Corp.	5,000	15,287
*	CyberTAN Technology, Inc.	70,000	64,478
	DA CIN Construction Co. Ltd.	44,000	79,402
	Dafeng TV Ltd.	12,000	19,503
	Da-Li Development Co. Ltd.	62,740	128,779
	Darfon Electronics Corp.	37,000	62,728
#	Darwin Precisions Corp.	76,000	33,068
	De Licacy Industrial Co. Ltd.	45,260	18,221
	Delpha Construction Co. Ltd.	40,000	70,336
	Depo Auto Parts Ind Co. Ltd.	20,000	163,408
	Dimerco Express Corp.	17,850	48,102
	D-Link Corp.	67,400	37,827

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Donpon Precision, Inc.	14,000	$12,928
	Draytek Corp.	12,000	17,101
*	Dyaco International, Inc.	19,950	18,764
	Dynamic Holding Co. Ltd.	13,000	23,433
	Dynapack International Technology Corp.	22,000	74,173
	Eastech Holding Ltd.	6,000	23,783
*	Eastern Media International Corp.	30,000	19,980
	Edimax Technology Co. Ltd.	60,000	75,772
	Edison Opto Corp.	28,000	22,487
	Edom Technology Co. Ltd.	38,000	50,140
*	Elite Advanced Laser Corp.	16,000	62,676
#	Elitegroup Computer Systems Co. Ltd.	67,000	58,885
	Emerging Display Technologies Corp.	13,000	11,222
	Ennoconn Corp.	11,000	102,724
	Ennostar, Inc.	127,400	160,300
	EnTie Commercial Bank Co. Ltd.	110,000	50,515
*	Epileds Technologies, Inc.	24,000	19,610
	Eson Precision Ind Co. Ltd.	26,000	49,167
	Eternal Materials Co. Ltd.	133,950	125,769
	Eva Airways Corp.	352,648	371,663
*	Everest Textile Co. Ltd.	77,000	18,699
	Evergreen International Storage & Transport Corp.	93,000	87,829
	Everlight Chemical Industrial Corp.	81,450	54,285
	Everlight Electronics Co. Ltd.	86,000	205,400
	Excel Cell Electronic Co. Ltd.	28,000	22,139
	Excelliance Mos Corp.	4,000	12,749
	Excelsior Medical Co. Ltd.	26,098	70,642
	Far Eastern Department Stores Ltd.	193,000	179,993
	Far Eastern International Bank	459,435	216,104
	Far Eastern New Century Corp.	553,000	575,274
	Farglory F T Z Investment Holding Co. Ltd.	9,442	15,413
	Farglory Land Development Co. Ltd.	52,000	136,875
*	Federal Corp.	24,000	16,290
	Feedback Technology Corp.	9,072	40,602
	Feng Hsin Steel Co. Ltd.	57,000	137,953
	Firich Enterprises Co. Ltd.	36,000	36,853
#*	First Copper Technology Co. Ltd.	27,000	37,527
	First Insurance Co. Ltd.	37,000	25,786
*	First Steamship Co. Ltd.	134,806	32,015
*	Fittech Co. Ltd.	14,000	52,403
	FLEXium Interconnect, Inc.	59,000	159,649
	Flytech Technology Co. Ltd.	11,000	28,346
	FocalTech Systems Co. Ltd.	8,000	20,350
	Formosa Advanced Technologies Co. Ltd.	27,000	30,461
	Formosa Laboratories, Inc.	21,322	68,076
	Formosa Optical Technology Co. Ltd.	7,000	20,428
	Formosan Union Chemical	58,179	42,958
	Founding Construction & Development Co. Ltd.	24,000	17,677
	Foxsemicon Integrated Technology, Inc.	9,000	84,775
	Franbo Lines Corp.	22,000	13,073
	Froch Enterprise Co. Ltd.	18,000	9,285
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	23,785
	Fu Hua Innovation Co. Ltd.	61,903	73,551
	Fulgent Sun International Holding Co. Ltd.	24,000	86,855
#	Fulltech Fiber Glass Corp.	76,398	55,467
	Fwusow Industry Co. Ltd.	39,253	21,572
	G Shank Enterprise Co. Ltd.	23,296	70,778
	Gallant Precision Machining Co. Ltd.	23,000	74,198
	Gamania Digital Entertainment Co. Ltd.	19,000	44,194

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GEM Services, Inc.	5,000	$10,212
	Gemtek Technology Corp.	73,000	95,348
	General Plastic Industrial Co. Ltd.	13,000	14,250
	Genius Electronic Optical Co. Ltd.	2,000	32,286
	Genmont Biotech, Inc.	14,000	10,164
	Genovate Biotechnology Co. Ltd.	12,000	8,415
	GeoVision, Inc.	10,000	19,551
	Giant Manufacturing Co. Ltd.	16,000	115,968
	Giantplus Technology Co. Ltd.	73,000	42,974
*	Gigasolar Materials Corp.	8,632	32,729
*	Gigastorage Corp.	46,000	32,898
	Global Brands Manufacture Ltd.	71,240	134,961
	Global PMX Co. Ltd.	3,000	8,382
	Globaltek Fabrication Co. Ltd.	6,000	16,457
	Globe Union Industrial Corp.	48,910	28,029
	Gloria Material Technology Corp.	78,000	111,901
	GMI Technology, Inc.	26,247	66,864
	Goldsun Building Materials Co. Ltd.	156,520	251,986
	Good Will Instrument Co. Ltd.	16,000	19,960
	Gordon Auto Body Parts	46,000	43,536
	Gourmet Master Co. Ltd.	9,000	22,757
	Grand Fortune Securities Co. Ltd.	45,139	19,101
	Grape King Bio Ltd.	12,000	52,124
	Great China Metal Industry	26,000	18,467
	Great Wall Enterprise Co. Ltd.	83,000	145,477
	Greatek Electronics, Inc.	48,000	90,536
	GTM Holdings Corp.	21,000	23,052
*	Hai Kwang Enterprise Corp.	16,800	10,003
*	HannsTouch Holdings Co.	125,713	34,727
	Harvatek Corp.	29,000	20,196
	Heran Co. Ltd.	5,000	16,057
	Hey Song Corp.	61,000	79,373
*	Highlight Tech Corp.	8,000	11,922
	Highwealth Construction Corp.	54,000	105,735
	Hiroca Holdings Ltd.	12,000	11,469
	Hiwin Mikrosystem Corp.	6,000	13,466
	Hiyes International Co. Ltd.	7,136	64,890
	Hocheng Corp.	45,920	25,082
	Holy Stone Enterprise Co. Ltd.	23,100	62,764
	Hong Pu Real Estate Development Co. Ltd.	47,000	51,832
	Hong TAI Electric Industrial	39,000	42,162
#	Hota Industrial Manufacturing Co. Ltd.	39,000	80,205
	Hotron Precision Electronic Industrial Co. Ltd.	11,129	10,345
	Hsin Kuang Steel Co. Ltd.	54,000	98,533
	Hu Lane Associate, Inc.	3,000	14,712
	HUA ENG Wire & Cable Co. Ltd.	75,000	81,091
	Huaku Development Co. Ltd.	46,200	235,163
	Huang Hsiang Construction Corp.	31,000	61,434
	Huikwang Corp.	9,000	8,659
	Hung Ching Development & Construction Co. Ltd.	33,000	50,069
	Hung Sheng Construction Ltd.	88,352	81,053
	Huxen Corp.	7,000	10,898
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	41,553
	Hwacom Systems, Inc.	18,000	13,080
	IBF Financial Holdings Co. Ltd.	528,372	245,252
#	Ichia Technologies, Inc.	56,000	69,157
*	Ideal Bike Corp.	36,000	10,753
	Info-Tek Corp.	11,000	13,160
	Innolux Corp.	1,576,890	741,642

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Inpaq Technology Co. Ltd.	17,000	$43,558
	Integrated Service Technology, Inc.	8,000	32,853
	Iron Force Industrial Co. Ltd.	4,000	11,711
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	26,428
	ITEQ Corp.	34,000	95,517
	Jean Co. Ltd.	47,868	53,285
	Jetway Information Co. Ltd.	9,000	14,494
	Jia Wei Lifestyle, Inc.	7,000	16,312
	Jih Lin Technology Co. Ltd.	9,000	17,469
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	19,489
	Johnson Health Tech Co. Ltd.	8,000	27,860
	K Laser Technology, Inc.	43,000	29,745
	Kedge Construction Co. Ltd.	10,450	29,539
	KEE TAI Properties Co. Ltd.	81,000	54,975
	Kenda Rubber Industrial Co. Ltd.	103,111	100,426
	Kerry TJ Logistics Co. Ltd.	32,000	39,911
	Kindom Development Co. Ltd.	64,300	118,779
	King Chou Marine Technology Co. Ltd.	10,200	11,916
	King's Town Bank Co. Ltd.	148,000	265,513
*	King's Town Construction Co. Ltd.	27,000	84,802
	Kinko Optical Co. Ltd.	36,769	31,041
	Kinpo Electronics	221,000	159,543
	Kinsus Interconnect Technology Corp.	48,000	156,981
	KMC Kuei Meng International, Inc.	6,000	26,975
	KS Terminals, Inc.	14,000	32,562
*	Kung Sing Engineering Corp.	74,426	29,548
	Kuo Toong International Co. Ltd.	19,551	45,005
	Kwong Lung Enterprise Co. Ltd.	21,000	36,682
	Lanner Electronics, Inc.	4,000	11,449
	Laster Tech Corp. Ltd.	9,745	11,607
*	Leader Electronics, Inc.	35,249	18,857
	Leadtrend Technology Corp.	7,355	17,007
*	Lealea Enterprise Co. Ltd.	159,120	49,037
	LEE CHI Enterprises Co. Ltd.	37,000	19,997
	Lelon Electronics Corp.	18,508	47,881
	Lemtech Holdings Co. Ltd.	5,000	15,613
	Leo Systems, Inc.	10,000	11,829
*	Leofoo Development Co. Ltd.	17,000	9,794
*	Li Cheng Enterprise Co. Ltd.	14,000	6,629
*	Li Peng Enterprise Co. Ltd.	113,000	36,053
	Lingsen Precision Industries Ltd.	69,000	44,089
	Liton Technology Corp.	9,000	12,038
	Long Da Construction & Development Corp.	42,000	71,189
*	Longchen Paper & Packaging Co. Ltd.	146,485	62,394
#	Longwell Co.	33,000	82,138
	Lucky Cement Corp.	46,000	22,969
	Lumax International Corp. Ltd.	13,500	48,784
*	Lung Yen Life Service Corp.	30,000	46,608
	Macauto Industrial Co. Ltd.	8,000	17,042
	Machvision, Inc.	6,000	59,211
	Macroblock, Inc.	3,000	8,082
	Macronix International Co. Ltd.	234,000	210,776
	Mayer Steel Pipe Corp.	32,400	28,718
*	Mercuries & Associates Holding Ltd.	76,680	46,420
#*	Mercuries Life Insurance Co. Ltd.	605,661	142,510
	Merry Electronics Co. Ltd.	22,704	85,819
	Mildef Crete, Inc.	10,000	28,504
	MIN AIK Technology Co. Ltd.	44,000	38,956
	Mirle Automation Corp.	31,000	74,283

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MJ International Co. Ltd.	6,000	$10,790
	MOSA Industrial Corp.	17,379	14,110
	Mosel Vitelic, Inc.	13,000	12,915
	MSSCORPS Co. Ltd.	4,000	16,644
	Nak Sealing Technologies Corp.	10,000	38,871
	Namchow Holdings Co. Ltd.	32,000	58,140
	Nan Liu Enterprise Co. Ltd.	4,000	8,568
	New Best Wire Industrial Co. Ltd.	19,000	19,847
	Nexcom International Co. Ltd.	26,000	39,968
	Nichidenbo Corp.	25,000	49,216
	Niko Semiconductor Co. Ltd.	16,240	25,556
	O-Bank Co. Ltd.	224,375	69,872
*	Ocean Plastics Co. Ltd.	35,000	39,832
	OK Biotech Co. Ltd.	20,036	15,923
	Optimax Technology Corp.	35,000	33,094
	Oriental Union Chemical Corp.	52,000	28,389
	O-TA Precision Industry Co. Ltd.	8,000	21,889
	Pacific Hospital Supply Co. Ltd.	6,000	15,515
*	Paiho Shih Holdings Corp.	16,000	9,278
	Pan German Universal Motors Ltd.	4,000	36,118
	Pan Jit International, Inc.	43,000	72,000
	Pan-International Industrial Corp.	67,000	72,233
	Parpro Corp.	17,000	16,217
*	PChome Online, Inc.	25,000	24,680
#	PCL Technologies, Inc.	9,000	20,468
*	Phihong Technology Co. Ltd.	44,000	57,151
	Phoenix Silicon International Corp.	11,000	40,478
	Pixart Imaging, Inc.	22,000	109,971
	Polytronics Technology Corp.	12,000	20,539
	Posiflex Technology, Inc.	8,000	45,799
	Pou Chen Corp.	407,000	449,257
*	Powerchip Semiconductor Manufacturing Corp.	221,000	156,579
	Powertech Technology, Inc.	123,000	618,495
	Powertip Technology Corp.	40,000	17,749
	President Securities Corp.	166,453	139,997
	Primax Electronics Ltd.	69,000	193,295
	Prince Housing & Development Corp.	185,000	70,239
	Promate Electronic Co. Ltd.	11,000	29,994
	Prosperity Dielectrics Co. Ltd.	20,000	31,005
	QST International Corp.	10,886	24,995
	Qualipoly Chemical Corp.	18,900	27,317
	Quang Viet Enterprise Co. Ltd.	7,000	23,586
	Quintain Steel Co. Ltd.	62,532	27,202
*	Radium Life Tech Co. Ltd.	158,267	56,278
	Rechi Precision Co. Ltd.	59,000	54,661
	Rexon Industrial Corp. Ltd.	8,000	10,391
*	Rich Development Co. Ltd.	133,000	55,850
*	Ritek Corp.	110,724	61,386
	Ruentex Development Co. Ltd.	247,000	387,757
	Sampo Corp.	58,800	50,692
	San Fang Chemical Industry Co. Ltd.	15,000	14,441
	San Far Property Ltd.	44,171	59,236
	Sanitar Co. Ltd.	15,000	18,645
	Savior Lifetec Corp.	58,000	39,527
	Scan-D Corp.	6,000	7,493
	ScinoPharm Taiwan Ltd.	44,000	34,764
	Senao International Co. Ltd.	22,000	24,889
	Senao Networks, Inc.	5,000	24,431
	Sesoda Corp.	49,000	53,136

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shan-Loong Transportation Co. Ltd.	28,000	$18,953
	Sharehope Medicine Co. Ltd.	11,575	11,120
	ShenMao Technology, Inc.	22,000	48,555
	Shih Her Technologies, Inc.	10,000	27,971
*	Shih Wei Navigation Co. Ltd.	40,790	23,808
	Shihlin Electric & Engineering Corp.	9,000	66,291
*	Shin Kong Financial Holding Co. Ltd.	2,753,591	914,586
	Shin Zu Shing Co. Ltd.	29,000	189,016
	Shinfox Energy Co. Ltd.	11,000	53,438
#*	Shining Building Business Co. Ltd.	102,444	36,217
	Shinkong Insurance Co. Ltd.	36,000	104,096
	Shinkong Synthetic Fibers Corp.	160,000	83,849
	Shuttle, Inc.	85,000	59,229
	Sigurd Microelectronics Corp.	76,046	179,829
	Simplo Technology Co. Ltd.	29,000	318,715
	Sincere Navigation Corp.	62,830	50,975
	Sinon Corp.	64,000	89,426
	Sinphar Pharmaceutical Co. Ltd.	24,000	27,990
	Sinyi Realty, Inc.	46,000	48,005
	Siward Crystal Technology Co. Ltd.	33,000	30,981
#	Solar Applied Materials Technology Corp.	75,000	145,408
	Solteam, Inc.	19,197	29,732
	Sonix Technology Co. Ltd.	16,000	23,598
	Southeast Cement Co. Ltd.	19,000	13,604
	Sports Gear Co. Ltd.	31,000	95,569
	St. Shine Optical Co. Ltd.	10,000	53,816
	Standard Foods Corp.	81,000	98,048
	S-Tech Corp.	12,000	12,736
	STL Technology Co. Ltd.	12,000	10,180
	Sun Max Tech Ltd.	7,000	10,891
	Sun Race Sturmey-Archer, Inc.	15,000	14,362
	Sun Yad Construction Co. Ltd.	59,708	37,958
	Sunko INK Co. Ltd.	43,000	20,447
*	Sunplus Technology Co. Ltd.	68,000	68,208
	Sunrex Technology Corp.	31,685	52,757
	Sunspring Metal Corp.	22,807	22,742
	Supreme Electronics Co. Ltd.	78,340	187,164
	Swancor Holding Co. Ltd.	10,000	34,775
	Sweeten Real Estate Development Co. Ltd.	45,334	61,743
	Symtek Automation Asia Co. Ltd.	7,000	24,585
	Syncmold Enterprise Corp.	13,000	39,693
	Synmosa Biopharma Corp.	19,000	23,678
	Systex Corp.	32,000	119,697
	TA Chen Stainless Pipe	307,916	367,708
#	Ta Ya Electric Wire & Cable	62,952	104,379
*	Tai Tung Communication Co. Ltd.	18,689	15,911
	Taichung Commercial Bank Co. Ltd.	710,982	386,482
	TaiDoc Technology Corp.	8,000	39,569
#	Taiflex Scientific Co. Ltd.	38,136	63,937
	Taimide Tech, Inc.	15,000	19,006
#	Tainan Spinning Co. Ltd.	234,000	126,061
*	Tainergy Tech Co. Ltd.	29,000	19,083
	Tai-Saw Technology Co. Ltd.	14,000	11,894
	TaiSol Electronics Co. Ltd.	10,000	26,099
*	Taisun Enterprise Co. Ltd.	45,000	28,819
	Taita Chemical Co. Ltd.	52,132	28,974
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	39,807
	Taitien Electronics Co. Ltd.	12,000	10,628
	Taiwan Business Bank	1,229,041	704,213

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	$13,728
	Taiwan Cogeneration Corp.	81,000	114,498
	Taiwan Fertilizer Co. Ltd.	119,000	234,179
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	41,253
#	Taiwan FU Hsing Industrial Co. Ltd.	39,000	66,738
#*	Taiwan Glass Industry Corp.	213,000	113,763
	Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	128,803
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	28,000	35,355
††	Taiwan Land Development Corp.	129,466	1,979
	Taiwan Line Tek Electronic	10,300	10,071
	Taiwan Navigation Co. Ltd.	52,000	53,694
	Taiwan Paiho Ltd.	65,000	133,162
	Taiwan PCB Techvest Co. Ltd.	48,000	54,446
	Taiwan Sanyo Electric Co. Ltd.	27,000	34,554
	Taiwan Styrene Monomer	60,000	25,435
	Taiwan Surface Mounting Technology Corp.	44,000	166,065
*	Taiwan TEA Corp.	77,000	52,166
	Taiwan-Asia Semiconductor Corp.	35,000	40,562
	Taiyen Biotech Co. Ltd.	28,000	29,051
	TCI Co. Ltd.	11,000	48,031
	Teco Electric & Machinery Co. Ltd.	139,000	206,703
	Test Research, Inc.	16,000	71,900
	Test Rite International Co. Ltd.	44,000	27,349
	Thermaltake Technology Co. Ltd.	13,000	16,110
	Thye Ming Industrial Co. Ltd.	20,000	46,534
*	Ting Sin Co. Ltd.	385	40
	Ton Yi Industrial Corp.	170,000	77,106
	Tong Hsing Electronic Industries Ltd.	37,460	158,443
	Tong Yang Industry Co. Ltd.	31,000	88,193
	Tong-Tai Machine & Tool Co. Ltd.	27,000	23,307
	Top Union Electronics Corp.	19,185	18,128
	Topco Technologies Corp.	8,999	19,455
	Topkey Corp.	12,000	68,419
	Topoint Technology Co. Ltd.	23,000	24,874
	Toung Loong Textile Manufacturing	27,540	19,807
#	Transcend Information, Inc.	38,000	115,351
	Tripod Technology Corp.	45,000	276,167
	Tsann Kuen Enterprise Co. Ltd.	14,032	14,916
	TSC Auto ID Technology Co. Ltd.	4,399	25,851
	TSRC Corp.	98,000	68,048
	Tung Ho Steel Enterprise Corp.	84,190	188,886
	Tung Ho Textile Co. Ltd.	29,000	20,330
	Tung Thih Electronic Co. Ltd.	9,000	25,896
	TURVO International Co. Ltd.	5,000	19,232
	TYC Brother Industrial Co. Ltd.	42,000	84,581
	Tycoons Group Enterprise	58,332	18,417
*	Tyntek Corp.	44,000	25,190
	UDE Corp.	10,000	22,471
	U-Ming Marine Transport Corp.	84,000	132,643
	Unic Technology Corp.	29,000	30,430
	Union Bank of Taiwan	356,270	162,439
	Unitech Computer Co. Ltd.	20,000	22,205
#	Unitech Printed Circuit Board Corp.	120,297	131,365
	United Orthopedic Corp.	10,000	28,090
	United Radiant Technology	21,000	11,393
*	United Renewable Energy Co. Ltd.	87,000	33,741
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	15,590
	Universal Cement Corp.	80,136	81,474

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	147,664	$56,538
*	UPI Semiconductor Corp.	6,000	47,675
	USI Corp.	161,091	77,772
*	Usun Technology Co. Ltd.	8,000	11,509
	U-Tech Media Corp.	33,000	26,131
	Utechzone Co. Ltd.	5,000	17,470
	Value Valves Co. Ltd.	4,000	12,436
	Ve Wong Corp.	16,000	26,022
	Ventec International Group Co. Ltd.	10,000	21,991
	Viking Tech Corp.	14,000	23,149
	Wafer Works Corp.	76,000	85,294
	Wah Hong Industrial Corp.	15,000	15,338
	Wah Lee Industrial Corp.	34,680	145,437
#	Walsin Lihwa Corp.	514,000	542,359
	Walsin Technology Corp.	57,000	200,244
	Walton Advanced Engineering, Inc.	67,000	37,621
	WEI Chih Steel Industrial Co. Ltd.	31,000	23,870
	Wei Chuan Foods Corp.	51,000	28,275
	Weikeng Industrial Co. Ltd.	71,661	72,759
	Well Shin Technology Co. Ltd.	18,000	38,074
	WELLELL, Inc.	14,000	11,780
	Wha Yu Industrial Co. Ltd.	18,000	10,153
*	Win Semiconductors Corp.	14,000	58,088
	Winbond Electronics Corp.	599,533	427,422
	Winstek Semiconductor Co. Ltd.	9,000	29,443
	Wisdom Marine Lines Co. Ltd.	86,000	186,503
	Wistron NeWeb Corp.	37,000	159,775
	Wonderful Hi-Tech Co. Ltd.	11,000	12,264
	WPG Holdings Ltd.	280,000	737,841
*	XAC Automation Corp.	19,000	17,585
	Ya Horng Electronic Co. Ltd.	9,000	17,695
	YC INOX Co. Ltd.	73,396	53,784
	YCC Parts Manufacturing Co. Ltd.	9,000	17,003
	Yea Shin International Development Co. Ltd.	37,502	58,419
	Yem Chio Co. Ltd.	92,350	62,146
*	Yeong Guan Energy Technology Group Co. Ltd.	10,000	13,129
	YFC-Boneagle Electric Co. Ltd.	15,639	10,808
	YFY, Inc.	234,000	212,882
	Yieh Phui Enterprise Co. Ltd.	144,300	66,861
	Yonyu Plastics Co. Ltd.	9,000	8,179
	Youngtek Electronics Corp.	24,000	53,710
	Yuanta Futures Co. Ltd.	11,280	30,295
#	Yulon Motor Co. Ltd.	99,264	185,437
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,573
	YungShin Global Holding Corp.	29,000	46,458
	Zeng Hsing Industrial Co. Ltd.	9,669	29,930
	Zenitron Corp.	27,000	28,694
#	Zhen Ding Technology Holding Ltd.	119,000	501,875
*	Zig Sheng Industrial Co. Ltd.	111,000	43,898
*	Zinwell Corp.	64,000	38,147
	Zippy Technology Corp.	9,000	17,749
#	Zyxel Group Corp.	57,488	64,160
TOTAL TAIWAN			37,968,872
THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	39,160	17,578
	Advanced Information Technology PCL, Class F	168,000	19,230
*	AJ Plast PCL	55,482	8,405
	Allianz Ayudhya Capital PCL	11,000	10,261

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Amata Corp. PCL	86,800	$57,469
	AP Thailand PCL	427,100	98,253
	Asia Plus Group Holdings PCL	364,300	23,302
	Asian Insulators PCL	77,450	7,518
	Bangchak Corp. PCL	194,900	172,236
	Bangchak Sriracha PCL	40,300	8,366
	Bangkok Land PCL	277,200	4,199
	Bangkok Life Assurance PCL, NVDR	47,400	23,271
*	Bangkok Ranch PCL	119,400	7,972
	Banpu PCL	1,095,032	155,138
	BEC World PCL	128,200	13,595
	Berli Jucker PCL	150,600	87,457
	BG Container Glass PCL	69,400	12,363
	BKI Holdings PCL	16,100	127,824
	Cal-Comp Electronics Thailand PCL, Class F	746,044	77,859
*	CIMB Thai Bank PCL	72,600	917
*	Country Group Development PCL	992,900	9,192
	Eastern Polymer Group PCL, Class F	65,513	8,454
	Frasers Property Thailand PCL	48,300	19,648
	GFPT PCL	144,700	52,773
	Global Green Chemicals PCL, Class F	86,200	11,753
*	Green Tech Ventures PCL, Class F	14,200	48
#	Gunkul Engineering PCL	440,800	25,722
	Haad Thip PCL	40,400	17,794
	Hana Microelectronics PCL	25,100	32,744
	Index Livingmall PCL	19,700	9,893
	Indorama Ventures PCL	243,700	131,951
	Interlink Communication PCL	48,000	7,878
*	Italian-Thai Development PCL	164,000	2,807
	KGI Securities Thailand PCL	250,300	29,493
	Khon Kaen Sugar Industry PCL	362,960	17,310
#	Kiatnakin Phatra Bank PCL	38,600	41,692
	Lalin Property PCL	107,600	19,319
	Lam Soon Thailand PCL	56,200	7,600
	Lanna Resources PCL	70,000	27,493
	LPN Development PCL	298,200	26,436
	MBK PCL	170,805	78,107
	Northeast Rubber PCL	180,000	24,441
*	Nusasiri PCL	2,167,200	18,848
	Polyplex Thailand PCL	85,200	28,922
	Precious Shipping PCL	79,700	18,446
	Prima Marine PCL	195,700	46,942
	Property Perfect PCL	2,489,056	11,173
	Pruksa Holding PCL	88,800	22,172
	PTG Energy PCL	74,000	16,401
	Quality Houses PCL	1,508,200	75,738
	Rojana Industrial Park PCL	220,300	34,919
	Sansiri PCL	2,197,100	103,552
	SC Asset Corp. PCL	339,100	24,734
††	SCG Ceramics PCL	308,500	3,202
	Siam City Cement PCL (SCCC/F TB)	18,700	71,086
	Siamgas & Petrochemicals PCL	83,800	15,751
	SNC Former PCL	53,600	7,970
	Somboon Advance Technology PCL	57,400	18,680
	Sri Trang Agro-Industry PCL	152,900	84,933
	Sri Trang Gloves Thailand PCL	111,100	28,052
	Srithai Superware PCL	235,400	8,915
*	Star Petroleum Refining PCL	286,000	61,781
	Supalai PCL	252,825	119,869

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Super Energy Corp. PCL	2,607,600	$19,752
	Susco PCL	189,100	18,250
	Syntec Construction PCL	380,800	16,345
*	Tata Steel Thailand PCL	749,600	12,407
	Thai Oil PCL	143,900	203,870
	Thai Union Group PCL, Class F	409,300	166,499
	Thaicom PCL	123,400	43,620
	Thaifoods Group PCL, Class F	153,700	17,162
	Thoresen Thai Agencies PCL	282,500	49,534
	Tipco Asphalt PCL (TASCO/F TB)	34,400	15,248
	TKS Technologies PCL	46,640	9,421
	TPI Polene PCL	851,100	27,220
	TPI Polene Power PCL	122,900	9,792
	Triple i Logistics PCL	97,600	16,292
	Univanich Palm Oil PCL	46,900	10,987
	Vanachai Group PCL	89,800	8,566
*	VGI PCL	647,500	29,609
	Workpoint Entertainment PCL	20,800	5,894
TOTAL THAILAND			3,038,315
TURKEY — (0.2%)
	Akcansa Cimento AS	2,596	11,704
	Aksa Akrilik Kimya Sanayii AS	49,968	15,287
*	Albaraka Turk Katilim Bankasi AS	310,912	58,869
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	8,282
*	Anadolu Anonim Turk Sigorta Sirketi	35,224	107,986
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	61,974
	Anadolu Hayat Emeklilik AS	11,468	40,402
	Aygaz AS	6,107	31,631
*	Bagfas Bandirma Gubre Fabrikalari AS	9,856	7,073
	Bera Holding AS	140,066	72,075
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	6,692	84,758
	Bursa Cimento Fabrikasi AS	156,049	38,557
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	22,118
	Cimsa Cimento Sanayi VE Ticaret AS	114,373	116,463
	Deva Holding AS	3,409	7,219
	Dogus Otomotiv Servis ve Ticaret AS	9,856	71,613
*	Esenboga Elektrik Uretim AS	14,153	8,626
	Global Yatirim Holding AS	75,066	36,937
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	14,331
*	Info Yatirim AS	20,410	6,039
	Is Yatirim Menkul Degerler AS	81,460	92,054
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,149	53,478
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMB TI), Class B	14,707	9,647
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	156,035
*	Kordsa Teknik Tekstil AS	15,368	45,418
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	79,871
*	Petkim Petrokimya Holding AS	173,171	126,244
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,416	29,970
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	9,898	9,913
	Sekerbank Turk AS	257,072	33,212
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	21,986
*	TAV Havalimanlari Holding AS	29,320	229,094
*	Tekfen Holding AS	12,587	21,955
*	Tukas Gida Sanayi ve Ticaret AS	50,606	13,422
	Turkiye Sigorta AS	34,619	62,937
*	Ulker Biskuvi Sanayi AS	4,899	24,814
	Vestel Beyaz Esya Sanayi ve Ticaret AS	23,287	14,090
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	29,332

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim AS	195,804	$32,343
TOTAL TURKEY			1,907,759
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	69,064	167,335
	Abu Dhabi National Hotels	299,675	50,494
	Agility Global PLC	709,268	224,003
	Agthia Group PJSC	39,696	77,439
*	Ajman Bank PJSC	36,368	18,505
	Amanat Holdings PJSC	220,573	66,605
*	Aramex PJSC	36,730	24,917
*	Dana Gas PJSC	948,533	176,874
	Deyaar Development PJSC	379,056	73,376
	Dubai Financial Market PJSC	59,553	20,758
	Dubai Investments PJSC	448,790	249,057
	Dubai Islamic Bank PJSC	351,952	560,744
	Emaar Development PJSC	68,073	157,446
	Emaar Properties PJSC	371,824	873,587
*	EMSTEEL Building Materials PJSC	272,993	99,662
*	Islamic Arab Insurance Co.	63,649	6,516
*	Manazel PJSC	339,566	33,753
	National Central Cooling Co. PJSC	21,555	17,930
	RAK Properties PJSC	242,210	70,503
	Ras Al Khaimah Ceramics	90,792	57,138
*	Union Properties PJSC	502,430	52,110
TOTAL UNITED ARAB EMIRATES			3,078,752
UNITED KINGDOM — (10.8%)
*	Accesso Technology Group PLC	12,899	114,218
	Advanced Medical Solutions Group PLC	46,372	146,927
	AG Barr PLC	25,691	212,840
Ω	Airtel Africa PLC	220,138	322,751
	Alliance Pharma PLC	336,260	164,602
#	Ascential PLC	72,340	532,819
	Ashmore Group PLC	127,046	281,930
*Ω	Aston Martin Lagonda Global Holdings PLC	29,307	58,754
	Atalaya Mining PLC	7,139	34,915
*	Auction Technology Group PLC	26,036	170,027
	Avon Protection PLC	7,877	132,454
Ω	Bakkavor Group PLC	66,402	131,788
	Balfour Beatty PLC	184,807	997,765
	Bank of Georgia Group PLC	13,268	780,015
	Barratt Developments PLC	329,588	2,230,286
	Beazley PLC	157,760	1,386,632
	Begbies Traynor Group PLC	22,710	30,207
	Bellway PLC	41,069	1,507,968
	Berkeley Group Holdings PLC	10,130	661,295
	Bloomsbury Publishing PLC	24,905	237,580
	Bodycote PLC	52,083	465,865
#*	boohoo Group PLC	179,212	74,445
	Braemar PLC	4,667	18,639
	Breedon Group PLC	89,848	499,801
	Brooks Macdonald Group PLC	4,090	102,996
	C&C Group PLC	98,194	201,655
	Capital Ltd.	44,660	52,295
	Card Factory PLC	91,534	140,699
	Carr's Group PLC	21,628	38,937
	Castings PLC	4,281	19,328

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Centamin PLC	593,743	$969,751
	Centaur Media PLC	16,082	6,725
	Central Asia Metals PLC	51,038	129,546
	Centrica PLC	1,664,091	2,837,232
	Chemring Group PLC	78,210	417,130
	Chesnara PLC	46,343	155,261
Ω	CMC Markets PLC	23,524	100,480
	Costain Group PLC	71,767	80,367
	Cranswick PLC	12,336	756,338
	Crest Nicholson Holdings PLC	79,259	270,187
*	Currys PLC	765,195	802,458
	DCC PLC	14,757	1,016,683
	DFS Furniture PLC	52,954	81,129
*	Dialight PLC	7,087	15,897
	Direct Line Insurance Group PLC	308,854	749,293
	DiscoverIE Group PLC	24,510	213,329
	Diversified Energy Co. PLC (DEC LN)	2,073	34,252
	Dowlais Group PLC	341,366	281,221
	Dr Martens PLC	42,176	38,560
	Drax Group PLC	112,465	940,727
	DS Smith PLC	416,595	2,435,435
	easyJet PLC	72,083	417,595
	Ecora Resources PLC	39,458	33,363
	Elementis PLC	210,157	432,704
*	EnQuest PLC	533,210	90,606
	Entain PLC	38,811	285,207
	Epwin Group PLC	13,108	15,504
	Essentra PLC	164,507	361,751
	Firstgroup PLC	245,111	555,034
	Flowtech Fluidpower PLC	7,489	11,160
Ω	Forterra PLC	56,866	128,010
	Foxtons Group PLC	108,086	93,104
	Fresnillo PLC	51,284	388,626
	Fuller Smith & Turner PLC, Class A	11,027	103,990
*	Fund Technologies PLC	4,362	85,494
	Future PLC	22,279	320,648
	Galliford Try Holdings PLC	39,751	156,484
	GB Group PLC	68,255	305,616
	Genuit Group PLC	80,123	526,520
	Genus PLC	6,006	140,748
*	Georgia Capital PLC	13,296	182,496
	Gooch & Housego PLC	2,695	16,411
	Goodwin PLC	372	40,685
	Grafton Group PLC	68,236	950,615
	Grainger PLC	222,491	691,076
*	Greencore Group PLC	148,586	344,023
*	Griffin Mining Ltd.	5,698	10,072
	Gulf Keystone Petroleum Ltd.	119,124	206,391
*	Gulf Marine Services PLC	55,013	11,995
*Ω	Gym Group PLC	57,218	107,207
	H&T Group PLC	15,070	74,436
	Halfords Group PLC	56,792	112,667
	Harbour Energy PLC	79,183	318,480
	Hargreaves Services PLC	7,040	52,021
	Harworth Group PLC	27,983	59,518
	Headlam Group PLC	6,127	11,873
	Helical PLC	40,177	115,591
	Henry Boot PLC	29,243	86,269
	Hikma Pharmaceuticals PLC	22,028	538,581

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	39	$1,153
	Hiscox Ltd.	87,828	1,434,297
*	Hochschild Mining PLC	102,345	238,850
	Hunting PLC	47,233	277,375
	I3 Energy PLC	82,699	10,423
Ω	Ibstock PLC	92,007	217,315
	Inchcape PLC	94,027	1,022,585
*	International Distribution Services PLC	189,152	839,249
	Investec PLC	200,205	1,585,229
	iomart Group PLC	26,534	43,832
*	IQE PLC	84,760	33,981
	ITV PLC	978,292	1,006,463
	J Sainsbury PLC	531,830	1,885,974
*	James Fisher & Sons PLC	12,277	54,248
	JET2 PLC	2,505	45,986
*	John Wood Group PLC	267,674	702,862
	Johnson Matthey PLC	47,147	995,828
	Johnson Service Group PLC	123,460	258,430
	Jupiter Fund Management PLC	120,501	136,257
*Ω	Just Eat Takeaway.com NV (JET LN)	9,105	116,136
	Just Group PLC	337,292	523,458
	Keller Group PLC	38,494	736,511
	Kier Group PLC	121,707	253,304
	Kingfisher PLC	587,635	2,089,118
	Knights Group Holdings PLC	8,419	14,697
	Lancashire Holdings Ltd.	70,702	575,819
	Learning Technologies Group PLC	104,180	96,841
	London Investment Group PLC	9,126	43,017
	Macfarlane Group PLC	49,928	80,185
	Man Group PLC	249,859	786,627
	Marks & Spencer Group PLC	673,692	2,845,372
	Marshalls PLC	33,270	148,588
*	Marston's PLC	205,618	110,301
	Mears Group PLC	41,476	192,634
*	Mitchells & Butlers PLC	177,157	709,680
	MJ Gleeson PLC	13,829	104,062
	Mobico Group PLC	223,671	162,037
	Mondi PLC	119,950	2,345,222
	Morgan Advanced Materials PLC	58,901	258,078
	Morgan Sindall Group PLC	15,651	578,094
	MP Evans Group PLC	11,582	127,429
*	N Brown Group PLC	6,931	2,056
	NCC Group PLC	80,607	152,927
*Ω	Network International Holdings PLC	27,205	137,141
*	Nexxen International Ltd. (NEXN LN)	14,291	49,724
*	Nexxen International Ltd. (NEXN US), ADR	2,814	19,360
	Norcros PLC	25,348	76,453
*	Ocado Group PLC	62,336	325,966
Ω	On the Beach Group PLC	12,243	23,157
	OSB Group PLC	119,548	790,988
*	Oxford Biomedica PLC	4,168	19,822
	Pan African Resources PLC	465,482	177,170
	Pearson PLC (PSO US), Sponsored ADR	18,663	252,137
	Persimmon PLC	88,805	1,810,936
*	Petra Diamonds Ltd.	40,127	15,659
	Pets at Home Group PLC	141,097	556,704
	Pharos Energy PLC	110,849	37,586
	Phoenix Group Holdings PLC	82,960	584,295
	Pinewood Technologies Group PLC	21,544	98,527

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Playtech PLC	74,007	$538,046
	Porvair PLC	8,409	70,834
	PPHE Hotel Group Ltd.	3,492	63,671
	Premier Foods PLC	232,062	538,127
	QinetiQ Group PLC	155,098	963,525
*	Rank Group PLC	84,921	77,084
	Reach PLC	211,894	288,735
	Redrow PLC	126,845	1,216,894
	Renewi PLC	14,885	129,158
	RHI Magnesita NV	240	11,327
	Ricardo PLC	21,801	148,585
	Robert Walters PLC	12,250	57,988
*	Rockhopper Exploration PLC	89,812	17,007
	RWS Holdings PLC	81,336	199,419
Ω	Sabre Insurance Group PLC	57,957	117,595
*	Saga PLC	39,106	55,190
*††	Savannah Energy PLC	281,630	76,030
	Savills PLC	42,347	695,111
	Secure Trust Bank PLC	2,297	25,486
	Senior PLC	125,663	263,742
	Serco Group PLC	305,215	749,988
	Severfield PLC	112,139	114,811
*	SIG PLC	116,537	36,594
*	Sigmaroc PLC	60,287	56,180
	Speedy Hire PLC	154,998	77,923
Ω	Spire Healthcare Group PLC	96,087	316,378
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	40,078	136,428
	Tate & Lyle PLC	81,859	690,445
	Taylor Wimpey PLC	1,294,938	2,654,872
	TBC Bank Group PLC	13,065	521,061
#*	THG PLC	256,493	219,516
Ω	TI Fluid Systems PLC	94,853	160,636
	TP ICAP Group PLC	348,115	993,507
	Travis Perkins PLC	89,620	1,101,238
	Treatt PLC	6,350	37,645
	TT Electronics PLC	106,020	199,810
	Tyman PLC	44,825	228,841
	Vertu Motors PLC	110,788	102,086
	Vesuvius PLC	74,859	464,420
	Victrex PLC	8,163	115,509
	Virgin Money U.K. PLC	365,997	1,012,138
*	Vistry Group PLC	118,116	2,103,804
	Volex PLC	3,494	15,935
	Vp PLC	3,924	33,964
*Ω	Watches of Switzerland Group PLC	37,764	198,041
*	Watkin Jones PLC	23,988	15,317
	Wickes Group PLC	32,333	62,781
*	Xaar PLC	20,729	33,746
	XP Power Ltd.	1,533	25,575
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	7,717	99,050
	Young & Co.'s Brewery PLC (YNGN LN)	3,177	29,027
	Zigup PLC	97,817	533,957
	Zotefoams PLC	12,016	82,732
TOTAL UNITED KINGDOM			80,060,669
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	11,533	76,123

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
*	Alcoa Corp.	11,857	$382,592
TOTAL UNITED STATES			458,715
TOTAL COMMON STOCKS			729,169,379
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
	Banco ABC Brasil SA, 6.906%	27,390	106,632
Ω	Banco BMG SA, 14.917%	30,400	18,865
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	59,637	120,620
	Banco Pan SA, 2.478%	51,165	78,518
	Banco Pine SA, 10.986%	12,300	9,307
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	31,600	45,924
	Eucatex SA Industria e Comercio, 6.064%	14,000	37,821
	Gerdau SA, 6.097%	73,309	236,667
	Grazziotin SA, 10.322%	1,681	7,397
	Marcopolo SA, 7.139%	47,009	50,449
	Raizen SA, 5.668%	134,076	70,876
	Randon SA Implementos e Participacoes, 4.809%	39,954	75,442
	Taurus Armas SA, 5.264%	7,600	15,493
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	105,000	115,467
TOTAL BRAZIL			989,478
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 6.233%	6,575	34,896
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 3.711%	2,246	118,116
	Einhell Germany AG, 1.635%	269	51,799
	Jungheinrich AG, 2.553%	12,569	397,870
	Porsche Automobil Holding SE, 6.209%	2,846	127,215
	Sixt SE, 7.627%	4,534	251,419
	STO SE & Co. KGaA, 4.032%	754	100,924
	Villeroy & Boch AG, 6.158%	889	16,597
TOTAL GERMANY			1,063,940
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	136	13
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	13,697
TOTAL PREFERRED STOCKS			2,102,024
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	1,273	63
*	Rex Minerals Ltd. Warrants 08/09/2024	4,440	1,292
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	13,267	330
TOTAL AUSTRALIA			1,685
AUSTRIA — (0.0%)
*	Strabag SE Rights	3,720	0
BRAZIL — (0.0%)
*	Grupo Casas Bahia SA Warrants 09/19/2024	18,435	33

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	Zamp SA Rights 08/27/2024	6,100	$75
TOTAL BRAZIL			108
FRANCE — (0.0%)
#*	Axway Software Rights SA 08/20/2024	1,894	2,870
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	191	844
ITALY — (0.0%)
*	Fincantieri SpA Warrants 09/30/2026	8,311	1,535
*	Webuild SpA Warrants 08/02/2030	2,670	0
TOTAL ITALY			1,535
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	196,236	0
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	28,504	780
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	927	1,156
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	3,147	412
*	Winbond Electronics Corp. Rights 08/12/2024	36,718	168
TOTAL TAIWAN			2,516
THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	0
*	Better World Green PCL Warrants 08/13/2025	172,166	241
*	Northeast Rubber PCL Warrants 05/15/2026	30,000	648
*	Thaifoods Group PCL Warrants 05/14/2027	15,370	384
TOTAL THAILAND			1,273
TOTAL RIGHTS/WARRANTS			10,831
TOTAL INVESTMENT SECURITIES (Cost $603,067,665)			731,282,234

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	827,733	9,574,383
TOTAL INVESTMENTS — (100.0%)
(Cost $612,642,312)^^			$740,856,617
As of July 31, 2024, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	09/20/24	$1,638,264	$1,667,400	$29,136
Total Futures Contracts			$1,638,264	$1,667,400	$29,136

World ex U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$33,734,075	$6,871	$33,740,946
Austria	—	4,209,003	—	4,209,003
Belgium	—	8,270,416	—	8,270,416
Brazil	$5,457,296	174,236	—	5,631,532
Canada	58,993,139	—	—	58,993,139
Chile	—	444,234	—	444,234
China	1,217,181	35,649,593	56,351	36,923,125
Colombia	190,677	—	—	190,677
Denmark	—	17,426,210	—	17,426,210
Finland	304,630	12,185,046	—	12,489,676
France	—	29,415,788	—	29,415,788
Germany	—	27,250,893	—	27,250,893
Greece	—	990,499	—	990,499
Hong Kong	—	7,433,612	3,831	7,437,443
Hungary	—	297,246	—	297,246
India	—	53,318,039	112,244	53,430,283
Indonesia	—	3,380,970	11,779	3,392,749
Ireland	543,954	6,859,164	—	7,403,118
Israel	103,384	4,267,882	—	4,371,266
Italy	—	23,720,711	—	23,720,711
Japan	—	122,670,829	—	122,670,829
Kuwait	—	866,861	—	866,861
Malaysia	784	4,081,482	50	4,082,316
Mexico	4,374,160	36,716	—	4,410,876
Netherlands	766,429	14,648,730	—	15,415,159
New Zealand	—	1,643,101	—	1,643,101
Norway	30,343	4,245,171	—	4,275,514
Philippines	—	907,328	—	907,328
Poland	—	2,131,821	—	2,131,821
Portugal	—	2,706,426	—	2,706,426
Qatar	—	1,725,105	—	1,725,105
Saudi Arabia	45,309	8,657,371	—	8,702,680
Singapore	—	5,291,447	—	5,291,447
South Africa	902,184	5,485,720	—	6,387,904
South Korea	16,299	22,745,317	86,981	22,848,597
Spain	—	11,528,746	—	11,528,746
Sweden	13,735	16,866,701	—	16,880,436
Switzerland	—	34,152,197	—	34,152,197
Taiwan	—	37,966,893	1,979	37,968,872
Thailand	2,853,973	181,140	3,202	3,038,315
Turkey	—	1,907,759	—	1,907,759
United Arab Emirates	224,003	2,854,749	—	3,078,752
United Kingdom	271,497	79,713,142	76,030	80,060,669
United States	—	458,715	—	458,715
Preferred Stocks
Brazil	970,613	18,865	—	989,478
Colombia	34,896	—	—	34,896
Germany	—	1,063,940	—	1,063,940
India	—	—	13	13
Philippines	—	13,697	—	13,697
Rights/Warrants
Australia	—	1,355	330	1,685
Brazil	—	108	—	108
France	—	2,870	—	2,870

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	—	$844	—	$844
Italy	—	1,535	—	1,535
Taiwan	—	2,516	—	2,516
Thailand	—	1,273	—	1,273
Securities Lending Collateral	—	9,574,383	—	9,574,383
Total Investments in Securities	$77,314,486	$663,182,470	$359,661˂˃	$740,856,617
Financial Instruments
Assets
Futures Contracts**	$29,136	—	—	29,136
Total Financial Instruments	$29,136	—	—	$29,136
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.4%)
	Accent Group Ltd.	122,889	$176,430
#	Acrow Ltd.	107,443	79,717
#	Adairs Ltd.	73,767	105,978
	AGL Energy Ltd.	85,809	583,313
*	AIC Mines Ltd.	57,363	12,982
*	Ainsworth Game Technology Ltd.	68,629	41,836
#*	Alkane Resources Ltd.	109,258	31,219
*	Alliance Aviation Services Ltd.	18,391	38,215
	ALS Ltd.	118,879	1,203,558
	Amotiv Ltd.	37,761	268,168
	AMP Ltd.	939,661	729,969
	Ampol Ltd.	63,062	1,381,370
	Ansell Ltd.	54,844	981,921
	ANZ Group Holdings Ltd.	174,418	3,318,309
	APA Group	106,625	552,654
#*	Appen Ltd.	33,596	16,646
	Arafura Rare Earths Ltd.	8,237	916
#*	Arafura Rare Earths Ltd. (ARU AU)	224,552	25,156
	ARB Corp. Ltd.	24,729	683,298
	Aristocrat Leisure Ltd.	70,161	2,498,721
#	ARN Media Ltd.	85,589	38,227
	ASX Ltd.	7,826	333,436
	Atlas Arteria Ltd.	183,215	629,268
	AUB Group Ltd.	22,082	466,608
*	Audinate Group Ltd.	1,988	19,422
*	Aurelia Metals Ltd.	505,007	56,226
	Aurizon Holdings Ltd.	623,538	1,520,355
#*	Aussie Broadband Ltd.	60,547	126,677
	Austal Ltd.	115,794	198,801
#	Austin Engineering Ltd.	28,822	12,422
*	Australian Agricultural Co. Ltd.	61,076	55,864
#	Australian Clinical Labs Ltd.	27,450	45,614
	Australian Ethical Investment Ltd.	29,587	77,290
	Australian Finance Group Ltd.	60,542	58,152
#*	Australian Strategic Materials Ltd.	24,453	10,102
	Auswide Bank Ltd.	13,917	40,563
	Baby Bunting Group Ltd.	37,265	32,325
	Bank of Queensland Ltd.	237,530	981,566
	Bapcor Ltd.	103,436	347,798
	Base Resources Ltd.	56,903	9,669
	Beach Energy Ltd.	858,441	834,131
#	Beacon Lighting Group Ltd.	20,088	31,704
	Bega Cheese Ltd.	103,631	302,871
	Bell Financial Group Ltd.	34,059	32,561
*	Bellevue Gold Ltd.	209,354	189,011
	Bendigo & Adelaide Bank Ltd.	146,089	1,195,963
	BHP Group Ltd. (BHP AU), Class DI	352,621	9,794,029
	BHP Group Ltd. (BHP LN), Class DI	36,303	1,002,256
#	BHP Group Ltd. (BHP US), Sponsored ADR	100,755	5,594,925
	BlueScope Steel Ltd.	103,128	1,497,537
*	Boss Energy Ltd.	52,648	126,406
	Brambles Ltd.	188,874	1,925,509
#*	Bravura Solutions Ltd.	115,591	86,651
#	Breville Group Ltd.	31,644	608,049
	Brickworks Ltd.	29,214	551,608

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*††	BWX Ltd.	35,547	$0
	Capitol Health Ltd.	181,140	35,536
	Capral Ltd.	3,023	17,829
*	Capricorn Metals Ltd.	104,934	371,379
	CAR Group Ltd.	16,786	383,904
#*	Carnarvon Energy Ltd.	648,669	68,371
#*	Catapult Group International Ltd.	9,894	12,647
	Cedar Woods Properties Ltd.	24,019	77,890
#*	Cettire Ltd.	94,168	82,042
	Challenger Ltd.	160,153	738,136
	Champion Iron Ltd.	137,712	565,896
*	Chrysos Corp. Ltd.	5,765	19,094
	Cleanaway Waste Management Ltd.	465,858	861,164
	Clinuvel Pharmaceuticals Ltd.	10,002	97,933
#*	Coast Entertainment Holdings Ltd.	111,234	36,774
	Cobram Estate Olives Ltd.	18,179	19,819
	Cochlear Ltd.	6,254	1,413,127
	Codan Ltd.	54,165	465,440
#*	Cogstate Ltd.	19,223	14,600
	Coles Group Ltd.	149,699	1,774,183
	Collins Foods Ltd.	56,133	337,332
*	Comet Ridge Ltd.	132,625	16,494
	Commonwealth Bank of Australia	105,621	9,517,519
	Computershare Ltd.	66,614	1,201,450
*	Cooper Energy Ltd.	972,655	145,883
#*	Core Lithium Ltd.	21,769	1,361
#	Corporate Travel Management Ltd.	31,005	274,029
	Credit Corp. Group Ltd.	18,678	214,262
	CSL Ltd.	9,922	2,013,800
	Dalrymple Bay Infrastructure Ltd.	12,957	25,782
	Data#3 Ltd.	49,879	288,654
*	De Grey Mining Ltd.	184,543	147,972
*	Deep Yellow Ltd.	66,371	56,261
	Deterra Royalties Ltd.	146,975	384,263
	Dicker Data Ltd.	31,478	210,866
	Domain Holdings Australia Ltd.	63,977	135,058
#	Domino's Pizza Enterprises Ltd.	16,146	347,271
	Downer EDI Ltd.	257,998	842,111
*	DUG Technology Ltd.	8,625	15,715
#	Duratec Ltd.	11,164	9,498
	Eagers Automotive Ltd.	57,689	402,183
	Elanor Investor Group	19,470	11,199
	Elders Ltd.	64,408	401,443
#	Emeco Holdings Ltd.	132,785	73,422
*	Emerald Resources NL	204,363	497,621
#*	EML Payments Ltd.	71,132	43,431
	Endeavour Group Ltd.	307,255	1,105,096
	Enero Group Ltd.	5,876	4,823
	EQT Holdings Ltd.	6,258	145,276
	Euroz Hartleys Group Ltd.	18,894	10,742
	Evolution Mining Ltd.	553,014	1,432,845
	EVT Ltd.	34,722	263,407
	Fiducian Group Ltd.	1,992	9,689
#††	Firefinch Ltd.	50,216	1,231
*	FleetPartners Group Ltd.	109,242	244,499
	Fleetwood Ltd.	28,254	32,550
#	Flight Centre Travel Group Ltd.	55,360	806,035
	Fortescue Ltd.	226,524	2,818,599
#*	Frontier Digital Ventures Ltd.	12,847	3,473

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	G8 Education Ltd.	397,771	$339,247
*	Genesis Minerals Ltd.	47,790	65,913
	Gold Road Resources Ltd.	394,448	441,047
#	GR Engineering Services Ltd.	22,717	29,342
	GrainCorp Ltd., Class A	85,327	504,147
	Grange Resources Ltd.	238,429	49,897
	GWA Group Ltd.	80,830	140,641
	Hansen Technologies Ltd.	53,861	158,564
	Harvey Norman Holdings Ltd.	168,766	530,029
*	Healius Ltd.	380,392	376,336
	Helia Group Ltd.	140,658	367,590
#	Helloworld Travel Ltd.	3,137	4,937
*	Hillgrove Resources Ltd.	243,047	9,580
*	Hot Chili Ltd.	25,993	14,909
	HUB24 Ltd.	8,374	272,742
#	Humm Group Ltd.	221,105	64,521
#	IDP Education Ltd.	32,070	314,949
	IGO Ltd.	102,971	377,091
	Iluka Resources Ltd.	128,649	511,813
	Imdex Ltd.	163,577	245,765
*	Immutep Ltd. (IMM AU)	58,276	13,198
#*	Immutep Ltd. (IMMP US), Sponsored ADR	3,965	8,564
#*	Imugene Ltd.	375,226	13,029
	Incitec Pivot Ltd.	510,795	986,134
	Infomedia Ltd.	124,521	137,059
	Inghams Group Ltd.	131,256	323,584
	Insignia Financial Ltd.	282,901	512,555
	Insurance Australia Group Ltd.	461,463	2,232,514
#	Integral Diagnostics Ltd.	47,711	77,287
#*	ioneer Ltd.	98,102	8,731
	IPD Group Ltd.	9,507	29,975
	IPH Ltd.	35,609	142,922
*	IRESS Ltd.	12,312	85,980
	IVE Group Ltd.	41,608	61,088
*	James Hardie Industries PLC (JHX AU), CDI	48,900	1,756,665
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	1,045	37,787
	JB Hi-Fi Ltd.	41,880	1,912,185
#	Johns Lyng Group Ltd.	61,066	238,573
	Jumbo Interactive Ltd.	12,500	133,754
	Jupiter Mines Ltd.	269,808	43,408
*	Karoon Energy Ltd.	282,650	342,758
	Kelly Partners Group Holdings Ltd.	2,739	15,205
	Kelsian Group Ltd.	48,140	165,578
#	Kogan.com Ltd.	13,742	40,659
	Lendlease Corp. Ltd.	249,815	1,031,200
#*††	Leo Lithium Ltd.	35,869	2,111
#	Lifestyle Communities Ltd.	33,307	196,880
	Lindsay Australia Ltd.	107,804	64,962
	Lottery Corp. Ltd.	340,266	1,108,778
	Lovisa Holdings Ltd.	24,334	558,058
	Lycopodium Ltd.	11,283	104,783
#*	Lynas Rare Earths Ltd.	108,943	445,406
#	MA Financial Group Ltd.	26,473	78,170
#	Macmahon Holdings Ltd.	434,561	79,324
	Macquarie Group Ltd.	15,513	2,134,987
*	Macquarie Technology Group Ltd.	2,696	165,889
#	Mader Group Ltd.	7,825	32,062
	Magellan Financial Group Ltd.	65,513	439,842
*	Mayne Pharma Group Ltd.	24,514	69,728

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare Ltd.	25,527	$299,553
	Medibank Pvt Ltd.	357,450	930,565
*	Megaport Ltd.	38,808	280,948
#*	Mesoblast Ltd. (MSB AU)	91,321	61,345
#*	Metals X Ltd.	194,260	56,454
	Metcash Ltd.	407,882	977,071
	Mineral Resources Ltd.	24,138	863,242
	Monadelphous Group Ltd.	29,682	252,397
	Monash IVF Group Ltd.	118,659	105,016
*	Mount Gibson Iron Ltd.	215,579	50,184
	Myer Holdings Ltd.	221,472	120,866
	MyState Ltd.	37,127	96,298
	National Australia Bank Ltd.	231,540	5,847,927
	Navigator Global Investments Ltd.	105,295	129,876
	Netwealth Group Ltd.	50,869	790,644
	New Hope Corp. Ltd.	195,956	624,941
*	NEXTDC Ltd.	16,538	182,120
	nib holdings Ltd.	154,419	760,320
#	Nick Scali Ltd.	27,296	281,283
	Nickel Industries Ltd.	508,521	285,024
	Nine Entertainment Co. Holdings Ltd.	309,545	294,793
	Northern Star Resources Ltd.	148,367	1,377,013
#*	Novonix Ltd.	17,717	8,699
	NRW Holdings Ltd.	213,519	467,635
	Nufarm Ltd.	139,427	425,075
	Objective Corp. Ltd.	6,963	56,488
*	OFX Group Ltd.	74,386	112,204
#*	OM Holdings Ltd.	46,008	12,953
*	Omni Bridgeway Ltd.	56,330	37,244
	oOh!media Ltd.	200,912	190,838
	Orica Ltd.	127,258	1,497,430
	Origin Energy Ltd.	206,270	1,415,316
	Orora Ltd.	283,183	378,912
	Pacific Current Group Ltd.	15,421	108,973
	Pacific Smiles Group Ltd.	7,482	9,266
*	Paladin Energy Ltd.	28,548	214,158
*††	Panoramic Resources Ltd.	625,074	5,314
	Peet Ltd.	131,518	112,222
	Pepper Money Ltd.	14,192	13,399
	Perenti Ltd.	348,187	239,710
	Perpetual Ltd.	28,845	419,006
	Perseus Mining Ltd.	472,939	788,004
	Peter Warren Automotive Holdings Ltd.	20,551	25,403
*	PEXA Group Ltd.	35,264	319,999
#	Pilbara Minerals Ltd.	368,407	712,080
	Pinnacle Investment Management Group Ltd.	13,220	142,722
	Platinum Asset Management Ltd.	144,495	101,150
#	PointsBet Holdings Ltd.	22,639	7,494
#*	Praemium Ltd.	17,729	5,570
	Premier Investments Ltd.	33,634	731,296
	Pro Medicus Ltd.	13,699	1,292,489
	Propel Funeral Partners Ltd.	17,155	67,379
	PSC Insurance Group Ltd.	30,449	121,156
	PWR Holdings Ltd.	23,772	184,833
*	Qantas Airways Ltd.	74,582	315,963
	QBE Insurance Group Ltd.	166,727	1,967,720
	Qube Holdings Ltd.	310,211	776,832
	Ramelius Resources Ltd.	571,918	729,866
	Ramsay Health Care Ltd.	24,071	733,049

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	REA Group Ltd.	7,988	$1,073,984
*	ReadyTech Holdings Ltd.	4,593	10,058
*	Red 5 Ltd.	2,378,460	610,041
	Reece Ltd.	28,746	520,919
	Regis Healthcare Ltd.	55,760	152,846
*	Regis Resources Ltd.	371,268	409,643
	Reject Shop Ltd.	13,887	29,839
	Reliance Worldwide Corp. Ltd.	217,704	733,841
*	Resolute Mining Ltd.	928,054	398,665
*	Retail Food Group Ltd.	791,185	38,572
	Ridley Corp. Ltd.	109,244	158,567
	Rio Tinto Ltd.	50,406	3,873,303
*	RPMGlobal Holdings Ltd.	45,995	82,908
*	Sandfire Resources Ltd.	269,630	1,540,026
	Santos Ltd.	936,342	4,881,063
	SEEK Ltd.	27,510	398,388
#*	Select Harvests Ltd.	44,751	126,062
	Servcorp Ltd.	11,131	31,823
	Service Stream Ltd.	238,751	219,007
	Seven Group Holdings Ltd.	38,489	987,510
#*	Seven West Media Ltd.	350,264	41,370
#	SG Fleet Group Ltd.	38,227	79,523
	Shaver Shop Group Ltd.	37,320	29,774
	Sigma Healthcare Ltd.	468,793	399,421
	Sims Ltd. (SGM AU)	49,151	328,154
	SmartGroup Corp. Ltd.	34,094	192,946
#	Solvar Ltd.	84,442	61,208
	Sonic Healthcare Ltd.	45,988	833,448
	South32 Ltd. (S32 AU)	731,472	1,467,109
	Southern Cross Electrical Engineering Ltd.	36,743	42,701
#	Southern Cross Media Group Ltd.	17,486	7,610
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	140,352	86,634
*	St Barbara Ltd.	359,311	53,553
	Stanmore Resources Ltd.	92,843	226,070
#*	Star Entertainment Group Ltd.	934,017	356,982
	Steadfast Group Ltd.	142,949	606,802
*††	Strandline Resources Ltd.	48,114	566
	Suncorp Group Ltd.	155,543	1,809,764
	Super Retail Group Ltd.	81,947	858,453
*	Superloop Ltd.	167,446	166,916
#*	Syrah Resources Ltd.	174,560	29,771
	Tabcorp Holdings Ltd.	1,034,313	437,637
	Technology One Ltd.	81,650	1,102,966
*	Telix Pharmaceuticals Ltd.	8,707	109,307
	Telstra Group Ltd. (TLS AU)	402,936	1,041,293
*	Temple & Webster Group Ltd.	7,910	50,642
#*††	Ten Sixty Four Ltd.	85,990	6,186
#	Terracom Ltd.	137,597	17,626
	TPG Telecom Ltd.	85,143	264,960
	Transurban Group	119,604	1,020,676
	Treasury Wine Estates Ltd.	123,460	998,115
*	Tuas Ltd.	77,934	229,443
#*	Tyro Payments Ltd.	93,153	59,284
	Ventia Services Group Pty. Ltd.	274,095	789,133
Ω	Viva Energy Group Ltd.	285,723	609,490
*	Webjet Ltd.	49,741	290,983
	Wesfarmers Ltd.	74,351	3,588,317
*	West African Resources Ltd.	352,494	346,500

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Westgold Resources Ltd.	266,938	$458,613
	Westpac Banking Corp.	201,488	3,937,640
	Whitehaven Coal Ltd.	189,972	959,066
	WiseTech Global Ltd.	8,765	549,225
	Woodside Energy Group Ltd. (WDS AU)	236,801	4,294,340
	Woodside Energy Group Ltd. (WDS LN)	19,303	348,244
#	Woodside Energy Group Ltd. (WDS US), ADR	36,413	664,171
	Woolworths Group Ltd.	74,557	1,682,242
	Worley Ltd.	92,683	919,316
*	Xero Ltd.	11,375	1,036,458
	XRF Scientific Ltd.	14,368	14,069
#	Yancoal Australia Ltd.	126,897	588,103
TOTAL AUSTRALIA			173,548,925
AUSTRIA — (0.4%)
	Addiko Bank AG	4,609	104,656
	Agrana Beteiligungs AG	3,069	41,769
	ANDRITZ AG	21,497	1,377,104
#*	AT&S Austria Technologie & Systemtechnik AG	5,164	110,216
Ω	BAWAG Group AG	17,624	1,287,080
	CA Immobilien Anlagen AG	10,269	336,276
	DO & Co. AG	3,370	567,863
	Erste Group Bank AG	47,727	2,482,580
*	Eurotelesites AG	13,538	56,954
	EVN AG	13,290	434,392
*	FACC AG	1,947	15,383
	Frequentis AG	473	15,658
*	Immofinanz AG (IIA AV)	23,377	335,975
*	Lenzing AG	2,885	100,475
#	Mayr Melnhof Karton AG	1,858	212,223
#	Oesterreichische Post AG	11,224	370,341
	OMV AG	43,203	1,807,618
	Palfinger AG	3,950	96,672
	POLYTEC Holding AG	4,035	14,528
	Porr AG	4,593	69,900
	Raiffeisen Bank International AG	26,575	518,088
*	Rosenbauer International AG	582	22,588
#*	S IMMO AG	1,035	24,946
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	92,565
	Semperit AG Holding	1,666	19,336
	Strabag SE (STR AV)	1,501	62,890
	Telekom Austria AG	46,690	432,480
*	UBM Development AG	1,357	31,266
	UNIQA Insurance Group AG	21,004	179,824
	Verbund AG	7,538	605,268
	Vienna Insurance Group AG Wiener Versicherung Gruppe	14,976	482,360
	voestalpine AG	40,857	1,047,853
	Wienerberger AG	31,530	1,118,264
	Zumtobel Group AG	4,990	30,670
TOTAL AUSTRIA			14,506,061
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,771,822
	Ageas SA	54,540	2,603,807
*	AGFA-Gevaert NV	61,134	77,970
	Anheuser-Busch InBev SA (ABI BB)	66,549	3,951,291
	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	1,081	64,319
*	Argenx SE (ARGX BB)	353	180,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE (ARGX US), ADR	550	$283,728
*	Atenor	4,770	29,389
	Azelis Group NV	12,993	246,138
	Barco NV	4,748	61,330
	Bekaert SA	17,102	700,270
	bpost SA	33,088	94,513
	Cie d'Entreprises CFE	5,331	41,823
	Colruyt Group NV	18,283	876,982
	Deceuninck NV	28,652	76,499
	Deme Group NV	4,210	758,266
	D'ieteren Group	847	194,656
	Econocom Group SA	33,625	72,074
	Elia Group SA	3,718	386,152
#	Euronav NV	13,753	252,643
	EVS Broadcast Equipment SA	4,646	146,706
	Fagron	24,812	510,553
*	Galapagos NV (GLPG BB)	11,025	294,741
*	Galapagos NV (GLPG NA)	5,777	154,441
	Gimv NV	8,122	354,438
	Greenyard NV	4,791	32,595
*	Hyloris Pharmaceuticals SA	480	6,078
#	Immobel SA	1,567	41,811
#	Ion Beam Applications	1,418	19,669
	Jensen-Group NV	1,808	80,029
	KBC Group NV	67,606	5,229,048
	Kinepolis Group NV	4,996	202,340
	Lotus Bakeries NV	158	1,716,886
	Melexis NV	7,081	617,302
*	Ontex Group NV	24,734	232,448
*	Orange Belgium SA	8,117	129,996
	Proximus SADP	54,222	392,140
#	Recticel SA	13,378	178,954
	Sipef NV	2,254	127,873
	Solvay SA	27,594	971,433
	Syensqo SA	27,594	2,440,076
	Tessenderlo Group SA	6,360	169,717
	UCB SA	7,617	1,272,757
	Umicore SA	17,076	234,523
	Van de Velde NV	2,388	78,273
	VGP NV	5,170	560,152
	Viohalco SA	4,480	28,686
TOTAL BELGIUM			28,947,821
BRAZIL — (1.0%)
	AES Brasil Energia SA	58,166	116,102
*	Allianca Saude e Participacoes SA	3,604	7,162
	Allied Tecnologia SA	11,400	15,822
	Allos SA	77,236	298,229
*	Allpark Empreendimentos Participacoes e Servicos SA	23,400	14,645
	Alupar Investimento SA	42,763	232,862
	Ambev SA (ABEV US), ADR	19,403	39,970
	Ambev SA (ABEV3 BZ)	1,103	2,258
*	Anima Holding SA	115,915	73,777
	Arezzo Industria e Comercio SA	4,035	34,706
*	Atacadao SA	126,797	207,586
	Auren Energia SA	77,985	163,798
	B3 SA - Brasil Bolsa Balcao	227,041	435,525
	Banco Bradesco SA (BBDC3 BZ)	88,692	176,093
	Banco BTG Pactual SA	22,065	127,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Banco do Brasil SA	170,924	$802,318
	Banco Santander Brasil SA	24,555	124,378
	BB Seguridade Participacoes SA	69,255	430,628
	Bemobi Mobile Tech SA	17,514	44,775
*	Blau Farmaceutica SA	2,900	5,312
	Boa Safra Sementes SA	10,190	27,006
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,841	115,725
*	BRF SA	35,958	133,885
	Brisanet Participacoes SA	41,400	29,863
*	C&A Modas SA	69,733	104,054
	Caixa Seguridade Participacoes SA	23,666	60,335
	Camil Alimentos SA	54,757	85,386
	CCR SA	212,133	464,310
	Centrais Eletricas Brasileiras SA	62,417	436,665
*	Cia Brasileira de Aluminio	74,845	70,265
*	Cia Brasileira de Distribuicao	73,312	34,348
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	480,877
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	194,998
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	412,856
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	31,767
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	17,262	32,797
	Cia Energetica de Minas Gerais (CMIG3 BZ)	50,220	111,784
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	133,663	212,210
	Cia Paranaense de Energia - Copel (ELPC US), ADR	1,200	7,596
	Cia Siderurgica Nacional SA (CSNA3 BZ)	244,382	512,428
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,200	59,220
*	Clear Sale SA	8,900	13,044
*	Cogna Educacao SA	408,730	109,840
	Cosan SA	224,941	531,715
	CPFL Energia SA	16,200	93,027
	Cruzeiro do Sul Educacional SA	53,802	37,953
	CSU Digital SA	8,100	27,839
	Cury Construtora e Incorporadora SA	35,700	140,120
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	394,845
Ω	Desktop SA	20,610	59,358
	Dexco SA	147,106	190,120
*	Diagnosticos da America SA	39,480	19,195
	Dimed SA Distribuidora da Medicamentos	22,500	40,536
	Direcional Engenharia SA	32,225	158,386
	EcoRodovias Infraestrutura e Logistica SA	57,169	71,662
	Eletromidia SA	6,800	21,135
*	Embraer SA (EMBR3 BZ)	89,895	696,286
	Empreendimentos Pague Menos SA	94,233	42,484
*	Enauta Participacoes SA	55,267	211,447
	Energisa SA	68,020	528,295
*	Eneva SA	103,521	231,159
	Engie Brasil Energia SA	27,586	215,717
*	Enjoei SA	58,400	17,759
	Equatorial Energia SA	144,585	834,358
	Eternit SA	16,800	17,198
	Even Construtora e Incorporadora SA	52,473	58,353
	Ez Tec Empreendimentos e Participacoes SA	45,456	106,002
	Fleury SA	54,005	144,748
	Fras-Le SA	23,358	78,711
*	Gafisa SA	25,300	14,269
	Gerdau SA, Sponsored ADR	59,071	191,390
Ω	GPS Participacoes e Empreendimentos SA	38,774	119,280
	Grendene SA	66,750	69,392

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Grupo Casas Bahia SA	28,235	$22,313
*	Grupo De Moda Soma SA	103,158	108,335
	Grupo Mateus SA	81,453	96,341
	Grupo SBF SA	28,817	77,034
	Guararapes Confeccoes SA	40,800	49,412
*Ω	Hapvida Participacoes e Investimentos SA	1,282,632	922,944
*	Hidrovias do Brasil SA	220,984	137,525
	Hospital Mater Dei SA	14,500	11,998
	Hypera SA	32,285	164,389
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	10,700	39,821
	Iochpe Maxion SA	51,460	113,635
	Irani Papel e Embalagem SA	42,969	64,118
*	IRB-Brasil Resseguros SA	25,780	133,592
	Itau Unibanco Holding SA	21,736	111,905
	Jalles Machado SA	45,029	55,727
	JBS SA	52,262	311,568
	JHSF Participacoes SA	130,759	94,322
	JSL SA	40,755	68,091
	Kepler Weber SA	46,800	87,541
	Klabin SA	235,304	918,976
	Lavvi Empreendimentos Imobiliarios SA	36,000	56,710
	Localiza Rent a Car SA	36,098	279,730
	LOG Commercial Properties e Participacoes SA	12,594	48,407
*	Log-in Logistica Intermodal SA	12,494	82,658
	Lojas Quero-Quero SA	48,683	33,654
	Lojas Renner SA	229,879	538,917
*Ω	LWSA SA	149,035	115,936
	M Dias Branco SA	15,058	71,721
*	Magazine Luiza SA	21,327	41,740
	Marcopolo SA	76,800	63,953
*	Marfrig Global Foods SA	70,281	140,533
	Melnick Even Desenvolvimento Imobiliario SA	25,547	15,583
	Mills Locacao Servicos e Logistica SA	45,673	89,712
	Minerva SA	79,271	88,154
*	Moura Dubeux Engenharia SA	25,187	62,699
*	Movida Participacoes SA	45,707	52,769
*	MPM Corporeos SA	98,912	17,313
*	MRV Engenharia e Participacoes SA	79,688	94,817
*	Multilaser Industrial SA	49,672	17,125
	Multiplan Empreendimentos Imobiliarios SA	33,191	140,600
	Natura & Co. Holding SA	216,999	572,792
	Neoenergia SA	32,776	105,001
*	Oceanpact Servicos Maritimos SA	10,300	11,946
	Odontoprev SA	72,893	145,885
*	Oncoclinicas do Brasil Servicos Medicos SA	14,278	15,853
*	Orizon Valorizacao de Residuos SA	7,440	56,193
	Pet Center Comercio e Participacoes SA	59,500	36,818
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	31,500	449,505
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	42,200	555,352
	Petroleo Brasileiro SA (PETR3 BZ)	683,823	4,908,500
	Petroreconcavo SA	33,595	122,711
	Plano & Plano Desenvolvimento Imobiliario SA	25,100	53,873
	Porto Seguro SA	92,486	500,353
*	Portobello SA	21,637	17,329
	Positivo Tecnologia SA	23,500	28,086
	PRIO SA	119,401	1,014,337
	Raia Drogasil SA	211,489	1,031,991
Ω	Rede D'Or Sao Luiz SA	10,863	52,989
	Romi SA	26,826	50,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Rumo SA	28,790	$112,744
	Santos Brasil Participacoes SA	83,649	193,884
	Sao Carlos Empreendimentos e Participacoes SA	9,300	40,037
	Sao Martinho SA	72,000	369,919
#*	Sendas Distribuidora SA (ASAI US), ADR	21,313	185,210
*	Sendas Distribuidora SA (ASAI3 BZ)	335,823	583,044
*Ω	Ser Educacional SA	45,190	41,865
*	Serena Energia SA	57,144	87,291
*	Simpar SA	46,871	52,455
	SLC Agricola SA	45,615	144,840
	Smartfit Escola de Ginastica e Danca SA	30,805	115,461
	Suzano SA (SUZB3 BZ)	145,582	1,386,287
*	SYN prop e tech SA	10,500	18,879
	Tegma Gestao Logistica SA	10,018	42,898
	Telefonica Brasil SA (VIV US), ADR	3,430	29,464
	Telefonica Brasil SA (VIVT3 BZ)	15,270	130,963
	TIM SA	192,680	595,807
	TOTVS SA	50,973	250,082
	Transmissora Alianca de Energia Eletrica SA	88,932	531,282
	Trisul SA	36,232	31,068
	Tupy SA	28,583	124,820
	Ultrapar Participacoes SA (UGPA3 BZ)	182,977	718,496
	Unifique Telecomunicacoes SA	32,600	19,596
	Unipar Carbocloro SA	8,239	74,289
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	31,576
	Vale SA (VALE3 BZ)	397,700	4,333,380
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,581	71,542
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19,253	29,376
	Veste SA Estilo	1,700	4,112
	Vibra Energia SA	312,777	1,280,715
	Vittia Fertilizantes E Biologicos SA	10,128	10,923
	Vivara Participacoes SA	12,200	51,875
	Vulcabras SA	47,216	129,223
	WEG SA	61,968	555,024
	Wilson Sons SA	60,127	167,322
	Wiz Co.	25,600	27,564
	YDUQS Participacoes SA	67,054	129,694
*	Zamp SA	75,208	44,145
TOTAL BRAZIL			40,576,179
CANADA — (7.3%)
*	5N Plus, Inc.	22,100	96,682
	Acadian Timber Corp.	4,133	54,272
*	ACT Energy Technologies Ltd.	4,500	20,860
	ADENTRA, Inc.	6,745	213,345
	ADF Group, Inc.	6,900	70,117
*	Advantage Energy Ltd.	49,329	344,069
	Aecon Group, Inc.	25,549	311,440
	Africa Oil Corp.	122,132	208,765
	Ag Growth International, Inc.	4,685	193,318
	AGF Management Ltd., Class B	30,300	180,398
	Agnico Eagle Mines Ltd. (AEM CN)	26,157	2,018,266
	Agnico Eagle Mines Ltd. (AEM US)	11,544	890,860
#*	Aimia, Inc.	23,772	46,489
*	Air Canada	44,987	518,410
	Alamos Gold, Inc. (AGI CN), Class A	54,008	920,441
	Alamos Gold, Inc. (AGI US), Class A	57,678	982,256
	Algoma Central Corp.	1,200	12,785

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp. (AQN US)	85,820	$535,517
	Alimentation Couche-Tard, Inc.	60,948	3,757,132
	AltaGas Ltd.	81,960	1,954,241
	Altius Minerals Corp.	8,140	129,884
	Altus Group Ltd.	4,925	206,039
	Amerigo Resources Ltd.	65,100	75,914
	Andlauer Healthcare Group, Inc.	5,883	174,447
	Andrew Peller Ltd., Class A	10,400	31,562
	ARC Resources Ltd.	178,361	3,086,268
*	Aritzia, Inc.	29,744	976,350
	Atco Ltd., Class I	15,601	483,968
*	Athabasca Oil Corp.	187,300	767,840
	AtkinsRealis Group, Inc.	26,330	1,134,327
*	ATS Corp. (ATS CN)	24,335	731,293
*	Aurora Cannabis, Inc. (ACB CN)	552	3,385
#	Aurora Cannabis, Inc. (ACB US)	471	2,896
*	AutoCanada, Inc.	10,001	139,224
	B2Gold Corp. (BTO CN)	391,836	1,174,955
	Badger Infrastructure Solution	13,620	384,732
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	11,109
#*	Ballard Power Systems, Inc. (BLDP US)	57,556	131,228
	Bank of Montreal (BMO US)	67,310	5,676,252
	Bank of Nova Scotia (BNS CN)	10,016	467,701
	Bank of Nova Scotia (BNS US)	73,748	3,441,819
	Barrick Gold Corp. (0R22 LI)	32,190	593,885
	Barrick Gold Corp. (ABX CN)	3,391	62,827
	Barrick Gold Corp. (GOLD US)	147,896	2,737,555
*	Bausch & Lomb Corp.	9,857	169,738
*	Bausch Health Cos., Inc. (BHC CN)	29,319	176,681
#	Bausch Health Cos., Inc. (BHC US)	18,598	112,146
	Baytex Energy Corp.	90,639	336,782
	BCE, Inc. (BCE CN)	147	4,945
	BCE, Inc. (BCE US)	6,824	230,174
#	Birchcliff Energy Ltd.	65,215	282,938
	Bird Construction, Inc.	18,045	338,389
	Black Diamond Group Ltd.	20,727	138,115
*	BlackBerry Ltd.	10,216	24,723
	BMTC Group, Inc.	1,900	18,014
*	Bombardier, Inc. (BBD/A CN), Class A	504	34,081
*	Bombardier, Inc. (BBD/B CN), Class B	14,138	954,170
*	Bonterra Energy Corp.	12,185	42,186
#	Boralex, Inc., Class A	11,143	276,507
	Boyd Group Services, Inc.	7,229	1,212,015
	Brookfield Corp. (BN US), Class A	66,851	3,259,011
	Brookfield Reinsurance Ltd. (BNRE US)	520	25,428
#	BRP, Inc. (DOO CN)	518	37,530
	BRP, Inc. (DOOO US)	6,204	449,294
*	CAE, Inc. (CAE CN)	5,583	101,579
*	CAE, Inc. (CAE US)	37,762	686,513
*	Calfrac Well Services Ltd.	8,000	25,032
	Calian Group Ltd.	2,600	105,834
	Cameco Corp. (CCJ US)	16,728	760,957
	Canaccord Genuity Group, Inc.	23,651	161,025
#	Canacol Energy Ltd.	9,597	30,654
*	Canada Goose Holdings, Inc. (GOOS CN)	10,400	119,996
	Canadian Imperial Bank of Commerce (CM CN)	3,405	176,089
	Canadian Imperial Bank of Commerce (CM US)	99,858	5,161,660
	Canadian National Railway Co. (CNI US)	33,188	3,841,511
	Canadian National Railway Co. (CNR CN)	60	6,946

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources Ltd. (CNQ CN)	568	$20,167
	Canadian Natural Resources Ltd. (CNQ US)	227,656	8,077,235
	Canadian Pacific Kansas City Ltd. (CP US)	14,536	1,218,408
#	Canadian Tire Corp. Ltd., Class A	16,359	1,679,918
	Canadian Utilities Ltd., Class A	20,629	483,059
	Canadian Western Bank	39,024	1,348,521
*	Canfor Corp.	20,323	233,163
#	Capital Power Corp.	27,586	852,566
#*	Capstone Copper Corp.	147,815	993,534
#	Cardinal Energy Ltd.	52,198	259,733
	Cargojet, Inc.	1,100	103,917
	Cascades, Inc.	39,862	280,924
	CCL Industries, Inc., Class B	38,088	2,072,060
*	Celestica, Inc. (CLS CN)	21,675	1,136,774
*	Celestica, Inc. (CLS US)	37,771	1,980,711
	Cenovus Energy, Inc. (CVE CN)	103,904	2,093,658
	Cenovus Energy, Inc. (CVE US)	69,385	1,396,720
	Centerra Gold, Inc.	81,868	549,088
	CES Energy Solutions Corp.	88,606	530,102
*	CGI, Inc. (GIB US)	14,481	1,650,400
*	CGI, Inc. (GIBA CN)	12,368	1,410,274
	CI Financial Corp.	54,371	657,264
*	Cineplex, Inc.	6,220	41,447
*	Cipher Pharmaceuticals, Inc.	4,757	43,826
#	Cogeco Communications, Inc.	5,805	266,147
	Cogeco, Inc.	1,507	59,717
#	Colliers International Group, Inc. (CIGI CN)	1,500	202,155
	Colliers International Group, Inc. (CIGI US)	7,994	1,076,552
	Computer Modelling Group Ltd.	29,984	301,002
	Constellation Software, Inc.	1,541	4,862,234
	Converge Technology Solutions Corp.	43,464	132,534
	Corby Spirit & Wine Ltd.	3,900	38,021
*	Crew Energy, Inc.	40,527	120,350
*	Cronos Group, Inc. (CRON CN)	7,100	17,485
#	Cronos Group, Inc. (CRON US)	67,062	164,302
	Definity Financial Corp.	20,400	709,527
#*	Denison Mines Corp. (DML CN)	90,674	178,636
*	dentalcorp Holdings Ltd.	4,249	24,466
*	Descartes Systems Group, Inc. (DSGX US)	6,343	644,766
	Dexterra Group, Inc.	13,416	57,622
	Dollarama, Inc.	34,900	3,271,725
	Doman Building Materials Group Ltd.	31,012	160,378
*	Dorel Industries, Inc., Class B	11,212	56,034
	DREAM Unlimited Corp., Class A	13,700	212,448
	Dundee Precious Metals, Inc.	70,644	597,121
#	Dye & Durham Ltd.	6,736	64,596
	Dynacor Group, Inc.	9,400	35,880
	E-L Financial Corp. Ltd.	400	372,700
*	Eldorado Gold Corp. (EGO US)	5,587	94,756
*	Eldorado Gold Corp. (ELD CN)	71,439	1,211,297
	Element Fleet Management Corp.	146,249	2,797,549
#	Emera, Inc.	22,200	801,396
	Empire Co. Ltd., Class A	48,247	1,275,497
#	Enbridge, Inc. (ENB CN)	31,909	1,194,162
	Enbridge, Inc. (ENB US)	57,222	2,141,247
	Endeavour Mining PLC	60,684	1,335,297
*	Endeavour Silver Corp. (EDR CN)	14,200	63,973
#	Endeavour Silver Corp. (EXK US)	11,677	52,663
	Enerflex Ltd. (EFX CN)	36,512	204,424

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Energy Fuels, Inc.	27,818	$159,374
	Enghouse Systems Ltd.	14,122	314,322
*	Ensign Energy Services, Inc.	72,542	135,033
	EQB, Inc.	11,580	808,289
#	Equinox Gold Corp. (EQX CN)	31,847	178,766
*	Equinox Gold Corp. (EQX US)	81,823	459,845
*	ERO Copper Corp. (ERO CN)	15,478	302,688
*	ERO Copper Corp. (ERO US)	7,264	141,648
	Evertz Technologies Ltd.	10,300	96,237
	Exchange Income Corp.	7,900	278,029
	Exco Technologies Ltd.	11,598	66,951
#	Extendicare, Inc.	25,174	144,227
	Fairfax Financial Holdings Ltd.	5,708	6,731,566
	Fiera Capital Corp.	25,473	150,737
	Finning International, Inc.	56,844	1,629,173
*	Firan Technology Group Corp.	6,200	28,560
	Firm Capital Mortgage Investment Corp.	12,344	105,322
	First Majestic Silver Corp. (AG US)	71,859	444,089
	First Majestic Silver Corp. (FR CN)	10,702	66,197
	First National Financial Corp.	5,700	152,795
	First Quantum Minerals Ltd.	74,388	910,555
	FirstService Corp. (FSV US)	8,026	1,401,019
*	Fission Uranium Corp.	126,692	106,445
*	Florida Canyon Gold, Inc.	8,385	3,279
	Foraco International SA	25,652	51,280
#	Fortis, Inc. (FTS CN)	26,021	1,087,844
	Fortis, Inc. (FTS US)	10,099	422,542
*	Fortuna Mining Corp. (FSM US)	31,688	153,053
*	Fortuna Mining Corp. (FVI CN)	83,472	402,049
	Franco-Nevada Corp. (FNV US)	5,120	660,275
#	Freehold Royalties Ltd.	42,298	433,810
	Frontera Energy Corp.	5,281	29,720
*	Galiano Gold, Inc.	42,200	77,636
	Gamehost, Inc.	9,187	70,201
*	GDI Integrated Facility Services, Inc.	3,443	86,384
#	Gear Energy Ltd.	22,923	12,120
	George Weston Ltd.	10,024	1,552,408
#	GFL Environmental, Inc.	24,628	956,059
	Gibson Energy, Inc.	60,233	984,215
	Gildan Activewear, Inc. (GIL CN)	389	15,840
	Gildan Activewear, Inc. (GIL US)	43,825	1,782,363
	goeasy Ltd.	6,000	883,019
*	GoGold Resources, Inc.	26,800	29,893
*	GoldMoney, Inc.	1,120	6,092
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	122,421
	Great-West Lifeco, Inc.	56,071	1,684,181
	Guardian Capital Group Ltd., Class A	8,800	281,659
*	Haivision Systems, Inc.	5,828	17,307
	Hammond Manufacturing Co. Ltd., Class A	2,200	15,855
	Hammond Power Solutions, Inc.	2,227	192,496
	Headwater Exploration, Inc.	80,807	427,841
*	Heroux-Devtek, Inc.	10,900	246,240
	High Liner Foods, Inc.	9,675	92,570
#*	HLS Therapeutics, Inc.	2,000	4,737
	Hudbay Minerals, Inc. (HBM CN)	121,585	1,014,496
Ω	Hydro One Ltd.	27,371	857,816
#*	i-80 Gold Corp.	17,870	19,026
	iA Financial Corp., Inc.	36,578	2,473,416
*	IAMGOLD Corp. (IMG CN)	244,187	1,006,355

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	IGM Financial, Inc.	18,898	$535,465
*	Illumin Holdings, Inc.	7,500	8,746
*	Imperial Metals Corp.	21,384	32,216
	Imperial Oil Ltd. (IMO CN)	6,378	456,921
	Imperial Oil Ltd. (IMO US)	21,524	1,540,257
	Information Services Corp.	4,900	90,643
	Innergex Renewable Energy, Inc.	12,535	86,163
#	InPlay Oil Corp.	4,700	7,830
	Intact Financial Corp.	6,580	1,195,757
*	Interfor Corp.	20,903	274,488
*	Ivanhoe Mines Ltd., Class A	15,341	200,561
Ω	Jamieson Wellness, Inc.	4,311	102,010
*	K92 Mining, Inc.	57,662	329,939
*	Karora Resources, Inc.	4,354	20,088
	K-Bro Linen, Inc.	2,800	73,151
*	Kelt Exploration Ltd.	65,964	289,054
	Keyera Corp.	63,989	1,805,216
*	Kinaxis, Inc.	138	16,978
	Kinross Gold Corp. (K CN)	445,385	4,048,515
	Kinross Gold Corp. (KGC US)	188,400	1,706,904
*	Knight Therapeutics, Inc.	25,978	107,626
*	Kolibri Global Energy, Inc.	2,900	9,284
#	KP Tissue, Inc.	2,889	17,640
	Labrador Iron Ore Royalty Corp.	20,388	453,050
#*	Largo, Inc. (LGO CN)	4,970	10,259
	Lassonde Industries, Inc., Class A	1,212	131,677
#	Laurentian Bank of Canada	9,072	175,704
	Leon's Furniture Ltd.	10,815	214,631
#*	Lightspeed Commerce, Inc. (LSPD US)	53,670	718,641
	Linamar Corp.	19,860	990,662
	Loblaw Cos. Ltd.	13,409	1,653,484
*	Lucara Diamond Corp.	157,133	35,850
	Lundin Gold, Inc.	41,117	711,764
	Lundin Mining Corp.	237,601	2,398,984
	Magellan Aerospace Corp.	7,228	49,839
#	Magna International, Inc. (MG CN)	5,037	223,530
#	Magna International, Inc. (MGA US)	75,692	3,358,454
	Mainstreet Equity Corp.	1,200	169,442
*	Major Drilling Group International, Inc.	36,771	251,150
	Manulife Financial Corp. (MFC CN)	20,608	548,989
	Manulife Financial Corp. (MFC US)	89,032	2,370,922
	Maple Leaf Foods, Inc.	17,118	312,566
	Martinrea International, Inc.	27,498	226,652
*	Mattr Corp.	20,864	265,211
*	MDA Space Ltd.	23,244	222,398
	Medical Facilities Corp.	10,522	106,466
*	MEG Energy Corp.	119,337	2,472,916
	Melcor Developments Ltd.	4,200	36,961
	Methanex Corp. (MEOH US)	20,253	984,093
	Methanex Corp. (MX CN)	3,300	160,429
	Metro, Inc.	26,625	1,585,551
	Morguard Corp.	1,200	97,033
	MTY Food Group, Inc.	6,270	206,897
#	Mullen Group Ltd.	33,713	365,052
	National Bank of Canada	72,772	6,086,778
	Neo Performance Materials, Inc.	2,000	11,516
*	New Gold, Inc. (NGD CN)	258,942	598,287
*	NFI Group, Inc.	9,211	114,416
#	North American Construction Group Ltd. (NOA CN)	10,310	206,252

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	North West Co., Inc.	18,436	$597,018
	Northland Power, Inc.	73,603	1,230,937
	Nutrien Ltd. (NTR CN)	30,341	1,556,112
	Nutrien Ltd. (NTR US)	54,433	2,786,956
	Nuvei Corp.	4,118	136,306
*	NuVista Energy Ltd.	65,011	629,556
*	Obsidian Energy Ltd. (OBE US)	15,128	113,157
	OceanaGold Corp.	289,074	711,876
	Onex Corp.	21,453	1,470,082
	Open Text Corp. (OTEX US)	31,199	983,704
*	Organigram Holdings, Inc. (OGI CN)	2,775	4,683
#	Organigram Holdings, Inc. (OGI US)	2,676	4,495
*	Orla Mining Ltd. (ORLA US)	11,449	42,819
	Osisko Gold Royalties Ltd. (OR CN)	22,146	388,335
	Osisko Gold Royalties Ltd. (OR US)	1,557	27,310
*	Osisko Mining, Inc.	74,025	175,324
	Pan American Silver Corp. (PAAS CN)	96,896	2,227,568
#	Pan American Silver Corp. (PAAS US)	591	13,581
	Paramount Resources Ltd., Class A	29,332	636,284
	Parex Resources, Inc.	34,096	511,446
	Park Lawn Corp.	8,512	163,193
	Parkland Corp.	53,844	1,510,432
	Pason Systems, Inc.	26,102	309,295
	Pembina Pipeline Corp. (PBA US)	35,496	1,375,115
#	Pembina Pipeline Corp. (PPL CN)	7,409	287,145
#*	Perpetua Resources Corp.	5,688	38,622
#	Peyto Exploration & Development Corp.	75,923	811,664
	PHX Energy Services Corp.	16,900	129,383
#	Pine Cliff Energy Ltd.	37,500	24,717
	Pizza Pizza Royalty Corp.	11,300	108,691
	Polaris Renewable Energy, Inc.	8,314	77,561
	Pollard Banknote Ltd.	4,583	93,642
#	PrairieSky Royalty Ltd.	32,986	662,993
*	Precision Drilling Corp. (PD CN)	5,509	423,830
	Premium Brands Holdings Corp.	9,430	637,796
	Primo Water Corp. (PRMW CN)	19,458	426,888
	Primo Water Corp. (PRMW US)	40,885	896,608
	Propel Holdings, Inc.	8,500	177,739
*	Quarterhill, Inc.	41,182	51,006
	Quebecor, Inc., Class B	44,377	980,334
	RB Global, Inc. (RBA CN)	4,400	350,528
	RB Global, Inc. (RBA US)	3,547	282,448
*	Real Matters, Inc.	10,018	55,291
#	Restaurant Brands International, Inc. (QSR CN)	13,448	941,599
#	Restaurant Brands International, Inc. (QSR US)	10,081	705,569
	Richelieu Hardware Ltd.	17,000	502,126
	Rogers Communications, Inc. (RCI US), Class B	9,618	371,736
	Rogers Communications, Inc. (RCIB CN), Class B	46,084	1,782,077
	Rogers Sugar, Inc.	37,778	157,061
	Royal Bank of Canada (RY CN)	42,795	4,782,104
#	Royal Bank of Canada (RY US)	63,446	7,089,456
	Russel Metals, Inc.	23,480	682,640
	Sandstorm Gold Ltd. (SAND US)	94,890	545,617
*	Sangoma Technologies Corp.	3,400	17,854
	Saputo, Inc.	16,874	387,797
#	Savaria Corp.	11,749	165,770
*	Seabridge Gold, Inc. (SA US)	8,449	140,253
*	Seabridge Gold, Inc. (SEA CN)	4,791	79,500
#	Secure Energy Services, Inc.	93,409	824,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Shopify, Inc. (SHOP US), Class A	11,068	$677,362
	Sienna Senior Living, Inc.	15,314	172,146
*	SilverCrest Metals, Inc. (SIL CN)	4,100	40,119
*	SilverCrest Metals, Inc. (SILV US)	43,022	419,895
Ω	Sleep Country Canada Holdings, Inc.	13,900	352,572
*	SNDL, Inc.	5,618	12,753
*	Source Energy Services Ltd.	6,300	68,720
#*	Spartan Delta Corp.	9,557	28,104
Ω	Spin Master Corp.	10,205	233,644
	Sprott, Inc. (SII CN)	1,989	88,642
	Sprott, Inc. (SII US)	1,410	62,858
	SSR Mining, Inc. (SSRM CN)	82,255	456,360
	Stantec, Inc. (STN CN)	8,643	760,476
	Stantec, Inc. (STN US)	11,912	1,048,137
	Stelco Holdings, Inc.	15,525	747,211
	Stella-Jones, Inc.	25,573	1,720,549
*Ω	STEP Energy Services Ltd.	5,700	18,578
	StorageVault Canada, Inc.	41,403	140,644
*	Strathcona Resources Ltd.	251	5,901
	Sun Life Financial, Inc. (SLF CN)	6,784	336,780
	Sun Life Financial, Inc. (SLF US)	65,217	3,235,415
	Suncor Energy, Inc. (SU CN)	29,216	1,166,814
	Suncor Energy, Inc. (SU US)	185,778	7,416,258
	Superior Plus Corp.	83,238	481,106
	Surge Energy, Inc.	27,588	140,675
	Sylogist Ltd.	6,800	53,143
#	Tamarack Valley Energy Ltd.	203,231	603,518
#*	Taseko Mines Ltd. (TKO CN)	90,127	197,142
	TC Energy Corp. (TRP CN)	14,134	600,105
	TC Energy Corp. (TRP US)	131,967	5,596,720
	Teck Resources Ltd. (TECK US), Class B	91,349	4,477,014
	Teck Resources Ltd. (TECKB CN), Class B	6,161	302,015
	TELUS Corp.	14,671	236,857
*	Tenaz Energy Corp.	10,400	53,934
*	TerrAscend Corp.	14,600	20,409
	TerraVest Industries, Inc.	3,794	225,005
	TFI International, Inc. (TFII CN)	10,534	1,639,707
	TFI International, Inc. (TFII US)	3,100	482,825
	Thomson Reuters Corp. (TRI US)	5,720	926,182
#	Tidewater Midstream & Infrastructure Ltd.	119,343	50,135
	Timbercreek Financial Corp.	34,144	189,187
	TMX Group Ltd.	29,375	892,750
#	Topaz Energy Corp.	28,354	533,749
*	Torex Gold Resources, Inc.	34,127	541,078
	Toromont Industries Ltd.	17,873	1,662,183
	Toronto-Dominion Bank (TD CN)	10,085	595,538
	Toronto-Dominion Bank (TD US)	89,326	5,272,914
	Total Energy Services, Inc.	17,210	122,158
#*	Touchstone Exploration, Inc.	17,050	7,163
	Tourmaline Oil Corp.	77,189	3,396,394
#	TransAlta Corp.	73,083	550,511
*	Transat AT, Inc.	5,531	8,893
	Transcontinental, Inc., Class A	28,906	341,265
	Trican Well Service Ltd.	112,926	412,231
	Triple Flag Precious Metals Corp. (TFPM CN)	900	13,924
	Triple Flag Precious Metals Corp. (TFPM US)	13,149	203,554
*	Trisura Group Ltd. (TRRSF US)	242	8,203
*	Trisura Group Ltd. (TSU CN)	4,731	158,231
	Vecima Networks, Inc.	3,700	58,207

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Veren, Inc. (VRN CN)	132,111	$1,031,512
	Veren, Inc. (VRN US)	40,147	313,147
	Vermilion Energy, Inc. (VET CN)	49,528	532,713
	Vermilion Energy, Inc. (VET US)	32,218	346,021
	VersaBank (VBNK CN)	2,000	24,119
	VersaBank (VBNK US)	2,582	31,294
*	VerticalScope Holdings, Inc.	1,600	9,155
*	Vitalhub Corp.	8,887	50,593
	Wajax Corp.	11,444	220,483
*	Wall Financial Corp.	200	2,838
	Waste Connections, Inc. (WCN CN)	2,961	526,657
	Waste Connections, Inc. (WCN US)	6,135	1,090,561
#*	Well Health Technologies Corp.	55,893	195,938
*	Wesdome Gold Mines Ltd.	22,421	215,822
	West Fraser Timber Co. Ltd. (WFG CN)	10,895	966,121
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	693,904
	Western Forest Products, Inc.	187,059	56,227
	Westshore Terminals Investment Corp.	12,032	201,746
	Wheaton Precious Metals Corp. (WPM US)	16,499	985,980
	Whitecap Resources, Inc.	233,236	1,797,433
	Winpak Ltd.	10,327	355,740
	WSP Global, Inc.	12,651	2,101,460
*	Yangarra Resources Ltd.	39,182	29,515
#	Yellow Pages Ltd.	3,896	26,949
TOTAL CANADA			288,987,081
CHILE — (0.1%)
	Aguas Andinas SA, Class A	597,185	177,467
	Banco de Chile (BCH US), ADR	8,233	196,929
	Banco de Chile (CHILE CI)	1,442,844	171,893
	Banco de Credito e Inversiones SA	8,540	249,724
	Banco Santander Chile (BSAN CI)	2,316,770	115,362
	Besalco SA	135,131	81,061
*	CAP SA	23,985	135,220
	Cencosud SA	275,808	509,815
	Cencosud Shopping SA	77,297	120,721
	Cia Cervecerias Unidas SA (CCU CI)	18,409	101,654
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	58,403
	Cia Sud Americana de Vapores SA	3,460,198	237,801
*	Clinica Las Condes SA	540	7,740
	Colbun SA	959,260	124,761
	Embotelladora Andina SA, ADR, Class B	4,442	84,975
	Empresa Nacional de Telecomunicaciones SA	57,647	162,106
	Empresas CMPC SA	130,121	226,015
	Empresas Copec SA	30,663	213,563
	Enel Americas SA (ENELAM CI)	908,987	85,072
	Enel Chile SA (ENELCHIL CI)	4,841,673	276,557
	Enel Chile SA (ENIC US), ADR	24,310	68,554
*	Engie Energia Chile SA	113,046	102,739
*	Falabella SA	63,060	208,889
	Forus SA	8,525	17,740
	Grupo Security SA	527,307	148,908
	Inversiones Aguas Metropolitanas SA	153,911	112,434
	Inversiones La Construccion SA	9,340	73,282
	Multiexport Foods SA	25,298	5,670
	Parque Arauco SA	122,403	194,935
	PAZ Corp. SA	29,524	17,284
	Plaza SA	56,571	87,691
*	Ripley Corp. SA	389,601	112,097

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	215,111	$127,439
	Sigdo Koppers SA	12,552	15,384
	SMU SA	762,426	126,278
	Sociedad Matriz SAAM SA	1,592,635	178,595
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	284,575
	SONDA SA	190,611	80,545
	Vina Concha y Toro SA	104,388	130,890
TOTAL CHILE			5,430,768
CHINA — (6.4%)
	360 Security Technology, Inc., Class A	23,200	24,073
	361 Degrees International Ltd.	364,000	160,168
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	33,600	61,529
Ω	3SBio, Inc.	616,000	483,184
*	5I5J Holding Group Co. Ltd., Class A	67,400	26,115
	AAC Technologies Holdings, Inc.	240,500	880,348
*	ADAMA Ltd., Class A	18,100	11,338
*	Addsino Co. Ltd., Class A	21,000	19,015
	Advanced Technology & Materials Co. Ltd., Class A	24,500	29,098
	AECC Aero-Engine Control Co. Ltd., Class A	16,900	51,086
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	22,012
#*	Agile Group Holdings Ltd.	518,000	32,790
*	Agora, Inc., ADR	21,332	53,330
	Agricultural Bank of China Ltd., Class H	2,661,000	1,190,778
	Aier Eye Hospital Group Co. Ltd., Class A	34,527	52,887
*	AIM Vaccine Co. Ltd.	11,600	9,973
#*Ω	AInnovation Technology Group Co. Ltd.	40,500	22,613
#*	Air China Ltd., Class H	230,000	104,158
	Aisino Corp., Class A	38,600	43,611
	Ajisen China Holdings Ltd.	255,000	31,626
#Ω	AK Medical Holdings Ltd.	112,000	62,009
	Alibaba Group Holding Ltd. (9988 HK)	889,000	8,747,958
*	Alibaba Health Information Technology Ltd.	604,000	255,481
*	Alibaba Pictures Group Ltd.	4,810,000	243,030
#Ω	A-Living Smart City Services Co. Ltd.	281,000	97,452
*Ω	Alliance International Education Leasing Holdings Ltd.	141,000	8,286
	Allmed Medical Products Co. Ltd., Class A	16,300	14,868
#*Ω	Alphamab Oncology	19,000	5,403
	Aluminum Corp. of China Ltd., Class H	1,254,000	701,970
	Amlogic Shanghai Co. Ltd., Class A	2,403	21,980
	Amoy Diagnostics Co. Ltd., Class A	13,520	35,400
	An Hui Wenergy Co. Ltd., Class A	26,300	32,292
*	ANE Cayman, Inc.	119,500	112,683
#*	Angang Steel Co. Ltd., Class H	630,800	97,724
	Angel Yeast Co. Ltd., Class A	8,472	35,123
Ω	Angelalign Technology, Inc.	6,200	42,534
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	41,469
	Anhui Conch Cement Co. Ltd., Class H	192,000	468,141
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	36,220
	Anhui Expressway Co. Ltd., Class H	114,000	137,772
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	43,151
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	54,660
	Anhui Heli Co. Ltd., Class A	7,100	17,723
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	42,816
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	44,374
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	9,866
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	13,500	37,621
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	32,552
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	39,276

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	$51,260
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	11,489
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	14,141
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	30,012
	Anhui Xinhua Media Co. Ltd., Class A	42,300	36,815
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	50,585
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	62,317
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,199	35,053
	Anjoy Foods Group Co. Ltd., Class A	7,000	76,978
	ANTA Sports Products Ltd.	169,000	1,512,691
	Anton Oilfield Services Group	980,000	70,091
	Aoshikang Technology Co. Ltd., Class A	9,200	33,204
	Aotecar New Energy Technology Co. Ltd., Class A	74,400	25,265
*	Aowei Holdings Ltd.	114,000	5,817
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	51,965
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	13,603
	APT Satellite Holdings Ltd.	134,750	37,081
*Ω	Arrail Group Ltd.	31,500	17,205
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	18,800	40,333
	Asia Cement China Holdings Corp.	200,500	74,052
Ω	AsiaInfo Technologies Ltd.	74,000	43,232
*	ASR Microelectronics Co. Ltd., Class A	3,716	19,469
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,520	56,622
*	AustAsia Group Ltd.	57,980	8,497
	Autel Intelligent Technology Corp. Ltd., Class A	5,679	20,371
	Autobio Diagnostics Co. Ltd., Class A	10,800	62,946
	Avary Holding Shenzhen Co. Ltd., Class A	26,900	139,097
	AVIC Industry-Finance Holdings Co. Ltd., Class A	83,200	27,750
	AviChina Industry & Technology Co. Ltd., Class H	836,000	408,948
	Avicopter PLC, Class A	6,300	36,790
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	16,707
Ω	BAIC Motor Corp. Ltd., Class H	710,500	191,943
*	Baidu, Inc. (9888 HK), Class A	134,750	1,494,054
*	Baidu, Inc. (BIDU US), Sponsored ADR	10,380	919,357
*Ω	Bairong, Inc.	67,500	78,276
	Bank of Beijing Co. Ltd., Class A	130,000	95,868
	Bank of Changsha Co. Ltd., Class A	60,500	62,986
	Bank of Chengdu Co. Ltd., Class A	79,300	160,120
	Bank of China Ltd., Class H	6,325,000	2,816,447
	Bank of Chongqing Co. Ltd., Class H	268,500	174,464
	Bank of Communications Co. Ltd., Class H	721,000	523,870
	Bank of Guiyang Co. Ltd., Class A	63,400	46,142
	Bank of Hangzhou Co. Ltd., Class A	78,200	145,721
	Bank of Jiangsu Co. Ltd., Class A	192,400	204,755
	Bank of Nanjing Co. Ltd., Class A	100,600	140,514
	Bank of Ningbo Co. Ltd., Class A	74,470	221,666
	Bank of Shanghai Co. Ltd., Class A	89,793	90,565
	Bank of Suzhou Co. Ltd., Class A	54,474	54,258
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	208,966	20,611
	Baoshan Iron & Steel Co. Ltd., Class A	189,600	178,355
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	18,252
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	18,649
	Baoxiniao Holding Co. Ltd., Class A	26,100	15,247
*	Baoye Group Co. Ltd., Class H	78,000	48,165
*	Baozun, Inc. (9991 HK), Class A	21,700	17,315
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	25,992
	BBMG Corp., Class H	767,000	57,883
*	Be Friends Holding Ltd.	64,000	11,498
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,556

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Befar Group Co. Ltd., Class A	48,200	$23,690
	Beibuwan Port Co. Ltd., Class A	21,200	22,466
*	BeiGene Ltd. (6160 HK)	24,200	307,890
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	17,513
*	Beijing Capital Development Co. Ltd., Class A	68,727	20,323
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	68,039
*	Beijing Capital International Airport Co. Ltd., Class H	680,000	226,311
	Beijing Career International Co. Ltd., Class A	6,500	13,467
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	13,564
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	16,192
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	24,857
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	19,683
	Beijing Easpring Material Technology Co. Ltd., Class A	6,800	28,992
	Beijing Energy International Holding Co. Ltd.	1,960,000	40,905
	Beijing Enlight Media Co. Ltd., Class A	21,398	22,872
	Beijing Enterprises Holdings Ltd.	196,000	650,339
	Beijing Enterprises Water Group Ltd.	1,578,000	486,893
	Beijing Gehua CATV Network Co. Ltd., Class A	22,300	18,779
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	21,294
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	17,616
	Beijing Haohua Energy Resource Co. Ltd., Class A	15,700	17,500
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	14,585
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	37,747
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	77,697
	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	26,553
	Beijing Kingsoft Office Software, Inc., Class A	641	18,704
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	13,426
	Beijing New Building Materials PLC, Class A	17,175	61,728
	Beijing North Star Co. Ltd., Class H	286,000	23,084
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	24,583
	Beijing Oriental Jicheng Co. Ltd., Class A	7,200	22,064
	Beijing Originwater Technology Co. Ltd., Class A	57,219	33,492
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	10,685
	Beijing Roborock Technology Co. Ltd., Class A	975	42,444
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	16,693
	Beijing Sanyuan Foods Co. Ltd., Class A	21,300	11,350
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,500	9,255
	Beijing Shiji Information Technology Co. Ltd., Class A	22,600	17,521
	Beijing Shougang Co. Ltd., Class A	79,700	30,774
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	27,803
	Beijing Sifang Automation Co. Ltd., Class A	9,100	21,924
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	40,455
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	24,867
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	11,708
	Beijing Strong Biotechnologies, Inc., Class A	13,300	25,086
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	12,759
	Beijing Tiantan Biological Products Corp. Ltd., Class A	3,360	11,575
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	91,366
	Beijing Tongrentang Co. Ltd., Class A	7,000	36,142
	Beijing Ultrapower Software Co. Ltd., Class A	36,500	42,173
	Beijing United Information Technology Co. Ltd., Class A	10,809	33,027
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20	191
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	11,395
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	55,309
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	25,960
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	21,831
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	174,400	138,090
*	Beiqi Foton Motor Co. Ltd., Class A	72,100	28,493

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bengang Steel Plates Co. Ltd., Class A	59,800	$22,006
	Best Pacific International Holdings Ltd., Class H	34,000	9,856
	Bestore Co. Ltd., Class A	11,700	18,184
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	21,962
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	30,601
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	16,068
	BGI Genomics Co. Ltd., Class A	5,900	29,482
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	35,235
	Binhai Investment Co. Ltd.	137,841	20,118
	Binjiang Service Group Co. Ltd.	29,500	59,152
	Black Peony Group Co. Ltd., Class A	20,300	10,386
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	23,853
Ω	Blue Moon Group Holdings Ltd.	175,000	45,287
*	Blue Sail Medical Co. Ltd., Class A	35,300	21,751
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	15,329
Ω	BOC Aviation Ltd.	83,000	728,302
	BOC International China Co. Ltd., Class A	28,400	36,975
*	BOE HC SemiTek Corp., Class A	30,900	18,399
	BOE Technology Group Co. Ltd., Class A	284,100	155,121
	BOE Varitronix Ltd.	128,000	73,246
*	Bohai Leasing Co. Ltd., Class A	144,400	58,012
	Bosideng International Holdings Ltd.	1,436,000	717,786
	Boyaa Interactive International Ltd.	45,000	9,864
	Bright Dairy & Food Co. Ltd., Class A	39,100	44,481
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	13,567
††	Brilliance China Automotive Holdings Ltd.	1,032,001	505,069
	Bros Eastern Co. Ltd., Class A	26,700	17,452
	B-Soft Co. Ltd., Class A	20,455	9,770
	BTG Hotels Group Co. Ltd., Class A	21,200	36,408
#*	Burning Rock Biotech Ltd., ADR	765	5,617
	BYD Co. Ltd., Class H	59,500	1,761,483
	BYD Electronic International Co. Ltd.	210,000	817,294
	By-health Co. Ltd., Class A	16,000	30,015
*	C C Land Holdings Ltd.	665,499	102,364
	C&D International Investment Group Ltd.	273,789	458,904
	C&D Property Management Group Co. Ltd.	22,000	7,858
	C&S Paper Co. Ltd., Class A	29,600	29,692
	Caitong Securities Co. Ltd., Class A	46,670	44,504
	Camel Group Co. Ltd., Class A	41,308	42,843
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	29,226
	Canmax Technologies Co. Ltd., Class A	20,550	49,389
	Canny Elevator Co. Ltd., Class A	15,300	12,382
	Canvest Environmental Protection Group Co. Ltd.	166,000	93,626
*	Capital Environment Holdings Ltd.	1,420,000	16,172
#*Ω	CARsgen Therapeutics Holdings Ltd.	27,500	14,165
	Castech, Inc., Class A	8,250	26,414
	CCCC Design & Consulting Group Co. Ltd., Class A	23,800	30,166
	CCS Supply Chain Management Co. Ltd., Class A	35,100	18,847
	CECEP Solar Energy Co. Ltd., Class A	68,300	42,087
	CECEP Wind-Power Corp., Class A	164,120	68,394
	Central China Securities Co. Ltd., Class H	361,000	49,827
	CETC Digital Technology Co. Ltd., Class A	13,780	33,611
	CGN New Energy Holdings Co. Ltd.	866,000	258,100
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	19,638
Ω	CGN Power Co. Ltd., Class H	841,000	343,438
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	16,038
	Changchun High-Tech Industry Group Co. Ltd., Class A	3,000	39,382
	Changjiang Securities Co. Ltd., Class A	53,700	38,512
*	ChangYuan Technology Group Ltd., Class A	28,700	15,380

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	$17,946
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	41,407
	Chaoju Eye Care Holdings Ltd.	54,500	20,352
	Chaowei Power Holdings Ltd.	249,000	46,456
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	27,222
*	Chen Lin Education Group Holdings Ltd.	34,000	6,348
	Cheng De Lolo Co. Ltd., Class A	17,700	19,358
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	8,277
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	18,350
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	27,083
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	14,435
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	17,897
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	31,114
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	35,641
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	16,612
	Chengdu Wintrue Holding Co. Ltd., Class A	42,400	40,243
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	37,087
	Chengtun Mining Group Co. Ltd., Class A	61,400	40,440
	Chenguang Biotech Group Co. Ltd., Class A	14,900	16,606
	Chengxin Lithium Group Co. Ltd., Class A	22,700	40,910
	Chengzhi Co. Ltd., Class A	20,300	20,083
#	Chervon Holdings Ltd.	5,300	12,112
	Chifeng Jilong Gold Mining Co. Ltd., Class A	26,400	71,992
*	China Aerospace International Holdings Ltd.	690,000	25,575
	China Aircraft Leasing Group Holdings Ltd.	85,000	30,603
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	39,094
	China Baoan Group Co. Ltd., Class A	17,600	20,538
	China BlueChemical Ltd., Class H	596,000	148,656
*Ω	China Bohai Bank Co. Ltd., Class H	251,500	30,258
*	China Boton Group Co. Ltd.	130,000	30,525
	China CAMC Engineering Co. Ltd., Class A	30,400	30,771
	China Chunlai Education Group Co. Ltd.	44,000	26,324
	China Cinda Asset Management Co. Ltd., Class H	3,482,000	285,420
	China CITIC Bank Corp. Ltd., Class H	1,222,000	731,282
	China Coal Energy Co. Ltd., Class H	804,000	814,542
	China Coal Xinji Energy Co. Ltd., Class A	48,400	57,812
	China Communications Services Corp. Ltd., Class H	916,000	470,597
	China Conch Environment Protection Holdings Ltd.	434,000	44,503
	China Conch Venture Holdings Ltd.	530,000	463,167
	China Construction Bank Corp., Class H	9,236,000	6,449,367
	China CSSC Holdings Ltd., Class A	4,300	24,407
	China CYTS Tours Holding Co. Ltd., Class A	20,900	28,883
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	138,114
	China Design Group Co. Ltd., Class A	19,400	24,143
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	134,122
#*††	China Dili Group	715,599	11,339
	China Dongxiang Group Co. Ltd.	1,499,000	58,502
#Ω	China East Education Holdings Ltd.	244,500	77,476
#*	China Eastern Airlines Corp. Ltd., Class H	388,000	101,388
	China Education Group Holdings Ltd.	425,741	220,490
	China Electronics Huada Technology Co. Ltd.	276,000	40,027
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	28,952
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	326,000	35,051
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	134,505
	China Everbright Bank Co. Ltd., Class H	406,000	122,584
	China Everbright Environment Group Ltd.	857,111	387,199
	China Everbright Ltd.	366,000	182,931
	China Everbright Water Ltd.	52,712	9,838
Ω	China Feihe Ltd.	1,253,000	567,472

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Film Co. Ltd., Class A	18,541	$27,560
*	China Financial Services Holdings Ltd.	19,600	451
*	China First Heavy Industries Co. Ltd., Class A	56,700	18,993
	China Foods Ltd.	374,000	130,208
	China Galaxy Securities Co. Ltd., Class H	779,500	398,962
	China Gas Holdings Ltd.	935,600	850,854
	China Glass Holdings Ltd.	312,000	21,890
*	China Gold International Resources Corp. Ltd. (2099 HK)	90,900	496,292
*	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	518,208
	China Great Wall Securities Co. Ltd., Class A	49,600	48,265
*	China Greatwall Technology Group Co. Ltd., Class A	28,100	33,842
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	39,704
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	681
	China Hanking Holdings Ltd.	274,000	30,803
	China Harmony Auto Holding Ltd.	111,500	6,348
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	26,576
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	22,015
#	China Hongqiao Group Ltd.	700,000	871,924
#††	China Huiyuan Juice Group Ltd.	269,535	12,095
#Ω	China International Capital Corp. Ltd., Class H	235,200	262,152
#	China International Marine Containers Group Co. Ltd., Class H	401,900	312,238
	China Jinmao Holdings Group Ltd.	2,363,485	187,400
	China Jushi Co. Ltd., Class A	66,065	97,146
	China Kepei Education Group Ltd.	178,000	32,804
	China Kings Resources Group Co. Ltd., Class A	13,926	51,664
	China Leadshine Technology Co. Ltd., Class A	8,300	22,823
	China Lesso Group Holdings Ltd.	459,000	182,197
	China Life Insurance Co. Ltd., Class H	308,000	427,306
	China Lilang Ltd.	179,000	96,564
*Ω	China Literature Ltd.	95,800	310,431
	China Longyuan Power Group Corp. Ltd., Class H	363,000	325,487
	China Medical System Holdings Ltd.	514,000	426,272
	China Meheco Group Co. Ltd., Class A	20,340	29,143
#	China Meidong Auto Holdings Ltd.	256,000	67,519
	China Mengniu Dairy Co. Ltd.	884,000	1,479,191
	China Merchants Bank Co. Ltd., Class H	593,500	2,459,954
	China Merchants Energy Shipping Co. Ltd., Class A	164,320	177,427
	China Merchants Port Holdings Co. Ltd.	491,993	723,443
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	31,750
Ω	China Merchants Securities Co. Ltd., Class H	66,220	52,667
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	31,000	37,727
	China Minsheng Banking Corp. Ltd., Class H	816,900	289,518
	China Modern Dairy Holdings Ltd.	1,019,000	87,479
	China National Accord Medicines Corp. Ltd., Class A	13,130	55,037
	China National Building Material Co. Ltd., Class H	1,522,350	504,554
	China National Chemical Engineering Co. Ltd., Class A	55,700	57,774
	China National Gold Group Gold Jewellery Co. Ltd., Class A	14,100	17,470
	China National Medicines Corp. Ltd., Class A	14,000	65,319
	China National Nuclear Power Co. Ltd., Class A	285,772	436,386
Ω	China New Higher Education Group Ltd.	277,000	70,093
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	38,326
	China Nonferrous Mining Corp. Ltd.	488,000	347,554
*	China Oil & Gas Group Ltd.	2,268,000	55,919
	China Oilfield Services Ltd., Class H	576,000	507,395
	China Oriental Group Co. Ltd.	540,000	82,240
	China Overseas Grand Oceans Group Ltd.	735,283	151,216
	China Overseas Land & Investment Ltd.	482,500	780,026
	China Overseas Property Holdings Ltd.	560,000	336,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	433,000	$1,150,921
	China Petroleum & Chemical Corp., Class H	3,782,000	2,423,822
	China Power International Development Ltd.	1,037,999	488,593
	China Publishing & Media Co. Ltd., Class A	24,900	20,330
	China Railway Group Ltd., Class H	569,000	277,479
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	35,915
Ω	China Railway Signal & Communication Corp. Ltd., Class H	567,000	235,173
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	31,531
*	China Rare Earth Holdings Ltd.	768,399	29,982
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	9,519
	China Reinsurance Group Corp., Class H	1,934,000	131,175
#*††Ω	China Renaissance Holdings Ltd.	28,000	4,874
	China Resources Beer Holdings Co. Ltd.	379,807	1,181,551
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	1,500	6,583
	China Resources Building Materials Technology Holdings Ltd.	884,000	203,320
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	61,934
	China Resources Gas Group Ltd.	319,100	1,082,955
	China Resources Land Ltd.	626,000	1,871,171
	China Resources Medical Holdings Co. Ltd.	337,000	138,142
Ω	China Resources Mixc Lifestyle Services Ltd.	115,400	323,490
Ω	China Resources Pharmaceutical Group Ltd.	608,500	416,079
	China Resources Power Holdings Co. Ltd.	312,690	860,158
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,784	61,607
	China Risun Group Ltd.	412,000	157,084
#*	China Ruyi Holdings Ltd.	1,156,000	309,018
*	China Sanjiang Fine Chemicals Co. Ltd.	325,000	70,479
*	China Shanshui Cement Group Ltd.	204,000	13,860
Ω	China Shengmu Organic Milk Ltd.	1,189,000	27,965
	China Shenhua Energy Co. Ltd., Class H	715,000	2,973,049
	China Shineway Pharmaceutical Group Ltd.	147,000	151,422
*	China Silver Group Ltd.	216,000	7,456
	China South Publishing & Media Group Co. Ltd., Class A	45,700	74,740
*	China Southern Airlines Co. Ltd., Class H	494,000	181,465
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	27,900	16,492
	China State Construction Development Holdings Ltd.	224,000	59,789
	China State Construction Engineering Corp. Ltd., Class A	270,029	208,597
	China State Construction International Holdings Ltd.	680,000	950,636
*	China Sunshine Paper Holdings Co. Ltd.	260,000	71,435
	China Suntien Green Energy Corp. Ltd., Class H	395,000	169,319
	China Taiping Insurance Holdings Co. Ltd.	564,600	601,096
	China Testing & Certification International Group Co. Ltd., Class A	15,338	12,258
*††	China Tianrui Group Cement Co. Ltd.	28,000	129
	China Tianying, Inc., Class A	79,700	50,885
#	China Tobacco International HK Co. Ltd.	69,000	137,960
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	5,900	41,687
Ω	China Tower Corp. Ltd., Class H	13,896,000	1,705,018
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	474,118
	China TransInfo Technology Co. Ltd., Class A	30,900	37,653
	China Travel International Investment Hong Kong Ltd.	808,000	113,832
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	35,871
*	China Vanke Co. Ltd., Class H	376,084	206,226
*††	China Vered Financial Holding Corp. Ltd.	4,380,000	31,838
	China Water Affairs Group Ltd.	244,000	158,490
	China West Construction Group Co. Ltd., Class A	32,100	22,856
	China World Trade Center Co. Ltd., Class A	12,800	37,843
	China XD Electric Co. Ltd., Class A	20,200	20,044
	China XLX Fertiliser Ltd.	218,000	100,034
	China Yangtze Power Co. Ltd., Class A	66,200	273,563

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yongda Automobiles Services Holdings Ltd.	372,000	$74,277
*Ω	China Youran Dairy Group Ltd.	278,000	39,830
#*Ω	China Yuhua Education Corp. Ltd.	554,000	30,872
	China Zhenhua Group Science & Technology Co. Ltd., Class A	12,500	70,245
	China Zheshang Bank Co. Ltd., Class H	738,000	200,297
††	China Zhongwang Holdings Ltd.	809,600	32,642
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	15,111
	Chinasoft International Ltd.	830,000	404,462
	Chongqing Brewery Co. Ltd., Class A	4,200	36,028
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	65,858
	Chongqing Chuanyi Automation Co. Ltd., Class A	4,160	10,578
	Chongqing Department Store Co. Ltd., Class A	11,000	29,253
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	71,235
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	32,160	55,605
	Chongqing Gas Group Corp. Ltd., Class A	23,600	18,359
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	33,912
	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	303,934
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	68,486
	Chongqing Zhifei Biological Products Co. Ltd., Class A	17,650	69,236
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	19,970
	Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	59,031
	CIMC Enric Holdings Ltd.	266,000	247,526
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	38,576
	CITIC Ltd.	737,000	679,490
	CITIC Resources Holdings Ltd.	1,344,000	66,987
	CITIC Securities Co. Ltd., Class H	175,975	264,650
	City Development Environment Co. Ltd., Class A	24,900	40,730
*	Citychamp Watch & Jewellery Group Ltd.	440,000	55,160
*	ClouDr Group Ltd.	104,400	23,144
#*	CMGE Technology Group Ltd.	518,000	56,445
	CMOC Group Ltd., Class H	387,000	308,655
	CMST Development Co. Ltd., Class A	63,900	43,475
*	CNFinance Holdings Ltd., ADR	6,181	6,676
	CNGR Advanced Material Co. Ltd., Class A	7,810	32,330
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	31,152
	CNOOC Energy Technology & Services Ltd., Class A	53,200	28,425
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	33,793
*	COFCO Biotechnology Co. Ltd., Class A	60,100	42,490
#*	COFCO Joycome Foods Ltd.	1,033,000	209,068
	COFCO Sugar Holding Co. Ltd., Class A	41,100	49,913
	Comba Telecom Systems Holdings Ltd.	652,000	72,661
	Concord New Energy Group Ltd.	2,470,000	186,471
	Consun Pharmaceutical Group Ltd.	165,000	118,148
	Contemporary Amperex Technology Co. Ltd., Class A	26,960	694,614
	Continental Aerospace Technologies Holding Ltd.	1,270,866	22,038
#	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	134,551
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	376,000	451,057
	COSCO SHIPPING Holdings Co. Ltd., Class H	602,800	860,866
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	105,972
	COSCO SHIPPING Ports Ltd.	501,878	298,343
	CPMC Holdings Ltd.	280,000	249,174
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	35,551
	CRRC Corp. Ltd., Class H	518,000	320,975
Ω	CSC Financial Co. Ltd., Class H	71,000	50,215
	CSG Holding Co. Ltd., Class A	62,295	43,454
	CSPC Pharmaceutical Group Ltd.	2,712,800	2,017,905
	CSSC Hong Kong Shipping Co. Ltd.	478,000	96,125
*	CSSC Science & Technology Co. Ltd., Class A	20,900	38,490

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	45,970	$35,548
*	CWT International Ltd.	1,480,000	13,450
	Daan Gene Co. Ltd., Class A	38,400	26,927
#*	Dada Nexus Ltd., ADR	18,271	24,118
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	26,969
	Dalipal Holdings Ltd.	118,000	61,653
	Daqin Railway Co. Ltd., Class A	167,965	161,994
	Dashang Co. Ltd., Class A	5,720	12,745
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,136	31,188
	Datang International Power Generation Co. Ltd., Class H	562,000	113,003
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,612
	DBG Technology Co. Ltd., Class A	11,200	31,763
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	20,815
	Deppon Logistics Co. Ltd., Class A	15,200	27,126
	DHC Software Co. Ltd., Class A	48,900	31,361
	Dian Diagnostics Group Co. Ltd., Class A	15,300	26,570
	Digital China Group Co. Ltd., Class A	15,500	50,813
#	Digital China Holdings Ltd.	278,000	113,513
	Digital China Information Service Group Co. Ltd., Class A	17,600	21,661
#*	Dingdang Health Technology Group Ltd.	157,000	19,670
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	42,515
	Dongfang Electric Corp. Ltd., Class H	84,200	112,948
	Dongfang Electronics Co. Ltd., Class A	26,700	41,591
*	Dongfeng Motor Group Co. Ltd., Class H	846,000	248,035
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	8,358
	Dongguan Development Holdings Co. Ltd., Class A	26,300	37,362
	Dongxing Securities Co. Ltd., Class A	45,600	55,485
	Dongyue Group Ltd.	620,000	540,189
#*	DouYu International Holdings Ltd.	7,863	132,881
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	43,404
*Ω	East Buy Holding Ltd.	46,000	63,885
	East Money Information Co. Ltd., Class A	35,627	54,919
	Easyhome New Retail Group Co. Ltd., Class A	87,800	31,271
	E-Commodities Holdings Ltd.	660,000	133,361
	Edifier Technology Co. Ltd., Class A	17,400	28,539
	Edvantage Group Holdings Ltd.	109,630	31,297
	EEKA Fashion Holdings Ltd.	92,000	107,163
*	Elion Energy Co. Ltd., Class A	92,870	4,883
	ENN Energy Holdings Ltd.	123,100	861,363
	ENN Natural Gas Co. Ltd., Class A	28,500	77,321
	Eoptolink Technology, Inc. Ltd., Class A	4,800	67,178
	Era Co. Ltd., Class A	31,300	17,168
	Essex Bio-technology Ltd.	122,000	38,908
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	23,484
	EVA Precision Industrial Holdings Ltd.	414,000	35,982
	Eve Energy Co. Ltd., Class A	5,500	29,251
	Ever Sunshine Services Group Ltd.	240,000	47,246
Ω	Everbright Securities Co. Ltd., Class H	80,600	52,395
*	EverChina International Holdings Co. Ltd.	335,000	4,593
#*Ω	Everest Medicines Ltd.	40,000	100,023
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,105
	Fangda Carbon New Material Co. Ltd., Class A	52,700	32,520
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	38,567
*	Fanhua, Inc., Sponsored ADR	17,180	26,973
#	Far East Horizon Ltd.	529,000	361,175
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	13,965
	FAW Jiefang Group Co. Ltd., Class A	26,900	31,527
	FAWER Automotive Parts Co. Ltd., Class A	37,700	26,695
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	36,257

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fibocom Wireless, Inc., Class A	19,400	$33,541
#*	FIH Mobile Ltd.	1,036,000	105,185
*	Financial Street Holdings Co. Ltd., Class A	69,000	21,849
	FinVolution Group, ADR	49,916	278,531
	First Capital Securities Co. Ltd., Class A	37,100	27,183
	First Tractor Co. Ltd., Class H	102,000	87,541
#	Flat Glass Group Co. Ltd., Class H	116,000	168,341
	Focus Media Information Technology Co. Ltd., Class A	111,000	89,017
	Foryou Corp., Class A	12,800	47,565
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	17,486
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	70,612
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	16,763
	Fosun International Ltd.	713,572	371,736
	Founder Securities Co. Ltd., Class A	54,100	58,115
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	381,971
	Fu Shou Yuan International Group Ltd.	491,000	308,015
#	Fufeng Group Ltd.	774,000	457,212
#*††	Fuguiniao Co. Ltd., Class H	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	16,746
	Fujian Funeng Co. Ltd., Class A	50,470	74,825
	Fujian Longking Co. Ltd., Class A	33,901	54,849
	Fujian Star-net Communication Co. Ltd., Class A	9,800	18,040
	Fujian Sunner Development Co. Ltd., Class A	29,700	55,374
*	Fullshare Holdings Ltd.	50,500	3,003
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	144,000	752,615
Ω	Ganfeng Lithium Group Co. Ltd., Class H	67,480	141,700
	Gansu Energy Chemical Co. Ltd., Class A	69,800	27,158
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	20,089
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	21,358
	Gaona Aero Material Co. Ltd., Class A	15,680	34,626
	Gaush Meditech Ltd.	6,000	9,694
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	36,916
	GCL Energy Technology Co. Ltd., Class A	23,400	25,500
	GCL Technology Holdings Ltd.	3,085,000	434,054
	GD Power Development Co. Ltd., Class A	38,900	29,938
#*	GDS Holdings Ltd. (9698 HK), Class A	339,700	473,354
*	GDS Holdings Ltd. (GDS US), ADR	4,561	51,220
	Geely Automobile Holdings Ltd.	1,597,000	1,622,643
	GEM Co. Ltd., Class A	43,800	37,553
	Gemdale Corp., Class A	48,700	21,275
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	65,240
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	176,403
	Geovis Technology Co. Ltd., Class A	4,665	20,535
	GEPIC Energy Development Co. Ltd., Class A	30,000	24,700
	Getein Biotech, Inc., Class A	8,036	8,561
	GF Securities Co. Ltd., Class H	225,000	193,427
Ω	Giant Biogene Holding Co. Ltd.	68,400	354,567
	Giant Network Group Co. Ltd., Class A	23,100	29,887
	Ginlong Technologies Co. Ltd., Class A	1,550	13,698
	Glarun Technology Co. Ltd., Class A	11,900	22,626
#*	Global New Material International Holdings Ltd.	95,000	44,808
*	Glorious Property Holdings Ltd.	1,282,000	1,641
	GoerTek, Inc., Class A	14,900	44,481
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	31,848
	Goldenmax International Group Ltd., Class A	21,100	18,959
#	Goldwind Science & Technology Co. Ltd., Class H	313,547	161,690
*	GOME Retail Holdings Ltd.	2,956,000	8,713
	Goneo Group Co. Ltd., Class A	2,320	22,503
*	Goodbaby International Holdings Ltd.	422,000	34,606

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	$20,719
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	9,874
	Gotion High-tech Co. Ltd., Class A	13,660	36,991
††	Gracell Biotechnologies, Inc.	16,505	3,136
	Grand Pharmaceutical Group Ltd., Class L	387,500	220,929
	Grandblue Environment Co. Ltd., Class A	13,500	40,356
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	32,537
	Great Wall Motor Co. Ltd., Class H	256,000	349,537
	Greatview Aseptic Packaging Co. Ltd.	338,000	103,047
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	170,463
*	Gree Real Estate Co. Ltd., Class A	23,800	17,192
	Greentown China Holdings Ltd.	379,500	287,193
Ω	Greentown Management Holdings Co. Ltd.	227,000	129,702
	Greentown Service Group Co. Ltd.	440,000	192,481
	GRG Banking Equipment Co. Ltd., Class A	25,300	35,320
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	36,269
	Grinm Advanced Materials Co. Ltd., Class A	10,300	13,014
	Guangdong Advertising Group Co. Ltd., Class A	30,400	21,333
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	20,153
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	14,932
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	40,635
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	31,648
	Guangdong DFP New Material Group Co. Ltd.	35,900	13,674
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	27,593
	Guangdong Dongpeng Holdings Co. Ltd., Class A	17,100	14,060
	Guangdong Dowstone Technology Co. Ltd., Class A	25,000	31,514
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	24,586
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	9,931
	Guangdong Haid Group Co. Ltd., Class A	7,000	42,558
	Guangdong Hongda Holdings Group Co. Ltd., Class A	16,800	44,746
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	14,304
	Guangdong Investment Ltd.	640,000	335,621
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	22,643
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	62,097
	Guangdong Sirio Pharma Co. Ltd., Class A	6,110	19,521
	Guangdong South New Media Co. Ltd., Class A	6,200	28,349
	Guangdong Tapai Group Co. Ltd., Class A	34,600	33,870
	Guangdong Topstar Technology Co. Ltd., Class A	10,500	18,217
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	51,389
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	13,841
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	18,806
	Guanghui Energy Co. Ltd., Class A	71,000	59,871
	Guangshen Railway Co. Ltd., Class H	596,000	181,511
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	59,914
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	17,958
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	31,488
	Guangzhou Automobile Group Co. Ltd., Class H	749,200	276,324
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	28,700	38,245
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	147,824
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	12,100	31,780
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	20,586
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	15,798
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	31,754
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	3,600	14,487
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	28,289
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,600	43,608
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,934	43,410
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	31,732

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	64,568	$47,656
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	20,766
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,500	13,161
	Guizhou Chanhen Chemical Corp., Class A	6,900	16,437
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	49,629
	Guizhou Tyre Co. Ltd., Class A	20,200	13,642
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	33,558
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	15,054
#	Guolian Securities Co. Ltd., Class H	130,000	49,295
	Guomai Technologies, Inc., Class A	32,100	27,034
	Guosen Securities Co. Ltd., Class A	24,600	30,114
*	Guosheng Financial Holding, Inc., Class A	32,300	45,953
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	68,194
	Guoyuan Securities Co. Ltd., Class A	61,430	56,573
	H World Group Ltd. (1179 HK)	187,000	562,410
	H World Group Ltd. (HTHT US), ADR	10,128	303,840
#*Ω	Haichang Ocean Park Holdings Ltd.	981,000	89,143
Ω	Haidilao International Holding Ltd.	338,000	548,215
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	177,892
	Haier Smart Home Co. Ltd. (6690 HK), Class H	453,599	1,483,003
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	8,885
*	Hainan Airlines Holding Co. Ltd., Class A	110,800	16,858
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	7,950
	Hainan Haide Capital Management Co. Ltd., Class A	44,660	33,804
*	Hainan Meilan International Airport Co. Ltd., Class H	67,000	65,478
	Hainan Strait Shipping Co. Ltd., Class A	50,600	37,346
	Haitian International Holdings Ltd.	270,000	783,345
	Haitong Securities Co. Ltd., Class H	585,600	270,758
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	48,565
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	13,791
	Hang Zhou Great Star Industrial Co. Ltd., Class A	12,800	43,180
	Hangcha Group Co. Ltd., Class A	26,796	61,881
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	25,991
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	31,027
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	14,739
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	13,543
	Hangzhou First Applied Material Co. Ltd., Class A	9,408	20,241
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	19,655
	Hangzhou Iron & Steel Co., Class A	31,100	15,873
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	20,591
	Hangzhou Onechance Tech Corp., Class A	5,700	12,155
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	28,315
	Hangzhou Robam Appliances Co. Ltd., Class A	22,600	67,839
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	8,200	24,475
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	20,233
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	64,914
	Han's Laser Technology Industry Group Co. Ltd., Class A	11,200	34,159
Ω	Hansoh Pharmaceutical Group Co. Ltd.	104,000	227,487
*Ω	Harbin Bank Co. Ltd., Class H	702,000	25,053
	Harbin Boshi Automation Co. Ltd., Class A	13,300	22,639
	Harbin Electric Co. Ltd., Class H	254,000	82,109
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	22,050
	HBIS Resources Co. Ltd., Class A	21,000	41,209
*Ω	HBM Holdings Ltd.	148,000	26,121
	Health & Happiness H&H International Holdings Ltd.	95,500	104,732
*	Healthcare Co. Ltd., Class A	15,800	14,645
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	38,354
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	18,762
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	39,803

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	$25,971
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	45,046
	Hello Group, Inc., Sponsored ADR	51,413	347,038
	Henan Liliang Diamond Co. Ltd., Class A	9,100	32,168
	Henan Lingrui Pharmaceutical Co., Class A	16,300	48,551
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	43,671
	Henan Pinggao Electric Co. Ltd., Class A	37,500	103,991
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	121,217
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,600	59,360
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	25,042
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	15,508
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	16,769
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	14,611
*	Henan Zhongfu Industry Co. Ltd., Class A	45,600	15,454
	Hengan International Group Co. Ltd.	241,000	752,849
*	Hengdeli Holdings Ltd.	1,112,000	17,719
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	70,351
	Hengli Petrochemical Co. Ltd., Class A	35,200	68,083
	Hengtong Logistics Co. Ltd., Class A	15,300	17,409
	Hengtong Optic-electric Co. Ltd., Class A	21,600	46,526
	Hengyi Petrochemical Co. Ltd., Class A	54,250	48,558
	Hesteel Co. Ltd., Class A	244,300	65,641
*	Hi Sun Technology China Ltd.	819,000	37,769
#	Hisense Home Appliances Group Co. Ltd., Class H	128,000	413,813
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	28,107
	HLA Group Corp. Ltd., Class A	84,200	76,453
*	HNA Technology Co. Ltd., Class A	65,200	19,854
	Homeland Interactive Technology Ltd.	116,000	20,637
	Hongfa Technology Co. Ltd., Class A	12,060	45,726
	Hongli Zhihui Group Co. Ltd., Class A	18,300	13,821
	Hongta Securities Co. Ltd., Class A	18,450	18,300
*	Hopson Development Holdings Ltd.	471,686	180,815
*	Horizon Construction Development Ltd.	117,554	22,441
	Hoyuan Green Energy Co. Ltd., Class A	16,828	36,854
Ω	Hua Hong Semiconductor Ltd.	211,000	559,485
	Huaan Securities Co. Ltd., Class A	67,020	43,435
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	22,161
#	Huadian Power International Corp. Ltd., Class H	272,000	140,074
	Huadong Medicine Co. Ltd., Class A	12,000	48,453
	Huafon Chemical Co. Ltd., Class A	55,200	59,191
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	24,507
*	Huafu Fashion Co. Ltd., Class A	26,800	12,820
	Huagong Tech Co. Ltd., Class A	6,100	24,503
	Huaibei Mining Holdings Co. Ltd., Class A	58,400	120,438
	Hualan Biological Engineering, Inc., Class A	10,669	24,346
	Huaneng Power International, Inc., Class H	604,000	358,934
	Huangshan Novel Co. Ltd., Class A	15,300	19,719
	Huapont Life Sciences Co. Ltd., Class A	52,000	28,571
Ω	Huatai Securities Co. Ltd., Class H	172,200	190,519
	Huaxi Securities Co. Ltd., Class A	37,200	35,182
	Huaxia Bank Co. Ltd., Class A	75,900	65,944
	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	104,921
	Huayu Automotive Systems Co. Ltd., Class A	42,351	91,364
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	40,903
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	146,300	38,105
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	19,975
*	Hubei Dinglong Co. Ltd., Class A	6,400	19,109
	Hubei Energy Group Co. Ltd., Class A	31,500	22,451
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,200	55,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	$100,576
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	73,165
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	19,783
	Huishang Bank Corp. Ltd., Class H	216,400	60,851
*Ω	Huitongda Network Co. Ltd., Class H	6,200	18,378
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	50,230
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	76,163
	Hunan Aihua Group Co. Ltd., Class A	11,300	21,084
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	15,734
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	31,780
	Hunan Valin Steel Co. Ltd., Class A	202,040	130,066
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	31,436
	Hundsun Technologies, Inc., Class A	4,976	12,618
	HUYA, Inc., ADR	34,395	146,523
#Ω	Hygeia Healthcare Holdings Co. Ltd.	92,200	248,433
*	Hytera Communications Corp. Ltd., Class A	62,600	36,117
*	HyUnion Holding Co. Ltd., Class A	21,900	16,010
#*Ω	iDreamSky Technology Holdings Ltd.	94,800	28,015
	IEIT Systems Co. Ltd., Class A	3,800	19,773
	IKD Co. Ltd., Class A	15,900	30,450
*	I-Mab, Sponsored ADR	4,515	6,276
*Ω	IMAX China Holding, Inc.	21,500	23,092
	Imeik Technology Development Co. Ltd., Class A	1,482	36,064
	Industrial & Commercial Bank of China Ltd., Class H	4,078,000	2,259,138
	Industrial Bank Co. Ltd., Class A	147,900	342,815
	Industrial Securities Co. Ltd., Class A	56,320	42,549
	Infore Environment Technology Group Co. Ltd., Class A	81,500	48,781
Ω	Ingdan, Inc.	206,000	26,563
	Ingenic Semiconductor Co. Ltd., Class A	5,400	41,824
	Inkeverse Group Ltd.	387,000	36,193
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	61,954
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	81,410
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	46,671
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	90,690
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	36,579
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	30,087
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	131,658
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	73,758
#*Ω	InnoCare Pharma Ltd.	153,000	90,976
*Ω	Innovent Biologics, Inc.	43,000	212,864
	Innuovo Technology Co. Ltd., Class A	19,000	15,279
	Inspur Digital Enterprise Technology Ltd.	132,000	53,210
	Intron Technology Holdings Ltd.	63,000	12,116
#*	iQIYI, Inc., ADR	161,244	536,943
	IReader Technology Co. Ltd., Class A	7,700	18,653
*	IRICO Display Devices Co. Ltd., Class A	64,600	58,238
	JA Solar Technology Co. Ltd., Class A	40,260	60,183
	Jade Bird Fire Co. Ltd., Class A	25,070	39,656
	Jafron Biomedical Co. Ltd., Class A	10,500	38,842
	Jason Furniture Hangzhou Co. Ltd., Class A	10,900	38,280
	JCET Group Co. Ltd., Class A	20,800	96,396
	JCHX Mining Management Co. Ltd., Class A	2,200	12,587
*Ω	JD Health International, Inc.	193,650	537,484
*Ω	JD Logistics, Inc.	309,800	318,633
	JD.com, Inc. (9618 HK), Class A	206,107	2,717,644
	Jenkem Technology Co. Ltd., Class A	866	6,832
	Jia Yao Holdings Ltd.	19,000	7,456
	Jiajiayue Group Co. Ltd., Class A	10,300	12,020

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiang Su Suyan Jingshen Co. Ltd., Class A	15,400	$19,957
	Jiangling Motors Corp. Ltd., Class A	9,800	43,530
	Jiangsu Azure Corp., Class A	40,600	47,901
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	72,380	72,602
	Jiangsu Cnano Technology Co. Ltd., Class A	6,886	21,043
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	36,597
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	33,940
	Jiangsu Expressway Co. Ltd., Class H	208,000	197,940
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	19,423
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	44,303
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	22,950
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	24,845
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	36,231
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	49,822
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	16,876
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	22,200	20,289
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	38,060
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	19,017
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	28,466
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	48,833
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	6,175	20,056
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	38,958
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	14,074
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	33,891
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	65,824
	Jiangsu Pacific Quartz Co. Ltd., Class A	7,050	27,832
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	39,021
	Jiangsu Shagang Co. Ltd., Class A	51,900	31,819
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,900	33,081
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	18,277
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	6,498
*	Jiangsu Sopo Chemical Co., Class A	19,000	16,399
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	28,718
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	3,500	20,140
	Jiangsu Yanghe Distillery Co. Ltd., Class A	14,000	158,487
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	62,394
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	19,757
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	80,308
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	47,691
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	43,314
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	41,741
	Jiangxi Copper Co. Ltd., Class H	345,000	606,489
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	15,185
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	11,926
	Jiangxi Wannianqing Cement Co. Ltd., Class A	38,100	24,376
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	20,749
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	53,067
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	28,844
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	55,654
*	Jilin Chemical Fibre, Class A	45,300	20,532
	Jilin Electric Power Co. Ltd., Class A	44,000	31,837
	Jinchuan Group International Resources Co. Ltd.	653,000	45,888
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	90,100
	Jingjin Equipment, Inc., Class A	20,800	53,220
	Jinhong Gas Co. Ltd., Class A	6,719	17,635
	Jinhui Liquor Co. Ltd., Class A	8,000	20,471
*	Jinke Smart Services Group Co. Ltd., Class H	26,600	26,726

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	JinkoSolar Holding Co. Ltd., ADR	12,871	$267,202
	Jinlei Technology Co. Ltd., Class A	8,500	19,646
	Jinmao Property Services Co. Ltd.	30,120	9,456
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	86,015
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	11,221
	Jinneng Science&Technology Co. Ltd., Class A	32,000	22,718
#Ω	Jinxin Fertility Group Ltd.	788,500	254,201
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	10,094
#Ω	Jiumaojiu International Holdings Ltd.	372,000	138,029
	Jizhong Energy Resources Co. Ltd., Class A	110,900	87,088
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	13,440	22,483
	JNBY Design Ltd.	88,500	144,499
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	57,409
	Joinn Laboratories China Co. Ltd., Class A	14,624	30,612
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	16,832
	Jointown Pharmaceutical Group Co. Ltd., Class A	89,480	57,145
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	6,600	17,948
	Joy City Property Ltd.	1,858,000	47,421
	Joyoung Co. Ltd., Class A	17,316	25,678
Ω	JS Global Lifestyle Co. Ltd.	407,000	81,351
	JSTI Group, Class A	30,744	31,209
*	Ju Teng International Holdings Ltd.	328,000	54,320
	Juewei Food Co. Ltd., Class A	14,600	31,165
	Juneyao Airlines Co. Ltd., Class A	23,700	37,335
*Ω	JW Cayman Therapeutics Co. Ltd.	148,000	33,567
*	JY Grandmark Holdings Ltd.	98,000	6,965
	Kaishan Group Co. Ltd., Class A	13,200	16,895
*Ω	Kangda International Environmental Co. Ltd.	244,000	6,932
	Kangji Medical Holdings Ltd.	101,000	73,555
*	Kasen International Holdings Ltd.	310,000	10,256
*	KBC Corp. Ltd., Class A	2,693	6,398
	Keboda Technology Co. Ltd., Class A	1,800	12,644
	Keeson Technology Corp. Ltd., Class A	8,576	11,341
	Kehua Data Co. Ltd., Class A	9,400	25,706
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	28,748
	Kidswant Children Products Co. Ltd., Class A	16,200	12,085
	Kinetic Development Group Ltd.	366,000	50,190
	Kingboard Holdings Ltd.	251,000	511,941
	Kingboard Laminates Holdings Ltd.	346,500	311,580
*	KingClean Electric Co. Ltd., Class A	9,180	27,572
	Kingnet Network Co. Ltd., Class A	6,900	9,011
	Kingsoft Corp. Ltd.	219,600	622,048
	Konfoong Materials International Co. Ltd., Class A	3,000	21,878
*	Konka Group Co. Ltd., Class A	49,000	17,182
	KPC Pharmaceuticals, Inc., Class A	12,100	24,875
*Ω	Kuaishou Technology	234,900	1,315,603
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	16,222
	Kunlun Energy Co. Ltd.	1,426,000	1,382,353
	Kunshan Dongwei Technology Co. Ltd., Class A	2,147	7,536
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	21,974
	Kweichow Moutai Co. Ltd., Class A	5,138	1,010,120
	Lakala Payment Co. Ltd., Class A	12,300	21,023
	Lancy Co. Ltd., Class A	9,300	17,748
	Lao Feng Xiang Co. Ltd., Class A	6,800	49,392
	Laobaixing Pharmacy Chain JSC, Class A	12,363	23,783
	LB Group Co. Ltd., Class A	36,700	87,606
	Lee & Man Chemical Co. Ltd.	62,000	30,150
	Lee & Man Paper Manufacturing Ltd.	551,000	170,487
	Lee's Pharmaceutical Holdings Ltd.	149,500	20,821

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Legend Holdings Corp., Class H	210,600	$150,263
	Lenovo Group Ltd.	1,904,000	2,466,080
	Lens Technology Co. Ltd., Class A	60,400	149,547
	Leo Group Co. Ltd., Class A	204,800	43,161
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	33,948
	LexinFintech Holdings Ltd., ADR	38,480	67,725
	Leyard Optoelectronic Co. Ltd., Class A	43,500	26,269
*	Li Auto, Inc. (2015 HK), Class A	10,100	98,800
#*	Li Auto, Inc. (LI US), ADR	8,463	167,060
	Li Ning Co. Ltd.	766,500	1,427,693
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	20,901
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	5,975
	Liaoning Cheng Da Co. Ltd., Class A	34,800	41,443
	Liaoning Port Co. Ltd., Class H	134,000	10,483
*	Lier Chemical Co. Ltd., Class A	27,380	29,043
*	Lifan Technology Group Co. Ltd., Class A	44,300	27,837
*	Lifetech Scientific Corp.	812,000	151,689
	Lingbao Gold Group Co. Ltd., Class H	78,000	34,444
	Lingyi iTech Guangdong Co., Class A	42,100	42,074
#Ω	Linklogis, Inc., Class B	315,000	69,376
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	16,763
	Livzon Pharmaceutical Group, Inc., Class H	43,471	133,243
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	29,184
	LK Technology Holdings Ltd.	179,750	66,279
	Loncin Motor Co. Ltd., Class A	55,897	51,259
Ω	Longfor Group Holdings Ltd.	514,500	668,391
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	8,090
	LONGi Green Energy Technology Co. Ltd., Class A	33,744	67,810
	Longshine Technology Group Co. Ltd., Class A	25,000	29,986
	Lonking Holdings Ltd.	809,000	159,097
	Luenmei Quantum Co. Ltd., Class A	19,608	14,793
	Luoniushan Co. Ltd., Class A	26,700	18,438
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	8,466
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	15,929
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	20,155
	Luxi Chemical Group Co. Ltd., Class A	47,000	73,456
	Luxshare Precision Industry Co. Ltd., Class A	37,949	201,555
	Luyang Energy-Saving Materials Co. Ltd.	6,700	10,625
#*Ω	Luye Pharma Group Ltd.	736,000	262,756
	Luzhou Laojiao Co. Ltd., Class A	9,000	162,814
*	Maanshan Iron & Steel Co. Ltd., Class H	496,000	69,191
	Maccura Biotechnology Co. Ltd., Class A	16,300	26,618
	Mango Excellent Media Co. Ltd., Class A	27,102	77,249
*Ω	Maoyan Entertainment	88,400	90,721
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	23,365
Ω	Medlive Technology Co. Ltd.	31,500	30,358
	Meihua Holdings Group Co. Ltd., Class A	49,900	70,373
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	39,016
#Ω	Meitu, Inc.	301,500	97,764
*Ω	Meituan, Class B	78,720	1,090,009
	Metallurgical Corp. of China Ltd., Class H	833,000	160,033
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	13,661
	Midea Group Co. Ltd., Class A	42,600	375,710
Ω	Midea Real Estate Holding Ltd.	92,800	82,673
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	44,107
	Min Xin Holdings Ltd.	48,000	11,378
	Ming Yang Smart Energy Group Ltd., Class A	21,700	29,920
	Ming Yuan Cloud Group Holdings Ltd.	298,000	68,939
*	Mingfa Group International Co. Ltd.	299,000	7,869

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MINISO Group Holding Ltd.	100,600	$420,547
*	Minmetals Land Ltd.	548,000	23,735
*	Minth Group Ltd.	286,000	401,306
	MLS Co. Ltd., Class A	42,600	48,266
*	MMG Ltd.	1,775,200	550,991
*Ω	Mobvista, Inc.	148,000	36,327
	Monalisa Group Co. Ltd., Class A	12,400	14,485
	Morimatsu International Holdings Co. Ltd.	47,000	27,888
*Ω	Mulsanne Group Holding Ltd.	28,500	3,463
*	Muyuan Foods Co. Ltd., Class A	10,867	65,757
	MYS Group Co. Ltd., Class A	22,300	7,853
	NanJi E-Commerce Co. Ltd., Class A	47,100	17,817
	Nanjing Cosmos Chemical Co. Ltd., Class A	3,600	16,319
	Nanjing Hanrui Cobalt Co. Ltd., Class A	11,300	39,737
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	74,231
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	2,994
	Nanjing Securities Co. Ltd., Class A	25,800	28,197
*	Nanjing Tanker Corp., Class A	78,400	36,229
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	21,938
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	46,375
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	15,976
	NARI Technology Co. Ltd., Class A	46,532	154,603
	National Silicon Industry Group Co. Ltd., Class A	7,757	16,508
	NAURA Technology Group Co. Ltd., Class A	1,300	61,715
*	NavInfo Co. Ltd., Class A	31,400	30,659
#*	Nayuki Holdings Ltd.	127,000	29,748
	NetDragon Websoft Holdings Ltd.	94,000	131,925
	NetEase, Inc. (NTES US), ADR	23,140	2,131,425
	Neusoft Corp., Class A	18,600	21,157
	New China Life Insurance Co. Ltd., Class H	226,300	441,373
	New Hope Dairy Co. Ltd., Class A	18,400	21,840
*	New Hope Liuhe Co. Ltd., Class A	13,100	17,176
	Neway Valve Suzhou Co. Ltd., Class A	16,500	40,727
*	Newborn Town, Inc.	138,000	55,055
	Newland Digital Technology Co. Ltd., Class A	17,900	33,079
	Nexteer Automotive Group Ltd.	346,000	150,136
*	Nine Dragons Paper Holdings Ltd.	668,000	260,717
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,500	16,579
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	40,421
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	39,672
	Ningbo Joyson Electronic Corp., Class A	32,700	69,610
	Ningbo Orient Wires & Cables Co. Ltd., Class A	14,300	101,123
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	15,350	48,508
	Ningbo Tuopu Group Co. Ltd., Class A	7,540	38,306
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	28,386
	Ningbo Yunsheng Co. Ltd., Class A	34,900	27,407
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	123,882
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	16,177
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	22,075
*	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	20,139
*	NIO, Inc. (9866 HK), Class A	47,270	210,671
*	NIO, Inc. (NIO US), ADR	15,478	68,722
*	Niu Technologies, Sponsored ADR	9,365	18,543
	NKY Medical Holdings Ltd., Class A	10,200	16,052
	Noah Holdings Ltd., Sponsored ADR	741	5,743
Ω	Nongfu Spring Co. Ltd., Class H	109,800	426,535
	Norinco International Cooperation Ltd., Class A	25,280	34,552
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	27,024
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	32,797

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	$36,181
	Northeast Securities Co. Ltd., Class A	59,500	49,361
	Northking Information Technology Co. Ltd., Class A	11,524	15,924
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	11,610
	Nuode New Materials Co. Ltd., Class A	36,100	15,937
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	5,072
*Ω	Ocumension Therapeutics	68,000	59,769
*	Offcn Education Technology Co. Ltd., Class A	121,700	27,951
	Offshore Oil Engineering Co. Ltd., Class A	83,400	63,399
	Olympic Circuit Technology Co. Ltd., Class A	6,400	18,925
	Onewo, Inc., Class H	12,000	29,565
	Oppein Home Group, Inc., Class A	8,100	50,976
	Opple Lighting Co. Ltd., Class A	10,400	22,891
	ORG Technology Co. Ltd., Class A	67,184	39,850
	Orient Overseas International Ltd.	42,000	591,485
#Ω	Orient Securities Co. Ltd., Class H	206,800	86,210
*	Oriental Energy Co. Ltd., Class A	38,900	44,557
	Oriental Pearl Group Co. Ltd., Class A	31,900	28,049
	Ovctek China, Inc., Class A	17,380	39,485
	Pacific Online Ltd.	129,000	6,153
*	Pacific Securities Co. Ltd., Class A	58,200	27,451
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	30,662
	PCI Technology Group Co. Ltd., Class A	48,840	26,544
*	PDD Holdings, Inc., ADR	36,829	4,746,890
*Ω	Peijia Medical Ltd.	89,000	26,566
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	5,644
*	Pengxin International Mining Co. Ltd., Class A	42,800	14,183
	People.cn Co. Ltd., Class A	6,800	18,613
	People's Insurance Co. Group of China Ltd. , Class H	1,098,000	369,436
	Perennial Energy Holdings Ltd.	80,000	10,338
	Perfect World Co. Ltd., Class A	26,800	29,073
	PetroChina Co. Ltd., Class H	3,612,000	3,136,567
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	25,465
#Ω	Pharmaron Beijing Co. Ltd., Class H	87,875	107,972
	PhiChem Corp., Class A	7,100	12,228
	PICC Property & Casualty Co. Ltd., Class H	1,156,000	1,515,885
	Ping An Bank Co. Ltd., Class A	138,100	196,432
#*Ω	Ping An Healthcare & Technology Co. Ltd.	205,800	299,981
	Ping An Insurance Group Co. of China Ltd., Class H	902,000	3,917,042
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	102,476
	PNC Process Systems Co. Ltd., Class A	9,640	29,587
*	Polaris Bay Group Co. Ltd., Class A	43,000	39,639
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	38,796
	Poly Property Group Co. Ltd.	777,189	144,341
	Poly Property Services Co. Ltd., Class H	55,000	188,770
	Pony Testing International Group Co. Ltd., Class A	8,800	8,743
Ω	Pop Mart International Group Ltd.	115,400	612,259
	Porton Pharma Solutions Ltd., Class A	8,800	15,481
Ω	Postal Savings Bank of China Co. Ltd., Class H	749,000	400,517
	Pou Sheng International Holdings Ltd.	921,000	69,679
	Power Construction Corp. of China Ltd., Class A	119,400	90,892
	Prinx Chengshan Holdings Ltd.	37,000	34,219
#*	Productive Technologies Co. Ltd.	334,000	9,785
	PW Medtech Group Ltd.	65,000	10,008
*	Q Technology Group Co. Ltd.	154,000	85,977
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	29,039
	Qifu Technology, Inc., ADR	45,181	917,626
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	41,776
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	13,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	13,909	$23,643
	Qingdao Gon Technology Co. Ltd., Class A	8,700	21,995
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	34,221
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	23,844
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	20,999
Ω	Qingdao Port International Co. Ltd., Class H	81,000	60,373
	Qingdao Rural Commercial Bank Corp., Class A	127,700	46,513
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	63,815
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	32,159
	Qingdao Topscomm Communication, Inc., Class A	24,300	14,080
*	Qinghai Salt Lake Industry Co. Ltd., Class A	10,800	23,241
*	Qingling Motors Co. Ltd., Class H	330,000	22,755
	Qinhuangdao Port Co. Ltd., Class H	257,000	65,819
*	Qudian, Inc., Sponsored ADR	66,473	126,963
	Quectel Wireless Solutions Co. Ltd., Class A	3,140	20,216
#*	Radiance Holdings Group Co. Ltd.	65,000	20,022
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	19,058
	Raytron Technology Co. Ltd., Class A	3,690	14,088
	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	13,821
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	28,656
#*††Ω	Redco Properties Group Ltd.	656,000	20,991
	Renhe Pharmacy Co. Ltd., Class A	37,500	29,352
	Rianlon Corp., Class A	9,300	31,936
	Richinfo Technology Co. Ltd., Class A	11,600	27,142
	Risen Energy Co. Ltd., Class A	29,600	44,855
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	23,267
	Riyue Heavy Industry Co. Ltd., Class A	28,500	40,430
	Rizhao Port Co. Ltd., Class A	33,200	13,094
	Rockchip Electronics Co. Ltd., Class A	1,900	16,279
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	12,421
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	44,387
*	Roshow Technology Co. Ltd., Class A	36,600	28,758
	Ruida Futures Co. Ltd., Class A	9,100	14,583
	Runjian Co. Ltd., Class A	5,100	20,034
	SAIC Motor Corp. Ltd., Class A	38,465	78,128
	Sailun Group Co. Ltd., Class A	24,800	45,282
	Sanan Optoelectronics Co. Ltd., Class A	13,000	21,437
	Sangfor Technologies, Inc., Class A	2,700	18,468
	Sanquan Food Co. Ltd., Class A	14,960	22,984
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	29,289
	Sansure Biotech, Inc., Class A	14,206	38,174
	Sany Heavy Equipment International Holdings Co. Ltd.	409,000	245,328
	Sany Heavy Industry Co. Ltd., Class A	33,700	75,299
	Satellite Chemical Co. Ltd., Class A	80,627	194,864
	SDIC Capital Co. Ltd., Class A	45,800	38,096
	SDIC Power Holdings Co. Ltd., Class A	35,400	83,221
	Sealand Securities Co. Ltd., Class A	106,219	46,454
*	Seazen Group Ltd.	1,002,761	179,514
*	Seazen Holdings Co. Ltd., Class A	35,000	46,867
	S-Enjoy Service Group Co. Ltd.	103,000	37,628
	SF Holding Co. Ltd., Class A	41,900	203,285
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	18,507
	Shaanxi Coal Industry Co. Ltd., Class A	60,500	195,686
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	45,400	22,673
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	10,582
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	15,879
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	133,487
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	21,948
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	25,159

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	$10,111
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	15,990
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	26,075
Ω	Shandong Gold Mining Co. Ltd., Class H	73,750	152,808
	Shandong Haihua Co. Ltd., Class A	23,000	17,949
	Shandong Head Group Co. Ltd., Class A	6,900	10,808
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	77,861
	Shandong Hi-speed Co. Ltd., Class A	12,100	14,254
*	Shandong Hi-Speed New Energy Group Ltd.	188,914	35,853
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	19,519
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	116,510
	Shandong Humon Smelting Co. Ltd., Class A	22,300	34,775
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	33,579
	Shandong Jinjing Science & Technology Co. Ltd., Class A	20,200	16,048
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	39,568
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,400	35,056
	Shandong Sun Paper Industry JSC Ltd., Class A	32,100	60,774
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	29,388
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	960,800	487,539
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	17,117
	Shandong Xiantan Co. Ltd., Class A	21,200	17,044
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	62,277
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	31,253
	Shandong Yulong Gold Co. Ltd., Class A	13,100	26,576
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	19,479
	Shanghai Aiko Solar Energy Co. Ltd., Class A	29,800	38,919
	Shanghai AJ Group Co. Ltd., Class A	48,900	28,197
	Shanghai AtHub Co. Ltd., Class A	16,016	29,141
	Shanghai Bailian Group Co. Ltd., Class A	42,400	46,895
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	45,195
	Shanghai Baolong Automotive Corp., Class A	5,500	24,588
	Shanghai Baosight Software Co. Ltd., Class A	7,404	32,937
	Shanghai Baosteel Packaging Co. Ltd., Class A	20,000	13,331
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	17,344
	Shanghai Chinafortune Co. Ltd., Class A	20,100	38,171
	Shanghai Construction Group Co. Ltd., Class A	167,228	54,139
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	24,706	31,181
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	230
*	Shanghai Electric Group Co. Ltd., Class H	538,000	104,648
	Shanghai Electric Power Co. Ltd., Class A	34,100	44,382
	Shanghai Environment Group Co. Ltd., Class A	34,800	36,360
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	13,159
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	132,860
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	41,000	62,555
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	13,000	3,011
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	29,062
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	14,409
	Shanghai Gentech Co. Ltd., Class A	4,575	18,652
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	43,056
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	39,785
	Shanghai Huafon Aluminium Corp., Class A	7,600	17,915
	Shanghai Huayi Group Co. Ltd., Class A	21,900	19,359
	Shanghai Industrial Holdings Ltd.	170,000	253,608
	Shanghai Industrial Urban Development Group Ltd.	569,600	28,787
#	Shanghai INT Medical Instruments Co. Ltd.	18,200	65,714
	Shanghai International Airport Co. Ltd., Class A	4,100	19,613
	Shanghai Jahwa United Co. Ltd., Class A	11,300	28,031
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	60,876
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	14,956

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	$14,639
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	42,458
	Shanghai M&G Stationery, Inc., Class A	7,700	31,927
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	31,950
*	Shanghai Medicilon, Inc., Class A	1,936	8,562
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,966	41,067
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	13,316
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	260,016
	Shanghai Pioneer Holding Ltd.	237,000	56,496
	Shanghai Pret Composites Co. Ltd., Class A	11,200	12,890
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	16,979
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	171,111
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,177	20,112
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	30,407
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	51,144
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	22,793
	Shanghai Rural Commercial Bank Co. Ltd., Class A	19,400	17,873
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	71,848
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	21,913
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	29,567
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	17,581
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	24,450
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	21,703
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	24,391
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	45,771
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	22,521
	Shanghai Zhonggu Logistics Co. Ltd., Class A	16,100	19,670
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	19,838
	Shanjin International Gold Co. Ltd., Class C	44,860	110,943
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	24,911
	Shanxi Coal International Energy Group Co. Ltd., Class A	28,700	51,235
	Shanxi Coking Co. Ltd., Class A	78,560	39,494
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	148,099
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	47,409
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	151,832
*	Shanxi Meijin Energy Co. Ltd., Class A	37,000	22,561
	Shanxi Securities Co. Ltd., Class A	61,360	42,288
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	128,545
*	Shanying International Holding Co. Ltd., Class A	140,300	28,361
	Shede Spirits Co. Ltd., Class A	6,900	52,391
	Shenergy Co. Ltd., Class A	31,800	36,760
	Shengda Resources Co. Ltd., Class A	12,200	19,067
	Shenghe Resources Holding Co. Ltd., Class A	28,400	32,573
	Shengyi Technology Co. Ltd., Class A	10,200	27,598
	Shenma Industry Co. Ltd., Class A	20,400	17,293
	Shennan Circuits Co. Ltd., Class A	3,785	58,107
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	51,096
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,220	54,766
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	29,951
	Shenzhen Airport Co. Ltd., Class A	46,800	42,468
	Shenzhen Aisidi Co. Ltd., Class A	36,600	46,342
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	26,250
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	8,483
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	17,469
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	12,889
	Shenzhen Comix Group Co. Ltd., Class A	13,300	8,861
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	11,438
	Shenzhen Desay Battery Technology Co., Class A	13,228	47,218
*	Shenzhen Dynanonic Co. Ltd., Class A	7,864	30,103

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co. Ltd., Class A	33,500	$31,311
	Shenzhen Envicool Technology Co. Ltd., Class A	13,611	43,967
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	12,380	20,461
	Shenzhen Expressway Corp. Ltd., Class H	178,000	174,059
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	16,851
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	16,923
	Shenzhen Gas Corp. Ltd., Class A	35,600	34,208
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	20,732
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	15,493
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	91,500	41,372
	Shenzhen Hopewind Electric Co. Ltd., Class A	7,700	16,074
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	20,126
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	42,569
	Shenzhen International Holdings Ltd.	560,555	449,155
	Shenzhen Investment Ltd.	1,097,262	132,100
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	19,136
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	17,601
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	32,651
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	32,892
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	50,255
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	45,680
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,600	31,013
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	17,200	42,761
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	9,500	11,981
	Shenzhen Leaguer Co. Ltd., Class A	45,100	36,739
	Shenzhen Megmeet Electrical Co. Ltd., Class A	15,400	56,991
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	16,321
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,221	185,914
	Shenzhen MTC Co. Ltd., Class A	55,700	38,953
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	39,541
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	14,576
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	32,163
	Shenzhen SC New Energy Technology Corp., Class A	5,800	42,067
	Shenzhen SED Industry Co. Ltd., Class A	11,400	22,420
	Shenzhen SEG Co. Ltd., Class A	23,000	17,793
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	30,806
	Shenzhen Sinexcel Electric Co. Ltd., Class A	3,100	9,444
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	51,733
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	13,194
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	39,606
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	31,110
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	26,676
	Shenzhen Topband Co. Ltd., Class A	20,900	29,761
	Shenzhen Transsion Holdings Co. Ltd., Class A	3,189	35,718
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,329
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	80,109
*	Shenzhen World Union Group, Inc., Class A	62,600	14,365
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	27,200
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	9,771
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,300	65,602
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	45,516
	Shenzhou International Group Holdings Ltd.	50,800	430,046
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	31,650	28,045
	Shinva Medical Instrument Co. Ltd., Class A	13,260	32,195
#	Shoucheng Holdings Ltd.	738,800	118,307
	Shougang Fushan Resources Group Ltd.	925,525	325,418
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	3,005
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	23,900	14,691
	Shui On Land Ltd.	1,562,500	131,862

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Siasun Robot & Automation Co. Ltd., Class A	11,600	$16,200
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	14,845
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	35,491
	Sichuan Development Lomon Co. Ltd., Class A	39,300	37,873
	Sichuan Expressway Co. Ltd., Class H	138,000	56,732
	Sichuan Furong Technology Co. Ltd., Class A	12,320	20,946
	Sichuan Haite High-tech Co. Ltd., Class A	23,100	31,393
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	49,407
	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	33,163
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	7,246
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,719	98,541
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	23,667
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	63,336
	Sichuan Swellfun Co. Ltd., Class A	7,100	36,844
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	23,123
	Sichuan Yahua Industrial Group Co. Ltd., Class A	35,400	44,327
	Sieyuan Electric Co. Ltd., Class A	6,700	61,562
*	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	88,797
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	52,157
*	Silver Grant International Holdings Group Ltd.	674,000	10,335
Ω	Simcere Pharmaceutical Group Ltd.	235,000	161,469
	Sineng Electric Co. Ltd., Class A	3,000	12,130
	Sino Biopharmaceutical Ltd.	3,497,250	1,254,111
	Sinocare, Inc., Class A	5,900	18,641
*	Sinochem International Corp., Class A	74,300	39,199
	Sinofert Holdings Ltd.	910,000	113,016
	Sinofibers Technology Co. Ltd., Class A	6,000	18,382
	Sinolink Securities Co. Ltd., Class A	26,600	29,051
	Sinoma International Engineering Co., Class A	56,100	79,078
	Sinoma Science & Technology Co. Ltd., Class A	39,550	62,900
	Sinomach Automobile Co. Ltd., Class A	35,400	30,371
	Sinomine Resource Group Co. Ltd., Class A	8,520	31,770
	Sinopec Engineering Group Co. Ltd., Class H	506,500	322,792
	Sinopec Kantons Holdings Ltd.	388,000	210,894
*	Sinopec Oilfield Service Corp., Class H	954,000	61,065
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	137,759
	Sinopharm Group Co. Ltd., Class H	478,000	1,121,169
	Sino-Platinum Metals Co. Ltd., Class A	8,619	16,043
	Sinoseal Holding Co. Ltd., Class A	2,800	12,306
	Sinosoft Co. Ltd., Class A	13,860	32,963
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	30,166
	Sinotrans Ltd., Class H	636,000	295,252
	Sinotruk Hong Kong Ltd.	254,500	669,862
	Skshu Paint Co. Ltd., Class A	8,300	37,373
	Skyworth Digital Co. Ltd., Class A	21,087	24,120
	Skyworth Group Ltd.	444,825	161,368
Ω	Smoore International Holdings Ltd.	206,000	240,521
*	SOHO China Ltd.	884,500	77,010
	Songcheng Performance Development Co. Ltd., Class A	16,000	18,097
	SooChow Securities Co. Ltd., Class A	38,420	33,800
*	South Manganese Investment Ltd.	460,000	13,672
	Southwest Securities Co. Ltd., Class A	106,100	57,691
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	17,271
*	Spring Airlines Co. Ltd., Class A	7,600	56,982
	SSY Group Ltd.	765,026	381,479
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	18,700	14,566
	StarPower Semiconductor Ltd., Class A	2,940	37,084
	State Grid Information & Communication Co. Ltd., Class A	10,100	24,372
	STO Express Co. Ltd., Class A	36,200	44,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sumavision Technologies Co. Ltd., Class A	15,900	$9,104
	Sumec Corp. Ltd., Class A	17,600	19,566
	Sun Art Retail Group Ltd.	272,500	44,330
#*	Sun King Technology Group Ltd.	350,000	45,678
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	51,420
	Sungrow Power Supply Co. Ltd., Class A	8,260	78,842
	Suning Universal Co. Ltd., Class A	97,900	23,323
	Sunny Optical Technology Group Co. Ltd.	120,900	678,020
	Sunresin New Materials Co. Ltd., Class A	5,064	27,771
	Sunstone Development Co. Ltd., Class A	9,700	15,598
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	30,570
	Sunwoda Electronic Co. Ltd., Class A	28,782	68,457
	Suofeiya Home Collection Co. Ltd., Class A	11,900	23,280
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	28,924
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,200	114,845
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	27,581
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	14,328
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	10,081
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	51,726
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	7,754
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	18,969
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,900	68,649
	SY Holdings Group Ltd.	118,000	74,930
	Symphony Holdings Ltd.	680,000	73,918
	SYoung Group Co. Ltd., Class A	8,100	14,068
	Taiji Computer Corp. Ltd., Class A	5,319	12,342
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	19,090
*	Tangrenshen Group Co. Ltd., Class A	38,200	29,289
*	Tangshan Jidong Cement Co. Ltd., Class A	66,308	41,432
	TangShan Port Group Co. Ltd., Class A	100,337	73,020
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	41,223
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	27,840
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	24,062
	TBEA Co. Ltd., Class A	86,450	162,075
	TCL Electronics Holdings Ltd.	327,666	216,938
	TCL Technology Group Corp., Class A	83,000	45,048
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	54,670
	TDG Holdings Co. Ltd., Class A	19,000	17,182
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	10,379
	Tencent Holdings Ltd.	459,400	21,199,681
	Tencent Music Entertainment Group, ADR	37,860	536,855
	Three Squirrels, Inc., Class A	13,400	32,990
	Three's Co. Media Group Co. Ltd., Class A	9,327	32,169
	Thunder Software Technology Co. Ltd., Class A	1,190	7,487
	Tian An China Investment Co. Ltd.	148,000	75,962
	Tian Di Science & Technology Co. Ltd., Class A	67,200	54,036
	Tian Lun Gas Holdings Ltd.	35,500	15,752
	Tiande Chemical Holdings Ltd.	68,000	9,233
	Tiangong International Co. Ltd.	390,000	76,244
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	47,812
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	35,500
	Tianjin Port Development Holdings Ltd.	802,000	65,672
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	32,448
	Tianjin Teda Co. Ltd., Class A	34,500	15,431
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	21,414
*	Tianma Microelectronics Co. Ltd., Class A	37,800	37,368
#	Tianneng Power International Ltd.	262,000	177,016
#	Tianqi Lithium Corp., Class H	39,400	107,987
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	86,739

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	$38,235
	Tianyun International Holdings Ltd.	138,000	56,522
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	14,195
	Tibet Mineral Development Co., Class A	7,100	17,851
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	40,170
*	Tibet Water Resources Ltd.	405,000	15,219
	Tingyi Cayman Islands Holding Corp.	730,000	890,085
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	49,214
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	27,697
	Toly Bread Co. Ltd., Class A	43,431	33,343
	Tomson Group Ltd.	11,936	2,901
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	146,073
	Tongcheng Travel Holdings Ltd.	252,800	440,138
	TongFu Microelectronics Co. Ltd., Class A	31,000	97,933
	Tongkun Group Co. Ltd., Class A	23,600	45,909
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	27,689
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	66,925
	Tongwei Co. Ltd., Class A	51,937	130,364
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	21,370
*	Top Spring International Holdings Ltd.	91,000	3,328
	Topchoice Medical Corp., Class A	5,462	33,709
*	Topsec Technologies Group, Inc., Class A	32,900	21,777
Ω	Topsports International Holdings Ltd.	636,000	283,287
	Towngas Smart Energy Co. Ltd.	240,564	86,169
*	TPV Technology Co. Ltd., Class A	145,100	39,822
	Transfar Zhilian Co. Ltd., Class A	55,900	30,172
	TravelSky Technology Ltd., Class H	230,000	259,287
*	Trigiant Group Ltd.	198,000	8,480
	Trina Solar Co. Ltd., Class A	27,535	66,492
*	Trip.com Group Ltd. (9961 HK)	45,650	1,948,875
*	Trip.com Group Ltd. (TCOM US), ADR	23,527	1,000,603
#*	Triumph New Energy Co. Ltd., Class H	62,000	33,201
	Truking Technology Ltd., Class A	19,000	19,292
	Truly International Holdings Ltd.	670,000	89,265
	Tsingtao Brewery Co. Ltd., Class H	152,000	971,066
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	9,673
*	Tuniu Corp., Sponsored ADR	18,660	16,421
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,099	38,078
	Unilumin Group Co. Ltd., Class A	33,796	23,719
	Uni-President China Holdings Ltd.	628,000	516,812
	Unisplendour Corp. Ltd., Class A	24,900	80,280
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	53,148
	Valiant Co. Ltd., Class A	20,600	27,274
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	5,672
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	9,974
	Vatti Corp. Ltd., Class A	23,800	21,696
*††Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	23,496
	Venustech Group, Inc., Class A	12,600	26,949
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	105,568
	Vipshop Holdings Ltd., ADR	133,611	1,822,454
*	Visionox Technology, Inc., Class A	22,100	19,124
*Ω	Viva Biotech Holdings	484,000	33,357
*	Vnet Group, Inc., ADR	32,709	67,708
	Walvax Biotechnology Co. Ltd., Class A	3,000	4,808
	Wangneng Environment Co. Ltd., Class A	12,800	23,082
	Wanguo International Mining Group Ltd.	82,000	75,262
	Wanhua Chemical Group Co. Ltd., Class A	31,100	333,812
	Want Want China Holdings Ltd.	1,258,000	755,342
	Wanxiang Qianchao Co. Ltd., Class A	70,300	45,081

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Warom Technology, Inc. Co., Class A	7,100	$19,979
	Wasion Holdings Ltd.	212,000	172,338
	Wasu Media Holding Co. Ltd., Class A	48,500	42,399
#	Weibo Corp. (WB US), Sponsored ADR	20,577	158,854
	Weichai Power Co. Ltd., Class H	429,000	686,592
	Weifu High-Technology Group Co. Ltd., Class A	15,900	37,349
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	27,215
*Ω	Weimob, Inc.	388,000	60,545
*	Wellhope Foods Co. Ltd., Class A	19,600	19,220
	West China Cement Ltd.	984,000	129,834
	Western Mining Co. Ltd., Class A	22,200	49,686
*	Western Region Gold Co. Ltd., Class A	15,600	25,613
	Western Securities Co. Ltd., Class A	63,600	57,535
	Western Superconducting Technologies Co. Ltd., Class A	4,368	23,337
	Wharf Holdings Ltd.	357,000	978,840
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	22,826
	Winall Hi-Tech Seed Co. Ltd., Class A	32,600	28,452
	Windey Energy Technology Group Co. Ltd., Class A	24,290	38,243
*	Wingtech Technology Co. Ltd., Class A	10,700	44,360
	Winner Medical Co. Ltd., Class A	9,300	33,726
	Winning Health Technology Group Co. Ltd., Class A	24,900	19,363
	Wolong Electric Group Co. Ltd., Class A	27,800	46,811
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	73,100
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,600	17,907
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	14,096
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	14,033
	Wuhu Token Science Co. Ltd., Class A	56,700	36,068
	Wuliangye Yibin Co. Ltd., Class A	22,600	397,064
	Wushang Group Co. Ltd., Class A	15,200	14,998
Ω	WuXi AppTec Co. Ltd., Class H	83,039	339,688
	Wuxi Autowell Technology Co. Ltd., Class A	3,745	20,355
*Ω	Wuxi Biologics Cayman, Inc.	908,500	1,328,822
	Wuxi Boton Technology Co. Ltd., Class A	6,600	14,809
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	60,200	140,645
	Wuxi NCE Power Co. Ltd., Class A	6,440	29,987
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	45,186
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	13,283
	XCMG Construction Machinery Co. Ltd., Class A	56,900	51,634
	XGD, Inc., Class A	8,200	18,044
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	247,000	40,466
	Xiamen Bank Co. Ltd., Class A	73,700	53,958
	Xiamen C & D, Inc., Class A	29,400	32,272
*	Xiamen Changelight Co. Ltd., Class A	23,300	19,382
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	15,488
	Xiamen Faratronic Co. Ltd., Class A	4,100	49,199
	Xiamen International Airport Co. Ltd., Class A	7,280	13,301
	Xiamen Intretech, Inc., Class A	21,020	35,558
	Xiamen ITG Group Corp. Ltd., Class A	48,620	43,192
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	24,454
	Xiamen Kingdomway Group Co., Class A	12,523	24,505
	Xiamen Tungsten Co. Ltd., Class A	33,400	78,642
	Xiamen Xiangyu Co. Ltd., Class A	73,200	52,608
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	41,106
	Xiandai Investment Co. Ltd., Class A	58,000	30,671
	Xiangcai Co. Ltd., Class A	34,400	31,137
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	17,993
	Xianhe Co. Ltd., Class A	15,000	36,034
*Ω	Xiaomi Corp., Class B	529,000	1,136,202
	Xilinmen Furniture Co. Ltd., Class A	8,700	18,122

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co. Ltd., Class A	40,600	$75,009
	Xingda International Holdings Ltd.	396,904	65,059
	Xingfa Aluminium Holdings Ltd.	55,000	58,595
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	155,252
	Xinhuanet Co. Ltd., Class A	8,300	23,974
	Xinjiang Communications Construction Group Co. Ltd., Class A	8,600	10,649
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	11,280	55,362
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	32,056
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	18,575
#*	Xinte Energy Co. Ltd., Class H	142,400	134,635
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	19,751
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	28,065
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	51,367
#	Xinyi Energy Holdings Ltd.	904,336	102,968
	Xinyi Solar Holdings Ltd.	1,758,273	834,262
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	44,024
	Xinzhi Group Co. Ltd., Class A	7,900	13,392
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	17,357
*	XPeng, Inc., Class A	209,400	846,402
	Xtep International Holdings Ltd.	549,107	330,248
*	Xunlei Ltd., ADR	27,524	47,617
Ω	Yadea Group Holdings Ltd.	414,000	557,944
	Yangling Metron New Material, Inc., Class A	12,920	34,405
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	37,345
	Yankershop Food Co. Ltd., Class A	7,560	39,778
#	Yankuang Energy Group Co. Ltd., Class H	620,900	810,467
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	29,111
	Yantai China Pet Foods Co. Ltd., Class A	6,800	18,043
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	22,660
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	34,505
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	60,058
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	10,778
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	15,738
*	Yatsen Holding Ltd., ADR	5,113	19,992
#*	Yeahka Ltd.	35,600	50,106
	Yealink Network Technology Corp. Ltd., Class A	5,980	27,903
	Yeebo International Holdings Ltd.	76,000	27,776
	YGSOFT, Inc., Class A	22,752	16,857
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	10,085
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	143,536
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	45,225
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,496	33,317
	Yihai International Holding Ltd.	199,000	298,092
*	Yiren Digital Ltd., Sponsored ADR	28,141	133,670
Ω	Yixin Group Ltd.	545,500	46,685
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	24,575
	Yizumi Holdings Co. Ltd., Class A	6,300	16,002
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	52,216
	Yongjin Technology Group Co. Ltd.	7,800	21,069
	YongXing Special Materials Technology Co. Ltd., Class A	13,150	60,935
*	Yonyou Network Technology Co. Ltd., Class A	4,300	5,704
	Yotrio Group Co. Ltd., Class A	69,200	25,305
	Youngor Fashion Co. Ltd., Class A	66,020	65,350
	Youngy Co. Ltd., Class A	7,400	32,786
*	Youzu Interactive Co. Ltd., Class A	14,500	15,421
	YTO Express Group Co. Ltd., Class A	45,800	90,912
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,525
	Yuexiu Property Co. Ltd.	603,800	385,905
	Yuexiu Services Group Ltd.	54,500	20,387

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuexiu Transport Infrastructure Ltd.	198,000	$94,790
*	Yueyang Forest & Paper Co. Ltd., Class A	32,100	15,598
	Yum China Holdings, Inc. (9987 HK)	8,650	261,135
	Yum China Holdings, Inc. (YUMC US)	40,220	1,216,253
	Yunda Holding Co. Ltd., Class A	74,610	76,261
	Yunnan Aluminium Co. Ltd., Class A	64,800	108,428
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	34,257
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	25,900	19,400
	Yunnan Copper Co. Ltd., Class A	41,200	65,119
	Yunnan Energy New Material Co. Ltd., Class A	7,000	29,875
	Yunnan Tin Co. Ltd., Class A	46,900	91,428
	Yusys Technologies Co. Ltd., Class A	17,600	26,691
	Yutong Bus Co. Ltd., Class A	21,740	67,411
*	Zai Lab Ltd.	128,100	242,513
	Zangge Mining Co. Ltd., Class A	28,500	90,810
	ZBOM Home Collection Co. Ltd., Class A	15,356	23,977
	Zengame Technology Holding Ltd.	116,000	41,943
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	44,145
	Zhaojin Mining Industry Co. Ltd., Class H	311,500	558,464
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	11,468
	Zhefu Holding Group Co. Ltd., Class A	129,500	51,794
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	24,921
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	42,759
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	53,357
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	41,958
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	28,357
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	45,211
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	42,735
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	13,400	19,938
	Zhejiang Expressway Co. Ltd., Class H	367,240	240,989
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	20,033
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	16,900	19,094
	Zhejiang Hailiang Co. Ltd., Class A	63,100	67,949
	Zhejiang HangKe Technology, Inc. Co., Class A	21,225	50,419
	Zhejiang Hangmin Co. Ltd., Class A	18,000	17,089
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	25,882
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,600	21,116
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	26,127
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	55,744
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	17,179
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	37,996	26,309
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	55,219
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	37,428
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	27,372
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	15,585
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	55,865
	Zhejiang Jingu Co. Ltd., Class A	27,500	18,431
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	36,799
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	32,700	16,060
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	54,557
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	41,116
	Zhejiang Juhua Co. Ltd., Class A	12,700	34,785
	Zhejiang Longsheng Group Co. Ltd., Class A	16,600	20,656
	Zhejiang Medicine Co. Ltd., Class A	26,043	50,061
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	30,311
	Zhejiang Narada Power Source Co. Ltd., Class A	18,900	22,643
	Zhejiang NHU Co. Ltd., Class A	45,876	132,648
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	53,059

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	$21,314
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	50,528
	Zhejiang Runtu Co. Ltd., Class A	37,200	29,917
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	47,235
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	11,205
	Zhejiang Supor Co. Ltd., Class A	4,250	29,562
	Zhejiang Taihua New Material Group Co. Ltd., Class A	12,000	17,832
*	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	9,967
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	16,823
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	40,943
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	27,723
	Zhejiang Wanma Co. Ltd., Class A	18,100	17,414
	Zhejiang Wansheng Co. Ltd., Class A	7,100	8,921
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	64,944
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	9,500	15,478
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	45,584
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	19,426
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	51,814
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	43,432
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	11,626
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	51,842
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	6,100	14,987
	Zhende Medical Co. Ltd., Class A	9,000	26,405
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	110,517
	Zheshang Securities Co. Ltd., Class A	22,000	35,388
*	Zhewen Interactive Group Co. Ltd., Class A	31,700	18,570
*	Zhihu, Inc.	18,700	20,229
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	207,600	354,466
	Zhongji Innolight Co. Ltd., Class A	2,240	40,784
	Zhongjin Gold Corp. Ltd., Class A	38,900	86,978
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	4,700	13,558
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	34,229
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	21,282
	Zhongsheng Group Holdings Ltd.	305,000	475,878
	Zhongtai Securities Co. Ltd., Class A	43,500	36,337
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
*	Zhongyu Energy Holdings Ltd.	189,477	111,690
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	42,231
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	412,500	86,596
	Zhuhai Huafa Properties Co. Ltd., Class A	26,400	21,851
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	318,861
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	30,706
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	62,476
*	Zhuzhou Smelter Group Co. Ltd., Class A	13,800	15,546
	Zijin Mining Group Co. Ltd., Class H	734,000	1,488,820
	ZJMI Environmental Energy Co. Ltd., Class A	6,600	11,343
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	229,872
	ZTE Corp., Class H	124,160	278,128
	ZTO Express Cayman, Inc. (2057 HK)	32,550	618,578
	ZTO Express Cayman, Inc. (ZTO US), ADR	36,762	696,640
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	32,291
TOTAL CHINA			255,738,455
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	33,625	71,160
	BAC Holding International Corp.	90,297	6,397
	Banco de Bogota SA	3,963	24,477
	Bancolombia SA (BCOLO CB)	12,889	116,195
	Bancolombia SA (CIB US), Sponsored ADR	7,094	236,372

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Celsia SA ESP	63,916	$62,480
	Cementos Argos SA	61,850	127,486
	Corp. Financiera Colombiana SA	31,338	102,114
	Ecopetrol SA	203,340	109,174
	Grupo Argos SA	38,556	157,803
	Grupo Energia Bogota SA ESP	108,559	65,923
	Interconexion Electrica SA ESP	39,686	171,440
	Mineros SA	60,974	51,777
	Promigas SA ESP	11,599	20,673
TOTAL COLOMBIA			1,323,471
CZECH REPUBLIC — (0.0%)
	CEZ AS	17,653	679,748
	Komercni Banka AS	9,798	338,502
Ω	Moneta Money Bank AS	96,987	444,148
	Philip Morris CR AS	64	41,848
*	WAG Payment Solutions PLC	17,824	15,201
TOTAL CZECH REPUBLIC			1,519,447
DENMARK — (2.3%)
*	ALK-Abello AS	50,344	1,134,748
	Alm Brand AS	345,580	659,284
*	Ambu AS, Class B	71,874	1,459,498
#	AP Moller - Maersk AS (MAERSKA DC), Class A	289	469,462
	AP Moller - Maersk AS (MAERSKB DC), Class B	347	574,055
*	Bang & Olufsen AS	38,004	51,426
	BankNordik P	1,557	34,037
*	Bavarian Nordic AS	22,630	609,961
#*	Bioporto AS	51,729	20,102
*	Cadeler AS (CDLR US), ADR	1,217	31,691
	Carlsberg AS, Class B	18,644	2,251,393
	cBrain AS	2,685	99,571
#	Chemometec AS	3,899	216,154
	Coloplast AS, Class B	11,678	1,518,146
	Columbus AS	29,642	37,515
	D/S Norden AS	12,986	561,741
	Danske Bank AS	82,240	2,515,104
*	Demant AS	36,128	1,385,127
	Dfds AS	12,329	338,172
	DSV AS	14,129	2,591,912
	FLSmidth & Co. AS	17,132	873,959
*	Genmab AS (GMAB DC)	12,410	3,505,473
*	GN Store Nord AS	51,615	1,356,299
	H Lundbeck AS (HLUNA DC), Class A	15,876	85,397
	H Lundbeck AS (HLUNB DC)	106,602	666,507
*	H&H International AS, Class B	7,342	107,722
*	Huscompagniet AS	5,429	44,823
	ISS AS	48,840	892,725
	Jeudan AS	1,549	47,588
	Jyske Bank AS	23,137	1,886,195
	Matas AS	14,399	246,032
*Ω	Netcompany Group AS	15,725	669,284
*	Nilfisk Holding AS	5,306	98,866
*	NKT AS	23,725	2,135,674
	North Media AS	2,639	21,817
	Novo Nordisk AS (NOVOB DC), Class B	260,349	34,494,390
	Novonesis (Novozymes) B, Class B	45,804	2,915,756
*	NTG Nordic Transport Group AS	1,746	74,055

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*Ω	Orsted AS	7,253	$432,308
	Pandora AS	38,224	5,991,738
	Parken Sport & Entertainment AS	2,257	38,293
	Per Aarsleff Holding AS	8,213	469,629
	Ringkjoebing Landbobank AS	9,915	1,754,895
	Rockwool AS (ROCKA DC), Class A	1,818	800,004
	Rockwool AS (ROCKB DC), Class B	3,334	1,473,670
*	Royal Unibrew AS	19,787	1,553,540
*	RTX AS	3,370	39,642
Ω	Scandinavian Tobacco Group AS	26,953	394,861
	Schouw & Co. AS	5,347	441,280
	Solar AS, Class B	1,364	64,601
	SP Group AS	2,831	102,619
	Spar Nord Bank AS	38,522	785,621
	Sparekassen Sjaelland-Fyn AS	2,769	90,718
*	Svitzer Group AS	1,272	48,746
	Sydbank AS	27,804	1,498,977
	Tivoli AS	652	66,385
	Topdanmark AS	16,517	899,549
	TORM PLC, Class A	15,692	607,656
	Tryg AS	76,280	1,670,082
	UIE PLC	6,390	229,831
*	Vestas Wind Systems AS	73,365	1,815,566
*	Zealand Pharma AS	11,773	1,586,073
TOTAL DENMARK			89,537,945
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	158,697
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,549	88,250
*	EFG Holding SAE (EFGZF US), GDR	10,327	8,881
TOTAL EGYPT			255,828
FINLAND — (1.0%)
	Aktia Bank OYJ	18,893	190,809
	Alma Media OYJ	9,053	103,918
	Anora Group OYJ	9,981	50,188
	Atria OYJ	5,381	57,888
#	Bittium OYJ	6,855	58,448
	Cargotec OYJ, Class B	15,100	769,686
	Citycon OYJ	20,248	89,169
	Digia OYJ	4,257	25,627
	Elisa OYJ	33,957	1,581,086
Ω	Enento Group OYJ	3,885	71,926
	eQ OYJ	496	7,613
	Evli OYJ, Class B	487	9,967
*	Finnair OYJ	8,706	22,169
	Fiskars OYJ Abp	8,806	151,543
	Fortum OYJ	110,317	1,696,343
	F-Secure OYJ	25,473	57,154
	Gofore OYJ	1,634	39,707
	Harvia OYJ	5,540	238,406
	Huhtamaki OYJ	43,186	1,749,872
*	Incap OYJ	4,186	51,674
*	Kalmar OYJ, Class B	15,100	446,463
	Kamux Corp.	6,742	37,276
	Kemira OYJ	52,274	1,181,828
	Kesko OYJ (KESKOA FH), Class A	27,737	517,948
	Kesko OYJ (KESKOB FH), Class B	101,231	1,831,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Kojamo OYJ	28,584	$282,688
	Kone OYJ, Class B	37,069	1,892,913
	Konecranes OYJ	28,766	2,009,400
	Lassila & Tikanoja OYJ	12,854	125,232
*	Lindex Group OYJ	10,727	33,366
	Mandatum OYJ	34,437	159,496
	Marimekko OYJ	15,377	227,727
#	Metsa Board OYJ (METSB FH), Class B	43,602	333,163
	Metso OYJ	180,765	1,836,669
	Neste OYJ	47,622	961,147
#	Nokia OYJ (NOK US), Sponsored ADR	124,601	488,436
	Nokia OYJ (NOKIA FH)	440,055	1,729,372
	Nokia OYJ (NOKIA FP)	66,112	259,243
	Nokian Renkaat OYJ	43,843	400,035
	Nordea Bank Abp (NDA FH)	94,503	1,105,849
	Nordea Bank Abp (NDA SS)	201,732	2,362,322
	Olvi OYJ, Class A	5,575	190,855
	Oma Saastopankki OYJ	3,577	53,780
	Oriola OYJ (OKDAV FH)	5,192	5,848
	Oriola OYJ (OKDBV FH), Class B	42,960	45,059
	Orion OYJ (ORNAV FH), Class A	8,341	381,566
	Orion OYJ (ORNBV FH), Class B	34,052	1,564,172
	Outokumpu OYJ	88,822	320,248
	Pihlajalinna OYJ	4,982	52,828
	Ponsse OYJ	2,182	57,145
	Puuilo OYJ	27,624	303,398
*	QT Group OYJ	6,759	601,481
	Raisio OYJ, Class V	37,838	83,924
*	Rapala VMC OYJ	4,345	12,738
*	Remedy Entertainment OYJ	412	7,941
	Revenio Group OYJ	7,382	229,510
	Sampo OYJ, Class A	26,024	1,140,765
	Sanoma OYJ	33,718	249,274
	Scanfil OYJ	2,546	20,146
	Stora Enso OYJ, Class R	131,238	1,640,621
#	Taaleri PLC	4,358	38,994
#	Talenom OYJ	3,546	18,217
Ω	Terveystalo OYJ	38,758	432,349
	TietoEVRY OYJ	34,466	698,915
	Tokmanni Group Corp.	24,258	296,987
	UPM-Kymmene OYJ	64,431	2,131,121
	Vaisala OYJ, Class A	6,067	299,168
#	Valmet OYJ	39,216	1,110,622
*	Verkkokauppa.com OYJ	1,289	2,592
	Wartsila OYJ Abp	90,607	1,872,379
*	WithSecure OYJ	26,041	29,230
	YIT OYJ	51,764	129,964
TOTAL FINLAND			39,266,740
FRANCE — (5.1%)
#	ABC arbitrage	10,604	46,281
	Accor SA	44,154	1,699,184
	Aeroports de Paris SA	3,308	434,626
#*	Air France-KLM	15,284	135,904
	Air Liquide SA	17,825	3,252,322
	Airbus SE	29,200	4,418,736
	AKWEL SADIR	4,438	51,506
*	Alstom SA	75,376	1,476,812
	Altamir	4,354	118,261

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Alten SA	9,742	$1,071,444
Ω	Amundi SA	14,335	1,046,178
*Ω	Aramis Group SAS	2,964	15,062
	Arkema SA	23,547	2,124,948
	Assystem SA	2,373	125,872
#*	Atos SE	33,872	35,785
	Aubay	2,806	111,081
	AXA SA	89,591	3,145,522
#*	Axway Software SA	3,324	77,320
#*	Bastide le Confort Medical	1,878	40,990
	Beneteau SACA	13,445	131,078
	BioMerieux	5,417	571,637
	BNP Paribas SA	71,751	4,915,928
	Boiron SA	2,514	88,270
#	Bollore SE	129,190	804,187
#	Bonduelle SCA	6,634	46,018
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	64,924	2,241,566
#	Bureau Veritas SA	77,376	2,421,034
	Capgemini SE	7,884	1,565,159
	Carrefour SA	170,182	2,538,644
#	Catana Group	7,299	38,930
	CBo Territoria	9,164	34,840
*	Cegedim SA	2,736	38,351
	Cie de Saint-Gobain SA	50,343	4,318,711
	Cie des Alpes	8,548	122,396
	Cie Generale des Etablissements Michelin SCA	127,304	5,039,817
#*	Claranova SE	4,482	8,470
#*	Clariane SE	78,476	154,519
	Coface SA	41,198	623,719
	Credit Agricole SA	88,301	1,340,009
	Danone SA	26,813	1,741,908
	Dassault Aviation SA	2,815	566,755
	Dassault Systemes SE	7,038	266,802
	Derichebourg SA	50,289	258,967
	Edenred SE	25,685	1,069,492
	Eiffage SA	30,387	3,024,166
#*	Ekinops SAS	1,330	4,798
	Electricite de Strasbourg SA	236	26,831
#*Ω	Elior Group SA	49,560	172,001
	Elis SA	69,958	1,617,802
	Engie SA	271,777	4,272,378
	Equasens	1,158	60,291
	Eramet SA	3,410	289,642
	EssilorLuxottica SA	11,553	2,643,785
	Esso SA Francaise	472	74,257
	Etablissements Maurel et Prom SA	31,177	190,381
	Eurazeo SE	15,983	1,257,466
#*	Euroapi SA	1,821	7,348
	Eurofins Scientific SE	37,146	2,199,187
Ω	Euronext NV	20,397	2,062,197
#*	Eutelsat Communications SACA	47,189	243,884
*	Exclusive Networks SA	5,249	132,094
	Exel Industries SA, Class A	664	36,778
	Fnac Darty SA (FNAC FP)	4,385	130,149
	Forvia SE (1EO IM)	5,777	67,686
	Forvia SE (FRVIA FP)	55,890	654,636
	Gaztransport Et Technigaz SA	15,532	2,288,563
*	Genfit SA	2,690	11,601

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Getlink SE	55,084	$981,589
	GL Events SACA	2,338	47,933
	Groupe Crit SA	1,848	132,290
	Guerbet	2,432	92,321
	Hermes International SCA	1,974	4,313,851
*	ID Logistics Group SACA	1,050	507,743
#	Imerys SA	13,326	452,776
#	Infotel SA	1,536	64,671
	Interparfums SA	1,932	98,180
	Ipsen SA	10,798	1,212,401
#	IPSOS SA	18,653	1,151,210
	Jacquet Metals SACA	5,320	87,674
*	JCDecaux SE	25,109	523,460
	Kaufman & Broad SA	4,285	146,541
	Kering SA	5,832	1,791,227
Ω	La Francaise des Jeux SAEM	30,384	1,178,861
	Laurent-Perrier	647	83,636
	Lectra	10,196	287,284
	Legrand SA	17,991	1,943,872
	Linedata Services	520	40,607
	LISI SA	3,575	98,427
	LNA Sante SA	2,659	73,863
	L'Oreal SA	11,123	4,810,113
*	Lumibird	756	8,420
	LVMH Moet Hennessy Louis Vuitton SE	21,810	15,383,950
Ω	Maisons du Monde SA	11,816	46,874
	Manitou BF SA	3,915	90,554
	Mersen SA	8,753	303,401
	Metropole Television SA	9,947	129,839
Ω	Neoen SA	15,397	642,024
	Nexans SA	8,866	1,145,897
*	Nexity SA	8,548	96,343
	NRJ Group	7,862	68,455
	Oeneo SA	10,159	115,372
	Opmobility	23,047	241,623
	Orange SA (ORA FP)	550,622	6,110,398
	Pernod Ricard SA	5,607	750,257
#*	Pierre Et Vacances SA	36,881	54,742
	Publicis Groupe SA (PUB FP)	39,525	4,126,269
	Quadient SA	11,944	236,932
*††	Recylex SA	5,631	0
	Renault SA	27,057	1,311,240
	Rexel SA	95,881	2,436,038
	Robertet SA	148	135,601
	Rubis SCA	17,180	538,068
	Safran SA	20,862	4,583,228
	Sanofi SA (SAN FP)	55,905	5,763,385
	Sartorius Stedim Biotech	1,197	238,862
	Savencia SA	1,570	84,997
	Schneider Electric SE (0NWV LI)	523	126,768
	Schneider Electric SE (SU FP)	16,691	4,023,118
	SCOR SE	59,866	1,281,269
	SEB SA	7,815	782,030
	Seche Environnement SACA	1,233	134,562
	SES SA	146,807	793,820
#*Ω	SMCP SA	11,700	27,762
	Societe BIC SA	8,665	543,656
	Societe Generale SA	84,588	2,193,956
	Societe LDC SADIR	904	141,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Sodexo SA	7,828	$741,369
*	SOITEC	3,609	465,300
	Sopra Steria Group	6,271	1,162,362
	SPIE SA	41,735	1,613,262
	Stef SA	2,121	307,814
	STMicroelectronics NV (STM FP)	49,318	1,630,593
	STMicroelectronics NV (STM US)	89,521	3,022,229
	Sword Group	2,456	91,001
	Synergie SE	3,392	119,307
	Technip Energies NV	55,317	1,409,282
	Teleperformance SE	9,969	1,283,363
	Television Francaise 1 SA	16,669	146,674
	TFF Group	357	14,732
	Thales SA	11,933	1,896,791
	Thermador Groupe	1,623	133,938
#	Tikehau Capital SCA	7,753	196,162
	Totalenergies EP Gabon	398	68,662
	TotalEnergies SE (TTE FP)	387,147	26,119,246
	Trigano SA	3,519	412,614
*	Ubisoft Entertainment SA	34,989	718,794
	Valeo SE	81,800	934,742
*	Vallourec SACA	60,552	979,048
	Veolia Environnement SA (VEOEY US), ADR	2,434	38,335
	Veolia Environnement SA (VIE FP)	52,712	1,655,879
Ω	Verallia SA	27,081	796,598
	Vetoquinol SA	997	108,726
#	Vicat SACA	7,045	244,995
	Vinci SA	56,868	6,489,659
	Virbac SACA	759	288,931
	Viridien	2,860	148,367
	Vivendi SE	159,296	1,699,809
#*	Voltalia SA	10,199	113,371
	Wavestone	2,385	138,553
*Ω	Worldline SA	51,725	586,914
*Ω	X-Fab Silicon Foundries SE	20,775	132,907
TOTAL FRANCE			202,565,060
GERMANY — (4.3%)
	1&1 AG	13,655	219,812
	7C Solarparken AG	19,921	50,641
	Adesso SE	970	95,905
	adidas AG	5,953	1,491,805
	All for One Group SE	816	50,809
#	Allgeier SE	1,536	29,248
	Allianz SE (ALIZY US), ADR	805	22,661
	Allianz SE (ALV GR)	20,854	5,873,850
	AlzChem Group AG	978	54,058
	Amadeus Fire AG	1,750	179,823
*	Aroundtown SA	178,823	381,499
	Atoss Software SE	2,865	422,346
	Aurubis AG	14,817	1,155,507
#*Ω	Auto1 Group SE	12,943	108,976
	BASF SE	97,774	4,552,078
	Bayer AG	210,067	6,249,638
	Bayerische Motoren Werke AG	49,258	4,568,636
#*	BayWa AG (BYW6 GR)	3,491	49,026
	Bechtle AG	31,264	1,381,668
Ω	Befesa SA	6,573	204,069
	Beiersdorf AG	3,391	492,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	2,149	$62,339
	Bijou Brigitte AG	1,462	56,056
	Bilfinger SE	8,279	464,164
*	Borussia Dortmund GmbH & Co. KGaA	29,896	117,938
#*	BRANICKS Group AG	13,392	31,042
	Brenntag SE	44,862	3,191,317
Ω	Brockhaus Technologies AG	807	27,212
	CANCOM SE	10,093	360,464
#	Carl Zeiss Meditec AG	1,094	74,846
*	Ceconomy AG	58,585	176,704
	CENIT AG	2,982	42,916
	Cewe Stiftung & Co. KGaA	3,602	385,664
	Commerzbank AG	179,023	2,918,518
	CompuGroup Medical SE & Co. KGaA	9,970	172,911
	Continental AG	36,919	2,263,275
*Ω	Covestro AG	44,889	2,642,563
	CTS Eventim AG & Co. KGaA	19,872	1,750,401
	Daimler Truck Holding AG	120,673	4,659,057
	Dermapharm Holding SE	7,280	278,873
#	Deutsche Bank AG (DB US)	16,240	252,694
	Deutsche Bank AG (DBK GR)	232,746	3,622,802
#	Deutsche Beteiligungs AG	5,951	158,925
	Deutsche Boerse AG	25,079	5,135,388
	Deutsche EuroShop AG	4,116	107,783
#	Deutsche Lufthansa AG	125,694	787,697
*Ω	Deutsche Pfandbriefbank AG	53,506	301,956
	Deutsche Post AG	143,800	6,414,275
	Deutsche Telekom AG (DTE GR)	522,817	13,675,577
	Deutsche Wohnen SE	8,932	177,387
*	Dr Hoenle AG	1,020	19,346
	Draegerwerk AG & Co. KGaA	1,349	67,038
	Duerr AG	17,076	375,580
Ω	DWS Group GmbH & Co. KGaA	12,967	490,367
	E.ON SE	120,341	1,687,556
	Eckert & Ziegler SE	3,250	152,104
	EDAG Engineering Group AG	4,778	55,059
	Elmos Semiconductor SE	2,766	226,095
	ElringKlinger AG	15,664	81,935
*	Encavis AG	35,167	659,117
	Energiekontor AG	4,020	282,784
	Evonik Industries AG	60,315	1,221,481
*	Evotec SE	10,944	103,121
	Fabasoft AG	2,009	35,532
	Fielmann Group AG	8,922	403,943
	flatexDEGIRO AG	18,595	262,592
*	Fraport AG Frankfurt Airport Services Worldwide	13,898	705,786
	Freenet AG	53,644	1,484,441
	Fresenius Medical Care AG (FME GR)	53,813	2,076,528
*	Fresenius SE & Co. KGaA	55,338	1,982,802
	Friedrich Vorwerk Group SE	2,750	59,026
	FUCHS SE	9,311	322,976
	GEA Group AG	59,438	2,624,512
	Gerresheimer AG	12,933	1,337,108
	Gesco SE	3,358	51,591
	GFT Technologies SE	10,615	272,588
*	Grand City Properties SA	17,881	210,781
	Grenke AG	7,467	230,579
	H&R GmbH & Co. KGaA	5,091	22,399
	Hamburger Hafen und Logistik AG	10,213	171,316

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	2,880	$715,077
#Ω	Hapag-Lloyd AG	4,299	763,261
	Hawesko Holding SE	778	22,471
	Heidelberg Materials AG	26,593	2,770,437
*	Heidelberger Druckmaschinen AG	104,154	127,143
	Hella GmbH & Co. KGaA	4,982	470,907
*	HelloFresh SE	49,673	310,295
	Henkel AG & Co. KGaA	10,234	792,960
	Hensoldt AG	20,203	747,535
	HOCHTIEF AG	6,883	818,326
	Hornbach Holding AG & Co. KGaA	3,806	311,957
#	Hugo Boss AG	16,554	657,864
	Indus Holding AG	5,147	124,692
	Infineon Technologies AG (IFNNY US), ADR	2,548	89,027
	Infineon Technologies AG (IFX GR)	103,435	3,593,139
	Init Innovation in Traffic Systems SE	1,931	84,626
Ω	Instone Real Estate Group SE	11,936	121,915
	IVU Traffic Technologies AG	2,517	37,979
	Jenoptik AG	14,375	409,856
Ω	JOST Werke SE	4,249	192,061
	KION Group AG	28,359	1,121,594
	Kloeckner & Co. SE	10,042	55,401
#	Knaus Tabbert AG	1,839	61,684
	Knorr-Bremse AG	19,228	1,546,235
*	Koenig & Bauer AG	2,660	35,951
	Kontron AG	11,418	241,910
	Krones AG	4,622	625,329
	KWS Saat SE & Co. KGaA	3,213	222,989
	Lanxess AG	28,326	739,496
	LEG Immobilien SE	17,173	1,498,026
	Leifheit AG	2,142	40,115
*	Medios AG	4,391	85,532
	Mercedes-Benz Group AG	126,134	8,338,015
	Merck KGaA	3,858	689,318
	METRO AG	38,302	174,415
*	Mister Spex SE	6,528	19,687
	MLP SE	29,957	190,115
	MTU Aero Engines AG	2,843	805,034
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,175	5,011,439
	Mutares SE & Co. KGaA	5,359	185,487
*	Nagarro SE	2,605	226,534
	Nemetschek SE	16,704	1,595,501
	New Work SE	996	71,125
	Nexus AG	2,995	179,593
	Norma Group SE	16,894	313,881
	OHB SE	2,484	117,734
	Patrizia SE	16,897	133,109
	Pfeiffer Vacuum Technology AG	1,648	281,039
#	PNE AG	25,311	402,417
	ProCredit Holding AG	4,158	38,195
	ProSiebenSat.1 Media SE	53,995	370,424
*	PSI Software SE	2,453	56,547
	Puma SE (PUM GR)	26,756	1,327,716
*	PVA TePla AG	7,068	110,426
	PWO AG	638	20,050
*	q.beyond AG	24,466	22,559
	Rational AG	1,534	1,342,828
	Rheinmetall AG	7,903	4,304,419
#	RTL Group SA	12,315	387,849

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	RWE AG	78,989	$2,947,941
#	Salzgitter AG	11,668	209,209
	SAP SE (SAP GR)	17,670	3,735,796
	Secunet Security Networks AG	496	65,603
*	SGL Carbon SE	3,031	20,357
	Siemens AG (SIE GR)	51,599	9,447,621
*	Siemens Energy AG	28,423	825,362
Ω	Siemens Healthineers AG	21,337	1,143,644
	Siltronic AG	6,490	529,288
	Sixt SE	3,385	236,191
#	SMA Solar Technology AG	6,446	173,366
	Stabilus SE	8,993	440,078
	Stemmer Imaging AG	749	38,991
	STRATEC SE	839	36,849
	Stroeer SE & Co. KGaA	12,131	820,182
	Suedzucker AG	23,658	311,650
	SUSS MicroTec SE	5,570	378,238
	Symrise AG	6,150	775,093
*	TAG Immobilien AG	58,698	884,328
	Takkt AG	9,190	106,490
*	Talanx AG	19,453	1,477,872
*Ω	TeamViewer SE	29,972	404,230
	Technotrans SE	1,819	32,566
	thyssenkrupp AG	189,118	724,132
	United Internet AG	33,956	753,117
#	Verbio SE	7,672	144,239
	Volkswagen AG	4,817	568,353
	Vonovia SE	61,232	1,877,379
	Vossloh AG	3,324	176,707
	Wacker Chemie AG	4,056	405,393
	Wacker Neuson SE	12,005	186,868
	Washtec AG	4,170	166,960
*	Westwing Group SE	1,334	10,869
	Wuestenrot & Wuerttembergische AG	9,432	127,372
	Zeal Network SE	1,660	64,295
TOTAL GERMANY			172,018,951
GREECE — (0.1%)
	Aegean Airlines SA	15,734	195,879
	Alpha Services & Holdings SA	426,599	787,113
	Athens Water Supply & Sewage Co. SA	7,196	45,239
	Autohellas Tourist & Trading SA	7,264	93,224
	Avax SA	6,223	9,481
	Bank of Greece	4,789	72,167
	Ellaktor SA	15,569	32,993
#	ElvalHalcor SA	26,854	54,947
	Epsilon Net SA	5,331	69,234
	Eurobank Ergasias Services & Holdings SA, Class A	167,181	383,057
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,584	45,040
	GEK Terna SA	13,214	256,029
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	40,797
	Hellenic Telecommunications Organization SA	14,364	235,997
	Helleniq Energy Holdings SA	26,712	213,951
	Holding Co. ADMIE IPTO SA	19,838	48,436
	Intracom Holdings SA	25,396	91,539
*	Intrakat Technical & Energy Projects SA	6,925	37,369
	Jumbo SA	17,977	481,756
	Kri-Kri Milk Industry SA	4,410	55,090

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	LAMDA Development SA	10,590	$87,242
	Metlen Energy & Metals SA	8,746	345,637
	Motor Oil Hellas Corinth Refineries SA	18,273	465,775
	National Bank of Greece SA	48,124	422,452
	OPAP SA	9,527	166,141
	Piraeus Financial Holdings SA	76,749	324,261
	Piraeus Port Authority SA	1,557	43,774
	Public Power Corp. SA	13,772	175,446
	Quest Holdings SA	4,688	27,287
	Sarantis SA	4,363	51,846
	Terna Energy SA	2,147	44,704
	Thrace Plastics Holding & Co.	5,555	24,898
	Titan Cement International SA (TITC BB)	2,126	75,439
	Titan Cement International SA (TITC GA)	10,169	361,965
TOTAL GREECE			5,866,205
HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	96,000	70,022
	AIA Group Ltd.	833,400	5,574,492
*	Allied Group Ltd.	26,000	4,898
	APAC Resources Ltd.	194,095	24,820
*	Apollo Future Mobility Group Ltd.	9,200	777
	Asia Financial Holdings Ltd.	72,000	32,986
	ASMPT Ltd.	28,900	302,166
	Bank of East Asia Ltd.	391,234	493,458
	Best Mart 360 Holdings Ltd.	40,000	8,853
	BOC Hong Kong Holdings Ltd.	295,500	859,705
	Bright Smart Securities & Commodities Group Ltd.	374,000	91,019
Ω	Budweiser Brewing Co. APAC Ltd.	79,300	96,290
	Build King Holdings Ltd.	90,000	11,281
	Cafe de Coral Holdings Ltd.	144,000	148,339
#	Cathay Pacific Airways Ltd.	439,454	459,123
*	Chi Kan Holdings Ltd.	28,000	8,704
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	28,537
	China Motor Bus Co. Ltd.	2,400	16,068
*††	China Properties Investment Holdings Ltd.	81,000	0
*	China Star Entertainment Ltd.	940,000	60,468
*	Chinese Estates Holdings Ltd.	189,000	30,657
	Chinney Investments Ltd.	48,000	4,209
	Chow Sang Sang Holdings International Ltd.	143,000	121,459
	Chow Tai Fook Jewellery Group Ltd.	248,000	225,229
	CITIC Telecom International Holdings Ltd.	771,000	205,449
	CK Asset Holdings Ltd.	216,177	826,027
	CK Hutchison Holdings Ltd.	169,200	883,919
	CK Infrastructure Holdings Ltd.	56,000	373,506
*	CK Life Sciences International Holdings, Inc.	596,000	25,928
	CLP Holdings Ltd.	75,000	643,696
#*	C-Mer Medical Holdings Ltd.	166,000	55,626
#††	Convoy, Inc.	1,758,000	7,043
*	Cowell e Holdings, Inc.	38,000	104,230
Ω	Crystal International Group Ltd.	117,000	51,300
*	CSC Holdings Ltd.	5,605,000	17,274
	CSI Properties Ltd.	2,250,000	21,938
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	164,800	130,505
	Dah Sing Financial Holdings Ltd.	71,600	187,313
	Dickson Concepts International Ltd.	75,000	51,133
	Dynamic Holdings Ltd.	12,000	11,356

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	128,000	$75,209
#	EC Healthcare	164,000	22,030
††	EcoGreen International Group Ltd.	50,000	2,280
	Emperor Watch & Jewellery Ltd.	1,680,000	33,535
*	Energy International Investments Holdings Ltd.	216,000	12,318
*	ENM Holdings Ltd.	360,000	13,930
Ω	ESR Group Ltd.	468,600	708,445
	Fairwood Holdings Ltd.	31,500	29,318
	Far East Consortium International Ltd.	542,901	77,840
	First Pacific Co. Ltd.	876,000	389,891
*Ω	FIT Hon Teng Ltd.	308,000	106,427
*Ω	Fosun Tourism Group	76,200	36,821
	FSE Lifestyle Services Ltd.	28,000	19,596
	Galaxy Entertainment Group Ltd.	27,000	113,506
	Giordano International Ltd.	430,000	86,951
#††	Gold Fin Holdings	184,000	0
	Great Eagle Holdings Ltd.	89,925	122,771
	G-Resources Group Ltd.	132,950	39,968
	Guoco Group Ltd.	2,000	16,635
	Guotai Junan International Holdings Ltd.	1,273,000	108,921
#	Gushengtang Holdings Ltd.	23,800	106,783
	Hang Lung Group Ltd.	297,000	325,474
	Hang Lung Properties Ltd.	609,000	446,576
	Hang Seng Bank Ltd.	47,300	579,227
*	Hao Tian International Construction Investment Group Ltd.	64,000	7,552
	Henderson Land Development Co. Ltd.	173,909	488,479
	HK Electric Investments & HK Electric Investments Ltd.	394,000	266,798
	HKBN Ltd.	251,500	79,662
	HKR International Ltd.	302,560	45,682
	HKT Trust & HKT Ltd.	950,000	1,150,604
	Hong Kong & China Gas Co. Ltd.	607,168	494,765
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,027,802
	Hong Kong Ferry Holdings Co. Ltd.	18,000	9,760
*	Hong Kong Technology Venture Co. Ltd.	98,055	22,357
	Hongkong & Shanghai Hotels Ltd.	173,683	118,144
Ω	Honma Golf Ltd.	53,500	22,903
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	78,084
	Hysan Development Co. Ltd.	120,000	164,339
*	IGG, Inc.	30,000	10,861
Ω	Impro Precision Industries Ltd.	27,000	6,965
*	IPE Group Ltd.	180,000	11,061
*	ITC Properties Group Ltd.	190,073	10,644
	Johnson Electric Holdings Ltd.	138,755	191,842
	K Wah International Holdings Ltd.	465,072	104,077
	Kerry Logistics Network Ltd.	167,000	146,094
	Kerry Properties Ltd.	209,000	356,059
#	Kowloon Development Co. Ltd.	154,307	86,686
	KRP Development Holdings Ltd.	84,500	6,700
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	36,184
*	Lippo China Resources Ltd.	81,000	7,090
*	Lippo Ltd.	58,000	6,084
	Liu Chong Hing Investment Ltd.	84,000	47,699
	L'Occitane International SA	136,250	589,852
	Luk Fook Holdings International Ltd.	144,000	283,218
	Man Wah Holdings Ltd.	668,000	393,987
*	Melco International Development Ltd.	17,000	9,979
	MGM China Holdings Ltd.	119,200	173,919
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	88,000	105,246

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	140,000	$76,742
*	Mongolian Mining Corp.	210,000	224,111
	MTR Corp. Ltd.	55,833	180,625
*	NagaCorp Ltd.	302,811	145,927
*††	Nan Hai Corp. Ltd.	7,550,000	0
*	New Focus Auto Tech Holdings Ltd.	1,596,000	13,509
#	New World Development Co. Ltd.	452,952	422,262
*††	NewOcean Energy Holdings Ltd.	370,000	0
	Nissin Foods Co. Ltd.	65,000	37,887
	NWS Holdings Ltd.	487,116	436,268
	Oriental Watch Holdings	155,596	66,685
*	Oshidori International Holdings Ltd.	1,594,198	23,881
	Pacific Basin Shipping Ltd.	2,328,000	698,999
	Pacific Textiles Holdings Ltd.	380,000	81,754
	PAX Global Technology Ltd.	334,000	187,405
	PC Partner Group Ltd.	102,000	54,989
	PCCW Ltd.	1,458,658	756,278
	Pentamaster International Ltd.	118,000	9,668
	Perfect Medical Health Management Ltd.	124,000	40,153
	Pico Far East Holdings Ltd.	324,000	71,331
	Plover Bay Technologies Ltd.	80,000	42,874
	PRADA SpA	58,100	418,864
*	PT International Development Co. Ltd.	681,000	3,048
*	Public Financial Holdings Ltd.	156,000	22,004
#*	Realord Group Holdings Ltd.	54,000	36,976
#*	Regal Hotels International Holdings Ltd.	120,000	43,853
Ω	Regina Miracle International Holdings Ltd.	81,000	22,382
*	Sa Sa International Holdings Ltd.	364,000	33,977
Ω	Samsonite International SA	414,900	1,196,466
*	Sands China Ltd.	152,400	285,694
	SAS Dragon Holdings Ltd.	88,000	42,792
	SEA Holdings Ltd.	60,582	11,761
	Shangri-La Asia Ltd.	422,000	295,863
*	Shun Tak Holdings Ltd.	546,000	53,906
	Singamas Container Holdings Ltd.	570,000	54,822
	Sino Land Co. Ltd.	461,955	477,827
	SITC International Holdings Co. Ltd.	410,000	915,029
#*	SJM Holdings Ltd.	533,499	171,962
	SmarTone Telecommunications Holdings Ltd.	138,000	66,215
*	Solomon Systech International Ltd.	524,000	19,137
	Soundwill Holdings Ltd.	41,000	29,375
	Stella International Holdings Ltd.	173,500	289,194
	Sun Hung Kai & Co. Ltd.	211,000	72,636
	Sun Hung Kai Properties Ltd.	73,000	632,072
	SUNeVision Holdings Ltd.	246,000	86,482
	Swire Pacific Ltd. (19 HK), Class A	60,000	517,607
	Swire Pacific Ltd. (87 HK), Class B	37,500	48,603
	Swire Properties Ltd.	90,000	142,140
	TAI Cheung Holdings Ltd.	164,000	66,132
*††	Taung Gold International Ltd.	4,350,000	2,784
	Techtronic Industries Co. Ltd.	110,500	1,415,139
*	Television Broadcasts Ltd.	110,900	44,831
*	Texhong International Group Ltd.	122,000	62,402
	Texwinca Holdings Ltd.	332,000	39,931
#	Theme International Holdings Ltd.	1,450,000	83,624
	Time Interconnect Technology Ltd.	64,000	27,933
*	Tongda Group Holdings Ltd.	2,489,999	25,483
	Town Health International Medical Group Ltd.	254,000	8,765
	Tradelink Electronic Commerce Ltd.	290,000	32,678

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	87,866	$103,754
	Tycoon Group Holdings Ltd.	44,000	21,477
	United Laboratories International Holdings Ltd.	452,000	519,245
*††	Untrade.Ch Wood Opti	56,000	0
*††	Untrade.Genting Hk	188,000	0
	Value Partners Group Ltd.	303,000	60,164
	Vesync Co. Ltd.	44,000	23,396
#	Vitasoy International Holdings Ltd.	118,000	84,655
#*	Vobile Group Ltd.	236,000	39,542
	VSTECS Holdings Ltd.	350,000	192,517
	VTech Holdings Ltd.	56,800	373,691
Ω	WH Group Ltd.	2,088,132	1,357,377
	Wharf Real Estate Investment Co. Ltd.	153,000	376,138
	Wing Tai Properties Ltd.	52,000	13,640
	Wynn Macau Ltd.	199,600	147,444
*	Xingye Alloy Materials Group Ltd.	86,000	11,466
	Xinyi Glass Holdings Ltd.	632,524	668,172
	Yue Yuen Industrial Holdings Ltd.	300,500	490,544
*††	Zensun Enterprises Ltd.	135,000	4,285
TOTAL HONG KONG			39,164,677
HUNGARY — (0.1%)
#*	4iG Nyrt	16,803	36,400
	Magyar Telekom Telecommunications PLC	100,745	301,730
	MOL Hungarian Oil & Gas PLC	78,910	614,946
	Opus Global Nyrt	27,448	32,949
	OTP Bank Nyrt	21,980	1,126,729
	Richter Gedeon Nyrt	6,597	188,096
TOTAL HUNGARY			2,300,850
INDIA — (6.8%)
	360 ONE WAM Ltd.	36,444	494,627
*	3i Infotech Ltd.	16,458	7,302
	Aarti Drugs Ltd.	15,426	94,137
	Aarti Industries Ltd.	40,532	363,312
	Aarti Pharmalabs Ltd.	10,133	76,794
*	Aavas Financiers Ltd.	442	8,869
	ABB India Ltd.	661	62,522
	Abbott India Ltd.	863	292,841
	ACC Ltd.	17,719	549,394
	Action Construction Equipment Ltd.	11,951	199,033
*	Adani Energy Solutions Ltd.	18,111	245,802
	Adani Enterprises Ltd.	1,562	59,253
*	Adani Green Energy Ltd.	9,405	207,822
	Adani Ports & Special Economic Zone Ltd.	26,882	506,522
*	Adani Power Ltd.	31,332	269,135
	Adani Total Gas Ltd.	15,559	166,507
	ADF Foods Ltd.	11,330	31,842
*	Aditya Birla Capital Ltd.	190,334	516,973
	Advanced Enzyme Technologies Ltd.	14,719	73,721
	Aegis Logistics Ltd.	45,524	454,803
	AGI Greenpac Ltd.	11,207	107,476
	Agro Tech Foods Ltd.	1,165	12,835
	Ahluwalia Contracts India Ltd.	7,648	129,828
	AIA Engineering Ltd.	10,136	564,274
	Ajanta Pharma Ltd.	17,411	559,654
	Akzo Nobel India Ltd.	2,300	81,904
	Alembic Ltd.	28,091	47,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	25,708	$363,780
	Alkem Laboratories Ltd.	6,176	392,751
	Alkyl Amines Chemicals	3,302	83,631
*	Allcargo Logistics Ltd.	125,488	97,974
	Allcargo Terminals Ltd.	31,372	19,565
	Amara Raja Energy & Mobility Ltd.	20,590	400,957
	Ambuja Cements Ltd.	59,988	488,897
	Anant Raj Ltd.	34,045	226,405
	Andhra Sugars Ltd.	28,073	39,761
	Angel One Ltd.	5,945	154,356
	Apar Industries Ltd.	4,455	493,813
	Apcotex Industries Ltd.	3,910	21,676
	APL Apollo Tubes Ltd.	37,580	671,030
	Apollo Hospitals Enterprise Ltd.	13,609	1,074,679
	Apollo Tyres Ltd.	127,582	849,659
	Arvind Fashions Ltd.	12,904	79,572
	Arvind Ltd.	61,309	276,016
	Asahi India Glass Ltd.	18,993	153,212
	Ashiana Housing Ltd.	8,633	41,016
	Ashok Leyland Ltd.	293,871	904,106
*	Ashoka Buildcon Ltd.	45,156	138,365
	Asian Paints Ltd.	22,765	840,983
Ω	Aster DM Healthcare Ltd.	42,764	177,621
	Astra Microwave Products Ltd.	16,150	172,702
	Astral Ltd.	18,825	493,999
	AstraZeneca Pharma India Ltd.	1,165	97,750
	Atul Ltd.	3,649	347,823
Ω	AU Small Finance Bank Ltd.	27,468	212,304
	Aurobindo Pharma Ltd.	94,445	1,612,615
	Automotive Axles Ltd.	1,309	32,585
	Avanti Feeds Ltd.	13,928	113,611
*Ω	Avenue Supermarts Ltd.	1,757	104,044
	Axis Bank Ltd. (AXB LI), GDR	1,036	72,520
	Axis Bank Ltd. (AXSB IN)	250,514	3,504,607
	Bajaj Auto Ltd.	5,840	675,829
	Bajaj Consumer Care Ltd.	17,197	54,578
	Bajaj Finance Ltd.	17,369	1,415,864
	Bajaj Finserv Ltd.	24,550	484,889
*	Bajaj Hindusthan Sugar Ltd.	308,050	163,656
	Bajaj Holdings & Investment Ltd.	7,628	880,324
	Balaji Amines Ltd.	4,219	126,153
	Balkrishna Industries Ltd.	18,116	717,698
	Balmer Lawrie & Co. Ltd.	31,202	109,692
	Balrampur Chini Mills Ltd.	73,082	423,249
	Banco Products India Ltd.	4,272	38,934
Ω	Bandhan Bank Ltd.	81,388	212,069
	Bank of Baroda	269,632	821,240
	Bank of India	99,928	150,568
	Bank of Maharashtra	340,405	273,134
	Bannari Amman Sugars Ltd.	790	30,260
	BASF India Ltd.	3,176	236,919
	Bata India Ltd.	11,145	212,644
	Bayer CropScience Ltd.	1,033	85,695
	BEML Ltd.	5,370	293,472
	Berger Paints India Ltd.	41,751	277,511
*	BF Utilities Ltd.	4,868	47,104
	Bhansali Engineering Polymers Ltd.	6,324	11,401
	Bharat Bijlee Ltd.	2,736	164,438
	Bharat Electronics Ltd.	289,753	1,097,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	54,243	$1,124,441
	Bharat Heavy Electricals Ltd.	171,255	647,362
	Bharat Petroleum Corp. Ltd.	154,900	651,487
	Bharat Rasayan Ltd.	275	37,191
	Bharti Airtel Ltd.	273,510	4,890,710
	Birla Corp. Ltd.	9,881	181,923
	Birlasoft Ltd.	48,810	395,211
*	Black Box Ltd.	6,786	41,685
	BLS International Services Ltd.	16,560	71,053
	Blue Dart Express Ltd.	1,564	152,791
	Blue Star Ltd.	18,366	380,122
	Bombay Burmah Trading Co.	5,089	138,611
*	Borosil Ltd.	2,074	9,439
*††	Borosil Scientific Ltd.	1,555	3,566
	Bosch Ltd.	334	138,976
	Brigade Enterprises Ltd.	25,902	390,316
*	Brightcom Group Ltd.	2,124	183
*	Britannia Industries Ltd.	12,482	865,416
	BSE Ltd.	11,232	344,894
*	Camlin Fine Sciences Ltd.	4,683	6,812
	Can Fin Homes Ltd.	23,250	235,854
	Canara Bank	481,695	661,417
*	Capacit'e Infraprojects Ltd.	8,742	34,056
	Caplin Point Laboratories Ltd.	5,976	112,706
	Carborundum Universal Ltd.	20,142	417,208
	Care Ratings Ltd.	4,806	56,807
	Castrol India Ltd.	102,916	323,530
	CCL Products India Ltd.	29,206	234,601
	Ceat Ltd.	8,354	270,296
	Central Depository Services India Ltd.	14,699	443,104
	Century Enka Ltd.	5,766	39,844
	Century Plyboards India Ltd.	21,503	182,259
	Century Textiles & Industries Ltd.	10,267	288,123
	Cera Sanitaryware Ltd.	1,982	212,431
	CESC Ltd.	157,900	326,682
	CG Power & Industrial Solutions Ltd.	114,503	1,013,703
*	Chalet Hotels Ltd.	4,849	48,993
	Chambal Fertilisers & Chemicals Ltd.	65,205	404,596
	Chennai Petroleum Corp. Ltd.	10,216	121,739
	Cholamandalam Financial Holdings Ltd.	30,613	556,078
	Cholamandalam Investment & Finance Co. Ltd.	84,441	1,432,650
	CIE Automotive India Ltd.	39,842	280,440
	Cigniti Technologies Ltd.	4,584	74,813
	Cipla Ltd.	103,155	1,905,726
	City Union Bank Ltd.	128,828	265,667
	Coal India Ltd.	125,372	784,564
Ω	Cochin Shipyard Ltd.	4,869	153,415
*Ω	Coffee Day Enterprises Ltd.	29,071	18,230
	Coforge Ltd.	9,027	682,454
	Colgate-Palmolive India Ltd.	23,255	947,764
	Computer Age Management Services Ltd.	7,387	397,973
	Container Corp. of India Ltd.	52,193	649,615
	Coromandel International Ltd.	43,719	873,030
	Cosmo First Ltd.	5,608	63,074
	CreditAccess Grameen Ltd.	8,631	137,820
	CRISIL Ltd.	5,681	298,573
	Crompton Greaves Consumer Electricals Ltd.	134,422	722,170
*	CSB Bank Ltd.	4,343	17,129
	Cummins India Ltd.	10,803	498,706

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cyient Ltd.	15,957	$335,347
	Dabur India Ltd.	29,050	221,227
	Dalmia Bharat Ltd.	15,075	334,685
	Dalmia Bharat Sugar & Industries Ltd.	7,147	35,008
	DB Corp. Ltd.	20,803	87,648
	DCB Bank Ltd.	72,669	109,772
	DCM Shriram Ltd.	19,345	244,271
	DCW Ltd.	49,031	41,459
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	225,182
	Deepak Nitrite Ltd.	12,191	451,937
	Delta Corp. Ltd.	32,285	52,546
*	DEN Networks Ltd.	41,201	28,407
*	Dhampur Sugar Mills Ltd.	16,030	42,477
*	Dhani Services Ltd.	83,065	54,852
	Dhanuka Agritech Ltd.	5,584	116,327
Ω	Dilip Buildcon Ltd.	15,884	98,611
*	Dish TV India Ltd.	343,258	66,705
*	Dishman Carbogen Amcis Ltd.	27,694	67,321
	Divi's Laboratories Ltd.	8,856	522,568
	Dixon Technologies India Ltd.	9,427	1,366,572
	DLF Ltd.	94,388	1,007,040
	Dollar Industries Ltd.	1,204	7,368
Ω	Dr Lal PathLabs Ltd.	10,564	391,936
	Dr Reddy's Laboratories Ltd. (DRRD IN)	15,332	1,239,040
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	15,521	1,261,547
*	Dwarikesh Sugar Industries Ltd.	22,415	20,051
	Dynamatic Technologies Ltd.	1,057	89,923
	eClerx Services Ltd.	13,635	391,420
	Edelweiss Financial Services Ltd.	141,455	119,231
	Eicher Motors Ltd.	11,429	681,067
	EID Parry India Ltd.	27,575	270,393
	EIH Associated Hotels	3,502	39,560
	EIH Ltd.	48,193	253,680
	Electrosteel Castings Ltd.	143,137	370,405
	Elgi Equipments Ltd.	32,594	269,890
	Emami Ltd.	64,593	634,233
Ω	Endurance Technologies Ltd.	6,331	196,383
	Engineers India Ltd.	88,087	276,979
	Epigral Ltd.	3,103	64,193
	EPL Ltd.	13,454	36,336
*	Equinox India Developments Ltd.	108,361	176,510
Ω	Equitas Small Finance Bank Ltd.	80,509	78,057
*Ω	Eris Lifesciences Ltd.	7,654	103,804
	ESAB India Ltd.	1,446	110,839
	Escorts Kubota Ltd.	7,522	376,497
	Everest Industries Ltd.	2,593	37,257
	Excel Industries Ltd.	1,267	19,365
	Exide Industries Ltd.	132,617	831,827
	Fairchem Organics Ltd.	494	8,038
*	FDC Ltd.	17,971	109,618
	Federal Bank Ltd.	595,372	1,436,357
*	Federal-Mogul Goetze India Ltd.	2,733	14,570
	FIEM Industries Ltd.	3,998	64,877
	Filatex India Ltd.	38,784	28,763
	Fine Organic Industries Ltd.	2,421	160,706
	Finolex Cables Ltd.	22,825	418,197
	Finolex Industries Ltd.	77,237	294,266
	Firstsource Solutions Ltd.	78,315	256,128
	Force Motors Ltd.	3,168	351,939

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Fortis Healthcare Ltd.	139,771	$839,504
	Gabriel India Ltd.	27,470	164,430
	GAIL India Ltd. (GAIL IN)	498,685	1,439,407
	Galaxy Surfactants Ltd.	2,102	74,751
	Ganesh Housing Corp. Ltd.	5,906	65,986
	Garware Technical Fibres Ltd.	4,083	188,030
	Gateway Distriparks Ltd.	96,744	127,409
*	GE T&D India Ltd.	16,366	314,376
	Genus Power Infrastructures Ltd.	31,303	141,731
	GHCL Ltd.	23,955	162,834
	GHCL Textiles Ltd.	23,955	30,146
	GIC Housing Finance Ltd.	18,109	57,126
	Gillette India Ltd.	1,947	181,933
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	279,869
	Glenmark Pharmaceuticals Ltd.	32,843	578,087
	GMM Pfaudler Ltd.	1,759	30,433
	Godawari Power & Ispat Ltd.	11,227	150,656
	Godfrey Phillips India Ltd.	5,565	280,779
Ω	Godrej Agrovet Ltd.	3,324	33,790
	Godrej Consumer Products Ltd.	35,807	619,728
*	Godrej Industries Ltd.	28,932	314,059
*	Godrej Properties Ltd.	7,841	302,593
	Goodyear India Ltd.	2,222	32,545
	Granules India Ltd.	56,623	427,799
	Graphite India Ltd.	18,159	115,731
	Grasim Industries Ltd.	56,926	1,890,922
	Grauer & Weil India Ltd.	25,612	27,227
	Gravita India Ltd.	2,184	42,970
	Great Eastern Shipping Co. Ltd.	37,226	618,801
	Greaves Cotton Ltd.	16,861	35,550
	Greenlam Industries Ltd.	6,449	44,595
	Greenpanel Industries Ltd.	16,581	71,688
	Greenply Industries Ltd.	16,548	71,311
	Grindwell Norton Ltd.	9,443	291,084
	Gujarat Alkalies & Chemicals Ltd.	11,750	112,126
	Gujarat Ambuja Exports Ltd.	72,824	121,637
	Gujarat Fluorochemicals Ltd.	9,976	404,601
	Gujarat Gas Ltd.	24,930	202,157
	Gujarat Industries Power Co. Ltd.	12,468	36,337
	Gujarat Mineral Development Corp. Ltd.	43,682	209,508
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	246,529
	Gujarat Pipavav Port Ltd.	78,226	215,891
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	193,311
	Gujarat State Petronet Ltd.	100,344	407,884
	Gulf Oil Lubricants India Ltd.	3,029	43,727
	Happiest Minds Technologies Ltd.	11,910	116,060
*	Hathway Cable & Datacom Ltd.	45,980	13,263
	Hatsun Agro Product Ltd.	17,318	254,391
	Havells India Ltd.	37,085	818,923
	HBL Power Systems Ltd.	65,276	486,648
	HCL Technologies Ltd.	135,785	2,668,979
Ω	HDFC Asset Management Co. Ltd.	14,071	692,392
	HDFC Bank Ltd.	282,692	5,470,251
Ω	HDFC Life Insurance Co. Ltd.	22,041	189,040
*	HealthCare Global Enterprises Ltd.	6,523	27,554
	HEG Ltd.	3,340	89,157
	HeidelbergCement India Ltd.	24,203	67,845
	Heritage Foods Ltd.	15,124	104,741
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,973,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hester Biosciences Ltd.	1,115	$41,202
	HFCL Ltd.	235,479	378,110
	HG Infra Engineering Ltd.	5,215	101,264
	Hikal Ltd.	13,133	56,744
	HIL Ltd.	1,370	49,236
	Himadri Speciality Chemical Ltd.	68,255	353,241
	Hindalco Industries Ltd.	279,844	2,252,819
	Hinduja Global Solutions Ltd.	6,335	61,324
	Hindustan Aeronautics Ltd.	25,408	1,496,481
*	Hindustan Construction Co. Ltd.	179,437	119,993
	Hindustan Copper Ltd.	55,468	214,552
*	Hindustan Oil Exploration Co. Ltd.	11,080	35,919
	Hindustan Petroleum Corp. Ltd.	141,325	666,506
	Hindustan Unilever Ltd.	36,054	1,167,008
	Hle Glascoat Ltd.	1,465	7,713
	Honda India Power Products Ltd.	1,245	59,608
	Huhtamaki India Ltd.	7,123	32,801
	I G Petrochemicals Ltd.	4,751	35,367
	ICICI Bank Ltd. (IBN US), Sponsored ADR	87,297	2,541,216
	ICICI Bank Ltd. (ICICIBC IN)	115,986	1,692,337
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	263,121
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	152,892
Ω	ICICI Securities Ltd.	18,452	170,692
	ICRA Ltd.	776	52,175
*	IDFC First Bank Ltd.	1,092,132	995,628
	IDFC Ltd.	434,035	585,393
*	IFB Industries Ltd.	1,075	22,772
	IIFL Finance Ltd.	61,664	326,952
	IIFL Securities Ltd.	35,706	92,250
*	India Cements Ltd.	86,812	378,917
	India Glycols Ltd.	4,576	66,418
	Indian Bank	65,141	474,002
Ω	Indian Energy Exchange Ltd.	127,492	293,121
	Indian Hotels Co. Ltd.	39,554	303,983
	Indian Oil Corp. Ltd.	177,575	387,348
	Indian Railway Catering & Tourism Corp. Ltd.	22,877	271,158
Ω	Indian Railway Finance Corp. Ltd.	141,713	329,468
	Indo Count Industries Ltd.	29,913	142,299
	Indoco Remedies Ltd.	6,213	24,726
	Indraprastha Gas Ltd.	62,266	408,674
*	Indus Towers Ltd.	217,731	1,128,938
	IndusInd Bank Ltd.	35,507	606,983
	Infibeam Avenues Ltd.	338,796	127,622
	Info Edge India Ltd.	8,235	696,723
	Infosys Ltd. (INFO IN)	301,896	6,697,172
	Ingersoll Rand India Ltd.	2,018	107,003
*	Inox Wind Ltd.	45,516	99,956
	Insecticides India Ltd.	1,658	15,818
	Intellect Design Arena Ltd.	16,141	187,448
*Ω	InterGlobe Aviation Ltd.	14,591	780,435
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	45,904
	Ipca Laboratories Ltd.	32,280	504,933
	IRB Infrastructure Developers Ltd.	370,150	294,455
Ω	IRCON International Ltd.	78,591	271,982
	ISGEC Heavy Engineering Ltd.	1,141	21,533
	ITC Ltd.	408,889	2,424,905
	ITD Cementation India Ltd.	22,260	137,181
	J Kumar Infraprojects Ltd.	11,676	120,852
*	Jagran Prakashan Ltd.	29,376	35,541

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	15,986	$72,884
*	Jaiprakash Power Ventures Ltd.	578,463	137,551
	Jammu & Kashmir Bank Ltd.	95,744	126,411
	Jamna Auto Industries Ltd.	27,803	48,512
	JB Chemicals & Pharmaceuticals Ltd.	18,860	433,326
	JBM Auto Ltd.	1,810	43,973
	Jindal Poly Films Ltd.	2,062	21,399
	Jindal Saw Ltd.	68,205	524,513
	Jindal Stainless Ltd.	171,783	1,521,369
	Jindal Steel & Power Ltd.	101,206	1,199,385
*	Jio Financial Services Ltd.	235,961	928,316
	JK Cement Ltd.	9,251	492,099
	JK Lakshmi Cement Ltd.	16,149	171,218
	JK Paper Ltd.	39,899	240,934
	JK Tyre & Industries Ltd.	33,904	180,410
	JM Financial Ltd.	126,883	159,015
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	41,277
	JSW Energy Ltd.	22,635	197,216
	JSW Steel Ltd.	190,454	2,127,635
	JTEKT India Ltd.	16,195	41,488
	Jubilant Foodworks Ltd.	100,705	720,672
	Jubilant Ingrevia Ltd.	25,905	188,869
	Jubilant Pharmova Ltd.	24,138	223,988
	Jyothy Labs Ltd.	19,894	125,528
	Kajaria Ceramics Ltd.	35,331	626,737
	Kalpataru Projects International Ltd.	23,959	393,225
	Kalyani Steels Ltd.	8,932	95,303
	Kansai Nerolac Paints Ltd.	18,894	69,384
	Karnataka Bank Ltd.	111,612	317,245
	Karur Vysya Bank Ltd.	162,946	450,702
	Kaveri Seed Co. Ltd.	8,491	108,643
	KCP Ltd.	18,420	55,084
	KEC International Ltd.	39,834	441,753
	KEI Industries Ltd.	14,956	777,335
	Kennametal India Ltd.	1,297	52,470
	Kewal Kiran Clothing Ltd.	2,389	19,341
*	Kiri Industries Ltd.	1,263	5,334
	Kirloskar Brothers Ltd.	4,402	128,283
	Kirloskar Oil Engines Ltd.	17,599	262,869
	KNR Constructions Ltd.	42,416	205,965
	Kolte-Patil Developers Ltd.	5,570	25,866
	Kotak Mahindra Bank Ltd.	34,459	747,819
	KPIT Technologies Ltd.	58,305	1,291,398
	KPR Mill Ltd.	43,921	459,687
	KRBL Ltd.	12,438	47,622
	KSB Ltd.	19,515	224,712
	L&T Finance Ltd.	284,262	613,697
Ω	L&T Technology Services Ltd.	4,254	266,178
	LA Opala RG Ltd.	1,909	7,376
	Lakshmi Machine Works Ltd.	771	143,674
	Larsen & Toubro Ltd.	74,431	3,399,068
Ω	Laurus Labs Ltd.	46,465	257,347
	LG Balakrishnan & Bros Ltd.	7,963	136,016
	LIC Housing Finance Ltd.	115,367	1,059,665
	Linde India Ltd.	3,102	303,633
	LT Foods Ltd.	41,256	144,198
Ω	LTIMindtree Ltd.	17,228	1,168,618
	Lumax Auto Technologies Ltd.	10,082	68,066
	Lumax Industries Ltd.	1,052	36,714

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lupin Ltd.	62,163	$1,421,123
	LUX Industries Ltd.	1,387	34,205
	Mahanagar Gas Ltd.	9,680	215,274
	Maharashtra Scooters Ltd.	349	38,801
	Maharashtra Seamless Ltd.	18,958	147,499
	Mahindra & Mahindra Financial Services Ltd.	160,349	581,372
	Mahindra & Mahindra Ltd.	88,173	3,070,609
*	Mahindra Holidays & Resorts India Ltd.	34,822	190,194
	Mahindra Lifespace Developers Ltd.	27,548	200,020
Ω	Mahindra Logistics Ltd.	3,838	23,630
	Maithan Alloys Ltd.	2,030	26,458
	Man Infraconstruction Ltd.	30,854	75,116
	Manappuram Finance Ltd.	235,523	604,871
	Mangalore Refinery & Petrochemicals Ltd.	40,362	106,597
	Marico Ltd.	106,063	856,375
	Marksans Pharma Ltd.	74,161	188,173
	Maruti Suzuki India Ltd.	4,897	783,541
Ω	MAS Financial Services Ltd.	13,779	47,401
	Mastek Ltd.	4,519	153,359
*	Max Estates Ltd.	6,858	44,591
	Max Healthcare Institute Ltd.	26,551	293,619
	Mayur Uniquoters Ltd.	8,402	65,523
	Mazagon Dock Shipbuilders Ltd.	2,088	131,049
*	Meghmani Organics Ltd.	33,015	34,791
Ω	Metropolis Healthcare Ltd.	6,923	174,911
	Minda Corp. Ltd.	11,926	70,603
Ω	Mishra Dhatu Nigam Ltd.	14,607	85,747
	MM Forgings Ltd.	7,250	51,765
	MOIL Ltd.	22,181	130,754
	Monte Carlo Fashions Ltd.	3,649	30,330
*	Morepen Laboratories Ltd.	75,587	54,103
	Motherson Sumi Wiring India Ltd.	433,050	382,990
	Motilal Oswal Financial Services Ltd.	49,532	388,154
	Mphasis Ltd.	33,542	1,165,083
	MRF Ltd.	654	1,112,143
	Mrs Bectors Food Specialities Ltd.	4,039	67,704
	MSTC Ltd.	7,750	86,626
	Muthoot Finance Ltd.	66,141	1,452,314
	Narayana Hrudayalaya Ltd.	18,518	279,506
	Natco Pharma Ltd.	20,784	339,748
	National Aluminium Co. Ltd.	319,195	745,202
	National Fertilizers Ltd.	35,078	62,098
	Nava Ltd.	42,413	466,257
	Navin Fluorine International Ltd.	1,958	88,899
	Navneet Education Ltd.	39,220	75,989
	NCC Ltd.	133,271	572,971
	NCL Industries Ltd.	8,249	23,289
	NELCO Ltd.	2,004	21,145
	NESCO Ltd.	8,606	95,502
	Nestle India Ltd.	36,800	1,083,893
	Neuland Laboratories Ltd.	1,127	119,187
	NHPC Ltd.	332,705	419,630
	NIIT Learning Systems Ltd.	25,172	141,444
	NIIT Ltd.	25,172	37,117
	Nilkamal Ltd.	2,650	60,946
Ω	Nippon Life India Asset Management Ltd.	19,665	151,354
	NLC India Ltd.	66,590	230,800
	NMDC Ltd.	262,907	760,149
*††	NMDC Steel Ltd.	262,907	184,657

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	39,174	$155,461
	Novartis India Ltd.	1,821	25,353
	NRB Bearings Ltd.	20,512	80,628
	NTPC Ltd.	299,031	1,488,558
	Nucleus Software Exports Ltd.	3,108	57,010
*	Nuvama Wealth Management Ltd.	1,578	119,457
	Oberoi Realty Ltd.	36,793	823,239
	Oil & Natural Gas Corp. Ltd.	129,321	517,639
	Oil India Ltd.	85,334	588,767
	Oracle Financial Services Software Ltd.	5,536	732,932
	Orient Cement Ltd.	38,546	161,167
	Orient Electric Ltd.	29,101	100,917
	Orient Paper & Industries Ltd.	48,586	31,162
	Page Industries Ltd.	938	474,602
	Paisalo Digital Ltd.	116,980	95,354
	Panama Petrochem Ltd.	5,121	25,420
*Ω	Parag Milk Foods Ltd.	9,183	21,428
*	Patel Engineering Ltd.	105,493	75,653
*	PC Jeweller Ltd.	66,129	74,183
	PCBL Ltd.	61,168	238,579
	Persistent Systems Ltd.	33,894	1,961,322
	Petronet LNG Ltd.	282,882	1,247,480
	Pfizer Ltd.	2,456	165,881
	Phoenix Mills Ltd.	11,814	507,370
	PI Industries Ltd.	13,700	725,427
	Pidilite Industries Ltd.	13,377	509,635
	Piramal Enterprises Ltd.	28,361	352,603
	Piramal Pharma Ltd.	130,810	275,510
*Ω	PNB Housing Finance Ltd.	8,078	77,968
	PNC Infratech Ltd.	30,500	185,297
	Poly Medicure Ltd.	4,687	104,894
	Polycab India Ltd.	6,068	497,940
	Polyplex Corp. Ltd.	6,105	86,448
	Poonawalla Fincorp Ltd.	51,968	230,326
	Power Finance Corp. Ltd.	421,622	2,815,396
	Power Grid Corp. of India Ltd.	318,901	1,332,097
	Power Mech Projects Ltd.	1,652	123,425
	Praj Industries Ltd.	24,932	211,028
*	Prakash Industries Ltd.	57,269	133,867
Ω	Prataap Snacks Ltd.	2,707	28,670
	Prestige Estates Projects Ltd.	37,413	814,933
*	Pricol Ltd.	26,229	157,455
*	Prime Focus Ltd.	9,031	15,657
*	Prince Pipes & Fittings Ltd.	6,088	49,090
*	Prism Johnson Ltd.	43,150	85,885
	Privi Speciality Chemicals Ltd.	2,218	42,838
	Procter & Gamble Health Ltd.	2,444	153,523
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	343,073
	PSP Projects Ltd.	3,112	25,547
	PTC India Ltd.	99,145	267,803
	Punjab National Bank	271,706	403,609
Ω	Quess Corp. Ltd.	19,671	168,575
	Radico Khaitan Ltd.	16,836	348,119
*	Rain Industries Ltd.	61,259	127,482
*	Rajesh Exports Ltd.	25,906	97,548
	Rallis India Ltd.	18,917	74,866
	Ramco Cements Ltd.	27,322	270,011
	Ramco Industries Ltd.	13,704	40,514
	Ramkrishna Forgings Ltd.	13,260	136,369

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rane Holdings Ltd.	2,514	$51,091
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	144,440
	Ratnamani Metals & Tubes Ltd.	5,918	256,797
	Raymond Consumer Care Ltd.	11,795	220,134
	Raymond Ltd.	14,744	349,558
Ω	RBL Bank Ltd.	157,218	442,553
	REC Ltd.	477,632	3,685,264
	Redington Ltd.	209,436	530,655
*	Redtape Ltd.	8,330	71,771
	Relaxo Footwears Ltd.	10,941	113,902
	Reliance Industrial Infrastructure Ltd.	2,215	34,952
	Reliance Industries Ltd. (RIL IN)	235,961	8,501,738
*	Reliance Infrastructure Ltd.	40,867	101,411
*	Reliance Power Ltd.	916,309	360,180
	Repco Home Finance Ltd.	10,088	67,545
	Rico Auto Industries Ltd.	31,447	51,070
	RITES Ltd.	14,370	123,393
	RSWM Ltd.	7,568	23,558
	Rupa & Co. Ltd.	4,580	17,268
	Sagar Cements Ltd.	10,335	30,896
	Sammaan Capital Ltd.	107,599	224,801
	Samvardhana Motherson International Ltd.	463,984	1,093,184
	Sandhar Technologies Ltd.	3,136	24,407
	Sanghvi Movers Ltd.	3,370	47,122
	Sanofi Consumer Healthcare India Ltd.	2,438	109,851
	Sanofi India Ltd.	2,438	192,182
	Sarda Energy & Minerals Ltd.	27,550	88,967
	Sasken Technologies Ltd.	583	11,724
*	Satin Creditcare Network Ltd.	3,262	8,864
	Savita Oil Technologies Ltd.	4,462	33,232
	SBI Cards & Payment Services Ltd.	21,247	184,596
Ω	SBI Life Insurance Co. Ltd.	18,538	389,347
	Schaeffler India Ltd.	4,560	232,906
*	Schneider Electric Infrastructure Ltd.	14,706	142,387
*	Sequent Scientific Ltd.	6,658	11,426
	Seshasayee Paper & Boards Ltd.	3,484	14,714
Ω	SH Kelkar & Co. Ltd.	18,152	42,410
	Shankara Building Products Ltd.	1,193	9,710
	Shanthi Gears Ltd.	2,827	21,972
	Sharda Cropchem Ltd.	10,452	71,030
	Sharda Motor Industries Ltd.	1,355	39,949
*	Sheela Foam Ltd.	5,144	63,401
*	Shilpa Medicare Ltd.	7,390	60,052
*	Shipping Corp. of India Land & Assets Ltd.	59,327	72,743
	Shipping Corp. of India Ltd.	59,327	204,356
*	Shoppers Stop Ltd.	11,621	108,008
	Shree Cement Ltd.	713	236,233
*	Shree Renuka Sugars Ltd.	135,400	82,803
	Shriram Finance Ltd.	67,814	2,379,259
	Siemens Ltd.	3,071	261,751
*	SIS Ltd.	11,417	59,112
	Siyaram Silk Mills Ltd.	4,520	28,207
	SKF India Ltd.	5,640	378,384
	Sobha Ltd.	8,818	190,228
	Solar Industries India Ltd.	6,105	789,127
*	Solara Active Pharma Sciences Ltd.	3,320	24,779
	Somany Ceramics Ltd.	4,414	40,850
	Sonata Software Ltd.	55,938	492,162
	South Indian Bank Ltd.	648,890	208,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Spandana Sphoorty Financial Ltd.	630	$5,086
	SRF Ltd.	31,640	1,001,567
*	Star Cement Ltd.	15,877	39,927
	State Bank of India (SBIN IN)	114,695	1,201,853
	State Bank of India (SBKFF US), GDR	2,177	226,408
	Steel Authority of India Ltd.	385,104	709,330
	Sterlite Technologies Ltd.	52,825	88,607
	Strides Pharma Science Ltd.	19,479	248,706
	Stylam Industries Ltd.	844	20,039
*	Subex Ltd.	85,031	34,842
	Subros Ltd.	10,122	85,154
	Sudarshan Chemical Industries Ltd.	11,301	127,078
	Sumitomo Chemical India Ltd.	6,316	39,272
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	72,115	1,481,662
	Sun TV Network Ltd.	29,483	316,782
	Sundaram Finance Ltd.	10,231	531,202
	Sundaram-Clayton Ltd.	1,656	37,654
	Sundram Fasteners Ltd.	21,656	363,226
	Sunteck Realty Ltd.	21,380	153,797
	Suprajit Engineering Ltd.	20,254	126,288
	Supreme Industries Ltd.	13,018	833,565
	Supreme Petrochem Ltd.	22,062	225,667
	Surya Roshni Ltd.	13,768	100,536
*	Suven Pharmaceuticals Ltd.	55,204	658,733
*	Suzlon Energy Ltd.	775,346	644,859
	Swaraj Engines Ltd.	1,242	46,981
Ω	Syngene International Ltd.	25,178	242,273
	Tamil Nadu Newsprint & Papers Ltd.	15,403	48,041
	Tanla Platforms Ltd.	13,276	158,032
*	TARC Ltd.	44,042	115,654
	Tasty Bite Eatables Ltd.	47	5,624
	Tata Chemicals Ltd.	59,057	791,364
	Tata Communications Ltd.	22,946	546,613
	Tata Consultancy Services Ltd.	67,519	3,550,846
	Tata Consumer Products Ltd.	46,312	658,437
	Tata Elxsi Ltd.	6,826	570,547
	Tata Motors Ltd.	242,466	3,364,863
	Tata Power Co. Ltd.	176,417	957,510
	Tata Steel Ltd.	1,850,567	3,666,354
	TCI Express Ltd.	3,754	54,621
	TD Power Systems Ltd.	22,880	114,065
	Tech Mahindra Ltd.	111,525	2,074,197
	Techno Electric & Engineering Co. Ltd.	12,589	254,374
	Texmaco Rail & Engineering Ltd.	49,331	159,786
	Thermax Ltd.	2,584	156,047
	Thirumalai Chemicals Ltd.	17,134	70,549
	Thomas Cook India Ltd.	36,462	113,936
*Ω	Thyrocare Technologies Ltd.	4,402	43,089
	Tide Water Oil Co. India Ltd.	1,030	33,152
	Tilaknagar Industries Ltd.	20,689	62,461
	Time Technoplast Ltd.	52,285	211,110
	Timken India Ltd.	5,493	280,891
	Titagarh Rail System Ltd.	16,029	312,726
	Titan Co. Ltd.	37,363	1,549,802
	Torrent Pharmaceuticals Ltd.	20,591	781,784
	Torrent Power Ltd.	39,877	889,710
	Tourism Finance Corp. of India Ltd.	12,629	28,754
*	TransIndia Real Estate Ltd.	31,372	17,993
	Transport Corp. of India Ltd.	10,050	121,620

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Trent Ltd.	10,624	$743,767
	Trident Ltd.	564,080	266,106
	Triveni Engineering & Industries Ltd.	37,325	188,949
	Triveni Turbine Ltd.	9,150	65,477
	TTK Prestige Ltd.	10,200	117,643
	Tube Investments of India Ltd.	36,180	1,791,857
	TV Today Network Ltd.	13,324	41,577
	TVS Holdings Ltd.	1,656	273,617
	TVS Motor Co. Ltd.	47,653	1,446,071
	TVS Srichakra Ltd.	1,447	75,506
	Uflex Ltd.	11,771	84,397
	Ugar Sugar Works Ltd.	25,068	25,457
*	Ugro Capital Ltd.	13,207	41,684
Ω	Ujjivan Small Finance Bank Ltd.	115,379	62,227
	UltraTech Cement Ltd.	9,941	1,413,754
*	Unichem Laboratories Ltd.	9,550	65,126
	Union Bank of India Ltd.	199,983	323,737
	United Breweries Ltd.	3,175	76,573
	United Spirits Ltd.	47,033	791,978
	UNO Minda Ltd.	56,378	703,055
	UPL Ltd.	194,116	1,330,242
	Usha Martin Ltd.	48,729	221,374
	UTI Asset Management Co. Ltd.	3,797	47,002
*	VA Tech Wabag Ltd.	12,652	204,613
	Vaibhav Global Ltd.	17,605	72,375
*	Valor Estate Ltd.	24,477	61,642
	Vardhman Textiles Ltd.	40,475	265,862
*Ω	Varroc Engineering Ltd.	13,072	99,801
	Varun Beverages Ltd.	89,564	1,694,543
	Vedanta Ltd.	251,272	1,358,337
	Venky's India Ltd.	1,715	40,928
	Vesuvius India Ltd.	3,188	197,957
	V-Guard Industries Ltd.	33,652	186,375
	Vinati Organics Ltd.	9,924	261,378
	Vindhya Telelinks Ltd.	2,575	95,399
	VIP Industries Ltd.	11,912	66,425
	Visaka Industries Ltd.	10,930	15,113
*	VL E-Governance & IT Solutions Ltd.	22,171	23,172
*	V-Mart Retail Ltd.	1,571	64,811
*	Vodafone Idea Ltd.	1,474,008	286,848
	Voltamp Transformers Ltd.	1,363	219,568
	Voltas Ltd.	11,414	210,401
	VRL Logistics Ltd.	10,687	73,478
	VST Industries Ltd.	1,677	87,527
	VST Tillers Tractors Ltd.	975	49,536
	Welspun Corp. Ltd.	50,380	386,434
	Welspun Enterprises Ltd.	19,817	131,816
	Welspun Living Ltd.	146,995	323,709
	West Coast Paper Mills Ltd.	14,627	109,280
	Westlife Foodworld Ltd.	15,854	157,794
	Whirlpool of India Ltd.	4,402	111,964
	Wipro Ltd.	101,506	632,225
*	Wockhardt Ltd.	18,419	203,464
	Wonderla Holidays Ltd.	6,827	68,774
*	Yes Bank Ltd.	644,005	205,055
*	Zee Entertainment Enterprises Ltd.	302,810	537,624
	Zensar Technologies Ltd.	37,855	360,020
*	Zomato Ltd.	116,688	321,312
	Zydus Lifesciences Ltd.	35,739	534,021

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zydus Wellnes Ltd.	4,155	$119,295
TOTAL INDIA			271,484,311
INDONESIA — (0.5%)
	ABM Investama Tbk. PT	46,500	10,842
	Adaro Energy Indonesia Tbk. PT	5,126,900	1,015,899
*	Adaro Minerals Indonesia Tbk. PT	1,968,900	162,312
	Adi Sarana Armada Tbk. PT	499,600	23,516
*	Agung Semesta Sejahtera Tbk. PT	379,600	187
	AKR Corporindo Tbk. PT	1,606,600	149,752
*	Alam Sutera Realty Tbk. PT	5,422,500	45,031
	Aneka Tambang Tbk. PT	2,257,446	182,840
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	57,554
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	93,234
	Astra Agro Lestari Tbk. PT	121,000	44,840
	Astra International Tbk. PT	2,995,500	870,769
	Astra Otoparts Tbk. PT	396,000	54,582
	Avia Avian Tbk. PT	1,379,300	40,884
	Bank Amar Indonesia Tbk. PT	864,766	11,602
	Bank BTPN Syariah Tbk. PT	745,700	52,231
*	Bank Bukopin Tbk. PT	7,881,856	28,132
	Bank Central Asia Tbk. PT	2,994,300	1,896,022
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	11,946
	Bank Mandiri Persero Tbk. PT	5,143,600	2,028,580
*	Bank Mayapada International Tbk. PT	3,615,992	59,257
	Bank Maybank Indonesia Tbk. PT	1,445,900	19,235
*	Bank Nationalnobu Tbk. PT	660,077	25,359
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	618,427
*	Bank Neo Commerce Tbk. PT	2,633,900	41,222
	Bank OCBC Nisp Tbk. PT	796,500	63,416
*	Bank Pan Indonesia Tbk. PT	1,432,900	107,129
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	62,524
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	55,115
	Bank Rakyat Indonesia Persero Tbk. PT	3,124,734	899,111
	Bank Syariah Indonesia Tbk. PT	1,150,660	184,164
	Bank Tabungan Negara Persero Tbk. PT	2,065,892	167,234
	Barito Pacific Tbk. PT	954,282	64,154
	BFI Finance Indonesia Tbk. PT	2,826,900	155,602
	BISI International Tbk. PT	199,000	20,374
	Blue Bird Tbk. PT	168,500	17,575
*	Buana Lintas Lautan Tbk. PT	3,163,100	20,622
*	Bukalapak.com Tbk. PT	17,958,200	130,581
	Bukit Asam Tbk. PT	1,380,500	227,626
*	Bumi Resources Minerals Tbk. PT	15,249,700	147,392
*	Bumi Resources Tbk. PT	30,816,100	142,403
*	Bumi Serpong Damai Tbk. PT	1,770,300	112,866
*	Bumi Teknokultura Unggul Tbk. PT	2,403,200	593
*	Capital Financial Indonesia Tbk. PT	1,344,700	40,510
*	Cemindo Gemilang PT	376,100	25,444
	Charoen Pokphand Indonesia Tbk. PT	744,100	239,252
Ω	Cikarang Listrindo Tbk. PT	409,000	16,848
	Ciputra Development Tbk. PT	3,523,547	272,053
	Cisarua Mountain Dairy Tbk. PT	127,100	41,385
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	15,833
	Dayamitra Telekomunikasi PT	3,095,200	132,301
	Delta Dunia Makmur Tbk. PT	1,774,400	83,547
	Dharma Satya Nusantara Tbk. PT	1,298,400	54,676
	Elang Mahkota Teknologi Tbk. PT	2,450,700	61,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Elnusa Tbk. PT	1,799,200	$56,376
	Erajaya Swasembada Tbk. PT	3,182,500	83,413
	ESSA Industries Indonesia Tbk. PT	2,653,700	137,112
	Gajah Tunggal Tbk. PT	649,500	45,939
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	68,153
	Gudang Garam Tbk. PT	141,900	137,561
*	Harum Energy Tbk. PT	152,900	11,193
	Hexindo Adiperkasa Tbk. PT	46,900	19,319
	Impack Pratama Industri Tbk. PT	1,201,200	25,854
	Indah Kiat Pulp & Paper Tbk. PT	830,400	427,098
	Indika Energy Tbk. PT	744,800	63,663
	Indo Tambangraya Megah Tbk. PT	156,500	253,069
	Indocement Tunggal Prakarsa Tbk. PT	270,200	120,561
	Indofood CBP Sukses Makmur Tbk. PT	142,700	95,896
	Indofood Sukses Makmur Tbk. PT	1,220,800	459,917
	Indomobil Sukses Internasional Tbk. PT	398,300	31,720
	Indosat Tbk. PT	265,100	180,929
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	122,439
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	15,396
*	Japfa Comfeed Indonesia Tbk. PT	2,060,300	207,913
	Jasa Marga Persero Tbk. PT	401,604	137,107
	Jaya Real Property Tbk. PT	957,600	39,135
	Kalbe Farma Tbk. PT	1,847,200	180,605
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	47,135
*	Lippo Karawaci Tbk. PT	10,772,700	41,731
	Map Aktif Adiperkasa PT	3,306,300	164,688
	Matahari Department Store Tbk. PT	289,600	25,857
	Mayora Indah Tbk. PT	1,004,900	161,259
	MD Entertainment Tbk. PT	86,700	20,362
	Medco Energi Internasional Tbk. PT	3,468,500	280,897
	Media Nusantara Citra Tbk. PT	2,673,600	54,876
	Medikaloka Hermina Tbk. PT	1,811,500	150,921
*	Mega Manunggal Property Tbk. PT	259,500	5,561
*	Merdeka Copper Gold Tbk. PT	756,542	114,718
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	8,919
	Metrodata Electronics Tbk. PT	1,934,000	71,949
	Mitra Adiperkasa Tbk. PT	3,535,200	315,421
	Mitra Keluarga Karyasehat Tbk. PT	457,700	85,003
	Mitra Pinasthika Mustika Tbk. PT	655,500	40,934
*	MNC Digital Entertainment Tbk. PT	62,200	10,637
*	MNC Land Tbk. PT	14,426,000	106,384
	Mulia Industrindo Tbk. PT	572,200	12,534
	Nippon Indosari Corpindo Tbk. PT	326,544	20,290
*††	Omni Inovasi Indonesia Tbk. PT	985,400	303
	Pabrik Kertas Tjiwi Kimia Tbk. PT	417,600	206,742
*	Pacific Strategic Financial Tbk. PT	719,300	47,336
	Pakuwon Jati Tbk. PT	6,004,200	157,497
*	Panin Financial Tbk. PT	5,284,100	106,616
	Pantai Indah Kapuk Dua Tbk. PT	70,500	23,094
	Perusahaan Gas Negara Tbk. PT	1,936,100	190,678
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,391,200	73,167
*	Petrindo Jaya Kreasi Tbk. PT	58,700	30,571
*††	Pool Advista Indonesia Tbk. PT	107,000	62
*	PP Persero Tbk. PT	1,316,763	30,507
	Puradelta Lestari Tbk. PT	3,333,600	32,407
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	16,241
	Salim Ivomas Pratama Tbk. PT	1,294,900	31,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Samudera Indonesia Tbk. PT	2,565,000	$51,116
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	15,531
	Sarana Menara Nusantara Tbk. PT	4,863,300	237,793
	Sariguna Primatirta Tbk. PT	789,100	59,684
*	Sawit Sumbermas Sarana Tbk. PT	1,061,600	70,424
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	99,184
	Semen Indonesia Persero Tbk. PT	862,210	207,485
	Siloam International Hospitals Tbk. PT	921,168	157,442
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,402
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	401,135
	Summarecon Agung Tbk. PT	3,451,323	118,974
	Surya Citra Media Tbk. PT	7,226,400	62,250
	Surya Semesta Internusa Tbk. PT	1,950,500	132,208
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	6,000	107,040
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	2,840,700	504,521
	Temas Tbk. PT	3,424,000	32,268
	Tempo Scan Pacific Tbk. PT	231,900	32,516
	Timah Tbk. PT	691,000	40,167
	Tower Bersama Infrastructure Tbk. PT	503,700	61,955
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	25,700	12,370
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	8,059
	Triputra Agro Persada PT	1,565,000	63,068
	Tunas Baru Lampung Tbk. PT	1,173,914	45,849
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	406,200	49,217
	Unilever Indonesia Tbk. PT	832,300	124,979
	United Tractors Tbk. PT	536,700	852,011
*	Vale Indonesia Tbk. PT	538,745	124,002
*††	Waskita Beton Precast Tbk. PT	2,948,500	3,081
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,752
*††	Wijaya Karya Persero Tbk. PT	1,387,034	16,512
	XL Axiata Tbk. PT	1,664,429	222,213
TOTAL INDONESIA			20,643,214
IRELAND — (0.4%)
	AIB Group PLC	306,686	1,759,177
	Bank of Ireland Group PLC	333,170	3,773,133
	Cairn Homes PLC	192,959	394,863
	Dalata Hotel Group PLC	76,917	342,431
	FBD Holdings PLC (FBD ID)	12,798	175,397
*	Flutter Entertainment PLC	5,338	1,055,858
	Glanbia PLC (GLB ID)	76,263	1,525,188
*Ω	Glenveagh Properties PLC	186,836	278,300
	Irish Continental Group PLC (IR5B ID)	44,851	261,109
	Kerry Group PLC (KYGA ID), Class A	17,414	1,628,135
	Kingspan Group PLC (KSP ID)	24,245	2,268,464
*	Permanent TSB Group Holdings PLC	27,099	45,305
	Smurfit WestRock PLC	85,945	3,853,774
TOTAL IRELAND			17,361,134
ISRAEL — (0.5%)
*	Adgar Investment & Development Ltd.	20,210	23,153
#*	AFI Properties Ltd.	3,808	162,032
#	Africa Israel Residences Ltd.	1,148	67,434
*	Airport City Ltd.	15,073	208,297
*	Allot Ltd.	4,114	11,802
	Alony Hetz Properties & Investments Ltd.	20,493	136,787

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Alrov Properties & Lodgings Ltd.	2,536	$91,488
#*	Amos Luzon Development & Energy Group Ltd.	22,469	13,238
	Amot Investments Ltd.	14,608	59,209
	Arad Ltd.	4,947	60,330
*	Argo Properties NV	1,963	43,120
	Ashdod Refinery Ltd.	3,379	50,538
#*	Ashtrom Group Ltd.	8,814	110,661
	AudioCodes Ltd. (AUDC US)	7,329	82,818
	Aura Investments Ltd.	7,682	30,363
	Automatic Bank Services Ltd.	3,034	12,198
*	Azorim-Investment Development & Construction Co. Ltd.	22,758	103,020
	Azrieli Group Ltd.	1,691	103,789
	Bank Hapoalim BM	144,881	1,329,477
	Bank Leumi Le-Israel BM	212,296	1,829,459
	Bet Shemesh Engines Holdings 1997 Ltd.	1,524	86,015
	Bezeq The Israeli Telecommunication Corp. Ltd.	267,278	302,964
*	Big Shopping Centers Ltd.	1,233	120,420
	Blue Square Real Estate Ltd.	1,552	106,490
*	Brack Capital Properties NV	732	52,523
*	Brainsway Ltd. (BWAY IT)	6,333	22,645
	Camtek Ltd.	1,451	145,655
	Carasso Motors Ltd.	12,524	62,518
*	Cellcom Israel Ltd. (CEL IT)	71,027	268,313
*	Ceragon Networks Ltd.	10,169	28,168
*	Clal Insurance Enterprises Holdings Ltd.	23,464	357,451
*	Compugen Ltd.	2,509	4,401
	Danel Adir Yeoshua Ltd.	2,031	166,486
	Danya Cebus Ltd.	956	20,964
	Delek Automotive Systems Ltd.	6,426	35,191
	Delek Group Ltd.	2,973	307,720
	Delta Galil Ltd.	5,326	236,545
	Diplomat Holdings Ltd.	1,100	8,977
*	Dor Alon Energy in Israel 1988 Ltd.	1,403	27,600
*	Doral Group Renewable Energy Resources Ltd.	18,496	56,376
*	Duniec Brothers Ltd.	682	34,336
*	El Al Israel Airlines	39,186	51,764
	Elbit Systems Ltd. (ESLT US)	474	85,311
*	Electra Consumer Products 1970 Ltd.	1,849	35,692
	Electra Ltd.	555	203,408
	Electra Real Estate Ltd.	3,247	31,477
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	52,445
*	Enlight Renewable Energy Ltd. (ENLT US)	2,076	31,991
*	Equital Ltd.	9,914	285,912
*	Fattal Holdings 1998 Ltd.	1,722	182,172
	First International Bank Of Israel Ltd.	14,348	578,494
	FMS Enterprises Migun Ltd.	1,064	36,788
	Formula Systems 1985 Ltd. (FORTY IT)	3,453	269,026
	Fox Wizel Ltd.	3,553	233,096
	Gav-Yam Lands Corp. Ltd.	17,476	125,832
*	Gilat Satellite Networks Ltd.	8,621	39,378
*	Hagag Group Real Estate Development	11,912	48,129
	Hamat Group Ltd.	5,314	14,086
	Harel Insurance Investments & Financial Services Ltd.	43,186	387,918
	Hilan Ltd.	5,415	291,078
	Hiper Global Ltd.	1,464	7,133
	ICL Group Ltd.	43,607	182,542
	IDI Insurance Co. Ltd.	3,452	98,457
*	IES Holdings Ltd.	852	47,091
	Ilex Medical Ltd.	1,583	29,293

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	34,898	$97,730
	Isracard Ltd.	50,944	177,168
	Israel Canada T.R Ltd.	21,282	75,149
	Israel Discount Bank Ltd., Class A	283,122	1,445,342
*	Israel Land Development Co. Ltd.	8,235	60,690
	Israel Shipyards Industries Ltd.	1,705	26,867
	Isras Investment Co. Ltd.	667	121,218
*	Issta Ltd.	2,156	37,327
*	Kamada Ltd. (KMDA IT)	2,220	12,416
*	Kamada Ltd. (KMDA US)	6,695	37,827
	Kardan Real Estate Enterprise & Development Ltd.	24,341	28,834
	Kenon Holdings Ltd.	5,202	132,024
	Kerur Holdings Ltd.	1,856	31,887
	Kvutzat Acro Ltd.	4,883	51,654
	Lahav L.R. Real Estate Ltd.	7,178	6,120
	Lapidoth Capital Ltd.	1,405	19,320
#	Levinstein Properties Ltd.	1,006	15,443
	M Yochananof & Sons Ltd.	1,555	77,143
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	15,109
	Magic Software Enterprises Ltd. (MGIC US)	8,376	90,293
	Malam - Team Ltd.	2,662	39,873
	Matrix IT Ltd.	12,761	249,000
	Max Stock Ltd.	23,380	53,544
#	Maytronics Ltd.	16,664	68,533
	Mediterranean Towers Ltd.	32,870	65,891
	Mega Or Holdings Ltd.	4,762	119,322
	Meitav Investment House Ltd.	16,138	71,259
	Melisron Ltd.	1,840	128,976
	Menora Mivtachim Holdings Ltd.	7,706	197,652
*	Meshek Energy Renewable Energies Ltd.	44,062	32,037
	Meshulam Levinstein Contracting & Engineering Ltd.	268	17,632
	Migdal Insurance & Financial Holdings Ltd.	135,296	160,560
	Mivne Real Estate KD Ltd.	70,674	163,002
	Mivtach Shamir Holdings Ltd.	2,452	98,916
	Mizrahi Tefahot Bank Ltd.	21,980	793,161
	Nawi Group Ltd.	5,014	36,347
*	Nayax Ltd.	521	11,424
*	Neto Malinda Trading Ltd.	2,810	43,803
	Next Vision Stabilized Systems Ltd.	26,892	324,294
*	Nice Ltd. (NICE IT)	193	34,834
#*	Nice Ltd. (NICE US), Sponsored ADR	702	127,062
*	Nova Ltd. (NVMI IT)	586	117,746
	Novolog Ltd.	74,680	27,409
	Oil Refineries Ltd.	914,398	219,877
	One Software Technologies Ltd.	14,022	175,475
*	OPC Energy Ltd.	15,525	110,729
*	OY Nofar Energy Ltd.	700	15,507
	Palram Industries 1990 Ltd.	5,010	72,650
*	Partner Communications Co. Ltd.	51,349	212,325
	Paz Oil Co. Ltd.	3,544	334,872
*	Perion Network Ltd.	10,726	87,556
	Phoenix Holdings Ltd.	37,603	363,344
	Plasson Industries Ltd.	1,545	54,700
#	Prashkovsky Investments & Construction Ltd.	2,012	42,636
*	Priortech Ltd.	1,855	96,744
	Qualitau Ltd.	2,085	77,758
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,295	182,471
*	Rani Zim Shopping Centers Ltd.	14,142	10,556
	Retailors Ltd.	5,865	90,706

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	288	$22,857
*	Scope Metals Group Ltd.	3,658	106,003
*	Shapir Engineering & Industry Ltd.	9,860	54,822
*	Shikun & Binui Ltd.	62,943	142,887
*	Shikun & Binui Soltec Renewable Energy	32,907	25,469
	Shufersal Ltd.	15,681	106,194
	Strauss Group Ltd.	2,516	36,673
	Summit Real Estate Holdings Ltd.	15,262	180,727
	Tadiran Group Ltd.	843	42,141
Ω	Tamar Petroleum Ltd.	23,215	117,249
*	TAT Technologies Ltd.	930	12,866
	Tel Aviv Stock Exchange Ltd.	15,497	123,112
	Telsys Ltd.	1,211	60,344
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	527,572
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	13,798	240,499
	Tiv Taam Holdings 1 Ltd.	17,262	25,002
*	Tower Semiconductor Ltd. (TSEM US)	8,928	364,262
#	Turpaz Industries Ltd.	3,065	14,476
	Victory Supermarket Chain Ltd.	1,508	16,195
	YD More Investments Ltd.	9,388	21,159
	YH Dimri Construction & Development Ltd.	1,640	130,061
TOTAL ISRAEL			20,389,798
ITALY — (1.9%)
	A2A SpA	512,618	1,085,761
	Abitare In SpA	2,068	9,939
	ACEA SpA	17,230	298,932
	Amplifon SpA	42,214	1,340,733
Ω	Anima Holding SpA	48,328	254,134
#*	Aquafil SpA	4,743	14,647
#	Ariston Holding NV	2,700	10,966
	Arnoldo Mondadori Editore SpA	66,336	187,766
	Ascopiave SpA	20,805	55,924
	Avio SpA	4,330	61,058
	Azimut Holding SpA	45,890	1,149,812
	Banca Generali SpA	21,043	915,718
	Banca IFIS SpA	9,603	225,435
	Banca Mediolanum SpA	49,668	586,395
	Banca Monte dei Paschi di Siena SpA	238,482	1,301,362
	Banca Popolare di Sondrio SpA	212,465	1,619,224
	Banca Profilo SpA	46,449	10,657
Ω	Banca Sistema SpA	18,647	31,836
	Banco BPM SpA	403,551	2,794,054
	Banco di Desio e della Brianza SpA	16,694	90,750
	BasicNet SpA	5,690	20,203
Ω	BFF Bank SpA	58,884	665,604
	Biesse SpA	2,426	24,991
	BPER Banca SpA	354,637	2,074,992
	Brunello Cucinelli SpA	11,657	1,088,848
	Buzzi SpA	20,429	800,908
	Cairo Communication SpA	27,066	69,103
Ω	Carel Industries SpA	13,637	251,875
	Cembre SpA	627	24,461
	Cementir Holding NV	15,517	174,992
*	CIR SpA-Compagnie Industriali	281,282	179,182
	Credito Emiliano SpA	35,737	391,201
	d'Amico International Shipping SA	25,813	195,277
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	185,907
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	432,053

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Datalogic SpA	5,569	$33,271
	Davide Campari-Milano NV	1,298	11,706
	De' Longhi SpA	4,305	135,695
	Digital Value SpA	672	39,999
#*Ω	doValue SpA	16,541	34,605
	Emak SpA	23,116	25,386
Ω	Enav SpA	19,951	85,335
	Enel SpA	646,868	4,618,105
	Eni SpA (ENI IM)	255,450	4,087,147
	ERG SpA	4,840	128,336
*	Esprinet SpA	9,068	48,205
	Ferrari NV (RACE IM)	9,037	3,719,464
	Fiera Milano SpA	3,538	14,404
	Fila SpA	10,650	102,829
	FinecoBank Banca Fineco SpA	124,443	2,112,571
	FNM SpA	63,935	31,043
*	Garofalo Health Care SpA	4,908	28,036
	Gefran SpA	1,857	17,041
	Generali	43,201	1,118,172
	GPI SpA	722	9,613
	Hera SpA	223,648	818,327
	IMMSI SpA	88,096	54,251
Ω	Infrastrutture Wireless Italiane SpA	12,524	139,357
	Intercos SpA	2,611	46,654
	Interpump Group SpA	6,061	262,855
	Intesa Sanpaolo SpA	739,103	3,001,374
	Iren SpA	159,197	323,941
	Italgas SpA	133,957	716,288
	Italian Sea Group SpA	3,322	32,739
	Italmobiliare SpA	5,062	164,103
	Iveco Group NV	66,696	684,904
	IVS Group SA	7,546	58,494
	Leonardo SpA	60,336	1,437,527
	Maire SpA	50,309	399,191
	Mediobanca Banca di Credito Finanziario SpA	131,099	2,128,161
	MFE-MediaForEurope NV (MFEA IM), Class A	61,546	209,672
	Moltiply Group SpA	7,228	285,999
	Moncler SpA	21,545	1,284,643
*	Newlat Food SpA	6,439	84,304
*Ω	Nexi SpA	124,627	764,920
	Orsero SpA	2,438	32,771
Ω	OVS SpA	77,889	220,339
	Pharmanutra SpA	962	49,319
	Piaggio & C SpA	47,418	130,618
Ω	Piovan SpA	2,215	32,682
Ω	Pirelli & C SpA	97,085	607,779
Ω	Poste Italiane SpA	72,537	981,973
	Prysmian SpA	19,004	1,306,420
Ω	RAI Way SpA	37,554	202,454
	Recordati Industria Chimica e Farmaceutica SpA	13,714	746,634
	Reply SpA	4,824	684,746
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	49,209
	Sabaf SpA	2,166	41,486
#*	Safilo Group SpA	32,565	36,779
*	Saipem SpA	258,574	614,277
	Salcef Group SpA	2,288	63,231
	Salvatore Ferragamo SpA	8,702	75,880
	Sanlorenzo SpA	4,105	167,136
	Sesa SpA	2,079	228,453

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Snam SpA	124,561	$595,230
#	Sogefi SpA	26,838	58,034
	SOL SpA	12,728	475,939
#	Spaxs SpA	14,149	72,528
	Stellantis NV (STLAM IM)	453,110	7,550,652
	Tamburi Investment Partners SpA	13,377	134,883
Ω	Technogym SpA	40,735	399,506
#	Telecom Italia SpA (TIT IM)	3,287,791	805,878
*	Telecom Italia SpA (TITR IM)	885,525	239,699
	Tenaris SA (TEN IM)	46,810	742,726
	Terna - Rete Elettrica Nazionale	186,299	1,551,359
	UniCredit SpA	177,795	7,302,876
#Ω	Unieuro SpA	5,944	73,792
	Unipol Gruppo SpA	170,742	1,839,635
	Webuild SpA	76,708	200,810
#	Wiit SpA	2,877	70,045
	Zignago Vetro SpA	5,435	66,707
TOTAL ITALY			76,375,852
JAPAN — (15.7%)
	&Do Holdings Co. Ltd.	2,900	20,699
	77 Bank Ltd.	20,800	649,359
	A&D HOLON Holdings Co. Ltd.	11,800	218,610
	AB&Company Co. Ltd.	5,100	32,220
	Abalance Corp.	1,800	12,958
	ABC-Mart, Inc.	9,300	183,319
	Achilles Corp.	6,100	63,394
	Acom Co. Ltd.	105,100	302,635
	AD Works Group Co. Ltd.	27,810	42,472
#	Adastria Co. Ltd.	11,700	260,435
	ADEKA Corp.	28,200	598,681
	Ad-sol Nissin Corp.	1,600	20,251
	Adtec Plasma Technology Co. Ltd.	1,000	12,959
	Advan Group Co. Ltd.	6,600	40,678
	Advanced Media, Inc.	1,900	13,838
	Advantest Corp.	59,900	2,651,256
#*	Adventure, Inc.	600	21,332
	Adways, Inc.	3,900	9,998
	Aeon Co. Ltd.	56,824	1,296,529
	Aeon Delight Co. Ltd.	6,000	156,369
#	Aeon Fantasy Co. Ltd.	3,100	52,458
#	AEON Financial Service Co. Ltd.	40,600	372,716
	Aeon Hokkaido Corp.	13,500	82,519
	Aeon Kyushu Co. Ltd.	1,500	30,028
#	Aeon Mall Co. Ltd.	16,000	219,364
	AFC-HD AMS Life Science Co. Ltd.	4,100	24,887
	AGC, Inc.	31,800	1,138,114
	Agro-Kanesho Co. Ltd.	3,100	24,603
	Ahresty Corp.	9,600	46,975
	Ai Holdings Corp.	2,000	33,434
*	AI inside, Inc.	200	6,039
	Aica Kogyo Co. Ltd.	9,300	215,234
	Aichi Corp.	11,200	94,403
	Aichi Financial Group, Inc.	10,889	196,548
	Aichi Steel Corp.	4,600	104,572
	Aichi Tokei Denki Co. Ltd.	3,600	54,874
	Aida Engineering Ltd.	18,600	105,716
#*	Aidma Holdings, Inc.	1,900	19,778
	Aiful Corp.	103,400	267,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ain Holdings, Inc.	10,400	$399,841
	Ainavo Holdings Co. Ltd.	800	7,254
	Aiphone Co. Ltd.	4,500	91,567
	Air Water, Inc.	64,700	950,512
	Airport Facilities Co. Ltd.	10,500	42,035
	Airtech Japan Ltd.	1,600	13,152
#	Airtrip Corp.	4,300	40,401
	Aisan Industry Co. Ltd.	20,900	211,030
	Aisin Corp.	25,300	853,520
	AIT Corp.	1,900	24,484
	Aizawa Securities Group Co. Ltd.	12,600	200,091
	Ajinomoto Co., Inc.	29,700	1,223,202
	Ajis Co. Ltd.	2,100	33,643
	Akatsuki Corp.	8,500	28,168
	Akatsuki, Inc.	2,400	37,759
*	Akebono Brake Industry Co. Ltd.	43,900	44,339
	Akita Bank Ltd.	5,900	100,272
	Albis Co. Ltd.	2,900	55,774
	Alconix Corp.	11,500	113,509
	Alfresa Holdings Corp.	45,100	704,569
	Alinco, Inc.	7,300	51,757
#	Alleanza Holdings Co. Ltd.	4,100	31,379
	Almado, Inc.	2,200	18,240
#	Alpen Co. Ltd.	7,200	105,905
	Alpha Systems, Inc.	1,900	38,368
	Alps Alpine Co. Ltd.	71,844	761,434
	Alps Logistics Co. Ltd.	1,900	72,317
	Altech Corp.	6,710	119,784
	Amada Co. Ltd.	80,000	939,514
	Amano Corp.	16,400	415,773
	Amiyaki Tei Co. Ltd.	400	14,752
	Amuse, Inc.	3,400	36,450
#	Amvis Holdings, Inc.	13,600	236,780
	ANA Holdings, Inc.	12,700	242,922
#	Anabuki Kosan, Inc.	1,900	26,801
	Anest Iwata Corp.	8,600	84,491
#*	AnGes, Inc.	7,300	3,170
	Anicom Holdings, Inc.	18,800	81,827
*	Anrakutei Co. Ltd.	300	14,301
	AOI Electronics Co. Ltd.	800	14,302
	AOKI Holdings, Inc.	13,600	124,305
	Aoyama Trading Co. Ltd.	15,400	157,613
	Aoyama Zaisan Networks Co. Ltd.	7,300	73,589
#	Aozora Bank Ltd.	30,200	502,061
	Arakawa Chemical Industries Ltd.	6,700	53,029
	Arata Corp.	10,400	247,732
	ARCLANDS Corp.	7,479	90,845
	Arcs Co. Ltd.	14,980	272,170
	ARE Holdings, Inc.	36,200	495,285
	Arealink Co. Ltd.	10,600	122,598
	Argo Graphics, Inc.	5,100	173,798
	Arisawa Manufacturing Co. Ltd.	10,600	110,558
	Artience Co. Ltd.	14,300	302,389
	Artnature, Inc.	5,822	32,435
	Artner Co. Ltd.	2,000	24,957
	As One Corp.	15,000	323,185
	Asahi Co. Ltd.	6,500	64,309
	Asahi Diamond Industrial Co. Ltd.	19,900	126,321
	Asahi Group Holdings Ltd.	27,000	993,956

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	29,100	$461,314
	Asahi Kasei Corp.	190,918	1,376,760
	Asahi Kogyosha Co. Ltd.	6,000	53,484
	Asahi Net, Inc.	6,400	28,476
	Asahi Printing Co. Ltd.	1,800	11,583
	Asahi Yukizai Corp.	7,200	230,453
	Asanuma Corp.	30,000	155,478
	Ashimori Industry Co. Ltd.	1,900	28,407
	Asia Pile Holdings Corp.	14,000	91,860
	Asics Corp.	85,600	1,397,020
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	130,368
	ASKUL Corp.	13,300	187,966
	Astellas Pharma, Inc.	23,400	271,392
	Astena Holdings Co. Ltd.	17,100	63,708
	Aucnet, Inc.	4,000	64,152
	Autobacs Seven Co. Ltd.	18,600	205,607
	Avant Group Corp.	7,100	64,597
	Avex, Inc.	8,200	82,069
	Awa Bank Ltd.	19,700	365,433
	Axell Corp.	1,500	14,344
	Axial Retailing, Inc.	25,600	175,332
#	Axxzia, Inc.	3,900	25,018
	Azbil Corp.	14,600	424,264
	AZ-COM MARUWA Holdings, Inc.	17,600	151,564
	AZOOM Co. Ltd.	900	37,413
	Bandai Namco Holdings, Inc.	37,600	799,028
	Bando Chemical Industries Ltd.	14,200	182,885
*	Bank of Innovation, Inc.	600	20,055
	Bank of Iwate Ltd.	5,900	110,735
	Bank of Nagoya Ltd.	4,165	225,398
	Bank of Saga Ltd.	4,794	87,485
	Bank of the Ryukyus Ltd.	14,500	118,210
	Base Co. Ltd.	3,200	60,062
*	baudroie, Inc.	1,400	42,710
	BayCurrent Consulting, Inc.	27,000	831,185
	Beauty Garage, Inc.	3,100	30,754
	Beenos, Inc.	4,200	71,322
	Belc Co. Ltd.	4,500	188,574
	Bell System24 Holdings, Inc.	14,900	154,041
	Belluna Co. Ltd.	16,900	87,891
#*	Bengo4.com, Inc.	1,500	36,477
#	Bewith, Inc.	1,200	14,986
#	Bic Camera, Inc.	25,700	290,029
	BIPROGY, Inc.	23,500	770,061
	B-Lot Co. Ltd.	4,000	25,713
	BML, Inc.	8,000	159,597
#	Bookoff Group Holdings Ltd.	5,300	48,389
	Bourbon Corp.	700	11,285
	Br Holdings Corp.	10,200	25,250
#	BrainPad, Inc.	5,700	37,465
	Bridgestone Corp.	72,000	2,935,702
	Broadmedia Corp.	2,119	23,348
	Brother Industries Ltd.	52,900	1,085,315
#	Bull-Dog Sauce Co. Ltd.	3,500	46,845
	Bunka Shutter Co. Ltd.	16,400	189,352
	Business Brain Showa-Ota, Inc.	4,000	56,436
	Business Engineering Corp.	1,700	46,947
#	BuySell Technologies Co. Ltd.	900	24,289
	C Uyemura & Co. Ltd.	1,800	129,158

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CAC Holdings Corp.	3,100	$39,075
	Calbee, Inc.	21,300	488,935
	Canon Electronics, Inc.	8,800	134,405
	Canon Marketing Japan, Inc.	14,100	436,627
	Canon, Inc. (7751 JP)	41,100	1,286,500
	Canon, Inc. (CAJ US), Sponsored ADR	500	15,540
	Capcom Co. Ltd.	48,200	1,029,741
	Career Design Center Co. Ltd.	2,000	25,111
	Careerlink Co. Ltd.	2,500	40,941
#	Carenet, Inc.	8,800	32,118
	Carlit Co. Ltd.	8,400	81,942
	Casio Computer Co. Ltd.	44,300	356,553
	Cawachi Ltd.	6,500	120,540
#	CDS Co. Ltd.	1,800	21,706
	Celsys, Inc.	16,000	92,470
	Central Automotive Products Ltd.	4,100	135,538
	Central Glass Co. Ltd.	9,600	240,714
	Central Japan Railway Co.	28,800	679,016
	Central Security Patrols Co. Ltd.	2,100	38,608
	Central Sports Co. Ltd.	2,600	44,068
#	Change Holdings, Inc.	17,900	133,587
	Charm Care Corp. KK	7,200	74,028
	Chiba Bank Ltd.	63,300	592,961
	Chiba Kogyo Bank Ltd.	17,300	122,319
#	Chikaranomoto Holdings Co. Ltd.	3,600	34,031
	Chino Corp.	3,100	50,839
	Chiyoda Co. Ltd.	7,300	46,301
#*	Chiyoda Corp.	10,800	22,124
	Chiyoda Integre Co. Ltd.	5,000	112,704
	Chofu Seisakusho Co. Ltd.	6,800	97,313
	Chori Co. Ltd.	5,000	125,832
	Choushimaru Co. Ltd.	900	9,793
	Chubu Electric Power Co., Inc.	51,600	650,600
	Chubu Shiryo Co. Ltd.	8,400	84,404
	Chubu Steel Plate Co. Ltd.	2,300	38,659
	Chudenko Corp.	10,900	254,448
	Chuetsu Pulp & Paper Co. Ltd.	3,200	32,016
	Chugai Pharmaceutical Co. Ltd.	40,200	1,754,427
#	Chugai Ro Co. Ltd.	2,300	46,174
	Chugin Financial Group, Inc.	56,500	629,430
	Chugoku Electric Power Co., Inc.	49,992	363,577
	Chugoku Marine Paints Ltd.	12,500	172,931
	Chuo Spring Co. Ltd.	8,000	61,338
	CI Takiron Corp.	19,100	108,751
	Citizen Watch Co. Ltd.	86,100	580,569
	CKD Corp.	14,800	295,580
	CK-San-Etsu Co. Ltd.	1,500	37,449
	Cleanup Corp.	10,500	51,368
	CMK Corp.	19,100	68,458
	Coca-Cola Bottlers Japan Holdings, Inc.	35,556	529,977
	COLOPL, Inc.	22,700	92,260
#	Colowide Co. Ltd.	21,900	301,468
	Computer Engineering & Consulting Ltd.	8,400	109,755
	COMSYS Holdings Corp.	26,205	564,146
	Comture Corp.	7,800	98,055
	Concordia Financial Group Ltd.	178,417	1,124,475
#	Copro-Holdings Co. Ltd.	4,400	50,003
*	Core Concept Technologies, Inc.	3,700	56,231
	Core Corp.	1,800	25,087

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Corona Corp.	5,700	$36,334
	Cosel Co. Ltd.	8,100	66,254
	Cosmo Energy Holdings Co. Ltd.	23,600	1,266,532
	Cosmos Initia Co. Ltd.	5,600	31,517
#	Cosmos Pharmaceutical Corp.	4,000	359,635
	Cota Co. Ltd.	5,291	58,972
#*	Cover Corp.	4,900	64,115
	Create Restaurants Holdings, Inc.	36,100	257,704
	Create SD Holdings Co. Ltd.	11,200	251,291
	Credit Saison Co. Ltd.	55,608	1,288,949
	Creek & River Co. Ltd.	4,300	41,757
	Cresco Ltd.	9,200	81,503
	Cross Cat Co. Ltd.	3,100	27,548
	CTI Engineering Co. Ltd.	4,900	163,736
	CTS Co. Ltd.	8,900	49,278
	Cube System, Inc.	1,400	11,041
	Curves Holdings Co. Ltd.	19,500	107,104
*	Cyber Security Cloud, Inc.	2,100	30,599
	CyberAgent, Inc.	45,800	296,117
#*	CYBERDYNE, Inc.	8,800	12,919
	Cybozu, Inc.	10,200	123,369
	Dai Nippon Printing Co. Ltd.	24,200	796,137
	Dai Nippon Toryo Co. Ltd.	9,200	74,773
	Daicel Corp.	75,900	737,808
	Dai-Dan Co. Ltd.	11,600	237,748
	Daido Metal Co. Ltd.	17,800	70,632
	Daido Steel Co. Ltd.	45,700	457,252
	Daifuku Co. Ltd.	29,700	537,519
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	90,956
#	Daiho Corp.	2,500	60,640
	Dai-Ichi Cutter Kogyo KK	5,000	52,375
	Daiichi Jitsugyo Co. Ltd.	8,100	126,416
	Daiichi Kensetsu Corp.	1,800	28,173
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	30,423
	Dai-ichi Life Holdings, Inc.	53,600	1,634,280
	Daiichi Sankyo Co. Ltd.	16,900	688,298
	Daiichikosho Co. Ltd.	26,482	319,635
	Daiki Aluminium Industry Co. Ltd.	16,500	136,840
	Daikin Industries Ltd.	17,800	2,581,117
#	Daikoku Denki Co. Ltd.	4,300	106,408
	Daikokutenbussan Co. Ltd.	2,000	142,224
	Daikyonishikawa Corp.	15,400	71,521
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	109,873
	Daio Paper Corp.	50,600	302,002
	Daiseki Co. Ltd.	12,820	306,889
	Daishi Hokuetsu Financial Group, Inc.	15,250	607,646
#	Daishinku Corp.	10,400	49,738
	Daisue Construction Co. Ltd.	3,800	45,260
	Daito Pharmaceutical Co. Ltd.	5,285	84,425
	Daito Trust Construction Co. Ltd.	9,000	1,082,341
	Daitron Co. Ltd.	3,300	60,866
	Daiwa House Industry Co. Ltd.	96,000	2,718,565
	Daiwa Industries Ltd.	11,800	124,246
	Daiwa Securities Group, Inc.	165,800	1,368,860
	Daiwabo Holdings Co. Ltd.	39,700	748,094
	DCM Holdings Co. Ltd.	44,100	425,678
*	DD GROUP Co. Ltd.	2,400	22,833
	Dear Life Co. Ltd.	11,300	75,179
*	Demae-Can Co. Ltd.	4,500	7,572

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DeNA Co. Ltd.	28,800	$297,723
	Denka Co. Ltd.	52,350	762,896
	Densan System Holdings Co. Ltd.	3,700	70,868
	Denso Corp.	88,900	1,457,872
	Dentsu Group, Inc.	19,900	526,220
	Dentsu Soken, Inc.	7,600	288,917
	Denyo Co. Ltd.	6,100	108,130
	Dexerials Corp.	16,400	787,342
	DIC Corp.	29,500	606,855
	Digital Arts, Inc.	3,900	123,814
	Digital Hearts Holdings Co. Ltd.	4,100	27,143
	Digital Holdings, Inc.	5,700	40,490
	Digital Information Technologies Corp.	3,100	39,505
	Dip Corp.	11,900	244,655
	Disco Corp.	7,800	2,608,293
	DKK Co. Ltd.	3,400	48,656
	DKS Co. Ltd.	2,800	59,751
	DMG Mori Co. Ltd.	43,000	1,094,114
	Doshisha Co. Ltd.	6,800	103,832
#	Double Standard, Inc.	2,600	31,830
	Doutor Nichires Holdings Co. Ltd.	12,100	187,785
	Dowa Holdings Co. Ltd.	21,395	785,200
	DTS Corp.	11,000	317,997
	Duskin Co. Ltd.	9,800	257,662
#	DyDo Group Holdings, Inc.	6,400	115,804
	Eagle Industry Co. Ltd.	8,800	123,879
	East Japan Railway Co.	36,300	691,639
#	EAT & Holdings Co. Ltd.	2,900	41,125
	Ebara Corp.	94,000	1,346,128
	Ebara Foods Industry, Inc.	2,300	45,695
	Ebara Jitsugyo Co. Ltd.	2,800	76,808
	Ebase Co. Ltd.	6,400	28,347
#	Eco's Co. Ltd.	4,000	59,992
	EDION Corp.	27,700	322,739
	eGuarantee, Inc.	8,600	84,192
#	Ehime Bank Ltd.	17,400	143,193
	Eiken Chemical Co. Ltd.	10,300	166,805
	Eisai Co. Ltd.	9,000	343,223
	Eizo Corp.	7,000	226,526
	EJ Holdings, Inc.	1,100	13,234
	Elan Corp.	9,500	58,238
	Elecom Co. Ltd.	10,300	112,939
#	Electric Power Development Co. Ltd.	22,500	371,943
	Elematec Corp.	8,800	112,177
	EM Systems Co. Ltd.	7,400	31,680
	en Japan, Inc.	4,600	86,116
	Endo Lighting Corp.	5,800	57,422
	ENEOS Holdings, Inc.	710,200	3,721,122
	Enomoto Co. Ltd.	2,000	19,906
#	Enplas Corp.	2,000	101,369
#*	eRex Co. Ltd.	9,500	45,356
	ERI Holdings Co. Ltd.	1,700	21,616
	ES-Con Japan Ltd.	10,700	73,874
	Eslead Corp.	3,700	116,323
	ESPEC Corp.	4,400	83,553
#	Eternal Hospitality Group Co. Ltd.	2,900	73,755
	Exedy Corp.	13,000	276,024
	EXEO Group, Inc.	44,290	483,093
	Ezaki Glico Co. Ltd.	13,300	408,494

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	F&M Co. Ltd.	3,200	$34,680
	FALCO HOLDINGS Co. Ltd.	2,100	34,844
	Fancl Corp.	19,500	377,666
	FANUC Corp.	12,300	364,655
	Fast Retailing Co. Ltd.	11,600	3,197,525
	FCC Co. Ltd.	12,300	191,885
*	FDK Corp.	3,899	17,669
	Feed One Co. Ltd.	10,780	68,298
#	Ferrotec Holdings Corp.	19,100	316,714
#	FFRI Security, Inc.	1,400	20,003
#	Fibergate, Inc.	2,100	16,716
	FIDEA Holdings Co. Ltd.	8,320	90,571
	Financial Partners Group Co. Ltd.	21,500	373,408
	FINDEX, Inc.	5,100	36,871
*	Fintech Global, Inc.	24,800	14,231
	First Bank of Toyama Ltd.	19,500	169,716
	Fixstars Corp.	10,200	116,136
	FJ Next Holdings Co. Ltd.	7,900	69,654
	Food & Life Cos. Ltd.	35,900	629,114
	Forum Engineering, Inc.	7,100	46,737
#	Forval Corp.	1,400	14,551
	Foster Electric Co. Ltd.	9,500	102,908
	FP Corp.	17,800	307,028
#	FP Partner, Inc.	2,400	49,598
#	France Bed Holdings Co. Ltd.	9,800	79,068
	Freebit Co. Ltd.	6,000	55,287
	Freund Corp.	3,044	16,719
	FTGroup Co. Ltd.	6,700	50,853
	Fudo Tetra Corp.	5,650	90,165
	Fuji Corp. (6134 JP)	19,300	322,751
	Fuji Corp. (7605 JP)	4,400	61,614
	Fuji Corp. Ltd.	11,800	63,794
	Fuji Electric Co. Ltd.	16,900	950,573
	Fuji Kosan Co. Ltd.	1,700	18,511
	Fuji Kyuko Co. Ltd.	7,500	153,056
	Fuji Media Holdings, Inc.	12,900	161,696
	Fuji Oil Co. Ltd.	17,700	53,931
	Fuji Oil Holdings, Inc.	15,300	319,456
	Fuji Pharma Co. Ltd.	5,100	47,566
	Fuji Seal International, Inc.	15,586	249,168
	Fuji Soft, Inc.	8,700	416,819
	Fujibo Holdings, Inc.	4,500	154,945
	Fujicco Co. Ltd.	6,000	74,252
	FUJIFILM Holdings Corp.	54,300	1,291,033
	Fujikura Composites, Inc.	8,600	76,208
	Fujikura Kasei Co. Ltd.	10,400	37,392
	Fujikura Ltd.	49,300	987,657
	Fujimi, Inc.	5,000	105,011
	Fujimori Kogyo Co. Ltd.	6,000	180,451
*	Fujio Food Group, Inc.	5,700	53,331
	Fujishoji Co. Ltd.	3,200	28,010
*	Fujita Kanko, Inc.	2,300	130,789
	Fujitsu General Ltd.	5,200	68,224
	Fujitsu Ltd.	103,400	1,877,760
	Fujiya Co. Ltd.	2,700	48,896
	FuKoKu Co. Ltd.	6,200	84,448
	Fukuda Corp.	2,600	107,346
	Fukuda Denshi Co. Ltd.	5,800	261,285
	Fukui Bank Ltd.	7,500	109,185

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	4,400	$75,558
	Fukuoka Financial Group, Inc.	29,732	833,949
	Fukushima Galilei Co. Ltd.	4,300	193,341
	Fukuyama Transporting Co. Ltd.	6,200	167,240
	FULLCAST Holdings Co. Ltd.	6,400	64,111
	Fumakilla Ltd.	1,200	9,354
	Funai Soken Holdings, Inc.	13,170	192,176
	Furukawa Battery Co. Ltd.	5,400	49,292
	Furukawa Co. Ltd.	10,381	126,797
	Furukawa Electric Co. Ltd.	26,200	716,747
	Furuno Electric Co. Ltd.	10,200	133,208
#	Furuya Metal Co. Ltd.	3,600	109,514
	Furyu Corp.	8,200	58,553
	Fuso Chemical Co. Ltd.	8,900	230,356
	Fuso Pharmaceutical Industries Ltd.	2,900	43,931
	Futaba Corp.	16,300	64,895
	Futaba Industrial Co. Ltd.	22,700	114,727
	Future Corp.	16,700	191,202
	Fuyo General Lease Co. Ltd.	8,600	702,906
	G-7 Holdings, Inc.	8,100	91,259
#*	GA Technologies Co. Ltd.	7,800	62,538
	Gakken Holdings Co. Ltd.	11,000	79,303
	Gakkyusha Co. Ltd.	3,000	42,471
	Gakujo Co. Ltd.	1,300	16,435
	Gecoss Corp.	7,000	45,713
	Genki Sushi Co. Ltd.	4,000	103,432
	Genky DrugStores Co. Ltd.	8,400	193,868
	Geo Holdings Corp.	9,800	107,609
	Gift Holdings, Inc.	2,200	37,035
#*	giftee, Inc.	4,900	39,174
	GL Sciences, Inc.	1,700	32,359
	Global Security Experts, Inc.	300	10,944
	GLOBERIDE, Inc.	8,800	123,029
	Glory Ltd.	16,100	292,685
#	GMO Financial Gate, Inc.	1,600	70,805
#	GMO Financial Holdings, Inc.	18,100	77,410
	GMO GlobalSign Holdings KK	1,200	24,912
	GMO internet group, Inc.	22,200	367,820
	GMO Payment Gateway, Inc.	8,400	481,524
*	GNI Group Ltd.	9,100	139,289
#	Godo Steel Ltd.	4,200	136,536
*	Gokurakuyu Holdings Co. Ltd.	8,600	22,900
	Goldcrest Co. Ltd.	7,200	137,614
#	Goldwin, Inc.	5,500	338,733
	Grandy House Corp.	4,200	17,496
	Gree, Inc.	24,700	87,330
#	Greens Co. Ltd.	2,600	32,425
	gremz, Inc.	2,500	40,214
	GS Yuasa Corp.	32,016	569,669
	GSI Creos Corp.	3,600	53,355
	G-Tekt Corp.	8,830	107,095
*	Gumi, Inc.	5,000	11,340
	Gun-Ei Chemical Industry Co. Ltd.	1,900	40,022
#	GungHo Online Entertainment, Inc.	8,540	166,966
	Gunma Bank Ltd.	120,400	816,802
	Gunze Ltd.	6,400	237,643
	H.U. Group Holdings, Inc.	19,060	335,427
	H2O Retailing Corp.	36,200	629,685
	Hachijuni Bank Ltd.	95,019	677,257

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hagihara Industries, Inc.	4,900	$51,966
	Hagiwara Electric Holdings Co. Ltd.	3,300	83,739
	Hakudo Co. Ltd.	2,400	41,297
	Hakuhodo DY Holdings, Inc.	61,000	498,146
#	Hakuto Co. Ltd.	2,400	80,376
	Halows Co. Ltd.	3,100	94,478
	Hamakyorex Co. Ltd.	6,400	202,925
	Hamamatsu Photonics KK	14,200	408,945
	Hamee Corp.	3,200	24,224
	Hankyu Hanshin Holdings, Inc.	28,400	810,364
	Hanwa Co. Ltd.	12,800	494,752
	Happinet Corp.	7,100	153,975
	Hard Off Corp. Co. Ltd.	4,500	62,472
	Harima Chemicals Group, Inc.	6,100	39,837
	Harmonic Drive Systems, Inc.	2,400	65,957
	Haseko Corp.	85,600	1,068,242
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,316
	Hazama Ando Corp.	58,800	475,169
	Heiwa Corp.	21,000	301,276
	Heiwa Real Estate Co. Ltd.	9,800	281,685
	Heiwado Co. Ltd.	18,115	296,604
#*	Hennge KK	3,700	26,312
	Hibino Corp.	1,100	18,746
	Hibiya Engineering Ltd.	6,300	137,245
#	Hiday Hidaka Corp.	6,100	112,953
	Hikari Tsushin, Inc.	1,000	187,254
	HI-LEX Corp.	7,200	69,678
*	Hino Motors Ltd.	107,700	347,938
	Hioki EE Corp.	3,700	198,396
	Hirakawa Hewtech Corp.	4,000	39,359
	Hirano Tecseed Co. Ltd.	2,000	24,647
	Hirata Corp.	2,100	86,924
	Hirogin Holdings, Inc.	82,300	668,043
	Hirose Electric Co. Ltd.	4,255	532,742
	Hirose Tusyo, Inc.	1,900	52,536
	Hiroshima Gas Co. Ltd.	9,300	25,050
#*	HIS Co. Ltd.	5,800	66,904
	Hisaka Works Ltd.	6,800	49,137
	Hisamitsu Pharmaceutical Co., Inc.	2,700	74,368
	Hitachi Construction Machinery Co. Ltd.	24,900	620,187
	Hitachi Ltd. (6501 JP)	447,500	9,668,982
	Hitachi Zosen Corp.	74,700	542,317
	Hochiki Corp.	5,600	85,140
	Hodogaya Chemical Co. Ltd.	3,100	105,520
	Hogy Medical Co. Ltd.	6,700	184,312
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	25,619
#	Hokkaido Electric Power Co., Inc.	37,400	254,315
	Hokkaido Gas Co. Ltd.	4,700	101,941
	Hokkan Holdings Ltd.	5,200	59,656
#	Hokko Chemical Industry Co. Ltd.	8,500	94,985
	Hokkoku Financial Holdings, Inc.	8,100	304,988
#	Hokuetsu Corp.	50,400	390,155
	Hokuetsu Industries Co. Ltd.	8,800	125,414
	Hokuhoku Financial Group, Inc.	58,800	822,292
	Hokuriku Electric Industry Co. Ltd.	3,300	30,558
	Hokuriku Electric Power Co.	35,200	225,613
	Hokuriku Electrical Construction Co. Ltd.	6,000	48,102
	Hokuto Corp.	6,400	81,723
	Honda Motor Co. Ltd. (7267 JP)	329,100	3,516,293

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	$158,270
	H-One Co. Ltd.	8,600	56,729
	Honeys Holdings Co. Ltd.	6,900	74,349
	Hoosiers Holdings Co. Ltd.	14,200	107,983
	Horiba Ltd.	10,100	799,367
	Hoshizaki Corp.	4,800	151,170
	Hosiden Corp.	22,400	305,595
	Hosokawa Micron Corp.	3,800	102,779
	Hotland Co. Ltd.	3,800	60,443
	House Foods Group, Inc.	15,793	311,555
	Howa Machinery Ltd.	5,400	32,037
	Hoya Corp.	26,300	3,295,409
	HS Holdings Co. Ltd.	7,900	50,110
	Hulic Co. Ltd.	68,695	670,539
	Hyakugo Bank Ltd.	81,100	363,115
	Hyakujushi Bank Ltd.	14,300	313,341
#	Ibiden Co. Ltd.	21,200	821,758
#	IBJ, Inc.	7,100	29,672
	Ichibanya Co. Ltd.	15,500	110,291
	Ichiken Co. Ltd.	3,100	52,500
	Ichikoh Industries Ltd.	17,800	58,592
	Ichinen Holdings Co. Ltd.	8,100	93,507
	Ichiyoshi Securities Co. Ltd.	11,900	64,565
	Icom, Inc.	3,300	68,210
	ID Holdings Corp.	5,550	52,036
	Idec Corp.	8,900	183,365
	Idemitsu Kosan Co. Ltd.	300,445	1,978,825
	IDOM, Inc.	26,700	202,747
	IG Port, Inc.	3,200	38,294
	IHI Corp.	14,900	543,561
	Iida Group Holdings Co. Ltd.	36,600	550,158
	Iino Kaiun Kaisha Ltd.	36,600	309,297
#	I'll, Inc.	2,800	50,091
	Imagica Group, Inc.	7,200	23,860
#	i-mobile Co. Ltd.	7,200	21,592
	Imuraya Group Co. Ltd.	2,700	46,847
	Inaba Denki Sangyo Co. Ltd.	10,000	262,186
#	Inaba Seisakusho Co. Ltd.	4,800	54,915
	Inabata & Co. Ltd.	19,800	443,425
	Inageya Co. Ltd.	400	3,390
#	I-NE Co. Ltd.	2,800	32,636
	Ines Corp.	5,600	66,501
	I-Net Corp.	5,310	65,456
	Infocom Corp.	10,400	420,735
	INFRONEER Holdings, Inc.	63,420	549,951
	Innotech Corp.	6,300	69,668
	Inpex Corp.	177,300	2,737,775
	Insource Co. Ltd.	18,600	109,070
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	134,511
	Intelligent Wave, Inc.	4,800	33,971
	Internet Initiative Japan, Inc.	26,000	439,700
	Inui Global Logistics Co. Ltd.	3,300	24,819
	I-PEX, Inc.	4,900	66,327
	IPS, Inc.	2,000	29,239
#	IR Japan Holdings Ltd.	2,900	20,232
	Iriso Electronics Co. Ltd.	7,200	144,714
	I'rom Group Co. Ltd.	700	13,004
	ISB Corp.	2,500	26,698
#	Ise Chemicals Corp.	600	82,282

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iseki & Co. Ltd.	7,400	$50,223
	Isetan Mitsukoshi Holdings Ltd.	15,900	316,335
	Ishihara Chemical Co. Ltd.	4,000	66,748
	Ishihara Sangyo Kaisha Ltd.	13,300	137,185
	Ishizuka Glass Co. Ltd.	1,300	24,753
*	Istyle, Inc.	22,100	65,261
	Isuzu Motors Ltd.	170,000	2,299,611
	Itfor, Inc.	5,500	54,853
	ITmedia, Inc.	2,600	32,542
	Ito En Ltd.	19,800	469,414
#	ITOCHU Corp.	36,000	1,846,203
	Itochu Enex Co. Ltd.	26,700	304,778
	Itochu-Shokuhin Co. Ltd.	2,500	115,629
	Itoham Yonekyu Holdings, Inc.	14,180	418,560
	Itoki Corp.	20,600	208,349
	IwaiCosmo Holdings, Inc.	7,900	116,287
	Iwaki Co. Ltd.	2,800	56,864
	Iwatani Corp.	18,500	1,174,030
	Iwatsuka Confectionery Co. Ltd.	3,200	54,463
	Iyogin Holdings, Inc.	86,000	864,059
	Izumi Co. Ltd.	12,300	293,065
	J Front Retailing Co. Ltd.	82,800	1,002,980
#	J Trust Co. Ltd.	17,800	48,879
	JAC Recruitment Co. Ltd.	26,100	125,868
	Jaccs Co. Ltd.	9,900	321,415
#*	Jade Group, Inc.	3,300	43,609
	JAFCO Group Co. Ltd.	24,300	307,578
	JALCO Holdings, Inc.	9,800	32,969
	JANOME Corp.	7,000	32,639
	Japan Airlines Co. Ltd.	33,400	541,176
	Japan Airport Terminal Co. Ltd.	12,800	467,255
	Japan Aviation Electronics Industry Ltd.	18,400	308,354
	Japan Business Systems, Inc.	2,200	13,927
#*	Japan Communications, Inc.	42,200	53,054
	Japan Elevator Service Holdings Co. Ltd.	21,900	404,128
	Japan Exchange Group, Inc.	61,100	1,434,531
	Japan Foundation Engineering Co. Ltd.	5,100	20,066
*	Japan Hospice Holdings, Inc.	2,800	27,300
	Japan Lifeline Co. Ltd.	19,200	148,696
	Japan Material Co. Ltd.	10,500	139,308
	Japan Medical Dynamic Marketing, Inc.	7,100	33,357
	Japan Petroleum Exploration Co. Ltd.	8,000	329,861
	Japan Post Bank Co. Ltd.	42,300	440,181
	Japan Post Holdings Co. Ltd.	103,800	1,099,290
	Japan Post Insurance Co. Ltd.	17,700	364,399
	Japan Property Management Center Co. Ltd.	4,600	37,866
	Japan Pulp & Paper Co. Ltd.	4,400	194,203
	Japan Securities Finance Co. Ltd.	29,000	330,470
	Japan Steel Works Ltd.	17,074	485,504
	Japan System Techniques Co. Ltd.	5,200	56,750
	Japan Tobacco, Inc.	97,200	2,860,127
	Japan Transcity Corp.	14,800	95,403
#	Japan Wool Textile Co. Ltd.	18,700	166,026
	JBCC Holdings, Inc.	4,000	109,441
	JCR Pharmaceuticals Co. Ltd.	23,086	90,078
	JCU Corp.	10,500	261,857
	JDC Corp.	16,200	53,778
	Jeol Ltd.	14,600	587,830
	JFE Holdings, Inc.	112,800	1,652,335

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Systems, Inc.	900	$18,406
	JGC Holdings Corp.	69,400	589,393
#*	JIG-SAW, Inc.	1,500	47,986
	JINS Holdings, Inc.	4,400	135,062
	JINUSHI Co. Ltd.	3,100	45,423
	JK Holdings Co. Ltd.	6,500	47,861
	J-Lease Co. Ltd.	4,000	33,533
#	JM Holdings Co. Ltd.	5,400	103,333
	JMS Co. Ltd.	7,600	26,945
	J-Oil Mills, Inc.	7,400	103,224
	Joshin Denki Co. Ltd.	5,700	107,204
	Joyful Honda Co. Ltd.	15,200	221,265
	JP-Holdings, Inc.	21,100	85,769
	JSB Co. Ltd.	2,600	51,029
	JSP Corp.	4,700	71,758
	JTEKT Corp.	63,100	453,575
#	Juki Corp.	8,500	28,458
	Juroku Financial Group, Inc.	10,200	327,316
	Justsystems Corp.	10,700	226,372
	JVCKenwood Corp.	99,600	610,230
#	K&O Energy Group, Inc.	5,900	134,222
	Kadokawa Corp.	9,800	181,229
	Kadoya Sesame Mills, Inc.	1,000	24,329
	Kaga Electronics Co. Ltd.	5,600	203,176
	Kagome Co. Ltd.	13,900	324,671
	Kajima Corp.	48,300	933,326
	Kakaku.com, Inc.	36,300	507,455
	Kaken Pharmaceutical Co. Ltd.	2,700	73,484
#	Kakiyasu Honten Co. Ltd.	3,800	67,841
#	Kamakura Shinsho Ltd.	6,200	18,314
	Kamei Corp.	9,400	141,032
	Kamigumi Co. Ltd.	23,700	540,498
	Kanaden Corp.	6,900	74,520
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	48,019
	Kanamic Network Co. Ltd.	5,700	21,047
	Kanamoto Co. Ltd.	11,600	216,758
	Kandenko Co. Ltd.	43,200	583,471
	Kaneka Corp.	16,700	472,174
	Kaneko Seeds Co. Ltd.	3,900	37,217
	Kanematsu Corp.	34,500	584,330
	Kanemi Co. Ltd.	600	13,651
#	Kanro, Inc.	1,800	34,001
	Kansai Electric Power Co., Inc.	53,500	915,695
	Kansai Paint Co. Ltd.	48,600	798,177
	Kanto Denka Kogyo Co. Ltd.	16,448	105,115
#	Kao Corp.	20,000	875,793
*	Kaonavi, Inc.	3,200	35,879
	Kappa Create Co. Ltd.	5,100	64,196
	Katakura Industries Co. Ltd.	8,000	111,563
	Katitas Co. Ltd.	17,700	221,878
	Kato Sangyo Co. Ltd.	5,700	162,285
	Kato Works Co. Ltd.	5,200	42,155
	Kawada Technologies, Inc.	5,700	102,018
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	51,247
	Kawasaki Heavy Industries Ltd.	12,200	447,638
#	Kawasaki Kisen Kaisha Ltd.	46,566	715,494
	KDDI Corp.	156,900	4,721,122
#	KeePer Technical Laboratory Co. Ltd.	4,700	113,770
	Keihan Holdings Co. Ltd.	17,500	356,719

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keihanshin Building Co. Ltd.	7,700	$83,964
#	Keikyu Corp.	41,400	327,338
	Keio Corp.	15,700	393,111
	Keisei Electric Railway Co. Ltd.	11,219	335,550
	KEIWA, Inc.	2,400	24,858
	Keiyo Bank Ltd.	57,000	320,771
	KEL Corp.	1,800	20,665
	Kenko Mayonnaise Co. Ltd.	4,700	67,383
	Kewpie Corp.	18,300	470,021
	Keyence Corp.	4,500	1,967,671
	KH Neochem Co. Ltd.	11,458	170,902
	Kibun Foods, Inc.	4,200	34,741
	Kikkoman Corp.	55,800	698,278
	Kimura Chemical Plants Co. Ltd.	5,900	28,230
	Kinden Corp.	34,500	727,883
#	King Jim Co. Ltd.	4,200	24,938
	Kintetsu Department Store Co. Ltd.	3,100	48,269
	Kintetsu Group Holdings Co. Ltd.	26,300	609,113
	Kirin Holdings Co. Ltd.	60,300	852,496
	Kissei Pharmaceutical Co. Ltd.	11,300	262,750
	Ki-Star Real Estate Co. Ltd.	4,300	99,390
	Kitagawa Corp.	4,300	44,289
	Kita-Nippon Bank Ltd.	3,600	67,660
	Kitano Construction Corp.	1,600	40,316
#	Kitanotatsujin Corp.	9,500	11,307
	Kitz Corp.	25,100	184,977
	Kiyo Bank Ltd.	35,600	465,632
#*	KLab, Inc.	13,400	20,764
#*	KNT-CT Holdings Co. Ltd.	3,800	35,229
	Koa Corp.	12,400	109,658
	Koa Shoji Holdings Co. Ltd.	2,400	11,450
	Koatsu Gas Kogyo Co. Ltd.	12,700	81,299
#	Kobayashi Pharmaceutical Co. Ltd.	5,800	233,555
	Kobe Bussan Co. Ltd.	17,000	456,430
	Kobe Electric Railway Co. Ltd.	1,600	30,203
	Kobe Steel Ltd.	121,300	1,514,107
	Koei Tecmo Holdings Co. Ltd.	25,320	247,451
	Kohnan Shoji Co. Ltd.	12,300	331,663
	Kohoku Kogyo Co. Ltd.	2,400	42,439
	Kohsoku Corp.	3,200	53,271
	Koike-ya, Inc.	600	19,670
	Koito Manufacturing Co. Ltd.	45,400	671,298
	Kojima Co. Ltd.	14,600	105,080
	Kokuyo Co. Ltd.	22,900	384,260
	Komatsu Ltd.	111,700	3,175,360
	Komatsu Matere Co. Ltd.	8,200	41,637
	Komatsu Wall Industry Co. Ltd.	3,000	63,605
	KOMEDA Holdings Co. Ltd.	14,900	267,121
#	Komehyo Holdings Co. Ltd.	3,700	105,444
	Komeri Co. Ltd.	12,400	303,591
	Komori Corp.	17,600	143,150
	Konami Group Corp.	11,200	842,683
	Kondotec, Inc.	7,700	71,124
	Konica Minolta, Inc.	174,400	511,315
	Konishi Co. Ltd.	20,200	160,931
	Konoike Transport Co. Ltd.	10,300	164,763
	Konoshima Chemical Co. Ltd.	3,900	46,295
#	Kosaido Holdings Co. Ltd.	25,500	91,591
	Kose Corp.	2,300	153,700

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Koshidaka Holdings Co. Ltd.	17,900	$120,489
	Kotobuki Spirits Co. Ltd.	32,900	422,505
	Kozo Keikaku Engineering Holdings, Inc.	500	13,324
#	KPP Group Holdings Co. Ltd.	16,100	79,909
	Krosaki Harima Corp.	6,400	112,692
	KRS Corp.	5,400	68,406
	K's Holdings Corp.	57,600	621,691
	KU Holdings Co. Ltd.	4,300	34,592
	Kubota Corp. (6326 JP)	41,400	595,204
	Kubota Corp. (KUBTY US), Sponsored ADR	425	30,456
	Kumagai Gumi Co. Ltd.	12,300	294,800
	Kumiai Chemical Industry Co. Ltd.	29,763	156,572
#	Kura Sushi, Inc.	4,300	111,360
	Kurabo Industries Ltd.	6,000	181,544
	Kuraray Co. Ltd.	105,600	1,291,386
#	Kureha Corp.	21,000	417,130
	Kurimoto Ltd.	3,400	107,082
	Kurita Water Industries Ltd.	19,600	836,504
	Kuriyama Holdings Corp.	5,600	46,466
	Kushikatsu Tanaka Holdings Co.	1,300	14,203
	Kusuri No. Aoki Holdings Co. Ltd.	15,300	318,753
	KYB Corp.	7,100	246,651
	Kyocera Corp.	92,504	1,165,084
	Kyodo Printing Co. Ltd.	2,700	69,845
	Kyoei Steel Ltd.	9,300	123,777
	Kyokuto Boeki Kaisha Ltd.	6,000	68,863
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	235,484
#	Kyokuto Securities Co. Ltd.	9,100	95,105
	Kyokuyo Co. Ltd.	3,700	99,899
	Kyorin Pharmaceutical Co. Ltd.	14,200	162,290
	Kyoritsu Maintenance Co. Ltd.	22,400	434,874
	Kyosan Electric Manufacturing Co. Ltd.	17,000	71,955
	Kyoto Financial Group, Inc.	36,400	679,857
	Kyowa Kirin Co. Ltd.	16,700	352,246
	Kyudenko Corp.	13,300	612,611
	Kyushu Electric Power Co., Inc.	45,200	477,112
	Kyushu Financial Group, Inc.	98,199	604,866
	Kyushu Railway Co.	20,500	547,190
	LA Holdings Co. Ltd.	2,100	60,394
	LAC Co. Ltd.	4,500	26,667
	Lacto Japan Co. Ltd.	2,400	47,774
	Lasertec Corp.	5,900	1,046,856
	LEC, Inc.	8,100	60,583
	Leopalace21 Corp.	62,800	230,700
	Life Corp.	6,200	150,975
	Lifedrink Co., Inc.	2,700	126,347
#*	Lifenet Insurance Co.	13,000	147,578
	LIFULL Co. Ltd.	28,000	30,236
#	LIKE, Inc.	3,000	28,667
	Link & Motivation, Inc.	18,500	59,799
	Lintec Corp.	15,338	344,860
	Lion Corp.	51,700	447,399
#	LITALICO, Inc.	8,700	71,432
	Lixil Corp.	88,600	1,025,648
	Loadstar Capital KK	3,000	55,678
	Look Holdings, Inc.	2,300	43,600
	LY Corp.	155,700	389,548
	M3, Inc.	39,300	366,954
	Mabuchi Motor Co. Ltd.	17,000	261,330

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Macnica Holdings, Inc.	18,199	$734,477
	Macromill, Inc.	15,400	90,150
	Maeda Kosen Co. Ltd.	18,000	197,068
	Maezawa Industries, Inc.	2,800	26,528
	Maezawa Kasei Industries Co. Ltd.	5,600	71,956
	Maezawa Kyuso Industries Co. Ltd.	6,800	66,346
	Makino Milling Machine Co. Ltd.	10,200	457,634
	Makita Corp. (6586 JP)	21,200	698,803
	Management Solutions Co. Ltd.	2,600	23,532
	Mandom Corp.	16,400	138,971
	Mani, Inc.	17,300	243,332
	MarkLines Co. Ltd.	3,600	71,899
#	Mars Group Holdings Corp.	3,500	85,653
	Marubeni Corp.	66,300	1,247,750
	Marubun Corp.	6,700	51,185
	Maruchiyo Yamaokaya Corp.	600	12,562
	Marudai Food Co. Ltd.	8,000	93,637
	Maruha Nichiro Corp.	23,933	535,196
	Marui Group Co. Ltd.	37,200	602,708
	Maruichi Steel Tube Ltd.	13,100	319,236
	MARUKA FURUSATO Corp.	7,553	117,447
	Marusan Securities Co. Ltd.	17,700	122,353
	Maruwa Co. Ltd.	1,900	509,039
	Maruyama Manufacturing Co., Inc.	900	14,289
	Maruzen Showa Unyu Co. Ltd.	4,800	172,661
	Matching Service Japan Co. Ltd.	2,600	18,383
	Matsuda Sangyo Co. Ltd.	6,500	128,499
	Matsui Construction Co. Ltd.	6,600	37,666
	Matsui Securities Co. Ltd.	33,000	184,978
	MatsukiyoCocokara & Co.	33,040	538,813
#	Matsuya Co. Ltd.	2,600	18,635
	Matsuyafoods Holdings Co. Ltd.	1,200	47,100
	Max Co. Ltd.	8,500	212,667
	Maxell Ltd.	23,900	274,248
	Maxvalu Tokai Co. Ltd.	2,400	50,733
	Mazda Motor Corp.	154,500	1,332,627
	McDonald's Holdings Co. Japan Ltd.	7,700	319,004
	MCJ Co. Ltd.	34,200	311,145
	Mebuki Financial Group, Inc.	234,190	974,804
	MEC Co. Ltd.	2,500	62,911
	Media Do Co. Ltd.	2,600	24,279
	Medical Data Vision Co. Ltd.	8,600	31,004
	Medical System Network Co. Ltd.	12,800	46,609
	Medikit Co. Ltd.	600	12,388
	Medipal Holdings Corp.	46,500	839,337
	Medius Holdings Co. Ltd.	3,700	21,369
*	Medley, Inc.	2,400	65,537
	MedPeer, Inc.	7,500	30,626
	Megachips Corp.	5,900	165,356
	Megmilk Snow Brand Co. Ltd.	18,300	348,074
	Meidensha Corp.	17,600	401,895
	Meiho Facility Works Ltd.	3,300	18,960
	Meiji Electric Industries Co. Ltd.	1,000	10,699
	MEIJI Holdings Co. Ltd.	26,000	656,614
#	Meiji Shipping Group Co. Ltd.	6,900	32,579
	Meiko Electronics Co. Ltd.	8,000	320,696
	Meisei Industrial Co. Ltd.	17,000	155,912
	MEITEC Group Holdings, Inc.	24,900	562,244
	Meito Sangyo Co. Ltd.	3,300	45,303

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiwa Corp.	11,400	$53,426
	Meiwa Estate Co. Ltd.	3,900	25,109
	Melco Holdings, Inc.	1,800	39,470
	Menicon Co. Ltd.	23,500	219,770
#*	Mercari, Inc.	35,500	532,223
#	Mercuria Holdings Co. Ltd.	4,100	24,201
	METAWATER Co. Ltd.	3,400	42,224
	Micronics Japan Co. Ltd.	7,800	309,942
	Midac Holdings Co. Ltd.	2,700	28,739
	Mie Kotsu Group Holdings, Inc.	23,400	86,111
#	Mikuni Corp.	11,100	29,084
	Milbon Co. Ltd.	5,100	113,433
	MIMAKI ENGINEERING Co. Ltd.	4,800	53,817
	Mimasu Semiconductor Industry Co. Ltd.	9,500	233,987
#	Minebea Mitsumi, Inc.	65,461	1,574,619
	Ministop Co. Ltd.	3,500	39,588
	Mirai Industry Co. Ltd.	800	19,276
#	Miraial Co. Ltd.	2,200	20,880
	Mirait One Corp.	35,000	497,400
	Mirarth Holdings, Inc.	31,754	114,010
	Miroku Jyoho Service Co. Ltd.	5,900	76,222
	MISUMI Group, Inc.	15,100	277,880
	Mitani Corp.	7,600	83,972
	Mitani Sangyo Co. Ltd.	9,700	23,277
	Mitani Sekisan Co. Ltd.	2,200	82,386
	Mito Securities Co. Ltd.	24,400	82,786
	Mitsuba Corp.	13,600	93,160
	Mitsubishi Chemical Group Corp.	379,800	2,243,192
	Mitsubishi Corp.	157,590	3,254,557
	Mitsubishi Electric Corp.	95,900	1,597,863
	Mitsubishi Estate Co. Ltd.	53,900	918,668
	Mitsubishi Gas Chemical Co., Inc.	42,200	797,792
	Mitsubishi HC Capital, Inc.	299,200	2,152,570
	Mitsubishi Heavy Industries Ltd.	214,400	2,569,815
	Mitsubishi Kakoki Kaisha Ltd.	3,200	83,299
	Mitsubishi Logisnext Co. Ltd.	16,000	140,494
	Mitsubishi Logistics Corp.	13,600	475,712
	Mitsubishi Materials Corp.	29,000	543,355
#	Mitsubishi Motors Corp.	244,100	695,853
#	Mitsubishi Paper Mills Ltd.	8,900	41,421
	Mitsubishi Research Institute, Inc.	3,500	110,344
	Mitsubishi Shokuhin Co. Ltd.	7,500	264,638
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	51,274
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	682,400	7,881,959
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	32,457	377,150
	Mitsuboshi Belting Ltd.	6,300	184,817
	Mitsui & Co. Ltd. (8031 JP)	120,200	2,789,107
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	78,430
	Mitsui Chemicals, Inc.	32,710	945,712
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	136,228
	Mitsui E&S Co. Ltd.	31,900	277,714
	Mitsui Fudosan Co. Ltd.	139,200	1,442,092
#	Mitsui High-Tec, Inc.	32,000	249,631
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	183,106
	Mitsui Mining & Smelting Co. Ltd.	15,800	526,748
#	Mitsui OSK Lines Ltd.	47,300	1,502,397
	Mitsui-Soko Holdings Co. Ltd.	7,500	239,061
	Mitsuuroko Group Holdings Co. Ltd.	14,700	164,959
	Miura Co. Ltd.	12,800	297,302

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MIXI, Inc.	3,000	$59,540
	Miyaji Engineering Group, Inc.	4,200	134,447
	Miyazaki Bank Ltd.	6,500	146,703
	Miyoshi Oil & Fat Co. Ltd.	3,800	39,217
	Mizuho Financial Group, Inc. (8411 JP)	134,500	3,074,689
	Mizuho Leasing Co. Ltd.	84,000	633,847
	Mizuho Medy Co. Ltd.	3,600	41,343
	Mizuno Corp.	7,100	358,713
	Mochida Pharmaceutical Co. Ltd.	7,900	185,557
	Modec, Inc.	4,000	74,616
	Monex Group, Inc.	40,300	195,919
#	Monogatari Corp.	10,500	238,301
	MonotaRO Co. Ltd.	40,800	576,761
	Morinaga & Co. Ltd.	21,700	416,469
	Morinaga Milk Industry Co. Ltd.	38,400	921,536
	Moriroku Holdings Co. Ltd.	800	14,492
	Morita Holdings Corp.	11,900	153,351
	Morito Co. Ltd.	6,400	61,655
#	Morozoff Ltd.	1,800	53,631
	Mory Industries, Inc.	1,600	59,607
	MrMax Holdings Ltd.	10,500	50,125
	MS&AD Insurance Group Holdings, Inc.	77,100	1,817,597
	Mugen Estate Co. Ltd.	4,500	39,568
#	m-up Holdings, Inc.	12,400	109,920
	Murakami Corp.	1,700	54,036
	Murata Manufacturing Co. Ltd.	118,716	2,641,190
	Musashi Seimitsu Industry Co. Ltd.	16,200	226,342
	Musashino Bank Ltd.	10,400	223,897
	Muto Seiko Co.	2,000	23,034
	Nabtesco Corp.	8,100	160,355
	Nachi-Fujikoshi Corp.	7,638	168,786
	Nafco Co. Ltd.	5,700	113,821
	Nagano Keiki Co. Ltd.	5,600	105,371
	Nagase & Co. Ltd.	40,800	896,328
	Nagase Brothers, Inc.	2,600	32,186
#	Nagawa Co. Ltd.	1,400	71,689
	Nagoya Railroad Co. Ltd.	28,700	349,275
	Naigai Trans Line Ltd.	2,200	41,792
	Nakabayashi Co. Ltd.	9,300	35,777
	Nakamoto Packs Co. Ltd.	1,400	15,520
	Nakamuraya Co. Ltd.	1,900	42,891
	Nakanishi, Inc.	9,900	171,020
	Nakayama Steel Works Ltd.	13,800	88,386
#	Namura Shipbuilding Co. Ltd.	18,000	233,435
	Nankai Electric Railway Co. Ltd.	22,800	403,505
	Nanto Bank Ltd.	9,900	231,017
	Narasaki Sangyo Co. Ltd.	1,400	28,573
	Natori Co. Ltd.	2,500	36,644
	NCD Co. Ltd./Shinagawa	1,700	19,843
	NEC Capital Solutions Ltd.	5,300	150,767
	NEC Corp.	8,400	727,059
	NEC Networks & System Integration Corp.	17,400	320,465
	NET One Systems Co. Ltd.	29,300	592,231
*	Net Protections Holdings, Inc.	13,700	19,116
	Neturen Co. Ltd.	13,600	99,327
	New Art Holdings Co. Ltd.	2,800	32,229
	Nexon Co. Ltd.	16,400	353,235
#	Nextage Co. Ltd.	16,500	224,647
	NGK Insulators Ltd.	70,200	948,754

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NH Foods Ltd.	22,400	$739,897
	NHK Spring Co. Ltd.	70,863	779,328
	Nicca Chemical Co. Ltd.	2,100	13,893
	Nice Corp.	2,400	32,078
	Nichias Corp.	23,800	741,343
	Nichiban Co. Ltd.	4,000	51,342
	Nichicon Corp.	17,400	127,418
	Nichiden Corp.	6,000	138,402
	Nichiha Corp.	9,600	240,040
	Nichirei Corp.	31,000	817,401
	Nichireki Co. Ltd.	10,800	176,305
	Nichirin Co. Ltd.	4,500	113,969
	NIDEC Corp. (6594 JP)	15,400	677,456
	Nifco, Inc.	26,500	671,912
	Nihon Chouzai Co. Ltd.	4,700	49,347
	Nihon Dempa Kogyo Co. Ltd.	7,900	73,730
	Nihon Dengi Co. Ltd.	1,400	54,656
	Nihon Denkei Co. Ltd.	3,900	51,992
	Nihon Flush Co. Ltd.	7,095	43,909
	Nihon House Holdings Co. Ltd.	12,300	29,240
	Nihon Kagaku Sangyo Co. Ltd.	5,600	53,538
	Nihon Kohden Corp.	25,200	388,317
	Nihon M&A Center Holdings, Inc.	101,300	478,104
	Nihon Nohyaku Co. Ltd.	22,400	108,746
	Nihon Parkerizing Co. Ltd.	31,200	257,619
	Nihon Tokushu Toryo Co. Ltd.	5,000	41,466
	Nihon Trim Co. Ltd.	1,200	27,504
	Nikkiso Co. Ltd.	19,500	154,267
	Nikko Co. Ltd.	10,500	54,776
	Nikkon Holdings Co. Ltd.	19,697	496,797
	Nikon Corp.	71,700	823,520
	Nintendo Co. Ltd.	58,900	3,254,719
	Nippi, Inc.	300	12,865
	Nippn Corp.	17,300	271,952
	Nippon Air Conditioning Services Co. Ltd.	6,100	41,533
	Nippon Aqua Co. Ltd.	5,000	29,783
#	Nippon Avionics Co. Ltd.	400	32,717
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	86,790
	Nippon Carbide Industries Co., Inc.	3,800	46,935
	Nippon Carbon Co. Ltd.	1,900	62,803
	Nippon Care Supply Co. Ltd.	800	10,670
	Nippon Chemical Industrial Co. Ltd.	3,000	49,637
*	Nippon Chemi-Con Corp.	9,900	95,432
#	Nippon Coke & Engineering Co. Ltd.	76,400	56,257
	Nippon Concept Corp.	3,900	45,095
	Nippon Concrete Industries Co. Ltd.	16,800	42,767
	Nippon Denko Co. Ltd.	40,192	77,658
	Nippon Densetsu Kogyo Co. Ltd.	13,300	178,889
#	Nippon Dry-Chemical Co. Ltd.	2,800	53,616
	Nippon Electric Glass Co. Ltd.	31,400	749,263
	Nippon Express Holdings, Inc.	24,400	1,207,333
	Nippon Fine Chemical Co. Ltd.	4,300	74,607
	Nippon Gas Co. Ltd.	50,200	782,515
	Nippon Hume Corp.	9,000	73,822
	Nippon Kayaku Co. Ltd.	53,600	448,236
	Nippon Kodoshi Corp.	3,100	44,573
	Nippon Light Metal Holdings Co. Ltd.	25,040	294,296
	Nippon Paint Holdings Co. Ltd.	22,900	146,182
	Nippon Paper Industries Co. Ltd.	42,200	273,271

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Parking Development Co. Ltd.	76,500	$105,203
	Nippon Rietec Co. Ltd.	900	7,510
	Nippon Road Co. Ltd.	8,700	97,471
	Nippon Sanso Holdings Corp.	34,100	1,114,447
	Nippon Seiki Co. Ltd.	18,900	172,656
	Nippon Seisen Co. Ltd.	3,500	27,849
	Nippon Sharyo Ltd.	3,200	48,803
*	Nippon Sheet Glass Co. Ltd.	34,300	96,017
	Nippon Shinyaku Co. Ltd.	14,700	336,123
	Nippon Shokubai Co. Ltd.	36,000	390,354
	Nippon Signal Co. Ltd.	14,900	103,649
	Nippon Soda Co. Ltd.	9,000	323,597
#	Nippon Steel Corp.	92,399	2,006,203
	Nippon Telegraph & Telephone Corp.	1,415,000	1,507,984
	Nippon Thompson Co. Ltd.	20,000	80,450
	Nippon Yakin Kogyo Co. Ltd.	7,790	255,659
	Nippon Yusen KK	63,300	2,039,772
	Nipro Corp.	58,197	508,196
	Nishikawa Rubber Co. Ltd.	2,700	34,415
	Nishimatsu Construction Co. Ltd.	15,100	492,161
#	Nishimatsuya Chain Co. Ltd.	9,500	144,702
	Nishimoto Co. Ltd.	6,900	64,353
	Nishi-Nippon Financial Holdings, Inc.	47,600	648,107
	Nishi-Nippon Railroad Co. Ltd.	13,200	219,180
	Nishio Holdings Co. Ltd.	7,900	214,641
	Nissan Chemical Corp.	29,200	942,165
	Nissan Motor Co. Ltd.	356,900	1,132,845
	Nissan Shatai Co. Ltd.	14,700	91,753
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	36,998
	Nissei ASB Machine Co. Ltd.	1,900	70,422
	Nissei Plastic Industrial Co. Ltd.	5,600	38,997
	Nissha Co. Ltd.	15,200	185,462
	Nisshin Group Holdings Co. Ltd.	14,000	51,233
	Nisshin Oillio Group Ltd.	11,500	396,849
	Nisshin Seifun Group, Inc.	39,000	482,603
	Nisshinbo Holdings, Inc.	79,248	580,726
	Nissin Corp.	5,200	154,908
	Nissin Foods Holdings Co. Ltd.	8,400	249,755
	Nisso Holdings Co. Ltd.	3,700	20,347
	Nissui Corp.	161,400	968,788
	Niterra Co. Ltd.	42,100	1,246,926
	Nitori Holdings Co. Ltd.	9,200	1,125,118
	Nitta Corp.	6,400	173,987
#	Nitta Gelatin, Inc.	5,000	25,344
	Nittetsu Mining Co. Ltd.	4,400	139,536
	Nitto Denko Corp.	23,500	2,040,586
	Nitto Fuji Flour Milling Co. Ltd.	1,000	46,590
	Nitto Kogyo Corp.	8,000	181,891
	Nitto Kohki Co. Ltd.	4,300	65,999
	Nitto Seiko Co. Ltd.	9,400	37,668
	Nittoc Construction Co. Ltd.	10,600	80,929
	Nittoku Co. Ltd.	5,500	67,650
	NJS Co. Ltd.	2,700	70,701
	Noda Corp.	5,100	33,437
	Noevir Holdings Co. Ltd.	5,300	204,920
	NOF Corp.	46,200	662,068
	Nohmi Bosai Ltd.	5,500	90,845
	Nojima Corp.	24,572	270,213
	NOK Corp.	20,700	302,570

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (8604 JP)	195,800	$1,207,226
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	20,348	125,954
#	Nomura Micro Science Co. Ltd.	8,000	190,494
	Nomura Real Estate Holdings, Inc.	15,900	444,480
	Nomura Research Institute Ltd.	21,609	667,106
	Noritake Co. Ltd.	8,400	223,074
	Noritsu Koki Co. Ltd.	9,100	246,096
	Noritz Corp.	9,600	120,178
	North Pacific Bank Ltd.	101,900	345,528
#	NPC, Inc.	5,000	33,408
	NPR-RIKEN Corp.	9,848	179,366
	NS Solutions Corp.	11,000	252,258
#	NS Tool Co. Ltd.	5,600	34,560
	NS United Kaiun Kaisha Ltd.	5,100	164,844
	NSD Co. Ltd.	22,540	463,997
	NSK Ltd.	85,300	447,220
	NSW, Inc.	3,100	67,155
	NTN Corp.	162,100	327,919
	NTT Data Group Corp.	46,800	728,883
	Oat Agrio Co. Ltd.	4,000	48,821
	Obara Group, Inc.	2,500	66,514
	Obayashi Corp.	94,000	1,234,156
	OBIC Business Consultants Co. Ltd.	1,900	80,413
	Obic Co. Ltd.	5,300	808,160
	Odakyu Electric Railway Co. Ltd.	46,099	466,391
	Oenon Holdings, Inc.	16,000	45,637
	Ogaki Kyoritsu Bank Ltd.	14,300	221,230
	Ohara, Inc.	2,000	19,085
#	Ohashi Technica, Inc.	4,000	51,518
#	Ohba Co. Ltd.	4,600	33,464
	Ohsho Food Service Corp.	3,200	195,734
#	OIE Sangyo Co. Ltd.	1,100	14,921
	Oiles Corp.	8,600	134,640
#*	Oisix ra daichi, Inc.	3,600	32,999
	Oita Bank Ltd.	5,900	133,533
	Oji Holdings Corp.	212,300	904,177
	Okabe Co. Ltd.	17,000	89,516
	Okada Aiyon Corp.	800	12,757
	Okamoto Industries, Inc.	3,600	123,642
	Okamoto Machine Tool Works Ltd.	1,900	53,545
	Okamura Corp.	24,200	356,039
	Okasan Securities Group, Inc.	55,700	269,687
	Oki Electric Industry Co. Ltd.	53,174	360,862
	Okinawa Cellular Telephone Co.	9,400	252,762
	Okinawa Electric Power Co., Inc.	11,007	81,274
	Okinawa Financial Group, Inc.	11,000	211,716
	OKUMA Corp.	7,599	379,570
	Okumura Corp.	10,100	344,859
	Okura Industrial Co. Ltd.	3,400	65,391
	Okuwa Co. Ltd.	13,400	79,140
	Olympus Corp.	26,800	462,677
	Omron Corp.	17,100	634,305
	Ono Pharmaceutical Co. Ltd.	65,700	969,228
	Onoken Co. Ltd.	6,700	72,688
	Onward Holdings Co. Ltd.	29,600	109,873
	Ootoya Holdings Co. Ltd.	1,300	45,349
	Open House Group Co. Ltd.	26,800	949,224
	Open Up Group, Inc.	13,100	189,466
	Optex Group Co. Ltd.	10,520	119,934

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Optim Corp.	4,400	$19,754
	Optorun Co. Ltd.	12,100	158,021
	Oracle Corp.	3,500	285,702
	Organo Corp.	5,100	231,311
	Orient Corp.	20,440	143,330
	Oriental Land Co. Ltd.	37,800	1,082,195
	Oriental Shiraishi Corp.	55,500	128,636
	ORIX Corp. (8591 JP)	113,600	2,747,943
	Oro Co. Ltd.	3,200	54,336
	Osaka Gas Co. Ltd.	29,500	667,707
#	Osaka Organic Chemical Industry Ltd.	5,000	115,703
	Osaka Steel Co. Ltd.	4,700	79,761
#	OSAKA Titanium Technologies Co. Ltd.	9,800	160,531
	Osaki Electric Co. Ltd.	13,700	62,132
	OSG Corp.	26,906	371,208
	Otsuka Corp.	26,400	585,229
	Otsuka Holdings Co. Ltd.	17,500	891,945
	OUG Holdings, Inc.	1,200	21,336
	Oval Corp.	11,600	34,182
	Oyo Corp.	7,500	124,579
#	Ozu Corp.	2,400	25,852
	Pacific Industrial Co. Ltd.	17,200	178,690
#*	Pacific Metals Co. Ltd.	7,000	63,555
	Pack Corp.	3,200	83,801
	PAL GROUP Holdings Co. Ltd.	14,600	200,382
	PALTAC Corp.	9,400	288,358
	Pan Pacific International Holdings Corp.	34,400	897,469
	Panasonic Holdings Corp.	216,000	1,769,295
	Paraca, Inc.	2,700	37,525
	Paramount Bed Holdings Co. Ltd.	10,800	181,849
*	Park24 Co. Ltd.	43,000	460,039
#	Pasona Group, Inc.	9,600	151,224
	Pegasus Co. Ltd.	6,000	23,469
	Penta-Ocean Construction Co. Ltd.	103,700	460,372
	People Dreams & Technologies Group Co. Ltd.	3,400	42,975
*	PeptiDream, Inc.	25,300	466,226
	Persol Holdings Co. Ltd.	433,000	742,640
#	Pharma Foods International Co. Ltd.	6,200	45,330
#	PHC Holdings Corp.	6,200	46,513
*	PIA Corp.	2,300	48,278
	Pickles Holdings Co. Ltd.	4,300	32,368
	Pigeon Corp.	27,400	278,794
	PILLAR Corp.	7,600	257,700
	Pilot Corp.	9,300	279,352
	Piolax, Inc.	11,800	193,325
	Plus Alpha Consulting Co. Ltd.	8,300	106,372
#	Pola Orbis Holdings, Inc.	4,800	45,268
#	Port, Inc.	3,300	44,302
*	PR Times Corp.	2,500	29,922
	Premium Group Co. Ltd.	13,600	181,489
	Premium Water Holdings, Inc.	1,800	35,308
	Press Kogyo Co. Ltd.	28,800	120,143
	Pressance Corp.	9,200	124,392
	Prestige International, Inc.	29,600	140,531
	Prima Meat Packers Ltd.	9,000	150,464
	Procrea Holdings, Inc.	12,201	155,146
	Pronexus, Inc.	4,200	36,164
	Pro-Ship, Inc.	2,700	26,654
	Proto Corp.	9,500	93,283

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PS Construction Co. Ltd.	5,040	$34,494
	QB Net Holdings Co. Ltd.	3,700	36,079
	Qol Holdings Co. Ltd.	9,000	91,371
	Quick Co. Ltd.	4,000	57,687
	Raccoon Holdings, Inc.	6,000	24,075
	Raito Kogyo Co. Ltd.	17,700	256,808
	Raiznext Corp.	13,300	163,417
#	Raksul, Inc.	8,900	67,586
	Rakus Co. Ltd.	27,100	379,683
*	Rakuten Bank Ltd.	11,800	262,961
*	Rakuten Group, Inc.	37,800	221,760
	Rasa Corp.	4,400	50,297
	Rasa Industries Ltd.	4,400	83,620
	Raysum Co. Ltd.	4,275	96,529
	Recruit Holdings Co. Ltd.	88,300	5,063,413
	Relo Group, Inc.	34,700	414,685
#*	Remixpoint, Inc.	18,200	21,233
	Renaissance, Inc.	3,700	25,854
	Renesas Electronics Corp.	135,200	2,328,668
#*	Renewable Japan Co. Ltd.	4,400	22,204
	Rengo Co. Ltd.	119,300	832,066
#*	RENOVA, Inc.	12,000	73,554
	Resona Holdings, Inc.	291,150	2,087,816
	Resonac Holdings Corp.	60,700	1,506,920
	Resorttrust, Inc.	19,400	327,468
	Restar Corp.	7,300	143,922
	Retail Partners Co. Ltd.	8,300	93,064
	Rheon Automatic Machinery Co. Ltd.	6,000	61,654
#	Rhythm Co. Ltd.	2,400	60,291
	Ricoh Co. Ltd.	84,100	782,912
	Ricoh Leasing Co. Ltd.	6,700	243,899
	Riken Keiki Co. Ltd.	6,800	199,644
	Riken Technos Corp.	14,600	96,202
	Riken Vitamin Co. Ltd.	4,400	82,928
#	Ringer Hut Co. Ltd.	3,600	54,468
	Rinnai Corp.	17,300	425,373
	Rion Co. Ltd.	2,700	43,258
	Riso Kagaku Corp.	1,400	31,446
#	Riso Kyoiku Co. Ltd.	14,136	22,888
	Rohm Co. Ltd.	37,300	508,557
	Rohto Pharmaceutical Co. Ltd.	31,900	749,296
	Rokko Butter Co. Ltd.	5,300	53,813
	Roland Corp.	4,400	114,037
	Rorze Corp.	3,200	520,437
	Round One Corp.	70,700	420,950
	Royal Holdings Co. Ltd.	10,300	174,184
	RS Technologies Co. Ltd.	3,900	84,162
	Ryobi Ltd.	9,000	123,413
	RYODEN Corp.	6,400	121,567
	Ryohin Keikaku Co. Ltd.	49,500	933,460
	Ryoyo Ryosan Holdings, Inc.	5,016	96,124
	S Foods, Inc.	6,900	136,921
	S&B Foods, Inc.	2,700	83,665
	Sac's Bar Holdings, Inc.	5,800	30,680
	Saibu Gas Holdings Co. Ltd.	5,400	69,147
	Saizeriya Co. Ltd.	9,200	354,507
	Sakai Chemical Industry Co. Ltd.	5,400	102,411
	Sakai Heavy Industries Ltd.	1,400	54,883
	Sakai Moving Service Co. Ltd.	6,720	119,112

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	16,000	$188,003
#	Sakata Seed Corp.	7,200	166,015
#	Sakura Internet, Inc.	5,400	109,544
	Sala Corp.	18,339	101,626
#	Samco, Inc.	700	19,825
	SAMTY HOLDINGS Co. Ltd.	7,300	133,397
	San Holdings, Inc.	8,000	69,695
	San ju San Financial Group, Inc.	7,790	106,735
	San-A Co. Ltd.	4,900	167,204
	San-Ai Obbli Co. Ltd.	26,600	364,644
	Sangetsu Corp.	14,900	296,444
	San-In Godo Bank Ltd.	53,800	511,602
*	Sanix, Inc.	11,200	23,437
	Sanken Electric Co. Ltd.	8,700	424,551
	Sanki Engineering Co. Ltd.	15,700	245,475
	Sanko Gosei Ltd.	6,000	27,913
	Sanko Metal Industrial Co. Ltd.	1,400	41,209
	Sankyo Co. Ltd.	53,500	594,063
	Sankyo Frontier Co. Ltd.	1,000	27,999
	Sankyo Seiko Co. Ltd.	9,600	44,131
	Sankyo Tateyama, Inc.	10,700	53,138
	Sankyu, Inc.	20,300	693,404
	Sanoh Industrial Co. Ltd.	12,800	84,982
	Sanrio Co. Ltd.	23,900	507,428
	Sansei Technologies, Inc.	2,300	25,094
#	Sansha Electric Manufacturing Co. Ltd.	4,500	32,071
	Sanshin Electronics Co. Ltd.	2,900	41,826
	Santec Holdings Corp.	1,600	86,792
	Santen Pharmaceutical Co. Ltd.	94,600	1,135,312
	Sanwa Holdings Corp.	54,300	1,163,119
	Sanyo Chemical Industries Ltd.	5,400	148,011
	Sanyo Denki Co. Ltd.	4,000	193,785
	Sanyo Electric Railway Co. Ltd.	4,200	56,905
	Sanyo Shokai Ltd.	3,400	57,372
	Sanyo Special Steel Co. Ltd.	3,900	55,272
	Sanyo Trading Co. Ltd.	8,758	88,065
	Sapporo Holdings Ltd.	8,400	360,907
	Sato Holdings Corp.	9,135	131,633
	Sato Shoji Corp.	5,200	58,263
	Satori Electric Co. Ltd.	2,400	33,400
	Sawai Group Holdings Co. Ltd.	12,700	557,524
	SAXA, Inc.	2,100	36,004
*	SBI ARUHI Corp.	7,200	45,207
	SBI Holdings, Inc.	32,300	839,594
	SBI Sumishin Net Bank Ltd.	13,300	254,158
	SBS Holdings, Inc.	5,900	108,459
	SCREEN Holdings Co. Ltd.	13,600	1,152,460
	Scroll Corp.	13,800	94,466
	SCSK Corp.	19,900	391,789
	SEC Carbon Ltd.	3,600	56,963
	Secom Co. Ltd.	6,500	415,043
	Sega Sammy Holdings, Inc.	36,300	587,838
	Segue Group Co. Ltd.	2,500	10,304
	Seibu Holdings, Inc.	61,200	1,148,840
	Seika Corp.	3,700	102,654
	Seikagaku Corp.	14,400	85,759
	Seikitokyu Kogyo Co. Ltd.	7,000	80,577
	Seiko Epson Corp.	43,274	749,091
	Seiko Group Corp.	11,400	340,739

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Seikoh Giken Co. Ltd.	800	$14,793
	Seino Holdings Co. Ltd.	35,500	555,603
	Seiren Co. Ltd.	12,700	199,854
	Sekisui Chemical Co. Ltd.	64,100	967,140
#	Sekisui House Ltd.	58,300	1,460,784
	Sekisui Jushi Corp.	9,000	151,638
	Sekisui Kasei Co. Ltd.	9,100	27,260
#	SEMITEC Corp.	1,600	22,058
	Senko Group Holdings Co. Ltd.	53,800	411,141
	Senshu Electric Co. Ltd.	2,100	71,086
	Senshu Ikeda Holdings, Inc.	89,900	230,673
#*	Senshukai Co. Ltd.	11,500	23,038
	Septeni Holdings Co. Ltd.	10,000	25,327
	Seria Co. Ltd.	12,100	282,985
	Seven & i Holdings Co. Ltd.	328,600	3,934,904
	Seven Bank Ltd.	181,300	340,127
#	SFP Holdings Co. Ltd.	1,700	23,967
	SG Holdings Co. Ltd.	56,800	577,579
#*	Sharp Corp.	32,054	186,675
	Shibaura Electronics Co. Ltd.	7,000	139,845
	Shibaura Machine Co. Ltd.	8,700	213,815
	Shibaura Mechatronics Corp.	3,900	205,488
	Shibusawa Warehouse Co. Ltd.	4,200	85,536
	Shibuya Corp.	6,000	146,157
*	SHIFT, Inc.	3,700	284,223
	Shiga Bank Ltd.	14,500	389,435
	Shikibo Ltd.	4,500	34,956
	Shikoku Bank Ltd.	12,700	100,081
	Shikoku Electric Power Co., Inc.	36,200	315,715
	Shikoku Kasei Holdings Corp.	11,500	175,806
	Shima Seiki Manufacturing Ltd.	10,000	113,048
	Shimadzu Corp.	27,700	816,992
	Shimamura Co. Ltd.	10,000	490,109
	Shimano, Inc.	3,774	669,523
#	Shimizu Bank Ltd.	4,300	46,244
	Shimizu Corp.	85,000	534,220
#	Shimojima Co. Ltd.	4,300	37,763
	Shin Nippon Air Technologies Co. Ltd.	2,900	86,675
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	59,351
	Shinagawa Refractories Co. Ltd.	13,500	165,139
	Shindengen Electric Manufacturing Co. Ltd.	3,400	66,139
	Shin-Etsu Chemical Co. Ltd.	154,200	6,851,210
	Shin-Etsu Polymer Co. Ltd.	18,100	194,284
#	Shinki Bus Co. Ltd.	500	11,461
	Shinko Electric Industries Co. Ltd.	12,200	464,021
	Shinko Shoji Co. Ltd.	11,400	67,571
	Shinmaywa Industries Ltd.	20,300	199,692
	Shinnihon Corp.	13,500	150,353
	Shinnihonseiyaku Co. Ltd.	3,100	36,486
	Shinsho Corp.	2,200	128,453
	Shinwa Co. Ltd. (3447 JP)	2,800	14,131
	Shinwa Co. Ltd. (7607 JP)	2,500	44,463
	Shionogi & Co. Ltd.	19,200	844,590
	Ship Healthcare Holdings, Inc.	31,900	486,941
	Shiseido Co. Ltd.	21,500	671,906
	Shizuoka Financial Group, Inc.	75,000	749,122
	Shizuoka Gas Co. Ltd.	17,000	108,076
	SHO-BOND Holdings Co. Ltd.	8,200	315,803
	Shoei Co. Ltd.	17,600	233,262

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shoei Foods Corp.	2,200	$74,542
	Shofu, Inc.	1,300	40,884
	Showa Sangyo Co. Ltd.	6,200	135,334
	SIGMAXYZ Holdings, Inc.	12,000	118,587
	Siix Corp.	10,500	87,490
*	Simplex Holdings, Inc.	6,200	89,386
	Sinanen Holdings Co. Ltd.	1,900	67,608
	Sinfonia Technology Co. Ltd.	9,600	204,088
	Sinko Industries Ltd.	5,800	156,712
	Sintokogio Ltd.	16,300	121,009
	SK Kaken Co. Ltd.	2,000	128,417
#	SK-Electronics Co. Ltd.	4,400	91,044
	SKY Perfect JSAT Holdings, Inc.	61,300	360,668
#	Skylark Holdings Co. Ltd.	60,800	833,156
*	Smaregi, Inc.	1,400	21,271
	SMC Corp.	1,000	486,565
	SMK Corp.	1,799	30,170
	SMS Co. Ltd.	23,800	346,902
	Socionext, Inc.	36,000	726,971
	Soda Nikka Co. Ltd.	8,400	66,178
	Sodick Co. Ltd.	16,900	85,124
	SoftBank Corp.	166,900	2,177,169
	SoftBank Group Corp.	51,744	3,162,201
	Softcreate Holdings Corp.	6,400	76,395
	Software Service, Inc.	700	65,403
	Sohgo Security Services Co. Ltd.	106,000	678,009
	Sojitz Corp.	37,340	883,206
	Soken Chemical & Engineering Co. Ltd.	3,000	52,585
	Solasto Corp.	17,500	59,339
	Soliton Systems KK	3,100	24,934
	Sompo Holdings, Inc.	88,700	2,022,530
	Sony Group Corp. (6758 JP)	104,000	9,237,134
	Sony Group Corp. (SONY US), Sponsored ADR	9,300	823,887
	Sotetsu Holdings, Inc.	18,100	296,882
#	Space Co. Ltd.	2,550	19,680
	Sparx Group Co. Ltd.	9,680	105,917
	SPK Corp.	3,600	55,016
	S-Pool, Inc.	21,900	46,516
	Square Enix Holdings Co. Ltd.	8,800	297,193
	SRA Holdings	3,800	110,221
#*	SRE Holdings Corp.	2,900	93,433
	SRS Holdings Co. Ltd.	3,700	31,581
	ST Corp.	4,100	43,503
	Stanley Electric Co. Ltd.	39,100	767,686
	Star Mica Holdings Co. Ltd.	10,200	46,293
	Star Micronics Co. Ltd.	13,000	182,435
	Startia Holdings, Inc.	2,700	38,609
	Starts Corp., Inc.	12,500	288,332
	Starzen Co. Ltd.	6,800	142,271
	St-Care Holding Corp.	8,200	49,007
	Stella Chemifa Corp.	2,900	79,910
	Step Co. Ltd.	2,900	39,626
	STI Foods Holdings, Inc.	1,100	36,497
	Strike Co. Ltd.	3,200	86,427
#	Studio Alice Co. Ltd.	4,500	64,234
	Subaru Corp.	176,816	3,399,552
	Subaru Enterprise Co. Ltd.	3,000	58,980
	Sugi Holdings Co. Ltd.	27,800	480,356
	Sugimoto & Co. Ltd.	3,800	74,245

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SUMCO Corp.	92,000	$1,512,516
	Sumida Corp.	11,200	79,518
#	Sumiseki Holdings, Inc.	7,800	54,210
	Sumitomo Bakelite Co. Ltd.	27,800	782,623
	Sumitomo Chemical Co. Ltd.	343,100	879,521
	Sumitomo Corp.	72,900	1,811,386
	Sumitomo Densetsu Co. Ltd.	7,100	195,113
	Sumitomo Electric Industries Ltd.	113,400	1,715,409
	Sumitomo Forestry Co. Ltd.	47,300	2,017,011
	Sumitomo Heavy Industries Ltd.	34,600	929,193
	Sumitomo Metal Mining Co. Ltd.	36,400	1,109,984
	Sumitomo Mitsui Construction Co. Ltd.	52,188	138,103
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	70,100	5,062,126
	Sumitomo Mitsui Trust Holdings, Inc.	45,200	1,142,513
	Sumitomo Osaka Cement Co. Ltd.	12,700	357,598
*	Sumitomo Pharma Co. Ltd.	67,200	186,304
	Sumitomo Realty & Development Co. Ltd.	35,500	1,173,372
	Sumitomo Riko Co. Ltd.	14,500	146,351
	Sumitomo Rubber Industries Ltd.	58,028	604,627
	Sumitomo Seika Chemicals Co. Ltd.	3,085	109,317
	Sumitomo Warehouse Co. Ltd.	24,700	464,486
	Sun Frontier Fudousan Co. Ltd.	18,200	247,633
*	Sun*, Inc. (4053 JP)	2,200	13,465
	Suncall Corp.	11,400	37,175
	Sundrug Co. Ltd.	20,300	563,738
	Suntory Beverage & Food Ltd.	20,600	739,873
	Sun-Wa Technos Corp.	4,300	62,133
#	SUNWELS Co. Ltd.	2,100	35,615
	Suruga Bank Ltd.	49,300	391,231
	Suzuden Corp.	2,500	31,531
	Suzuken Co. Ltd.	16,470	600,230
	Suzuki Co. Ltd.	6,500	62,586
	Suzuki Motor Corp.	184,000	2,114,561
	SWCC Corp.	14,200	421,380
	Sysmex Corp.	61,500	1,006,833
	System Research Co. Ltd.	3,200	32,707
	System Support, Inc.	2,300	30,273
	Systems Engineering Consultants Co. Ltd.	700	19,796
	Systena Corp.	103,500	232,957
	Syuppin Co. Ltd.	8,000	77,424
	T Hasegawa Co. Ltd.	9,500	203,979
	T RAD Co. Ltd.	2,200	54,050
	T&D Holdings, Inc.	60,300	1,130,368
	Tachibana Eletech Co. Ltd.	6,280	125,497
	Tachikawa Corp.	4,700	43,656
	Tachi-S Co. Ltd.	12,300	163,002
	Tadano Ltd.	36,700	272,887
	Taihei Dengyo Kaisha Ltd.	3,800	134,103
	Taiheiyo Cement Corp.	31,509	860,607
	Taiho Kogyo Co. Ltd.	7,500	36,983
	Taikisha Ltd.	5,600	193,039
	Taiko Bank Ltd.	3,600	39,238
	Taisei Corp.	18,100	768,731
	Taisei Lamick Co. Ltd.	2,700	50,646
	Taisei Oncho Co. Ltd.	1,100	32,460
	Taiyo Holdings Co. Ltd.	10,600	253,329
#	Taiyo Yuden Co. Ltd.	22,200	667,113
	Takamatsu Construction Group Co. Ltd.	4,400	91,863
	Takamiya Co. Ltd.	13,500	42,858

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takaoka Toko Co. Ltd.	4,200	$56,334
	Takara & Co. Ltd.	2,400	48,330
	Takara Bio, Inc.	11,300	86,735
	Takara Holdings, Inc.	45,400	344,443
	Takara Standard Co. Ltd.	24,600	283,864
	Takasago International Corp.	5,100	132,004
	Takasago Thermal Engineering Co. Ltd.	8,200	322,940
	Takashima & Co. Ltd.	6,800	44,954
	Takashimaya Co. Ltd.	46,400	859,237
	Take & Give Needs Co. Ltd.	5,000	33,645
	TAKEBISHI Corp.	3,200	53,043
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	135,753	3,811,166
	Takeda Pharmaceutical Co. Ltd. (TAK US), Sponsored ADR	3,700	51,356
	Takeuchi Manufacturing Co. Ltd.	13,000	415,837
	Taki Chemical Co. Ltd.	1,600	47,351
	Takuma Co. Ltd.	15,000	174,150
#	Tama Home Co. Ltd.	8,900	266,247
	Tamron Co. Ltd.	12,000	339,410
	Tamura Corp.	28,300	127,230
	Tanabe Engineering Corp.	1,500	17,599
#	TASUKI Holdings, Inc.	9,124	41,777
*	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	84,701
	Tayca Corp.	6,000	67,823
#	Tazmo Co. Ltd.	2,700	55,542
	TBS Holdings, Inc.	10,300	290,894
	TDC Soft, Inc.	8,400	71,903
	TDK Corp. (6762 JP)	47,900	3,341,614
	TechMatrix Corp.	14,000	195,699
	Techno Horizon Co. Ltd.	3,000	8,677
	Techno Medica Co. Ltd.	2,700	32,232
	Techno Quartz, Inc.	500	19,360
	Techno Ryowa Ltd.	1,900	21,068
	Techno Smart Corp.	800	9,865
	TechnoPro Holdings, Inc.	35,400	680,706
	Tecnos Japan, Inc.	5,700	31,727
	Teijin Ltd.	82,963	798,355
	Teikoku Electric Manufacturing Co. Ltd.	4,300	77,254
	Teikoku Sen-I Co. Ltd.	4,500	74,710
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	46,626
	Tekken Corp.	5,200	89,879
	Temairazu, Inc.	200	4,704
	Tenma Corp.	6,100	113,395
#	Tera Probe, Inc.	1,200	33,261
	Terasaki Electric Co. Ltd.	1,100	18,219
	Terumo Corp.	32,600	584,464
	TESEC Corp.	400	4,626
	Tess Holdings Co. Ltd.	14,200	38,512
	T-Gaia Corp.	4,000	103,594
	THK Co. Ltd.	31,800	600,382
	TIS, Inc.	48,700	1,043,224
	TKC Corp.	5,900	139,739
	Toa Corp. (1885 JP)	27,600	186,073
	Toa Corp. (6809 JP)	6,700	48,730
	TOA ROAD Corp.	11,500	95,501
	Toagosei Co. Ltd.	44,700	478,865
	Toba, Inc.	400	9,754
	Tobishima Corp.	6,890	70,296
	Tobu Railway Co. Ltd.	27,100	476,038
	TOC Co. Ltd.	15,500	73,207

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tocalo Co. Ltd.	30,000	$392,043
	Tochigi Bank Ltd.	50,000	118,980
	Toda Corp.	66,300	479,166
	Toei Animation Co. Ltd.	7,500	116,312
	Toei Co. Ltd.	5,700	146,852
	Toell Co. Ltd.	2,100	11,201
#	Toenec Corp.	3,700	122,954
	Toho Bank Ltd.	68,100	142,913
	Toho Co. Ltd. (8142 JP)	2,400	50,950
	Toho Co. Ltd. (9602 JP)	4,800	172,379
	Toho Gas Co. Ltd.	12,300	379,901
#	Toho Holdings Co. Ltd.	20,200	587,385
#	Toho Titanium Co. Ltd.	11,900	108,805
#*	Toho Zinc Co. Ltd.	7,400	38,702
	Tohoku Bank Ltd.	4,300	35,240
	Tohoku Electric Power Co., Inc.	69,500	590,935
#	Tohokushinsha Film Corp.	14,100	60,049
	Tokai Carbon Co. Ltd.	77,300	495,378
	Tokai Corp.	7,500	111,925
	TOKAI Holdings Corp.	38,791	260,603
	Tokai Rika Co. Ltd.	20,918	283,867
	Tokai Tokyo Financial Holdings, Inc.	73,600	287,634
	Token Corp.	2,200	173,821
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	5,779,036
	Tokushu Tokai Paper Co. Ltd.	3,700	95,525
	Tokuyama Corp.	24,877	487,675
	Tokyo Century Corp.	56,800	605,043
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	658,652
	Tokyo Electron Device Ltd.	9,000	233,900
	Tokyo Electron Ltd.	30,000	6,277,421
	Tokyo Energy & Systems, Inc.	8,800	76,530
	Tokyo Gas Co. Ltd.	29,700	650,716
	Tokyo Individualized Educational Institute, Inc.	9,400	25,902
	Tokyo Keiki, Inc.	4,900	110,015
	Tokyo Kiraboshi Financial Group, Inc.	10,800	325,496
	Tokyo Ohka Kogyo Co. Ltd.	13,600	350,062
	Tokyo Rope Manufacturing Co. Ltd.	1,300	11,025
	Tokyo Sangyo Co. Ltd.	7,700	37,742
	Tokyo Seimitsu Co. Ltd.	8,500	585,917
	Tokyo Steel Manufacturing Co. Ltd.	16,900	215,003
	Tokyo Tatemono Co. Ltd.	61,200	1,067,610
#	Tokyo Tekko Co. Ltd.	4,000	134,910
	Tokyotokeiba Co. Ltd.	6,100	170,979
	Tokyu Construction Co. Ltd.	30,600	160,905
#	Tokyu Corp.	40,300	488,250
	Tokyu Fudosan Holdings Corp.	190,000	1,371,854
	Toli Corp.	17,400	49,404
	Tomato Bank Ltd.	3,000	26,198
	Tomen Devices Corp.	1,300	61,416
	Tomoe Corp.	9,200	53,765
	Tomoe Engineering Co. Ltd.	3,200	92,374
	Tomoku Co. Ltd.	4,500	79,669
	TOMONY Holdings, Inc.	91,154	260,555
	Tomy Co. Ltd.	38,521	874,059
	Tonami Holdings Co. Ltd.	2,400	101,258
	Topcon Corp.	33,800	349,596
	TOPPAN Holdings, Inc.	34,520	976,438
	Topre Corp.	14,500	198,965
	Topy Industries Ltd.	6,000	92,888

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	176,900	$919,712
	Torex Semiconductor Ltd.	2,400	31,352
#	Toridoll Holdings Corp.	12,800	334,755
	Torigoe Co. Ltd.	6,600	31,668
	Torii Pharmaceutical Co. Ltd.	5,200	129,668
	Torishima Pump Manufacturing Co. Ltd.	8,500	176,268
	Tosei Corp.	11,100	185,254
	Toshiba TEC Corp.	12,400	277,947
	Tosho Co. Ltd.	5,000	24,233
	Tosoh Corp.	62,400	848,847
	Totech Corp.	3,900	66,457
	Totetsu Kogyo Co. Ltd.	6,700	145,186
	TOTO Ltd.	16,899	465,317
	Tottori Bank Ltd.	4,100	37,368
	Toukei Computer Co. Ltd.	1,000	30,229
	Tow Co. Ltd.	5,300	12,610
	Towa Bank Ltd.	14,000	64,381
	Towa Corp.	3,500	201,604
	Towa Pharmaceutical Co. Ltd.	10,260	209,225
	Toyo Construction Co. Ltd.	22,600	230,505
	Toyo Corp.	9,100	96,326
	Toyo Engineering Corp.	12,100	64,804
#	Toyo Gosei Co. Ltd.	1,700	105,620
	Toyo Kanetsu KK	3,400	84,571
	Toyo Machinery & Metal Co. Ltd.	6,400	30,227
	Toyo Securities Co. Ltd.	24,900	63,274
	Toyo Seikan Group Holdings Ltd.	32,100	551,167
	Toyo Suisan Kaisha Ltd.	5,700	382,732
	Toyo Tanso Co. Ltd.	4,900	199,082
	Toyo Tire Corp.	46,100	752,161
	Toyobo Co. Ltd.	54,300	372,815
	Toyoda Gosei Co. Ltd.	21,800	398,039
	Toyota Boshoku Corp.	31,100	419,093
	Toyota Industries Corp.	8,100	680,968
	Toyota Motor Corp. (7203 JP)	1,138,615	21,873,654
	Toyota Tsusho Corp.	107,100	2,141,252
	TPR Co. Ltd.	9,000	148,859
	Traders Holdings Co. Ltd.	4,960	25,839
	Trancom Co. Ltd.	2,300	102,174
	Transaction Co. Ltd.	4,900	58,574
*	Transaction Media Networks, Inc.	3,800	12,313
	Transcosmos, Inc.	6,500	149,656
	TRE Holdings Corp.	17,352	151,481
	Treasure Factory Co. Ltd.	5,100	63,771
	Trend Micro, Inc. (4704 JP)	17,500	838,818
	Trusco Nakayama Corp.	12,400	200,729
	TS Tech Co. Ltd.	26,614	352,926
#	TSI Holdings Co. Ltd.	18,400	110,392
	Tsubaki Nakashima Co. Ltd.	18,800	98,102
	Tsubakimoto Chain Co.	10,500	454,076
	Tsubakimoto Kogyo Co. Ltd.	5,100	69,843
#	Tsuburaya Fields Holdings, Inc.	14,000	147,306
	Tsugami Corp.	15,200	167,026
	Tsukishima Holdings Co. Ltd.	11,200	109,609
	Tsukuba Bank Ltd.	37,600	81,162
	Tsumura & Co.	21,100	559,431
	Tsuruha Holdings, Inc.	11,900	737,766
	Tsurumi Manufacturing Co. Ltd.	4,400	116,498
#	Tsutsumi Jewelry Co. Ltd.	2,700	39,003

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsuzuki Denki Co. Ltd.	1,500	$22,944
	TV Asahi Holdings Corp.	9,500	132,397
	Tv Tokyo Holdings Corp.	3,500	85,569
#	TWOSTONE&Sons	3,000	22,465
	TYK Corp.	5,300	15,281
	UACJ Corp.	13,733	391,011
	UBE Corp.	37,400	668,245
	Uchida Yoko Co. Ltd.	2,500	130,225
	Ukai Co. Ltd.	500	13,314
	ULS Group, Inc.	700	23,029
#	Ultrafabrics Holdings Co. Ltd.	1,600	12,468
	Ulvac, Inc.	8,000	490,215
#	U-Next Holdings Co. Ltd.	6,800	234,183
	Unicharm Corp.	14,100	472,358
	Union Tool Co.	2,700	104,477
	Unipres Corp.	15,123	126,765
	United Arrows Ltd.	8,000	113,774
#	United Super Markets Holdings, Inc.	22,700	135,982
	UNITED, Inc.	8,400	45,826
#*	Unitika Ltd.	25,100	48,647
#	Universal Entertainment Corp.	8,600	87,725
	Urbanet Corp. Co. Ltd.	8,600	22,580
#	User Local, Inc.	2,500	34,277
	Ushio, Inc.	38,400	550,639
	USS Co. Ltd.	69,000	622,346
	UT Group Co. Ltd.	10,000	216,615
	V Technology Co. Ltd.	3,500	68,093
	Valor Holdings Co. Ltd.	23,106	392,996
	Valqua Ltd.	5,600	136,981
	Value HR Co. Ltd.	6,600	67,872
	ValueCommerce Co. Ltd.	7,700	60,508
	Vector, Inc.	10,300	67,857
	Vertex Corp.	11,820	160,601
	Vision, Inc.	14,800	133,239
*	Visional, Inc.	7,100	374,863
	Vital KSK Holdings, Inc.	14,678	128,829
	VT Holdings Co. Ltd.	32,000	111,247
	Wacoal Holdings Corp.	15,100	440,045
	Wacom Co. Ltd.	34,200	164,927
	Wakachiku Construction Co. Ltd.	4,500	101,378
	Wakita & Co. Ltd.	15,800	176,464
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	98,412
#	Waseda Academy Co. Ltd.	2,700	29,414
	Watahan & Co. Ltd.	7,600	93,779
	WATAMI Co. Ltd.	4,700	29,658
	WDB Holdings Co. Ltd.	2,700	33,023
	Weathernews, Inc.	1,500	57,254
	Welcia Holdings Co. Ltd.	25,500	341,523
	Wellneo Sugar Co. Ltd.	2,800	43,677
	Wellnet Corp.	7,500	36,146
#	West Holdings Corp.	9,350	144,087
	West Japan Railway Co.	35,200	692,984
	Will Group, Inc.	6,900	47,706
*	WingArc1st, Inc.	5,500	102,482
#	Workman Co. Ltd.	3,700	105,764
	World Co. Ltd.	3,600	53,906
	World Holdings Co. Ltd.	2,400	34,962
#*	W-Scope Corp.	8,000	25,751
	Xebio Holdings Co. Ltd.	11,000	88,732

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yahagi Construction Co. Ltd.	10,400	$115,982
	Yakult Honsha Co. Ltd.	12,300	252,217
	YAKUODO Holdings Co. Ltd.	4,100	77,121
	YAMABIKO Corp.	14,000	198,349
	YAMADA Consulting Group Co. Ltd.	4,000	58,246
	Yamada Holdings Co. Ltd.	135,528	411,197
	Yamae Group Holdings Co. Ltd.	2,800	43,805
	Yamagata Bank Ltd.	9,700	75,102
	Yamaguchi Financial Group, Inc.	63,200	785,635
	Yamaha Corp.	20,300	482,513
	Yamaha Motor Co. Ltd.	216,000	2,011,387
	Yamaichi Electronics Co. Ltd.	10,400	221,684
	Yamami Co.	1,200	27,575
	Yamanashi Chuo Bank Ltd.	11,800	158,908
	Yamashin-Filter Corp.	11,900	34,669
	Yamatane Corp.	3,800	82,542
	Yamato Corp.	7,100	47,412
	Yamato Holdings Co. Ltd.	27,400	332,775
	Yamato Kogyo Co. Ltd.	10,700	565,459
	Yamau Holdings Co. Ltd.	1,100	12,640
	Yamaura Corp.	2,400	20,787
#	Yamaya Corp.	1,800	37,704
	Yamazaki Baking Co. Ltd.	11,700	289,289
	Yamazen Corp.	14,200	146,885
	Yaoko Co. Ltd.	6,800	415,891
	Yashima Denki Co. Ltd.	5,500	63,178
	Yaskawa Electric Corp.	20,900	727,400
	Yasuda Logistics Corp.	6,700	71,381
	Yellow Hat Ltd.	14,400	252,089
	Yodogawa Steel Works Ltd.	8,700	327,147
	Yokogawa Bridge Holdings Corp.	11,600	209,921
	Yokogawa Electric Corp.	26,700	675,837
	Yokohama Rubber Co. Ltd.	48,300	1,097,827
	Yokorei Co. Ltd.	18,200	131,613
	Yokowo Co. Ltd.	8,200	105,729
	Yomeishu Seizo Co. Ltd.	1,700	26,920
	Yondenko Corp.	3,400	86,590
	Yondoshi Holdings, Inc.	900	11,769
	Yonex Co. Ltd.	16,800	245,381
	Yorozu Corp.	9,000	69,055
#	Yoshinoya Holdings Co. Ltd.	13,900	267,474
	Yossix Holdings Co. Ltd.	1,300	26,432
	Yotai Refractories Co. Ltd.	6,300	76,419
	Yuasa Trading Co. Ltd.	7,100	264,886
	Yukiguni Maitake Co. Ltd.	8,900	60,542
	Yurtec Corp.	15,000	150,959
	Yushin Precision Equipment Co. Ltd.	800	3,779
	Yushiro Chemical Industry Co. Ltd.	3,700	44,296
	Zaoh Co. Ltd.	1,500	25,247
	Zenitaka Corp.	1,000	27,781
	Zenkoku Hosho Co. Ltd.	15,900	657,694
	Zenrin Co. Ltd.	12,400	79,764
#	Zensho Holdings Co. Ltd.	14,577	593,339
	Zeon Corp.	48,300	426,589
	ZERIA Pharmaceutical Co. Ltd.	7,500	109,548
	ZIGExN Co. Ltd.	24,600	95,147
	Zojirushi Corp.	7,600	76,108
#	ZOZO, Inc.	23,100	676,251

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Zuiko Corp.	5,900	$43,492
TOTAL JAPAN			623,415,587
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	165,926	84,809
	Agility Public Warehousing Co. KSC	341,311	306,489
	Al Ahli Bank of Kuwait KSCP	58,912	59,048
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	79,761	57,983
	Al-Eid Food KSC	32,408	23,172
	Ali Alghanim Sons Automotive Co. KSCC	42,370	147,220
*	Alimtiaz Investment Group KSC	325,506	52,550
*	Arabi Group Holding KSC	11,040	14,856
	Arzan Financial Group for Financing & Investment KPSC	201,705	122,790
*	Asiya Capital Investments Co. KSCP	238,493	29,551
	Boubyan Bank KSCP	33,972	65,799
	Boubyan Petrochemicals Co. KSCP	94,438	179,986
	Boursa Kuwait Securities Co. KPSC	24,033	162,671
	Burgan Bank SAK	115,641	72,256
	Combined Group Contracting Co. SAK	34,732	80,760
	Commercial Facilities Co. SAKP	132,736	80,853
	Commercial Real Estate Co. KSC	317,129	151,582
	Gulf Bank KSCP	446,815	454,637
	Gulf Cables & Electrical Industries Group Co. KSCP	38,540	218,182
	Heavy Engineering & Ship Building Co. KSCP, Class B	33,371	100,150
	Humansoft Holding Co. KSC	36,828	317,482
*	IFA Hotels & Resorts-KPSC	22,602	92,498
	Integrated Holding Co. KCSC	62,758	116,738
	Jazeera Airways Co. KSCP	26,931	81,658
*	Kuwait Cement Co. KSC	128,229	76,097
	Kuwait Finance House KSCP	543,987	1,311,895
	Kuwait Financial Centre SAK	64,299	26,521
	Kuwait International Bank KSCP	279,165	170,821
	Kuwait Portland Cement Co. KSC	3,939	11,487
	Kuwait Real Estate Co. KSC	149,017	117,552
	Kuwait Telecommunications Co.	83,026	145,725
	Mabanee Co. KPSC	95,592	262,318
	Mezzan Holding Co. KSCC	38,605	111,685
	Mobile Telecommunications Co. KSCP	274,641	409,973
	National Bank of Kuwait SAKP	356,903	1,058,243
*	National Consumer Holding Co. SAK	82,452	28,653
	National Industries Group Holding SAK	277,657	204,540
	National Investments Co. KSCP	167,787	139,524
	Salhia Real Estate Co. KSCP	95,785	133,304
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	83,222	43,887
*	Warba Bank KSCP	444,315	263,207
TOTAL KUWAIT			7,589,152
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	56,570
	Able Global Bhd.	36,500	15,989
	Aeon Co. M Bhd.	145,400	44,649
#	AEON Credit Service M Bhd.	62,698	97,970
#	AFFIN Bank Bhd.	206,219	136,967
	Ajinomoto Malaysia Bhd.	2,600	8,368
	Alliance Bank Malaysia Bhd.	289,100	259,391
	Allianz Malaysia Bhd.	18,500	88,180
	AME Elite Consortium Bhd.	96,100	37,036
	AMMB Holdings Bhd. (AMM MK)	492,500	483,925

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ancom Nylex Bhd.	241,491	$54,703
	Apex Healthcare Bhd.	19,950	12,252
	Astro Malaysia Holdings Bhd.	293,100	17,851
#	Aurelius Technologies Bhd.	47,300	36,512
#	Axiata Group Bhd.	690,090	360,878
	Bank Islam Malaysia Bhd.	199,900	108,351
	Batu Kawan Bhd.	10,900	46,505
*	Berjaya Corp. Bhd.	561,082	51,983
#	Berjaya Food Bhd.	160,893	18,918
*	Berjaya Land Bhd.	466,800	41,227
*	Bermaz Auto Bhd.	272,800	144,330
#	British American Tobacco Malaysia Bhd.	38,700	70,284
*	Bumi Armada Bhd.	871,200	103,356
	Bursa Malaysia Bhd.	196,350	408,806
	Cahya Mata Sarawak Bhd.	221,400	69,954
#	Carlsberg Brewery Malaysia Bhd., Class B	47,500	193,706
	CELCOMDIGI Bhd.	215,300	178,195
	CIMB Group Holdings Bhd.	512,341	828,418
*	Coastal Contracts Bhd.	61,100	23,952
	D&O Green Technologies Bhd.	135,400	102,379
	Datasonic Group Bhd.	241,900	26,373
	Dayang Enterprise Holdings Bhd.	178,200	110,455
	Dialog Group Bhd.	217,400	120,283
	DRB-Hicom Bhd.	266,700	77,840
	Duopharma Biotech Bhd.	68,089	17,795
	Dutch Lady Milk Industries Bhd.	4,500	30,834
#*	Eastern & Oriental Bhd.	253,900	52,874
#	Eco World Development Group Bhd.	383,600	147,947
*	Ekovest Bhd.	528,900	51,922
	Farm Fresh Bhd.	190,700	63,981
	FGV Holdings Bhd.	129,200	36,273
#	Formosa Prosonic Industries Bhd.	55,700	36,522
	Fraser & Neave Holdings Bhd.	24,400	163,693
	Frontken Corp. Bhd.	322,150	302,241
	Gamuda Bhd.	113,607	194,280
	Gas Malaysia Bhd.	64,000	49,745
#	Genting Bhd.	239,700	247,001
	Genting Malaysia Bhd.	758,300	429,662
	Genting Plantations Bhd.	46,500	57,729
*	Greatech Technology Bhd.	48,900	56,601
	Guan Chong Bhd.	13,400	11,173
	HAP Seng Consolidated Bhd.	92,700	86,739
	Hap Seng Plantations Holdings Bhd.	48,500	18,689
*	Hartalega Holdings Bhd.	203,500	135,123
#	Heineken Malaysia Bhd.	36,100	181,005
#*	Hengyuan Refining Co. Bhd.	64,400	36,889
#	Hextar Global Bhd.	342,000	65,460
	Hiap Teck Venture Bhd.	410,500	38,469
	Hibiscus Petroleum Bhd.	182,000	95,381
	Hong Leong Bank Bhd.	22,580	94,806
	Hong Leong Financial Group Bhd.	27,778	104,006
	Hong Leong Industries Bhd.	19,300	47,714
	IHH Healthcare Bhd.	159,400	218,564
#	IJM Corp. Bhd.	447,600	341,409
	Inari Amertron Bhd.	288,925	238,212
#	IOI Corp. Bhd.	144,500	120,225
	IOI Properties Group Bhd.	379,625	176,111
*	Iskandar Waterfront City Bhd.	137,900	21,501
#*	JAKS Resources Bhd.	570,179	21,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Jaya Tiasa Holdings Bhd.	210,000	$50,792
	Keck Seng Malaysia Bhd.	10,800	14,495
	Kelington Group Bhd.	104,100	77,313
	Kenanga Investment Bank Bhd.	38,300	9,848
	Kerjaya Prospek Group Bhd.	105,989	46,841
#	Kim Loong Resources Bhd.	56,200	29,964
	Kossan Rubber Industries Bhd.	299,600	138,302
	KPJ Healthcare Bhd.	463,600	187,871
	Kretam Holdings Bhd.	69,600	9,089
*	KSL Holdings Bhd.	33,900	14,858
#	Kuala Lumpur Kepong Bhd.	31,862	146,295
	Lagenda Properties Bhd.	38,700	11,298
#	Leong Hup International Bhd.	180,500	24,967
#*Ω	Lotte Chemical Titan Holding Bhd.	167,763	39,102
	LPI Capital Bhd.	55,740	151,411
#	Magni-Tech Industries Bhd.	146,900	76,460
#	Magnum Bhd.	228,815	64,279
	Mah Sing Group Bhd.	448,175	183,732
	Malakoff Corp. Bhd.	364,600	66,331
	Malayan Banking Bhd.	226,797	504,527
#	Malayan Flour Mills Bhd.	308,600	52,077
	Malaysia Airports Holdings Bhd.	215,899	481,410
	Malaysia Smelting Corp. Bhd.	35,400	20,047
	Malaysian Pacific Industries Bhd.	19,200	157,437
	Malaysian Resources Corp. Bhd.	666,920	90,195
	Matrix Concepts Holdings Bhd.	306,799	126,929
	Maxis Bhd.	254,600	195,729
	MBM Resources Bhd.	57,700	66,572
#	MBSB Bhd.	768,932	136,454
	Mega First Corp. Bhd.	161,400	170,158
	Mi Technovation Bhd.	73,500	38,031
	MISC Bhd.	77,800	148,931
#	MKH Bhd.	100,700	30,015
#	MKH Oil Palm East Kalimantan Bhd.	14,385	1,863
	MNRB Holdings Bhd.	182,774	86,352
Ω	MR DIY Group M Bhd.	504,300	230,589
*	Muhibbah Engineering M Bhd.	185,600	38,615
	My EG Services Bhd.	1,444,947	311,766
	Nationgate Holdings Bhd.	96,100	44,234
#	Nestle Malaysia Bhd.	7,100	167,942
*††	Nylex Malaysia Bhd.	2,335	91
#	Oriental Holdings Bhd.	91,200	137,002
#	OSK Holdings Bhd.	410,750	141,397
	Padini Holdings Bhd.	116,700	86,089
	Panasonic Manufacturing Malaysia Bhd.	2,400	10,218
	Pantech Group Holdings Bhd.	131,400	31,185
	Paramount Corp. Bhd.	146,300	35,025
	Pentamaster Corp. Bhd.	83,400	88,920
	Perak Transit Bhd.	100,650	14,909
	Petron Malaysia Refining & Marketing Bhd.	39,200	37,965
#	Petronas Chemicals Group Bhd.	190,700	240,816
#	Petronas Dagangan Bhd.	25,200	97,366
	Petronas Gas Bhd.	33,700	133,581
	PIE Industrial Bhd.	20,300	26,112
	Power Root Bhd.	23,500	7,928
	PPB Group Bhd.	69,820	225,486
	Press Metal Aluminium Holdings Bhd.	291,100	339,881
	Public Bank Bhd.	1,242,700	1,139,259
	QL Resources Bhd.	197,825	287,878

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ranhill Utilities Bhd.	168,104	$53,514
	RCE Capital Bhd.	88,600	58,440
	RGB International Bhd.	365,300	34,227
	RHB Bank Bhd.	282,976	351,743
	Sam Engineering & Equipment M Bhd.	50,500	62,667
*	Sapura Energy Bhd.	2,931,800	22,293
	Sarawak Oil Palms Bhd.	100,150	62,869
	Scientex Bhd.	303,600	280,129
	SD Guthrie Bhd.	210,136	204,617
#	SFP Tech Holdings Bhd.	182,000	28,576
	Sime Darby Bhd.	518,970	293,940
	Sime Darby Property Bhd.	637,170	219,627
	SKP Resources Bhd.	262,649	66,410
*	Solarvest Holdings Bhd.	65,800	24,365
	SP Setia Bhd. Group	440,579	153,750
#	Sports Toto Bhd.	323,524	116,309
	Sunway Bhd.	424,354	396,568
	Sunway Construction Group Bhd.	88,890	92,826
#	Supermax Corp. Bhd.	307,665	60,283
#	Syarikat Takaful Malaysia Keluarga Bhd.	99,111	80,498
#	Ta Ann Holdings Bhd.	86,480	75,511
	Taliworks Corp. Bhd.	122,766	22,191
	Telekom Malaysia Bhd.	124,912	189,699
	Tenaga Nasional Bhd.	111,700	342,462
	Thong Guan Industries Bhd.	59,400	23,934
#	TIME dotCom Bhd.	180,100	201,534
*	Top Glove Corp. Bhd.	645,300	144,802
*	Tropicana Corp. Bhd.	206,616	73,326
#	TSH Resources Bhd.	142,000	37,128
	Uchi Technologies Bhd.	83,700	70,879
#	UEM Sunrise Bhd.	400,200	98,697
	Unisem M Bhd.	56,500	44,831
#	United Plantations Bhd.	34,000	193,845
	UOA Development Bhd.	165,320	67,985
*	Uzma Bhd.	64,300	15,394
	Velesto Energy Bhd.	1,107,073	51,825
	ViTrox Corp. Bhd.	142,700	124,044
	VS Industry Bhd.	356,600	94,030
*	Wasco Bhd.	48,500	12,881
#	WCT Holdings Bhd.	364,227	104,041
	Wellcall Holdings Bhd.	81,800	28,135
	Westports Holdings Bhd.	104,800	102,183
*	Widad Group Bhd.	500,000	6,033
	Yinson Holdings Bhd.	407,599	212,018
	YTL Corp. Bhd.	485,150	360,834
	YTL Power International Bhd.	124,787	126,882
TOTAL MALAYSIA			21,441,273
MEXICO — (0.6%)
	Alfa SAB de CV, Class A	1,784,541	1,021,051
#*	Alpek SAB de CV	30,189	20,092
	Alsea SAB de CV	172,086	517,431
	America Movil SAB de CV (2228390D US), ADR	19,011	317,864
	America Movil SAB de CV (AMXB MM), Class B	1,317,636	1,101,154
	Arca Continental SAB de CV	26,200	258,147
*	Axtel SAB de CV	499,613	35,397
Ω	Banco del Bajio SA	239,731	719,798
#	Becle SAB de CV	38,894	63,943
	Bolsa Mexicana de Valores SAB de CV	105,547	164,289

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CEMEXCPO MM)	2,629,383	$1,687,908
	Cemex SAB de CV (CX US), Sponsored ADR	3,029	19,446
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	55,022	497,150
	Consorcio ARA SAB de CV	312,104	52,433
*	Controladora AXTEL SAB de CV	1,784,541	35,344
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	4,146	25,374
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	174,138	107,019
	Corp. Inmobiliaria Vesta SAB de CV	148,107	433,963
	El Puerto de Liverpool SAB de CV, Class C1	29,692	210,319
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,537	767,105
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	267	29,437
	GCC SAB de CV	43,340	370,057
	Genomma Lab Internacional SAB de CV, Class B	224,613	230,870
	Gentera SAB de CV	355,647	419,385
	Gruma SAB de CV, Class B	42,278	793,345
	Grupo Aeroportuario del Centro Norte SAB de CV	76,285	655,410
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	410,695
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,318	530,847
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,764	530,064
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	335,412
	Grupo Bimbo SAB de CV, Class A	119,676	421,317
	Grupo Carso SAB de CV	34,839	225,703
	Grupo Comercial Chedraui SA de CV	98,271	731,692
#	Grupo Elektra SAB de CV	2,796	141,811
	Grupo Financiero Banorte SAB de CV, Class O	176,919	1,328,576
*	Grupo Financiero Inbursa SAB de CV, Class O	276,748	678,687
	Grupo Herdez SAB de CV	44,611	130,019
*	Grupo Hotelero Santa Fe SAB de CV	60,872	13,069
	Grupo Industrial Saltillo SAB de CV	7,630	8,389
	Grupo Mexico SAB de CV, Class B	133,061	748,330
#	Grupo Rotoplas SAB de CV	43,386	60,267
*	Grupo Simec SAB de CV (SIMECB MM), Class B	33,392	331,572
	Grupo Televisa SAB (TLEVICPO MM)	421,281	186,321
	Grupo Televisa SAB (TV US), Sponsored ADR	37,996	82,831
*Ω	Grupo Traxion SAB de CV	56,390	68,948
*	Hoteles City Express SAB de CV	142,020	34,989
*	Industrias CH SAB de CV, Class B	73,798	741,109
*	Industrias Penoles SAB de CV	45,293	661,976
	Kimberly-Clark de Mexico SAB de CV, Class A	324,919	578,998
	La Comer SAB de CV	225,120	420,491
	Megacable Holdings SAB de CV	259,550	607,117
*	Minera Frisco SAB de CV, Class A1	307,440	52,392
*Ω	Nemak SAB de CV	755,406	109,473
#*	Ollamani SAB	30,563	68,160
	Orbia Advance Corp. SAB de CV	321,311	414,767
	Organizacion Cultiba SAB de CV	15,310	8,485
	Organizacion Soriana SAB de CV, Class B	50,685	84,851
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	61,033	570,004
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	46,064
	Qualitas Controladora SAB de CV	17,536	161,872
	Regional SAB de CV	81,578	591,420
#*	Sitios Latinoamerica SAB de CV	233,407	48,232
*	Vista Energy SAB de CV (VIST US), ADR	4,344	195,741
*	Vista Energy SAB de CV (VISTAA MM)	928	41,740
	Wal-Mart de Mexico SAB de CV	211,283	703,105
TOTAL MEXICO			23,659,267

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (2.5%)
	Aalberts NV	40,115	$1,533,902
Ω	ABN AMRO Bank NV, GDR	70,200	1,225,471
	Acomo NV	3,963	74,088
*Ω	Adyen NV	1,671	2,044,031
	Aegon Ltd. (AEG US)	32,148	207,354
	Aegon Ltd. (AGN NA)	397,795	2,574,232
	Akzo Nobel NV	24,489	1,514,188
#*Ω	Alfen NV	3,054	56,464
	Allfunds Group PLC	89,937	540,562
#	AMG Critical Materials NV	8,793	149,584
	Aperam SA	12,722	345,701
	Arcadis NV	30,386	2,170,202
	ArcelorMittal SA (MT NA)	51,013	1,161,601
	ArcelorMittal SA (MT US)	9,714	222,062
	ASM International NV	7,859	5,407,157
	ASML Holding NV (ASML NA)	4,870	4,534,804
	ASML Holding NV (ASML US)	20,610	19,305,387
	ASR Nederland NV	49,610	2,492,518
*	Avantium NV	7,436	20,018
Ω	B&S Group SARL	10,988	56,255
#*Ω	Basic-Fit NV	17,243	417,136
	BE Semiconductor Industries NV	7,694	991,177
#	Brunel International NV	6,759	77,056
	Coca-Cola Europacific Partners PLC	33,278	2,447,950
	Corbion NV	12,586	281,741
Ω	CTP NV	23,405	410,055
#	Flow Traders Ltd.	12,372	206,248
	ForFarmers NV	13,915	43,975
	Fugro NV	48,393	1,292,479
	Heineken NV	15,108	1,340,695
	IMCD NV	15,858	2,280,276
#	ING Groep NV (ING US), Sponsored ADR	6,500	117,845
	ING Groep NV (INGA NA)	196,229	3,561,741
*	InPost SA	69,519	1,204,454
	JDE Peet's NV	17,740	390,115
	Kendrion NV	4,892	65,572
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	5,362,661
	Koninklijke BAM Groep NV	106,831	442,748
	Koninklijke Heijmans NV, CVA	14,198	410,508
	Koninklijke KPN NV	1,058,214	4,169,558
*	Koninklijke Philips NV (PHG US)	49,277	1,388,626
*	Koninklijke Philips NV (PHIA NA)	54,330	1,526,112
	Koninklijke Vopak NV	27,258	1,217,699
#	MFE-MediaForEurope NV (MFEB IM), Class B	26,649	123,615
	Nedap NV	2,056	129,726
	NN Group NV	70,137	3,519,766
#*	NX Filtration NV	1,991	12,202
	OCI NV	25,261	608,800
#*	Pharming Group NV	169,497	146,721
*	Pluxee NV	7,828	183,487
#	PostNL NV	94,466	139,479
	Prosus NV (PRX NA)	62,008	2,163,042
#	Prosus NV (PRX SJ)	11,453	399,497
	Qiagen NV (QGEN US)	4,840	215,360
	Qiagen NV (QIA GR)	13,728	610,836
	Randstad NV	31,796	1,548,623
	SBM Offshore NV	58,977	955,796
*	SIF Holding NV	4,817	65,181
Ω	Signify NV	49,865	1,234,377

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Sligro Food Group NV	7,429	$98,726
	TKH Group NV, CVA	16,576	726,389
#*	TomTom NV	21,166	116,129
	Universal Music Group NV	71,368	1,700,305
	Van Lanschot Kempen NV, CVA	9,050	391,678
	Wolters Kluwer NV	49,296	8,252,608
TOTAL NETHERLANDS			98,624,351
NEW ZEALAND — (0.2%)
#*	a2 Milk Co. Ltd.	56,181	265,201
	Air New Zealand Ltd.	594,425	205,050
	Arvida Group Ltd.	187,250	180,952
	Auckland International Airport Ltd.	55,486	247,173
#	Channel Infrastructure NZ Ltd.	94,352	82,993
#	Chorus Ltd. (CNU NZ)	198,185	932,414
	Contact Energy Ltd.	91,089	460,886
	EBOS Group Ltd.	14,629	313,869
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	529,686
#	Fletcher Building Ltd. (FBU AU)	2,494	4,729
	Fletcher Building Ltd. (FBU NZ)	206,496	384,869
	Fonterra Co.-operative Group Ltd.	27,388	64,505
	Freightways Group Ltd.	54,080	293,001
	Genesis Energy Ltd.	148,050	195,359
*	Gentrack Group Ltd.	12,157	76,097
	Hallenstein Glasson Holdings Ltd.	26,041	91,808
	Heartland Group Holdings Ltd.	305,350	193,968
	Infratil Ltd.	48,588	312,142
#	Investore Property Ltd.	59,689	41,262
	KMD Brands Ltd.	197,467	52,354
#	Mainfreight Ltd.	9,941	441,327
#	Manawa Energy Ltd.	16,737	42,875
	Mercury NZ Ltd.	36,614	150,127
	Meridian Energy Ltd.	19,066	73,880
	Napier Port Holdings Ltd.	14,348	20,658
#	NZME Ltd. (NZM AU)	54,459	34,065
	NZX Ltd.	120,605	84,293
*	Oceania Healthcare Ltd.	238,522	110,737
#	Port of Tauranga Ltd.	37,905	124,623
	Rakon Ltd.	28,043	15,027
#*	Restaurant Brands New Zealand Ltd.	10,978	19,966
*	Ryman Healthcare Ltd.	115,863	313,187
	Sanford Ltd.	20,591	50,857
	Scales Corp. Ltd.	41,528	87,235
*	Serko Ltd.	3,631	7,802
#	Skellerup Holdings Ltd.	53,156	140,985
	SKY Network Television Ltd.	56,838	85,906
	SKYCITY Entertainment Group Ltd.	268,790	249,122
	Spark New Zealand Ltd.	102,741	264,043
	Steel & Tube Holdings Ltd.	32,029	19,292
	Summerset Group Holdings Ltd.	102,192	682,033
	Tourism Holdings Ltd.	42,563	55,918
	TOWER Ltd.	80,898	53,980
#	Turners Automotive Group Ltd.	23,922	62,732
	Vector Ltd.	26,039	58,179
*	Vista Group International Ltd.	32,932	47,288
	Warehouse Group Ltd.	33,171	27,839
TOTAL NEW ZEALAND			8,252,294

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	$47,001
	ABG Sundal Collier Holding ASA	87,037	52,445
	AF Gruppen ASA	9,872	121,830
*	Agilyx ASA	7,825	24,249
*	Akastor ASA	52,076	79,041
	Aker ASA, Class A	870	51,036
	Aker BP ASA	50,973	1,234,270
#*	Aker Carbon Capture ASA	12,247	7,149
	Aker Solutions ASA	55,357	264,115
	AMSC ASA	12,694	36,731
*	ArcticZymes Technologies ASA	2,851	6,927
	Arendals Fossekompani ASA	161	2,385
	Atea ASA	16,472	219,211
	Austevoll Seafood ASA	23,420	193,418
*Ω	AutoStore Holdings Ltd.	17,990	22,675
Ω	Avance Gas Holding Ltd.	7,242	111,291
	Awilco LNG AS	15,917	11,928
#*	Axactor ASA	52,508	19,473
	B2 Impact ASA	75,199	59,151
	Bakkafrost P	2,118	110,633
	Belships ASA	37,273	78,583
*	Bluenord ASA	6,882	321,511
	Bonheur ASA	7,630	198,934
	Borr Drilling Ltd.	15,850	108,573
	Borregaard ASA	23,679	405,499
	Bouvet ASA	25,196	146,451
	BW Offshore Ltd.	30,988	86,374
*	Cadeler AS (CADLR NO)	13,474	87,062
	Carasent ASA	3,685	6,109
#*	Cavendish Hydrogen ASA	1,691	2,883
*	Cloudberry Clean Energy ASA	46,386	49,607
*Ω	Crayon Group Holding ASA	4,885	58,280
	DNB Bank ASA	53,478	1,104,858
	DNO ASA	321,347	327,245
*Ω	Elkem ASA	79,130	165,139
Ω	Elmera Group ASA	24,615	76,609
	Elopak ASA	26,408	94,416
*	Ensurge Micropower ASA	162,339	22,466
*Ω	Entra ASA	8,486	95,391
	Equinor ASA	118,246	3,131,177
Ω	Europris ASA	64,160	382,820
#	FLEX LNG Ltd. (FLNG NO)	4,924	132,756
*	FLEX LNG Ltd. (FLNG US)	1,037	27,895
	Frontline PLC	25,563	630,165
*	Gaming Innovation Group, Inc.	8,822	24,199
	Gjensidige Forsikring ASA	3,393	57,402
	Golden Ocean Group Ltd.	25,953	322,559
	Grieg Seafood ASA	12,391	72,277
	Hafnia Ltd.	65,564	519,493
*	Hermana Holding ASA	12,127	2,912
*	Hexagon Composites ASA	41,887	127,605
#*	Hexagon Purus ASA	8,355	7,343
	Hoegh Autoliners ASA	41,278	451,194
Ω	Kid ASA	10,802	130,286
	Kitron ASA	41,228	137,454
Ω	Klaveness Combination Carriers ASA	6,871	65,351
*	Kongsberg Automotive ASA	238,423	35,928
	Kongsberg Gruppen ASA	2,994	301,061
	Leroy Seafood Group ASA	29,038	126,113

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	LINK Mobility Group Holding ASA	85,013	$162,493
	Magnora ASA	12,127	36,103
	Medistim ASA	2,742	41,942
	Mowi ASA	15,551	262,478
	MPC Container Ships ASA	98,333	206,305
Ω	Multiconsult ASA	4,197	64,183
#*	NEL ASA	84,582	45,571
	Norbit ASA	6,823	50,403
*	Nordic Semiconductor ASA	465	5,751
	Norsk Hydro ASA	81,216	450,494
Ω	Norske Skog ASA	19,271	71,555
#*	Northern Ocean Ltd.	20,154	13,466
*	Norwegian Air Shuttle ASA	62,645	65,377
*	NRC Group ASA	18,856	17,975
#*	Nykode Therapeutics ASA	13,121	18,062
	Odfjell Drilling Ltd.	45,977	240,278
	Odfjell SE, Class A	6,204	94,494
	Odfjell Technology Ltd.	10,957	62,296
*	OKEA ASA	15,569	34,242
Ω	Okeanis Eco Tankers Corp.	3,789	121,533
	Olav Thon Eiendomsselskap ASA	4,209	90,234
	Orkla ASA	13,548	114,338
	Panoro Energy ASA	24,703	74,718
	Pareto Bank ASA	13,851	84,983
	Pexip Holding ASA	16,259	45,224
*	PhotoCure ASA	1,570	7,959
	Protector Forsikring ASA	14,124	291,886
	Rana Gruber ASA	7,500	50,174
	Salmar ASA	2,582	148,572
*	Salmon Evolution ASA	66,994	46,232
	Sandnes Sparebank	1,120	10,629
*	SATS ASA	25,700	40,468
*Ω	Scatec ASA	33,452	270,012
	Schibsted ASA (SCHA NO), Class A	7,591	218,087
	Schibsted ASA (SCHB NO), Class B	10,504	285,527
	Selvaag Bolig ASA	11,511	39,772
#*Ω	Shelf Drilling Ltd.	56,609	117,230
#	Solstad Maritime Holding AS	9,867	10,689
*	Solstad Offshore ASA	9,867	39,604
	SpareBank 1 Helgeland	832	9,682
	Sparebank 1 Oestlandet	11,518	158,682
	SpareBank 1 Sorost-Norge	7,872	51,801
	SpareBank 1 SR-Bank ASA	23,246	298,423
	Sparebanken More	7,775	60,432
	Stolt-Nielsen Ltd.	11,546	452,804
	Storebrand ASA	90,074	904,069
	Subsea 7 SA	32,553	626,158
	Telenor ASA	26,843	320,037
	TGS ASA	59,585	728,613
	TOMRA Systems ASA	6,240	102,856
	Var Energi ASA	53,628	170,838
	Veidekke ASA	38,542	430,849
*	Volue ASA	2,696	10,066
	Wallenius Wilhelmsen ASA	26,383	245,316
	Wilh Wilhelmsen Holding ASA, Class A	5,538	196,145
	Yara International ASA	10,170	289,706
#*	Zaptec ASA	3,296	3,473
TOTAL NORWAY			21,908,228

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	$21,690
	Cia de Minas Buenaventura SAA, ADR	1,300	20,150
	Credicorp Ltd.	1,720	293,501
	Intercorp Financial Services, Inc.	1,299	29,565
TOTAL PERU			364,906
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	27,898
	Aboitiz Equity Ventures, Inc.	183,520	111,455
	Aboitiz Power Corp.	102,500	58,068
	ACEN Corp.	1,825,221	171,786
	Alliance Global Group, Inc.	886,200	136,282
	Apex Mining Co., Inc.	1,093,000	79,779
*	Atlas Consolidated Mining & Development Corp.	10,800	834
	Ayala Corp.	22,995	231,303
	Ayala Land, Inc.	281,400	142,470
*	AyalaLand Logistics Holdings Corp.	457,000	14,632
	Bank of the Philippine Islands	255,928	532,092
	BDO Unibank, Inc.	365,079	858,773
*	Belle Corp.	1,052,000	40,944
*	Bloomberry Resorts Corp.	1,222,800	173,321
	Century Pacific Food, Inc.	312,700	185,109
	China Banking Corp.	339,992	233,120
*	Converge Information & Communications Technology Solutions, Inc.	675,500	133,789
	Cosco Capital, Inc.	666,000	54,481
	D&L Industries, Inc.	526,700	53,647
*	DITO CME Holdings Corp.	784,000	26,712
	DMCI Holdings, Inc.	832,400	162,144
	DoubleDragon Corp.	260,700	46,751
	East West Banking Corp.	202,850	32,376
	Filinvest Development Corp.	18,400	1,726
	Filinvest Land, Inc.	3,204,000	36,759
	First Philippine Holdings Corp.	64,910	70,144
	Ginebra San Miguel, Inc.	18,440	72,556
	Global-Estate Resorts, Inc.	897,000	10,922
	Globe Telecom, Inc.	6,194	228,467
	GT Capital Holdings, Inc.	22,608	228,689
	International Container Terminal Services, Inc.	49,870	304,491
	JG Summit Holdings, Inc.	318,066	151,577
	Jollibee Foods Corp.	65,850	259,869
	Keepers Holdings, Inc.	341,000	9,707
	LT Group, Inc.	624,500	105,415
	Manila Electric Co.	13,600	90,846
	Manila Water Co., Inc.	276,900	128,658
	Megaworld Corp.	1,932,600	59,969
	Metropolitan Bank & Trust Co.	218,306	256,883
Ω	Monde Nissin Corp.	141,900	22,305
	Nickel Asia Corp.	1,306,480	75,012
	Petron Corp.	1,056,700	47,250
	Philcomsat Holdings Corp.	23,890	43,776
	Philex Mining Corp.	510,400	22,753
*	Philippine National Bank	152,272	62,433
*	Phoenix Petroleum Philippines, Inc.	107,200	7,658
	PLDT, Inc. (PHI US), Sponsored ADR	839	22,225
	PLDT, Inc. (TEL PM)	8,860	230,056
	Puregold Price Club, Inc.	328,200	148,007
	Rizal Commercial Banking Corp.	104,115	38,314
	Robinsons Land Corp.	526,138	133,418
	Robinsons Retail Holdings, Inc.	94,480	58,313

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	San Miguel Corp.	104,660	$179,097
	San Miguel Food & Beverage, Inc.	280	224
	Security Bank Corp.	122,570	135,136
	Semirara Mining & Power Corp.	273,080	156,555
	Shakey's Pizza Asia Ventures, Inc.	84,300	13,890
*	Shell Pilipinas Corp.	124,530	21,705
	SM Investments Corp.	5,215	81,278
	SM Prime Holdings, Inc.	203,700	100,647
	SSI Group, Inc.	143,000	7,848
	Synergy Grid & Development Phils, Inc.	247,500	39,046
	Union Bank of the Philippines	142,748	88,161
	Universal Robina Corp.	177,120	361,417
	Vista Land & Lifescapes, Inc.	1,583,900	40,119
	Vistamalls, Inc.	88,000	3,435
	Wilcon Depot, Inc.	403,200	120,907
TOTAL PHILIPPINES			7,785,429
POLAND — (0.4%)
	AB SA	2,766	69,126
*	Action SA	5,598	28,246
*	Agora SA	12,934	34,207
	Alior Bank SA	47,872	1,147,466
*Ω	Allegro.eu SA	9,054	83,170
	Amica SA	3,005	49,671
#*	AmRest Holdings SE	25,574	159,314
	Arctic Paper SA	9,228	50,579
	ASBISc Enterprises PLC	14,979	83,214
	Asseco Poland SA	19,376	410,678
	Auto Partner SA	17,966	98,578
	Bank Handlowy w Warszawie SA	9,730	238,636
*	Bank Millennium SA	76,230	174,764
#*	Bank Ochrony Srodowiska SA	20,762	69,479
	Bank Polska Kasa Opieki SA	19,650	796,043
	Benefit Systems SA	810	542,019
	BNPP Bank Polska SA	738	18,835
	Boryszew SA	29,053	40,315
	Budimex SA	3,975	639,701
*	CCC SA	3,769	119,835
	CD Projekt SA	1,963	78,798
	Celon Pharma SA	3,548	24,471
*	CI Games SA	23,337	9,415
#*	Cognor Holding SA	41,520	81,908
	ComArch SA	847	68,451
	Creepy Jar SA	71	8,857
	Cyber Folks SA	2,370	77,676
*	Cyfrowy Polsat SA	54,823	179,350
	Develia SA	91,410	131,420
*Ω	Dino Polska SA	4,039	358,956
	Dom Development SA	2,718	115,730
#	Echo Investment SA	10,592	11,124
*	Enea SA	98,359	273,577
	Eurocash SA	28,609	84,496
*	Fabryki Mebli Forte SA	3,906	19,684
	Globe Trade Centre SA	30,781	38,101
*	Grenevia SA	90,474	50,963
#*	Grupa Azoty SA	16,685	75,980
	Grupa Kety SA	3,284	681,228
	Grupa Pracuj SA	2,228	32,807
*Ω	HUUUGE, Inc.	8,764	46,190

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ING Bank Slaski SA	3,500	$267,046
	Inter Cars SA	2,078	258,816
#*	Jastrzebska Spolka Weglowa SA	17,979	121,049
	KGHM Polska Miedz SA	18,041	620,196
	KRUK SA	2,315	259,097
	LPP SA	115	440,904
	Lubelski Wegiel Bogdanka SA	4,699	29,998
*	mBank SA	629	98,882
	Mirbud SA	18,519	65,214
	Mo-BRUK SA	725	52,684
*	Mostostal Zabrze SA	9,282	9,449
	Neuca SA	441	90,552
	Newag SA	1,426	11,705
	Orange Polska SA	102,086	204,539
	ORLEN SA	89,310	1,456,293
	PCC Rokita SA	524	11,881
#*	Pepco Group NV	11,334	54,823
*	PGE Polska Grupa Energetyczna SA	195,834	360,566
*	PKP Cargo SA	7,534	41,052
	PlayWay SA	336	24,383
*	Polimex-Mostostal SA	38,961	30,731
	Powszechna Kasa Oszczednosci Bank Polski SA	32,031	476,026
	Powszechny Zaklad Ubezpieczen SA	50,081	613,298
	Santander Bank Polska SA	838	110,430
*	Selvita SA	1,674	28,577
	Stalexport Autostrady SA	30,531	20,912
	Synektik SA	1,882	67,488
*	Tauron Polska Energia SA	416,659	399,252
*	TEN Square Games SA	314	6,808
	Text SA	3,012	67,097
	Torpol SA	4,879	43,122
	Unimot SA	1,479	52,136
	VRG SA	37,269	33,273
	Warsaw Stock Exchange	2,489	26,653
	Wawel SA	12	1,909
	Wirtualna Polska Holding SA	3,983	92,517
Ω	XTB SA	15,844	252,530
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	23,498
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	10,985
TOTAL POLAND			14,139,429
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	160,693
	Banco Comercial Portugues SA, Class R	4,162,722	1,754,806
	Corticeira Amorim SGPS SA	5,582	54,938
	CTT-Correios de Portugal SA	28,765	129,993
	EDP Renovaveis SA	51,277	797,154
	EDP SA (EDP PL)	183,034	754,368
	Galp Energia SGPS SA	115,204	2,422,327
*	Greenvolt-Energias Renovaveis SA	9,960	89,706
	Ibersol SGPS SA	7,302	55,139
	Jeronimo Martins SGPS SA	35,737	624,419
	Mota-Engil SGPS SA	40,241	157,893
	Navigator Co. SA	73,601	298,631
	NOS SGPS SA	72,479	278,860
	REN - Redes Energeticas Nacionais SGPS SA	91,426	231,856
	Semapa-Sociedade de Investimento e Gestao	4,392	71,069

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	308,562	$314,738
TOTAL PORTUGAL			8,196,590
QATAR — (0.2%)
*	Aamal Co.	818,207	178,581
	Al Khaleej Takaful Group QSC	72,860	48,245
	Al Meera Consumer Goods Co. QSC	20,967	84,307
	Baladna	248,028	96,740
	Barwa Real Estate Co.	489,975	373,919
	Commercial Bank PSQC	197,552	226,760
	Doha Bank QPSC	832,804	338,884
	Doha Insurance Co. QSC	92,281	61,900
*	Estithmar Holding QPSC	275,410	142,149
	Gulf International Services QSC	347,844	329,987
	Gulf Warehousing Co.	120,519	108,059
	Industries Qatar QSC	23,363	84,077
*	Lesha Bank LLC	349,489	124,674
	Mannai Corp. QSC	76,812	81,399
	Masraf Al Rayan QSC	691,938	442,654
	Mazaya Real Estate Development QPSC	281,270	47,052
	Medicare Group	60,265	68,325
	Mesaieed Petrochemical Holding Co.	468,686	215,250
	Ooredoo QPSC	234,051	671,751
	Qatar Aluminum Manufacturing Co.	769,285	274,693
	Qatar Electricity & Water Co. QSC	33,599	141,927
	Qatar Fuel QSC	56,639	229,241
	Qatar Gas Transport Co. Ltd.	535,717	663,003
	Qatar Industrial Manufacturing Co. QSC	72,555	52,901
	Qatar Insurance Co. SAQ	329,469	190,224
	Qatar International Islamic Bank QSC	133,173	381,492
	Qatar Islamic Bank QPSC	28,092	151,887
	Qatar Islamic Insurance Group	22,820	51,700
	Qatar National Bank QPSC	448,707	1,881,952
	Qatar National Cement Co. QSC	138,869	141,235
	Qatar Navigation QSC	276,752	900,946
	Salam International Investment Ltd. QSC	377,474	70,480
	United Development Co. QSC	723,133	218,589
	Vodafone Qatar QSC	732,352	339,830
*	Widam Food Co.	6,411	5,653
TOTAL QATAR			9,420,466
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	23,655	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	4,406	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0
SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	43,135	29,107

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Abdullah Al Othaim Markets Co.	115,814	$361,372
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	2,276	17,372
	ACWA Power Co.	4,185	440,640
*	Advanced Petrochemical Co.	16,800	179,024
	Al Babtain Power & Telecommunication Co.	14,290	139,004
*	Al Gassim Investment Holding Co.	1,726	8,051
	Al Hammadi Holding	11,852	148,245
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,629	27,198
	Al Jouf Agricultural Development Co.	1,033	17,640
*	Al Jouf Cement Co.	25,558	76,620
*	Al Khaleej Training & Education Co.	12,560	96,601
	Al Moammar Information Systems Co.	2,731	133,286
	Al Rajhi Bank	111,303	2,537,795
*	Al Yamamah Steel Industries Co.	5,821	53,585
*	AlAbdullatif Industrial Investment Co.	16,986	75,176
	Alamar Foods	2,778	56,725
	Alandalus Property Co.	7,628	49,102
	Alaseel Co.	34,510	41,403
	Aldrees Petroleum & Transport Services Co.	13,686	411,536
	Al-Etihad Cooperative Insurance Co.	12,241	58,149
	Alinma Bank	182,002	1,571,962
*	AlJazira Takaful Ta'awuni Co.	17,171	87,234
*	AlKhorayef Water & Power Technologies Co.	1,121	54,035
*	Allianz Saudi Fransi Cooperative Insurance Co.	7,984	37,239
*	Allied Cooperative Insurance Group	4,295	21,999
	Almarai Co. JSC	24,478	394,237
	Almunajem Foods Co.	4,041	107,120
*	Al-Omran Industrial & Trading Co.	2,101	22,187
*	Alujain Corp.	8,758	97,740
*	Amana Cooperative Insurance Co.	6,656	20,909
	Arab National Bank	75,153	429,855
*	Arabia Insurance Cooperative Co.	9,305	38,484
	Arabian Cement Co.	20,253	145,851
Ω	Arabian Centres Co.	20,170	107,451
	Arabian Contracting Services Co.	3,441	207,449
	Arabian Internet & Communications Services Co.	3,838	300,856
*	Arabian Pipes Co.	2,103	79,709
*	Arabian Shield Cooperative Insurance Co.	17,217	95,378
	Arriyadh Development Co.	16,592	105,586
	Astra Industrial Group	13,922	592,713
	Ataa Educational Co.	2,664	48,787
	Bank AlBilad	131,347	1,287,373
*	Bank Al-Jazira	142,947	655,234
	Banque Saudi Fransi	49,213	485,317
	Basic Chemical Industries Ltd.	3,936	32,468
	Bawan Co.	13,739	171,279
	BinDawood Holding Co.	31,363	60,636
	Bupa Arabia for Cooperative Insurance Co.	12,408	761,909
*	Buruj Cooperative Insurance Co.	8,289	44,823
	Catrion Catering Holding Co.	8,717	269,579
*	Chubb Arabia Cooperative Insurance Co.	2,880	23,729
	City Cement Co.	27,332	131,360
	Co. for Cooperative Insurance	8,933	342,767
	Dallah Healthcare Co.	2,932	129,315
*	Dar Al Arkan Real Estate Development Co.	187,611	677,383
	Dr Sulaiman Al Habib Medical Services Group Co.	6,570	504,424
	East Pipes Integrated Co. for Industry	3,776	158,650
	Eastern Province Cement Co.	17,399	150,565
	Electrical Industries Co.	221,800	402,678

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Emaar Economic City	140,611	$269,872
	Etihad Etisalat Co.	121,849	1,692,526
*	Fitaihi Holding Group	53,140	53,994
	Gulf Insurance Group	5,785	49,269
*	Gulf Union Cooperative Insurance Co.	3,419	17,524
*	Herfy Food Services Co.	8,064	57,169
	Jarir Marketing Co.	94,840	328,318
*	Jazan Development & Investment Co.	7,772	30,842
	L'Azurde Co. for Jewelry	8,596	34,407
	Leejam Sports Co. JSC	6,450	343,638
*	Liva Insurance Co.	3,174	16,003
*	Malath Cooperative Insurance Co.	3,784	18,579
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	92,768
*	Methanol Chemicals Co.	11,867	47,758
*	Middle East Healthcare Co.	7,807	164,500
	Middle East Paper Co.	16,242	173,609
*	Middle East Specialized Cables Co.	5,082	49,316
	Mobile Telecommunications Co. Saudi Arabia	174,178	505,393
	Mouwasat Medical Services Co.	11,492	369,772
	Nahdi Medical Co.	5,313	188,114
*	Najran Cement Co.	40,922	94,682
*	Nama Chemicals Co.	3,176	23,098
*	Naseej International Trading Co.	1,013	20,464
*	National Agriculture Development Co.	52,908	406,254
	National Co. for Glass Industries	7,092	88,931
	National Co. for Learning & Education	1,295	63,806
	National Gas & Industrialization Co.	7,898	224,178
*	National Gypsum	1,778	11,893
*	National Industrialization Co., Class C	116,236	344,830
	National Medical Care Co.	3,319	182,939
	Northern Region Cement Co.	37,275	89,119
	Qassim Cement Co.	15,343	220,436
*	Rabigh Refining & Petrochemical Co.	118,076	222,189
	Retal Urban Development Co.	22,605	74,123
	Riyad Bank	115,000	841,269
	Riyadh Cables Group Co.	402	10,479
	Riyadh Cement Co.	1,422	9,409
	SABIC Agri-Nutrients Co.	24,482	768,207
	Sahara International Petrochemical Co.	103,655	788,777
*	Salama Cooperative Insurance Co.	2,629	19,199
*	Saudi Arabian Mining Co.	37,616	431,916
Ω	Saudi Arabian Oil Co.	179,323	1,319,248
	Saudi Aramco Base Oil Co.	6,068	210,415
	Saudi Automotive Services Co.	11,919	201,481
	Saudi Awwal Bank	81,532	853,095
	Saudi Basic Industries Corp.	38,584	810,250
	Saudi Cement Co.	23,641	268,913
*	Saudi Ceramic Co.	14,470	109,332
	Saudi Chemical Co. Holding	126,783	381,793
	Saudi Electricity Co.	42,595	194,077
*	Saudi Ground Services Co.	3,512	47,928
	Saudi Industrial Investment Group	69,447	378,105
	Saudi Investment Bank	115,077	391,987
*	Saudi Kayan Petrochemical Co.	195,136	424,308
*	Saudi Marketing Co.	6,069	38,757
	Saudi National Bank	208,455	2,106,304
	Saudi Paper Manufacturing Co.	3,503	70,128
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	53,018
*	Saudi Printing & Packaging Co., Class C	11,187	40,061

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Public Transport Co.	13,524	$66,598
*	Saudi Real Estate Co.	27,748	166,006
*	Saudi Reinsurance Co.	16,594	135,212
*	Saudi Research & Media Group	9,079	631,706
	Saudi Telecom Co.	84,480	867,772
	Saudia Dairy & Foodstuff Co.	4,192	383,733
*	Savola Group	69,033	839,730
*	Seera Group Holding	71,283	471,318
*	Shams	89,691	18,897
*	Sinad Holding Co.	25,623	91,627
	Southern Province Cement Co.	16,673	159,406
	Sustained Infrastructure Holding Co.	14,458	134,565
	Tabuk Cement Co.	25,254	82,578
	Taiba Investments Co.	12,904	164,742
*	Takween Advanced Industries Co.	10,887	33,666
	Tanmiah Food Co.	1,611	60,132
	Theeb Rent A Car Co.	2,863	50,062
*	Umm Al-Qura Cement Co.	12,979	57,391
	United Electronics Co.	11,582	283,659
	United International Transportation Co.	14,529	346,369
*	Walaa Cooperative Insurance Co.	11,939	85,881
*	Wataniya Insurance Co.	2,623	22,032
	Yamama Cement Co.	34,971	309,734
	Yanbu Cement Co.	21,992	152,059
	Yanbu National Petrochemical Co.	52,357	564,505
TOTAL SAUDI ARABIA			39,332,050
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	88,476	111,624
*	Avarga Ltd.	120,400	17,367
	Aztech Global Ltd.	83,500	67,009
	Banyan Tree Holdings Ltd.	83,400	24,104
*††	Best World International Ltd.	34,600	65,000
	Boustead Singapore Ltd.	151,400	113,344
	BRC Asia Ltd.	18,700	32,196
	Bukit Sembawang Estates Ltd.	36,100	91,321
Ω	BW LPG Ltd.	45,810	744,609
	Capitaland India Trust	234,998	191,940
	CapitaLand Investment Ltd.	245,800	498,368
	Centurion Corp. Ltd.	89,000	42,271
	China Aviation Oil Singapore Corp. Ltd.	87,000	57,677
	China Sunsine Chemical Holdings Ltd.	122,400	35,196
	City Developments Ltd.	113,600	452,884
	Civmec Ltd.	80,600	58,817
	ComfortDelGro Corp. Ltd.	454,200	476,508
*	COSCO Shipping International Singapore Co. Ltd.	385,100	42,668
	CSE Global Ltd.	149,032	53,041
	DBS Group Holdings Ltd.	154,414	4,231,470
	Delfi Ltd.	102,000	64,107
	DFI Retail Group Holdings Ltd.	67,600	118,227
	Dyna-Mac Holdings Ltd.	102,100	43,592
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	49,877
	First Resources Ltd.	199,600	221,407
	Food Empire Holdings Ltd.	81,000	61,271
	Fraser & Neave Ltd.	72,400	64,485
	Frasers Property Ltd.	112,900	69,125
	Frencken Group Ltd.	123,300	120,789

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Fu Yu Corp. Ltd.	241,400	$22,451
*	Gallant Venture Ltd.	211,200	17,693
	Genting Singapore Ltd.	449,800	285,827
	Geo Energy Resources Ltd.	295,000	63,994
	Golden Agri-Resources Ltd.	2,347,900	482,517
	GuocoLand Ltd.	90,400	100,168
	Haw Par Corp. Ltd.	34,300	267,816
	Ho Bee Land Ltd.	90,300	125,807
	Hong Fok Corp. Ltd.	158,800	96,291
	Hong Leong Asia Ltd.	87,200	46,600
	Hong Leong Finance Ltd.	78,900	143,361
	Hongkong Land Holdings Ltd.	187,100	604,260
	Hour Glass Ltd.	68,900	81,486
	HRnetgroup Ltd.	32,200	16,380
	Hutchison Port Holdings Trust	1,859,600	226,992
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	39,800	223,337
	Indofood Agri Resources Ltd.	169,600	37,397
	ISDN Holdings Ltd.	72,164	15,932
*	Japfa Ltd.	225,800	55,731
	Jardine Cycle & Carriage Ltd.	29,233	569,222
	Keppel Infrastructure Trust	863,573	310,819
	Keppel Ltd.	174,500	868,463
	Mandarin Oriental International Ltd.	12,600	20,793
	Marco Polo Marine Ltd.	1,450,800	63,084
	Metro Holdings Ltd.	175,700	64,452
	Micro-Mechanics Holdings Ltd.	3,800	4,506
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	40,124
	Netlink NBN Trust	448,800	285,566
	Olam Group Ltd.	247,645	214,747
	OUE Ltd.	86,100	67,147
	Oversea-Chinese Banking Corp. Ltd.	180,011	2,003,638
*	Oxley Holdings Ltd.	401,837	24,354
	Pacific Century Regional Developments Ltd.	64,700	14,774
	Pan-United Corp. Ltd.	70,025	28,000
	Propnex Ltd.	58,500	36,122
	PSC Corp. Ltd.	33,000	8,270
	Q&M Dental Group Singapore Ltd.	52,200	10,940
	QAF Ltd.	86,800	52,945
	Raffles Medical Group Ltd.	160,810	113,048
#*	Rex International Holding Ltd.	260,800	20,233
	Riverstone Holdings Ltd.	127,300	90,937
	Samudera Shipping Line Ltd.	18,700	11,567
	SATS Ltd.	24,229	59,563
	SBS Transit Ltd.	21,100	39,204
*	Seatrium Ltd.	442,356	557,032
	Sembcorp Industries Ltd.	254,796	911,041
	Sheng Siong Group Ltd.	243,300	280,218
	SIA Engineering Co. Ltd.	19,600	33,595
	Silverlake Axis Ltd.	175,100	37,984
	Sinarmas Land Ltd.	396,100	48,158
	Singapore Airlines Ltd.	253,050	1,322,416
	Singapore Exchange Ltd.	141,300	1,041,791
	Singapore Land Group Ltd.	40,200	53,286
	Singapore Post Ltd.	484,100	159,599
	Singapore Technologies Engineering Ltd.	172,300	570,447
	Singapore Telecommunications Ltd.	71,900	166,568
	Stamford Land Corp. Ltd.	115,570	32,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	StarHub Ltd.	194,500	$184,803
	Straits Trading Co. Ltd.	61,737	63,341
*††	Swiber Holdings Ltd.	29,250	0
*††	Swiber Holdings Ltd. (SWIB SP)	29,250	0
	Tai Sin Electric Ltd.	50,690	14,826
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	19,410
	Tuan Sing Holdings Ltd.	231,931	39,066
	UMS Holdings Ltd.	178,900	150,364
	United Overseas Bank Ltd.	137,016	3,322,457
	UOB-Kay Hian Holdings Ltd.	60,608	62,478
	UOL Group Ltd.	107,100	432,718
	Valuetronics Holdings Ltd.	150,680	72,716
	Venture Corp. Ltd.	42,800	484,512
	Vicom Ltd.	51,600	53,299
	Wilmar International Ltd.	222,800	531,274
	Wing Tai Holdings Ltd.	127,300	129,561
	Yangzijiang Shipbuilding Holdings Ltd.	718,000	1,447,675
TOTAL SINGAPORE			28,380,388
SOUTH AFRICA — (1.0%)
	Absa Group Ltd.	128,252	1,127,659
	Adcock Ingram Holdings Ltd.	23,281	73,717
	Advtech Ltd.	210,953	351,570
	AECI Ltd.	39,945	232,262
	African Rainbow Minerals Ltd.	45,151	536,023
	Afrimat Ltd.	39,327	148,150
	Alexander Forbes Group Holdings Ltd.	103,166	37,738
	Altron Ltd., Class A	58,468	55,324
	Anglo American Platinum Ltd.	5,667	219,967
	Aspen Pharmacare Holdings Ltd.	60,226	832,600
*	Astral Foods Ltd.	9,225	87,340
	AVI Ltd.	126,748	680,652
	Barloworld Ltd.	63,809	325,755
	Bid Corp. Ltd.	27,666	689,243
	Bidvest Group Ltd.	67,212	1,010,141
*	Blue Label Telecoms Ltd.	219,486	52,061
	Capitec Bank Holdings Ltd.	4,226	659,070
	Cashbuild Ltd.	3,560	33,074
	City Lodge Hotels Ltd.	132,868	31,768
	Clicks Group Ltd.	58,060	1,129,997
	Coronation Fund Managers Ltd.	82,830	170,148
	Curro Holdings Ltd.	37,330	24,849
	DataTec Ltd.	81,874	160,637
Ω	Dis-Chem Pharmacies Ltd.	164,603	323,664
	Discovery Ltd.	97,738	767,312
	DRDGOLD Ltd. (DRD SJ)	87,056	88,874
	DRDGOLD Ltd. (DRD US), Sponsored ADR	3,246	32,850
	Exxaro Resources Ltd.	72,384	775,529
	Famous Brands Ltd.	27,176	80,492
	FirstRand Ltd.	565,584	2,541,402
	Foschini Group Ltd.	126,864	937,306
	Gold Fields Ltd., Sponsored ADR	85,972	1,475,280
	Grindrod Ltd.	248,058	211,951
	Harmony Gold Mining Co. Ltd. (HAR SJ)	130,915	1,283,700
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	21,466	208,650
	Hudaco Industries Ltd.	11,881	118,657
	Impala Platinum Holdings Ltd.	130,748	671,679
	Investec Ltd.	50,908	397,433

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Italtile Ltd.	146,345	$96,311
	JSE Ltd.	11,530	67,388
*	KAP Ltd.	775,320	129,705
	Kumba Iron Ore Ltd.	7,697	168,111
	Lewis Group Ltd.	18,504	57,956
	Life Healthcare Group Holdings Ltd.	444,414	325,572
	Merafe Resources Ltd.	516,286	41,115
*	Metair Investments Ltd.	71,787	55,525
	Momentum Group Limited	452,141	665,263
	Motus Holdings Ltd.	71,205	403,876
	Mpact Ltd.	38,245	62,138
	Mr. Price Group Ltd.	79,577	946,348
	MTN Group Ltd.	282,306	1,224,966
*	MultiChoice Group	60,333	362,057
	Naspers Ltd., Class N	4,687	906,917
	Nedbank Group Ltd.	70,872	1,085,380
	NEPI Rockcastle NV	62,300	469,281
	Netcare Ltd.	425,219	304,175
	Ninety One Ltd.	88,929	193,821
	Northam Platinum Holdings Ltd.	103,329	811,496
	Oceana Group Ltd.	34,784	133,187
	Old Mutual Ltd. (OMU LN)	826,005	554,994
	Old Mutual Ltd. (OMU SJ)	711,909	481,114
	Omnia Holdings Ltd.	62,521	225,735
	OUTsurance Group Ltd.	35,404	94,125
Ω	Pepkor Holdings Ltd.	551,014	618,380
*	Pick n Pay Stores Ltd.	79,971	102,041
	PPC Ltd.	528,407	110,758
	PSG Financial Services Ltd.	277,462	257,134
	Raubex Group Ltd.	66,994	168,781
	Reunert Ltd.	44,713	176,373
	RFG Holdings Ltd.	59,205	49,609
	Sanlam Ltd.	65,955	295,481
	Santam Ltd.	12,051	213,489
	Sappi Ltd.	214,941	626,224
	Sasol Ltd. (SOL SJ)	74,795	606,494
	Sasol Ltd. (SSL US), Sponsored ADR	20,702	166,858
	Shoprite Holdings Ltd.	42,670	715,051
	Sibanye Stillwater Ltd. (SBSW US), ADR	14,926	67,617
	Sibanye Stillwater Ltd. (SSW SJ)	937,127	1,070,096
	Southern Sun Ltd.	90,298	30,570
*	SPAR Group Ltd.	40,924	282,228
	Spur Corp. Ltd.	22,560	42,250
	Stadio Holdings Ltd.	56,617	17,358
	Standard Bank Group Ltd.	103,988	1,267,416
	Sun International Ltd.	85,700	181,102
	Super Group Ltd.	134,663	225,077
*	Telkom SA SOC Ltd.	106,423	138,112
	Thungela Resources Ltd. (TGA LN)	7,559	49,933
	Thungela Resources Ltd. (TGA SJ)	45,587	302,409
#	Tiger Brands Ltd.	31,948	391,594
*	Transaction Capital Ltd.	186,449	29,034
*	Trencor Ltd.	86,382	35,380
	Truworths International Ltd.	139,965	696,229
	Tsogo Sun Ltd.	191,790	118,359
	Vodacom Group Ltd.	54,267	305,125
*	We Buy Cars Pty. Ltd.	23,946	35,045
	Wilson Bayly Holmes-Ovcon Ltd.	19,788	195,169
	Woolworths Holdings Ltd.	207,423	686,114

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	97,842	$67,271
TOTAL SOUTH AFRICA			38,791,241
SOUTH KOREA — (3.8%)
*	3S Korea Co. Ltd.	8,971	15,083
*	Abpro Bio Co. Ltd.	15,343	5,211
*	ADTechnology Co. Ltd.	1,392	22,496
	Advanced Nano Products Co. Ltd.	425	29,176
	Advanced Process Systems Corp.	4,460	67,607
	Aekyung Chemical Co. Ltd.	5,635	46,270
	Aekyung Industrial Co. Ltd.	4,138	60,004
*	Agabang&Company	8,356	25,876
	Ahnlab, Inc.	1,686	71,094
*	Air Busan Co. Ltd.	21,397	38,117
	Ajin Industrial Co. Ltd.	8,820	20,117
*	Alteogen, Inc.	1,161	267,590
*	ALUKO Co. Ltd.	22,513	44,066
*	Amicogen, Inc.	2,692	9,667
*	Amo Greentech Co. Ltd.	4,367	28,141
	Amorepacific Corp.	1,142	151,787
	Amorepacific Group	7,868	179,033
*	Anam Electronics Co. Ltd.	20,095	21,711
*	Ananti, Inc.	24,395	99,914
*	Anapass, Inc.	1,167	20,590
*	Anterogen Co. Ltd.	1,096	12,222
*	Aprogen Biologics	28,111	23,362
	Asia Cement Co. Ltd.	6,180	52,060
	ASIA Holdings Co. Ltd.	484	90,399
	Asia Paper Manufacturing Co. Ltd.	12,545	76,936
	Atec Co. Ltd.	1,583	17,506
	Atinum Investment Co. Ltd.	14,759	27,668
	Avaco Co. Ltd.	1,894	19,897
	Baiksan Co. Ltd.	3,840	37,780
	BGF Co. Ltd.	10,500	27,785
	BGF retail Co. Ltd.	2,075	156,727
	BGFecomaterials Co. Ltd.	6,919	20,473
	BH Co. Ltd.	8,752	139,007
*	BHI Co. Ltd.	5,667	37,407
*	Binex Co. Ltd.	3,455	51,566
	Binggrae Co. Ltd.	1,628	106,188
	Bio Plus Co. Ltd.	14,337	62,078
*	Bioneer Corp.	1,247	28,780
	BioNote, Inc.	3,576	10,675
	BIT Computer Co. Ltd.	2,284	9,322
*	BNC Korea Co. Ltd.	5,296	25,267
	BNK Financial Group, Inc.	66,554	462,737
	Boditech Med, Inc.	4,479	57,225
	BoKwang Industry Co. Ltd.	3,439	12,646
	Boryung	10,490	79,928
*	Bosung Power Technology Co. Ltd.	7,124	16,982
	Brand X Co. Ltd.	5,891	33,961
*	Bukwang Pharmaceutical Co. Ltd.	6,106	23,713
*	BusinessOn Communication Co. Ltd.	3,597	35,877
	BYC Co. Ltd.	490	11,928
	Byucksan Corp.	18,048	28,609
*	C&C International Corp.	850	70,927
	C&G Hi Tech Co. Ltd.	1,149	11,269
*	Cafe24 Corp.	4,837	116,265
*	CammSys Corp.	26,100	23,277

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cape Industries Ltd.	3,880	$17,167
	Caregen Co. Ltd.	4,894	80,948
*	Celltrion Pharm, Inc.	1,444	106,105
	Celltrion, Inc.	3,007	450,097
*	Chabiotech Co. Ltd.	2,751	32,648
	Cheil Worldwide, Inc.	20,217	261,772
	Chemtronics Co. Ltd.	3,146	56,120
*	Chemtros Co. Ltd.	2,557	10,420
	Cheryong Electric Co. Ltd.	3,612	193,965
*	Chips&Media, Inc.	3,674	47,777
*	Choil Aluminum Co. Ltd.	12,350	15,871
	Chong Kun Dang Pharmaceutical Corp.	2,819	229,562
	Chongkundang Holdings Corp.	933	36,040
*††	Chorokbaem Media Co. Ltd.	4,292	3,158
*	Chunbo Co. Ltd.	317	14,404
*	CJ CGV Co. Ltd.	30,055	125,403
	CJ CheilJedang Corp.	3,181	898,184
	CJ Corp.	4,957	481,074
*	CJ ENM Co. Ltd.	4,113	229,502
	CJ Freshway Corp.	1,953	27,321
	CJ Logistics Corp.	3,603	259,854
*	CKD Bio Corp.	644	12,122
	Classys, Inc.	4,375	149,356
	CLIO Cosmetics Co. Ltd.	1,113	28,105
*	CMG Pharmaceutical Co. Ltd.	12,199	20,670
*	CoAsia Corp.	2,042	12,737
*	Com2uS Holdings Corp.	1,562	29,965
	Com2uSCorp	3,433	95,023
*	ContentreeJoongAng Corp.	2,265	15,083
	Coocon Corp.	827	8,920
*	Coreana Cosmetics Co. Ltd.	7,795	15,886
*	Corentec Co. Ltd.	1,215	6,742
	Cosmax, Inc.	2,632	297,776
*	Cosmecca Korea Co. Ltd.	1,659	96,531
*	CosmoAM&T Co. Ltd.	1,110	105,675
*	Cosmochemical Co. Ltd.	2,451	38,546
	Coway Co. Ltd.	14,826	678,287
	COWELL FASHION Co. Ltd.	2,738	5,174
	Cowintech Co. Ltd.	2,519	30,908
	CR Holdings Co. Ltd.	9,178	39,998
*	Creative & Innovative System	2,706	18,722
	Creverse, Inc.	1,783	21,435
*	CrystalGenomics Invites Co. Ltd.	5,410	9,785
	CS Wind Corp.	3,880	135,794
*	CTC BIO, Inc.	2,718	14,607
*	Cube Entertainment, Inc.	929	9,271
	Cuckoo Holdings Co. Ltd.	2,711	43,605
	Cuckoo Homesys Co. Ltd.	2,145	34,785
	Cymechs, Inc.	1,110	12,716
*	DA Technology Co. Ltd.	42,635	6,286
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	12,544
	Dae Won Kang Up Co. Ltd.	14,591	54,291
*	Daea TI Co. Ltd.	7,559	17,195
*	Daebo Magnetic Co. Ltd.	1,322	19,179
*	Daechang Co. Ltd.	20,114	19,235
	Daechang Forging Co. Ltd.	4,955	19,455
	Daedong Corp.	5,933	43,886
	Daeduck Co. Ltd.	8,124	37,988
	Daeduck Electronics Co. Ltd.	11,917	193,545

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	427	$43,717
	Daehan New Pharm Co. Ltd.	3,512	24,775
	Daehan Steel Co. Ltd.	6,129	52,288
*	Dae-Il Corp.	7,233	24,109
*	Daejoo Electronic Materials Co. Ltd.	372	32,121
	Daesang Corp.	7,766	138,079
	Daesang Holdings Co. Ltd.	5,349	36,451
*	Daesung Industrial Co. Ltd.	7,052	18,954
*	Daewon Cable Co. Ltd.	7,764	17,967
	Daewon Pharmaceutical Co. Ltd.	4,982	57,590
	Daewon San Up Co. Ltd.	5,358	24,337
*	Daewoo Engineering & Construction Co. Ltd.	60,935	185,543
	Daewoong Co. Ltd.	7,404	116,709
	Daewoong Pharmaceutical Co. Ltd.	1,453	132,218
	Daihan Pharmaceutical Co. Ltd.	2,113	43,327
	Daishin Securities Co. Ltd.	13,391	164,468
*	Danal Co. Ltd.	19,693	56,177
	Daol Investment & Securities Co. Ltd.	15,202	35,174
	Daou Data Corp.	5,550	47,445
	Daou Technology, Inc.	9,243	125,334
*	Dasan Networks, Inc.	12,735	34,780
*	Dawonsys Co. Ltd.	2,472	19,793
	DB Financial Investment Co. Ltd.	14,665	47,333
	DB HiTek Co. Ltd.	11,559	460,336
	DB Insurance Co. Ltd.	17,100	1,381,631
*	DB, Inc.	39,902	34,047
*	Dear U Co. Ltd.	2,552	45,721
	Dentium Co. Ltd.	2,333	159,682
	Deutsch Motors, Inc.	7,502	25,882
	Device ENG Co. Ltd.	1,766	19,097
*	Dexter Studios Co. Ltd.	5,271	22,776
	DGB Financial Group, Inc.	55,226	328,362
	DI Dong Il Corp.	3,551	76,210
	Digital Daesung Co. Ltd.	6,676	33,418
*	DIO Corp.	2,583	36,400
*	DK Tech Co. Ltd.	3,342	28,067
	DL E&C Co. Ltd.	12,018	309,119
	DL Holdings Co. Ltd.	4,437	182,503
*††	DMOA Co. Ltd.	728	3,729
	DMS Co. Ltd.	5,594	23,121
	DN Automotive Corp.	822	54,734
	Dohwa Engineering Co. Ltd.	3,950	22,466
	Dong-A Socio Holdings Co. Ltd.	952	77,116
	Dong-A ST Co. Ltd.	1,690	87,878
	Dongbang Transport Logistics Co. Ltd.	18,539	43,724
	Dongjin Semichem Co. Ltd.	11,185	297,357
	Dongkoo Bio & Pharma Co. Ltd.	5,343	28,701
	DongKook Pharmaceutical Co. Ltd.	8,078	103,947
	Dongkuk Holdings Co. Ltd.	8,416	50,926
	Dongkuk Industries Co. Ltd.	8,871	37,067
	Dongkuk Steel Mill Co. Ltd.	14,318	94,175
*	Dongkuk Structures & Construction Co. Ltd.	8,234	16,293
	Dongsuh Cos., Inc.	7,112	96,737
	Dongsung Chemical Co. Ltd.	10,932	34,250
	Dongsung Finetec Co. Ltd.	4,233	41,868
*	Dongwha Enterprise Co. Ltd.	1,557	15,519
	Dongwha Pharm Co. Ltd.	7,024	42,613
	Dongwon Development Co. Ltd.	20,451	40,407
	Dongwon F&B Co. Ltd.	2,490	75,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	1,698	$53,669
	Dongwoon Anatech Co. Ltd.	3,845	54,010
	Dongyang E&P, Inc.	2,542	34,688
	Doosan Bobcat, Inc.	17,869	540,791
	Doosan Co. Ltd.	3,050	391,160
*	Doosan Enerbility Co. Ltd.	54,825	755,089
*	Doosan Fuel Cell Co. Ltd.	3,564	52,463
	Doosan Tesna, Inc.	4,201	123,016
	DoubleUGames Co. Ltd.	4,387	148,682
	Douzone Bizon Co. Ltd.	5,276	236,307
*	Dream Security Co. Ltd.	7,102	14,481
	Dreamtech Co. Ltd.	13,977	92,394
*	DSK Co. Ltd.	1,748	7,938
	Duck Yang Industry Co. Ltd.	7,097	19,949
*	Duk San Neolux Co. Ltd.	1,910	48,077
	DY Corp.	6,599	24,911
	DY POWER Corp.	2,787	28,171
	E1 Corp.	816	45,084
	Easy Bio, Inc.	3,339	10,863
	Easy Holdings Co. Ltd.	13,163	27,555
*	Echo Marketing, Inc.	5,179	40,953
	Ecoplastic Corp.	11,411	30,149
*	Ecopro BM Co. Ltd.	1,140	151,357
*	Ecopro Co. Ltd.	3,011	204,692
	Ecopro HN Co. Ltd.	3,233	123,189
	Elensys Co. Ltd.	4,116	16,004
	Elentec Co. Ltd.	4,988	28,081
	E-MART, Inc.	7,008	308,959
*	EMKOREA Co. Ltd.	2,739	4,573
*	EMRO, Inc.	2,160	81,178
*	Enchem Co. Ltd.	429	54,887
	ENF Technology Co. Ltd.	3,528	70,008
*	Enzychem Lifesciences Corp.	33,378	39,883
	Eo Technics Co. Ltd.	650	84,111
*††	E-TRON Co. Ltd.	77,989	2,124
*	Eubiologics Co. Ltd.	1,566	12,882
	Eugene Corp.	21,899	57,757
	Eugene Investment & Securities Co. Ltd.	37,902	130,151
	Eugene Technology Co. Ltd.	1,768	59,457
*	EV Advanced Material Co. Ltd.	13,442	20,632
*	E-World	14,366	20,063
*	Exem Co. Ltd.	11,150	16,638
	Exicon Co. Ltd.	1,331	17,916
	F&F Co. Ltd.	4,168	175,830
	FarmStory Co. Ltd.	18,064	19,577
	Fila Holdings Corp.	13,485	423,348
*	Fine M-Tec Co. Ltd.	6,951	40,125
	Fine Semitech Corp.	1,728	37,805
*	Foosung Co. Ltd.	7,102	32,811
	Gabia, Inc.	2,918	30,000
*	GAEASOFT	3,889	26,815
*	GAMSUNG Corp. Co. Ltd.	23,154	58,625
*	Gaon Cable Co. Ltd.	1,845	56,402
	GC Cell Corp.	2,484	57,115
*	GeneOne Life Science, Inc.	13,833	31,784
*	Genexine, Inc.	9,960	51,365
	Geumhwa PSC Co. Ltd.	533	9,889
	Global Standard Technology Co. Ltd.	4,658	58,221
*	Global Tax Free Co. Ltd.	6,739	20,138

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GnBS eco Co. Ltd.	2,562	$7,539
	GOLFZON Co. Ltd.	1,513	81,220
	Golfzon Newdin Holdings Co. Ltd.	8,068	21,682
	Gradiant Corp.	3,293	30,056
	Grand Korea Leisure Co. Ltd.	9,886	86,876
	Green Chemical Co. Ltd.	2,052	10,439
	Green Cross Corp.	1,359	132,766
	Green Cross Holdings Corp.	10,179	113,198
	Green Cross Wellbeing Corp.	2,681	16,245
*	GS Engineering & Construction Corp.	26,346	381,815
	GS Global Corp.	25,862	64,437
	GS Holdings Corp. (078930 KS)	18,375	657,811
	GS Retail Co. Ltd.	16,560	256,595
	Gwangju Shinsegae Co. Ltd.	1,845	39,281
	HAESUNG DS Co. Ltd.	3,675	97,780
	Haesung Industrial Co. Ltd.	5,401	29,979
	Han Kuk Carbon Co. Ltd.	8,431	75,698
	Hana Financial Group, Inc.	78,949	3,740,448
	Hana Materials, Inc.	2,794	103,056
	Hana Micron, Inc.	16,279	231,806
	Hana Pharm Co. Ltd.	4,477	40,699
	Hana Tour Service, Inc.	3,782	140,202
*	Hanall Biopharma Co. Ltd.	2,003	51,927
	Hancom, Inc.	2,465	33,981
	Handok, Inc.	3,747	43,040
	Handsome Co. Ltd.	5,467	69,557
	Hanil Cement Co. Ltd.	3,876	41,136
	Hanil Feed Co. Ltd.	5,105	16,932
	Hanil Holdings Co. Ltd.	2,428	24,242
	Hanil Hyundai Cement Co. Ltd.	1,301	14,492
	Hanjin Kal Corp.	3,465	175,369
	Hanjin Transportation Co. Ltd.	3,824	53,896
	Hankook Shell Oil Co. Ltd.	239	59,540
	Hankook Tire & Technology Co. Ltd.	20,755	677,769
	Hanmi Pharm Co. Ltd.	1,449	306,106
	Hanmi Science Co. Ltd.	1,302	29,524
	Hanmi Semiconductor Co. Ltd.	2,598	250,254
	HanmiGlobal Co. Ltd.	2,624	34,034
	Hannong Chemicals, Inc.	1,763	17,107
	Hanon Systems	9,442	30,712
	Hansae Co. Ltd.	5,784	83,077
	Hanshin Machinery Co.	5,629	16,923
	Hansol Chemical Co. Ltd.	2,668	318,819
	Hansol Holdings Co. Ltd.	13,497	26,140
*	Hansol IONES Co. Ltd.	3,514	28,892
	Hansol Paper Co. Ltd.	6,734	50,354
	Hansol Technics Co. Ltd.	10,714	39,733
*	Hansung Cleantech Co. Ltd.	7,968	12,216
	Hanwha Aerospace Co. Ltd.	4,754	997,510
*	Hanwha Engine	3,985	41,758
*	Hanwha Galleria Corp.	40,145	35,305
	Hanwha General Insurance Co. Ltd.	23,935	98,446
*	Hanwha Investment & Securities Co. Ltd.	57,776	158,883
	Hanwha Life Insurance Co. Ltd.	74,932	170,464
	Hanwha Solutions Corp.	28,263	513,603
	Hanwha Systems Co. Ltd.	6,537	90,023
*	Hanyang Digitech Co. Ltd.	1,978	26,826
	Hanyang Eng Co. Ltd.	4,895	66,032
	Hanyang Securities Co. Ltd.	4,400	48,884

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Co. Ltd.	15,284	$33,663
	Harim Holdings Co. Ltd.	16,285	69,849
	HB SOLUTION Co. Ltd.	5,300	20,822
	HB Technology Co. Ltd.	17,310	42,880
	HD Hyundai Co. Ltd.	13,538	829,628
	HD Hyundai Construction Equipment Co. Ltd.	4,286	186,062
	HD Hyundai Electric Co. Ltd.	3,703	837,958
*	HD Hyundai Heavy Industries Co. Ltd.	408	63,051
	HD Hyundai Infracore Co. Ltd.	49,004	285,472
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,144	780,322
	HDC Holdings Co. Ltd.	10,850	78,805
	HDC Hyundai Development Co-Engineering & Construction, Class E	14,687	246,376
	Hecto Financial Co. Ltd.	915	12,624
	Hecto Innovation Co. Ltd.	2,233	21,285
*	Helixmith Co. Ltd.	9,323	28,056
*	Heung-A Shipping Co. Ltd.	14,992	26,125
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	27,141
#	HFR, Inc.	2,731	22,984
	Hite Jinro Co. Ltd.	11,359	172,363
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	11,900
	HK inno N Corp.	4,514	130,420
	HL Holdings Corp.	2,887	70,149
	HL Mando Co. Ltd.	12,067	344,227
*	HLB Biostep Co. Ltd.	7,319	13,478
*	HLB Life Science Co. Ltd.	162	1,255
*	HLB Therapeutics Co. Ltd.	4,839	30,313
*	HLB, Inc.	4,201	249,519
	HMM Co. Ltd.	32,102	426,976
	Home Center Holdings Co. Ltd.	32,105	25,080
*	Homecast Co. Ltd.	4,246	9,456
	Hotel Shilla Co. Ltd.	6,892	251,565
*	HS Hyosung Corp.	550	25,482
	HS Industries Co. Ltd.	16,147	46,796
*	Hugel, Inc.	932	166,890
*	Humasis Co. Ltd.	17,651	22,837
*	Humedix Co. Ltd.	2,688	67,970
	Huons Co. Ltd.	2,307	54,866
	Huons Global Co. Ltd.	2,411	43,816
	Husteel Co. Ltd.	10,980	35,441
	Huvitz Co. Ltd.	2,773	21,670
	Hwa Shin Co. Ltd.	5,887	46,350
	Hwaseung Enterprise Co. Ltd.	4,866	28,515
	HYBE Co. Ltd.	631	81,168
	Hy-Lok Corp.	2,141	43,660
	Hyosung Advanced Materials Corp., Class C	905	206,817
	Hyosung Corp.	2,470	82,735
	Hyosung Heavy Industries Corp.	1,109	251,731
	Hyosung TNC Corp.	1,009	222,447
	Hyundai Autoever Corp.	1,505	181,130
	Hyundai Bioland Co. Ltd.	5,552	20,872
*	Hyundai BNG Steel Co. Ltd.	4,399	50,024
	Hyundai Corp.	3,245	50,489
	Hyundai Department Store Co. Ltd.	4,834	166,082
	Hyundai Elevator Co. Ltd.	3,641	113,621
	Hyundai Engineering & Construction Co. Ltd.	19,376	473,413
	Hyundai Ezwel Co. Ltd.	7,079	28,849
	Hyundai Futurenet Co. Ltd.	15,058	41,794
	Hyundai GF Holdings	13,661	43,480
	Hyundai Glovis Co. Ltd.	11,710	1,042,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Green Food	5,169	$47,412
	Hyundai Home Shopping Network Corp.	2,773	98,533
*	Hyundai Livart Furniture Co. Ltd.	5,250	38,151
	Hyundai Marine & Fire Insurance Co. Ltd.	21,527	566,483
*	Hyundai Mipo Dockyard Co. Ltd.	2,119	182,294
	Hyundai Mobis Co. Ltd.	6,233	1,008,438
	Hyundai Motor Co.	21,697	3,954,276
	Hyundai Motor Securities Co. Ltd.	8,272	53,840
	Hyundai Movex Co. Ltd.	9,643	20,250
	Hyundai Rotem Co. Ltd.	19,617	699,312
	Hyundai Steel Co.	21,736	439,823
	Hyundai Wia Corp.	5,332	204,979
	HyVision System, Inc.	3,825	58,018
	i3system, Inc.	1,777	42,823
*	ICD Co. Ltd.	3,937	19,272
	iFamilySC Co. Ltd.	1,513	36,111
*	Il Dong Pharmaceutical Co. Ltd.	1,020	10,334
	Iljin Diamond Co. Ltd.	1,872	20,471
	Iljin Electric Co. Ltd.	4,071	68,151
	Iljin Holdings Co. Ltd.	11,581	33,409
*	Iljin Hysolus Co. Ltd.	1,089	17,093
	Iljin Power Co. Ltd.	3,680	29,649
	Ilshin Spinning Co. Ltd.	7,661	45,801
	Ilsung Pharmaceuticals Co. Ltd.	2,101	26,859
	Ilyang Pharmaceutical Co. Ltd.	3,819	38,758
	iMarketKorea, Inc.	6,839	42,995
	InBody Co. Ltd.	3,729	65,357
	Industrial Bank of Korea	79,742	813,674
	Innocean Worldwide, Inc.	7,233	103,924
	InnoWireless Co. Ltd.	1,320	19,291
	Innox Advanced Materials Co. Ltd.	4,552	100,139
*	Inscobee, Inc.	9,978	7,222
*	Insun ENT Co. Ltd.	6,057	28,671
*	Insung Information Co. Ltd.	13,647	22,762
	Intellian Technologies, Inc.	1,186	46,809
	Intelligent Digital Integrated Security Co. Ltd.	1,720	20,877
*	Interflex Co. Ltd.	4,142	38,240
††	Interojo Co. Ltd.	2,267	30,751
	INTOPS Co. Ltd.	5,178	83,174
	IS Dongseo Co. Ltd.	5,001	89,714
	ISC Co. Ltd.	1,515	55,101
	i-SENS, Inc.	2,545	34,604
*	ISU Chemical Co. Ltd.	2,000	12,972
*	ISU Specialty Chemical	2,450	62,548
	IsuPetasys Co. Ltd.	10,925	365,223
*	ITEK, Inc.	2,956	16,000
*	Jahwa Electronics Co. Ltd.	1,837	27,702
	JB Financial Group Co. Ltd.	38,423	405,630
	Jeil Pharmaceutical Co. Ltd.	506	5,638
*	Jeju Air Co. Ltd.	11,526	80,715
	Jeju Bank	2,258	16,357
*	Jeju Semiconductor Corp.	5,017	58,045
*	Jin Air Co. Ltd.	7,338	56,171
	Jinsung T.E.C.	4,387	29,699
*	JNK Global Co. Ltd.	4,478	12,396
*	JoyCity Corp.	4,539	6,936
	JS Corp.	1,168	13,050
	Jusung Engineering Co. Ltd.	2,184	45,926
	JVM Co. Ltd.	1,746	29,622

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Holdings Corp.	15,506	$36,350
	JW Life Science Corp.	3,481	30,143
	JW Pharmaceutical Corp.	4,746	110,425
	JYP Entertainment Corp.	7,665	323,009
	K Car Co. Ltd.	3,630	33,882
	Kakao Corp.	9,934	285,474
*	Kakao Games Corp.	6,727	91,700
	KakaoBank Corp.	5,311	83,419
*	Kakaopay Corp.	1,938	35,935
	Kangwon Land, Inc.	24,348	256,718
	KAON Group Co. Ltd.	7,668	26,565
	KB Financial Group, Inc. (105560 KS)	44,152	2,854,253
	KC Co. Ltd.	3,354	50,193
	KC Tech Co. Ltd.	2,444	77,934
	KCC Corp.	1,174	283,318
	KCC Glass Corp.	3,384	103,269
	KCTC	9,076	37,981
	KEC Corp.	42,024	35,722
*	Kencoa Aerospace Co.	2,104	16,087
	KEPCO Engineering & Construction Co., Inc.	1,021	56,790
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	248,068
*	KEYEAST Co. Ltd.	1,642	6,056
	KG Chemical Corp.	11,263	37,388
	KG Dongbusteel	11,196	51,558
	KG Eco Solution Co. Ltd.	6,980	34,778
*††	KG Mobility Co.	17,306	75,791
	Kginicis Co. Ltd.	6,812	51,291
	KGMobilians Co. Ltd.	4,597	16,623
	KH Vatec Co. Ltd.	6,186	53,516
	Kia Corp.	41,634	3,416,346
*	Kib Plug Energy	105,049	44,232
	KINX, Inc.	903	49,325
	KISCO Holdings Co. Ltd.	3,626	52,221
	KISWIRE Ltd.	3,251	47,496
	KIWOOM Securities Co. Ltd.	5,364	521,369
*	KMW Co. Ltd.	3,215	29,027
*	KNJ Co. Ltd.	2,770	38,765
*	KNW Co. Ltd.	4,264	18,955
*	KoBioLabs, Inc.	2,072	11,815
	Koentec Co. Ltd.	7,585	39,567
	Koh Young Technology, Inc.	7,420	62,920
	Kolmar BNH Co. Ltd.	3,110	38,310
	Kolmar Holdings Co. Ltd.	6,530	40,500
	Kolmar Korea Co. Ltd.	4,542	214,645
	Kolon Corp.	2,068	23,729
	Kolon Enp, Inc.	4,673	23,531
	Kolon Global Corp.	1,687	12,690
	Kolon Industries, Inc.	7,075	191,793
	Kolon Mobility Group Corp.	5,595	11,221
	KoMiCo Ltd.	2,082	114,596
	KONA I Co. Ltd.	2,045	22,404
	Korea Aerospace Industries Ltd.	13,495	560,873
	Korea Airport Service Co. Ltd.	463	25,809
	Korea Alcohol Industrial Co. Ltd.	4,299	31,788
	Korea Asset In Trust Co. Ltd.	27,831	61,512
	Korea Cast Iron Pipe Industries Co. Ltd.	3,197	15,453
*	Korea Circuit Co. Ltd.	5,045	47,192
*	Korea District Heating Corp.	321	11,154
*	Korea Electric Power Corp. (015760 KS)	17,476	252,206

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	$8,820
	Korea Electric Terminal Co. Ltd.	2,047	91,517
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	48,576
	Korea Fuel-Tech Corp.	5,317	20,199
*	Korea Gas Corp.	4,136	134,355
*	Korea Information & Communications Co. Ltd.	5,701	35,330
	Korea Information Certificate Authority, Inc.	8,779	26,753
	Korea Investment Holdings Co. Ltd.	11,893	638,967
*	Korea Line Corp.	66,690	104,825
	Korea Movenex Co. Ltd.	8,143	24,734
	Korea Petrochemical Ind Co. Ltd.	1,452	120,940
	Korea Petroleum Industries Co.	2,315	33,853
	Korea Ratings Corp.	531	33,456
	Korea Real Estate Investment & Trust Co. Ltd.	84,256	63,557
	Korea United Pharm, Inc.	2,941	49,433
	Korea Zinc Co. Ltd.	1,024	363,056
	Korean Air Lines Co. Ltd.	53,766	835,604
	Korean Reinsurance Co.	43,728	263,741
*	KOSES Co. Ltd.	2,548	20,646
	KPX Chemical Co. Ltd.	807	28,073
*	Krafton, Inc.	3,666	790,457
	KSS LINE Ltd.	6,720	41,500
*	Kt alpha Co. Ltd.	3,225	10,873
	KT Corp. (030200 KS)	2,588	75,366
	KT Corp. (KT US), Sponsored ADR	2,500	36,425
	KT Skylife Co. Ltd.	11,182	40,911
	KT&G Corp.	19,146	1,305,218
	KTCS Corp.	8,939	20,309
	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,318
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	929
*	Kum Yang Co. Ltd.	1,290	63,999
*	Kumho HT, Inc.	44,811	19,854
	Kumho Petrochemical Co. Ltd.	7,201	730,412
*	Kumho Tire Co., Inc.	35,531	132,802
	Kumkang Kind Co. Ltd.	6,650	24,895
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	54,210
	Kwang Myung Electric Co. Ltd.	8,120	12,132
*	Kwangmu Co. Ltd.	6,645	19,606
	Kyeryong Construction Industrial Co. Ltd.	3,546	39,350
	Kyobo Securities Co. Ltd.	10,077	37,538
	Kyongbo Pharmaceutical Co. Ltd.	2,038	11,013
	Kyung Dong Navien Co. Ltd.	2,274	94,996
	Kyungdong Pharm Co. Ltd.	4,514	22,859
	Kyung-In Synthetic Corp.	9,161	22,621
	L&C Bio Co. Ltd.	1,510	22,442
*	L&F Co. Ltd.	800	66,910
*	LabGenomics Co. Ltd.	16,122	31,485
*	Lake Materials Co. Ltd.	14,181	165,474
*	LB Semicon, Inc.	13,039	52,425
	LEENO Industrial, Inc.	2,474	364,197
	LF Corp.	5,783	61,050
	LG Chem Ltd.	4,313	969,925
	LG Corp.	10,721	683,701
*	LG Display Co. Ltd. (034220 KS)	79,996	656,675
	LG Electronics, Inc.	40,535	3,086,767
	LG H&H Co. Ltd.	2,684	690,467
	LG HelloVision Co. Ltd.	12,252	25,289
	LG Innotek Co. Ltd.	5,024	943,583
	LG Uplus Corp.	83,752	612,568

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LIG Nex1 Co. Ltd.	3,197	$464,804
*	LigaChem Biosciences, Inc.	458	28,329
	LOT Vacuum Co. Ltd.	3,137	29,186
	Lotte Chemical Corp.	4,879	361,567
	Lotte Chilsung Beverage Co. Ltd.	1,425	147,872
	Lotte Corp.	8,079	145,756
	Lotte Energy Materials Corp.	1,777	50,137
	LOTTE Fine Chemical Co. Ltd.	7,901	268,328
*	Lotte Innovate Co. Ltd.	1,292	24,414
*	Lotte Non-Life Insurance Co. Ltd.	18,622	38,328
	Lotte Rental Co. Ltd.	2,469	54,176
	Lotte Shopping Co. Ltd.	3,331	150,487
	Lotte Wellfood Co. Ltd.	981	128,536
	LS Corp.	5,733	486,242
	LS Eco Energy Ltd.	2,218	44,984
	LS Electric Co. Ltd.	3,890	523,650
	LS Marine Solution Co. Ltd.	2,930	43,106
*	LVMC Holdings	27,400	47,504
	LX Hausys Ltd.	2,198	75,026
	LX Holdings Corp.	15,428	80,036
	LX International Corp.	11,331	254,143
	LX Semicon Co. Ltd.	3,834	210,165
	M.I.Tech Co. Ltd.	4,570	22,290
	Macquarie Korea Infrastructure Fund	58,409	522,561
	Macrogen, Inc.	1,886	29,342
	Maeil Dairies Co. Ltd.	1,216	37,577
	MAKUS, Inc.	2,994	21,265
	Mcnex Co. Ltd.	4,549	69,495
*	MDS Tech, Inc.	11,348	10,354
	Mediana Co. Ltd.	4,522	19,336
*	Medipost Co. Ltd.	5,303	25,299
	Medytox, Inc.	563	71,054
	Meerecompany, Inc.	1,073	16,192
	MegaStudy Co. Ltd.	3,852	31,353
	MegaStudyEdu Co. Ltd.	2,801	106,574
	Meritz Financial Group, Inc.	20,714	1,276,721
	META BIOMED Co. Ltd.	6,515	21,524
	Mgame Corp.	6,465	26,789
*	MiCo Ltd.	14,070	127,802
*	Mirae Asset Life Insurance Co. Ltd.	15,568	58,221
	Mirae Asset Securities Co. Ltd.	59,723	339,119
*	Mirae Asset Venture Investment Co. Ltd.	5,505	21,370
	Miwon Commercial Co. Ltd.	486	71,765
	Miwon Specialty Chemical Co. Ltd.	364	37,237
	MK Electron Co. Ltd.	6,706	45,792
*	MNTech Co. Ltd.	2,799	24,823
*	Mobase Electronics Co. Ltd.	7,183	10,013
	Modetour Network, Inc.	3,448	32,522
*	MONAYONGPYONG	11,122	28,616
	Motrex Co. Ltd.	5,962	49,506
	mPlus Corp.	2,590	22,422
	MS Autotech Co. Ltd.	9,660	27,697
	Multicampus Co. Ltd.	681	15,756
	Myoung Shin Industrial Co. Ltd.	11,186	107,242
	Namhae Chemical Corp.	6,477	33,262
*	Namsun Aluminum Co. Ltd.	32,959	37,571
*	Namuga Co. Ltd.	3,667	34,006
	Namyang Dairy Products Co. Ltd.	154	58,640
	Nasmedia Co. Ltd.	1,322	16,749

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Nature & Environment Co. Ltd.	6,226	$3,549
	Nature Holdings Co. Ltd.	3,144	28,123
	NAVER Corp.	4,137	527,643
	NCSoft Corp.	1,358	174,256
	NeoPharm Co. Ltd.	1,610	30,091
	Neowiz	2,506	37,940
*	Nepes Ark Corp.	2,189	30,082
*	NEPES Corp.	7,008	64,670
*	Neptune Co.	6,362	26,250
*Ω	Netmarble Corp.	5,283	245,588
	New Power Plasma Co. Ltd.	4,403	17,407
	Nexen Corp.	11,324	38,443
	Nexen Tire Corp.	16,094	90,911
*	Nexon Games Co. Ltd.	3,528	61,277
	NEXTIN, Inc.	2,385	97,924
	NH Investment & Securities Co. Ltd.	39,158	397,769
	NHN Corp.	6,412	89,942
	NHN KCP Corp.	8,252	49,727
	NICE Holdings Co. Ltd.	8,262	62,730
	Nice Information & Telecommunication, Inc.	2,572	37,855
	NICE Information Service Co. Ltd.	13,197	99,392
	NICE Total Cash Management Co. Ltd.	8,267	30,246
	Nong Shim Holdings Co. Ltd.	1,008	51,860
	NongShim Co. Ltd.	1,006	353,960
	NOVAREX Co. Ltd.	6,399	43,403
	NPC	3,679	11,276
	OCI Co. Ltd.	1,981	120,534
	OCI Holdings Co. Ltd.	4,957	266,551
	OptoElectronics Solutions Co. Ltd.	2,511	20,781
	Orion Corp.	8,104	519,305
	Orion Holdings Corp.	8,600	93,746
*††	Osung Advanced Materials Co. Ltd.	18,972	33,794
	Ottogi Corp.	594	188,737
	Pan Ocean Co. Ltd.	98,521	278,402
	Paradise Co. Ltd.	15,370	132,400
	Park Systems Corp.	1,564	189,445
	Partron Co. Ltd.	17,996	99,354
*	Pearl Abyss Corp.	1,230	38,182
*	People & Technology, Inc.	6,638	264,832
	PHA Co. Ltd.	1,572	13,578
	PharmaResearch Co. Ltd.	2,433	238,408
*	PharmGen Science, Inc.	6,209	24,037
*	Pharmicell Co. Ltd.	5,841	22,312
*	Philenergy Co. Ltd.	325	3,823
*	PI Advanced Materials Co. Ltd.	2,643	53,900
*	PonyLink Co. Ltd.	13,996	28,227
	Poongsan Corp.	8,819	376,192
	Poongsan Holdings Corp.	4,549	89,639
	Posco DX Co. Ltd.	8,609	182,518
	POSCO Future M Co. Ltd.	535	83,483
	POSCO Holdings, Inc. (005490 KS)	4,922	1,272,831
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	402,521
	Posco International Corp.	12,727	495,260
	Posco M-Tech Co. Ltd.	2,526	33,981
	POSCO Steeleon Co. Ltd.	587	18,633
*	Power Logics Co. Ltd.	8,132	36,884
	Protec Co. Ltd.	770	15,580
	PSK, Inc.	7,013	161,415
*	Rainbow Robotics	389	39,807

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ray Co. Ltd.	1,822	$14,678
*	Refine Co. Ltd.	2,820	23,664
	Reyon Pharmaceutical Co. Ltd.	2,120	21,622
	RFHIC Corp.	2,475	24,278
*	RFTech Co. Ltd.	7,456	19,096
	Rorze Systems Corp.	3,606	35,657
	S&S Tech Corp.	4,645	101,886
	S-1 Corp.	4,603	189,803
	Sajo Industries Co. Ltd.	1,127	38,194
	Sajodaerim Corp.	1,032	51,283
*	Sam Chun Dang Pharm Co. Ltd.	703	93,995
	Sam Young Electronics Co. Ltd.	5,658	37,614
	Sam Yung Trading Co. Ltd.	3,582	33,698
	Samchully Co. Ltd.	406	26,731
	SAMHWA Paints Industrial Co. Ltd.	2,439	14,086
	Samick THK Co. Ltd.	1,269	10,042
*	Samil Pharmaceutical Co. Ltd.	2,975	20,767
	Samji Electronics Co. Ltd.	1,661	10,518
	Samjin Pharmaceutical Co. Ltd.	1,687	23,626
*	Samkee Corp.	9,415	11,381
	Sammok S-Form Co. Ltd.	1,379	21,044
	SAMPYO Cement Co. Ltd.	17,261	45,156
*Ω	Samsung Biologics Co. Ltd.	859	589,351
	Samsung C&T Corp.	5,929	675,325
	Samsung Card Co. Ltd. (029780 KS)	8,585	263,550
*	Samsung E&A Co. Ltd.	46,320	967,523
	Samsung Electro-Mechanics Co. Ltd.	8,574	1,002,321
	Samsung Electronics Co. Ltd. (005930 KS)	428,290	26,409,312
	Samsung Fire & Marine Insurance Co. Ltd.	9,017	2,451,986
*	Samsung Heavy Industries Co. Ltd.	25,219	216,208
	Samsung Life Insurance Co. Ltd.	9,879	697,216
*	Samsung Pharmaceutical Co. Ltd.	13,829	16,428
	Samsung Publishing Co. Ltd.	1,330	16,326
	Samsung SDI Co. Ltd.	5,418	1,273,930
	Samsung SDS Co. Ltd.	3,989	431,653
	Samsung Securities Co. Ltd.	18,673	610,924
	SAMT Co. Ltd.	23,178	59,711
	Samwha Capacitor Co. Ltd.	3,391	108,280
	Samyang Corp.	1,345	48,486
	Samyang Foods Co. Ltd.	1,355	608,613
	Samyang Holdings Corp.	1,645	83,773
	Samyang Packaging Corp.	1,400	19,333
	Samyoung Co. Ltd.	12,236	33,859
	Sang-A Frontec Co. Ltd.	1,874	29,489
	Sangsin Energy Display Precision Co. Ltd.	2,886	26,754
	Saramin Co. Ltd.	2,978	38,957
	Satrec Initiative Co. Ltd.	226	7,026
*	SBI Investment Korea Co. Ltd.	16,771	9,768
*	S-Connect Co. Ltd.	26,290	22,920
*	SD Biosensor, Inc.	17,335	121,745
	SeAH Besteel Holdings Corp.	6,421	88,749
	SeAH Steel Corp.	668	61,702
	SeAH Steel Holdings Corp.	745	97,391
	Sebang Co. Ltd.	4,469	45,936
	Sebang Global Battery Co. Ltd.	3,462	233,428
	Seegene, Inc.	9,361	147,108
	Segyung Hitech Co. Ltd.	9,081	50,124
	Sejin Heavy Industries Co. Ltd.	4,786	31,613
	Sekonix Co. Ltd.	4,279	18,735

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seobu T&D	15,637	$76,066
	Seohee Construction Co. Ltd.	20,991	20,435
*	Seojin System Co. Ltd.	8,024	158,731
*	Seoul Auction Co. Ltd.	956	5,482
	Seoul City Gas Co. Ltd.	470	19,034
	Seoul Semiconductor Co. Ltd.	10,835	72,346
	Seoyon Co. Ltd.	5,803	35,221
	Seoyon E-Hwa Co. Ltd.	6,608	78,922
	SFA Engineering Corp.	5,048	93,423
*	SFA Semicon Co. Ltd.	13,844	48,200
	SGC Energy Co. Ltd.	3,081	60,786
	Shin Heung Energy & Electronics Co. Ltd.	7,365	40,100
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,249
	Shindaeyang Paper Co. Ltd.	3,739	14,869
	Shinhan Financial Group Co. Ltd. (055550 KS)	53,768	2,364,753
	Shinil Electronics Co. Ltd.	11,482	13,635
	Shinsegae International, Inc.	5,777	59,751
	Shinsegae, Inc.	2,621	290,634
	Shinsung Delta Tech Co. Ltd.	1,322	51,056
*	Shinsung E&G Co. Ltd.	27,321	36,934
	Shinyoung Securities Co. Ltd.	1,575	83,444
*	Showbox Corp.	13,902	37,367
	SIMPAC, Inc.	9,536	26,152
	Sindoh Co. Ltd.	2,160	58,806
	SJG Sejong	7,042	26,322
*	SK Biopharmaceuticals Co. Ltd.	527	33,103
*	SK Bioscience Co. Ltd.	1,853	75,209
	SK Chemicals Co. Ltd.	3,718	135,058
	SK Discovery Co. Ltd.	4,198	116,606
*	SK Eternix Co. Ltd.	2,361	30,239
	SK Gas Ltd.	1,006	130,972
	SK Hynix, Inc.	23,354	3,349,512
*Ω	SK IE Technology Co. Ltd.	1,834	50,275
*	SK Innovation Co. Ltd.	7,741	590,298
	SK Networks Co. Ltd.	39,724	134,832
*	SK oceanplant Co. Ltd.	5,219	48,429
	SK Securities Co. Ltd.	149,339	60,922
	SK Telecom Co. Ltd. (017670 KS)	10,872	430,194
	SK, Inc.	9,447	1,036,105
*	SKC Co. Ltd.	837	83,454
	SL Corp.	4,750	128,690
*	SM Culture & Contents Co. Ltd.	6,494	8,518
	SM Entertainment Co. Ltd.	2,842	146,492
*	SMEC Co. Ltd.	14,477	34,288
	SNT Dynamics Co. Ltd.	5,786	87,134
	SNT Holdings Co. Ltd.	2,300	39,126
	SNT Motiv Co. Ltd.	3,388	106,154
*	SOCAR, Inc.	2,283	32,363
	S-Oil Corp.	14,671	723,746
	Solid, Inc.	16,873	65,053
*	SOLUM Co. Ltd.	13,787	181,843
	Solus Advanced Materials Co. Ltd.	4,010	44,464
	Songwon Industrial Co. Ltd.	6,862	59,277
	Soop Co. Ltd.	2,716	205,138
	Soosan Heavy Industries Co. Ltd.	11,049	17,218
	Soosan Industries Co. Ltd.	874	14,251
	Soulbrain Co. Ltd.	1,008	194,764
	Soulbrain Holdings Co. Ltd.	1,494	60,028
	SPC Samlip Co. Ltd.	717	28,494

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SPG Co. Ltd.	1,751	$30,162
	Spigen Korea Co. Ltd.	885	18,109
	ST Pharm Co. Ltd.	1,525	99,447
	STIC Investments, Inc.	8,272	60,333
	Straffic Co. Ltd.	6,956	18,702
*	Studio Dragon Corp.	4,551	125,614
*	STX Heavy Industries Co. Ltd.	2,344	39,394
*	Sugentech, Inc.	3,127	14,647
	Suheung Co. Ltd.	1,837	25,765
*	Sukgyung AT Co. Ltd.	288	10,156
	Sung Kwang Bend Co. Ltd.	7,140	74,528
*	Sungchang Enterprise Holdings Ltd.	23,155	28,222
*	Sungeel Hitech Co. Ltd.	326	14,481
	Sungshin Cement Co. Ltd.	6,391	42,364
	Sungwoo Hitech Co. Ltd.	18,816	103,841
	Sunjin Co. Ltd.	4,911	24,538
*	Suprema, Inc.	1,173	22,183
*	SY Co. Ltd.	8,899	32,035
*	Synergy Innovation Co. Ltd.	8,459	16,221
*	Synopex, Inc.	34,168	285,577
	Systems Technology, Inc.	920	19,279
	T&L Co. Ltd.	1,411	62,490
	Taekwang Industrial Co. Ltd.	130	57,379
	Taekyung BK Co. Ltd.	4,406	15,886
*††	Taewoong Co. Ltd.	5,246	62,565
*	Taihan Electric Wire Co. Ltd.	6,549	65,913
	TCC Steel	536	14,453
	TechWing, Inc.	1,216	48,714
	Telechips, Inc.	1,469	18,729
	TES Co. Ltd.	2,411	36,726
*	Theragen Etex Co. Ltd.	6,072	17,386
*	Thinkware Systems Corp.	2,160	18,969
	TK Corp.	5,311	63,095
	TKG Huchems Co. Ltd.	6,540	90,892
	TLB Co. Ltd.	1,781	25,236
	Tokai Carbon Korea Co. Ltd.	1,792	149,390
	Tongyang Life Insurance Co. Ltd.	18,908	109,579
	Tongyang, Inc.	65,030	39,988
	Toptec Co. Ltd.	7,951	40,598
	Tovis Co. Ltd.	3,286	46,884
	TS Corp.	24,800	55,593
*	Tuksu Construction Co. Ltd.	2,985	16,215
	TYM Corp.	14,189	36,036
	UBCare Co. Ltd.	3,040	9,760
	Ubiquoss Holdings, Inc.	1,495	11,347
	Ubiquoss, Inc.	3,139	33,636
	Ubivelox, Inc.	1,688	9,940
	Uju Electronics Co. Ltd.	1,734	18,074
*	Uni-Chem Co. Ltd.	14,391	16,314
	Unid Co. Ltd.	1,619	101,646
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	39,291
	Uniquest Corp.	3,004	11,796
*	Unison Co. Ltd.	10,975	6,006
	UniTest, Inc.	5,144	45,547
	Unitrontech Co. Ltd.	5,684	24,238
	Value Added Technology Co. Ltd.	2,552	47,848
*	Viatron Technologies, Inc.	3,044	16,663
*	VICTEK Co. Ltd.	3,660	13,057
*††	Vidente Co. Ltd.	10,155	4,595

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Vieworks Co. Ltd.	1,617	$31,038
*	Vina Tech Co. Ltd.	611	18,726
	Vitzro Tech Co. Ltd.	5,265	31,292
	Vitzrocell Co. Ltd.	3,926	57,392
*	VM, Inc.	1,417	12,248
*	VT Co. Ltd.	6,333	160,640
	Webcash Corp.	4,606	26,617
	Webzen, Inc.	3,574	44,899
*	Wellbiotec Co. Ltd.	1,524	603
*	Wemade Max Co. Ltd.	1,113	7,785
	Whanin Pharmaceutical Co. Ltd.	3,091	32,322
	Wins Co. Ltd.	2,493	24,629
	WiSoL Co. Ltd.	9,528	50,018
*	Wonik Holdings Co. Ltd.	19,365	45,294
*	WONIK IPS Co. Ltd.	2,500	69,353
	Wonik Materials Co. Ltd.	2,336	54,202
	Wonik QnC Corp.	5,520	124,840
	Woojin, Inc.	3,421	21,691
*	Woongjin Thinkbig Co. Ltd.	20,812	28,058
*	Wooree Bio Co. Ltd.	9,625	36,075
	Woori Financial Group, Inc. (316140 KS)	169,032	1,945,595
#*	Woori Technology Investment Co. Ltd.	11,066	68,485
*	Woori Technology, Inc.	18,484	32,026
	Woory Industrial Co. Ltd.	1,139	11,174
*	Woosu AMS Co. Ltd.	14,904	33,394
	Worldex Industry & Trading Co. Ltd.	3,860	66,470
*	Wysiwyg Studios Co. Ltd.	6,860	7,794
	Y G-1 Co. Ltd.	4,757	19,748
*	Y2 Solution Co. Ltd.	2,386	5,076
*	YC Corp.	4,798	65,826
	Y-entec Co. Ltd.	1,858	9,723
	Yesco Holdings Co. Ltd.	837	26,134
	YG Entertainment, Inc.	3,147	88,228
*	YG PLUS	10,461	24,239
	Youlchon Chemical Co. Ltd.	974	17,456
	Young Poong Corp.	186	42,750
	Young Poong Precision Corp.	5,214	39,178
	Youngone Corp.	8,569	243,549
	Youngone Holdings Co. Ltd.	1,902	112,610
	Yuanta Securities Korea Co. Ltd.	36,476	79,815
	Yuhan Corp.	1,842	126,879
*	Yungjin Pharmaceutical Co. Ltd.	5,170	9,575
	Zeus Co. Ltd.	2,969	31,932
	Zinus, Inc.	3,852	41,973
TOTAL SOUTH KOREA			150,806,053
SPAIN — (1.6%)
	Acciona SA	7,914	1,025,999
	Acerinox SA	53,927	566,637
	ACS Actividades de Construccion y Servicios SA	59,013	2,636,505
Ω	Aedas Homes SA	3,787	95,115
Ω	Aena SME SA	9,390	1,784,087
	Alantra Partners SA	903	8,057
	Almirall SA	22,039	219,704
	Amadeus IT Group SA	50,405	3,319,715
*	Amper SA	307,545	32,293
	Atresmedia Corp. de Medios de Comunicacion SA	28,048	141,809
*	Audax Renovables SA	24,602	48,630
	Azkoyen SA	5,948	40,918

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	764,346	$8,011,269
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	26,576	280,111
	Banco de Sabadell SA	2,217,543	4,679,558
	Banco Santander SA (SAN SM)	902,266	4,352,665
*	Banco Santander SA (SAN* MM)	117,268	560,186
	Bankinter SA	249,148	2,128,085
	CaixaBank SA	500,249	2,917,571
Ω	Cellnex Telecom SA	29,534	1,030,049
	Cia de Distribucion Integral Logista Holdings SA	24,479	724,925
	CIE Automotive SA	13,958	407,705
	Construcciones y Auxiliar de Ferrocarriles SA	6,706	253,885
	Corp. ACCIONA Energias Renovables SA	6,043	127,628
*	Distribuidora Internacional de Alimentacion SA	1,842,663	25,327
	Ebro Foods SA	10,299	178,585
*	eDreams ODIGEO SA	9,854	71,945
	Elecnor SA	14,743	319,798
	Enagas SA	46,845	702,298
*	Ence Energia y Celulosa SA	51,136	179,656
	Endesa SA	42,254	819,905
	Ercros SA	51,076	214,063
	Faes Farma SA	118,202	452,518
	Ferrovial SE	15,206	604,678
	Fluidra SA	13,851	308,583
Ω	Gestamp Automocion SA	64,750	187,794
Ω	Global Dominion Access SA	32,070	104,749
*	Grenergy Renovables SA	272	10,287
*	Grifols SA	54,589	551,379
	Grupo Catalana Occidente SA	12,585	544,081
	Grupo Empresarial San Jose SA	5,388	26,015
	Iberdrola SA	197,270	2,605,579
	Indra Sistemas SA	57,643	1,155,978
	Industria de Diseno Textil SA	83,927	4,077,917
	Laboratorio Reig Jofre SA	2,585	7,862
	Laboratorios Farmaceuticos Rovi SA	9,177	882,958
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	56,793
	Mapfre SA	282,497	684,612
	Melia Hotels International SA	40,961	313,631
	Miquel y Costas & Miquel SA	8,269	113,986
#	Naturgy Energy Group SA	16,058	386,737
Ω	Neinor Homes SA	7,810	109,875
#*	Obrascon Huarte Lain SA	86,456	30,013
	Pharma Mar SA	1,111	46,721
*	Promotora de Informaciones SA, Class A	69,984	26,166
Ω	Prosegur Cash SA	58,546	33,765
	Realia Business SA	44,100	46,880
	Redeia Corp. SA	61,860	1,098,317
	Repsol SA (REP SM)	287,065	4,094,385
	Sacyr SA	170,316	601,723
*	Solaria Energia y Medio Ambiente SA	21,338	254,814
Ω	Talgo SA	17,400	78,880
*	Tecnicas Reunidas SA	14,223	177,445
#	Telefonica SA (TEF SM)	954,068	4,321,203
#	Telefonica SA (TEF US), Sponsored ADR	48,435	219,895
	Tubacex SA	50,759	158,006
#*	Tubos Reunidos SA	19,513	13,449
Ω	Unicaja Banco SA	497,051	669,039
	Vidrala SA	7,736	805,104
	Viscofan SA	15,694	1,046,442
TOTAL SPAIN			64,812,942

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.0%)
	AAK AB	11,985	$344,893
Ω	AcadeMedia AB	33,500	172,202
	AddLife AB, Class B	26,012	381,384
	Addnode Group AB	27,168	269,997
	AddTech AB, Class B	28,906	932,764
	AFRY AB	28,842	522,787
	Alfa Laval AB	8,084	357,442
Ω	Alimak Group AB	18,925	200,630
	Alleima AB	89,889	653,220
	Alligo AB, Class B	10,505	138,216
Ω	Ambea AB	33,443	249,318
*	Annehem Fastigheter AB, Class B	23,136	41,798
	AQ Group AB	22,705	302,422
	Arise AB	10,752	52,673
	Arjo AB, Class B	77,927	302,018
	Assa Abloy AB, Class B	23,784	724,325
	Atlas Copco AB (ATCOA SS), Class A	180,663	3,215,378
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,572,164
	Atrium Ljungberg AB, Class B	10,829	231,626
Ω	Attendo AB	40,117	175,524
#	Avanza Bank Holding AB	29,591	664,727
	Axfood AB	17,325	429,689
	Beijer Alma AB	12,926	264,860
#	Beijer Ref AB	23,181	368,106
	Bergman & Beving AB	11,723	347,129
	Betsson AB, Class B	52,606	626,164
#*	Better Collective AS	8,264	189,251
*	BHG Group AB	47,590	70,232
	Bilia AB, Class A	26,527	330,172
	Billerud Aktiebolag	56,607	570,009
	BioGaia AB, Class B	22,623	269,630
	Biotage AB	11,611	217,457
	Bjorn Borg AB	5,162	28,456
	Boliden AB	47,009	1,437,657
#*	Bonava AB, Class B	107,496	87,953
*Ω	Boozt AB	9,311	95,270
Ω	Bravida Holding AB	24,482	198,161
	Bufab AB	8,472	353,251
	Bulten AB	5,345	38,822
	Bure Equity AB	25,410	951,970
	Byggmax Group AB	23,427	81,703
*	Camurus AB	4,628	292,886
*	Castellum AB	25,949	325,056
	Catella AB	11,938	33,785
	Catena AB	5,960	303,413
*	Cavotec SA	12,443	24,716
	Cellavision AB	3,078	73,498
	Cibus Nordic Real Estate AB publ	12,049	188,199
#*	Cint Group AB	34,784	34,537
	Clas Ohlson AB, Class B	18,436	292,870
	Cloetta AB, Class B	70,892	152,094
	Concentric AB	12,248	188,259
Ω	Coor Service Management Holding AB	26,480	106,793
	Corem Property Group AB (COREB SS), Class B	129,733	115,853
	Corem Property Group AB (CORED SS), Class D	1,504	35,560
*	Ctek AB	6,691	12,244
	CTT Systems AB	1,595	40,881
	Dios Fastigheter AB	22,212	178,289
Ω	Dometic Group AB	89,960	617,217

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Dustin Group AB	131,112	$141,134
	Eastnine AB	25,612	105,796
	Elanders AB, Class B	4,731	44,427
*	Electrolux AB, Class B	37,552	334,491
	Electrolux Professional AB, Class B	72,888	458,807
	Elekta AB, Class B	103,606	650,450
*	Embracer Group AB	113,445	290,272
*	Enea AB	5,780	46,132
#	Engcon AB	5,783	56,550
	Eolus Vind AB, Class B	3,040	19,875
	Ependion AB	9,101	103,717
	Epiroc AB (EPIA SS), Class A	47,954	895,079
	Epiroc AB (EPIB SS), Class B	28,378	477,159
	Essity AB (ESSITYA SS), Class A	3,708	104,182
	Essity AB (ESSITYB SS), Class B	46,339	1,302,882
Ω	Evolution AB	10,993	1,064,884
	Ework Group AB	2,020	27,081
	Fabege AB	31,655	265,447
	Fagerhult Group AB	13,396	81,962
*	Fastighets AB Balder, Class B	51,845	382,322
*	Fastighets AB Trianon	1,952	4,322
*	Fastighetsbolaget Emilshus AB, Class B	1,004	3,846
	FastPartner AB (FPARA SS), Class A	9,052	58,883
	Fenix Outdoor International AG	1,057	61,379
*	Ferronordic AB	3,573	26,623
	Fortnox AB	66,650	412,067
	G5 Entertainment AB	2,788	32,847
	Getinge AB, Class B	30,311	591,909
	Granges AB	55,358	675,804
*Ω	Green Landscaping Group AB	5,224	39,350
#	H & M Hennes & Mauritz AB, Class B	49,957	777,203
#	Hanza AB	10,233	57,058
	Heba Fastighets AB, Class B	12,948	39,572
	Hemnet Group AB	25,257	935,807
	Hexagon AB, Class B	71,737	730,601
#*	Hexatronic Group AB	34,027	201,142
	Hexpol AB	46,581	520,960
	HMS Networks AB	9,311	362,234
*Ω	Hoist Finance AB	14,551	94,073
	Holmen AB (HOLMB SS), Class B	13,019	511,803
	Hufvudstaden AB, Class A	16,447	199,332
*	Humana AB	15,563	46,007
	Husqvarna AB (HUSQA SS), Class A	4,692	32,134
	Husqvarna AB (HUSQB SS), Class B	65,344	441,277
	Indutrade AB	27,486	808,227
	Instalco AB	64,854	308,911
*	International Petroleum Corp. (IPCO CN)	1,551	22,378
*	International Petroleum Corp. (IPCO SS)	36,209	530,309
#	Intrum AB	17,623	68,904
	INVISIO AB	5,641	131,853
	Inwido AB	26,224	432,796
	ITAB Shop Concept AB	12,141	30,766
	JM AB	22,732	443,175
*	John Mattson Fastighetsforetagen AB	4,685	27,581
	Kabe Group AB, Class B	297	10,202
*	Karnov Group AB	20,085	143,606
#*	K-fast Holding AB	24,278	50,849
	Kindred Group PLC, SDR	49,433	584,074
*	Klarabo Sverige AB, Class B	14,180	25,697

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	9,088	$138,418
	Lagercrantz Group AB, Class B	58,890	994,345
	Lifco AB, Class B	12,938	383,825
	Lime Technologies AB	3,570	120,354
	Lindab International AB	27,909	690,490
	Loomis AB	26,003	828,591
*	Medcap AB	2,447	137,484
	Medicover AB, Class B	17,774	320,695
	MEKO AB	27,785	291,565
	Micro Systemation AB, Class B	5,052	20,075
*	Millicom International Cellular SA, SDR	53,723	1,337,416
*	Modern Times Group MTG AB, Class B	33,637	258,297
	Momentum Group AB	11,799	199,090
Ω	Munters Group AB	31,884	690,288
	Mycronic AB	10,691	374,892
#	NCAB Group AB	50,694	370,853
	NCC AB, Class B	34,038	525,538
	Nederman Holding AB	2,314	47,132
*	Net Insight AB, Class B	127,831	80,013
	New Wave Group AB, Class B	46,314	490,458
	Nibe Industrier AB, Class B	32,148	141,266
	Nilorngruppen AB, Class B	291	1,954
*	Nivika Fastigheter AB, Class B	8,076	34,738
*	Nobia AB	231,808	113,784
	Nolato AB, Class B	69,620	373,865
	Nordic Paper Holding AB	17,568	95,734
	Nordic Waterproofing Holding AB	11,053	166,323
	Nordnet AB publ	27,399	559,760
*	Norion Bank AB	21,791	82,576
*	Norva24 Group AB	6,444	18,525
*	Note AB	7,145	95,224
	NP3 Fastigheter AB	8,033	192,242
	Nyfosa AB	36,489	373,444
	OEM International AB, Class B	17,660	203,795
#*	Orron Energy AB	75,740	54,087
*	Ovzon AB	4,098	8,382
*	OX2 AB	7,478	41,421
	Pandox AB	24,726	458,699
	Peab AB, Class B	64,301	479,578
	Platzer Fastigheter Holding AB, Class B	12,590	115,164
	Prevas AB, Class B	3,290	44,566
*	Pricer AB, Class B	51,285	60,792
	Proact IT Group AB	15,437	230,910
	Ratos AB, Class B	79,552	255,964
	RaySearch Laboratories AB	9,886	125,607
	Rejlers AB	3,921	58,217
Ω	Resurs Holding AB	53,508	114,366
	Rottneros AB	37,562	39,714
	Rvrc Holding AB	19,122	78,950
	Saab AB, Class B	5,220	120,535
	Sagax AB (SAGAB SS), Class B	12,895	318,563
	Sandvik AB	65,004	1,330,750
	Scandi Standard AB	21,297	163,304
*Ω	Scandic Hotels Group AB	61,466	374,092
*	Sdiptech AB, Class B	6,973	213,529
	Sectra AB, Class B	34,321	781,461
	Securitas AB, Class B	63,201	679,891
*	Sedana Medical AB	19,405	43,243
*	Sensys Gatso Group AB	4,148	27,580

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Sinch AB	231,755	$628,155
*	Sivers Semiconductors AB	61,848	29,377
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	133,687	2,056,038
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	27,169
	Skanska AB, Class B	45,055	880,905
	SKF AB (SKFA SS), Class A	4,129	76,757
	SKF AB (SKFB SS), Class B	54,642	1,015,842
	SkiStar AB	14,560	214,412
	Solid Forsakring AB	5,351	43,880
	SSAB AB (SSABA SS), Class A	29,083	150,045
	SSAB AB (SSABAH FH), Class A	2,266	11,661
#	SSAB AB (SSABB SS), Class B	91,649	464,542
	SSAB AB (SSABBH FH), Class B	12,844	65,256
*	Stendorren Fastigheter AB	3,083	54,014
*	Stillfront Group AB	166,156	138,925
	Storskogen Group AB, Class B	457,649	371,605
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,307	31,654
	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,536	632,595
	Svenska Handelsbanken AB (SHBA SS), Class A	85,034	858,322
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	18,200
	Sweco AB, Class B	42,660	689,449
#	Swedbank AB, Class A	50,592	1,075,785
*	Swedish Orphan Biovitrum AB	16,383	426,832
	Systemair AB	26,063	196,678
	Tele2 AB, Class B	139,022	1,431,328
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	67,789
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	266,814	1,834,575
#	Telia Co. AB	582,153	1,691,953
	Tethys Oil AB	14,399	48,051
*	TF Bank AB	2,368	56,756
Ω	Thule Group AB	12,257	338,873
	Trelleborg AB, Class B	28,963	1,076,339
	Troax Group AB	14,558	330,683
	Truecaller AB, Class B	50,145	158,821
	VBG Group AB, Class B	7,725	307,783
#*	Viaplay Group AB	147,624	12,849
	Vitec Software Group AB, Class B	6,252	327,059
	Vitrolife AB	16,614	357,305
	Volati AB	4,814	53,788
	Volvo AB (VOLVA SS), Class A	22,749	591,394
	Volvo AB (VOLVB SS), Class B	163,694	4,177,594
*	Volvo Car AB, Class B	101,949	289,264
	Wallenstam AB, Class B	46,292	233,505
	Wihlborgs Fastigheter AB	43,452	440,127
	XANO Industri AB, Class B	1,575	11,988
TOTAL SWEDEN			79,774,146
SWITZERLAND — (5.3%)
	ABB Ltd.	74,040	4,109,709
	Accelleron Industries AG (ACLN SW)	37,080	1,834,885
	Adecco Group AG	58,415	1,988,348
#	Alcon, Inc. (ALC US)	62,690	5,892,898
	Allreal Holding AG	5,883	1,048,800
	ALSO Holding AG	2,527	766,163
*	Aluflexpack AG	656	11,231
*	ams-OSRAM AG	377,767	507,212
	APG SGA SA	330	74,316
*	Arbonia AG	21,920	317,141
*	Aryzta AG	399,722	765,234

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Ascom Holding AG	11,095	$80,062
	Autoneum Holding AG	1,340	210,486
	Avolta AG	11,378	429,308
	Baloise Holding AG	13,814	2,472,171
	Banque Cantonale de Geneve	767	251,646
	Banque Cantonale Vaudoise	10,666	1,132,168
	Barry Callebaut AG	959	1,543,042
*	Basilea Pharmaceutica AG	4,064	183,955
	Belimo Holding AG	1,441	873,563
	Bell Food Group AG	922	261,006
	Bellevue Group AG	2,585	52,815
	Berner Kantonalbank AG	1,899	510,331
	BKW AG	4,925	890,890
	Bossard Holding AG, Class A	2,709	690,470
	Bucher Industries AG	2,792	1,131,120
	Burckhardt Compression Holding AG	1,203	838,191
	Burkhalter Holding AG	1,603	161,622
	Bystronic AG	552	198,567
#	Calida Holding AG	2,268	75,504
	Carlo Gavazzi Holding AG	209	63,025
	Cembra Money Bank AG	11,407	996,083
	Chocoladefabriken Lindt & Spruengli AG	6	742,970
*	Cicor Technologies Ltd.	1,175	70,672
	Cie Financiere Richemont SA, Class A	33,209	5,065,412
	Cie Financiere Tradition SA	955	156,071
	Clariant AG	80,561	1,195,006
	Coltene Holding AG	1,259	68,812
	Comet Holding AG	2,133	854,652
	COSMO Pharmaceuticals NV	1,934	164,353
	CPH Group AG	347	26,630
	Daetwyler Holding AG	1,903	395,912
	DKSH Holding AG	14,115	1,104,181
	dormakaba Holding AG	1,113	674,100
	DSM-Firmenich AG	14,338	1,830,517
	EFG International AG	45,706	653,296
	Emmi AG	776	815,619
	EMS-Chemie Holding AG	233	194,843
	Feintool International Holding AG	2,460	50,334
	Flughafen Zurich AG	7,710	1,784,353
	Forbo Holding AG	398	428,710
	Fundamenta Real Estate AG	4,475	82,351
Ω	Galenica AG	19,590	1,703,903
#*	GAM Holding AG	28,854	7,771
	Geberit AG	5,062	3,222,804
	Georg Fischer AG	25,395	1,865,923
	Givaudan SA	477	2,340,188
	Glarner Kantonalbank	1,297	31,910
	Gurit Holding AG, Class BR	1,515	75,852
	Helvetia Holding AG	15,359	2,291,241
	Hiag Immobilien Holding AG	1,172	99,628
	Holcim AG (HOLN FP)	6,741	631,592
	Holcim AG (HOLN SW)	61,423	5,740,004
	Huber & Suhner AG	6,475	566,980
	Hypothekarbank Lenzburg AG	3	13,998
	Implenia AG	4,496	162,935
	Inficon Holding AG	699	1,042,258
	Interroll Holding AG	169	546,074
	Intershop Holding AG	1,435	191,489
	Investis Holding SA	981	121,799

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	58,912	$3,224,114
	Jungfraubahn Holding AG	1,462	334,677
	Kardex Holding AG	2,158	657,198
	Komax Holding AG	1,351	205,329
*	Kudelski SA	13,192	24,394
	Kuehne & Nagel International AG	7,829	2,426,916
	Landis & Gyr Group AG	7,382	668,670
	LEM Holding SA	141	205,930
	Liechtensteinische Landesbank AG	5,570	473,474
	Logitech International SA (LOGI US)	16,088	1,457,090
	Logitech International SA (LOGN SW)	1,150	103,588
	Lonza Group AG	6,140	4,088,682
	Luzerner Kantonalbank AG	7,828	595,528
Ω	Medacta Group SA	1,181	169,191
Ω	Medmix AG	9,173	126,346
	Meier Tobler Group AG	2,640	84,776
	Metall Zug AG, Class B	79	114,770
	Mikron Holding AG	3,910	85,472
	Mobilezone Holding AG	14,545	237,188
	Mobimo Holding AG	2,861	856,892
#*	Molecular Partners AG	1,869	12,656
*Ω	Montana Aerospace AG	4,669	99,343
	Naturenergie Holding AG	1,434	62,106
	Nestle SA	196,847	19,939,143
	Novartis AG (NOVN SW)	88,289	9,855,509
	Novartis AG (NVS US), Sponsored ADR	75,712	8,440,374
	Novavest Real Estate AG	1,026	38,503
	OC Oerlikon Corp. AG	74,341	418,179
*	Orascom Development Holding AG	4,127	19,135
	Orior AG	2,610	165,124
	Partners Group Holding AG	3,267	4,397,522
	Phoenix Mecano AG	286	154,368
	Plazza AG, Class A	277	98,465
*Ω	PolyPeptide Group AG	3,457	115,501
	PSP Swiss Property AG	9,828	1,313,325
	Rieter Holding AG	1,113	131,774
	Roche Holding AG (RO SW)	2,458	864,508
	Roche Holding AG (ROG SW)	58,789	19,033,490
	Romande Energie Holding SA	1,914	116,007
	Sandoz Group AG (SDZ SW)	90,440	3,922,668
#	Sandoz Group AG (SDZNY US), ADR	11,882	515,976
	Schindler Holding AG	4,095	1,075,099
	Schweiter Technologies AG	401	188,120
*	Schweizerische Nationalbank	18	74,766
*Ω	Sensirion Holding AG	1,532	143,720
	SFS Group AG	6,263	914,631
	SGS SA	22,744	2,486,676
	Siegfried Holding AG	1,662	1,937,149
	SIG Group AG	88,952	1,867,999
	Sika AG	7,491	2,274,388
	SKAN Group AG	794	71,687
	Softwareone Holding AG	22,090	441,037
	Sonova Holding AG	6,372	1,953,247
	St. Galler Kantonalbank AG	1,226	604,809
	Stadler Rail AG	19,249	589,121
	Straumann Holding AG	4,601	593,307
	Sulzer AG	7,639	1,135,673
	Swatch Group AG (UHR SW)	5,775	1,189,390
	Swatch Group AG (UHRN SW)	10,867	440,630

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Life Holding AG	4,659	$3,567,461
	Swiss Prime Site AG	26,900	2,695,926
	Swiss Re AG	47,666	5,876,424
	Swisscom AG	4,986	3,051,642
	Swissquote Group Holding SA	3,796	1,210,724
	Temenos AG	13,159	913,741
	Thurgauer Kantonalbank	389	54,769
	TX Group AG	1,055	194,333
	u-blox Holding AG	2,825	258,446
*	UBS Group AG (UBS US)	35,138	1,060,452
	UBS Group AG (UBSG SW)	204,461	6,195,306
	Valiant Holding AG	6,005	680,892
	Varia U.S. Properties AG	573	21,001
Ω	VAT Group AG	6,240	3,127,088
	Vaudoise Assurances Holding SA	222	113,671
	Vetropack Holding AG	4,154	157,818
	Vontobel Holding AG	11,746	769,626
	VP Bank AG, Class A	1,444	119,167
	VZ Holding AG	5,041	680,885
*	V-ZUG Holding AG	602	38,982
	Walliser Kantonalbank	123	16,095
	Warteck Invest AG	42	79,156
	Ypsomed Holding AG	570	261,950
	Zehnder Group AG	4,844	305,096
	Zueblin Immobilien Holding AG	454	13,210
	Zug Estates Holding AG, Class B	64	123,960
	Zuger Kantonalbank	31	292,761
	Zurich Insurance Group AG	10,585	5,819,317
TOTAL SWITZERLAND			208,912,354
TAIWAN — (6.3%)
	91APP, Inc.	9,000	24,971
	Aaeon Technology, Inc.	5,000	25,410
	ABC Taiwan Electronics Corp.	40,164	26,503
	Abico Avy Co. Ltd.	46,062	44,848
#	Ability Enterprise Co. Ltd.	104,988	159,171
	Ability Opto-Electronics Technology Co. Ltd.	14,083	102,275
#	AcBel Polytech, Inc.	205,786	226,228
	Accton Technology Corp.	73,000	1,144,295
	Acer E-Enabling Service Business, Inc.	2,000	15,820
#	Acer, Inc.	654,000	882,747
	ACES Electronic Co. Ltd.	39,719	60,222
*	Acon Holding, Inc.	79,041	27,419
	Acter Group Corp. Ltd.	54,470	401,644
	Action Electronics Co. Ltd.	63,000	46,708
	Actron Technology Corp.	14,000	75,372
	ADATA Technology Co. Ltd.	96,600	277,214
	Addcn Technology Co. Ltd.	9,205	55,063
	Adlink Technology, Inc.	9,000	19,705
	Advanced Ceramic X Corp.	8,000	43,901
	Advanced Energy Solution Holding Co. Ltd.	10,000	160,270
	Advanced International Multitech Co. Ltd.	60,000	149,841
*	Advanced Optoelectronic Technology, Inc.	31,000	23,933
	Advanced Power Electronics Corp.	7,000	16,969
	Advancetek Enterprise Co. Ltd.	96,571	198,580
	Advantech Co. Ltd.	32,757	348,422
	Aerospace Industrial Development Corp.	150,000	235,546
	AGV Products Corp.	191,875	73,467
	Air Asia Co. Ltd.	10,000	10,283

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	9,122	$233,830
	Alchip Technologies Ltd.	5,000	407,246
#	Alexander Marine Co. Ltd.	2,108	21,717
*	ALI Corp.	74,901	47,622
	Allied Circuit Co. Ltd.	13,000	51,728
	Allied Supreme Corp.	17,000	208,939
#	Allis Electric Co. Ltd.	40,961	173,542
	Alltek Technology Corp.	35,040	39,012
	Alltop Technology Co. Ltd.	12,000	82,287
#	Alpha Networks, Inc.	78,072	80,118
#	Altek Corp.	121,000	138,780
	Amazing Microelectronic Corp.	21,965	61,998
#	Ambassador Hotel	109,000	237,858
	AMPACS Corp.	20,000	36,993
	Ampak Technology, Inc.	7,000	36,813
	Ampire Co. Ltd.	28,000	34,151
	AMPOC Far-East Co. Ltd.	14,000	35,811
	AmTRAN Technology Co. Ltd.	277,437	181,732
	Anji Technology Co. Ltd.	22,000	25,389
	Anpec Electronics Corp.	10,799	59,492
	Aopen, Inc.	11,000	19,282
	Apac Opto Electronics, Inc.	10,000	27,091
	Apacer Technology, Inc.	35,750	59,121
#	APAQ Technology Co. Ltd.	10,000	47,091
	APCB, Inc.	64,000	36,152
	Apex Biotechnology Corp.	32,000	30,938
	Apex Dynamics, Inc.	3,000	28,102
	Apex International Co. Ltd.	53,550	88,397
	Apex Science & Engineering	71,400	30,756
	Arcadyan Technology Corp.	43,540	196,020
#	Ardentec Corp.	268,990	526,501
	Argosy Research, Inc.	23,714	106,842
	ASE Technology Holding Co. Ltd.	565,931	2,641,261
	Asia Cement Corp.	542,000	684,738
	Asia Optical Co., Inc.	63,000	173,805
#	Asia Polymer Corp.	171,319	100,169
	Asia Tech Image, Inc.	12,000	27,286
	Asia Vital Components Co. Ltd.	51,814	1,031,725
	ASIX Electronics Corp.	8,000	27,136
	ASMedia Technology, Inc.	1,260	65,084
	ASolid Technology Co. Ltd.	10,000	20,236
	ASPEED Technology, Inc.	6,500	818,998
	ASROCK, Inc.	11,000	67,707
	Asustek Computer, Inc.	97,000	1,360,296
	ATE Energy International Co. Ltd.	20,000	18,329
	Aten International Co. Ltd.	33,000	79,522
	Auden Techno Corp.	6,000	21,772
	Audix Corp.	34,000	75,352
	AUO Corp. (2409 TT)	1,734,000	946,766
#	AURAS Technology Co. Ltd.	5,000	103,900
	Aurora Corp.	14,100	29,917
	Avalue Technology, Inc.	20,000	60,317
	Avermedia Technologies	21,000	27,961
	Axiomtek Co. Ltd.	10,993	31,388
	Bafang Yunji International Co. Ltd.	14,000	67,816
*	Bank of Kaohsiung Co. Ltd.	331,380	128,135
	Basso Industry Corp.	40,000	50,959
	BenQ Materials Corp.	46,000	44,709
	BES Engineering Corp.	618,000	296,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Billion Electric Co. Ltd.	10,000	$11,752
	Bin Chuan Enterprise Co. Ltd.	22,000	19,184
#	B'in Live Co. Ltd.	8,800	23,323
#	Bionet Corp.	6,000	20,966
	Bionime Corp.	11,000	22,143
*	Biostar Microtech International Corp.	38,000	27,479
	Bioteque Corp.	15,000	58,521
#	Bizlink Holding, Inc.	38,000	443,605
	Bon Fame Co. Ltd.	12,000	33,977
	Bora Pharmaceuticals Co. Ltd.	11,494	287,959
#	Brave C&H Supply Co. Ltd.	7,000	31,495
	Bright Led Electronics Corp.	41,000	25,346
	Brightek Optoelectronic Co. Ltd.	11,000	15,820
	Brighten Optix Corp.	2,248	10,596
	Brighton-Best International Taiwan, Inc.	98,423	105,805
	Brillian Network & Automation Integrated System Co. Ltd.	5,000	32,862
	C Sun Manufacturing Ltd.	51,939	304,133
*	Calin Technology Co. Ltd.	21,000	29,386
	Cameo Communications, Inc.	90,763	29,316
	Capital Futures Corp.	46,628	77,714
	Capital Securities Corp.	787,680	564,969
	Career Technology MFG. Co. Ltd.	139,886	97,785
	Castles Technology Co. Ltd.	17,850	67,529
	Caswell, Inc.	10,000	39,645
	Catcher Technology Co. Ltd.	161,000	1,048,718
	Cathay Financial Holding Co. Ltd.	601,286	1,151,356
#	Cathay Real Estate Development Co. Ltd.	232,000	220,254
	Cayman Engley Industrial Co. Ltd.	10,654	15,832
	CCP Contact Probes Co. Ltd.	31,000	42,913
*	Celxpert Energy Corp.	34,390	27,739
	Center Laboratories, Inc.	177,084	270,332
	Central Reinsurance Co. Ltd.	76,880	62,324
	Chailease Holding Co. Ltd.	195,762	913,259
	Chain Chon Industrial Co. Ltd.	51,548	25,633
*	ChainQui Construction Development Co. Ltd.	27,000	21,570
*	Champion Building Materials Co. Ltd.	106,200	42,674
	Champion Microelectronic Corp.	11,000	17,940
	Chang Hwa Commercial Bank Ltd.	875,069	500,480
	Chang Wah Electromaterials, Inc.	116,000	163,258
	Chang Wah Technology Co. Ltd.	109,000	129,576
#	Channel Well Technology Co. Ltd.	60,000	121,303
	Chant Sincere Co. Ltd.	12,000	25,373
	Charoen Pokphand Enterprise	65,000	201,041
#	CHC Healthcare Group	46,000	65,817
	CHC Resources Corp.	33,000	68,842
	Chen Full International Co. Ltd.	38,000	48,120
#	Chenbro Micom Co. Ltd.	10,000	85,976
#	Cheng Loong Corp.	271,000	217,288
*	Cheng Mei Materials Technology Corp.	167,408	80,122
	Cheng Shin Rubber Industry Co. Ltd.	536,000	789,771
	Cheng Uei Precision Industry Co. Ltd.	139,000	300,692
#	Chenming Electronic Technology Corp.	32,000	105,532
	Chia Chang Co. Ltd.	40,000	52,841
#	Chia Hsin Cement Corp.	219,300	120,308
	Chicony Electronics Co. Ltd.	257,773	1,228,404
	Chicony Power Technology Co. Ltd.	54,481	222,343
	Chief Telecom, Inc.	6,600	86,432
	Chieftek Precision Co. Ltd.	17,050	48,864
	Chien Kuo Construction Co. Ltd.	87,200	64,998

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chien Shing Harbour Service Co. Ltd.	6,000	$9,364
#	China Airlines Ltd.	1,491,000	1,048,848
	China Bills Finance Corp.	341,000	155,248
	China Chemical & Pharmaceutical Co. Ltd.	95,000	63,226
	China Development Financial Holding Corp.	2,610,354	1,288,316
	China Ecotek Corp.	6,000	11,421
	China Electric Manufacturing Corp.	91,530	53,688
	China General Plastics Corp.	83,626	45,284
	China Glaze Co. Ltd.	48,000	35,086
*	China Man-Made Fiber Corp.	539,861	140,288
	China Metal Products	121,000	160,770
#	China Motor Corp.	59,200	177,735
*	China Petrochemical Development Corp.	1,345,069	431,080
	China Steel Chemical Corp.	35,000	107,280
#	China Steel Corp.	1,552,000	1,098,462
	China Steel Structure Co. Ltd.	25,000	41,407
	China Wire & Cable Co. Ltd.	31,000	39,016
	Chinese Maritime Transport Ltd.	33,000	44,373
	Ching Feng Home Fashions Co. Ltd.	59,450	51,926
	Chin-Poon Industrial Co. Ltd.	146,000	200,722
	Chipbond Technology Corp.	205,000	398,762
	ChipMOS Technologies, Inc. (8150 TT)	281,133	339,502
	Chlitina Holding Ltd.	14,422	65,027
	Chong Hong Construction Co. Ltd.	64,100	267,381
	Chroma ATE, Inc.	43,000	400,370
	Chun Yuan Steel Industry Co. Ltd.	185,000	104,786
#	Chung Hung Steel Corp.	213,000	138,989
	Chung Hwa Food Industrial Co. Ltd.	1,000	2,752
*	Chung Hwa Pulp Corp.	171,228	107,135
	Chung-Hsin Electric & Machinery Manufacturing Corp.	111,000	643,637
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	19,000	29,890
	Chunghwa Precision Test Tech Co. Ltd.	6,000	79,196
	Chunghwa Telecom Co. Ltd. (2412 TT)	133,000	492,829
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	126,310
	Chyang Sheng Dyeing & Finishing Co. Ltd.	19,000	14,813
	Cleanaway Co. Ltd. (8422 TT)	20,000	109,643
#	Clevo Co.	193,000	359,511
#*	CMC Magnetics Corp.	450,929	170,370
	C-Media Electronics, Inc.	8,000	11,507
	Collins Co. Ltd.	42,000	26,238
	Compal Electronics, Inc.	1,172,000	1,135,570
#	Compeq Manufacturing Co. Ltd.	442,000	1,060,764
	Compucase Enterprise	24,000	44,571
	Concord International Securities Co. Ltd.	20,570	12,325
*	Concord Securities Co. Ltd.	227,424	110,079
#	Continental Holdings Corp.	179,000	194,225
#	Contrel Technology Co. Ltd.	49,000	92,338
	Coremax Corp.	20,409	40,246
	Coretronic Corp.	130,000	298,295
	Co-Tech Development Corp.	90,552	179,649
	Creative Sensor, Inc.	32,000	27,164
	CTBC Financial Holding Co. Ltd.	2,144,563	2,327,747
	CTCI Advanced Systems, Inc.	2,000	10,746
	CTCI Corp.	206,000	337,218
	CviLux Corp.	28,360	59,476
	Cyberlink Corp.	14,000	42,804
#	CyberPower Systems, Inc.	17,850	139,121
*	CyberTAN Technology, Inc.	102,000	93,953
	DA CIN Construction Co. Ltd.	88,800	160,249

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dafeng TV Ltd.	12,000	$19,503
	Dah San Electric Wire & Cable Co. Ltd.	9,900	20,470
#	Da-Li Development Co. Ltd.	107,534	220,722
	Darfon Electronics Corp.	95,000	161,059
#	Darwin Precisions Corp.	169,000	73,532
#	Daxin Materials Corp.	26,900	115,969
	De Licacy Industrial Co. Ltd.	84,811	34,144
	Delpha Construction Co. Ltd.	61,000	107,263
	Delta Electronics, Inc.	51,365	659,723
	Depo Auto Parts Ind Co. Ltd.	49,000	400,349
	Dimerco Data System Corp.	12,704	45,645
	Dimerco Express Corp.	40,614	109,447
	D-Link Corp.	169,096	94,902
	Donpon Precision, Inc.	24,000	22,162
	Drewloong Precision, Inc.	5,000	23,131
*	Dyaco International, Inc.	41,952	39,457
	Dynamic Holding Co. Ltd.	94,086	169,597
	Dynamic Medical Technologies, Inc.	4,000	12,586
#	Dynapack International Technology Corp.	48,000	161,833
	E Ink Holdings, Inc.	30,000	247,534
	E.Sun Financial Holding Co. Ltd.	1,778,317	1,440,765
	Eastech Holding Ltd.	9,000	35,675
*	Eastern Media International Corp.	76,985	51,272
	Eclat Textile Co. Ltd.	43,583	707,848
	eCloudvalley Digital Technology Co. Ltd.	3,000	9,895
	ECOVE Environment Corp.	10,000	89,092
	Edimax Technology Co. Ltd.	97,000	122,498
	Edison Opto Corp.	23,136	18,581
#	Edom Technology Co. Ltd.	72,013	95,019
	eGalax_eMPIA Technology, Inc.	19,695	29,698
*	EirGenix, Inc.	6,000	16,007
	Elan Microelectronics Corp.	81,900	346,591
	E-Lead Electronic Co. Ltd.	17,429	30,701
	E-LIFE MALL Corp.	23,000	58,744
*	Elite Advanced Laser Corp.	28,768	112,691
	Elite Material Co. Ltd.	67,000	910,420
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	224,581
#	Elitegroup Computer Systems Co. Ltd.	128,000	112,497
	eMemory Technology, Inc.	12,000	852,423
	Emerging Display Technologies Corp.	31,000	26,761
	Ennoconn Corp.	21,840	203,954
	Ennostar, Inc.	228,450	287,445
	EnTie Commercial Bank Co. Ltd.	251,000	115,267
	Episil-Precision, Inc.	34,000	66,981
	Eris Technology Corp.	3,000	28,069
	Eson Precision Ind Co. Ltd.	30,000	56,731
	Eternal Materials Co. Ltd.	237,527	223,021
	Eurocharm Holdings Co. Ltd.	8,000	51,197
	Eva Airways Corp.	947,922	999,034
*	Everest Textile Co. Ltd.	164,535	39,956
	Evergreen Aviation Technologies Corp.	26,000	79,403
	Evergreen International Storage & Transport Corp.	215,000	203,045
	Evergreen Marine Corp. Taiwan Ltd.	209,872	1,090,063
	Evergreen Steel Corp.	50,000	186,533
#	Everlight Chemical Industrial Corp.	171,405	114,239
#	Everlight Electronics Co. Ltd.	150,000	358,257
*	Everspring Industry Co. Ltd.	36,900	14,592
*	Evertop Wire Cable Corp.	47,000	32,745
	Excelliance Mos Corp.	7,000	22,311

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Excelsior Medical Co. Ltd.	44,167	$119,552
	Far Eastern Department Stores Ltd.	328,000	305,895
	Far Eastern International Bank	778,634	366,246
	Far Eastern New Century Corp.	803,100	835,448
	Far EasTone Telecommunications Co. Ltd.	365,061	961,683
#	Faraday Technology Corp.	37,853	349,568
	Farglory F T Z Investment Holding Co. Ltd.	28,563	46,626
	Farglory Land Development Co. Ltd.	97,000	255,324
*	Federal Corp.	103,926	70,540
	Feedback Technology Corp.	8,316	37,219
	Feng Hsin Steel Co. Ltd.	165,000	399,339
	Feng TAY Enterprise Co. Ltd.	87,312	373,973
	FIC Global, Inc.	12,000	16,528
	FineTek Co. Ltd.	4,000	15,575
	Firich Enterprises Co. Ltd.	13,000	13,308
#*	First Copper Technology Co. Ltd.	27,000	37,527
	First Financial Holding Co. Ltd.	1,495,004	1,339,004
#	First Hi-Tec Enterprise Co. Ltd.	27,554	74,524
	First Hotel	71,000	33,207
	First Insurance Co. Ltd.	96,000	66,904
*	First Steamship Co. Ltd.	280,468	66,609
	FIT Holding Co. Ltd.	20,000	35,024
	Fitipower Integrated Technology, Inc.	26,000	209,103
*	Fittech Co. Ltd.	24,000	89,834
	FLEXium Interconnect, Inc.	118,112	319,601
	Flytech Technology Co. Ltd.	31,297	80,649
#	Forcecon Tech Co. Ltd.	21,595	110,913
	Formosa Advanced Technologies Co. Ltd.	50,000	56,410
	Formosa Chemicals & Fibre Corp.	386,000	587,709
*	Formosa Electronic Industries, Inc.	9,000	10,325
	Formosa International Hotels Corp.	23,672	152,381
	Formosa Laboratories, Inc.	40,544	129,448
	Formosa Oilseed Processing Co. Ltd.	14,700	64,332
	Formosa Optical Technology Co. Ltd.	10,000	29,183
#	Formosa Petrochemical Corp.	45,000	88,293
#	Formosa Plastics Corp.	426,000	752,240
#	Formosa Sumco Technology Corp.	19,000	88,439
#	Formosa Taffeta Co. Ltd.	278,000	188,696
	Formosan Rubber Group, Inc.	96,399	80,488
	Formosan Union Chemical	127,945	94,471
	Fortune Electric Co. Ltd.	25,300	539,927
	Founding Construction & Development Co. Ltd.	72,000	53,032
#	Foxconn Technology Co. Ltd.	221,535	445,662
	Foxsemicon Integrated Technology, Inc.	36,357	342,462
	Froch Enterprise Co. Ltd.	89,000	45,908
	FSP Technology, Inc.	45,000	78,434
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	12,130
	Fu Hua Innovation Co. Ltd.	67,258	79,914
	Fubon Financial Holding Co. Ltd.	631,018	1,708,773
	Fulgent Sun International Holding Co. Ltd.	43,432	157,179
	Fullerton Technology Co. Ltd.	51,000	35,877
#	Fulltech Fiber Glass Corp.	134,759	97,839
	Fusheng Precision Co. Ltd.	37,000	323,327
	Fwusow Industry Co. Ltd.	60,471	33,232
	G Shank Enterprise Co. Ltd.	51,888	157,647
	Gamania Digital Entertainment Co. Ltd.	54,000	125,605
*	GCS Holdings, Inc.	18,000	19,701
	GEM Services, Inc.	25,210	51,487
#	Gemtek Technology Corp.	153,000	199,839

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	General Interface Solution Holding Ltd.	88,000	$169,136
	General Plastic Industrial Co. Ltd.	20,480	22,450
	Generalplus Technology, Inc.	19,000	33,483
	Genius Electronic Optical Co. Ltd.	35,616	574,953
	Genovate Biotechnology Co. Ltd.	13,000	9,116
	GeoVision, Inc.	22,977	44,922
#	Getac Holdings Corp.	163,000	513,431
	GFC Ltd.	15,000	47,330
	Giant Manufacturing Co. Ltd.	74,994	543,558
#	Giantplus Technology Co. Ltd.	117,000	68,876
#	Gigabyte Technology Co. Ltd.	18,000	145,571
*	Gigasolar Materials Corp.	16,790	63,661
*	Gigastorage Corp.	129,000	92,257
#	Global Brands Manufacture Ltd.	111,320	210,892
	Global Lighting Technologies, Inc.	23,000	42,002
	Global Mixed Mode Technology, Inc.	12,000	91,927
	Global PMX Co. Ltd.	9,000	25,147
	Global Unichip Corp.	11,000	395,946
	Globalwafers Co. Ltd.	57,000	867,067
	Globe Union Industrial Corp.	110,048	63,066
#	Gloria Material Technology Corp.	165,680	237,690
*	GlycoNex, Inc.	13,000	10,948
	Gold Circuit Electronics Ltd.	76,000	517,734
	Goldsun Building Materials Co. Ltd.	284,338	457,764
	Gongin Precision Industrial Co. Ltd.	4,000	10,839
	Good Will Instrument Co. Ltd.	25,000	31,188
	Gordon Auto Body Parts	24,000	22,715
	Gourmet Master Co. Ltd.	37,237	94,157
	Grand Fortune Securities Co. Ltd.	82,159	34,766
#*	Grand Pacific Petrochemical	451,478	200,033
	Grand Process Technology Corp.	2,000	96,017
	GrandTech CG Systems, Inc.	22,775	43,630
	Grape King Bio Ltd.	38,000	165,060
	Great China Metal Industry	77,000	54,690
	Great Taipei Gas Co. Ltd.	75,000	72,144
#	Great Tree Pharmacy Co. Ltd.	23,092	167,999
	Great Wall Enterprise Co. Ltd.	220,571	386,603
	Greatek Electronics, Inc.	148,000	279,154
	Green World FinTech Service Co. Ltd.	2,000	25,254
	Group Up Industrial Co. Ltd.	10,000	82,569
	GTM Holdings Corp.	52,000	57,082
	Gudeng Precision Industrial Co. Ltd.	8,393	117,871
*	Hai Kwang Enterprise Corp.	22,050	13,129
	Hannstar Board Corp.	127,602	190,710
#*	HannStar Display Corp.	754,000	210,712
*	HannsTouch Holdings Co.	188,079	51,955
	Hanpin Electron Co. Ltd.	14,000	19,767
	Harvatek Corp.	62,000	43,177
	Heran Co. Ltd.	9,000	28,902
	Hey Song Corp.	106,000	137,926
*	Highlight Tech Corp.	23,871	35,573
	Highwealth Construction Corp.	213,390	417,831
	Hi-Lai Foods Co. Ltd.	6,000	30,189
	HIM International Music, Inc.	11,900	41,565
	Hiroca Holdings Ltd.	26,000	24,849
	Hitron Technology, Inc.	38,559	35,912
#	Hiwin Technologies Corp.	72,949	448,638
	Hiyes International Co. Ltd.	10,379	94,380
	Ho Tung Chemical Corp.	399,125	124,856

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hocheng Corp.	105,780	$57,777
	Holdings-Key Electric Wire & Cable Co. Ltd.	22,000	31,767
	Holiday Entertainment Co. Ltd.	15,300	38,118
	Holtek Semiconductor, Inc.	48,000	78,373
	Holy Stone Enterprise Co. Ltd.	40,425	109,837
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	4,580,475
	Hong Pu Real Estate Development Co. Ltd.	97,000	106,972
	Hong TAI Electric Industrial	66,000	71,351
	Hong YI Fiber Industry Co.	56,000	28,411
	Horizon Securities Co. Ltd.	119,780	44,730
#	Hota Industrial Manufacturing Co. Ltd.	70,263	144,498
#	Hotai Finance Co. Ltd.	61,490	194,360
	Hotai Motor Co. Ltd.	18,180	360,544
	Hotron Precision Electronic Industrial Co. Ltd.	20,031	18,620
	Hsin Kuang Steel Co. Ltd.	46,000	83,935
	Hsin Yung Chien Co. Ltd.	12,390	37,633
	Hsing TA Cement Co.	70,000	38,627
#*	HTC Corp.	250,000	337,640
	Hu Lane Associate, Inc.	22,725	111,441
#	HUA ENG Wire & Cable Co. Ltd.	132,000	142,721
	Hua Nan Financial Holdings Co. Ltd.	1,135,055	961,260
	Huaku Development Co. Ltd.	91,300	464,726
	Hung Ching Development & Construction Co. Ltd.	54,000	81,931
	Hung Sheng Construction Ltd.	147,664	135,465
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	38,744
	Ibase Technology, Inc.	17,000	42,511
	IBF Financial Holdings Co. Ltd.	1,246,512	578,587
	ICARES Medicus, Inc.	4,400	20,040
#	Ichia Technologies, Inc.	119,000	146,958
#	I-Chiun Precision Industry Co. Ltd.	40,426	139,033
*	Ideal Bike Corp.	33,000	9,857
	IEI Integration Corp.	47,340	119,658
	Infortrend Technology, Inc.	88,000	81,157
	Info-Tek Corp.	20,000	23,928
	Ingentec Corp.	2,000	13,771
	Innodisk Corp.	24,523	205,961
	Innolux Corp.	2,284,664	1,074,522
	Inpaq Technology Co. Ltd.	23,945	61,352
	Insyde Software Corp.	13,200	166,500
	Intai Technology Corp.	12,400	44,757
	Integrated Service Technology, Inc.	27,109	111,325
*	IntelliEPI, Inc.	6,000	9,921
*	International CSRC Investment Holdings Co.	291,562	151,977
	International Games System Co. Ltd.	76,000	1,738,798
#	Inventec Corp.	344,000	508,694
	Iron Force Industrial Co. Ltd.	14,000	40,989
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	41,294
	ITE Technology, Inc.	50,000	230,638
	ITEQ Corp.	86,029	241,684
#	Jarllytec Co. Ltd.	21,000	106,842
	Jean Co. Ltd.	52,389	58,317
	Jentech Precision Industrial Co. Ltd.	10,998	395,157
	Jess-Link Products Co. Ltd.	15,250	77,989
	Jia Wei Lifestyle, Inc.	20,442	47,635
	Jih Lin Technology Co. Ltd.	28,000	54,348
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	26,576
#	Jinan Acetate Chemical Co. Ltd.	9,140	242,669
	Johnson Health Tech Co. Ltd.	23,000	80,097
	JSL Construction & Development Co. Ltd.	10,478	65,799

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	K Laser Technology, Inc.	44,000	$30,436
	Kaimei Electronic Corp.	31,120	65,196
	Kaori Heat Treatment Co. Ltd.	16,000	173,969
	Kedge Construction Co. Ltd.	12,067	34,109
	Keding Enterprises Co. Ltd.	3,000	12,355
	KEE TAI Properties Co. Ltd.	162,000	109,951
	Kenda Rubber Industrial Co. Ltd.	174,316	169,777
	Kerry TJ Logistics Co. Ltd.	53,000	66,103
	Key Ware Electronics Co. Ltd.	61,831	27,432
	Keystone Microtech Corp.	2,000	21,665
	KHGEARS International Ltd.	7,000	25,476
	Kindom Development Co. Ltd.	91,200	168,471
	King Chou Marine Technology Co. Ltd.	36,340	42,454
#	King Slide Works Co. Ltd.	6,000	207,467
	King Yuan Electronics Co. Ltd.	511,000	1,665,941
	King's Town Bank Co. Ltd.	288,000	516,673
*	King's Town Construction Co. Ltd.	34,000	106,788
	Kinik Co.	14,000	135,270
	Kinko Optical Co. Ltd.	42,365	35,765
	Kinpo Electronics	566,000	408,605
	Kinsus Interconnect Technology Corp.	104,000	340,126
	KMC Kuei Meng International, Inc.	17,300	77,778
#	KNH Enterprise Co. Ltd.	76,000	47,290
	Ko Ja Cayman Co. Ltd.	5,000	7,128
	KS Terminals, Inc.	32,000	74,426
	Kung Long Batteries Industrial Co. Ltd.	21,000	93,219
#*	Kung Sing Engineering Corp.	190,573	75,659
#	Kuo Toong International Co. Ltd.	80,315	184,879
*	Kuo Yang Construction Co. Ltd.	84,360	74,190
	Kwong Lung Enterprise Co. Ltd.	20,000	34,935
	KYE Systems Corp.	17,000	29,847
	L&K Engineering Co. Ltd.	72,762	521,962
	La Kaffa International Co. Ltd.	11,000	34,440
*	LAN FA Textile	93,000	29,210
	Lanner Electronics, Inc.	31,850	91,167
	Largan Precision Co. Ltd. (3008 TT)	13,000	1,127,883
	Laser Tek Taiwan Co. Ltd.	13,300	27,172
	Laster Tech Corp. Ltd.	14,000	16,676
*	Lealea Enterprise Co. Ltd.	352,560	108,650
	LEE CHI Enterprises Co. Ltd.	56,000	30,265
	Lelon Electronics Corp.	17,000	43,980
	Lemtech Holdings Co. Ltd.	9,656	30,152
*	Li Peng Enterprise Co. Ltd.	236,600	75,487
	Lian HWA Food Corp.	26,160	95,720
	Lida Holdings Ltd.	28,240	23,497
	Lien Hwa Industrial Holdings Corp.	183,891	351,004
	Lingsen Precision Industries Ltd.	87,000	55,590
	Lion Travel Service Co. Ltd.	19,000	87,372
	Lite-On Technology Corp.	270,417	827,019
	Liton Technology Corp.	10,000	13,375
*	Long Bon International Co. Ltd.	76,100	58,516
	Long Da Construction & Development Corp.	61,000	103,393
*	Longchen Paper & Packaging Co. Ltd.	278,641	118,685
	Longwell Co.	24,000	59,737
	Lotes Co. Ltd.	24,700	1,063,987
#	Lotus Pharmaceutical Co. Ltd.	41,000	331,368
	Lumax International Corp. Ltd.	19,440	70,249
*	Lung Yen Life Service Corp.	59,000	91,663
	Lungteh Shipbuilding Co. Ltd.	15,000	58,186

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Luxe Green Energy Technology Co. Ltd.	29,344	$28,666
#	LuxNet Corp.	9,000	28,813
#	M31 Technology Corp.	2,640	91,119
	Macauto Industrial Co. Ltd.	17,000	36,214
	Machvision, Inc.	8,358	82,481
	Macroblock, Inc.	8,000	21,551
#	Macronix International Co. Ltd.	657,798	592,513
	Makalot Industrial Co. Ltd.	54,865	751,998
	Marketech International Corp.	14,000	64,932
	Materials Analysis Technology, Inc.	18,151	148,353
	Maxigen Biotech, Inc.	18,000	23,641
	Mayer Steel Pipe Corp.	76,800	68,073
	Medeon Biodesign, Inc.	13,649	18,926
	MediaTek, Inc.	81,000	3,084,895
	Mega Financial Holding Co. Ltd.	728,764	960,960
	Meiloon Industrial Co.	40,600	33,974
*	Mercuries & Associates Holding Ltd.	173,609	105,098
*	Mercuries Life Insurance Co. Ltd.	1,145,690	269,576
	Merida Industry Co. Ltd.	44,000	336,963
	Merry Electronics Co. Ltd.	59,854	226,243
	METAAGE Corp.	14,000	25,108
	Microbio Co. Ltd.	72,000	88,784
	Micro-Star International Co. Ltd.	184,000	960,016
	Mildef Crete, Inc.	18,000	51,308
	MIN AIK Technology Co. Ltd.	37,600	33,290
	Mirle Automation Corp.	27,000	64,698
	Mitac Holdings Corp.	403,560	525,035
*	Mobiletron Electronics Co. Ltd.	13,000	17,375
#	momo.com, Inc.	17,928	228,321
	MOSA Industrial Corp.	30,297	24,597
	Mosel Vitelic, Inc.	21,000	20,863
	Motech Industries, Inc.	82,000	71,804
	MPI Corp.	18,000	298,887
	MSSCORPS Co. Ltd.	9,000	37,448
#*	My Humble House Hospitality Management Consulting	19,000	39,175
	Nak Sealing Technologies Corp.	19,000	73,855
	Namchow Holdings Co. Ltd.	63,000	114,463
	Nan Liu Enterprise Co. Ltd.	7,000	14,994
	Nan Pao Resins Chemical Co. Ltd.	15,000	151,115
	Nan Ya Plastics Corp.	531,000	812,519
#	Nan Ya Printed Circuit Board Corp.	61,000	312,338
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	19,827
	Nantex Industry Co. Ltd.	71,780	87,823
*	Nanya Technology Corp.	200,432	352,839
	National Aerospace Fasteners Corp.	8,000	23,936
	National Petroleum Co. Ltd.	12,000	23,657
	Netronix, Inc.	17,000	64,185
*	New Asia Construction & Development Corp.	60,000	25,134
	New Best Wire Industrial Co. Ltd.	14,400	15,042
*	Newmax Technology Co. Ltd.	26,000	23,043
	Nexcom International Co. Ltd.	13,000	19,984
	Nichidenbo Corp.	52,030	102,429
	Nien Hsing Textile Co. Ltd.	51,245	30,524
	Nien Made Enterprise Co. Ltd.	55,000	667,976
	Niko Semiconductor Co. Ltd.	13,920	21,905
	Nishoku Technology, Inc.	16,000	73,180
	Nova Technology Corp.	10,000	49,374
#	Novatek Microelectronics Corp.	80,000	1,290,205
	Nuvoton Technology Corp.	51,000	163,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	O-Bank Co. Ltd.	458,620	$142,817
*	Ocean Plastics Co. Ltd.	52,000	59,179
	OK Biotech Co. Ltd.	18,857	14,986
#	Oneness Biotech Co. Ltd.	34,571	167,248
#	Orient Semiconductor Electronics Ltd.	146,107	217,634
	Oriental Union Chemical Corp.	143,000	78,069
	O-TA Precision Industry Co. Ltd.	21,422	58,614
	Pacific Construction Co.	29,000	10,790
	Pacific Hospital Supply Co. Ltd.	16,496	42,656
*	Paiho Shih Holdings Corp.	58,159	33,726
	Pan German Universal Motors Ltd.	5,000	45,148
#	Pan Jit International, Inc.	100,700	168,615
	Pan-International Industrial Corp.	165,000	177,888
	Panion & BF Biotech, Inc.	9,000	25,936
	Parade Technologies Ltd.	9,000	204,256
*	Paragon Technologies Co. Ltd.	28,784	34,016
	Parpro Corp.	19,000	18,124
*	PChome Online, Inc.	35,268	34,817
	PCL Technologies, Inc.	15,379	34,975
	P-Duke Technology Co. Ltd.	23,968	67,354
	Pegatron Corp.	393,000	1,214,025
	Pegavision Corp.	15,684	201,056
	PharmaEngine, Inc.	18,000	51,142
*	PharmaEssentia Corp.	11,219	225,243
*	Phihong Technology Co. Ltd.	59,000	76,634
	Phison Electronics Corp.	40,000	630,212
#	Phoenix Silicon International Corp.	34,000	125,113
*	Phytohealth Corp.	18,000	10,642
	Pixart Imaging, Inc.	34,000	169,955
	Planet Technology Corp.	14,000	66,707
	Plastron Precision Co. Ltd.	51,126	23,976
	Polytronics Technology Corp.	12,564	21,504
	Posiflex Technology, Inc.	3,000	17,175
	Pou Chen Corp.	640,000	706,448
	Power Wind Health Industry, Inc.	11,968	41,987
*	Powerchip Semiconductor Manufacturing Corp.	803,000	568,926
	Powertech Technology, Inc.	339,000	1,704,634
	Poya International Co. Ltd.	20,353	318,290
	President Chain Store Corp.	79,000	669,148
	President Securities Corp.	455,652	383,231
	Primax Electronics Ltd.	181,000	507,050
#	Prince Housing & Development Corp.	421,000	159,840
#	Princeton Technology Corp.	11,000	7,724
	Pro Hawk Corp.	6,000	31,271
#	Promate Electronic Co. Ltd.	39,000	106,343
	Prosperity Dielectrics Co. Ltd.	35,086	54,392
#	Qisda Corp.	303,000	323,558
	QST International Corp.	27,819	63,873
	Qualipoly Chemical Corp.	21,000	30,352
	Quang Viet Enterprise Co. Ltd.	17,000	57,280
	Quanta Computer, Inc.	65,000	553,784
#	Quanta Storage, Inc.	62,000	190,931
	Quintain Steel Co. Ltd.	68,209	29,671
#	Radiant Opto-Electronics Corp.	159,000	868,339
*	Radium Life Tech Co. Ltd.	305,437	108,610
	Rafael Microelectronics, Inc.	3,821	14,091
	Raydium Semiconductor Corp.	2,000	22,923
	Realtek Semiconductor Corp.	20,000	315,499
	Rechi Precision Co. Ltd.	119,000	110,248

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rexon Industrial Corp. Ltd.	29,000	$37,666
*	Rich Development Co. Ltd.	251,000	105,402
*	Right WAY Industrial Co. Ltd.	17,000	8,665
*	Ritek Corp.	311,084	172,467
	Rodex Fasteners Corp.	13,000	17,716
	Ruentex Development Co. Ltd.	372,888	585,384
	Ruentex Engineering & Construction Co.	19,000	132,248
	Ruentex Industries Ltd.	176,904	435,012
	Run Long Construction Co. Ltd.	61,000	229,004
	Sakura Development Co. Ltd.	13,910	33,681
	Sampo Corp.	104,400	90,004
	San Fang Chemical Industry Co. Ltd.	75,679	72,859
	San Far Property Ltd.	66,925	89,751
	San Fu Chemical Co. Ltd.	6,000	23,555
	San Shing Fastech Corp.	44,000	76,239
	Sanitar Co. Ltd.	13,000	16,159
#	Sanyang Motor Co. Ltd.	153,000	358,369
	Savior Lifetec Corp.	72,074	49,119
	SCI Pharmtech, Inc.	8,901	24,766
#	Scientech Corp.	10,000	125,184
	ScinoPharm Taiwan Ltd.	50,000	39,505
	SDI Corp.	28,000	102,677
	Sea Sonic Electronics Co. Ltd.	19,000	47,469
	Senao International Co. Ltd.	28,000	31,677
	Senao Networks, Inc.	10,000	48,862
	Sensortek Technology Corp.	6,000	53,516
#	Sercomm Corp.	85,000	296,916
	Sesoda Corp.	79,104	85,781
#	Shanghai Commercial & Savings Bank Ltd.	419,903	534,947
	Shan-Loong Transportation Co. Ltd.	44,000	29,784
	Sharehope Medicine Co. Ltd.	17,001	16,333
	Sheh Fung Screws Co. Ltd.	11,000	19,973
	Sheng Yu Steel Co. Ltd.	40,000	31,186
	ShenMao Technology, Inc.	21,000	46,348
#	Shieh Yih Machinery Industry Co. Ltd.	28,000	36,584
	Shih Her Technologies, Inc.	19,000	53,145
*	Shih Wei Navigation Co. Ltd.	165,666	96,696
#	Shihlin Electric & Engineering Corp.	64,000	471,404
	Shin Hsiung Natural Gas Co. Ltd.	13,590	21,936
*	Shin Kong Financial Holding Co. Ltd.	3,422,879	1,136,885
	Shin Ruenn Development Co. Ltd.	13,000	43,965
	Shin Zu Shing Co. Ltd.	52,980	345,313
#	Shinfox Energy Co. Ltd.	15,000	72,870
#*	Shining Building Business Co. Ltd.	191,632	67,747
	Shinkong Insurance Co. Ltd.	78,000	225,541
	Shinkong Synthetic Fibers Corp.	548,000	287,181
	Shinkong Textile Co. Ltd.	14,000	20,496
	Shiny Chemical Industrial Co. Ltd.	25,360	119,022
#	ShunSin Technology Holding Ltd.	7,000	48,652
	Shuttle, Inc.	77,000	53,654
	Sigurd Microelectronics Corp.	233,226	551,519
	Silergy Corp.	26,000	359,463
	Silicon Integrated Systems Corp.	13,000	31,379
	Simplo Technology Co. Ltd.	34,600	380,260
	Sinbon Electronics Co. Ltd.	60,064	603,689
	Sincere Navigation Corp.	133,900	108,636
	Sinher Technology, Inc.	28,000	28,839
	Sinmag Equipment Corp.	17,420	78,104
#	Sino-American Silicon Products, Inc.	197,000	1,160,562

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	180,000	$251,509
	SinoPac Financial Holdings Co. Ltd.	1,898,324	1,545,250
	Sinopower Semiconductor, Inc.	7,000	21,357
	Sinphar Pharmaceutical Co. Ltd.	30,340	35,384
	Sinyi Realty, Inc.	80,544	84,055
	Sirtec International Co. Ltd.	42,800	47,057
	Sitronix Technology Corp.	51,000	388,379
	Siward Crystal Technology Co. Ltd.	64,000	60,085
	Soft-World International Corp.	21,000	84,237
	Solar Applied Materials Technology Corp.	117,398	227,608
	Solteam, Inc.	11,849	18,351
*	Solytech Enterprise Corp.	26,000	11,944
	Sonix Technology Co. Ltd.	50,000	73,743
	Speed Tech Corp.	28,000	43,471
#	Sporton International, Inc.	26,330	180,649
	St. Shine Optical Co. Ltd.	21,000	113,013
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	72,746
	Standard Foods Corp.	114,402	138,480
	Stark Technology, Inc.	19,200	68,615
	STL Technology Co. Ltd.	11,000	9,332
	Sumeeko Industries Co. Ltd.	8,000	31,886
	Sun Yad Construction Co. Ltd.	51,149	32,517
	Sunfun Info Co. Ltd.	2,920	21,399
	Sunjuice Holdings Co. Ltd.	5,000	27,184
	Sunko INK Co. Ltd.	55,250	26,272
	SunMax Biotechnology Co. Ltd.	11,000	92,464
	Sunny Friend Environmental Technology Co. Ltd.	23,737	71,890
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	223,535
	Sunplus Innovation Technology, Inc.	6,000	29,957
*	Sunplus Technology Co. Ltd.	183,000	183,560
	Sunrex Technology Corp.	34,561	57,546
	Sunspring Metal Corp.	41,351	41,234
	Supreme Electronics Co. Ltd.	169,487	404,926
	Swancor Holding Co. Ltd.	12,000	41,730
	Sweeten Real Estate Development Co. Ltd.	23,320	31,761
	Symtek Automation Asia Co. Ltd.	16,111	56,585
#	Syncmold Enterprise Corp.	45,000	137,400
	Synmosa Biopharma Corp.	65,136	81,171
	Synnex Technology International Corp.	273,250	593,588
	Systex Corp.	51,000	190,767
	T3EX Global Holdings Corp.	35,039	99,436
#	TA Chen Stainless Pipe	599,820	716,294
	Ta Liang Technology Co. Ltd.	22,660	50,655
#	Ta Ya Electric Wire & Cable	124,174	205,890
	Tah Hsin Industrial Corp.	16,011	35,042
	TA-I Technology Co. Ltd.	34,750	53,756
*	Tai Tung Communication Co. Ltd.	28,511	24,273
	Taichung Commercial Bank Co. Ltd.	1,428,458	776,495
	TaiDoc Technology Corp.	16,471	81,468
#	Taiflex Scientific Co. Ltd.	73,280	122,857
	Taimide Tech, Inc.	34,450	43,649
	Tainan Enterprises Co. Ltd.	37,000	42,520
#	Tainan Spinning Co. Ltd.	518,240	279,187
*	Tainergy Tech Co. Ltd.	16,000	10,529
	Tai-Saw Technology Co. Ltd.	27,000	22,938
	Taishin Financial Holding Co. Ltd.	1,887,436	1,169,766
#	TaiSol Electronics Co. Ltd.	11,000	28,708
*	Taisun Enterprise Co. Ltd.	69,000	44,189
	Taita Chemical Co. Ltd.	86,197	47,907

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	$51,749
	Taiwan Business Bank	1,866,392	1,069,401
	Taiwan Chelic Corp. Ltd.	6,000	9,526
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	44,524
	Taiwan Cogeneration Corp.	121,728	172,070
	Taiwan Cooperative Financial Holding Co. Ltd.	1,357,816	1,113,388
	Taiwan FamilyMart Co. Ltd.	17,000	98,088
	Taiwan Fertilizer Co. Ltd.	231,000	454,583
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	82,506
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	61,604
#*	Taiwan Glass Industry Corp.	400,046	213,665
	Taiwan High Speed Rail Corp.	306,000	277,871
	Taiwan Hon Chuan Enterprise Co. Ltd.	99,927	476,702
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	54,000	68,185
	Taiwan IC Packaging Corp.	25,000	15,223
††	Taiwan Land Development Corp.	269,666	4,123
	Taiwan Line Tek Electronic	13,390	13,092
	Taiwan Mask Corp.	58,000	127,128
	Taiwan Mobile Co. Ltd.	325,000	1,045,526
	Taiwan Navigation Co. Ltd.	88,000	90,867
	Taiwan Paiho Ltd.	103,000	211,010
	Taiwan PCB Techvest Co. Ltd.	101,000	114,563
	Taiwan Sakura Corp.	51,200	151,741
	Taiwan Sanyo Electric Co. Ltd.	28,000	35,834
	Taiwan Secom Co. Ltd.	77,000	311,534
	Taiwan Semiconductor Co. Ltd.	78,000	150,559
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	34,130,408
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	129,369	21,449,380
	Taiwan Shin Kong Security Co. Ltd.	74,560	92,098
	Taiwan Styrene Monomer	119,000	50,446
	Taiwan Surface Mounting Technology Corp.	78,800	297,408
	Taiwan Taxi Co. Ltd.	11,292	38,393
*	Taiwan TEA Corp.	281,000	190,374
	Taiwan Union Technology Corp.	65,000	320,874
#	Taiwan-Asia Semiconductor Corp.	117,889	136,622
	Taiyen Biotech Co. Ltd.	42,000	43,576
*	Tatung Co. Ltd.	318,000	487,275
	TCC Group Holdings Co. Ltd.	923,102	976,669
	TCI Co. Ltd.	30,256	132,112
	Te Chang Construction Co. Ltd.	29,000	51,317
	Teco Electric & Machinery Co. Ltd.	440,000	654,313
	Tehmag Foods Corp.	8,560	81,920
	Tera Autotech Corp.	29,187	24,184
	Test Research, Inc.	42,000	188,739
	Test Rite International Co. Ltd.	62,000	38,537
#	Thermaltake Technology Co. Ltd.	19,000	23,546
	Thinking Electronic Industrial Co. Ltd.	24,000	121,562
	Thye Ming Industrial Co. Ltd.	44,800	104,235
	Ton Yi Industrial Corp.	294,000	133,347
	Tong Hsing Electronic Industries Ltd.	67,233	284,374
	Tong Yang Industry Co. Ltd.	129,000	366,996
	Tong-Tai Machine & Tool Co. Ltd.	85,060	73,426
	Top Union Electronics Corp.	11,539	10,903
	Topco Scientific Co. Ltd.	50,288	413,627
	Topkey Corp.	26,000	148,241
	Topoint Technology Co. Ltd.	65,200	70,512
	Toung Loong Textile Manufacturing	42,840	30,811
#*	TPK Holding Co. Ltd.	139,000	188,587
	Trade-Van Information Services Co.	11,000	25,335

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	24,000	$72,853
	Transcom, Inc.	8,800	42,691
	Tripod Technology Corp.	149,000	914,420
	Tsann Kuen Enterprise Co. Ltd.	11,226	11,933
	TSC Auto ID Technology Co. Ltd.	12,680	74,514
#	TSEC Corp.	80,790	68,334
	TSRC Corp.	216,000	149,983
	Ttet Union Corp.	12,000	52,033
	TTFB Co. Ltd.	4,989	31,741
	TTY Biopharm Co. Ltd.	60,000	135,492
#*	Tul Corp.	19,000	44,660
	Tung Ho Steel Enterprise Corp.	248,570	557,682
	Tung Thih Electronic Co. Ltd.	19,000	54,669
	TURVO International Co. Ltd.	10,410	40,041
	TXC Corp.	99,000	312,652
#	TYC Brother Industrial Co. Ltd.	116,000	233,606
	Tycoons Group Enterprise	100,991	31,886
*	Tyntek Corp.	110,000	62,974
#	TZE Shin International Co. Ltd.	42,000	34,118
	UDE Corp.	34,000	76,400
	Ultra Chip, Inc.	18,000	48,111
	U-Ming Marine Transport Corp.	189,000	298,448
	Unic Technology Corp.	28,000	29,380
	Unictron Technologies Corp.	8,000	17,623
#	Unimicron Technology Corp.	368,000	2,050,648
	Union Bank of Taiwan	794,360	362,184
	Uni-President Enterprises Corp.	996,560	2,561,065
	Unitech Computer Co. Ltd.	14,000	15,543
	Unitech Printed Circuit Board Corp.	198,586	216,857
*	United Alloy-Tech Co.	16,000	15,951
	United Integrated Services Co. Ltd.	47,000	492,384
	United Microelectronics Corp. (2303 TT)	1,328,000	2,115,627
	United Orthopedic Corp.	24,422	68,601
	United Recommend International Co. Ltd.	15,682	32,717
#*	United Renewable Energy Co. Ltd.	502,206	194,767
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	213,397	216,959
	Universal Vision Biotechnology Co. Ltd.	15,476	105,734
	UPC Technology Corp.	321,221	122,989
*	UPI Semiconductor Corp.	10,000	79,459
	Userjoy Technology Co. Ltd.	9,794	23,908
	USI Corp.	370,204	178,728
	Utechzone Co. Ltd.	15,000	52,410
	Value Valves Co. Ltd.	10,000	31,091
	Vanguard International Semiconductor Corp.	269,000	958,843
	Ve Wong Corp.	18,000	29,275
	Ventec International Group Co. Ltd.	21,000	46,180
	Viking Tech Corp.	16,000	26,456
	Visco Vision, Inc.	8,000	60,384
	VisEra Technologies Co. Ltd.	12,000	121,518
	Visual Photonics Epitaxy Co. Ltd.	24,500	113,581
	Voltronic Power Technology Corp.	15,442	878,884
	Wafer Works Corp.	137,048	153,807
#	Waffer Technology Corp.	22,463	51,644
	Wah Hong Industrial Corp.	27,000	27,608
	Wah Lee Industrial Corp.	76,500	320,816
#	Walsin Lihwa Corp.	669,038	705,951
	Walsin Technology Corp.	97,398	342,165
	Walton Advanced Engineering, Inc.	127,000	71,311

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wan Hai Lines Ltd.	136,500	$325,610
	WEI Chih Steel Industrial Co. Ltd.	31,000	23,870
	Wei Chuan Foods Corp.	104,000	57,658
#	Weikeng Industrial Co. Ltd.	134,734	136,799
	Well Shin Technology Co. Ltd.	34,000	71,917
	Welldone Co.	8,000	12,345
	Wholetech System Hitech Ltd.	19,000	57,184
*	Win Semiconductors Corp.	89,840	372,760
	Winbond Electronics Corp.	1,052,479	750,338
	Winmate, Inc.	6,000	23,934
	Winstek Semiconductor Co. Ltd.	28,000	91,601
	WinWay Technology Co. Ltd.	5,000	161,712
	Wisdom Marine Lines Co. Ltd.	158,236	343,156
*	Wiselink Co. Ltd.	3,000	14,455
	Wistron Corp.	448,288	1,348,829
	Wistron Information Technology & Services Corp.	10,329	37,401
	Wistron NeWeb Corp.	112,796	487,081
	Wiwynn Corp.	11,000	697,224
	Wonderful Hi-Tech Co. Ltd.	44,357	49,452
#	Wowprime Corp.	35,184	226,092
	WPG Holdings Ltd.	425,520	1,121,308
	WT Microelectronics Co. Ltd.	102,829	327,317
#	WUS Printed Circuit Co. Ltd.	70,735	112,751
	XinTec, Inc.	54,000	389,761
	Xxentria Technology Materials Corp.	49,813	101,962
	Ya Horng Electronic Co. Ltd.	6,000	11,796
	Yageo Corp.	45,440	1,108,087
	Yang Ming Marine Transport Corp.	343,215	665,101
#	Yankey Engineering Co. Ltd.	15,022	143,547
	YC INOX Co. Ltd.	93,094	68,219
#	Yea Shin International Development Co. Ltd.	101,236	157,701
*	Yeh-Chiang Technology Corp.	10,000	9,480
	Yem Chio Co. Ltd.	185,936	125,124
	Yen Sun Technology Corp.	11,000	17,301
#*	Yeong Guan Energy Technology Group Co. Ltd.	43,164	56,672
	YFC-Boneagle Electric Co. Ltd.	32,321	22,337
#	YFY, Inc.	469,000	426,673
	Yi Jinn Industrial Co. Ltd.	92,800	59,931
	Yieh Phui Enterprise Co. Ltd.	366,212	169,684
	Yonyu Plastics Co. Ltd.	38,000	34,535
	Young Fast Optoelectronics Co. Ltd.	30,000	57,385
	Youngtek Electronics Corp.	30,160	67,496
	Yuanta Financial Holding Co. Ltd.	1,619,938	1,625,249
	Yuanta Futures Co. Ltd.	15,792	42,414
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	54,541
#	Yulon Finance Corp.	94,223	445,332
#	Yulon Motor Co. Ltd.	239,536	447,482
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	34,001
#	Yungshin Construction & Development Co. Ltd.	30,000	265,044
	YungShin Global Holding Corp.	42,800	68,565
	Yusin Holding Corp.	6,000	19,300
	Zeng Hsing Industrial Co. Ltd.	23,635	73,161
	Zenitron Corp.	78,000	82,895
	Zero One Technology Co. Ltd.	40,528	127,954
	Zhen Ding Technology Holding Ltd.	181,400	765,043
*	Zig Sheng Industrial Co. Ltd.	168,000	66,440
#*	Zinwell Corp.	137,000	81,659
	Zippy Technology Corp.	45,000	88,745

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zyxel Group Corp.	79,944	$89,222
TOTAL TAIWAN			249,973,789
THAILAND — (0.5%)
	AAPICO Hitech PCL (AH/F TB)	71,300	32,004
*	Absolute Clean Energy PCL	1,035,800	38,358
	Advanced Info Service PCL	74,900	491,699
	Advanced Information Technology PCL, Class F	290,300	33,228
	AEON Thana Sinsap Thailand PCL	29,800	95,724
	After You PCL	82,900	18,838
	Airports of Thailand PCL	162,100	256,941
	Allianz Ayudhya Capital PCL	9,200	8,582
	Amata Corp. PCL	237,000	156,914
	AP Thailand PCL	765,200	176,031
	Asia Plus Group Holdings PCL	679,600	43,470
	Asia Sermkij Leasing PCL, NVDR	24,600	7,730
	Asian Sea Corp. PCL, Class F	80,200	20,700
	Asset World Corp. PCL	682,200	69,665
	Assetwise PCL	49,300	10,373
	B Grimm Power PCL	108,000	65,445
	Bangchak Corp. PCL	415,900	367,537
	Bangchak Sriracha PCL	39,800	8,263
	Bangkok Airways PCL	108,200	63,745
	Bangkok Bank PCL (BBLF TB)	45,200	173,724
	Bangkok Bank PCL (BBLR TB), NVDR	35,500	136,443
	Bangkok Chain Hospital PCL	243,300	117,401
	Bangkok Commercial Asset Management PCL	527,100	99,816
	Bangkok Dusit Medical Services PCL, Class F	530,500	390,675
	Bangkok Expressway & Metro PCL	677,440	148,240
	Bangkok Land PCL	5,607,400	84,949
	Bangkok Life Assurance PCL, NVDR	137,800	67,653
	Banpu PCL	1,516,833	214,897
	Banpu Power PCL	99,800	33,878
	BCPG PCL	224,000	34,563
	BEC World PCL	309,452	32,816
#	Berli Jucker PCL	175,350	101,830
*	Better World Green PCL	1,758,200	21,210
*	Beyond Securities PCL	308,400	7,873
	BKI Holdings PCL	15,100	119,885
#	BTS Group Holdings PCL	924,800	111,562
	Bumrungrad Hospital PCL	60,900	420,295
	Cal-Comp Electronics Thailand PCL, Class F	1,521,743	158,813
	Carabao Group PCL, Class F	45,100	83,507
	Central Pattana PCL	119,300	184,916
	Central Plaza Hotel PCL	65,900	76,262
	Central Retail Corp. PCL	227,375	202,529
	CH Karnchang PCL	232,300	126,431
*	Charoen Pokphand Foods PCL	451,977	304,319
	Chayo Group PCL	214,900	16,640
	Chularat Hospital PCL, Class F	1,709,500	115,102
#	CK Power PCL	271,900	29,597
	Com7 PCL, Class F	208,300	119,212
	CP ALL PCL	119,700	195,610
	CP Axtra PCL	42,500	36,366
	Delta Electronics Thailand PCL	151,500	433,525
	Dhipaya Group Holdings PCL	133,200	105,566
	Diamond Building Products PCL	85,800	19,257
	Dohome PCL	74,540	23,421
	Dynasty Ceramic PCL	1,168,620	66,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	259,000	$33,424
	Ekachai Medical Care PCL	97,682	18,224
	Electricity Generating PCL	27,900	76,706
#	Energy Absolute PCL	292,500	29,541
	Exotic Food PCL, Class F	42,200	28,887
#	Forth Corp. PCL	71,200	20,774
	Frasers Property Thailand PCL	25,000	10,170
	GFPT PCL	118,400	43,181
	Global Green Chemicals PCL, Class F	113,600	15,489
#	Global Power Synergy PCL, Class F	50,831	56,685
*	Green Tech Ventures PCL, Class F	1,921,500	6,469
	Gulf Energy Development PCL	78,400	105,025
	Gunkul Engineering PCL	948,800	55,366
	Haad Thip PCL	60,800	26,780
	Hana Microelectronics PCL	127,600	166,458
	Heng Leasing & Capital PCL	169,400	5,085
	Home Product Center PCL	636,320	162,449
	Ichitan Group PCL	223,800	101,085
	Index Livingmall PCL	63,600	31,938
	Indorama Ventures PCL	235,200	127,349
	Intouch Holdings PCL, Class F	10,900	25,151
	IRPC PCL	2,903,500	119,740
	IT City PCL	21,800	3,088
*	Italian-Thai Development PCL	1,448,300	24,785
#	Jasmine International PCL	1,589,900	123,998
*	Jasmine Technology Solution PCL	12,300	21,481
#*	Jaymart Group Holdings PCL	154,700	52,080
#	JMT Network Services PCL	145,680	46,591
	Karmarts PCL	394,800	140,664
	Kasikornbank PCL (KBANKF TB)	27,800	102,949
	KCE Electronics PCL	186,800	233,205
	KGI Securities Thailand PCL	504,800	59,480
#	Khon Kaen Sugar Industry PCL	625,296	29,822
#	Kiatnakin Phatra Bank PCL	90,400	97,641
	Krung Thai Bank PCL	312,000	158,429
	Krungthai Card PCL	128,800	140,923
	Lalin Property PCL	23,700	4,255
	Land & Houses PCL (LHF TB)	1,213,500	195,753
	Land & Houses PCL (LHR TB), NVDR	108,300	17,470
	Lanna Resources PCL	121,200	47,603
	LH Financial Group PCL	1,555,400	35,345
	Loxley PCL	909,200	36,220
#	LPN Development PCL	565,100	50,097
	Major Cineplex Group PCL	140,100	51,882
*	Malee Group PCL	56,000	16,653
	MBK PCL	284,412	130,058
	MC Group PCL	93,300	26,960
	MCS Steel PCL	101,800	19,135
	Mega Lifesciences PCL	117,700	120,523
	Minor International PCL	427,146	350,513
	MK Restaurants Group PCL	60,200	44,333
	Moshi Moshi Retail Corp. PLC	9,100	12,446
	Muangthai Capital PCL	124,500	140,584
	Netbay PCL	22,700	8,534
	Ngern Tid Lor PCL	198,668	86,947
	Noble Development PCL	162,000	14,998
	Nonthavej Hospital PCL	10,100	9,421
	Northeast Rubber PCL	278,200	37,775
*	Nusasiri PCL	1,219,100	10,602

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	315,200	$39,439
#	Osotspa PCL	262,100	177,209
#	Plan B Media PCL, Class F	667,764	138,630
*	Platinum Group PCL, Class F	367,600	21,863
	Polyplex Thailand PCL	171,000	58,047
	Praram 9 Hospital PCL	83,800	42,082
#	Precious Shipping PCL	252,100	58,348
	Prima Marine PCL	355,600	85,296
	Property Perfect PCL	2,100,385	9,428
	Pruksa Holding PCL	285,400	71,260
	PTG Energy PCL	374,700	83,045
	PTT Exploration & Production PCL	257,700	1,062,755
	PTT Global Chemical PCL	250,400	191,427
	PTT Oil & Retail Business PCL	130,400	57,801
	PTT PCL	1,306,600	1,172,989
	Quality Houses PCL	2,775,632	139,385
	R&B Food Supply PCL	50,900	10,853
*	Rabbit Holdings PCL, Class F	4,054,534	63,699
	Rajthanee Hospital PCL	75,000	49,656
#	Ratch Group PCL	133,400	103,853
	Ratchaphruek Hospital PCL, Class F	70,600	11,488
#	Ratchthani Leasing PCL	855,510	42,481
#	Regional Container Lines PCL	140,400	89,412
	Rojana Industrial Park PCL	322,357	51,096
#	RS PCL	190,710	66,878
	S Hotels & Resorts PCL	530,400	29,760
	Sabina PCL	76,585	47,053
	Saha Pathana Inter-Holding PCL	18,900	34,067
	Saha Pathanapibul PCL	6,200	10,306
	Sahamitr Pressure Container PCL	69,300	17,886
	Saha-Union PCL	22,400	18,853
	Saksiam Leasing PCL	176,300	25,719
*	Samart Corp. PCL	126,000	22,093
	Sansiri PCL	4,857,500	228,941
	Sappe PCL	33,800	86,764
	SC Asset Corp. PCL	708,025	51,644
	SCB X PCL	77,300	223,367
††	SCG Ceramics PCL	312,000	3,239
	SCG Packaging PCL	92,500	73,310
	Sermsang Power Corp. Co. Ltd.	81,457	14,283
	Siam Cement PCL, NVDR	5,100	31,620
	Siam Cement PCL	25,700	159,341
	Siam City Cement PCL (SCCC/F TB)	16,168	61,461
#	Siam Global House PCL	98,523	42,566
	Siam Wellness Group PCL, Class F	183,000	34,911
	Siamgas & Petrochemicals PCL	221,200	41,578
	Sikarin PCL, Class F	215,200	59,166
*	Singer Thailand PCL	51,800	11,698
	Singha Estate PCL	496,000	10,436
	Sino-Thai Engineering & Construction PCL	60,500	16,124
	SISB PCL	37,500	34,191
	Somboon Advance Technology PCL	74,100	24,114
	SPCG PCL	175,825	39,955
	Sri Trang Agro-Industry PCL	317,840	176,553
	Sri Trang Gloves Thailand PCL	340,700	86,023
#	Srinanaporn Marketing PCL	92,100	32,298
	Srisawad Capital 1969 PCL	343,944	13,219
	Srisawad Corp. PCL	167,713	152,915
*	Star Petroleum Refining PCL	482,813	104,297

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	STP & I PCL	412,920	$34,984
	Supalai PCL	498,100	236,159
*	Super Energy Corp. PCL	5,584,020	42,297
	Susco PCL	111,200	10,732
	SVI PCL	101,500	22,780
	Syntec Construction PCL	242,400	10,405
	TAC Consumer PCL, Class F	98,800	13,027
	Taokaenoi Food & Marketing PCL, Class F	197,000	53,057
	Thai Oil PCL	218,884	310,104
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	51,104
	Thai Union Group PCL, Class F	547,800	222,839
	Thai Vegetable Oil PCL	92,250	52,796
	Thai Wah PCL, Class F	134,500	13,659
	Thaicom PCL	188,200	66,526
	Thaifoods Group PCL, Class F	489,900	54,701
	Thanachart Capital PCL	97,700	128,823
	Thonburi Healthcare Group PCL	59,200	44,842
	Thoresen Thai Agencies PCL	544,900	95,543
	Tipco Asphalt PCL (TASCO/F TB)	208,200	92,287
	TIPCO Foods PCL	132,600	37,200
	Tisco Financial Group PCL (TISCO/F TB)	37,100	96,276
	Tisco Financial Group PCL (TISCOR TB), NVDR	31,000	80,446
	TKS Technologies PCL	86,100	17,391
	TMBThanachart Bank PCL	2,923,949	138,630
	TOA Paint Thailand PCL	134,000	68,419
	TPI Polene PCL	2,384,500	76,261
	TPI Polene Power PCL	801,627	63,869
	TQM Alpha PCL	74,800	58,757
*	True Corp. PCL	1,419,293	368,311
	TTW PCL	254,500	63,188
	Union Auction PCL	164,600	45,485
	United Paper PCL	73,700	22,330
	Univanich Palm Oil PCL	213,600	50,037
*	VGI PCL	1,224,150	55,979
	WHA Corp. PCL	528,700	77,870
	WHA Utilities & Power PCL	205,600	23,995
*	Xspring Capital PCL	1,577,100	42,475
*	YGGDRAZIL Group PCL	15,600	648
TOTAL THAILAND			19,412,533
TURKEY — (0.2%)
	Akbank TAS	274,539	512,795
	Aksa Akrilik Kimya Sanayii AS	254,208	77,769
	Aksa Enerji Uretim AS	67,910	84,697
	Alarko Holding AS	38,338	121,312
*	Albaraka Turk Katilim Bankasi AS	411,937	77,998
*	Alkim Alkali Kimya AS	26,857	26,963
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	183,527
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	106,774
	Anadolu Hayat Emeklilik AS	37,705	132,836
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	39,350
	Bera Holding AS	237,186	122,051
	BIM Birlesik Magazalar AS	9,443	178,451
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,261	66,633
	Borusan Yatirim ve Pazarlama AS	421	26,923
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	11,261
	Cimsa Cimento Sanayi VE Ticaret AS	101,808	103,669
	Coca-Cola Icecek AS	6,012	153,611
	Dogan Sirketler Grubu Holding AS	492,406	249,518

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	EGE Endustri VE Ticaret AS	186	$68,648
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	67,643
Ω	Enerjisa Enerji AS	30,781	62,779
	Enka Insaat ve Sanayi AS	92,855	130,684
	Eregli Demir ve Celik Fabrikalari TAS	35,118	59,422
	Ford Otomotiv Sanayi AS	5,656	169,831
	Global Yatirim Holding AS	120,279	59,184
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	41,105
	GSD Holding AS	65,759	7,670
*	Gubre Fabrikalari TAS	6,467	31,710
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	32,826
*	Is Finansal Kiralama AS	35,715	14,817
	Is Yatirim Menkul Degerler AS	123,776	139,873
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	38,641	27,869
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	181,636
	KOC Holding AS	38,439	249,671
*	Kordsa Teknik Tekstil AS	17,841	52,727
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	35,660
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	69,056	235,045
	Migros Ticaret AS	4,758	75,813
*Ω	MLP Saglik Hizmetleri AS	5,480	60,821
*	NET Holding AS	46,404	47,670
	Nuh Cimento Sanayi AS	11,606	107,258
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	29,274
*	Oyak Cimento Fabrikalari AS	17,621	42,182
*	Pegasus Hava Tasimaciligi AS	42,673	288,554
*	Petkim Petrokimya Holding AS	190,463	138,850
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	62,126	62,223
	Sekerbank Turk AS	297,514	38,437
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	108,878
	Sok Marketler Ticaret AS	14,028	25,337
*	TAV Havalimanlari Holding AS	10,591	82,753
*	Tekfen Holding AS	54,325	94,756
*	Teknosa Ic Ve Dis Ticaret AS	29,428	27,721
	Tofas Turk Otomobil Fabrikasi AS	16,778	141,907
*	Turk Hava Yollari AO	66,244	578,366
*	Turk Telekomunikasyon AS	64,091	98,915
	Turkcell Iletisim Hizmetleri AS	237,210	756,669
	Turkiye Petrol Rafinerileri AS	37,450	184,669
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	51,624
	Turkiye Sise ve Cam Fabrikalari AS	216,994	308,197
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	43,350
*	Ulker Biskuvi Sanayi AS	49,077	248,579
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	70,327
	Yapi ve Kredi Bankasi AS	548,219	499,366
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	57,735
*	Zorlu Enerji Elektrik Uretim AS	297,691	49,173
TOTAL TURKEY			8,264,342
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	554,473	1,343,434
	Abu Dhabi Islamic Bank PJSC	345,132	1,150,938
	Abu Dhabi National Hotels	1,333,729	224,727
	Abu Dhabi National Insurance Co. PSC	21,800	36,211
	Abu Dhabi National Oil Co. for Distribution PJSC	379,684	368,892
*	Abu Dhabi Ports Co. PJSC	96,625	136,784
	Abu Dhabi Ship Building Co. PJSC	10,866	11,841
	ADNOC Drilling Co. PJSC	275,617	330,303
	Agility Global PLC	682,622	215,587

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	125,192	$244,225
	Air Arabia PJSC	731,475	524,062
*	Ajman Bank PJSC	257,469	131,006
*	AL Seer Marine Supplies & Equipment Co. LLC	68,709	77,665
	AL Yah Satellite Communications Co-PJSC-Yah Sat	297,857	170,982
	Aldar Properties PJSC	150,742	303,355
*	Alpha Dhabi Holding PJSC	16,797	55,578
	Amanat Holdings PJSC	473,891	143,099
*	Amlak Finance PJSC	316,009	65,313
*	Apex Investment Co. PSC	170,456	78,741
*††	Arabtec Holding PJSC	67,000	0
*	Aramex PJSC	243,314	165,059
	Burjeel Holdings PLC	305,630	222,333
*	Dana Gas PJSC	2,096,637	390,963
	Deyaar Development PJSC	530,218	102,637
	Dubai Electricity & Water Authority PJSC	452,504	293,247
	Dubai Financial Market PJSC	278,817	97,186
	Dubai Investments PJSC	778,003	431,755
	Dubai Islamic Bank PJSC	910,545	1,450,716
	Emaar Development PJSC	415,278	960,496
	Emaar Properties PJSC	1,164,098	2,735,006
	Emirates Central Cooling Systems Corp.	584,752	262,662
	Emirates Driving Co.	104,206	79,164
	Emirates Integrated Telecommunications Co. PJSC	242,811	400,117
	Emirates NBD Bank PJSC	370,341	1,924,588
*	Emirates Reem Investments PJSC	18,399	12,927
	Emirates Telecommunications Group Co. PJSC	212,351	947,007
*	EMSTEEL Building Materials PJSC	689,064	251,556
*	Eshraq Investments PJSC	555,277	48,517
	Fertiglobe PLC	244,774	165,280
	First Abu Dhabi Bank PJSC	231,228	821,693
*	Ghitha Holding PJSC	9,279	76,605
*	Gulf Navigation Holding PJSC	41,242	67,275
*	Gulf Pharmaceutical Industries PSC	102,715	24,806
*	Manazel PJSC	560,892	55,754
*	Multiply Group PJSC	957,206	599,563
	National Central Cooling Co. PJSC	61,089	50,815
*	National Corp. for Tourism & Hotels	71,717	56,692
	Palms Sports PrJSC	10,658	28,937
	RAK Properties PJSC	448,701	130,610
	Ras Al Khaimah Ceramics	179,040	112,675
	Salik Co. PJSC	294,922	270,679
	Taaleem Holdings PJSC	29,415	29,930
	TECOM Group PJSC	110,219	82,206
*	Union Properties PJSC	961,862	99,760
TOTAL UNITED ARAB EMIRATES			19,061,959
UNITED KINGDOM — (8.9%)
	3i Group PLC	156,468	6,294,819
	4imprint Group PLC	9,332	728,685
	abrdn PLC	423,686	926,596
*	Accsys Technologies PLC	1,612	1,135
	Admiral Group PLC	41,894	1,484,707
	Advanced Medical Solutions Group PLC	48,082	152,345
	AG Barr PLC	27,400	226,999
Ω	Airtel Africa PLC	373,967	548,285
	AJ Bell PLC	106,007	629,547
Ω	Alfa Financial Software Holdings PLC	42,001	100,855
	Alliance Pharma PLC	108,493	53,108

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo American PLC	113,579	$3,443,297
	Anglo-Eastern Plantations PLC	5,576	44,928
	Anglogold Ashanti PLC (AU US)	12,768	358,525
	Antofagasta PLC	26,624	693,267
*	AO World PLC	43,874	65,859
#	Ascential PLC	54,117	398,598
	Ashmore Group PLC	102,756	228,028
	Ashtead Group PLC	59,713	4,309,332
	Ashtead Technology Holdings PLC	14,133	157,972
#*	ASOS PLC	1,336	6,217
	Associated British Foods PLC	42,973	1,371,924
*Ω	Aston Martin Lagonda Global Holdings PLC	35,003	70,173
	AstraZeneca PLC (AZN LN)	47,070	7,478,047
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	7,305,149
	Atalaya Mining PLC	23,070	112,830
*	Auction Technology Group PLC	19,370	126,495
Ω	Auto Trader Group PLC	197,470	2,068,471
	Aviva PLC	261,096	1,681,950
	Avon Protection PLC	6,578	110,611
	B&M European Value Retail SA	246,672	1,485,453
	Babcock International Group PLC	259,323	1,773,866
	BAE Systems PLC	101,491	1,692,678
Ω	Bakkavor Group PLC	63,468	125,965
	Balfour Beatty PLC	170,034	918,006
	Bank of Georgia Group PLC	18,144	1,066,672
	Barclays PLC (BARC LN)	1,015,658	3,037,128
	Barclays PLC (BCS US), Sponsored ADR	18,116	215,943
	Barratt Developments PLC	269,576	1,824,191
	Beazley PLC	109,699	964,200
	Begbies Traynor Group PLC	13,528	17,994
	Bellway PLC	46,452	1,705,620
	Berkeley Group Holdings PLC	24,076	1,571,740
	Bloomsbury Publishing PLC	23,687	225,961
	Bodycote PLC	57,498	514,301
#*	boohoo Group PLC	178,266	74,052
	BP PLC (BP LN)	266,095	1,572,917
	BP PLC (BP US), Sponsored ADR	344,281	12,184,105
	Braemar PLC	11,607	46,355
	Breedon Group PLC	79,543	442,480
Ω	Bridgepoint Group PLC	42,049	158,508
	British American Tobacco PLC (BATS LN)	152,310	5,404,116
	Britvic PLC	100,228	1,636,757
	Brooks Macdonald Group PLC	2,494	62,805
	BT Group PLC	2,075,703	3,764,290
	Bunzl PLC	25,699	1,076,771
	Burberry Group PLC	59,305	593,514
	Burford Capital Ltd.	49,954	702,939
	Bytes Technology Group PLC (BYI SJ)	18,573	120,384
	Bytes Technology Group PLC (BYIT LN)	75,085	489,192
	C&C Group PLC	136,188	279,680
	Capital Ltd.	42,967	50,313
	Capricorn Energy PLC	30,070	73,987
	Card Factory PLC	119,515	183,709
*	Carnival PLC (CCL LN)	4,905	75,363
*	Carnival PLC (CUK US), ADR	650	9,964
	Castings PLC	1,541	6,957
	Centamin PLC	537,385	877,702
	Central Asia Metals PLC	51,845	131,595
	Centrica PLC	1,986,253	3,386,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chemring Group PLC	38,755	$206,698
	Chesnara PLC	92,760	310,771
	Clarkson PLC	5,180	302,652
	Close Brothers Group PLC	68,377	449,865
Ω	CMC Markets PLC	20,684	88,349
	Coats Group PLC	445,207	512,938
	Coca-Cola HBC AG	13,388	488,527
	Cohort PLC	4,887	52,910
	Compass Group PLC	102,564	3,158,449
	Computacenter PLC	27,861	964,706
Ω	ConvaTec Group PLC	174,247	525,002
	Costain Group PLC	75,671	84,739
	Cranswick PLC	13,296	815,197
	Crest Nicholson Holdings PLC	104,000	354,527
	CRH PLC (CRHCF US)	25,765	2,208,060
	Croda International PLC	5,514	286,707
*	Currys PLC	625,482	655,942
	CVS Group PLC	22,253	327,552
*	Darktrace PLC	122,567	932,139
	DCC PLC	28,035	1,931,470
*	De La Rue PLC	47,772	61,298
	DFS Furniture PLC	79,112	121,205
#	Diageo PLC (DEO US), Sponsored ADR	20,164	2,515,459
	Diageo PLC (DGE LN)	46,858	1,457,985
	Diploma PLC	17,569	1,004,511
	Direct Line Insurance Group PLC	348,514	845,510
	DiscoverIE Group PLC	13,612	118,475
#	Diversified Energy Co. PLC (DEC LN)	11,925	197,013
	Domino's Pizza Group PLC	93,727	389,729
	dotdigital group PLC	20,752	25,507
	Dowlais Group PLC	425,460	350,498
	Dr Martens PLC	55,801	51,017
	Drax Group PLC	135,965	1,137,296
	DS Smith PLC	434,940	2,542,681
	Dunelm Group PLC	41,981	665,860
	easyJet PLC	69,018	399,839
	Ecora Resources PLC	55,621	47,029
*	EKF Diagnostics Holdings PLC	10,269	3,620
	Elementis PLC	150,160	309,173
	Energean PLC	56,289	721,531
*	EnQuest PLC	686,836	116,711
	Entain PLC	90,571	665,575
	Epwin Group PLC	22,733	26,888
	Essentra PLC	79,859	175,610
*††	Evraz PLC	100,308	0
	Experian PLC	65,508	3,090,668
	FDM Group Holdings PLC	26,848	147,612
	Firstgroup PLC	307,314	695,887
	Flowtech Fluidpower PLC	12,279	18,299
	Foresight Group Holdings Ltd.	18,605	124,874
Ω	Forterra PLC	51,264	115,399
	Foxtons Group PLC	75,731	65,234
*	Frasers Group PLC	33,822	390,367
	Fresnillo PLC	34,855	264,128
	Fuller Smith & Turner PLC, Class A	14,301	134,866
*	Fund Technologies PLC	3,342	65,503
*Ω	Funding Circle Holdings PLC	26,689	38,556
	Future PLC	15,075	216,965
	Galliford Try Holdings PLC	23,392	92,085

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	11,619	$1,541,074
*	Gaming Realms PLC	58,159	29,768
	Gamma Communications PLC	17,469	333,871
	GB Group PLC	77,440	346,742
*	Genel Energy PLC	74,358	84,236
	Genuit Group PLC	71,508	469,907
*	Georgia Capital PLC	14,057	192,941
	Glencore PLC	761,706	4,226,583
*Ω	Global Ports Holding PLC	9,517	39,219
	Gooch & Housego PLC	5,311	32,341
	Goodwin PLC	208	22,749
	Grafton Group PLC	62,669	873,060
	Grainger PLC	268,564	834,183
*	Greencore Group PLC	149,646	346,477
	Greggs PLC	41,462	1,669,740
	GSK PLC (GSK LN)	149,747	2,907,912
#	GSK PLC (GSK US), Sponsored ADR	84,736	3,285,215
	Gulf Keystone Petroleum Ltd.	133,976	232,123
*	Gulf Marine Services PLC	49,766	10,851
*Ω	Gym Group PLC	51,692	96,853
	H&T Group PLC	7,316	36,136
	Haleon PLC (HLN LN)	379,695	1,703,085
#	Haleon PLC (HLN US), ADR	61,528	562,981
	Halfords Group PLC	49,448	98,097
	Halma PLC	23,348	799,169
	Harbour Energy PLC	225,405	906,597
	Hargreaves Lansdown PLC	88,289	1,254,241
	Hargreaves Services PLC	7,815	57,748
	Harworth Group PLC	45,760	97,328
	Hays PLC	486,139	589,166
	Headlam Group PLC	18,512	35,874
	Helical PLC	54,416	156,557
*	Helios Towers PLC	168,952	273,921
	Henry Boot PLC	27,681	81,661
	Hikma Pharmaceuticals PLC	32,924	804,987
	Hill & Smith PLC	21,306	629,805
	Hilton Food Group PLC	21,966	263,588
	Hiscox Ltd.	91,856	1,500,077
*	Hochschild Mining PLC	136,754	319,152
	Hollywood Bowl Group PLC	60,638	259,635
*Ω	Hostelworld Group PLC	8,283	15,091
	Howden Joinery Group PLC	194,268	2,348,737
	HSBC Holdings PLC (HSBA LN)	462,320	4,204,386
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	173,607	7,838,356
	Hunting PLC	102,742	603,350
Ω	Ibstock PLC	102,115	241,189
	IDOX PLC	32,237	26,292
	IG Group Holdings PLC	122,833	1,483,418
	IMI PLC	98,926	2,409,532
	Impax Asset Management Group PLC	19,265	100,870
	Imperial Brands PLC	124,617	3,434,674
	Inchcape PLC	148,308	1,612,915
*	Indivior PLC	14,579	200,257
	Informa PLC	156,879	1,753,149
	IntegraFin Holdings PLC	59,426	293,664
	InterContinental Hotels Group PLC (IHG LN)	2,901	292,242
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,342,867
	Intermediate Capital Group PLC	69,765	1,969,225
*	International Distribution Services PLC	293,304	1,301,362

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	88,750	$176,118
	International Workplace Group PLC	271,432	602,660
	Intertek Group PLC	31,047	2,016,128
	Investec PLC	184,549	1,461,264
	iomart Group PLC	17,289	28,560
	IP Group PLC	415,262	223,100
#*	IQE PLC	250,080	100,260
#*	ITM Power PLC	11,679	7,851
	ITV PLC	910,295	936,508
*	J D Wetherspoon PLC	29,871	286,518
	J Sainsbury PLC	505,272	1,791,794
*	James Fisher & Sons PLC	13,516	59,723
	James Halstead PLC	20,073	48,633
	JD Sports Fashion PLC	572,902	969,261
	JET2 PLC	20,824	382,282
*	John Wood Group PLC	281,997	740,471
	Johnson Matthey PLC	28,925	610,947
	Johnson Service Group PLC	113,318	237,201
	Jupiter Fund Management PLC	170,504	192,798
*Ω	Just Eat Takeaway.com NV (JET LN)	14,482	184,721
	Just Group PLC	331,163	513,946
	Kainos Group PLC	22,073	312,664
	Keller Group PLC	53,847	1,030,262
	Kier Group PLC	140,860	293,167
	Kingfisher PLC	526,024	1,870,083
	Kitwave Group PLC	3,570	14,685
	Knights Group Holdings PLC	2,097	3,661
	Lancashire Holdings Ltd.	74,926	610,221
	Learning Technologies Group PLC	4,309	4,005
	Legal & General Group PLC	738,085	2,201,431
	Liontrust Asset Management PLC	8,233	70,609
	Lloyds Banking Group PLC (LLOY LN)	6,023,560	4,601,698
	Lloyds Banking Group PLC (LYG US), ADR	172,652	523,136
	Lok'nStore Group PLC	2,416	34,425
	London Investment Group PLC	2,223	10,479
	London Stock Exchange Group PLC	14,986	1,824,181
	LSL Property Services PLC	21,252	93,441
Ω	Luceco PLC	17,334	34,975
	M&C Saatchi PLC	17,375	48,235
	M&G PLC	537,791	1,468,516
	Macfarlane Group PLC	47,125	75,684
	Man Group PLC	324,299	1,020,985
	Marks & Spencer Group PLC	817,287	3,451,851
	Marshalls PLC	64,748	289,172
*	Marston's PLC	259,927	139,434
*	McBride PLC	36,530	62,570
	Me Group International PLC	106,144	263,857
	Mears Group PLC	47,911	222,521
	Melrose Industries PLC	68,281	517,044
*	Metro Bank Holdings PLC	34,840	23,818
	Midwich Group PLC	11,791	52,533
*	Mitchells & Butlers PLC	152,597	611,293
	Mitie Group PLC	362,970	565,211
	MJ Gleeson PLC	16,783	126,290
	Mobico Group PLC	183,420	132,877
	Mondi PLC	103,039	2,014,589
	MONY Group PLC	190,819	582,503
*	Moonpig Group PLC	34,811	97,799
	Morgan Advanced Materials PLC	86,536	379,162

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Sindall Group PLC	15,768	$582,416
	Mortgage Advice Bureau Holdings Ltd.	4,949	58,295
*	Motorpoint group PLC	16,165	29,562
	MP Evans Group PLC	7,811	85,939
*	N Brown Group PLC	24,360	7,224
	National Grid PLC (NG LN)	50,457	640,207
#	National Grid PLC (NGG US), Sponsored ADR	24,845	1,601,260
	NatWest Group PLC (NWG LN)	332,763	1,578,789
#	NatWest Group PLC (NWG US), Sponsored ADR	158,532	1,512,400
	NCC Group PLC	76,123	144,420
	Next 15 Group PLC	27,850	306,216
	Next PLC	15,976	1,867,270
*	Nexxen International Ltd. (NEXN US), ADR	968	6,660
	Ninety One PLC	119,678	266,528
	Norcros PLC	22,747	68,608
*	Ocado Group PLC	93,874	490,884
Ω	On the Beach Group PLC	24,136	45,651
	OSB Group PLC	122,927	813,345
	Oxford Instruments PLC	14,863	480,795
*	Oxford Nanopore Technologies PLC	24,608	38,321
	Pagegroup PLC	121,792	670,979
	Pan African Resources PLC	656,500	249,874
	Paragon Banking Group PLC	89,126	920,965
	PayPoint PLC	3,305	29,348
	Pearson PLC (PSO US), Sponsored ADR	104,514	1,411,984
	Pennon Group PLC	55,562	444,208
	Persimmon PLC	79,928	1,629,914
*	Petra Diamonds Ltd.	51,390	20,054
	Pets at Home Group PLC	122,390	482,895
	Pharos Energy PLC	110,586	37,497
	Phoenix Group Holdings PLC	91,172	642,133
*	Phoenix Spree Deutschland Ltd.	8,343	16,998
	Pinewood Technologies Group PLC	25,427	116,285
*	Playtech PLC	54,204	394,074
	Plus500 Ltd.	34,070	1,030,614
	Polar Capital Holdings PLC	17,189	133,263
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	2,434	1,789
	Porvair PLC	4,392	36,996
	PPHE Hotel Group Ltd.	4,166	75,960
	Premier Foods PLC	346,159	802,706
	Prudential PLC (PRU LN)	101,015	911,598
#	Prudential PLC (PUK US), ADR	34,364	625,425
*	PureTech Health PLC (PRTC LN)	50,749	113,318
	PZ Cussons PLC	37,864	51,473
	QinetiQ Group PLC	120,356	747,695
Ω	Quilter PLC	517,514	891,867
*	Rank Group PLC	70,508	64,001
	Rathbones Group PLC	9,158	226,717
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	197,224	268,745
	Reckitt Benckiser Group PLC	53,849	2,896,734
	Record PLC	26,759	22,283
	Redrow PLC	130,235	1,249,416
	RELX PLC (REL LN)	38,132	1,799,734
#	RELX PLC (RELX US), Sponsored ADR	52,014	2,456,602
	RELX PLC (REN NA)	48,598	2,286,113
	Renew Holdings PLC	14,848	207,948
	Renewi PLC	29,279	254,057
	Renishaw PLC	1,962	95,517

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Renold PLC	76,389	$59,568
	Rentokil Initial PLC	125,129	764,057
	RHI Magnesita NV	6,366	300,441
	Ricardo PLC	11,713	79,830
	Rightmove PLC	268,383	1,994,046
	Rio Tinto PLC (RIO LN)	2,919	189,831
#	Rio Tinto PLC (RIO US), Sponsored ADR	64,287	4,188,941
	Robert Walters PLC	14,202	67,228
*	Rockhopper Exploration PLC	110,336	20,893
*	Rolls-Royce Holdings PLC	591,139	3,422,814
	Rotork PLC	242,247	1,127,435
	RS Group PLC	89,755	942,949
	RWS Holdings PLC	89,535	219,521
	S&U PLC	1,185	28,530
*	S4 Capital PLC	21,078	14,484
Ω	Sabre Insurance Group PLC	54,083	109,735
*	Saga PLC	40,900	57,723
	Sage Group PLC	78,569	1,098,281
*††	Savannah Energy PLC	205,545	55,490
	Savills PLC	54,916	901,427
	Schroders PLC	116,098	586,698
	Secure Trust Bank PLC	4,722	52,391
	Senior PLC	105,948	222,364
	Serco Group PLC	393,560	967,073
	Severfield PLC	84,041	86,044
	Severn Trent PLC	29,182	964,747
	Shell PLC (SHEL LN)	37,847	1,380,050
	Shell PLC (SHEL US), ADR	433,805	31,763,222
*	SIG PLC	245,058	76,951
*	Sigmaroc PLC	47,898	44,635
	Sirius Real Estate Ltd.	278,299	339,274
	Smith & Nephew PLC (SN LN)	13,565	195,510
#	Smith & Nephew PLC (SNN US), Sponsored ADR	12,240	352,267
	Smiths Group PLC	37,720	866,397
	Softcat PLC	48,702	1,018,891
*	SolGold PLC	234,479	33,092
	Spectris PLC	14,995	588,213
	Speedy Hire PLC	195,133	98,100
	Spirax Group PLC	5,177	604,420
Ω	Spire Healthcare Group PLC	93,859	309,042
	Spirent Communications PLC	77,583	173,291
	SSE PLC	51,536	1,247,264
	SSP Group PLC	228,290	536,872
	St. James's Place PLC	61,562	542,285
	Standard Chartered PLC	310,696	3,069,144
	SThree PLC	43,306	228,573
	Strix Group PLC	44,538	47,439
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	21,971
*	Synthomer PLC	53,939	183,611
	Tate & Lyle PLC	116,411	981,874
	Tatton Asset Management PLC	7,386	65,919
	Taylor Wimpey PLC	978,939	2,006,996
	TBC Bank Group PLC	12,163	485,088
	Team Internet Group PLC	29,590	75,830
	Telecom Plus PLC	25,673	627,386
	Tesco PLC	918,715	3,917,832
*	THG PLC	129,663	110,970
Ω	TI Fluid Systems PLC	101,976	172,699

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Topps Tiles PLC	69,344	$40,611
	TP ICAP Group PLC	336,743	961,052
*Ω	Trainline PLC	28,335	123,429
	Travis Perkins PLC	135,124	1,660,397
	Treatt PLC	8,368	49,609
	Trifast PLC	24,484	24,215
	TT Electronics PLC	112,441	211,911
#*	Tullow Oil PLC	313,425	122,861
	Tyman PLC	43,867	223,950
	Ultimate Products PLC	6,327	11,391
#	Unilever PLC (UL US), Sponsored ADR	102,959	6,321,683
	Unilever PLC (ULVR LN)	15,104	928,211
	Unilever PLC (UNA NA)	15,026	920,565
	United Utilities Group PLC	105,318	1,399,637
	Vanquis Banking Group PLC	77,415	54,478
	Vertu Motors PLC	184,858	170,339
	Vesuvius PLC	81,879	507,972
#*	Victoria PLC	2,360	4,923
	Victorian Plumbing Group PLC	23,086	27,613
	Victrex PLC	7,236	102,392
*	Videndum PLC	15,306	63,643
	Virgin Money U.K. PLC	435,964	1,205,627
*	Vistry Group PLC	122,422	2,180,500
	Vodafone Group PLC (VOD LN)	2,921,845	2,734,115
	Volex PLC	26,053	118,819
	Volution Group PLC	35,726	251,601
	Vp PLC	1,242	10,750
*Ω	Watches of Switzerland Group PLC	76,240	399,816
*	Watkin Jones PLC	52,943	33,805
	Weir Group PLC	43,953	1,147,384
	WH Smith PLC	38,255	650,907
	Whitbread PLC	35,285	1,322,128
	Wickes Group PLC	91,550	177,763
	Wilmington PLC	8,381	42,341
*	Wise PLC, Class A	21,012	193,470
*Ω	Wizz Air Holdings PLC	1,105	27,246
	WPP PLC (WPP LN)	58,157	560,987
#	WPP PLC (WPP US), Sponsored ADR	7,404	357,909
*	Xaar PLC	14,848	24,172
	XPS Pensions Group PLC	15,239	63,448
	Young & Co.'s Brewery PLC (YNGA LN), Class A	7,260	93,184
	Young & Co.'s Brewery PLC (YNGN LN)	4,565	41,709
	Zigup PLC	86,680	473,163
	Zotefoams PLC	2,604	17,929
TOTAL UNITED KINGDOM			354,208,010
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	21,109	139,334
*	Alcoa Corp.	16,423	529,923
	Chord Energy Corp. (CHRD US)	9,318	1,599,517
	Newmont Corp., CDI	23,392	1,129,151
	Noble Corp. PLC	1,598	74,854
TOTAL UNITED STATES			3,472,779
TOTAL COMMON STOCKS			3,877,808,331

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
*	Alpargatas SA	30,693	$46,668
	Banco ABC Brasil SA, 6.906%	34,146	132,934
Ω	Banco BMG SA, 14.917%	88,887	55,160
	Banco Bradesco SA, 10.553%	294,463	647,114
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	85,225	172,374
	Banco Pan SA, 2.478%	69,399	106,501
	Banco Pine SA, 10.986%	34,900	26,409
	Centrais Eletricas Brasileiras SA Class B, 4.180%	9,900	76,331
	Centrais Eletricas de Santa Catarina SA, 8.053%	1,700	22,617
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	44,272	64,340
	Cia De Sanena Do Parana, 5.020%	227,298	222,630
	Cia Energetica de Minas Gerais, 9.945%	292,281	561,189
	Cia Energetica do Ceara Class A, 3.148%	3,900	21,127
	Cia Paranaense de Energia - Copel Class B, 3.767%	171,936	306,717
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	42,268	183,535
	Energisa SA, 4.450%	193	261
	Eucatex SA Industria e Comercio, 6.064%	26,314	71,087
	Gerdau SA, 6.097%	181,350	585,460
	Itau Unibanco Holding SA, 6.925%	136,948	820,310
	Klabin SA, 4.795%	3	2
	Marcopolo SA, 7.139%	263,936	283,248
	Petroleo Brasileiro SA, 14.593%	792,884	5,244,166
	Raizen SA, 5.668%	392,743	207,615
	Randon SA Implementos e Participacoes, 4.809%	71,363	134,748
	Schulz SA, 5.856%	27,962	31,194
	Taurus Armas SA, 5.264%	20,900	42,604
	Track & Field Co. SA, 1.814%	12,967	25,333
	Unipar Carbocloro SA Class B, 5.316%	7,118	65,553
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	204,318	224,686
TOTAL BRAZIL			10,381,913
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 5.555%	47,804	152,770
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.282%	235,543	24,711
	Grupo de Inversiones Suramericana SA, 6.233%	6,485	34,418
TOTAL COLOMBIA			59,129
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 7.558%	9,176	786,673
Ω	Dr Ing hc F Porsche AG, 3.315%	6,329	476,578
	Draegerwerk AG & Co. KGaA, 3.711%	3,102	163,132
	Einhell Germany AG, 1.635%	594	114,382
	FUCHS SE, 2.764%	22,174	963,485
	Henkel AG & Co. KGaA, 2.341%	19,539	1,671,400
	Jungheinrich AG, 2.553%	21,914	693,685
	Porsche Automobil Holding SE, 6.209%	33,982	1,518,977
#	Sartorius AG, 0.283%	723	205,059
	Sixt SE, 7.627%	6,464	358,441
	STO SE & Co. KGaA, 4.032%	1,089	145,765
	Villeroy & Boch AG, 6.158%	2,636	49,212
	Volkswagen AG, 8.809%	31,385	3,502,659
TOTAL GERMANY			10,649,448
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	192	19

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	$33,530
TOTAL PREFERRED STOCKS			21,276,809
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,729	157
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	1,759	87
*	Imugene Ltd. Warrants 08/31/2026	22,893	434
*	Panoramic Resources Ltd. Warrants 09/16/2024	87,701	0
TOTAL AUSTRALIA			678
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	12,809	0
*††	S Immo AG Rights	7,826	0
*	Strabag SE Rights	7,579	0
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	97	18
*	Grupo Casas Bahia SA Warrants 09/19/2024	185,941	329
*	Localiza Rent a Car SA Rights 08/06/2024	463	949
*	Zamp SA Rights 08/27/2024	36,410	451
TOTAL BRAZIL			1,747
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
FRANCE — (0.0%)
*	Axway Software Rights SA 08/20/2024	3,324	5,036
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	1,781	7,870
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	328,770	0
SOUTH AFRICA — (0.0%)
*	Pick n Pay Stores Ltd. Rights 08/02/2024	40,873	16,585
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	53,920	1,477
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	1,693	2,112
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	6,070	794
*	Winbond Electronics Corp. Rights 08/12/2024	64,458	294
TOTAL TAIWAN			4,677
THAILAND — (0.0%)
*	Better World Green PCL Warrants	293,033	411
*	Northeast Rubber PCL Warrants 05/15/2026	46,367	1,002
*	Rml Rates Rec (F) Rights	53,219	0

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Thaifoods Group PCL Warrants 05/14/2027	48,990	$1,223
TOTAL THAILAND		2,636
TOTAL RIGHTS/WARRANTS		39,229
TOTAL INVESTMENT SECURITIES (Cost $2,941,993,209)		3,899,124,369

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	6,630,037	76,689,634
TOTAL INVESTMENTS — (100.0%)
(Cost $3,018,683,650)^^			$3,975,814,003
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,305,447	$167,228,070	$15,408	$173,548,925
Austria	—	14,506,061	—	14,506,061
Belgium	600,690	28,347,131	—	28,947,821
Brazil	39,998,916	577,263	—	40,576,179
Canada	288,380,443	606,638	—	288,987,081
Chile	935,189	4,495,579	—	5,430,768
China	17,631,939	237,460,907	645,609	255,738,455
Colombia	1,317,074	6,397	—	1,323,471
Czech Republic	—	1,519,447	—	1,519,447
Denmark	80,437	89,457,508	—	89,537,945
Egypt	97,131	158,697	—	255,828
Finland	934,899	38,331,841	—	39,266,740
France	3,060,564	199,504,496	—	202,565,060
Germany	364,382	171,654,569	—	172,018,951
Greece	69,234	5,796,971	—	5,866,205
Hong Kong	—	39,148,285	16,392	39,164,677
Hungary	—	2,300,850	—	2,300,850
India	4,101,691	267,194,397	188,223	271,484,311
Indonesia	107,040	20,499,062	37,112	20,643,214
Ireland	3,853,774	13,507,360	—	17,361,134
Israel	1,088,231	19,301,567	—	20,389,798
Italy	—	76,375,852	—	76,375,852
Japan	1,661,043	621,754,544	—	623,415,587
Kuwait	—	7,589,152	—	7,589,152
Malaysia	1,863	21,439,319	91	21,441,273
Mexico	23,416,583	242,684	—	23,659,267
Netherlands	21,456,634	77,167,717	—	98,624,351
New Zealand	—	8,252,294	—	8,252,294
Norway	142,263	21,765,965	—	21,908,228
Peru	364,906	—	—	364,906
Philippines	22,225	7,763,204	—	7,785,429
Poland	—	14,139,429	—	14,139,429
Portugal	—	8,196,590	—	8,196,590
Qatar	—	9,420,466	—	9,420,466
Saudi Arabia	38,757	39,293,293	—	39,332,050

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$19,410	$28,295,978	$65,000	$28,380,388
South Africa	1,951,255	36,839,986	—	38,791,241
South Korea	473,248	150,115,369	217,436	150,806,053
Spain	500,006	64,312,936	—	64,812,942
Sweden	22,378	79,751,768	—	79,774,146
Switzerland	17,366,790	191,545,564	—	208,912,354
Taiwan	21,575,690	228,393,976	4,123	249,973,789
Thailand	17,622,480	1,786,814	3,239	19,412,533
Turkey	—	8,264,342	—	8,264,342
United Arab Emirates	1,162,594	17,899,365	—	19,061,959
United Kingdom	88,949,902	265,202,618	55,490	354,208,010
United States	1,599,517	1,873,262	—	3,472,779
Preferred Stocks
Brazil	10,326,753	55,160	—	10,381,913
Chile	—	152,770	—	152,770
Colombia	59,129	—	—	59,129
Germany	—	10,649,448	—	10,649,448
India	—	—	19	19
Philippines	—	33,530	—	33,530
Rights/Warrants
Australia	—	678	—	678
Brazil	—	1,747	—	1,747
France	—	5,036	—	5,036
India	—	7,870	—	7,870
South Africa	—	16,585	—	16,585
Taiwan	—	4,677	—	4,677
Thailand	—	2,636	—	2,636
Securities Lending Collateral	—	76,689,634	—	76,689,634
Total Investments in Securities	$577,660,507	$3,396,905,354	$1,248,142˂˃	$3,975,814,003

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,628,736	$172,327,831
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,494,402	73,303,708
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,067,221	49,944,061
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $149,337,445)^^		$295,575,600
As of July 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	6,575,000	USD	8,430,399	Societe Generale	08/01/24	$22,094
USD	8,455,700	HKD	65,988,000	Bank of America Corp.	08/05/24	8,935
JPY	115,296,000	USD	749,939	State Street Bank and Trust	08/09/24	20,498
USD	17,595,672	EUR	16,231,000	Royal Bank of Canada	08/12/24	21,594
USD	4,193,422	AUD	6,223,000	Citibank, N.A.	08/19/24	122,079
USD	469,057	ILS	1,755,000	Bank of America Corp.	09/09/24	3,618
USD	25,746	ILS	94,000	Citibank, N.A.	09/09/24	817
USD	4,310,808	CAD	5,925,000	Bank of America Corp.	09/24/24	12,613
USD	1,894,929	SEK	19,897,000	State Street Bank and Trust	10/09/24	30,469
Total Appreciation						$242,717
USD	8,230,620	GBP	6,575,000	Morgan Stanley and Co. International	08/01/24	$(221,872)
HKD	3,174,000	USD	406,556	Citibank, N.A.	08/05/24	(270)
USD	617,981	SGD	834,000	Citibank, N.A.	08/08/24	(6,130)
USD	14,518,299	JPY	2,323,442,000	Bank of America Corp.	08/09/24	(1,007,536)
USD	4,983,475	CHF	4,450,000	Citibank, N.A.	08/19/24	(94,753)
USD	524,968	NOK	5,801,000	Barclays Capital	08/27/24	(7,047)
USD	8,653,189	GBP	6,747,000	Societe Generale	08/30/24	(22,783)
DKK	858,000	USD	125,657	Citibank, N.A.	09/20/24	(874)
USD	2,193,170	DKK	15,225,000	Royal Bank of Canada	09/20/24	(21,073)
Total (Depreciation)						$(1,382,338)
Total Appreciation (Depreciation)						$(1,139,621)
As of July 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	13	09/20/24	$3,570,112	$3,612,700	$42,588
Total Futures Contracts			$3,570,112	$3,612,700	$42,588

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$295,575,600	—	—	$295,575,600
Total Investments in Securities	$295,575,600	—	—	$295,575,600
Financial Instruments
Assets
Forward Currency Contracts**	—	$242,717	—	242,717
Futures Contracts**	42,588	—	—	42,588
Liabilities
Forward Currency Contracts**	—	(1,382,338)	—	(1,382,338)
Total Financial Instruments	$42,588	$(1,139,621)	—	$(1,097,033)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2024, the DFA Commodity Strategy Portfolio held $238,515,269 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$197,300
U.S. Large Cap Value Portfolio	14,491,361
U.S. Targeted Value Portfolio	10,014,775
U.S. Small Cap Value Portfolio	11,903,726
U.S. Core Equity 1 Portfolio	12,228,398
U.S. Core Equity 2 Portfolio	13,512,129
U.S. Vector Equity Portfolio	2,414,786
U.S. Small Cap Portfolio	11,095,581
U.S. Micro Cap Portfolio	4,333,870
DFA Real Estate Securities Portfolio	4,421,688
Large Cap International Portfolio	3,896,608
International Core Equity Portfolio	24,481,717
International Small Company Portfolio	10,514,115
Global Small Company Portfolio	76,647
Japanese Small Company Portfolio	201,173
Asia Pacific Small Company Portfolio	178,489
United Kingdom Small Company Portfolio	18,661
Continental Small Company Portfolio	636,585
DFA International Real Estate Securities Portfolio	3,855,693
DFA Global Real Estate Securities Portfolio	7,282,712
DFA International Small Cap Value Portfolio	9,011,783
International Vector Equity Portfolio	2,647,991
World ex U.S. Value Portfolio	215,174
World ex U.S. Targeted Value Portfolio	612,862
World ex U.S. Core Equity Portfolio	3,057,349
Selectively Hedged Global Equity Portfolio	153,393
Emerging Markets Portfolio	3,101,710
Emerging Markets Small Cap Portfolio	3,305,330
Emerging Markets Value Portfolio	8,899,093
Emerging Markets Core Equity Portfolio	19,841,417
U.S. Large Cap Equity Portfolio	785,486
DFA Commodity Strategy Portfolio	2,802,274
DFA One-Year Fixed Income Portfolio	4,693,853

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,426,470
DFA Selectively Hedged Global Fixed Income Portfolio	984,502
DFA Short-Term Government Portfolio	1,523,690
DFA Five-Year Global Fixed Income Portfolio	9,229,587
DFA World ex U.S. Government Fixed Income Portfolio	1,049,849
DFA Intermediate Government Fixed Income Portfolio	6,180,039
DFA Short-Term Extended Quality Portfolio	5,640,683
DFA Intermediate-Term Extended Quality Portfolio	1,844,169
DFA Targeted Credit Portfolio	918,596
DFA Investment Grade Portfolio	12,324,382
DFA Inflation-Protected Securities Portfolio	5,653,333
DFA Short-Term Municipal Bond Portfolio	1,528,496
DFA Intermediate-Term Municipal Bond Portfolio	1,395,889
DFA Selective State Municipal Bond Portfolio	427,262
DFA Short-Term Selective State Municipal Bond Portfolio	192,516
DFA California Short-Term Municipal Bond Portfolio	694,163
DFA California Intermediate-Term Municipal Bond Portfolio	421,722
DFA NY Municipal Bond Portfolio	145,813
Dimensional Retirement Income Fund	59,800
Dimensional 2045 Target Date Retirement Income Fund	136,570
Dimensional 2050 Target Date Retirement Income Fund	111,230
Dimensional 2055 Target Date Retirement Income Fund	78,275
Dimensional 2060 Target Date Retirement Income Fund	61,783
Dimensional 2065 Target Date Retirement Income Fund	19,671
Dimensional 2010 Target Date Retirement Income Fund	12,201
Dimensional 2015 Target Date Retirement Income Fund	24,817
Dimensional 2020 Target Date Retirement Income Fund	74,384
Dimensional 2025 Target Date Retirement Income Fund	151,104
Dimensional 2030 Target Date Retirement Income Fund	186,266
Dimensional 2035 Target Date Retirement Income Fund	170,964
Dimensional 2040 Target Date Retirement Income Fund	153,547
DFA Short-Duration Real Return Portfolio	1,868,499
DFA Municipal Real Return Portfolio	1,565,740
DFA Municipal Bond Portfolio	558,227
World Core Equity Portfolio	671,921
DFA LTIP Portfolio	541,697
U.S. Social Core Equity 2 Portfolio	905,242
U.S. Sustainability Core 1 Portfolio	3,884,928
U.S. Sustainability Targeted Value Portfolio	364,122
International Sustainability Core 1 Portfolio	2,712,693
International Social Core Equity Portfolio	1,214,288
Global Social Core Equity Portfolio	55,615
Emerging Markets Social Core Equity Portfolio	1,247,751
VA U.S. Targeted Value Portfolio	580,309
VA U.S. Large Value Portfolio	428,903
VA International Value Portfolio	446,464
VA International Small Portfolio	304,671
VA Short-Term Fixed Portfolio	375,925

Federal Tax Cost
VA Global Bond Portfolio	$339,457
VIT Inflation-Protected Securities Portfolio	226,401
VA Global Moderate Allocation Portfolio	157,885
U.S. Large Cap Growth Portfolio	1,888,707
U.S. Small Cap Growth Portfolio	1,016,935
International Large Cap Growth Portfolio	663,678
International Small Cap Growth Portfolio	236,357
DFA Social Fixed Income Portfolio	646,358
DFA Diversified Fixed Income Portfolio	1,841,630
U.S. High Relative Profitability Portfolio	3,481,671
International High Relative Profitability Portfolio	1,247,035
VA Equity Allocation Portfolio	135,672
DFA MN Municipal Bond Portfolio	27,569
DFA California Municipal Real Return Portfolio	310,655
DFA Global Core Plus Fixed Income Portfolio	2,680,241
Emerging Markets Sustainability Core 1 Portfolio	866,124
Emerging Markets Targeted Value Portfolio	222,406
DFA Global Sustainability Fixed Income Portfolio	756,399
DFA Oregon Municipal Bond Portfolio	69,290
DFA Global Core Plus Real Return Portfolio	265,313
Emerging Markets ex China Core Equity Portfolio	840,899
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.